As filed with the Securities and Exchange Commission on September 4, 2013.

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04419

TRANSAMERICA SERIES TRUST

(Exact Name of Registrant as Specified in Charter)

570 Carillon Parkway, St. Petersburg, Florida 33716

(Address of Principal Executive Offices)  (Zip Code)

Registrant’s Telephone Number, including Area Code: (727) 299-1800

Dennis P. Gallagher, Esq. P.O. Box 9012, Clearwater, Florida 33758-9771

(Name and Address of Agent for Service)

Date of fiscal year end: December 31

Date of reporting period: January 1, 2013 - June 30, 2013

Item 1: Report(s) to Shareholders.  The Semi-Annual Report is attached.

Transamerica Series Trust Semi-Annual Report

570 Carillon Parkway

St. Petersburg, FL 33716

Distributor: Transamerica Capital, Inc.

Customer Service: 1-800-851-9777

The following pages contain the most recent semi-annual reports for the investment options in which you are invested. In compliance with Securities and Exchange Commission regulations, we present these reports on an annual and semi-annual basis with the hope that they will foster greater understanding of the investment options’ holdings, performance, financial data, accounting policies and other issues. This streamlined version provides information only on the investment options in which you are invested.

If you have any questions about these reports, please do not hesitate to contact your financial professional. As always, we thank you for your trust and the opportunity to serve you.

Dear Fellow Shareholder,

On behalf of Transamerica Series Trust, we would like to thank you for your continued support and confidence in our products as we look forward to continuing to serve you and your financial adviser in the future. We value the trust you have placed in us.

This semi-annual report is provided to you with the intent of presenting a comprehensive review of the investments of each of your portfolios. The Securities and Exchange Commission requires that annual and semi-annual reports be sent to all shareholders, and we believe this report to be an important part of the investment process. In addition to providing a comprehensive review, this report also provides a discussion of accounting policies as well as matters presented to shareholders that may have required their vote.

We believe it is important to understand market conditions over the last six months in order to provide a context for reading this report. As 2013 began, investor concern over the fiscal cliff had held the U.S. markets down despite improving economic conditions. However, on January 2, 2013 the U.S. Congress resolved the fiscal cliff and as a result U.S. markets moved up strongly over the first three months of the year. February and March brought slowing growth in China and increasing economic weakness in Europe, which drove international markets down. However, in April, Japan announced a new monetary easing program which helped international markets recover. U.S. economics continued to improve in May, pushing U.S. equity markets to new highs even as bond yields began creeping up. In June, the Federal Reserve announced plans to gradually reduce purchases of bonds if the economy continued to improve. As a result, forward-looking markets sold both bonds and high-yielding securities, pushing prices down and both yields and interest rates even higher.

For the six months ended June 30, 2013, the Dow Jones Industrial Average returned 15.20%, the Standard & Poor‘s 500® Index returned 12.63%, and the Barclays U.S. Aggregate Bond Index returned (2.44)%. It is always important to maintain a diversified portfolio as investment returns have historically been difficult to predict.

In addition to your active involvement in the investment process, we firmly believe that a financial adviser is a key resource to help you build a complete picture of your current and future financial needs. Financial advisers are familiar with the market’s history, including long-term returns and volatility of various asset classes. With your financial adviser, you can develop an investment program that incorporates factors such as your goals, your investment timeline, and your risk tolerance.

Please contact your financial adviser if you have any questions about the contents of this report, and thanks again for the confidence you have placed in us.

Sincerely,

Thomas A. Swank

President & Chief Executive Officer

Transamerica Series Trust

Christopher A. Staples

Vice President & Chief Investment Officer, Advisory Services

Transamerica Series Trust

Transamerica Aegon Active Asset Allocation -
Conservative VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2013, and held for the entire period until June 30, 2013.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses(A)
Portfolio Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period(B)	Ending Account Value	Expenses Paid During Period(B)	Annualized Expense Ratio(C)
Transamerica Aegon Active Asset Allocation - Conservative VP
Initial Class	$1,000.00	$1,016.20	$2.92	$1,021.63	$2.92	0.59%
Service Class	1,000.00	1,014.30	4.15	1,020.40	4.16	0.84

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratios (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (179 days), and divided by the number of days in the year (365 days).

(C)	Expense ratios do not include expenses of the investment companies in which the portfolio invests.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2013

(the following chart summarizes the Schedule of Investments of the portfolio by asset type)

(unaudited)

Asset Type	% of Net Assets
Capital Markets	75.4%
Securities Lending Collateral	16.7
Value - Large Cap	7.6
Growth - Large Cap	7.3
Region Fund - Asian Pacific	3.1
Emerging Markets - Equity	3.0
Growth - Small Cap	1.9
Repurchase Agreement	1.5
Region Fund - European	1.4
Other Assets and Liabilities - Net	(17.9)
Total	100.0%

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Aegon Active Asset Allocation -
Conservative VP

SCHEDULE OF INVESTMENTS

At June 30, 2013

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 99.7%
Capital Markets - 75.4%
Vanguard Extended Market ETF (A)	50,232	$ 3,509,207
Vanguard Intermediate-Term Bond ETF	794,560	66,353,706
Vanguard Long-Term Bond ETF	162,387	13,828,877
Vanguard MSCI EAFE ETF (A)	231,149	8,231,216
Vanguard S&P 500 ETF (A)	202,607	14,871,354
Vanguard Short-Term Bond ETF	825,507	66,098,345
Vanguard Short-Term Government Bond ETF (A)	241,080	14,662,486
Vanguard Total Bond Market ETF	456,785	36,944,771
Vanguard Total Stock Market ETF (A)	218,806	18,095,256
Emerging Markets - Equity - 3.0%
Vanguard FTSE Emerging Markets ETF (A)	253,180	9,818,321
Growth - Large Cap - 7.3%
Vanguard Growth ETF (A)	298,858	23,358,741
Growth - Small Cap - 1.9%
Vanguard Small-Capital ETF (A)	64,597	6,053,385
Region Fund - Asian Pacific - 3.1%
Vanguard MSCI Pacific ETF	181,298	10,121,867
Region Fund - European - 1.4%
Vanguard MSCI European ETF	95,659	4,607,894
Value - Large Cap - 7.6%
Vanguard Value ETF (A)	359,256	24,325,224

Total Investment Companies (cost $323,886,018)		320,880,650

SECURITIES LENDING COLLATERAL - 16.7%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.18% (B)	53,692,884	53,692,884

Total Securities Lending Collateral (cost $53,692,884)		53,692,884

Principal	Value
REPURCHASE AGREEMENT - 1.5%

State Street Bank & Trust Co.
0.03% (B), dated 06/28/2013, to be repurchased at $4,887,067 on 07/01/2013. Collateralized by a U.S. Government Agency Obligation, 2.50%, due 12/15/2027, and with a value of $4,989,653.

$ 4,887,054	$ 4,887,054

Total Repurchase Agreement (cost $4,887,054)	4,887,054

Total Investment Securities (cost $382,465,956) (C)	379,460,588
Other Assets and Liabilities - Net	(57,529,344)

Net Assets	$ 321,931,244

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $52,520,887. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rate shown reflects the yield at June 30, 2013.
(C)	Aggregate cost for federal income tax purposes is $382,465,956. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $4,328,739 and $7,334,107, respectively. Net unrealized depreciation for tax purposes is $3,005,368.

DEFINITION:

ETF	Exchange-Traded Fund

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Aegon Active Asset Allocation -
Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

VALUATION SUMMARY: (D)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2013
ASSETS
Investment Securities
Investment Companies	$320,880,650	$—	$—	$320,880,650
Securities Lending Collateral	53,692,884	—	—	53,692,884
Repurchase Agreement	—	4,887,054	—	4,887,054
Total Investment Securities	$374,573,534	$4,887,054	$—	$379,460,588

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2013
LIABILITIES
Other Liabilities (E)
Collateral for Securities on Loan	$—	$(53,692,884)	$—	$(53,692,884)
Total Other Liabilities	$—	$(53,692,884)	$—	$(53,692,884)

(D)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended June 30, 2013. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
(E)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Aegon Active Asset Allocation -
Conservative VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2013

(unaudited)

Assets:
Investments in investment companies, at value (cost: $377,578,902) (including securities loaned of $52,520,887)	$374,573,534
Repurchase agreement, at value (cost: $4,887,054)	4,887,054
Receivables:
Shares sold	345,952
Investment securities sold	143,003
Interest	4
Dividends	3,124
Securities lending income (net)	10,076
Prepaid expenses	1,390

Total assets	379,964,137

Liabilities:
Accounts payable and accrued liabilities:
Shares redeemed	168,340
Investment securities purchased	3,961,503
Administration fees	6,080
Management and advisory fees	128,627
Distribution and service fees	58,755
Transfer agent fees	41
Trustees fees	104
Other	16,559
Collateral for securities on loan	53,692,884

Total liabilities	58,032,893

Net assets	$321,931,244

Net assets consist of:
Capital stock ($0.01 par value)	$302,726
Additional paid-in capital	309,354,081
Undistributed (accumulated) net investment income (loss)	5,681,376
Undistributed (accumulated) net realized gain (loss) from investments in investment companies	9,598,429
Net unrealized appreciation (depreciation) on investments in investment companies	(3,005,368)

Net assets	$321,931,244

Net assets by class:
Initial Class	$10,476,067
Service Class	311,455,177
Shares outstanding:
Initial Class	980,489
Service Class	29,292,127
Net asset value and offering price per share:
Initial Class	$10.68
Service Class	10.63

STATEMENT OF OPERATIONS

For the period ended June 30, 2013

(unaudited)

Investment Income:
Dividend income from investment companies	$3,132,497
Interest income	289
Securities lending income (net)	42,708

Total investment income	3,175,494

Expenses:
Management and advisory	756,249
Distribution and service:
Service Class	343,930
Transfer agent	1,090
Printing and shareholder reports	17,194
Custody	16,080
Administration	35,629
Legal	5,698
Audit and tax	6,849
Trustees	5,285
Other	3,620

Total expenses	1,191,624

Net investment income (loss)	1,983,870

Net realized gain (loss) on transactions from:
Investments in investment companies	6,573,310

Total realized gain (loss)	6,573,310

Net change in unrealized appreciation (depreciation) on:
Investments in investment companies	(5,473,342)

Net change in unrealized appreciation (depreciation)	(5,473,342)

Net realized and change in unrealized gain (loss) on investments in investment companies	1,099,968

Net increase (decrease) in net assets resulting from operations	$3,083,838

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Aegon Active Asset Allocation -
Conservative VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2013 (unaudited)	December 31, 2012
From operations:
Net investment income (loss)	$1,983,870	$3,687,633
Net realized gain (loss) from investments in investment companies	6,573,310	5,945,346
Net change in unrealized appreciation (depreciation) on investments in investment companies	(5,473,342)	2,091,124
Net increase (decrease) in net assets resulting from operations	3,083,838	11,724,103

Distributions to shareholders:
From net investment income:
Initial Class	—	(28,636)
Service Class	—	(732,834)
	—	(761,470)
From net realized gains:
Initial Class	—	(36,924)
Service Class	—	(999,404)
	—	(1,036,328)
Total distributions to shareholders	—	(1,797,798)

Capital share transactions:
Proceeds from shares sold:
Initial Class	3,412,160	4,530,084
Service Class	73,369,426	138,161,186
	76,781,586	142,691,270
Dividends and distributions reinvested:
Initial Class	—	65,560
Service Class	—	1,732,238
	—	1,797,798
Cost of shares redeemed:
Initial Class	(896,479)	(2,308,188)
Service Class	(10,910,272)	(13,357,639)
	(11,806,751)	(15,665,827)
Net increase (decrease) in net assets resulting from capital shares transactions	64,974,835	128,823,241

Net increase (decrease) in net assets	68,058,673	138,749,546

Net assets:
Beginning of period/year	253,872,571	115,123,025
End of period/year	$321,931,244	$253,872,571
Undistributed (accumulated) net investment income (loss)	$5,681,376	$3,697,506

Share activity:
Shares issued:
Initial Class	318,676	446,401
Service Class	6,819,069	13,511,523
	7,137,745	13,957,924
Shares issued-reinvested from dividends and distributions:
Initial Class	—	6,365
Service Class	—	168,670
	—	175,035
Shares redeemed:
Initial Class	(83,160)	(225,241)
Service Class	(1,013,993)	(1,298,814)
	(1,097,153)	(1,524,055)

Net increase (decrease) in shares outstanding:
Initial Class	235,516	227,525
Service Class	5,805,076	12,381,379
	6,040,592	12,608,904

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Aegon Active Asset Allocation -
Conservative VP

FINANCIAL HIGHLIGHTS

For the period or years ended:

For a share outstanding throughout each period/year	Initial Class
	June 30, 2013 (unaudited)		December 31, 2012	December 31, 2011(A)
Net asset value
Beginning of period/year	$10.51		$9.92	$10.00
Investment operations
Net investment income (loss)(B)(C)	0.09		0.22	0.23
Net realized and unrealized gain (loss)	0.08		0.46	(0.31)
Total investment operations	0.17		0.68	(0.08)
Distributions
Net investment income	—		(0.04)	—
Net realized gains	—		(0.05)	—
Total distributions	—		(0.09)	—
Net asset value
End of period/year	$10.68		$10.51	$9.92
Total return(D)	1.62	%(E)	6.89%	(0.80	)%(E)
Net assets end of period/year (000’s)	$10,476		$7,833	$5,132
Ratio and supplemental data
Expenses to average net assets:(F)
After (waiver/reimbursement) recapture	0.59	%(G)	0.60%	0.80	%(G)
Before (waiver/reimbursement) recapture	0.59	%(G)	0.59%	0.86	%(G)
Net investment income (loss) to average net assets(B)	1.66	%(G)	2.12%	3.45	%(G)
Portfolio turnover rate(H)	60	%(E)	101%	131	%(E)

(A)	Commenced operations on May 1, 2011.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the portfolio invests.
(D)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(E)	Not annualized.
(F)	Does not include expenses of the underlying investment companies in which the portfolio invests.
(G)	Annualized.
(H)	Does not include the portfolio activity of the underlying investment companies in which the portfolio invests.

For a share outstanding throughout each period/year	Service Class
	June 30, 2013 (unaudited)		December 31, 2012	December 31, 2011(A)
Net asset value
Beginning of period/year	$10.48		$9.90	$10.00
Investment operations
Net investment income (loss)(B)(C)	0.07		0.20	0.28
Net realized and unrealized gain (loss)	0.08		0.47	(0.38)
Total investment operations	0.15		0.67	(0.10)
Distributions
Net investment income	—		(0.04)	—
Net realized gains	—		(0.05)	—
Total distributions	—		(0.09)	—
Net asset value
End of period/year	$10.63		$10.48	$9.90
Total return(D)	1.43	%(E)	6.78%	(1.00	)%(E)
Net assets end of period/year (000’s)	$311,455		$246,040	$109,991
Ratio and supplemental data
Expenses to average net assets(F)
After (waiver/reimbursement) recapture	0.84	%(G)	0.85%	1.05	%(G)
Before (waiver/reimbursement) recapture	0.84	%(G)	0.84%	1.11	%(G)
Net investment income (loss) to average net assets(C)	1.38	%(G)	1.97%	4.22	%(G)
Portfolio turnover rate(H)	60	%(E)	101%	131	%(E)

(A)	Commenced operations on May 1, 2011.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the portfolio invests.
(D)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(E)	Not annualized.
(F)	Does not include expenses of the underlying investment companies in which the portfolio invests.
(G)	Annualized.
(H)	Does not include the portfolio activity of the underlying investment companies in which the portfolio invests.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Aegon Active Asset Allocation -
Conservative VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2013

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Aegon Active Asset Allocation — Conservative VP (the “Portfolio”) is a series of TST.

The Portfolio currently offers two classes of shares: Initial Class and Service Class.

Transamerica Asset Management, Inc. (“TAM”) provides continuous and regular investment advisory services to the Portfolio. TAM acts as a manager of managers, providing advisory services that include, without limitation, the design and development of each Portfolio and its investment strategy and the ongoing review and evaluation of that investment strategy including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for each Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending and implementing fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolios’ investments; regular review of sub-adviser performance and holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation of portfolio holdings; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolios’ Board of Trustees; oversight of preparation of prospectuses, shareholder reports and other disclosure materials and filings; and oversight of other service providers to the Portfolios, such as the custodian, the transfer agent, the administrator, the distributor, the Portfolios’ independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations for the Portfolios; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment advisory services. Where TAM employs sub-advisers, the sub-advisers carry out and effectuate the investment strategy designed for the Portfolios by TAM and are responsible, subject to TAM’s and the Board of Trustees oversight, for the day-to-day management of the Portfolios and for making decisions to buy, hold or sell a particular security.

Transamerica Fund Services, Inc. (“TFS”) provides supervisory and administrative services to each Portfolio. TFS’s supervisory and administrative services include performing certain administrative services for the Portfolios and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided for the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TFS has outsourced the provision of certain services as described below; to the extent agreed upon by TFS and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of net asset values; shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; recommending and implementing fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and its dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; preparation of agendas and supporting documents for and minutes of meetings of Trustees and committees of Trustees; and preparation of regular communications with the Trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TFS to perform supervisory and administrative services to the Portfolio. State Street performs back office services to support TFS, including furnishing financial and performance information about the Portfolios for inclusion in regulatory filings and Trustee and shareholder reports; preparing drafts of regulatory filings, Trustee materials, tax returns, expenses and budgeting; tax compliance testing; and maintaining books and records. TFS pays all expenses it incurs in connection with providing these services in the Amended and Restated Services Agreement with the exception of the costs of certain services specifically assumed by the Portfolios, as numerated within the Statement of Operations.

This report should be read in conjunction with the Portfolio’s current prospectus, which contains additional information about the Portfolio, including investment objectives and strategies.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Aegon Active Asset Allocation -
Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 1. (continued)

Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of securities exposes the Portfolio to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Portfolios may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Portfolios may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrowed.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio (“Navigator”), a money market mutual fund registered under the 1940 Act. The Transamerica Asset Management family of mutual funds is a significant shareholder of the Navigator as of June 30, 2013. No individual portfolio has a significant holding in the Navigator.

By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees.

Such income is reflected separately in the Statement of Operations. Income from loaned securities in the Statement of Operations is net of fees and rebates earned by the lending agent for its services. The value of loaned securities and related collateral outstanding at June 30, 2013 are shown in the Schedule of Investments and the Statement of Assets and Liabilities.

Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

The open repurchase agreements and related collateral at June 30, 2013 are listed in the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend date, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class, based upon net assets. Each class bears its own specific expenses in addition to the non-class specific expenses.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Aegon Active Asset Allocation -
Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 2. (continued)

The Portfolio’s Board of Trustees has delegated the valuation functions on a day-to-day basis to TAM, subject to board oversight. TAM has formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board of Trustees. These policies and procedures are reviewed at least annually by the Board of Trustees. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair market value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Investment companies are valued at the net asset value (“NAV”) of the underlying portfolio. These securities are actively traded and no valuation adjustments are applied. Exchange-Traded Funds are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1 of the fair value hierarchy. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are unobservable will be valued based upon the NAVs of such investments and are categorized in Level 3 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the net asset value of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2013, is disclosed in the Valuation Summary of the Schedule of Investments.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Aegon Active Asset Allocation -
Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 3. (continued)

TAM, the Portfolio’s investment adviser, is directly owned by Western Reserve Life Assurance Co. of Ohio and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. AUSA is wholly owned by Aegon USA, LLC (“Aegon USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Aegon USA is owned by Aegon US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Aegon USA Investment Management, LLC (“AUIM”) is both an affiliate and sub-adviser of the Portfolio.

TFS is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, AUIM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or directors of TAM, AUIM, TFS, and TCI. No interested trustee receives compensation from the Portfolio.

Investment advisory fees: The Portfolio pays management fees to TAM based on average daily net assets (“ANA”) at the following breakpoints:

First $50 million	0.55%
Over $50 million up to $250 million	0.53%
Over $250 million	0.51%

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses, to the extent that total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

Expense limit	Maximum Operating Expense Limit Effective Through
0.80%	May 1, 2014

TAM is entitled to reimbursement by the Portfolio of fees waived and/or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit.

During the period ended June 30, 2013, there were no amounts reimbursed/waived or recaptured by TAM. There were no amounts available for recapture by TAM as of June 30, 2013.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2014. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. The Portfolio pays TFS an annual fee of 0.025% of ANA. The Legal fees in the Statement of Operations are for fees paid to external legal counsel.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Aegon Active Asset Allocation - Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 3. (continued)

Transfer agent services: TFS provides transfer agency services under the Administrative Agreement and is compensated for such services under that agreement. For the period ended June 30, 2013 amounts paid to TFS by the Portfolio are included in Transfer Agent in the Statement of Operations and amounts payable to TFS as of June 30, 2013 are included in Transfer agent fees in the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), as elected by the Trustee.

NOTE 4. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2013 were as follows:

Purchases of securities:
Long-term	$243,355,397
U.S. Government	—
Proceeds from maturities and sales of securities:
Long-term	175,356,606
U.S. Government	—

NOTE 5. FEDERAL INCOME TAX MATTERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Portfolio’s tax provisions taken or expected to be taken for all open tax years 2011 - 2012, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other in the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

NOTE 6. SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Aegon Active Asset Allocation -
Conservative VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board”) held on June 12-13, 2013, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Aegon Active Asset Allocation - Conservative VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”). The Board also reviewed and considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Investment Advisory Agreement, the “Agreements”) for the Portfolio between TAM and Aegon USA Investment Management, LLC (the “Sub-Adviser”).

Following their review and consideration, the Trustees determined that the terms of the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable and that the renewal of each of the Agreements is in the best interests of the Portfolio and its shareholders. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Agreements through June 30, 2014. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the Agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and/or their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM and the Sub-Adviser; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment advisory and other services provided by TAM for the portion of the management fee it retains after payment of the sub-advisory fee. The Board noted that the investment advisory services include the design and development of the Portfolio and its investment strategy, TAM’s selection, ongoing oversight and monitoring of the Sub-Adviser, TAM’s daily supervision of the Portfolio’s investments and recommendations to change the Portfolio’s investment strategy or sub-adviser where it believes appropriate or advisable. The Board also noted that TAM provides services to all Transamerica mutual funds, including the Portfolio, in the form of oversight of the services provided by the funds’ administrator, custodian and transfer agent and supervision of the performance of recordkeeping, shareholder relations, regulatory reporting and compliance functions of the funds.

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

It was noted that in order for the Portfolio to be entitled to invest in excess of certain amounts in the exchange-traded funds (“ETFs”) in which it invests, the Board was required to consider whether the fees charged by TAM and the Sub-Adviser are for services that are in addition to, rather than duplicative of, the services provided under the advisory contracts of the underlying ETFs. It was noted that TAM renders “manager of managers” services to the Portfolio by, among other things, closely monitoring the Sub-Adviser’s performance and by adding additional sub-advisers or altering the composition of sub-advisers as necessary to adapt to market conditions or the Portfolio’s performance. It also was noted that the Sub-Adviser has developed an asset allocation model which it utilizes to select a basket of investments for the Portfolio in an attempt to match or exceed the return of an unmanaged benchmark. On these bases, the Board determined that the fees charged by TAM and the Sub-Adviser are based on services that are in addition to, rather than duplicative of, the services provided by the advisers to the underlying ETFs in which the Portfolio invests.

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2012.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Aegon Active Asset Allocation -
Conservative VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

The Board noted that the performance of the Initial Class of the Portfolio was below the median for its peer universe for the past 1-year period. The Board also noted that the performance of the Initial Class of the Portfolio was below its composite benchmark for the past 1-year period. The Trustees also noted recent changes in the Portfolio’s portfolio management team. The Trustees noted that TAM intends to monitor and report to the Board on the portfolio manager transition and performance going forward.

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be procured by TAM and provided by the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and that is competitive with other investment companies.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of other investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by Strategic Insight, an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was above the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Initial Class of the Portfolio were above the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability.

With respect to the Sub-Adviser, the Board noted that information about the Sub-Adviser’s revenues and expenses was incorporated into TAM’s profitability analysis for the Portfolio. As a result, the Board principally considered profitability information for TAM and the Sub-Adviser in the aggregate.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any further economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from these economies of scale. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser and whether the Portfolio has achieved economies of scale in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered any other benefits derived by TAM, its affiliates and the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Aegon Active Asset Allocation -
Conservative VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement is in the best interests of the Portfolio and its shareholders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Aegon Active Asset Allocation - Moderate Growth VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2013, and held for the entire period until June 30, 2013.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses(A)
Portfolio Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period(B)	Ending Account Value	Expenses Paid During Period(B)	Annualized Expense Ratio(C)
Transamerica Aegon Active Asset Allocation - Moderate Growth VP
Initial Class	$1,000.00	$1,057.40	$2.98	$1,021.63	$2.92	0.59%
Service Class	1,000.00	1,055.70	4.23	1,020.40	4.16	0.84

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (179 days), and divided by the number of days in the year (365 days).

(C)	Expense ratios do not include expenses of the investment companies in which the portfolio invests.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2013

(the following chart summarizes the Schedule of Investments of the portfolio by asset type)

(unaudited)

Asset Type	% of Net Assets
Capital Markets	52.0%
Securities Lending Collateral	16.1
Value - Large Cap	14.1
Growth - Large Cap	13.7
Region Fund - Asian Pacific	6.4
Emerging Markets - Equity	6.4
Growth - Small Cap	3.6
Region Fund - European	3.0
Repurchase Agreement	1.7
Other Assets and Liabilities - Net	(17.0)
Total	100.0%

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Aegon Active Asset Allocation - Moderate Growth VP

SCHEDULE OF INVESTMENTS

At June 30, 2013

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 99.2%
Capital Markets - 52.0%
Vanguard Extended Market ETF (A)	97,199	$ 6,790,322
Vanguard Intermediate-Term Bond ETF	337,181	28,157,985
Vanguard Long-Term Bond ETF	64,035	5,453,221
Vanguard MSCI EAFE ETF (A)	488,150	17,383,022
Vanguard S&P 500 ETF (A)	389,116	28,561,114
Vanguard Short-Term Bond ETF	359,983	28,823,839
Vanguard Short-Term Government Bond ETF (A)	116,345	7,076,103
Vanguard Total Bond Market ETF	199,650	16,147,692
Vanguard Total Stock Market ETF (A)	423,859	35,053,139
Emerging Markets - Equity - 6.4%
Vanguard FTSE Emerging Markets ETF (A)	545,014	21,135,643
Growth - Large Cap - 13.7%
Vanguard Growth ETF (A)	584,159	45,657,867
Growth - Small Cap - 3.6%
Vanguard Small-Capital ETF (A)	128,313	12,024,211
Region Fund - Asian Pacific - 6.4%
Vanguard MSCI Pacific ETF (A)	379,063	21,163,087
Region Fund - European - 3.0%
Vanguard MSCI European ETF	209,744	10,103,369
Value - Large Cap - 14.1%
Vanguard Value ETF (A)	696,004	47,126,431

Total Investment Companies (cost $321,540,741)		330,657,045

SECURITIES LENDING COLLATERAL - 16.1%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.18% (B)	53,559,772	53,559,772

Total Securities Lending Collateral (cost $53,559,772)		53,559,772

Principal	Value
REPURCHASE AGREEMENT - 1.7%

State Street Bank & Trust Co.
0.03% (B), dated 06/28/2013, to be repurchased at $5,702,551 on 07/01/2013. Collateralized by a U.S. Government Agency Obligation, 2.50%, due 12/15/2027, and with a value of $5,817,205.

$ 5,702,536	$ 5,702,536

Total Repurchase Agreement (cost $5,702,536)	5,702,536

Total Investment Securities (cost $380,803,049) (C)	389,919,353
Other Assets and Liabilities - Net	(56,622,463)

Net Assets	$ 333,296,890

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $52,345,609. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rate shown reflects the yield at June 30, 2013.
(C)	Aggregate cost for federal income tax purposes is $380,803,049. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $13,407,610 and $4,291,306, respectively. Net unrealized appreciation for tax purposes is $9,116,304.

DEFINITION:

ETF	Exchange-Traded Fund

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Aegon Active Asset Allocation - Moderate Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

VALUATION SUMMARY: (D)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2013
ASSETS
Investment Securities
Investment Companies	$330,657,045	$—	$—	$330,657,045
Securities Lending Collateral	53,559,772	—	—	53,559,772
Repurchase Agreement	—	5,702,536	—	5,702,536
Total Investment Securities	$384,216,817	$5,702,536	$—	$389,919,353

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2013
LIABILITIES
Other Liabilities (E)
Collateral for Securities on Loan	$—	$(53,559,772)	$—	$(53,559,772)
Total Other Liabilities	$—	$(53,559,772)	$—	$(53,559,772)

(D)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended June 30, 2013. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
(E)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Aegon Active Asset Allocation - Moderate Growth VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2013

(unaudited)

Assets:
Investments in investment companies, at value (cost: $375,100,513) (including securities loaned of $52,345,609)	$384,216,817
Repurchase agreement, at value (cost: $5,702,536)	5,702,536
Receivables:
Shares sold	1,032,944
Investment securities sold	2,710,315
Interest	5
Dividends	1,518
Securities lending income (net)	12,423
Prepaid expenses	1,399

Total assets	393,677,957

Liabilities:
Accounts payable and accrued liabilities:
Shares redeemed	22,503
Investment securities purchased	6,531,418
Administration fees	6,285
Management and advisory fees	132,820
Distribution and service fees	56,711
Transfer agent fees	42
Trustees fees	103
Other	71,413
Collateral for securities on loan	53,559,772

Total liabilities	60,381,067

Net assets	$333,296,890

Net assets consist of:
Capital stock ($0.01 par value)	$308,399
Additional paid-in capital	317,229,938
Undistributed (accumulated) net investment income (loss)	5,441,218
Undistributed (accumulated) net realized gain (loss) from investments in investment companies	1,201,031
Net unrealized appreciation (depreciation) on
investments in investment companies	9,116,304

Net assets	$333,296,890

Net assets by class:
Initial Class	$31,733,045
Service Class	301,563,845
Shares outstanding:
Initial Class	2,923,088
Service Class	27,916,843
Net asset value and offering price per share:
Initial Class	$10.86
Service Class	10.80

STATEMENT OF OPERATIONS

For the period ended June 30, 2013

(unaudited)

Investment Income:
Dividend income from investment companies	$3,171,239
Interest income	395
Securities lending income (net)	53,374

Total investment income	3,225,008

Expenses:
Management and advisory	740,295
Distribution and service:
Service Class	309,528
Transfer agent	1,076
Printing and shareholder reports	15,630
Custody	16,268
Administration	34,858
Legal	5,073
Audit and tax	6,849
Trustees	5,116
Other	3,459

Total expenses	1,138,152

Net investment income (loss)	2,086,856

Net realized gain (loss) on transactions from:
Investment in investment companies	7,754,618

Total realized gain (loss)	7,754,618

Net change in unrealized appreciation (depreciation) on:
Investments in investment companies	2,629,311

Net change in unrealized appreciation (depreciation)	2,629,311

Net realized and change in unrealized gain (loss) on investments in investment companies	10,383,929

Net increase (decrease) in net assets resulting from operations	$12,470,785

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Aegon Active Asset Allocation - Moderate Growth VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2013 (unaudited)	December 31, 2012
From operations:
Net investment income (loss)	$2,086,856	$3,373,696
Net realized gain (loss) from investments in investment companies	7,754,618	8,785,856
Net change in unrealized appreciation (depreciation) on investments in investment companies	2,629,311	5,030,661
Net increase (decrease) in net assets resulting from operations	12,470,785	17,190,213

Distributions to shareholders:
From net investment income:
Initial Class	—	(200,678)
Service Class	—	(1,000,199)
Total distributions to shareholders	—	(1,200,877)

Capital share transactions:
Proceeds from shares sold:
Initial Class	1,874,498	2,844,881
Service Class	107,450,544	114,061,433
	109,325,042	116,906,314
Dividends and distributions reinvested:
Initial Class	—	200,678
Service Class	—	1,000,199
	—	1,200,877
Cost of shares redeemed:
Initial Class	(2,176,968)	(5,196,551)
Service Class	(11,783,521)	(29,068,725)
	(13,960,489)	(34,265,276)
Net increase (decrease) in net assets resulting from capital shares transactions	95,364,553	83,841,915

Net increase (decrease) in net assets	107,835,338	99,831,251

Net assets:
Beginning of period/year	225,461,552	125,630,301
End of period/year	$333,296,890	$225,461,552
Undistributed (accumulated) net investment income (loss)	$5,441,218	$3,354,362

Share activity:
Shares issued:
Initial Class	172,484	288,201
Service Class	9,940,962	11,545,599
	10,113,446	11,833,800
Shares issued-reinvested from dividends and distributions:
Initial Class	—	20,230
Service Class	—	101,132
	—	121,362
Shares redeemed:
Initial Class	(200,485)	(525,778)
Service Class	(1,090,999)	(2,936,544)
	(1,291,484)	(3,462,322)

Net increase (decrease) in shares outstanding:
Initial Class	(28,001)	(217,347)
Service Class	8,849,963	8,710,187
	8,821,962	8,492,840

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Aegon Active Asset Allocation - Moderate Growth VP

FINANCIAL HIGHLIGHTS

For the period or years ended:

For a share outstanding throughout each period/year	Initial Class
	June 30, 2013 (unaudited)		December 31, 2012	December 31, 2011(A)
Net asset value
Beginning of period/year	$10.27		$9.30	$10.00
Investment operations
Net investment income (loss)(B)(C)	0.08		0.19	0.82
Net realized and unrealized gain (loss)	0.51		0.85	(1.52)
Total investment operations	0.59		1.04	(0.70)
Distributions
Net investment income	—		(0.07)	—
Total distributions	—		(0.07)	—
Net asset value
End of period/year	$10.86		$10.27	$9.30
Total return(D)	5.74	%(E)	11.18%	(7.00	)%(E)
Net assets end of period/year (000’s)	$31,733		$30,317	$29,459
Ratio and supplemental data
Expenses to average net assets(F)
After (waiver/reimbursement) recapture	0.59	%(G)	0.62%	0.80	%(G)
Before (waiver/reimbursement) recapture	0.59	%(G)	0.60%	1.07	%(G)
Net investment income (loss) to average net assets(c)	1.56	%(G)	1.95%	13.27	%(G)
Portfolio turnover rate(H)	50	%(E)	105%	270	%(E)

(A)	Commenced operations on May 1, 2011.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the portfolio is affected by the timing of the declaration of dividends by the underlying affiliated investment companies in which the fund invests.
(D)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(E)	Not annualized.
(F)	Does not include expenses of the underlying investment companies in which the portfolio invests.
(G)	Annualized.
(H)	Does not include the portfolio activity of the underlying affiliated portfolios.

For a share outstanding throughout each period/year	Service Class
	June 30, 2013 (unaudited)		December 31, 2012	December 31, 2011(A)
Net asset value
Beginning of period/year	$10.23		$9.29	$10.00
Investment operations
Net investment income (loss)(B)(C)	0.08		0.20	0.54
Net realized and unrealized gain (loss)	0.49		0.81	(1.25)
Total investment operations	0.57		1.01	(0.71)
Distributions
Net investment income	—		(0.07)	—
Total distributions	—		(0.07)	—
Net asset value
End of period/year	$10.80		$10.23	$9.29
Total return(D)	5.57	%(E)	10.85%	(7.10	)%(E)
Net assets end of period/year (000’s)	$301,564		$195,145	$96,171
Ratio and supplemental data
Expenses to average net assets(F)
After (waiver/reimbursement) recapture	0.84	%(G)	0.87%	1.05	%(G)
Before (waiver/reimbursement) recapture	0.84	%(G)	0.85%	1.32	%(G)
Net investment income (loss) to average net assets(C)	1.49	%(G)	1.98%	8.81	%(G)
Portfolio turnover rate(H)	50	%(E)	105%	270	%(E)

(A)	Commenced operations on May 1, 2011.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the portfolio is affected by the timing of the declaration of dividends by the underlying affiliated investment companies in which the fund invests.
(D)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(E)	Not annualized.
(F)	Does not include expenses of the underlying investment companies in which the portfolio invests.
(G)	Annualized.
(H)	Does not include the portfolio activity of the underlying affiliated portfolios.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Aegon Active Asset Allocation - Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2013

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Aegon Active Asset Allocation — Moderate Growth VP (the “Portfolio”) is a series of TST.

The Portfolio currently offers two classes of shares: Initial Class and Service Class.

Transamerica Asset Management, Inc. (“TAM”) provides continuous and regular investment advisory services to the Portfolio. TAM acts as a manager of managers, providing advisory services that include, without limitation, the design and development of each Portfolio and its investment strategy and the ongoing review and evaluation of that investment strategy including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for each Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending and implementing fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolios’ investments; regular review of sub-adviser performance and holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation of portfolio holdings; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolios’ Board of Trustees; oversight of preparation of prospectuses, shareholder reports and other disclosure materials and filings; and oversight of other service providers to the Portfolios, such as the custodian, the transfer agent, the administrator, the distributor, the Portfolios’ independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations for the Portfolios; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment advisory services. Where TAM employs sub-advisers, the sub-advisers carry out and effectuate the investment strategy designed for the Portfolios by TAM and are responsible, subject to TAM’s and the Board of Trustees oversight, for the day-to-day management of the Portfolios and for making decisions to buy, hold or sell a particular security.

Transamerica Fund Services, Inc. (“TFS”) provides supervisory and administrative services to each Portfolio. TFS’s supervisory and administrative services include performing certain administrative services for the Portfolios and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided for the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TFS has outsourced the provision of certain services as described below; to the extent agreed upon by TFS and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of net asset values; shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; recommending and implementing fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and its dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; preparation of agendas and supporting documents for and minutes of meetings of Trustees and committees of Trustees; and preparation of regular communications with the Trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TFS to perform supervisory and administrative services to the Portfolio. State Street performs back office services to support TFS, including furnishing financial and performance information about the Portfolios for inclusion in regulatory filings and Trustee and shareholder reports; preparing drafts of regulatory filings, Trustee materials, tax returns, expenses and budgeting; tax compliance testing; and maintaining books and records. TFS pays all expenses it incurs in connection with providing these services in the Amended and Restated Services Agreement with the exception of the costs of certain services specifically assumed by the Portfolios, as numerated within the Statement of Operations.

This report should be read in conjunction with the Portfolio’s current prospectus, which contains additional information about the Portfolio, including investment objectives and strategies.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Aegon Active Asset Allocation - Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 1. (continued)

Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of securities exposes the Portfolio to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrowed.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio (“Navigator”), a money market mutual fund registered under the 1940 Act. The Transamerica Asset Management family of mutual funds is a significant shareholder of the Navigator as of June 30, 2013. No individual portfolio has a significant holding in the Navigator.

By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees.

Such income is reflected separately in the Statement of Operations. Income from loaned securities in the Statement of Operations is net of fees and rebates earned by the lending agent for its services. The value of loaned securities and related collateral outstanding at June 30, 2013 are shown in the Schedule of Investments and the Statement of Assets and Liabilities.

Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

The open repurchase agreements and related collateral at June 30, 2013 are listed in the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolios are informed of the ex-dividend dates, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class, based upon net assets. Each class bears its own specific expenses in addition to the non-class specific expenses.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Aegon Active Asset Allocation - Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 2. (continued)

The Portfolio’s Board of Trustees has delegated the valuation functions on a day-to-day basis to TAM, subject to board oversight. TAM has formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board of Trustees. These policies and procedures are reviewed at least annually by the Board of Trustees. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair market value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Investment companies are valued at the net asset value (“NAV”) of the underlying portfolio. These securities are actively traded and no valuation adjustments are applied. Exchange-Traded Funds are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1 of the fair value hierarchy. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are unobservable will be valued based upon the NAVs of such investments and are categorized in Level 3 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the net asset value of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2013, is disclosed in the Valuation Summary of the Schedule of Investments.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.

TAM, the Portfolio’s investment adviser, is directly owned by Western Reserve Life Assurance Co. of Ohio and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. AUSA is wholly owned by Aegon USA, LLC (“Aegon

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Aegon Active Asset Allocation - Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 3. (continued)

USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Aegon USA is owned by Aegon US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Aegon USA Investment Management, LLC (“AUIM”) is both an affiliate and sub-adviser of the Portfolio.

TFS is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, AUIM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or directors of TAM, AUIM, TFS, and TCI. No interested trustee receives compensation from the Portfolio.

Investment advisory fees: The Portfolio pays management fees to TAM based on average daily net assets (“ANA”) at the following breakpoints:

First $50 million	0.55%
Over $50 million up to $250 million	0.53%
Over $250 million	0.51%

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

Expense limit	Maximum Operating Expense Limit Effective Through
0.80%	May 1, 2014

TAM is entitled to reimbursement by the Portfolio of fees waived and/or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit.

During the period ended June 30, 2013, there were no amounts reimbursed/waived or recaptured by TAM. There were no amounts available for recapture by TAM as of June 30, 2013.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2014. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. The Portfolio pays TFS an annual fee of 0.025% of ANA. The Legal fees in the Statement of Operations are for fees paid to external legal counsel.

Transfer agent services: TFS provides transfer agency services under the Administrative Agreement and is compensated for such services under that agreement. For the period ended June 30, 2013 amounts paid to TFS by the Portfolio are included in Transfer Agent in the Statement of Operations and amounts payable to TFS as of June 30, 2013 are included in Transfer agent fees in the Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Aegon Active Asset Allocation - Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 3. (continued)

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), as elected by the Trustee.

NOTE 4. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2013 were as follows:

Purchases of securities:
Long-term	$237,012,781
U.S. Government	—
Proceeds from maturities and sales of securities:
Long-term	140,582,915
U.S. Government	—

NOTE 5. FEDERAL INCOME TAX MATTERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Portfolio’s tax provisions taken or expected to be taken for all open tax years 2011 - 2012, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

NOTE 6. SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Aegon Active Asset Allocation - Moderate Growth VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board”) held on June 12-13, 2013, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Aegon Active Asset Allocation - Moderate Growth VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”). The Board also reviewed and considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Investment Advisory Agreement, the “Agreements”) for the Portfolio between TAM and Aegon USA Investment Management, LLC (the “Sub-Adviser”).

Following their review and consideration, the Trustees determined that the terms of the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable and that the renewal of each of the Agreements is in the best interests of the Portfolio and its shareholders. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Agreements through June 30, 2014. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the Agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and/or their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM and the Sub-Adviser; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment advisory and other services provided by TAM for the portion of the management fee it retains after payment of the sub-advisory fee. The Board noted that the investment advisory services include the design and development of the Portfolio and its investment strategy, TAM’s selection, ongoing oversight and monitoring of the Sub-Adviser, TAM’s daily supervision of the Portfolio’s investments and recommendations to change the Portfolio’s investment strategy or sub-adviser where it believes appropriate or advisable. The Board also noted that TAM provides services to all Transamerica mutual funds, including the Portfolio, in the form of oversight of the services provided by the funds’ administrator, custodian and transfer agent and supervision of the performance of recordkeeping, shareholder relations, regulatory reporting and compliance functions of the funds.

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

It was noted that in order for the Portfolio to be entitled to invest in excess of certain amounts in the exchange-traded funds (“ETFs”) in which it invests, the Board was required to consider whether the fees charged by TAM and the Sub-Adviser are for services that are in addition to, rather than duplicative of, the services provided under the advisory contracts of the underlying ETFs. It was noted that TAM renders “manager of managers” services to the Portfolio by, among other things, closely monitoring the Sub-Adviser’s performance and by adding additional sub-advisers or altering the composition of sub-advisers as necessary to adapt to market conditions or the Portfolio’s performance. It also was noted that the Sub-Adviser has developed an asset allocation model which it utilizes to select a basket of investments for the Portfolio in an attempt to match or exceed the return of an unmanaged benchmark. On these bases, the Board determined that the fees charged by TAM and the Sub-Adviser are based on services that are in addition to, rather than duplicative of, the services provided by the advisers to the underlying ETFs in which the Portfolio invests.

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2012.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Aegon Active Asset Allocation - Moderate Growth VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

The Board noted that the performance of the Initial Class of the Portfolio was below the median for its peer universe for the past 1-year period. The Board also noted that the performance of the Initial Class of the Portfolio was below its composite benchmark for the past 1-year period. The Trustees discussed the reasons for the underperformance with TAM and agreed to continue to monitor the performance of the Portfolio. The Trustees also noted recent changes in the Portfolio’s portfolio management team. The Trustees noted that TAM intends to monitor and report to the Board on the portfolio manager transition and performance going forward.

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be procured by TAM and provided by the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and that is competitive with other investment companies.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of other investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by TAM.

The Board noted that the Portfolio’s contractual management fee was above the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Initial Class of the Portfolio were above the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability.

With respect to the Sub-Adviser, the Board noted that information about the Sub-Adviser’s revenues and expenses was incorporated into TAM’s profitability analysis for the Portfolio. As a result, the Board principally considered profitability information for TAM and the Sub-Adviser in the aggregate.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any further economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from these economies of scale. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser and whether the Portfolio has achieved economies of scale in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered any other benefits derived by TAM, its affiliates and the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Aegon Active Asset Allocation - Moderate Growth VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement is in the best interests of the Portfolio and its shareholders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Aegon Active Asset Allocation - Moderate VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2013, and held for the entire period until June 30, 2013.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses(A)
Portfolio Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period(B)	Ending Account Value	Expenses Paid During Period(B)	Annualized Expense Ratio(C)
Transamerica Aegon Active Asset Allocation - Moderate VP
Initial Class	$1,000.00	$1,033.30	$2.89	$1,021.68	$2.88	0.58%
Service Class	1,000.00	1,032.40	4.14	1,020.45	4.11	0.83

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (179 days), and divided by the number of days in the year (365 days).

(C)	Expense ratios do not include expenses of the investment companies in which the portfolio invests.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2013

(the following chart summarizes the Schedule of Investments of the portfolio by asset type)

(unaudited)

Asset Type	% of Net Assets
Capital Markets	65.1%
Securities Lending Collateral	11.7
Value - Large Cap	10.4
Growth - Large Cap	10.0
Region Fund - Asian Pacific	4.5
Emerging Markets - Equity	4.5
Growth - Small Cap	2.6
Region Fund - European	2.2
Repurchase Agreement	1.8
Other Assets and Liabilities - Net	(12.8)
Total	100.0%

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Aegon Active Asset Allocation - Moderate VP

SCHEDULE OF INVESTMENTS

At June 30, 2013

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 99.3%
Capital Markets - 65.1%
Vanguard Extended Market ETF	121,124	$8,461,723
Vanguard Intermediate-Term Bond ETF	1,040,527	86,894,410
Vanguard Long-Term Bond ETF (A)	209,334	17,826,883
Vanguard MSCI EAFE ETF (A)	590,118	21,014,102
Vanguard S&P 500 ETF (A)	487,484	35,781,326
Vanguard Short-Term Bond ETF	1,086,230	86,974,436
Vanguard Short-Term Government Bond ETF	330,194	20,082,399
Vanguard Total Bond Market ETF	602,014	48,690,892
Vanguard Total Stock Market ETF	529,859	43,819,339
Emerging Markets - Equity - 4.5%
Vanguard FTSE Emerging Markets ETF (A)	658,351	25,530,852
Growth - Large Cap - 10.0%
Vanguard Growth ETF (A)	727,748	56,880,784
Growth - Small Cap - 2.6%
Vanguard Small-Capital ETF (A)	158,330	14,837,104
Region Fund - Asian Pacific - 4.5%
Vanguard MSCI Pacific ETF	459,417	25,649,251
Region Fund - European - 2.2%
Vanguard MSCI European ETF	250,435	12,063,454
Value - Large Cap - 10.4%
Vanguard Value ETF (A)	870,299	58,927,945

Total Investment Companies (cost $562,927,754)		563,434,900

SECURITIES LENDING COLLATERAL - 11.7%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.18% (B)	66,253,245	66,253,245

Total Securities Lending Collateral (cost $66,253,245)		66,253,245

	Principal	Value
REPURCHASE AGREEMENT - 1.8%
State Street Bank & Trust Co. 0.03% (B), dated 06/28/2013, to be repurchased at $10,449,679 on 07/01/2013. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 11/25/2038, and with a value of $10,659,521.	$10,449,653	$10,449,653

Total Repurchase Agreement (cost $10,449,653)		10,449,653

Total Investment Securities (cost $639,630,652) (C)		640,137,798
Other Assets and Liabilities - Net		(72,675,061)

Net Assets		$567,462,737

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $64,764,708. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rate shown reflects the yield at June 30, 2013.
(C)	Aggregate cost for federal income tax purposes is $639,630,652. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $10,923,680 and $10,416,534, respectively. Net unrealized appreciation for tax purposes is $507,146.

DEFINITION:

ETF	Exchange-Traded Fund

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Aegon Active Asset Allocation - Moderate VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

VALUATION SUMMARY: (D)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2013
ASSETS
Investment Securities
Investment Companies	$563,434,900	$—	$—	$563,434,900
Securities Lending Collateral	66,253,245	—	—	66,253,245
Repurchase Agreement	—	10,449,653	—	10,449,653
Total Investment Securities	$629,688,145	$10,449,653	$—	$640,137,798

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2013
LIABILITIES
Other Liabilities (E)
Collateral for Securities on Loan	$—	$(66,253,245)	$—	$(66,253,245)
Total Other Liabilities	$—	$(66,253,245)	$—	$(66,253,245)

(D)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended June 30, 2013. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
(E)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Aegon Active Asset Allocation - Moderate VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2013

(unaudited)

Assets:
Investments in investment companies, at value (cost: $629,180,999) (including securities loaned of $64,764,708)	$629,688,145
Repurchase agreement, at value (cost: $10,449,653)	10,449,653
Receivables:
Shares sold	2,170,318
Investment securities sold	51,682
Interest	9
Dividends	4,281
Securities lending income (net)	15,575
Prepaid expenses	1,944

Total assets	642,381,607

Liabilities:
Accounts payable and accrued liabilities:
Shares redeemed	46,403
Investment securities purchased	8,273,690
Administration fees	10,355
Management and advisory fees	215,846
Distribution and service fees	103,159
Transfer agent fees	67
Trustees fees	144
Other	15,961
Collateral for securities on loan	66,253,245

Total liabilities	74,918,870

Net assets	$567,462,737

Net assets consist of:
Capital stock ($0.01 par value)	$524,614
Additional paid-in capital	548,563,581
Undistributed (accumulated) net investment income (loss)	6,848,117
Undistributed (accumulated) net realized gain (loss) from investments in investment companies	11,019,279
Net unrealized appreciation (depreciation) on
investments in investment companies	507,146

Net assets	$567,462,737

Net assets by class:
Initial Class	$1,966,460
Service Class	565,496,277
Shares outstanding:
Initial Class	180,861
Service Class	52,280,578
Net asset value and offering price per share:
Initial Class	$10.87
Service Class	10.82

STATEMENT OF OPERATIONS

For the period ended June 30, 2013

(unaudited)

Investment Income:
Dividend income from investment companies	$4,909,112
Interest income	1,001
Securities lending income (net)	69,725

Total investment income	4,979,838

Expenses:
Management and advisory	1,093,829
Distribution and service:
Service Class	519,444
Transfer agent	1,630
Printing and shareholder reports	26,276
Custody	16,798
Administration	52,177
Legal	6,324
Audit and tax	6,849
Trustees	7,815
Other	4,088

Total expenses	1,735,230

Net investment income (loss)	3,244,608

Net realized gain (loss) on transactions from:
Investments in investment companies	8,071,971

Total realized gain (loss)	8,071,971

Net change in unrealized appreciation (depreciation) on:
Investments in investment companies	(3,711,285)

Net change in unrealized appreciation (depreciation)	(3,711,285)

Net realized and change in unrealized gain (loss) on investments in investment companies	4,360,686

Net increase (decrease) in net assets resulting from operations	$7,605,294

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Aegon Active Asset Allocation - Moderate VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2013 (unaudited)	December 31, 2012
From operations:
Net investment income (loss)	$3,244,608	$3,603,509
Net realized gain (loss) from investments in investment companies	8,071,971	3,237,440
Net change in unrealized appreciation (depreciation) on investments in investment companies	(3,711,285)	4,227,821
Net increase (decrease) in net assets resulting from operations	7,605,294	11,068,770

Distributions to shareholders:
From net investment income:
Initial Class	—	(2,142)
Service Class	—	(258,835)
	—	(260,977)
From net realized gains:
Initial Class	—	(1,513)
Service Class	—	(195,198)
	—	(196,711)
Total distributions to shareholders	—	(457,688)

Capital share transactions:
Proceeds from shares sold:
Initial Class	719,130	1,368,715
Service Class	258,492,642	271,104,700
	259,211,772	272,473,415
Dividends and distributions reinvested:
Initial Class	—	3,656
Service Class	—	454,032
	—	457,688
Cost of shares redeemed:
Initial Class	(544,699)	(717,648)
Service Class	(4,987,963)	(7,553,167)
	(5,532,662)	(8,270,815)
Net increase (decrease) in net assets resulting from capital shares transactions	253,679,110	264,660,288

Net increase (decrease) in net assets	261,284,404	275,271,370

Net assets:
Beginning of period/year	306,178,333	30,906,963
End of period/year	$567,462,737	$306,178,333
Undistributed (accumulated) net investment income (loss)	$6,848,117	$3,603,509

Share activity:
Shares issued:
Initial Class	65,694	134,585
Service Class	23,698,551	26,664,221
	23,764,245	26,798,806
Shares issued-reinvested from dividends and distributions:
Initial Class	—	357
Service Class	—	44,426
	—	44,783
Shares redeemed:
Initial Class	(50,221)	(70,403)
Service Class	(460,325)	(752,787)
	(510,546)	(823,190)

Net increase (decrease) in shares outstanding:
Initial Class	15,473	64,539
Service Class	23,238,226	25,955,860
	23,253,699	26,020,399

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Aegon Active Asset Allocation - Moderate VP

FINANCIAL HIGHLIGHTS

For the period or years ended:

For a share outstanding throughout each period/year	Initial Class
	June 30, 2013 (unaudited)		December 31, 2012	December 31, 2011 (A)
Net asset value
Beginning of period/year	$10.52		$9.71	$10.00
Investment operations
Net investment income (loss)(B)(C)	0.09		0.22	0.22
Net realized and unrealized gain (loss)	0.26		0.62	(0.51)
Total investment operations	0.35		0.84	(0.29)
Distributions
Net investment income	—		(0.02)	—
Net realized gains	—		(0.01)	—
Total distributions	—		(0.03)	—
Net asset value
End of period/year	$10.87		$10.52	$9.71
Total return(D)	3.33	%(E)	8.61%	(2.90	)%(E)
Net assets end of period/year (000’s)	$1,966		$1,740	$979
Ratio and supplemental data
Expenses to average net assets(F)
After (waiver/reimbursement) recapture	0.58	%(G)	0.62%	0.80	%(G)
Before (waiver/reimbursement) recapture	0.58	%(G)	0.61%	1.03	%(G)
Net investment income (loss) to average net assets(C)	1.67	%(G)	2.18%	3.49	%(G)
Portfolio turnover rate(H)	46	%(E)	77%	72	%(E)

(A)	Commenced operations on May 1, 2011.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the portfolio invests.
(D)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(E)	Not annualized.
(F)	Does not include expenses of the underlying investment companies in which the portfolio invests.
(G)	Annualized.
(H)	Does not include the portfolio activity of the underlying investment companies in which the portfolio invests.

For a share outstanding throughout each period/year	Service Class
	June 30, 2013 (unaudited)		December 31, 2012	December 31, 2011 (A)
Net asset value
Beginning of period/year	$10.48		$9.70	$10.00
Investment operations
Net investment income (loss)(B)(C)	0.08		0.24	0.23
Net realized and unrealized gain (loss)	0.26		0.56	(0.53)
Total investment operations	0.34		0.80	(0.30)
Distributions
Net investment income	—		(0.01)	—
Net realized gains	—		(0.01)	—
Total distributions	—		(0.02)	—
Net asset value
End of period/year	$10.82		$10.48	$9.70
Total return(D)	3.24	%(E)	8.30%	(3.00	)%(E)
Net assets end of period/year (000’s)	$565,496		$304,438	$29,928
Ratio and supplemental data
Expenses to average net assets(F)
After (waiver/reimbursement) recapture	0.83	%(G)	0.87%	1.05	%(G)
Before (waiver/reimbursement) recapture	0.83	%(G)	0.86%	1.28	%(G)
Net investment income (loss) to average net assets(C)	1.55	%(G)	2.35%	3.57	%(G)
Portfolio turnover rate(H)	46	%(E)	77%	72	%(E)

(A)	Commenced operations on May 1, 2011.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the portfolio invests.
(D)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(E)	Not annualized.
(F)	Does not include expenses of the underlying investment companies in which the portfolio invests.
(G)	Annualized.
(H)	Does not include the portfolio activity of the underlying investment companies in which the portfolio invests.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Aegon Active Asset Allocation - Moderate VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2013

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Aegon Active Asset Allocation — Moderate VP (the “Portfolio”) is a series of TST.

The Portfolio currently offers two classes of shares: Initial Class and Service Class.

Transamerica Asset Management, Inc. (“TAM”) provides continuous and regular investment advisory services to the Portfolio. TAM acts as a manager of managers, providing advisory services that include, without limitation, the design and development of each Portfolio and its investment strategy and the ongoing review and evaluation of that investment strategy including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for each Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending and implementing fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolios’ investments; regular review of sub-adviser performance and holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation of portfolio holdings; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolios’ Board of Trustees; oversight of preparation of prospectuses, shareholder reports and other disclosure materials and filings; and oversight of other service providers to the Portfolios, such as the custodian, the transfer agent, the administrator, the distributor, the Portfolios’ independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations for the Portfolios; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment advisory services. Where TAM employs sub-advisers, the sub-advisers carry out and effectuate the investment strategy designed for the Portfolios by TAM and are responsible, subject to TAM’s and the Board of Trustees oversight, for the day-to-day management of the Portfolios and for making decisions to buy, hold or sell a particular security.

Transamerica Fund Services, Inc. (“TFS”) provides supervisory and administrative services to each Portfolio. TFS’s supervisory and administrative services include performing certain administrative services for the Portfolios and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided for the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TFS has outsourced the provision of certain services as described below; to the extent agreed upon by TFS and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of net asset values; shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; recommending and implementing fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and its dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; preparation of agendas and supporting documents for and minutes of meetings of Trustees and committees of Trustees; and preparation of regular communications with the Trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TFS to perform supervisory and administrative services to the Portfolio. State Street performs back office services to support TFS, including furnishing financial and performance information about the Portfolios for inclusion in regulatory filings and Trustee and shareholder reports; preparing drafts of regulatory filings, Trustee materials, tax returns, expenses and budgeting; tax compliance testing; and maintaining books and records. TFS pays all expenses it incurs in connection with providing these services in the Amended and Restated Services Agreement with the exception of the costs of certain services specifically assumed by the Portfolios, as numerated within the Statement of Operations.

This report should be read in conjunction with the Portfolio’s current prospectus, which contains additional information about the Portfolio, including investment objectives and strategies.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Aegon Active Asset Allocation - Moderate VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 1. (continued)

Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of securities exposes the Portfolio to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrowed.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio (“Navigator”), a money market mutual fund registered under the 1940 Act. The Transamerica Asset Management family of mutual funds is a significant shareholder of the Navigator as of June 30, 2013. No individual portfolio has a significant holding in the Navigator.

By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees.

Such income is reflected separately in the Statement of Operations. Income from loaned securities in the Statement of Operations is net of fees and rebates earned by the lending agent for its services. The value of loaned securities and related collateral outstanding at June 30, 2013 are shown in the Schedule of Investments and the Statement of Assets and Liabilities.

Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

The open repurchase agreements and related collateral at June 30, 2013 are listed in the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend date, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class, based upon net assets. Each class bears its own specific expenses in addition to the non-class specific expenses.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Aegon Active Asset Allocation - Moderate VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 2. (continued)

The Portfolio’s Board of Trustees has delegated the valuation functions on a day-to-day basis to TAM, subject to board oversight. TAM has formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board of Trustees. These policies and procedures are reviewed at least annually by the Board of Trustees. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair market value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Investment companies are valued at the net asset value (“NAV”) of the underlying portfolio. These securities are actively traded and no valuation adjustments are applied. Exchange-Traded Funds are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1 of the fair value hierarchy. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are unobservable will be valued based upon the NAVs of such investments and are categorized in Level 3 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the net asset value of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2013, is disclosed in the Valuation Summary of the Schedule of Investments.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.

TAM, the Portfolio’s investment adviser, is directly owned by Western Reserve Life Assurance Co. of Ohio and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. AUSA is wholly owned by Aegon USA, LLC (“Aegon

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Aegon Active Asset Allocation - Moderate VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 3. (continued)

USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Aegon USA is owned by Aegon US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Aegon USA Investment Management, LLC (“AUIM”) is both an affiliate and sub-adviser of the Portfolio.

TFS is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TC”) is the Portfolio’s distributor. TAM, AUIM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or directors of TAM, AUIM, TFS, and TCI. No interested trustee receives compensation from the Portfolio.

Investment advisory fees: The Portfolio pays management fees to TAM based on average daily net assets (“ANA”) at the following breakpoints:

First $50 million	0.55%
Over $50 million up to $250 million	0.53%
Over $250 million	0.51%

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

Expense limit	Maximum Operating Expense Limit Effective Through
0.80%	May 1, 2014

TAM is entitled to reimbursement by the Portfolio of fees waived and/or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit.

During the period ended June 30, 2013, there were no amounts reimbursed/waived or recaptured. There were no amounts available for recapture by TAM as of June 30, 2013.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2014. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. The Portfolio pays TFS an annual fee of 0.025% of ANA. The Legal fees in the Statement of Operations are for fees paid to external legal counsel.

Transfer agent services: TFS provides transfer agency services under the Administrative Agreement and is compensated for such services under that agreement. For the period ended June 30, 2013 amounts paid to TFS by the Portfolio are included in Transfer Agent in the Statement of Operations and amounts payable to TFS as of June 30, 2013 are included in Transfer agent fees in the Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Aegon Active Asset Allocation - Moderate VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 3. (continued)

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), as elected by the Trustee.

NOTE 4. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2013 were as follows:

Purchases of securities:
Long-term	$450,088,834
U.S. Government	—
Proceeds from maturities and sales of securities:
Long-term	194,692,860
U.S. Government	—

NOTE 5. FEDERAL INCOME TAX MATTERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Portfolio’s tax positions taken or expected to be taken for all open tax years 2011 - 2012, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other in the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. federal, the state of Florida, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

NOTE 6. SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Aegon Active Asset Allocation - Moderate VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board”) held on June 12-13, 2013, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Aegon Active Asset Allocation - Moderate VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”). The Board also reviewed and considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Investment Advisory Agreement, the “Agreements”) for the Portfolio between TAM and Aegon USA Investment Management, LLC (the “Sub-Adviser”).

Following their review and consideration, the Trustees determined that the terms of the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable and that the renewal of each of the Agreements is in the best interests of the Portfolio and its shareholders. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Agreements through June 30, 2014. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the Agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and/or their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM and the Sub-Adviser; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment advisory and other services provided by TAM for the portion of the management fee it retains after payment of the sub-advisory fee. The Board noted that the investment advisory services include the design and development of the Portfolio and its investment strategy, TAM’s selection, ongoing oversight and monitoring of the Sub-Adviser, TAM’s daily supervision of the Portfolio’s investments and recommendations to change the Portfolio’s investment strategy or sub-adviser where it believes appropriate or advisable. The Board also noted that TAM provides services to all Transamerica mutual funds, including the Portfolio, in the form of oversight of the services provided by the funds’ administrator, custodian and transfer agent and supervision of the performance of recordkeeping, shareholder relations, regulatory reporting and compliance functions of the funds.

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

It was noted that in order for the Portfolio to be entitled to invest in excess of certain amounts in the exchange-traded funds (“ETFs”) in which it invests, the Board was required to consider whether the fees charged by TAM and the Sub-Adviser are for services that are in addition to, rather than duplicative of, the services provided under the advisory contracts of the underlying ETFs. It was noted that TAM renders “manager of managers” services to the Portfolio by, among other things, closely monitoring the Sub-Adviser’s performance and by adding additional sub-advisers or altering the composition of sub-advisers as necessary to adapt to market conditions or the Portfolio’s performance. It also was noted that the Sub-Adviser has developed an asset allocation model which it utilizes to select a basket of investments for the Portfolio in an attempt to match or exceed the return of an unmanaged benchmark. On these bases, the Board determined that the fees charged by TAM and the Sub-Adviser are based on services that are in addition to, rather than duplicative of, the services provided by the advisers to the underlying ETFs in which the Portfolio invests.

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2012.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Aegon Active Asset Allocation - Moderate VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

The Board noted that the performance of the Initial Class of the Portfolio was below the median for its peer universe for the past 1-year period. The Board also noted that the performance of the Initial Class of the Portfolio was below its composite benchmark for the past 1-year period. The Trustees discussed the reasons for the underperformance with TAM and agreed to continue to monitor the performance of the Portfolio. The Trustees also noted recent changes in the Portfolio’s portfolio management team and that TAM intends to monitor and report to the Board on the portfolio manager transition and performance going forward.

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be procured by TAM and provided by the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and that is competitive with other investment companies.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of other investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by Strategic Insight, an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was above the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Initial Class of the Portfolio were above the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability.

With respect to the Sub-Adviser, the Board noted that information about the Sub-Adviser’s revenues and expenses was incorporated into TAM’s profitability analysis for the Portfolio. As a result, the Board principally considered profitability information for TAM and the Sub-Adviser in the aggregate.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any further economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from these economies of scale. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser and whether the Portfolio has achieved economies of scale in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered any other benefits derived by TAM, its affiliates and the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Aegon Active Asset Allocation - Moderate VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement is in the best interests of the Portfolio and its shareholders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Aegon High Yield Bond VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2013, and held for the entire period until June 30, 2013.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses(A)
Portfolio Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period(B)	Ending Account Value	Expenses Paid During Period(B)	Annualized Expense Ratio

Transamerica Aegon High Yield Bond VP
Initial Class	$1,000.00	$1,018.30	$3.56	$1,020.99	$3.57	0.72%
Service Class	1,000.00	1,016.90	4.80	1,019.76	4.80	0.97

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (179 days), and divided by the number of days in the year (365 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2013

(the following chart summarizes the Schedule of Investments of the portfolio by asset type)

(unaudited)

Asset Type	% of Net Assets
Corporate Debt Securities	87.1%
Securities Lending Collateral	18.2
Convertible Bonds	2.9
Repurchase Agreement	2.4
Preferred Stocks	2.3
Loan Assignments	1.3
Common Stocks	1.2
Preferred Corporate Debt Security	1.0
Warrants	0.0	(A)
Other Assets and Liabilities - Net	(16.4)
Total	100.0%

(A)	Amount rounds to less than 0.1%

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS

At June 30, 2013

(unaudited)

	Principal	Value
PREFERRED CORPORATE DEBT SECURITY - 1.0%
Commercial Banks - 1.0%
Goldman Sachs Capital II 4.00%, 06/01/2043 (A)	$ 3,044,000	$ 2,419,980

Total Preferred Corporate Debt Security (cost $2,128,795)		2,419,980

CORPORATE DEBT SECURITIES - 87.1%
Aerospace & Defense - 1.3%
Bombardier, Inc.
6.13%, 01/15/2023 - 144A	250,000	248,125
7.50%, 03/15/2018 - 144A	140,000	155,400
7.75%, 03/15/2020 - 144A	400,000	444,000
Spirit Aerosystems, Inc.
6.75%, 12/15/2020	330,000	343,200
7.50%, 10/01/2017	735,000	768,075
Triumph Group, Inc. 8.63%, 07/15/2018	1,217,000	1,314,360
Airlines - 2.6%
American Airlines Pass-Through Trust 5.63%, 01/15/2021 - 144A	500,000	517,500
Continental Airlines Pass-Through Certificates 6.13%, 04/29/2018 (B)	546,000	551,460
Continental Airlines Pass-Through Trust
5.50%, 10/29/2020	420,000	433,650
6.90%, 04/19/2022	1,319,594	1,398,769
Delta Air Lines, Inc., Pass-Through Trust
6.38%, 01/02/2016	470,000	488,800
6.75%, 11/23/2015	494,000	510,055
U.S. Airways Pass-Through Trust
5.38%, 11/15/2021	216,000	213,840
6.25%, 04/22/2023	522,530	552,576
6.75%, 06/03/2021	275,000	286,000
9.13%, 10/01/2015	804,389	852,653
US Airways Group, Inc. 6.13%, 06/01/2018	725,000	685,125
Auto Components - 0.5%
Affinia Group, Inc. 7.75%, 05/01/2021 - 144A	81,000	81,608
Goodyear Tire & Rubber Co. 6.50%, 03/01/2021 (B)	1,064,000	1,082,620
Automobiles - 1.1%
Chrysler Group LLC / CG Co.-Issuer, Inc.
8.00%, 06/15/2019	970,000	1,058,512
8.25%, 06/15/2021 (B)	430,000	474,613
Jaguar Land Rover Automotive PLC
7.75%, 05/15/2018 - 144A	200,000	216,000
8.13%, 05/15/2021 - 144A	937,000	1,030,700
Beverages - 0.8%
Constellation Brands, Inc.
3.75%, 05/01/2021 (B)	267,000	249,979
4.25%, 05/01/2023	500,000	471,875
Cott Beverages, Inc. 8.13%, 09/01/2018	1,178,000	1,269,295
Building Products - 1.2%
Associated Materials LLC / AMH New Finance, Inc. 9.13%, 11/01/2017 (B)	923,000	969,150

	Principal	Value
Building Products (continued)
Builders FirstSource, Inc. 7.63%, 06/01/2021 - 144A	$ 131,000	$ 126,743
Euramax International, Inc. 9.50%, 04/01/2016 (B)	1,345,000	1,287,837
Ply Gem Industries, Inc.
8.25%, 02/15/2018	450,000	479,250
9.38%, 04/15/2017	162,000	171,315
Chemicals - 1.6%
Hexion US Finance Corp. 6.63%, 04/15/2020 - 144A (B)	810,000	807,975
Huntsman International LLC 8.63%, 03/15/2020 - 03/15/2021	1,291,000	1,410,472
Momentive Performance Materials, Inc. 8.88%, 10/15/2020	1,085,000	1,133,825
NOVA Chemicals Corp. 8.63%, 11/01/2019 (B)	410,000	449,463
Commercial Banks - 1.1%
CIT Group, Inc.
4.25%, 08/15/2017	571,000	573,855
5.00%, 05/15/2017	165,000	168,506
5.25%, 03/15/2018	185,000	190,087
5.50%, 02/15/2019 - 144A	452,000	466,690
Royal Bank of Scotland Group PLC 6.13%, 12/15/2022	1,173,000	1,116,192
UBS AG (Escrow Shares) 5.75%, 08/15/2017	1,650,000	57,750
Commercial Services & Supplies - 2.4%
Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 8.25%, 01/15/2019	275,000	299,062
Ceridian Corp.
8.88%, 07/15/2019 - 144A (B)	2,165,000	2,405,856
11.25%, 11/15/2015 (B)	233,000	236,204
12.25%, 11/15/2015 (C)	175,000	177,188
Hertz Corp.
5.88%, 10/15/2020	270,000	278,100
6.75%, 04/15/2019 (B)	850,000	898,875
United Rentals North America, Inc.
6.13%, 06/15/2023 (B)	300,000	298,500
7.38%, 05/15/2020 (B)	580,000	619,150
8.25%, 02/01/2021	536,000	586,920
Computers & Peripherals - 0.1%
Seagate HDD Cayman 6.88%, 05/01/2020	294,000	311,640
Construction & Engineering - 1.3%
Ashton Woods USA LLC / Ashton Woods Finance Co. 6.88%, 02/15/2021 - 144A	367,000	370,670
Brookfield Residential Properties, Inc. / Brookfield Residential US Corp. 6.13%, 07/01/2022 - 144A (B)	320,000	314,000
K Hovnanian Enterprises, Inc.
7.25%, 10/15/2020 - 144A	485,000	522,587
7.50%, 05/15/2016	27,000	27,945
8.63%, 01/15/2017	375,000	391,875
9.13%, 11/15/2020 - 144A	1,316,000	1,441,020

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

	Principal	Value
Consumer Finance - 1.7%
Springleaf Finance Corp., Series MTN
5.40%, 12/01/2015 (B)	$ 400,000	$ 399,000
6.90%, 12/15/2017	3,841,000	3,768,981
Containers & Packaging - 2.3%
Ardagh Packaging Finance PLC / Ardagh MP Holdings USA, Inc. 4.88%, 11/15/2022 - 144A (B)	210,000	196,350
Ball Corp. 4.00%, 11/15/2023	1,237,000	1,144,225
Graphic Packaging International, Inc. 4.75%, 04/15/2021	285,000	275,737
Packaging Dynamics Corp. 8.75%, 02/01/2016 - 144A	1,505,000	1,520,050
Sealed Air Corp.
5.25%, 04/01/2023 - 144A	450,000	437,625
8.13%, 09/15/2019 - 144A	395,000	440,425
8.38%, 09/15/2021 - 144A	498,000	562,740
Tekni-Plex, Inc. 9.75%, 06/01/2019 - 144A (B)	888,000	943,500
Diversified Consumer Services - 0.7%
Service Corp., International 7.00%, 06/15/2017 - 05/15/2019	1,488,000	1,625,760
Diversified Financial Services - 3.7%
Bank of America Corp. 8.00%, 01/30/2018 (A) (D)	1,305,000	1,453,444
Citigroup, Inc.
5.90%, 02/15/2023 (A) (B) (D)	1,152,000	1,140,480
5.95%, 01/30/2023 (A) (B) (D)	954,000	949,325
General Motors Financial Co., Inc.
4.75%, 08/15/2017 - 144A	720,000	738,000
7.20%, 01/15/2049 (E)	805,000	0
ING US, Inc. 5.65%, 05/15/2053 - 144A (A)	1,034,000	971,960
JPMorgan Chase & Co.
5.15%, 05/01/2023 (A) (B) (D)	1,371,000	1,305,878
7.90%, 04/30/2018 (A) (D)	819,000	925,470
Nuveen Investments, Inc.
9.13%, 10/15/2017 - 144A	380,000	380,950
9.50%, 10/15/2020 - 144A	1,310,000	1,303,450
Diversified Telecommunication Services - 7.3%
CenturyLink, Inc.
5.63%, 04/01/2020 (B)	739,000	746,390
7.65%, 03/15/2042	1,751,000	1,663,450
Cincinnati Bell, Inc. 8.38%, 10/15/2020 (B)	1,176,000	1,208,340
Frontier Communications Corp.
7.63%, 04/15/2024	238,000	238,595
9.00%, 08/15/2031	3,199,000	3,167,010
Hughes Satellite Systems Corp. 6.50%, 06/15/2019	1,289,000	1,366,340
Intelsat Jackson Holdings SA
5.50%, 08/01/2023 - 144A	574,000	539,560
7.25%, 04/01/2019	650,000	680,062
Koninklijke KPN NV 7.00%, 03/28/2073 - 144A (A)	375,000	354,137
Level 3 Communications, Inc. 8.88%, 06/01/2019 (B)	144,000	149,760
Level 3 Financing, Inc. 8.13%, 07/01/2019	1,160,000	1,218,000

	Principal	Value
Diversified Telecommunication Services (continued)
Lynx II Corp. 6.38%, 04/15/2023 - 144A (B)	$ 665,000	$ 669,988
Sprint Capital Corp. 8.75%, 03/15/2032	1,951,000	2,146,100
Wind Acquisition Finance SA
7.25%, 02/15/2018 - 144A	770,000	775,775
11.75%, 07/15/2017 - 144A (B)	200,000	208,000
Windstream Corp.
7.00%, 03/15/2019	1,083,000	1,085,707
7.50%, 04/01/2023 (B)	690,000	700,350
7.75%, 10/15/2020 (B)	912,000	943,920
Electric Utilities - 2.8%
Elwood Energy LLC 8.16%, 07/05/2026	1,755,112	1,829,705
Homer City Generation, LP
8.14%, 10/01/2019 (C)	331,366	342,964
8.73%, 10/01/2026 (C)	2,473,005	2,584,290
Red Oak Power LLC 9.20%, 11/30/2029	1,980,000	2,069,100
Electrical Equipment - 0.3%
Belden, Inc. 5.50%, 09/01/2022 - 144A	770,000	756,525
Energy Equipment & Services - 2.4%
El Paso LLC 7.25%, 06/01/2018	3,048,000	3,376,346
Pacific Drilling SA 5.38%, 06/01/2020 - 144A	420,000	392,700
Regency Energy Partners, LP / Regency Energy Finance Corp. 6.88%, 12/01/2018	2,008,000	2,113,420
Food & Staples Retailing - 1.1%
LSP Energy, LP (Escrow Shares) 8.16%, 07/15/2025 (E)	1,250,000	842
Rite Aid Corp 6.75%, 06/15/2021 - 144A (F)	663,000	651,398
Rite Aid Corp.
7.70%, 02/15/2027	840,000	840,000
10.25%, 10/15/2019	970,000	1,091,250
Food Products - 0.7%
ARAMARK Corp. 5.75%, 03/15/2020 - 144A (B)	725,000	741,312
Harmony Foods Corp. 10.00%, 05/01/2016 - 144A	151,000	158,928
Post Holdings, Inc. 7.38%, 02/15/2022	790,000	845,300
Gas Utilities - 0.2%
Star Gas Partners, LP / Star Gas Finance Co. 8.88%, 12/01/2017	409,000	421,270
Health Care Equipment & Supplies - 1.7%
Accellent, Inc. 10.00%, 11/01/2017	489,000	449,880
Biomet, Inc. 6.50%, 08/01/2020 (B)	1,387,000	1,429,477
Hologic, Inc. 6.25%, 08/01/2020	1,064,000	1,103,235
Mallinckrodt International Finance SA
3.50%, 04/15/2018 - 144A	270,000	266,910
4.75%, 04/15/2023 - 144A	1,079,000	1,027,861

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

	Principal	Value
Health Care Providers & Services - 6.2%
CHS/Community Health Systems, Inc.
7.13%, 07/15/2020	$ 1,701,000	$ 1,752,030
8.00%, 11/15/2019	2,725,000	2,898,719
DaVita HealthCare Partners, Inc. 6.38%, 11/01/2018 (B)	1,025,000	1,069,844
Fresenius Medical Care U.S. Finance II, Inc.
5.63%, 07/31/2019 - 144A	730,000	759,200
5.88%, 01/31/2022 - 144A	200,000	210,500
HCA Holdings, Inc.
6.25%, 02/15/2021 (B)	137,000	139,740
7.75%, 05/15/2021	860,000	928,800
HCA, Inc.
6.50%, 02/15/2020	570,000	616,669
7.50%, 02/15/2022	2,042,000	2,261,515
7.88%, 02/15/2020 (B)	900,000	969,187
HealthSouth Corp. 7.75%, 09/15/2022	1,824,000	1,942,560
LifePoint Hospitals, Inc. 6.63%, 10/01/2020 (B)	1,580,000	1,678,750
Hotels, Restaurants & Leisure - 7.0%
Ameristar Casinos, Inc. 7.50%, 04/15/2021	1,755,000	1,825,200
Caesars Entertainment Operating Co., Inc.
10.00%, 12/15/2018 (B)	2,200,000	1,320,000
11.25%, 06/01/2017	285,000	296,756
12.75%, 04/15/2018	1,910,000	1,298,800
Caesars Operating Escrow LLC / Caesars Escrow Corp. 9.00%, 02/15/2020 - 144A	458,000	436,245
CityCenter Holdings LLC / CityCenter Finance Corp. 10.75%, 01/15/2017 (B) (C)	928,200	1,002,456
Felcor Lodging, LP 5.63%, 03/01/2023	621,000	603,923
GWR Operating Partnership LLP 10.88%, 04/01/2017	1,484,000	1,621,270
MGM Resorts International
10.00%, 11/01/2016 (B)	1,375,000	1,612,187
11.38%, 03/01/2018 (B)	2,280,000	2,850,000
Royal Caribbean Cruises, Ltd. 7.25%, 06/15/2016	312,000	343,200
Seneca Gaming Corp. 8.25%, 12/01/2018 - 144A	600,000	639,000
Viking Cruises, Ltd. 8.50%, 10/15/2022 - 144A	1,201,000	1,315,095
WMG Acquisition Corp. 6.00%, 01/15/2021 - 144A (B)	745,000	758,038
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 7.75%, 08/15/2020 (B)	1,135,000	1,260,304
Household Durables - 4.5%
Beazer Homes USA, Inc.
6.63%, 04/15/2018	826,000	876,593
7.25%, 02/01/2023 - 144A (B)	918,000	927,180
9.13%, 06/15/2018	856,000	890,240
Brookfield Residential Properties, Inc. 6.50%, 12/15/2020 - 144A	702,000	707,265
DR Horton, Inc. 4.75%, 02/15/2023	214,000	205,975

	Principal	Value
Household Durables (continued)
Jarden Corp. 7.50%, 05/01/2017 - 01/15/2020	$ 1,946,000	$ 2,097,891
KB Home
7.25%, 06/15/2018	178,000	188,680
9.10%, 09/15/2017	1,540,000	1,724,800
Meritage Homes Corp.
7.00%, 04/01/2022 (B)	396,000	435,600
7.15%, 04/15/2020	1,240,000	1,373,300
PulteGroup, Inc. 6.13%, 11/15/2013 (E) (G)	690,000	0
Standard Pacific Corp.
8.38%, 05/15/2018	225,000	256,500
8.38%, 01/15/2021 (B)	748,000	852,720
Tempur-Pedic International, Inc. 6.88%, 12/15/2020 - 144A	537,000	566,535
Household Products - 1.7%
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
5.75%, 10/15/2020	319,000	321,393
6.88%, 02/15/2021	100,000	105,000
7.13%, 04/15/2019	2,695,000	2,846,594
Sun Products Corp. 7.75%, 03/15/2021 - 144A	1,013,000	1,005,402
Independent Power Producers & Energy Traders - 1.0%
Calpine Corp. 7.88%, 07/31/2020 - 144A	810,000	878,850
NRG Energy, Inc.
7.63%, 01/15/2018	1,175,000	1,257,250
8.25%, 09/01/2020	300,000	323,250
Insurance - 0.9%
Prudential Financial, Inc. 5.20%, 03/15/2044 (A)	913,000	862,785
Sompo Japan Insurance, Inc. 5.33%, 03/28/2073 - 144A (A)	1,500,000	1,392,021
IT Services - 0.5%
SunGard Data Systems, Inc.
6.63%, 11/01/2019 - 144A	432,000	434,160
7.38%, 11/15/2018	485,000	511,675
7.63%, 11/15/2020	154,000	163,240
Media - 7.6%
Cablevision Systems Corp.
5.88%, 09/15/2022 (B)	894,000	864,945
7.75%, 04/15/2018 (B)	1,668,000	1,793,100
8.00%, 04/15/2020 (B)	684,000	745,560
CCO Holdings LLC / CCO Holdings Capital Corp.
5.13%, 02/15/2023	780,000	731,250
5.75%, 09/01/2023 - 144A (B)	544,000	526,320
5.75%, 01/15/2024	945,000	911,925
6.50%, 04/30/2021	550,000	573,375
Cequel Communications Holdings I LLC / Cequel Capital Corp. 6.38%, 09/15/2020 - 144A	988,000	1,005,290
Clear Channel Worldwide Holdings, Inc.
6.50%, 11/15/2022 - 144A	1,937,000	1,995,110
7.63%, 03/15/2020	150,000	154,500
7.63%, 03/15/2020 (B)	1,668,000	1,726,380
Cogeco Cable, Inc. 4.88%, 05/01/2020 - 144A	109,000	106,003

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

	Principal	Value
Media (continued)
DISH DBS Corp.
4.63%, 07/15/2017 (B)	$ 1,330,000	$ 1,336,650
5.88%, 07/15/2022	1,044,000	1,059,660
7.88%, 09/01/2019	800,000	896,000
Nara Cable Funding, Ltd. 8.88%, 12/01/2018 - 144A	605,000	629,200
ONO Finance II PLC 10.88%, 07/15/2019 - 144A	600,000	624,000
Regal Entertainment Group 5.75%, 06/15/2023	675,000	653,062
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH 7.50%, 03/15/2019 - 144A	961,000	1,011,452
Univision Communications, Inc.
6.88%, 05/15/2019 - 144A	346,000	363,300
7.88%, 11/01/2020 - 144A	970,000	1,050,025
Metals & Mining - 0.5%
AK Steel Corp. 8.75%, 12/01/2018 - 144A (B)	1,200,000	1,263,000
Multiline Retail - 0.5%
Brookstone Co., Inc. 13.00%, 10/15/2014 - 144A	747,000	627,480
JC Penney Corp., Inc.
7.40%, 04/01/2037	340,000	276,250
7.95%, 04/01/2017	300,000	288,750
Oil, Gas & Consumable Fuels - 4.4%
Chesapeake Energy Corp.
6.13%, 02/15/2021 (B)	867,000	910,350
6.63%, 08/15/2020 (B)	727,000	781,525
CONSOL Energy, Inc.
6.38%, 03/01/2021 (B)	240,000	238,800
8.00%, 04/01/2017	225,000	236,813
8.25%, 04/01/2020 (B)	570,000	597,075
Continental Resources, Inc.
7.13%, 04/01/2021	350,000	385,000
8.25%, 10/01/2019	740,000	810,300
Energy Transfer Equity, LP 7.50%, 10/15/2020	2,274,000	2,484,345
Linn Energy LLC / Linn Energy Finance Corp.
6.25%, 11/01/2019 - 144A	775,000	738,187
7.75%, 02/01/2021	900,000	902,250
8.63%, 04/15/2020	770,000	808,500
Newfield Exploration Co.
5.63%, 07/01/2024	260,000	252,200
6.88%, 02/01/2020 (B)	475,000	489,250
SM Energy Co. 6.50%, 11/15/2021 - 01/01/2023	1,110,000	1,165,500
Paper & Forest Products - 0.6%
Ainsworth Lumber Co., Ltd. 7.50%, 12/15/2017 - 144A	365,000	386,900
Boise Cascade Co. 6.38%, 11/01/2020	1,117,000	1,130,962
Personal Products - 0.4%
First Quality Finance Co., Inc. 4.63%, 05/15/2021 - 144A	259,000	246,050
Revlon Consumer Products Corp. 5.75%, 02/15/2021 - 144A (B)	866,000	844,350

	Principal	Value
Pharmaceuticals - 0.8%
Valeant Pharmaceuticals International, Inc.
6.88%, 12/01/2018 - 144A	$ 1,450,000	$ 1,486,250
7.00%, 10/01/2020 - 144A	300,000	306,000
VPII Escrow Corp. 7.50%, 07/15/2021 - 144A	230,000	238,050
Real Estate Investment Trusts - 0.7%
Host Hotels & Resorts, LP
5.88%, 06/15/2019 (B)	1,150,000	1,236,363
6.00%, 10/01/2021	500,000	541,912
Real Estate Management & Development - 1.2%
Algeco Scotsman Global Finance PLC 8.50%, 10/15/2018 - 144A (B)	2,170,000	2,159,150
Mattamy Group Corp. 6.50%, 11/15/2020 - 144A	780,000	764,400
Road & Rail - 1.7%
Aviation Capital Group Corp.
4.63%, 01/31/2018 - 144A	431,000	424,307
6.75%, 04/06/2021 - 144A	1,780,000	1,874,621
7.13%, 10/15/2020 - 144A	90,000	98,144
Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 9.75%, 03/15/2020 (B)	1,545,000	1,776,750
Semiconductors & Semiconductor Equipment - 1.3%
Freescale Semiconductor, Inc.
5.00%, 05/15/2021 - 144A (B)	629,000	597,550
9.25%, 04/15/2018 - 144A	1,200,000	1,293,000
10.13%, 03/15/2018 - 144A (B)	396,000	428,670
NXP BV / NXP Funding LLC
3.75%, 06/01/2018 - 144A	250,000	245,000
5.75%, 03/15/2023 - 144A	525,000	528,937
Software - 1.4%
First Data Corp.
6.75%, 11/01/2020 - 144A	1,409,000	1,433,657
7.38%, 06/15/2019 - 144A	153,000	157,208
8.75%, 01/15/2022 - 144A (C)	1,183,000	1,215,532
8.88%, 08/15/2020 - 144A	396,000	431,640
Interface Security Systems Holdings, Inc. / Interface Security Systems LLC 9.25%, 01/15/2018 - 144A	275,000	280,500
Specialty Retail - 1.0%
Claire’s Stores, Inc.
6.13%, 03/15/2020 - 144A	318,000	312,435
7.75%, 06/01/2020 - 144A (B)	330,000	319,275
9.00%, 03/15/2019 - 144A (B)	1,645,000	1,809,500
CST Brands, Inc. 5.00%, 05/01/2023 - 144A	53,000	51,675
Textiles, Apparel & Luxury Goods - 1.8%
Jones Group, Inc. 6.13%, 11/15/2034	1,626,000	1,292,670
Jones Group, Inc. / Apparel Group Hold 6.88%, 03/15/2019	925,000	929,625
Levi Strauss & Co. 6.88%, 05/01/2022	1,646,000	1,785,910
PVH Corp. 7.38%, 05/15/2020	360,000	390,600
Wireless Telecommunication Services - 2.5%
Cricket Communications, Inc. 7.75%, 10/15/2020 (B)	940,000	902,400

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

	Principal	Value
Wireless Telecommunication Services (continued)
MetroPCS Wireless, Inc. 6.63%, 04/01/2023 - 144A (B)	$ 1,500,000	$ 1,526,250
Softbank Corp. 4.50%, 04/15/2020 - 144A	1,461,000	1,408,039
Sprint Nextel Corp. 9.00%, 11/15/2018 - 144A	1,965,000	2,299,050

Total Corporate Debt Securities (cost $209,531,247)		213,905,940

CONVERTIBLE BONDS - 2.9%
Diversified Telecommunication Services - 0.4%
Level 3 Financing, Inc. 8.63%, 07/15/2020	1,000,000	1,065,000
Energy Equipment & Services - 0.8%
NuStar Logistics, LP 8.15%, 04/15/2018	1,713,000	1,908,076
Hotels, Restaurants & Leisure - 0.5%
NCL Corp., Ltd. 5.00%, 02/15/2018 - 144A	242,000	237,160
Regal Cinemas Corp. 8.63%, 07/15/2019	981,000	1,047,218
Insurance - 1.2%
Lincoln National Corp. 7.00%, 05/17/2066 (A) (B)	2,823,000	2,815,378

Total Convertible Bonds (cost $6,881,643)		7,072,832

LOAN ASSIGNMENTS - 1.3%
Communications Equipment - 0.1%
Sorenson Communications, Inc. 9.50%, 10/31/2014	299,250	298,053
Energy Equipment & Services - 0.6%
Stallion Oilfield Services, Ltd. Tranche B 1.00%, 06/18/2018 (H) (I)	1,450,000	1,446,375
Multiline Retail - 0.6%
J C Penney Corp., Inc. Term Loan 1.00%, 05/22/2018 (A)	1,450,000	1,450,000

Total Loan Assignments (cost $3,176,998)		3,194,428

	Shares	Value
PREFERRED STOCKS - 2.3%
Capital Markets - 0.1%
Goldman Sachs Group, Inc. - Series J, 5.50% (A)	11,775	284,249
Commercial Banks - 0.5%
GMAC Capital Trust I - Series 2, 8.13% (A)	50,500	1,315,525
Consumer Finance - 1.4%
Ally Financial, Inc. 144A, 7.00%	1,077	1,023,655
Ally Financial, Inc. - Series A, 8.50% (A)	94,075	2,432,779

	Shares	Value
Insurance - 0.3%
Hartford Financial Services Group, Inc., 7.88% (A) (B)	23,417	$ 690,333

Total Preferred Stocks (cost $4,923,059)		5,746,541

COMMON STOCKS - 1.2%
Automobiles - 0.1%
General Motors Co. (B) (J)	3,292	109,657
Motors Liquidation Co. GUC Trust (J)	826	25,358
Independent Power Producers & Energy Traders - 1.1%
Dynegy, Inc. (B) (J)	122,307	2,758,023

Total Common Stocks (cost $3,752,261)		2,893,038

WARRANTS - 0.0% (K)
Automobiles - 0.0% (K)
General Motors Co., Class A (J) Expiration: 07/10/2016 Exercise Price: $10.0	58	1,388
General Motors Co., Class A (J) Expiration: 07/10/2019 Exercise Price: $18.33	58	956

Total Warrants (cost $0)		2,344

SECURITIES LENDING COLLATERAL - 18.2%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.18% (L)	44,887,781	44,887,781

Total Securities Lending Collateral (cost $44,887,781)		44,887,781

	Principal	Value
REPURCHASE AGREEMENT - 2.4%
State Street Bank & Trust Co. 0.03% (L), dated 06/28/2013, to be repurchased at $5,878,992 on 07/01/2013. Collateralized by a U.S. Government Agency Obligation, 2.50%, due 11/01/2027, and with a value of $5,999,676.	$ 5,878,977	5,878,977

Total Repurchase Agreement (cost $5,878,977)		5,878,977

Total Investment Securities (cost $281,160,761) (M)		286,001,861

Other Assets and Liabilities - Net		(40,342,983)

Net Assets		$ 245,658,878

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate note. Rate is listed as of June 30, 2013.
(B)	All or a portion of this security is on loan. The value of all securities on loan is $43,937,273. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Payment in-kind. Securities pay interest or dividends in the form of additional bonds or preferred stock. If a security makes cash payment in addition to in-kind, the cash rate is disclosed separately.
(D)	The security has a perpetual maturity. The date shown is the next call date.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

(E)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is $843, or less than 0.01% of the portfolio’s net assets.
(F)	When-issued security. A conditional transaction in a security authorized for issuance, but not yet issued.
(G)	In default.
(H)	Illiquid. Total aggregate market value of illiquid securities is $1,446,375, or 0.59% of the portfolio’s net assets.
(I)	Restricted security. At June 30, 2013, the portfolio owned the respective securities which were restricted as to public resale:

Investment Securities	Description	Acquisition Date	Cost	Value	Value as % of Net Assets
Loan Assignments	Stallion Oilfield Services, Ltd. Tranche B	06/18/2013	$1,435,571	$1,446,375	0.59%

(J)	Non-income producing security.
(K)	Percentage rounds to less than 0.1%.
(L)	Rate shown reflects the yield at June 30, 2013.
(M)	Aggregate cost for federal income tax purposes is $281,160,761. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $9,093,193 and $4,252,093, respectively. Net unrealized appreciation for tax purposes is $4,841,100.

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013, these securities aggregated $67,582,830, or 27.51% of the portfolio’s net assets.
MTN	Medium Term Note

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

VALUATION SUMMARY: (N)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2013
ASSETS
Investment Securities
Preferred Corporate Debt Security	$—	$2,419,980	$—	$2,419,980
Corporate Debt Securities
Aerospace & Defense	—	3,273,160	—	3,273,160
Airlines	—	6,490,428	—	6,490,428
Auto Components	—	1,164,228	—	1,164,228
Automobiles	—	2,779,825	—	2,779,825
Beverages	—	1,991,149	—	1,991,149
Building Products	—	3,034,295	—	3,034,295
Chemicals	—	3,801,735	—	3,801,735
Commercial Banks	—	2,573,080	—	2,573,080
Commercial Services & Supplies	—	5,799,855	—	5,799,855
Computers & Peripherals	—	311,640	—	311,640
Construction & Engineering	—	3,068,097	—	3,068,097
Consumer Finance	—	4,167,981	—	4,167,981
Containers & Packaging	—	5,520,652	—	5,520,652
Diversified Consumer Services	—	1,625,760	—	1,625,760
Diversified Financial Services	—	9,168,957	0	9,168,957
Diversified Telecommunication Services	—	17,861,484	—	17,861,484
Electric Utilities	—	6,826,059	—	6,826,059
Electrical Equipment	—	756,525	—	756,525
Energy Equipment & Services	—	5,882,466	—	5,882,466
Food & Staples Retailing	—	2,582,648	842	2,583,490
Food Products	—	1,745,540	—	1,745,540
Gas Utilities	—	421,270	—	421,270
Health Care Equipment & Supplies	—	4,277,363	—	4,277,363
Health Care Providers & Services	—	15,227,514	—	15,227,514
Hotels, Restaurants & Leisure	—	17,182,474	—	17,182,474
Household Durables	—	11,103,279	0	11,103,279
Household Products	—	4,278,389	—	4,278,389
Independent Power Producers & Energy Traders	—	2,459,350	—	2,459,350
Insurance	—	2,254,806	—	2,254,806
IT Services	—	1,109,075	—	1,109,075
Media	—	18,757,107	—	18,757,107
Metals & Mining	—	1,263,000	—	1,263,000
Multiline Retail	—	1,192,480	—	1,192,480
Oil, Gas & Consumable Fuels	—	10,800,095	—	10,800,095
Paper & Forest Products	—	1,517,862	—	1,517,862
Personal Products	—	1,090,400	—	1,090,400
Pharmaceuticals	—	2,030,300	—	2,030,300
Real Estate Investment Trusts	—	1,778,275	—	1,778,275
Real Estate Management & Development	—	2,923,550	—	2,923,550
Road & Rail	—	4,173,822	—	4,173,822
Semiconductors & Semiconductor Equipment	—	3,093,157	—	3,093,157
Software	—	3,518,537	—	3,518,537
Specialty Retail	—	2,492,885	—	2,492,885
Textiles, Apparel & Luxury Goods	—	4,398,805	—	4,398,805
Wireless Telecommunication Services	—	6,135,739	—	6,135,739
Convertible Bonds	—	7,072,832	—	7,072,832
Loan Assignments	—	3,194,428	—	3,194,428
Preferred Stocks	5,746,541	—	—	5,746,541
Common Stocks	2,893,038	—	—	2,893,038
Warrants	2,344	—	—	2,344
Securities Lending Collateral	44,887,781	—	—	44,887,781
Repurchase Agreement	—	5,878,977	—	5,878,977
Total Investment Securities	$53,529,704	$232,471,315	$842	$286,001,861
Other Assets (O)
Cash	$812	$—	$—	$812
Total Other Assets	$812	$—	$—	$812

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

VALUATION SUMMARY: (N) (continued)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2013
LIABILITIES
Other Liabilities (O)
Collateral for Securities on Loan	$—	$(44,887,781)	$—	$(44,887,781)
Total Other Liabilities	$—	$(44,887,781)	$—	$(44,887,781)

(N)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended June 30, 2013. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
(O)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

Level 3 Rollforward - Investment Securities

Securities	Beginning Balance at December 31, 2012	Purchases	Sales	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3 (P)	Transfers out of Level 3	Ending Balance at June 30, 2013 (Q)	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at June 30, 2013
Corporate Debt Securities	$0	$—	$—	$—	$—	$—	$842	$—	$842	$—

(P)	Transferred into Level 3 because of unavailability of observable inputs.
(Q)	Inputs used in the valuation of the Level 3 securities were not considered significant unobservable inputs.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Aegon High Yield Bond VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2013

(unaudited)

Assets:
Investment securities, at value (cost: $275,281,784) (including securities loaned of $43,937,273)	$280,122,884
Repurchase agreement, at value (cost: $5,878,977)	5,878,977
Cash	812
Receivables:
Shares sold	21,731
Investment securities sold	1,956,472
Interest	3,946,991
Dividends	11,526
Securities lending income (net)	10,726
Prepaid expenses	1,521

Total assets	291,951,640

Liabilities:
Accounts payable and accrued liabilities:
Shares redeemed	311,475
Investment securities purchased	230,000
When-issued securities purchased	663,000
Administration fees	5,281
Management and advisory fees	135,186
Distribution and service fees	21,458
Transfer agent fees	40
Trustees fees	109
Other	38,432
Collateral for securities on loan	44,887,781

Total liabilities	46,292,762

Net assets	$245,658,878

Net assets consist of:
Capital stock ($0.01 par value)	$293,314
Additional paid-in capital	240,657,407
Undistributed (accumulated) net investment income (loss)	25,111,118
Undistributed (accumulated) net realized gain (loss) from investment securities	(25,244,061)
Net unrealized appreciation (depreciation) on:
Investment securities	4,841,100

Net assets	$245,658,878

Net assets by class:
Initial Class	$147,798,956
Service Class	97,859,922
Shares outstanding:
Initial Class	17,721,400
Service Class	11,609,957
Net asset value and offering price per share:
Initial Class	$8.34
Service Class	8.43

STATEMENT OF OPERATIONS

For the period ended June 30, 2013

(unaudited)

Investment Income:
Dividend income	$228,642
Interest income	9,589,703
Securities lending income (net)	82,891

Total investment income	9,901,236

Expenses:
Management and advisory	927,804
Distribution and service:
Service Class	146,415
Transfer agent	1,115
Printing and shareholder reports	17,420
Custody	36,057
Administration	36,242
Legal	6,832
Audit and tax	7,046
Trustees	5,342
Other	3,574

Total expenses	1,187,847

Net investment income (loss)	8,713,389

Net realized gain (loss) on transactions from:
Investment securities	5,850,278

Total realized gain (loss)	5,850,278

Net change in unrealized appreciation (depreciation) on:
Investment securities	(9,146,383)

Net change in unrealized appreciation (depreciation)	(9,146,383)

Net realized and change in unrealized gain (loss)	(3,296,105)

Net increase (decrease) in net assets resulting from operations	$5,417,284

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Aegon High Yield Bond VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2013 (unaudited)	December 31, 2012
From operations:
Net investment income (loss)	$8,713,389	$16,565,885
Net realized gain (loss) from investment securities	5,850,278	6,700,589
Net change in unrealized appreciation (depreciation) on investment securities	(9,146,383)	16,108,390
Net increase (decrease) in net assets resulting from operations	5,417,284	39,374,864

Distributions to shareholders:
From net investment income:
Initial Class	—	(10,330,517)
Service Class	—	(5,041,113)
	—	(15,371,630)
Total distributions to shareholders	—	(15,371,630)

Capital share transactions:
Proceeds from shares sold:
Initial Class	9,646,233	55,922,544
Service Class	24,548,244	71,684,541
	34,194,477	127,607,085
Dividends and distributions reinvested:
Initial Class	—	10,330,517
Service Class	—	5,041,113
	—	15,371,630
Cost of shares redeemed:
Initial Class	(45,874,781)	(51,849,452)
Service Class	(39,080,296)	(40,384,011)
	(84,955,077)	(92,233,463)
Net increase (decrease) in net assets resulting from capital shares transactions	(50,760,600)	50,745,252

Net increase (decrease) in net assets	(45,343,316)	74,748,486

Net assets:
Beginning of period/year	291,002,194	216,253,708
End of period/year	$245,658,878	$291,002,194
Undistributed (accumulated) net investment income (loss)	$25,111,118	$16,397,729

Share activity:
Shares issued:
Initial Class	1,150,226	7,008,588
Service Class	2,884,020	8,903,762
	4,034,246	15,912,350
Shares issued-reinvested from dividends and distributions:
Initial Class	—	1,327,830
Service Class	—	639,735
	—	1,967,565
Shares redeemed:
Initial Class	(5,472,683)	(6,547,401)
Service Class	(4,596,315)	(5,036,733)
	(10,068,998)	(11,584,134)

Net increase (decrease) in shares outstanding:
Initial Class	(4,322,457)	1,789,017
Service Class	(1,712,295)	4,506,764
	(6,034,752)	6,295,781

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Aegon High Yield Bond VP

FINANCIAL HIGHLIGHTS

For the period or years ended:

For a share outstanding throughout each period/year
	Initial Class
	June 30, 2013 (unaudited)		December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
Net asset value
Beginning of period/year	$8.19		$7.41	$7.67	$7.95	$5.87	$8.74
Investment operations
Net investment income (loss)(A)	0.25		0.53	0.55	0.59	0.66	0.67
Net realized and unrealized gain (loss)	(0.10)		0.73	(0.21)	0.33	2.04	(2.68)
Total investment operations	0.15		1.26	0.34	0.92	2.70	(2.01)
Distributions
Net investment income	—		(0.48)	(0.60)	(1.20)	(0.62)	(0.72)
Net realized gains	—		—	—	—	—	(0.14)
Total distributions	—		(0.48)	(0.60)	(1.20)	(0.62)	(0.86)
Net asset value
End of period/year	$8.34		$8.19	$7.41	$7.67	$7.95	$5.87
Total return(B)	1.83	%(C)	17.37%	4.77%	12.58%	47.05%	(25.20)%
Net assets end of period/year (000’s)	$147,799		$180,574	$150,132	$164,509	$187,509	$244,866
Ratio and supplemental data
Expenses to average net assets	0.72	%(D)	0.74%	0.72%	0.73%	0.80%	0.79%
Net investment income (loss) to average net assets	6.11	%(D)	6.62%	7.12%	7.50%	9.38%	8.73%
Portfolio turnover rate	29	%(C)	68%	88%	140%	85%	59%

(A)	Calculated based on average number of shares outstanding.
(B)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(C)	Not annualized.
(D)	Annualized.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

For a share outstanding throughout each period/year
	Service Class
	June 30, 2013 (unaudited)		December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
Net asset value
Beginning of period/year	$8.29		$7.50	$7.76	$8.04	$5.94	$8.83
Investment operations
Net investment income (loss)(A)	0.25		0.51	0.54	0.57	0.64	0.66
Net realized and unrealized gain (loss)	(0.11)		0.75	(0.22)	0.34	2.07	(2.72)
Total investment operations	0.14		1.26	0.32	0.91	2.71	(2.06)
Distributions
Net investment income	—		(0.47)	(0.58)	(1.19)	(0.61)	(0.69)
Net realized gains	—		—	—	—	—	(0.14)
Total distributions	—		(0.47)	(0.58)	(1.19)	(0.61)	(0.83)
Net asset value
End of period/year	$8.43		$8.29	$7.50	$7.76	$8.04	$5.94
Total return(B)	1.69	%(C)	17.10%	4.54%	12.31%	46.67%	(25.46)%
Net assets end of period/year (000’s)	$97,860		$110,428	$66,122	$48,221	$26,405	$5,617
Ratio and supplemental data
Expenses to average net assets	0.97	%(D)	0.99%	0.97%	0.98%	1.05%	1.04%
Net investment income (loss) to average net assets	5.86	%(D)	6.34%	6.89%	7.20%	8.75%	8.26%
Portfolio turnover rate	29	%(C)	68%	88%	140%	85%	59%

(A)	Calculated based on average number of shares outstanding.
(B)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(C)	Not annualized.
(D)	Annualized.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Aegon High Yield Bond VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2013

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Aegon High Yield Bond VP (the “Portfolio”) is a series of TST.

The Portfolio currently offers two classes of shares: Initial Class and Service Class.

Transamerica Asset Management, Inc. (“TAM”) provides continuous and regular investment advisory services to the Portfolio. TAM acts as a manager of managers, providing advisory services that include, without limitation, the design and development of each Portfolio and its investment strategy and the ongoing review and evaluation of that investment strategy including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for each Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending and implementing fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolios’ investments; regular review of sub-adviser performance and holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation of portfolio holdings; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolios’ Board of Trustees; oversight of preparation of prospectuses, shareholder reports and other disclosure materials and filings; and oversight of other service providers to the Portfolios, such as the custodian, the transfer agent, the administrator, the distributor, the Portfolios’ independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations for the Portfolios; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment advisory services. Where TAM employs sub-advisers, the sub-advisers carry out and effectuate the investment strategy designed for the Portfolios by TAM and are responsible, subject to TAM’s and the Board of Trustees oversight, for the day-to-day management of the Portfolios and for making decisions to buy, hold or sell a particular security.

Transamerica Fund Services, Inc. (“TFS”) provides supervisory and administrative services to each Portfolio. TFS’s supervisory and administrative services include performing certain administrative services for the Portfolios and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided for the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TFS has outsourced the provision of certain services as described below; to the extent agreed upon by TFS and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of net asset values; shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; recommending and implementing fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and its dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; preparation of agendas and supporting documents for and minutes of meetings of Trustees and committees of Trustees; and preparation of regular communications with the Trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TFS to perform supervisory and administrative services to the Portfolio. State Street performs back office services to support TFS, including furnishing financial and performance information about the Portfolios for inclusion in regulatory filings and Trustee and shareholder reports; preparing drafts of regulatory filings, Trustee materials, tax returns, expenses and budgeting; tax compliance testing; and maintaining books and records. TFS pays all expenses it incurs in connection with providing these services in the Amended and Restated Services Agreement with the exception of the costs of certain services specifically assumed by the Portfolios, as numerated within the Statement of Operations.

This report should be read in conjunction with the Portfolio’s current prospectus, which contains additional information about the Portfolio, including investment objectives and strategies.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of securities exposes the Portfolio to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Aegon High Yield Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 1. (continued)

additional collateral; (iii) the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrowed.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio (“Navigator”), a money market mutual fund registered under the 1940 Act. The Transamerica Asset Management family of mutual funds is a significant shareholder of the Navigator as of June 30, 2013. No individual portfolio has a significant holding in the Navigator.

By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees.

Such income is reflected separately in the Statement of Operations. Income from loaned securities in the Statement of Operations is net of fees and rebates earned by the lending agent for its services. The value of loaned securities and related collateral outstanding at June 30, 2013 are shown in the Schedule of Investments and the Statement of Assets and Liabilities.

Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

The open repurchase agreements and related collateral at June 30, 2013 are listed in the Schedule of Investments.

Cash overdraft: Throughout the period, the Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the federal funds rate. Payables, if any, are reflected as Due to Custodian in the Statement of Assets and Liabilities. Expenses from cash overdrafts are included in Other in the Statement of Operations.

Loan participations/assignments: The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers, either in the form of participations at the time the loan is originated (“Participations”), or by buying an interest in the loan in the secondary market from a financial institution or institutional investor (“Assignments”). Participations and Assignments in commercial loans may be secured or unsecured. These investments may include standby financing commitments, including revolving credit facilities that obligate the Portfolio to supply additional cash to the borrowers on demand. Loan Participations and Assignments involve risks of insolvency of the lending banks or other financial intermediaries. As such, the Portfolio assumes the credit risks associated with the corporate borrowers and may assume the credit risks associated with the interposed banks or other financial intermediaries.

The Portfolio may be contractually obligated to receive approval from the agent banks and/or borrowers prior to the sale of these investments. The Portfolio that participates in such syndications, or that can buy a portion of the loans, becomes a part lender. Loans are often administered by agent banks acting as agents for all holders.

The agent banks administer the terms of the loans, as specified in the loan agreements. In addition, the agent banks are normally responsible for the collection of principal and interest payments from the corporate borrowers and the apportionment of these payments to the credit of all institutions that are parties to the loan agreements. Unless the Portfolio has direct recourse against the corporate borrowers under the terms of the loans or other indebtedness, the Portfolio may have to rely on the agent banks or other financial intermediaries to apply appropriate credit remedies against corporate borrowers.

The Portfolio held no unsecured loan participations at June 30, 2013.

Payment in-kind securities (“PIKs”): PIKs give the issuer the option of making interest payments in either cash or additional debt securities at each interest payment date. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a “dirty price”) and require a pro-rata adjustment from unrealized appreciation or depreciation on investments to interest receivable in the Statement of Assets and Liabilities.

The PIKs at June 30, 2013 are listed in the Schedule of Investments.

When-Issued, forward delivery securities and Delayed Delivery Settlements: The Portfolio may purchase or sell securities on a when-issued, forward (delayed) delivery basis or delayed settlement. When-issued and forward delivery transactions are made

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Aegon High Yield Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 1. (continued)

conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolio engages in when-issued transactions to obtain an advantageous price and yield at the time of the transaction. The Portfolio engages in when-issued and forward delivery transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the Portfolio is not entitled to any of the interest earned prior to settlement.

Delayed Delivery transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery transactions are outstanding, the Portfolio will segregate with its custodian either cash, U.S. Government securities or other liquid assets at least equal to the value of the commitments until payment is made. When purchasing a security on a delayed delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Portfolio if the other party to the transaction defaults on its obligation to make payment or delivery and the Portfolio is delayed or prevented from completing the transaction. The Portfolio may dispose of or renegotiate a delayed delivery transaction after it is entered into which may result in a realized gain or loss. When the Portfolio sells a security on a delayed delivery basis, the Portfolio does not participate in future gains and losses on the security.

Restricted and illiquid securities: The Portfolio may invest in unregulated or restricted securities. Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

The restricted and illiquid securities at June 30, 2013 are listed in the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend date, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class, based upon net assets. Each class bears its own specific expenses in addition to the non-class specific expenses.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Aegon High Yield Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 2. (continued)

The Portfolio’s Board of Trustees has delegated the valuation functions on a day-to-day basis to TAM, subject to board oversight. TAM has formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board of Trustees. These policies and procedures are reviewed at least annually by the Board of Trustees. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair market value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines.

The availability of observable inputs may vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

For assets and liabilities using significant unobservable inputs (Level 3) GAAP requires a reconciliation of the beginning to the ending balances for reported market values that presents changes attributed to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The Level 3 reconciliation, if any, is disclosed in the Valuation Summary of the Portfolio’s Schedule of Investments.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities (common and preferred stocks): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds, and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2 or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the net asset value of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Aegon High Yield Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 2. (continued)

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

Corporate bonds: The fair value of corporate bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Restricted securities (equity and debt): Restricted securities for which quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee under the supervision of the Portfolio’s Board of Trustees. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2013, is disclosed in the Valuation Summary of the Schedule of Investments.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.

TAM, the Portfolio’s investment adviser, is directly owned by Western Reserve Life Assurance Co. of Ohio and AUSA Holding Company (“AUSA”), both of which are indirect, wholly-owned subsidiaries of Aegon NV. AUSA is wholly-owned by Aegon USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Aegon USA is owned by Aegon US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Aegon USA Investment Management, LLC (“AUIM”) is both an affiliate and sub-adviser of the Portfolio.

TFS is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, AUIM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, AUIM, TFS, and TCI. No interested trustee receives compensation from the Portfolio.

Investment advisory fees: The Portfolio pays management fees to TAM based on average daily net assets (“ANA”) at the following breakpoints:

First $750 million	0.640%
Over $750 million	0.600%

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

Expense limit	Maximum Operating Expense Limit Effective Through
0.85%	May 1, 2014

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Aegon High Yield Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 3. (continued)

TAM is entitled to reimbursement by the Portfolio of fees waived and/or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit.

During the period ended June 30, 2013, there were no amounts reimbursed/waived or recaptured by TAM. There were no amounts available for recapture by TAM as of June 30, 2013.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2014. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. The Portfolio pays TFS an annual fee of 0.025% of ANA. The Legal fees in the Statement of Operations are for fees paid to external legal counsel.

Transfer agent services: TFS provides transfer agency services under the Administrative Agreement and is compensated for such services under that agreement. For the period ended June 30, 2013 amounts paid to TFS by the Portfolio are included in Transfer Agent in the Statement of Operations and amounts payable to TFS as of June 30, 2013 are included in Transfer agent fees in the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), as elected by the Trustee.

NOTE 4. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2013 were as follows:

Purchases of securities:
Long-term	$81,017,176
U.S. Government	—
Proceeds from maturities and sales of securities:
Long-term	113,735,950
U.S. Government	—

NOTE 5. FEDERAL INCOME TAX MATTERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Aegon High Yield Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 5. (continued)

sustained assuming examination by tax authorities. Management has evaluated the Portfolio’s tax provisions taken or expected to be taken for all open tax years 2009 - 2012, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other in the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

NOTE 6. SUBSEQUENT EVENT

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Aegon High Yield Bond VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board”) held on June 12-13, 2013, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Aegon High Yield Bond VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”). The Board also reviewed and considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Investment Advisory Agreement, the “Agreements”) for the Portfolio between TAM and Aegon USA Investment Management, LLC (the “Sub-Adviser”).

Following their review and consideration, the Trustees determined that the terms of the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable and that the renewal of each of the Agreements is in the best interests of the Portfolio and its shareholders. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Agreements through June 30, 2014. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the Agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and/or their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM and the Sub-Adviser; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser.

The Board also considered the continuous and regular investment advisory and other services provided by TAM for the portion of the management fee it retains after payment of the sub-advisory fee. The Board noted that the investment advisory services include the design and development of the Portfolio and its investment strategy, TAM’s selection, ongoing oversight and monitoring of the Sub-Adviser, TAM’s daily supervision of the Portfolio’s investments and recommendations to change the Portfolio’s investment strategy or sub-adviser where it believes appropriate or advisable. The Board also noted that TAM provides services to all Transamerica mutual funds, including the Portfolio, in the form of oversight of the services provided by the funds’ administrator, custodian and transfer agent and supervision of the performance of recordkeeping, shareholder relations, regulatory reporting and compliance functions of the funds.

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2012.

The Board noted that the performance of the Initial Class of the Portfolio was above the median for its peer universe for the past 1-, 3- and 5-year periods and below the median for the past 10-year period. The Board also noted that the performance of the Initial Class of the Portfolio was above its benchmark for the past 1-year period and below its benchmark for the past 3-, 5- and 10-year periods. The Board also noted that the Portfolio’s performance for longer periods was attributable to the Portfolio’s previous sub-adviser.

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be procured by TAM and provided by the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and that is competitive with other investment companies.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of other investment

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Aegon High Yield Bond VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by TAM.

The Board noted that the Portfolio’s contractual management fee was above the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Initial Class of the Portfolio were above the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability.

With respect to the Sub-Adviser, the Board noted that information about the Sub-Adviser’s revenues and expenses was incorporated into TAM’s profitability analysis for the Portfolio. As a result, the Board principally considered profitability information for TAM and the Sub-Adviser in the aggregate.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any further economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from these economies of scale. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser and whether the Portfolio has achieved economies of scale in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered any other benefits derived by TAM, its affiliates and the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement is in the best interests of the Portfolio and its shareholders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Aegon Money Market VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2013, and held for the entire period until June 30, 2013.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses(A)
Portfolio Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period(B)	Ending Account Value	Expenses Paid During Period(B)	Annualized Expense Ratio
Transamerica Aegon Money Market VP
Initial Class	$1,000.00	$1,000.00	$1.42	$1,023.10	$1.44	0.29%
Service Class	1,000.00	1,000.00	1.42	1,023.10	1.44	0.29

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (179 days), and divided by the number of days in the year (365 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2013

(the following chart summarizes the Schedule of Investments of the portfolio by asset type)

(unaudited)

Asset Type	% of Net Assets
Commercial Paper	64.6%
Repurchase Agreements	17.4
Certificates of Deposit	13.5
Corporate Debt Securities	2.0
Demand Note	1.9
Asset-Backed Security	0.5
Other Assets and Liabilities - Net	0.1
Total	100.0%

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Aegon Money Market VP

SCHEDULE OF INVESTMENTS

At June 30, 2013

(unaudited)

	Principal	Value
ASSET-BACKED SECURITY - 0.5%
CCG Receivables Trust
Series 2013-1, Class A1
0.37%, 04/14/2014 - 144A	$ 3,396,430	$ 3,396,430

Total Asset-Backed Security (cost $3,396,430)		3,396,430

CORPORATE DEBT SECURITIES - 2.0%
Commercial Banks - 1.5%
Svenska Handelsbanken
0.82%, 09/25/2013 (A)	10,700,000	10,711,386
Diversified Financial Services - 0.5%
JPMorgan Chase & Co., Series MTN 1.03%, 09/30/2013 (A)	3,385,000	3,391,663

Total Corporate Debt Securities (cost $14,103,049)		14,103,049

CERTIFICATES OF DEPOSIT - 13.5%
Automobiles - 0.2%
Prestige Auto Receivables Trust 0.28%, 04/15/2014 - 144A	1,278,275	1,278,275
Commercial Banks - 13.3%
Bank of Nova Scotia
0.20%, 03/14/2014	10,000,000	10,000,000
0.25%, 04/09/2014	10,000,000	10,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.37%, 06/20/2014 (A)	15,000,000	15,000,000
Barclays Bank PLC 0.58%, 10/02/2013 - 144A (B)	14,000,000	14,000,000
Mizuho Bank, Ltd.
0.12%, 07/03/2013	10,000,000	10,000,000
0.27%, 11/12/2013	5,000,000	5,000,000
Skandinaviska Enskilda Banken AB 0.28%, 12/09/2013	15,000,000	15,000,000
Westpac Banking Corp. 0.33%, 01/10/2014 - 144A (A)	13,500,000	13,500,000

Total Certificates of Deposit (cost $93,778,275)		93,778,275

COMMERCIAL PAPER - 64.6%
Automobiles - 0.4%
VW Credit, Inc. 0.26%, 07/01/2013 - 144A	2,750,000	2,749,960
Capital Markets - 4.2%
Royal Park Investments Funding Corp.
0.80%, 07/08/2013 - 144A	20,000,000	19,996,000
0.88%, 08/13/2013 - 144A	9,000,000	8,995,613
Commercial Banks - 27.8%
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.13%, 07/02/2013	12,500,000	12,499,865
BNP Paribas Canada 0.13%, 07/02/2013	10,000,000	9,999,892
Deutsche Bank Financial LLC 0.34%, 10/30/2013	12,500,000	12,485,479
DNB Bank ASA 0.25%, 10/01/2013 - 144A	15,600,000	15,590,224
Hess Corp. 0.32%, 12/02/2013 (A)	10,500,000	10,500,041
Kells Funding LLC 0.24%, 12/13/2013	5,000,000	4,994,433
Mizuho Funding LLC 0.33%, 07/08/2013 - 144A	16,000,000	15,998,700

	Principal	Value
Commercial Banks (continued)
National Australia Funding Delaware, Inc. 0.24%, 08/05/2013 - 144A	$ 3,000,000	$ 2,999,260
Skandinaviska Enskilda Banken AB 0.29%, 08/26/2013 - 144A	10,000,000	9,995,408
Standard Chartered Bank
0.25%, 07/11/2013 - 12/23/2013 - 144A	13,700,000	13,686,254
0.26%, 11/12/2013 - 144A	15,000,000	14,985,267
Straight-A Funding LLC 0.08%, 07/03/2013	14,312,000	14,311,873
Sumitomo Mitsui Banking Corp.
0.22%, 07/11/2013 - 09/09/2013 - 144A	20,000,000	19,996,700
0.24%, 11/18/2013 - 144A	10,000,000	9,990,533
Swedbank AB
0.28%, 12/02/2013	7,500,000	7,490,900
0.30%, 11/18/2013	8,300,000	8,290,342
Westpac Securities NZ, Ltd. 0.24%, 08/19/2013 - 144A	10,000,000	9,996,600
Diversified Financial Services - 29.7%
BNP Paribas Finance, Inc. 0.08%, 07/03/2013	20,600,000	20,599,817
CAFCO LLC
0.28%, 09/19/2013 - 144A	10,000,000	9,993,622
0.29%, 08/05/2013 - 09/26/2013 - 144A	14,800,000	14,790,018
Cancara Asset Securitisation LLC 0.19%, 08/19/2013 - 144A	14,500,000	14,496,097
CIESCO LLC
0.25%, 09/04/2013 - 144A	5,000,000	4,997,673
0.27%, 08/16/2013 - 144A	10,000,000	9,996,400
ING US Funding LLC
0.26%, 08/27/2013	10,000,000	9,995,739
0.32%, 09/04/2013	6,000,000	5,996,352
Kells Funding LLC 0.27%, 11/04/2013 - 144A	16,000,000	15,997,802
Mont Blanc Capital Corp.
0.22%, 08/07/2013 - 144A	10,000,000	9,997,617
0.24%, 10/09/2013 - 144A	5,000,000	4,996,600
Natixis US Finance Co. LLC 0.14%, 07/05/2013	20,000,000	19,999,533
Nieuw Amsterdam Receivables Corp. 0.12%, 07/02/2013 - 144A	10,000,000	9,999,900
Rabobank USA Financial Corp. 0.23%, 11/07/2013	5,000,000	4,995,815
Regency Markets No. 1 LLC 0.17%, 07/22/2013 - 144A	27,300,000	27,297,035
Salisbury Receivables Co. LLC 0.29%, 10/18/2013 - 144A	7,500,000	7,493,294
Sheffield Receivables Corp. 0.24%, 07/25/2013 - 144A	15,000,000	14,997,400
Electric Utilities - 1.3%
American Electric Power Co., Inc. 0.29%, 07/24/2013 - 144A	3,100,000	3,099,376
Duke Energy Corp. 0.25%, 07/02/2013 - 144A	2,000,000	1,999,958
OGE Energy Corp. 0.22%, 07/02/2013 - 144A	2,750,000	2,749,949
Westar Energy, Inc. 0.32%, 07/30/2013 - 144A	1,500,000	1,499,587

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Aegon Money Market VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

	Principal	Value
Independent Power Producers & Energy Traders - 0.4%
Southern Power Co. 0.27%, 07/30/2013 - 144A	$ 2,750,000	$ 2,749,361
Multi-Utilities - 0.4%
Dominion Resources, Inc. 0.26%, 07/24/2013 - 144A	2,750,000	2,749,504
Oil, Gas & Consumable Fuels - 0.4%
Kinder Morgan Energy Partners, LP 0.28%, 07/24/2013 - 144A	2,750,000	2,749,465

Total Commercial Paper (cost $449,791,258)		449,791,258

DEMAND NOTE - 1.9%
Cash Equivalent - 1.9%
Goldman Sachs Co. Promissory Note 0.48%, 07/19/2013 (B)	13,500,000	13,500,000

Total Demand Note (cost $13,500,000)		13,500,000

REPURCHASE AGREEMENTS - 17.4%
Goldman Sachs & Co. 0.12% (C), dated 06/28/2013, to be repurchased at $58,300,583 on 07/01/2013. Collateralized by U.S. Government Agency Obligations, 3.50% - 5.50%, due 04/01/2040 -08/01/2042, and with a total value of $59,466,000.	58,300,000	58,300,000

	Principal	Value
REPURCHASE AGREEMENTS (continued)

JPMorgan Securities, Inc.
0.03% (C), dated 05/20/2013, to be repurchased at $63,001,050 on 05/20/2014 (E). Collateralized by U.S. Government Agency Obligations, 0.875% - 1.25%, due 08/28/2014 -01/30/2017, and with a total value of $63,003,773.

	$ 63,000,000	$ 63,000,000
State Street Bank & Trust Co. 0.03% (C), dated 06/28/2013, to be repurchased at $194,087 on 07/01/2013. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 11/15/2040, and with a value of $200,864.	194,086	194,086

Total Repurchase Agreements (cost $121,494,086)		121,494,086

Total Investment Securities (cost $696,063,098) (D)		696,063,098
Other Assets and Liabilities - Net		854,172

Net Assets		$ 696,917,270

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate note. Rate is listed as of June 30, 2013.
(B)	Illiquid. Total aggregate market value of illiquid securities is $27,500,000, or 3.95% of the portfolio’s net assets.
(C)	Rate shown reflects the yield at June 30, 2013.
(D)	Aggregate cost for federal income tax purposes is $696,063,098.
(E)	Open maturity repurchase agreement originally dated 05/20/2013. Both the portfolio and counterparty have the right to terminate the repurchase agreement at any time.

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013, these securities aggregated $339,805,882, or 48.76% of the portfolio’s net assets.
MTN	Medium Term Note

VALUATION SUMMARY: (F)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2013
ASSETS
Investment Securities
Asset-Backed Security	$—	$3,396,430	$—	$3,396,430
Corporate Debt Securities	—	14,103,049	—	14,103,049
Certificates of Deposit	—	93,778,275	—	93,778,275
Commercial Paper	—	449,791,258	—	449,791,258
Demand Note	—	13,500,000	—	13,500,000
Repurchase Agreements	—	121,494,086	—	121,494,086
Total Investment Securities	$—	$696,063,098	$—	$696,063,098

(F)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended June 30, 2013. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Aegon Money Market VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2013

(unaudited)

Assets:
Investment securities, at value (cost: $574,569,012)	$574,569,012
Repurchase agreement, at value (cost: $121,494,086)	121,494,086
Receivables:
Shares sold	3,180,682
Interest	55,086
Prepaid expenses	3,110

Total assets	699,301,976

Liabilities:
Accounts payable and accrued liabilities:
Shares redeemed	2,228,583
Administration fees	12,223
Management and advisory fees	20,008
Distribution and service fees	72,249
Other	51,643

Total liabilities	2,384,706

Net assets	$696,917,270

Net assets consist of:
Capital stock ($0.01 par value)	$6,969,173
Additional paid-in capital	689,948,058
Undistributed (accumulated) net realized gain (loss) from investment securities	39

Net assets	$696,917,270

Net assets by class:
Initial Class	$278,953,475
Service Class	417,963,795
Shares outstanding:
Initial Class	278,953,887
Service Class	417,963,385
Net asset value and offering price per share:
Initial Class	$1.00
Service Class	1.00

STATEMENT OF OPERATIONS

For the period ended June 30, 2013

(unaudited)

Investment Income:
Interest income	$863,602
Expenses:
Management and advisory	1,033,463
Distribution and service:
Service Class	414,229
Transfer agent	2,005
Printing and shareholder reports	23,975
Custody	47,515
Administration	73,819
Legal	14,188
Audit and tax	6,379
Trustees	8,750
Other	8,323

Total expenses	1,632,646

Expenses (waived/reimbursed) recaptured	(369,923)
Class expenses (waived/reimbursed) recaptured:
Service Class	(414,222)

Net expenses	848,501

Net investment income (loss)	15,101

Net increase (decrease) in net assets resulting from operations	$15,101

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Aegon Money Market VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2013 (unaudited)	December 31, 2012
From operations:
Net investment income (loss)	$15,101	$35,714
Net increase (decrease) in net assets resulting from operations	15,101	35,714

Distributions to shareholders:
From net investment income:
Initial Class	(6,622)	(15,458)
Service Class	(8,479)	(15,901)
Total distributions to shareholders	(15,101)	(31,359)

Capital share transactions:
Proceeds from shares sold:
Initial Class	63,475,910	92,246,087
Service Class	259,732,833	286,603,916
	323,208,743	378,850,003
Dividends and distributions reinvested:
Initial Class	6,622	15,506
Service Class	8,479	15,949
	15,101	31,455
Cost of shares redeemed:
Initial Class	(66,440,943)	(167,169,466)
Service Class	(167,171,410)	(301,093,106)
	(233,612,353)	(468,262,572)
Net increase (decrease) in net assets resulting from capital shares transactions	89,611,491	(89,381,114)

Net increase (decrease) in net assets	89,611,491	(89,376,759)

Net assets:
Beginning of period/year	607,305,779	696,682,538
End of period/year	$696,917,270	$607,305,779
Undistributed (accumulated) net investment income (loss)	$—	$—

Share activity:
Shares issued:
Initial Class	63,475,910	92,246,087
Service Class	259,732,833	286,603,916
	323,208,743	378,850,003
Shares issued-reinvested from dividends and distributions:
Initial Class	6,622	15,506
Service Class	8,479	15,949
	15,101	31,455
Shares redeemed:
Initial Class	(66,440,943)	(167,169,466)
Service Class	(167,171,410)	(301,093,106)
	(233,612,353)	(468,262,572)

Net increase (decrease) in shares outstanding:
Initial Class	(2,958,411)	(74,907,873)
Service Class	92,569,902	(14,473,241)
	89,611,491	(89,381,114)

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Aegon Money Market VP

FINANCIAL HIGHLIGHTS

For the period or years ended:

For a share outstanding throughout each period/year
	Initial Class
	June 30, 2013 (unaudited)		December 31, 2012		December 31, 2011		December 31, 2010		December 31, 2009		December 31, 2008
Net asset value
Beginning of period/year	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Investment operations
Net investment income (loss)(A)	—	(B)	—	(B)	—	(B)	—	(B)	—	(B)	0.02
Total investment operations	—	(B)	—	(B)	—	(B)	—	(B)	—	(B)	0.02
Distributions
Net investment income	—	(B)	—	(B)	—	(B)	—	(B)	—	(B)	(0.02)
Total distributions	—	(B)	—	(B)	—	(B)	—	(B)	—	(B)	(0.02)
Net asset value
End of period/year	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return(C)	—	%(D)(E)	—	%(D)	—	%(D)	—	%(D)	0.13%		2.37%
Net assets end of period/year (000’s)	$278,953		$281,912		$356,818		$393,768		$493,531		$806,629
Ratio and supplemental data
Expenses to average net assets
After (waiver/ reimbursement) recapture	0.29	%(G)(H)	0.30	%(G)	0.21	%(G)	0.23	%(G)	0.36	%(F)(G)	0.41%
Before (waiver/ reimbursement) recapture	0.41	%(H)	0.42%		0.43%		0.40%		0.43	%(F)	0.41%
Net investment income (loss) to average net assets	0.01	%(H)	0.01%		—	%(D)	0.01%		0.15%		2.31%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Rounds to less than 0.01% or (0.01)%.
(E)	Not annualized.
(F)	Ratio is inclusive of Treasury expense. The impact of this expense was 0.03%.
(G)	Transamerica Asset Management, Inc. or any of its affiliates waive fees or reimburse expenses in order to avoid a negative yield. Refer to the notes to the financial statements for details.
(H)	Annualized.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

For a share outstanding throughout each period/year
	Service Class
	June 30, 2013 (unaudited)		December 31, 2012		December 31, 2011		December 31, 2010		December 31, 2009		December 31, 2008
Net asset value
Beginning of period/year	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Investment operations
Net investment income (loss)(A)	—	(B)	—	(B)	—	(B)	—	(B)	—	(B)	0.02
Total investment operations	—	(B)	—	(B)	—	(B)	—	(B)	—	(B)	0.02
Distributions
Net investment income	—	(B)	—	(B)	—	(B)	—	(B)	—	(B)	(0.02)
Total distributions	—	(B)	—	(B)	—	(B)	—	(B)	—	(B)	(0.02)
Net asset value
End of period/year	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return(C)	—	%(D)(E)	—	%(D)	—	%(D)	—	%(D)	0.04%		2.28%
Net assets end of period/year (000’s)	$417,964		$325,394		$339,865		$247,082		$250,760		$297,764
Ratio and supplemental data
Expenses to average net assets
After (waiver/ reimbursement) recapture	0.29	%(G)(H)	0.30	%(G)	0.21	%(G)	0.23	%(G)	0.46	%(F)(G)	0.66%
Before (waiver/ reimbursement) recapture	0.66	%(H)	0.67%		0.68%		0.65%		0.68	%(F)	0.66%
Net investment income (loss) to average net assets	0.01	%(H)	0.01%		—	%(D)	0.01%		0.04%		1.95%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Rounds to less than 0.01% or (0.01)%.
(E)	Not annualized.
(F)	Ratio is inclusive of Treasury expense. The impact of this expense was 0.02%.
(G)	Transamerica Asset Management, Inc. or any of its affiliates waive fees or reimburse expenses in order to avoid a negative yield. Refer to the notes to the financial statements for details.
(H)	Annualized.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Aegon Money Market VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2013

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Aegon Money Market VP (the “Portfolio”) is a series of TST.

The Portfolio currently offers two classes of shares: Initial Class and Service Class.

Transamerica Asset Management, Inc. (“TAM”) provides continuous and regular investment advisory services to the Portfolio. TAM acts as a manager of managers, providing advisory services that include, without limitation, the design and development of each Portfolio and its investment strategy and the ongoing review and evaluation of that investment strategy including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for each Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending and implementing fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolios’ investments; regular review of sub-adviser performance and holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation of portfolio holdings; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolios’ Board of Trustees; oversight of preparation of prospectuses, shareholder reports and other disclosure materials and filings; and oversight of other service providers to the Portfolios, such as the custodian, the transfer agent, the administrator, the distributor, the Portfolios’ independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations for the Portfolios; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment advisory services. Where TAM employs sub-advisers, the sub-advisers carry out and effectuate the investment strategy designed for the Portfolios by TAM and are responsible, subject to TAM’s and the Board of Trustees oversight, for the day-to-day management of the Portfolios and for making decisions to buy, hold or sell a particular security.

Transamerica Fund Services, Inc. (“TFS”) provides supervisory and administrative services to each Portfolio. TFS’s supervisory and administrative services include performing certain administrative services for the Portfolios and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided for the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TFS has outsourced the provision of certain services as described below; to the extent agreed upon by TFS and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of net asset values; shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; recommending and implementing fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and its dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; preparation of agendas and supporting documents for and minutes of meetings of Trustees and committees of Trustees; and preparation of regular communications with the Trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TFS to perform supervisory and administrative services to the Portfolio. State Street performs back office services to support TFS, including furnishing financial and performance information about the Portfolios for inclusion in regulatory filings and Trustee and shareholder reports; preparing drafts of regulatory filings, Trustee materials, tax returns, expenses and budgeting; tax compliance testing; and maintaining books and records. TFS pays all expenses it incurs in connection with providing these services in the Amended and Restated Services Agreement with the exception of the costs of certain services specifically assumed by the Portfolios, as numerated within the Statement of Operations.

This report should be read in conjunction with the Portfolio’s current prospectus, which contains additional information about the Portfolio, including investment objectives and strategies.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Aegon Money Market VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 1. (continued)

Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

The open repurchase agreements and related collateral at June 30, 2013 are listed in the Schedule of Investments.

Restricted and illiquid securities: The Portfolio may invest in unregulated or restricted securities. Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

The restricted and illiquid securities at June 30, 2013 are listed in the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolios are informed of the ex-dividend dates, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class, based upon net assets. Each class bears its own specific expenses in addition to the non-class specific expenses.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The Portfolio’s Board of Trustees has delegated the valuation functions on a day-to-day basis to TAM, subject to board oversight. TAM has formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board of Trustees. These policies and procedures are reviewed at least annually by the Board of Trustees. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples,

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Aegon Money Market VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 2. (continued)

book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair market value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

Corporate bonds: The fair value of corporate bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Short-term notes: Short-term notes are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values would be generally categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2013, is disclosed in the Valuation Summary of the Schedule of Investments.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.

TAM, the Portfolio’s investment adviser, is directly owned by Western Reserve Life Assurance Co. of Ohio and AUSA Holding Company (“AUSA”), both of which are indirect, wholly-owned subsidiaries of Aegon NV. AUSA is wholly-owned by Aegon USA, LLC (“Aegon USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Aegon USA is owned by Aegon US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Aegon USA Investment Management, LLC (“AUIM”) is both an affiliate and sub-adviser of the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Aegon Money Market VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 3. (continued)

TFS is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, AUIM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, AUIM, TFS, and TCI. No interested trustee receives compensation from the Portfolio.

Investment advisory fees: The Portfolio pays management fees to TAM based on average daily net assets (“ANA”) at the following rate:

0.35% of ANA

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

Expense limit	Maximum Operating Expense Limit Effective Through
0.57%	May 1, 2014

TAM is entitled to reimbursement by the Portfolio of fees waived and/or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit.

During the period ended June 30, 2013, there were no amounts recaptured by the adviser.

TAM or any of its affiliates waive fees or reimburse expenses of one or more classes of Transamerica Aegon Money Market VP in order to avoid a negative yield. At any point within the succeeding 36 months in which the Transamerica Aegon Money Market VP, or any classes thereof, achieves a positive yield, the expenses previously waived or reimbursed pursuant to this paragraph may be reimbursed to TAM, to the extent that such reimbursement does not cause classes of Transamerica Aegon Money Market VP to experience a negative yield. Waived expenses related to the maintenance of the yield are included in the Statement of Operations, within the class expenses (waived/reimbursed) recaptured. As of the period ended June 30, 2013 and the year ended December 31, 2012, the amounts waived were as follows:

Portfolio/Class	2013 Amount Waived ($)	2013 Amount Waived (Basis Points)	2012 Amount Waived ($)	2012 Amount Waived (Basis Points)
Portfolio	$369,923	13	$701,295	12
Service	414,222	25	777,955	25

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2014. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. The Portfolio pays TFS an annual fee of 0.025% of ANA. The Legal fees in the Statement of Operations are for fees paid to external legal counsel.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Aegon Money Market VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 3. (continued)

Transfer agent services: TFS provides transfer agency services under the Administrative Agreement and is compensated for such services under that agreement. For the period ended June 30, 2013 amounts paid to TFS by the Portfolio are included in Transfer Agent in the Statement of Operations and amounts payable to TFS as of June 30, 2013 are included in Transfer agent fees in the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), as elected by the Trustee.

NOTE 4. FEDERAL INCOME TAX MATTERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Portfolio’s tax provisions taken or expected to be taken for all open tax years 2009 - 2012, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other in the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

NOTE 5. SUBSEQUENT EVENT

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Aegon Money Market VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board”) held on June 12-13, 2013, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Aegon Money Market VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”). The Board also reviewed and considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Investment Advisory Agreement, the “Agreements”) for the Portfolio between TAM and Aegon USA Investment Management, LLC (the “Sub-Adviser”).

Following their review and consideration, the Trustees determined that the terms of the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable and that the renewal of each of the Agreements is in the best interests of the Portfolio and its shareholders. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Agreements through June 30, 2014. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the Agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and/or their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM and the Sub-Adviser; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser.

The Board also considered the continuous and regular investment advisory and other services provided by TAM for the portion of the management fee it retains after payment of the sub-advisory fee. The Board noted that the investment advisory services include the design and development of the Portfolio and its investment strategy, TAM’s selection, ongoing oversight and monitoring of the Sub-Adviser, TAM’s daily supervision of the Portfolio’s investments and recommendations to change the Portfolio’s investment strategy or sub-adviser where it believes appropriate or advisable. The Board also noted that TAM provides services to all Transamerica mutual funds, including the Portfolio, in the form of oversight of the services provided by the funds’ administrator, custodian and transfer agent and supervision of the performance of recordkeeping, shareholder relations, regulatory reporting and compliance functions of the funds.

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against a peer universe of comparable mutual funds, as prepared by Lipper for various trailing periods ended December 31, 2012.

The Board noted that the performance of the Initial Class of the Portfolio was above the median for its peer universe for the past 10-year period and in line with the median for the past 1-, 3- and 5-year periods. The Trustees also noted recent changes in the Portfolio’s portfolio management team. The Trustees also noted that the performance of the Portfolio had improved during 2013.

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be procured by TAM and provided by the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and that is competitive with other investment companies.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of other investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Aegon Money Market VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

Sub-Adviser for sub-advisory services, the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by TAM.

The Board noted that the Portfolio’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Initial Class of the Portfolio were above the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability.

With respect to the Sub-Adviser, the Board noted that information about the Sub-Adviser’s revenues and expenses was incorporated into TAM’s profitability analysis for the Portfolio. As a result, the Board principally considered profitability information for TAM and the Sub-Adviser in the aggregate.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any further economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from these economies of scale. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser and whether the Portfolio has achieved economies of scale in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered any other benefits derived by TAM, its affiliates and the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement is in the best interests of the Portfolio and its shareholders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Aegon U.S. Government Securities VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2013, and held for the entire period until June 30, 2013.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses(A)
Portfolio Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period(B)	Ending Account Value	Expenses Paid During Period(B)	Annualized Expense Ratio
Transamerica Aegon U.S. Government Securities VP
Initial Class	$1,000.00	$975.80	$2.96	$1,021.53	$3.02	0.61%
Service Class	1,000.00	974.80	4.16	1,020.30	4.26	0.86

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (179 days), and divided by the number of days in the year (365 days).

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Aegon U.S. Government Securities VP

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2013

(the following chart summarizes the Schedule of Investments of the portfolio by asset type)

(unaudited)

Asset Type	% of Net Assets
U.S. Government Agency Obligations	33.7%
U.S. Government Obligations	26.2
Corporate Debt Securities	21.7
Asset-Backed Securities	16.2
Securities Lending Collateral	9.5
Repurchase Agreement	3.1
Commercial Paper	1.9
Mortgage-Backed Securities	1.3
Municipal Government Obligation	0.6
Preferred Corporate Debt Security	0.4
Other Assets and Liabilities - Net(A)	(14.6)
Total	100.0%

(A)	The Other Assets and Liabilities - Net category may include, but is not limited to, Reverse Repurchase Agreements, Forward Foreign Currency Contracts, Futures Contracts, Swap Agreements, Written Options and Swaptions, Securities Sold Short, TBA Short Commitments, and Cash Collateral.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Aegon U.S. Government Securities VP

SCHEDULE OF INVESTMENTS

At June 30, 2013

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 26.2%
U.S. Treasury Bond
2.75%, 11/15/2042 (A)	$ 22,000,000	$ 18,968,136
3.50%, 02/15/2039	9,000,000	9,146,250
5.00%, 05/15/2037	2,000,000	2,552,812
U.S. Treasury Note
0.13%, 04/30/2015	3,000,000	2,988,633
0.25%, 10/31/2014 (A)	20,000,000	20,007,820
0.25%, 05/15/2015	15,000,000	14,975,385
0.38%, 04/15/2015 - 11/15/2015	19,000,000	18,970,772
0.50%, 07/31/2017	40,000,000	39,040,640
0.88%, 11/30/2016 - 02/28/2017	36,650,000	36,641,656
1.00%, 09/30/2016	9,000,000	9,061,173
1.38%, 09/30/2018	12,300,000	12,246,188
1.63%, 11/15/2022 (A)	19,940,000	18,614,309
1.75%, 05/15/2023 (A)	7,000,000	6,555,934

Total U.S. Government Obligations (cost $213,676,039)		209,769,708

U.S. GOVERNMENT AGENCY OBLIGATIONS - 33.7%
Fannie Mae
Zero Coupon, 10/09/2019	17,575,000	14,763,000
1.98%, 06/25/2021	2,385,805	2,426,724
3.22%, 02/01/2015	11,341,993	11,666,496
5.00%, 06/25/2019 - 04/25/2034	2,020,628	2,112,714
Fannie Mae, TBA 3.50%	42,000,000	42,524,998
Freddie Mac
2.37%, 05/25/2022	10,000,000	9,418,680
4.00%, 08/15/2028 - 02/15/2029	4,865,016	5,042,332
5.00%, 07/15/2018	1,104,995	1,161,247
6.25%, 07/15/2032 (A)	5,000,000	6,626,130
Freddie Mac, Series MTN Zero Coupon, 11/29/2019	17,967,000	15,078,266
Ginnie Mae
3.95%, 07/15/2025	7,104,811	7,434,963
4.00%, 08/20/2037	3,287,768	3,432,745
4.58%, 06/20/2062	10,367,284	11,463,261
4.60%, 10/20/2061	9,814,166	10,813,179
4.65%, 08/20/2061	21,925,835	24,174,159
4.66%, 09/20/2061 - 10/20/2061	17,575,672	19,384,431
4.67%, 10/20/2061	17,224,922	19,024,599
4.68%, 10/20/2061	13,543,694	14,957,669
4.70%, 07/20/2061 - 12/20/2061	15,978,095	17,656,215
4.85%, 04/20/2061	5,389,575	5,957,388
4.86%, 03/20/2061	10,566,786	11,648,635
Overseas Private Investment Corp. 5.14%, 12/15/2023	6,668,595	7,506,017
U.S. Small Business Administration Series 2012-10B, Class 1 2.25%, 09/10/2022	4,998,754	4,876,714

Total U.S. Government Agency Obligations (cost $265,170,181)		269,150,562

MORTGAGE-BACKED SECURITIES - 1.3%
American General Mortgage Loan Trust Series 2009-1, Class A6 5.75%, 09/25/2048 - 144A (B)	7,000,000	7,070,476

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
BCAP LLC Trust Series 2009-RR6, Class 2A1 2.95%, 08/26/2035 - 144A (B)	$ 1,822,695	$ 1,692,445
Citigroup Mortgage Loan Trust, Inc. Series 2010-10, Class 4A1 4.00%, 01/25/2036 - 144A	1,204,677	1,209,195

Total Mortgage-Backed Securities (cost $9,998,046)		9,972,116

ASSET-BACKED SECURITIES - 16.2%
Access to Loans for Learning Student Loan Corp. Series 2012-1, Class A 0.90%, 07/25/2036 (B)	9,192,814	9,157,392
Educational Services of America, Inc. Series 2012-2, Class A 0.93%, 04/25/2039 - 144A (B)	7,371,645	7,313,202
EFS Volunteer No. 3 LLC Series 2012-1, Class A1 0.80%, 10/25/2021 - 144A (B)	6,396,081	6,375,505
HSBC Home Equity Loan Trust
Series 2006-3, Class A4
0.44%, 03/20/2036 (B)	5,003,000	4,808,468
Series 2007-1, Class A4
0.56%, 03/20/2036 (B)	2,938,000	2,783,364
North Texas Higher Education Authority Series 2012-1, Class A 1.20%, 12/01/2034 (B)	8,445,812	8,426,471
SLM Student Loan Trust
Series 2005-5, Class A2
0.36%, 10/25/2021 (B)	5,350,759	5,346,687
Series 2005-9, Class A4
0.38%, 01/25/2023 (B)	5,102,679	5,093,857
Series 2012-6, Class A1
0.36%, 02/27/2017 (B)	31,074,125	31,019,994
Series 2012-7, Class A1
0.36%, 02/27/2017 (B)	39,230,749	39,160,879
South Carolina Student Loan Corp. Series 2010-1, Class A2 1.28%, 07/25/2025 (B)	10,000,000	10,141,200

Total Asset-Backed Securities (cost $128,948,164)		129,627,019

MUNICIPAL GOVERNMENT OBLIGATION - 0.6%
Vermont Student Assistance Corp. Series 2012-1, Class A 0.90%, 07/28/2034 (B)	4,604,437	4,589,150

Total Municipal Government Obligation (cost $4,604,437)		4,589,150

PREFERRED CORPORATE DEBT SECURITY - 0.4%
Insurance - 0.4%
ZFS Finance USA Trust II 6.45%, 12/15/2065 - 144A (B)	3,100,000	3,317,000

Total Preferred Corporate Debt Security (cost $2,759,305)		3,317,000

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Aegon U.S. Government Securities VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

	Principal		Value
CORPORATE DEBT SECURITIES - 21.7%
Aerospace & Defense - 0.2%
Exelis, Inc. 5.55%, 10/01/2021 (A)		$ 1,385,000	$ 1,406,999
Airlines - 0.5%
AirTran Airways Pass-Through Trust 10.41%, 04/01/2017 - 144A		3,739,074	4,187,763
Beverages - 0.3%
Anheuser-Busch InBev Worldwide, Inc. 9.75%, 11/17/2015 (A)	BR	L5,000,000	2,263,204
Building Products - 0.2%
Owens Corning 4.20%, 12/15/2022 (A)		$ 1,500,000	1,453,481
Capital Markets - 2.0%
Deutsche Bank AG 4.30%, 05/24/2028 (B)		2,000,000	1,846,680
Goldman Sachs Group, Inc. 5.75%, 01/24/2022		4,000,000	4,412,052
Macquarie Group, Ltd. 6.25%, 01/14/2021 - 144A		3,150,000	3,348,176
Morgan Stanley 3.75%, 02/25/2023 (A)		2,500,000	2,390,707
Raymond James Financial, Inc. 8.60%, 08/15/2019		3,000,000	3,730,467
Commercial Banks - 1.3%
Barclays Bank PLC 10.18%, 06/12/2021 - 144A (A)		2,240,000	2,840,746
PNC Bank NA 2.95%, 01/30/2023		2,345,000	2,163,356
Rabobank Nederland NV 11.00%, 06/30/2019 - 144A (A) (B) (C)		2,200,000	2,821,500
Societe Generale SA 5.75%, 04/20/2016 - 144A		2,323,000	2,478,641
Consumer Finance - 0.5%
Discover Financial Services 3.85%, 11/21/2022		4,300,000	4,038,074
Diversified Financial Services - 8.1%
Carobao Leasing LLC 1.83%, 09/07/2024		4,687,500	4,555,683
Ford Motor Credit Co., LLC 4.25%, 09/20/2022 (A)		2,035,000	2,000,132
JPMorgan Chase & Co. 5.15%, 05/01/2023 (A) (B) (C)		4,000,000	3,810,000
Portmarnock Leasing LLC 1.74%, 10/22/2024		2,886,806	2,780,453
Premier Aircraft Leasing EXIM 1, Ltd.
3.55%, 04/10/2022		7,686,234	8,205,808
3.58%, 02/06/2022		7,508,915	8,032,286
Private Export Funding Corp.
2.45%, 07/15/2024		5,500,000	5,112,393
2.80%, 05/15/2022		15,000,000	14,905,275
3.05%, 10/15/2014		2,038,000	2,108,490
4.55%, 05/15/2015 (A)		7,000,000	7,545,321
Tagua Leasing LLC 1.90%, 07/12/2024		6,135,619	5,980,762
Diversified Telecommunication Services - 1.0%
CenturyLink, Inc. 5.80%, 03/15/2022 (A)		4,170,000	4,107,450
Unison Ground Lease Funding LLC 6.39%, 04/15/2020 - 144A		3,750,000	4,144,020

	Principal	Value
Energy Equipment & Services - 0.4%
Transocean, Inc. 5.05%, 12/15/2016	$ 3,000,000	$ 3,262,275
Insurance - 1.9%
Fidelity National Financial, Inc. 5.50%, 09/01/2022 (A)	2,750,000	2,914,527
Nippon Life Insurance Co. 5.00%, 10/18/2042 - 144A (B)	1,025,000	1,002,579
Pacific Life Insurance Co. 9.25%, 06/15/2039 - 144A	1,000,000	1,328,996
Sompo Japan Insurance, Inc. 5.33%, 03/28/2073 - 144A (A) (B)	3,000,000	2,784,042
Stone Street Trust 5.90%, 12/15/2015 - 144A	5,000,000	5,371,830
Swiss RE Solutions Holding Corp. 7.75%, 06/15/2030 (A)	1,520,000	2,049,518
Media - 0.6%
Clear Channel Worldwide Holdings, Inc. 7.63%, 03/15/2020 (A)	2,825,000	2,922,125
Nara Cable Funding, Ltd. 8.88%, 12/01/2018 - 144A (A)	1,550,000	1,612,000
Metals & Mining - 0.6%
Anglo American Capital PLC 9.38%, 04/08/2019 - 144A (A)	3,552,000	4,481,320
Oil, Gas & Consumable Fuels - 2.7%
Energy Transfer Partners, LP 7.60%, 02/01/2024 - 144A	2,000,000	2,447,416
Lukoil International Finance BV 6.38%, 11/05/2014 - 144A	3,000,000	3,175,200
Petrobras International Finance Co. 5.38%, 01/27/2021 (A)	4,000,000	4,018,776
Petrohawk Energy Corp. 7.25%, 08/15/2018	3,000,000	3,273,000
Petroleos Mexicanos 1.70%, 12/20/2022	9,000,000	8,820,441
Pharmaceuticals - 0.2%
Mylan, Inc. 3.13%, 01/15/2023 - 144A	2,000,000	1,828,322
Road & Rail - 0.7%
Aviation Capital Group Corp. 7.13%, 10/15/2020 - 144A	5,000,000	5,452,430
Wireless Telecommunication Services - 0.5%
WCP Wireless Site Funding / WCP Wireless Site RE Funding 4.14%, 11/15/2015 - 144A	4,109,758	4,249,297

Total Corporate Debt Securities (cost $171,391,362)		173,664,013

COMMERCIAL PAPER - 1.9%
Commercial Banks - 1.9%
Straight-A Funding LLC 0.08%, 07/03/2013 (D)	15,000,000	14,999,867

Total Commercial Paper (cost $14,999,867)		14,999,867

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Aegon U.S. Government Securities VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 9.5%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.18% (D)	75,666,150	$ 75,666,150

Total Securities Lending Collateral (cost $75,666,150)		75,666,150

	Principal	Value
REPURCHASE AGREEMENT - 3.1%
State Street Bank & Trust Co. 0.03% (D), dated 06/28/2013, to be repurchased at $24,866,594 on 07/01/2013. Collateralized by U.S. Government Agency Obligations, 2.50%, due 12/15/2027 - 04/01/2028, and with a total value of $25,363,952.	$ 24,866,531	24,866,531

Total Repurchase Agreement (cost $24,866,531)		24,866,531

Total Investment Securities (cost $912,080,082) (E)		915,622,116
Other Assets and Liabilities - Net		(116,357,702)

Net Assets		$ 799,264,414

FUTURES CONTRACTS: (F)
Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation)
5-Year U.S. Treasury Note	Long	525	09/30/2013	$(859,250)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $74,127,437. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Floating or variable rate note. Rate is listed as of June 30, 2013.
(C)	The security has a perpetual maturity. The date shown is the next call date.
(D)	Rate shown reflects the yield at June 30, 2013.
(E)	Aggregate cost for federal income tax purposes is $912,080,082. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $12,460,647 and $8,918,613, respectively. Net unrealized appreciation for tax purposes is $3,542,034.
(F)	Cash in the amount of $1,774,883 has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts.

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013, these securities aggregated $80,532,101, or 10.08% of the portfolio’s net assets.
MTN	Medium Term Note
TBA	To Be Announced

CURRENCY ABBREVIATION:

BRL	Brazilian Real

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Aegon U.S. Government Securities VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

VALUATION SUMMARY: (G)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2013
ASSETS
Investment Securities
U.S. Government Obligations	$—	$209,769,708	$—	$209,769,708
U.S. Government Agency Obligations	—	269,150,562	—	269,150,562
Mortgage-Backed Securities	—	9,972,116	—	9,972,116
Asset-Backed Securities	—	129,627,019	—	129,627,019
Municipal Government Obligation	—	4,589,150	—	4,589,150
Preferred Corporate Debt Security	—	3,317,000	—	3,317,000
Corporate Debt Securities	—	173,664,013	—	173,664,013
Commercial Paper	—	14,999,867	—	14,999,867
Securities Lending Collateral	75,666,150	—	—	75,666,150
Repurchase Agreement	—	24,866,531	—	24,866,531
Total Investment Securities	$75,666,150	$839,955,966	$—	$915,622,116
Other Assets (H)
Cash on deposit with broker	$1,774,883	$—	$—	$1,774,883
Total Other Assets	$1,774,883	$—	$—	$1,774,883

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2013
LIABILITIES
Derivative Financial Instruments
Futures Contracts (I)	$(859,250)	$—	$—	$(859,250)
Total Derivative Financial Instruments	$(859,250)	$—	$—	$(859,250)
Other Liabilities (H)
Due to custodian	$—	$(3,588)	$—	$(3,588)
Collateral for Securities on Loan	—	(75,666,150)	—	(75,666,150)
Total Other Liabilities	$—	$(75,669,738)	$—	$(75,669,738)

(G)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended June 30, 2013. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
(H)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.
(I)	Derivative financial instruments valued at unrealized appreciation (depreciation) on the instrument.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Aegon U.S. Government Securities VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2013

(unaudited)

Assets:
Investment securities, at value (cost: $887,213,551)	$890,755,585
(including securities loaned of $74,127,437)
Repurchase agreement, at value (cost: $24,866,531)	24,866,531
Cash on deposit with broker	1,774,883
Receivables:
Shares sold	1,207,093
Investment securities sold	42,284,396
Interest	3,069,336
Securities lending income (net)	12,934
Prepaid expenses	4,427

Total assets	963,975,185

Liabilities:
Due to custodian	3,588
Accounts payable and accrued liabilities:
Shares redeemed	1,825,981
Investment securities purchased	85,847,708
Administration fees	15,693
Variation margin	857,937
Management and advisory fees	345,241
Distribution and service fees	90,113
Transfer agent fees	194
Trustees fees	349
Other	57,817
Collateral for securities on loan	75,666,150

Total liabilities	164,710,771

Net assets	$799,264,414

Net assets consist of:
Capital stock ($0.01 par value)	$612,935
Additional paid-in capital	750,735,026
Undistributed (accumulated) net investment income (loss)	22,074,311
Undistributed (accumulated) net realized gain (loss) from investment securities, futures and foreign currency transactions	23,160,616
Net unrealized appreciation (depreciation) on:
Investment securities	3,542,034
Futures contracts	(859,250)
Translation of assets and liabilities denominated in foreign currencies	(1,258)

Net assets	$799,264,414

Net assets by class:
Initial Class	$335,584,047
Service Class	463,680,367
Shares outstanding:
Initial Class	25,985,283
Service Class	35,308,168
Net asset value and offering price per share:
Initial Class	$12.91
Service Class	13.13

STATEMENT OF OPERATIONS

For the period ended June 30, 2013

(unaudited)

Investment Income:
Interest income	$9,655,823
Securities lending income (net)	49,284

Total investment income	9,705,107

Expenses:
Management and advisory	2,411,489
Distribution and service:
Service Class	640,211
Transfer agent	3,317
Printing and shareholder reports	37,144
Custody	55,791
Administration	109,613
Legal	24,381
Audit and tax	6,585
Trustees	16,515
Other	11,842

Total expenses	3,316,888

Net investment income (loss)	6,388,219

Net realized gain (loss) on transactions from:
Investment securities	7,606,907
Futures contracts	(473,805)
Foreign currency transactions	758

Total realized gain (loss)	7,133,860

Net change in unrealized appreciation (depreciation) on:
Investment securities	(33,830,917)
Futures contracts	(859,250)
Translation of assets and liabilities denominated in foreign currencies	(1,741)

Net change in unrealized appreciation (depreciation)	(34,691,908)

Net realized and change in unrealized gain (loss)	(27,558,048)

Net increase (decrease) in net assets resulting from operations	$(21,169,829)

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Aegon U.S. Government Securities VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2013 (unaudited)	December 31, 2012
From operations:
Net investment income (loss)	$6,388,219	$15,411,596
Net realized gain (loss) from investment securities, futures and foreign currency transactions	7,133,860	16,301,791
Net change in unrealized appreciation (depreciation) on investment securities, futures and foreign currency translations	(34,691,908)	13,279,015
Net increase (decrease) in net assets resulting from operations	(21,169,829)	44,992,402

Distributions to shareholders:
From net investment income:
Initial Class	—	(6,737,630)
Service Class	—	(9,050,659)
	—	(15,788,289)
From net realized gains:
Initial Class	—	(9,799,393)
Service Class	—	(14,716,120)
	—	(24,515,513)
Total distributions to shareholders	—	(40,303,802)

Capital share transactions:
Proceeds from shares sold:
Initial Class	8,098,929	149,750,242
Service Class	220,020,065	409,011,921
	228,118,994	558,762,163
Dividends and distributions reinvested:
Initial Class	—	16,537,023
Service Class	—	23,766,779
	—	40,303,802
Cost of shares redeemed:
Initial Class	(75,145,661)	(88,134,007)
Service Class	(353,581,304)	(458,677,156)
	(428,726,965)	(546,811,163)
Net increase (decrease) in net assets resulting from capital shares transactions	(200,607,971)	52,254,802

Net increase (decrease) in net assets	(221,777,800)	56,943,402

Net assets:
Beginning of period/year	1,021,042,214	964,098,812
End of period/year	$799,264,414	$1,021,042,214
Undistributed (accumulated) net investment income (loss)	$22,074,311	$15,686,092

Share activity:
Shares issued:
Initial Class	613,081	11,188,632
Service Class	16,413,606	30,171,392
	17,026,687	41,360,024
Shares issued-reinvested from dividends and distributions:
Initial Class	—	1,268,177
Service Class	—	1,788,320
	—	3,056,497
Shares redeemed:
Initial Class	(5,717,238)	(6,649,308)
Service Class	(26,349,750)	(33,997,508)
	(32,066,988)	(40,646,816)

Net increase (decrease) in shares outstanding:
Initial Class	(5,104,157)	5,807,501
Service Class	(9,936,144)	(2,037,796)
	(15,040,301)	3,769,705

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Aegon U.S. Government Securities VP

FINANCIAL HIGHLIGHTS

For the period or years ended:

For a share outstanding throughout each period/year
	Initial Class
	June 30, 2013 (unaudited)		December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
Net asset value
Beginning of period/year	$13.23		$13.13	$12.75	$12.89	$12.64	$12.00
Investment operations
Net investment income (loss)(A)	0.10		0.24	0.32	0.35	0.39	0.44
Net realized and unrealized gain (loss)	(0.42)		0.42	0.65	0.22	0.17	0.47
Total investment operations	(0.32)		0.66	0.97	0.57	0.56	0.91
Distributions
Net investment income	—		(0.23)	(0.37)	(0.41)	(0.31)	(0.27)
Net realized gains	—		(0.33)	(0.22)	(0.30)	—	—
Total distributions	—		(0.56)	(0.59)	(0.71)	(0.31)	(0.27)
Net asset value
End of period/year	$12.91		$13.23	$13.13	$12.75	$12.89	$12.64
Total return(B)	(2.42	)%(C)	5.06%	7.69%	4.40%	4.47%	7.66%
Net assets end of period/year (000’s)	$335,584		$411,429	$331,980	$190,139	$202,820	$247,964
Ratio and supplemental data
Expenses to average net assets	0.61	%(D)	0.61%	0.62%	0.61%	0.61%	0.60%
Net investment income (loss) to average net assets	1.60	%(D)	1.76%	2.46%	2.69%	3.09%	3.60%
Portfolio turnover rate	21	%(C)	86%	184%	110%	157%	200%

(A)	Calculated based on average number of shares outstanding.
(B)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(C)	Not annualized.
(D)	Annualized.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

For a share outstanding throughout each period/year
	Service Class
	June 30, 2013 (unaudited)		December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
Net asset value
Beginning of period/year	$13.47		$13.37	$12.98	$13.10	$12.86	$12.23
Investment operations
Net investment income (loss)(A)	0.09		0.20	0.28	0.32	0.37	0.39
Net realized and unrealized gain (loss)	(0.43)		0.43	0.66	0.23	0.16	0.51
Total investment operations	(0.34)		0.63	0.94	0.55	0.53	0.90
Distributions
Net investment income	—		(0.20)	(0.33)	(0.37)	(0.29)	(0.27)
Net realized gains	—		(0.33)	(0.22)	(0.30)	—	—
Total distributions	—		(0.53)	(0.55)	(0.67)	(0.29)	(0.27)
Net asset value
End of period/year	$13.13		$13.47	$13.37	$12.98	$13.10	$12.86
Total return(B)	(2.52	)%(C)	4.79%	7.37%	4.22%	4.20%	7.42%
Net assets end of period/year (000’s)	$463,680		$609,613	$632,119	$407,799	$468,117	$620,178
Ratio and supplemental data
Expenses to average net assets	0.86	%(D)	0.86%	0.87%	0.86%	0.86%	0.85%
Net investment income (loss) to average net assets	1.35	%(D)	1.52%	2.17%	2.43%	2.84%	3.14%
Portfolio turnover rate	21	%(C)	86%	184%	110%	157%	200%

(A)	Calculated based on average number of shares outstanding.
(B)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(C)	Not annualized.
(D)	Annualized.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Aegon U.S. Government Securities VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2013

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Aegon U.S. Government Securities VP (the “Portfolio”) is a series of TST.

The Portfolio currently offers two classes of shares: Initial Class and Service Class.

Transamerica Asset Management, Inc. (“TAM”) provides continuous and regular investment advisory services to the Portfolio. TAM acts as a manager of managers, providing advisory services that include, without limitation, the design and development of each Portfolio and its investment strategy and the ongoing review and evaluation of that investment strategy including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for each Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending and implementing fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolios’ investments; regular review of sub-adviser performance and holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation of portfolio holdings; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolios’ Board of Trustees; oversight of preparation of prospectuses, shareholder reports and other disclosure materials and filings; and oversight of other service providers to the Portfolios, such as the custodian, the transfer agent, the administrator, the distributor, the Portfolios’ independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations for the Portfolios; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment advisory services. Where TAM employs sub-advisers, the sub-advisers carry out and effectuate the investment strategy designed for the Portfolios by TAM and are responsible, subject to TAM’s and the Board of Trustees oversight, for the day-to-day management of the Portfolios and for making decisions to buy, hold or sell a particular security.

Transamerica Fund Services, Inc. (“TFS”) provides supervisory and administrative services to each Portfolio. TFS’s supervisory and administrative services include performing certain administrative services for the Portfolios and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided for the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TFS has outsourced the provision of certain services as described below; to the extent agreed upon by TFS and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of net asset values; shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; recommending and implementing fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and its dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; preparation of agendas and supporting documents for and minutes of meetings of Trustees and committees of Trustees; and preparation of regular communications with the Trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TFS to perform supervisory and administrative services to the Portfolio. State Street performs back office services to support TFS, including furnishing financial and performance information about the Portfolios for inclusion in regulatory filings and Trustee and shareholder reports; preparing drafts of regulatory filings, Trustee materials, tax returns, expenses and budgeting; tax compliance testing; and maintaining books and records. TFS pays all expenses it incurs in connection with providing these services in the Amended and Restated Services Agreement with the exception of the costs of certain services specifically assumed by the Portfolios, as numerated within the Statement of Operations.

This report should be read in conjunction with the Portfolio’s current prospectus, which contains additional information about the Portfolio, including investment objectives and strategies.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Aegon U.S. Government Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 1. (continued)

Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of securities exposes the Portfolio to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrowed.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio (“Navigator”), a money market mutual fund registered under the 1940 Act. The Transamerica Asset Management family of mutual funds is a significant shareholder of the Navigator as of June 30, 2013. No individual portfolio has a significant holding in the Navigator.

By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees.

Such income is reflected separately in the Statement of Operations. Income from loaned securities in the Statement of Operations is net of fees and rebates earned by the lending agent for its services. The value of loaned securities and related collateral outstanding at June 30, 2013 are shown in the Schedule of Investments and the Statement of Assets and Liabilities.

Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

The open repurchase agreements and related collateral at June 30, 2013 are listed in the Schedule of Investments.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rates in effect when the investment was acquired. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country, or region.

Foreign taxes: The Portfolio may be subjected to taxes imposed by the countries in which they invest, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Futures contracts: The Portfolio is subject to equity and commodity price risks, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Aegon U.S. Government Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 1. (continued)

rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The open futures contracts at June 30, 2013 are listed in the Schedule of Investments. The variation margin receivable or payable, as applicable, is included in the Statement of Assets and Liabilities.

Cash overdraft: Throughout the period, the Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the federal funds rate. Payables, if any, are reflected as Due to Custodian in the Statement of Assets and Liabilities. Expenses from cash overdrafts are included in Other in the Statement of Operations.

To be announced (“TBA”) commitments: TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. They are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security to be sold increases prior to settlement date, in addition to the risk of decline in the value of the Portfolio’s other assets. Unsettled TBA commitments are valued at the current value of the underlying securities, according to the procedures described under Security Valuations. Open balances are included in the payable or receivable for investments purchased or sold in the Statement of Assets and Liabilities.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend date, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class, based upon net assets. Each class bears its own specific expenses in addition to the non-class specific expenses.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The Portfolio’s Board of Trustees has delegated the valuation functions on a day-to-day basis to TAM, subject to board oversight. TAM has formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board of Trustees. These policies and procedures are reviewed at least annually by the Board of Trustees. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Aegon U.S. Government Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 2. (continued)

valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair market value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the net asset value of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

Corporate bonds: The fair value of corporate bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Asset backed securities: The fair value of asset backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Short-term notes: Short-term notes are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values would be generally categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Government securities: Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Government securities generally are categorized in Level 2 of the fair value hierarchy, or in Level 3 if inputs are unobservable.

U.S. government agency securities: U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government securities. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Aegon U.S. Government Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 2. (continued)

securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Derivative instruments: Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in level 1 of the fair value hierarchy. Over the counter (“OTC”) derivative contracts include futures, forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking Into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. A substantial majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized in level 2 of the fair value hierarchy or in Level 3 if inputs are unobservable.

The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2013, is disclosed in the Valuation Summary of the Schedule of Investments.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.

TAM, the Portfolio’s investment adviser, is directly owned by Western Reserve Life Assurance Co. of Ohio and AUSA Holding Company (“AUSA”), both of which are indirect, wholly-owned subsidiaries of Aegon NV. AUSA is wholly-owned by Aegon USA, LLC (“Aegon USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Aegon USA is owned by Aegon US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Aegon USA Investment Management, LLC (“AUIM”) is both an affiliate and sub-adviser of the Portfolio.

TFS is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, AUIM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, AUIM, TFS, and TCI. No interested trustee receives compensation from the Portfolio.

The following schedule reflects the percentage of Portfolio assets owned by affiliated investment companies at June 30, 2013:

	Market Value	% of Net Assets
Transamerica Asset Allocation - Conservative VP	$44,213,029	5.53%
Transamerica Asset Allocation - Moderate VP	67,257,476	8.41
Transamerica Asset Allocation - Moderate Growth VP	58,981,974	7.38
Transamerica ING Balanced Allocation VP	14,621	0.00	(A)
Transamerica ING Conservative Allocation VP	5,111	0.00	(A)
Transamerica International Moderate Growth VP	38,348,889	4.80
Total	$208,821,100	26.12%

(A)	Percentage rounds to less than 0.01%.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Aegon U.S. Government Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 3. (continued)

Investment advisory fees: The Portfolio pays management fees to TAM based on average daily net assets (“ANA”) at the following rate:

0.550% of ANA

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

Expense limit	Maximum Operating Expense Limit Effective Through
0.63%	May 1, 2014

TAM is entitled to reimbursement by the Portfolio of fees waived and/or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit.

During the period ended June 30, 2013, there were no amounts reimbursed/waived or recaptured by TAM. There were no amounts available for recapture by TAM as of June 30, 2013.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment by the Portfolio of the distribution expenses incurred with respect to the Initial Class shares before May 1, 2014. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. The Portfolio pays TFS an annual fee of 0.025% of ANA. The Legal fees in the Statement of Operations are for fees paid to external legal counsel.

Transfer agent services: TFS provides transfer agency services under the Administrative Agreement and is compensated for such services under that agreement. For the period ended June 30, 2013 amounts paid to TFS by the Portfolio are included in Transfer Agent in the Statement of Operations and amounts payable to TFS as of June 30, 2013 are included in Transfer agent fees in the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), as elected by the Trustee.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Aegon U.S. Government Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 4. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2013 were as follows:

Purchases of securities:
Long-term	$26,011,713
U.S. Government	171,237,390
Proceeds from maturities and sales of securities:
Long-term	54,950,331
U.S. Government	316,255,620

NOTE 5. DERIVATIVE FINANCIAL INSTRUMENTS

The Portfolio is subject to various risks in the normal course of pursuing its investment objective. The volume of futures contracts held during the period increased from zero contracts at the beginning of the period to one contract at the end of the period. The tables below highlight the types of risks associated with the Portfolio and how the aforementioned derivative instruments are used to mitigate such risks:

Fair Values of Derivative Instruments in the Statement of Assets and Liabilities as of June 30, 2013:

Derivatives not accounted for as hedging instruments

Location	Interest rate contracts
Liability Derivatives
Unrealized depreciation on futures contracts (A)	$(859,250)

(A)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Effect of Derivative Instruments in the Statement of Operations for the period ended June 30, 2013:

Derivatives not accounted for as hedging instruments

Location	Interest rate contracts
Net Realized Gain (Loss) on derivatives recognized in income
Net realized gain (loss) on futures contracts	$(473,805)
Net change in Unrealized Appreciation (Depreciation) on derivatives recognized in income
Net change in unrealized appreciation (depreciation) on futures contracts	(859,250)
Total	$(1,333,055)

NOTE 6. FEDERAL INCOME TAX MATTERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Portfolio’s tax provisions taken or expected to be taken for all open tax years 2009-2012, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

NOTE 7. SUBSEQUENT EVENT

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Aegon U.S. Government Securities VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board”) held on June 12-13, 2013, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Aegon U.S. Government Securities VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”). The Board also reviewed and considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Investment Advisory Agreement, the “Agreements”) for the Portfolio between TAM and Aegon USA Investment Management, LLC (the “Sub-Adviser”).

Following their review and consideration, the Trustees determined that the terms of the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable and that the renewal of each of the Agreements is in the best interests of the Portfolio and its shareholders. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Agreements through June 30, 2014. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the Agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and/or their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM and the Sub-Adviser; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser.

The Board also considered the continuous and regular investment advisory and other services provided by TAM for the portion of the management fee it retains after payment of the sub-advisory fee. The Board noted that the investment advisory services include the design and development of the Portfolio and its investment strategy, TAM’s selection, ongoing oversight and monitoring of the Sub-Adviser, TAM’s daily supervision of the Portfolio’s investments and recommendations to change the Portfolio’s investment strategy or sub-adviser where it believes appropriate or advisable. The Board also noted that TAM provides services to all Transamerica mutual funds, including the Portfolio, in the form of oversight of the services provided by the funds’ administrator, custodian and transfer agent and supervision of the performance of recordkeeping, shareholder relations, regulatory reporting and compliance functions of the funds.

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2012.

The Board noted that the performance of the Initial Class of the Portfolio was above the median for its peer universe for the past 1-, 3-, 5- and 10-year periods. The Board also noted that the performance of the Initial Class of the Portfolio was above its benchmark for the past 1-, 3-, 5- and 10-year periods. The Trustees also noted recent changes in the Portfolio’s portfolio management team.

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be procured by TAM and provided by the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and that is competitive with other investment companies.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of other investment

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Aegon U.S. Government Securities VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by TAM.

The Board noted that the Portfolio’s contractual management fee was above the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Initial Class of the Portfolio were above the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability.

With respect to the Sub-Adviser, the Board noted that information about the Sub-Adviser’s revenues and expenses was incorporated into TAM’s profitability analysis for the Portfolio. As a result, the Board principally considered profitability information for TAM and the Sub-Adviser in the aggregate.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any further economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from these economies of scale. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser and whether the Portfolio has achieved economies of scale in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered any other benefits derived by TAM, its affiliates and the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement is in the best interests of the Portfolio and its shareholders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica AllianceBernstein Dynamic Allocation VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2013, and held for the entire period until June 30, 2013.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses(A)
Portfolio Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period(B)	Ending Account Value	Expenses Paid During Period(B)	Annualized Expense Ratio
Transamerica AllianceBernstein Dynamic Allocation VP
Initial Class	$1,000.00	$1,015.10	$4.25	$1,020.30	$4.26	0.86%
Service Class	1,000.00	1,014.00	5.48	1,019.08	5.50	1.11

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (179 days), and divided by the number of days in the year (365 days).

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica AllianceBernstein Dynamic Allocation VP

Schedule of Investments Composition

At June 30, 2013

(the following chart summarizes the Schedule of Investments of the portfolio by asset type)

(unaudited)

Asset Type	% of Net Assets
Common Stocks	32.9%
Repurchase Agreement	28.6
U.S. Government Obligations	15.8
U.S. Government Agency Obligations	15.3
Securities Lending Collateral	10.6
Corporate Debt Securities	9.4
Short-Term U.S. Government Obligation	1.0
Mortgage-Backed Securities	0.8
Foreign Government Obligations	0.5
Investment Company	0.2
Convertible Bonds	0.1
Convertible Preferred Stocks	0.1
Preferred Stocks	0.1
Municipal Government Obligation	0.0	(A)
Preferred Corporate Debt Security	0.0	(A)
Rights	0.0	(A)
Other Assets and Liabilities - Net(B)	(15.4)
Total	100.0%

(A)	Amount rounds to less than 0.1%.

(B)	The Other Assets and Liabilities - Net category may include, but is not limited to, Reverse Repurchase Agreements, Forward Foreign Currency Contracts, Futures Contracts, Swap Agreements, Written Options and Swaptions, Securities Sold Short, TBA Short Commitments, and Cash Collateral.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS

At June 30, 2013

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 15.8%
U.S. Treasury Bond
3.13%, 11/15/2041	$ 680,000	$ 637,500
3.75%, 08/15/2041	945,000	997,713
4.38%, 05/15/2040	5,080,400	5,958,354
5.38%, 02/15/2031 (A)	2,799,500	3,646,785
U.S. Treasury Note
0.13%, 09/30/2013	2,305,000	2,305,180
0.25%, 11/30/2013	5,600,000	5,603,282
0.25%, 12/15/2014 (A)	1,575,000	1,575,369
0.75%, 08/15/2013	1,530,000	1,531,255
0.88%, 11/30/2016	3,352,000	3,354,095
1.00%, 07/15/2013 - 09/30/2016	4,937,200	4,954,438
1.50%, 08/31/2018	890,000	892,503
1.63%, 11/15/2022	1,580,000	1,474,955
1.75%, 07/31/2015	5,636,000	5,795,392
2.00%, 11/15/2021 - 02/15/2022	3,055,000	2,991,918
2.13%, 12/31/2015	3,569,600	3,712,662
2.63%, 11/15/2020	1,079,000	1,124,267
2.75%, 02/15/2019	1,113,000	1,184,649
3.13%, 10/31/2016	3,775,000	4,061,073
3.50%, 05/15/2020	3,056,500	3,381,491
3.63%, 02/15/2021	1,200,000	1,333,781

Total U.S. Government Obligations (cost $55,301,003)		56,516,662

U.S. GOVERNMENT AGENCY OBLIGATIONS - 15.3%
Fannie Mae
1.25%, 01/30/2017	740,000	744,529
3.00%, 05/01/2027	708,677	729,680
3.50%, 11/01/2025 - 03/01/2041	1,568,801	1,614,449
4.00%, 03/01/2024 - 09/01/2025	535,883	564,800
4.50%, 01/01/2040 - 08/01/2040	1,975,346	2,091,509
5.00%, 03/01/2023 - 08/01/2040	1,640,402	1,784,420
5.38%, 06/12/2017 (A)	4,680,000	5,416,576
5.50%, 12/01/2023 - 12/01/2039	1,507,849	1,632,693
5.50%, 04/01/2036 (B)	455,099	493,582
6.00%, 03/01/2038 - 02/01/2040	1,366,594	1,484,431
6.63%, 11/15/2030	414,000	561,809
Fannie Mae, TBA
3.00%	4,900,000	4,883,617
3.50%	5,600,000	5,684,875
4.00%	2,930,000	3,052,350
Freddie Mac
0.63%, 12/29/2014	750,000	753,400
2.38%, 01/13/2022 (A)	745,000	723,974
4.00%, 11/01/2025 - 12/01/2099	1,485,635	1,550,945
4.50%, 05/01/2023 - 04/01/2041	2,701,588	2,849,809
4.75%, 11/17/2015 (A)	1,000,000	1,098,838
5.00%, 12/01/2038 - 04/01/2040	2,250,884	2,409,273
5.50%, 04/01/2038 - 10/01/2038	1,160,598	1,246,833
6.00%, 11/01/2037	106,944	115,999
6.75%, 03/15/2031	245,000	335,639
Freddie Mac, TBA
3.00%	1,075,000	1,047,789
3.50%	1,485,000	1,504,027
Ginnie Mae
3.50%, 02/15/2042	1,232,046	1,266,394
4.00%, 12/15/2040 - 11/20/2041	1,343,680	1,419,571
4.50%, 06/15/2039 - 07/20/2041	2,496,547	2,674,957

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Ginnie Mae (continued)
5.00%, 08/15/2039 - 09/20/2041	$ 1,454,322	$ 1,584,177
5.50%, 12/20/2038 - 04/15/2040	782,492	855,976
6.00%, 06/15/2037	170,218	188,934
Ginnie Mae, TBA
3.00%	1,650,000	1,631,180
3.50%	650,000	666,758

Total U.S. Government Agency Obligations (cost $55,002,566)		54,663,793

FOREIGN GOVERNMENT OBLIGATIONS - 0.5%
European Investment Bank
2.88%, 09/15/2020 (A)	220,000	221,100
4.88%, 02/15/2036	285,000	319,508
5.13%, 05/30/2017	85,000	97,010
Inter-American Development Bank, Series GMTN
3.88%, 02/14/2020	635,000	705,268
International Bank for Reconstruction & Development, Series GMTN
4.75%, 02/15/2035	245,000	281,643
Republic of Israel
5.13%, 03/26/2019	310,000	348,440

Total Foreign Government Obligations (cost $1,992,216)		1,972,969

MORTGAGE-BACKED SECURITIES - 0.8%
Citigroup Commercial Mortgage Trust Series 2004-C1, Class A4 5.62%, 04/15/2040 (B)	182,395	186,580
Credit Suisse First Boston Mortgage Securities Corp. Series 2005-C1, Class A4 5.01%, 02/15/2038 (B)	181,158	188,923
GS Mortgage Securities Trust Series 2006-GG6, Class A4 5.55%, 04/10/2038 (B)	780,000	849,592
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2006-CB15, Class A4
5.81%, 06/12/2043 (B)	180,000	197,689
Series 2006-CB17, Class A4
5.43%, 12/12/2043	185,000	203,266
Series 2007-C1, Class A4
5.72%, 02/15/2051	130,000	145,179
Series 2007-LD11, Class A4
6.00%, 06/15/2049 (B)	105,000	117,505
LB-UBS Commercial Mortgage Trust
Series 2006-C4, Class A4
6.06%, 06/15/2038 (B)	500,000	554,952
Series 2006-C6, Class A4
5.37%, 09/15/2039	334,000	367,405

Total Mortgage-Backed Securities (cost $2,798,394)		2,811,091

MUNICIPAL GOVERNMENT OBLIGATION - 0.0% (C)
State of California 7.60%, 11/01/2040	115,000	155,233

Total Municipal Government Obligation (cost $119,047)		155,233

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

	Principal	Value
PREFERRED CORPORATE DEBT SECURITY - 0.0% (C)
Commercial Banks - 0.0% (C)
Mellon Capital IV 4.00%, 08/01/2013 (B) (D)	$ 115,000	$ 105,800

Total Preferred Corporate Debt Security (cost $115,000)		105,800

CORPORATE DEBT SECURITIES - 9.4%
Aerospace & Defense - 0.3%
Boeing Co. 6.00%, 03/15/2019	180,000	214,293
Goodrich Corp. 3.60%, 02/01/2021	60,000	62,183
Lockheed Martin Corp. 4.07%, 12/15/2042	185,000	161,527
Raytheon Co. 2.50%, 12/15/2022	170,000	156,313
United Technologies Corp.
4.50%, 06/01/2042	220,000	216,943
4.88%, 05/01/2015	85,000	91,575
Air Freight & Logistics - 0.0% (C)
United Parcel Service, Inc. 2.45%, 10/01/2022	170,000	160,277
Beverages - 0.2%
Anheuser-Busch Cos. LLC 4.95%, 01/15/2014	90,000	92,095
Anheuser-Busch InBev Worldwide, Inc.
4.38%, 02/15/2021	110,000	119,772
5.38%, 01/15/2020	50,000	57,643
Bottling Group LLC 6.95%, 03/15/2014	85,000	88,707
Coca-Cola Co. 3.30%, 09/01/2021	140,000	143,137
Diageo Capital PLC 7.38%, 01/15/2014	85,000	88,028
PepsiCo, Inc. 3.00%, 08/25/2021	180,000	177,074
Biotechnology - 0.1%
Amgen, Inc.
5.70%, 02/01/2019	85,000	97,586
5.75%, 03/15/2040	140,000	150,251
Capital Markets - 0.6%
BlackRock, Inc. 5.00%, 12/10/2019	140,000	158,792
Credit Suisse USA, Inc.
5.50%, 08/15/2013	90,000	90,514
5.85%, 08/16/2016	95,000	107,876
Goldman Sachs Group, Inc.
5.25%, 10/15/2013	58,000	58,715
5.35%, 01/15/2016	95,000	103,058
6.00%, 06/15/2020	50,000	56,181
6.13%, 02/15/2033	95,000	103,906
Goldman Sachs Group, Inc., Series GMTN 7.50%, 02/15/2019	435,000	516,595
Jefferies Group, Inc.
6.88%, 04/15/2021	90,000	98,981
8.50%, 07/15/2019	20,000	24,100
Morgan Stanley, Series GMTN
5.50%, 07/24/2020	200,000	215,377
6.63%, 04/01/2018	420,000	476,051

	Principal	Value
Chemicals - 0.2%
Dow Chemical Co.
4.25%, 11/15/2020	$ 80,000	$ 84,245
8.55%, 05/15/2019	80,000	102,070
E.I. du Pont de Nemours & Co.
4.25%, 04/01/2021 (A)	200,000	216,031
5.88%, 01/15/2014	14,000	14,388
Ecolab, Inc. 5.50%, 12/08/2041	130,000	141,956
Lubrizol Corp. 8.88%, 02/01/2019	15,000	19,718
Praxair, Inc. 3.55%, 11/07/2042 (A)	160,000	137,066
Commercial Banks - 0.8%
Barclays Bank PLC 5.14%, 10/14/2020 (A)	110,000	111,134
BB&T Corp., Series MTN 1.45%, 01/12/2018 (A)	160,000	154,571
BNP Paribas SA 5.00%, 01/15/2021	85,000	90,377
Cooperatieve Centrale Raiffeisen- Boerenleenbank BA 3.38%, 01/19/2017	150,000	157,534
Deutsche Bank AG 6.00%, 09/01/2017	90,000	103,592
Deutsche Bank Financial LLC, Series MTN 5.38%, 03/02/2015	50,000	52,881
HSBC Bank USA NA
4.63%, 04/01/2014	100,000	102,782
4.88%, 08/24/2020	250,000	267,820
KFW 4.50%, 07/16/2018	310,000	352,067
Oesterreichische Kontrollbank AG 5.00%, 04/25/2017	300,000	341,100
PNC Funding Corp.
5.13%, 02/08/2020	105,000	115,371
5.63%, 02/01/2017	95,000	105,399
Royal Bank of Canada 1.50%, 01/16/2018	155,000	151,439
U.S. Bancorp 4.20%, 05/15/2014	50,000	51,628
UBS AG, Series MTN 5.88%, 07/15/2016	100,000	110,094
Wachovia Corp. 5.25%, 08/01/2014	59,000	61,627
Wells Fargo & Co.
1.50%, 01/16/2018	255,000	248,708
3.45%, 02/13/2023	175,000	167,131
3.68%, 06/15/2016 (E)	99,000	105,773
5.63%, 12/11/2017	85,000	96,619
Westpac Banking Corp. 4.88%, 11/19/2019	50,000	56,043
Commercial Services & Supplies - 0.1%
Cintas Corp No. 2 4.30%, 06/01/2021	145,000	151,846
Republic Services, Inc. 3.80%, 05/15/2018	115,000	121,469
Waste Management, Inc. 7.10%, 08/01/2026	70,000	86,596

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

	Principal	Value
Communications Equipment - 0.1%
Cisco Systems, Inc.
2.90%, 11/17/2014	$ 62,000	$ 64,030
5.90%, 02/15/2039	160,000	189,832
Harris Corp. 6.38%, 06/15/2019	70,000	81,120
Motorola Solutions, Inc. 7.50%, 05/15/2025	15,000	18,207
Computers & Peripherals - 0.0% (C)
Hewlett-Packard Co. 4.30%, 06/01/2021	80,000	78,222
Construction Materials - 0.1%
CRH America, Inc. 8.13%, 07/15/2018 (A)	165,000	200,763
Consumer Finance - 0.3%
American Express Co.
5.50%, 09/12/2016	90,000	100,506
8.13%, 05/20/2019	75,000	96,924
Capital One Financial Corp.
3.50%, 06/15/2023 - 144A	93,500	88,013
4.75%, 07/15/2021	80,000	84,378
Caterpillar Financial Services Corp., Series MTN 6.13%, 02/17/2014	59,000	61,087
HSBC Finance Corp. 6.68%, 01/15/2021	155,000	171,360
SLM Corp. 5.50%, 01/25/2023 (A)	165,000	157,114
SLM Corp., Series MTN 5.38%, 05/15/2014	50,000	51,000
Toyota Motor Credit Corp. 0.88%, 07/17/2015	250,000	250,873
Diversified Financial Services - 1.0%
Bank of America Corp.
5.63%, 07/01/2020	205,000	225,698
7.63%, 06/01/2019	445,000	534,790
Bank of America Corp., Series GMTN 5.65%, 05/01/2018	90,000	99,988
Bear Stearns Cos., LLC
5.55%, 01/22/2017	90,000	98,592
5.70%, 11/15/2014	175,000	186,426
Citigroup, Inc.
5.85%, 08/02/2016	100,000	111,845
8.50%, 05/22/2019	405,000	510,311
ConocoPhillips Canada Funding Co. I 5.63%, 10/15/2016	58,000	66,148
Ford Motor Credit Co., LLC 3.00%, 06/12/2017	460,000	460,970
General Electric Capital Corp. 2.95%, 05/09/2016	120,000	125,060
General Electric Capital Corp., Series GMTN 5.63%, 05/01/2018	140,000	160,581
General Electric Capital Corp., Series MTN 5.63%, 09/15/2017	205,000	232,197
JPMorgan Chase & Co.
4.40%, 07/22/2020	540,000	564,693
4.63%, 05/10/2021	53,000	56,023
National Rural Utilities Cooperative Finance Corp. 3.05%, 02/15/2022	155,000	152,933

	Principal	Value
Diversified Telecommunication Services - 0.4%
AT&T, Inc.
4.45%, 05/15/2021	$ 361,000	$ 388,813
5.35%, 09/01/2040	95,000	96,125
5.80%, 02/15/2019	135,000	156,574
Deutsche Telekom International Finance BV
5.88%, 08/20/2013	100,000	100,684
6.00%, 07/08/2019	75,000	88,141
Telecom Italia Capital SA 7.18%, 06/18/2019	60,000	66,773
Telefonica Emisiones SAU
5.13%, 04/27/2020	75,000	76,882
6.42%, 06/20/2016	75,000	82,348
Verizon Communications, Inc. 4.60%, 04/01/2021	220,000	238,484
Electric Utilities - 0.4%
AEP Texas Central Co. 6.65%, 02/15/2033	85,000	100,188
Commonwealth Edison Co. 5.80%, 03/15/2018	50,000	58,084
Duke Energy Carolinas LLC 4.25%, 12/15/2041	145,000	135,095
Entergy Texas, Inc. 7.13%, 02/01/2019	100,000	119,267
FirstEnergy Corp. 7.38%, 11/15/2031	45,000	47,457
Florida Power & Light Co. 4.13%, 02/01/2042	115,000	108,329
Georgia Power Co. 5.40%, 06/01/2018 (A)	50,000	57,628
NiSource Finance Corp. 6.80%, 01/15/2019 (A)	170,000	201,161
Oncor Electric Delivery Co., LLC 6.80%, 09/01/2018	100,000	120,843
PPL Energy Supply LLC 4.60%, 12/15/2021	145,000	147,556
Progress Energy, Inc. 4.40%, 01/15/2021 (A)	165,000	175,226
Wisconsin Electric Power Co.
2.95%, 09/15/2021	95,000	95,147
6.25%, 12/01/2015	205,000	231,140
Electronic Equipment & Instruments - 0.0% (C)
Corning, Inc. 4.75%, 03/15/2042	155,000	148,957
Energy Equipment & Services - 0.3%
Enterprise Products Operating LLC
3.20%, 02/01/2016	60,000	62,983
5.20%, 09/01/2020	50,000	55,951
5.60%, 10/15/2014	30,000	31,758
Nabors Industries, Inc. 9.25%, 01/15/2019 (A)	115,000	142,684
Noble Holding International, Ltd. 4.90%, 08/01/2020	55,000	57,925
Plains All American Pipeline, LP / PAA Finance Corp. 8.75%, 05/01/2019	70,000	91,227
Spectra Energy Capital LLC 6.20%, 04/15/2018	70,000	81,562
TransCanada PipeLines, Ltd.
3.80%, 10/01/2020	130,000	136,911
6.50%, 08/15/2018	50,000	60,073

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

	Principal	Value
Energy Equipment & Services (continued)
Transocean, Inc. 6.80%, 03/15/2038	$ 100,000	$ 106,378
Weatherford International, Ltd. 9.63%, 03/01/2019	125,000	158,028
Food & Staples Retailing - 0.3%
Ahold Finance USA LLC 6.88%, 05/01/2029	55,000	66,744
Costco Wholesale Corp. 1.70%, 12/15/2019	165,000	158,878
CVS Caremark Corp. 4.75%, 05/18/2020	90,000	98,963
Delhaize Group SA 6.50%, 06/15/2017 (A)	100,000	112,339
Safeway, Inc. 4.75%, 12/01/2021 (A)	215,000	219,050
Wal-Mart Stores, Inc.
1.50%, 10/25/2015	105,000	107,038
2.88%, 04/01/2015	95,000	98,842
4.25%, 04/15/2021	110,000	119,970
Food Products - 0.2%
Bunge, Ltd. Finance Corp.
4.10%, 03/15/2016	55,000	58,073
5.10%, 07/15/2015	35,000	37,629
ConAgra Foods, Inc. 5.88%, 04/15/2014	105,000	109,209
Kellogg Co. 3.13%, 05/17/2022	150,000	146,093
Kraft Foods Group, Inc. 5.38%, 02/10/2020	78,000	87,982
Mondelez International, Inc.
4.13%, 02/09/2016	95,000	101,550
5.38%, 02/10/2020	72,000	80,759
Health Care Equipment & Supplies - 0.0% (C)
Medtronic, Inc. 4.50%, 03/15/2042	135,000	132,073
Health Care Providers & Services - 0.1%
Aetna, Inc. 6.00%, 06/15/2016	15,000	16,971
CIGNA Corp. 4.50%, 03/15/2021	75,000	79,978
Express Scripts Holding Co. 3.90%, 02/15/2022	175,000	177,192
Humana, Inc. 6.45%, 06/01/2016	50,000	56,649
UnitedHealth Group, Inc. 6.00%, 02/15/2018	30,000	35,233
WellPoint, Inc. 7.00%, 02/15/2019	80,000	96,046
Hotels, Restaurants & Leisure - 0.0% (C)
McDonald’s Corp., Series MTN 5.00%, 02/01/2019	85,000	97,174
Yum! Brands, Inc. 3.88%, 11/01/2020	60,000	60,443
Household Products - 0.1%
Kimberly-Clark Corp. 3.88%, 03/01/2021	115,000	122,014
Procter & Gamble Co. 4.70%, 02/15/2019	85,000	95,868

	Principal	Value
Independent Power Producers & Energy Traders - 0.1%
Constellation Energy Group, Inc. 5.15%, 12/01/2020	$ 90,000	$ 98,705
Exelon Generation Co., LLC 4.00%, 10/01/2020	145,000	147,106
Industrial Conglomerates - 0.0% (C)
General Electric Co. 5.25%, 12/06/2017	120,000	135,498
Insurance - 0.5%
American International Group, Inc.
5.05%, 10/01/2015	100,000	108,401
6.40%, 12/15/2020	70,000	81,178
American International Group, Inc., Series MTN 5.60%, 10/18/2016	75,000	83,572
Aon Corp. 5.00%, 09/30/2020	75,000	82,247
Berkshire Hathaway Finance Corp. 5.40%, 05/15/2018 (A)	205,000	235,495
Berkshire Hathaway, Inc.
3.20%, 02/11/2015	95,000	98,812
3.75%, 08/15/2021 (A)	200,000	206,239
Genworth Holdings, Inc., Series GMTN 6.52%, 05/22/2018 (A)	45,000	49,739
Hartford Financial Services Group, Inc.
4.00%, 03/30/2015	25,000	26,140
5.50%, 03/30/2020	15,000	16,589
6.30%, 03/15/2018	49,000	56,146
Lincoln National Corp. 8.75%, 07/01/2019	135,000	173,088
Marsh & McLennan Cos., Inc.
4.80%, 07/15/2021 (A)	55,000	59,338
5.75%, 09/15/2015	50,000	54,898
MetLife, Inc. 7.72%, 02/15/2019	145,000	182,131
Prudential Financial, Inc., Series MTN
3.00%, 05/12/2016	60,000	62,518
5.38%, 06/21/2020	90,000	100,894
XLIT, Ltd. 5.75%, 10/01/2021 (A)	80,000	90,535
IT Services - 0.1%
Computer Sciences Corp. 6.50%, 03/15/2018	75,000	83,764
HP Enterprise Services LLC 7.45%, 10/15/2029	75,000	84,706
International Business Machines Corp.
4.00%, 06/20/2042	92,000	86,335
5.60%, 11/30/2039	5,000	5,754
5.70%, 09/14/2017	100,000	115,508
Machinery - 0.1%
Caterpillar, Inc.
3.90%, 05/27/2021	55,000	57,557
7.38%, 03/01/2097	55,000	73,595
Ingersoll-Rand Global Holding Co., Ltd. 6.88%, 08/15/2018	50,000	59,222
Media - 0.5%
CBS Corp. 5.75%, 04/15/2020	55,000	62,382
Comcast Cable Communications Holdings, Inc. 9.46%, 11/15/2022	225,000	318,384

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

	Principal	Value
Media (continued)
Comcast Corp. 6.50%, 01/15/2017	$ 85,000	$ 98,734
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
4.60%, 02/15/2021	90,000	93,343
4.75%, 10/01/2014	95,000	99,415
NBCUniversal Media LLC 5.15%, 04/30/2020	50,000	56,925
News America, Inc.
5.65%, 08/15/2020	85,000	97,006
6.55%, 03/15/2033	75,000	83,362
8.00%, 10/17/2016	100,000	120,227
Reed Elsevier Capital, Inc. 8.63%, 01/15/2019	39,000	48,547
Time Warner Cable, Inc.
5.00%, 02/01/2020	145,000	151,363
5.85%, 05/01/2017	100,000	110,181
Time Warner Entertainment Co., LP 8.38%, 03/15/2023	75,000	93,418
Time Warner, Inc. 4.70%, 01/15/2021	115,000	123,059
Turner Broadcasting System, Inc. 8.38%, 07/01/2013	85,000	85,000
Viacom, Inc.
3.50%, 04/01/2017	60,000	62,826
6.25%, 04/30/2016	60,000	67,756
Walt Disney Co., Series GMTN 5.50%, 03/15/2019	85,000	99,140
WPP Finance 4.75%, 11/21/2021	16,000	16,549
Metals & Mining - 0.2%
Alcoa, Inc. 5.72%, 02/23/2019	100,000	101,809
Barrick North America Finance LLC 5.70%, 05/30/2041	150,000	121,752
BHP Billiton Finance USA, Ltd. 7.25%, 03/01/2016	90,000	103,718
Newmont Mining Corp. 4.88%, 03/15/2042	150,000	115,649
Rio Tinto Finance USA PLC 4.13%, 08/21/2042	155,000	132,883
Rio Tinto Finance USA, Ltd.
4.13%, 05/20/2021	80,000	81,327
6.50%, 07/15/2018	45,000	53,249
Teck Resources, Ltd. 6.00%, 08/15/2040	115,000	107,885
Multi-Utilities - 0.1%
Ameren Illinois Co. 9.75%, 11/15/2018	103,000	138,235
Consolidated Edison Co. of New York, Inc. 5.30%, 03/01/2035	90,000	98,745
Dominion Resources, Inc. 7.50%, 06/30/2066 (B)	95,000	103,075
MidAmerican Energy Holdings Co. 6.13%, 04/01/2036	120,000	136,136
Multiline Retail - 0.1%
Kohl’s Corp. 6.25%, 12/15/2017	50,000	57,276

	Principal	Value
Multiline Retail (continued)
Macy’s Retail Holdings, Inc. 3.88%, 01/15/2022	$ 150,000	$ 150,392
Nordstrom, Inc. 6.25%, 01/15/2018	30,000	34,873
Target Corp. 7.00%, 01/15/2038	100,000	130,525
Office Electronics - 0.0% (C)
Xerox Corp.
4.50%, 05/15/2021	80,000	82,519
5.63%, 12/15/2019	25,000	27,599
8.25%, 05/15/2014	30,000	31,874
Oil, Gas & Consumable Fuels - 0.7%
Anadarko Petroleum Corp.
5.95%, 09/15/2016	120,000	134,601
6.38%, 09/15/2017	59,000	67,849
BP Capital Markets PLC
3.88%, 03/10/2015	95,000	99,780
4.50%, 10/01/2020	195,000	211,553
Canadian Natural Resources, Ltd. 5.90%, 02/01/2018	120,000	137,919
ConocoPhillips Holding Co. 6.95%, 04/15/2029	75,000	95,528
Devon Energy Corp. 4.75%, 05/15/2042	140,000	130,688
EnCana Corp. 3.90%, 11/15/2021 (A)	180,000	182,717
Energy Transfer Partners, LP
6.13%, 02/15/2017	100,000	112,595
6.70%, 07/01/2018	90,000	105,692
Hess Corp.
6.00%, 01/15/2040	50,000	53,198
8.13%, 02/15/2019	40,000	50,139
Husky Energy, Inc. 7.25%, 12/15/2019	50,000	61,609
Kinder Morgan Energy Partners, LP 5.30%, 09/15/2020	125,000	138,799
Marathon Petroleum Corp.
3.50%, 03/01/2016	19,000	19,945
5.13%, 03/01/2021	33,000	36,392
Noble Energy, Inc. 8.25%, 03/01/2019	75,000	94,453
Occidental Petroleum Corp. 2.70%, 02/15/2023	150,000	138,432
ONEOK Partners, LP 3.25%, 02/01/2016	60,000	62,576
Petro-Canada 6.05%, 05/15/2018	90,000	104,271
Shell International Finance BV 4.38%, 03/25/2020	55,000	61,138
Total Capital International SA 2.70%, 01/25/2023	165,000	154,373
Valero Energy Corp. 6.13%, 02/01/2020	90,000	104,584
Williams Cos., Inc. 7.88%, 09/01/2021	19,000	22,936
Williams Partners, LP 5.25%, 03/15/2020	90,000	96,723

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

	Principal	Value
Paper & Forest Products - 0.1%
International Paper Co.
7.50%, 08/15/2021	$ 90,000	$ 110,464
9.38%, 05/15/2019	85,000	111,099
Pharmaceuticals - 0.4%
AbbVie, Inc. 4.40%, 11/06/2042 - 144A	220,000	204,350
AstraZeneca PLC 6.45%, 09/15/2037	100,000	122,848
GlaxoSmithKline Capital PLC 2.85%, 05/08/2022	220,000	211,171
GlaxoSmithKline Capital, Inc. 5.65%, 05/15/2018	50,000	57,987
Johnson & Johnson 3.55%, 05/15/2021 (A)	200,000	211,270
Merck & Co., Inc. 3.60%, 09/15/2042	80,000	69,094
Merck Sharp & Dohme Corp. 4.75%, 03/01/2015	90,000	96,114
Novartis Capital Corp. 2.90%, 04/24/2015	95,000	99,025
Pfizer, Inc.
5.35%, 03/15/2015	85,000	91,528
6.20%, 03/15/2019	100,000	120,585
Teva Pharmaceutical Finance Co. LLC 6.15%, 02/01/2036	115,000	135,918
Wyeth LLC 5.50%, 02/15/2016	90,000	100,348
Real Estate Investment Trusts - 0.1%
American Tower Corp. 5.05%, 09/01/2020	90,000	94,581
HCP, Inc. 6.00%, 01/30/2017	90,000	100,960
Health Care REIT, Inc. 4.95%, 01/15/2021	175,000	186,208
Simon Property Group, LP 5.75%, 12/01/2015	90,000	99,166
Road & Rail - 0.2%
Burlington Northern Santa Fe LLC 4.40%, 03/15/2042	175,000	160,648
CSX Corp. 5.50%, 08/01/2013	90,000	90,333
Norfolk Southern Corp. 5.26%, 09/17/2014	90,000	94,766
Ryder System, Inc., Series MTN
3.15%, 03/02/2015	20,000	20,630
3.50%, 06/01/2017	60,000	62,125
Union Pacific Corp. 4.75%, 09/15/2041	140,000	141,568
Semiconductors & Semiconductor Equipment - 0.1%
Applied Materials, Inc. 5.85%, 06/15/2041	200,000	216,644
Software - 0.1%
Microsoft Corp. 4.00%, 02/08/2021	200,000	216,201
Oracle Corp. 5.25%, 01/15/2016	85,000	94,004
Specialty Retail - 0.1%
AutoZone, Inc. 5.50%, 11/15/2015 (A)	55,000	60,458

	Principal	Value
Specialty Retail (continued)
Home Depot, Inc. 5.40%, 03/01/2016	$ 85,000	$ 94,714
Lowe’s Cos., Inc. 3.80%, 11/15/2021	140,000	145,371
Tobacco - 0.2%
Altria Group, Inc. 9.25%, 08/06/2019	180,000	238,391
Philip Morris International, Inc.
5.65%, 05/16/2018	50,000	57,642
6.38%, 05/16/2038	105,000	124,789
Reynolds American, Inc. 6.75%, 06/15/2017	100,000	115,878
Wireless Telecommunication Services - 0.1%
Cellco Partnership / Verizon Wireless Capital LLC
5.55%, 02/01/2014	85,000	87,263
8.50%, 11/15/2018	50,000	64,940
U.S. Cellular Corp. 6.70%, 12/15/2033	10,000	9,742
Vodafone Group PLC 4.38%, 03/16/2021	230,000	241,442

Total Corporate Debt Securities (cost $33,385,233)		33,497,054

CONVERTIBLE BONDS - 0.1%

Beverages - 0.0% (C)
Coca-Cola Co. 4.88%, 03/15/2019	50,000	56,604
Diversified Financial Services - 0.1%
Citigroup, Inc. 6.50%, 08/19/2013	90,000	90,665
Electric Utilities - 0.0% (C)
TECO Finance, Inc. 5.15%, 03/15/2020	75,000	82,904
Oil, Gas & Consumable Fuels - 0.0% (C)
Kinder Morgan Energy Partners, LP 5.95%, 02/15/2018	50,000	57,942
Real Estate Investment Trusts - 0.0% (C)
HCP, Inc., Series MTN 6.70%, 01/30/2018	25,000	29,261

Total Convertible Bonds (cost $305,887)		317,376

SHORT-TERM U.S. GOVERNMENT OBLIGATION - 1.0%
U.S. Treasury Bill 0.02%, 08/08/2013 (A) (F)	3,500,000	3,499,580

Total Short-Term U.S. Government Obligation (cost $3,499,580)		3,499,580

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 0.1%
Automobiles - 0.0% (C)
Volkswagen AG, 2.26% (F)	499	101,034
Oil, Gas & Consumable Fuels - 0.1%
Suncor Energy, Inc., 1.90% (F)	6,600	194,542

Total Convertible Preferred Stocks (cost $286,846)		295,576

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

	Shares	Value
PREFERRED STOCKS - 0.1%
Automobiles - 0.0% (C)
Porsche Automobil Holding SE, 3.34% (F)	698	$ 54,041
Household Durables - 0.0% (C)
Garmin, Ltd., 4.97% (A) (F)	800	28,928
Household Products - 0.0% (C)
Henkel AG & Co. KGaA, 1.31% (F)	444	41,755
Independent Power Producers & Energy Traders - 0.0% (C)
Electric Power Development Co., Ltd., 2.23% (F)	500	15,628
Insurance - 0.1%
Great-West Lifeco, Inc., 4.31% (F)	2,700	73,244
Multi-Utilities - 0.0% (C)
RWE AG, 8.85% (A) (F)	1,168	36,108

Total Preferred Stocks (cost $223,364)		249,704

COMMON STOCKS - 32.9%

Aerospace & Defense - 0.5%
BAE Systems PLC	10,735	62,534
Boeing Co.	2,600	266,344
Bombardier, Inc. - Class B	5,300	23,585
European Aeronautic Defence and Space Co., NV	2,514	134,379
General Dynamics Corp.	700	54,831
Honeywell International, Inc.	2,700	214,218
Lockheed Martin Corp. (A)	700	75,922
Northrop Grumman Corp.	2,000	165,600
Precision Castparts Corp.	500	113,005
Raytheon Co. (A)	2,500	165,300
Rockwell Collins, Inc. (A)	700	44,387
Rolls-Royce Holdings PLC	6,828	117,766
Safran SA	1,048	54,736
Singapore Technologies Engineering, Ltd. (A)	4,000	13,223
Textron, Inc. (A)	400	10,420
Thales SA	600	28,018
United Technologies Corp.	3,700	343,878
Zodiac SA	300	39,713
Air Freight & Logistics - 0.2%
CH Robinson Worldwide, Inc. (A)	600	33,786
Deutsche Post AG	3,560	88,484
Expeditors International of Washington, Inc. (A)	900	34,209
FedEx Corp.	1,300	128,154
TNT Express NV	2,822	21,165
United Parcel Service, Inc. - Class B (A)	2,600	224,848
Yamato Holdings Co., Ltd.	1,600	33,733
Airlines - 0.1%
ANA Holdings, Inc. (A)	15,000	31,156
Cathay Pacific Airways, Ltd.	8,000	13,987
Delta Air Lines, Inc. (G)	3,400	63,614
easyJet PLC	2,300	45,336
Ryanair Holdings PLC - ADR	72	3,710
Singapore Airlines, Ltd.	2,000	15,779
Southwest Airlines Co.	5,400	69,606
United Continental Holdings, Inc. (A) (G)	2,000	62,580

	Shares	Value
Auto Components - 0.2%
Aisin Seiki Co., Ltd.	500	$ 19,132
Autoliv, Inc. (A)	300	23,217
BorgWarner, Inc. (A) (G)	500	43,075
Bridgestone Corp. (A)	2,400	81,791
Cie Generale des Etablissements Michelin - Class B	701	62,686
Continental AG	385	51,416
Delphi Automotive PLC - Class A	1,700	86,173
Denso Corp.	1,800	84,664
Johnson Controls, Inc.	4,900	175,371
Magna International, Inc. - Class A	1,100	78,298
NGK Spark Plug Co., Ltd.	1,000	20,024
NOK Corp.	600	9,540
Nokian Renkaat OYJ	350	14,264
Pirelli & C. SpA	1,800	20,841
Sumitomo Rubber Industries, Ltd. (A)	900	14,719
Toyoda Gosei Co., Ltd.	800	19,609
Toyota Industries Corp.	500	20,468
Automobiles - 0.6%
Bayerische Motoren Werke AG	1,182	103,360
Daihatsu Motor Co., Ltd. (A)	1,100	20,851
Daimler AG	4,103	248,261
Fiat SpA (G)	2,784	19,460
Ford Motor Co.	12,800	198,016
Fuji Heavy Industries, Ltd.	2,000	49,304
General Motors Co. (A) (G)	5,963	198,628
Harley-Davidson, Inc.	700	38,374
Honda Motor Co., Ltd.	6,900	256,367
Isuzu Motors, Ltd.	5,000	34,231
Mazda Motor Corp. (G)	11,000	43,366
Mitsubishi Motors Corp. (A) (G)	34,000	46,622
Nissan Motor Co., Ltd.	10,500	106,397
Renault SA	805	54,173
Suzuki Motor Corp.	1,300	29,977
Toyota Motor Corp.	11,700	706,624
Volkswagen AG	214	41,713
Yamaha Motor Co., Ltd. (A)	1,000	12,956
Beverages - 0.8%
Anheuser-Busch InBev NV	3,375	300,442
Asahi Group Holdings, Ltd. (A)	1,400	34,739
Beam, Inc. (A)	700	44,177
Brown-Forman Corp. - Class B (A)	600	40,530
Carlsberg AS - Class B	449	40,198
Coca-Cola Amatil, Ltd.	2,030	23,596
Coca-Cola Co. (A)	17,200	689,892
Coca-Cola Enterprises, Inc.	1,300	45,708
Coca-Cola HBC AG	2,980	69,754
Diageo PLC	10,637	304,153
Dr. Pepper Snapple Group, Inc.	1,200	55,116
Heineken Holding NV - Class A	788	44,213
Heineken NV	712	45,366
Kirin Holdings Co., Ltd. (A)	3,200	50,139
Monster Beverage Corp. (A) (G)	1,500	91,155
PepsiCo, Inc.	6,600	539,814
Pernod-Ricard SA	783	86,825
Remy Cointreau SA	200	21,222
SABMiller PLC	3,436	164,749
Treasury Wine Estates, Ltd.	5,251	27,949

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

	Shares	Value
Biotechnology - 0.4%
Actelion, Ltd.	700	$ 42,168
Alexion Pharmaceuticals, Inc. (A) (G)	808	74,530
Amgen, Inc. (A)	2,833	279,504
Biogen IDEC, Inc. (G)	800	172,160
Celgene Corp. (A) (G)	1,900	222,129
CSL, Ltd.	1,863	104,920
Elan Corp. PLC (G)	2,467	34,536
Gilead Sciences, Inc. (A) (G)	6,500	332,865
Grifols SA	894	32,816
Regeneron Pharmaceuticals, Inc. - Class A (A) (G)	400	89,952
Vertex Pharmaceuticals, Inc. (G)	800	63,896
Building Products - 0.1%
Asahi Glass Co., Ltd. (A)	4,400	28,659
ASSA Abloy AB - Series B, Class B	1,169	45,811
Cie de St-Gobain	1,480	59,912
Daikin Industries, Ltd.	1,000	40,432
LIXIL Group Corp.	700	17,059
TOTO, Ltd.	3,000	30,520
Capital Markets - 0.8%
Aberdeen Asset Management PLC	13,100	76,271
Ameriprise Financial, Inc.	2,100	169,848
Bank of New York Mellon Corp.	5,000	140,250
BlackRock, Inc. - Class A	500	128,425
Charles Schwab Corp. (A)	8,600	182,578
CI Financial Corp.	900	25,904
Credit Suisse Group AG	5,302	140,612
Daiwa Securities Group, Inc.	7,000	58,792
Deutsche Bank AG	4,294	179,723
Franklin Resources, Inc.	400	54,408
Goldman Sachs Group, Inc.	1,700	257,125
IGM Financial, Inc. - Class B (A)	1,800	77,172
Invesco, Ltd.	1,500	47,700
Julius Baer Group, Ltd.	1,358	53,037
Macquarie Group, Ltd.	2,672	102,317
Mediobanca SpA	1,088	5,665
Morgan Stanley (A)	6,300	153,909
Nomura Holdings, Inc.	15,400	113,505
Northern Trust Corp.	2,500	144,750
Partners Group Holding AG	200	54,153
Ratos AB - Class B	2,800	21,732
Schroders PLC - Series R	1,300	43,163
State Street Corp.	1,900	123,899
T. Rowe Price Group, Inc. (A)	1,500	109,725
TD Ameritrade Holding Corp. (A)	2,000	48,580
UBS AG - Class A	13,224	225,125
Chemicals - 1.0%
Agrium, Inc.	400	34,679
Air Liquide SA - Class A	1,290	159,299
Air Products & Chemicals, Inc. (A)	1,600	146,512
Air Water, Inc.	2,000	28,171
Airgas, Inc. (A)	700	66,822
Akzo Nobel NV	623	35,125
Arkema SA	220	20,197
Asahi Kasei Corp.	5,000	33,071
BASF SE - Class R	3,931	351,165
Celanese Corp. - Series A (A)	800	35,840
CF Industries Holdings, Inc. - Class B	200	34,300
Dow Chemical Co. (A)	4,300	138,331
E.I. du Pont de Nemours & Co.	3,400	178,500

	Shares	Value
Chemicals (continued)
Eastman Chemical Co.	600	$ 42,006
Ecolab, Inc. (A)	2,100	178,899
FMC Corp. - Class A (A)	600	36,636
Givaudan SA	100	129,056
Incitec Pivot, Ltd. (A)	7,463	19,520
Israel Chemicals, Ltd.	1,656	16,357
Israel Corp., Ltd. (G)	6	3,612
Johnson Matthey PLC	1,200	47,965
JSR Corp.	600	12,135
K+S AG (A)	602	22,258
Kansai Paint Co., Ltd.	1,300	16,594
Koninklijke DSM NV	1,052	68,549
Kuraray Co., Ltd.	1,000	14,035
Lanxess AG	400	24,096
Linde AG	812	151,512
LyondellBasell Industries NV - Class A	2,726	180,625
Mitsubishi Chemical Holdings Corp.	6,000	28,191
Mitsubishi Gas Chemical Co., Inc.	2,000	14,701
Mitsui Chemicals, Inc. (A)	4,000	9,034
Monsanto Co.	1,900	187,720
Mosaic Co.	800	43,048
Nitto Denko Corp.	700	45,029
Novozymes A/S - B Shares	1,430	45,769
Orica, Ltd.	841	15,883
Potash Corp. of Saskatchewan, Inc.	3,700	141,147
PPG Industries, Inc.	400	58,564
Praxair, Inc.	1,100	126,676
Sherwin-Williams Co.	600	105,960
Shin-Etsu Chemical Co., Ltd.	1,700	112,785
Showa Denko KK (A)	6,000	7,925
Sigma-Aldrich Corp. (A)	1,000	80,360
Solvay SA - Class A	297	38,930
Sumitomo Chemical Co., Ltd.	1,000	3,146
Syngenta AG	359	140,476
Taiyo Nippon Sanso Corp.	3,000	20,720
Teijin, Ltd.	4,000	8,792
Toray Industries, Inc.	5,000	32,365
UBE Industries, Ltd.	6,000	11,131
Umicore SA	293	12,178
Yara International ASA	701	27,951
Commercial Banks - 2.5%
Aozora Bank, Ltd.	5,000	15,628
Australia & New Zealand Banking Group, Ltd.	11,341	296,429
Banca Monte dei Paschi di Siena SpA (A) (G)	38,174	9,689
Banco Bilbao Vizcaya Argentaria SA	22,763	190,962
Banco de Sabadell SA (A)	9,825	16,306
Banco Espirito Santo SA (G)	8,203	6,567
Banco Popular Espanol SA (G)	664	2,034
Banco Santander SA	45,963	293,275
Bank Hapoalim BM (G)	1,671	7,566
Bank Leumi Le-Israel BM (G)	3,697	12,298
Bank of East Asia, Ltd. (A)	8,000	28,829
Bank of Ireland (G)	89,700	18,331
Bank of Kyoto, Ltd.	4,000	33,353
Bank of Montreal	2,699	156,546
Bank of Nova Scotia (A)	4,700	251,245
Bank of Yokohama, Ltd.	3,000	15,487
Barclays PLC	51,927	219,915
BB&T Corp. (A)	1,700	57,596

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

	Shares	Value
Commercial Banks (continued)
BNP Paribas SA	4,045	$ 221,006
BOC Hong Kong Holdings, Ltd.	13,500	41,513
Canadian Imperial Bank of Commerce - Class B (A)	1,500	106,456
Chiba Bank, Ltd.	5,000	34,079
Chugoku Bank, Ltd.	1,500	21,053
CIT Group, Inc. (G)	1,000	46,630
Commerzbank AG (G)	5,282	46,051
Commonwealth Bank of Australia	6,725	425,481
Credit Agricole SA (G)	4,225	36,313
Danske Bank A/S - Class R (G)	2,342	40,054
DBS Group Holdings, Ltd.	7,000	85,602
DNB ASA	3,574	51,748
Erste Group Bank AG	1,034	27,598
Fifth Third Bancorp	8,200	148,010
Fukuoka Financial Group, Inc. - Class A	3,000	12,765
Hachijuni Bank, Ltd.	2,000	11,696
Hang Seng Bank, Ltd.	2,800	41,408
HSBC Holdings PLC	76,883	797,498
Intesa Sanpaolo SpA	49,480	79,283
Iyo Bank, Ltd.	2,000	19,117
Joyo Bank, Ltd.	3,000	16,425
KBC Groep NV	753	28,037
KeyCorp	4,700	51,888
Lloyds TSB Group PLC (G)	178,633	171,601
M&T Bank Corp. (A)	400	44,700
Mitsubishi UFJ Financial Group, Inc.	53,900	332,595
Mizrahi Tefahot Bank, Ltd. (G)	1,574	15,794
Mizuho Financial Group, Inc.	96,700	200,849
National Australia Bank, Ltd. - Class N	9,497	257,785
National Bank of Canada	400	28,540
Natixis - Class A	7,161	29,977
Nordea Bank AB	11,099	124,129
Oversea-Chinese Banking Corp.	11,000	86,785
PNC Financial Services Group, Inc. (A)	1,900	138,548
Raiffeisen Bank International AG	300	8,747
Regions Financial Corp.	5,500	52,415
Resona Holdings, Inc.	8,000	38,959
Royal Bank of Canada (A)	6,100	355,432
Royal Bank of Scotland Group PLC (G)	12,643	52,592
Seven Bank, Ltd. (A)	5,320	19,310
Shinsei Bank, Ltd. - Class A	10,000	22,686
Shizuoka Bank, Ltd.	2,000	21,557
Skandinaviska Enskilda Banken AB - Class A	5,953	56,901
Societe Generale SA	2,482	85,290
Standard Chartered PLC	8,658	187,913
Sumitomo Mitsui Financial Group, Inc.	5,700	261,494
Sumitomo Mitsui Trust Holdings, Inc.	14,000	65,356
SunTrust Banks, Inc.	4,600	145,222
Suruga Bank, Ltd.	2,000	36,338
Svenska Handelsbanken AB - Class A	1,804	72,417
Swedbank AB - Class A	3,890	89,215
Toronto-Dominion Bank	3,900	313,239
UniCredit SpA - Class A	18,466	86,482
Unione di Banche Italiane SCPA (A)	8,200	29,694
United Overseas Bank, Ltd.	5,000	78,343
US Bancorp - Class A	6,900	249,435
Wells Fargo & Co.	21,400	883,178
Westpac Banking Corp.	12,953	342,117

	Shares	Value
Commercial Services & Supplies - 0.2%
ADT Corp. (A)	550	$ 21,918
Aggreko PLC	1,351	33,740
Brambles, Ltd.	3,848	32,869
Dai Nippon Printing Co., Ltd. (A)	3,000	27,435
Edenred	700	21,412
G4S PLC	15,300	53,615
Republic Services, Inc. - Class A	1,400	47,516
Secom Co., Ltd.	800	43,557
Securitas AB - Class B	2,900	25,363
Societe BIC SA	200	20,045
Stericycle, Inc. (A) (G)	600	66,258
Toppan Printing Co., Ltd.	2,000	13,894
Tyco International, Ltd. (A)	4,300	141,685
Waste Management, Inc.	3,300	133,089
Communications Equipment - 0.4%
AAC Technologies Holdings, Inc.	4,000	22,486
Cisco Systems, Inc.	22,700	551,837
F5 Networks, Inc. - Class B (G)	500	34,400
Juniper Networks, Inc. (A) (G)	1,800	34,758
Motorola Solutions, Inc. (A)	2,213	127,756
Nokia OYJ (A) (G)	16,698	61,858
QUALCOMM, Inc.	7,300	445,884
Research In Motion, Ltd. (A) (G)	1,700	17,910
Telefonaktiebolaget LM Ericsson - Class B	12,776	144,695
Computers & Peripherals - 0.7%
Apple, Inc.	4,000	1,584,320
Dell, Inc.	13,200	176,220
EMC Corp.	7,400	174,788
Gemalto NV	600	54,326
Hewlett-Packard Co.	7,200	178,560
NEC Corp.	7,000	15,315
NetApp, Inc. (G)	3,400	128,452
SanDisk Corp. (A) (G)	1,000	61,100
Seagate Technology PLC	2,800	125,524
Western Digital Corp. (A)	900	55,881
Construction & Engineering - 0.1%
ACS Actividades Co.	855	22,648
Bouygues SA - Class A	753	19,221
Chiyoda Corp.	1,000	11,766
Ferrovial SA	2,900	46,354
Fluor Corp. (A)	600	35,586
JGC Corp.	1,300	46,794
Kajima Corp.	4,900	16,254
Leighton Holdings, Ltd. (A)	3,687	52,097
Obayashi Corp.	6,000	31,155
Shimizu Corp.	5,000	20,115
Skanska AB - Class B	2,057	34,140
SNC-Lavalin Group, Inc.	1,300	54,920
Taisei Corp.	5,200	18,822
Vinci SA	1,996	100,169
Construction Materials - 0.1%
Boral, Ltd. (A)	2,548	9,810
CRH PLC	3,021	61,147
Fletcher Building, Ltd.	3,130	20,448
HeidelbergCement AG	650	43,717
Holcim, Ltd.	832	58,003
Imerys SA	600	36,765
James Hardie Industries PLC	4,700	40,362
Lafarge SA	552	33,942
Taiheiyo Cement Corp. (A)	8,000	25,570

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

	Shares	Value
Consumer Finance - 0.2%
Acom Co., Ltd. (G)	750	$ 23,858
AEON Financial Service Co., Ltd. (A)	1,000	28,322
American Express Co.	3,800	284,088
Capital One Financial Corp.	2,500	157,025
Credit Saison Co., Ltd.	600	15,058
Discover Financial Services	1,300	61,932
ORIX Corp.	3,800	51,916
SLM Corp.	2,600	59,436
Containers & Packaging - 0.0% (C)
Amcor, Ltd.	3,510	32,550
Ball Corp.	600	24,924
Toyo Seikan Group Holdings, Ltd.	1,600	24,634
Distributors - 0.0% (C)
Genuine Parts Co. (A)	600	46,842
Jardine Cycle & Carriage, Ltd. (A)	180	6,037
Diversified Consumer Services - 0.0% (C)
Benesse Holdings, Inc.	300	10,814
Diversified Financial Services - 0.9%
ASX, Ltd.	1,449	43,824
Bank of America Corp.	45,600	586,416
Banque Cantonale Vaudoise	100	49,653
CaixaBank	9,638	29,620
Citigroup, Inc.	12,911	619,341
CME Group, Inc. - Class A (A)	1,000	75,980
Deutsche Boerse AG	586	38,573
Eurazeo NPV	840	45,009
Exor SpA	200	5,915
First Pacific Co., Ltd.	17,000	18,192
Groupe Bruxelles Lambert SA	429	32,282
Hong Kong Exchanges and Clearing, Ltd.	4,600	69,450
Industrivarden AB - Class C	1,000	16,701
ING Groep NV (G)	13,860	126,286
IntercontinentalExchange, Inc. (A) (G)	300	53,328
Investment AB Kinnevik - Class B	999	25,608
Investor AB - Class B	1,891	50,841
Japan Exchange Group, Inc.	100	10,103
JPMorgan Chase & Co.	16,100	849,919
McGraw-Hill Cos., Inc.	2,300	122,337
Mitsubishi UFJ Lease & Finance Co., Ltd.	3,000	14,217
Moody’s Corp. (A)	1,000	60,930
NYSE Euronext	2,000	82,800
Pargesa Holding SA	651	43,455
Pohjola Bank PLC - Class A	618	9,082
Singapore Exchange, Ltd.	4,000	22,185
Wendel SA	400	41,210
Diversified Telecommunication Services - 0.8%
AT&T, Inc.	24,800	877,920
BCE, Inc. (A)	600	24,600
Belgacom SA	842	18,889
Bell Aliant, Inc. (A)	1,150	30,901
Bezeq Israeli Telecommunication Corp., Ltd.	12,438	16,618
BT Group PLC - Class A	33,088	155,605
CenturyLink, Inc. (A)	1,549	54,757
Deutsche Telekom AG	12,511	145,978
Elisa OYJ	964	18,834
France Telecom SA	6,700	63,385
Hellenic Telecommunications Organization SA (G)	1,000	7,810
HKT Trust / HKT, Ltd.	14,000	13,267
Iliad SA	123	26,601

	Shares	Value
Diversified Telecommunication Services (continued)
Inmarsat PLC	4,216	$ 43,187
Koninklijke KPN NV	27,789	57,766
Nippon Telegraph & Telephone Corp.	1,800	93,285
PCCW, Ltd.	8,000	3,765
Portugal Telecom SGPS SA	2,505	9,749
Singapore Telecommunications, Ltd.	34,000	100,860
Swisscom AG	129	56,487
TDC A/S - Class B	2,394	19,402
Telecom Corp. of New Zealand, Ltd.	6,787	11,834
Telecom Italia SpA	49,323	34,284
Telecom Italia SpA - RSP	35,922	19,966
Telefonica SA (G)	17,045	218,427
Telekom Austria AG	1,367	8,655
Telenor ASA	3,562	70,603
TeliaSonera AB	10,340	67,426
Telstra Corp., Ltd.	15,830	69,057
TELUS Corp.	800	23,353
TELUS Corp. (non-voting shares) Class A (H)	800	23,353
Verizon Communications, Inc.	12,000	604,080
Windstream Corp. (A)	8,000	61,680
Electric Utilities - 0.5%
American Electric Power Co., Inc.	1,200	53,736
Cheung Kong Infrastructure Holdings, Ltd. (A)	6,000	40,149
Chubu Electric Power Co., Inc.	2,300	32,605
Chugoku Electric Power Co., Inc. (A)	1,700	26,705
CLP Holdings, Ltd.	6,500	52,588
Contact Energy, Ltd.	665	2,639
Duke Energy Corp. (A)	2,296	154,980
Edison International (A)	900	43,344
EDP - Energias de Portugal SA	8,920	28,737
Electricite de France SA	1,016	23,586
Enel SpA	23,905	74,989
Entergy Corp. - Class B	600	41,808
Exelon Corp. (A)	3,078	95,049
FirstEnergy Corp. (A)	1,066	39,805
Fortis, Inc. (A)	1,300	39,790
Fortum OYJ	1,987	37,244
Hokkaido Electric Power Co., Inc. (A) (G)	800	10,938
Hokuriku Electric Power Co. (A)	1,400	21,992
Iberdrola SA	20,045	105,827
Kansai Electric Power Co., Inc. (G)	2,700	36,996
Kyushu Electric Power Co., Inc. (G)	3,500	52,793
NextEra Energy, Inc. (A)	1,700	138,516
Northeast Utilities	1,061	44,583
Power Assets Holdings, Ltd.	5,000	43,160
PPL Corp. (A)	2,900	87,754
Red Electrica Corp. SA (A)	400	21,998
Shikoku Electric Power Co., Inc. (A) (G)	500	9,029
Southern Co. (A)	3,100	136,803
SP AusNet	1,005	1,080
SSE PLC - Class B	2,398	55,547
Terna Rete Elettrica Nazionale SpA (A)	4,393	18,252
Tohoku Electric Power Co., Inc. (G)	1,300	16,240
Tokyo Electric Power Co., Inc. (G)	5,300	27,414
Verbund AG (A)	155	2,944
Xcel Energy, Inc. (A)	1,400	39,676
Electrical Equipment - 0.3%
ABB, Ltd.	7,949	172,605
Alstom SA	629	20,600

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

	Shares	Value
Electrical Equipment (continued)
AMETEK, Inc. - Class A	1,050	$ 44,415
Eaton Corp. PLC	1,994	131,225
Emerson Electric Co.	2,700	147,258
Legrand SA	671	31,128
Mitsubishi Electric Corp.	7,000	65,568
Nidec Corp. (A)	500	34,886
Prysmian SpA	896	16,736
Rockwell Automation, Inc. - Class B	500	41,570
Roper Industries, Inc. (A)	400	49,688
Schneider Electric SA	2,182	158,284
Sumitomo Electric Industries, Ltd.	2,700	32,287
Electronic Equipment & Instruments - 0.2%
Amphenol Corp. - Class A (A)	600	46,764
Corning, Inc.	3,700	52,651
FUJIFILM Holdings Corp.	1,700	37,452
Hexagon AB - Class B	872	23,315
Hirose Electric Co., Ltd.	100	13,188
Hitachi Chemical Co., Ltd. (A)	700	10,961
Hitachi High-Technologies Corp.	500	12,054
Hitachi, Ltd.	19,500	125,242
Hoya Corp.	1,600	33,055
Keyence Corp.	200	63,823
Kyocera Corp.	600	61,101
Murata Manufacturing Co., Ltd.	700	53,287
Nippon Electric Glass Co., Ltd.	1,500	7,305
Omron Corp.	600	17,858
TDK Corp. (A)	300	10,360
TE Connectivity, Ltd.	3,400	154,836
Energy Equipment & Services - 0.4%
Aker Solutions ASA	1,064	14,477
AMEC PLC	1,700	25,985
Baker Hughes, Inc.	3,000	138,390
Cameron International Corp. (G)	2,500	152,900
CGG (G)	1,038	22,955
Diamond Offshore Drilling, Inc.	600	41,274
Ensco PLC - Class A	800	46,496
FMC Technologies, Inc. (A) (G)	800	44,544
Fugro NV	354	19,192
Halliburton Co.	3,900	162,708
National Oilwell Varco, Inc.	1,800	124,020
Noble Corp.	1,000	37,580
Petrofac, Ltd.	2,778	50,618
Rowan Cos. PLC (G)	300	10,221
Saipem SpA	1,338	21,753
Schlumberger, Ltd.	5,639	404,091
SeaDrill, Ltd.	1,286	51,911
Subsea 7 SA (A)	1,363	23,897
Technip SA	431	43,765
Tenaris SA (A)	1,818	36,466
Transocean, Ltd.	1,113	53,567
Weatherford International, Ltd. (G)	5,900	80,830
WorleyParsons, Ltd.	874	15,579
Food & Staples Retailing - 0.8%
Aeon Co., Ltd. (A)	2,200	28,881
Alimentation Couche Tard, Inc. - Class B	400	23,733
Carrefour SA	2,140	58,858
Casino Guichard Perrachon SA	508	47,589
Colruyt SA	532	27,980
Costco Wholesale Corp.	1,600	176,912

	Shares	Value
Food & Staples Retailing (continued)
CVS Caremark Corp.	4,700	$ 268,746
Delhaize Group SA	429	26,519
Distribuidora Internacional de Alimentacion SA	1,040	7,865
FamilyMart Co., Ltd.	300	12,795
George Weston, Ltd. - Class A	400	31,846
J. Sainsbury PLC	9,900	53,499
Jeronimo Martins SGPS SA	1,149	24,214
Kesko OYJ - Class B	221	6,145
Koninklijke Ahold NV	2,746	40,872
Kroger Co.	1,600	55,264
Lawson, Inc. (A)	200	15,265
Loblaw Cos., Ltd. (A)	1,000	45,213
Metcash, Ltd. (A)	17,745	57,125
Metro AG	1,800	56,981
Olam International, Ltd. (A)	7,000	9,057
Seven & I Holdings Co., Ltd.	3,200	116,959
Shoppers Drug Mart Corp. (A)	1,100	50,748
Sysco Corp. (A)	4,300	146,888
Tesco PLC	29,088	146,616
Wal-Mart Stores, Inc.	7,900	588,471
Walgreen Co. (A)	3,700	163,540
Wesfarmers, Ltd.	3,623	131,211
Whole Foods Market, Inc. (A)	1,800	92,664
WM Morrison Supermarkets PLC (A)	23,879	95,082
Woolworths, Ltd.	5,314	159,454
Food Products - 0.9%
Ajinomoto Co., Inc.	3,000	44,041
Archer-Daniels-Midland Co.	4,900	166,159
Associated British Foods PLC	2,519	66,473
Bunge, Ltd. (A)	600	42,462
Campbell Soup Co. (A)	1,100	49,269
ConAgra Foods, Inc.	1,500	52,395
Danone SA	2,489	186,807
DE Master Blenders 1753 NV (G)	4,100	65,642
General Mills, Inc.	2,700	131,031
Golden Agri-Resources, Ltd. (A)	31,000	13,696
Hershey Co. (A)	600	53,568
Hormel Foods Corp. (A)	1,700	65,586
JM Smucker Co. (A)	500	51,575
Kellogg Co. (A)	2,200	141,306
Kerry Group PLC	740	40,841
Kraft Foods Group, Inc. (A)	2,033	113,584
Lindt & Spruengli AG	1	43,576
Mead Johnson Nutrition Co. - Class A	500	39,615
MEIJI Holdings Co., Ltd.	300	14,413
Mondelez International, Inc. - Class A	6,100	174,033
Nestle SA	13,962	915,723
Nippon Meat Packers, Inc.	1,000	15,295
Nisshin Seifun Group, Inc.	2,000	23,956
Nissin Foods Holdings Co., Ltd. (A)	300	12,145
Saputo, Inc.	500	22,982
Tate & Lyle PLC	2,200	27,588
Toyo Suisan Kaisha, Ltd.	1,000	33,273
Unilever NV	6,902	271,810
Unilever PLC	4,638	187,782
Wilmar International, Ltd. (A)	8,000	19,882
Yakult Honsha Co., Ltd. - Class A (A)	600	24,864
Yamazaki Baking Co., Ltd. (A)	2,500	29,366

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

	Shares	Value
Gas Utilities - 0.1%
APA Group	2,800	$ 15,339
Enagas SA	700	17,298
EQT Corp.	600	47,622
Gas Natural SDG SA (A)	2,960	59,681
Hong Kong & China Gas Co., Ltd.	20,757	50,741
ONEOK, Inc. (A)	2,500	103,275
Osaka Gas Co., Ltd.	7,000	29,572
Snam SpA	8,096	36,884
Toho Gas Co., Ltd. (A)	3,600	18,621
Tokyo Gas Co., Ltd.	9,000	49,728
Health Care Equipment & Supplies - 0.5%
Abbott Laboratories	6,700	233,696
Baxter International, Inc.	2,000	138,540
Becton Dickinson and Co. (A)	1,700	168,011
Boston Scientific Corp. (G)	6,000	55,620
Cie Generale D’optique Essilor International SA	764	81,287
Coloplast A/S	750	42,054
Covidien PLC	2,000	125,680
CR Bard, Inc.	700	76,076
Edwards Lifesciences Corp. (A) (G)	400	26,880
Elekta AB - Class B	1,200	18,252
Getinge AB - Class B	903	27,442
Intuitive Surgical, Inc. (A) (G)	200	101,316
Medtronic, Inc. (A)	3,800	195,586
Olympus Corp. (G)	800	24,320
Smith & Nephew PLC	4,334	48,450
Sonova Holding AG	403	42,751
St. Jude Medical, Inc. (A)	2,100	95,823
Stryker Corp. (A)	2,400	155,232
Sysmex Corp.	300	19,631
Terumo Corp.	400	19,903
Zimmer Holdings, Inc. - Class A (A)	600	44,964
Health Care Providers & Services - 0.5%
Aetna, Inc.	3,200	203,328
Alfresa Holdings Corp.	400	21,416
AmerisourceBergen Corp. - Class A	1,000	55,830
Catamaran Corp. (G)	800	38,939
Celesio AG	1,600	34,780
CIGNA Corp. (A)	2,800	202,972
DaVita HealthCare Partners, Inc. (G)	600	72,480
Express Scripts Holding Co. (G)	2,928	180,628
Fresenius Medical Care AG & Co., KGaA	568	40,316
Fresenius SE & Co. KGaA	348	42,901
HCA Holdings, Inc.	4,039	145,646
Humana, Inc. - Class A (A)	1,300	109,694
Laboratory Corp. of America Holdings (A) (G)	400	40,040
McKesson Corp.	600	68,700
Medipal Holdings Corp.	900	12,196
Miraca Holdings, Inc.	300	13,793
Quest Diagnostics, Inc. (A)	1,900	115,197
Ramsay Health Care, Ltd.	2,022	66,221
Sonic Healthcare, Ltd.	2,010	27,225
Suzuken Co., Ltd. (A)	700	23,573
UnitedHealth Group, Inc. (A)	3,800	248,824
WellPoint, Inc.	1,600	130,944
Health Care Technology - 0.0% (C)
Cerner Corp. (G)	500	48,045

	Shares	Value
Hotels, Restaurants & Leisure - 0.5%
Accor SA	574	$ 20,199
Carnival Corp.	3,800	130,302
Carnival PLC - Class A	3,300	114,938
Chipotle Mexican Grill, Inc. - Class A (A) (G)	136	49,552
Compass Group PLC	4,824	61,631
Crown, Ltd.	2,758	30,545
Echo Entertainment Group, Ltd. - Class A	3,197	8,947
Galaxy Entertainment Group, Ltd. (A) (G)	11,400	55,633
Genting Singapore PLC (A)	36,000	37,491
Las Vegas Sands Corp.	2,900	153,497
Marriott International, Inc. - Class A (A)	2,300	92,851
McDonald’s Corp.	4,300	425,700
McDonald’s Holdings Co., Japan, Ltd. (A)	400	11,091
MGM China Holdings, Ltd.	4,000	10,676
OPAP SA	1,205	10,085
Oriental Land Co., Ltd.	200	30,934
Sands China, Ltd.	10,000	47,382
Shangri-La Asia, Ltd.	8,000	13,822
SJM Holdings, Ltd.	7,000	16,859
SKYCITY Entertainment Group, Ltd.	3,871	13,079
Sodexo	250	20,826
Starbucks Corp.	2,700	176,823
Starwood Hotels & Resorts Worldwide, Inc.	600	37,914
Tatts Group, Ltd.	8,000	23,193
Tim Hortons, Inc.	400	21,634
Wynn Macau, Ltd. (A)	9,161	24,863
Wynn Resorts, Ltd. (A)	300	38,400
Yum! Brands, Inc.	1,700	117,878
Household Durables - 0.1%
Electrolux AB - Series B	977	24,679
Husqvarna AB - Class B	2,400	12,665
Panasonic Corp. (G)	8,000	64,287
Rinnai Corp.	200	14,237
Sekisui Chemical Co., Ltd.	3,000	31,851
Sekisui House, Ltd.	3,000	43,376
Sharp Corp. (A) (G)	8,400	33,878
Sony Corp. (A)	4,300	90,093
Household Products - 0.5%
Church & Dwight Co., Inc.	900	55,539
Clorox Co. (A)	600	49,884
Colgate-Palmolive Co.	3,400	194,786
Henkel AG & Co. KGaA	564	44,231
Kao Corp. (A)	1,900	64,655
Kimberly-Clark Corp. (A)	1,400	135,996
Procter & Gamble Co.	11,600	893,084
Reckitt Benckiser Group PLC	2,437	172,281
Svenska Cellulosa AB - Class B	2,423	60,809
UniCharm Corp.	300	16,969
Independent Power Producers & Energy Traders - 0.1%
AES Corp. (A)	3,000	35,970
Calpine Corp. (G)	6,500	137,995
Enel Green Power SpA	17,983	37,335
Industrial Conglomerates - 0.6%
3M Co. (A)	2,400	262,440
Danaher Corp.	2,100	132,930
General Electric Co.	44,800	1,038,912
Hutchison Whampoa, Ltd.	8,000	84,115
Keppel Corp., Ltd.	5,200	42,667
Koninklijke Philips Electronics NV	3,632	99,019

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

	Shares	Value
Industrial Conglomerates (continued)
NWS Holdings, Ltd.	12,000	$ 18,319
Orkla ASA	2,487	20,373
SembCorp Industries, Ltd.	4,000	15,621
Siemens AG - Class A	3,519	355,676
Smiths Group PLC	3,680	73,210
Toshiba Corp.	15,000	72,142
Insurance - 1.4%
ACE, Ltd. (A)	1,400	125,272
Aflac, Inc.	1,200	69,744
Ageas	901	31,636
AIA Group, Ltd.	51,600	218,547
Allianz SE - Class A	1,904	278,194
Allstate Corp.	1,200	57,744
American International Group, Inc. (G)	5,920	264,624
AMP, Ltd.	6,833	26,559
AON PLC	2,300	148,005
Arch Capital Group, Ltd. (A) (G)	300	15,423
Assicurazioni Generali SpA	4,281	74,781
Aviva PLC	10,097	52,153
Berkshire Hathaway, Inc. - Class B (A) (G)	4,500	503,640
Chubb Corp. - Class A	700	59,255
CNP Assurances	1,601	22,975
Delta Lloyd NV	307	6,152
Everest RE Group, Ltd.	100	12,826
Gjensidige Forsikring ASA - Class A	1,640	24,123
Hannover Rueckversicherung SE	1,000	72,007
Hartford Financial Services Group, Inc. (A)	1,800	55,656
Insurance Australia Group, Ltd.	7,001	34,831
Intact Financial Corp.	700	39,436
Legal & General Group PLC	25,762	67,159
Lincoln National Corp. (A)	400	14,588
Loews Corp.	2,700	119,880
Manulife Financial Corp. (A)	6,500	104,017
Mapfre SA (A)	14,080	45,855
Marsh & McLennan Cos., Inc.	3,900	155,688
MetLife, Inc.	4,000	183,040
MS&AD Insurance Group Holdings	2,100	53,400
Muenchener Rueckversicherungs AG	631	116,138
NKSJ Holdings, Inc.	1,700	40,537
Old Mutual PLC	21,089	57,960
PartnerRe, Ltd. (A)	300	27,168
Power Corp. of Canada (A)	2,000	53,666
Power Financial Corp. (A)	1,100	31,984
Principal Financial Group, Inc. (A)	1,400	52,430
Progressive Corp. (A)	5,200	132,184
Prudential Financial, Inc.	2,000	146,060
Prudential PLC	9,209	150,569
QBE Insurance Group, Ltd.	5,037	69,513
RenaissanceRe Holdings, Ltd. (A)	200	17,358
RSA Insurance Group PLC	67,400	121,989
Sampo - Class A	1,811	70,577
SCOR SE	874	26,820
Sony Financial Holdings, Inc.	2,620	41,395
Standard Life PLC	17,652	92,813
Sun Life Financial, Inc.	2,500	74,047
Suncorp Group, Ltd.	5,451	59,424
Swiss Life Holding AG	300	48,785
Swiss Re AG	1,463	108,887
T&D Holdings, Inc.	2,450	32,953

	Shares	Value
Insurance (continued)
Tokio Marine Holdings, Inc.	3,100	$ 98,301
Travelers Cos., Inc.	1,600	127,872
Tryg A/S	292	24,068
Vienna Insurance Group AG	130	6,038
Willis Group Holdings PLC (A)	1,000	40,780
XL Group PLC - Class A	2,500	75,800
Zurich Insurance Group AG	509	132,026
Internet & Catalog Retail - 0.2%
Amazon.com, Inc. (G)	1,500	416,535
Liberty Interactive Corp. - Series A (A) (G)	2,000	46,020
priceline.com, Inc. (G)	200	165,426
Rakuten, Inc.	3,073	36,344
Internet Software & Services - 0.4%
DeNA Co., Ltd. (A)	410	8,053
eBay, Inc. (G)	4,200	217,224
Facebook, Inc. - Class A (G)	6,000	149,160
Google, Inc. - Class A (G)	1,100	968,407
Gree, Inc. (A) (G)	1,700	15,083
LinkedIn Corp. - Class A (A) (G)	500	89,150
Yahoo Japan Corp.	41	20,215
Yahoo! Inc. (G)	4,200	105,462
IT Services - 0.7%
Accenture PLC - Class A	2,300	165,508
Amadeus IT Holding SA - Class A	1,507	48,167
AtoS	13	965
Automatic Data Processing, Inc. (A)	2,100	144,606
Capital Gemini SA	492	23,919
CGI Group, Inc. - Class A (G)	1,300	38,072
Cognizant Technology Solutions Corp. - Class A (G)	1,600	100,176
Computershare, Ltd.	1,070	10,050
Fidelity National Information Services, Inc.	1,100	47,124
Fiserv, Inc. (G)	500	43,705
Fujitsu, Ltd.	7,000	28,937
International Business Machines Corp.	4,600	879,106
ITOCHU Techno-Solutions Corp.	400	16,556
Mastercard, Inc. - Class A (A)	400	229,800
Nomura Research Institute, Ltd.	1,500	48,851
NTT Data Corp.	4	14,196
Paychex, Inc. (A)	1,200	43,824
Teradata Corp. (A) (G)	1,500	75,345
Visa, Inc. - Class A (A)	2,200	402,050
Western Union Co. (A)	2,100	35,931
Leisure Equipment & Products - 0.1%
Mattel, Inc. (A)	2,600	117,806
Namco Bandai Holdings, Inc.	1,400	22,727
Nikon Corp.	1,200	27,998
Sankyo Co., Ltd.	300	14,171
Sega Sammy Holdings, Inc.	600	15,021
Shimano, Inc. (A)	200	16,979
Life Sciences Tools & Services - 0.1%
Agilent Technologies, Inc.	2,800	119,728
QIAGEN NV (G)	1,900	37,332
Thermo Fisher Scientific, Inc.	1,500	126,945
Machinery - 0.7%
Alfa Laval AB	1,076	21,982
Amada Co., Ltd.	3,000	19,813
Andritz AG	300	15,395
Atlas Copco AB - Class A	2,427	58,629
Atlas Copco AB - Class B	1,598	34,266

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

	Shares	Value
Machinery (continued)
Caterpillar, Inc. (A)	2,300	$ 189,727
Cummins, Inc.	1,300	140,998
Deere & Co. (A)	1,600	130,000
Dover Corp. (A)	1,300	100,958
FANUC Corp.	800	115,991
Fiat Industrial SpA	3,146	35,074
GEA Group AG	1,022	36,224
Hino Motors, Ltd.	2,000	29,361
Hitachi Construction Machinery Co., Ltd.	200	4,043
IHI Corp. (A)	5,000	18,955
Illinois Tool Works, Inc. - Class A (A)	1,800	124,506
Ingersoll-Rand PLC	2,700	149,904
Joy Global, Inc. (A)	500	24,265
JTEKT Corp.	1,200	13,503
Kawasaki Heavy Industries, Ltd.	15,000	46,128
Komatsu, Ltd.	4,000	92,478
Kone OYJ - Class B	744	59,123
Kubota Corp.	5,000	72,999
Kurita Water Industries, Ltd. (A)	500	10,592
Makita Corp. (A)	300	16,213
MAN SE	321	35,056
Metso OYJ	455	15,470
Mitsubishi Heavy Industries, Ltd.	11,000	61,111
Nabtesco Corp.	600	12,480
NGK Insulators, Ltd.	1,400	17,362
NSK, Ltd.	2,000	19,137
PACCAR, Inc. (A)	2,800	150,248
Parker Hannifin Corp. (A)	1,400	133,560
Pentair, Ltd.	263	15,173
Sandvik AB	3,623	43,328
Scania AB - Class B	970	19,426
Schindler Holding AG	200	27,103
SembCorp Marine, Ltd. (A)	4,000	13,633
SKF AB - Class B	2,461	57,652
SMC Corp.	200	40,169
Stanley Black & Decker, Inc. (A)	1,700	131,410
Sumitomo Heavy Industries, Ltd.	4,000	16,858
THK Co., Ltd.	1,000	21,022
Vallourec SA	994	50,298
Volvo AB - Class B	7,096	95,021
Wartsila OYJ Abp	587	25,543
Weir Group PLC	2,900	94,875
Yangzijiang Shipbuilding Holdings, Ltd.	14,000	9,168
Marine - 0.0% (C)
A.P. Moller - Maersk A/S - Class A	1	6,743
A.P. Moller - Maersk A/S - Class B	3	21,487
Keuhne & Nagel International AG	443	48,636
Mitsui OSK Lines, Ltd. (G)	3,000	11,706
Nippon Yusen KK (A)	11,000	29,169
Orient Overseas International, Ltd.	3,000	19,378
Media - 1.0%
Axel Springer AG (A)	700	29,863
British Sky Broadcasting Group PLC	4,495	54,146
CBS Corp. - Class B	1,500	73,305
Comcast Corp. - Class A (A)	8,900	372,732
Comcast Corp. - Special Class A (A)	1,500	59,505
Dentsu, Inc.	1,300	44,959
DIRECTV (A) (G)	2,500	154,050
Discovery Communications, Inc. - Series A (A) (G)	2,000	154,420

	Shares	Value
Media (continued)
DISH Network Corp. - Class A	3,200	$ 136,064
Eutelsat Communications SA	1,278	36,281
JCDecaux SA	1,315	35,868
Kabel Deutschland Holding AG	800	87,866
Lagardere SCA	1,800	50,140
Liberty Global PLC (G)	2,200	162,976
Liberty Media Corp. - Class A (G)	600	76,056
News Corp. - Class A (A)	6,100	198,860
News Corp. - Class B	1,900	62,358
Omnicom Group, Inc. (A)	2,300	144,601
Pearson PLC	2,730	48,622
Publicis Groupe SA	701	49,911
Reed Elsevier NV	3,606	60,080
Reed Elsevier PLC	6,093	69,226
Scripps Networks Interactive, Inc. - Class A	900	60,084
SES	872	24,971
Shaw Communications, Inc. - Class B (A)	2,200	52,798
Singapore Press Holdings, Ltd. (A)	7,000	23,030
Sirius XM Radio, Inc. (A)	37,874	126,878
Telenet Group Holding NV	200	9,179
Thomson Reuters Corp. - Class B	900	29,370
Time Warner Cable, Inc.	1,300	146,224
Time Warner, Inc.	3,500	202,370
Toho Co., Ltd.	1,100	22,648
Viacom, Inc. - Class B (A)	1,200	81,660
Vivendi SA	5,666	107,308
Walt Disney Co. - Class A	7,200	454,680
Wolters Kluwer NV	700	14,811
WPP PLC - Class A	3,710	63,311
Metals & Mining - 0.7%
Agnico-Eagle Mines, Ltd.	600	16,545
Alcoa, Inc. (A)	12,400	96,968
Anglo American PLC	4,851	93,407
Antofagasta PLC - Class A	5,815	70,312
ArcelorMittal (A)	4,057	45,277
Barrick Gold Corp.	4,200	66,293
BHP Billiton PLC	7,679	196,447
BHP Billiton, Ltd.	13,601	390,205
Boliden AB	1,192	14,780
Daido Steel Co., Ltd.	1,900	9,636
Eldorado Gold Corp. - Class A	5,200	32,188
First Quantum Minerals, Ltd.	3,948	58,561
Fortescue Metals Group, Ltd. (A)	11,892	33,063
Franco-Nevada Corp.	500	17,900
Freeport-McMoRan Copper & Gold, Inc.	3,400	93,874
Fresnillo PLC	4,101	55,014
Glencore International PLC	40,302	166,821
Goldcorp, Inc.	2,900	72,024
Hitachi Metals, Ltd. (A)	1,400	15,753
Iluka Resources, Ltd. (A)	5,315	48,560
JFE Holdings, Inc.	2,100	46,095
Kinross Gold Corp.	6,433	32,969
Kobe Steel, Ltd. (A) (G)	9,000	11,162
Mitsubishi Materials Corp.	4,000	14,075
New Gold, Inc. (G)	2,650	17,159
Newcrest Mining, Ltd.	3,252	29,355
Newmont Mining Corp. (A)	2,100	62,895
Nippon Steel & Sumitomo Metal Corp.	31,000	83,767
Norsk Hydro ASA (A)	3,792	15,132

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

	Shares	Value
Metals & Mining (continued)
Nucor Corp. (A)	1,000	$ 43,320
Randgold Resources, Ltd.	700	43,492
Rio Tinto PLC	4,842	197,588
Rio Tinto, Ltd.	1,626	77,877
Silver Wheaton Corp.	1,500	29,395
Sumitomo Metal Mining Co., Ltd.	2,000	22,303
Teck Resources, Ltd. - Class B (A)	2,100	44,867
ThyssenKrupp AG (G)	1,549	30,435
Turquoise Hill Resources, Ltd. (G)	6,045	35,866
Voestalpine AG	563	19,882
Yamana Gold, Inc. (A)	3,200	30,518
Multi-Utilities - 0.5%
AGL Energy, Ltd.	3,330	44,098
Ameren Corp. (A)	1,100	37,884
Canadian Utilities, Ltd. - Class A	600	21,057
CenterPoint Energy, Inc. (A)	1,900	44,631
Centrica PLC	21,915	120,061
CMS Energy Corp. (A)	3,100	84,227
Consolidated Edison, Inc. (A)	1,600	93,296
Dominion Resources, Inc. (A)	2,400	136,368
DTE Energy Co.	700	46,907
E.ON SE	6,554	107,576
GDF Suez	5,410	105,946
National Grid PLC - Class B	12,893	146,288
NiSource, Inc. - Class B (A)	3,000	85,920
PG&E Corp. (A)	3,100	141,763
Public Service Enterprise Group, Inc. (A)	1,200	39,192
RWE AG	1,736	55,407
SCANA Corp. (A)	1,500	73,650
Sempra Energy (A)	1,090	89,118
Suez Environnement Co.	1,600	20,668
United Utilities Group PLC	8,508	88,511
Veolia Environnement SA	1,382	15,724
Wisconsin Energy Corp. (A)	1,300	53,287
Multiline Retail - 0.2%
Canadian Tire Corp., Ltd. - Class A (A)	800	60,230
Dollar General Corp. (G)	2,500	126,075
Dollar Tree, Inc. (G)	800	40,672
Family Dollar Stores, Inc.	700	43,617
Isetan Mitsukoshi Holdings, Ltd.	1,200	15,934
Kohl’s Corp. (A)	800	40,408
Macy’s, Inc.	3,200	153,600
Marks & Spencer Group PLC	13,300	87,125
Next PLC	1,400	97,055
Nordstrom, Inc. (A)	700	41,958
Target Corp. (A)	2,300	158,378
Office Electronics - 0.1%
Brother Industries, Ltd.	2,200	24,777
Canon, Inc. (A)	4,800	156,564
Konica Minolta, Inc.	1,500	11,328
Ricoh Co., Ltd.	2,000	23,795
Xerox Corp. (A)	4,800	43,536
Oil, Gas & Consumable Fuels - 2.7%
Anadarko Petroleum Corp. - Class A	1,800	154,674
Apache Corp. (A)	1,400	117,362
ARC Resources, Ltd. (A)	1,000	26,177
Athabasca Oil Corp. - Class A (G)	1,900	11,761
Baytex Energy Corp. (A)	900	32,433
BG Group PLC	14,369	244,443

	Shares	Value
Oil, Gas & Consumable Fuels (continued)
BP PLC	80,568	$ 557,863
Cameco Corp. - Class A (A)	2,400	49,543
Canadian Natural Resources, Ltd.	4,000	112,770
Canadian Oil Sands, Ltd.	3,700	68,498
Cenovus Energy, Inc. (A)	2,700	77,018
Chesapeake Energy Corp. (A)	7,000	142,660
Chevron Corp.	8,300	982,222
Cobalt International Energy, Inc. (G)	2,300	61,111
Concho Resources, Inc. (A) (G)	401	33,572
ConocoPhillips (A)	4,400	266,200
CONSOL Energy, Inc.	1,100	29,810
Continental Resources, Inc. - Class B (A) (G)	1,482	127,541
Crescent Point Energy Corp. (A)	1,300	44,091
Denbury Resources, Inc. (A) (G)	500	8,660
Devon Energy Corp. - Class A	900	46,692
Enbridge, Inc.	3,300	138,721
EnCana Corp. (A)	3,100	52,438
ENI SpA - Class B	10,808	221,997
EOG Resources, Inc.	1,100	144,848
Exxon Mobil Corp.	19,815	1,790,285
Galp Energia SGPS SA - Class B	1,035	15,324
Hess Corp. (A)	2,600	172,874
Husky Energy, Inc. (A)	2,700	71,935
Idemitsu Kosan Co., Ltd.	100	7,693
Imperial Oil, Ltd.	1,300	49,629
INPEX Corp.	8	33,394
Japan Petroleum Exploration Co.	300	12,175
JX Holdings, Inc.	8,000	38,798
Kinder Morgan Management LLC (G)	745	62,275
Kinder Morgan, Inc.	3,325	126,849
Lundin Petroleum AB (G)	1,096	21,737
Marathon Oil Corp.	1,600	55,328
Marathon Petroleum Corp.	1,000	71,060
MEG Energy Corp. (G)	1,600	43,860
Murphy Oil Corp. (A)	700	42,623
Neste Oil OYJ	697	10,197
Noble Energy, Inc.	2,600	156,104
Occidental Petroleum Corp.	2,900	258,767
OMV AG	597	26,965
Origin Energy, Ltd.	2,554	29,361
Pacific Rubiales Energy Corp.	2,500	43,905
Peabody Energy Corp.	1,200	17,568
Pembina Pipeline Corp. (A)	1,000	30,598
Penn West Petroleum, Ltd. (A)	4,300	45,384
Phillips 66	2,500	147,275
Pioneer Natural Resources Co. (A)	1,200	173,700
Range Resources Corp.	600	46,392
Repsol SA - Class A	3,228	68,110
Royal Dutch Shell PLC - Class A	15,681	500,850
Royal Dutch Shell PLC - Class B	11,229	371,633
Santos, Ltd.	6,203	71,082
Showa Shell Sekiyu KK (A)	200	1,645
Southwestern Energy Co. (G)	1,200	43,836
Spectra Energy Corp.	4,600	158,516
Statoil ASA	4,735	97,672
Talisman Energy, Inc.	4,400	50,204
TonenGeneral Sekiyu KK (A)	3,000	29,068
Total SA	8,976	438,194
Tourmaline Oil Corp. (G)	824	33,009

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

	Shares	Value
Oil, Gas & Consumable Fuels (continued)
TransCanada Corp. (A)	2,600	$ 111,941
Tullow Oil PLC	2,114	32,185
Valero Energy Corp.	1,600	55,632
Vermilion Energy, Inc. (A)	500	24,441
Whitehaven Coal, Ltd. - Class B (A)	10,100	21,245
Williams Cos., Inc.	1,500	48,705
Woodside Petroleum, Ltd.	2,350	75,243
Paper & Forest Products - 0.1%
International Paper Co.	3,700	163,947
OJI Holdings Corp. (A)	3,000	12,099
Stora Enso OYJ - Class R	2,963	19,863
UPM-Kymmene OYJ (A)	1,888	18,505
Personal Products - 0.1%
Beiersdorf AG	486	42,384
Estee Lauder Cos., Inc. - Class A	1,900	124,963
L’Oreal SA	986	162,033
Shiseido Co., Ltd. (A)	900	13,403
Pharmaceuticals - 2.2%
AbbVie, Inc. - Class G	6,700	276,978
Actavis, Inc. (G)	1,300	164,086
Allergan, Inc.	1,100	92,664
Astellas Pharma, Inc.	1,900	103,257
AstraZeneca PLC	4,630	219,358
Bayer AG	3,529	376,347
Bristol-Myers Squibb Co.	6,100	272,609
Chugai Pharmaceutical Co., Ltd.	700	14,511
Daiichi Sankyo Co., Ltd.	2,400	40,073
Dainippon Sumitomo Pharma Co., Ltd.	2,000	26,437
Eisai Co., Ltd. (A)	900	36,706
Eli Lilly & Co.	3,800	186,656
Forest Laboratories, Inc. (G)	1,100	45,100
GlaxoSmithKline PLC	21,269	533,113
Hisamitsu Pharmaceutical Co., Inc.	300	15,245
Hospira, Inc. (A) (G)	200	7,662
Johnson & Johnson	11,594	995,461
Kyowa Hakko Kirin Co., Ltd. (A)	1,300	14,707
Merck & Co., Inc. (A)	12,900	599,205
Merck KGaA	321	48,907
Mitsubishi Tanabe Pharma Corp.	2,000	25,912
Mylan, Inc. (A) (G)	1,800	55,854
Novartis AG	9,728	691,069
Novo Nordisk A/S - Class B	1,726	268,986
Ono Pharmaceutical Co., Ltd.	200	13,571
Orion OYJ - Class B	552	12,948
Otsuka Holdings Co., Ltd.	1,300	42,927
Perrigo Co.	400	48,400
Pfizer, Inc. (A)	31,700	887,917
Roche Holding AG	2,925	727,727
Sanofi	5,064	524,819
Santen Pharmaceutical Co., Ltd. (A)	500	21,527
Shionogi & Co., Ltd.	1,000	20,871
Shire PLC	2,902	92,028
Taisho Pharmaceutical Holdings Co., Ltd.	201	14,267
Takeda Pharmaceutical Co., Ltd.	3,300	149,062
Teva Pharmaceutical Industries, Ltd.	3,598	139,071
UCB SA	405	21,817
Valeant Pharmaceuticals International, Inc. (G)	1,200	103,467

	Shares	Value
Professional Services - 0.1%
Adecco SA	1,094	$ 62,370
Bureau Veritas SA	784	20,303
Capita PLC	4,652	68,349
Experian Group, Ltd.	3,140	54,587
Intertek Group PLC	1,100	48,903
Nielsen Holdings NV	2,790	93,716
SGS SA	28	60,147
Verisk Analytics, Inc. - Class A (G)	800	47,760
Real Estate Investment Trusts - 0.8%
American Capital Agency Corp. (A)	1,500	34,485
American Tower Corp. - Class A	1,400	102,438
Annaly Capital Management, Inc.	7,800	98,046
Ascendas Real Estate Investment Trust (A)	8,000	14,075
AvalonBay Communities, Inc.	300	40,473
Boston Properties, Inc.	1,200	126,564
British Land Co., PLC	8,400	72,376
CapitaCommercial Trust (A)	11,000	12,714
CapitaMall Trust (A)	7,000	11,018
CFS Retail Property Trust Group (A)	15,200	27,802
Corio NV	1,304	51,879
Dexus Property Group	59,000	57,736
Digital Realty Trust, Inc. (A)	500	30,500
Equity Residential	2,300	133,538
Federal Realty Investment Trust	500	51,840
Fonciere Des Regions	400	30,011
Gecina SA	205	22,676
General Growth Properties, Inc.	6,114	121,485
Goodman Group	6,635	29,612
GPT Group	7,080	24,864
HCP, Inc.	3,100	140,864
Health Care REIT, Inc.	700	46,921
Host Hotels & Resorts, Inc. (A)	7,000	118,090
ICADE	493	40,710
Japan Real Estate Investment Corp.	3	33,485
Japan Retail Fund Investment Corp. - Class A	8	16,713
Kimco Realty Corp. (A)	1,900	40,717
Klepierre	583	22,978
Land Securities Group PLC	4,245	57,075
Link REIT	8,000	39,401
Macerich Co. - Class A	600	36,582
Mirvac Group	20,200	29,651
Nippon Building Fund, Inc. (A)	2	23,150
Public Storage	1,000	153,330
RioCan Real Estate Investment Trust	800	19,222
Simon Property Group, Inc.	1,100	173,712
SL Green Realty Corp. (A)	700	61,733
Stockland	15,671	49,875
Unibail-Rodamco SE	369	85,975
Ventas, Inc.	2,200	152,812
Vornado Realty Trust - Class A	1,300	107,705
Westfield Group	7,948	83,156
Westfield Retail Trust	9,225	26,154
Weyerhaeuser Co.	1,800	51,282
Real Estate Management & Development - 0.3%
Aeon Mall Co., Ltd. - Class A	600	14,864
Brookfield Asset Management, Inc. - Class A	2,000	71,884
Brookfield Office Properties, Inc.	2,600	43,238
CapitaLand, Ltd. (A)	11,000	26,730
Cheung Kong Holdings, Ltd.	6,000	81,382

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

	Shares	Value
Real Estate Management & Development (continued)
City Developments, Ltd. (A)	1,362	$ 11,498
Daito Trust Construction Co., Ltd.	200	18,855
Daiwa House Industry Co., Ltd.	2,000	37,326
Global Logistic Properties, Ltd. - Class L (A)	13,000	28,205
Hang Lung Properties, Ltd.	13,000	45,339
Henderson Land Development Co., Ltd.	4,400	26,351
Hulic Co., Ltd. (A)	3,500	37,548
Hysan Development Co., Ltd.	4,389	18,957
IMMOFINANZ AG	3,896	14,554
Keppel Land, Ltd.	8,000	21,144
Kerry Properties, Ltd.	3,000	11,739
Mitsubishi Estate Co., Ltd.	5,200	138,467
Mitsui Fudosan Co., Ltd.	3,200	94,116
New World Development Co., Ltd.	11,000	15,204
Nomura Real Estate Holdings, Inc.	700	15,485
Sino Land Co., Ltd.	15,200	21,283
Sumitomo Realty & Development Co., Ltd.	1,900	75,766
Sun Hung Kai Properties, Ltd.	6,000	77,436
Swire Pacific, Ltd. - Series A	2,500	30,170
Swire Properties, Ltd.	8,000	23,826
Tokyu Land Corp.	4,000	36,701
UOL Group, Ltd.	4,000	21,207
Wharf Holdings, Ltd.	6,000	50,477
Wheelock & Co., Ltd.	4,000	20,010
Road & Rail - 0.3%
Aurizon Holdings, Ltd.	13,914	52,936
Canadian National Railway Co.	1,600	155,786
Canadian Pacific Railway, Ltd. (A)	700	84,883
Central Japan Railway Co.	618	75,583
ComfortDelGro Corp., Ltd.	7,000	10,134
CSX Corp.	2,400	55,656
DSV A/S	915	22,308
East Japan Railway Co.	1,400	108,832
Hankyu Hanshin Holdings, Inc.	2,900	16,520
Kansas City Southern (A)	500	52,980
Keikyu Corp.	3,000	25,771
Keio Corp.	2,000	13,753
Keisei Electric Railway Co., Ltd.	1,600	14,987
Kintetsu Corp. (A)	7,000	30,772
MTR Corp., Ltd.	4,000	14,647
Nippon Express Co., Ltd.	3,000	14,247
Norfolk Southern Corp. (A)	800	58,120
Odakyu Electric Railway Co., Ltd.	2,000	19,520
Tobu Railway Co., Ltd.	4,000	20,609
Tokyu Corp.	3,000	19,631
Union Pacific Corp.	1,700	262,276
West Japan Railway Co.	720	30,563
Semiconductors & Semiconductor Equipment - 0.4%
Advantest Corp. (A)	1,200	19,746
Altera Corp.	1,100	36,289
Analog Devices, Inc. - Class A	1,000	45,060
Applied Materials, Inc. - Class A	9,700	144,627
ARM Holdings PLC	6,042	73,057
ASM Pacific Technology, Ltd. (A)	1,178	13,024
ASML Holding NV	1,528	120,568
Avago Technologies, Ltd. - Class A	1,100	41,118
Broadcom Corp. - Class A (A)	3,300	111,408
Infineon Technologies AG	3,649	30,541
Intel Corp. (A)	21,300	515,886

	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
KLA-Tencor Corp.	700	$ 39,011
Marvell Technology Group, Ltd. (A)	2,500	29,275
Maxim Integrated Products, Inc. - Class A (A)	1,300	36,114
Mellanox Technologies, Ltd. - Class B (G)	200	9,875
NVIDIA Corp. (A)	4,100	57,523
ROHM Co., Ltd.	900	36,297
STMicroelectronics NV - Class B	4,800	43,242
Texas Instruments, Inc. (A)	4,200	146,454
Tokyo Electron, Ltd.	600	30,369
Xilinx, Inc. (A)	1,100	43,571
Software - 0.9%
Activision Blizzard, Inc.	9,100	129,766
Adobe Systems, Inc. (G)	4,000	182,240
Autodesk, Inc. (G)	900	30,546
CA, Inc.	1,500	42,945
Citrix Systems, Inc. (G)	1,300	78,429
Dassault Systemes SA	242	29,604
Intuit, Inc.	2,300	140,369
Konami Corp. (A)	1,200	25,469
Microsoft Corp.	33,800	1,167,114
Nexon Co., Ltd. (A)	2,400	26,473
NICE Systems, Ltd.	171	6,215
Nintendo Co., Ltd. (A)	400	47,187
Oracle Corp.	16,800	516,096
Oracle Corp. (A)	300	12,447
Red Hat, Inc. (A) (G)	600	28,692
Sage Group PLC	7,890	40,825
Salesforce.com, Inc. (A) (G)	3,600	137,448
SAP AG	3,935	288,163
Symantec Corp.	6,900	155,043
Trend Micro, Inc. (A)	400	12,704
VMware, Inc. - Class A (A) (G)	1,100	73,689
Specialty Retail - 0.6%
ABC-Mart, Inc.	400	15,608
AutoZone, Inc. (A) (G)	300	127,107
Bed Bath & Beyond, Inc. (A) (G)	1,800	127,620
Fast Retailing Co., Ltd.	200	67,453
Gap, Inc. - Class A	4,000	166,920
Hennes & Mauritz AB - Class B	3,974	130,608
Home Depot, Inc.	6,500	503,555
Inditex SA	932	115,054
Kingfisher PLC	10,833	56,514
L Brands, Inc. (A)	800	39,400
Lowe’s Cos., Inc.	4,500	184,050
Nitori Holdings Co., Ltd.	450	36,298
O’Reilly Automotive, Inc. (G)	400	45,048
PetSmart, Inc. - Class A (A)	800	53,592
Ross Stores, Inc. (A)	600	38,886
Sanrio Co., Ltd. (A)	300	13,959
Shimamura Co., Ltd.	300	36,449
Staples, Inc. (A)	2,500	39,650
Tiffany & Co.	500	36,420
TJX Cos., Inc.	2,700	135,162
USS Co., Ltd.	270	34,274
Yamada Denki Co., Ltd. (A)	720	29,220
Textiles, Apparel & Luxury Goods - 0.4%
Adidas AG	924	99,994
Burberry Group PLC	5,118	105,165

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
Christian Dior SA	182	$ 29,376
Cie Financiere Richemont SA	1,908	168,772
Coach, Inc. - Class A (A)	2,400	137,016
Fossil Group, Inc. (A) (G)	320	33,059
Gildan Activewear, Inc. - Class A	600	24,332
Hugo Boss AG - Class A	400	44,048
Kering	240	48,780
Li & Fung, Ltd. (A)	20,000	27,437
Lululemon Athletica, Inc. (A) (G)	234	15,332
Luxottica Group SpA	871	44,034
LVMH Moet Hennessy Louis Vuitton SA	1,061	171,941
NIKE, Inc. - Class B	2,600	165,568
Ralph Lauren Corp. - Class A	700	121,618
Swatch Group AG	346	108,727
V.F. Corp.	700	135,142
Tobacco - 0.5%
Altria Group, Inc.	7,400	258,926
British American Tobacco PLC	8,243	422,190
Imperial Tobacco Group PLC	3,581	124,181
Japan Tobacco, Inc.	4,678	165,319
Lorillard, Inc. (A)	2,100	91,728
Philip Morris International, Inc.	7,200	623,664
Reynolds American, Inc. - Class A	3,000	145,110
Swedish Match AB	871	30,925
Trading Companies & Distributors - 0.3%
Brenntag AG	300	45,571
Bunzl PLC	2,400	46,723
Fastenal Co. (A)	2,700	123,795
Finning International, Inc.	1,900	39,113
ITOCHU Corp.	6,000	69,268
Marubeni Corp.	6,400	42,783
Mitsubishi Corp.	5,900	101,070
Mitsui & Co., Ltd.	7,400	92,966
Noble Group, Ltd.	31,000	23,724
Rexel SA	1,700	38,237
Sojitz Corp.	11,500	19,132
Sumitomo Corp.	4,100	51,136
Toyota Tsusho Corp.	600	15,469
Wolseley PLC	1,271	58,632
WW Grainger, Inc. (A)	600	151,308
Transportation Infrastructure - 0.1%
Abertis Infraestructuras SA	2,417	42,158
Aeroports de Paris - Class A	224	21,783
Atlantia SpA (A)	2,254	36,762
Auckland International Airport, Ltd.	5,174	11,908
Hutchison Port Holdings Trust	36,000	26,460
Kamigumi Co., Ltd.	2,000	16,112
Koninklijke Vopak NV	738	43,540
Sydney Airport	1,264	3,907
Transurban Group (A)	8,871	54,844
Water Utilities - 0.0% (C)
American Water Works Co., Inc.	1,100	45,353
Severn Trent PLC	1,500	37,963
Wireless Telecommunication Services - 0.4%
Crown Castle International Corp. (G)	1,500	108,585
KDDI Corp.	2,280	118,621
Millicom International Cellular SA - Class B SDR	229	16,497
NTT DOCOMO, Inc.	65	100,993

	Shares	Value
Wireless Telecommunication Services (continued)
Rogers Communications, Inc. - Class B	1,700	$ 66,597
SBA Communications Corp. - Class A (G)	700	51,884
Softbank Corp.	4,100	239,353
Sprint Nextel Corp. (A) (G)	14,600	102,492
StarHub, Ltd. (A)	2,000	6,595
Tele2 AB - Class B	1,910	22,429
Vodafone Group PLC	208,894	596,832

Total Common Stocks (cost $100,935,693)		117,435,593

RIGHTS - 0.0% (C)

Diversified Financial Services - 0.0% (C)
ASX, Ltd. (G)	138	378
Hotels, Restaurants & Leisure - 0.0%
New Hotel (G) (H)	138	0
Multiline Retail - 0.0% (C)
Groupe Fnac (G)	240	626

Total Rights (cost $1,273)		1,004

INVESTMENT COMPANY - 0.2%

Capital Markets - 0.2%
iShares MSCI EAFE Index Fund	12,763	732,341

Total Investment Company (cost $778,096)		732,341

SECURITIES LENDING COLLATERAL - 10.6%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.18% (F)	37,724,653	37,724,653

Total Securities Lending Collateral (cost $37,724,653)		37,724,653

	Principal	Value
REPURCHASE AGREEMENT - 28.6%
State Street Bank & Trust Co. 0.03% (F), dated 06/28/2013, to be repurchased at $102,173,804 on 07/01/2013. Collateralized by U.S. Government Agency Obligations, 3.00%, due 07/05/2037, and with a total value of $104,219,124.	$ 102,173,549	102,173,549

Total Repurchase Agreement (cost $102,173,549)		102,173,549

Total Investment Securities (cost $394,642,400) (I)		412,151,978
Other Assets and Liabilities - Net		(55,098,842)

Net Assets		$ 357,053,136

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

FUTURES CONTRACTS: (J)
Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation)
10-Year JGB Mini	Long	11	09/09/2013	$666
10-Year U.S. Treasury Note	Long	185	09/19/2013	(581,822)
5-Year U.S. Treasury Note	Long	37	09/30/2013	(58,449)
EURO STOXX 50 Index	Long	53	09/20/2013	(2,446)
FTSE 100 Index	Long	32	09/20/2013	(24,748)
German Euro BOBL	Long	5	09/06/2013	(2,624)
German Euro Bund	Long	3	09/06/2013	(5,960)
German Euro BUXL	Long	1	09/06/2013	(2,631)
Long U.S. Treasury Bond	Long	52	09/19/2013	(274,082)
S&P 500 E-Mini Index	Long	118	09/20/2013	(146,170)
S&P TSE 60 Index	Long	10	09/19/2013	(7,273)
TOPIX Index	Long	13	09/12/2013	27,099
U.K. Long Gilt Bond	Long	3	09/26/2013	(17,174)
Ultra Long U.S. Treasury Bond	Long	49	09/19/2013	(315,686)

				$(1,411,300)

FORWARD FOREIGN CURRENCY CONTRACTS:
Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
AUD	BNP	690,000	09/17/2013	$636,642	$(9,233)
AUD	DUB	1,508,000	09/17/2013	1,376,528	(5,320)
AUD	GSC	1,459,000	09/17/2013	1,344,148	(17,494)
AUD	GSC	(2,085,000)	09/17/2013	(1,965,821)	69,953
AUD	UBS	281,000	09/17/2013	269,242	(13,732)
AUD	UBS	(2,020,000)	09/17/2013	(1,907,213)	70,449
AUD	UBS	(281,000)	09/17/2013	(265,310)	9,800
CAD	GSC	(2,551,000)	09/17/2013	(2,495,134)	74,156
CAD	JPM	(2,613,000)	09/17/2013	(2,563,011)	83,193
CAD	RBC	(169,000)	09/17/2013	(165,594)	5,208
CAD	SSB	4,578,000	09/17/2013	4,356,515	(11,851)
CHF	RBS	528,000	09/17/2013	563,669	(4,274)
CHF	UBS	(978,000)	09/17/2013	(1,055,073)	18,921
EUR	BCLY	(825,000)	09/17/2013	(1,090,307)	16,073
EUR	DUB	(120,000)	09/17/2013	(158,367)	2,114
EUR	DUB	(523,000)	09/17/2013	(690,215)	9,216
EUR	RBS	1,187,000	09/17/2013	1,554,851	(9,257)
EUR	UBS	120,000	09/17/2013	154,189	2,063
GBP	HSBC	(478,000)	09/17/2013	(742,004)	15,367
GBP	HSBC	(394,000)	09/17/2013	(608,661)	9,718
GBP	RBS	551,000	09/17/2013	849,810	(12,201)
GBP	RBS	321,000	09/17/2013	488,854	(882)
GBP	RBS	201,000	09/17/2013	306,105	(553)
JPY	BCLY	203,402,000	09/17/2013	2,081,531	(29,944)
JPY	BCLY	107,450,000	09/17/2013	1,094,008	(10,228)
JPY	BCLY	(178,035,000)	09/17/2013	(1,796,334)	608
JPY	BNP	47,804,000	09/17/2013	507,634	(25,465)
JPY	BNP	(274,570,000)	09/17/2013	(2,829,277)	59,863
JPY	GSC	(101,134,000)	09/17/2013	(1,033,905)	13,830
JPY	RBS	(66,798,000)	09/17/2013	(700,283)	26,534

					$336,632

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

INVESTMENTS BY COUNTRY:	Percentage of Total Investment Securities		Value
United States	50.9%		$ 209,649,726
United Kingdom	2.9		11,712,234
Japan	2.6		10,861,508
Canada	1.2		5,014,282
France	1.1		4,679,246
Germany	1.1		4,661,842
Switzerland	1.1		4,461,223
Australia	1.0		4,188,203
Netherlands	0.4		1,785,110
Supranational	0.4		1,624,529
Spain	0.4		1,543,685
Sweden	0.4		1,509,421
Hong Kong	0.4		1,465,812
Italy	0.2		966,342
Singapore	0.2		806,563
Belgium	0.2		660,228
Israel	0.1		575,846
Denmark	0.1		531,069
Austria	0.1		471,878
Finland	0.1		379,653
Norway	0.1		345,976
Cayman Islands	0.1		254,838
Bermuda	0.1		217,250
Ireland	0.0	(C)	158,565
Portugal	0.0	(C)	84,591
Luxembourg	0.0	(C)	66,773
New Zealand	0.0	(C)	59,908
Greece	0.0	(C)	17,895

Investment Securities, at Value	65.2		268,754,196
Short-Term Investments	34.8		143,397,782

Total Investments	100.0%		$412,151,978

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $36,794,278. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Floating or variable rate note. Rate is listed as of June 30, 2013.
(C)	Percentage rounds to less than 0.1%.
(D)	The security has a perpetual maturity. The date shown is the next call date.
(E)	Step bond - Coupon rate changes in increments to maturity. Rate disclosed is as of June 30, 2013. Maturity date disclosed is the ultimate maturity date.
(F)	Rate shown reflects the yield at June 30, 2013.
(G)	Non-income producing security.
(H)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is $23,353, or 0.01% of the portfolio’s net assets.
(I)	Aggregate cost for federal income tax purposes is $394,642,400. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $23,629,890 and $6,120,312, respectively. Net unrealized appreciation for tax purposes is $17,509,578.
(J)	Cash in the amount of $2,895,890 has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts.

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013, these securities aggregated $292,363, or 0.08% of the portfolio’s net assets.
ADR	American Depositary Receipt
BCLY	Barclays Bank PLC
BNP	BNP Paribas
DUB	Deutsche Bank AG
GMTN	Global Medium Term Note

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

DEFINITIONS (continued):

GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank
MTN	Medium Term Note
RBC	Royal Bank of Canada
RBS	Royal Bank of Scotland Group PLC
RSP	Risparmio Shares
SDR	Swedish Depositary Receipt
SSB	State Street Bank & Trust Co.
TBA	To Be Announced
UBS	UBS AG

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

VALUATION SUMMARY: (K)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2013
ASSETS
Investment Securities
U.S. Government Obligations	$—	$56,516,662	$—	$56,516,662
U.S. Government Agency Obligations	—	54,663,793	—	54,663,793
Foreign Government Obligations	—	1,972,969	—	1,972,969
Mortgage-Backed Securities	—	2,811,091	—	2,811,091
Municipal Government Obligation	—	155,233	—	155,233
Preferred Corporate Debt Security	—	105,800	—	105,800
Corporate Debt Securities	—	33,497,054	—	33,497,054
Convertible Bonds	—	317,376	—	317,376
Short-Term U.S. Government Obligation	—	3,499,580	—	3,499,580
Convertible Preferred Stocks	194,542	101,034	—	295,576
Preferred Stocks	102,172	147,532	—	249,704
Common Stocks	69,342,078	48,093,515	—	117,435,593
Rights
Diversified Financial Services	—	378	—	378
Hotels, Restaurants & Leisure	—	—	0	0
Multiline Retail	—	626	—	626
Investment Company	732,341	—	—	732,341
Securities Lending Collateral	37,724,653	—	—	37,724,653
Repurchase Agreement	—	102,173,549	—	102,173,549
Total Investment Securities	$108,095,786	$304,056,192	$0	$412,151,978
Derivative Financial Instruments
Forward Foreign Currency Contracts (L)	$—	$487,066	$—	$487,066
Futures Contracts (L)	27,765	—	—	27,765
Total Derivative Financial Instruments	$27,765	$487,066	$—	$514,831
Other Assets (M)
Cash	$260	$—	$—	$260
Cash on Deposit with Broker	2,895,890	—	—	2,895,890
Foreign Currency	265,180	—	—	265,180
Total Other Assets	$3,161,330	$—	$—	$3,161,330

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2013
LIABILITIES
Derivative Financial Instruments
Forward Foreign Currency Contracts (L)	$—	$(150,434)	$—	$(150,434)
Futures Contracts (L)	(1,439,065)	—	—	(1,439,065)
Total Derivative Financial Instruments	$(1,439,065)	$(150,434)	$—	$(1,589,499)
Other Liabilities (M)
Collateral for Securities on Loan	$—	$(37,724,653)	$—	$(37,724,653)
Total Other Liabilities	$—	$(37,724,653)	$—	$(37,724,653)

(K)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended June 30, 2013. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
(L)	Derivative financial instruments valued at unrealized appreciation (depreciation) on the instrument.
(M)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

Level 3 Rollforward - Investment Securities

Securities	Beginning Balance at December 31, 2012	Purchases	Sales (N)	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) (O)	Transfers into Level 3 (P)	Transfer out of Level 3	Ending Balance at June 30, 2013 (Q)	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at June 30, 2013 (O)
Common Stocks	$825	$—	$—	$—	$(10,721)	$9,896	$—	$—	$—	$—
Rights	0	—	(115)	—	115	—	0	—	0	—
Total	$825	$—	$(115)	$—	$(10,606)	$9,896	$0	$—	$0	$—

(N)	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.
(O)	Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on Investments Held at June 30, 2013 may be due to an investment no longer held or categorized as Level 3 at period end.
(P)	Transferred into Level 3 because of unavailability of observable inputs.
(Q)	Inputs used in the valuation of the Level 3 securities were not considered significant unobservable inputs.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica AllianceBernstein Dynamic Allocation VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2013

(unaudited)

Assets:
Investment securities, at value (cost: $292,468,851)
(including securities loaned of $36,794,278)	$309,978,429
Repurchase agreement, at value (cost: $102,173,549)	102,173,549
Cash on deposit with broker	2,895,890
Cash	260
Foreign currency, at value (cost: $278,813)	265,180
Unrealized appreciation on forward foreign currency contracts	487,066
Receivables:
Shares sold	73,793
Investment securities sold	27,384
Interest	923,626
Dividends	230,004
Dividend reclaims	35,388
Securities lending income (net)	7,362
Prepaid expenses	1,799

Total assets	417,099,730

Liabilities:
Accounts payable and accrued liabilities:
Shares redeemed	117,421
Investment securities purchased	20,305,960
Administration fees	6,924
Variation margin	1,410,174
Management and advisory fees	203,455
Distribution and service fees	62,202
Transfer agent fees	48
Trustees fees	133
Printing and shareholder reports fees	33,689
Custody fees	22,745
Legal fees	7,725
Audit and tax fees	909
Other	122
Collateral for securities on loan	37,724,653
Unrealized depreciation on forward foreign currency contracts	150,434

Total liabilities	60,046,594

Net assets	$357,053,136

Net assets consist of:
Capital stock ($0.01 par value)	$410,598
Additional paid-in capital	366,657,435
Undistributed (accumulated) net investment income (loss)	4,801,134
Undistributed (accumulated) net realized gain (loss) from investment securities, futures, written option and swaption contracts, swap agreements and foreign currency transactions	(31,232,966)
Net unrealized appreciation (depreciation) on:
Investment securities	17,509,578
Futures contracts	(1,411,300)
Translation of assets and liabilities denominated in foreign currencies	318,657

Net assets	$357,053,136

Net assets by class:
Initial Class	$36,282,270
Service Class	320,770,866
Shares outstanding:
Initial Class	4,146,461
Service Class	36,913,312
Net asset value and offering price per share:
Initial Class	$8.75
Service Class	8.69

STATEMENT OF OPERATIONS

For the period ended June 30, 2013

(unaudited)

Investment Income:
Dividend income (net of withholding taxes on foreign dividends of $109,929)	$1,798,989
Interest income	1,456,939
Securities lending income (net)	59,863

Total investment income	3,315,791

Expenses:
Management and advisory	1,284,862
Distribution and service:
Service Class	391,073
Transfer agent	1,316
Printing and shareholder reports	26,109
Custody	115,421
Administration	43,699
Legal	8,128
Audit and tax	7,730
Trustees	6,460
Other	4,664

Total expenses	1,889,462

Net investment income (loss)	1,426,329

Net realized gain (loss) on transactions from:
Investment securities	(631,682)
Futures contracts	3,798,601
Written option and swaption contracts	(63,906)
Swap agreements	(479,530)
Foreign currency transactions	657,699

Total realized gain (loss)	3,281,182

Net change in unrealized appreciation (depreciation) on:
Investment securities	1,364,222
Futures contracts	(1,500,471)
Written option and swaption contracts	(34,506)
Swap agreements	(116,576)
Translation of assets and liabilities denominated in foreign currencies	282,990

Net change in unrealized appreciation (depreciation)	(4,341)

Net realized and change in unrealized gain (loss)	3,276,841

Net increase (decrease) in net assets resulting from operations	$4,703,170

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica AllianceBernstein Dynamic Allocation VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2013 (unaudited)	December 31, 2012
From operations:
Net investment income (loss)	$1,426,329	$2,372,358
Net realized gain (loss) from investment securities, futures contracts, written options and swaption contracts, swaps and foreign currency transactions	3,281,182	2,262,070
Net change in unrealized appreciation (depreciation) on investment securities, futures contracts, written option and swaption contracts, swaps and foreign currency translations	(4,341)	12,521,320
Net increase (decrease) in net assets resulting from operations	4,703,170	17,155,748

Distributions to shareholders:
From net investment income:
Initial Class	—	(346,259)
Service Class	—	(2,053,042)
Total distributions to shareholders	—	(2,399,301)

Capital share transactions:
Proceeds from shares sold:
Initial Class	3,081,449	7,424,172
Service Class	28,053,450	88,677,303
	31,134,899	96,101,475
Dividends and distributions reinvested:
Initial Class	—	346,259
Service Class	—	2,053,042
	—	2,399,301
Cost of shares redeemed:
Initial Class	(4,641,212)	(15,990,003)
Service Class	(16,467,899)	(19,562,731)
	(21,109,111)	(35,552,734)
Net increase (decrease) in net assets resulting from capital shares transactions	10,025,788	62,948,042
Net increase (decrease) in net assets	14,728,958	77,704,489

Net assets:
Beginning of period/year	342,324,178	264,619,689
End of period/year	$357,053,136	$342,324,178
Undistributed (accumulated) net investment income (loss)	$4,801,134	$3,374,805

Share activity:
Shares issued:
Initial Class	349,097	881,712
Service Class	3,190,238	10,576,968
	3,539,335	11,458,680
Shares issued-reinvested from dividends and distributions:
Initial Class	—	40,978
Service Class	—	244,119
	—	285,097
Shares redeemed:
Initial Class	(525,918)	(1,899,350)
Service Class	(1,876,831)	(2,331,871)
	(2,402,749)	(4,231,221)

Net increase (decrease) in shares outstanding:
Initial Class	(176,821)	(976,660)
Service Class	1,313,407	8,489,216
	1,136,586	7,512,556

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica AllianceBernstein Dynamic Allocation VP

FINANCIAL HIGHLIGHTS

For the period or years ended:

For a share outstanding throughout each period/year
	Initial Class
	June 30, 2013 (unaudited)		December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
Net asset value
Beginning of period/year	$8.62		$8.19	$8.11	$7.86	$6.21	$12.48
Investment operations
Net investment income (loss)(A)	0.04		0.08	0.11	0.11	0.19	0.18
Net realized and unrealized gain (loss)	0.09		0.42	0.04	0.59	1.73	(4.05)
Total investment operations	0.13		0.50	0.15	0.70	1.92	(3.87)
Distributions
Net investment income	—		(0.07)	(0.07)	(0.45)	(0.27)	(0.18)
Net realized gains	—		—	—	—	—	(2.22)
Total distributions	—		(0.07)	(0.07)	(0.45)	(0.27)	(2.40)
Net asset value
End of period/year	$8.75		$8.62	$8.19	$8.11	$7.86	$6.21
Total return(B)	1.51	%(C)	6.14%	1.81%	9.29%	31.30%	(36.87)%
Net assets end of period/year (000’s)	$36,282		$37,259	$43,427	$52,004	$125,132	$156,137
Ratio and supplemental data
Expenses to average net assets
After (waiver/ reimbursement) recapture	0.86	%(D)	0.89%	1.00%	1.04%	0.82%	0.81%
Before (waiver/ reimbursement) recapture	0.86	%(D)	0.89%	0.99%	1.05%	0.82%	0.81%
Net investment income (loss) to average net assets	1.03	%(D)	0.97%	1.27%	1.41%	2.82%	1.88%
Portfolio turnover rate	11	%(C)	26%	24%	149%	168%	97%

(A)	Calculated based on average number of shares outstanding.
(B)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(C)	Not annualized.
(D)	Annualized.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

For a share outstanding throughout each period/year
	Service Class
	June 30, 2013 (unaudited)		December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
Net asset value
Beginning of period/year	$8.57		$8.16	$8.09	$7.84	$6.18	$12.42
Investment operations
Net investment income (loss)(A)	0.03		0.06	0.08	0.07	0.17	0.14
Net realized and unrealized gain (loss)	0.09		0.41	0.05	0.62	1.73	(4.01)
Total investment operations	0.12		0.47	0.13	0.69	1.90	(3.87)
Distributions
Net investment income	—		(0.06)	(0.06)	(0.44)	(0.24)	(0.15)
Net realized gains	—		—	—	—	—	(2.22)
Total distributions	—		(0.06)	(0.06)	(0.44)	(0.24)	(2.37)
Net asset value
End of period/year	$8.69		$8.57	$8.16	$8.09	$7.84	$6.18
Total return(B)	1.40	%(C)	5.80%	1.66%	9.15%	31.16%	(37.00)%
Net assets end of period/year (000’s)	$320,771		$305,065	$221,193	$40,322	$12,160	$7,777
Ratio and supplemental data
Expenses to average net assets
After (waiver/ reimbursement) recapture	1.11	%(D)	1.14%	1.25%	1.29%	1.07%	1.06%
Before (waiver/ reimbursement) recapture	1.11	%(D)	1.14%	1.24%	1.30%	1.07%	1.06%
Net investment income (loss) to average net assets	0.79	%(D)	0.73%	0.98%	0.90%	2.48%	1.46%
Portfolio turnover rate	11	%(C)	26%	24%	149%	168%	97%

(A)	Calculated based on average number of shares outstanding.
(B)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(C)	Not annualized.
(D)	Annualized.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica AllianceBernstein Dynamic Allocation VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2013

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica AllianceBernstein Dynamic Allocation VP (the “Portfolio”) is a series of TST.

The Portfolio currently offers two classes of shares: Initial Class and Service Class.

Transamerica Asset Management, Inc. (“TAM”) provides continuous and regular investment advisory services to the Portfolio. TAM acts as a manager of managers, providing advisory services that include, without limitation, the design and development of each Portfolio and its investment strategy and the ongoing review and evaluation of that investment strategy including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for each Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending and implementing fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolios’ investments; regular review of sub-adviser performance and holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation of portfolio holdings; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolios’ Board of Trustees; oversight of preparation of prospectuses, shareholder reports and other disclosure materials and filings; and oversight of other service providers to the Portfolios, such as the custodian, the transfer agent, the administrator, the distributor, the Portfolios’ independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations for the Portfolios; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment advisory services. Where TAM employs sub-advisers, the sub-advisers carry out and effectuate the investment strategy designed for the Portfolios by TAM and are responsible, subject to TAM’s and the Board of Trustees oversight, for the day-to-day management of the Portfolios and for making decisions to buy, hold or sell a particular security.

Transamerica Fund Services, Inc. (“TFS”) provides supervisory and administrative services to each Portfolio. TFS’s supervisory and administrative services include performing certain administrative services for the Portfolios and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided for the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TFS has outsourced the provision of certain services as described below; to the extent agreed upon by TFS and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of net asset values; shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; recommending and implementing fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and its dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; preparation of agendas and supporting documents for and minutes of meetings of Trustees and committees of Trustees; and preparation of regular communications with the Trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TFS to perform supervisory and administrative services to the Portfolio. State Street performs back office services to support TFS, including furnishing financial and performance information about the Portfolios for inclusion in regulatory filings and Trustee and shareholder reports; preparing drafts of regulatory filings, Trustee materials, tax returns, expenses and budgeting; tax compliance testing; and maintaining books and records. TFS pays all expenses it incurs in connection with providing these services in the Amended and Restated Services Agreement with the exception of the costs of certain services specifically assumed by the Portfolios, as numerated within the Statement of Operations.

This report should be read in conjunction with the Portfolio’s current prospectus, which contains additional information about the Portfolio, including investment objectives and strategies.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica AllianceBernstein Dynamic Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 1. (continued)

Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of securities exposes the Portfolio to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrowed.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio (“Navigator”), a money market mutual fund registered under the 1940 Act. The Transamerica Asset Management family of mutual funds is a significant shareholder of the Navigator as of June 30, 2013. No individual portfolio has a significant holding in the Navigator.

By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees.

Such income is reflected separately in the Statement of Operations. Income from loaned securities in the Statement of Operations is net of fees and rebates earned by the lending agent for its services. The value of loaned securities and related collateral outstanding at June 30, 2013 are shown in the Statement of Investments and the Statement of Assets and Liabilities.

Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

The open repurchase agreements and related collateral at June 30, 2013 are listed in the Schedule of Investments.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rates in effect when the investment was acquired. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country, or region.

Foreign taxes: The Portfolio may be subjected to taxes imposed by the countries in which they invest, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Forward foreign currency contracts: The Portfolio is subject to foreign currency exchange rate risk exposure in the normal course of pursuing its investment objectives. The Portfolio enters into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Forward foreign currency contracts are marked-to-market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are settled, a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts.

Open forward foreign currency contracts at June 30, 2013 are listed in the Schedule of Investments.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica AllianceBernstein Dynamic Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 1. (continued)

Option contracts: The Portfolio is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Portfolio enters into option contracts to manage exposure to various market fluctuations. The Portfolio purchases or writes put and call options on U.S. securities, indices, futures, swaps (“swaptions”), commodities, and currency transactions. Options are valued at the average of the bid and ask (“Mean Quote”) established each day at the close of the board of trade or exchange on which they are traded. Options are marked-to-market daily to reflect the current value of the option. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts, the possibility of an illiquid market, and an inability of the counterparty to meet the contract terms.

Purchased options: Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Portfolio pays premiums, which are included in the Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid from options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying U.S. security, index, futures, swaption, commodity, or currency transaction to determine the realized gain or loss.

Written options: Writing call options tends to decrease exposure to the underlying instrument. Writing put options tends to increase exposure to the underlying instrument. When the Portfolio writes a covered call or put option, the premium received is recorded as a liability in the Statement of Assets and Liabilities and is subsequently marked-to-market to reflect the current market value of the option written. Premiums received from written options which expire unexercised are treated as realized gains. Premiums received from writing options/swaptions which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying U.S. security, index, futures, swaption, commodity, or currency transaction to determine the realized gain or loss. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolio could result in selling or buying a security or currency at a price different from the current market value.

Transactions in written options were as follows:

	Premiums	Contracts
Balance at December 31, 2012	$132,202	748
Sales	166,668	2,958
Closing Buys	(298,870)	(3,706)
Expirations	—	—
Exercised	—	—

Balance at June 30, 2013	$—	—

Futures contracts: The Portfolio is subject to equity and commodity price risks, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The open futures contracts at June 30, 2013 are listed in the Schedule of Investments. The variation margin receivable or payable, as applicable, is included in the Statement of Assets and Liabilities.

Swap agreements: Swap agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investments, cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter (“OTC”) market and may be executed in multilateral or other trade facility platforms, such as a registered exchange (“centrally cleared swaps”). The Portfolio may enter into credit default, cross-currency, interest rate, total return,

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica AllianceBernstein Dynamic Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 1. (continued)

variance, and other forms of swap agreements to manage exposure to credit, currency, interest rate, and commodity risks. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Swaps are marked-to-market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss in the Statement of Assets and Liabilities.

Payments received or made at the beginning of the measurement period are reflected as such in the Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses in the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses in the Statement of Operations.

Specific risks and accounting related to each type of swap agreement are identified and described in the following paragraphs:

Total return swap agreements: The Portfolio is subject to commodity, equity, and other risks related to the underlying investments of the swap agreement in the normal course of pursuing its investment objectives. The value of the commodity-linked investments held by the Portfolio can be affected by a variety of factors, including, but not limited to, overall market movements and other factors affecting the value of particular industries or commodities, such as weather, disease, embargoes, acts of war or terrorism, or political and regulatory developments. Commodity-linked derivatives are available from a relatively small number of issuers, subjecting the Portfolio’s investments in commodity-linked derivatives to counterparty risk, which is the risk that the issuer of the commodity-linked derivative will not fulfill its contractual obligations. Total return swap agreements on commodities involve commitments whereby cash flows are exchanged based on the price of a commodity in exchange for either a fixed or floating price or rate. One party would receive payments based on the market value of the commodity involved and pay a fixed amount. Total return swap agreements on indices involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments.

There were no open swap agreements at June 30, 2013.

To be announced (“TBA”) commitments: TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. They are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security to be sold increases prior to settlement date, in addition to the risk of decline in the value of the Portfolio’s other assets. Unsettled TBA commitments are valued at the current value of the underlying securities, according to the procedures described under Security Valuations. Open balances are included in the payable or receivable for investments purchased or sold in the Statement of Assets and Liabilities.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend date, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Real estate investment trust (“REITs”): Dividend income related to a REIT is recorded at management’s estimate of the income included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts.

There are certain additional risks involved in investing in REITs. These include, but are not limited to, economical conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class, based upon net assets. Each class bears its own specific expenses in addition to the non-class specific expenses.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica AllianceBernstein Dynamic Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The Portfolio’s Board of Trustees has delegated the valuation functions on a day-to-day basis to TAM, subject to board oversight. TAM has formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board of Trustees. These policies and procedures are reviewed at least annually by the Board of Trustees. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Funds use fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair market value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

For assets and liabilities using significant unobservable inputs (Level 3) GAAP requires a reconciliation of the beginning to the ending balances for reported market values that presents changes attributed to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The Level 3 reconciliation, if any, is disclosed in the Valuation Summary of the Portfolio’s Schedule of Investments.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Investment companies are valued at the net asset value (“NAV”) of the underlying portfolio. These securities are actively traded and no valuation adjustments are applied. Exchange-Traded Funds are stated at the last reported sale price or closing

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica AllianceBernstein Dynamic Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 2. (continued)

price on the day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1 of the fair value hierarchy. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are unobservable will be valued based upon the NAVs of such investments and are categorized in Level 3 of the fair value hierarchy.

Equity securities (common and preferred stocks): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2 or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the net asset value of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

Corporate bonds: The fair value of corporate bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Short-term notes: Short-term notes are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values would be generally categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Government securities: Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Government securities generally are categorized in Level 2 of the fair value hierarchy, or in Level 3 if inputs are unobservable.

U.S. government agency securities: U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government securities. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Derivative instruments: Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in level 1 of the fair value hierarchy. Over the counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. A substantial majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized in level 2 of the fair value hierarchy or in Level 3 if inputs are unobservable.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica AllianceBernstein Dynamic Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 2. (continued)

The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2013, is disclosed in the Valuation Summary of the Schedule of Investments.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.

TAM, the Portfolio’s investment adviser, is directly owned by Western Reserve Life Assurance Co. of Ohio and AUSA Holding Company (“AUSA”), both of which are indirect, wholly-owned subsidiaries of Aegon NV. AUSA is wholly-owned by Aegon USA, LLC (“Aegon USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Aegon USA is owned by Aegon US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

TFS is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS, and TCI. No interested trustee receives compensation from the Portfolio.

Investment advisory fees: The Portfolio pays management fees to TAM based on average daily net assets (“ANA”) at the following breakpoints:

First $250 million	0.750%
Over $250 million	0.700%

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

Expense limit	Maximum Operating Expense Limit Effective Through
1.15%	May 1, 2014

TAM is entitled to reimbursement by the Portfolio of fees waived and/or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit.

During the period ended June 30, 2013, there were no amounts reimbursed/waived or recaptured by TAM. There were no amounts available for recapture by TAM as of June 30, 2013.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica AllianceBernstein Dynamic Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 3. (continued)

TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2014. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. The Portfolio pays TFS an annual fee of 0.025% of ANA. The Legal fees in the Statement of Operations are for fees paid to external legal counsel.

Transfer agent services: TFS provides transfer agency services under the Administrative Agreement and is compensated for such services under that agreement. For the period ended June 30, 2013 amounts paid to TFS by the Portfolio are included in Transfer Agent in the Statement of Operations and amounts payable to TFS as of June 30, 2013 are included in Transfer agent fees in the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), as elected by the Trustee.

NOTE 4. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2013 were as follows:

Purchases of securities:
Long-term	$27,265,397
U.S. Government	3,108,995

Proceeds from maturities and sales of securities:
Long-term	32,112,530
U.S. Government	20,187,449

NOTE 5. DERIVATIVE FINANCIAL INSTRUMENTS

The Portfolio is subject to various risks in the normal course of pursuing its investment objectives. The volume of purchased options held during the period averaged three contracts, beginning and ending the period at three contracts. The volume of swap contracts held during the period averaged one contract, beginning and ending the period with one contract. The volume of written option contracts held during the period averaged two contracts with no overall change in the volume of contracts held. The volume of futures contracts held throughout the period averaged 19 with an overall decrease from 20 contracts at the beginning of the period to 16 contracts at the end of the period. The volume of forward contracts held throughout the period averaged 19 with an overall increase from 7 contracts at the beginning of the period to 30 contracts at the end of the period. The tables below highlight the types of risk associated with the Portfolio and how the aforementioned derivative instruments are used to mitigate such risks:

Fair Values of Derivative Instruments in the Statement of Assets and Liabilities as of June 30, 2013:

Derivatives not accounted for as hedging instruments

Location	Interest rate contracts	Foreign exchange contracts	Equity contracts	Total
Asset Derivatives
Unrealized appreciation on futures contracts (A) (B)	$666	$—	$27,099	$27,765
Unrealized appreciation on forward foreign currency contracts	—	487,066	—	487,066
Total	$666	$487,066	$27,099	$514,831
Liability Derivatives
Unrealized depreciation on futures contracts (A) (B)	$(1,258,428)	$—	$(180,637)	$(1,439,065)
Unrealized depreciation on forward foreign currency contracts	—	(150,434)	—	(150,434)
Total	$(1,258,428)	$(150,434)	$(180,637)	$(1,589,499)
(A)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
(B)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica AllianceBernstein Dynamic Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 5. (continued)

Gross Amounts Not Offset in the Statement of Assets and Liabilities

Financial Assets and Derivative Assets, and Collateral Received as of June 30, 2013:

Counterparty	Gross Amounts of Assets Presented in Statement of Assets and Liabilities(C)	Value Eligible for Offset	Collateral Received(D)	Net Amount (not less than 0)
Barclays Bank PLC	$16,681	$(16,681)	$—	$—
BNP Paribas SA	59,863	(34,698)	—	25,165
Deutsche Bank AG	11,330	(5,320)	—	6,010
Other Derivatives (E)	27,765	—	—	27,765
Goldman Sachs Bank	157,939	(17,494)	—	140,445
HSBC Bank USA	25,085	—	—	25,085
JPMorgan Chase N.A.	83,193	—	—	83,193
Royal Bank of Canada	5,208	—	—	5,208
Royal Bank of Scotland PLC	26,534	(26,534)	—	—
UBS AG	101,233	(13,732)	—	87,501
Total	$514,831	$(114,459)	$—	$400,372

Financial Liabilities and Derivative Liabilities, and Collateral Pledged as of June 30, 2013:

Counterparty	Gross Amounts of Liabilities Presented in Statement of Assets and Liabilities(C)	Value Eligible for Offset	Collateral Pledged(D)	Net Amount (not less than 0)
Barclays Bank PLC	$40,172	$(16,681)	$—	$23,491
BNP Paribas SA	34,698	(34,698)	—	—
Deutsche Bank AG	5,320	(5,320)	—	—
Other Derivatives (E)	1,439,065	—	—	1,439,065
Goldman Sachs Bank	17,494	(17,494)	—	—
Royal Bank of Scotland PLC	27,167	(26,534)	—	633
State Street Bank and Trust	11,851	—	—	11,851
UBS AG	13,732	(13,732)	—	—
Total	$1,589,499	$(114,459)	$—	$1,475,040
(C)	Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
(D)	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.
(E)	Other Derivatives are not subject to a master netting arrangement or another similar arrangement.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica AllianceBernstein Dynamic Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 5. (continued)

Effect of Derivative Instruments in the Statement of Operations for the period ended June 30, 2013:

Derivatives not accounted for as hedging instruments

Location	Interest rate contracts	Foreign exchange contracts	Equity contracts	Total
Net Realized Gain (Loss) on derivatives recognized in income
Net realized gain (loss) on purchased options (F)	$—	$—	$(532,042)	$(532,042)
Net realized gain (loss) on futures contracts	(258,639)	—	4,057,240	3,798,601
Net realized gain (loss) on written options contracts	—	—	(63,906)	(63,906)
Net realized gain (loss) on swap agreements	(2,987)	—	(476,543)	(479,530)
Net realized gain (loss) on forward foreign currency transactions (G)	—	657,699	—	657,699
Net change in Unrealized Appreciation (Depreciation) on derivatives recognized in income
Net change in unrealized appreciation (depreciation) on purchased options (H)	—	—	76,212	76,212
Net change in unrealized appreciation (depreciation) on futures contracts	(1,206,451)	—	(294,020)	(1,500,471)
Net change in unrealized appreciation (depreciation) on written options contracts	—	—	(34,506)	(34,506)
Net change in unrealized appreciation (depreciation) on swap agreements	—	—	(116,576)	(116,576)
Net change in unrealized appreciation (depreciation) on forward foreign currency transactions (I)	—	304,999	—	304,999
Total	$(1,468,077)	$962,698	$2,615,859	$2,110,480
(F)	Included within Net realized gain (loss) on transactions from Investment securities.
(G)	Included within Net realized gain (loss) on transactions from Foreign currency transactions.
(H)	Included within Net change in unrealized appreciation (depreciation) on Investment securities.
(I)	Included within Net change in unrealized appreciation (depreciation) on Translation of assets and liabilities denominated in foreign currencies.

For non-exchange traded derivatives (swaps and forward foreign currency contracts), under standard derivatives agreements, the Portfolio may be required to post collateral on derivatives if the Portfolio is in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.

NOTE 6. FEDERAL INCOME TAX MATTERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Portfolio’s tax provisions taken or expected to be taken for all open tax years 2009 - 2012, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

NOTE 7. SUBSEQUENT EVENT

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica AllianceBernstein Dynamic Allocation VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board”) held on June 12-13, 2013, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica AllianceBernstein Dynamic Allocation VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”). The Board also reviewed and considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Investment Advisory Agreement, the “Agreements”) for the Portfolio between TAM and AllianceBernstein L.P. (the “Sub-Adviser”).

Following their review and consideration, the Trustees determined that the terms of the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable and that the renewal of each of the Agreements is in the best interests of the Portfolio and its shareholders. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Agreements through June 30, 2014. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the Agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and/or their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM and the Sub-Adviser; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment advisory and other services provided by TAM for the portion of the management fee it retains after payment of the sub-advisory fee. The Board noted that the investment advisory services include the design and development of the Portfolio and its investment strategy, TAM’s selection, ongoing oversight and monitoring of the Sub-Adviser, TAM’s daily supervision of the Portfolio’s investments and recommendations to change the Portfolio’s investment strategy or sub-adviser where it believes appropriate or advisable. The Board also noted that TAM provides services to all Transamerica mutual funds, including the Portfolio, in the form of oversight of the services provided by the funds’ administrator, custodian and transfer agent and supervision of the performance of recordkeeping, shareholder relations, regulatory reporting and compliance functions of the funds.

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2012.

The Board noted that the performance of the Initial Class of the Portfolio was in line with the median for its peer universe for the past 10-year period and was below the median for the past 1-, 3- and 5-year periods. The Board also noted that the performance of the Initial Class of the Portfolio was below its composite benchmark for the past 1-, 3-, 5- and 10-year periods. The Trustees discussed the reasons for the underperformance with TAM and agreed to continue to monitor the performance of the Portfolio. The Board noted that the Portfolio’s performance for longer periods was attributable to the Portfolio’s previous sub-adviser in accordance with different investment strategies.

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be procured by TAM and provided by the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and that is competitive with other investment companies.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica AllianceBernstein Dynamic Allocation VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of other investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by Strategic Insight, an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was above the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Initial Class of the Portfolio were above the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser and is paid by TAM and not the Portfolio. As a result, the Board principally considered the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any further economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from these economies of scale. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser and whether the Portfolio has achieved economies of scale in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered any other benefits derived by TAM, its affiliates and the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio. The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and its shareholders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica AllianceBernstein Dynamic Allocation VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement is in the best interests of the Portfolio and its shareholders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Asset Allocation - Conservative VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2013, and held for the entire period until June 30, 2013.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses(A)
Portfolio Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period(B)	Ending Account Value	Expenses Paid During Period(B)	Annualized Expense Ratio(C)
Transamerica Asset Allocation - Conservative VP
Initial Class	$1,000.00	$1,018.70	$0.69	$1,023.83	$0.69	0.14%
Service Class	1,000.00	1,017.90	1.93	1,022.61	1.93	0.39

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (179 days), and divided by the number of days in the year (365 days).

(C)	Expense ratios do not include expenses of the underlying affiliated investment companies in which the portfolio invests.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2013

(the following chart summarizes the Schedule of Investments of the portfolio by asset type)

(unaudited)

Asset Type	% of Net Assets
Fixed Income	54.4%
U.S. Equity	33.5
Global/International Equity	5.8
Tactical and Specialty	3.1
Repurchase Agreement	1.7
Inflation-Protected Securities	1.4
Other Assets and Liabilities - Net(A)	0.1
Total	100.0%

(A)	The Other Assets and Liabilities - Net category may include, but is not limited to, Reverse Repurchase Agreements, Forward Foreign Currency Contracts, Futures Contracts, Swap Agreements, Written Options and Swaptions, Securities Sold Short, TBA Short Commitments, and Cash Collateral.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Asset Allocation - Conservative VP

SCHEDULE OF INVESTMENTS

At June 30, 2013

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 98.2%
Fixed Income - 54.4%
Transamerica Aegon U.S. Government Securities VP (A)	3,424,712	$ 44,213,029
Transamerica Core Bond (B)	12,739,865	131,602,804
Transamerica Emerging Markets Debt (B)	6,952,112	73,622,868
Transamerica High Yield Bond (B)	80,174	774,481
Transamerica ING Intermediate Bond VP (A) (C)	400,000	3,832,000
Transamerica ING Limited Maturity Bond VP (A) (C)	7,100,000	70,574,000
Transamerica International Bond (B)	530,654	5,025,292
Transamerica Money Market (B)	100,948,258	100,948,258
Transamerica PIMCO Total Return VP (A)	13,649,953	159,704,451
Transamerica Short-Term Bond (B)	34,953,867	356,179,909
Global/International Equity - 5.8%
Transamerica Clarion Global Real Estate Securities VP (A)	1,014,832	12,208,431
Transamerica Developing Markets Equity (B)	1,352,472	14,647,275
Transamerica Income & Growth (B)	5,680,591	58,737,313
Transamerica International Equity (B)	63,492	1,025,397
Transamerica International Small Cap (B)	468,299	3,989,908
Transamerica International Small Cap Value (B) (C)	935,966	9,734,045
Inflation-Protected Securities - 1.4%
Transamerica Real Return TIPS (B)	2,481,632	24,617,788
Tactical and Specialty - 3.1%
Transamerica Bond (B)	5,196,196	53,832,587
U.S. Equity - 33.5%
Transamerica Capital Growth (B)	2,749,085	33,621,309
Transamerica Dividend Focused (B)	982,153	10,833,152
Transamerica Growth Opportunities (B)	2,325,609	23,744,467
Transamerica ING Mid Cap Opportunities VP (A)(C)	2,186,847	22,196,499

	Shares	Value
U.S. Equity (continued)
Transamerica Jennison Growth VP (A)	2,187,170	$ 20,231,322
Transamerica JPMorgan Mid Cap Value VP (A)	5,289,745	98,759,547
Transamerica Large Cap Growth (B)	3,466,800	37,372,105
Transamerica Large Cap Value (B)	3,582,022	47,031,944
Transamerica MLP & Energy Income (B) (C)	2,360,766	23,418,803
Transamerica Select Equity (B)	5,483,306	70,515,320
Transamerica Small Cap Growth (B)	5,428,441	58,790,020
Transamerica Small Cap Value (B)	7,600,894	90,374,625
Transamerica T. Rowe Price Small Cap VP (A) (C)	876,896	10,513,984
Transamerica WMC Diversified Growth VP (A)	1,257,954	34,505,692

Total Investment Companies (cost $1,660,622,439)		1,707,178,625

	Principal	Value
REPURCHASE AGREEMENT - 1.7%
State Street Bank & Trust Co. 0.03% (D), dated 06/28/2013, to be repurchased at $29,550,558 on 07/01/2013. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 07/25/2037, and with a value of $30,144,433.	$ 29,550,484	29,550,484

Total Repurchase Agreement (cost $29,550,484)		29,550,484

Total Investment Securities (cost $1,690,172,923) (E)		1,736,729,109
Other Assets and Liabilities - Net		2,005,394

Net Assets		$ 1,738,734,503

FUTURES CONTRACTS: (F)
Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note	Short	(647)	09/19/2013	$1,018,027
MSCI EAFE Mini Index	Short	(486)	09/20/2013	543,510
MSCI Emerging Markets Mini Index Fund	Short	(115)	09/20/2013	(452,790)
Ultra Long U.S. Treasury Bond	Short	(208)	09/19/2013	(549,176)

				$559,571

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	The portfolio invests its assets in the Initial Class shares of the affiliated portfolio of Transamerica Series Trust.
(B)	The portfolio invests its assets in the Class I2 shares of the affiliated series of Transamerica Funds.
(C)	Non-income producing security.
(D)	Rate shown reflects the yield at June 30, 2013.
(E)	Aggregate cost for federal income tax purposes is $1,690,172,923. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $64,126,629 and $17,570,443, respectively. Net unrealized appreciation for tax purposes is $46,556,186.
(F)	Cash in the amount of $3,944,700 has been segregated as collateral to cover margin requirements for open futures contracts.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Asset Allocation - Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

VALUATION SUMMARY: (G)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2013
ASSETS
Investment Securities
Investment Companies	$1,707,178,625	$—	$—	$1,707,178,625
Repurchase Agreement	—	29,550,484	—	29,550,484
Total Investment Securities	$1,707,178,625	$29,550,484	$—	$1,736,729,109

Derivative Financial Instruments
Futures Contracts (H)	$1,561,537	$—	$—	$1,561,537
Total Derivative Financial Instruments	$1,561,537	$—	$—	$1,561,537

Other Assets (I)
Cash on deposit with broker	$3,944,700	$—	$—	$3,944,700
Total Other Assets	$3,944,700	$—	$—	$3,944,700

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2013
LIABILITIES
Derivative Financial Instruments
Futures Contracts (H)	$(1,001,966)	$—	$—	$(1,001,966)
Total Derivative Financial Instruments	$(1,001,966)	$—	$—	$(1,001,966)

(G)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended June 30, 2013. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
(H)	Derivative financial instruments valued at unrealized appreciation (depreciation) on the instrument.
(I)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Asset Allocation - Conservative VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2013

(unaudited)

Assets:
Investments in affiliated investment companies, at value (cost: $1,660,622,439)	$1,707,178,625
Repurchase agreement, at value (cost: $29,550,484)	29,550,484
Cash on deposit with broker	3,944,700
Receivables:
Shares sold	226,265
Interest	25
Dividends	83,379
Prepaid expenses	9,177

Total assets	1,740,992,655

Liabilities:
Accounts payable and accrued liabilities:
Shares redeemed	1,618,897
Administration fees	23,634
Variation margin	177,025
Management and advisory fees	135,054
Distribution and service fees	248,952
Transfer agent fees	233
Trustees fees	692
Other	53,665

Total liabilities	2,258,152

Net assets	$1,738,734,503

Net assets consist of:
Capital stock ($0.01 par value)	$1,608,947
Additional paid-in capital	1,622,007,696
Undistributed (accumulated) net investment income (loss)	62,465,366
Undistributed (accumulated) net realized gain (loss) from investments in affiliated companies and futures contracts	5,536,737
Net unrealized appreciation (depreciation) on:
Investments in affiliated investment companies	46,556,186
Futures contracts	559,571

Net assets	$1,738,734,503

Net assets by class:
Initial Class	$455,575,477
Service Class	1,283,159,026

Shares outstanding:
Initial Class	41,829,178
Service Class	119,065,514

Net asset value and offering price per share:
Initial Class	$10.89
Service Class	10.78

STATEMENT OF OPERATIONS

For the period ended June 30, 2013

(unaudited)

Investment Income:
Dividend income from affiliated investment companies	$13,287,683
Interest income	1,123

Total investment income	13,288,806

Expenses:
Management and advisory	877,400
Distribution and service:
Service Class	1,607,978
Transfer agent	6,540
Printing and shareholder reports	64,382
Custody	24,990
Administration	153,545
Legal	43,538
Audit and tax	6,742
Trustees	32,519
Other	22,796

Total expenses	2,840,430

Net investment income (loss)	10,448,376

Net realized gain (loss) on transactions from:
Investments in affiliated investment companies	6,872,037
Futures contracts	(3,340,004)

Total realized gain (loss)	3,532,033

Net change in unrealized appreciation (depreciation) on:
Investments in affiliated investment companies	18,670,116
Futures contracts	559,571

Net change in unrealized appreciation (depreciation)	19,229,687

Net realized and change in unrealized gain (loss)	22,761,720

Net increase (decrease) in net assets resulting from operations	$33,210,096

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Asset Allocation - Conservative VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2013 (unaudited)	December 31, 2012
From operations:
Net investment income (loss)	$10,448,376	$52,016,042
Net realized gain (loss) from investments in affiliated investment companies and futures contracts	3,532,033	69,927,101
Net change in unrealized appreciation (depreciation) on investments in affiliated investment companies and futures contracts	19,229,687	19,538
Net increase (decrease) in net assets resulting from operations	33,210,096	121,962,681

Distributions to shareholders:
From net investment income:
Initial Class	—	(15,771,899)
Service Class	—	(37,435,236)
Total distributions to shareholders	—	(53,207,135)

Capital share transactions:
Proceeds from shares sold:
Initial Class	26,705,588	67,127,421
Service Class	65,351,548	217,127,538
	92,057,136	284,254,959
Dividends and distributions reinvested:
Initial Class	—	15,771,899
Service Class	—	37,435,236
	—	53,207,135
Cost of shares redeemed:
Initial Class	(73,536,003)	(143,884,797)
Service Class	(130,742,560)	(125,506,626)
	(204,278,563)	(269,391,423)
Net increase (decrease) in net assets resulting from capital shares transactions	(112,221,427)	68,070,671

Net increase (decrease) in net assets	(79,011,331)	136,826,217

Net assets:
Beginning of period/year	1,817,745,834	1,680,919,617
End of period/year	$1,738,734,503	$1,817,745,834
Undistributed (accumulated) net investment income (loss)	$62,465,366	$52,016,990

Share activity:
Shares issued:
Initial Class	2,443,871	6,339,709
Service Class	6,034,157	20,640,225
	8,478,028	26,979,934
Shares issued-reinvested from dividends and distributions:
Initial Class	—	1,507,830
Service Class	—	3,606,777
	—	5,114,607
Shares redeemed:
Initial Class	(6,735,198)	(13,572,171)
Service Class	(12,113,842)	(11,938,648)
	(18,849,040)	(25,510,819)

Net increase (decrease) in shares outstanding:
Initial Class	(4,291,327)	(5,724,632)
Service Class	(6,079,685)	12,308,354
	(10,371,012)	6,583,722

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Asset Allocation - Conservative VP

FINANCIAL HIGHLIGHTS

For the period or years ended:

For a share outstanding throughout each period/year
	Initial Class
	June 30, 2013 (unaudited)		December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
Net asset value
Beginning of period/year	$10.69		$10.27	$10.29	$9.80	$8.29	$11.49
Investment operations
Net investment income (loss)(A)(B)	0.07		0.33	0.36	0.30	0.37	0.46
Net realized and unrealized gain (loss)	0.13		0.43	(0.09)	0.55	1.69	(2.75)
Total investment operations	0.20		0.76	0.27	0.85	2.06	(2.29)
Distributions
Net investment income	—		(0.34)	(0.29)	(0.33)	(0.40)	(0.31)
Net realized gains	—		—	—	(0.03)	(0.15)	(0.60)
Total distributions	—		(0.34)	(0.29)	(0.36)	(0.55)	(0.91)
Net asset value
End of period/year	$10.89		$10.69	$10.27	$10.29	$9.80	$8.29
Total return(C)	1.87	%(D)	7.46%	2.65%	8.93%	25.22%	(21.18)%
Net assets end of period/year (000’s)	$455,575		$492,855	$532,350	$551,227	$554,813	$497,129
Ratio and supplemental data
Expenses to average net assets(F)	0.14	%(E)	0.14%	0.13%	0.13%	0.13%	0.14%
Net investment income (loss) to average net assets(B)	1.37	%(E)	3.08%	3.43%	3.01%	4.07%	4.47%
Portfolio turnover rate(G)	21	%(D)	67%	29%	41%	25%	25%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the portfolio is affected by the timing of the declaration of dividends by the underlying affiliated investment companies in which the portfolio invests.
(C)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Annualized.
(F)	Does not include expenses of the underlying affiliated investment companies in which the portfolio invests.
(G)	Does not include the portfolio activity of the underlying affiliated investment companies in which the portfolio invests.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

For a share outstanding throughout each period/year
	Service Class
	June 30, 2013 (unaudited)		December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
Net asset value
Beginning of period/year	$10.59		$10.18	$10.21	$9.73	$8.24	$11.44
Investment operations
Net investment income (loss)(A)(B)	0.06		0.31	0.33	0.28	0.37	0.48
Net realized and unrealized gain (loss)	0.13		0.42	(0.09)	0.54	1.65	(2.79)
Total investment operations	0.19		0.73	0.24	0.82	2.02	(2.31)
Distributions
Net investment income	—		(0.32)	(0.27)	(0.31)	(0.38)	(0.29)
Net realized gains	—		—	—	(0.03)	(0.15)	(0.60)
Total distributions	—		(0.32)	(0.27)	(0.34)	(0.53)	(0.89)
Net asset value
End of period/year	$10.78		$10.59	$10.18	$10.21	$9.73	$8.24
Total return(C)	1.79	%(D)	7.20%	2.36%	8.71%	24.90%	(21.40)%
Net assets end of period/year (000’s)	$1,283,159		$1,324,891	$1,148,570	$1,025,268	$823,054	$465,802
Ratio and supplemental data
Expenses to average net assets(F)	0.39	%(E)	0.39%	0.38%	0.38%	0.38%	0.39%
Net investment income (loss) to average net assets(B)	1.13	%(E)	2.93%	3.22%	2.86%	4.10%	4.69%
Portfolio turnover rate(G)	21	%(D)	67%	29%	41%	25%	25%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the portfolio is affected by the timing of the declaration of dividends by the underlying affiliated investment companies in which the portfolio invests.
(C)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Annualized.
(F)	Does not include expenses of the underlying affiliated investment companies in which the portfolio invests.
(G)	Does not include the portfolio activity of the underlying affiliated investment companies in which the portfolio invests.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Asset Allocation - Conservative VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2013

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Asset Allocation - Conservative VP (the “Portfolio”) is a series of TST.

The Portfolio currently offers two classes of shares: Initial Class and Service Class.

Transamerica Asset Management, Inc. (“TAM”) provides continuous and regular investment advisory services to the Portfolio. TAM acts as a manager of managers, providing advisory services that include, without limitation, the design and development of each Portfolio and its investment strategy and the ongoing review and evaluation of that investment strategy including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for each Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending and implementing fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolios’ investments; regular review of sub-adviser performance and holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation of portfolio holdings; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolios’ Board of Trustees; oversight of preparation of prospectuses, shareholder reports and other disclosure materials and filings; and oversight of other service providers to the Portfolios, such as the custodian, the transfer agent, the administrator, the distributor, the Portfolios’ independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations for the Portfolios; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment advisory services. Where TAM employs sub-advisers, the sub-advisers carry out and effectuate the investment strategy designed for the Portfolios by TAM and are responsible, subject to TAM’s and the Board of Trustees oversight, for the day-to-day management of the Portfolios and for making decisions to buy, hold or sell a particular security.

Transamerica Fund Services, Inc. (“TFS”) provides supervisory and administrative services to each Portfolio. TFS’s supervisory and administrative services include performing certain administrative services for the Portfolios and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided for the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TFS has outsourced the provision of certain services as described below; to the extent agreed upon by TFS and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of net asset values; shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; recommending and implementing fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and its dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; preparation of agendas and supporting documents for and minutes of meetings of Trustees and committees of Trustees; and preparation of regular communications with the Trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TFS to perform supervisory and administrative services to the Portfolio. State Street performs back office services to support TFS, including furnishing financial and performance information about the Portfolios for inclusion in regulatory filings and Trustee and shareholder reports; preparing drafts of regulatory filings, Trustee materials, tax returns, expenses and budgeting; tax compliance testing; and maintaining books and records. TFS pays all expenses it incurs in connection with providing these services in the Amended and Restated Services Agreement with the exception of the costs of certain services specifically assumed by the Portfolios, as numerated within the Statement of Operations.

This report should be read in conjunction with the Portfolio’s current prospectus, which contains additional information about the Portfolio, including investment objectives and strategies.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

The open repurchase agreements and related collateral at June 30, 2013 are listed in the Schedule of Investments.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Asset Allocation - Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 1. (continued)

Futures contracts: The Portfolio is subject to equity and commodity price risks, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The open futures contracts at June 30, 2013 are listed in the Schedule of Investments. The variation margin receivable or payable, as applicable, is included in the Statement of Assets and Liabilities.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend date, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class, based upon net assets. Each class bears its own specific expenses in addition to the non-class specific expenses.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The Portfolio’s Board of Trustees has delegated the valuation functions on a day-to-day basis to TAM, subject to board oversight. TAM has formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board of Trustees. These policies and procedures are reviewed at least annually by the Board of Trustees. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair market value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Asset Allocation - Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 2. (continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Investment companies are valued at the net asset value (“NAV”) of the underlying portfolio. These securities are actively traded and no valuation adjustments are applied. Exchange-Traded Funds are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1 of the fair value hierarchy. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are unobservable will be valued based upon the NAVs of such investments and are categorized in Level 3 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

Derivative instruments: Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over the counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. A substantial majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized in Level 2 of the fair value hierarchy or in Level 3 if inputs are unobservable.

The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2013, is disclosed in the Valuation Summary of the Schedule of Investments.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.

TAM, the Portfolio’s investment adviser, is directly owned by Western Reserve Life Assurance Co. of Ohio and AUSA Holding Company (“AUSA”), both of which are indirect, wholly-owned subsidiaries of Aegon NV. AUSA is wholly-owned by Aegon USA, LLC (“Aegon USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Aegon USA is owned by Aegon US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

TFS is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS, and TCI. No interested trustee receives compensation from the Portfolio.

Investment advisory fees: The Portfolio pays management fees to TAM based on average daily net assets (“ANA”) at the following rate:

0.10% of ANA

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Asset Allocation - Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 3. (continued)

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

Expense limit	Maximum Operating Expense Limit Effective Through
0.25%	May 1, 2014

TAM is entitled to reimbursement by the Portfolio of fees waived and/or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit.

During the period ended June 30, 2013, there were no amounts reimbursed/waived or recaptured by TAM. There were no amounts available for recapture by TAM as of June 30, 2013.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2014. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. The Portfolio pays TFS an annual fee of 0.0175% of ANA. The Legal fees in the Statement of Operations are for fees paid to external legal counsel.

Transfer agent services: TFS provides transfer agency services under the Administrative Agreement and is compensated for such services under that agreement. For the period ended June 30, 2013 amounts paid to TFS by the Portfolio are included in Transfer Agent in the Statement of Operations and amounts payable to TFS as of June 30, 2013 are included in Transfer agent fees in the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), as elected by the Trustee.

NOTE 4. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2013 were as follows:

Purchases of affiliated investments	$381,158,347
Proceeds from maturities and sales of affiliated investments	531,015,425

There were no transactions of U.S. Government securities during the period ended June 30, 2013.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Asset Allocation - Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 5. DERIVATIVE FINANCIAL INSTRUMENTS

The Portfolio is subject to various risks in the normal course of pursuing its investment objective. The volume of futures contracts held throughout the period averaged three contracts, with an overall increase from zero contracts to four contracts. The tables below highlight the types of risks associated with the Portfolio and how the aforementioned derivative instruments are used to mitigate such risks:

Fair Values of Derivative Instruments in the Statement of Assets and Liabilities as of June 30, 2013:

Derivatives not accounted for as hedging instruments

Location	Interest rate contracts	Equity contracts	Total
Asset Derivatives
Unrealized appreciation on futures contracts (A)	$1,018,027	$543,510	$1,561,537
Liability Derivatives
Unrealized depreciation on futures contracts (A)	$(549,176)	$(452,790)	$(1,001,966)
(A)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Effect of Derivative Instruments in the Statement of Operations for the period ended June 30, 2013:

Derivatives not accounted for as hedging instruments

Location	Interest rate contracts	Equity contracts	Total
Net Realized Gain (Loss) on derivatives recognized in income
Net realized gain (loss) on futures contracts	$—	$(3,340,004)	$(3,340,004)
Net change in Unrealized Appreciation (Depreciation) on derivatives recognized in income
Net change in unrealized appreciation (depreciation) on futures contracts	468,851	90,720	559,571
Total	$468,851	$(3,249,284)	$(2,780,433)

NOTE 6. FEDERAL INCOME TAX MATTERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Portfolio’s tax provisions taken or expected to be taken for all open tax years 2009 - 2012, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other in the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

NOTE 7. SUBSEQUENT EVENT

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Asset Allocation - Conservative VP

INVESTMENT ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board”) held on June 12-13, 2013, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Asset Allocation - Conservative VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”).

Following their review and consideration, the Trustees determined that the terms of the Investment Advisory Agreement are reasonable and that the renewal of the Investment Advisory Agreement is in the best interests of the Portfolio and its shareholders. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Investment Advisory Agreement through June 30, 2014. In reaching their decision, the Trustees requested and received from TAM such information as they deemed reasonably necessary to evaluate the Investment Advisory Agreement. The Trustees also considered information they had previously received from TAM as part of their regular oversight of the Portfolio, as well as comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Investment Advisory Agreement, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and/or their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; and the professional qualifications of TAM’s portfolio management team.

Based on these considerations, the Board determined that TAM can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2012.

The Board noted that the performance of the Initial Class of the Portfolio was above the median for its peer universe for the past 10-year period, in line with the median for the past 5-year period and below the median for the past 1- and 3-year periods. The Board also noted that the performance of the Initial Class of the Portfolio was above its primary benchmark for the past 1-, 3- and 10-year periods and was below its primary benchmark for the past 5-year period. The Board noted that the Portfolio’s assets had previously been managed by a sub-adviser and that the Portfolio’s performance for longer periods was attributable to the sub-adviser.

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be procured by TAM, the Board concluded that TAM is capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and that is competitive with other investment companies.

Management Fee and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of other investment companies in both a peer group and broader peer universe compiled by Lipper.

The Board noted that the Portfolio’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Initial Class of the Portfolio were below the median for its peer group and in line with the median for its peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management fee to be received by TAM under the Investment Advisory Agreement is reasonable in light of the services provided.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Asset Allocation - Conservative VP

INVESTMENT ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any further economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from these economies of scale. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and whether the Portfolio has achieved economies of scale in the future.

Benefits to TAM or its Affiliates from their Relationships with the Portfolio

The Board considered any other benefits derived by TAM and its affiliates from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement is in the best interests of the Portfolio and its shareholders and voted to approve the renewal of the Investment Advisory Agreement.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Asset Allocation - Growth VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2013, and held for the entire period until June 30, 2013.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses(A)
Portfolio Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period(B)	Ending Account Value	Expenses Paid During Period(B)	Annualized Expense Ratio(C)
Transamerica Asset Allocation - Growth VP
Initial Class	$1,000.00	$1,092.00	$0.72	$1,023.83	$0.69	0.14%
Service Class	1,000.00	1,090.40	2.00	1,022.61	1.93	0.39

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (179 days), and divided by the number of days in the year (365 days).

(C)	Expense ratios do not include expenses of the underlying affiliated investment companies in which the portfolio invests.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2013

(the following chart summarizes the Schedule of Investments of the portfolio by asset type)

(unaudited)

Asset Type	% of Net Assets
U.S. Equity	67.9%
Global/International Equity	22.2
Tactical and Specialty	8.7
Repurchase Agreement	0.9
Fixed Income	0.0	(A)
Other Assets and Liabilities - Net(B)	0.3
Total	100.0%

(A)	Amount rounds to less than 0.1%

(B)	The Other Assets and Liabilities - Net category may include, but is not limited to, Reverse Repurchase Agreements, Forward Foreign Currency Contracts, Futures Contracts, Swap Agreements, Written Options and Swaptions, Securities Sold Short, TBA Short Commitments, and Cash Collateral.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Asset Allocation - Growth VP

SCHEDULE OF INVESTMENTS

At June 30, 2013

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 98.8%
Fixed Income - 0.0% (A)
Transamerica Money Market (B)	3,911	$ 3,911
Global/International Equity - 22.2%
Transamerica Clarion Global Real Estate Securities VP (C)	1,696,167	20,404,895
Transamerica Developing Markets Equity (B)	4,590,202	49,711,888
Transamerica Emerging Markets Equity (B)	2,511,266	23,455,228
Transamerica International (B)	2,349,055	22,362,999
Transamerica International Equity (B)	188,206	3,039,523
Transamerica International Equity Opportunities (B)	1,339,945	10,237,181
Transamerica International Small Cap (B)	5,126,497	43,677,757
Transamerica International Small Cap Value (B) (D)	373,253	3,881,832
Transamerica International Value Opportunities (B)	1,012,297	9,151,168
Transamerica Value (B)	1,554,284	39,680,862
Tactical and Specialty - 8.7%
Transamerica Global Macro (B) (D)	1,791,188	10,138,122
Transamerica Managed Futures Strategy (B) (D)	7,751,975	78,760,064
U.S. Equity - 67.9%
Transamerica Capital Growth (B)	1,295,815	15,847,822
Transamerica Dividend Focused (B)	2,546,031	28,082,726
Transamerica Growth Opportunities (B)	1,931,751	19,723,175
Transamerica ING Mid Cap Opportunities VP (C) (D)	967,118	9,816,248
Transamerica Jennison Growth VP (C)	9,198,898	85,089,810
Transamerica JPMorgan Mid Cap Value VP (C)	5,136,387	95,896,342
Transamerica Large Cap Growth (B)	1,504,891	16,222,720
Transamerica Large Cap Value (B)	9,245,167	121,389,048
Transamerica MLP & Energy Income (B) (D)	206,722	2,050,683

	Shares	Value
U.S. Equity (continued)
Transamerica Morgan Stanley Mid-Cap Growth VP (C)	339,510	$ 10,942,417
Transamerica Select Equity (B)	7,824,291	100,620,385
Transamerica Small Cap Growth (B)	3,447,414	37,335,496
Transamerica Small Cap Value (B)	3,612,981	42,958,346
Transamerica Small Company Growth Liquidating Trust (D) (E) (F) (G) (H)	3,075	19,208
Transamerica Systematic Small/Mid Cap Value VP (C)	1,689,727	33,743,842
Transamerica T. Rowe Price Small Cap VP (C) (D)	2,621,801	31,435,398
Transamerica WMC Diversified Growth VP (C)	1,401,047	38,430,724

Total Investment Companies (cost $880,020,761)		1,004,109,820

	Principal	Value

REPURCHASE AGREEMENT - 0.9%
State Street Bank & Trust Co. 0.03% (I), dated 06/28/2013, to be repurchased at $8,649,042 on 07/01/2013. Collateralized by a U.S. Government Agency Obligation, 2.50%, due 10/20/2027, and with a value of $8,823,717.	$ 8,649,020	8,649,020

Total Repurchase Agreement (cost $8,649,020)		8,649,020

Total Investment Securities (cost $888,669,781) (J)		1,012,758,840
Other Assets and Liabilities - Net		3,353,490

Net Assets		$ 1,016,112,330

FUTURES CONTRACTS: (K)
Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation)
MSCI EAFE Mini Index	Short	(400)	09/20/2013	$424,567
MSCI Emerging Markets Mini Index Fund	Short	(340)	09/20/2013	(946,415)
Russell 2000 Mini Index	Short	(105)	09/20/2013	(242,325)

				$(764,173)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Percentage rounds to less than 0.1%.
(B)	The portfolio invests its assets in the Class I2 shares of the affiliated series of Transamerica Funds.
(C)	The portfolio invests its assets in the Initial Class shares of the affiliated portfolio of Transamerica Series Trust.
(D)	Non-income producing security.
(E)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is $19,208, or less than 0.01% of the portfolio’s net assets.
(F)	Investment in affiliated company of Transamerica Asset Management, Inc.
(G)	Illiquid. Total aggregate market value of illiquid securities is $19,208, or less than 0.01% of the portfolio’s net assets.
(H)	Restricted security. At June 30, 2013, the portfolio owned the respective securities which were restricted as to public resale:

Investment Securities	Description	Acquisition Date	Cost	Value	Value as % of Net Assets
Investment Companies	Transamerica Small Company Growth Liquidating Trust	10/26/2012	$30,750	$19,208	0.00	%(L)
(I)	Rate shown reflects the yield at June 30, 2013.
(J)	Aggregate cost for federal income tax purposes is $888,669,781. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $130,228,157 and $6,139,098, respectively. Net unrealized appreciation for tax purposes is $124,089,059.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Asset Allocation - Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS (continued):

(K)	Cash in the amount of $3,148,000 has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts.
(L)	Percentage rounds to less than 0.01%.

VALUATION SUMMARY: (M)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2013
ASSETS
Investment Securities
Investment Companies
Fixed Income	$3,911	$—	$—	$3,911
Global/International Equity	225,603,333	—	—	225,603,333
Tactical and Specialty	88,898,186	—	—	88,898,186
U.S. Equity	689,585,182	—	19,208	689,604,390
Repurchase Agreement	—	8,649,020	—	8,649,020
Total Investment Securities	$1,004,090,612	$8,649,020	$19,208	$1,012,758,840
Derivative Financial Instruments
Futures Contracts (N)	$424,567	$—	$—	$424,567
Total Derivative Financial Instruments	$424,567	$—	$—	$424,567
Other Assets (O)
Cash on Deposit with Broker	$3,148,000	$—	$—	$3,148,000
Total Other Assets	$3,148,000	$—	$—	$3,148,000

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2013
LIABILITIES
Derivative Financial Instruments
Futures Contracts (N)	$(1,188,740)	$—	$—	$(1,188,740)
Total Derivative Financial Instruments	$(1,188,740)	$—	$—	$(1,188,740)

(M)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended June 30, 2013. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
(N)	Derivative financial instruments valued at unrealized appreciation (depreciation) on the instrument.
(O)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

Level 3 Rollforward - Investment Securities

Securities	Beginning Balance at December 31, 2012	Purchases	Sales(P)	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(Q)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at June 30, 2013(R)	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at June 30, 2013(Q)
Investment Companies	$390,426	$—	$(354,939)	$—	$(12,048)	$(4,231)	$—	$—	$19,208	$(4,231)

(P)	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.
(Q)	Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on Investments Held at June 30, 2013 may be due to an investment no longer held or categorized as Level 3 at period end.
(R)	Inputs used in the valuation of the Level 3 securities were not considered significant unobservable inputs.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Asset Allocation - Growth VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2013

(unaudited)

Assets:
Investments in affiliated investment companies, at value (cost: $880,020,761)	$1,004,109,820
Repurchase agreement, at value (cost: $8,649,020)	8,649,020
Cash on deposit with broker	3,148,000
Receivables:
Shares sold	759,581
Interest	7
Prepaid expenses	5,315

Total assets	1,016,671,743

Liabilities:
Accounts payable and accrued liabilities:
Shares redeemed	276,639
Administration fees	13,815
Variation margin	79,200
Management and advisory fees	78,944
Distribution and service fees	50,938
Transfer agent fees	137
Trustees fees	393
Printing and shareholder reports fees	30,097
Other	29,250

Total liabilities	559,413

Net assets	$1,016,112,330

Net assets consist of:
Capital stock ($0.01 par value)	$1,033,792
Additional paid-in capital	1,136,261,082
Undistributed (accumulated) net investment income (loss)	13,597,812
Undistributed (accumulated) net realized gain (loss) from investments in affiliated investment companies and futures contracts	(258,105,242)
Net unrealized appreciation (depreciation) on:
Investments in affiliated investment companies	124,089,059
Futures contracts	(764,173)

Net assets	$1,016,112,330

Net assets by class:
Initial Class	$754,963,107
Service Class	261,149,223

Shares outstanding:
Initial Class	76,641,763
Service Class	26,737,405

Net asset value and offering price per share:
Initial Class	$9.85
Service Class	9.77

STATEMENT OF OPERATIONS

For the period ended June 30, 2013

(unaudited)

Investment Income:
Dividend income from affiliated investment companies	$2,282,638
Interest income	623

Total investment income	2,283,261

Expenses:
Management and advisory	494,457
Distribution and service:
Service Class	311,243
Transfer agent	3,736
Printing and shareholder reports	39,357
Custody	14,863
Administration	86,530
Legal	22,924
Audit and tax	6,461
Trustees	17,991
Other	12,635

Total expenses	1,010,197

Net investment income (loss)	1,273,064

Net realized gain (loss) on transactions from:
Investments in affiliated investment companies	11,208,448
Futures contracts	(1,623,773)

Total realized gain (loss)	9,584,675

Net change in unrealized appreciation (depreciation) on:
Investments in affiliated investment companies	75,850,921
Futures contracts	(764,173)

Net change in unrealized appreciation (depreciation)	75,086,748

Net realized and change in unrealized gain (loss)	84,671,423

Net increase (decrease) in net assets resulting from operations	$85,944,487

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Asset Allocation - Growth VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2013 (unaudited)	December 31, 2012
From operations:
Net investment income (loss)	$1,273,064	$12,325,043
Net realized gain (loss) from investments in affiliated investment companies and futures contracts	9,584,675	23,906,800
Net change in unrealized appreciation (depreciation) on investments in affiliated investment companies and futures contracts	75,086,748	75,304,966
Net increase (decrease) in net assets resulting from operations	85,944,487	111,536,809

Distributions to shareholders:
From net investment income:
Initial Class	—	(9,570,062)
Service Class	—	(2,444,711)
Total distributions to shareholders	—	(12,014,773)

Capital share transactions:
Proceeds from shares sold:
Initial Class	22,896,856	36,533,962
Service Class	37,494,425	44,447,128
	60,391,281	80,981,090
Dividends and distributions reinvested:
Initial Class	—	9,570,062
Service Class	—	2,444,711
	—	12,014,773
Cost of shares redeemed:
Initial Class	(44,842,301)	(124,433,817)
Service Class	(23,250,118)	(47,442,090)
	(68,092,419)	(171,875,907)
Net increase (decrease) in net assets resulting from capital shares transactions	(7,701,138)	(78,880,044)

Net increase (decrease) in net assets	78,243,349	20,641,992

Net assets:
Beginning of period/year	937,868,981	917,226,989
End of period/year	$1,016,112,330	$937,868,981
Undistributed (accumulated) net investment income (loss)	$13,597,812	$12,324,748

Share activity:
Shares issued:
Initial Class	2,377,082	4,178,908
Service Class	3,928,235	5,079,913
	6,305,317	9,258,821
Shares issued-reinvested from dividends and distributions:
Initial Class	—	1,096,984
Service Class	—	281,974
	—	1,378,958
Shares redeemed:
Initial Class	(4,640,238)	(14,206,081)
Service Class	(2,426,656)	(5,467,999)
	(7,066,894)	(19,674,080)

Net increase (decrease) in shares outstanding:
Initial Class	(2,263,156)	(8,930,189)
Service Class	1,501,579	(106,112)
	(761,577)	(9,036,301)

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Asset Allocation - Growth VP

FINANCIAL HIGHLIGHTS

For the period or years ended:

For a share outstanding throughout each period/year
	Initial Class
	June 30, 2013 (unaudited)		December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
Net asset value
Beginning of period/year	$9.02		$8.12	$8.70	$7.66	$6.57	$13.77
Investment operations
Net investment income (loss)(A)(B)	0.02		0.12	0.11	0.10	0.09	0.20
Net realized and unrealized gain (loss)	0.81		0.90	(0.58)	1.03	1.80	(5.02)
Total investment operations	0.83		1.02	(0.47)	1.13	1.89	(4.82)
Distributions
Net investment income	—		(0.12)	(0.11)	(0.09)	(0.20)	(0.30)
Net realized gains	—		—	—	—	(0.60)	(2.08)
Total distributions	—		(0.12)	(0.11)	(0.09)	(0.80)	(2.38)
Net asset value
End of period/year	$9.85		$9.02	$8.12	$8.70	$7.66	$6.57
Total return(C)	9.20	%(D)	12.60%	(5.42)%	14.95%	29.82%	(39.63)%
Net assets end of period/year (000’s)	$754,963		$711,850	$713,019	$844,916	$808,954	$658,400
Ratio and supplemental data
Expenses to average net assets(E)	0.14	%(F)	0.15%	0.14%	0.14%	0.14%	0.14%
Net investment income (loss) to average net assets(B)	0.32	%(F)	1.34%	1.22%	1.23%	1.21%	1.94%
Portfolio turnover rate(G)	15	%(D)	63%	27%	16%	18%	19%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the portfolio is affected by the timing of the declaration of dividends by the underlying affiliated investment companies in which the portfolio invests.
(C)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Does not include expenses of the underlying affiliated investment companies in which the portfolio invests.
(F)	Annualized.
(G)	Does not include the portfolio activity of the underlying affiliated investment companies in which the portfolio invests.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

For a share outstanding throughout each period/year
	Service Class
	June 30, 2013 (unaudited)		December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
Net asset value
Beginning of period/year	$8.96		$8.06	$8.64	$7.61	$6.52	$13.67
Investment operations
Net investment income (loss)(A)(B)	—	(C)	0.10	0.08	0.08	0.06	0.17
Net realized and unrealized gain (loss)	0.81		0.90	(0.57)	1.02	1.79	(4.97)
Total investment operations	0.81		1.00	(0.49)	1.10	1.85	(4.80)
Distributions
Net investment income	—		(0.10)	(0.09)	(0.07)	(0.17)	(0.27)
Net realized gains	—		—	—	—	(0.59)	(2.08)
Total distributions	—		(0.10)	(0.09)	(0.07)	(0.76)	(2.35)
Net asset value
End of period/year	$9.77		$8.96	$8.06	$8.64	$7.61	$6.52
Total return(D)	9.04	%(E)	12.39%	(5.69)%	14.65%	29.54%	(39.75)%
Net assets end of period/year (000’s)	$261,149		$226,019	$204,208	$239,112	$215,166	$171,239
Ratio and supplemental data
Expenses to average net assets(F)	0.39	%(G)	0.40%	0.39%	0.39%	0.39%	0.39%
Net investment income (loss) to average net assets(B)	0.08	%(G)	1.12%	0.94%	0.99%	0.98%	1.51%
Portfolio turnover rate(H)	15	%(E)	63%	27%	16%	18%	19%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the portfolio is affected by the timing of the declaration of dividends by the underlying affiliated investment companies in which the portfolio invests.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(E)	Not annualized.
(F)	Does not include expenses of the underlying affiliated investment companies in which the portfolio invests.
(G)	Annualized.
(H)	Does not include the portfolio activity of the underlying affiliated investment companies in which the portfolio invests.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Asset Allocation - Growth VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2013

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Asset Allocation - Growth VP (the “Portfolio”) is a series of TST.

The Portfolio currently offers two classes of shares: Initial Class and Service Class.

Transamerica Asset Management, Inc. (“TAM”) provides continuous and regular investment advisory services to the Portfolio. TAM acts as a manager of managers, providing advisory services that include, without limitation, the design and development of each Portfolio and its investment strategy and the ongoing review and evaluation of that investment strategy including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for each Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending and implementing fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolios’ investments; regular review of sub-adviser performance and holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation of portfolio holdings; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolios’ Board of Trustees; oversight of preparation of prospectuses, shareholder reports and other disclosure materials and filings; and oversight of other service providers to the Portfolios, such as the custodian, the transfer agent, the administrator, the distributor, the Portfolios’ independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations for the Portfolios; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment advisory services. Where TAM employs sub-advisers, the sub-advisers carry out and effectuate the investment strategy designed for the Portfolios by TAM and are responsible, subject to TAM’s and the Board of Trustees oversight, for the day-to-day management of the Portfolios and for making decisions to buy, hold or sell a particular security.

Transamerica Fund Services, Inc. (“TFS”) provides supervisory and administrative services to each Portfolio. TFS’s supervisory and administrative services include performing certain administrative services for the Portfolios and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided for the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TFS has outsourced the provision of certain services as described below; to the extent agreed upon by TFS and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of net asset values; shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; recommending and implementing fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and its dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; preparation of agendas and supporting documents for and minutes of meetings of Trustees and committees of Trustees; and preparation of regular communications with the Trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TFS to perform supervisory and administrative services to the Portfolio. State Street performs back office services to support TFS, including furnishing financial and performance information about the Portfolios for inclusion in regulatory filings and Trustee and shareholder reports; preparing drafts of regulatory filings, Trustee materials, tax returns, expenses and budgeting; tax compliance testing; and maintaining books and records. TFS pays all expenses it incurs in connection with providing these services in the Amended and Restated Services Agreement with the exception of the costs of certain services specifically assumed by the Portfolios, as numerated within the Statement of Operations.

This report should be read in conjunction with the Portfolio’s current prospectus, which contains additional information about the Portfolio, including investment objectives and strategies.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Asset Allocation - Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 1. (continued)

The open repurchase agreements and related collateral at June 30, 2013 are listed in the Schedule of Investments.

Restricted and illiquid securities: The Portfolio may invest in unregulated or restricted securities. Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

The restricted and illiquid securities at June 30, 2013 are listed in the Schedule of Investments.

Futures contracts: The Portfolio is subject to equity and commodity price risks, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The open futures contracts at June 30, 2013 are listed in the Schedule of Investments. The variation margin receivable or payable, as applicable, is included in the Statement of Assets and Liabilities.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend date, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class, based upon net assets. Each class bears its own specific expenses in addition to the non-class specific expenses.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs tovaluation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The Portfolio’s Board of Trustees has delegated the valuation functions on a day-to-day basis to TAM, subject to board oversight. TAM has formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board of Trustees. These policies and procedures are reviewed at least annually by the Board of Trustees. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Asset Allocation - Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 2. (continued)

the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair market value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

For assets and liabilities using significant unobservable inputs (Level 3) GAAP requires a reconciliation of the beginning to the ending balances for reported market values that presents changes attributed to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The Level 3 reconciliation, if any, is disclosed in the Valuation Summary of the respective Portfolio’s Schedule of Investments.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Investment companies are valued at the net asset value (“NAV”) of the underlying portfolio. These securities are actively traded and no valuation adjustments are applied. Exchange-Traded Funds are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1 of the fair value hierarchy. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are unobservable will be valued based upon the NAVs of such investments and are categorized in Level 3 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

Restricted securities (equity and debt): Restricted securities for which quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee under the supervision of the Portfolio’s Board of Trustees. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Derivative instruments: Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over the counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. A substantial majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized in Level 2 of the fair value hierarchy or in Level 3 if inputs are unobservable.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Asset Allocation - Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 2. (continued)

The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2013, is disclosed in the Valuation Summary of the Schedule of Investments.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.

TAM, the Portfolio’s investment adviser, is directly owned by Western Reserve Life Assurance Co. of Ohio and AUSA Holding Company (“AUSA”), both of which are indirect, wholly-owned subsidiaries of Aegon NV. AUSA is wholly-owned by Aegon USA, LLC (“Aegon USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Aegon USA is owned by Aegon US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

TFS is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS, and TCI. No interested trustee receives compensation from the Portfolio.

Investment advisory fees: The Portfolio pays management fees to TAM based on average daily net assets (“ANA”) at the following rate:

0.10% of ANA

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

Expense limit	Maximum Operating Expense Limit Effective Through
0.25%	May 1, 2014

TAM is entitled to reimbursement by the Portfolio of fees waived and/or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit.

During the period ended June 30, 2013, there were no amounts reimbursed/waived or recaptured by TAM. There were no amounts available for recapture by TAM as of June 30, 2013.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2014. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Asset Allocation - Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 3. (continued)

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. The Portfolio pays TFS an annual fee of 0.0175% of ANA. The Legal fees in the Statement of Operations are for fees paid to external legal counsel.

Transfer agent services: TFS provides transfer agency services under the Administrative Agreement and is compensated for such services under that agreement. For the period ended June 30, 2013 amounts paid to TFS by the Portfolio are included in Transfer Agent in the Statement of Operations and amounts payable to TFS as of June 30, 2013 are included in Transfer agent fees in the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), as elected by the Trustee.

NOTE 4. INVESTMENT TRANSACTIONS

The cost of affiliated investments purchased and proceeds from affiliated investments sold (excluding short-term securities) for the period ended June 30, 2013 were as follows:

Purchases of affiliated investments	$146,808,141
Proceeds from maturities and sales of affiliated investments	170,158,214

There were no transactions of U.S. Government securities during the period ended June 30, 2013.

NOTE 5. DERIVATIVE FINANCIAL INSTRUMENTS

The Portfolio is subject to various risks in the normal course of pursuing its investment objective. The volume of future contracts held throughout the period averaged three contracts, with overall increases from zero contracts to three contracts. The tables below highlight the types of risks associated with the Portfolio and how the aforementioned derivative instruments are used to mitigate such risks:

Fair Values of Derivative Instruments in the Statement of Assets and Liabilities as of June 30, 2013:

Derivatives not accounted for as hedging instruments

Location	Equity contracts
Asset Derivatives
Unrealized appreciation on futures contracts (A)	$424,567
Liability Derivatives
Unrealized depreciation on futures contracts (A)	$(1,188,740)
(A)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Effect of Derivative Instruments in the Statement of Operations for the period ended June 30, 2013:

Derivatives not accounted for as hedging instruments

Location	Equity contracts
Net Realized Gain (Loss) on derivatives recognized in income
Net realized gain (loss) on futures contracts	$(1,623,773)
Net change in Unrealized Appreciation (Depreciation) on derivatives recognized in income
Net change in unrealized appreciation (depreciation) on futures contracts	(764,173)
Total	$(2,387,946)

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Asset Allocation - Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 6. FEDERAL INCOME TAX MATTERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Portfolio’s tax provisions taken or expected to be taken for all open tax years 2009 - 2012, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other in the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

NOTE 7. SUBSEQUENT EVENT

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Asset Allocation - Growth VP

INVESTMENT ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board”) held on June 12-13, 2013, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Asset Allocation - Growth VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”).

Following their review and consideration, the Trustees determined that the terms of the Investment Advisory Agreement are reasonable and that the renewal of the Investment Advisory Agreement is in the best interests of the Portfolio and its shareholders. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Investment Advisory Agreement through June 30, 2014. In reaching their decision, the Trustees requested and received from TAM such information as they deemed reasonably necessary to evaluate the Investment Advisory Agreement. The Trustees also considered information they had previously received from TAM as part of their regular oversight of the Portfolio, as well as comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Investment Advisory Agreement, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and/or their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; and the professional qualifications of TAM’s portfolio management team.

Based on these considerations, the Board determined that TAM can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2012.

The Board noted that the performance of the Initial Class of the Portfolio was in line with the median for its peer universe for the past 10-year period and below the median for the past 1-, 3- and 5-year periods. The Board also noted that the performance of the Initial Class of the Portfolio was below its benchmark for the past 1-, 3-, 5- and 10-year periods. The Board noted that the Portfolio’s assets had previously been managed by a sub-adviser and that the Portfolio’s performance for longer periods was attributable to the sub-adviser.

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided by TAM, the Board concluded that TAM is capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and that is competitive with other investment companies.

Management Fee and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of other investment companies in both a peer group and broader peer universe compiled by Lipper.

The Board noted that the Portfolio’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Initial Class of the Portfolio were in line with the median for its peer group and above the median for its peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management fee to be received by TAM under the Investment Advisory Agreement is reasonable in light of the services provided.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Asset Allocation - Growth VP

INVESTMENT ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any further economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from these economies of scale. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and whether the Portfolio has achieved economies of scale in the future.

Benefits to TAM or its Affiliates from their Relationships with the Portfolio

The Board considered any other benefits derived by TAM and its affiliates from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement is in the best interests of the Portfolio and its shareholders and voted to approve the renewal of the Investment Advisory Agreement.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Asset Allocation - Moderate VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2013, and held for the entire period until June 30, 2013.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses(A)
Portfolio Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period(B)	Ending Account Value	Expenses Paid During Period(B)	Annualized Expense Ratio(C)
Transamerica Asset Allocation - Moderate VP
Initial Class	$1,000.00	$1,035.70	$0.70	$1,023.83	$0.69	0.14%
Service Class	1,000.00	1,035.10	1.95	1,022.61	1.93	0.39

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (179 days), and divided by the number of days in the year (365 days).

(C)	Expense ratios do not include expenses of the underlying affiliated investment companies in which the portfolio invests.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2013

(the following chart summarizes the Schedule of Investments of the portfolio by asset type)

(unaudited)

Asset Type	% of Net Assets
U.S. Equity	41.6%
Fixed Income	35.9
Global/International Equity	11.7
Tactical and Specialty	4.7
Inflation-Protected Securities	3.2
Repurchase Agreement	2.7
Other Assets and Liabilities - Net(A)	0.2
Total	100.0%

(A)	The Other Assets and Liabilities - Net category may include, but is not limited to, Reverse Repurchase Agreements, Forward Foreign Currency Contracts, Futures Contracts, Swap Agreements, Written Options and Swaptions, Securities Sold Short, TBA Short Commitments, and Cash Collateral.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Asset Allocation - Moderate VP

SCHEDULE OF INVESTMENTS

At June 30, 2013

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 97.1%
Fixed Income - 35.9%
Transamerica Aegon U.S. Government Securities VP (A)	5,209,719	$ 67,257,476
Transamerica Core Bond (B)	27,342,246	282,445,397
Transamerica Emerging Markets Debt (B)	18,308,563	193,887,678
Transamerica High Yield Bond (B)	2,500,258	24,152,494
Transamerica ING Intermediate Bond VP (A)	4,600,000	44,068,000
Transamerica ING Limited Maturity Bond VP (A)	2,900,000	28,826,000
Transamerica International Bond (B)	3,281,180	31,072,775
Transamerica Money Market (B)	48,533,645	48,533,645
Transamerica PIMCO Total Return VP (A)	31,806,833	372,139,946
Transamerica Short-Term Bond (B)	62,588,414	637,775,941
Global/International Equity - 11.7%
Transamerica Clarion Global Real Estate Securities VP (A)	5,432,766	65,356,174
Transamerica Developing Markets Equity (B) (C)	4,596,337	49,778,331
Transamerica Emerging Markets Equity (B)	2,911,600	27,194,344
Transamerica Income & Growth (B)	12,462,777	128,865,115
Transamerica International (B)	2,624,791	24,988,011
Transamerica International Equity Opportunities (B)	5,900,626	45,080,785
Transamerica International Small Cap (B)	7,616,535	64,892,875
Transamerica International Small Cap Value (B) (C)	6,169,373	64,161,475
Transamerica International Value Opportunities (B)	4,900,489	44,300,418
Transamerica Value (B)	1,979,500	50,536,644
Inflation-Protected Securities - 3.2%
Transamerica Real Return TIPS (B)	15,851,098	157,242,890
Tactical and Specialty - 4.7%
Transamerica Bond (B)	18,026,433	186,753,842
Transamerica Global Allocation (B)	3,450,882	38,649,883
U.S. Equity - 41.6%
Transamerica Capital Growth (B)	2,904,341	35,520,087
Transamerica Dividend Focused (B)	14,561,204	160,610,080
Transamerica Growth Opportunities (B)	7,793,415	79,570,764
Transamerica ING Mid Cap Opportunities VP (A)	4,700,000	47,705,000

	Shares	Value
U.S. Equity (continued)
Transamerica Jennison Growth VP (A)	18,833,749	$ 174,212,180
Transamerica JPMorgan Mid Cap Value VP (A)	15,259,944	284,903,150
Transamerica Large Cap Value (B)	18,360,832	241,077,724
Transamerica MLP & Energy Income (B) (C)	8,160,590	80,953,054
Transamerica Select Equity (B)	16,052,829	206,439,384
Transamerica Small Cap Growth (B)	16,539,262	179,120,206
Transamerica Small Cap Value (B)	18,369,597	218,414,507
Transamerica Small Company Growth Liquidating Trust (C) (D) (E) (F) (G)	5,959	37,225
Transamerica Systematic Small/Mid Cap Value VP (A)	3,976,623	79,413,155
Transamerica T. Rowe Price Small Cap VP (A) (C)	1,840,199	22,063,988
Transamerica WMC Diversified Growth VP (A)	7,224,412	198,165,611

Total Investment Companies (cost $4,445,245,283)		4,686,166,254

	Principal	Value
REPURCHASE AGREEMENT - 2.7%
State Street Bank & Trust Co. 0.03% (H), dated 06/28/2013, to be repurchased at $128,113,510 on 07/01/2013. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 01/01/2032, and with a value of $130,677,170.	$ 128,113,190	128,113,190

Total Repurchase Agreement (cost $128,113,190)		128,113,190

Total Investment Securities (cost $4,573,358,473) (I)		4,814,279,444
Other Assets and Liabilities - Net		9,100,795

Net Assets		$ 4,823,380,239

FUTURES CONTRACTS: (J)
Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note	Short	(1,086)	09/19/2013	$1,665,359
MSCI EAFE Mini Index	Short	(1,043)	09/20/2013	1,221,484
Ultra Long U.S. Treasury Bond	Short	(414)	09/19/2013	(1,110,784)

				$1,776,059

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	The portfolio invests its assets in the Initial Class shares of the affiliated portfolio of Transamerica Series Trust.
(B)	The portfolio invests its assets in the Class I2 shares of the affiliated series of Transamerica Funds.
(C)	Non-income producing security.
(D)	Investment in affiliated company of Transamerica Asset Management, Inc.
(E)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is $37,225, or less than 0.01% of the portfolio’s net assets.
(F)	Illiquid. Total aggregate market value of illiquid securities is $37,225, or less than 0.01% of the portfolio’s net assets.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Asset Allocation - Moderate VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

(G)	Restricted security. At June 30, 2013, the portfolio owned the respective securities which were restricted as to public resale:

Investment Securities	Description	Acquisition Date	Cost	Value	Value as % of Net Assets
Investment Companies	Transamerica Small Company Growth Liquidating Trust	10/26/2012	$59,594	$37,225	0.00	%(K)

(H)	Rate shown reflects the yield at June 30, 2013.
(I)	Aggregate cost for federal income tax purposes is $4,573,358,473. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $303,904,160 and $62,983,189, respectively. Net unrealized appreciation for tax purposes is $240,920,971.
(J)	Cash in the amount of $7,367,350 has been segregated by the custodian with the broker as collateral for open futures contracts.
(K)	Percentage rounds to less than 0.01%.

VALUATION SUMMARY: (L)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2013
ASSETS
Investment Securities
Investment Companies
Fixed Income	$1,730,159,352	$—	$—	$1,730,159,352
Global/International Equity	565,154,172	—	—	565,154,172
Inflation-Protected Securities	157,242,890	—	—	157,242,890
Tactical and Specialty	225,403,725	—	—	225,403,725
U.S. Equity	2,008,168,890	—	37,225	2,008,206,115
Repurchase Agreement	—	128,113,190	—	128,113,190
Total Investment Securities	$4,686,129,029	$128,113,190	$37,225	$4,814,279,444
Derivative Financial Instruments
Futures Contracts (M)	$2,886,843	$—	$—	$2,886,843
Total Derivative Financial Instruments	$2,886,843	$—	$—	$2,886,843
Other Assets (N)
Cash on Deposit with Broker	$7,367,350	$—	$—	$7,367,350
Total Other Assets	$7,367,350	$—	$—	$7,367,350

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2013
LIABILITIES
Derivative Financial Instruments
Futures Contracts (M)	$(1,110,784)	$—	$—	$(1,110,784)
Total Derivative Financial Instruments	$(1,110,784)	$—	$—	$(1,110,784)

(L)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended June 30, 2013. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
(M)	Derivative financial instruments valued at unrealized appreciation (depreciation) on the instrument.
(N)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

Level 3 Rollforward - Investment Securities

Securities	Beginning Balance at December 31, 2012	Purchases	Sales (O)	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) (P)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at June 30, 2013 (Q)	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at June 30, 2013 (P)
Investment Companies	$756,658	$—	$(687,884)	$—	$(23,348)	$(8,201)	$—	$—	$37,225	$(8,201)

(O)	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.
(P)	Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on Investments Held at June 30, 2013 may be due to an investment no longer held or categorized as Level 3 at period end.
(Q)	Inputs used in the valuation of the Level 3 securities were not considered significant unobservable inputs.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Asset Allocation - Moderate VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2013

(unaudited)

Assets:
Investments in affiliated investment companies, at value (cost: $4,445,245,283)	$4,686,166,254
Repurchase agreement, at value (cost: $128,113,190)	128,113,190
Cash on deposit with broker	7,367,350
Receivables:
Shares sold	4,388,127
Interest	107
Dividends	149,244
Prepaid expenses	23,964

Total assets	4,826,208,236

Liabilities:
Accounts payable and accrued liabilities:
Shares redeemed	1,274,329
Administration fees	64,891
Variation margin	250,326
Management and advisory fees	370,804
Distribution and service fees	752,785
Transfer agent fees	638
Trustees fees	1,786
Other	112,438

Total liabilities	2,827,997

Net assets	$4,823,380,239

Net assets consist of:
Capital stock ($0.01 par value)	$4,297,856
Additional paid-in capital	4,528,296,549
Undistributed (accumulated) net investment income (loss)	143,710,667
Undistributed (accumulated) net realized gain (loss) from investments in affiliated investment companies and futures contracts	(95,621,863)
Net unrealized appreciation (depreciation) on:
Investments in affiliated investment companies	240,920,971
Futures contracts	1,776,059

Net assets	$4,823,380,239

Net assets by class:
Initial Class	$895,517,414
Service Class	3,927,862,825
Shares outstanding:
Initial Class	79,082,688
Service Class	350,702,952
Net asset value and offering price per share:
Initial Class	$11.32
Service Class	11.20

STATEMENT OF OPERATIONS

For the period ended June 30, 2013

(unaudited)

Investment Income:
Dividend income from affiliated investment companies	$33,984,968
Interest income	4,638

Total investment income	33,989,606

Expenses:
Management and advisory	2,296,391
Distribution and service:
Service Class	4,608,876
Transfer agent	17,336
Printing and shareholder reports	165,341
Custody	58,531
Administration	401,868
Legal	105,197
Audit and tax	7,905
Trustees	84,578
Other	56,608

Total expenses	7,802,631

Net investment income (loss)	26,186,975

Net realized gain (loss) on transactions from:
Investments in affiliated investment companies	43,005,385
Futures contracts	(12,226,600)

Total realized gain (loss)	30,778,785

Net change in unrealized appreciation (depreciation) on:
Investments in affiliated investment companies	93,761,146
Futures contracts	1,776,059

Net change in unrealized appreciation (depreciation)	95,537,205

Net realized and change in unrealized gain (loss)	126,315,990

Net increase (decrease) in net assets resulting from operations	$152,502,965

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Asset Allocation - Moderate VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2013 (unaudited)	December 31, 2012
From operations:
Net investment income (loss)	$26,186,975	$117,524,081
Net realized gain (loss) from investments in affiliated investment companies and futures contracts	30,778,785	131,002,613
Net change in unrealized appreciation (depreciation) on investments in affiliated investment companies and futures contracts	95,537,205	105,000,920
Net increase (decrease) in net assets resulting from operations	152,502,965	353,527,614

Distributions to shareholders:
From net investment income:
Initial Class	—	(24,713,511)
Service Class	—	(80,822,575)
Total distributions to shareholders	—	(105,536,086)

Capital share transactions:
Proceeds from shares sold:
Initial Class	28,426,940	43,842,126
Service Class	397,046,821	589,018,975
	425,473,761	632,861,101
Dividends and distributions reinvested:
Initial Class	—	24,713,511
Service Class	—	80,822,575
	—	105,536,086
Cost of shares redeemed:
Initial Class	(76,898,460)	(164,240,712)
Service Class	(77,415,050)	(141,872,514)
	(154,313,510)	(306,113,226)
Net increase (decrease) in net assets resulting from capital shares transactions	271,160,251	432,283,961

Net increase (decrease) in net assets	423,663,216	680,275,489

Net assets:
Beginning of period/year	4,399,717,023	3,719,441,534
End of period/year	$4,823,380,239	$4,399,717,023
Undistributed (accumulated) net investment income (loss)	$143,710,667	$117,523,692

Share activity:
Shares issued:
Initial Class	2,523,745	4,085,113
Service Class	35,324,456	55,318,422
	37,848,201	59,403,535
Shares issued-reinvested from dividends and distributions:
Initial Class	—	2,327,073
Service Class	—	7,675,458
	—	10,002,531
Shares redeemed:
Initial Class	(6,794,240)	(15,298,517)
Service Class	(6,904,414)	(13,322,090)
	(13,698,654)	(28,620,607)

Net increase (decrease) in shares outstanding:
Initial Class	(4,270,495)	(8,886,331)
Service Class	28,420,042	49,671,790
	24,149,547	40,785,459

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Asset Allocation - Moderate VP

FINANCIAL HIGHLIGHTS

For the period or years ended:

For a share outstanding throughout each period/year
	Initial Class
	June 30, 2013 (unaudited)		December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
Net asset value
Beginning of period/year	$10.93		$10.26	$10.45	$9.77	$8.36	$12.90
Investment operations
Net investment income (loss)(A)(B)	0.07		0.32	0.32	0.27	0.32	0.50
Net realized and unrealized gain (loss)	0.32		0.64	(0.26)	0.71	1.83	(3.59)
Total investment operations	0.39		0.96	0.06	0.98	2.15	(3.09)
Distributions
Net investment income	—		(0.29)	(0.25)	(0.30)	(0.39)	(0.37)
Net realized gains	—		—	—	—	(0.35)	(1.08)
Total distributions	—		(0.29)	(0.25)	(0.30)	(0.74)	(1.45)
Net asset value
End of period/year	$11.32		$10.93	$10.26	$10.45	$9.77	$8.36
Total return(C)	3.57	%(D)	9.44%	0.59%	10.37%	26.40%	(25.96)%
Net assets end of period/year (000’s)	$895,517		$911,127	$946,623	$1,083,121	$1,101,652	$957,157
Ratio and supplemental data
Expenses to average net assets(E)	0.14	%(F)	0.14%	0.13%	0.13%	0.13%	0.13%
Net investment income (loss) to average net assets(B)	1.32	%(F)	2.94%	3.04%	2.68%	3.63%	4.50%
Portfolio turnover rate(G)	20	%(D)	50%	23%	32%	18%	23%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the portfolio is affected by the timing of the declaration of dividends by the underlying affiliated investment companies in which the portfolio invests.
(C)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Does not include expenses of the underlying affiliated investment companies in which the portfolio invests.
(F)	Annualized.
(G)	Does not include the portfolio activity of the underlying affiliated investment companies in which the portfolio invests.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

For a share outstanding throughout each period/year
	Service Class
	June 30, 2013 (unaudited)		December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
Net asset value
Beginning of period/year	$10.82		$10.17	$10.37	$9.70	$8.30	$12.83
Investment operations
Net investment income (loss)(A)(B)	0.06		0.30	0.32	0.25	0.32	0.37
Net realized and unrealized gain (loss)	0.32		0.62	(0.29)	0.70	1.80	(3.47)
Total investment operations	0.38		0.92	0.03	0.95	2.12	(3.10)
Distributions
Net investment income	—		(0.27)	(0.23)	(0.28)	(0.37)	(0.35)
Net realized gains	—		—	—	—	(0.35)	(1.08)
Total distributions	—		(0.27)	(0.23)	(0.28)	(0.72)	(1.43)
Net asset value
End of period/year	$11.20		$10.82	$10.17	$10.37	$9.70	$8.30
Total return(C)	3.51	%(D)	9.11%	0.29%	10.14%	26.20%	(26.19)%
Net assets end of period/year (000’s)	$3,927,863		$3,488,590	$2,772,819	$2,178,041	$1,842,404	$1,190,212
Ratio and supplemental data
Expenses to average net assets(E)	0.39	%(F)	0.39%	0.38%	0.38%	0.38%	0.38%
Net investment income (loss) to average net assets(B)	1.10	%(F)	2.84%	3.02%	2.50%	3.54%	3.36%
Portfolio turnover rate(G)	20	%(D)	50%	23%	32%	18%	23%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the portfolio is affected by the timing of the declaration of dividends by the underlying affiliated investment companies in which the portfolio invests.
(C)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Does not include expenses of the underlying affiliated investment companies in which the portfolio invests.
(F)	Annualized.
(G)	Does not include the portfolio activity of the underlying affiliated investment companies in which the portfolio invests.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Asset Allocation - Moderate VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2013

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Asset Allocation - Moderate VP (the “Portfolio”) is a series of TST.

The Portfolio currently offers two classes of shares: Initial Class and Service Class.

Transamerica Asset Management, Inc. (“TAM”) provides continuous and regular investment advisory services to the Portfolio. TAM acts as a manager of managers, providing advisory services that include, without limitation, the design and development of each Portfolio and its investment strategy and the ongoing review and evaluation of that investment strategy including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for each Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending and implementing fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolios’ investments; regular review of sub-adviser performance and holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation of portfolio holdings; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolios’ Board of Trustees; oversight of preparation of prospectuses, shareholder reports and other disclosure materials and filings; and oversight of other service providers to the Portfolios, such as the custodian, the transfer agent, the administrator, the distributor, the Portfolios’ independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations for the Portfolios; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment advisory services. Where TAM employs sub-advisers, the sub-advisers carry out and effectuate the investment strategy designed for the Portfolios by TAM and are responsible, subject to TAM’s and the Board of Trustees oversight, for the day-to-day management of the Portfolios and for making decisions to buy, hold or sell a particular security.

Transamerica Fund Services, Inc. (“TFS”) provides supervisory and administrative services to each Portfolio. TFS’s supervisory and administrative services include performing certain administrative services for the Portfolios and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided for the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TFS has outsourced the provision of certain services as described below; to the extent agreed upon by TFS and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of net asset values; shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; recommending and implementing fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and its dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; preparation of agendas and supporting documents for and minutes of meetings of Trustees and committees of Trustees; and preparation of regular communications with the Trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TFS to perform supervisory and administrative services to the Portfolio. State Street performs back office services to support TFS, including furnishing financial and performance information about the Portfolios for inclusion in regulatory filings and Trustee and shareholder reports; preparing drafts of regulatory filings, Trustee materials, tax returns, expenses and budgeting; tax compliance testing; and maintaining books and records. TFS pays all expenses it incurs in connection with providing these services in the Amended and Restated Services Agreement with the exception of the costs of certain services specifically assumed by the Portfolios, as numerated within the Statement of Operations.

This report should be read in conjunction with the Portfolio’s current prospectus, which contains additional information about the Portfolio, including investment objectives and strategies.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Asset Allocation - Moderate VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 1. (continued)

The open repurchase agreements and related collateral at June 30, 2013 are listed in the Schedule of Investments.

Restricted and illiquid securities: The Portfolio may invest in unregulated or restricted securities. Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

The restricted and illiquid securities at June 30, 2013 are listed in the Schedule of Investments.

Futures contracts: The Portfolio is subject to equity and commodity price risks, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The open futures contracts at June 30, 2013 are listed in the Schedule of Investments. The variation margin receivable or payable, as applicable, is included in the Statement of Assets and Liabilities.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend date, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class, based upon net assets. Each class bears its own specific expenses in addition to the non-class specific expenses.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The Portfolio’s Board of Trustees has delegated the valuation functions on a day-to-day basis to TAM, subject to board oversight. TAM has formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board of Trustees. These policies and procedures are reviewed at least annually by the Board of Trustees. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Asset Allocation - Moderate VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 2. (continued)

the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolios use fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair market value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

For assets and liabilities using significant unobservable inputs (Level 3) GAAP requires a reconciliation of the beginning to the ending balances for reported market values that presents changes attributed to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The Level 3 reconciliation, if any, is disclosed in the Valuation Summary of the respective Portfolio’s Schedule of Investments.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Investment companies are valued at the net asset value (“NAV”) of the underlying portfolio. These securities are actively traded and no valuation adjustments are applied. Exchange-Traded Funds are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1 of the fair value hierarchy. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are unobservable will be valued based upon the NAVs of such investments and are categorized in Level 3 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

Restricted securities (equity and debt): Restricted securities for which quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee under the supervision of the Portfolio’s Board of Trustees. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Derivative instruments: Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over the counter (“OTC”) derivative contracts include futures, forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking Into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. A substantial majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized in Level 2 of the fair value hierarchy or in Level 3 if inputs are unobservable.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Asset Allocation - Moderate VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 2. (continued)

The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2013, is disclosed in the Valuation Summary of the Schedule of Investments.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.

TAM, the Portfolio’s investment adviser, is directly owned by Western Reserve Life Assurance Co. of Ohio and AUSA Holding Company (“AUSA”), both of which are indirect, wholly-owned subsidiaries of Aegon NV. AUSA is wholly-owned by Aegon USA, LLC (“Aegon USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Aegon USA is owned by Aegon US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

TFS is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS, and TCI. No interested trustee receives compensation from the Portfolio.

Investment advisory fees: The Portfolio pays management fees to TAM based on average daily net assets (“ANA”) at the following rate:

0.10% of ANA

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

Expense limit	Maximum Operating Expense Limit Effective Through
0.25%	May 1, 2014

TAM is entitled to reimbursement by the Portfolio of fees waived and/or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit.

During the period ended June 30, 2013, there were no amounts reimbursed/waived or recaptured by TAM. There were no amounts available for recapture by TAM as of June 30, 2013.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2014. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Asset Allocation - Moderate VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 3. (continued)

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. The Portfolio pays TFS an annual fee of 0.0175% of ANA. The Legal fees in the Statement of Operations are for fees paid to external legal counsel.

Transfer agent services: TFS provides transfer agency services under the Administrative Agreement and is compensated for such services under that agreement. For the period ended June 30, 2013 amounts paid to TFS by the Portfolio are included in Transfer Agent in the Statement of Operations and amounts payable to TFS as of June 30, 2013 are included in Transfer agent fees in the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), as elected by the Trustee.

NOTE 4. INVESTMENT TRANSACTIONS

The cost of affiliated investments purchased and proceeds from affiliated investments sold (excluding short-term securities) for the period ended June 30, 2013 were as follows:

Purchases of affiliated investments:	$1,034,092,015
Proceeds from maturities and sales of affiliated investments:	919,587,696

There were no transactions of U.S. Governments securities during period ended June 30, 2013.

NOTE 5. DERIVATIVE FINANCIAL INSTRUMENTS

The Portfolio is subject to various risks in the normal course of pursuing its investment objective. The volume of futures contracts held during the period averaged three contracts, beginning and ending the period with an overall increase from zero to three contracts. The tables below highlight the types of risks associated with the Portfolio and how the aforementioned derivative instruments are used to mitigate such risks:

Fair Values of Derivative Instruments in the Statement of Assets and Liabilities as of June 30, 2013:

Derivatives not accounted for as hedging instruments

Location	Interest rate contracts	Equity contracts	Total
Asset Derivatives
Unrealized appreciation on futures contracts (A)	$1,665,359	$1,221,484	$2,886,843
Liability Derivatives
Unrealized depreciation on futures contracts (A)	$(1,110,784)	$—	$(1,110,784)

(A)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Effect of Derivative Instruments in the Statement of Operations for the period ended June 30, 2013:

Derivatives not accounted for as hedging instruments

Location	Interest rate contracts	Equity contracts	Total
Net Realized Gain (Loss) on derivatives recognized in income
Net realized gain (loss) on futures contracts	$—	$(12,226,600)	$(12,226,600)
Net change in Unrealized Appreciation (Depreciation) on derivatives recognized in income
Net change in unrealized appreciation (depreciation) on futures contracts	554,575	1,221,484	1,776,059
Total	$554,575	$(11,005,116)	$(10,450,541)

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Asset Allocation - Moderate VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 6. FEDERAL INCOME TAX MATTERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Portfolio’s tax provisions taken or expected to be taken for all open tax years 2009 - 2012, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

NOTE 7. SUBSEQUENT EVENT

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Asset Allocation - Moderate VP

INVESTMENT ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board”) held on June 12-13, 2013, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Asset Allocation - Moderate VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”).

Following their review and consideration, the Trustees determined that the terms of the Investment Advisory Agreement are reasonable and that the renewal of the Investment Advisory Agreement is in the best interests of the Portfolio and its shareholders. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Investment Advisory Agreement through June 30, 2014. In reaching their decision, the Trustees requested and received from TAM such information as they deemed reasonably necessary to evaluate the Investment Advisory Agreement. The Trustees also considered information they had previously received from TAM as part of their regular oversight of the Portfolio, as well as comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Investment Advisory Agreement, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and/or their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; and the professional qualifications of TAM’s portfolio management team.

Based on these considerations, the Board determined that TAM can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2012.

The Board noted that the performance of the Initial Class of the Portfolio was above the median for its peer universe for the past 10-year period, in line with the median for the past 5-year period and below the median for the past 1- and 3-year periods. The Board also noted that the performance of the Initial Class of the Portfolio was above its primary benchmark for the past 5-year period and below its primary benchmark for the past 1-, 3- and 10-year periods. The Board noted that the Portfolio’s assets had previously been managed by a sub-adviser and that the Portfolio’s performance for longer periods was attributable to the sub-adviser.

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided by TAM, the Board concluded that TAM is capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and that is competitive with other investment companies.

Management Fee and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of other investment companies in both a peer group and broader peer universe compiled by Lipper.

The Board noted that the Portfolio’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Initial Class of the Portfolio were below the median for its peer group and in line with the median for its peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management fee to be received by TAM under the Investment Advisory Agreement is reasonable in light of the services provided.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Asset Allocation - Moderate VP

INVESTMENT ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any further economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from these economies of scale. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and whether the Portfolio has achieved economies of scale in the future.

Benefits to TAM or its Affiliates from their Relationships with the Portfolio

The Board considered any other benefits derived by TAM and its affiliates from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement is in the best interests of the Portfolio and its shareholders and voted to approve the renewal of the Investment Advisory Agreement.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Asset Allocation - Moderate Growth VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2013, and held for the entire period until June 30, 2013.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses(A)
Portfolio Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period(B)	Ending Account Value	Expenses Paid During Period(B)	Annualized Expense Ratio(C)
Transamerica Asset Allocation - Moderate Growth VP
Initial Class	$1,000.00	$1,060.30	$0.71	$1,023.83	$0.69	0.14%
Service Class	1,000.00	1,060.10	$1.97	1,022.61	1.93	0.39

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (179 days), and divided by the number of days in the year (365 days).

(C)	Expense ratios do not include expenses of the underlying affiliated investment companies in which the portfolio invests.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2013

(the following chart summarizes the Schedule of Investments of the portfolio by asset type)

(unaudited)

Asset Type	% of Net Assets
U.S. Equity	57.3%
Fixed Income	17.8
Global/International Equity	17.4
Tactical and Specialty	4.6
Inflation-Protected Securities	2.1
Repurchase Agreement	0.4
Other Assets and Liabilities - Net(A)	0.4
Total	100.0%

(A)	The Other Assets and Liabilities - Net category may include, but is not limited to, Reverse Repurchase Agreements, Forward Foreign Currency Contracts, Futures Contracts, Swap Agreements, Written Options and Swaptions, Securities Sold Short, TBA Short Commitments, and Cash Collateral.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Asset Allocation - Moderate Growth VP

SCHEDULE OF INVESTMENTS

At June 30, 2013

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 99.2%
Fixed Income - 17.8%
Transamerica Aegon U.S. Government Securities VP (A)	4,568,704	$ 58,981,974
Transamerica Core Bond (B)	22,046,545	227,740,814
Transamerica Emerging Markets Debt (B)	14,495,443	153,506,744
Transamerica High Yield Bond (B)	137,411	1,327,391
Transamerica International Bond (B)	4,612,552	43,680,866
Transamerica Money Market (B)	1,031,794	1,031,794
Transamerica PIMCO Total Return VP (A)	19,205,720	224,706,924
Transamerica Short-Term Bond (B)	17,629,992	179,649,618
Global/International Equity - 17.4%
Transamerica Clarion Global Real Estate Securities VP (A)	6,463,360	77,754,224
Transamerica Developing Markets Equity (B)	13,267,166	143,683,404
Transamerica Emerging Markets Equity (B)	7,777,320	72,640,167
Transamerica Income & Growth (B)	14,159,032	146,404,395
Transamerica International (B)	5,902,876	56,195,381
Transamerica International Equity (B)	3,111,171	50,245,404
Transamerica International Equity Opportunities (B)	3,179,964	24,294,922
Transamerica International Small Cap (B)	11,159,798	95,081,478
Transamerica International Small Cap Value (B) (C)	5,589,419	58,129,961
Transamerica International Value Opportunities (B)	5,388,223	48,709,537
Transamerica Value (B)	3,881,860	99,103,879
Inflation-Protected Securities - 2.1%
Transamerica Real Return TIPS (B)	10,655,947	105,706,997
Tactical and Specialty - 4.6%
Transamerica Bond (B)	14,984,096	155,235,237
Transamerica Global Allocation (B)	6,619,568	74,139,159
U.S. Equity - 57.3%
Transamerica Capital Growth (B)	8,986,179	109,900,975
Transamerica Dividend Focused (B)	20,524,024	226,379,988
Transamerica Growth Opportunities (B)	13,547,576	138,320,746
Transamerica ING Large Cap Growth VP (A)	5,000,000	49,950,000
Transamerica ING Mid Cap Opportunities VP (A)	4,950,677	50,249,371

	Shares	Value
U.S. Equity (continued)
Transamerica Jennison Growth VP (A)	25,130,070	$ 232,453,146
Transamerica JPMorgan Mid Cap Value VP (A)	15,932,063	297,451,610
Transamerica Large Cap Growth (B)	9,980,749	107,592,470
Transamerica Large Cap Value (B)	29,721,252	390,240,040
Transamerica MLP & Energy Income (B) (C)	1,280,212	12,699,704
Transamerica Morgan Stanley Mid-Cap Growth VP (A)	1,926,855	62,102,541
Transamerica Select Equity (B)	28,419,463	365,474,291
Transamerica Small Cap Growth (B)	11,781,577	127,594,482
Transamerica Small Cap Value (B)	16,529,373	196,534,248
Transamerica Small Company Growth Liquidating Trust (C) (D) (E) (F) (G)	16,244	101,465
Transamerica Systematic Small/Mid Cap Value VP (A) (C)	6,431,808	128,443,212
Transamerica T. Rowe Price Small Cap VP (A) (C)	8,553,369	102,554,894
Transamerica WMC Diversified Growth VP (A)	9,926,297	272,278,337

Total Investment Companies (cost $4,579,013,462)		4,968,271,790

	Principal	Value
REPURCHASE AGREEMENT - 0.4%
State Street Bank & Trust Co. 0.03% (H), dated 06/28/2013, to be repurchased at $17,633,562 on 07/01/2013. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 07/25/2037, and with a value of $17,989,335.	$ 17,633,518	17,633,518

Total Repurchase Agreement (cost $17,633,518)		17,633,518

Total Investment Securities (cost $4,596,646,980) (I)		4,985,905,308
Other Assets and Liabilities - Net		21,228,761

Net Assets		$ 5,007,134,069

FUTURES CONTRACTS: (J)
Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note	Short	(662)	09/19/2013	$1,284,722
MSCI EAFE Mini Index	Short	(2,664)	09/20/2013	684,737
MSCI Emerging Markets Mini Index Fund	Short	(115)	09/20/2013	(452,860)
S&P 500 E-Mini Index	Short	(2,159)	09/20/2013	(6,326)
Ultra Long U.S. Treasury Bond	Short	(311)	09/19/2013	(827,834)

				$682,439

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Asset Allocation - Moderate Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	The portfolio invests its assets in the Initial Class shares of the affiliated portfolio of Transamerica Series Trust.
(B)	The portfolio invests its assets in the Class I2 shares of the affiliated series of Transamerica Funds.
(C)	Non-income producing security.
(D)	Investment in affiliated company of Transamerica Asset Management, Inc.
(E)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is $101,465, or less than 0.01% of the portfolio’s net assets.
(F)	Illiquid. Total aggregate market value of illiquid securities is $101,465, or less than 0.01% of the portfolio’s net assets.
(G)	Restricted security. At June 30, 2013, the portfolio owned the respective securities which were restricted as to public resale:

Investment Securities	Description	Acquisition Date	Cost	Value	Value as % of Net Assets
Investment Companies	Transamerica Small Company Growth Liquidating Trust	10/26/2012	$162,437	$101,465	0.00	%(K)

(H)	Rate shown reflects the yield at June 30, 2013.
(I)	Aggregate cost for federal income tax purposes is $4,596,646,980. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $450,475,163 and $61,216,835, respectively. Net unrealized appreciation for tax purposes is $389,258,328.
(J)	Cash in the amount of $21,494,875 has been segregated by the custodian with the broker as collateral for open futures contracts.
(K)	Percentage rounds to less than 0.01%.

VALUATION SUMMARY: (L)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2013
ASSETS
Investment Securities
Investment Companies
Fixed Income	$890,626,125	$—	$—	$890,626,125
Global/International Equity	872,242,752	—	—	872,242,752
Inflation-Protected Securities	105,706,997	—	—	105,706,997
Tactical and Specialty	229,374,396	—	—	229,374,396
U.S. Equity	2,870,220,055	—	101,465	2,870,321,520
Repurchase Agreement	—	17,633,518	—	17,633,518
Total Investment Securities	$4,968,170,325	$17,633,518	$101,465	$4,985,905,308
Derivative Financial Instruments
Futures Contracts (M)	$1,969,459	$—	$—	$1,969,459
Total Derivative Financial Instruments	$1,969,459	$—	$—	$1,969,459
Other Assets (N)
Cash on deposit with broker	$21,494,875	$—	$—	$21,494,875
Total Other Assets	$21,494,875	$—	$—	$21,494,875

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2013
LIABILITIES
Derivative Financial Instruments
Futures Contracts (M)	$(1,287,020)	$—	$—	$(1,287,020)
Total Derivative Financial Instruments	$(1,287,020)	$—	$—	$(1,287,020)

(L)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended June 30, 2013. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
(M)	Derivative financial instruments valued at unrealized appreciation (depreciation) on the instrument.
(N)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Asset Allocation - Moderate Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

Level 3 Rollforward - Investment Securities

Securities	Beginning Balance at December 31, 2012	Purchases	Sales (O)	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) (P)	Transfers into Level 3	Transfer out of Level 3	Ending Balance at June 30, 2013 (Q)	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at June 30, 2013 (P)
Investment Companies	$2,062,444	$—	$(1,874,983)	$—	$(63,641)	$(22,355)	$—	$—	$101,465	$(22,355)

(O)	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.
(P)	Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on Investments Held at June 30, 2013 may be due to an investment no longer held or categorized as Level 3 at period end.
(Q)	Inputs used in the valuation of the Level 3 securities were not considered significant unobservable inputs.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Asset Allocation - Moderate Growth VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2013

(unaudited)

Assets:
Investments in affiliated investment companies, at value (cost: $4,579,013,462)	$4,968,271,790
Repurchase agreement, at value (cost: $17,633,518)	17,633,518
Cash on deposit with broker	21,494,875
Receivables:
Shares sold	1,871,286
Interest	15
Dividends	42,034
Variation margin	816,570
Prepaid expenses	26,335

Total assets	5,010,156,423

Liabilities:
Accounts payable and accrued liabilities:
Shares redeemed	1,709,267
Administration fees	67,985
Management and advisory fees	388,483
Distribution and service fees	727,903
Transfer agent fees	675
Trustees fees	1,956
Audit and tax fees	4,244
Other	121,841

Total liabilities	3,022,354

Net assets	$5,007,134,069

Net assets consist of:
Capital stock ($0.01 par value)	$4,354,143
Additional paid-in capital	4,863,833,573
Undistributed net investment income	129,945,052
Undistributed (accumulated) net realized gain (loss) from investment securities and futures contracts	(380,939,466)
Net unrealized appreciation (depreciation) on:
Investments in affiliated investment companies	389,258,328
Futures contracts	682,439

Net assets	$5,007,134,069

Net assets by class:
Initial Class	$1,252,464,583
Service Class	3,754,669,486

Shares outstanding:
Initial Class	107,933,183
Service Class	327,481,111

Net asset value and offering price per share:
Initial Class	$11.60
Service Class	11.47

STATEMENT OF OPERATIONS

For the period ended June 30, 2013

(unaudited)

Investment Income:
Dividend income from affiliated investment companies	$27,271,424
Interest income	1,635

Total investment income	27,273,059

Expenses:
Management and advisory	2,466,353
Distribution and service:
Service Class	4,603,932
Transfer agent	18,584
Printing and shareholder reports	146,749
Custody	63,951
Administration	431,612
Legal	117,396
Audit and tax	8,700
Trustees	90,188
Other	63,296

Total expenses	8,010,761

Net investment income (loss)	19,262,298

Net realized gain (loss) on transactions from:
Investments in affiliated investment companies	78,241,727
Futures contracts	(2,429,062)

Total realized gain (loss)	75,812,665

Net change in unrealized appreciation (depreciation) on:
Investments in affiliated investment companies	190,916,107
Futures contracts	682,439

Net change in unrealized appreciation (depreciation)	191,598,546

Net realized and change in unrealized gain (loss)	267,411,211

Net increase (decrease) in net assets resulting from operations	$286,673,509

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Asset Allocation - Moderate Growth VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2013 (unaudited)	December 31, 2012
From operations:
Net investment income (loss)	$19,262,298	$110,682,379
Net realized gain (loss) from investments in affiliated investment companies and futures contracts	75,812,665	100,711,231
Net change in unrealized appreciation (depreciation) on investments in affiliated investment companies and futures contracts	191,598,546	263,568,132
Net increase (decrease) in net assets resulting from operations	286,673,509	474,961,742

Distributions to shareholders:
From net investment income:
Initial Class	—	(31,073,218)
Service Class	—	(80,253,526)
Total distributions to shareholders	—	(111,326,744)

Capital share transactions:
Proceeds from shares sold:
Initial Class	35,389,503	55,865,892
Service Class	129,891,569	191,592,294
	165,281,072	247,458,186
Dividends and distributions reinvested:
Initial Class	—	31,073,218
Service Class	—	80,253,526
	—	111,326,744
Cost of shares redeemed:
Initial Class	(86,221,114)	(193,177,650)
Service Class	(163,502,878)	(342,400,740)
	(249,723,992)	(535,578,390)
Net increase (decrease) in net assets resulting from capital shares transactions	(84,442,920)	(176,793,460)

Net increase (decrease) in net assets	202,230,589	186,841,538

Net assets:
Beginning of period/year	4,804,903,480	4,618,061,942
End of period/year	$5,007,134,069	$4,804,903,480
Undistributed (accumulated) net investment income (loss)	$129,945,052	$110,682,754

Share activity:
Shares issued:
Initial Class	3,079,925	5,221,952
Service Class	11,402,598	18,080,296
	14,482,523	23,302,248
Shares issued-reinvested from dividends and distributions:
Initial Class	—	2,928,673
Service Class	—	7,635,920
	—	10,564,593
Shares redeemed:
Initial Class	(7,454,320)	(17,978,862)
Service Class	(14,346,488)	(32,308,059)
	(21,800,808)	(50,286,921)

Net increase (decrease) in shares outstanding:
Initial Class	(4,374,395)	(9,828,237)
Service Class	(2,943,890)	(6,591,843)
	(7,318,285)	(16,420,080)

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Asset Allocation - Moderate Growth VP

FINANCIAL HIGHLIGHTS

For the period or years ended:

For a share outstanding throughout each period/year
	Initial Class
	June 30, 2013 (unaudited)		December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
Net asset value
Beginning of period/year	$10.94		$10.14	$10.58	$9.61	$8.16	$14.07
Investment operations
Net investment income (loss)(A)(B)	0.05		0.26	0.25	0.21	0.23	0.34
Net realized and unrealized gain (loss)	0.61		0.81	(0.47)	0.98	2.00	(4.58)
Total investment operations	0.66		1.07	(0.22)	1.19	2.23	(4.24)
Distributions
Net investment income	—		(0.27)	(0.22)	(0.22)	(0.30)	(0.34)
Net realized gains	—		—	—	—	(0.48)	(1.33)
Total distributions	—		(0.27)	(0.22)	(0.22)	(0.78)	(1.67)
Net asset value
End of period/year	$11.60		$10.94	$10.14	$10.58	$9.61	$8.16
Total return(C)	6.03	%(D)	10.64%	(2.01)%	12.73%	28.16%	(32.76)%
Net assets end of period/year (000’s)	$1,252,465		$1,228,709	$1,238,065	$1,442,467	$1,426,280	$1,217,825
Ratio and supplemental data
Expenses to average net assets(F)	0.14	%(E)	0.14%	0.13%	0.13%	0.13%	0.13%
Net investment income (loss) to average net assets(B)	0.96	%(E)	2.45%	2.37%	2.13%	2.61%	2.94%
Portfolio turnover rate(G)	20	%(D)	59%	30%	29%	13%	18%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the portfolio is affected by the timing of the declaration of dividends by the underlying affiliated investment companies in which the portfolio invests.
(C)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Annualized.
(F)	Does not include expenses of the underlying affiliated investment companies in which the portfolio invests.
(G)	Does not include the portfolio activity of the underlying affiliated investment companies in which the portfolio invests.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

For a share outstanding throughout each period/year
	Service Class
	June 30, 2013 (unaudited)		December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
Net asset value
Beginning of period/year	$10.82		$10.03	$10.47	$9.52	$8.09	$13.97
Investment operations
Net investment income (loss)(A)(B)	0.04		0.24	0.23	0.19	0.21	0.34
Net realized and unrealized gain (loss)	0.61		0.79	(0.47)	0.96	1.98	(4.58)
Total investment operations	0.65		1.03	(0.24)	1.15	2.19	(4.24)
Distributions
Net investment income	—		(0.24)	(0.20)	(0.20)	(0.28)	(0.32)
Net realized gains	—		—	—	—	(0.48)	(1.32)
Total distributions	—		(0.24)	(0.20)	(0.20)	(0.76)	(1.64)
Net asset value
End of period/year	$11.47		$10.82	$10.03	$10.47	$9.52	$8.09
Total return(C)	6.01	%(D)	10.37%	(2.28)%	12.40%	27.87%	(32.92)%
Net assets end of period/year (000’s)	$3,754,669		$3,576,194	$3,379,997	$3,703,837	$3,289,225	$2,187,892
Ratio and supplemental data
Expenses to average net assets(F)	0.39	%(E)	0.39%	0.38%	0.38%	0.38%	0.38%
Net investment income (loss) to average net assets(B)	0.72	%(E)	2.24%	2.16%	1.94%	2.49%	2.99%
Portfolio turnover rate(G)	20	%(D)	59%	30%	29%	13%	18%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the portfolio is affected by the timing of the declaration of dividends by the underlying affiliated investment companies in which the portfolio invests.
(C)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Annualized.
(F)	Does not include expenses of the underlying affiliated investment companies in which the portfolio invests.
(G)	Does not include the portfolio activity of the underlying affiliated investment companies in which the portfolio invests.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Asset Allocation - Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2013

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Asset Allocation - Moderate Growth VP (the “Portfolio”) is a series of TST.

The Portfolio currently offers two classes of shares: Initial Class and Service Class.

Transamerica Asset Management, Inc. (“TAM”) provides continuous and regular investment advisory services to the Portfolio. TAM acts as a manager of managers, providing advisory services that include, without limitation, the design and development of each Portfolio and its investment strategy and the ongoing review and evaluation of that investment strategy including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for each Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending and implementing fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolios’ investments; regular review of sub-adviser performance and holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation of portfolio holdings; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolios’ Board of Trustees; oversight of preparation of prospectuses, shareholder reports and other disclosure materials and filings; and oversight of other service providers to the Portfolios, such as the custodian, the transfer agent, the administrator, the distributor, the Portfolios’ independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations for the Portfolios; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment advisory services. Where TAM employs sub-advisers, the sub-advisers carry out and effectuate the investment strategy designed for the Portfolios by TAM and are responsible, subject to TAM’s and the Board of Trustees oversight, for the day-to-day management of the Portfolios and for making decisions to buy, hold or sell a particular security.

Transamerica Fund Services, Inc. (“TFS”) provides supervisory and administrative services to each Portfolio. TFS’s supervisory and administrative services include performing certain administrative services for the Portfolios and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided for the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TFS has outsourced the provision of certain services as described below; to the extent agreed upon by TFS and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of net asset values; shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; recommending and implementing fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and its dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; preparation of agendas and supporting documents for and minutes of meetings of Trustees and committees of Trustees; and preparation of regular communications with the Trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TFS to perform supervisory and administrative services to the Portfolio. State Street performs back office services to support TFS, including furnishing financial and performance information about the Portfolios for inclusion in regulatory filings and Trustee and shareholder reports; preparing drafts of regulatory filings, Trustee materials, tax returns, expenses and budgeting; tax compliance testing; and maintaining books and records. TFS pays all expenses it incurs in connection with providing these services in the Amended and Restated Services Agreement with the exception of the costs of certain services specifically assumed by the Portfolios, as numerated within the Statement of Operations.

This report should be read in conjunction with the Portfolio’s current prospectus, which contains additional information about the Portfolio, including investment objectives and strategies.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Asset Allocation - Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 1. (continued)

The open repurchase agreements and related collateral at June 30, 2013 are listed in the Schedule of Investments.

Restricted and illiquid securities: The Portfolio may invest in unregulated or restricted securities. Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

The restricted and illiquid securities at June 30, 2013 are listed in the Schedule of Investments.

Futures contracts: The Portfolio is subject to equity and commodity price risks, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The open futures contracts at June 30, 2013 are listed in the Schedule of Investments. The variation margin receivable or payable, as applicable, is included in the Statement of Assets and Liabilities.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend date, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class, based upon net assets. Each class bears its own specific expenses in addition to the non-class specific expenses.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The Portfolio’s Board of Trustees has delegated the valuation functions on a day-to-day basis to TAM, subject to board oversight. TAM has formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board of Trustees. These policies and procedures are reviewed at least annually by the Board of Trustees. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Asset Allocation - Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 2. (continued)

procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolios use fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair market value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

For assets and liabilities using significant unobservable inputs (Level 3) GAAP requires a reconciliation of the beginning to the ending balances for reported market values that presents changes attributed to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The Level 3 reconciliation, if any, is disclosed in the Valuation Summary of the respective Portfolio’s Schedule of Investments.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Investment companies are valued at the net asset value (“NAV”) of the underlying portfolio. These securities are actively traded and no valuation adjustments are applied. Exchange-Traded Funds are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1 of the fair value hierarchy. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are unobservable will be valued based upon the NAVs of such investments and are categorized in Level 3 of the fair value hierarchy.

Restricted securities (equity and debt): Restricted securities for which quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee under the supervision of the Portfolio’s Board of Trustees. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Derivative instruments: Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over the counter (“OTC”) derivative contracts include futures, forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking Into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. A substantial majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized in Level 2 of the fair value hierarchy or in Level 3 if inputs are unobservable.

The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2013, is disclosed in the Valuation Summary of the Schedule of Investments.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Asset Allocation - Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.

TAM, the Portfolio’s investment adviser, is directly owned by Western Reserve Life Assurance Co. of Ohio and AUSA Holding Company (“AUSA”), both of which are indirect, wholly-owned subsidiaries of Aegon NV. AUSA is wholly-owned by Aegon USA, LLC (“Aegon USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Aegon USA is owned by Aegon US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

TFS is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS, and TCI. No interested trustee receives compensation from the Portfolio.

Investment advisory fees: The Portfolio pays management fees to TAM based on average daily net assets (“ANA”) at the following rate:

0.10% of ANA

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

Expense limit	Maximum Operating Expense Limit Effective Through
0.25%	May 1, 2014

TAM is entitled to reimbursement by the Portfolio of fees waived and/or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit.

During the period ended June 30, 2013, there were no amounts reimbursed/waived or recaptured by TAM. There were no amounts available for recapture by TAM as of June 30, 2013.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2014. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. The Portfolio paid TFS an annual fee of 0.0175% of ANA. The Legal fees in the Statement of Operations are for fees paid to external legal counsel.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Asset Allocation - Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 3. (continued)

Transfer agent services: TFS provides transfer agency services under the Administrative Agreement and is compensated for such services under that agreement. For the period ended June 30, 2013 amounts paid to TFS by the Portfolio are included in Transfer Agent in the Statement of Operations and amounts payable to TFS as of June 30, 2013 are included in Transfer agent fees in the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), as elected by the Trustee.

NOTE 4. INVESTMENT TRANSACTIONS

The cost of affiliated investments purchased and proceeds from affiliated investments sold (excluding short-term securities) for the period ended June 30, 2013 were as follows:

Purchases of affiliated investments	$988,844,021
Proceeds from maturities and sales of affiliated investments	1,123,335,993

There were no transactions of U.S. Government securities during the period ended June 30, 2013.

NOTE 5. DERIVATIVE FINANCIAL INSTRUMENTS

The Portfolio is subject to various risks in the normal course of pursuing its investment objective. The volume of future contracts held throughout the period averaged four contracts, with overall increases from zero contracts to five contracts. The tables below highlight the types of risks associated with the Portfolio and how the aforementioned derivative instruments are used to mitigate such risks:

Fair Values of Derivative Instruments in the Statement of Assets and Liabilities as of June 30, 2013:

Derivatives not accounted for as hedging instruments

Location	Interest rate contracts	Equity contracts	Total
Asset Derivatives
Unrealized appreciation on futures contracts (A)	$1,284,722	$684,737	$1,969,459
Liability Derivatives
Unrealized depreciation on futures contracts (A)	$(827,834)	$(459,186)	$(1,287,020)

(A)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Effect of Derivative Instruments in the Statement of Operations for the period ended June 30, 2013:

Derivatives not accounted for as hedging instruments

Location	Interest rate contracts	Equity contracts	Total
Net Realized Gain (Loss) on derivatives recognized in income
Net realized gain (loss) on futures contracts	$—	$(2,429,062)	$(2,429,062)
Net change in Unrealized Appreciation (Depreciation) on derivatives recognized in income
Net change in unrealized appreciation (depreciation) on futures contracts	456,888	225,551	682,439
Total	$456,888	$(2,203,511)	$(1,746,623)

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Asset Allocation - Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 6. FEDERAL INCOME TAX MATTERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of their taxable income and capital gains to their shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Portfolio’s tax provisions taken or expected to be taken for all open tax years 2009 - 2012, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other in the Statement of Operations. The Portfolio identifes it’s major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

NOTE 7. SUBSEQUENT EVENT

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Asset Allocation - Moderate Growth VP

INVESTMENT ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board”) held on June 12-13, 2013, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Asset Allocation - Moderate Growth VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”).

Following their review and consideration, the Trustees determined that the terms of the Investment Advisory Agreement are reasonable and that the renewal of the Investment Advisory Agreement is in the best interests of the Portfolio and its shareholders. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Investment Advisory Agreement through June 30, 2014. In reaching their decision, the Trustees requested and received from TAM such information as they deemed reasonably necessary to evaluate the Investment Advisory Agreement. The Trustees also considered information they had previously received from TAM as part of their regular oversight of the Portfolio, as well as comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Investment Advisory Agreement, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and/or their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; and the professional qualifications of TAM’s portfolio management team.

Based on these considerations, the Board determined that TAM can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2012.

The Board noted that the performance of the Initial Class of the Portfolio was above the median for its peer universe for the past 10-year period and below the median for the past 1-, 3- and 5-year periods. The Board also noted that the performance of the Initial Class of the Portfolio was below its primary benchmark for the past 1-, 3-, 5- and 10-year periods. The Board noted that the Portfolio’s assets had previously been managed by a sub-adviser and that the Portfolio’s performance for longer periods was attributable to the sub-adviser.

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided by TAM, the Board concluded that TAM is capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and that is competitive with other investment companies.

Management Fee and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of other investment companies in both a peer group and broader peer universe compiled by Lipper.

The Board noted that the Portfolio’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Initial Class of the Portfolio were in line with the median for its peer group and above the median for its peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management fee to be received by TAM under the Investment Advisory Agreement is reasonable in light of the services provided.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Asset Allocation - Moderate Growth VP

INVESTMENT ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any further economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from these economies of scale. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and whether the Portfolio has achieved economies of scale in the future.

Benefits to TAM or its Affiliates from their Relationships with the Portfolio

The Board considered any other benefits derived by TAM and its affiliates from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement is in the best interests of the Portfolio and its shareholders and voted to approve the renewal of the Investment Advisory Agreement.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Barrow Hanley Dividend Focused VP

(formerly, Transamerica BlackRock Large Cap Value VP)

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2013, and held for the entire period until June 30, 2013.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses(A)
Portfolio Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period(B)	Ending Account Value	Expenses Paid During Period(B)	Annualized Expense Ratio
Transamerica Barrow Hanley Dividend Focused VP
Initial Class	$1,000.00	$1,134.00	$4.24	$1,020.55	$4.01	0.81%
Service Class	1,000.00	1,132.40	5.54	1,019.32	5.25	1.06

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (179 days), and divided by the number of days in the year (365 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2013

(the following chart summarizes the Schedule of Investments of the portfolio by asset type)

(unaudited)

Asset Type	% of Net Assets
Common Stocks	97.1%
Securities Lending Collateral	4.8
Repurchase Agreement	2.8
Other Assets and Liabilities - Net	(4.7)
Total	100.0%

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Barrow Hanley Dividend Focused VP

(formerly, Transamerica BlackRock Large Cap Value VP)

SCHEDULE OF INVESTMENTS

At June 30, 2013

(unaudited)

	Shares	Value
COMMON STOCKS - 97.1%
Aerospace & Defense - 8.1%
General Dynamics Corp.	157,000	$ 12,297,810
Honeywell International, Inc.	315,700	25,047,638
Raytheon Co.	382,000	25,257,840
Airlines - 1.4%
Southwest Airlines Co.	847,300	10,921,697
Capital Markets - 3.6%
State Street Corp.	426,200	27,792,502
Chemicals - 2.0%
E.I. du Pont de Nemours & Co.	301,000	15,802,500
Commercial Banks - 7.2%
PNC Financial Services Group, Inc.	353,400	25,769,928
Wells Fargo & Co.	725,400	29,937,258
Construction Materials - 1.0%
CRH PLC - ADR	385,400	7,827,474
Consumer Finance - 2.8%
American Express Co.	294,100	21,986,916
Diversified Financial Services - 7.7%
Bank of America Corp.	2,640,400	33,955,544
JPMorgan Chase & Co.	487,900	25,756,241
Diversified Telecommunication Services - 5.2%
AT&T, Inc.	597,100	21,137,340
Verizon Communications, Inc.	379,000	19,078,860
Electric Utilities - 1.5%
Entergy Corp. - Class B	164,100	11,434,488
Food & Staples Retailing - 5.0%
Sysco Corp. (A)	444,000	15,167,040
Walgreen Co.	529,900	23,421,580
Gas Utilities - 1.6%
ONEOK, Inc.	301,400	12,450,834
Health Care Equipment & Supplies - 5.4%
Baxter International, Inc.	221,500	15,343,305
Medtronic, Inc.	513,900	26,450,433
Health Care Providers & Services - 2.7%
Cardinal Health, Inc.	446,300	21,065,360
Industrial Conglomerates - 3.1%
General Electric Co.	1,038,100	24,073,539
Insurance - 2.0%
Loews Corp.	346,500	15,384,600
IT Services - 2.6%
International Business Machines Corp.	105,100	20,085,661
Machinery - 3.8%
Illinois Tool Works, Inc. - Class A (A)	311,700	21,560,289
Stanley Black & Decker, Inc.	97,200	7,513,560
Multiline Retail - 3.1%
Target Corp.	347,700	23,942,622

	Shares	Value
Oil, Gas & Consumable Fuels - 12.5%
BP PLC - ADR	532,500	$ 22,226,550
ConocoPhillips	345,700	20,914,850
Marathon Oil Corp.	658,500	22,770,930
Occidental Petroleum Corp.	260,100	23,208,723
Phillips 66	127,000	7,481,570
Pharmaceuticals - 9.9%
Johnson & Johnson	272,400	23,388,264
Merck & Co., Inc.	510,400	23,708,080
Pfizer, Inc.	1,067,500	29,900,675
Road & Rail - 0.9%
Norfolk Southern Corp.	100,000	7,265,000
Tobacco - 4.0%
Altria Group, Inc.	296,800	10,385,032
Philip Morris International, Inc.	241,300	20,901,406

Total Common Stocks (cost $716,826,155)		752,613,939

SECURITIES LENDING COLLATERAL - 4.8%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.18% (B)	37,171,102	37,171,102

Total Securities Lending Collateral (cost $37,171,102)		37,171,102

	Principal	Value
REPURCHASE AGREEMENT - 2.8%
State Street Bank & Trust Co. 0.03% (B), dated 06/28/2013, to be repurchased at $22,200,332 on 07/01/2013. Collateralized by a U.S. Government Agency Obligation, 2.50%, due 04/01/2028, and with a value of $22,645,202.	$ 22,200,276	22,200,276
Total Repurchase Agreement (cost $22,200,276)		22,200,276

Total Investment Securities (cost $776,197,533) (C)		811,985,317
Other Assets and Liabilities - Net		(36,692,988)

Net Assets		$ 775,292,329

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $36,315,409. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rate shown reflects the yield at June 30, 2013.
(C)	Aggregate cost for federal income tax purposes is $776,197,533. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $48,172,547 and $12,384,763, respectively. Net unrealized appreciation for tax purposes is $35,787,784.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Barrow Hanley Dividend Focused VP

(formerly, Transamerica BlackRock Large Cap Value VP)

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

DEFINITION:

ADR	American Depositary Receipt

VALUATION SUMMARY: (D)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2013
ASSETS
Investment Securities
Common Stocks	$752,613,939	$—	$—	$752,613,939
Securities Lending Collateral	37,171,102	—	—	37,171,102
Repurchase Agreement	—	22,200,276	—	22,200,276
Total Investment Securities	$789,785,041	$22,200,276	$—	$811,985,317

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2013
LIABILITIES
Other Liabilities (E)
Collateral for Securities on Loan	$—	$(37,171,102)	$—	$(37,171,102)
Total Other Liabilities	$—	$(37,171,102)	$—	$(37,171,102)

(D)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended June 30, 2013. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
(E)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Barrow Hanley Dividend Focused VP

(formerly, Transamerica BlackRock Large Cap Value VP)

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2013

(unaudited)

Assets:
Investment securities, at value (cost: $753,997,257) (including securities loaned of $36,315,409)	$789,785,041
Repurchase agreement, at value (cost: $22,200,276)	22,200,276
Receivables:
Shares sold	134,171
Interest	19
Dividends	1,391,671
Securities lending income (net)	2,260
Prepaid expenses	4,472

Total assets	813,517,910

Liabilities:
Accounts payable and accrued liabilities:
Shares redeemed	493,340
Administration fees	15,146
Management and advisory fees	398,032
Distribution and service fees	25,025
Transfer agent fees	307
Trustees fees	383
Audit and tax fees	6,758
Other	115,488
Collateral for securities on loan	37,171,102

Total liabilities	38,225,581

Net assets	$775,292,329

Net assets consist of:
Capital stock ($0.01 par value)	$453,389
Additional paid-in capital	1,060,033,552
Undistributed (accumulated) net investment income (loss)	23,382,626
Accumulated net realized gain (loss) from investment securities and foreign currency transactions	(344,365,022)
Net unrealized appreciation (depreciation) on
investment securities	35,787,784

Net assets	$775,292,329

Net assets by class:
Initial Class	$648,621,805
Service Class	126,670,524
Shares outstanding:
Initial Class	37,937,504
Service Class	7,401,347
Net asset value and offering price per share:
Initial Class	$17.10
Service Class	17.11

STATEMENT OF OPERATIONS

For the period ended June 30, 2013

(unaudited)

Investment Income:
Dividend income (net of withholding taxes on foreign dividends of $9,228)	$8,077,177
Interest income	13,830
Securities lending income (net)	20,503

Total investment income	8,111,510

Expenses:
Management and advisory	2,811,072
Distribution and service:
Service Class	149,703
Transfer agent	3,097
Printing and shareholder reports	55,174
Custody	50,983
Administration	94,964
Legal	40,427
Audit and tax	7,213
Trustees	15,652
Other	12,996

Total expenses	3,241,281

Net investment income (loss)	4,870,229

Net realized gain (loss) on transactions from:
Investment securities	153,558,634
Foreign currency transactions	366

Total realized gain (loss)	153,559,000

Net change in unrealized appreciation (depreciation) on:
Investment securities	(57,719,129)

Net change in unrealized appreciation (depreciation)	(57,719,129)

Net realized and change in unrealized gain (loss)	95,839,871

Net increase (decrease) in net assets resulting from operations	$100,710,100

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Barrow Hanley Dividend Focused VP

(formerly, Transamerica BlackRock Large Cap Value VP)

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2013 (unaudited)	December 31, 2012
From operations:
Net investment income (loss)	$4,870,229	$18,514,477
Net realized gain (loss) from investment securities and foreign currency transactions	153,559,000	79,590,698
Net change in unrealized appreciation (depreciation) on investment securities and foreign currency	(57,719,129)	14,787,504
Net increase (decrease) in net assets resulting from operations	100,710,100	112,892,679

Distributions to shareholders:
From net investment income:
Initial Class	—	(17,916,320)
Service Class	—	(1,712,181)
Total distributions to shareholders	—	(19,628,501)

Capital share transactions:
Proceeds from shares sold:
Initial Class	24,849,763	201,223,468
Service Class	19,772,177	43,015,225
	44,621,940	244,238,693
Dividends and distributions reinvested:
Initial Class	—	17,857,824
Service Class	—	1,712,181
	—	19,570,005
Cost of shares redeemed:
Initial Class	(349,561,833)	(509,173,601)
Service Class	(20,458,154)	(28,743,999)
	(370,019,987)	(537,917,600)
Net increase (decrease) in net assets resulting from capital shares transactions	(325,398,047)	(274,108,902)

Net increase (decrease) in net assets	(224,687,947)	(180,844,724)

Net assets:
Beginning of period/year	999,980,276	1,180,825,000
End of period/year	$775,292,329	$999,980,276
Undistributed (accumulated) net investment income (loss)	$23,382,626	$18,512,397

Share activity:
Shares issued:
Initial Class	1,505,125	13,817,890
Service Class	1,189,870	2,928,819
	2,694,995	16,746,709
Shares issued-reinvested from dividends and distributions:
Initial Class	—	1,244,448
Service Class	—	118,901
	—	1,363,349
Shares redeemed:
Initial Class	(22,387,838)	(35,730,828)
Service Class	(1,263,472)	(1,977,207)
	(23,651,310)	(37,708,035)

Net increase (decrease) in shares outstanding:
Initial Class	(20,882,713)	(20,668,490)
Service Class	(73,602)	1,070,513
	(20,956,315)	(19,597,977)

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Barrow Hanley Dividend Focused VP

(formerly, Transamerica BlackRock Large Cap Value VP)

FINANCIAL HIGHLIGHTS

For the period or years ended:

For a share outstanding throughout each period/year	Initial Class
	June 30, 2013 (unaudited)		December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
Net asset value
Beginning of period/year	$15.08		$13.74	$13.65	$12.46	$11.09	$19.16
Investment operations
Net investment income (loss)(A)	0.11		0.23	0.20	0.19	0.19	0.21
Net realized and unrealized gain (loss)	1.91		1.38	0.14	1.09	1.35	(6.18)
Total investment operations	2.02		1.61	0.34	1.28	1.54	(5.97)
Distributions
Net investment income	—		(0.27)	(0.25)	(0.09)	(0.17)	(0.15)
Net realized gains	—		—	—	—	—	(1.95)
Total distributions	—		(0.27)	(0.25)	(0.09)	(0.17)	(2.10)
Net asset value
End of period/year	$17.10		$15.08	$13.74	$13.65	$12.46	$11.09
Total return(B)	13.40	%(C)	11.80%	2.66%	10.44%	13.99%	(33.89)%
Net assets end of period/year (000’s)	$648,622		$886,999	$1,092,567	$1,433,863	$1,184,485	$712,006
Ratio and supplemental data
Expenses to average net assets	0.81	%(D)	0.82%	0.80%	0.79%	0.84%	0.83%
Net investment income (loss) to average net assets	1.32	%(D)	1.58%	1.44%	1.50%	1.73%	1.38%
Portfolio turnover rate	94	%(C)(E)	107%	85%	99%	128%	85%

(A)	Calculated based on average number of shares outstanding.
(B)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(C)	Not annualized.
(D)	Annualized.
(E)	Increase in portfolio turnover rate was triggered by a change in the portfolio’s sub-adviser.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

For a share outstanding throughout each period/year	Service Class
	June 30, 2013 (unaudited)		December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
Net asset value
Beginning of period/year	$15.11		$13.78	$13.69	$12.52	$11.13	$19.21
Investment operations(A)
Net investment income (loss)	0.09		0.20	0.17	0.16	0.17	0.17
Net realized and unrealized gain (loss)	1.91		1.37	0.15	1.09	1.35	(6.20)
Total investment operations	2.00		1.57	0.32	1.25	1.52	(6.03)
Distributions
Net investment income	—		(0.24)	(0.23)	(0.08)	(0.13)	(0.10)
Net realized gains	—		—	—	—	—	(1.95)
Total distributions	—		(0.24)	(0.23)	(0.08)	(0.13)	(2.05)
Net asset value
End of period/year	$17.11		$15.11	$13.78	$13.69	$12.52	$11.13
Total return(B)	13.24	%(C)	11.47%	2.46%	10.15%	13.71%	(34.06)%
Net assets end of period/year (000’s)	$126,671		$112,981	$88,258	$76,476	$37,502	$15,319
Ratio and supplemental data
Expenses to average net assets	1.06	%(D)	1.07%	1.05%	1.04%	1.09%	1.08%
Net investment income (loss) to average net assets	1.08	%(D)	1.34%	1.22%	1.26%	1.47%	1.06%
Portfolio turnover rate	94	%(C)(E)	107%	85%	99%	128%	85%

(A)	Calculated based on average number of shares outstanding.
(B)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(C)	Not annualized.
(D)	Annualized.
(E)	Increase in portfolio turnover rate was triggered by a change in the portfolio’s sub-adviser.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Barrow Hanley Dividend Focused VP

(formerly, Transamerica BlackRock Large Cap Value VP)

NOTES TO FINANCIAL STATEMENTS

At June 30, 2013

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Effective May 1, 2013, Transamerica BlackRock Large Cap Value VP changed its name to Transamerica Barrow Hanley Dividend Focused VP (the “Portfolio”). The Portfolio is a series of TST.

The Portfolio currently offers two classes of shares: Initial Class and Service Class.

Transamerica Asset Management, Inc. (“TAM”) provides continuous and regular investment advisory services to the Portfolio. TAM acts as a manager of managers, providing advisory services that include, without limitation, the design and development of each Portfolio and its investment strategy and the ongoing review and evaluation of that investment strategy including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for each Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending and implementing fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolios’ investments; regular review of sub-adviser performance and holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation of portfolio holdings; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolios’ Board of Trustees; oversight of preparation of prospectuses, shareholder reports and other disclosure materials and filings; and oversight of other service providers to the Portfolios, such as the custodian, the transfer agent, the administrator, the distributor, the Portfolios’ independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations for the Portfolios; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment advisory services. Where TAM employs sub-advisers, the sub-advisers carry out and effectuate the investment strategy designed for the Portfolios by TAM and are responsible, subject to TAM’s and the Board of Trustees oversight, for the day-to-day management of the Portfolios and for making decisions to buy, hold or sell a particular security.

Transamerica Fund Services, Inc. (“TFS”) provides supervisory and administrative services to each Portfolio. TFS’s supervisory and administrative services include performing certain administrative services for the Portfolios and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided for the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TFS has outsourced the provision of certain services as described below; to the extent agreed upon by TFS and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of net asset values; shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; recommending and implementing fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and its dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; preparation of agendas and supporting documents for and minutes of meetings of Trustees and committees of Trustees; and preparation of regular communications with the Trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TFS to perform supervisory and administrative services to the Portfolio. State Street performs back office services to support TFS, including furnishing financial and performance information about the Portfolios for inclusion in regulatory filings and Trustee and shareholder reports; preparing drafts of regulatory filings, Trustee materials, tax returns, expenses and budgeting; tax compliance testing; and maintaining books and records. TFS pays all expenses it incurs in connection with providing these services in the Amended and Restated Services Agreement with the exception of the costs of certain services specifically assumed by the Portfolios, as numerated within the Statement of Operations.

This report should be read in conjunction with the Portfolio’s current prospectus, which contains additional information about the Portfolio, including investment objectives and strategies.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Barrow Hanley Dividend Focused VP

(formerly, Transamerica BlackRock Large Cap Value VP)

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 1. (continued)

Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of securities exposes the Portfolio to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrowed.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio (“Navigator”), a money market mutual fund registered under the 1940 Act. The Transamerica Asset Management family of mutual funds is a significant shareholder of the Navigator as of June 30, 2013. No individual portfolio has a significant holding in the Navigator.

By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees.

Such income is reflected separately in the Statement of Operations. Income from loaned securities in the Statement of Operations is net of fees and rebates earned by the lending agent for its services. The value of loaned securities and related collateral outstanding at June 30, 2013 are shown in the Schedule of Investments and the Statement of Assets and Liabilities.

Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

The open repurchase agreements and related collateral at June 30, 2013 are listed in the Schedule of Investments.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rates in effect when the investment was acquired. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country, or region.

Foreign taxes: The Portfolio may be subjected to taxes imposed by the countries in which they invest, with respect to their investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend date, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class, based upon net assets. Each class bears its own specific expenses in addition to the non-class specific expenses.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Barrow Hanley Dividend Focused VP

(formerly, Transamerica BlackRock Large Cap Value VP)

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 1. (continued)

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The Portfolio’s Board of Trustees has delegated the valuation functions on a day-to-day basis to TAM, subject to board oversight. TAM has formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board of Trustees. These policies and procedures are reviewed at least annually by the Board of Trustees. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair market value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Barrow Hanley Dividend Focused VP

(formerly, Transamerica BlackRock Large Cap Value VP)

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 2. (continued)

Investment companies: Investment companies are valued at the net asset value (“NAV”) of the underlying portfolio. These securities are actively traded and no valuation adjustments are applied. Exchange-Traded Funds are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1 of the fair value hierarchy. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are unobservable will be valued based upon the NAVs of such investments and are categorized in Level 3 of the fair value hierarchy.

Equity securities (common and preferred stocks): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2 or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the net asset value of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2013, is disclosed in the Valuation Summary of the Schedule of Investments.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.

TAM, the Portfolio’s investment adviser, is directly owned by Western Reserve Life Assurance Co. of Ohio and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. AUSA is wholly owned by Aegon USA, LLC (“Aegon USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Aegon USA is owned by Aegon US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

TFS is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or directors of TAM, TFS, and TCI. No interested trustee receives compensation from the Portfolio.

The following schedule reflects the percentage of Portfolio assets owned by affiliated investment companies at June 30, 2013:

	Market Value	% of Net Assets
Transamerica BlackRock Tactical Allocation VP	$52,482,775	6.77%

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Barrow Hanley Dividend Focused VP

(formerly, Transamerica BlackRock Large Cap Value VP)

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 3. (continued)

Investment advisory fees: The Portfolio pays management fees to TAM based on average daily net assets (“ANA”) at the following breakpoints:

Effective May 1, 2013
First $200 million	0.750%
Over $200 million up to $500 million	0.650%
Over $500 million	0.600%

Prior to May 1, 2013
First $250 million	0.800%
Over $250 million up to $750 million	0.775%
Over $750 million up to $1 billion	0.750%
Over $1 billion up to $2 billion	0.650%
Over $2 billion	0.625%

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

Expense limit	Maximum Operating Expense Limit Effective Through
1.00%	May 1, 2014

TAM is entitled to reimbursement by the Portfolio of fees waived and/or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit.

During the period ended June 30, 2013, there were no amounts reimbursed/waived or recaptured by TAM. There were no amounts available for recapture by TAM as of June 30, 2013.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2014. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. The Portfolio pays TFS an annual fee of 0.025% of ANA. The Legal fees in the Statement of Operations are for fees paid to external legal counsel.

Transfer agent services: TFS provides transfer agency services under the Administrative Agreement and is compensated for such services under that agreement. For the period ended June 30, 2013 amounts paid to TFS by the Portfolio are included in Transfer Agent in the Statement of Operations and amounts payable to TFS as of June 30, 2013 are included in Transfer agent fees in the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), as elected by the Trustee.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Barrow Hanley Dividend Focused VP

(formerly, Transamerica BlackRock Large Cap Value VP)

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 4. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2013 were as follows:

Purchases of securities:
Long-term	$ 717,488,456
U.S. Government	—
Proceeds from maturities and sales of securities:
Long-term	1,016,297,357
U.S. Government	—

NOTE 5. FEDERAL INCOME TAX MATTERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Portfolio’s tax provisions taken or expected to be taken for all open tax years 2009 - 2012, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

NOTE 6. SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Barrow Hanley Dividend Focused VP

(formerly, Transamerica BlackRock Large Cap Value VP)

INVESTMENT ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board”) held on June 12-13, 2013, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Barrow Hanley Dividend Focused VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”).

Following their review and consideration, the Trustees determined that the terms of the Investment Advisory Agreement are reasonable and that the renewal of the Investment Advisory Agreement is in the best interests of the Portfolio and its shareholders. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Investment Advisory Agreement through June 30, 2014. In reaching their decision, the Trustees requested and received from TAM such information as they deemed reasonably necessary to evaluate the Investment Advisory Agreement. The Trustees also considered information they had previously received from TAM as part of their regular oversight of the Portfolio, as well as comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Investment Advisory Agreement, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and/or their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; and the professional qualifications of TAM’s portfolio management team.

The Board also considered the continuous and regular investment advisory and other services provided by TAM for the portion of the management fee it retains after payment of the sub-advisory fee to the Portfolio’s sub-adviser. The Board noted that the investment advisory services include the design and development of the Portfolio and its investment strategy, TAM’s selection, ongoing oversight and monitoring of the Sub-Adviser, TAM’s daily supervision of the Portfolio’s investments and recommendations to change the Portfolio’s investment strategy or sub-adviser where it believes appropriate or advisable. The Board also noted that TAM provides services to all Transamerica mutual funds, including the Portfolio, in the form of oversight of the services provided by the funds’ administrator, custodian and transfer agent and supervision of the performance of recordkeeping, shareholder relations, regulatory reporting and compliance functions of the funds.

Based on these considerations, the Board determined that TAM can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2012.

The Board noted that the performance of the Initial Class of the Portfolio was above the median for its peer universe for the past 10-year period and below the median for the past 1-, 3- and 5-year periods. The Board also noted that the performance of the Initial Class of the Portfolio was above its benchmark for the past 10-year period and below its benchmark for the past 1-, 3- and 5-year periods. The Board noted that it had approved changes to the Portfolio’s investment objective and strategies together with replacement of the Portfolio’s sub-adviser during the past year and that the performance included management by the previous sub-adviser in accordance with the prior strategies. The Trustees noted that TAM intends to monitor and report to the Board on the portfolio manager transition and performance going forward.

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be procured by TAM, the Board concluded that TAM is capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and that is competitive with other investment companies.

Management Fee and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of other investment

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Barrow Hanley Dividend Focused VP

(formerly, Transamerica BlackRock Large Cap Value VP)

INVESTMENT ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by TAM.

The Trustees noted that the Portfolio’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Initial Class of the Portfolio were above the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management fee to be received by TAM under the Investment Advisory Agreement is reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any further economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from these economies of scale. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and whether the Portfolio has achieved economies of scale in the future.

Benefits to TAM or its Affiliates from their Relationships with the Portfolio

The Board considered any other benefits derived by TAM and its affiliates from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Portfolio’s sub-adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement is in the best interests of the Portfolio and its shareholders and voted to approve the renewal of the Investment Advisory Agreement.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Barrow Hanley Dividend Focused VP

(formerly, Transamerica BlackRock Large Cap Value VP)

APPROVAL OF NEW INVESTMENT SUB-ADVISORY AGREEMENT

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board” or “Board Members”) held on October 18, 2012, the Board considered the termination of BlackRock Investment Management, LLC (“BlackRock”) as sub-adviser to Transamerica Barrow Hanley Dividend Focused VP (formerly, Transamerica BlackRock Large Cap Value VP) (the “Portfolio”) and the approval of a new investment sub-advisory agreement between Transamerica Asset Management, Inc. (“TAM”) and Barrow, Hanley, Mewhinney, and Strauss, LLC (“BHMS”) (the “New Sub-Advisory Agreement”) for the Portfolio.

Following their review and consideration, the Board Members determined that the terms of the New Sub-Advisory Agreement are reasonable and that the termination of BlackRock as sub-adviser to the Portfolio and approval of the New Sub-Advisory Agreement is in the best interests of the Portfolio and its shareholders. The Board, including the independent members of the Board (the “Independent Board Members”), unanimously approved the New Sub-Advisory Agreement for an initial two-year period and authorized TAM to terminate the sub-advisory agreement with BlackRock.

To assist the Board Members in their consideration of the New Sub-Advisory Agreement, the Board Members received in advance of their meeting certain materials and information. In addition, the Independent Board Members consulted with their independent legal counsel, discussing, among other things, the legal standards and certain other considerations relevant to the Board Members’ deliberations.

Among other matters, the Board considered:

(a)	that TAM advised the Board that the appointment of BHMS is not expected to result in any diminution in the nature, extent and quality of services provided to the Portfolio and its shareholders, including compliance services;

(b)	that BHMS is an experienced and respected asset management firm and that BHMS has the capabilities, resources and personnel necessary to provide sub-advisory services to the Portfolio;

(c)	the proposed responsibilities of BHMS for the Portfolio and the services expected to be provided by it;

(d)	the fact that the sub-advisory fee payable to BHMS would be paid by TAM and not the Portfolio;

(e)	that the asset weighted management fee paid by the Portfolio would be expected to be reduced in connection with the sub-adviser change, and that the sub-advisory fee to be paid by TAM to BHMS is reasonable in light of the services to be provided; and

(f)	that TAM recommended to the Board that BHMS be appointed as sub-adviser to the Portfolio based on its desire to engage an investment sub-adviser with a strategy that TAM believes represents a quality offering within the equity income investment category.

A discussion followed that included additional consideration of these and other matters.

In their deliberations, the Board Members evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the considerations discussed here, among others, although they did not identify any consideration or particular information that was controlling of their decisions, and each Board Member may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services to be Provided. In evaluating the nature, extent and quality of the services to be provided by BHMS under the New Sub-Advisory Agreement, the Board considered, among other things, information and assurances provided by TAM and BHMS as to the operations, facilities, organization and personnel of BHMS, the anticipated ability of BHMS to perform its duties under the New Sub-Advisory Agreement, and the anticipated changes to the current investment program and other practices of the Portfolio. The Board considered the proposed changes to the Portfolio’s investment objective and principal investment strategies, as well as the change to the Portfolio’s name. The Board considered that TAM has advised the Board that the appointment of BHMS is not expected to result in any diminution in the nature, extent and quality of services provided to the Portfolio and its shareholders, including compliance services. The Board considered that BHMS is an experienced and respected asset management firm and that TAM believes that BHMS has the capabilities, resources and personnel necessary to provide sub-advisory services to the Portfolio. Based on their review of the materials provided and the assurances they had received from TAM, the Board determined that BHMS can provide sub-advisory services that are appropriate in scope and extent in light of the proposed investment program for the Portfolio and that BHMS’s appointment is not expected to adversely affect the nature, extent and quality of services provided to the Portfolio.

Investment Performance. The Board reviewed the performance of the Portfolio as compared to the composite performance of the strategy to be followed by BHMS in providing services to the Portfolio. The Board noted that the performance of the BHMS strategy compared favorably to that of the Portfolio and its benchmark for the 1-, 3-, 5- and 10-year periods (annualized) ended June 30, 2012. The Board further noted that TAM believes that the appointment of BHMS could benefit shareholders by offering them the potential for improved performance based on the historical comparisons, but were unable to predict what effect execution of the New Sub-Advisory Agreement would actually have on the future performance of the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Barrow Hanley Dividend Focused VP

(formerly, Transamerica BlackRock Large Cap Value VP)

APPROVAL OF NEW INVESTMENT SUB-ADVISORY AGREEMENT (continued)

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided by BHMS, the Board concluded that BHMS is capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies.

Sub-Advisory Fee, Cost of Services Provided and Profitability. The Board considered the proposed sub-advisory fee rate under the New Sub-Advisory Agreement, including the change in the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee that would result from implementation of the New Sub-Advisory Agreement. The Board noted that the management fee rate payable by the Portfolio would be reduced in connection with the sub-adviser change, which would benefit the Portfolio and its shareholders. The Board also noted that the Portfolio does not pay the sub-advisory fee. On the basis of these considerations, together with the other information it considered, the Board determined that the sub-advisory fee to be received by BHMS under the New Sub-Advisory Agreement is reasonable in light of the services to be provided.

With respect to BHMS’s costs and profitability in providing services to the Portfolio, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and BHMS. As a result, the Board did not consider BHMS’s anticipated profitability as material to its decision to approve the New Sub-Advisory Agreement.

Economies of Scale. The Board considered the sub-advisory fee schedule and the existence of breakpoints, noting that the management fee breakpoint structure would be revised in connection with the sub-adviser change. The Board Members concluded that they would have the opportunity to periodically reexamine whether the Portfolio has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees payable by TAM to BHMS, in the future.

Fall-Out Benefits. The Board considered any other benefits to be derived by BHMS from its relationship with the Portfolio. The Board noted that TAM would not realize soft dollar benefits from its relationship with BHMS, and that BHMS may engage in soft dollar arrangements consistent with applicable law and “best execution” requirements.

Conclusion. After consideration of the factors described above, as well as other factors, the Board Members, including all of the Independent Board Members, concluded that the approval of the New Sub-Advisory Agreement is in the best interests of the Portfolio and its shareholders and voted to approve the New Sub-Advisory Agreement.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica BlackRock Global Allocation VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2013, and held for the entire period until June 30, 2013.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses(A)
Portfolio Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period(B)	Ending Account Value	Expenses Paid During Period(B)	Annualized Expense Ratio(C)
Transamerica BlackRock Global Allocation VP
Initial Class	$1,000.00	$1,043.70	$0.35	$1,024.18	$0.35	0.07%
Service Class	1,000.00	1,042.70	1.60	1,022.95	1.59	0.32

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (179 days), and divided by the number of days in the year (365 days).

(C)	Expense ratios do not include expenses of the master portfolio in which the portfolio invests.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica BlackRock Global Allocation VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2013

(unaudited)

Assets:
Investment in BlackRock Global Allocation V.I. master portfolio, at value	$1,219,549,983
Receivables:
Capital stock sold	271,576
Prepaid expenses	6,339

Total assets	1,219,827,898

Liabilities:
Accounts payable and accrued liabilities:
Capital stock redeemed	186,254
Shares of master portfolio purchased	85,322
Administration fees	23,617
Distribution and service fees	235,302
Transfer agent fees	164
Trustees fees	470
Other	338,775

Total liabilities	869,904

Net assets	$1,218,957,994

Net assets consist of:
Capital stock ($0.01 par value)	$876,811
Additional paid-in capital	1,109,629,602
Undistributed (accumulated) net investment income (loss)	12,163,045
Undistributed (accumulated) net realized gain (loss) from investment in master portfolio	14,216,884
Net unrealized appreciation (depreciation) on Investment in master portfolio	82,071,652

Net assets	$1,218,957,994

Net assets by class:
Initial Class	$4,520,631
Service Class	1,214,437,363

Shares outstanding:
Initial Class	461,154
Service Class	87,219,978

Net asset value and offering price per share:
Initial Class	$9.80
Service Class	13.92

STATEMENT OF OPERATIONS

For the period ended June 30, 2013

(unaudited)

Investment income:	$—

Expenses:
Management and advisory	300,575
Distribution and service:
Service Class	1,497,671
Transfer agent	4,524
Printing and shareholder reports	145,914
Custody	22,022
Administration	150,287
Legal	28,637
Audit and tax	8,443
Trustees	22,145
Other	18,456

Total expenses	2,198,674

Expenses (waived/reimbursed) recaptured	(300,575)

Net expenses	1,898,099

Net investment income (loss)	(1,898,099)

Net realized gain (loss) on transactions from:
Investment in master portfolio	3,896,335

Total realized gain (loss)	3,896,335

Net change in unrealized appreciation (depreciation) on:
Investment in master portfolio	48,808,730

Net change in unrealized appreciation (depreciation)	48,808,730

Net realized and change in unrealized gain (loss)	52,705,065

Net increase (decrease) in net assets resulting from operations	$50,806,966

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica BlackRock Global Allocation VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2013 (unaudited)	December 31, 2012
From operations:
Net investment income (loss)	$(1,898,099)	$14,061,145
Net realized gain (loss) from investment in master portfolio	3,896,335	10,320,889
Net change in unrealized appreciation (depreciation) on investment in master portfolio	48,808,730	81,254,298
Net increase (decrease) in net assets resulting from operations	50,806,966	105,636,332

Distributions to shareholders:
From net investment income:
Initial Class	—	(117,943)
Service Class	—	(26,628,001)
	—	(26,745,944)
From net realized gains:
Initial Class	—	(81,746)
Service Class	—	(20,016,042)
	—	(20,097,788)
Total distributions to shareholders	—	(46,843,732)

Capital share transactions:
Proceeds from shares sold:
Initial Class	963,402	2,265,841
Service Class	38,769,287	98,835,125
	39,732,689	101,100,966
Dividends and distributions reinvested:
Initial Class	—	199,689
Service Class	—	46,644,043
	—	46,843,732
Cost of shares redeemed:
Initial Class	(380,499)	(607,189)
Service Class	(49,965,387)	(84,799,633)
	(50,345,886)	(85,406,822)
Net increase (decrease) in net assets resulting from capital shares transactions	(10,613,197)	62,537,876

Net increase (decrease) in net assets	40,193,769	121,330,476

Net assets:
Beginning of period/year	1,178,764,225	1,057,433,749
End of period/year	$1,218,957,994	$1,178,764,225
Undistributed (accumulated) net investment income (loss)	$12,163,045	$14,061,145

Share activity:
Shares issued:
Initial Class	98,091	239,991
Service Class	2,782,220	7,458,182
	2,880,311	7,698,173
Shares issued-reinvested from dividends and distributions:
Initial Class	—	21,992
Service Class	—	3,610,220
	—	3,632,212
Shares redeemed:
Initial Class	(38,655)	(65,183)
Service Class	(3,588,039)	(6,458,410)
	(3,626,694)	(6,523,593)

Net increase (decrease) in shares outstanding:
Initial Class	59,436	196,800
Service Class	(805,819)	4,609,992
	(746,383)	4,806,792

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica BlackRock Global Allocation VP

FINANCIAL HIGHLIGHTS

For the period or years ended:

For a share outstanding throughout each period/year
	Initial Class
	June 30, 2013 (unaudited)		December 31, 2012	December 31, 2011(A)
Net asset value
Beginning of period/year	$9.39		$9.05	$10.00
Investment operations
Net investment income (loss)(B)(C)	—	(D)	0.17	0.46
Net realized and unrealized gain (loss)	0.41		0.74	(1.41)
Total investment operations	0.41		0.91	(0.95)
Distributions
Net investment income	—		(0.34)	—
Net realized gains	—		(0.23)	—
Total distributions	—		(0.57)	—
Net asset value
End of period/year	$9.80		$9.39	$9.05
Total return(E)	4.37	%(F)	10.27%	(9.50	)%(F)
Net assets end of period/year (000’s)	$4,521		$3,770	$1,855
Ratio and supplemental data
Expenses to average net assets(G)
After (waiver/reimbursement) recapture	0.07	%(H)	0.08%	0.08	%(H)
Before (waiver/reimbursement) recapture	0.12	%(H)	0.13%	0.13	%(H)
Net investment income (loss) to average net assets(C)	(0.07	)%(H)	1.86%	7.44	%(H)

(A)	Commenced operations on May 1, 2011.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the portfolio is affected by the timing of the declaration of dividends by the underlying master portfolio in which the portfolio invests.
(D)	Rounds to less than $0.01 or $(0.01).
(E)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(F)	Not annualized.
(G)	Does not include expenses of underlying master portfolio in which the portfolio invests.
(H)	Annualized.

For a share outstanding throughout each period/year
	Service Class
	June 30, 2013 (unaudited)		December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009(A)
Net asset value
Beginning of period/year	$13.35		$12.65	$13.29	$12.16	$10.00
Investment operations
Net investment income (loss)(B)(C)	(0.02)		0.16	0.39	0.21	0.37
Net realized and unrealized gain (loss)	0.59		1.08	(0.90)	0.97	1.79
Total investment operations	0.57		1.24	(0.51)	1.18	2.16
Distributions
Net investment income	—		(0.31)	(0.08)	(0.05)	—
Net realized gains	—		(0.23)	(0.05)	—	—
Total distributions	—		(0.54)	(0.13)	(0.05)	—
Net asset value
End of period/year	$13.92		$13.35	$12.65	$13.29	$12.16
Total return(D)	4.27	%(E)	9.98%	(3.83)%	9.78%	21.60	%(E)
Net assets end of period/year (000’s)	$1,214,437		$1,174,994	$1,055,579	$658,024	$157,420
Ratio and supplemental data
Expenses to average net assets(F)
After (waiver/reimbursement) recapture	0.32	%(G)	0.33%	0.32%	0.30%	0.35	%(G)
Before (waiver/reimbursement) recapture	0.37	%(G)	0.38%	0.37%	0.35%	0.40	%(G)
Net investment income (loss) to average net assets(C)	(0.32	)%(G)	1.23%	2.96%	1.71%	4.74	%(G)

(A)	Commenced operations on May 1, 2009.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the portfolio is affected by the timing of the declaration of dividends by the underlying master portfolio in which the portfolio invests.
(D)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(E)	Not annualized.
(F)	Does not include expenses of the underlying master portfolio in which the portfolio invests.
(G)	Annualized.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica BlackRock Global Allocation VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2013

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica BlackRock Global Allocation VP (the “Portfolio”) is a series of TST. The Portfolio invests all of its investable assets in BlackRock Global Allocation V.I. (the “Master Portfolio” or “MP”).

The Portfolio currently offers two classes of shares: Initial Class and Service Class.

Transamerica Asset Management, Inc. (“TAM”) provides continuous and regular investment advisory services to the Portfolio. TAM acts as a manager of managers, providing advisory services that include, without limitation, the design and development of each Portfolio and its investment strategy and the ongoing review and evaluation of that investment strategy including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for each Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending and implementing fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolios’ investments; regular review of sub-adviser performance and holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation of portfolio holdings; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolios’ Board of Trustees; oversight of preparation of prospectuses, shareholder reports and other disclosure materials and filings; and oversight of other service providers to the Portfolios, such as the custodian, the transfer agent, the administrator, the distributor, the Portfolios’ independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations for the Portfolios; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment advisory services. Where TAM employs sub-advisers, the sub-advisers carry out and effectuate the investment strategy designed for the Portfolios by TAM and are responsible, subject to TAM’s and the Board of Trustees oversight, for the day-to-day management of the Portfolios and for making decisions to buy, hold or sell a particular security.

Transamerica Fund Services, Inc. (“TFS”) provides supervisory and administrative services to each Portfolio. TFS’s supervisory and administrative services include performing certain administrative services for the Portfolios and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided for the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TFS has outsourced the provision of certain services as described below; to the extent agreed upon by TFS and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of net asset values; shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; recommending and implementing fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and its dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; preparation of agendas and supporting documents for and minutes of meetings of Trustees and committees of Trustees; and preparation of regular communications with the Trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TFS to perform supervisory and administrative services to the Portfolio. State Street performs back office services to support TFS, including furnishing financial and performance information about the Portfolios for inclusion in regulatory filings and Trustee and shareholder reports; preparing drafts of regulatory filings, Trustee materials, tax returns, expenses and budgeting; tax compliance testing; and maintaining books and records. TFS pays all expenses it incurs in connection with providing these services in the Amended and Restated Services Agreement with the exception of the costs of certain services specifically assumed by the Portfolios, as numerated within the Statement of Operations.

This report should be read in conjunction with the Portfolio’s current prospectus, which contains more complete information about the Portfolio, including investment objectives and strategies.

The financial statements of the MP, including the Schedule of Investments, accompany this report and should be read in conjunction with the Portfolio’s financial statements. Additionally, since the Portfolio invests solely in the MP, the portfolio turnover is noted in the financial highlights of the MP.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica BlackRock Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 1. (continued)

Investment valuations: The value of the Portfolio’s investment in the MP, as noted in the Statement of Assets and Liabilities, reflects that Portfolio’s interest in the net assets of the MP.

The valuation policy for the underlying securities held by the MP is discussed in the MP’s Notes to Financial Statements, which accompany this report.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend date, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class, based upon net assets. Each class bears its own specific expenses in addition to the non-class specific expenses.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

NOTE 2. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.

TAM, the Portfolio’s investment adviser, is directly owned by Western Reserve Life Assurance Co. of Ohio and AUSA Holding Company (“AUSA”), both of which are indirect, wholly-owned subsidiaries of Aegon NV. AUSA is wholly-owned by Aegon USA, LLC (“Aegon USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Aegon USA is owned by Aegon US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

TFS is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS, and TCI. No interested trustee receives compensation from the Portfolio.

The Portfolio owned 10.86% of the MP at June 30, 2013.

Investment advisory fees: The Portfolio pays management fees to TAM based on average daily net assets (“ANA”) at the following rate:

0.05% of ANA

TAM has agreed to voluntarily waive the entirety of its management fee. The waiver may be discontinued at any time without notice.

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the Portfolio’s total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

Expense limit	Maximum Operating Expense Limit Effective Through
0.25%	May 1, 2014

TAM is entitled to reimbursement by the Portfolio of fees waived and/or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit.

During the period ended June 30, 2013, TAM waived $300,575, which is not available for recapture. There were no amounts available for recapture by TAM as of June 30, 2013.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica BlackRock Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 2. (continued)

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2014. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. The Portfolio pays TFS an annual fee of 0.025% of ANA. The Legal fees in the Statement of Operations are for fees paid to external legal counsel.

Transfer agent services: TFS provides transfer agency services under the Administrative Agreement and is compensated for such services under that agreement. For the period ended June 30, 2013 amounts paid to TFS by the Portfolio are included in Transfer Agent in the Statement of Operations and amounts payable to TFS as of June 30, 2013 are included in Transfer agent fees in the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), as elected by the Trustee.

NOTE 3. FEDERAL INCOME TAX MATTERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Portfolio’s tax provisions taken or expected to be taken for all open tax years 2009 - 2012, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other in the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

NOTE 4. SUBSEQUENT EVENT

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica BlackRock Global Allocation VP

INVESTMENT ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board”) held on June 12-13, 2013, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica BlackRock Global Allocation VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”).

Following their review and consideration, the Trustees determined that the terms of the Investment Advisory Agreement are reasonable and that the renewal of the Investment Advisory Agreement is in the best interests of the Portfolio and its shareholders. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Investment Advisory Agreement through June 30, 2014. In reaching their decision, the Trustees requested and received from TAM such information as they deemed reasonably necessary to evaluate the Investment Advisory Agreement. The Trustees also considered information they had previously received from TAM as part of their regular oversight of the Portfolio, as well as comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Investment Advisory Agreement, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and/or their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; and the financial resources of TAM. The Trustees noted that the Portfolio invests in securities through an underlying mutual fund sponsored by BlackRock Advisors, LLC.

Based on these considerations, the Board determined that TAM can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2012.

The Board noted that the performance of the Initial Class of the Portfolio was in line with the median for its peer universe for the past 1-year period. The Board also noted that the performance of the Initial Class of the Portfolio was below its composite benchmark for the past 1-year period.

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided by TAM, the Board concluded that TAM is capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and that is competitive with other investment companies.

Management Fee and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of other investment companies in both a peer group and broader peer universe compiled by Lipper.

The Board noted that the Portfolio’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Initial Class of the Portfolio were below the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management fee to be received by TAM under the Investment Advisory Agreement is reasonable in light of the services provided.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica BlackRock Global Allocation VP

INVESTMENT ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any further economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from these economies of scale. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and whether the Portfolio has achieved economies of scale in the future.

Benefits to TAM or its Affiliates from their Relationships with the Portfolio

The Board considered any other benefits derived by TAM and its affiliates from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement is in the best interests of the Portfolio and its shareholders and voted to approve the renewal of the Investment Advisory Agreement.

Transamerica Series Trust	Semi-Annual Report 2013

JUNE 30, 2013

SEMI-ANNUAL REPORT (UNAUDITED)	BLACK ROCK®

BlackRock Variable Series Funds, Inc.

„   BlackRock Global Allocation V.I. Fund

Not FDIC Insured ¡ May Lose Value ¡ No Bank Guarantee

[THIS PAGE INTENTIONALLY LEFT BLANK]

Dear Shareholder

One year ago, risk assets (such as equities) were on the rise as weakening global economic data spurred increasing optimism that the world’s largest central banks would intervene to stimulate growth. This theme, along with the European Central Bank’s (“ECB’s”) firm commitment to preserve the euro currency bloc, drove most asset classes higher through the summer of 2012. The much-anticipated monetary stimulus ultimately came in September when the ECB and the US Federal Reserve announced their plans for increasing global liquidity.

Although financial markets worldwide were buoyed by these aggressive policy actions, risk assets weakened later in the fall of 2012. Global trade slowed as many European countries fell into recession and growth continued to decelerate in China. In the United States, stocks slid on lackluster corporate earnings, and volatility rose in advance of the US Presidential election. In the post-election environment, investors became increasingly concerned about the “fiscal cliff” of tax increases and spending cuts that had been scheduled to take effect at the beginning of 2013. High levels of global market volatility persisted through year-end due to fears that bipartisan gridlock would preclude a timely resolution, putting the US economy at high risk for recession. As 2013 began, the worst of the fiscal cliff was averted with a last-minute tax deal.

Investors shook off the nerve-wracking finale to 2012 and the New Year started with a powerful relief rally. Money that had been pulled to the sidelines amid year-end tax-rate uncertainty poured back into the markets in January. Key indicators signaling modest but broad-based improvements in the world’s major economies underpinned the rally. Underlying this aura of comfort was the absence of negative headlines from Europe. Global equities surged, while rising US Treasury yields pressured high quality fixed income assets. (Bond prices move inversely with yields.)

However, February brought a slowdown in global economic momentum and investors toned down their risk appetite. In the months that followed, US equities outperformed international markets, as the US economic recovery showed greater stability compared to most other regions. Slow, but positive growth in the United States was sufficient to support corporate earnings, while uncomfortably high unemployment reinforced investors’ expectations that the US Federal Reserve would keep interest rates low. US equities moved higher through the spring, with major indices notching a string of all-time highs until finally peaking in late May. Markets abruptly reversed course on May 22 when the US Federal Reserve hinted at a gradual pull-back on monetary policy accommodation. Volatility picked up considerably after this announcement and risk assets broadly slid through the remainder of the period.

Volatility has been higher in financial markets outside the United States in 2013. International equities weakened in the middle of the first quarter when political instability in Italy and a severe banking crisis in Cyprus reminded investors that the eurozone was still vulnerable to a number of macro risks. A poor outlook for European economies already mired in recession further dampened sentiment. Emerging markets significantly lagged the rest of the world as growth in these economies (particularly China and Brazil) fell short of expectations.

Despite recent weakness, most risk asset classes generated positive returns for the 6- and 12-month periods ended June 30, 2013, while high quality fixed income assets posted modestly negative results. US equities were particularly strong. International equities also performed well, although rising uncertainty in Europe resulted in less impressive gains for the last six months. Emerging markets were especially hurt by slowing growth and concerns about a shrinking global money supply. US Treasury yields remained low from a historical perspective, but were highly volatile and rose sharply in the final two months of the period amid concerns about monetary policy tightening. In this volatile rate environment, US Treasury and investment grade corporate bond prices declined. Returns on high yield and tax-exempt municipal bonds, which had benefited from supportive market conditions during most of the period, were also weighed down by the recent spike in rates. Short-term interest rates, however, remained near zero, keeping yields on money market securities near historical lows.

Market conditions remain volatile, and investors still face a number of uncertainties in the current environment. At BlackRock, we believe investors need to think globally and extend their scope across a broader array of asset classes in a portfolio that moves freely as market conditions change over time. We encourage you to talk with your financial advisor and visit www.blackrock.com for further insight about investing in today’s world.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

“Despite recent weakness, most risk asset classes generated positive returns for the 6- and 12-month periods ended June 30, 2013, while high quality fixed income assets posted modestly negative results.”

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of June 30, 2013
	6-month	12-month
US large cap equities (S&P 500® Index)	13.82%	20.60%
US small cap equities (Russell 2000® Index)	15.86	24.21
International equities (MSCI Europe, Australasia, Far East Index)	4.10	18.62
Emerging market equities (MSCI Emerging Markets Index)	(9.57)	2.87
3-month Treasury bill (BofA Merrill Lynch 3-Month Treasury Bill Index)	0.04	0.11
US Treasury securities (BofA Merrill Lynch 10- Year US Treasury Index)	(4.88)	(4.21)
US investment grade bonds (Barclays US Aggregate Bond Index)	(2.44)	(0.69)
Tax-exempt municipal bonds (S&P Municipal Bond Index)	(2.55)	0.51
US high yield bonds (Barclays US Corporate High Yield 2% Issuer Capped Index)	1.42	9.49

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	1

Fund Summary as of June 30, 2013	BlackRock Global Allocation V.I. Fund

Investment Objective

BlackRock Global Allocation V.I. Fund’s (the “Fund”) investment objective is to seek high total investment return.

Portfolio Management Commentary

How did the Fund perform?

•

For the six-month period ended June 30, 2013, the Fund outperformed its Reference Benchmark, but underperformed the broad based all-equity benchmark, the FTSE World Index. The Reference Benchmark is comprised as follows: 36% S&P 500® Index; 24% FTSE World (ex-US) Index; 24% BofA Merrill Lynch Current 5-Year US Treasury Index; and 16% Citigroup Non-US Dollar World Government Bond Index. The Fund invests in both equities and bonds, and therefore, the Reference Benchmark provides a more accurate representation of the Fund’s composition and is a more comparable means for measurement. The following discussion of relative performance pertains to the Reference Benchmark.

What factors influenced performance?

•

Within equities, the Fund’s overweight position and stock selection in Japan contributed to performance. From a sector perspective, stock selection in industrials, consumer discretionary and information technology (“IT”) was additive. An underweight in fixed income positively impacted performance. Within fixed income, an overweight in convertible bonds was beneficial to performance. From a currency perspective, an underweight in the Japanese yen was additive.

•

Stock selection in the United States and Canada detracted from performance. From a sector perspective, stock selection and an overweight in materials (led by gold-related securities) weighed on returns. The Fund’s cash position detracted from performance for the period.

•

The Fund uses derivatives, which may include options, futures, swaps and forward contracts both to enhance returns of the Fund and to hedge (or protect) against adverse movements in currency exchange rates, interest rates and movements in the securities markets. During the period, the Fund’s use of derivatives had a positive impact on the absolute performance of the Fund.

Describe recent portfolio activity.

•	During the six-month period, the Fund’s overall equity allocation decreased from 62% to 60% of net assets. Within equities, the Fund decreased exposure to the United States and increased its weightings in Asia, notably Japan, and Europe. On a sector basis, the Fund decreased its equity weightings in materials, IT, energy and telecommunication services and increased exposures to consumer discretionary, health care, industrials, and consumer staples. The Fund’s allocation to fixed income decreased from 24% to 21% of net assets. Changes within the asset class included a reduction in government bonds, notably in Australia and Brazil, and in convertible bonds. Reflecting the above changes, the Fund’s allocation to cash and cash equivalent increased from 14% to 19% of net assets.

•

During the six-month period, the Fund’s cash position helped mitigate portfolio volatility and served as a source of funds for new investments. In addition, the Fund’s cash position helped keep overall portfolio duration (sensitivity to interest rate movements) low.

Describe portfolio positioning at period end.

•

Relative to its Reference Benchmark, the Fund ended the period neutral in equities, significantly underweight in fixed income and overweight in cash and cash equivalents. Within the equity segment, the Fund was overweight in Asia, notably Japan, and underweight in the United States and Europe. On a sector basis, the Fund was overweight in materials, health care and telecommunication services, and underweight in consumer staples, financials, IT, industrials and consumer discretionary. Within fixed income, the Fund was underweight in US Treasuries, Japanese government bonds and European sovereign debt, and overweight in sovereign and provincial debt in Australia and Brazilian government bonds. In addition, the Fund was overweight in corporate debt and convertible bonds. As for currency exposure, the Fund was overweight in the US dollar, Brazilian real, Canadian dollar and Singapore dollar, and underweight in the Japanese yen, the euro, Australian dollar and the British Pound. The Fund also held modest overweight positions in several other Asian currencies.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information

Portfolio Composition	Percent of Net Assets		Reference Benchmark[4] Percentage
US Equities	32%[1]		36%
European Equities	12	[1]	12
Asian-Pacific Equities	13	[1]	9
Other Equities	3	[1]	3
Total Equities	60	[2]	60
US Dollar Denominated Fixed Income Securities	13		24
US Issuers	10		—
Non-US Issuers	3		—
Non-US Dollar Denominated Fixed Income Securities	8		16
Total Fixed Income Securities	21		40
Cash & Cash Equivalents[3]	19		—

[1]	Includes value of financial futures contracts.

[2]	Includes preferred stock.

[3]	Cash & Cash Equivalents are reduced by the market (or nominal) value of long financial futures contracts.

[4]

The Reference Benchmark is an unmanaged weighted index comprised as follows: 36% S&P 500® Index; 24% FTSE World (ex US) Index; 24% BofA Merrill Lynch Current 5-Year US Treasury Index; and 16% Citigroup Non-US Dollar World Government Bond Index.

2	BLACKROCK VARIABLE SERIES FUNDS, INC.	JUNE 30, 2013

BlackRock Global Allocation V.I. Fund

Total Return Based on a $10,000 Investment

[1]   The Fund invests primarily in a portfolio of equity, debt and money market securities.

[2]   Assuming transaction costs, if any, an other operating expenses, including investment advisory fees. Does not include insurance-related fees and expenses. The returns for Class II Shares and Class III Shares prior to November 24, 2003 and November 18, 2003, the commencement of operations of Class II Shares and Class III Shares, respectively, are based upon the performance of the Fund’s Class I Shares. The returns for Class II and III Shares, however, are adjusted to reflect the distribution (12b-1) fees applicable to Class II and III Shares.

[3]	This unmanaged market capitalization-weighted index is comprised of over 2,437 equities from 35 countries in 4 regions, including the United States.

[4]

The Reference Benchmark is an unmanaged weighted index comprised as follows: 36% S&P 500® Index; 24% FTSE World (ex US) Index; 24% BofA Merrill Lynch Current 5-Year US Treasury Index; and 16% Citigroup Non-US Dollar World Government Bond Index.

Performance Summary for the Period Ended June 30, 2013
		Average Annual Total Returns
	6-Month Total Returns[6]	1 Year[6]	5 Years[6]	10 Years[6]
Class I5	4.47%	11.18%	4.04%	9.16%
Class II5	4.42	11.05	3.89	9.04	[11]
Class III[5]	4.32	10.88	3.77	8.90	[11]
FTSE World Index	7.15	18.10	3.17	8.21
Reference Benchmark	3.36	9.46	4.67	6.99
US Stocks: S&P 500® Index[7]	13.82	20.60	7.01	7.30
Non-US Stocks: FTSE World (ex US) Index[8]	1.17	15.48	(0.13)	9.10
US Bonds: BofA Merrill Lynch Current 5-Year US Treasury Index[9]	(2.30)	(1.47)	4.98	4.12
Non-US Bonds: Citigroup Non-US Dollar World Government Bond Index[10]	(7.14)	(5.72)	2.55	4.78

[5]

Average annual and cumulative total investment returns are based on changes in net asset value for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Insurance-related fees and expenses are not reflected in these returns.

[6]	For a portion of the period, the Fund’s investment advisor waived a portion of its fees. Without such waiver, the Fund’s performance would have been lower.

[7]

This unmanaged index covers 500 industrial, utility, transportation and financial companies of the US markets (mostly New York Stock Exchange (“NYSE”) issues) representing about 75% of NYSE market capitalization and 30% of NYSE issues.

[8]	This unmanaged capitalization-weighted index is comprised of over 1,818 companies in 34 countries, excluding the United States.

[9]	This unmanaged index is designed to track the total return of the current coupon five-year US Treasury bond.

[10]	This unmanaged market capitalization-weighted index tracks 22 government bond indexes, excluding the United States.

[11]

The returns for Class II Shares and Class III Shares prior to November 24, 2003 and November 18, 2003, the commencement of operations of Class II Shares and Class III Shares, respectively, are based upon the performance of the Fund’s Class I Shares. The returns for Class II and III Shares, however, are adjusted to reflect the distribution (12b-1) fees applicable to Class II and III Shares.

Past performance is not indicative of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Expense Example
	Actual			Hypothetical[13]
	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During the Period[12]	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During the Period[12]	Annualized Expense Ratio
Class I	$1,000.00	$1,044.70	$3.70	$1,000.00	$1,021.17	$3.66	0.73%
Class II	$1,000.00	$1,044.20	$4.46	$1,000.00	$1,020.43	$4.41	0.88%
Class III	$1,000.00	$1,043.20	$4.96	$1,000.00	$1,019.93	$4.91	0.98%

[12]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

[13]

Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365. See “Disclosure of Expenses” on page 4 for further information on how expenses were calculated.

BLACKROCK VARIABLE SERIES FUNDS, INC.	JUNE 30, 2013	3

Disclosure of Expenses	BlackRock Global Allocation V.I. Fund

Shareholders of the Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses and other Fund expenses. The expense example shown on the previous page (which is based on a hypothetical investment of $1,000 invested on January 1, 2013 and held through June 30, 2013) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense example provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Derivative Financial Instruments

The Fund may invest in various derivative financial instruments, including financial futures contracts, foreign currency exchange contracts, options and swaps as specified in Note 4 of the Notes to Consolidated Financial Statements, which may constitute forms of economic leverage. Such derivative financial instruments are used to obtain exposure to a security, index and/or market without owning or taking physical custody of securities or to hedge market, equity, credit, interest rate, foreign currency exchange rate and/or other risks. Derivative financial instruments involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative financial instrument. The Fund’s ability to use a derivative financial instrument successfully depends on the investment advisor’s ability to predict pertinent market movements accurately, which cannot be assured. The use of derivative financial instruments may result in losses greater than if they had not been used, may require the Fund to sell or purchase portfolio investments at inopportune times or for distressed values, may limit the amount of appreciation the Fund can realize on an investment, may result in lower dividends paid to shareholders or may cause the Fund to hold an investment that it might other wise sell. The Fund’s investments in these instruments are discussed in detail in the Notes to Consolidated Financial Statements.

4	BLACKROCK VARIABLE SERIES FUNDS, INC.	JUNE 30, 2013

Consolidated Schedule of Investments June 30, 2013 (Unaudited)	BlackRock Global Allocation V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Argentina — 0.1%
Tenaris SA — ADR (a)	156,567	$6,304,953
Australia — 0.4%
Asciano Ltd.	1,885,737	8,624,900
Commonwealth Bank of Australia	88,011	5,539,968
Mesoblast Ltd. (a)(b)	1,029,785	4,969,193
National Australia Bank Ltd.	119,755	3,239,379
Newcrest Mining Ltd.	456,726	4,216,140
Orica Ltd.	237,560	4,478,135
QBE Insurance Group Ltd.	635,793	8,802,905

		39,870,620
Belgium — 0.1%
Anheuser-Busch InBev NV	138,918	12,507,164
RHJ International (b)	769,800	3,627,256
RHJ International — ADR (b)	40,600	191,043

		16,325,463
Brazil — 0.9%
Anhanguera Educacional Participacoes SA	1,287,471	7,535,515
BR Malls Participacoes SA	408,558	3,652,825
Cia Brasileira de Distribuicao Grupo Pao de Acucar, Preference Shares	238,383	10,684,421
Cielo SA	448,569	11,239,605
Cosan Ltd., Class A	1,171,074	18,924,556
Cyrela Brazil Realty SA	923,554	6,345,075
Hypermarcas SA (b)	1,218,799	7,931,056
Itau Unibanco Holding SA, Preference Shares	623,797	8,056,929
MRV Engenharia e Participacoes SA	1,581,505	4,663,680
Qualicorp SA (b)	717,560	5,463,663
SLC Agricola SA	807,845	6,962,090
Telefonica Brasil SA — ADR	322,480	7,358,994

		98,818,409
Canada — 2.2%
Agrium, Inc.	132,779	11,546,462
Athabasca Oil Corp. (a)(b)	1,490,900	9,228,638
Bank of Nova Scotia	169,939	9,084,312
BCE, Inc.	261,286	10,712,801
Brookfield Asset Management, Inc., Class A	316,604	11,404,076
Canadian National Railway Co.	112,823	10,974,293
Canadian Natural Resources Ltd.	437,015	12,350,044
Canadian Pacific Railway Ltd.	45,956	5,578,139
Detour Gold Corp. (b)	224,767	1,763,172
Eldorado Gold Corp.	913,921	5,657,151
First Quantum Minerals Ltd.	701,931	10,411,832
Goldcorp, Inc.	1,151,216	28,469,572
Kinross Gold Corp.	997,732	5,113,412
Kinross Gold Corp. (a)	219,505	1,119,476
Osisko Mining Corp. (b)	951,713	3,149,150
Potash Corp. of Saskatchewan, Inc.	452,851	17,267,209
Rogers Communications, Inc., Class B	202,583	7,941,254
Shaw Communications, Inc., Class B	609,552	14,628,784

Common Stocks	Shares	Value
Canada (concluded)
Silver Wheaton Corp.	448,152	$8,815,150
Suncor Energy, Inc.	48,702	1,436,222
Suncor Energy, Inc. — NY Shares	1,161,046	34,223,092
Teck Resources Ltd., Class B	230,801	4,932,217
TELUS Corp.	194,516	5,678,084
The Toronto-Dominion Bank	79,235	6,363,964
Valeant Pharmaceuticals International, Inc. (b)	51,958	4,472,545

		242,321,051
Chile — 0.0%
Sociedad Quimica y Minera de Chile SA — ADR	86,099	3,478,400
China — 0.5%
Baidu, Inc. — ADR (b)	121,917	11,524,814
Beijing Enterprises Holdings Ltd.	3,241,542	23,348,411
Chaoda Modern Agriculture Holdings Ltd. (a)(b)	19,748,798	967,929
China BlueChemical Ltd., Class H	7,190,300	4,371,283
Dongfeng Motor Group Co. Ltd., Class H	1,762,800	2,338,038
Haitian International Holdings Ltd. (a)	1,863,800	2,719,401
Jiangxi Copper Co. Ltd.	2,946,000	4,977,669
Sinopharm Group Co. Ltd., H Shares	2,480,800	6,199,944
Zhongsheng Group Holdings Ltd. (a)	3,686,206	4,046,719

		60,494,208
Denmark — 0.0%
TDC A/S	527,148	4,272,308
France — 2.2%
AXA SA	753,446	14,852,383
BNP Paribas SA	590,470	32,325,140
Compagnie de Saint-Gobain	435,145	17,632,185
European Aeronautic Defence & Space Co. NV	470,541	25,174,169
Eutelsat Communications SA	127,808	3,626,030
France Telecom SA	325,089	3,078,382
LVMH Moet Hennessy Louis Vuitton SA	60,389	9,804,369
Safran SA	948,072	49,495,167
Sanofi	208,519	21,556,698
Sanofi — ADR	28,134	1,449,182
Société Générale SA	128,506	4,422,575
Technip SA	174,679	17,752,927
Total SA	387,913	18,946,807
Total SA — ADR	423,248	20,612,178
Unibail-Rodamco SE	25,817	6,012,882

		246,741,074
Germany — 1.9%
Allianz SE, Registered Shares	123,453	18,019,266
BASF SE	72,061	6,427,343
Bayerische Motoren Werke AG	99,659	8,697,816
Deutsche Bank AG, Registered Shares	550,370	23,078,454
Deutsche Boerse AG	111,463	7,329,579
Deutsche Telekom AG, Registered Shares	1,733,649	20,197,862
Fresenius SE & Co. KGaA	161,990	19,937,741

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Consolidated Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ADR     American Depositary Receipts

AUD     Australian Dollar

BRL     Brazilian Real

CAD     Canadian Dollar

CHF     Swiss Franc

CNY     Chinese Yuan Renminbi

EUR     Euro

FTSE    Financial Times Stock Exchange

GBP     British Pound

GDR    Global Depositary Receipts

HKD     Hong Kong Dollar

JPY      Japanese Yen

LIBOR  London Interbank Offered Rate

MXN    Mexican Peso

MYR    Malaysian Ringgit

PCL     Public Company Limited

SGD     Singapore Dollar

S&P     Standard & Poor’s

SPDR   Standard & Poor’s Depositary Receipts

TRY     Turkish Lira

USD     US Dollar

See Notes to Consolidated Financial Statements.

BLACKROCK VARIABLE SERIES FUNDS, INC.	JUNE 30, 2013	5

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Germany (concluded)
Kabel Deutschland Holding AG	170,664	$18,739,033
Lanxess AG	227,052	13,673,497
Linde AG	80,761	15,049,525
Muenchener Rueckversicherungs AG, Registered Shares	36,294	6,667,634
Siemens AG, Registered Shares	208,742	21,137,840
Telefonica Deutschland Holding AG	869,707	6,292,252
Volkswagen AG, Preference Shares	138,392	27,952,771

		213,200,613
Hong Kong — 0.1%
The Link REIT	2,532,546	12,428,922
Sino Biopharmaceutical	3,376,000	2,180,902
Yuanda China Holdings Ltd. (a)	25,280,228	2,331,098

		16,940,922
Indonesia — 0.0%
Telekomunikasi Indonesia Persero Tbk PT	3,168,200	3,528,292
Ireland — 0.3%
Accenture PLC, Class A	24,291	1,747,980
Covidien PLC	294,386	18,499,216
Eaton Corp. PLC	150,926	9,932,440

		30,179,636
Israel — 0.0%
Check Point Software Technologies Ltd. (a)(b)	25,845	1,283,980
Italy — 0.9%
Eni SpA	1,176,942	24,155,396
Fiat Industrial SpA	3,222,324	35,870,310
Intesa Sanpaolo SpA	7,374,298	11,802,803
Mediaset SpA (b)	2,298,851	8,659,115
Telecom Italia SpA	10,313,050	7,049,046
UniCredit SpA	2,347,228	10,972,966

		98,509,636
Japan — 7.7%
Aisin Seiki Co. Ltd.	200,839	7,668,519
Asahi Kasei Corp.	1,320,100	8,710,189
Astellas Pharma, Inc.	251,193	13,645,836
Bridgestone Corp.	633,032	21,586,532
Canon, Inc.	398,164	13,049,143
Daihatsu Motor Co. Ltd.	302,107	5,722,133
Daikin Industries Ltd.	196,200	7,930,365
Daito Trust Construction Co. Ltd.	63,700	6,001,797
Denso Corp.	298,420	14,029,675
East Japan Railway Co.	319,551	24,871,467
FANUC Corp.	35,618	5,154,883
Fuji Heavy Industries Ltd.	2,187,564	54,020,217
Futaba Industrial Co. Ltd.	381,221	1,733,588
Hitachi Chemical Co. Ltd.	468,100	7,328,069
Hitachi Ltd.	2,513,700	16,106,534
Honda Motor Co. Ltd.	633,983	23,552,107
Hoya Corp.	687,974	14,150,393
IHI Corp.	2,672,000	10,109,562
Inpex Corp.	3,262	13,557,525
Japan Airlines Co. Ltd.	286,900	14,769,805
JGC Corp.	643,302	23,166,890
JSR Corp.	375,400	7,595,710
Kao Corp.	171,600	5,841,527
KDDI Corp.	258,000	13,434,951
Kirin Holdings Co. Ltd.	434,651	6,808,503
Kubota Corp.	1,691,296	24,614,055
Kuraray Co. Ltd.	594,870	8,337,223
Kyocera Corp.	71,800	7,305,354
Kyowa Hakko Kirin Co. Ltd.	541,279	6,118,269

Common Stocks	Shares	Value
Japan (concluded)
Mazda Motor Corp. (b)	816,000	$3,226,005
Mitsubishi Corp.	970,147	16,573,702
Mitsubishi UFJ Financial Group, Inc.	3,291,300	20,326,640
Mitsui & Co. Ltd.	2,872,878	36,026,489
MS&AD Insurance Group Holdings	635,114	16,087,561
Murata Manufacturing Co. Ltd.	183,028	13,922,011
Nintendo Co. Ltd.	89,200	10,502,314
Nippon Telegraph & Telephone Corp.	189,830	9,894,109
Nitori Holdings Co. Ltd.	102,650	8,264,254
Nitto Denko Corp.	134,700	8,639,070
NTT DoCoMo, Inc.	2,874	4,471,097
Okumura Corp.	1,357,751	5,198,786
Rakuten, Inc.	1,339,600	15,840,748
Rinnai Corp.	92,023	6,543,348
Rohm Co. Ltd.	192,653	7,823,882
Ryohin Keikaku Co. Ltd.	125,900	10,320,552
Shin-Etsu Chemical Co. Ltd.	408,334	27,025,705
Ship Healthcare Holdings, Inc.	86,100	3,165,127
Softbank Corp.	59,900	3,486,776
Sony Financial Holdings, Inc.	625,300	9,845,076
Sumitomo Corp.	438,400	5,464,040
Sumitomo Electric Industries Ltd.	573,548	6,827,545
Sumitomo Mitsui Financial Group, Inc.	797,347	36,497,004
Suntory Beverage & Food Ltd. (b)	350,200	10,945,957
Suzuki Motor Corp.	1,124,789	25,926,751
T&D Holdings, Inc.	263,700	3,527,402
Terumo Corp.	112,375	5,585,812
Toda Corp.	1,726,896	4,785,658
Tokio Marine Holdings, Inc.	1,678,323	52,959,431
Tokyo Gas Co. Ltd.	4,021,070	22,184,460
Toyota Industries Corp.	565,577	23,097,015
Toyota Motor Corp.	332,500	20,055,683
Ube Industries Ltd.	2,895,346	5,356,590
Unicharm Corp.	78,700	4,451,149
West Japan Railway Co.	120,900	5,127,404
Yamada Denki Co. Ltd.	241,620	9,783,019

		866,678,993
Kazakhstan — 0.1%
KazMunaiGas Exploration Production JSC — GDR	662,411	10,002,406
Luxembourg — 0.1%
RTL Group SA	121,015	9,952,480
Malaysia — 0.4%
Axiata Group Bhd	6,613,986	13,851,908
IHH Healthcare Bhd (b)	16,869,100	21,087,934
Telekom Malaysia Bhd	3,830,646	6,547,077

		41,486,919
Mexico — 0.2%
Fibra Uno Administracion SA de CV (a)	1,376,500	4,622,168
Fomento Economico Mexicano SAB de CV — ADR	56,459	5,826,004
Mexichem SAB de CV	1,275,800	5,290,295
TF Administradora Industrial S de RL de CV (b)	3,557,500	7,415,662

		23,154,129
Netherlands — 0.4%
CNH Global NV	39,071	1,627,698
ING Groep NV CVA (b)	1,396,219	12,760,102
Unilever NV — NY Shares	76,815	3,019,598
Unilever NV CVA	349,431	13,755,037
Ziggo NV	388,507	15,605,155

		46,767,590

See Notes to Consolidated Financial Statements.

6	BLACKROCK VARIABLE SERIES FUNDS, INC.	JUNE 30, 2013

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Philippines — 0.0%
Philippine Long Distance Telephone Co. — ADR	72,115	$4,893,724
Portugal — 0.0%
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	934,692	4,513,716
Russia — 0.2%
Federal Hydrogenerating Co. JSC — ADR	2,949,077	4,311,359
Novorossiysk Commercial Sea Port PJSC — GDR	619,924	3,890,023
Sberbank	3,980,146	11,332,384

		19,533,766
Singapore — 0.5%
CapitaLand Ltd.	4,106,350	9,920,867
Keppel Corp. Ltd. (a)	1,656,860	13,552,022
Keppel REIT	331,372	337,820
Oversea-Chinese Banking Corp. Ltd.	1,500,800	11,797,992
Raffles Medical Group Ltd.	1,676,800	4,148,525
Singapore Press Holdings Ltd. (a)	777,240	2,554,599
Singapore Telecommunications Ltd. (a)	4,809,630	14,245,240

		56,557,065
South Africa — 0.1%
Life Healthcare Group Holdings Ltd.	1,732,096	6,569,576
MTN Group Ltd.	163,170	3,034,866

		9,604,442
South Korea — 0.8%
Cheil Industries, Inc.	51,853	4,049,531
Hyundai Motor Co.	62,487	12,255,613
KT Corp. — ADR	204,389	3,172,117
Samsung Electronics Co. Ltd.	59,058	69,028,422

		88,505,683
Spain — 0.3%
Banco Bilbao Vizcaya Argentaria SA	862,088	7,244,830
Banco Santander SA	1,604,093	10,264,932
Telefonica SA (b)	830,046	10,678,816
Telefonica SA — ADR (b)	196,057	2,511,490

		30,700,068
Sweden — 0.2%
Boliden AB	364,157	4,513,837
Svenska Handelsbanken AB, Class A	385,923	15,461,795

		19,975,632
Switzerland — 1.6%
Credit Suisse Group AG	336,558	8,910,065
Glencore International PLC	694,779	2,876,043
Nestle SA, Registered Shares	511,786	33,583,602
Novartis AG, Registered Shares	340,727	24,133,880
Roche Holding AG	248,175	61,596,376
Swisscom AG, Registered Shares	17,176	7,519,152
Syngenta AG, Registered Shares	66,307	25,856,999
TE Connectivity Ltd.	45,178	2,057,406
UBS AG, Registered Shares	564,074	9,574,501
Zurich Insurance Group AG	30,023	7,782,237

		183,890,261
Taiwan — 0.3%
Cheng Shin Rubber Industry Co. Ltd.	2,015,064	6,330,383
Chunghwa Telecom Co. Ltd.	976,311	3,266,737
Chunghwa Telecom Co. Ltd. — ADR (a)	261,391	8,393,265
Far EasTone Telecommunications Co. Ltd	2,582,988	6,922,682
Yulon Motor Co. Ltd.	2,779,000	4,430,108

		29,343,175
Thailand — 0.1%
Bangkok Dusit Medical Services PCL, Class F	1,561,300	7,928,575

Common Stocks	Shares	Value
Thailand (concluded)
PTT Global Chemical PCL	3,745,890	$8,333,594

		16,262,169
United Arab Emirates — 0.1%
Al Noor Hospitals Group PLC (b)	595,600	5,738,770
NMC Health PLC	1,010,600	4,150,119

		9,888,889
United Kingdom — 3.4%
Amlin PLC	495,346	2,963,311
Antofagasta PLC	888,244	10,763,004
AstraZeneca PLC	487,358	23,041,863
BG Group PLC	1,734,110	29,469,746
BHP Billiton PLC	1,242,114	31,671,412
BP PLC	1,101,633	7,645,320
BP PLC — ADR	302,382	12,621,425
BT Group PLC	4,795,970	22,516,027
Delta Topco Ltd.	14,972,250	8,999,820
Diageo PLC — ADR	140,881	16,194,271
Genel Energy PLC (b)	624,035	8,717,073
GlaxoSmithKline PLC	666,268	16,654,291
GlaxoSmithKline PLC — ADR	31,991	1,598,590
Guinness Peat Group PLC (a)(b)	6,479,903	2,309,927
HSBC Holdings PLC	3,803,549	39,375,143
Invensys PLC	1,184,802	7,419,270
Lloyds Banking Group PLC (b)	13,731,588	13,186,695
Manchester United PLC, Class A (a)(b)	361,636	5,757,245
National Grid PLC	1,849,566	20,966,114
Pearson PLC	285,081	5,069,997
Polyus Gold International Ltd. (a)	2,585,202	7,904,881
Rio Tinto PLC	538,701	21,908,539
SABMiller PLC	44,964	2,155,739
Shire PLC	520,548	16,496,372
SSE PLC	710,507	16,453,720
Unilever PLC	135,991	5,505,246
Unilever PLC — ADR	84,910	3,434,610
Vodafone Group PLC	3,462,747	9,923,177
Vodafone Group PLC — ADR	526,541	15,132,788

		385,855,616
United States — 31.6%
3M Co.	158,914	17,377,246
Abbott Laboratories	326,929	11,403,284
AbbVie, Inc.	410,507	16,970,359
ACE Ltd.	368,772	32,997,719
Activision Blizzard, Inc.	927,006	13,219,106
Adobe Systems, Inc. (b)	55,928	2,548,080
AES Corp.	870,470	10,436,935
Aetna, Inc.	408,308	25,943,890
Agilent Technologies, Inc.	410,715	17,562,173
Alexion Pharmaceuticals, Inc. (b)	98,893	9,121,890
Allergan, Inc.	135,085	11,379,560
Alliance Data Systems Corp. (b)	14,545	2,633,081
Amazon.com, Inc. (b)	59,660	16,566,985
Amdocs Ltd.	50,673	1,879,462
American Capital Agency Corp.	412,965	9,494,065
American Electric Power Co, Inc.	313,619	14,043,859
American Express Co.	377,564	28,226,685
American International Group, Inc. (b)	222,400	9,941,280
American Tower Corp.	235,048	17,198,462
American Water Works Co., Inc.	283,920	11,706,022
Ameriprise Financial, Inc.	20,573	1,663,944
AmerisourceBergen Corp.	231,019	12,897,791
Amgen, Inc.	174,086	17,175,325
Anadarko Petroleum Corp.	417,573	35,882,048
Apache Corp.	117,946	9,887,413

See Notes to Consolidated Financial Statements.

BLACKROCK VARIABLE SERIES FUNDS, INC.	JUNE 30, 2013	7

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
United States (continued)
Apple, Inc.	2,254	$892,764
Arch Capital Group Ltd. (b)	95,964	4,933,509
Ariad Pharmaceuticals, Inc. (a)(b)	44,672	781,313
AT&T Inc. (c)	129,455	4,582,707
Avery Dennison Corp.	138,722	5,931,753
AXIS Capital Holdings Ltd. (a)	41,979	1,921,799
Bank of America Corp.	3,202,517	41,184,369
The Bank of New York Mellon Corp.	388,790	10,905,560
BB&T Corp.	359,137	12,167,562
Berkshire Hathaway, Inc., Class B (b)	82,838	9,271,229
Biogen Idec, Inc. (b)	71,236	15,329,987
BorgWarner, Inc. (b)	93,189	8,028,232
Bristol-Myers Squibb Co.	474,575	21,208,757
CA, Inc.	56,334	1,612,842
Calpine Corp. (a)(b)	778,527	16,528,128
Capital One Financial Corp.	270,527	16,991,801
Cardinal Health, Inc.	497,467	23,480,442
Carnival Corp.	178,141	6,108,455
Celgene Corp. (b)	177,314	20,729,780
CenterPoint Energy, Inc.	99,053	2,326,755
CF Industries Holdings, Inc.	8,984	1,540,756
Charter Communications, Inc., Class A (b)	142,722	17,676,120
Chevron Corp.	299,630	35,458,214
The Chubb Corp.	169,439	14,343,011
Cisco Systems, Inc.	604,256	14,689,463
Citigroup, Inc. (c)	690,181	33,107,983
Citrix Systems, Inc. (b)	167,786	10,122,529
CMS Energy Corp.	347,399	9,438,831
CNA Financial Corp.	53,918	1,758,805
Coach, Inc.	236,322	13,491,623
Cobalt International Energy, Inc. (b)	304,607	8,093,408
The Coca-Cola Co.	1,133,703	45,472,827
Colgate-Palmolive Co	390,260	22,357,995
Comcast Corp., Class A	1,363,278	57,094,083
Computer Sciences Corp.	48,040	2,102,711
Constellation Brands, Inc., Class A (b)	53,123	2,768,771
Corning, Inc. (d)	1,683,084	23,950,285
Crown Castle International Corp. (b)	141,223	10,223,133
Crown Holdings, Inc. (b)	232,130	9,547,507
Cubist Pharmaceuticals, Inc. (a)(b)	126,167	6,093,866
Cummins, Inc.	70,344	7,629,510
CVS Caremark Corp.	359,743	20,570,105
Danaher Corp.	188,054	11,903,818
DaVita HealthCare Partners, Inc. (b)	91,895	11,100,916
Delphi Automotive PLC	111,200	5,636,728
Devon Energy Corp.	220,838	11,457,075
Diamond Offshore Drilling, Inc.	22,859	1,572,471
Discover Financial Services	414,611	19,752,068
DISH Network Corp., Class A	52,664	2,239,273
Dominion Resources, Inc.	374,153	21,259,373
Dr. Pepper Snapple Group, Inc.	82,284	3,779,304
Dresser-Rand Group, Inc. (b)	3,061	183,599
Duke Energy Corp.	203,930	13,765,275
Eastman Chemical Co.	28,485	1,994,235
Electronic Arts, Inc. (b)	1,091,753	25,077,566
EMC Corp. (b)	1,549,977	36,610,457
Energizer Holdings, Inc.	17,787	1,787,771
EOG Resources, Inc.	100,784	13,271,237
Equity Residential (a)	290,149	16,846,051
Expedia, Inc.	32,241	1,939,296
Express Scripts Holding Co. (b)	150,822	9,304,209
Facebook, Inc., Class A (b)	248,908	6,187,853
FedEx Corp.	119,667	11,796,773
Fidelity National Financial, Inc., Class A	219,284	5,221,152
Fidelity National Information Services, Inc.	50,186	2,149,968

Common Stocks	Shares	Value
United States (continued)
FMC Corp.	377,562	$23,053,936
Ford Motor Co.	1,749,191	27,059,985
Freeport-McMoRan Copper & Gold, Inc.	695,404	19,200,104
Freescale Semiconductor Ltd. (a)(b)(d)	1,363,340	18,473,257
Fusion-io, Inc. (a)(b)	1,024,467	14,588,410
General Dynamics Corp.	22,323	1,748,561
General Electric Co.	2,817,508	65,338,011
General Mills, Inc.	323,020	15,676,161
General Motors Co. (b)	764,335	25,459,999
Gilead Sciences, Inc. (b)	428,447	21,940,771
The Goldman Sachs Group, Inc.	136,200	20,600,250
Google, Inc., Class A (b)	83,934	73,892,976
Halliburton Co.	439,121	18,320,128
HCA Holdings, Inc.	537,522	19,383,043
HealthSouth Corp. (b)	239,631	6,901,373
Helmerich & Payne, Inc.	27,939	1,744,791
Hillshire Brands Co.	355,299	11,753,291
Humana, Inc. (d)	367,721	31,028,298
International Game Technology	369,783	6,179,074
International Paper Co.	42,335	1,875,864
Intuit, Inc.	25,003	1,525,933
Intuitive Surgical, Inc. (b)	11,178	5,662,551
Johnson & Johnson	523,442	44,942,730
Johnson Controls, Inc.	196,402	7,029,228
JPMorgan Chase & Co.	1,289,855	68,091,445
KBR, Inc.	179,600	5,837,000
Kimberly-Clark Corp.	142,933	13,884,512
KLA-Tencor Corp.	26,029	1,450,596
Kraft Foods Group, Inc.	143,428	8,013,322
The Kroger Co.	53,075	1,833,211
L-3 Communications Holdings, Inc.	21,826	1,871,361
Leap Wireless International, Inc. (a)(b)	242,708	1,633,425
Lear Corp.	33,900	2,049,594
Liberty Media Corp., Class A (b)	134,932	17,103,980
Life Technologies Corp. (b)	91,825	6,795,968
Lincoln National Corp.	68,755	2,507,495
M&T Bank Corp.	72,717	8,126,125
Macy’s, Inc.	34,126	1,638,048
Marathon Oil Corp.	1,449,261	50,115,445
Marathon Petroleum Corp. (d)	720,775	51,218,271
Mastercard, Inc., Class A	98,968	56,857,116
Mattel, Inc.	317,518	14,386,741
McDonald’s Corp.	311,342	30,822,858
McKesson Corp.	170,033	19,468,779
Mead Johnson Nutrition Co.	282,048	22,346,663
Medtronic, Inc.	283,852	14,609,862
MetLife, Inc.	237,596	10,872,393
Mettler-Toledo International, Inc. (b)	35,262	7,094,714
Microsoft Corp.	1,549,226	53,494,774
Mondelez International, Inc., Class A	799,242	22,802,374
Monsanto Co.	186,897	18,465,424
Morgan Stanley	304,643	7,442,428
Motorola Solutions, Inc.	33,052	1,908,092
Murphy Oil Corp.	26,967	1,642,021
National Oilwell Varco, Inc.	530,390	36,543,871
Newmont Mining Corp.	473,439	14,179,498
NextEra Energy, Inc.	383,918	31,281,639
Northern Trust Corp.	136,755	7,918,115
Northrop Grumman Corp.	24,994	2,069,503
Occidental Petroleum Corp.	351,632	31,376,123
Onyx Pharmaceuticals, Inc. (b)	69,823	8,403,819
Oracle Corp.	1,899,599	58,355,681
PACCAR, Inc.	190,585	10,226,791
Parker Hannifin Corp.	17,853	1,703,176
PepsiCo, Inc.	469,079	38,365,971

See Notes to Consolidated Financial Statements.

8	BLACKROCK VARIABLE SERIES FUNDS, INC.	JUNE 30, 2013

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
United States (continued)
PerkinElmer, Inc.	232,734	$7,563,855
Perrigo Co.	77,474	9,374,354
Pfizer, Inc.	2,588,864	72,514,081
Philip Morris International, Inc.	21,150	1,832,013
Phillips 66	352,110	20,742,800
Platinum Underwriters Holdings Ltd.	62,348	3,567,553
PPG Industries, Inc.	17,065	2,498,487
PPL Corp.	395,163	11,957,632
Praxair, Inc.	55,470	6,387,925
Precision Castparts Corp.	95,493	21,582,373
The Procter & Gamble Co. (d)	1,045,580	80,499,204
The Progressive Corp.	449,854	11,435,289
Prudential Financial, Inc.	130,719	9,546,409
PulteGroup, Inc. (b)	545,377	10,345,802
QEP Resources, Inc.	460,259	12,785,995
QUALCOMM, Inc.	831,821	50,807,627
Raytheon Co.	31,111	2,057,059
Red Hat, Inc. (b)	111,016	5,308,785
Reinsurance Group of America, Inc.	19,740	1,364,231
RenaissanceRe Holdings Ltd.	78,617	6,823,169
Rockwell Automation, Inc.	272,170	22,628,214
Ross Stores, Inc.	20,835	1,350,316
Schlumberger Ltd.	575,198	41,218,689
Sealed Air Corp.	261,341	6,259,117
Sempra Energy	86,724	7,090,554
Simon Property Group, Inc.	89,668	14,160,371
SM Energy Co.	205,508	12,326,370
Southern Copper Corp.	177,073	4,890,756
Sprint Nextel Corp. (b)	1,128,936	7,925,131
The St. Joe Co. (b)	1,900,969	40,015,397
State Street Corp.	346,501	22,595,330
Stryker Corp.	25,967	1,679,546
Symantec Corp. (b)	64,827	1,456,663
Tenet Healthcare Corp. (b)	208,302	9,602,722
Thermo Fisher Scientific, Inc.	182,351	15,432,365
TIBCO Software, Inc. (b)	573,535	12,273,649
Tiffany & Co.	149,811	10,912,233
Time Warner Cable, Inc.	99,181	11,155,879
Torchmark Corp.	27,691	1,803,792
The Travelers Cos., Inc.	266,795	21,322,256
TRW Automotive Holdings Corp. (b)	93,700	6,225,428
Twitter, Inc.	636,780	11,653,074
U.S. Bancorp	643,528	23,263,537
Union Pacific Corp.	245,324	37,848,587
United Continental Holdings, Inc. (b)	469,985	14,705,831
United Parcel Service, Inc., Class B	187,400	16,206,352
United Technologies Corp.	472,639	43,927,069
UnitedHealth Group, Inc.	332,959	21,802,155
Universal Health Services, Inc., Class B	475,512	31,840,284
Unum Group	65,333	1,918,830
Valero Energy Corp.	58,472	2,033,071
Verizon Communications, Inc. (c)	815,714	41,063,043
Visa, Inc., Class A	386,644	70,659,191
VMware, Inc., Class A (a)(b)	174,394	11,682,654
Wal-Mart Stores, Inc.	525,020	39,108,740
Waters Corp. (b)	127,353	12,741,668
WellPoint, Inc.	123,564	10,112,478
Wells Fargo & Co.	1,664,033	68,674,642
Western Digital Corp.	40,009	2,484,159
WhiteWave Foods Co., Class A (b)	31,113	505,586
Whiting Petroleum Corp. (b)	281,983	12,996,596
Williams-Sonoma, Inc. (d)	120,503	6,734,913
Wyndham Worldwide Corp.	26,437	1,512,990

Common Stocks	Shares	Value
United States (concluded)
XL Group PLC	645,176	$19,561,736

		3,557,985,968
Total Common Stocks — 57.7%		6,497,822,256

Corporate Bonds	Par (000)
Argentina — 0.0%
Empresa Distribuidora Y Comercializadora Norte, 9.75%, 10/25/22 (e)	USD	1,027	500,663
Australia — 0.1%
FMG Resources August 2006 Pty Ltd., 6.00%, 4/01/17 (e)		4,019	3,908,477
TFS Corp. Ltd., 11.00%, 7/15/18 (e)		11,340	10,666,270

			14,574,747
Brazil — 0.4%
Banco Bradesco SA/Cayman Islands, 4.50%, 1/12/17 (e)		7,440	7,737,600
Hypermarcas SA, 6.50%, 4/20/21 (e)		3,840	3,859,200
Odebrecht Drilling Norbe VIII/IX Ltd., 6.35%, 6/30/21 (e)		4,275	4,317,750
Odebrecht Finance Ltd., 5.13%, 6/26/22 (e)		3,097	3,035,060
OGX Petroleo e Gas Participacoes SA, 8.50%, 6/01/18 (e)		14,893	4,691,295
Petrobras Global Finance BV:
2.00%, 5/20/16		3,813	3,733,827
2.41%, 1/15/19 (f)		18,374	18,006,520

			45,381,252
Canada — 0.0%
Viterra, Inc., 5.95%, 8/01/20 (e)		2,866	3,030,299
Chile — 0.2%
Banco Del Estado De Chile/New York, 2.03%, 4/25/15		7,750	7,908,441
Banco Santander Chile, 2.15%, 6/07/18 (e)(f)		11,035	11,021,870
Inversiones Alsacia SA, 8.00%, 8/18/18 (e)		6,877	5,811,266

			24,741,577
China — 0.0%
Celestial Nutrifoods Ltd., 0.00%, 6/12/11 (b)(g)(h)	SGD	11,400	89,941
China Milk Products Group Ltd., 0.00%, 1/05/12 (b)(g)	USD	4,800	480,000
China Petroleum & Chemical Corp., Series SINO, 0.79%, 4/24/14 (h)(i)	HKD	20,440	3,145,305

			3,715,246
Colombia — 0.0%
Colombia Telecomunicaciones SA ESP, 5.38%, 9/27/22 (e)	USD	3,261	3,081,645
France — 0.0%
Numericable Finance & Co. SCA, 12.38%, 2/15/19 (e)	EUR	1,035	1,569,488
Germany — 0.0%
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.50%, 1/15/23 (e)	USD	2,964	2,800,980
Hong Kong — 0.2%
FU JI Food and Catering Services Holdings Ltd., 0.00%, 10/18/10 (b)(g)(h)	CNY	13,100	21,344
Hutchison Whampoa International 11 Ltd., 3.50%, 1/13/17 (e)	USD	6,439	6,634,713
Sun Hung Kai Properties Capital Market Ltd., 4.50%, 2/14/22		4,661	4,592,106

See Notes to Consolidated Financial Statements.

BLACKROCK VARIABLE SERIES FUNDS, INC.	JUNE 30, 2013	9

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Hong Kong (concluded)
Wharf Finance 2014 Ltd., 2.30%, 6/07/14 (h)	HKD	46,000	$6,042,057

			17,290,220
India — 0.2%
ICICI Bank Ltd./Dubai, 4.70%, 2/21/18 (e)	USD	3,247	3,258,540
REI Agro Ltd.:
5.50%, 11/13/14 (h)		2,550	1,842,375
5.50%, 11/13/14 (e)(h)		6,845	5,013,963
Suzlon Energy Ltd.:
0.00%, 10/11/12 (b)(g)(i)		5,772	3,939,390
44.62%, 7/25/14 (h)(i)		7,667	4,983,550

			19,037,818
Indonesia — 0.0%
Bumi Investment Property Ltd.:
10.75%, 10/06/17		550	396,000
10.75%, 10/06/17 (e)		4,406	3,172,320

			3,568,320
Ireland — 0.1%
Nara Cable Funding Ltd.:
8.88%, 12/01/18 (e)	EUR	5,720	7,761,825
8.88%, 12/01/18 (e)	USD	1,338	1,391,520
8.88%, 12/01/18 (e)		2,565	2,629,125
Ono Finance II PLC, 10.88%, 7/15/19 (e)		1,039	1,080,560

			12,863,030
Italy — 0.1%
Intesa Sanpaolo SpA, 3.13%, 1/15/16		9,725	9,562,184
Luxembourg — 0.2%
Capsugel FinanceCo SCA, 9.88%, 8/01/19 (e)	EUR	1,678	2,415,677
Intelsat Jackson Holdings SA, 7.50%, 4/01/21	USD	8,048	8,450,400
Matterhorn Mobile SA, 6.75%, 5/15/19 (e)	CHF	1,000	1,079,879
Sberbank of Russia Via SB Capital SA, 5.13%, 10/29/22 (e)	USD	6,536	6,127,500
TNK-BP Finance SA:
7.50%, 7/18/16		1,015	1,125,381
7.50%, 7/18/16 (e)		2,486	2,756,353
6.63%, 3/20/17 (e)		2,848	3,090,080

			25,045,270
Mexico — 0.1%
Banco Santander Mexico SA, 4.13%, 11/09/22 (e)		5,227	4,900,313
Netherlands — 0.5%
Bio City Development Co. BV, 8.00%, 7/06/18 (h)		23,800	23,770,250
Cooperatieve Centrale Raiffeisen- Boerenleenbank BA:
3.38%, 1/19/17		9,469	9,944,618
3.95%, 11/09/22		3,468	3,316,351
Volkswagen International Finance NV, 5.50%, 11/09/15 (e)(h)	EUR	13,900	18,513,492
Ziggo BV, 3.63%, 3/27/20		2,572	3,271,126

			58,815,837
Singapore — 0.5%
CapitaLand Ltd.:
2.10%, 11/15/16 (h)	SGD	13,500	10,597,633
3.13%, 3/05/18 (h)		10,500	8,843,195
2.95%, 6/20/22 (h)		27,000	20,928,994
Olam International Ltd., 6.00%, 10/15/16 (h)	USD	9,900	9,348,075

			49,717,897
South Korea — 0.1%
Export-Import Bank of Korea, 1.25%, 11/20/15		4,314	4,264,678

Corporate Bonds	Par (000)		Value
South Korea (concluded)
Zeus Cayman, 12.66%, 8/19/13 (h)(i)	JPY	781,000	$7,677,707
Zeus Cayman II, 0.00%, 8/18/16 (h)(i)		222,000	2,966,939

			14,909,324
Sweden — 0.1%
Nordea Bank AB, 3.13%, 3/20/17 (e)	USD	6,312	6,495,553
Switzerland — 0.0%
UBS AG, 5.88%, 12/20/17		3,104	3,570,382
United Arab Emirates — 0.5%
Dana Gas Sukuk Ltd.:
7.00%, 10/31/17		20,892	19,429,374
9.00%, 10/31/17		21,335	21,121,808
Pyrus Ltd.:
7.50%, 12/20/15 (e)(h)		7,200	9,057,600
7.50%, 12/20/15 (h)		1,700	2,138,600

			51,747,382
United Kingdom — 0.5%
BAT International Finance PLC, 2.13%, 6/07/17 (e)		6,350	6,368,859
British Telecommunications PLC, 1.40%, 12/20/13 (f)		2,472	2,484,251
Delta Topco Ltd., 10.00%, 11/24/60		12,379	12,571,822
Essar Energy PLC, 4.25%, 2/01/16		7,700	6,314,000
Lloyds TSB Bank PLC, 13.00% (f)(j)	GBP	11,674	25,656,951
Vodafone Group PLC, 2.88%, 3/16/16	USD	700	725,500

			54,121,383
United States — 2.4%
Ally Financial, Inc., 4.50%, 2/11/14		4,460	4,497,910
Anheuser-Busch InBev Worldwide, Inc., 1.38%, 7/15/17		4,607	4,534,214
Apple, Inc., 1.00%, 5/03/18		14,920	14,327,646
Bank of America Corp.:
2.00%, 1/11/18		9,021	8,737,867
1.34%, 3/22/18 (f)		4,827	4,776,659
Brookdale Senior Living, Inc., 2.75%, 6/15/18 (h)		1,330	1,566,075
Building Materials Corp. of America, 6.88%, 8/15/18 (e)		2,035	2,146,925
Cablevision Systems Corp., 5.88%, 9/15/22		3,890	3,763,575
CIT Group, Inc., 4.75%, 2/15/15 (e)		7,133	7,248,911
Cobalt International Energy, Inc., 2.63%, 12/01/19 (h)		13,200	14,000,250
CONSOL Energy, Inc., 8.00%, 4/01/17		9,989	10,513,423
Cricket Communications, Inc., 7.75%, 10/15/20		4,632	4,446,720
Crown Cork & Seal Co., Inc., 7.50%, 12/15/96		375	354,375
Cubist Pharmaceuticals, Inc., 2.50%, 11/01/17 (h)		3,922	6,870,854
Daimler Finance North America LLC:
0.88%, 1/09/15 (e)(f)		9,513	9,543,128
1.30%, 7/31/15 (e)		1,808	1,811,979
DaVita HealthCare Partners, Inc., 6.38%, 11/01/18		1,781	1,858,919
Ford Motor Credit Co. LLC:
1.53%, 5/09/16 (f)		548	551,831
2.38%, 1/16/18		6,610	6,364,419
Forest City Enterprises, Inc., 4.25%, 8/15/18 (h)		6,624	7,414,740
General Electric Capital Corp.:
Series B, 6.25% (f)(j)		9,500	10,093,750
5.55%, 5/04/20		6,598	7,452,962
Gilead Sciences, Inc., Series D, 1.63%, 5/01/16 (h)		11,423	25,851,677
Hologic, Inc., 2.00%, 12/15/37 (h)(k)		11,866	13,223,174

See Notes to Consolidated Financial Statements.

10	BLACKROCK VARIABLE SERIES FUNDS, INC.	JUNE 30, 2013

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
United States (concluded)
HSBC USA, Inc., 1.63%, 1/16/18	USD	6,570	$6,409,777
Hughes Satellite Systems Corp., 7.63%, 6/15/21		1,792	1,904,000
Hyundai Capital America:
1.63%, 10/02/15 (e)		2,436	2,428,115
2.13%, 10/02/17 (e)		3,893	3,763,678
JPMorgan Chase & Co., Series Q, 5.15% (f)(j)		12,170	11,591,925
Morgan Stanley, 7.30%, 5/13/19		3,953	4,591,860
Mylan, Inc., 3.75%, 9/15/15 (h)		7,858	18,623,460
Phibro Animal Health Corp., 9.25%, 7/01/18 (e)		694	746,050
Reliance Holdings USA, Inc.:
4.50%, 10/19/20 (e)		3,746	3,684,464
5.40%, 2/14/22 (e)		1,995	2,026,699
Sabine Pass Liquefaction LLC, 5.63%, 4/15/23 (e)		4,617	4,363,065
Salesforce.com, Inc., 0.25%, 4/01/18 (e)(h)		13,194	12,559,039
SunGard Data Systems, Inc., 7.38%, 11/15/18		5,578	5,884,790
Take-Two Interactive Software, Inc.:
4.38%, 6/01/14 (h)		2,415	3,415,716
1.75%, 12/01/16 (h)		9,408	10,331,160
Texas Industries, Inc., 9.25%, 8/15/20		4,017	4,328,317

			268,604,098
Total Corporate Bonds — 6.2%			699,644,908

Floating Rate Loan Interests (f)
Canada — 0.0%
Essar Steel Algoma, Inc., Term Loan, 8.75%, 4/22/13		3,690	3,742,736
Chile — 0.0%
GNL Quintero SA, Tranche B Facility, 1.28%, 4/22/13		7,481	6,613,298
France — 0.1%
Constellium Holdco BV (Constellium France SAS):
Term Loan B, 6.00%, 3/25/20		3,178	3,229,273
Term Loan B, 6.00%, 3/25/20	EUR	3,178	4,178,033

			7,407,306
United Kingdom — 0.2%
Delta Debtco Ltd., Term Loan, 9.25%, 7/01/13	USD	19,179	20,113,976
United States — 0.4%
Cricket Communications, Inc., Term Loan C, 4.75%, 5/13/13		7,930	7,853,158
Obsidian Natural Gas Trust, Term Loan, 7.00%, 4/02/13		8,154	8,194,793
Univision Communications, Inc., 2013 New First-Lien Term Loan, 4.50%, 3/01/20		12,638	12,496,144
Valeant Pharmaceuticals International, Inc., Term Loan B, 6/21/20		8,745	8,613,825

Floating Rate Loan Interests	Par (000)		Value
United States (concluded)
Vodafone Americas Finance 2, Inc., New Series A Loan, 6.25%, 7/11/13 (l)	USD	7,114	$7,291,402

			44,449,322
Total Floating Rate Loan Interests — 0.7%			82,326,638

Foreign Government Obligations
Australia — 1.4%
Commonwealth of Australia:
5.50%, 12/15/13	AUD	28,290	26,219,399
5.50%, 4/21/23		65,466	68,319,485
Queensland Treasury Corp.:
6.00%, 9/14/17		46,360	46,736,655
6.00%, 6/14/21		19,934	20,402,632

			161,678,171
Brazil — 1.0%
Brazil Notas do Tesouro Nacional:
Series B, 6.00%, 8/15/22	BRL	82,551	92,527,708
Series B, 6.00%, 8/15/24		15,524	17,468,530

			109,996,238
Canada — 0.4%
Canadian Government Bond:
4.00%, 6/01/16	CAD	11,606	11,848,670
1.50%, 3/01/17		18,869	17,883,836
3.50%, 6/01/20		14,061	14,535,226

			44,267,732
Germany — 1.8%
Bundesrepublik Deutschland:
4.25%, 7/04/17	EUR	74,599	111,404,255
3.50%, 7/04/19		58,604	87,620,707

			199,024,962
Hong Kong — 0.4%
Hong Kong Government Bond:
1.67%, 3/24/14	HKD	37,850	4,932,873
3.51%, 12/08/14		97,750	13,191,955
1.69%, 12/22/14		49,550	6,521,022
0.27%, 12/18/17		49,300	6,145,813
0.53%, 3/19/18		98,800	12,406,046
3.56%, 6/25/18		29,600	4,257,163

			47,454,872
Malaysia — 0.3%
Federation of Malaysia:
3.46%, 7/31/13	MYR	38,171	12,084,737
5.09%, 4/30/14		63,226	20,348,046

			32,432,783
Netherlands — 0.1%
Kingdom of the Netherlands, 1.00%, 2/24/17 (e)	USD	12,526	12,479,654
Russia — 0.0%
Vnesheconombank Via VEB Finance PLC, 6.03%, 7/05/22 (e)		3,200	3,296,000

See Notes to Consolidated Financial Statements.

BLACKROCK VARIABLE SERIES FUNDS, INC.	JUNE 30, 2013	11

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund
(Percentages shown are based on Net Assets)

Foreign Government Obligations	Par (000)		Value
Turkey — 0.0%
Republic of Turkey, 6.75%, 4/03/18	USD	2,827	$3,173,307
United Kingdom — 1.2%
United Kingdom Gilt, 4.75%, 3/07/20	GBP	72,541	130,689,140
Total Foreign Government Obligations — 6.6%			744,492,859

Investment Companies		Shares
ETFS Gold Trust (b)		256,340	31,117,112
ETFS Palladium Trust (b)		89,760	5,802,984
ETFS Platinum Trust (b)		76,722	10,058,254
iShares Gold Trust (b)(m)		2,310,427	27,702,020
Market Vectors Gold Miners ETF		1,030,542	25,155,530
SPDR Gold Trust (b)		615,158	73,296,076
Total Investment Companies — 1.6%			173,131,976

Non-Agency Mortgage-Backed Securities	Par (000)
Commercial Mortgage-Backed Securities — 0.1%
Banc of America Large Loan Trust, Series 2010-HLTN, Class HLTN, 2.49%, 11/15/15 (e)(f)	USD	13,023	13,032,777

Preferred Securities
Capital Trusts
Germany — 0.0%
Deutsche Bank Capital Funding Trust VII, 5.63% (e)(f)(j)		1,464	1,420,080
Switzerland — 0.0%
Credit Suisse Group Guernsey I Ltd., 7.88%, 2/24/41 (f)		6,357	6,643,065
United States — 0.2%
Citigroup, Inc., 5.95% (f)(j)		4,748	4,724,735
USB Capital IX, 3.50% (f)(j)		8,983	7,815,210
NBCUniversal Enterprise, Inc., 5.25% (e)(j)		6,000	6,000,000

			18,539,945
Total Capital Trusts — 0.2%			26,603,090

Preferred Stocks		Shares
United Kingdom — 0.2%
HSBC Holdings PLC, Series 2, 8.00%		269,500	7,303,450
Royal Bank of Scotland Group PLC:
Series M, 6.40%		168,525	3,577,786
Series Q, 6.75%		91,325	2,037,461
Series T, 7.25%		250,583	6,003,969

			18,922,666
United States — 0.7%
Cliffs Natural Resources, Inc., 7.00% (b)(h)		247,190	4,385,151
Fannie Mae, Series S, 8.25% (f)		790,114	3,595,019
General Motors Co., Series B, 4.75% (h)		243,123	11,708,804
Health Care REIT, Inc., Series I, 6.50% (h)		132,093	8,201,654
NextEra Energy, Inc., 5.60%		163,146	9,201,434
PPL Corp.:
8.75% (h)		128,534	6,943,407
9.50% (h)		144,700	7,583,727

Preferred Securities		Shares	Value
United States (concluded)
Twitter, Inc.:
Class A Junior (b)		7,291	$133,425
Series D (b)		650,839	11,910,354
United Technologies Corp., 7.50% (h)		89,362	5,304,528
US Bancorp:
Series F, 6.50% (f)		241,374	6,782,609
Series G, 6.00% (f)		125,469	3,439,105
Wells Fargo & Co., Series L, 7.50% (h)		4,440	5,301,360
Total Preferred Stocks — 0.9%			103,413,243

Trust Preferreds
United States — 0.4%
Citigroup Capital XIII, 7.88%, 10/30/40 (f)		438,422	12,210,053
Continental Airlines Finance Trust II, 6.00%, 11/15/30 (h)		21,250	935,663
GMAC Capital Trust I, Series 2, 8.13%, 2/15/40 (f)		580,751	15,128,564
Omnicare Capital Trust II, Series B, 4.00%, 6/15/33		87,281	5,143,469
RBS Capital Funding Trust VII, Series G, 6.08% (j)		223,721	4,760,783
Total Trust Preferreds — 0.4%			38,178,532
Total Preferred Securities — 1.5%			168,194,865

U.S. Treasury Obligations	Par (000)
U.S. Treasury Notes:
2.25%, 3/31/16	USD	84,429	88,235,099
0.63%, 9/30/17		51,894	50,738,626
1.00%, 5/31/18-9/30/19		137,792	134,387,166
1.38%, 9/30/18		54,623	54,383,527
1.25%, 10/31/19		13,107	12,713,059
3.50%, 5/15/20		169,391	187,402,449
2.63%, 8/15/20		89,024	93,030,185
2.00%, 11/15/21		15,998	15,721,975
1.75%, 5/15/22-5/15/23		52,146	49,164,180
1.63%, 11/15/22		26,667	24,893,884
Total U.S. Treasury Obligations — 6.3%			710,670,150

Warrants (n)		Shares
Australia — 0.0%
TFS Corp. Ltd. (Issued/exercisable 8/01/11, 1 Share for 1 warrant, Expires 9/03/13, Strike Price AUD 1.28)		4,195,800	606,478
Canada — 0.0%
Kinross Gold Corp. (Issued/exercisable 10/29/18, 1 Share for 1 warrant, Expires 9/03/13, Strike Price CAD 32.00) (a)(b)		37,568	179
Total Warrants — 0.0%			606,657
Total Long-Term Investments (Cost — $8,090,577,927) — 80.7%			9,089,923,086

See Notes to Consolidated Financial Statements.

12	BLACKROCK VARIABLE SERIES FUNDS, INC.	JUNE 30, 2013

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund
(Percentages shown are based on Net Assets)

Short-Term Securities
Foreign Agency Obligations (o)	Par (000)		Value
Japan Treasury Discount Bill:
0.09%, 9/17/13	JPY	2,240,000	$22,580,840
0.10%, 9/10/13		3,290,000	33,166,239
0.11%, 11/11/13		2,640,000	26,610,284
Mexico Cetes:
3.60%, 8/22/13	MXN	131,939	10,126,478
3.77%, 9/05/13		171,521	13,140,595
3.77%, 9/19/13		356,237	27,250,345
3.80%, 10/03/13		448,724	34,273,538
Republic of Turkey:
5.38%, 7/17/13	TRY	13,199	6,822,769
6.30%, 9/11/13		10,551	5,402,799
Total Foreign Agency Obligations — 1.6%			179,373,887

Money Market Funds	Beneficial Interest (000)
BlackRock Liquidity Series LLC, Money Market Series, 0.21% (m)(p)(q)	USD	83,019	83,018,805
Total Money Market Funds — 0.7%			83,018,805

Time Deposits	Par (000)
Australia — 0.0%
Brown Brothers Harriman & Co., 1.62%, 7/01/13	AUD	1,111	1,015,831
Canada — 0.0%
Wells Fargo & Co., 0.27%, 7/01/13	CAD	44	41,890
Europe — 0.0%
Brown Brothers Harriman & Co., 0.00%, 7/01/13	EUR	595	774,387
Hong Kong — 0.0%
Brown Brothers Harriman & Co., 0.01%, 7/01/13	HKD	1,218	157,033
Japan — 0.0%
Citigroup, Inc., 0.01%, 7/01/13	JPY	114,132	1,150,755
Singapore — 0.0%
Brown Brothers Harriman & Co., 0.01%, 7/01/13	SGD	59	46,302
Switzerland — 0.0%
Brown Brothers Harriman & Co., 0.00%, 7/01/13	CHF	117	124,362
United Kingdom — 0.1%
Brown Brothers Harriman & Co., 0.07%, 7/01/13	GBP	335	510,202
Citigroup, Inc., 0.07%, 7/01/13		801	1,217,535

			1,727,737
Total Time Deposits — 0.1%			5,038,297

U.S. Treasury Obligations	Par (000)		Value
U.S. Treasury Bills (o):
0.01%, 7/05/13	USD	208,625	$208,624,152
0.02%, 7/11/13		331,810	331,807,846
0.02%, 7/18/13		120,500	120,499,062
0.02%, 7/25/13		25,650	25,649,650
0.02%, 8/01/13		289,400	289,392,955
0.02%, 8/08/13		47,250	47,248,482
0.02%, 8/15/13		273,650	273,635,241
0.03%, 8/22/13		222,150	222,140,364
0.02%, 9/05/13		53,700	53,698,013
0.02%, 9/12/13		80,830	80,826,686
0.03%, 9/19/13		290,980	290,957,303
Total U.S. Treasury Obligations — 17.3%			1,944,479,754
Total Short-Term Securities (Cost — $2,218,902,388) — 19.7%			2,211,910,743

Options Purchased
(Cost — $75,015,030) — 0.9%			103,244,329
Total Investments Before Investments Sold Short and Options Written (Cost — $10,384,495,345) — 101.3%			11,405,078,158

Investments Sold Short		Shares
Japan — (0.1)%
Fast Retailing Co. Ltd.		27,400	(9,247,626)
Total Investments Sold Short (Proceeds — $7,495,030) — (0.1)%			(9,247,626)

Options Written
(Premiums Received — $21,073,085) — (0.2)%			(19,727,245)
Total Investments Net of Investments Sold Short and Options Written — 101.0%			11,376,103,287
Liabilities in Excess of Other Assets — (1.0)%			(113,610,051)

Net Assets — 100.0%			$11,262,493,236

Notes to Consolidated Schedule of Investments

(a)	Security, or a portion of security, is on loan.

(b)	Non-income producing security.

(c)	All or a portion of security has been pledged as collateral in connection with swaps.

(d)	All or a portion of security has been pledged/segregated as collateral in connection with outstanding options written.

See Notes to Consolidated Financial Statements.

BLACKROCK VARIABLE SERIES FUNDS, INC.	JUNE 30, 2013	13

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund

(e)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	Variable rate security. Rate shown is as of report date.

(g)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.

(h)	Convertible security.

(i)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(j)	Security is perpetual in nature and has no stated maturity date.

(k)	Represents a step-down bond that pays an initial coupon rate for the first period and then a lower coupon rate for the following periods. Rate shown is as of report date.

(l)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.

(m)	Investments in issuers considered to be an affiliate of the Fund during the six months ended June 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at December 31, 2012	Shares/Beneficial Interest Purchased		Shares/Beneficial Interest Sold	Shares/Beneficial Interest Held at June 30, 2013	Value at June 30, 2013	Income
BlackRock Liquidity Series LLC, Money
Market Series	$72,374,364	$10,644,441	[1]	—	$83,018,805	$83,018,805	$215,666
iShares Gold Trust	2,310,427	—		—	2,310,427	$27,702,020	—

[1]	Represents net beneficial interest purchased.

(n)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any.

(o)	Rates shown are discount rates or a range of discount rates at the time of purchase.

(p)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

(q)	Represents the current yield as of report date.

•	Financial futures contracts as of June 30, 2013 were as follows:

Contracts Purchased/ (Sold)	Issue	Exchange	Expiration		Notional Value	Unrealized Appreciation (Depreciation)
73	Nikkei 225 Index	Chicago Mercantile	September 2013	USD	5,041,843	$42,430
44	S&P 500 E-Mini Index	Chicago Mercantile	September 2013	USD	3,518,350	(22,942)
1,062	TOPIX Index	Tokyo	September 2013	USD	121,105,263	3,857,970
(6)	DAX Index	Eurex	September 2013	USD	(1,555,431)	(2,683)
(2,156)	Mini MSCI Emerging Markets Index	New York	September 2013	USD	(100,652,860)	(2,515,607)
Total						$1,359,168

•	Foreign currency exchange contracts as of June 30, 2013 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	2,075,693	USD	2,701,203	Goldman Sachs Bank USA	7/01/13	$607
USD	1,258,246	AUD	1,377,211	Deutsche Bank AG	7/01/13	(2,383)
USD	248,717	AUD	268,301	Goldman Sachs Bank USA	7/01/13	3,342
USD	253,348	EUR	194,538	Brown Brothers Harriman & Co.	7/01/13	129
USD	1,731,723	GBP	1,135,929	Brown Brothers Harriman & Co.	7/01/13	4,279
USD	23,455	JPY	2,295,559	Brown Brothers Harriman & Co.	7/01/13	310
USD	31,422	JPY	3,075,292	Brown Brothers Harriman & Co.	7/01/13	415
USD	40,872	JPY	4,000,108	Brown Brothers Harriman & Co.	7/01/13	540
USD	54,415	JPY	5,325,566	Brown Brothers Harriman & Co.	7/01/13	719
USD	106,477	JPY	10,420,893	Brown Brothers Harriman & Co.	7/01/13	1,406
USD	225,347	JPY	22,054,703	Brown Brothers Harriman & Co.	7/01/13	2,976
USD	526,412	JPY	51,825,243	Brown Brothers Harriman & Co.	7/01/13	3,875
USD	353,701	JPY	34,813,397	Citibank N.A.	7/01/13	2,689
USD	46,277	SGD	58,688	Brown Brothers Harriman & Co.	7/01/13	4
EUR	649,254	USD	845,367	Morgan Stanley Capital Services LLC	7/02/13	(271)
USD	20,890	JPY	2,063,468	Brown Brothers Harriman & Co.	7/02/13	84
USD	25,950	JPY	2,563,384	Brown Brothers Harriman & Co.	7/02/13	105

See Notes to Consolidated Financial Statements.

14	BLACKROCK VARIABLE SERIES FUNDS, INC.	JUNE 30, 2013

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund

•	Foreign currency exchange contracts as of June 30, 2013 were as follows: (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	28,662	JPY	2,831,274	Brown Brothers Harriman & Co.	7/02/13	$116
USD	46,207	JPY	4,564,350	Brown Brothers Harriman & Co.	7/02/13	186
USD	71,576	JPY	7,070,274	Brown Brothers Harriman & Co.	7/02/13	289
USD	83,848	JPY	8,282,488	Brown Brothers Harriman & Co.	7/02/13	338
USD	86,023	JPY	8,497,350	Brown Brothers Harriman & Co.	7/02/13	347
USD	96,553	JPY	9,537,525	Brown Brothers Harriman & Co.	7/02/13	389
USD	105,081	JPY	10,379,935	Brown Brothers Harriman & Co.	7/02/13	424
USD	114,865	JPY	11,346,413	Brown Brothers Harriman & Co.	7/02/13	463
USD	125,584	JPY	12,405,161	Brown Brothers Harriman & Co.	7/02/13	506
USD	136,081	JPY	13,442,079	Brown Brothers Harriman & Co.	7/02/13	549
USD	136,273	JPY	13,461,086	Brown Brothers Harriman & Co.	7/02/13	550
USD	190,601	JPY	18,827,525	Brown Brothers Harriman & Co.	7/02/13	769
USD	196,515	JPY	19,411,742	Brown Brothers Harriman & Co.	7/02/13	793
USD	216,567	JPY	21,392,496	Brown Brothers Harriman & Co.	7/02/13	873
USD	271,290	JPY	26,798,064	Brown Brothers Harriman & Co.	7/02/13	1,094
USD	735,786	JPY	73,006,929	Morgan Stanley Capital Services LLC	7/02/13	(319)
JPY	1,085,620,000	USD	11,099,671	Barclays Bank PLC	7/03/13	(153,714)
USD	156,975	HKD	1,217,893	Brown Brothers Harriman & Co.	7/03/13	(44)
EUR	19,960,000	JPY	2,636,893,644	Morgan Stanley Capital Services LLC	7/11/13	(606,103)
USD	25,188,568	JPY	2,582,520,904	Bank of America N.A.	7/11/13	(851,456)
USD	32,550,680	JPY	3,331,887,600	Deutsche Bank AG	7/11/13	(1,045,343)
USD	35,512,588	JPY	3,635,700,617	JPMorgan Chase Bank N.A.	7/11/13	(1,146,837)
USD	17,533,000	JPY	1,796,764,307	UBS AG	7/11/13	(584,098)
USD	24,957,308	JPY	2,581,084,820	Goldman Sachs Bank USA	7/12/13	(1,068,335)
USD	25,074,959	JPY	2,581,968,564	Morgan Stanley Capital Services LLC	7/12/13	(959,595)
USD	35,611,262	JPY	3,667,960,000	UBS AG	7/12/13	(1,373,581)
USD	25,163,095	JPY	2,574,687,871	BNP Paribas S.A.	7/17/13	(798,544)
USD	25,357,140	JPY	2,588,964,000	Credit Suisse International	7/17/13	(748,451)
USD	23,928,913	JPY	2,448,885,000	Morgan Stanley Capital Services LLC	7/17/13	(764,203)
USD	7,301,250	TRY	13,199,200	Barclays Bank PLC	7/17/13	478,289
USD	29,404,000	JPY	2,998,561,112	UBS AG	7/18/13	(831,843)
EUR	20,625,000	JPY	2,696,533,125	Goldman Sachs Bank USA	7/19/13	(341,759)
USD	43,917,361	GBP	29,050,485	Deutsche Bank AG	7/19/13	(260,661)
USD	12,436,838	GBP	8,227,000	Goldman Sachs Bank USA	7/19/13	(74,230)
USD	24,939,338	JPY	2,498,173,500	Credit Suisse International	7/25/13	(251,547)
EUR	20,625,000	JPY	2,677,259,062	Barclays Bank PLC	7/26/13	(147,350)
EUR	19,960,000	JPY	2,588,921,780	BNP Paribas S.A.	7/26/13	(122,271)
USD	25,486,282	JPY	2,525,180,795	Goldman Sachs Bank USA	7/26/13	22,965
EUR	2,548,100	USD	3,328,766	Brown Brothers Harriman & Co.	7/29/13	(11,623)
USD	25,391,819	AUD	27,052,000	Credit Suisse International	8/01/13	715,277
USD	8,214,136	EUR	6,175,438	BNP Paribas S.A.	8/01/13	174,760
USD	27,644,683	JPY	2,661,547,140	JPMorgan Chase Bank N.A.	8/01/13	805,543
USD	28,845,223	JPY	2,794,438,647	Morgan Stanley Capital Services LLC	8/01/13	666,000
USD	30,972,884	AUD	32,949,000	BNP Paribas S.A.	8/02/13	919,485
USD	43,435,164	EUR	32,704,000	UBS AG	8/02/13	859,868
USD	20,118,059	JPY	1,933,747,824	UBS AG	8/02/13	617,978
USD	28,508,184	AUD	30,224,000	Credit Suisse International	8/08/13	953,093
USD	11,116,028	EUR	8,540,000	Goldman Sachs Bank USA	8/08/13	330,134
USD	22,691,448	AUD	24,061,000	BNP Paribas S.A.	8/09/13	756,834

See Notes to Consolidated Financial Statements.

BLACKROCK VARIABLE SERIES FUNDS, INC.	JUNE 30, 2013	15

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund

•	Foreign currency exchange contracts as of June 30, 2013 were as follows: (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	13,996,807	JPY	1,367,767,963	UBS AG	8/15/13	$203,227
USD	39,269,966	GBP	25,670,000	Deutsche Bank AG	8/16/13	240,338
USD	15,198,476	JPY	1,485,195,100	Barclays Bank PLC	8/16/13	220,600
USD	26,708,815	JPY	2,611,080,468	BNP Paribas S.A.	8/16/13	376,625
USD	39,446,133	JPY	3,855,070,545	Deutsche Bank AG	8/16/13	568,567
USD	18,442,149	GBP	11,778,100	JPMorgan Chase Bank N.A.	8/22/13	535,020
USD	28,590,000	JPY	2,787,639,360	Barclays Bank PLC	8/22/13	476,414
USD	31,691,197	JPY	3,015,560,000	Barclays Bank PLC	8/22/13	1,279,012
USD	25,458,576	JPY	2,421,428,800	JPMorgan Chase Bank N.A.	8/22/13	1,038,255
USD	10,460,059	MXN	131,939,000	Credit Suisse International	8/22/13	329,471
USD	28,470,212	AUD	31,080,000	BNP Paribas S.A.	8/23/13	167,577
USD	20,165,659	BRZ	44,152,710	Deutsche Bank AG	8/23/13	609,989
USD	27,860,832	AUD	30,447,000	Barclays Bank PLC	8/29/13	146,983
USD	27,995,155	EUR	21,342,000	Credit Suisse International	8/29/13	207,482
USD	27,614,033	AUD	29,943,000	Barclays Bank PLC	8/30/13	360,807
USD	22,371,408	EUR	17,048,000	Barclays Bank PLC	8/30/13	174,506
USD	3,134,017	MXN	39,581,700	Credit Suisse International	9/05/13	98,593
USD	10,446,725	MXN	131,939,000	Credit Suisse International	9/05/13	328,645
USD	34,302,992	JPY	3,290,000,000	Deutsche Bank AG	9/10/13	1,119,446
USD	5,675,632	TRY	10,551,000	UBS AG	9/11/13	270,199
USD	23,603,793	JPY	2,240,000,000	Credit Suisse International	9/17/13	1,009,791
CAD	17,477,204	USD	16,604,000	Credit Suisse International	9/19/13	(20,027)
USD	10,433,669	MXN	131,940,000	Credit Suisse International	9/19/13	327,537
USD	17,737,158	MXN	224,297,000	Credit Suisse International	9/19/13	556,811
USD	27,696,898	JPY	2,706,651,612	Bank of America N.A.	9/26/13	394,489
USD	26,520,451	JPY	2,590,743,069	Bank of America N.A.	10/03/13	385,464
USD	35,730,700	MXN	448,724,000	Deutsche Bank AG	10/03/13	1,401,108
USD	26,747,720	JPY	2,640,000,000	Credit Suisse International	11/12/13	105,554
Total						$8,097,314

•	Exchange-traded options purchased as of June 30, 2013 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Barrick Gold Corp.	Call	USD	80.00	1/18/14	32,487	$162,435
Goldcorp, Inc.	Call	USD	80.00	1/18/14	20,313	101,565
Newmont Mining Corp.	Call	USD	90.00	1/18/14	25,990	25,990
S&P 500 Index	Put	USD	1,570.00	7/20/13	250	316,250
S&P 500 Index	Put	USD	1,605.00	7/20/13	204	490,620
S&P 500 Index	Put	USD	1,620.00	7/20/13	203	638,435
Humana, Inc.	Put	USD	67.50	8/17/13	1,520	45,600
S&P 500 Index	Put	USD	1,610.00	8/17/13	203	824,180
Total						$2,605,075

See Notes to Consolidated Financial Statements.

16	BLACKROCK VARIABLE SERIES FUNDS, INC.	JUNE 30, 2013

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund

•	Over-the-counter options purchased as of June 30, 2013 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
TOPIX Index	Bank of America N.A.	Call	USD	1,013.21	8/09/13	35,975	$4,916,040
Merck & Co., Inc.	Goldman Sachs International	Call	USD	45.00	10/18/13	638,641	1,721,138
Nikkei 225 Index	Citibank N.A.	Call	USD	9,400.00	12/13/13	2,916	13,243,735
Nikkei 225 Index	JPMorgan Chase Bank N.A.	Call	USD	9,354.06	12/13/13	2,920	13,392,388
Nikkei 225 Index	JPMorgan Chase Bank N.A.	Call	USD	11,000.00	12/13/13	1,460	4,423,343
Nikkei 225 Index	JPMorgan Chase Bank N.A.	Call	USD	11,000.00	12/13/13	412	1,248,231
Nikkei 225 Index	JPMorgan Chase Bank N.A.	Call	USD	11,000.00	12/13/13	132	399,919
Activision Blizzard, Inc.	Goldman Sachs International	Call	USD	20.00	1/17/14	789,528	121,105
Aetna, Inc.	Goldman Sachs International	Call	USD	60.00	1/17/14	522,910	3,590,402
Agnico-Eagle Mines Ltd.	Deutsche Bank AG	Call	USD	85.00	1/17/14	590,560	49,303
Alcoa, Inc.	Goldman Sachs International	Call	USD	15.00	1/17/14	1,426,244	20,103
AngloGold Ashanti Ltd.	Deutsche Bank AG	Call	USD	65.00	1/17/14	700,319	735
Autozone, Inc.	Goldman Sachs International	Call	USD	550.00	1/17/14	59,851	68,187
Boeing Co.	Goldman Sachs International	Call	USD	110.00	1/17/14	470,449	1,761,354
Boston Scientific Corp.	Goldman Sachs International	Call	USD	10.00	1/17/14	1,438,979	923,600
Bristol-Myers Squibb Co.	Goldman Sachs International	Call	USD	50.00	1/17/14	583,853	598,757
Broadcom Corp.	Goldman Sachs International	Call	USD	55.00	1/17/14	764,059	18,246
Caterpillar, Inc.	Goldman Sachs International	Call	USD	135.00	1/17/14	827,731	34,304
Citigroup, Inc.	Goldman Sachs International	Call	USD	50.00	1/17/14	1,165,539	3,789,703
Coeur Dalene Mines Corp.	Deutsche Bank AG	Call	USD	40.00	1/17/14	280,191	13,111
Corning, Inc.	Goldman Sachs International	Call	USD	20.00	1/17/14	1,591,790	111,759
Eldorado Gold Corp.	Deutsche Bank AG	Call	USD	25.00	1/17/14	831,482	2,484
EMC Corp.	Goldman Sachs International	Call	USD	40.00	1/17/14	2,228,507	52,450
Endeavour Silver Corp.	Deutsche Bank AG	Call	USD	20.00	1/17/14	222,638	8
First Majestic Silver Corp.	Deutsche Bank AG	Call	USD	35.00	1/17/14	140,675	8,814
Freeport-McMoRan Copper & Gold, Inc.	Goldman Sachs International	Call	USD	64.00	1/17/14	1,719,134	28,551
General Electric Co.	Goldman Sachs International	Call	USD	35.00	1/17/14	3,183,581	74,811
Gold Fields Ltd.	Deutsche Bank AG	Call	USD	22.00	1/17/14	1,718,964	246
Halliburton Co.	Goldman Sachs International	Call	USD	55.00	1/17/14	1,209,761	445,996
Harmony Gold Mining Co. Ltd.	Deutsche Bank AG	Call	USD	15.00	1/17/14	438,425	2,988
Hewlett-Packard Co.	Goldman Sachs International	Call	USD	30.00	1/17/14	3,183,581	2,677,837
Humana, Inc.	Goldman Sachs International	Call	USD	105.00	1/17/14	254,686	256,753
IAMGOLD Corp.	Deutsche Bank AG	Call	USD	30.00	1/17/14	739,472	58
Intel Corp.	Goldman Sachs International	Call	USD	40.00	1/17/14	3,183,581	53,749
International Business Machines Co.	Goldman Sachs International	Call	USD	295.00	1/17/14	331,092	9,625
J.C. Penney Co., Inc.	Goldman Sachs International	Call	USD	55.00	1/17/14	891,403	14,708
Kinross Gold Corp.	Deutsche Bank AG	Call	USD	20.00	1/17/14	3,183,267	3,358
Marvell Technology Group Ltd.	Goldman Sachs International	Call	USD	20.00	1/17/14	1,846,477	11,540
Mastercard, Inc.	Goldman Sachs International	Call	USD	660.00	1/17/14	95,507	989,308
McDonald’s Corp.	Goldman Sachs International	Call	USD	135.00	1/17/14	573,045	36,031
Monster Beverage Corp.	Goldman Sachs International	Call	USD	105.00	1/17/14	445,701	87,777
NetApp, Inc.	Goldman Sachs International	Call	USD	60.00	1/17/14	1,044,215	32,548
New Gold, Inc.	Deutsche Bank AG	Call	USD	22.00	1/17/14	471,633	401
Novagold Resources, Inc.	Deutsche Bank AG	Call	USD	12.00	1/17/14	435,839	4
Pan American Silver Corp.	Deutsche Bank AG	Call	USD	50.00	1/17/14	795,205	156
QUALCOMM, Inc.	Goldman Sachs International	Call	USD	95.00	1/17/14	1,273,432	23,852
Randgold Resources Ltd.	Deutsche Bank AG	Call	USD	165.00	1/17/14	107,340	9,853
Royal Gold, Inc.	Deutsche Bank AG	Call	USD	125.00	1/17/14	105,773	14,487
Safeway, Inc.	Goldman Sachs International	Call	USD	25.00	1/17/14	451,594	710,448
Seabridge Gold, Inc.	Deutsche Bank AG	Call	USD	30.00	1/17/14	69,650	3,223
Silver Standard Resources, Inc.	Deutsche Bank AG	Call	USD	30.00	1/17/14	194,689	274
Silver Wheaton Corp.	Deutsche Bank AG	Call	USD	55.00	1/17/14	798,592	86,419
Silvercorp Metals, Inc.	Deutsche Bank AG	Call	USD	15.00	1/17/14	454,150	38

See Notes to Consolidated Financial Statements.

BLACKROCK VARIABLE SERIES FUNDS, INC.	JUNE 30, 2013	17

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund

•	Over-the-counter options purchased as of June 30, 2013 were as follows: (concluded)

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Staples, Inc.	Goldman Sachs International	Call	USD	20.00	1/17/14	2,347,653	$487,044
Starwood Hotels & Resort Worldwide, Inc.	Goldman Sachs International	Call	USD	85.00	1/17/14	191,015	100,236
Stillwater Mining Co.	Deutsche Bank AG	Call	USD	25.00	1/17/14	509,322	5,795
United Technologies Corp.	Goldman Sachs International	Call	USD	120.00	1/17/14	483,904	56,512
UnitedHealth Group, Inc.	Goldman Sachs International	Call	USD	85.00	1/17/14	636,716	188,512
Visa, Inc.	Goldman Sachs International	Call	USD	190.00	1/17/14	292,889	2,874,295
Western Union Co.	Goldman Sachs International	Call	USD	25.00	1/17/14	445,701	5,620
Yahoo!, Inc.	Goldman Sachs International	Call	USD	25.00	1/17/14	648,734	1,595,973
Yamana Gold, Inc.	Deutsche Bank AG	Call	USD	30.00	1/17/14	1,911,514	63,947
Yum! Brands, Inc.	Goldman Sachs International	Call	USD	100.00	1/17/14	445,701	43,368
Apple, Inc.	Goldman Sachs International	Call	USD	410.00	2/21/14	104,267	2,915,575
Nikkei 225 Index	BNP Paribas S.A.	Call	USD	9,685.15	3/14/14	3,009	13,222,073
TOPIX Index	UBS AG	Call	JPY	1,157.50	4/11/14	3,899,885	4,784,789
TOPIX Index	JPMorgan Chase Bank N.A.	Call	USD	1,164.04	5/09/14	35,889	3,430,420
TOPIX Index	Bank of America N.A.	Call	USD	1,153.54	6/13/14	26,498	2,775,457
TOPIX Index	Goldman Sachs International	Call	JPY	1,143.74	7/11/14	2,935,700	4,480,337
S&P 500 Index	Credit Suisse International	Put	USD	1,602.63	8/16/13	20,224	752,161
MSCI Emerging Markets Index	JPMorgan Chase Bank N.A.	Put	USD	886.50	9/20/13	43,833	288,344
S&P 500 Index	Credit Suisse International	Put	USD	1,590.00	9/20/13	20,285	929,053
Ibovespa Index	Goldman Sachs International	Put	USD	46,433.45	10/16/13	1,722	1,628,562
Ibovespa Index	Goldman Sachs International	Put	USD	45,503.15	10/16/13	710	531,277
Ibovespa Index	Goldman Sachs International	Put	USD	45,811.18	10/16/13	706	611,291
MSCI Emerging Markets Index	Bank of America N.A.	Put	USD	901.68	10/18/13	35,562	1,219,293
KOPSI Index	Citibank N.A.	Put	USD	243.53	12/12/13	666	695,084
Total							$99,769,276

•	Over-the-counter interest rate swaptions purchased as of June 30, 2013 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value
5-Year Interest Rate Swap	Deutsche Bank AG	Put	1.07%	Pay	6-month JPY LIBOR	4/04/18	JPY	2,639,554	$869,978

•	Exchange-traded options written as of June 30, 2013 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Marathon Petroleum Corp.	Call	USD	77.50	7/20/13	2,611	$(104,440)
The Procter & Gamble Co.	Call	USD	72.50	7/20/13	4,702	(2,256,960)
Corning, Inc.	Call	USD	14.00	8/17/13	8,305	(593,807)
Humana, Inc.	Call	USD	75.00	8/17/13	1,520	(1,565,600)
Freescale Semiconductor Ltd.	Call	USD	18.00	9/21/13	3,798	(75,960)
Williams-Sonoma, Inc.	Call	USD	55.00	1/18/14	504	(257,040)
Williams-Sonoma, Inc.	Call	USD	52.50	1/18/14	700	(455,000)
S&P 500 Index	Put	USD	1,520.00	7/20/13	203	(94,395)
S&P 500 Index	Put	USD	1,475.00	7/20/13	204	(37,740)
S&P 500 Index	Put	USD	1,470.00	7/20/13	250	(43,125)
S&P 500 Index	Put	USD	1,470.00	8/17/13	203	(160,370)
Total						$(5,644,437)

See Notes to Consolidated Financial Statements.

18	BLACKROCK VARIABLE SERIES FUNDS, INC.	JUNE 30, 2013

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund

•	Over-the-counter options written as of June 30, 2013 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
MSCI Emerging Markets Index	JPMorgan Chase Bank N.A.	Call	USD	981.00	9/20/13	43,833	$(451,320)
S&P 500 Index	Credit Suisse International	Call	USD	1,700.00	9/20/13	20,285	(173,437)
Ibovespa Index	Goldman Sachs International	Call	USD	51,159.69	10/16/13	706	(289,771)
Ibovespa Index	Goldman Sachs International	Call	USD	50,815.70	10/16/13	710	(338,082)
Ibovespa Index	Goldman Sachs International	Call	USD	51,854.62	10/16/13	1,722	(595,682)
MSCI Emerging Markets Index	Bank of America N.A.	Call	USD	1,035.78	10/18/13	35,562	(197,369)
Nikkei 225 Index	Citibank N.A.	Call	USD	11,000.00	12/13/13	2,004	(6,071,492)
TOPIX Index	Bank of America N.A.	Put	USD	932.96	8/09/13	35,975	(144,219)
S&P 500 Index	Credit Suisse International	Put	USD	1,464.34	8/16/13	20,224	(147,203)
TOPIX Index	Bank of America N.A.	Put	USD	1,031.53	9/13/13	26,498	(643,342)
TOPIX Index	UBS AG	Put	JPY	1,035.07	9/13/13	3,899,885	(1,267,474)
MSCI Emerging Markets Index	JPMorgan Chase Bank N.A.	Put	USD	787.50	9/20/13	43,833	(3,481)
S&P 500 Index	Credit Suisse International	Put	USD	1,450.00	9/20/13	20,285	(285,004)
TOPIX Index	Goldman Sachs International	Put	JPY	1,003.47	10/11/13	2,935,700	(965,691)
TOPIX Index	JPMorgan Chase Bank N.A.	Put	USD	1,040.92	10/11/13	35,889	(1,208,652)
Ibovespa Index	Goldman Sachs International	Put	USD	39,532.49	10/16/13	706	(52,690)
Ibovespa Index	Goldman Sachs International	Put	USD	39,266.68	10/16/13	710	(46,286)
Ibovespa Index	Goldman Sachs International	Put	USD	40,069.48	10/16/13	1,722	(167,112)
MSCI Emerging Markets Index	Bank of America N.A.	Put	USD	809.20	10/18/13	35,562	(501,446)
Nikkei 225 Index	Citibank N.A.	Put	USD	8,305.01	12/13/13	2,916	(123,619)
Nikkei 225 Index	JPMorgan Chase Bank N.A.	Put	USD	8,592.09	12/13/13	2,920	(149,799)
S&P 500 Index	Citibank N.A.	Put	USD	1,149.60	12/20/13	11,200	(69,512)
Nikkei 225 Index	BNP Paribas S.A.	Put	USD	9,300.00	3/14/14	3,009	(190,125)
Total							$(14,082,808)

•	Credit default swaps – buy protection outstanding as of June 30, 2013 were as follows:

Issuer/Index	Pay Fixed Rate	Counterparty/ Clearinghouse	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
CDX.NA.HY Series 20 Version 1	5.00%	Chicago Mercantile	6/20/18	USD	29,200	$(308,226)
CDX.NA.HY Series 20 Version 1	5.00%	JPMorgan Chase Bank N.A.	6/20/18	USD	28,999	518,273
CDX.NA.HY Series 20 Version 1	5.00%	JPMorgan Chase Bank N.A.	6/20/18	USD	27,675	456,797
CDX.NA.HY Series 20 Version 1	5.00%	JPMorgan Chase Bank N.A.	6/20/18	USD	25,985	243,453
CDX.NA.HY Series 20 Version 1	5.00%	JPMorgan Chase Bank N.A.	6/20/18	USD	13,181	265,815
CDX.NA.HY Series 20 Version 1	5.00%	JPMorgan Chase Bank N.A.	6/20/18	USD	13,181	264,516
CDX.NA.HY Series 20 Version 1	5.00%	JPMorgan Chase Bank N.A.	6/20/18	USD	13,150	110,986
Total						$1,551,614

•	Interest rate swaps outstanding as of June 30, 2013 were as follows:

Fixed Rate	Floating Rate	Counterparty/ Clearinghouse	Effective Date	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
0.54%[1]	3-month LIBOR	Deutsche Bank AG	9/14/13[2]	9/14/15	USD	64,834	$68,782
0.49%[1]	3-month LIBOR	Deutsche Bank AG	9/14/13[2]	9/14/15	USD	1,900	3,941
0.50%[1]	3-month LIBOR	JPMorgan Chase Bank N.A.	9/17/13[2]	9/17/15	USD	65,081	124,488
0.76%[1]	6-month GBP LIBOR	Deutsche Bank AG	2/28/14[2]	2/28/16	GBP	32,925	287,030
1.30%[3]	3-month LIBOR	Deutsche Bank AG	8/17/15[2]	8/17/16	USD	503	(1,197)
1.01%[3]	3-month LIBOR	Deutsche Bank AG	9/27/15[2]	9/27/16	USD	259,423	(1,624,586)
1.03%[3]	3-month LIBOR	Deutsche Bank AG	9/27/15[2]	9/27/16	USD	1,650	(9,995)
1.04%[3]	3-month LIBOR	Deutsche Bank AG	9/28/15[2]	9/28/16	USD	7,700	(46,388)
1.00%[3]	3-month LIBOR	Goldman Sachs International	9/28/15[2]	9/28/16	USD	259,646	(1,664,279)
1.24%[3]	3-month LIBOR	Deutsche Bank AG	9/14/13[2]	9/14/18	USD	25,933	(551,355)
1.16%[3]	3-month LIBOR	Deutsche Bank AG	9/14/13[2]	9/14/18	USD	800	(20,224)

See Notes to Consolidated Financial Statements.

BLACKROCK VARIABLE SERIES FUNDS, INC.	JUNE 30, 2013	19

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund

•	Interest rate swaps outstanding as of June 30, 2013 were as follows: (concluded)

Fixed Rate	Floating Rate	Counterparty/ Clearinghouse	Effective Date	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
1.19%[3]	3-month LIBOR	JPMorgan Chase Bank N.A.	9/17/13[2]	9/17/18	USD	26,450	$(617,072)
1.40%[3]	6-month GBP LIBOR	Deutsche Bank AG	2/28/14[2]	2/28/19	GBP	13,172	(460,190)
1.10%[3]	6-month JPY LIBOR	Chicago Mercantile	11/20/13[2]	11/20/23	JPY	263,500	2,725
1.01%[3]	6-month JPY LIBOR	Deutsche Bank AG	11/20/13[2]	11/20/23	JPY	1,708,900	(133,505)
1.09%[3]	6-month JPY LIBOR	Deutsche Bank AG	9/30/14[2]	11/20/23	JPY	1,314,800	(902)
Total							$(4,642,727)

[1]	Fund pays the fixed rate and receives the floating rate.

[2]	Forward interest rate swap.

[3]	Fund pays the floating rate and receives the fixed rate.

•	Total return swaps outstanding as of June 30, 2013 were as follows:

Reference Entity	Fixed Amount			Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation
SGX Nikkei Stock Average Dividend Point Index Futures December 2013	JPY	434,255,500	[1]	Citibank N.A.	3/31/14	JPY	265,000	$1,553,181

[1]	Fund receives the total return of the reference entity and pays the fixed rate. Net payment made at termination.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to Note 2 of the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of June 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Argentina	$6,304,953	—	—	$6,304,953
Australia	—	$39,870,620	—	39,870,620
Belgium	3,818,299	12,507,164	—	16,325,463
Brazil	98,818,409	—	—	98,818,409
Canada	242,321,051	—	—	242,321,051
Chile	3,478,400	—	—	3,478,400
China	12,492,743	48,001,465	—	60,494,208
Denmark	4,272,308	—	—	4,272,308
France	22,061,360	224,679,714	—	246,741,074

See Notes to Consolidated Financial Statements.

20	BLACKROCK VARIABLE SERIES FUNDS, INC.	JUNE 30, 2013

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund

	Level 1	Level 2	Level 3	Total
Germany	—	$213,200,613	—	$213,200,613
Hong Kong	—	16,940,922	—	16,940,922
Indonesia	—	3,528,292	—	3,528,292
Ireland	$30,179,636	—	—	30,179,636
Israel	1,283,980	—	—	1,283,980
Italy	—	98,509,636	—	98,509,636
Japan	10,945,957	855,733,036	—	866,678,993
Kazakhstan	10,002,406	—	—	10,002,406
Luxembourg	—	9,952,480	—	9,952,480
Malaysia	6,547,077	34,939,842	—	41,486,919
Mexico	23,154,129	—	—	23,154,129
Netherlands	4,647,296	42,120,294	—	46,767,590
Philippines	4,893,724	—	—	4,893,724
Portugal	4,513,716	—	—	4,513,716
Russia	8,201,382	11,332,384	—	19,533,766
Singapore	—	56,557,065	—	56,557,065
South Africa	—	9,604,442	—	9,604,442
South Korea	3,172,117	85,333,566	—	88,505,683
Spain	2,511,490	28,188,578	—	30,700,068
Sweden	—	19,975,632	—	19,975,632
Switzerland	2,057,406	181,832,855	—	183,890,261
Taiwan	8,393,265	20,949,910	—	29,343,175
Thailand	16,262,169	—	—	16,262,169
United Arab Emirates	9,888,889	—	—	9,888,889
United Kingdom	57,048,856	319,806,940	$8,999,820	385,855,616
United States	3,537,929,075	8,403,819	11,653,074	3,557,985,968
Corporate Bonds	—	610,064,604	89,580,304	699,644,908
Floating Rate Loan Interests	—	27,321,311	55,005,327	82,326,638
Foreign Government Obligations	—	744,492,859	—	744,492,859
Investment Companies	173,131,976	—	—	173,131,976
Non-Agency Mortgage-Backed Securities	—	13,032,777	—	13,032,777
Preferred Securities	129,547,996	26,603,090	12,043,779	168,194,865
U.S. Treasury Obligations	—	710,670,150	—	710,670,150
Warrants	606,657	—	—	606,657
Short-Term Securities:
Foreign Agency Obligations	—	179,373,887	—	179,373,887
Money Market Funds	—	83,018,805	—	83,018,805
Time Deposits	—	5,038,297	—	5,038,297
U.S. Treasury Obligations	—	1,944,479,754	—	1,944,479,754
Options Purchased:
Equity Contracts	8,685,686	93,688,665	—	102,374,351
Interest Rate Contracts	—	869,978	—	869,978
Liabilities:
Investments:
Investments Sold Short	(9,247,626)	—	—	(9,247,626)
Total	$4,437,924,782	$6,780,623,446	$177,282,304	$11,395,830,532

See Notes to Consolidated Financial Statements.

BLACKROCK VARIABLE SERIES FUNDS, INC.	JUNE 30, 2013	21

Consolidated Schedule of Investments (concluded)	BlackRock Global Allocation V.I. Fund

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$1,859,840	—	$1,859,840
Equity contracts	$3,900,400	1,553,181	—	5,453,581
Foreign currency exchange contracts	29,166	20,232,736	—	20,261,902
Interest rate contracts	—	486,966	—	486,966
Liabilities:
Credit contracts	—	(308,226)	—	(308,226)
Equity contracts	(8,644,110)	(13,624,367)	—	(22,268,477)
Foreign currency exchange contracts	(156,731)	(12,007,857)	—	(12,164,588)
Interest rate contracts	—	(5,129,693)	—	(5,129,693)
Total	$(4,871,275)	$(6,937,420)	—	$(11,808,695)

[1]    Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options written. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options written are shown at value.

Certain of the Fund’s assets and liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of June 30, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$5,555,146	—	—	$5,555,146
Cash pledged for centrally cleared swaps	2,630,000	—	—	2,630,000
Liabilities:
Cash received as collateral for over-the-counter swaps	—	$(34,960,000)	—	(34,960,000)
Collateral on securities loaned at value	—	(83,018,805)	—	(83,018,805)
Bank overdraft	—	(77,515)	—	(77,515)
Total	$8,185,146	$(118,056,320)	—	$(109,871,174)

Certain foreign securities are fair valued utilizing an external pricing service to reflect any significant market movements between the time the Fund values such foreign securities and the earlier closing of foreign markets. Such fair valuations are categorized as Level 2 in the disclosure hierarchy. As of December 31, 2012, the Fund did not utilize the external pricing service model adjustments as significant market movements did not occur. As of June 30, 2013, there were securities with a value of $170,009,754 that were systematically fair valued due to significant market movements. Therefore, these securities were transferred from Level 1 to Level 2 during the period December 31, 2012 to June 30, 2013.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Preferred Securities	Total
Assets:
Opening Balance, as of December 31, 2012	$22,663,755	$47,799,004	$43,242,731	—	$113,705,490
Transfers into Level 3[1]	—	—	—	—	—
Transfers out of Level 3[1]	—	—	—	—	—
Other[2]	(11,064,263)	—	—	$11,064,263	—
Accrued discounts/premiums	—	47,034	82,961	—	129,995
Net realized gain (loss)	—	3,551	30,094	—	33,645
Net change in unrealized appreciation/depreciation[3]	1,365,190	(443,738)	581,695	855,306	2,358,453
Purchases	7,688,212	42,616,982	12,708,356	124,210	63,137,760
Sales	—	(442,529)	(1,640,510)	—	(2,083,039)
Closing Balance, as of June 30, 2013	$20,652,894	$89,580,304	$55,005,327	$12,043,779	$177,282,304

[1]	Transfers into and transfers out of Level 3 represent the values as of the beginning of the reporting period.
[2]	Certain Level 3 investments were re-classified between Common Stocks and Preferred Securities.
[3]

Included in the related net change in unrealized appreciation/depreciation in the Consolidated Statement of Operations. The change in unrealized appreciation/depreciation on investments still held as of June 30, 2013 was $2,358,453.

Certain of the Fund’s investments that are categorized as Level 3 were valued utilizing transaction prices or third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of such Level 3 investments.

See Notes to Consolidated Financial Statements.

22	BLACKROCK VARIABLE SERIES FUNDS, INC.	JUNE 30, 2013

Consolidated Statement of Assets and Liabilities

June 30, 2013 (Unaudited)	BlackRock Global Allocation V.I. Fund

Assets
Investments at value — unaffiliated (including securities loaned at value of $78,311,185) (cost — $10,268,894,259)	$11,294,357,333
Investments at value — affiliated (cost — $115,601,086)	110,720,825
Cash	5,555,146
Cash pledged for centrally cleared swaps	2,630,000
Variation margin receivable	3,551,040
Investments sold receivable	12,835,575
Swap premiums paid	43
Unrealized appreciation on foreign currency exchange contracts	20,261,902
Unrealized appreciation on swaps	3,897,262
Capital shares sold receivable	6,266,585
Interest receivable	23,748,128
Dividends receivable	18,701,835
Receivable from Manager	977,928
Prepaid expenses	29,054

Total assets	11,503,532,656

Liabilities
Bank overdraft	77,515
Options written at value (premiums received — $21,073,085)	19,727,245
Investments sold short at value (proceeds — $7,495,030)	9,247,626
Cash received as collateral for over-the-counter swaps and options	34,960,000
Collateral on securities loaned at value	83,018,805
Variation margin payable	1,025,482
Investments purchased payable	54,956,566
Swap premiums received	6,564,330
Unrealized depreciation on foreign currency exchange contracts	12,164,588
Unrealized depreciation on swaps	5,129,693
Capital shares redeemed payable	1,438,579
Investment advisory fees payable	5,805,456
Distribution fees payable	1,900,855
Other affiliates payable	77,580
Officer’s and Directors’ fees payable	55,599
Other accrued expenses payable	4,889,501

Total liabilities	241,039,420

Net Assets	$11,262,493,236

Net Assets Consist of
Paid-in capital	$9,919,559,387
Undistributed net investment income	30,717,446
Accumulated net realized gain	282,315,615
Net unrealized appreciation/depreciation	1,029,900,788

Net Assets	$11,262,493,236

Net Asset Value
Class I — Based on net assets of $1,980,778,659 and 117,745,174 shares outstanding, 200 million shares authorized, $0.10 par value	$16.82

Class II — Based on net assets of $146,474,883 and 8,731,317 shares outstanding, 200 million shares authorized, $0.10 par value	$16.78

Class III — Based on net assets of $9,135,239,694 and 610,514,888 shares outstanding, 1.5 billion shares authorized, $0.10 par value	$14.96

See Notes to Consolidated Financial Statements.

BLACKROCK VARIABLE SERIES FUNDS, INC.	JUNE 30, 2013	23

Consolidated Statement of Operations

Six Months Ended June 30, 2013 (Unaudited)	BlackRock Global Allocation V.I. Fund

Investment Income
Dividends — unaffiliated	$92,012,975
Foreign taxes withheld	(4,697,866)
Interest	41,053,316
Securities lending — affiliated — net	215,666

Total income	128,584,091

Expenses
Investment advisory	34,684,462
Distribution — Class II	85,483
Distribution — Class III	11,348,892
Transfer agent — Class I	671,647
Transfer agent — Class II	79,894
Transfer agent — Class III	8,661,902
Custodian	749,547
Accounting services	462,845
Printing	246,139
Professional	146,390
Officer and Directors	106,230
Miscellaneous	55,419

Total expenses excluding dividend expense, interest expense and stock loan fees	57,298,850
Dividend expense	64,126
Interest expense	26,569
Stock loan fees	19,988

Total expenses	57,409,533
Less fees waived by Manager	(878)
Less transfer agent fees reimbursed — Class I	(1,497)
Less transfer agent fees reimbursed — Class II	(38,721)
Less transfer agent fees reimbursed — Class III	(5,395,320)

Total expenses after fees waived and/or reimbursed	51,973,117

Net investment income	76,610,974

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	229,308,918
Financial futures contracts	5,344,679
Foreign currency transactions	28,485,463
Options written	22,326,617
Short sales	(2,724,610)
Swaps	(1,422,960)

281,318,107

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	125,865,975
Investments — affiliated	(9,888,627)
Financial futures contracts	10,895
Foreign currency translations	3,067,830
Short sales	(1,752,596)
Options written	(3,512,660)
Swaps	(3,447,017)

110,343,800

Total realized and unrealized gain	391,661,907

Net Increase in Net Assets Resulting from Operations	$483,795,056

See Notes to Consolidated Financial Statements.

24	BLACKROCK VARIABLE SERIES FUNDS, INC.	JUNE 30, 2013

Consolidated Statements of Changes in Net Assets

	BlackRock
	Global Allocation V.I. Fund
Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012

Operations
Net investment income	$76,610,974	$149,447,907
Net realized gain	281,318,107	124,241,383
Net change in unrealized appreciation/depreciation	110,343,800	686,805,134

Net increase in net assets resulting from operations	468,272,881	960,494,424

Dividends and Distributions to Shareholders From
Net investment income:
Class I	—	(28,257,180)[1]
Class II	—	(1,146,196)[1]
Class III	—	(127,097,251)[1]
Net realized gain:
Class I	—	(5,472,151)[1]
Class II	—	(231,683)[1]
Class III	—	(28,613,534)[1]

Decrease in net assets resulting from dividends and distributions to shareholders	—	(190,817,995)

Capital Share Transactions
Net increase in net assets derived from capital share transactions	143,784,526	413,104,825

Net Assets
Total increase in net assets	612,057,407	1,182,781,254
Beginning of period	10,650,435,829	9,467,654,575

End of period	$11,262,493,236	$10,650,435,829

Undistributed (distributions in excess of) net investment income	$30,717,446	$(45,893,528)

[1]	Dividends and distributions are determined in accordance with federal income tax regulations.

See Notes to Consolidated Financial Statements.

BLACKROCK VARIABLE SERIES FUNDS, INC.	JUNE 30, 2013	25

Financial Highlights	BlackRock Global Allocation V.I. Fund

	Class I
	Six Months Ended June 30, 2013 (Unaudited)[1]	Year Ended December 31,
		2012[1]	2011[1]	2010[1]	2009[1]	2008
Per Share Operating Performance
Net asset value, beginning of period	$16.10	$14.87	$16.15	$14.92	$12.52	$16.03

Net investment income[2]	0.13	0.26	0.28	0.26	0.27	0.27
Net realized and unrealized gain (loss)	0.59	1.27	(0.84)	1.24	2.39	(3.39)

Net increase (decrease) from investment operations	0.72	1.53	(0.56)	1.50	2.66	(3.12)

Dividends and distributions from:
Net investment income	—	(0.25)[3]	(0.36)[3]	(0.19)[3]	(0.24)[3]	(0.33)[3]
Net realized gain	—	(0.05)[3]	(0.36)[3]	(0.08)[3]	—	(0.06)[3]
Tax return of capital	—	—	—	—	(0.02)[3]	—

Total dividends and distributions	—	(0.30)	(0.72)	(0.27)	(0.26)	(0.39)

Net asset value, end of period	$16.82	$16.10	$14.87	$16.15	$14.92	$12.52

Total Investment Return[4]
Based on net asset value	4.47%[5]	10.28%	(3.49)%	10.05%	21.30%	(19.48)%

Ratios to Average Net Assets
Total expenses	0.73%[6]	0.74%	0.69%	0.71%	0.74%	0.80%

Total expenses after fees waived and reimbursed	0.73%[6]	0.74%	0.69%	0.71%	0.74%	0.80%

Total expenses after fees waived and reimbursed and excluding dividend expense, interest expense and stock loan fees	0.73%[6]	0.74%	0.69%	0.71%	0.74%	0.80%

Net investment income	1.58%[6]	1.66%	1.75%	1.75%	1.99%	0.81%

Supplemental Data
Net assets, end of period (000)	$1,980,405	$1,868,059	$1,737,294	$1,403,484	$855,977	$589,326

Portfolio turnover	25%	49%	31%	28%	26%	31%

[1]	Consolidated Financial Highlights.

[2]	Based on average shares outstanding.

[3]	Dividends and distributions are determined in accordance with federal income tax regulations.

[4]	Where applicable, total investment returns exclude insurance-related fees and expenses and include the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Annualized.

See Notes to Consolidated Financial Statements.

26	BLACKROCK VARIABLE SERIES FUNDS, INC.	JUNE 30, 2013

Financial Highlights (continued)	BlackRock Global Allocation V.I. Fund

	Class II
	Six Months Ended June 30, 2013 (Unaudited)[1]	Year Ended December 31,
		2012[1]	2011[1]	2010[1]	2009[1]	2008
Per Share Operating Performance
Net asset value, beginning of period	$16.07	$14.85	$16.13	$14.91	$12.53	$16.03

Net investment income[2]	0.12	0.23	0.26	0.24	0.24	0.25
Net realized and unrealized gain (loss)	0.59	1.28	(0.84)	1.23	2.39	(3.39)

Net increase (decrease) from investment operations	0.71	1.51	(0.58)	1.47	2.63	(3.14)

Dividends and distributions from:
Net investment income	—	(0.24)[3]	(0.34)[3]	(0.17)[3]	(0.22)[3]	(0.30)[3]
Net realized gain	—	(0.05)[3]	(0.36)[3]	(0.08)[3]	—	(0.06)[3]
Tax return of capital	—	—	—	—	(0.03)[3]	—

Total dividends and distributions	—	(0.29)	(0.70)	(0.25)	(0.25)	(0.36)

Net asset value, end of period	$16.78	$16.07	$14.85	$16.13	$14.91	$12.53

Total Investment Return[4]
Based on net asset value	4.42%[5]	10.14%	(3.63)%	9.88%	21.05%	(19.57)%

Ratios to Average Net Assets
Total expenses	0.95%[6]	0.98%	0.84%	0.86%	0.89%	0.95%

Total expenses after fees waived and reimbursed	0.88%[6]	0.90%	0.84%	0.86%	0.89%	0.95%

Total expenses after fees waived and reimbursed and excluding dividend expense, interest expense and stock loan fees	0.88%[6]	0.90%	0.84%	0.86%	0.89%	0.95%

Net investment income	1.48%[6]	1.43%	1.60%	1.60%	1.76%	1.69%

Supplemental Data
Net assets, end of period (000)	$146,447	$80,236	$25,768	$19,019	$7,843	$1,544

Portfolio turnover	25%	49%	31%	28%	26%	31%

[1]	Consolidated Financial Highlights.

[2]	Based on average shares outstanding.

[3]	Dividends and distributions are determined in accordance with federal income tax regulations.

[4]	Where applicable, total investment returns exclude insurance-related fees and expenses and include the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Annualized.

See Notes to Consolidated Financial Statements.

BLACKROCK VARIABLE SERIES FUNDS, INC.	JUNE 30, 2013	27

Financial Highlights (concluded)	BlackRock Global Allocation V.I. Fund

	Class III
	Six Months Ended June 30, 2013 (Unaudited)[1]	Year Ended December 31,
		2012[1]	2011[1]	2010[1]	2009[1]	2008
Per Share Operating Performance
Net asset value, beginning of period	$14.34	$13.28	$14.49	$13.42	$11.30	$14.53

Net investment income[2]	0.10	0.20	0.22	0.20	0.21	0.21
Net realized and unrealized gain (loss)	0.52	1.12	(0.74)	1.10	2.15	(3.07)

Net increase (decrease) from investment operations	0.62	1.32	(0.52)	1.30	2.36	(2.86)

Dividends and distributions from:
Net investment income	—	(0.21)[3]	(0.33)[3]	(0.15)[3]	(0.22)[3]	(0.31)[3]
Net realized gain	—	(0.05)[3]	(0.36)[3]	(0.08)[3]	—	(0.06)[3]
Tax return of capital	—	—	—	—	(0.02)[3]	—

Total dividends and distributions	—	(0.26)	(0.69)	(0.23)	(0.24)	(0.37)

Net asset value, end of period	$14.96	$14.34	$13.28	$14.49	$13.42	$11.30

Total Investment Return[4]
Based on net asset value	4.32%[5]	9.97%	(3.64)%	9.76%	20.92%	(19.67)%

Ratios to Average Net Assets
Total expenses	1.10%[6]	1.07%	0.94%	0.96%	0.99%	1.03%

Total expenses after fees waived and reimbursed	0.98%[6]	0.99%	0.94%	0.96%	0.99%	1.03%

Total expenses after fees waived and reimbursed and excluding dividend expense, interest expense and stock loan fees	0.98%[6]	0.99%	0.94%	0.96%	0.99%	1.03%

Net investment income	1.33%[6]	1.41%	1.50%	1.50%	1.75%	1.66%

Supplemental Data
Net assets, end of period (000)	$9,133,300	$8,702,140	$7,704,593	$6,483,920	$4,547,181	$1,820,988

Portfolio turnover	25%	49%	31%	28%	26%	31%

[1]	Consolidated Financial Highlights.

[2]	Based on average shares outstanding.

[3]	Dividends and distributions are determined in accordance with federal income tax regulations.

[4]	Where applicable, total investment returns exclude insurance-related fees and expenses and include the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Annualized.

See Notes to Consolidated Financial Statements.

28	BLACKROCK VARIABLE SERIES FUNDS, INC.	JUNE 30, 2013

Consolidated Notes to Financial Statements (Unaudited)	BlackRock Global Allocation V.I. Fund

1. Organization:

BlackRock Variable Series Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company that is comprised of 16 separate funds. The Company is organized as a Maryland Corporation. The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The consolidated financial statements presented are for BlackRock Global Allocation V.I. Fund (the “Fund”). Class I, Class II and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class II and Class III Shares bear certain expenses related to the distribution of such shares.

Basis of Consolidation: The accompanying consolidated financial statements include the accounts of BlackRock Cayman Global Allocation V.I. Fund I, Ltd. (the “Subsidiary”), which is a wholly owned subsidiary of the Fund and primarily invests in commodity-related instruments. The Subsidiary enables the Fund to hold these commodity-related instruments and satisfy regulated investment company tax requirements. The Fund may invest up to 25% of its total assets in the Subsidiary. Intercompany accounts and transactions, if any, have been eliminated. The Subsidiary is subject to the same investment policies and restrictions that apply to the Fund.

2. Significant Accounting Policies:

The Fund’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund.

Valuation: US GAAP defines fair value as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair values of its financial instruments at market value using independent dealers or pricing services under policies approved by the Board of Directors of the Company (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to provide oversight of the pricing function for the Fund for all financial instruments.

The Fund values its bond investments on the basis of last available bid prices or current market quotations provided by dealers or pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more brokers or dealers as obtained from a pricing service. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures. Asset-

backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. Financial futures contracts traded on exchanges are valued at their last sale price. Swap agreements are valued utilizing quotes received daily by the Fund’s pricing service or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Investments in open-end registered investment companies are valued at net asset value (“NAV”) each business day. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value.

The Fund values its investment in BlackRock Liquidity Series, LLC Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund’s net assets. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments will follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act. The Fund may withdraw up to 25% of its investment daily, although the manager of the Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System (“NASDAQ”) are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security.

Securities and other assets and liabilities denominated in foreign currencies are translated into US dollars using exchange rates determined as of the close of business on the New York Stock Exchange (“NYSE”). Foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of business on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options and swaptions are valued by an independent pricing service using a mathematical model which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.

BLACKROCK VARIABLE SERIES FUNDS, INC.	JUNE 30, 2013	29

Consolidated Notes to Financial Statements (continued)	BlackRock Global Allocation V.I. Fund

In the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deem relevant consistent with the principles of fair value measurement which include the market approach, income approach and/or in the case of recent investments, the cost approach, as appropriate. The market approach generally consists of using comparable market transactions. The income approach generally is used to discount future cash flows to present value and adjusted for liquidity as appropriate. These factors include but are not limited to: (i) attributes specific to the investment or asset; (ii) the principal market for the investment or asset; (iii) the customary participants in the principal market for the investment or asset; (iv) data assumptions by market participants for the investment or asset, if reasonably available; (v) quoted prices for similar investments or assets in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates. Due to the inherent uncertainty of valuations of such investments, the fair values may differ from the values that would have been used had an active market existed. The Global Valuation Committee, or its delegate, employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Fund’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values and reviews of any market related activity. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof on a quarterly basis.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of business on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of business on the NYSE that may not be reflected in the computation of the Fund’s net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to affect the value of such instruments materially, those instruments may be Fair Value Assets and be valued at their fair value, as determined in good faith by the Global Valuation Committee, or its delegate, using a pricing service and/or policies approved by the Board. Each business day, the Fund uses a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and OTC options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of business on the NYSE, which follows the close of the local markets.

Foreign Currency: The Fund’s books and records are maintained in US dollars. Purchases and sales of investment securities are recorded at the rates of exchange prevailing on the respective date of such transactions. Generally, when the US dollar rises in value against a foreign currency, the Fund’s investments denominated in that currency will lose value because that currency is worth fewer US dollars; the opposite effect occurs if the US dollar falls in relative value.

The Fund does not isolate the portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in foreign currency exchange rates on investments are not segregated in the Consolidated Statement of Operations from the effects of changes in market prices of those investments but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (the “SEC”) require that the Fund either deliver collateral or segregate assets in connection with certain investments (e.g., financial futures contracts, foreign currency exchange contracts, swaps, short sales and options written), the Fund will, consistent with SEC rules and/or certain interpretive letters issued by the SEC, segregate collateral or designate on its books and records cash or liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, a Fund engaging in such transactions may have requirements to deliver/deposit securities to/with an exchange or broker-dealer as collateral for certain investments.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis. Income and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. The portion of distributions that exceeds a Fund’s current and accumulated earnings and profits, which are measured on a tax basis, will constitute a nontaxable return of

30	BLACKROCK VARIABLE SERIES FUNDS, INC.	JUNE 30, 2013

Consolidated Notes to Financial Statements (continued)	BlackRock Global Allocation V.I. Fund

capital. Distributions in excess of a Fund’s taxable income and net capital gains, but not in excess of a Fund’s earnings and profits, will be taxable to shareholders as ordinary income and will not constitute a non-taxable return of capital. The character and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s US federal tax returns remains open for each of the four years ended December 31, 2012. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Other: Expenses directly related to the Fund or its classes are charged to the Fund or class. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Fund and other shared expenses pro rated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods.

The Fund has an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Consolidated Statement of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

3. Securities and Other Investments:

Asset-Backed and Mortgage-Backed Securities: The Fund may invest in asset-backed securities. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in an underlying pool of assets, or as debt instruments, which are also known as collateralized obligations, and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security subject to such a prepayment feature will have the effect of shortening the maturity of the security. In addition, the Fund may have to subsequently reinvest the proceeds at lower interest rates. If the Fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

The Fund may purchase certain mortgage pass-through securities. There are a number of important differences among the agencies and instrumentalities of the US government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States but are supported by the right of the issuer to borrow from the Treasury.

Inflation-Indexed Bonds: The Fund may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond will be included as interest income in the Consolidated Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of US Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Multiple Class Pass-Through Securities: The Fund may invest in multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities. These multiple class securities may be issued by Ginnie Mae, US government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by, and multiple class pass-through securities represent direct ownership interests in, a pool of residential or commercial mortgage loans or mortgage pass-through securities (the “Mortgage Assets”), the payments on which are used to make payments on the CMOs or multiple pass-through securities. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is

BLACKROCK VARIABLE SERIES FUNDS, INC.	JUNE 30, 2013	31

Consolidated Notes to Financial Statements (continued)	BlackRock Global Allocation V.I. Fund

lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated pre-payments of principal, the Fund may not fully recoup its initial investment in IOs.

Zero-Coupon Bonds: The Fund may invest in zero-coupon bonds, which are normally issued at a significant discount from face value and do not provide for periodic interest payments. Zero-coupon bonds may experience greater volatility in market value than similar maturity debt obligations which provide for regular interest payments.

Capital Trusts and Trust Preferred Securities: The Fund may invest in capital trusts and/or trust preferred securities. These securities are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics, or by an affiliated business trust of a corporation, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured as either fixed or adjustable coupon securities that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation will pay interest to the trust, which will then be distributed to holders of the trust preferred securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. Payments on these securities are treated as interest rather than dividends for federal income tax purposes. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.

Preferred Stock: The Fund may invest in preferred stock. Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well) but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Floating Rate Interests: The Fund may invest in floating rate loan interests. The floating rate loan interests the Fund holds are typically issued to companies (the “borrower”) by banks, other financial institutions, and privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged. The Fund may invest in obligations of borrowers who are in bankruptcy proceedings. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally the lending rate offered by one or more European banks, such as the London Interbank Offered Rate (“LIBOR”), the prime rate offered by one or more US banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. The Fund considers these investments to be investments in debt securities for purposes of its investment policies.

When the Fund purchases a floating rate loan interest it may receive a facility fee and when it sells a floating rate loan interest it may pay a facility fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by the Fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. The Fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Floating rate loan interests are usually freely callable at the borrower’s option. The Fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in the Fund having a contractual relationship only with the lender, not with the borrower. The Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower, and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the Participation. The Fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the Participation, the Fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in the Fund having a direct contractual relationship with the borrower, and the Fund may enforce compliance by the borrower with the terms of the loan agreement.

Short Sales: The Fund may enter into short sale transactions in which the Fund sells a security it does not hold in anticipation of a decline in the market price of that security. When the Fund makes a short sale, it will borrow the security sold short and deliver the security to the counterparty to which it sold the security short. An amount equal to the proceeds received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Fund is required to repay the counterparty any dividends or interest received on the security sold short, which is shown as dividend expense or interest expense in the Consolidated Statement of Operations. The Fund may pay a fee on the assets borrowed from the counterparty, which is shown as

32	BLACKROCK VARIABLE SERIES FUNDS, INC.	JUNE 30, 2013

Consolidated Notes to Financial Statements (continued)	BlackRock Global Allocation V.I. Fund

stock loan fees in the Consolidated Statement of Operations. The Fund maintains a segregated account of securities or deposits cash with the broker-dealer as collateral for the short sales. The Fund may receive interest on the cash collateral deposited with the broker-dealer. The Fund is exposed to market risk based on the amount, if any, that the market value of the security increases beyond the market value at which the position was sold. Thus, a short sale of a security involves the risk that instead of declining, the price of the security sold short will rise. The short sale of securities involves the possibility of a theoretically unlimited loss since there is a theoretically unlimited potential for the market price of the security sold short to increase. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited as to the dollar amount, will be recognized upon the termination of a short sale if the market price is less than or greater than the proceeds originally received. There is no assurance the Fund will be able to close out a short position at a particular time or at an acceptable price.

Securities Lending: The Fund may lend securities to approved borrowers, such as banks, brokers and other financial institutions. The borrower pledges cash, securities issued or guaranteed by the US government or irrevocable letters of credit issued by a bank as collateral. The initial collateral received by the Fund should have a value of at least 102% of the current value of the loaned securities for securities traded on US exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. Securities lending income, as disclosed in the Consolidated Statement of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the securities lending agent. During the term of the loan, the Fund earns dividend or interest income on the securities loaned but does not receive interest income on the securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The market value of securities on loan and the value of the related collateral are shown separately in the Statement of Assets and Liabilities as a component of investments at value, and collateral on securities loaned at value, respectively. The cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Consolidated Schedule of Investments.

Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of a MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the Fund can reinvest cash collateral, or, upon an event of default, resell or repledge the collateral, and the borrower can resell or repledge the loaned securities.

The following table is a summary of the Fund’s open securities lending agreements by counterparty which are subject to offset under a MSLA as of June 30, 2013:

Counterparty	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount[2]
Barclays Capital, Inc.	$644,061	$(622,050)	$22,011
Credit Suisse Securities (USA) LLC	7,081,183	(7,081,183)	—
Deutsche Bank Securities Inc.	2,195,601	(2,195,601)	—
Goldman Sachs & Co.	17,744,186	(17,744,186)	—
JP Morgan Securities LLC	13,699,072	(13,699,072)	—
Merrill Lynch, Pierce, Fenner & Smith, Inc.	100,737	(100,737)	—
Morgan Stanley	36,846,345	(36,846,345)	—

Total	$78,311,185	$(78,289,174)	$22,011

[1]

Excess of collateral received from the individual counterparty is not shown for financial reporting purposes. Collateral with a value of $83,018,805 has been received in connection with securities lending transactions.

[2]

The market value of the loaned securities is determined as of June 30, 2013. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

The risks of securities lending also include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate this risk, the Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. The

Fund also could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. During the six months ended June 30, 2013, any securities on loan were collateralized by cash.

BLACKROCK VARIABLE SERIES FUNDS, INC.	JUNE 30, 2013	33

Consolidated Notes to Financial Statements (continued)	BlackRock Global Allocation V.I. Fund

4. Derivative Financial Instruments:

The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to economically hedge their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risk (inflation risk). These contracts may be transacted on an exchange or OTC.

Financial Futures Contracts: The Fund purchases and/or sells financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in interest rates (interest rate risk), changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk). Financial futures contracts are agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the particular contract, financial futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Upon entering into a financial futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Securities deposited as initial margin are designated on the Consolidated Schedule of Investments and cash deposited is recorded on the Consolidated Statement of Assets and Liabilities as cash pledged for financial futures contracts. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures contracts involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest or foreign currency exchange rates and the underlying assets.

Foreign Currency Exchange Contracts: The Fund enters into foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to or hedge exposure away from foreign currencies (foreign currency exchange rate risk). A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Foreign currency exchange contracts, when used by the Fund, help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of foreign currency exchange contracts involves the risk that the value of a foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies.

Options: The Fund purchases and writes call and put options to increase or decrease its exposure to underlying instruments (including equity risk, interest rate risk and/or commodity price risk) and/or, in the case of options written, to generate gains from options premiums. A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. When the Fund purchases (writes) an option, an amount equal to the premium paid (received) by the Fund is reflected as an asset (liability). The amount of the asset (liability) is subsequently marked-to-market to reflect the current market value of the option purchased (written). When an instrument is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the instrument acquired or deducted from (or added to) the proceeds of the instrument sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premiums received or paid). When the Fund writes a call option, such option is “covered,” meaning that the Fund holds the underlying instrument subject to being called by the option counterparty. When the Fund writes a put option, such option is covered by cash in an amount sufficient to cover the obligation.

Options on swaps (swaptions) are similar to options on securities except that instead of selling or purchasing the right to buy or sell a security, the writer or purchaser of the swap option is granting or buying the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.

The Fund also purchases or sells listed or OTC foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies (foreign currency exchange rate risk). When foreign currency is purchased or sold through an exercise of a foreign currency option, the related premium paid (or received) is added to (or deducted from) the basis of the foreign currency acquired or deducted from (or added to) the proceeds of the foreign currency sold. Such transactions may be effected with respect to hedges on non-US dollar denominated instruments owned by the Fund but not yet delivered, or committed or anticipated to be purchased by the Fund.

The Fund may also purchase and write a variety of options with non-standard payout structures or other features (“barrier options”). Barrier options are generally traded OTC. The Fund may invest in various types of barrier options including down-and-in options. Down-and-in options expire worthless to the purchaser of the option unless the price of the underlying instrument falls below a specific barrier price level prior to the option’s expiration date.

In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the

34	BLACKROCK VARIABLE SERIES FUNDS, INC.	JUNE 30, 2013

Consolidated Notes to Financial Statements (continued)	BlackRock Global Allocation V.I. Fund

Fund may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Fund purchasing or selling a security when it otherwise would not, or at a price different from the current market value.

Swaps: The Fund enters into swap agreements, in which the Fund and a counterparty agree either to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation).

For OTC swaps, any upfront premiums paid are recorded as assets and any upfront fees received are recorded as liabilities and are shown as swap premiums paid and swap premiums received, respectively, in the Consolidated Statement of Assets and Liabilities and amortized over the term of the OTC swap. Payments received or made by the Fund for OTC swaps are recorded in the Consolidated Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, the Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid.

In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund faces the CCP through a broker. Upon entering into a centrally cleared swap, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Consolidated Schedule of Investments and cash deposited is recorded on the Consolidated Statement of Assets and Liabilities as cash pledged for centrally cleared swaps. The daily change in valuation of centrally cleared swaps, if any, is recorded as a receivable or payable for variation margin in the Consolidated Statement of Assets and Liabilities until the centrally cleared swap is terminated at which time a realized gain or loss is recorded.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

•

Credit default swaps — The Fund enters into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which it is not otherwise exposed (credit risk). The Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps on single-name issuers are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a guarantee from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on traded indexes are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a write-down, principal or interest shortfall or default of all or individual underlying securities included in the index occurs. As a buyer, if an underlying credit event occurs, the Fund will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.

•

Total return swaps — The Fund enters into total return swaps to obtain exposure to a security or market without owning such security or investing directly in that market or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk). Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (coupons plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

•

Interest rate swaps — The Fund enters into interest rate swaps to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed rate bonds which may decrease when interest rates rise (interest rate risk). Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. Interest rate floors, which are a type of interest rate swap, are agreements in which one party agrees to make payments to the other party to the extent that interest rates fall below a specified rate or floor in return for a premium. In more complex swaps, the notional principal amount may decline (or amortize) over time.

•

Forward interest rate swaps — The Fund enters into forward interest rate swaps to manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed rate bonds which may decrease when interest rates rise (interest rate risk). In a forward interest rate swap, the Fund and the counterparty agree to make periodic net payments on a specified notional contract amount, at a fixed or variable rate and commencing on a specified future effective date, unless terminated earlier.

BLACKROCK VARIABLE SERIES FUNDS, INC.	JUNE 30, 2013	35

Consolidated Notes to Financial Statements (continued)	BlackRock Global Allocation V.I. Fund

The following is a summary of the Fund’s derivative financial instruments categorized by risk exposure:

Fair Values of Derivative Financial Instruments as June 30, 2013
Derivative Assets
	Consolidated Statement of Assets and Liabilities Location	Value
Interest rate contracts	Unrealized appreciation on swaps[1]; Investments at value — unaffiliated[2]; Swap premiums paid	$1,356,987
Foreign currency exchange contracts	Unrealized appreciation on foreign currency exchange contracts	20,261,902
Credit contracts	Unrealized appreciation on swaps[1]	308,226
Equity contracts	Net unrealized appreciation/depreciation[1]; Investments at value — unaffiliated[2]; Unrealized appreciation on swaps[1]	109,379,546

Total		$131,306,661

Derivative Liabilities
	Consolidated Statement of Assets and Liabilities Location	Value
Interest rate contracts	Unrealized depreciation on swaps[1]	$5,129,693
Foreign currency exchange contracts	Unrealized depreciation on foreign currency exchange contracts	12,164,588
Credit contracts	Unrealized depreciation on swaps[1]; Swap premiums received	6,872,556
Equity contracts	Net unrealized appreciation/depreciation[1]; Options written at value	22,268,477

Total		$46,435,314

[1]

Includes cumulative appreciation/depreciation on financial futures contracts and centrally cleared swaps, if any, as reported in the Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Consolidated Statement of Assets and Liabilities.

[2]	Includes options purchased at value as reported in the Consolidated Schedule of Investments.

The Effect of Derivative Financial Instruments in the Consolidated Statement of Operations Six Months Ended June 30, 2013
Net Realized Gain (Loss) From
Interest rate contracts:
Swaps	$(1,822,846)
Options[3]	297,559
Foreign currency exchange contracts:
Foreign currency exchange contracts	69,580,205
Options[3]	(2,592,130)
Credit contracts:
Swaps	399,886
Equity contracts:
Financial futures contracts	5,344,679
Options[3]	17,599,358

Total	$88,806,711

Net Change in Unrealized Appreciation/Depreciation on
Interest rate contracts:
Swaps	$(5,162,902)
Options[3]	19,386
Foreign currency exchange contracts:
Financial futures contracts	—
Foreign currency translations	3,534,628
Options[3]	2,785,537
Credit contracts:
Swaps	1,603,526
Equity contracts:
Financial futures contracts	10,895
Options[3]	50,471,695
Swaps	112,359

Total	$53,375,124

[3]	Options purchased are included in the net realized gain (loss) from investments and net change in unrealized appreciation/depreciation on investments.

For the six months ended June 30, 2013, the average quarterly balances of outstanding derivative financial instruments were as follows:

Financial futures contracts:
Average number of contracts purchased	1,105
Average number of contracts sold	1,899
Average notional value of contracts purchased	$110,732,044
Average notional value of contracts sold	$107,661,209
Foreign currency exchange contracts:
Average number of contracts - US dollars purchased	72
Average number of contracts - US dollars sold	16
Average US dollar amounts purchased	$1,281,402,845
Average US dollar amounts sold	$336,673,922
Options:
Average number of option contracts purchased	67,860,586
Average number of option contracts written	4,046,234
Average notional value of option contracts purchased	$4,136,118,023
Average notional value of option contracts written	$1,088,932,214
Average number of swaption contracts purchased	1
Average number of swaption contracts written	1
Average notional value of swaption contracts purchased	$13,306,886
Average notional value of swaption contracts written	$17,534,822
Credit default swaps:
Average number of contracts - buy protection	4
Average number of contracts - sell protection	—
Average notional value - buy protection	$75,685,500
Average notional value - sell protection	—
Interest rate swaps:
Average number of contracts - pays fixed rate	4
Average number of contracts - receives fixed rate	11
Average notional value - pays fixed rate	$181,867,848
Average notional value - receives fixed rate	$633,215,069
Total return swaps:
Average number of contracts	1
Average notional value	$2,671,910

Counterparty Credit Risk: A derivative contract may suffer a mark to market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund. For OTC options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should

36	BLACKROCK VARIABLE SERIES FUNDS, INC.	JUNE 30, 2013

Consolidated Notes to Financial Statements (continued)	BlackRock Global Allocation V.I. Fund

the counterparty fail to perform under the contracts. Options written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty to perform.

With exchange traded purchased options and futures and centrally cleared swaps, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between each Fund and a counterparty that governs OTC derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.

Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately on the Consolidated Statement of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g. $500,000) before a transfer is required, which is determined at the close of business of the Fund and additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the Fund and counterparties are not permitted to sell, repledge or use the collateral they receive. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Consolidated Statement of Assets and Liabilities.

At June 30, 2013, the Fund’s derivative assets and liabilities (by type) are as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Financial futures contracts	$2,689,052	$1,025,482
Foreign currency exchange contracts	20,261,902	12,164,588
Options[1]	103,244,329	19,727,245
Swaps	4,759,293	11,694,023

Total derivative assets and liabilities in the Consolidated Statement of Assets and Liabilities	130,954,576	44,611,338
Derivatives not subject to a master netting agreement or similar agreement (“MNA”)	(6,535,734)	(8,824,665)

Total assets and liabilities subject to a MNA	$124,418,842	$35,786,673

[1]	Includes options purchased at value as reported in the Consolidated Schedule of Investments.

BLACKROCK VARIABLE SERIES FUNDS, INC.	JUNE 30. 2013	37

Consolidated Notes to Financial Statements (continued)	BlackRock Global Allocation V.I. Fund

The following table presents the Fund’s derivative assets by counterparty net of amounts available for offset under a MNA and net of the related collateral received by the Fund as of June 30, 2013:

Counterparty	Derivative Assets Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Received[1]	Cash Collateral Received[1]	Net Amount of Derivative Assets[2]
Bank of America N.A.	$9,690,743	$(2,337,832)	$(4,845,168)	—	$2,507,743
Barclays Bank PLC	3,136,611	(301,064)	—	—	2,835,547
BNP Paribas S.A.	15,617,354	(1,110,940)	—	$(10,660,000)	3,846,414
Citibank N.A.	15,494,689	(6,264,623)	(8,551,740)	—	678,326
Credit Suisse International	6,313,468	(1,625,669)	(3,400,675)	—	1,287,124
Deutsche Bank AG	5,434,881	(4,156,729)	—	—	1,278,152
Goldman Sachs International	33,783,244	(4,119,593)	(18,040,275)	(11,400,000)	223,376
JPMorgan Chase Bank N.A.	27,545,791	(9,482,736)	—	(11,500,000)	6,563,055
Morgan Stanley Capital Services LLC	666,000	(666,000)	—	—	—
UBS AG	6,736,061	(4,056,996)	—	(1,400,000)	1,279,065

Total	$124,418,842	$(34,122,182)	$(34,837,858)	$(34,960,000)	$20,498,802

The following table presents the Fund’s derivative liabilities by counterparty net of amounts available for offset under a MNA and net of the related collateral pledged by the Fund as of June 30, 2013:

Counterparty	Derivative Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Pledged[3]	Cash Collateral Pledged[3]	Net Amount of Derivative Liabilities[4]
Bank of America N.A.	$2,337,832	$(2,337,832)	—	—	—
Barclays Bank PLC	301,064	(301,064)	—	—	—
BNP Paribas S.A.	1,110,940	(1,110,940)	—	—	—
Citibank N.A.	6,264,623	(6,264,623)	—	—	—
Credit Suisse International	1,625,669	(1,625,669)	—	—	—
Deutsche Bank AG	4,156,729	(4,156,729)	—	—	—
Goldman Sachs International	4,119,593	(4,119,593)	—	—	—
JPMorgan Chase Bank N.A.	9,482,736	(9,482,736)	—	—	—
Morgan Stanley Capital Services LLC	2,330,491	(666,000)	—	—	$1,664,491
UBS AG	4,056,996	(4,056,996)	—	—	—

Total	$35,786,673	$(34,122,182)	—	—	$1,664,491

[1]	Excess of collateral received from the individual counterparty is not shown for financial reporting purposes.
[2]	Net amount represents the net amount receivable from the counterparty in the event of default.
[3]	Excess of collateral pledged to the individual counterparty is not shown for financial reporting purposes.
[4]	Net amount represents the net amount payable due to the counterparty in the event of default.

5. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate, for 1940 Act purposes, of BlackRock.

The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Fund’s investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of the Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays the Manager a monthly fee based on a percentage of the Fund’s average daily net assets at the following annual rates:

Average Daily Net Assets	Investment Advisory Fee
First $6 Billion	0.65%
$6 Billion - $8 Billion	0.61%
$8 Billion - $10 Billion	0.59%
$10 Billion - $15 Billion	0.57%
Greater than $15 Billion	0.55%

The Manager provides investment management and other services to the Subsidiary. The Manager does not receive separate compensation from the Subsidiary for providing investment management or administrative services. However, the Fund pays the Manager based on the Fund’s net assets which includes the assets of the Subsidiary.

38	BLACKROCK VARIABLE SERIES FUNDS, INC.	JUNE 30, 2013

Consolidated Notes to Financial Statements (continued)	BlackRock Global Allocation V.I. Fund

The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds. However, the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid in connection with the Fund’s investment in other affiliated investment companies, if any. This amount is included in fees waived by Manager in the Consolidated Statement of Operations.

The Manager entered into a sub-advisory agreement with BIM and BlackRock International Limited (“BIL”), both affiliates of the Manager. The Manager pays BIM and BIL, for services they provide, a monthly fee that is a percentage of the investment advisory fees paid by the Fund to the Manager. Effective July 1, 2013, the sub-advisory agreement with BIL with respect to the Fund will expire. BIM will remain sub-advisor to the Fund.

For the six months ended June 30, 2013, the Fund reimbursed the Manager $55,405 for certain accounting services, which is included in accounting services in the Consolidated Statement of Operations.

The Company, on behalf of the Fund, entered into a Distribution Agreement and Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at the annual rate of 0.15% and 0.25%, respectively, based upon the average daily net assets attributable to Class II and Class III.

The Manager, on behalf of the Fund, entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to sub-accounts they service. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations. For the six months ended June 30, 2013, the Fund did not pay any amounts to affiliates in return for these services. However, the Manager has voluntarily agreed to reimburse such fees in order to limit such expenses as a percentage of average daily net assets as follows:

Class I	0.07%
Class II	0.07%
Class III	0.07%

This voluntary reimbursement may be reduced or discontinued at any time. These amounts are shown as transfer agent fees reimbursed — class specific in the Consolidated Statement of Operations.

The Manager voluntarily agreed to waive and/or reimburse fees or expenses, excluding interest expense, dividend expense, income tax expense, acquired fund fees and expenses and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business, in order to limit expenses. The current expense limitation as a percentage of net assets is as follows: 1.25% for Class I Shares, 1.40% for Class II Shares and 1.50% for Class

III Shares. This voluntary waiver and/or reimbursement may be reduced or discontinued at any time without notice.

The Company, on behalf of the Fund, received an exemptive order from the SEC permitting it, among other things, to pay an affiliated securities lending agent a fee based on a share of the income derived from the securities lending activities and has retained BIM as the securities lending agent. BIM may, on behalf of the Fund, invest cash collateral received by the Fund for such loans, among other things, in a private investment company managed by the Manager or in registered money market funds advised by the Manager or its affiliates. The market value of securities on loan and the value of the related collateral, if applicable, is shown in the Consolidated Statement of Assets and Liabilities as securities loaned at value and collateral on securities loaned at value, respectively. The cash collateral invested by BIM, if any, is disclosed in the Consolidated Schedule of Investments. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of rebates paid to, or fees paid by, borrowers of securities. The Fund retains 65% of securities lending income and pays a fee to BIM equal to 35% of such income. The Fund benefits from a borrower default indemnity provided by BlackRock. As securities lending agent, BIM bears all operational costs directly related to securities lending as well as the cost of borrower default indemnification. BIM does not receive any fees for managing the cash collateral. The share of income earned by the Fund is shown as securities lending — affiliated — net in the Consolidated Statement of Operations. For the six months ended June 30, 2013, BIM received $142,938 in securities lending agent fees related to securities lending activities for the Fund.

Certain officers and/or directors of the Company are officers and/or directors of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the Company’s Chief Compliance Officer, which is included in officers and directors in the Consolidated Statement of Operations.

The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers, or common trustees. For the six months ended June 30, 2013, the purchase and sale transactions with an affiliated fund in compliance with Rule 17a-7 of the 1940 Act were $16,746,009 and $1,041,516, respectively.

6. Purchase and Sales:

Purchases and sales of investments including paydowns and excluding short-term securities and US government securities for the six months ended June 30, 2013, were $2,098,951,703 and $2,504,836,754, respectively.

Purchases and sales of US government securities for the Fund for the six months ended June 30, 2013, were $237,023,976 and $159,789,912, respectively.

BLACKROCK VARIABLE SERIES FUNDS, INC.	JUNE 30, 2013	39

Consolidated Notes to Financial Statements (continued)	BlackRock Global Allocation V.I. Fund

Transactions in options written for the six months ended June 30, 2013, were as follows:

	Calls			Puts
	Contracts	Notional (000)[1]	Premiums Received	Contracts	Notional (000)[1]	Premiums Received
Outstanding options, beginning of period	1,205,005	75,999,000	$11,794,602	688,242	3,301,281,000	$17,450,275
Options written	940,534	—	14,253,570	7,836,876	—	16,485,759
Options expired	(1,261,668)	(75,999,000)	(4,496,523)	(310,088)	(3,301,281,000)	(5,874,404)
Options closed	(756,909)	—	(15,235,339)	(1,137,136)	—	(13,304,855)

Outstanding options, end of period	126,962	—	$6,316,310	7,077,894	—	$14,756,775

[1]	Amount shown is in the currency in which the transaction was denominated.

As of June 30, 2013, the value of portfolio securities subject to cover call options written was $211,904,228.

7. Income Tax Information:

As of June 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$10,450,689,082

Gross unrealized appreciation	$1,362,530,462
Gross unrealized depreciation	(408,141,386)

Net unrealized appreciation	$954,389,076

8. Bank Borrowings:

The Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $800 million credit agreement with a group of lenders, under which the Fund may borrow to fund shareholder redemptions. The agreement expires in April 2014. Excluding commitments designated for a certain individual fund, other Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.065% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) the one-month LIBOR plus 0.80% per annum or (b) the Fed Funds rate plus 0.80% per annum on amounts borrowed. Participating Funds paid administration and arrangement fees, which, along with commitment fees, were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. The Fund did not borrow under the credit agreement during the six months ended June 30, 2013.

9. Commitments:

The Fund may enter into commitments, or agreements, to acquire an investment at a future date (subject to conditionality) in connection with a potential public or non-public offering. Such agreements may obligate the Fund to make future cash payments. As of June 30, 2013, the Fund had outstanding commitments of $20,165,431.

10. Concentration, Market and Credit Risk:

In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations

(issuer credit risk). The value of securities held by the Fund may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Fund may be exposed to counterparty credit risk, or the risk that an entity with which the Fund has unsettled or open transactions may fail to or be unable to perform on its commitments. The Fund manages counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Fund’s Consolidated Statement of Assets and Liabilities, less any collateral held by the Fund.

The Fund invests a significant portion of its assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of several European countries, including Greece, Ireland, Italy, Portugal and Spain. As of June 30, 2013, these events have adversely affected the exchange rate of the euro and may continue to spread to other countries in Europe, including countries that do not use the euro. These events may affect the value and liquidity of certain of the Fund’s investments.

The Fund invests a substantial amount of its assets in issuers located in a single country or a limited number of countries. When the Fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in those countries may have a significant impact on their investment performance. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the US Foreign securities markets may also be less liquid, more volatile, and less subject to governmental supervision not typically associated with investing in US securities. Please see the Consolidated Schedule of Investments for concentrations in specific countries.

40	BLACKROCK VARIABLE SERIES FUNDS, INC.	JUNE 30, 2013

Consolidated Notes to Financial Statements (concluded)	BlackRock Global Allocation V.I. Fund

As of June 30, 2013, the Fund had the following industry classifications:

Industry	Percent of Long-Term Investments

Foreign Government Obligations	8%
U.S. Treasury Obligations	8
Oil, Gas & Consumable Fuels	7
Commercial Banks	6
Other[1]	71

[1]	All other industries held were each less than 5% of long-term investments.

11. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Six Months Ended June 30, 2013		Year Ended December 31, 2012
	Shares	Amount	Shares	Amount
Class I
Shares sold	5,704,783	$96,552,410	6,162,167	$96,948,867
Shares issued in reinvestment of dividends and distributions	—	—	2,113,570	33,729,331
Shares redeemed	(3,996,273)	(67,169,985)	(9,055,943)	(142,658,760)

Net increase (decrease)	1,708,510	$29,382,425	(780,206)	$(11,980,562)

Class II
Shares sold	3,968,411	$66,604,069	4,625,928	$72,278,697
Shares issued in reinvestment of dividends and distributions	—	—	86,501	1,377,879
Shares redeemed	(231,218)	(3,851,159)	(1,453,057)	(22,884,125)

Net increase	3,737,193	$62,752,910	3,259,372	$50,772,451

Class III
Shares sold	27,348,167	$407,802,756	70,512,001	$990,296,795
Shares issued in reinvestment of dividends and distributions	—	—	10,951,280	155,710,785
Shares redeemed	(23,796,001)	(356,153,565)	(54,840,077)	(771,694,644)

Net increase	3,552,166	$51,649,191	26,623,204	$374,312,936
Total net increase	8,997,869	$143,784,526	29,102,370	$413,104,825

12. Subsequent Events:

Management’s evaluation of the impact of all subsequent events on the Fund’s consolidated financial statements was completed through the date the consolidated financial statements were issued and the following items were noted:

The Fund paid a net investment income dividend in the following amounts per share on July 19, 2013 to shareholders of record on July 17, 2013:

Class I	$0.003726
Class II	$0.003726
Class III	$0.003726

The Fund paid a long-term capital gain distribution in the following amounts per share on July 19, 2013 to shareholders of record on July 17, 2013:

Class I	$0.104393
Class II	$0.104393
Class III	$0.104393

BLACKROCK VARIABLE SERIES FUNDS, INC.	JUNE 30, 2013	41

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements

The Board of Directors (the “Board,” and the members of which are referred to as “Board Members”) of BlackRock Basic Value V.I. Fund (the “Basic Value V.I. Fund”), BlackRock Capital Appreciation V.I. Fund (the “Capital Appreciation V.I. Fund”), BlackRock Equity Dividend V.I. Fund (the “Equity Dividend V.I. Fund”), BlackRock Global Allocation V.I. Fund (the “Global Allocation V.I. Fund”), BlackRock Global Opportunities V.I. Fund (the “Global Opportunities V.I. Fund”), BlackRock High Yield V.I. Fund (the “High Yield V.I. Fund”), BlackRock International V.I. Fund (the “International V.I. Fund”), BlackRock Large Cap Core V.I. Fund (the “Large Cap Core V.I. Fund”), BlackRock Large Cap Growth V.I. Fund (the “Large Cap Growth V.I. Fund”), BlackRock Large Cap Value V.I. Fund (the “Large Cap Value V.I. Fund”), BlackRock Managed Volatility V.I. Fund (the “Managed Volatility V.I. Fund”), BlackRock Money Market V.I. Fund (the “Money Market V.I. Fund”), BlackRock S&P 500 Index V.I. Fund (the “S&P 500 Index V.I. Fund”), BlackRock Total Return V.I. Fund (the “Total Return V.I. Fund”), BlackRock U.S. Government Bond V.I. Fund (the “U.S. Government Bond V.I. Fund”) and BlackRock Value Opportunities V.I. Fund (the “Value Opportunities V.I. Fund”) (each, a “Fund,” and collectively, the “Funds”), each a series of BlackRock Variable Series Funds, Inc. (the “Corporation”), met in person on April 9, 2013 (the “April Meeting”) and May 14-15, 2013 (the “May Meeting”) to consider the approval of the Corporation’s investment advisory agreements (collectively, the “Advisory Agreements”), on behalf of each Fund, with BlackRock Advisors, LLC (the “Manager”), each Fund’s investment advisor. The Board also considered the approval of the sub-advisory agreements (collectively, the “Sub-Advisory Agreements”) between the Manager and each of (a) BlackRock Investment Management, LLC; (b) BlackRock Financial Management, Inc.; (c) BlackRock International Limited; (d) BlackRock (Hong Kong) Limited; and (e) BlackRock (Singapore) Limited (collectively, the “Sub-Advisors”) with respect to the Funds, as applicable. The Manager and the Sub-Advisors are referred to herein as “BlackRock.” The Advisory Agreements and the Sub-Advisory Agreements are referred to herein as the “Agreements.”

Activities and Composition of the Board

The Board consists of thirteen individuals, ten of whom are not “interested persons” of the Corporation as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Funds and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Chairman of the Board is an Independent Board Member. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight Committee and an Executive Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Performance Oversight Committee and the Executive Committee, each of which also has one interested Board Member).

The Agreements

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreements on an annual basis. The Board has four quarterly meetings per year, each extending over two days, and a fifth one-day meeting to consider specific information surrounding the consideration of renewing the Agreements. In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services provided to each Fund by BlackRock, its personnel and its affiliates, including investment management, administrative and shareholder services, oversight of fund accounting and custody, marketing services, risk oversight, compliance and assistance in meeting applicable legal and regulatory requirements.

The Board, acting directly and through its committees, considers at each of its meetings, and from time to time as appropriate, factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to each Fund and its shareholders. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year and/or since inception periods, as applicable, against peer funds, and applicable benchmarks, if any, as well as senior management’s and portfolio managers’ analysis of the reasons for any over performance or underperformance against its peers and/or benchmark, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by each Fund for services, such as marketing and distribution, call center and fund accounting; (c) Fund operating expenses and how BlackRock allocates expenses to each Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of each Fund’s investment objective, policies and restrictions; (e) each Fund’s compliance with its Code of Ethics and other compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of each Fund’s valuation and liquidity procedures; (k) an analysis of management fees for products with similar investment objectives across the open-end fund, exchange-traded fund (“ETF”), closed-end fund and institutional account product channels, as applicable; (l) BlackRock’s compensation methodology for its investment professionals and the incentives it creates; and (m) periodic updates on BlackRock’s business.

The Board has engaged in an ongoing strategic review with BlackRock of opportunities to consolidate funds and of BlackRock’s commitment to investment performance. In addition, the Board requested and BlackRock provided an analysis of fair valuation and stale pricing policies. BlackRock also furnished information to the Board in response to specific questions. These questions covered issues such as BlackRock’s profitability, investment performance and management fee levels. The Board further considered the importance of: (i) organizational and structural variables to investment performance; (ii) rates of portfolio turnover; (iii) BlackRock’s performance accountability for portfolio managers; (iv) marketing support for the funds; (v) services provided to the Fund by BlackRock affiliates; and (vi) BlackRock’s oversight of relationships with third party service providers.

Board Considerations in Approving the Agreements

The Approval Process: Prior to the April Meeting, the Board requested and received materials specifically relating to the Agreements. The Board is engaged in a process with its independent legal counsel and

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BlackRock to review the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April Meeting included (a) information independently compiled and prepared by Lipper, Inc. (“Lipper”) on Fund fees and expenses as compared with a peer group of funds as determined by Lipper (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds as determined by Lipper1, and, as for the S&P 500 Index V.I. Fund, the gross investment performance of the Fund as compared with its benchmark; (b) information on the profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (c) a general analysis provided by BlackRock concerning investment management fees charged to other clients, such as institutional clients, ETFs and closed-end funds, under similar investment mandates, as well as the performance of such other clients, as applicable; (d) review of non-management fees; (e) the existence, impact and sharing of potential economies of scale; (f) a summary of aggregate amounts paid by each Fund to BlackRock; (g) sales and redemption data regarding each Fund’s shares; and (h) if applicable, a comparison of management fees to similar BlackRock open-end funds, as classified by Lipper.

At the April Meeting, the Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May Meeting.

At the May Meeting, the Board, including all the Independent Board Members, approved the continuation of the Advisory Agreements between the Manager and the Corporation, on behalf of each Fund, and the Sub-Advisory Agreements between the Manager and the Sub-Advisors with respect to each Fund, as applicable, each for a one-year term ending June 30, 2014. In approving the continuation of the Agreements, the Board considered: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund and BlackRock; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with each Fund; (d) the Fund’s costs to investors compared to the costs of Expense Peers and performance compared to the relevant performance comparison as previously discussed; (e) economies of scale; (f) fall-out benefits to BlackRock as a result of its relationship with each Fund; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of Fund shares and securities lending, services related to the valuation and pricing of Fund portfolio holdings, direct and indirect benefits to BlackRock and its affiliates from their relationship with each Fund and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services to be Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of each Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds and/or the performance of a relevant benchmark, if any. The Board met with BlackRock’s senior management personnel responsible for investment operations, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing the Fund’s performance and each Fund’s investment objective, strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and each Fund’s portfolio management team; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to advisory services, the Board considered the quality of the administrative and other non-investment advisory services provided to each Fund. BlackRock and its affiliates provide each Fund with certain administrative, shareholder and other services (in addition to any such services provided to each Fund by third parties) and officers and other personnel as are necessary for the operations of each Fund. In particular, BlackRock and its affiliates provide each Fund with the following administrative services including, among others: (i) preparing disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) assisting with daily accounting and pricing; (iii) overseeing and coordinating the activities of other service providers; (iv) organizing Board meetings and preparing the materials for such Board meetings; (v) providing legal and compliance support; (vi) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger or consolidation of certain Open-End Funds; and (vii) performing other administrative functions necessary for the operation of each Fund, such as tax reporting, fulfilling regulatory filing requirements and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of each Fund and BlackRock: The Board, including the Independent Board Members, also reviewed and considered the performance history of each Fund. In preparation for

[1]	Lipper ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable.

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Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements (continued)

the April Meeting, the Board worked with its independent legal counsel, BlackRock and Lipper to develop a template for, and was provided with, reports independently prepared by Lipper, which included a comprehensive analysis of each Fund’s performance. The Board also reviewed a narrative and statistical analysis of the Lipper data that was prepared by BlackRock, which analyzed various factors that affect Lipper’s rankings. In connection with its review, the Board received and reviewed information regarding the investment performance of each Fund as compared to other funds in its applicable Lipper category and, for the S&P 500 Index V.I. Fund, the gross investment performance of the Fund as compared with its benchmark. The Board was provided with a description of the methodology used by Lipper to select peer funds and periodically meets with Lipper representatives to review its methodology. The Board and its Performance Oversight Committee regularly review, and meet with Fund management to discuss, the performance of each Fund throughout the year.

The Board noted that the Basic Value V.I. Fund ranked in the fourth, fourth and second quartiles against its Lipper Performance Universe for the one-, three- and five-year periods reported, respectively. The Board and BlackRock reviewed and discussed the reasons for the Fund’s underperformance during the one- and three-year periods compared to its Lipper Performance Universe. The Board was informed that, among other things, sector allocation and stock selection accounted for the majority of the underperformance during the one- and three-year periods. The Fund’s large overweight in the information technology sector accounted for the majority of the underperformance. Additionally, being underweight in financials and consumer discretionary sectors also proved to be costly to performance. Stock selection in the materials and consumer discretionary sector also contributed to the Fund’s underperformance during the periods.

The Board and BlackRock discussed BlackRock’s strategy for improving the Basic Value V.I. Fund’s performance and BlackRock’s commitment to providing the resources necessary to assist the Fund’s portfolio managers and to improve the Fund’s performance. BlackRock and the Board concurred, given the Fund’s poor historical performance, in making a change within the portfolio management team effective October 2012. Both BlackRock and the Board are hopeful that the change in portfolio management will result in improved performance going forward, although there can be no assurance that will be the case. The Board will continue to monitor the Fund’s performance.

The Board noted that the Capital Appreciation V.I. Fund ranked in the fourth, fourth and third quartiles against its Lipper Performance Universe for the one-, three- and five-year periods reported, respectively. The Board and BlackRock reviewed and discussed the reasons for the Fund’s underperformance during these periods compared to its Lipper Performance Universe. The Board was informed that, among other things, the portfolio’s aggressive positioning generated relative underperformance as investors sold more volatile high growth holdings in favor of more defensive dividend yielding companies. The Fund’s portfolio manager’s decision to position the portfolio aggressively in 2011 and maintain its aggressive positioning throughout the year and into 2012 contributed to underperformance as, in hindsight, the market favored risk aversion and a more defensive positioning. Through 2011 and the first half of 2012, the Fund experienced relative stock selection weakness across all sectors, as within each sector the Fund was biased to riskier and higher growth stocks.

The Board and BlackRock also discussed BlackRock’s strategy for improving the Capital Appreciation V.I. Fund’s performance and BlackRock’s commitment to providing the resources necessary to assist the Fund’s portfolio managers and to improve the Fund’s performance. BlackRock and the Board concurred, given the Fund’s poor historical performance, in changing the portfolio management team effective January 2013. Both BlackRock and the Board are hopeful that the change in portfolio management will result in improved performance going forward, although there can be no assurance that will be the case. The Board will continue to monitor the Fund’s performance.

The Board noted that the Equity Dividend V.I. Fund ranked in the fourth quartile against its Lipper Performance Universe for each of the one-, three- and five-year periods reported. The Board and BlackRock reviewed and discussed the reasons for the Fund’s underperformance during these periods compared to its Lipper Performance Universe. The Board was informed that, among other things, the largest detractor from relative performance during the periods was the Fund’s low beta, which served as a significant drag on performance in last year’s up market. The Fund’s underweight to financials and stock selections in industrials, consumer discretionary and financials also detracted significantly from performance.

The Board and BlackRock also discussed BlackRock’s strategy for improving the Equity Dividend V.I. Fund’s performance and BlackRock’s commitment to providing the resources necessary to assist the Fund’s portfolio managers and to improve the Fund’s performance.

The Board noted that the Global Allocation V.I. Fund ranked in the third, third and first quartiles against its Lipper Performance Universe for the one-, three- and five-year periods reported, respectively. The Board and BlackRock reviewed and discussed the reasons for the Fund’s underperformance during the one- and three-year periods compared to its Lipper Performance Universe. The Board was informed that, among other things, for the one-year period, the major detractors from performance included stock selection in the US, Canada, and Australia (largely attributed to gold-related mining companies) and an allocation to cash as global equity and fixed income markets broadly advanced over the period. The Fund held cash in lieu of fixed income and to mitigate risk in the Fund’s portfolio. Three-year underperformance can be attributed to the Fund’s underweight to fixed income, notably US Treasury bonds and other sovereign rate debt. The Fund remained underweight to fixed income given low interest rates across the bond markets and the potential risk of absolute losses with a rise in interest rates.

The Board and BlackRock also discussed BlackRock’s strategy for improving the Global Allocation V.I. Fund’s performance and BlackRock’s commitment to providing the resources necessary to assist the Fund’s portfolio managers and to improve the Fund’s performance.

The Board noted that the Global Opportunities V.I. Fund ranked in the fourth quartile against its Lipper Performance Universe for each of the one-, three- and five-year periods reported. The Board and BlackRock reviewed and discussed the reasons for the Fund’s underperformance during these periods compared to its Lipper Performance Universe. The Board was informed that, among other things, during the one-year period

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Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements (continued)

ended June 2010, the Fund’s poorly timed adjustments to portfolio risks during the risk-on/risk-off environment was a major detractor to the three-year performance. Adverse stock selection in industrials and commodities in 2011 and the first half of 2012 also contributed to the Fund’s underperformance.

The Board and BlackRock also discussed BlackRock’s strategy for improving the Global Opportunities V.I. Fund’s performance and BlackRock’s commitment to providing the resources necessary to assist the Fund’s portfolio managers and to improve the Fund’s performance. BlackRock and the Board concurred, given the Fund’s poor historical performance, in making a change within the portfolio management team effective June 2012. Both BlackRock and the Board are hopeful that the change in portfolio management will result in improved performance going forward, although there can be no assurance that will be the case. The Board will continue to monitor the Fund’s performance.

The Board noted that the High Yield V.I. Fund ranked in the second, first and second quartiles against its Lipper Performance Universe for the one-, three- and five-year periods reported, respectively.

The Board noted that the International V.I. Fund ranked in the fourth quartile against its Lipper Performance Universe for each of the one-, three- and five-year periods reported. The Board and BlackRock reviewed and discussed the reasons for the Fund’s underperformance during these periods compared to its Peers. The Board was informed that, a contributing factor to underperformance for the one-year period was the strategy’s high quality bias, particularly during the third quarter. The team’s modestly defensive position stems from the team’s continued view of an on-going low-growth environment. The Fund was overweight more defensive sectors such as consumer staples and health care, and underweight more cyclical sectors such as energy and financials. Being overweight in the information technology sector was a primary detractor from performance during the one-year period. The Fund’s longer-term underperformance is attributable to the Fund’s historical value bias, which led to under exposure to emerging markets and growth-based companies, both of which performed well on the three- and five-year basis.

The Board and BlackRock also discussed BlackRock’s strategy for improving the International V.I. Fund’s performance and BlackRock’s commitment to providing the resources necessary to assist the Fund’s portfolio managers and to improve the Fund’s performance.

The Board noted that the Large Cap Core V.I. Fund ranked in the fourth, third and fourth quartiles against its Lipper Performance Universe for the one-, three- and five-year periods reported, respectively. The Board and BlackRock reviewed and discussed the reasons for the Fund’s underperformance during these periods compared to its Lipper Performance Universe. BlackRock informed the Board that, among other things, the Fund was positioned too aggressively for the tumultuous environment of the last few years, as it was Fund management’s belief the market would break out of its long-standing trading range and continue moving to the upside. Unfortunately, the thesis did not materialize and the positioning proved to be a significant detractor from performance. At the core of the Fund’s positioning, three primary factors standout as having disadvantaged the portfolio: size, volatility and momentum. Beyond those three elements, the Fund maintained a strong value bias due to the tilt of the quantitative models toward value factors, such as free cash flow yield, which underperformed relative to other factors in the period and therefore detracted from performance.

The Board and BlackRock also discussed BlackRock’s strategy for improving the Large Cap Core V.I. Fund’s performance and BlackRock’s commitment to providing the resources necessary to assist the Fund’s portfolio managers and to improve the Fund’s performance. BlackRock and the Board concurred, given the Fund’s poor historical performance, in making a change within the portfolio management team effective June 2012. Both BlackRock and the Board are hopeful that the change in portfolio management will result in improved performance going forward, although there can be no assurance that will be the case. The Board will continue to monitor the Fund’s performance.

The Board noted that the Large Cap Growth V.I. Fund ranked in the third, first and third quartiles against its Lipper Performance Universe for the one-, three- and five-year periods reported, respectively. The Board and BlackRock reviewed and discussed the reasons for the Fund’s underperformance during the one- and five-year periods compared to its Lipper Performance Universe. BlackRock informed the Board that, among other things, the Fund was positioned too aggressively for the tumultuous environment of the last few years, as it was management’s belief the market would break out of its long-standing trading range and continue moving to the upside. Unfortunately, the thesis did not materialize and the positioning proved to be a significant detractor from performance. At the core of the Fund’s positioning, three primary factors stand out as having disadvantaged the portfolio: size, volatility and momentum. Beyond those three elements, the Fund maintained a strong value bias due to the tilt of the quantitative models toward value factors, such as free cash flow yield, which underperformed relative to other factors in the period and therefore detracted from performance.

The Board and BlackRock also discussed BlackRock’s strategy for improving the Large Cap Growth V.I. Fund’s performance and BlackRock’s commitment to providing the resources necessary to assist the Fund’s portfolio managers and to improve the Fund’s performance. BlackRock and the Board concurred, given the Fund’s poor historical performance, in making a change within the portfolio management team effective June 2012. Both BlackRock and the Board are hopeful that the change in portfolio management will result in improved performance going forward, although there can be no assurance that will be the case. The Board will continue to monitor the Fund’s performance.

The Board noted that the Large Cap Value V.I. Fund ranked in the third, fourth and fourth quartiles against its Lipper Performance Universe for the one-, three- and five-year periods reported, respectively. The Board and BlackRock reviewed and discussed the reasons for the Fund’s underperformance during these periods compared to its Lipper Performance Universe. BlackRock informed the Board that, among other things, the Fund was positioned too aggressively for the tumultuous environment of the last few years, as it was Fund management’s belief the market would break out of its long-standing trading range and continue moving to the upside. Unfortunately, the thesis did not materialize and the positioning proved to be a significant detractor from performance. At the core of the Fund’s positioning, three primary factors stand

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out as having disadvantaged the portfolio: size, volatility and momentum. Beyond those three elements, the Fund maintained a strong value bias due to the tilt of the quantitative models toward value factors, such as free cash flow yield, which underperformed relative to other factors in the period and therefore detracted from performance.

The Board and BlackRock also discussed BlackRock’s strategy for improving the Large Cap Value V.I. Fund’s performance and BlackRock’s commitment to providing the resources necessary to assist the Fund’s portfolio managers and to improve the Fund’s performance. BlackRock and the Board concurred, given the Fund’s poor historical performance, in making a change within the portfolio management team effective June 2012. Both BlackRock and the Board are hopeful that the change in portfolio management will result in improved performance going forward, although there can be no assurance that will be the case. The Board will continue to monitor the Fund’s performance.

The Board noted that the Managed Volatility V.I. Fund ranked in the fourth quartile against its Lipper Performance Universe for each of the one-, three- and five-year periods reported. The Board and BlackRock reviewed and discussed the reasons for the Fund’s underperformance during these periods compared to its Lipper Performance Universe. The Board was informed that, among other things, the primary detractor was the Fund’s equity component. The Board noted that effective January 22, 2013, the Fund had undergone a change in its investment strategy, and in that connection had changed its name from BlackRock Balanced Capital V.I. Fund.

The Board and BlackRock also discussed BlackRock’s strategy for improving the Managed Volatility V.I. Fund’s performance and BlackRock’s commitment to providing the resources necessary to assist the Fund’s portfolio managers and to improve the Fund’s performance. BlackRock and the Board concurred, given the Fund’s poor historical performance, in making a change within the portfolio management team effective January 2013. Both BlackRock and the Board are hopeful that the change in portfolio management will result in improved performance going forward, although there can be no assurance that will be the case. The Board will continue to monitor the Fund’s performance.

The Board noted that the Money Market V.I. Fund ranked in the third, third and second quartiles against its Lipper Performance Universe for the one-, three- and five-year periods reported, respectively. Additionally the Board noted that the Fund performed within the one basis point threshold of its Lipper Performance Universe peer median for the one-and three-year periods. The Board reviewed the Fund’s performance within the context of the low yield environment that has existed over the past few years.

The Board noted that the S&P 500 Index V.I. Fund’s gross performance (before fees and expenses) exceeded its benchmark index during each of the one-, three- and five-year periods reported. BlackRock believes that gross performance relative to the benchmark is an appropriate performance metric for the Fund.

The Board noted that the Total Return V.I. Fund ranked in the first, first and fourth quartiles against its Lipper Performance Universe for the one-, three- and five-year periods reported, respectively.

The Board noted that the U.S. Government Bond V.I. Fund ranked in the third, second and fourth quartiles against its Lipper Performance Universe for the one-, three- and five-year periods reported, respectively. The Board and BlackRock reviewed and discussed the reasons for the Fund’s underperformance during the one- and five-year periods compared to its Lipper Performance Universe. The Board was informed that, among other things, underperformance during the five-year period was primarily due to the Fund’s significant exposure to non-government debt during the financial crisis in 2008. Most notably, the underperformance was due to a large allocation to non-agency mortgages and commercial mortgage backed securities, which both dramatically underperformed. For the one-year period the Fund’s underperformance compared to the peer group was primarily driven by its shorter duration positioning. The European sovereign debt crisis and growing concerns over slowing global growth drove U.S. Treasury prices higher benefitting those peers who maintained a greater exposure to Treasuries and longer durations.

The Board and BlackRock also discussed BlackRock’s strategy for improving the U.S. Government Bond V.I. Fund’s performance and BlackRock’s commitment to providing the resources necessary to assist the Fund’s portfolio managers and to improve the Fund’s performance.

The Board noted that the Value Opportunities V.I. Fund ranked in the fourth, second and fourth quartiles against its Lipper Performance Universe for the one-, three- and five-year periods reported, respectively. The Board and BlackRock reviewed and discussed the reasons for the Fund’s underperformance during the one- and five-year periods compared to its Lipper Performance Universe. The Board was informed that, among other things, longer-term relative results continue to be negatively impacted by the Fund’s underperformance during the 2008 financial crisis, as the Fund’s holdings in the financial sector weighed heavily on returns during the U.S. real estate market collapse and the subsequent credit crisis. The one-year underperformance is attributable to stock selection in the consumer discretionary and energy sectors as well as our general overweight to the energy sector and underweight to consumer discretionary sector.

The Board and BlackRock also discussed BlackRock’s strategy for improving the Value Opportunities V.I. Fund’s performance and BlackRock’s commitment to providing the resources necessary to assist the Fund’s portfolio managers and to improve the Fund’s performance.

The Board noted that BlackRock has recently made, and continues to make, changes to the organization of BlackRock’s overall portfolio management structure designed to result in strengthened leadership teams.

C. Consideration of the Advisory/Management Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with each Fund: The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with the other funds in its Lipper category. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board compared each Fund’s total net operating expense ratio, as well as actual management fee rate, to those of other funds in its Lipper category. The total net operating expense ratio and actual management fee rate both give effect to any expense reimbursements or fee waivers that benefit the funds. The Board

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considered the services provided and the fees charged by BlackRock to other types of clients with similar investment mandates, including institutional accounts.

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to each Fund. The Board reviewed BlackRock’s profitability with respect to each Fund and other funds the Board currently oversees for the year ended December 31, 2012 compared to available aggregate profitability data provided for the two prior years. The Board reviewed BlackRock’s profitability with respect to certain other fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. As a result, comparing profitability is difficult.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly-traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.

In addition, the Board considered the cost of the services provided to each Fund by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of each Fund and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs to the management of each Fund. The Board also considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board.

The Board noted that the Basic Value V.I. Fund’s contractual management fee rate ranked in the first quartile relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board further noted that BlackRock has voluntarily agreed to a cap on the Fund’s total net operating expenses on a class-by-class basis. Additionally, the Board noted that BlackRock has voluntarily agreed to a cap on certain operational and networking fees for the Fund on a class-by-class basis.

The Board noted that the Capital Appreciation V.I. Fund’s contractual management fee rate ranked in the first quartile relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board further noted that BlackRock has voluntarily agreed to a cap on the Fund’s total net operating expenses on a class-

by-class basis. Additionally, the Board noted that BlackRock has voluntarily agreed to a cap on certain operational and networking fees for the Fund on a class-by-class basis.

The Board noted that the Equity Dividend V.I. Fund’s contractual management fee rate ranked in the first quartile relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board further noted that BlackRock has voluntarily agreed to a cap on the Fund’s total net operating expenses on a class-by-class basis. Additionally, the Board noted that BlackRock has voluntarily agreed to a cap on certain operational and networking fees for the Fund on a class-by-class basis.

The Board noted that the Global Allocation V.I. Fund’s contractual management fee rate ranked in the second quartile relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board further noted that BlackRock has voluntarily agreed to a cap on the Fund’s total net operating expenses on a class-by-class basis. Additionally, the Board noted that BlackRock has voluntarily agreed to a cap on certain operational and networking fees for the Fund on a class-by-class basis.

The Board noted that the Global Opportunities V.I. Fund’s contractual management fee rate ranked in the second quartile relative to the Fund’s Expense Peers, in each case before taking into account any expense reimbursements or fee waivers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board further noted that BlackRock has voluntarily agreed to a cap on the Fund’s total net operating expenses on a class-by-class basis. Additionally, the Board noted that BlackRock has voluntarily agreed to a cap on certain operational and networking fees for the Fund on a class-by-class basis.

The Board noted that the High Yield V.I. Fund’s contractual management fee rate ranked in the first quartile relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the aggregate assets of the Fund, combined with the assets of Total Return V.I. Fund, increase above certain contractually specified levels. The Board further noted that BlackRock has voluntarily agreed to a cap on the Fund’s total net operating expenses on a class-by-class basis. Additionally, the Board noted that BlackRock has voluntarily agreed to a cap on certain operational and networking fees for the Fund on a class-by-class basis.

The Board noted that the International V.I. Fund’s contractual management fee rate ranked in the first quartile relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board further noted that BlackRock has voluntarily agreed to a cap on the Fund’s total net operating expenses on a class-by-class basis. Additionally, the Board noted that BlackRock has voluntarily agreed to a cap on certain operational and networking fees for the Fund on a class-by-class basis.

BLACKROCK VARIABLE SERIES FUNDS, INC.	JUNE 30, 2013

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements (continued)

The Board noted that the Large Cap Core V.I. Fund’s contractual management fee rate ranked in the first quartile relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board further noted that BlackRock has voluntarily agreed to a cap on the Fund’s total net operating expenses on a class-by-class basis. Additionally, the Board noted that BlackRock has voluntarily agreed to a cap on certain operational and networking fees for the Fund on a class-by-class basis.

The Board noted that the Large Cap Growth V.I. Fund’s contractual management fee rate ranked in the second quartile relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board further noted that BlackRock has voluntarily agreed to a cap on the Fund’s total net operating expenses on a class-by-class basis. Additionally, the Board noted that BlackRock has voluntarily agreed to a cap on certain operational and networking fees for the Fund on a class-by-class basis.

The Board noted that the Large Cap Value V.I. Fund’s contractual management fee rate ranked in the fourth quartile relative to the Fund’s Expense Peers. The Board also noted, the Fund’s total net operating expense ratio ranked in the second quartile relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board further noted that BlackRock has voluntarily agreed to a cap on the Fund’s total net operating expenses on a class-by-class basis. Additionally, the Board noted that after discussions between the Board, including the Independent Board Members, and BlackRock, the Board and BlackRock agreed to a continuation of the voluntary advisory fee reduction, which may result in savings to shareholders, that was implemented on June 1, 2012. Finally, the Board noted that BlackRock has voluntarily agreed to a cap on certain operational and networking fees for the Fund on a class-by-class basis.

The Board noted that the Managed Volatility V.I. Fund’s contractual management fee rate ranked in the first quartile relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board further noted that BlackRock has voluntarily agreed to a cap on the Fund’s total net operating expenses on a class-by-class basis. Additionally, the Board noted that BlackRock has contractually agreed to waive a portion of the advisory fee for the Managed Volatility V.I. Fund. Finally, the Board noted that BlackRock has voluntarily agreed to a cap on certain operational and networking fees for the Fund on a class-by-class basis.

The Board noted that the Money Market V.I. Fund’s contractual management fee rate ranked in the third quartile relative to the Fund’s Expense Peers. The Board reviewed the Fund’s expenses within the context of the low yield environment and consequent expense waivers and reimbursements. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board further noted that BlackRock has voluntarily agreed to a cap on the Fund’s total net operating expenses on a class-by-class basis. Additionally, the Board noted that BlackRock has voluntarily agreed to a cap on certain operational and networking fees for the Fund on a class-by-class basis. Finally, the Board noted that, to enable the Fund to maintain minimum levels of daily net investment income, BlackRock has voluntarily agreed to reduce the Fund’s expenses as necessary. This waiver and/or reimbursement may be discontinued at any time without notice.

The Board noted that the S&P 500 Index V.I. Fund’s contractual management fee rate ranked in the second quartile relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes voluntary breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board further noted that BlackRock has voluntarily agreed to a cap on the Fund’s total net operating expenses on a class-by-class basis. Additionally, the Board noted that BlackRock has voluntarily agreed to a cap on certain operational and networking fees for the Fund on a class-by-class basis.

The Board noted that the Total Return V.I. Fund’s contractual management fee rate ranked in the second quartile relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the aggregate assets of the Fund, combined with the assets of High Yield V.I. Fund, increase above certain contractually specified levels. The Board further noted that BlackRock has voluntarily agreed to a cap on the Fund’s total net operating expenses on a class-by-class basis. Additionally, the Board noted that BlackRock has voluntarily agreed to a cap on certain operational and networking fees for the Fund on a class-by-class basis.

The Board noted that the U.S. Government Bond V.I. Fund’s contractual management fee rate ranked in the second quartile relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board further noted that BlackRock has voluntarily agreed to a cap on the Fund’s total net operating expenses on a class-by-class basis. Additionally, the Board noted that BlackRock has voluntarily agreed to a cap on certain operational and networking fees for the Fund on a class-by-class basis.

The Board noted that the Value Opportunities V.I. Fund’s contractual management fee rate ranked in the first quartile relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board further noted that BlackRock has voluntarily

BLACKROCK VARIABLE SERIES FUNDS, INC.	JUNE 30, 2013

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements (concluded)

agreed to a cap on the Fund’s total net operating expenses on a class-by-class basis. Additionally, the Board noted that BlackRock has voluntarily agreed to a cap on certain operational and networking fees for the Fund on a class-by-class basis.

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of each Fund increase, as well as the existence of expense caps, as applicable. The Board also considered the extent to which each Fund benefits from such economies and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable each Fund to participate in these economies of scale, for example through the use of revised breakpoints, or with respect to the S&P 500 Index V.I. Fund, through the use of contractual breakpoints and/or revised voluntary breakpoints, in the advisory fee based upon the asset level of each Fund, and in the case of High Yield V.I. Fund and Total Return V.I. Fund, based on the combined assets of those two Funds. In its consideration, the Board Members took into account the existence of any expense caps and further considered the continuation and/or implementation, as applicable, of such caps.

E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from their respective relationships with each Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to each Fund, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

The Board further noted that, except with respect to Money Market V.I. Fund, it had considered the investment by BlackRock’s funds in ETFs without any offset against the management fees payable by the funds to BlackRock.

In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund market-place, and that shareholders are able to redeem their Fund shares if they believe that each Fund’s fees and expenses are too high or if they are dissatisfied with the performance of each Fund.

Conclusion

The Board, including all the Independent Board Members, approved the continuation of the Advisory Agreements between the Manager and the Corporation, on behalf of each Fund, for a one-year term ending June 30, 2014, and the Sub-Advisory Agreements between the Manager and the Sub-Advisors with respect to each Fund, as applicable, for a one-year term ending June 30, 2014. Based upon its evaluation of all of the aforementioned factors in their totality, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for each Fund reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. As a result, the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

BLACKROCK VARIABLE SERIES FUNDS, INC.	JUNE 30, 2013

Officers and Directors

Robert M. Hernandez, Chairman of the Board and Director

Fred G. Weiss, Vice Chairman of the Board and Director

Paul L. Audet, Director

James H. Bodurtha, Director

Bruce R. Bond, Director

Donald W. Burton, Director

Honorable Stuart E. Eizenstat, Director

Laurence D. Fink, Director

Kenneth A. Froot, Director

Henry Gabbay, Director

John F. O’Brien, Director

Roberta Cooper Ramo, Director

David H. Walsh, Director

John M. Perlowski, President and Chief Executive Officer

Brendan Kyne, Vice President

Neal Andrews, Chief Financial Officer

Jay Fife, Treasurer

Brian Kindelan, Chief Compliance Officer and Anti-Money Laundering Officer

Benjamin Archibald, Secretary

Investment Advisor

BlackRock Advisors, LLC

Wilmington, DE 19809

Sub-Advisors

BlackRock Financial Management, Inc.1

New York, NY 10055

BlackRock Investment Management LLC2

Princeton, NJ 08540

BlackRock International Limited3

Hong Kong

BlackRock (Hong Kong) Limited4

Hong Kong

BlackRock (Singapore) Limited4

079912 Singapore

Accounting Agent and Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Wilmington, DE 19809

Custodians

The Bank of New York Mellon5

New York, NY 10286

Brown Brothers Harriman & Co.6

Boston, MA 02109

Distributor

BlackRock Investments, LLC

New York, NY 10022

Legal Counsel

Willkie Farr & Gallagher LLP

New York, NY 10019

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

Philadelphia, PA 19103

Address of the Funds

100 Bellevue Parkway

Wilmington, DE 19809

[1]	For BlackRock High Yield V.I. Fund, BlackRock Managed Volatility V.I. Fund, BlackRock Total Return V.I. Fund and BlackRock U.S. Government Bond V.I. Fund.

[2]	For all Funds except BlackRock High Yield V.I. Fund, BlackRock International V.I. Fund, BlackRock Total Return V.I. Fund and BlackRock U.S. Government Bond V.I. Fund.

[3]	For BlackRock International V.I. Fund.

[4]	For BlackRock Managed Volatility V.I. Fund.

[5]	For all Funds except BlackRock Global Allocation V.I. Fund, BlackRock International V.I. Fund and BlackRock Large Cap Growth V.I. Fund.

[6]	For BlackRock Global Allocation V.I. Fund, BlackRock International V.I. Fund and BlackRock Large Cap Growth V.I. Fund.

BLACKROCK VARIABLE SERIES FUNDS, INC.	JUNE 30, 2013

Additional Information

General Information

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available, upon request and without charge (1) at http://www.blackrock.com, or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

BLACKROCK VARIABLE SERIES FUNDS, INC.	JUNE 30, 2013

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[THIS PAGE INTENTIONALLY LEFT BLANK]

This report is only for distribution to shareholders of the Funds of BlackRock Variable Series Funds, Inc. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of non-money market fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Investment in foreign securities involves special risks including fluctuating foreign exchange rates, foreign government regulations, differing degrees of liquidity and the possibility of substantial volatility due to adverse political, economic or other developments.

VS-6/13-SAR

Transamerica BlackRock Tactical Allocation VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2013, and held for the entire period until June 30, 2013.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses(A)
Portfolio Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period(B)	Ending Account Value	Expenses Paid During Period(B)	Annualized Expense Ratio(C)
Transamerica BlackRock Tactical Allocation VP
Initial Class	$1,000.00	$1,037.60	$0.75	$1,023.79	$0.74	0.15%
Service Class	1,000.00	1,036.50	2.00	1,022.56	1.98	0.40

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (179 days), and divided by the number of days in the year (365 days).

(C)	Expense ratios do not include expenses of the investment companies in which the portfolio invests.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2013

(the following chart summarizes the Schedule of Investments of the portfolio by asset type)

(unaudited)

Asset Type	% of Net Assets
Fixed Income	40.2%
U.S. Equity	36.8
Tactical and Specialty	20.5
Global/International Equity	2.5
Other Assets and Liabilities - Net	(0.0	)(A)
Total	100.0%

(A)	Amount rounds to less than 0.1%

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica BlackRock Tactical Allocation VP

SCHEDULE OF INVESTMENTS

At June 30, 2013

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.0%
Fixed Income - 40.2%
Transamerica JPMorgan Core Bond VP (A)	16,322,384	$ 212,354,210
Transamerica PIMCO Total Return VP (A)	14,976,855	175,229,203
Global/International Equity - 2.5%
Transamerica MFS International Equity VP (A)	3,200,057	24,288,431
Tactical and Specialty - 20.5%
Transamerica Bond (B)	11,786,640	122,109,594
Transamerica Global Allocation (B)	6,805,773	76,224,662
U.S. Equity - 36.8%
Transamerica Barrow Hanley Dividend Focused VP (A)	3,069,168	52,482,775
Transamerica Jennison Growth VP (A)	5,760,858	53,287,937
Transamerica JPMorgan Enhanced Index VP (A)	6,573,043	100,567,562
Transamerica JPMorgan Mid Cap Value VP (A)	1,126,732	21,036,078
Transamerica Morgan Stanley Mid-Cap Growth VP (A) (C)	992,068	31,974,347
Transamerica Select Equity (B)	3,573,854	45,959,757
Transamerica WMC Diversified Growth VP (A)	1,816,195	49,818,223

Total Investment Companies (cost $927,194,157)		965,332,779

Total Investment Securities (cost $927,194,157) (D)		965,332,779
Other Assets and Liabilities - Net		(346,904)

Net Assets		$ 964,985,875

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	The portfolio invests its assets in the Initial Class shares of the affiliated portfolio of Transamerica Series Trust.
(B)	The portfolio invests its assets in the Class I2 shares of the affiliated series of Transamerica Funds.
(C)	Non-income producing security.
(D)	Aggregate cost for federal income tax purposes is $927,194,157. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $44,260,172 and $6,121,550, respectively. Net unrealized appreciation for tax purposes is $38,138,622.

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2013
ASSETS
Investment Securities
Investment Companies	$965,332,779	$—	$—	$965,332,779
Total Investment Securities	$965,332,779	$—	$—	$965,332,779

(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended June 30, 2013. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica BlackRock Tactical Allocation VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2013

(unaudited)

Assets:
Investments in affiliated investment companies, at value (cost: $927,194,157)	$965,332,779
Receivables:
Shares sold	1,974,624
Prepaid expenses	4,274

Total assets	967,311,677

Liabilities:
Accounts payable and accrued liabilities:
Shares redeemed	38,768
Affiliated investment securities purchased	1,935,856
Administration fees	18,466
Management and advisory fees	73,864
Distribution and service fees	183,856
Transfer agent fees	126
Trustees fees	316
Other	74,550

Total liabilities	2,325,802

Net assets	$964,985,875

Net assets consist of:
Capital stock ($0.01 par value)	$641,901
Additional paid-in capital	894,356,796
Undistributed (accumulated) net investment income (loss)	13,514,630
Undistributed (accumulated) net realized gain (loss) from investments in affiliated investment companies	18,333,926
Net unrealized appreciation (depreciation) on investments in affiliated investment companies	38,138,622

Net assets	$964,985,875

Net assets by class:
Initial Class	$4,150,110
Service Class	960,835,765
Shares outstanding:
Initial Class	395,550
Service Class	63,794,521
Net asset value and offering price per share:
Initial Class	$10.49
Service Class	15.06

STATEMENT OF OPERATIONS

For the period ended June 30, 2013

(unaudited)

Investment Income:
Dividend income from affiliated investment companies	$2,109,643

Total investment income	2,109,643

Expenses:
Management and advisory	432,975
Distribution and service:
Service Class	1,077,568
Transfer agent	3,313
Printing and shareholder reports	41,046
Custody	13,579
Administration	108,244
Legal	17,335
Audit and tax	6,516
Trustees	16,110
Other	9,898

Total expenses	1,726,584

Net investment income (loss)	383,059

Net realized gain (loss) on transactions from:
Investments in affiliated investment companies	3,944,476

Total realized gain (loss)	3,944,476

Net change in unrealized appreciation (depreciation) on:
Investments in affiliated investment companies	23,085,079

Net realized and change in unrealized gain (loss) on investments in affiliated investment companies	27,029,555

Net increase (decrease) in net assets resulting from operations	$27,412,614

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica BlackRock Tactical Allocation VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

(all amounts in thousands)

	June 30, 2013 (unaudited)	December 31, 2012
From operations:
Net investment income (loss)	$383,059	$13,130,690
Net realized gain (loss) on transactions from investments in affiliated investment companies	3,944,476	15,130,445
Net change in unrealized appreciation (depreciation) on investments in affiliated investment companies	23,085,079	20,910,192
Net increase (decrease) in net assets resulting from operations	27,412,614	49,171,327

Distributions to shareholders:
From net investment income:
Initial Class	—	(60,001)
Service Class	—	(8,446,368)
	—	(8,506,369)
From net realized gains:
Initial Class	—	(90,784)
Service Class	—	(13,909,247)
	—	(14,000,031)
Total distributions to shareholders	—	(22,506,400)

Capital share transactions:
Proceeds from shares sold:
Initial Class	1,156,053	2,539,161
Service Class	187,140,344	338,001,143
	188,296,397	340,540,304
Dividends and distributions reinvested:
Initial Class	—	150,785
Service Class	—	22,355,615
	—	22,506,400
Cost of shares redeemed:
Initial Class	(516,274)	(454,865)
Service Class	(15,332,051)	(16,894,431)
	(15,848,325)	(17,349,296)
Net increase (decrease) in net assets resulting from capital shares transactions	172,448,072	345,697,408

Net increase (decrease) in net assets	199,860,686	372,362,335

Net assets:
Beginning of period/year	765,125,189	392,762,854
End of period/year	$964,985,875	$765,125,189
Undistributed (accumulated) net investment income (loss)	$13,514,630	$13,131,571

Share activity:
Shares issued:
Initial Class	110,555	250,451
Service Class	12,398,165	23,427,396
	12,508,720	23,677,847
Shares issued-reinvested from dividends and distributions:
Initial Class	—	15,308
Service Class	—	1,577,672
	—	1,592,980
Shares redeemed:
Initial Class	(48,976)	(45,070)
Service Class	(1,015,571)	(1,175,022)
	(1,064,547)	(1,220,092)

Net increase (decrease) in shares outstanding:
Initial Class	61,579	220,689
Service Class	11,382,594	23,830,046
	11,444,173	24,050,735

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica BlackRock Tactical Allocation VP

FINANCIAL HIGHLIGHTS

For the period or years ended:

For a share outstanding throughout each period/year	Initial Class
	June 30, 2013 (unaudited)		December 31, 2012	December 31, 2011(A)
Net asset value
Beginning of period/year	$10.11		$9.68	$10.00
Investment operations
Net investment income (loss)(B)(C)	0.02		0.29	0.18
Net realized and unrealized gain (loss)	0.36		0.69	(0.50)
Total investment operations	0.38		0.98	(0.32)
Distributions
Net investment income	—		(0.22)	—
Net realized gains	—		(0.33)	—
Total distributions	—		(0.55)	—
Net asset value
End of period/year	$10.49		$10.11	$9.68
Total return(D)	3.76	%(E)	10.23%	(3.20	)%(E)
Net assets end of period/year (000’s)	$4,150		$3,377	$1,096
Ratio and supplemental data
Expenses to average net assets(F)
After (waiver/reimbursement) recapture	0.15	%(G)	0.17%	0.15	%(G)
Before (waiver/reimbursement) recapture	0.15	%(G)	0.17%	0.15	%(G)
Net investment income (loss) to average net assets(C)	0.33	%(G)	2.82%	2.77	%(G)
Portfolio turnover rate(H)	7	%(E)	23%	62	%(E)

(A)	Commenced operations on May 1, 2011.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the portfolio is affected by the timing of the declaration of dividends by the underlying affiliated investment companies in which the portfolio invests.
(D)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(E)	Not annualized.
(F)	Does not include expenses of the underlying affiliated investment companies in which the portfolio invests.
(G)	Annualized.
(H)	Does not include the portfolio activity of the underlying affiliated investment companies in which the portfolio invests.

For a share outstanding throughout each period/year	Service Class
	June 30, 2013 (unaudited)		December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009(A)
Net asset value
Beginning of period/year	$14.53		$13.70	$13.47	$12.19	$10.00
Investment operations
Net investment income (loss)(B)(C)	0.01		0.33	0.39	0.44	0.34
Net realized and unrealized gain (loss)	0.52		1.03	0.11	0.92	1.85
Total investment operations	0.53		1.36	0.50	1.36	2.19
Distributions
Net investment income	—		(0.20)	(0.15)	(0.05)	—
Net realized gains	—		(0.33)	(0.12)	(0.03)	—
Total distributions	—		(0.53)	(0.27)	(0.08)	—
Net asset value
End of period/year	$15.06		$14.53	$13.70	$13.47	$12.19
Total return(D)	3.65	%(E)	10.02%	3.74%	11.24%	21.90	%(E)
Net assets end of period/year (000’s)	$960,836		$761,748	$391,667	$192,908	$42,149
Ratio and supplemental data
Expenses to average net assets(F)
After (waiver/reimbursement) recapture	0.40	%(G)	0.42%	0.40%	0.42%	0.50	%(G)
Before (waiver/reimbursement) recapture	0.40	%(G)	0.42%	0.40%	0.41%	0.61	%(G)
Net investment income (loss) to average net assets(C)	0.09	%(G)	2.29%	2.85%	3.47%	4.36	%(G)
Portfolio turnover rate(H)	7	%(E)	23%	62%	46%	19	%(E)

(A)	Commenced operations on May 1, 2009.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the portfolio is affected by the timing of the declaration of dividends by the underlying affiliated investment companies in which the portfolio invests.
(D)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(E)	Not annualized.
(F)	Does not include expenses of the underlying affiliated investment companies in which the portfolio invests.
(G)	Annualized.
(H)	Does not include the portfolio activity of the underlying affiliated investment companies in which the portfolio invests.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica BlackRock Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2013

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica BlackRock Tactical Allocation VP (the “Portfolio”) is a series of TST.

The Portfolio currently offers two classes of shares: Initial Class and Service Class.

Transamerica Asset Management, Inc. (“TAM”) provides continuous and regular investment advisory services to the Portfolio. TAM acts as a manager of managers, providing advisory services that include, without limitation, the design and development of each Portfolio and its investment strategy and the ongoing review and evaluation of that investment strategy including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for each Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending and implementing fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolios’ investments; regular review of sub-adviser performance and holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation of portfolio holdings; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolios’ Board of Trustees; oversight of preparation of prospectuses, shareholder reports and other disclosure materials and filings; and oversight of other service providers to the Portfolios, such as the custodian, the transfer agent, the administrator, the distributor, the Portfolios’ independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations for the Portfolios; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment advisory services. Where TAM employs sub-advisers, the sub-advisers carry out and effectuate the investment strategy designed for the Portfolios by TAM and are responsible, subject to TAM’s and the Board of Trustees oversight, for the day-to-day management of the Portfolios and for making decisions to buy, hold or sell a particular security.

Transamerica Fund Services, Inc. (“TFS”) provides supervisory and administrative services to each Portfolio. TFS’s supervisory and administrative services include performing certain administrative services for the Portfolios and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided for the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TFS has outsourced the provision of certain services as described below; to the extent agreed upon by TFS and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of net asset values; shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; recommending and implementing fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and its dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; preparation of agendas and supporting documents for and minutes of meetings of Trustees and committees of Trustees; and preparation of regular communications with the Trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TFS to perform supervisory and administrative services to the Portfolio. State Street performs back office services to support TFS, including furnishing financial and performance information about the Portfolios for inclusion in regulatory filings and Trustee and shareholder reports; preparing drafts of regulatory filings, Trustee materials, tax returns, expenses and budgeting; tax compliance testing; and maintaining books and records. TFS pays all expenses it incurs in connection with providing these services in the Amended and Restated Services Agreement with the exception of the costs of certain services specifically assumed by the Portfolios, as numerated within the Statement of Operations.

This report should be read in conjunction with the Portfolio’s current prospectus, which contains additional information about the Portfolio, including investment objectives and strategies.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica BlackRock Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 1. (continued)

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend date, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class, based upon net assets. Each class bears its own specific expenses in addition to the non-class specific expenses.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The Portfolio’s Board of Trustees has delegated the valuation functions on a day-to-day basis to TAM, subject to board oversight. TAM has formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board of Trustees. These policies and procedures are reviewed at least annually by the Board of Trustees. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair market value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica BlackRock Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 2. (continued)

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Investment companies are valued at the net asset value (“NAV”) of the underlying portfolio. These securities are actively traded and no valuation adjustments are applied. Exchange-Traded Funds are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1 of the fair value hierarchy. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are unobservable will be valued based upon the NAVs of such investments and are categorized in Level 3 of the fair value hierarchy.

The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2013, is disclosed in the Valuation Summary of the Schedule of Investments.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.

TAM, the Portfolio’s investment adviser, is directly owned by Western Reserve Life Assurance Co. of Ohio and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. AUSA is wholly owned by Aegon USA, LLC (“Aegon USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Aegon USA is owned by Aegon US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

TFS is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or directors of TAM, TFS, and TCI. No interested trustee receives compensation from the Portfolio.

Investment advisory fees: The Portfolio pays management fees to TAM based on average daily net assets (“ANA”) at the following breakpoints:

First $1 billion	0.10%
Over $1 billion	0.08%

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

Expense limit	Maximum Operating Expense Limit Effective Through
0.25%	May 1, 2014

TAM is entitled to reimbursement by the Portfolio of fees waived and/or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit.

During the period ended June 30, 2013, there were no amounts reimbursed/waived or recaptured by TAM. There were no amounts available for recapture by TAM as of June 30, 2013.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica BlackRock Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 3. (continued)

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2014. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. The Portfolio pays TFS an annual fee of 0.025% of ANA. The Legal fees in the Statement of Operations are for fees paid to external legal counsel.

Transfer agent services: TFS provides transfer agency services under the Administrative Agreement and is compensated for such services under that agreement. For the period ended June 30, 2013 amounts paid to TFS by the Portfolio are included in Transfer Agent in the Statement of Operations and amounts payable to TFS as of June 30, 2013 are included in Transfer agent fees in the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), as elected by the Trustee.

NOTE 4. INVESTMENT TRANSACTIONS

The cost of affiliated investments purchased and proceeds from affiliated investments sold (excluding short-term securities) for the period ended June 30, 2013 were as follows:

Purchases of affiliated investments	$229,001,742
Proceeds from maturities and sales of affiliated investments	58,254,107

There were no transactions of U.S. Government securities during the period ended June 30, 2013.

NOTE 5. FEDERAL INCOME TAX MATTERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Portfolio’s tax provisions taken or expected to be taken for all open tax years 2009 - 2012, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other in the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

NOTE 6. SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica BlackRock Tactical Allocation VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board”) held on June 12-13, 2013, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica BlackRock Tactical Allocation VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”). The Board also reviewed and considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Investment Advisory Agreement, the “Agreements”) for the Portfolio between TAM and BlackRock Financial Management, Inc. (the “Sub-Adviser”).

Following their review and consideration, the Trustees determined that the terms of the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable and that the renewal of each of the Agreements is in the best interests of the Portfolio and its shareholders. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Agreements through June 30, 2014. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the Agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and/or their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM and the Sub-Adviser; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser.

The Board also considered the continuous and regular investment advisory and other services provided by TAM for the portion of the management fee it retains after payment of the sub-advisory fee. The Board noted that the investment advisory services include the design and development of the Portfolio and its investment strategy, TAM’s selection, ongoing oversight and monitoring of the Sub-Adviser, TAM’s daily supervision of the Portfolio’s investments and recommendations to change the Portfolio’s investment strategy or sub-adviser where it believes appropriate or advisable. The Board also noted that TAM provides services to all Transamerica mutual funds, including the Portfolio, in the form of oversight of the services provided by the funds’ administrator, custodian and transfer agent and supervision of the performance of recordkeeping, shareholder relations, regulatory reporting and compliance functions of the funds.

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2012.

The Board noted that the performance of the Initial Class of the Portfolio was in line with the median for its peer universe for the past 1-year period. The Board also noted that the performance of the Initial Class of the Portfolio was below its primary benchmark for the past 1-year period.

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be procured by TAM and provided by the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and that is competitive with other investment companies.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of other investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica BlackRock Tactical Allocation VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

Sub-Adviser for sub-advisory services, the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by TAM.

The Board noted that the Portfolio’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Initial Class of the Portfolio were below the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser and is paid by TAM and not the Portfolio. As a result, the Board principally considered the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any further economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from these economies of scale. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser and whether the Portfolio has achieved economies of scale in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered any other benefits derived by TAM, its affiliates and the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement is in the best interests of the Portfolio and its shareholders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica BNP Paribas Large Cap Growth VP

(formerly, Transamerica Multi Managed Large Cap Core VP)

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2013, and held for the entire period until June 30, 2013.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses(A)
Portfolio Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period(B)	Ending Account Value	Expenses Paid During Period(B)	Annualized Expense Ratio
Transamerica BNP Paribas Large Cap Growth VP
Initial Class	$1,000.00	$1,101.80	$4.17	$1,020.55	$4.01	0.81%
Service Class	1,000.00	1,100.80	5.46	1,019.32	5.25	1.06

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the portfolio’s annualized expense ratios (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (179 days), and divided by the number of days in the year (365 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2013

(the following chart summarizes the Schedule of Investments of the portfolio by asset type)

(unaudited)

Asset Type	% of Net Assets
Common Stocks	98.4%
Securities Lending Collateral	4.1
Investment Company	0.7
Convertible Preferred Stock	0.0	(A)
Other Assets and Liabilities - Net	(3.2)
Total	100.0%

(A)	Amount rounds to less than 0.1%.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica BNP Paribas Large Cap Growth VP

(formerly, Transamerica Multi Managed Large Cap Core VP)

SCHEDULE OF INVESTMENTS

At June 30, 2013

(unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCK - 0.0%
Automobiles - 0.0%
Better Place (A) (B) (C) (D)	237,480	$ 0

Total Convertible Preferred Stock (cost $593,700)		0

COMMON STOCKS - 98.4%
Aerospace & Defense - 3.9%
Honeywell International, Inc.	54,929	4,358,067
United Technologies Corp.	51,886	4,822,285
Airlines - 0.5%
Delta Air Lines, Inc. (D)	63,523	1,188,515
Beverages - 4.2%
Coca-Cola Co.	203,345	8,156,168
PepsiCo, Inc.	21,693	1,774,270
Biotechnology - 4.6%
Biogen IDEC, Inc. (D)	19,786	4,257,947
Celgene Corp. (D)	25,412	2,970,917
Gilead Sciences, Inc. (D)	71,668	3,670,118
Capital Markets - 1.3%
BlackRock, Inc. - Class A	12,215	3,137,423
Chemicals - 3.7%
Eastman Chemical Co.	47,604	3,332,756
LyondellBasell Industries NV - Class A	26,269	1,740,584
Monsanto Co.	37,718	3,726,538
Commercial Services & Supplies - 1.8%
Stericycle, Inc. (D)	25,015	2,762,407
Tyco International, Ltd.	45,535	1,500,378
Computers & Peripherals - 6.0%
Apple, Inc.	20,963	8,303,025
EMC Corp.	149,309	3,526,679
NetApp, Inc. (D)	61,968	2,341,151
Construction & Engineering - 0.8%
Fluor Corp.	31,855	1,889,320
Consumer Finance - 1.5%
American Express Co.	21,009	1,570,633
Discover Financial Services	40,454	1,927,228
Containers & Packaging - 0.8%
Ball Corp.	42,260	1,755,480
Diversified Financial Services - 0.6%
NASDAQ OMX Group, Inc.	43,190	1,416,200
Diversified Telecommunication Services - 1.9%
Verizon Communications, Inc.	90,997	4,580,789
Energy Equipment & Services - 3.3%
Cameron International Corp. (D)	46,423	2,839,231
FMC Technologies, Inc. (D) (E)	22,181	1,235,038
Schlumberger, Ltd.	53,128	3,807,152
Food & Staples Retailing - 2.1%
Costco Wholesale Corp.	44,558	4,926,778
Food Products - 1.3%
ConAgra Foods, Inc.	86,674	3,027,523
Health Care Equipment & Supplies - 2.0%
Abbott Laboratories	56,658	1,976,231
Covidien PLC	44,913	2,822,333
Health Care Providers & Services - 0.9%
McKesson Corp.	19,088	2,185,576

	Shares	Value
Hotels, Restaurants & Leisure - 4.8%
Chipotle Mexican Grill, Inc. - Class A (D)	10,748	$ 3,916,034
Las Vegas Sands Corp.	86,764	4,592,418
Marriott International, Inc. - Class A	70,159	2,832,319
Industrial Conglomerates - 1.3%
Danaher Corp.	48,525	3,071,633
Insurance - 0.7%
ACE, Ltd.	17,980	1,608,850
Internet & Catalog Retail - 2.5%
Amazon.com, Inc. (D)	21,622	6,004,213
Internet Software & Services - 5.5%
eBay, Inc. (D)	97,226	5,028,529
Google, Inc. - Class A (D)	8,994	7,918,048
IT Services - 6.3%
Accenture PLC - Class A	43,483	3,129,037
International Business Machines Corp.	21,107	4,033,759
Mastercard, Inc. - Class A	10,593	6,085,678
Teradata Corp. (D)	33,223	1,668,791
Life Sciences Tools & Services - 1.2%
Agilent Technologies, Inc.	63,710	2,724,240
Machinery - 1.2%
Cummins, Inc.	26,031	2,823,322
Media - 5.6%
Comcast Corp. - Class A	135,335	5,667,830
DIRECTV (D)	70,941	4,371,385
Walt Disney Co. - Class A	50,089	3,163,120
Oil, Gas & Consumable Fuels - 1.5%
Concho Resources, Inc. (D)	20,002	1,674,568
Pioneer Natural Resources Co.	12,076	1,748,001
Personal Products - 0.8%
Herbalife, Ltd. (E)	40,356	1,821,670
Pharmaceuticals - 3.2%
Allergan, Inc.	35,080	2,955,139
Mylan, Inc. (D)	88,650	2,750,809
Pfizer, Inc.	66,854	1,872,581
Real Estate Investment Trusts - 0.5%
Simon Property Group, Inc.	7,357	1,161,817
Road & Rail - 2.5%
JB Hunt Transport Services, Inc.	32,539	2,350,617
Union Pacific Corp.	22,767	3,512,493
Semiconductors & Semiconductor Equipment - 1.3%
Broadcom Corp. - Class A	91,071	3,074,557
Software - 6.9%
Intuit, Inc.	38,793	2,367,537
Microsoft Corp.	140,447	4,849,635
Oracle Corp.	232,860	7,153,459
VMware, Inc. - Class A (D) (E)	29,803	1,996,503
Specialty Retail - 4.9%
Dick’s Sporting Goods, Inc. (E)	71,137	3,561,118
Foot Locker, Inc.	92,634	3,254,233
Lowe’s Cos., Inc.	112,959	4,620,023
Textiles, Apparel & Luxury Goods - 1.8%
NIKE, Inc. - Class B	66,911	4,260,893

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica BNP Paribas Large Cap Growth VP

(formerly, Transamerica Multi Managed Large Cap Core VP)

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

	Shares	Value
Tobacco - 4.7%
Altria Group, Inc.	124,684	$ 4,362,693
Philip Morris International, Inc.	77,488	6,712,011

Total Common Stocks (cost $226,136,450)		232,228,303

INVESTMENT COMPANY - 0.7%
Capital Markets - 0.7%
iShares Dow Jones US Real Estate Index Fund (E)	26,677	1,771,086

Total Investment Company (cost $1,953,423)		1,771,086

	Shares	Value
SECURITIES LENDING COLLATERAL - 4.1%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.18% (F)	9,573,762	$ 9,573,762

Total Securities Lending Collateral (cost $9,573,762)		9,573,762

Total Investment Securities (cost $238,257,335) (G)		243,573,151
Other Assets and Liabilities - Net		(7,454,477)

Net Assets		$ 236,118,674

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is $0, or less than 0.01% of the portfolio’s net assets.
(B)	Restricted security. At 06/30/2013, the portfolio owned the respective securities which were restricted as to public resale:

Investment Securities	Description	Acquisition Date	Cost	Value	Value as % of Net Assets
Convertible Preferred Stock	Better Place	01/25/2010	$593,700	$0	0.00%

(C)	Illiquid. Total aggregate market value of illiquid securities is $0, or less than 0.01% of the portfolio’s net assets.
(D)	Non-income producing security.
(E)	All or a portion of this security is on loan. The value of all securities on loan is $9,352,235. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(F)	Rate shown reflects the yield at June 30, 2013.
(G)	Aggregate cost for federal income tax purposes is $238,257,335. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $12,707,572 and $7,391,756, respectively. Net unrealized appreciation for tax purposes is $5,315,816.

VALUATION SUMMARY: (H)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2013
ASSETS
Investment Securities
Convertible Preferred Stock
Automobiles	$—	$—	$0	$0
Common Stocks	232,228,303	—	—	232,228,303
Investment Company	1,771,086	—	—	1,771,086
Securities Lending Collateral	9,573,762	—	—	9,573,762
Total Investment Securities	$243,573,151	$—	$0	$243,573,151

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2013
LIABILITIES
Other Liabilities (I)
Collateral for Securities on Loan	$—	$(9,573,762)	$—	$(9,573,762)
Due to Custodian	(4,900)	—	—	(4,900)
Total Other Liabilities	$(4,900)	$(9,573,762)	$—	$(9,578,662)

(H)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended June 30, 2013. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
(I)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica BNP Paribas Large Cap Growth VP

(formerly, Transamerica Multi Managed Large Cap Core VP)

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

VALUATION SUMMARY (continued):

Level 3 Rollforward - Investment Securities

Securities	Beginning Balance at December 31, 2012	Purchases	Sales	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) (J)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at June 30, 2013 (K)	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at June 30, 2013 (J)
Convertible Preferred Stock	$71,244	$—	$—	$—	$—	$(71,244)	$—	$—	$0	$(71,244)

(J)	Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on Investments Held at June 30, 2013 may be due to an investment no longer held or categorized as Level 3 at period end.
(K)	Inputs used in the valuation of the Level 3 securities were not considered significant unobservable inputs.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica BNP Paribas Large Cap Growth VP

(formerly, Transamerica Multi Managed Large Cap Core VP)

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2013

(unaudited)

Assets:
Investment securities, at value (cost: $238,257,335) (including securities loaned of $9,352,235)	$243,573,151
Receivables:
Shares sold	44,292
Investment securities sold	12,093,312
Dividends	283,565
Dividend reclaims	30,395
Securities lending income (net)	5,065
Prepaid expenses	1,252

Total assets	256,031,032

Liabilities:
Due to custodian	4,900
Accounts payable and accrued liabilities:
Shares redeemed	14,001
Investment securities purchased	10,151,665
Administration fees	4,625
Management and advisory fees	127,056
Distribution and service fees	6,377
Transfer agent fees	33
Trustees fees	92
Other	29,847
Collateral for securities on loan	9,573,762

Total liabilities	19,912,358

Net assets	$236,118,674

Net assets consist of:
Capital stock ($0.01 par value)	$122,362
Additional paid-in capital	195,384,301
Undistributed (accumulated) net investment income (loss)	3,442,890
Undistributed (accumulated) net realized gain (loss) from investment securities and foreign currency transactions	31,851,767
Net unrealized appreciation (depreciation) on:
Investment securities	5,315,816
Translation of assets and liabilities denominated in foreign currencies	1,538

Net assets	$236,118,674

Net assets by class:
Initial Class	$203,591,476
Service Class	32,527,198
Shares outstanding:
Initial Class	10,572,073
Service Class	1,664,121
Net asset value and offering price per share:
Initial Class	$19.26
Service Class	19.55

STATEMENT OF OPERATIONS

For the period ended June 30, 2013

(unaudited)

Investment Income:
Dividend income (net of withholding taxes on foreign dividends of $62,208)	$1,831,688
Interest income	933
Securities lending income (net)	58,873

Total investment income	1,891,494

Expenses:
Management and advisory	849,824
Distribution and service:
Service Class	40,817
Transfer agent	892
Printing and shareholder reports	14,298
Custody	31,135
Administration	29,323
Legal	5,860
Audit and tax	6,455
Trustees	4,269
Other	3,014

Total expenses	985,887

Expenses recaptured	2,190

Net expenses	988,077

Net investment income (loss)	903,417

Net realized gain (loss) on transactions from:
Investment securities	58,176,139
Foreign currency transactions	122,334

Total realized gain (loss)	58,298,473

Net change in unrealized appreciation (depreciation) on:
Investment securities	(36,772,436)
Translation of assets and liabilities denominated in foreign currencies	178,144

Net change in unrealized appreciation (depreciation)	(36,594,292)

Net realized and change in unrealized gain (loss)	21,704,181

Net increase (decrease) in net assets resulting from operations	$22,607,598

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica BNP Paribas Large Cap Growth VP

(formerly, Transamerica Multi Managed Large Cap Core VP)

STATEMENT OF CHANGES IN NET ASSETS

For the year and period ended:

	June 30, 2013 (unaudited)	December 31, 2012
From operations:
Net investment income (loss)	$903,417	$2,728,386
Net realized gain (loss) from investment securities and foreign currency transactions	58,298,473	14,941,962
Net change in unrealized appreciation (depreciation) on investment securities and foreign currency translations	(36,594,292)	16,542,956
Net increase (decrease) in net assets resulting from operations	22,607,598	34,213,304

Distributions to shareholders:
From net investment income:
Initial Class	—	(1,623,599)
Service Class	—	(160,709)
Total distributions to shareholders	—	(1,784,308)

Capital share transactions:
Proceeds from shares sold:
Initial Class	7,923,501	10,037,460
Service Class	6,756,987	12,039,745
	14,680,488	22,077,205
Dividends and distributions reinvested:
Initial Class	—	1,623,599
Service Class	—	160,709
	—	1,784,308
Cost of shares redeemed:
Initial Class	(17,252,467)	(35,365,037)
Service Class	(5,102,897)	(6,402,557)
	(22,355,364)	(41,767,594)
Net increase (decrease) in net assets resulting from capital shares transactions	(7,674,876)	(17,906,081)

Net increase (decrease) in net assets	14,932,722	14,522,915

Net assets:
Beginning of period/year	221,185,952	206,663,037
End of period/year	$236,118,674	$221,185,952
Undistributed (accumulated) net investment income (loss)	$3,442,890	$2,539,474

Share activity:
Shares issued:
Initial Class	414,431	601,409
Service Class	356,715	707,428
	771,146	1,308,837
Shares issued-reinvested from dividends and distributions:
Initial Class	—	97,925
Service Class	—	9,532
	—	107,457
Shares redeemed:
Initial Class	(904,114)	(2,118,120)
Service Class	(259,124)	(379,064)
	(1,163,238)	(2,497,184)

Net increase (decrease) in shares outstanding:
Initial Class	(489,683)	(1,418,786)
Service Class	97,591	337,896
	(392,092)	(1,080,890)

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica BNP Paribas Large Cap Growth VP

(formerly, Transamerica Multi Managed Large Cap Core VP)

FINANCIAL HIGHLIGHTS

For the period or years ended:

For a share outstanding throughout each period/year	Initial Class
	June 30, 2013 (unaudited)		December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
Net asset value
Beginning of period/year	$17.48		$15.05	$15.52	$13.12	$9.09	$19.04
Investment operations
Net investment income (loss) (A)	0.08		0.21	0.13	0.11	0.10	0.18
Net realized and unrealized gain (loss)	1.70		2.36	(0.48)	2.38	4.02	(7.25)
Total investment operations	1.78		2.57	(0.35)	2.49	4.12	(7.07)
Distributions
Net investment income	—		(0.14)	(0.12)	(0.09)	(0.09)	(0.23)
Net realized gains	—		—	—	—	—	(2.65)
Total distributions	—		(0.14)	(0.12)	(0.09)	(0.09)	(2.88)
Net asset value
End of period/year	$19.26		$17.48	$15.05	$15.52	$13.12	$9.09
Total return(B)	10.18	%(C)	17.13%	(2.27)%	19.17%	45.41%	(42.08)%
Net assets end of period/year (000’s)	$203,591		$193,359	$187,862	$206,764	$199,996	$73,100
Ratio and supplemental data
Expenses to average net assets
After (waiver/reimbursement) recapture	0.81	%(D)	0.84%	0.82%	0.84%	0.84%	0.83%
Before (waiver/reimbursement) recapture	0.81	%(D)	0.84%	0.82%	0.83%	0.85%	0.83%
Net investment income (loss) to average net assets	0.80	%(D)	1.26%	0.82%	0.79%	0.91%	1.20%
Portfolio turnover rate	113	%(C) (E)	32%	27%	27%	73%	37%

(A)	Calculated based on average number of shares outstanding.
(B)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(C)	Not annualized.
(D)	Annualized.
(E)	Increase in portfolio turnover rate was triggered by a change in the portfolio’s sub-adviser.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

For a share outstanding throughout each period/year	Service Class
	June 30, 2013 (unaudited)		December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
Net asset value
Beginning of period/year	$17.76		$15.30	$15.79	$13.36	$9.27	$19.36
Investment operations
Net investment income (loss) (A)	0.05		0.17	0.09	0.07	0.07	0.14
Net realized and unrealized gain (loss)	1.74		2.40	(0.49)	2.43	4.10	(7.38)
Total investment operations	1.79		2.57	(0.40)	2.50	4.17	(7.24)
Distributions
Net investment income	—		(0.11)	(0.09)	(0.07)	(0.08)	(0.20)
Net realized gains	—		—	—	—	—	(2.65)
Total distributions	—		(0.11)	(0.09)	(0.07)	(0.08)	(2.85)
Net asset value
End of period/year	$19.55		$17.76	$15.30	$15.79	$13.36	$9.27
Total return(B)	10.08	%(C)	16.83%	(2.53)%	18.87%	45.09%	(42.20)%
Net assets end of period/year (000’s)	$32,527		$27,827	$18,801	$16,733	$12,453	$1,852
Ratio and supplemental data
Expenses to average net assets
After (waiver/ reimbursement) recapture	1.06	%(D)	1.09%	1.07%	1.09%	1.09%	1.08%
Before (waiver/ reimbursement) recapture	1.06	%(D)	1.09%	1.07%	1.08%	1.10%	1.08%
Net investment income (loss) to average net assets	0.56	%(D)	1.01%	0.58%	0.54%	0.65%	0.98%
Portfolio turnover rate	113	%(C) (E)	32%	27%	27%	73%	37%

(A)	Calculated based on average number of shares outstanding.
(B)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(C)	Not annualized.
(D)	Annualized.
(E)	Increase in portfolio turnover rate was triggered by a change in the portfolio’s sub-adviser.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica BNP Paribas Large Cap Growth VP

(formerly, Transamerica Multi Managed Large Cap Core VP)

NOTES TO FINANCIAL STATEMENTS

At June 30, 2013

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Effective May 1, 2013, Transamerica Multi Managed Large Cap Core VP changed its name to Transamerica BNP Paribas Large Cap Growth VP (the “Portfolio”). The Portfolio is a series of TST.

The Portfolio currently offers two classes of shares: Initial Class and Service Class.

Transamerica Asset Management, Inc. (“TAM”) provides continuous and regular investment advisory services to the Portfolio. TAM acts as a manager of managers, providing advisory services that include, without limitation, the design and development of each Portfolio and its investment strategy and the ongoing review and evaluation of that investment strategy including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for each Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending and implementing fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolios’ investments; regular review of sub-adviser performance and holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation of portfolio holdings; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolios’ Board of Trustees; oversight of preparation of prospectuses, shareholder reports and other disclosure materials and filings; and oversight of other service providers to the Portfolios, such as the custodian, the transfer agent, the administrator, the distributor, the Portfolios’ independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations for the Portfolios; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment advisory services. Where TAM employs sub-advisers, the sub-advisers carry out and effectuate the investment strategy designed for the Portfolios by TAM and are responsible, subject to TAM’s and the Board of Trustees oversight, for the day-to-day management of the Portfolios and for making decisions to buy, hold or sell a particular security.

Transamerica Fund Services, Inc. (“TFS”) provides supervisory and administrative services to each Portfolio. TFS’s supervisory and administrative services include performing certain administrative services for the Portfolios and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided for the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TFS has outsourced the provision of certain services as described below; to the extent agreed upon by TFS and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of net asset values; shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; recommending and implementing fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and its dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; preparation of agendas and supporting documents for and minutes of meetings of Trustees and committees of Trustees; and preparation of regular communications with the Trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TFS to perform supervisory and administrative services to the Portfolio. State Street performs back office services to support TFS, including furnishing financial and performance information about the Portfolios for inclusion in regulatory filings and Trustee and shareholder reports; preparing drafts of regulatory filings, Trustee materials, tax returns, expenses and budgeting; tax compliance testing; and maintaining books and records. TFS pays all expenses it incurs in connection with providing these services in the Amended and Restated Services Agreement with the exception of the costs of certain services specifically assumed by the Portfolios, as numerated within the Statement of Operations.

This report should be read in conjunction with the Portfolio’s current prospectus, which contains additional information about the Portfolio, including investment objectives and strategies.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica BNP Paribas Large Cap Growth VP

(formerly, Transamerica Multi Managed Large Cap Core VP)

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 1. (continued)

Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of securities exposes the Portfolio to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrowed.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio (“Navigator”), a money market mutual fund registered under the 1940 Act. The Transamerica Asset Management family of mutual funds is a significant shareholder of the Navigator as of June 30, 2013. No individual portfolio has a significant holding in the Navigator.

By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees.

Such income is reflected separately in the Statement of Operations. Income from loaned securities in the Statement of Operations is net of fees and rebates earned by the lending agent for its services. The value of loaned securities and related collateral outstanding at June 30, 2013 are shown in the Schedule of Investments and the Statement of Assets and Liabilities.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rates in effect when the investment was acquired. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country, or region.

Foreign taxes: The Portfolio may be subjected to taxes imposed by the countries in which they invest, with respect to their investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Restricted and illiquid securities: The Portfolio may invest in unregulated or restricted securities. Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

The restricted and illiquid securities at June 30, 2013 are listed in the Schedule of Investments.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, has elected to place security transactions of the Portfolio with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions paid by the Portfolio be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

Commissions recaptured during the period ended June 30, 2013 of $7,234 are included in net realized gain (loss) in the Statement of Operations.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica BNP Paribas Large Cap Growth VP

(formerly, Transamerica Multi Managed Large Cap Core VP)

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 1. (continued)

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend date, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class, based upon net assets. Each class bears its own specific expenses in addition to the non-class specific expenses.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The Portfolio’s Board of Trustees has delegated the valuation functions on a day-to-day basis to TAM, subject to board oversight. TAM has formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board of Trustees. These policies and procedures are reviewed at least annually by the Board of Trustees. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair market value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica BNP Paribas Large Cap Growth VP

(formerly, Transamerica Multi Managed Large Cap Core VP)

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 2. (continued)

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

For assets and liabilities using significant unobservable inputs (Level 3) GAAP requires a reconciliation of the beginning to the ending balances for reported market values that presents changes attributed to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The Level 3 reconciliation, if any, is disclosed in the Valuation Summary of the respective Portfolio’s Schedule of Investments.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Investment companies are valued at the net asset value (“NAV”) of the underlying portfolio. These securities are actively traded and no valuation adjustments are applied. Exchange-Traded Funds are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1 of the fair value hierarchy. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are unobservable will be valued based upon the NAVs of such investments and are categorized in Level 3 of the fair value hierarchy.

Equity securities (common and preferred stocks): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2 or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the net asset value of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Restricted securities (equity and debt): The Portfolio may invest in unregulated or otherwise restricted securities. Restricted securities for which quotations are not readily available are valued at fair value as determined in good faith by TAM’s Valuation Committee under the supervision of the Portfolio’s Board of Trustees. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Derivative instruments: Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in level 1 of the fair value hierarchy. Over the counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. A substantial majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized in level 2 of the fair value hierarchy or in Level 3 if inputs are unobservable.

The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2013, is disclosed in the Valuation Summary of the Schedule of Investments.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica BNP Paribas Large Cap Growth VP

(formerly, Transamerica Multi Managed Large Cap Core VP)

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.

TAM, the Portfolio’s investment adviser, is directly owned by Western Reserve Life Assurance Co. of Ohio and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. AUSA is wholly owned by Aegon USA, LLC (“Aegon USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Aegon USA is owned by Aegon US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

TFS is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or directors of TAM, TFS, and TCI. No interested trustee receives compensation from the Portfolio.
Investment advisory fees: The Portfolio pays management fees to TAM based on average daily net assets (“ANA”) at the following breakpoints:

Effective May 1, 2013
First $250 million	0.675%
Over $250 million up to $1 billion	0.650%
Over $1 billion	0.600%

Prior to May 1, 2013
First $250 million	0.750%
Over $250 million	0.700%

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

Expense limit	Maximum Operating Expense Limit Effective Through
0.84%	May 1, 2014

TAM is entitled to reimbursement by the Portfolio of fees waived and/or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit.

During the period ended June 30, 2013, the amount recaptured by TAM was $2,190. There were no amounts available for recapture by TAM as of June 30, 2013.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica BNP Paribas Large Cap Growth VP

(formerly, Transamerica Multi Managed Large Cap Core VP)

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 3. (continued)

The Portfolio is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2014. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. The Portfolio pays TFS an annual fee of 0.025% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Transfer agent services: TFS provides transfer agency services under the Administrative Agreement and is compensated for such services under that agreement. For the period ended June 30, 2013 amounts paid to TFS by the Portfolio are included in Transfer Agent in the Statement of Operations and amounts payable to TFS as of June 30, 2013 are included in Transfer agent fees in the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), as elected by the Trustee.

NOTE 4. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2013 were as follows:

Purchases of securities:
Long-term	$259,215,768
U.S. Government	—
Proceeds from maturities and sales of securities:
Long-term	263,521,221
U.S. Government	—

NOTE 5. DERIVATIVE FINANCIAL INSTRUMENTS

The Portfolio is subject to various risks in the normal course of pursuing its investment objective. The volume of forward foreign currency contracts held throughout the period decreased from 14 contracts to zero contracts. The table below highlights the types of risks associated with the Portfolio and how the aforementioned derivative instruments are used to mitigate such risks:

Effect of Derivative Instruments in the Statement of Operations for the period ended June 30, 2013:

Derivatives not accounted for as hedging instruments

Location	Foreign exchange contracts
Net Realized Gain (Loss) on derivatives recognized in income
Net realized gain (loss) on forward foreign currency contracts (A)	$149,130
Net change in Unrealized Appreciation (Depreciation) on derivatives recognized in income
Net change in unrealized appreciation (depreciation) on forward foreign currency translations (B)	178,736
Total	$327,866
(A)	Included within Net realized gain (loss) on transactions from Foreign currency transactions.
(B)	Included within Net change in unrealized appreciation (depreciation) on Translation of assets and liabilities denominated in foreign currencies.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica BNP Paribas Large Cap Growth VP

(formerly, Transamerica Multi Managed Large Cap Core VP)

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 5. (continued)

For non-exchange traded derivatives (swaps and forward foreign currency contracts), under standard derivatives agreements, the Portfolio may be required to post collateral on derivatives if the Portfolio is in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.

NOTE 6. FEDERAL INCOME TAX MATTERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Portfolio’s tax provisions taken or expected to be taken for all open tax years 2009 - 2012, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other in the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

NOTE 7. SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica BNP Paribas Large Cap Growth VP

(formerly, Transamerica Multi Managed Large Cap Core VP)

INVESTMENT ADVISORY AGREEMENT – CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board”) held on June 12-13, 2013, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica BNP Paribas Large Cap Growth VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”).

Following their review and consideration, the Trustees determined that the terms of the Investment Advisory Agreement are reasonable and that the renewal of the Investment Advisory Agreement is in the best interests of the Portfolio and its shareholders. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Investment Advisory Agreement through June 30, 2014. In reaching their decision, the Trustees requested and received from TAM such information as they deemed reasonably necessary to evaluate the Investment Advisory Agreement. The Trustees also considered information they had previously received from TAM as part of their regular oversight of the Portfolio, as well as comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Investment Advisory Agreement, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and/or their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; and TAM’s management oversight process.

The Board also considered the continuous and regular investment advisory and other services provided by TAM for the portion of the management fee it retains after payment of the sub-advisory fee to the Portfolio’s sub-adviser. The Board noted that the investment advisory services include the design and development of the Portfolio and its investment strategy, TAM’s selection, ongoing oversight and monitoring of the Sub-Adviser, TAM’s daily supervision of the Portfolio’s investments and recommendations to change the Portfolio’s investment strategy or sub-adviser where it believes appropriate or advisable. The Board also noted that TAM provides services to all Transamerica mutual funds, including the Portfolio, in the form of oversight of the services provided by the funds’ administrator, custodian and transfer agent and supervision of the performance of recordkeeping, shareholder relations, regulatory reporting and compliance functions of the funds.

Based on these considerations, the Board determined that TAM can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2012.

The Board noted that the performance of the Initial Class of the Portfolio was above the median for its peer universe for the past 1-, 3-, 5- and 10-year periods. The Board also noted that the performance of the Initial Class of the Portfolio was above its benchmark for the past 1-, 3-, 5- and 10-year periods. The Trustees discussed the reasons for the underperformance with TAM and agreed to continue to monitor the performance of the Portfolio. The Board noted that it had approved changes to the Portfolio’s investment objective and strategies together with replacement of the Portfolio’s sub-adviser during the past year and that the performance included management by the previous sub-adviser in accordance with the prior strategies. The Trustees noted that TAM intends to monitor and report to the Board on the portfolio manager transition and performance going forward.

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be procured by TAM, the Board concluded that TAM is capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and that is competitive with other investment companies.

Management Fee and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of other investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica BNP Paribas Large Cap Growth VP

(formerly, Transamerica Multi Managed Large Cap Core VP)

INVESTMENT ADVISORY AGREEMENT – CONTRACT RENEWAL (continued)

Sub-Adviser for sub-advisory services, the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by TAM.

The Board noted that the Portfolio’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Initial Class of the Portfolio were above the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management fee to be received by TAM under the Investment Advisory Agreement is reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any further economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from these economies of scale. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and whether the Portfolio has achieved economies of scale in the future.

Benefits to TAM or its Affiliates from their Relationships with the Portfolio

The Board considered any other benefits derived by TAM and its affiliates from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Portfolio’s sub-adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement is in the best interests of the Portfolio and its shareholders and voted to approve the renewal of the Investment Advisory Agreement.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica BNP Paribas Large Cap Growth VP

(formerly, Transamerica Multi Managed Large Cap Core VP)

APPROVAL OF NEW INVESTMENT SUB-ADVISORY AGREEMENT

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board” or “Board Members”) held on January 24, 2013, the Board considered the termination of Morgan Stanley Investment Management (“Morgan Stanley”) and Invesco Advisers, Inc. (“Invesco”) as sub-advisers to Transamerica BNP Paribas Large Cap Growth VP (formerly, Transamerica Multi Managed Large Cap Core VP) ( the “Portfolio”) and the approval of a new investment sub-advisory agreement between Transamerica Asset Management, Inc. (“TAM”) and BNP Paribas Asset Management, Inc. (“BNP”) (the “New-Sub-Advisory Agreement”) for the Portfolio.

Following their review and consideration, the Board Members determined that the terms of the New Sub-Advisory Agreement are reasonable and that the termination of Morgan Stanley and Invesco as sub-advisers to the Portfolio and approval of the New Sub-Advisory Agreement is in the best interests of the Portfolio and its shareholders. The Board, including the independent members of the Board (the “Independent Board Members”), unanimously approved the New Sub-Advisory Agreement for an initial two-year period and authorized TAM to terminate the sub-advisory agreement with Morgan Stanley and Invesco.

To assist the Board Members in their consideration of the New Sub-Advisory Agreement, the Board Members received in advance of the Meeting certain materials and information. In addition, the Independent Board Members consulted with their independent legal counsel, discussing, among other things, the legal standards and certain other considerations relevant to the Board Members’ deliberations.

Among other matters, the Board considered:

(a)	that TAM advised the Board that the appointment of BNP is not expected to result in any diminution in the nature, extent and quality of services provided to the Portfolio and its shareholders, including compliance services;

(b)	that BNP is an experienced and respected asset management firm and that BNP has the capabilities, resources and personnel necessary to provide sub-advisory services to the Portfolio, based on an assessment of the services that BNP provides to another Transamerica fund;

(c)	the proposed responsibilities of BNP for the Portfolio and the services expected to be provided by it;

(d)	the fact that the sub-advisory fee payable to BNP would be paid by TAM and not the Portfolio;

(e)	that the advisory fee rate paid by the Portfolio to TAM would be reduced in connection with the sub-adviser change, and that the sub-advisory fee to be paid by TAM to BNP is reasonable in light of the services to be provided; and

(f)	that TAM recommended to the Board that BNP be appointed as sub-adviser to the Portfolio based on its desire to engage an investment sub-adviser with a proven track record.

A discussion followed that included additional consideration of these and other matters.

In their deliberations, the Board Members evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the considerations discussed here, among others, although they did not identify any consideration or particular information that was controlling of their decisions, and each Board Member may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services to be Provided. In evaluating the nature, extent and quality of the services to be provided by BNP under the New Sub-Advisory Agreement, the Board considered, among other things, information and assurances provided by TAM and BNP as to the operations, facilities, organization and personnel of BNP, the anticipated ability of BNP to perform its duties under the New Sub-Advisory Agreement, and the anticipated changes to the current investment program and other practices of the Portfolio. The Board considered the proposed changes to the Portfolio’s investment objective, principal investment strategies, and benchmark as well as the change to the Portfolio’s name. The Board considered that TAM has advised the Board that the appointment of BNP is not expected to result in any diminution in the nature, extent and quality of services provided to the Portfolio and its shareholders, including compliance services. The Board considered that BNP is an experienced and respected asset management firm and that TAM believes that BNP has the capabilities, resources and personnel necessary to provide sub-advisory services to the Portfolio, based on the assessment of the services that BNP provides to another Transamerica fund.

Based on their review of the materials provided and the assurances they had received from TAM, the Board determined that BNP can provide sub-advisory services that are appropriate in scope and extent in light of the proposed investment program for the Portfolio and that BNP’s appointment is not expected to adversely affect the nature, extent and quality of services provided to the Portfolio.

Investment Performance. The Board considered BNP’s performance, investment management experience, capabilities and resources, including with respect to the other Transamerica fund that it sub-advises. The Board reviewed the performance of the Portfolio as compared to the composite performance of the strategy to be followed by BNP, which compared favorably to that of the Portfolio and its peer group for the 1-, 3- and 5-year periods (annualized) ended September 30, 2012. The Board Members further

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica BNP Paribas Large Cap Growth VP

(formerly, Transamerica Multi Managed Large Cap Core VP)

APPROVAL OF NEW INVESTMENT SUB-ADVISORY AGREEMENT (continued)

noted that TAM believes that the appointment of BNP could benefit shareholders by offering them the potential for improved performance based on the historical comparisons, but were unable to predict what effect execution of the New Sub-Advisory Agreement would actually have on the future performance of the Portfolio.

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided by BNP, the Board concluded that BNP is capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies.

Sub-Advisory Fee, Cost of Services Provided and Profitability. The Board considered the proposed sub-advisory fee rate under the New Sub-Advisory Agreement, including the change in the portion of the Portfolio’s advisory fee retained by TAM following payment of the sub-advisory fee that would result at certain asset levels from implementation of the New Sub-Advisory Agreement. The Board noted that the advisory fee rate payable by the Portfolio would also be reduced in connection with the sub-adviser change, which would benefit the Portfolio and its shareholders. The Board also noted that the Portfolio does not pay the sub-advisory fee. On the basis of these considerations, together with the other information it considered, the Board determined that the sub-advisory fee to be received by BNP under the New Sub-Advisory Agreement is reasonable in light of the services to be provided.

With respect to BNP’s costs and profitability in providing services to the Portfolio, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and BNP. As a result, the Board did not consider BNP’s anticipated profitability as material to its decision to approve the New Sub-Advisory Agreement.

Economies of Scale. The Board considered the sub-advisory fee schedule and the existence of breakpoints, noting that additional breakpoints would be added to the Portfolio’s advisory fee schedule in connection with the sub-adviser change. The Board also considered that the sub-advisory fees would be based on the aggregate assets of the Portfolio and another fund sub-advised by BNP. The Board considered that TAM also believes that the appointment of BNP as sub-adviser has the potential to attract additional assets because of BNP’s asset management capabilities. The Board Members concluded that they would have the opportunity to periodically reexamine whether the Portfolio has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees payable by TAM to BNP, in the future.

Fall-Out Benefits. The Board considered any other benefits to be derived by BNP from its relationship with the Portfolio. The Board noted that TAM would not realize soft dollar benefits from its relationship with BNP, and that BNP may engage in soft dollar arrangements consistent with applicable law and “best execution” requirements.

Conclusion. After consideration of the factors described above, as well as other factors, the Board Members, including all of the Independent Board Members, concluded that the approval of the New Sub-Advisory Agreement is in the best interests of the Portfolio and its shareholders and voted to approve the New Sub-Advisory Agreement.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Clarion Global Real Estate Securities VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2013, and held for the entire period until June 30, 2013.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses(A)
Portfolio Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period(B)	Ending Account Value	Expenses Paid During Period(B)	Annualized Expense Ratio
Transamerica Clarion Global Real Estate Securities VP
Initial Class	$1,000.00	$1,009.20	$4.43	$1,020.11	$4.46	0.90%
Service Class	1,000.00	1,008.90	5.66	1,018.88	5.69	1.15

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the porfolio’s annualized expense ratios (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (179 days), and divided by the number of days in the year (365 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2013

(the following chart summarizes the Schedule of Investments of the portfolio by asset type)

(unaudited)

Asset Type	% of Net Assets
Common Stocks	98.9%
Securities Lending Collateral	4.5
Repurchase Agreement	0.0	(A)
Warrant	0.0	(A)
Other Assets and Liabilities - Net	(3.4)
Total	100.0%

(A)	Amount rounds to less than 0.1%.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Clarion Global Real Estate Securities VP

SCHEDULE OF INVESTMENTS

At June 30, 2013

(unaudited)

	Shares	Value
COMMON STOCKS - 98.9%
Australia - 8.0%
Dexus Property Group - REIT	5,184,142	$ 5,073,038
Federation Centres - REIT	1,407,700	3,051,166
Goodman Group - REIT	1,203,221	5,369,980
GPT Group - REIT	245,413	861,859
Investa Office Fund - REIT	475,400	1,265,201
Mirvac Group - REIT	3,060,498	4,492,360
Stockland - REIT	121,090	385,385
Westfield Group - REIT	719,470	7,527,420
Westfield Retail Trust - REIT	2,276,957	6,455,412
Brazil - 0.1%
Sonae Sierra Brasil SA	23,100	252,600
Canada - 1.1%
Boardwalk Real Estate Investment Trust - REIT	37,500	2,078,421
Calloway Real Estate Investment Trust - REIT	26,400	645,378
RioCan Real Estate Investment Trust - REIT	79,900	1,919,818
France - 2.0%
Fonciere Des Regions - REIT	15,938	1,195,782
ICADE - REIT	14,782	1,220,648
Klepierre - REIT	116,194	4,579,664
Mercialys SA - REIT	19,460	375,265
Societe Immobiliere de Location pour l’Industrie et le Commerce - REIT	12,416	1,282,074
Germany - 0.7%
GSW Immobilien AG	23,891	924,379
LEG Immobilien AG (A)	38,800	2,020,160
Hong Kong - 7.1%
Cheung Kong Holdings, Ltd.	382,843	5,192,731
China Overseas Land & Investment, Ltd. (B)	456,900	1,192,904
Hang Lung Properties, Ltd.	231,794	808,405
Kerry Properties, Ltd.	314,500	1,230,662
Link REIT	1,167,200	5,748,679
Sino Land Co., Ltd.	2,081,371	2,914,330
Sun Hung Kai Properties, Ltd.	471,255	6,082,043
Swire Properties, Ltd.	938,000	2,793,664
Wharf Holdings, Ltd.	521,337	4,385,897
Japan - 17.5%
Advance Residence Investment Corp. - Class A REIT	449	971,973
Daito Trust Construction Co., Ltd.	36,200	3,412,684
Daiwa House Industry Co., Ltd.	155,800	2,907,701
Hulic Co., Ltd. (B)	179,400	1,924,598
Japan Real Estate Investment Corp. - REIT	655	7,310,799
Japan Retail Fund Investment Corp. - Class A REIT	2,519	5,262,521
Kenedix Realty Investment Corp. - Class A REIT	324	1,290,381
Mitsubishi Estate Co., Ltd.	688,510	18,333,887
Mitsui Fudosan Co., Ltd.	525,110	15,444,100
Nippon Accommodations Fund, Inc. - Class A REIT	8	52,349
Nippon Building Fund, Inc. - REIT (B)	291	3,368,300
Nippon ProLogis REIT, Inc.	94	817,927
Sumitomo Realty & Development Co., Ltd.	214,800	8,565,578
Tokyo Tatemono Co., Ltd. (B)	344,300	2,867,431
United Urban Investment Corp. - Class A REIT	1,747	2,362,096

	Shares	Value
Netherlands - 3.2%
Eurocommercial Properties NV - REIT	32,151	$ 1,180,151
Unibail-Rodamco SE - REIT	53,201	12,395,581
Singapore - 6.4%
Ascendas Real Estate Investment Trust - REIT	707,000	1,243,874
CapitaCommercial Trust - REIT (B)	3,698,000	4,274,217
CapitaLand, Ltd.	1,896,381	4,608,168
CapitaMall Trust - REIT	1,897,269	2,986,234
Frasers Centrepoint Trust - REIT	562,300	829,587
Global Logistic Properties, Ltd. - Class L	2,452,600	5,321,223
Hongkong Land Holdings, Ltd.	762,839	5,240,704
Keppel Land, Ltd.	262,000	692,465
Mapletree Greater China Commercial Trust - REIT (A) (B)	2,779,000	2,071,917
Sweden - 0.7%
Castellum AB	150,665	2,044,484
Hufvudstaden AB - Class A	103,404	1,236,636
Switzerland - 0.4%
PSP Swiss Property AG (A)	19,116	1,655,485
United Kingdom - 5.3%
British Land Co., PLC - REIT	239,542	2,063,937
Derwent London PLC - REIT	101,079	3,535,929
Great Portland Estates PLC - REIT	471,206	3,809,157
Hammerson PLC - REIT	450,274	3,337,245
Land Securities Group PLC - REIT	638,622	8,586,397
Safestore Holdings PLC - REIT	398,205	752,520
Segro PLC - REIT	199,200	845,901
United States - 46.4%
AvalonBay Communities, Inc. - REIT	46,749	6,306,908
BioMed Realty Trust, Inc. - Basis B REIT	151,900	3,072,937
Boston Properties, Inc. - REIT	79,700	8,405,959
Brandywine Realty Trust - REIT	93,500	1,264,120
BRE Properties, Inc. - REIT	80,500	4,026,610
Campus Crest Communities, Inc. - REIT	64,300	742,022
CBL & Associates Properties, Inc. - REIT	37,200	796,824
CommonWealth - REIT	59,600	1,377,952
DDR Corp. - REIT (B)	276,400	4,602,060
Douglas Emmett, Inc. - REIT	138,900	3,465,555
Duke Realty Corp. - REIT	307,700	4,797,043
Equity Residential - REIT	158,236	9,187,182
Essex Property Trust, Inc. - REIT	11,800	1,875,256
Federal Realty Investment Trust - REIT	12,200	1,264,896
General Growth Properties, Inc. - REIT	433,306	8,609,790
HCP, Inc. - REIT	128,400	5,834,496
Health Care REIT, Inc.	123,345	8,267,815
Healthcare Realty Trust, Inc. - REIT	30,800	785,400
Healthcare Trust of America, Inc. - Class A REIT	83,700	939,951
Highwoods Properties, Inc. - REIT (B)	75,300	2,681,433
Host Hotels & Resorts, Inc. - REIT	667,705	11,264,184
Kilroy Realty Corp. - REIT (B)	106,300	5,634,963
Kimco Realty Corp. - REIT	295,600	6,334,708
Lexington Realty Trust - REIT (B)	145,900	1,704,112
Liberty Property Trust - Series C REIT	146,925	5,430,348
Macerich Co. - Class A REIT	124,992	7,620,762
Pebblebrook Hotel Trust - REIT	52,200	1,349,370
Post Properties, Inc. - REIT	95,500	4,726,295
ProLogis, Inc. - Class A REIT	247,010	9,317,217

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Clarion Global Real Estate Securities VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

	Shares	Value
United States (continued)
Public Storage - REIT	41,180	$ 6,314,130
Ramco-Gershenson Properties Trust - REIT	55,300	858,809
Senior Housing Properties Trust - REIT	116,900	3,031,217
Simon Property Group, Inc. - REIT	108,839	17,187,855
SL Green Realty Corp. - REIT	94,000	8,289,860
Starwood Hotels & Resorts Worldwide, Inc.	34,600	2,186,374
Strategic Hotels & Resorts, Inc. - REIT (A)	146,700	1,299,762
Sunstone Hotel Investors, Inc. - REIT (A)	140,850	1,701,468
Tanger Factory Outlet Centers - REIT	37,270	1,247,054
Taubman Centers, Inc. - REIT	50,071	3,762,836
UDR, Inc. - REIT	254,284	6,481,699
Ventas, Inc. - REIT	84,013	5,835,543
Vornado Realty Trust - Class A REIT	71,985	5,963,957
Weyerhaeuser Co. - REIT	92,100	2,623,929

Total Common Stocks (cost $380,202,425)		423,400,123

WARRANT - 0.0% (C)
India - 0.0% (C)
Unitech, Ltd. (A) Expiration: 05/28/2014 Exercise Price: $0.00	355,200	127,872

Total Warrant (cost $2,187,536)		127,872

	Shares	Value
SECURITIES LENDING COLLATERAL - 4.5%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.18% (D)	19,025,564	$ 19,025,564

Total Securities Lending Collateral (cost $19,025,564)		19,025,564

	Principal	Value
REPURCHASE AGREEMENT - 0.0% (C)
State Street Bank & Trust Co. 0.03% (D), dated 06/28/2013, to be repurchased at $163,049 on 07/01/2013. Collateralized by a U.S. Government Agency Obligation, 2.50%, due 04/01/2028, and with a value of $167,742.	$ 163,049	163,049

Total Repurchase Agreement (cost $163,049)		163,049

Total Investment Securities (cost $401,578,574) (E)		442,716,608

Other Assets and Liabilities - Net		(14,749,151)

Net Assets		$ 427,967,457

INVESTMENTS BY INDUSTRY:	Percentage of Total Investment Securities	Value
Real Estate Investment Trusts	71.9%	$318,408,310
Real Estate Management & Development	23.3	102,933,311
Hotels, Restaurants & Leisure	0.5	2,186,374

Investment Securities, at Value	95.7	423,527,995
Short-Term Investments	4.3	19,188,613

Total Investments	100.0%	$442,716,608

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	All or a portion of this security is on loan. The value of all securities on loan is $18,197,873. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Percentage rounds to less than 0.1%.
(D)	Rate shown reflects the yield at June 30, 2013.
(E)	Aggregate cost for federal income tax purposes is $401,578,574. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $50,126,563 and $8,988,529, respectively. Net unrealized appreciation for tax purposes is $41,138,034.

DEFINITION:

REIT	Real Estate Investment Trust (includes domestic REITs and Foreign Real Estate Investment Companies)

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Clarion Global Real Estate Securities VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

VALUATION SUMMARY: (F)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2013
ASSETS
Investment Securities
Common Stocks	$203,366,878	$220,033,245	$—	$423,400,123
Warrant	—	127,872	—	127,872
Securities Lending Collateral	19,025,564	—	—	19,025,564
Repurchase Agreement	—	163,049	—	163,049
Total Investment Securities	$222,392,442	$220,324,166	$—	$442,716,608

Other Assets (G)
Foreign Currency	$250,639	$—	$—	$250,639
Total Other Assets	$250,639	$—	$—	$250,639

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2013
LIABILITIES
Other Liabilities (G)
Collateral for Securities on Loan	$—	$(19,025,564)	$—	$(19,025,564)
Total Other Liabilities	$—	$(19,025,564)	$—	$(19,025,564)

(F)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended June 30, 2013. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
(G)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Clarion Global Real Estate Securities VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2013

(unaudited)

Assets:
Investment securities, at value (cost: $401,415,525) (including securities loaned of $18,197,873)	$442,553,559
Repurchase agreement, at value (cost: $163,049)	163,049
Foreign currency, at value (cost: $250,263)	250,639
Receivables:
Shares sold	54,239
Investment securities sold	4,260,621
Dividends	1,316,211
Dividend reclaims	55,763
Securities lending income (net)	4,145
Prepaid expenses	2,308

Total assets	448,660,534

Liabilities:
Accounts payable and accrued liabilities:
Shares redeemed	137,464
Investment securities purchased	1,173,205
Administration fees	8,299
Management and advisory fees	262,055
Distribution and service fees	14,622
Transfer agent fees	62
Trustees fees	152
Other	71,654
Collateral for securities on loan	19,025,564

Total liabilities	20,693,077

Net assets	$427,967,457

Net assets consist of:
Capital stock ($0.01 par value)	$353,392
Additional paid-in capital	532,121,431
Undistributed (accumulated) net investment income (loss)	13,132,117
Undistributed (accumulated) net realized gain (loss) from investment securities and foreign currency transactions	(158,771,217)
Net unrealized appreciation (depreciation) on:
Investment securities	41,138,034
Translation of assets and liabilities denominated in foreign currencies	(6,300)

Net assets	$427,967,457

Net assets by class:
Initial Class	$352,384,053
Service Class	75,583,404
Shares outstanding:
Initial Class	29,290,417
Service Class	6,048,823
Net asset value and offering price per share:
Initial Class	$12.03
Service Class	12.50

STATEMENT OF OPERATIONS

For the period ended June 30, 2013

(unaudited)

Investment Income:
Dividend income (net of withholding taxes on foreign dividends of $405,358)	$7,904,512
Interest income	1,067
Securities lending income (net)	35,393

Total investment income	7,940,972

Expenses:
Management and advisory	1,703,249
Distribution and service:
Service Class	94,755
Transfer agent	1,699
Printing and shareholder reports	26,634
Custody	107,686
Administration	53,955
Legal	8,699
Audit and tax	17,995
Trustees	7,930
Other	4,979

Total expenses	2,027,581

Net investment income (loss)	5,913,391

Net realized gain (loss) on transactions from:
Investment securities	14,805,788
Foreign currency transactions	(46,127)

Total realized gain (loss)	14,759,661

Net change in unrealized appreciation (depreciation) on:
Investment securities	(18,370,345)
Translation of assets and liabilities denominated in foreign currencies	(6,331)

Net change in unrealized appreciation (depreciation)	(18,376,676)

Net realized and change in unrealized gain (loss)	(3,617,015)

Net increase (decrease) in net assets resulting from operations	$2,296,376

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Clarion Global Real Estate Securities VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2013 (unaudited)	December 31, 2012
From operations:
Net investment income (loss)	$5,913,391	$7,434,863
Net realized gain (loss) from investment securities and foreign currency transactions	14,759,661	18,028,223
Net change in unrealized appreciation (depreciation) on investment securities and foreign currency translations	(18,376,676)	51,861,131
Net increase (decrease) in net assets resulting from operations	2,296,376	77,324,217

Distributions to shareholders:
From net investment income:
Initial Class	—	(9,824,225)
Service Class	—	(1,972,714)
Total distributions to shareholders	—	(11,796,939)

Capital share transactions:
Proceeds from shares sold:
Initial Class	28,722,404	75,794,445
Service Class	19,192,373	25,308,116
	47,914,777	101,102,561
Dividends and distributions reinvested:
Initial Class	—	9,824,225
Service Class	—	1,972,714
	—	11,796,939
Cost of shares redeemed:
Initial Class	(21,119,079)	(86,990,360)
Service Class	(12,441,772)	(13,087,227)
	(33,560,851)	(100,077,587)
Net increase (decrease) in net assets resulting from capital shares transactions	14,353,926	12,821,913
Net increase (decrease) in net assets	16,650,302	78,349,191
Net assets:
Beginning of period/year	411,317,155	332,967,964
End of period/year	$427,967,457	$411,317,155
Undistributed (accumulated) net investment income (loss)	$13,132,117	$7,218,726

Share activity:
Shares issued:
Initial Class	2,276,508	6,633,958
Service Class	1,467,014	2,200,127
	3,743,522	8,834,085
Shares issued-reinvested from dividends and distributions:
Initial Class	—	885,863
Service Class	—	170,946
	—	1,056,809
Shares redeemed:
Initial Class	(1,728,684)	(8,071,461)
Service Class	(966,571)	(1,143,759)
	(2,695,255)	(9,215,220)
Net increase (decrease) in shares outstanding:
Initial Class	547,824	(551,640)
Service Class	500,443	1,227,314
	1,048,267	675,674

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Clarion Global Real Estate Securities VP

FINANCIAL HIGHLIGHTS

For the period or years ended:

For a share outstanding throughout each period/year	Initial Class
	June 30, 2013 (unaudited)		December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
Net asset value
Beginning of period/year	$11.92		$9.86	$11.30	$10.46	$7.84	$19.64
Investment operations
Net investment income (loss)(A)	0.17		0.24	0.25	0.21	0.23	0.38
Net realized and unrealized gain (loss)	(0.06)		2.22	(0.88)	1.32	2.39	(7.03)
Total investment operations	0.11		2.46	(0.63)	1.53	2.62	(6.65)
Distributions
Net investment income	—		(0.40)	(0.81)	(0.69)	—	(0.47)
Net realized gains	—		—	—	—	—	(4.68)
Total distributions	—		(0.40)	(0.81)	(0.69)	—	(5.15)
Net asset value
End of period/year	$12.03		$11.92	$9.86	$11.30	$10.46	$7.84
Total return(B)	0.92	% (C)	25.25%	(5.74)%	15.67%	33.42%	(42.38)%
Net assets end of period/year (000’s)	$352,384		$342,553	$288,708	$495,241	$493,900	$339,659
Ratio and supplemental data
Expenses to average net assets	0.90	% (D)	0.92%	0.88%	0.90%	0.91%	0.87%
Net investment income (loss) to average net assets	2.78	% (D)	2.15%	2.24%	2.01%	2.73%	2.61%
Portfolio turnover rate	19	% (C)	53%	36%	60%	61%	48%

(A)	Calculated based on average number of shares outstanding.
(B)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(C)	Not annualized.
(D)	Annualized.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

For a share outstanding throughout each period/year	Service Class
	June 30, 2013 (unaudited)		December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
Net asset value
Beginning of period/year	$12.39		$10.24	$11.72	$10.84	$8.15	$20.12
Investment operations
Net investment income (loss)(A)	0.16		0.21	0.21	0.17	0.22	0.36
Net realized and unrealized gain (loss)	(0.05)		2.32	(0.90)	1.38	2.47	(7.27)
Total investment operations	0.11		2.53	(0.69)	1.55	2.69	(6.91)
Distributions
Net investment income	—		(0.38)	(0.79)	(0.67)	—	(0.38)
Net realized gains	—		—	—	—	—	(4.68)
Total distributions	—		(0.38)	(0.79)	(0.67)	—	(5.06)
Net asset value
End of period/year	$12.50		$12.39	$10.24	$11.72	$10.84	$8.15
Total return(B)	0.89	% (C)	24.98%	(6.01)%	15.30%	33.01%	(42.49)%
Net assets end of period/year (000’s)	$75,583		$68,764	$44,260	$33,421	$18,785	$14,810
Ratio and supplemental data
Expenses to average net assets	1.15	% (D)	1.17%	1.13%	1.15%	1.16%	1.12%
Net investment income (loss) to average net assets	2.55	% (D)	1.85%	1.89%	1.59%	2.46%	2.35%
Portfolio turnover rate	19	% (C)	53%	36%	60%	61%	48%

(A)	Calculated based on average number of shares outstanding.
(B)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(C)	Not annualized.
(D)	Annualized.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Clarion Global Real Estate Securities VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2013

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Clarion Global Real Estate Securities VP (the “Portfolio”) is a series of TST. The Portfolio is “non-diversified” under the 1940 Act.

The Portfolio currently offers two classes of shares: Initial Class and Service Class.

Transamerica Asset Management, Inc. (“TAM”) provides continuous and regular investment advisory services to the Portfolio. TAM acts as a manager of managers, providing advisory services that include, without limitation, the design and development of each Portfolio and its investment strategy and the ongoing review and evaluation of that investment strategy including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for each Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending and implementing fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolios’ investments; regular review of sub-adviser performance and holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation of portfolio holdings; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolios’ Board of Trustees; oversight of preparation of prospectuses, shareholder reports and other disclosure materials and filings; and oversight of other service providers to the Portfolios, such as the custodian, the transfer agent, the administrator, the distributor, the Portfolios’ independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations for the Portfolios; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment advisory services. Where TAM employs sub-advisers, the sub-advisers carry out and effectuate the investment strategy designed for the Portfolios by TAM and are responsible, subject to TAM’s and the Board of Trustees oversight, for the day-to-day management of the Portfolios and for making decisions to buy, hold or sell a particular security.

Transamerica Fund Services, Inc. (“TFS”) provides supervisory and administrative services to each Portfolio. TFS’s supervisory and administrative services include performing certain administrative services for the Portfolios and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided for the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TFS has outsourced the provision of certain services as described below; to the extent agreed upon by TFS and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of net asset values; shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; recommending and implementing fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and its dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; preparation of agendas and supporting documents for and minutes of meetings of Trustees and committees of Trustees; and preparation of regular communications with the Trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TFS to perform supervisory and administrative services to the Portfolio. State Street performs back office services to support TFS, including furnishing financial and performance information about the Portfolios for inclusion in regulatory filings and Trustee and shareholder reports; preparing drafts of regulatory filings, Trustee materials, tax returns, expenses and budgeting; tax compliance testing; and maintaining books and records. TFS pays all expenses it incurs in connection with providing these services in the Amended and Restated Services Agreement with the exception of the costs of certain services specifically assumed by the Portfolios, as numerated within the Statement of Operations.

This report should be read in conjunction with the Portfolio’s current prospectus, which contains additional information about the Portfolio, including investment objectives and strategies.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Clarion Global Real Estate Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 1. (continued)

Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of securities exposes the Portfolio to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrowed.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio (“Navigator”), a money market mutual fund registered under the 1940 Act. The Transamerica Asset Management family of mutual funds is a significant shareholder of the Navigator as of June 30, 2013. No individual portfolio has a significant holding in the Navigator.

By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees.

Such income is reflected separately in the Statement of Operations. Income from loaned securities in the Statement of Operations is net of fees and rebates earned by the lending agent for its services. The value of loaned securities and related collateral outstanding at June 30, 2013 are shown in the Schedule of Investments and the Statement of Assets and Liabilities.

Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

The open repurchase agreements and related collateral at June 30, 2013 are listed in the Schedule of Investments.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rates in effect when the investment was acquired. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country, or region.

Foreign taxes: The Portfolio may be subjected to taxes imposed by the countries in which they invest, with respect to their investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, has elected to place security transactions of the Portfolio with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions paid by the Portfolio be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

Commissions recaptured during the period ended June 30, 2013 of $22,279 are included in net realized gain (loss) in the Statement of Operations.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Clarion Global Real Estate Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 1. (continued)

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend date, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Real estate investment trust (“REITs”): Dividend income related to a REIT is recorded at management’s estimate of the income included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts.

There are certain additional risks involved in investing in REITs. These include, but are not limited to, economical conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class, based upon net assets. Each class bears its own specific expenses in addition to the non-class specific expenses.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The Portfolio’s Board of Trustees has delegated the valuation functions on a day-to-day basis to TAM, subject to board oversight. TAM has formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board of Trustees. These policies and procedures are reviewed at least annually by the Board of Trustees. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair market value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair maket value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Clarion Global Real Estate Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 2. (continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities (common and preferred stocks): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2 or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the net asset value of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Repurchase agreement: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2013, is disclosed in the Valuation Summary of the Schedule of Investments.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.

TAM, the Portfolio’s investment adviser, is directly owned by Western Reserve Life Assurance Co. of Ohio and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. AUSA is wholly owned by Aegon USA, LLC (“Aegon USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Aegon USA is owned by Aegon US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

TFS is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or directors of TAM, TFS, and TCI. No interested trustee receives compensation from the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Clarion Global Real Estate Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 3. (continued)

The following schedule reflects the percentage of Portfolio assets owned by affiliated investment companies at June 30, 2013:

	Market Value	% of Net Assets
Transamerica Asset Allocation-Conservative VP	$12,208,431	2.85%
Transamerica Asset Allocation-Growth VP	20,404,895	4.77
Transamerica Asset Allocation-Moderate VP	65,356,174	15.27
Transamerica Asset Allocation-Moderate Growth VP	77,754,224	18.17
Transamerica ING Balanced Allocation VP	14,778	—	(A)
Transamerica ING Conservative Allocation VP	2,087	—	(A)
Transamerica ING Moderate Growth Allocation VP	7,528	—	(A)
Transamerica International Moderate Growth VP	21,341,910	4.99
Total	$197,090,027	46.05%

(A)	Rounds to less than 0.01%.

Investment advisory fees: The Portfolio pays management fees to TAM based on average daily net assets (“ANA”) at the following breakpoints:

First $250 million	0.800%
Over $250 million up to $500 million	0.775%
Over $500 million up to $1 billion	0.700%
Over $1 billion	0.650%

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

Expense limit	Maximum Operating Expense Limit Effective Through
1.00%	May 1, 2014

TAM is entitled to reimbursement by the Portfolio of fees waived and/or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit.

During the period ended June 30, 2013, there were no amounts reimbursed/waived or recaptured by TAM. There were no amounts available for recapture by TAM as of June 30, 2013.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2014. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Clarion Global Real Estate Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 3. (continued)

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. The Portfolio pays TFS an annual fee of 0.025% of ANA. The Legal fees in the Statement of Operations are for fees paid to external legal counsel.

Transfer agent services: TFS provides transfer agency services under the Administrative Agreement and is compensated for such services under that agreement. For the period ended June 30, 2013 amounts paid to TFS by the Portfolio are included in Transfer Agent in the Statement of Operations and amounts payable to TFS as of June 30, 2013 are included in Transfer agent fees in the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), as elected by the Trustee.

NOTE 4. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2013 were as follows:

Purchases of securities:
Long-term	$ 105,243,993
U.S. Government	—
Proceeds from maturities and sales of securities:
Long-term	79,664,537
U.S. Government	—

NOTE 5. FEDERAL INCOME TAX MATTERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Portfolio’s tax provisions taken or expected to be taken for all open tax years 2009 - 2012, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

NOTE 6. SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Clarion Global Real Estate Securities VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board”) held on June 12-13, 2013, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Clarion Global Real Estate Securities VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”). The Board also reviewed and considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Investment Advisory Agreement, the “Agreements”) for the Portfolio between TAM and CBRE Clarion Securities LLC (the “Sub-Adviser”).

Following their review and consideration, the Trustees determined that the terms of the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable and that the renewal of each of the Agreements is in the best interests of the Portfolio and its shareholders. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Agreements through June 30, 2014. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the Agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and/or their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM and the Sub-Adviser; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment advisory and other services provided by TAM for the portion of the management fee it retains after payment of the sub-advisory fee. The Board noted that the investment advisory services include the design and development of the Portfolio and its investment strategy, TAM’s selection, ongoing oversight and monitoring of the Sub-Adviser, TAM’s daily supervision of the Portfolio’s investments and recommendations to change the Portfolio’s investment strategy or sub-adviser where it believes appropriate or advisable. The Board also noted that TAM provides services to all Transamerica mutual funds, including the Portfolio, in the form of oversight of the services provided by the funds’ administrator, custodian and transfer agent and supervision of the performance of recordkeeping, shareholder relations, regulatory reporting and compliance functions of the funds.

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2012.

The Board noted that the performance of the Initial Class of the Portfolio was above the median for its peer universe for the past 10-year period and below the median for the past 1-, 3- and 5-year periods. The Board also noted that the performance of the Initial Class of the Portfolio was below its benchmark for the past 1-, 3-, 5- and 10-year periods. The Trustees discussed the reasons for the underperformance with TAM and agreed to continue to monitor the performance of the Portfolio. The Trustees also noted that the performance of the Portfolio had improved during 2013.

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be procured by TAM and provided by the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and that is competitive with other investment companies.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Clarion Global Real Estate Securities VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of other investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by Strategic Insight, an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Initial Class of the Portfolio were in line with the median for its peer group and above the median for its peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser and is paid by TAM and not the Portfolio. As a result, the Board principally considered the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any further economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from these economies of scale. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser and whether the Portfolio has achieved economies of scale in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered any other benefits derived by TAM, its affiliates and the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio. The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and its shareholders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Clarion Global Real Estate Securities VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement is in the best interests of the Portfolio and its shareholders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Hanlon Income VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2013, and held for the entire period until June 30, 2013.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses(A)
Portfolio Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period(B)	Ending Account Value	Expenses Paid During Period(B)	Annualized Expense Ratio(C)
Transamerica Hanlon Income VP
Initial Class	$1,000.00	$996.50	$4.70	$1,019.81	$4.75	0.96%
Service Class	1,000.00	994.70	5.92	1,018.59	5.99	1.21

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (179 days), and divided by the number of days in the year (365 days).

(C)	Expense ratios do not include expenses of the investment companies in which the portfolio invests.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2013

(the following chart summarizes the Schedule of Investments of the portfolio by asset type)

(unaudited)

Asset Type	% of Net Assets
Capital Markets	82.7%
Repurchase Agreement	16.6
Securities Lending Collateral	9.3
Other Assets and Liabilities - Net	(8.6)
Total	100.0%

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Hanlon Income VP

SCHEDULE OF INVESTMENTS

At June 30, 2013

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 82.7%
Capital Markets - 82.7%
PowerShares Senior Loan Portfolio (A)	669,824	$ 16,578,144
SPDR Barclays Convertible Securities ETF (A)	375,505	16,026,553
SSC Government Money Market Fund	33,094,273	33,094,273
SSgA Money Market Fund	33,094,274	33,094,274
SSgA Prime Money Market Fund	33,094,274	33,094,274
State Street Institutional Liquid Reserves Fund	33,094,274	33,094,274

Total Investment Companies (cost $164,189,267)		164,981,792

SECURITIES LENDING COLLATERAL - 9.3%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.18% (B)	18,606,480	18,606,480

Total Securities Lending Collateral (cost $18,606,480)		18,606,480

Principal	Value
REPURCHASE AGREEMENT - 16.6%

State Street Bank & Trust Co.

    0.03% (B), dated 06/28/2013, to be repurchased at 33,094,356 on 07/01/2013. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 08/15/2039, and with a value of $33,757,235.

$ 33,094,274	$ 33,094,274

Total Repurchase Agreement (cost $33,094,274)	33,094,274

Total Investment Securities (cost $215,890,021) (C)	216,682,546
Other Assets and Liabilities - Net	(17,208,174)

Net Assets	$ 199,474,372

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $18,223,226. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rate shown reflects the yield at June 30, 2013.
(C)	Aggregate cost for federal income tax purposes is $215,890,021. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $1,068,759 and $276,234, respectively. Net unrealized appreciation for tax purposes is $792,525.

DEFINITIONS:

ETF	Exchange-Traded Fund
SPDR	Standard & Poor’s Depositary Receipt

VALUATION SUMMARY: (D)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2013
ASSETS
Investment Securities
Investment Companies	$164,981,792	$—	$—	$164,981,792
Securities Lending Collateral	18,606,480	—	—	18,606,480
Repurchase Agreement	—	33,094,274	—	33,094,274
Total Investment Securities	$183,588,272	$33,094,274	$—	$216,682,546

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2013
LIABILITIES
Other Liabilities (E)
Collateral for Securities on Loan	$—	$(18,606,480)	$—	$(18,606,480)
Total Other Liabilities	$—	$(18,606,480)	$—	$(18,606,480)

(D)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended June 30, 2013. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
(E)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Hanlon Income VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2013

(unaudited)

Assets:
Investments in investment companies, at value (cost: $182,795,747) (including securities loaned of $18,223,226)	$183,588,272
Repurchase agreement, at value (cost: $33,094,274)	33,094,274
Receivables:
Shares sold	4,726
Investment securities sold	1,640,442
Interest	1,759
Securities lending income (net)	27,328
Prepaid expenses	1,157

Total assets	218,357,958

Liabilities:
Accounts payable and accrued liabilities:
Shares redeemed	74,147
Administration fees	3,891
Management and advisory fees	140,067
Distribution and service fees	33,678
Transfer agent fees	27
Trustees fees	90
Other	25,206
Collateral for securities on loan	18,606,480

Total liabilities	18,883,586

Net assets	$199,474,372

Net assets consist of:
Capital stock ($0.01 par value)	$177,657
Additional paid-in capital	195,236,540
Undistributed (accumulated) net investment income (loss)	11,918,618
Undistributed (accumulated) net realized gain (loss) from investments in investment companies	(8,650,968)
Net unrealized appreciation (depreciation) on
investments in investment companies	792,525

Net assets	$199,474,372

Net assets by class:
Initial Class	$27,608,320
Service Class	171,866,052
Shares outstanding:
Initial Class	2,446,206
Service Class	15,319,455
Net asset value and offering price per share:
Initial Class	$11.29
Service Class	11.22

STATEMENT OF OPERATIONS

For the period ended June 30, 2013

(unaudited)

Investment Income:
Dividend income from investment companies	$4,693,222
Interest income	2,997
Securities lending income (net)	202,703

Total investment income	4,898,922

Expenses:
Management and advisory	968,534
Distribution and service:
Service Class	233,336
Transfer agent	794
Printing and shareholder reports	11,572
Custody	10,053
Administration	26,904
Legal	5,839
Audit and tax	5,842
Trustees	3,930
Other	3,051
Total expenses	1,269,855

Net investment income (loss)	3,629,067

Net realized gain (loss) on transactions from:
Investments in investment companies	2,348,527

Total realized gain (loss)	2,348,527

Net change in unrealized appreciation (depreciation) on:
Investments in investment companies	(6,616,839)

Net change in unrealized appreciation (depreciation)	(6,616,839)

Net realized and change in unrealized gain (loss) on investments in investment companies	(4,268,312)

Net increase (decrease) in net assets resulting from operations	$(639,245)

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Hanlon Income VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2013 (unaudited)	December 31, 2012
From operations:
Net investment income (loss)	$3,629,067	$9,020,365
Net realized gain (loss) from investments in investment companies	2,348,527	(3,375,466)
Net change in unrealized appreciation (depreciation) on investments in investment companies	(6,616,839)	2,796,691
Net increase (decrease) in net assets resulting from operations	(639,245)	8,441,590

Distributions to shareholders:
From net investment income:
Initial Class	—	(721,822)
Service Class	—	(4,715,916)
Total distributions to shareholders	—	(5,437,738)

Capital share transactions:
Proceeds from shares sold:
Initial Class	1,532,430	5,579,079
Service Class	4,955,251	32,476,510
	6,487,681	38,055,589
Dividends and distributions reinvested:
Initial Class	—	721,822
Service Class	—	4,715,916
	—	5,437,738
Cost of shares redeemed:
Initial Class	(4,360,928)	(6,984,126)
Service Class	(38,852,010)	(63,962,892)
	(43,212,938)	(70,947,018)
Net increase (decrease) in net assets resulting from capital shares transactions	(36,725,257)	(27,453,691)

Net increase (decrease) in net assets	(37,364,502)	(24,449,839)

Net assets:
Beginning of period/year	236,838,874	261,288,713
End of period/year	$199,474,372	$236,838,874
Undistributed (accumulated) net investment income (loss)	$11,918,618	$8,289,551
Share activity:
Shares issued:
Initial Class	134,561	499,233
Service Class	432,844	2,901,006
	567,405	3,400,239
Shares issued-reinvested from dividends and distributions:
Initial Class	—	64,738
Service Class	—	424,857
	—	489,595
Shares redeemed:
Initial Class	(378,597)	(621,616)
Service Class	(3,413,728)	(5,720,593)
	(3,792,325)	(6,342,209)

Net increase (decrease) in shares oustanding:
Initial Class	(244,036)	(57,645)
Service Class	(2,980,884)	(2,394,730)
	(3,224,920)	(2,452,375)

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Hanlon Income VP

FINANCIAL HIGHLIGHTS

For the period or years ended:

For a share outstanding throughout each period/year	Initial Class
	June 30, 2013 (unaudited)		December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009(A)
Net asset value
Beginning of period/year	$11.33		$11.19	$11.08	$11.09	$10.00
Investment operations
Net investment income (loss)(B)(C)	0.20		0.43	0.27	0.24	0.35
Net realized and unrealized gain (loss)	(0.24)		(0.02)	0.08	(0.20)	0.74
Total investment operations	(0.04)		0.41	0.35	0.04	1.09
Distributions
Net investment income	—		(0.27)	(0.19)	(0.02)	—
Net realized gains	—		—	(0.05)	(0.03)	—
Total distributions	—		(0.27)	(0.24)	(0.05)	—
Net asset value
End of period/year	$11.29		$11.33	$11.19	$11.08	$11.09
Total return(D)	(0.35	)%(E)	3.73%	3.16%	0.39%	10.90	%(E)
Net assets end of period/year (000’s)	$27,608		$30,480	$30,757	$29,069	$17,794
Ratio and supplemental data
Expenses to average net assets(F)
After (waiver/reimbursement) recapture	0.96	%(G)	0.96%	0.95%	0.98%	1.00	%(G)
Before (waiver/reimbursement) recapture	0.96	%(G)	0.96%	0.95%	0.97%	1.32	%(G)
Net investment income (loss) to average net assets(C)	3.60	%(G)	3.84%	2.44%	2.15%	4.90	%(G)
Portfolio turnover rate(H)	43	%(E)	257%	297%	525%	99	%(E)

(A)	Commenced operations on May 1, 2009.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the portfolio invests.
(D)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(E)	Not annualized.
(F)	Does not include expenses of the investment companies in which the portfolio invests.
(G)	Annualized.
(H)	Does not include the portfolio activity of the underlying investment companies in which the portfolio invests.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

For a share outstanding throughout each period/year	Service Class
	June 30, 2013 (unaudited)		December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009(A)
Net asset value
Beginning of period/year	$11.28		$11.14	$11.04	$11.08	$10.00
Investment operations
Net investment income (loss)(B)(C)	0.19		0.40	0.24	0.24	0.39
Net realized and unrealized gain (loss)	(0.25)		(0.02)	0.08	(0.23)	0.69
Total investment operations	(0.06)		0.38	0.32	0.01	1.08
Distributions
Net investment income	—		(0.24)	(0.17)	(0.02)	—
Net realized gains	—		—	(0.05)	(0.03)	—
Total distributions	—		(0.24)	(0.22)	(0.05)	—
Net asset value
End of period/year	$11.22		$11.28	$11.14	$11.04	$11.08
Total return(D)	(0.53	)%(E)	3.47%	2.93%	0.12%	10.80	%(E)
Net assets end of period/year (000’s)	$171,866		$206,359	$230,532	$254,768	$19,495
Ratio and supplemental data
Expenses to average net assets(F)
After (waiver/reimbursement) recapture	1.21	%(G)	1.21%	1.20%	1.23%	1.25	%(G)
Before (waiver/reimbursement) recapture	1.21	%(G)	1.21%	1.20%	1.22%	1.57	%(G)
Net investment income (loss) to average net assets(C)	3.34	%(G)	3.56%	2.16%	2.20%	5.29	%(G)
Portfolio turnover rate(H)	43	%(E)	257%	297%	525%	99	%(E)

(A)	Commenced operations on May 1, 2009.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the portfolio invests.
(D)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(E)	Not annualized.
(F)	Does not include expenses of the investment companies in which the portfolio invests.
(G)	Annualized.
(H)	Does not include the portfolio activity of the underlying investment companies in which the portfolio invests.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Hanlon Income VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2013

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Hanlon Income VP (the “Portfolio”) is a series of TST.

The Portfolio currently offers two classes of shares: Initial Class and Service Class.

Transamerica Asset Management, Inc. (“TAM”) provides continuous and regular investment advisory services to the Portfolio. TAM acts as a manager of managers, providing advisory services that include, without limitation, the design and development of each Portfolio and its investment strategy and the ongoing review and evaluation of that investment strategy including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for each Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending and implementing fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolios’ investments; regular review of sub-adviser performance and holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation of portfolio holdings; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolios’ Board of Trustees; oversight of preparation of prospectuses, shareholder reports and other disclosure materials and filings; and oversight of other service providers to the Portfolios, such as the custodian, the transfer agent, the administrator, the distributor, the Portfolios’ independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations for the Portfolios; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment advisory services. Where TAM employs sub-advisers, the sub-advisers carry out and effectuate the investment strategy designed for the Portfolios by TAM and are responsible, subject to TAM’s and the Board of Trustees oversight, for the day-to-day management of the Portfolios and for making decisions to buy, hold or sell a particular security.

Transamerica Fund Services, Inc. (“TFS”) provides supervisory and administrative services to each Portfolio. TFS’s supervisory and administrative services include performing certain administrative services for the Portfolios and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided for the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TFS has outsourced the provision of certain services as described below; to the extent agreed upon by TFS and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of net asset values; shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; recommending and implementing fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and its dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; preparation of agendas and supporting documents for and minutes of meetings of Trustees and committees of Trustees; and preparation of regular communications with the Trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TFS to perform supervisory and administrative services to the Portfolio. State Street performs back office services to support TFS, including furnishing financial and performance information about the Portfolios for inclusion in regulatory filings and Trustee and shareholder reports; preparing drafts of regulatory filings, Trustee materials, tax returns, expenses and budgeting; tax compliance testing; and maintaining books and records. TFS pays all expenses it incurs in connection with providing these services in the Amended and Restated Services Agreement with the exception of the costs of certain services specifically assumed by the Portfolios, as numerated within the Statement of Operations.

This report should be read in conjunction with the Portfolio’s current prospectus, which contains additional information about the Portfolio, including investment objectives and strategies.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of securities exposes the Portfolio to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Hanlon Income VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 1. (continued)

additional collateral; (iii) the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrowed.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio (“Navigator”), a money market mutual fund registered under the 1940 Act. The Transamerica Asset Management family of mutual funds is a significant shareholder of the Navigator as of June 30, 2013. No individual portfolio has a significant holding in the Navigator.

By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees.

Such income is reflected separately in the Statement of Operations. Income from loaned securities in the Statement of Operations is net of fees and rebates earned by the lending agent for its services. The value of loaned securities and related collateral outstanding at June 30, 2013 are shown in the Schedule of Investments and the Statement of Assets and Liabilities.

Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

The open repurchase agreements and related collateral at June 30, 2013 are listed in the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend date, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class, based upon net assets. Each class bears its own specific expenses in addition to the non-class specific expenses.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The Portfolio’s Board of Trustees has delegated the valuation functions on a day-to-day basis to TAM, subject to board oversight. TAM has formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board of Trustees. These policies and procedures are reviewed at least annually by the Board of Trustees. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Hanlon Income VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 2. (continued)

the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair market value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Investment companies are valued at the net asset value (“NAV”) of the underlying portfolio. These securities are actively traded and no valuation adjustments are applied. Exchange-Traded Funds are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1 of the fair value hierarchy. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are unobservable will be valued based upon the NAVs of such investments and are categorized in Level 3 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the net asset value of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2013, is disclosed in the Valuation Summary of the Schedule of Investments.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.

TAM, the Portfolio’s investment adviser, is directly owned by Western Reserve Life Assurance Co. of Ohio and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. AUSA is wholly owned by Aegon USA, LLC (“Aegon USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Aegon USA is owned by Aegon US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

TFS is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Hanlon Income VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 3. (continued)

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS, and TCI. No interested trustee receives compensation from the Portfolio.

Investment advisory fees: The Portfolio pays management fees to TAM based on average daily net assets (“ANA”) at the following rates and breakpoints:

First $500 million	0.900%
Over $500 million up to $1 billion	0.875%
Over $1 billion	0.850%

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

Expense limit	Maximum Operating Expense Limit Effective Through
1.00%	May 1, 2014

During the period ended June 30, 2013, there were no amounts reimbursed/waived or recaptured by TAM. There were no amounts available for recapture by TAM as of June 30, 2013.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2014. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. The Portfolio pays TFS an annual fee of 0.025% of ANA. The Legal fees in the Statement of Operations are for fees paid to external legal counsel.

Transfer agent services: TFS provides transfer agency services under the Administrative Agreement and is compensated for such services under that agreement. For the period ended June 30, 2013 amounts paid to TFS by the Portfolio are included in Transfer Agent in the Statement of Operations and amounts payable to TFS as of June 30, 2013 are included in Transfer agent fees in the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of a sales charge), as elected by the Trustee.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Hanlon Income VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 4. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2013 were as follows:

Purchases of securities:
Long-term	$83,216,599
U.S. Government	—
Proceeds from maturities and sales of securities:
Long-term	282,384,449
U.S. Government	—

NOTE 5. FEDERAL INCOME TAX MATTERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Portfolio’s tax provisions taken or expected to be taken for all open tax years 2009 - 2012, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other in the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

NOTE 6. SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Hanlon Income VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board”) held on June 12-13, 2013, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Hanlon Income VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”). The Board also reviewed and considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Investment Advisory Agreement, the “Agreements”) for the Portfolio between TAM and Hanlon Investment Management, Inc. (the “Sub-Adviser”).

Following their review and consideration, the Trustees determined that the terms of the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable and that the renewal of each of the Agreements is in the best interests of the Portfolio and its shareholders. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Agreements through June 30, 2014. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the Agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and/or their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM and the Sub-Adviser; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment advisory and other services provided by TAM for the portion of the management fee it retains after payment of the sub-advisory fee. The Board noted that the investment advisory services include the design and development of the Portfolio and its investment strategy, TAM’s selection, ongoing oversight and monitoring of the Sub-Adviser, TAM’s daily supervision of the Portfolio’s investments and recommendations to change the Portfolio’s investment strategy or sub-adviser where it believes appropriate or advisable. The Board also noted that TAM provides services to all Transamerica mutual funds, including the Portfolio, in the form of oversight of the services provided by the funds’ administrator, custodian and transfer agent and supervision of the performance of recordkeeping, shareholder relations, regulatory reporting and compliance functions of the funds.

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

It was noted that in order for the Portfolio to be entitled to invest in excess of certain amounts in the exchange-traded funds (“ETFs”) in which it invests, the Board was required to consider whether the fees charged by TAM and the Sub-Adviser are for services that are in addition to, rather than duplicative of, the services provided under the advisory contracts of the underlying ETFs. It was noted that TAM renders “manager of managers” services to the Portfolio by, among other things, closely monitoring the Sub-Adviser’s performance and by adding additional sub-advisers or altering the composition of sub-advisers as necessary to adapt to market conditions or the Portfolio’s performance. It also was noted that the Sub-Adviser has developed an asset allocation model which it utilizes to select a basket of investments for the Portfolio in an attempt to match or exceed the return of an unmanaged benchmark. On these bases, the Board determined that the fees charged by TAM and the Sub-Adviser are based on services that are in addition to, rather than duplicative of, the services provided by the advisers to the underlying ETFs in which the Portfolio invests.

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2012.

The Board noted that the performance of the Initial Class of the Portfolio was below the median for its peer universe for the past 1- and 3-year periods. The Board also noted that the performance of the Initial Class of the Portfolio was below its primary benchmark for the

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Hanlon Income VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

past 1- and 3-year periods. The Trustees discussed the reasons for the underperformance with TAM and agreed to continue to monitor the performance of the Portfolio. The Trustees also noted that the performance of the Portfolio had improved during 2013.

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be procured by TAM and provided by the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and that is competitive with other investment companies.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of other investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by Strategic Insight, an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was above the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Initial Class of the Portfolio were above the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser and is paid by TAM and not the Portfolio. As a result, the Board principally considered the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any further economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from these economies of scale. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser and whether the Portfolio has achieved economies of scale in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered any other benefits derived by TAM, its affiliates and the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Hanlon Income VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

consistent with the best interests of the Portfolio and its shareholders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement is in the best interests of the Portfolio and its shareholders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica ING Balanced Allocation VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The actual expenses example is based on an investment of $1,000 invested at May 1, 2013 and held for the entire period until June 30, 2013.

The hypothetical expenses example is based on an investment of $1,000 invested at January 1, 2013 and held for the entire period until June 30, 2013.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Portfolio Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period(B)	Ending Account Value	Expenses Paid During Period(B)	Annualized Expense Ratio(C)
Transamerica ING Balanced Allocation VP
Service Class	$1,000.00	$988.00	$2.21	$1,017.65	$6.93	1.40%

(A)	5% return per year before expenses.

(B)	Portfolio commenced operations on May 1, 2013. Actual expenses are calculated using the portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (58 days), and divided by the number of days in the year (365 days). For comparability purposes, hypothetical expenses assume that the portfolio was in operation for the entire six-month period ended June 30, 2013. Thus, the hypothetical expenses are calculated using the portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (179 days), and divided by the number of days in the year (365 days).

(C)	Expense ratios do not include expenses of the underlying affiliated investment companies in which the portfolio invests.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2013

(the following chart summarizes the Schedule of Investments of the portfolio by asset type)

(unaudited)

Asset Type	% of Net Assets
Fixed Income	41.8%
U.S. Equity	34.1
Global/International Equity	12.7
Tactical and Specialty	3.3
Repurchase Agreement	2.6
Inflation-Protected Securities	2.5
Other Assets and Liabilities - Net	3.0
Total	100.0%

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica ING Balanced Allocation VP

SCHEDULE OF INVESTMENTS

At June 30, 2013

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 94.4%
Fixed Income - 41.8%
Transamerica Aegon U.S. Government Securities VP (A)	1,133	$ 14,621
Transamerica Core Bond (B)	3,773	38,973
Transamerica Emerging Markets Debt (B)	4,573	48,425
Transamerica High Yield Bond (B)	505	4,883
Transamerica ING Intermediate Bond VP (A) (C)	1,018	9,754
Transamerica ING Limited Maturity Bond VP (A) (C)	4,924	48,947
Transamerica International Bond (B)	1,022	9,678
Transamerica JPMorgan Core Bond VP (A)	3,751	48,799
Transamerica Money Market (B)	9,170	9,170
Transamerica PIMCO Total Return VP (A)	9,936	116,246
Transamerica Short-Term Bond (B)	13,429	136,842
Global/International Equity - 12.7%
Transamerica Clarion Global Real Estate Securities VP (A)	1,228	14,778
Transamerica Developing Markets Equity (B)	3,062	33,158
Transamerica Emerging Markets Equity (B)	1,048	9,787
Transamerica Income & Growth (B)	3,189	32,975
Transamerica International Small Cap (B)	1,713	14,596
Transamerica International Small Cap Value (B)	1,754	18,245
Transamerica International Value Opportunities (B)	1,076	9,730
Transamerica Value (B)	573	14,626
Inflation-Protected Securities - 2.5%
Transamerica Real Return TIPS (B)	2,929	29,060
Tactical and Specialty - 3.3%
Transamerica Bond (B)	3,748	38,827
U.S. Equity - 34.1%
Transamerica Dividend Focused (B)	3,080	33,973
Transamerica Growth Opportunities (B)	1,439	14,697
Transamerica ING Large Cap Growth VP (A) (C)	975	9,737
Transamerica ING Mid Cap Opportunities VP (A) (C)	1,446	14,677

	Shares	Value
U.S. Equity (continued)
Transamerica Jennison Growth VP (A)	2,636	$ 24,383
Transamerica Large Cap Growth (B)	1,350	14,550
Transamerica Large Cap Value (B)	8,603	112,957
Transamerica MLP & Energy Income (B) (C)	1,487	14,748
Transamerica Select Equity (B)	3,414	43,910
Transamerica Small Cap Growth (B)	3,648	39,505
Transamerica Small Cap Value (B)	3,306	39,313
Transamerica Systematic Small/Mid Cap Value VP (A)	1,058	21,125
Transamerica WMC Diversified Growth VP (A)	500	13,722

Total Investment Companies (cost $1,106,266)		1,099,417

	Principal	Value
REPURCHASE AGREEMENT - 2.6%
State Street Bank & Trust Co. 0.03% (D), dated 06/28/2013, to be repurchased at $30,050 on 07/01/2013. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 07/25/2037, and with a value of $31,395.	$ 30,050	30,050

Total Repurchase Agreement (cost $30,050)		30,050

Total Investment Securities (cost $1,136,316) (E)		1,129,467
Other Assets and Liabilities - Net		35,380

Net Assets		$ 1,164,847

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	The portfolio invests its assets in the Initial Class shares of the affiliated portfolio of Transamerica Series Trust.
(B)	The portfolio invests its assets in the Class I2 shares of the affiliated series of Transamerica Funds.
(C)	Non-income producing security.
(D)	Rate shown reflects the yield at June 30, 2013.
(E)	Aggregate cost for federal income tax purposes is $1,136,316. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $1,540 and $8,389, respectively. Net unrealized depreciation for tax purposes is $6,849.

VALUATION SUMMARY: (F)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2013
ASSETS
Investment Securities
Investment Companies	$1,099,417	$—	$—	$1,099,417
Repurchase Agreement	—	30,050	—	30,050
Total Investment Securities	$1,099,417	$30,050	$—	$1,129,467

(F)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended June 30, 2013. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica ING Balanced Allocation VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2013
(unaudited)

Assets:
Investments in affiliated investment companies, at value (cost: $1,106,266)	$1,099,417
Repurchase agreement, at value (cost: $30,050)	30,050
Receivables:
Shares sold	37,473
Due from adviser	1,765
Dividends	24

Total assets	1,168,729

Liabilities:
Accounts payable and accrued liabilities:
Shares redeemed	8
Administration fees	10
Distribution and service fees	100
Transfer agent fees	19
Trustees fees	89
Audit and tax fees	2,876
Other	780

Total liabilities	3,882

Net assets	$1,164,847

Net assets consist of:
Capital stock ($0.01 par value)	$1,179
Additional paid-in capital	1,169,947
Undistributed (accumulated) net investment income (loss)	619
Undistributed (accumulated) net realized gain (loss) from investments in affiliated investment companies	(49)
Net unrealized appreciation (depreciation) on investments in affiliated investment companies	(6,849)

Net assets	$1,164,847

Shares outstanding	117,863
Net asset value and offering price per share	$9.88

STATEMENT OF OPERATIONS

For the period ended June 30, 2013 (A)
(unaudited)

Investment Income:
Dividend income from affiliated investment companies	$1,339
Interest income	3

Total investment income	1,342

Expenses:
Management and advisory	52
Distribution and service	129
Transfer agent	19
Printing and shareholder reports	450
Custody	933
Administration	13
Legal	186
Audit and tax	2,876
Trustees	91
Other	40

Total expenses	4,789

Expenses (waived/reimbursed) recaptured	(4,066)

Net expenses	723

Net investment income (loss)	619

Net realized gain (loss) on transactions from:
Investments in affiliated investment companies	(49)

Total realized gain (loss)	(49)

Net change in unrealized appreciation (depreciation) on:
Investments in affiliated investment companies	(6,849)

Net change in unrealized appreciation (depreciation)	(6,849)

Net realized and change in unrealized gain (loss)	(6,898)

Net increase (decrease) in net assets resulting from operations	$(6,279)

(A)	Commenced operations on May 1, 2013.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica ING Balanced Allocation VP

STATEMENT OF CHANGES IN NET ASSETS

For the period ended:

June 30, 2013 (unaudited)(A)
From operations:
Net investment income (loss)	$619
Net realized gain (loss) from investments in affiliated investment companies	(49)
Net change in unrealized appreciation (depreciation) on investments in affiliated investment companies	(6,849)
Net increase (decrease) in net assets resulting from operations	(6,279)

Capital share transactions:
Proceeds from shares sold	1,171,671
Cost of shares redeemed	(545)
Net increase (decrease) in net assets resulting from capital shares transactions	1,171,126
Net increase (decrease) in net assets	1,164,847
Net assets:
Beginning of period	—
End of period	$1,164,847
Undistributed (accumulated) net investment income (loss)	$619

Share activity:
Shares issued	117,917
Shares redeemed	(54)

Net increase (decrease) in shares outstanding	117,863

(A)	Commenced operations on May 1, 2013.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica ING Balanced Allocation VP

FINANCIAL HIGHLIGHTS

For the period ended:

For a share outstanding throughout the period
	June 30, 2013 (unaudited)(A)
Net asset value
Beginning of period	$10.00
Investment operations
Net investment income (loss)(B)(C)	0.02
Net realized and unrealized gain (loss)	(0.14)
Total investment operations	(0.12)
Net asset value
End of period	$9.88
Total return(D)	(1.20	)%(E)
Net assets end of period (000’s)	$1,165
Ratio and supplemental data
Expenses to average net assets:(F)
After (waiver/reimbursement) recapture	1.40	%(G)
Before (waiver/reimbursement) recapture	9.27	%(G)
Net investment income (loss) to average net assets(C)	1.20	%(G)
Portfolio turnover rate(H)	2	%(E)

(A)	Commenced operations on May 1, 2013.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the portfolio is affected by the timing of the declaration of dividends by the underlying affiliated investment companies in which the portfolio invests.
(D)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(E)	Not annualized.
(F)	Does not include expenses of the underlying affiliated investment companies in which the portfolio invests.
(G)	Annualized.
(H)	Does not include the portfolio activity of the underlying affiliated investment companies in which the portfolio invests.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica ING Balanced Allocation VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2013

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica ING Balanced Allocation VP (the “Portfolio”) commenced operations on May 1, 2013. The Portfolio is a series of TST.

The Portfolio currently offers one class of shares: Service Class.

Transamerica Asset Management, Inc. (“TAM”) provides continuous and regular investment advisory services to the Portfolio. TAM acts as a manager of managers, providing advisory services that include, without limitation, the design and development of each Portfolio and its investment strategy and the ongoing review and evaluation of that investment strategy including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for each Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending and implementing fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolios’ investments; regular review of sub-adviser performance and holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation of portfolio holdings; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolios’ Board of Trustees; oversight of preparation of prospectuses, shareholder reports and other disclosure materials and filings; and oversight of other service providers to the Portfolios, such as the custodian, the transfer agent, the administrator, the distributor, the Portfolios’ independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations for the Portfolios; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment advisory services. Where TAM employs sub-advisers, the sub-advisers carry out and effectuate the investment strategy designed for the Portfolios by TAM and are responsible, subject to TAM’s and the Board of Trustees oversight, for the day-to-day management of the Portfolios and for making decisions to buy, hold or sell a particular security.

Transamerica Fund Services, Inc. (“TFS”) provides supervisory and administrative services to each Portfolio. TFS’s supervisory and administrative services include performing certain administrative services for the Portfolios and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided for the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TFS has outsourced the provision of certain services as described below; to the extent agreed upon by TFS and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of net asset values; shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; recommending and implementing fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and its dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; preparation of agendas and supporting documents for and minutes of meetings of Trustees and committees of Trustees; and preparation of regular communications with the Trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TFS to perform supervisory and administrative services to the Portfolio. State Street performs back office services to support TFS, including furnishing financial and performance information about the Portfolios for inclusion in regulatory filings and Trustee and shareholder reports; preparing drafts of regulatory filings, Trustee materials, tax returns, expenses and budgeting; tax compliance testing; and maintaining books and records. TFS pays all expenses it incurs in connection with providing these services in the Amended and Restated Services Agreement with the exception of the costs of certain services specifically assumed by the Portfolios, as numerated within the Statement of Operations.

This report should be read in conjunction with the Portfolio’s current prospectus, which contains additional information about the Portfolio, including investment objectives and strategies.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica ING Balanced Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 1. (continued)

The open repurchase agreements and related collateral at June 30, 2013 are listed in the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend date, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The Portfolio’s Board of Trustees has delegated the valuation functions on a day-to-day basis to TAM, subject to board oversight. TAM has formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board of Trustees. These policies and procedures are reviewed at least annually by the Board of Trustees. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair market value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica ING Balanced Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 2. (continued)

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Investment companies are valued at the net asset value (“NAV”) of the underlying portfolio. These securities are actively traded and no valuation adjustments are applied. Exchange-Traded Funds are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1 of the fair value hierarchy. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are unobservable will be valued based upon the NAVs of such investments and are categorized in Level 3 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2013, is disclosed in the Valuation Summary of the Schedule of Investments.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.

TAM, the Portfolio’s investment adviser, is directly owned by Western Reserve Life Assurance Co. of Ohio and AUSA Holding Company (“AUSA”), both of which are indirect, wholly-owned subsidiaries of Aegon NV. AUSA is wholly-owned by Aegon USA, LLC (“Aegon USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Aegon USA is owned by Aegon US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

TFS is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS, and TCI. No interested trustee receives compensation from the Portfolio.

At the commencement of operations, TAM invested in the Portfolio. As of June 30, 2013, TAM had investments in the Portfolio as follows:

	Market Value	% of Net Assets
Service Class	$123,500	10.60%

Investment advisory fees: The Portfolio pays management fees to TAM based on average daily net assets (“ANA”) at the following rate:

0.10% of ANA

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

Expense limit	Maximum Operating Expense Limit Effective Through
1.15%	May 1, 2014

TAM is entitled to reimbursement by the Portfolio of fees waived and/or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica ING Balanced Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 3. (continued)

During the period ended June 30, 2013, there was $4,066 reimbursed/waived by TAM. There were no amounts available for recapture by TAM as of June 30, 2013.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Portfolio’s distributor.

Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares, amounts equal to actual expenses associated with distributing the shares.

The Portfolio is authorized under the Distribution Plan to pay fees up to a limit of 0.25% for Service Class.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. The Portfolio pays TFS an annual fee of 0.025% of ANA. The Legal fees in the Statement of Operations are for fees paid to external legal counsel.

Transfer agent services: TFS provides transfer agency services under the Administrative Agreement and is compensated for such services under that agreement. For the period ended June 30, 2013 amounts paid to TFS by the Portfolio are included in Transfer Agent in the Statement of Operations and amounts payable to TFS as of June 30, 2013 are included in Transfer agent fees in the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), as elected by the Trustee.

NOTE 4. INVESTMENT TRANSACTIONS

The cost of affiliated investments purchased and proceeds from affiliated investments sold (excluding short-term securities) for the period ended June 30, 2013 were as follows:

Purchases of affiliated investments	$1,117,000
Proceeds from maturities and sales of affiliated investments	12,000

There were no transactions of U.S. Government securities during the period ended June 30, 2013.

NOTE 5. FEDERAL INCOME TAX MATTERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other in the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

NOTE 6. SUBSEQUENT EVENT

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica ING Balanced Allocation VP

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board” or “Board Members”) held on April 11, 2013, the Board reviewed and considered the approval of proposed mandates to establish: (1) Transamerica ING Conservative Allocation VP, (2) Transamerica ING Balanced Allocation VP, (3) Transamerica ING Moderate Growth Allocation VP, (4) Transamerica ING Intermediate Bond VP, (5) Transamerica ING Limited Maturity Bond VP, (6) Transamerica ING Large Cap Growth VP, and (7) Transamerica ING Mid Cap Opportunities VP as new series (each, a “New Series” and collectively, the “New Series”) of Transamerica Series Trust (the “Trust”). The Board reviewed and considered the proposed investment advisory agreement (the “Investment Advisory Agreement”) between the New Series and Transamerica Asset Management, Inc. (“TAM”), as well as the proposed investment sub-advisory agreement (the “Sub-Advisory Agreement”) for each of Transamerica ING Intermediate Bond VP, Transamerica ING Limited Maturity Bond VP, Transamerica ING Large Cap Growth VP, and Transamerica ING Mid Cap Opportunities VP between TAM and ING Investment Management Co. LLC (“ING”), to determine whether the agreements should be approved for an initial two-year period.

Following their review and consideration, the Board determined that the proposed Investment Advisory Agreement and the proposed Sub-Advisory Agreement will enable shareholders of each New Series to obtain high quality services at a cost that is appropriate, fair, and in the best interests of each New Series’ respective shareholders. The Board, including the independent members of the Board, unanimously approved the proposed Investment Advisory Agreement and Sub-Advisory Agreement.

In reaching their decision, the Board Members requested and obtained from TAM and ING such information as they deemed reasonably necessary to evaluate the proposed agreements. In considering the proposed approval of the Investment Advisory Agreement and Sub-Advisory Agreement, the Board Members evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. The Board Members based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions and each member of the Board may have attributed different weights to the various factors.

The nature, extent and quality of the advisory services to be provided. The Board considered the nature, extent and quality of the services expected to be provided by TAM and ING. The Board considered the proposed investment approach for the New Series; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM and ING; TAM’s management oversight process; and the professional qualifications of the portfolio management team of ING. The Board also considered the services to be provided by TAM for the portion of the management fee it will retain after payment of the sub-advisory fee for the New Series. The Board noted that these services include not only the services TAM provides to all Transamerica funds in the form of oversight of the services provided by the funds’ administrator, custodian and transfer agent and supervision of the performance of recordkeeping, shareholder relations, regulatory reporting and compliance functions of the funds, but also the “manager of managers” services TAM provides to sub-advised funds in the form of selection and oversight of the sub-adviser(s). Based on these and other considerations, the Board Members determined that TAM and ING can provide investment and related services that are appropriate in scope and extent in light of the New Series’ operations, the competitive landscape of the investment company business and investor needs.

The investment performance of the New Series. Each New Series is not yet in existence and therefore had no historical performance for the Board to review. However, the Board Members considered historical performance of certain discretionary accounts managed by TAM and ING with substantially similar investment objectives and strategies as the New Series. The historical performance contained one-, three- and five-year performance periods of the strategy, and was compared to its peers and benchmark. The Board Members noted that the historical performance of the accounts compared favorably to that of the benchmark and peer group for the periods shown. On the basis of this information and the Board Members’ assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and ING, the Board Members concluded that TAM and ING are capable of generating a level of investment performance that is appropriate in light of the New Series’ proposed investment objectives, policies and strategies.

Management fees and total expense ratios. The Board considered the proposed management fees and anticipated total expense ratios of the New Series, including information comparing the management fee and total expense ratio of the New Series to the management fees and total expense ratios of other investment companies in a Lipper peer universe. The Board also considered the fee to be charged by ING for sub-advisory services as well as the portion of the New Series’ management fee to be retained by TAM following payment of the sub-advisory fee. The Board Members noted that the proposed management fee for each of Transamerica ING Conservative Allocation VP, Transamerica ING Balanced Allocation VP and Transamerica ING Moderate Growth Allocation VP was expected to be at or lower than the Lipper category median and the proposed management fee for each of Transamerica ING Intermediate Bond VP, Transamerica ING Limited Maturity Bond VP, Transamerica ING Large Cap Growth VP and Transamerica ING Mid Cap Opportunities VP was expected to be above the Lipper category median on an asset-weighted basis for each series. The Board also noted that TAM proposed to enter into an expense limitation arrangement with each New Series, which may result in TAM waiving fees for the benefit of shareholders. On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and ING under the investment advisory and sub-advisory agreements are reasonable in light of the services to be provided.

The cost of advisory services provided and the level of profitability. The New Series were not yet in existence and therefore no revenue, cost or profitability data was available for the Board to review. However, the Board reviewed projected profitability information regarding TAM’s costs of procuring portfolio management services as well as the costs of providing administration, transfer agency and

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica ING Balanced Allocation VP

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS (continued)

other services to the New Series by TAM and its affiliates. The Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and ING. As a result, the Board considered profitability information for TAM and its affiliates with respect to the New Series. Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the New Series was not anticipated to be excessive.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the New Series grows. In evaluating the extent to which the management fees payable under the new investment advisory and sub-advisory agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board took note of TAM’s and ING’s pricing schedules and the proposed advisory and sub-advisory fee breakpoints, as detailed in the materials provided to the Board, and noted each fee breakpoint with respect to the various asset levels to be achieved by the New Series. The Board noted that Transamerica ING Conservative Allocation VP, Transamerica ING Balanced Allocation VP and Transamerica ING Moderate Growth Allocation VP each have a flat management fee rate. The Board concluded that the proposed fees and breakpoints, if any, may benefit investors by permitting economies of scale in the form of lower management fees as the level of assets grows for the New Series. The Board Members also noted that, in the future, they would have the opportunity to periodically reexamine whether each New Series has achieved economies of scale and the appropriateness of management fees payable to TAM and fees payable by TAM to ING.

Benefits to TAM, its affiliates, or ING from their relationships with the New Series. The Board considered any other benefits derived by TAM, its affiliates, and ING from their relationships with the New Series. The Board Members noted that TAM would not realize soft dollar benefits from its relationships with the New Series, and that ING may engage in soft dollar arrangements consistent with applicable law and “best execution” requirements.

Other considerations. The Board considered the investment objective of the New Series and its investment strategy and noted that TAM believes that the New Series would offer the portfolios on a new ING private label variable annuity platform. The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage each New Series in a professional manner that is consistent with the best interests of each New Series and its respective shareholders. In this regard, the Board Members favorably considered TAM’s procedures and policies to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of ING. The Board Members also noted that TAM has made a significant entrepreneurial commitment to the management and success of the New Series.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica ING Conservative Allocation VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The actual expenses example is based on an investment of $1,000 invested at May 1, 2013 and held for the entire period until June 30, 2013.

The hypothetical expenses example is based on an investment of $1,000 invested at January 1, 2013 and held for the entire period until June 30, 2013.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses(A)		Annualized Expense Ratio(C)
Portfolio Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period(B)	Ending Account Value	Expenses Paid During Period(B)
Transamerica ING Conservative Allocation VP
Service Class	$1,000.00	$974.00	$2.24	$1,017.51	$7.07	1.43%

(A)	5% return per year before expenses.

(B)	Portfolio commenced operations on May 1, 2013. Actual expenses are calculated using the portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (58 days), and divided by the number of days in the year (365 days). For comparability purposes, hypothetical expenses assume that the portfolio was in operation for the entire six-month period ended June 30, 2013. Thus, the hypothetical expenses are calculated using the portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (179 days), and divided by the number of days in the year (365 days).

(C)	Expense ratios do not include expenses of the underlying affiliated investment companies in which the portfolio invests.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2013

(the following chart summarizes the Schedule of Investments of the portfolio by asset type)

(unaudited)

Asset Type	% of Net Assets
Fixed Income	57.0%
U.S. Equity	25.4
Global/International Equity	11.8
Repurchase Agreement	2.7
Tactical and Specialty	1.8
Inflation-Protected Securities	1.8
Other Assets and Liabilities - Net	(0.5)
Total	100.0%

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica ING Conservative Allocation VP

SCHEDULE OF INVESTMENTS

At June 30, 2013

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 97.8%
Fixed Income - 57.0%
Transamerica Aegon U.S. Government Securities VP (A)	396	$ 5,111
Transamerica Core Bond (B)	989	10,218
Transamerica Emerging Markets Debt (B)	774	8,192
Transamerica ING Intermediate Bond VP (A)(C)	855	8,192
Transamerica ING Limited Maturity Bond VP (A)(C)	2,061	20,491
Transamerica International Bond (B)	214	2,027
Transamerica JPMorgan Core Bond VP (A)	786	10,232
Transamerica Money Market (B)	6,150	6,150
Transamerica PIMCO Total Return VP (A)	7,078	82,815
Transamerica Short-Term Bond (B)	3,616	36,850
Global/International Equity - 11.8%
Transamerica Clarion Global Real Estate Securities VP (A)	173	2,087
Transamerica Developing Markets Equity (B)	384	4,162
Transamerica Income & Growth (B)	2,595	26,829
Transamerica International Equity (B)	127	2,057
Transamerica International Small Cap (B)	241	2,053
Transamerica International Small Cap Value (B)	197	2,048
Inflation-Protected Securities - 1.8%
Transamerica Real Return TIPS (B)	617	6,120
Tactical and Specialty - 1.8%
Transamerica Bond (B)	592	6,134

	Shares	Value
U.S. Equity - 25.4%
Transamerica Dividend Focused (B)	278	$ 3,063
Transamerica Growth Opportunities (B)	202	2,064
Transamerica ING Large Cap Growth VP (A)(C)	206	2,053
Transamerica ING Mid Cap Opportunities VP (A)(C)	203	2,061
Transamerica Jennison Growth VP (A)	222	2,055
Transamerica Large Cap Growth (B)	285	3,069
Transamerica Large Cap Value (B)	3,327	43,681
Transamerica MLP & Energy Income (B)(C)	209	2,068
Transamerica Select Equity (B)	639	8,213
Transamerica Small Cap Growth (B)	479	5,189
Transamerica Small Cap Value (B)	695	8,264
Transamerica WMC Diversified Growth VP (A)	112	3,083

Total Investment Companies (cost $330,526)		326,631

	Principal	Value
REPURCHASE AGREEMENT - 2.7%
State Street Bank & Trust Co. 0.03% (D), dated 06/28/2013, to be repurchased at $9,123 on 07/01/2013. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 07/25/2037, and with a value of $10,465.	$ 9,123	9,123

Total Repurchase Agreement (cost $9,123)		9,123

Total Investment Securities (cost $339,649) (E)		335,754
Other Assets and Liabilities - Net		(1,755)

Net Assets		$ 333,999

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	The portfolio invests its assets in the Initial Class shares of the affiliated portfolio of Transamerica Series Trust.
(B)	The portfolio invests its assets in the Class I2 shares of the affiliated series of Transamerica Funds.
(C)	Non-income producing security.
(D)	Rate shown reflects the yield at June 30, 2013.
(E)	Aggregate cost for federal income tax purposes is $339,649. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $1,133 and $5,028, respectively. Net unrealized depreciation for tax purposes is $3,895.

VALUATION SUMMARY: (F)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2013
ASSETS
Investment Securities
Investment Companies	$326,631	$—	$—	$326,631
Repurchase Agreement	—	9,123	—	9,123
Total Investment Securities	$326,631	$9,123	$—	$335,754

(F)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended June 30, 2013. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica ING Conservative Allocation VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2013

(unaudited)

Assets:
Investments in affiliated investment companies, at value (cost: $330,526)	$326,631
Repurchase agreement, at value (cost: $9,123)	9,123
Receivables:
Due from adviser	1,846
Dividends	7

Total assets	337,607

Liabilities:
Accounts payable and accrued liabilities:
Shares redeemed	7
Administration fees	4
Distribution and service fees	38
Transfer agent fees	9
Trustees fees Custody fees	45 290
Printing and shareholder reports fees	225
Audit and tax fees	2,876
Other	114

Total liabilities	3,608

Net assets	$333,999

Net assets consist of:
Capital stock ($0.01 par value)	$343
Additional paid-in capital	337,381
Undistributed (accumulated) net investment income (loss)	260
Undistributed (accumulated) net realized gain (loss) from investments in affiliated investment companies	(90)
Net unrealized appreciation (depreciation) on investments in affiliated investment companies	(3,895)

Net assets	$333,999

Shares outstanding	34,275
Net asset value and offering price per share	$9.74

STATEMENT OF OPERATIONS

For the period ended June 30, 2013 (A)

(unaudited)

Investment Income:
Dividend income from affiliated investment companies	$623
Interest income	1

Total investment income	624

Expenses:
Management and advisory	25
Distribution and service	64
Transfer agent	9
Printing and shareholder reports	225
Custody	917
Administration	7
Legal	93
Audit and tax	2,876
Trustees	46
Other	20

Total expenses	4,282

Expenses (waived/reimbursed) recaptured	(3,918)

Net expenses	364

Net investment income (loss)	260

Net realized gain (loss) on transactions from:
Investments in affiliated investment companies	(90)

Total realized gain (loss)	(90)

Net change in unrealized appreciation (depreciation) on:
Investments in affiliated investment companies	(3,895)

Net realized and change in unrealized gain (loss)	(3,985)

Net increase (decrease) in net assets resulting from operations	$(3,725)

(A)	Commenced operations on May 1, 2013.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica ING Conservative Allocation VP

STATEMENT OF CHANGES IN NET ASSETS

For the period ended:

June 30, 2013 (unaudited)(A)
From operations:
Net investment income (loss)	$260
Net realized gain (loss) from investments in affiliated investment companies	(90)
Net change in unrealized appreciation (depreciation) on investments in affiliated investment companies	(3,895)
Net increase (decrease) in net assets resulting from operations	(3,725)

Capital share transactions:
Proceeds from shares sold	338,093
Cost of shares redeemed	(369)
Net increase (decrease) in net assets resulting from capital shares transactions	337,724

Net increase (decrease) in net assets	333,999

Net assets:
Beginning of period	—
End of period	$333,999
Undistributed (accumulated) net investment income (loss)	$260

Share activity:
Shares issued	34,312
Shares redeemed	(37)
Net increase (decrease) in shares outstanding	34,275

(A)	Commenced operations on May 1, 2013.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica ING Conservative Allocation VP

FINANCIAL HIGHLIGHTS

For the period ended:

For a share outstanding throughout the period
	June 30, 2013 (unaudited)(A)
Net asset value
Beginning of period	$10.00
Investment operations
Net investment income (loss)(B)(C)	0.02
Net realized and unrealized gain (loss)	(0.28)
Total investment operations	(0.26)
Net asset value
End of period	$9.74
Total return(D)	(2.60	)%(E)
Net assets end of period (000’s)	$334
Ratio and supplemental data
Expenses to average net assets:(F)
After (waiver/reimbursement) recapture	1.43	%(G)
Before (waiver/reimbursement) recapture	16.85	%(G)
Net investment income (loss) to average net assets(C)	1.02	%(G)
Portfolio turnover rate(H)	10	%(E)

(A)	Commenced operations on May 1, 2013.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the portfolio is affected by the timing of the declaration of dividends by the underlying affiliated investment companies in which the portfolio invests.
(D)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(E)	Not annualized.
(F)	Does not include expenses of the underlying affiliated investment companies in which the portfolio invests.
(G)	Annualized.
(H)	Does not include the portfolio activity of the underlying affiliated investment companies in which the portfolio invests.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica ING Conservative Allocation VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2013

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica ING Conservative Allocation VP (the “Portfolio”) commenced operations on May 1, 2013. The Portfolio is a series of TST.

The Portfolio currently offers one class of shares: Service Class.

Transamerica Asset Management, Inc. (“TAM”) provides continuous and regular investment advisory services to the Portfolio. TAM acts as a manager of managers, providing advisory services that include, without limitation, the design and development of each Portfolio and its investment strategy and the ongoing review and evaluation of that investment strategy including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for each Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending and implementing fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolios’ investments; regular review of sub-adviser performance and holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation of portfolio holdings; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolios’ Board of Trustees; oversight of preparation of prospectuses, shareholder reports and other disclosure materials and filings; and oversight of other service providers to the Portfolios, such as the custodian, the transfer agent, the administrator, the distributor, the Portfolios’ independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations for the Portfolios; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment advisory services. Where TAM employs sub-advisers, the sub-advisers carry out and effectuate the investment strategy designed for the Portfolios by TAM and are responsible, subject to TAM’s and the Board of Trustees oversight, for the day-to-day management of the Portfolios and for making decisions to buy, hold or sell a particular security.

Transamerica Fund Services, Inc. (“TFS”) provides supervisory and administrative services to each Portfolio. TFS’s supervisory and administrative services include performing certain administrative services for the Portfolios and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided for the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TFS has outsourced the provision of certain services as described below; to the extent agreed upon by TFS and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of net asset values; shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; recommending and implementing fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and its dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; preparation of agendas and supporting documents for and minutes of meetings of Trustees and committees of Trustees; and preparation of regular communications with the Trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TFS to perform supervisory and administrative services to the Portfolio. State Street performs back office services to support TFS, including furnishing financial and performance information about the Portfolios for inclusion in regulatory filings and Trustee and shareholder reports; preparing drafts of regulatory filings, Trustee materials, tax returns, expenses and budgeting; tax compliance testing; and maintaining books and records. TFS pays all expenses it incurs in connection with providing these services in the Amended and Restated Services Agreement with the exception of the costs of certain services specifically assumed by the Portfolios, as numerated within the Statement of Operations.

This report should be read in conjunction with the Portfolio’s current prospectus, which contains additional information about the Portfolio, including investment objectives and strategies.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica ING Conservative Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 1. (continued)

The open repurchase agreements and related collateral at June 30, 2013 are listed in the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend date, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The Portfolio’s Board of Trustees has delegated the valuation functions on a day-to-day basis to TAM, subject to board oversight. TAM has formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board of Trustees. These policies and procedures are reviewed at least annually by the Board of Trustees. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair market value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica ING Conservative Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 2. (continued)

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Investment companies are valued at the net asset value (“NAV”) of the underlying portfolio. These securities are actively traded and no valuation adjustments are applied. Exchange-Traded Funds are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1 of the fair value hierarchy. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are unobservable will be valued based upon the NAVs of such investments and are categorized in Level 3 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2013, is disclosed in the Valuation Summary of the Schedule of Investments.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.

TAM, the Portfolio’s investment adviser, is directly owned by Western Reserve Life Assurance Co. of Ohio and AUSA Holding Company (“AUSA”), both of which are indirect, wholly-owned subsidiaries of Aegon NV. AUSA is wholly-owned by Aegon USA, LLC (“Aegon USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Aegon USA is owned by Aegon US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

TFS is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS, and TCI. No interested trustee receives compensation from the Portfolio.

At the commencement of operations, TAM invested in the Portfolio. As of June 30, 2013, TAM had investments in the Portfolio as follows:

	Market Value	% of Net Assets
Service Class	$121,750	36.45%

Investment advisory fees: The Portfolio pays management fees to TAM based on average daily net assets (“ANA”) at the following rate:

0.10% of ANA

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

Expense limit	Maximum Operating Expense Limit Effective Through
1.18%	May 1, 2014

TAM is entitled to reimbursement by the Portfolio of fees waived and/or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica ING Conservative Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 3. (continued)

During the period ended June 30, 2013, the amount reimbursed/waived by TAM was $3,918. There were no amounts available for recapture by TAM as of June 30, 2013.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Portfolio’s distributor.

Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares, amounts equal to actual expenses associated with distributing the shares.

The Portfolio is authorized under the Distribution Plan to pay fees up to a limit of 0.25% for Service Class.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. The Portfolio pays TFS an annual fee of 0.025% of ANA. The Legal fees in the Statement of Operations are for fees paid to external legal counsel.

Transfer agent services: TFS provides transfer agency services under the Administrative Agreement and is compensated for such services under that agreement. For the period ended June 30, 2013 amounts paid to TFS by the Portfolio are included in Transfer Agent in the Statement of Operations and amounts payable to TFS as of June 30, 2013 are included in Transfer agent fees in the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), as elected by the Trustee.

NOTE 4. INVESTMENT TRANSACTIONS

The cost of affiliated investments purchased and proceeds from affiliated investments sold (excluding short-term securities) for the period ended June 30, 2013 were as follows:

Purchases of affiliated investments	$352,000
Proceeds from maturities and sales of affiliated investments	22,000

There were no transactions of U.S. Government securities during the period ended June 30, 2013.

NOTE 5. FEDERAL INCOME TAX MATTERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other in the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

NOTE 6. SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica ING Conservative Allocation VP

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board” or “Board Members”) held on April 11, 2013, the Board reviewed and considered the approval of proposed mandates to establish: (1) Transamerica ING Conservative Allocation VP, (2) Transamerica ING Balanced Allocation VP, (3) Transamerica ING Moderate Growth Allocation VP, (4) Transamerica ING Intermediate Bond VP, (5) Transamerica ING Limited Maturity Bond VP, (6) Transamerica ING Large Cap Growth VP, and (7) Transamerica ING Mid Cap Opportunities VP as new series (each, a “New Series” and collectively, the “New Series”) of Transamerica Series Trust (the “Trust”). The Board reviewed and considered the proposed investment advisory agreement (the “Investment Advisory Agreement”) between the New Series and Transamerica Asset Management, Inc. (“TAM”), as well as the proposed investment sub-advisory agreement (the “Sub-Advisory Agreement”) for each of Transamerica ING Intermediate Bond VP, Transamerica ING Limited Maturity Bond VP, Transamerica ING Large Cap Growth VP, and Transamerica ING Mid Cap Opportunities VP between TAM and ING Investment Management Co. LLC (“ING”), to determine whether the agreements should be approved for an initial two-year period.

Following their review and consideration, the Board determined that the proposed Investment Advisory Agreement and the proposed Sub-Advisory Agreement will enable shareholders of each New Series to obtain high quality services at a cost that is appropriate, fair, and in the best interests of each New Series’ respective shareholders. The Board, including the independent members of the Board, unanimously approved the proposed Investment Advisory Agreement and Sub-Advisory Agreement.

In reaching their decision, the Board Members requested and obtained from TAM and ING such information as they deemed reasonably necessary to evaluate the proposed agreements. In considering the proposed approval of the Investment Advisory Agreement and Sub-Advisory Agreement, the Board Members evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. The Board Members based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions and each member of the Board may have attributed different weights to the various factors.

The nature, extent and quality of the advisory services to be provided. The Board considered the nature, extent and quality of the services expected to be provided by TAM and ING. The Board considered the proposed investment approach for the New Series; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM and ING; TAM’s management oversight process; and the professional qualifications of the portfolio management team of ING. The Board also considered the services to be provided by TAM for the portion of the management fee it will retain after payment of the sub-advisory fee for the New Series. The Board noted that these services include not only the services TAM provides to all Transamerica funds in the form of oversight of the services provided by the funds’ administrator, custodian and transfer agent and supervision of the performance of recordkeeping, shareholder relations, regulatory reporting and compliance functions of the funds, but also the “manager of managers” services TAM provides to sub-advised funds in the form of selection and oversight of the sub-adviser(s). Based on these and other considerations, the Board Members determined that TAM and ING can provide investment and related services that are appropriate in scope and extent in light of the New Series’ operations, the competitive landscape of the investment company business and investor needs.

The investment performance of the New Series. Each New Series is not yet in existence and therefore had no historical performance for the Board to review. However, the Board Members considered historical performance of certain discretionary accounts managed by TAM and ING with substantially similar investment objectives and strategies as the New Series. The historical performance contained one-, three- and five-year performance periods of the strategy, and was compared to its peers and benchmark. The Board Members noted that the historical performance of the accounts compared favorably to that of the benchmark and peer group for the periods shown. On the basis of this information and the Board Members’ assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and ING, the Board Members concluded that TAM and ING are capable of generating a level of investment performance that is appropriate in light of the New Series’ proposed investment objectives, policies and strategies.

Management fees and total expense ratios. The Board considered the proposed management fees and anticipated total expense ratios of the New Series, including information comparing the management fee and total expense ratio of the New Series to the management fees and total expense ratios of other investment companies in a Lipper peer universe. The Board also considered the fee to be charged by ING for sub-advisory services as well as the portion of the New Series’ management fee to be retained by TAM following payment of the sub-advisory fee. The Board Members noted that the proposed management fee for each of Transamerica ING Conservative Allocation VP, Transamerica ING Balanced Allocation VP and Transamerica ING Moderate Growth Allocation VP was expected to be at or lower than the Lipper category median and the proposed management fee for each of Transamerica ING Intermediate Bond VP, Transamerica ING Limited Maturity Bond VP, Transamerica ING Large Cap Growth VP and Transamerica ING Mid Cap Opportunities VP was expected to be above the Lipper category median on an asset-weighted basis for each series. The Board also noted that TAM proposed to enter into an expense limitation arrangement with each New Series, which may result in TAM waiving fees for the benefit of shareholders. On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and ING under the investment advisory and sub-advisory agreements are reasonable in light of the services to be provided.

The cost of advisory services provided and the level of profitability. The New Series were not yet in existence and therefore no revenue, cost or profitability data was available for the Board to review. However, the Board reviewed projected profitability information regarding TAM’s costs of procuring portfolio management services as well as the costs of providing administration, transfer agency and

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica ING Conservative Allocation VP

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS (continued)

other services to the New Series by TAM and its affiliates. The Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and ING. As a result, the Board considered profitability information for TAM and its affiliates with respect to the New Series. Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the New Series was not anticipated to be excessive.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the New Series grows. In evaluating the extent to which the management fees payable under the new investment advisory and sub-advisory agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board took note of TAM’s and ING’s pricing schedules and the proposed advisory and sub-advisory fee breakpoints, as detailed in the materials provided to the Board, and noted each fee breakpoint with respect to the various asset levels to be achieved by the New Series. The Board noted that Transamerica ING Conservative Allocation VP, Transamerica ING Balanced Allocation VP and Transamerica ING Moderate Growth Allocation VP each have a flat management fee rate. The Board concluded that the proposed fees and breakpoints, if any, may benefit investors by permitting economies of scale in the form of lower management fees as the level of assets grows for the New Series. The Board Members also noted that, in the future, they would have the opportunity to periodically reexamine whether each New Series has achieved economies of scale and the appropriateness of management fees payable to TAM and fees payable by TAM to ING.

Benefits to TAM, its affiliates, or ING from their relationships with the New Series. The Board considered any other benefits derived by TAM, its affiliates, and ING from their relationships with the New Series. The Board Members noted that TAM would not realize soft dollar benefits from its relationships with the New Series, and that ING may engage in soft dollar arrangements consistent with applicable law and “best execution” requirements.

Other considerations. The Board considered the investment objective of the New Series and its investment strategy and noted that TAM believes that the New Series would offer the portfolios on a new ING private label variable annuity platform. The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage each New Series in a professional manner that is consistent with the best interests of each New Series and its respective shareholders. In this regard, the Board Members favorably considered TAM’s procedures and policies to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of ING. The Board Members also noted that TAM has made a significant entrepreneurial commitment to the management and success of the New Series.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica ING Intermediate Bond VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The actual expenses example is based on an investment of $1,000 invested at May 1, 2013 and held for the entire period until June 30, 2013.

The hypothetical expenses example is based on an investment of $1,000 invested at January 1, 2013 and held for the entire period until June 30, 2013.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses(A)
Portfolio Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period(B)	Ending Account Value	Expenses Paid During Period(B)	Annualized Expense Ratio
Transamerica ING Intermediate Bond VP
Initial Class	$1,000.00	$957.00	$1.15	$1,020.89	$3.67	0.74%
Service Class	1,000.00	957.00	1.54	1,019.67	4.90	0.99

(A)	5% return per year before expenses.

(B)	Portfolio commenced operations on May 1, 2013. Actual expenses are calculated using the portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (58 days), and divided by the number of days in the year (365 days). For comparability purposes, hypothetical expenses assume that the portfolio was in operation for the entire six-month period ended June 30, 2013. Thus, the hypothetical expenses are calculated using the portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (179 days), and divided by the number of days in the year (365 days).

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica ING Intermediate Bond VP

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2013

(the following chart summarizes the Schedule of Investments of the portfolio by asset type)

(unaudited)

Asset Type	% of Net Assets
U.S. Government Obligations	39.0%
U.S. Government Agency Obligations	31.9
Repurchase Agreement	24.0
Corporate Debt Securities	23.9
Securities Lending Collateral	22.0
Asset-Backed Securities	8.0
Mortgage-Backed Securities	6.0
Preferred Stocks	0.5
Foreign Government Obligations	0.2
Short-Term U.S. Government Obligation	0.1
Other Assets and Liabilities - Net(A)	(55.6)
Total	100.0%

(A)	The Other Assets and Liabilities - Net category may include, but is not limited to, Reverse Repurchase Agreements, Forward Foreign Currency Contracts, Futures Contracts, Swap Agreements, Written Options and Swaptions, Securities Sold Short, TBA Short Commitments, and Cash Collateral.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica ING Intermediate Bond VP

SCHEDULE OF INVESTMENTS

At June 30, 2013

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 39.0%
United States - 39.0%
U.S. Treasury Bond 3.13%, 02/15/2043	$ 2,937,000	$ 2,741,508
U.S. Treasury Inflation Indexed Note 0.13%, 01/15/2022	878,523	860,472
U.S. Treasury Note
0.25%, 05/31/2015	38,000	37,933
0.38%, 06/30/2015 (A)	203,000	202,746
0.50%, 06/15/2016	63,000	62,734
1.00%, 05/31/2018 (B)	55,000	54,055
1.38%, 06/30/2018 (A)	9,885,000	9,860,050
1.38%, 05/31/2020	236,000	227,758
1.75%, 05/15/2023 (B)	3,961,000	3,709,722
1.88%, 06/30/2020 (A)	684,000	681,902
2.00%, 02/15/2022	302,000	294,793

Total U.S. Government Obligations (cost $19,127,130)		18,733,673

U.S. GOVERNMENT AGENCY OBLIGATIONS - 31.9%
United States - 31.9%
Fannie Mae, TBA
2.50%	766,000	768,753
3.00%	2,874,000	2,792,271
4.50%	2,221,000	2,345,931
Freddie Mac, TBA
3.00%	1,899,000	1,946,252
4.00%	2,999,000	3,112,048
Ginnie Mae, TBA 3.50%	4,220,000	4,328,797

Total U.S. Government Agency Obligations (cost $15,427,246)		15,294,052

FOREIGN GOVERNMENT OBLIGATIONS - 0.2%
Mexico - 0.2%
Mexico Government International Bond 3.63%, 03/15/2022	96,000	94,080

Total Foreign Government Obligations (cost $91,682)		94,080

MORTGAGE-BACKED SECURITIES - 6.0%
United States - 6.0%
Banc of America Merrill Lynch Commercial Mortgage, Inc. Series 2003-2, Class H 5.36%, 03/11/2041 - 144A (C)	44,000	43,535
Bear Stearns Commercial Mortgage Securities Trust Series 2004-PWR6, Class F 5.68%, 11/11/2041 - 144A (C)	60,000	64,091
CD Commercial Mortgage Trust Series 2007-CD5, Class B 6.32%, 11/15/2044 (C)	60,000	60,684
Citigroup Commercial Mortgage Trust Series 2004-C1, Class G 5.62%, 04/15/2040 - 144A (C)	200,000	202,100
Commercial Mortgage Trust Series 2003-C2, Class H 5.91%, 01/05/2036 - 144A (C)	40,000	40,345
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-C2, Class E 5.74%, 05/15/2036 (C)	200,000	220,072

	Principal	Value
United States (continued)
CSMC Series 2010-RR6, Class B 5.76%, 04/12/2049 - 144A (C)	$ 30,000	$ 30,560
First Union-Lehman Brothers Commercial Mortgage Trust II Series 1997-C2, Class G 7.50%, 11/18/2029 - 144A (C)	172,652	179,912
GMAC Commercial Mortgage Securities, Inc. Series 2003-C3, Class H 5.94%, 04/10/2040 - 144A (C)	100,000	100,745
GS Mortgage Securities Trust, IO Series 2011-GC5, Class XA 1.91%, 08/10/2044 - 144A (C)	978,710	76,335
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-JWRZ, Class A 0.97%, 04/15/2030 - 144A (C)	220,000	219,389
JPMorgan Commercial Mortgage Pass-Through Certificates Series 2004-C1, Class H 6.02%, 01/15/2038 - 144A (C)	60,000	60,744
LB-UBS Commercial Mortgage Trust
Series 2005-C7, Class D
5.35%, 11/15/2040 (C)	100,000	99,069
Series 2006-C4, Class B
6.08%, 06/15/2038 (C)	100,000	92,855
LB-UBS Commercial Mortgage Trust, IO
Series 2004-C1, Class XST
1.00%, 01/15/2036 - 144A (C)	830,828	24,546
Series 2006-C7, Class XW
0.85%, 11/15/2038 - 144A (C)	6,789,709	137,023
Morgan Stanley Bank of America Merrill Lynch Trust, IO Series 2012-C6, Class XA 2.34%, 11/15/2045 - 144A (C)	694,873	81,057
Morgan Stanley Capital I Trust
Series 2004-HQ3, Class K
6.08%, 01/13/2041 - 144A (C)	110,000	111,701
Series 2004-HQ4, Class E
5.15%, 04/14/2040 (C)	100,000	99,687
Series 2005-HQ6, Class AJ
5.07%, 08/13/2042 (C)	60,000	62,870
Series 2005-HQ6, Class F
5.27%, 08/13/2042 (C)	100,000	89,636
Series 2008-T29, Class D
6.46%, 01/11/2043 - 144A (C)	100,000	100,130
Series 2011-C1, Class D
5.42%, 09/15/2047 - 144A (C)	200,000	192,267
Morgan Stanley Dean Witter Capital I Trust Series 2002-IQ3, Class E 5.98%, 09/15/2037 - 144A	78,000	82,375
Morgan Stanley Re-REMIC Trust Series 2010-C30A, Class A3B 5.39%, 12/17/2043 - 144A (C)	70,000	70,713
Nationslink Funding Corp. Commercial Loan Pass-Through Certificates Series 1999-LTL1, Class D 6.45%, 01/22/2026 - 144A	60,731	67,010

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica ING Intermediate Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

	Principal	Value
United States (continued)
Wachovia Bank Commercial Mortgage Trust Series 2007-C30, Class AM 5.38%, 12/15/2043	$ 150,000	$ 158,128
Wells Fargo Mortgage Backed Securities Trust Series 2006-AR7, Class 2A4 2.61%, 05/25/2036 (C)	114,925	104,526

Total Mortgage-Backed Securities (cost $2,950,858)		2,872,105

ASSET-BACKED SECURITIES - 8.0%
Australia - 0.4%
SMART Trust Series 2013-2US, Class A4A 1.18%, 02/14/2019	200,000	197,520
Cayman Islands - 7.1%
Ares Enhanced Loan Investment Strategy IR, Ltd.
Series 2008-IRA, Class A2
4.28%, 10/16/2020 - 144A (C)	250,000	250,339
Series 2008-IRA, Class B1
6.28%, 10/16/2020 - 144A (C)	250,000	250,619
Ares VIR CLO, Ltd. Series 2006-6RA, Class D 2.17%, 03/12/2018 - 144A (C)	250,000	244,627
Ares VR CLO, Ltd. Series 2006-5RA, Class D 2.17%, 02/24/2018 - 144A (C)	110,012	106,466
Atrium III Series 3A, Class D1 6.37%, 10/27/2016 - 144A (C)	250,000	238,270
Black Diamond CLO Delaware Corp. Series 2005-1A, Class A1 0.54%, 06/20/2017 - 144A (C)	368,643	366,800
Castle Garden Funding Series 2005-1A, Class C1 2.03%, 10/27/2020 - 144A (C)	175,000	169,731
Gulf Stream - Sextant CLO, Ltd.
Series 2006-1A, Class A2
0.52%, 08/21/2020 - 144A (C)	286,188	281,311
Series 2006-1A, Class D
1.87%, 08/21/2020 - 144A (C)	200,000	190,428
Halcyon Structured Asset Management CLO I, Ltd. Series 2006-1A, Class D 1.97%, 05/21/2018 - 144A (C)	250,000	246,249
Halcyon Structured Asset Management Long Secured/Short Unsecured CLO, Ltd. Series 2006-1A, Class C 1.00%, 10/12/2018 - 144A (C)	250,000	243,887
LightPoint CLO III, Ltd. Series 2005-3A, Class A1A 0.53%, 09/15/2017 - 144A (C)	217,371	207,046
Madison Park Funding I, Ltd. Series 2005-1A, Class D 2.18%, 05/10/2019 - 144A (C)	100,000	99,981
Stanfield Veyron CLO, Ltd. Series 2006-1A, Class D 1.88%, 07/15/2018 - 144A (C)	150,000	139,478

	Principal	Value
Cayman Islands (continued)
WhiteHorse III, Ltd./Corp. Series 2006-1A, Class A3L 1.02%, 05/01/2018 - 144A (C)	$ 200,000	$ 192,173
Whitney CLO, Ltd. Series 2004-1A, Class B1LA 2.38%, 03/01/2017 - 144A (C)	200,000	199,983
United States - 0.5%
Jefferies Ln 3.70%, 11/02/2014	235,000	235,000

Total Asset-Backed Securities (cost $3,914,943)		3,859,908

CORPORATE DEBT SECURITIES - 23.9%
Bermuda - 0.4%
Ingersoll-Rand Global Holding Co., Ltd. 4.25%, 06/15/2023 - 144A	78,000	77,510
Weatherford International, Ltd. 5.95%, 04/15/2042	135,000	127,598
Canada - 0.2%
Xstrata Finance Canada, Ltd. 4.25%, 10/25/2022 - 144A	137,000	124,378
Cayman Islands - 0.3%
Transocean, Inc.
2.50%, 10/15/2017	98,000	96,848
3.80%, 10/15/2022	49,000	46,675
Germany - 0.4%
Deutsche Bank AG 4.30%, 05/24/2028 (B) (C)	200,000	184,668
Luxembourg - 0.2%
Intelsat Jackson Holdings SA 7.25%, 10/15/2020	100,000	105,000
Netherlands - 0.4%
Petrobras Global Finance BV 4.38%, 05/20/2023 (B)	100,000	91,734
Rabobank Nederland NV 11.00%, 06/30/2019 - 144A (C) (D)	75,000	96,188
Spain - 0.4%
BBVA US Senior SAU 4.66%, 10/09/2015	200,000	206,025
Switzerland - 0.6%
UBS AG 7.63%, 08/17/2022	250,000	274,362
United Kingdom - 2.0%
Anglo American Capital PLC 2.63%, 09/27/2017 - 144A	200,000	194,990
BP Capital Markets PLC 2.75%, 05/10/2023	103,000	95,236
HSBC Bank PLC 1.50%, 05/15/2018 - 144A	200,000	192,737
Rio Tinto Finance USA PLC
1.63%, 08/21/2017	49,000	48,059
2.25%, 12/14/2018 (B)	56,000	54,419
Royal Bank of Scotland Group PLC 6.10%, 06/10/2023 (B)	67,000	63,564
Standard Chartered PLC 3.95%, 01/11/2023 - 144A	200,000	186,049
Vodafone Group PLC
2.95%, 02/19/2023	49,000	45,298
4.38%, 02/19/2043	74,000	66,289

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica ING Intermediate Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

	Principal	Value
United States - 18.9%
AES Corp. 7.38%, 07/01/2021	$ 100,000	$ 109,750
Aetna, Inc.
1.50%, 11/15/2017	35,000	33,981
2.75%, 11/15/2022	49,000	45,128
American International Group, Inc. 8.18%, 05/15/2058 (C)	54,000	65,880
American International Group, Inc., Series GMTN 5.85%, 01/16/2018	63,000	70,838
American Tower Corp. 4.50%, 01/15/2018	67,000	71,456
Amgen, Inc. 3.88%, 11/15/2021	67,000	68,961
Apple, Inc.
2.40%, 05/03/2023 (B)	75,000	69,560
3.85%, 05/04/2043	45,000	39,970
Ashland, Inc. 4.75%, 08/15/2022 - 144A (B)	100,000	99,000
AT&T, Inc. 5.35%, 09/01/2040 (B)	66,000	66,781
AvalonBay Communities, Inc. 2.95%, 09/15/2022	74,000	68,453
Bank of America Corp. 5.20%, 06/01/2023 (B) (C) (D)	63,000	59,220
Bank of America Corp., Series MTN 3.30%, 01/11/2023 (B)	169,000	159,730
Baxter International, Inc. 1.85%, 06/15/2018 (B)	36,000	35,708
BB&T Corp., Series MTN 2.05%, 06/19/2018 (B)	63,000	62,083
Berkshire Hathaway Finance Corp. 4.40%, 05/15/2042	33,000	30,453
Berkshire Hathaway, Inc. 3.00%, 02/11/2023	72,000	69,321
BioMed Realty, LP 4.25%, 07/15/2022	69,000	67,840
Boston Properties, LP 3.70%, 11/15/2018	44,000	46,213
Brinker International, Inc. 2.60%, 05/15/2018	33,000	32,299
Case New Holland, Inc. 7.88%, 12/01/2017	100,000	113,250
Celgene Corp. 3.25%, 08/15/2022	136,000	128,985
Citigroup, Inc.
1.30%, 04/01/2016	49,000	48,419
3.50%, 05/15/2023	62,000	55,684
4.45%, 01/10/2017	45,000	48,186
5.35%, 05/15/2023 (B) (C) (D)	124,000	116,250
5.88%, 01/30/2042	39,000	42,911
Constellation Brands, Inc. 6.00%, 05/01/2022	100,000	107,250
Continental Resources, Inc. 5.00%, 09/15/2022	100,000	101,750
COX Communications, Inc. 4.50%, 06/30/2043 - 144A	50,000	43,032

	Principal	Value
United States (continued)
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
2.40%, 03/15/2017	$ 120,000	$ 120,580
5.15%, 03/15/2042	53,000	47,280
DISH DBS Corp. 4.63%, 07/15/2017 (B)	100,000	100,500
Duke Energy Corp. 2.10%, 06/15/2018	70,000	69,567
Eaton Corp. 2.75%, 11/02/2022 - 144A	50,000	46,776
eBay, Inc. 4.00%, 07/15/2042 (B)	68,000	57,668
EMC Corp.
1.88%, 06/01/2018 (B)	145,000	143,333
3.38%, 06/01/2023	83,000	81,466
Energy Transfer Partners, LP
3.60%, 02/01/2023	124,000	116,050
5.15%, 02/01/2043	100,000	90,892
Enterprise Products Operating LLC 4.45%, 02/15/2043	103,000	91,429
Equity One, Inc. 3.75%, 11/15/2022	78,000	73,405
ERP Operating, LP 3.00%, 04/15/2023	49,000	45,032
Express Scripts Holding Co. 2.65%, 02/15/2017	57,000	58,040
Fidelity National Information Services, Inc. 3.50%, 04/15/2023	99,000	89,414
Fifth Third Bancorp 5.10%, 06/30/2023 (C) (D)	83,000	78,435
FirstEnergy Corp.
2.75%, 03/15/2018 (B)	73,000	71,068
4.25%, 03/15/2023	74,000	68,755
FMC Technologies, Inc. 3.45%, 10/01/2022	72,000	68,971
Ford Motor Co. 4.75%, 01/15/2043	49,000	43,100
Ford Motor Credit Co., LLC 8.13%, 01/15/2020	100,000	120,457
Freeport-McMoRan Copper & Gold, Inc.
2.38%, 03/15/2018 - 144A	74,000	70,380
3.88%, 03/15/2023 - 144A	49,000	44,350
General Electric Capital Corp.
5.25%, 06/15/2023 (B) (C) (D)	100,000	95,500
7.13%, 06/15/2022 (C) (D)	100,000	113,000
General Electric Capital Corp., Series GMTN 3.15%, 09/07/2022	73,000	68,979
Genworth Holdings, Inc. 7.63%, 09/24/2021	47,000	54,618
Georgia-Pacific LLC 3.73%, 07/15/2023 - 144A (B)	56,000	54,468
Goldman Sachs Group, Inc.
2.38%, 01/22/2018 (B)	122,000	119,784
3.63%, 01/22/2023 (B)	95,000	90,893
6.75%, 10/01/2037	43,000	44,048
Hartford Financial Services Group, Inc.
5.13%, 04/15/2022	42,000	45,701
6.63%, 03/30/2040	37,000	43,980

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica ING Intermediate Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

	Principal	Value
United States (continued)
Hawk Acquisition Sub, Inc. 4.25%, 10/15/2020 - 144A (B)	$ 100,000	$ 95,625
HCA, Inc. 7.25%, 09/15/2020	100,000	107,375
Health Care REIT, Inc. 2.25%, 03/15/2018	56,000	54,983
Hertz Corp. 5.88%, 10/15/2020	100,000	103,000
Hewlett-Packard Co.
2.60%, 09/15/2017 (B)	73,000	72,904
3.00%, 09/15/2016	96,000	98,586
HSBC Finance Corp. 6.68%, 01/15/2021	61,000	67,438
Humana, Inc. 3.15%, 12/01/2022	49,000	45,473
International Lease Finance Corp. 7.13%, 09/01/2018 - 144A	63,000	69,615
JPMorgan Chase & Co.
1.63%, 05/15/2018 (B)	114,000	109,289
3.38%, 05/01/2023 (B)	270,000	251,413
5.15%, 05/01/2023 (B) (C) (D)	59,000	56,198
5.40%, 01/06/2042 (B)	49,000	51,829
Kaiser Foundation Hospitals 4.88%, 04/01/2042	44,000	43,714
Kimco Realty Corp. 3.13%, 06/01/2023	73,000	67,540
Macy’s Retail Holdings, Inc.
2.88%, 02/15/2023 (B)	75,000	69,177
4.30%, 02/15/2043	52,000	44,706
Marathon Petroleum Corp. 6.50%, 03/01/2041	96,000	109,640
Medtronic, Inc. 2.75%, 04/01/2023 (B)	39,000	36,453
Merck & Co., Inc. 2.80%, 05/18/2023	78,000	73,797
Merrill Lynch & Co., Inc. 6.05%, 05/16/2016 (B)	100,000	108,281
MetLife, Inc. 4.13%, 08/13/2042	50,000	44,468
Morgan Stanley 4.75%, 03/22/2017	67,000	71,064
Morgan Stanley, Series MTN 4.10%, 05/22/2023 (B)	111,000	102,555
Motorola Solutions, Inc. 3.50%, 03/01/2023	98,000	92,384
National Retail Properties, Inc. 3.30%, 04/15/2023	49,000	44,283
NBCUniversal Media LLC 4.45%, 01/15/2043	46,000	42,942
News America, Inc. 3.00%, 09/15/2022	73,000	68,130
NextEra Energy Capital Holdings, Inc. 3.63%, 06/15/2023	121,000	116,547
NiSource Finance Corp.
3.85%, 02/15/2023	47,000	45,606
5.25%, 02/15/2043	47,000	45,921
Oncor Electric Delivery Co., LLC 6.80%, 09/01/2018	78,000	94,257

	Principal	Value
United States (continued)
ONEOK Partners, LP 3.38%, 10/01/2022	$ 50,000	$ 45,967
Phillips 66
2.95%, 05/01/2017	60,000	61,837
4.30%, 04/01/2022	111,000	114,688
PNC Financial Services Group, Inc. 4.85%, 06/01/2023 (C) (D)	123,000	114,698
PPL Capital Funding, Inc. 3.40%, 06/01/2023	124,000	117,487
Prudential Financial, Inc. 5.63%, 06/15/2043 (C)	107,000	104,860
Simon Property Group, LP
1.50%, 02/01/2018 - 144A	50,000	48,160
4.75%, 03/15/2042	45,000	42,851
SLM Corp, Series MTN 4.63%, 09/25/2017	82,000	80,770
St Jude Medical, Inc.
3.25%, 04/15/2023	63,000	59,406
4.75%, 04/15/2043	56,000	51,903
State Street Corp. 3.10%, 05/15/2023	136,000	127,387
Time Warner, Inc. 6.50%, 11/15/2036	39,000	44,108
Verizon Communications, Inc. 5.50%, 02/15/2018 (B)	206,000	234,588
Viacom, Inc. 4.38%, 03/15/2043 - 144A	52,000	44,106
VPI Escrow Corp. 6.38%, 10/15/2020 - 144A	100,000	98,875
Walgreen Co. 4.40%, 09/15/2042 (B)	74,000	66,513
WellPoint, Inc.
3.70%, 08/15/2021	69,000	69,572
4.63%, 05/15/2042	92,000	85,337
Wells Fargo & Co.
1.50%, 01/16/2018	59,000	57,544
3.45%, 02/13/2023 (B)	49,000	46,797
Zoetis, Inc.
1.88%, 02/01/2018 - 144A	49,000	47,969
3.25%, 02/01/2023 - 144A	72,000	68,408
4.70%, 02/01/2043 - 144A	46,000	42,958
Venezuela - 0.1%
Petroleos de Venezuela SA 8.50%, 11/02/2017 - Reg S	28,000	25,655

Total Corporate Debt Securities (cost $12,272,332)		11,491,525

SHORT-TERM U.S. GOVERNMENT OBLIGATION - 0.1%
United States - 0.1%
U.S. Treasury Bill 0.07%, 12/12/2013 (E)	20,000	19,994

Total Short-Term U.S. Government Obligation (cost $19,994)		19,994

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica ING Intermediate Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

	Shares	Value
PREFERRED STOCKS - 0.5%
United States - 0.5%
Goldman Sachs Group, Inc. - Series J, 5.50% (B) (C)	4,825	$ 116,476
US Bancorp, 5.15% (B)	5,925	138,941

Total Preferred Stocks (cost $276,076)		255,417

SECURITIES LENDING COLLATERAL - 22.0%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.18% (E)	10,538,467	10,538,467

Total Securities Lending Collateral (cost $10,538,467)		10,538,467

Principal	Value
REPURCHASE AGREEMENT - 24.0%

State Street Bank & Trust Co.
0.03% (E), dated 06/28/2013, to be repurchased at $11,533,769 on 07/01/2013. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 07/25/2037, and with a value of $11,767,893.

$ 11,533,740	$ 11,533,740

Total Repurchase Agreement (cost $11,533,740)	11,533,740

Total Investment Securities (cost $76,152,468) (F)	74,692,961
Other Assets and Liabilities - Net	(26,693,249)

Net Assets	$ 47,999,712

OVER THE COUNTER SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - BUY PROTECTION: (G)
Reference Obligation	Fixed Deal Pay Rate	Expiration Date	Counterparty	Implied Credit Spread (BP) at 06/30/13 (H)	Notional Amount (I)	Market Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Republic of Turkey, 11.88%, 01/15/2030	1.00%	06/20/2018	DUB	100.00	$52,000	$1,862	$1,016	$846

FUTURES CONTRACTS: (J)
Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note	Short	(2)	09/19/2013	$5,909
2-Year U.S. Treasury Note	Long	75	09/30/2013	(14,267)
5-Year U.S. Treasury Note	Short	(91)	09/30/2013	139,827
Long U.S. Treasury Bond	Short	(6)	09/19/2013	28,954
Ultra Long U.S. Treasury Bond	Short	(20)	09/19/2013	118,075

				$278,498

INVESTMENTS BY INDUSTRY:	Percentage of Total Investment Securities	Value
U.S. Government Obligations	25.1%	$18,733,673
U.S. Government Agency Obligations	20.5	15,294,052
Asset-Backed Securities	5.2	3,859,908
Mortgage-Backed Securities	3.8	2,872,105
Commercial Banks	2.0	1,517,423
Diversified Financial Services	2.0	1,505,346
Capital Markets	1.2	856,875
Oil, Gas & Consumable Fuels	1.1	853,449
Real Estate Investment Trusts	0.8	630,216
Electric Utilities	0.8	629,208
Metals & Mining	0.7	536,576
Insurance	0.7	530,119
Media	0.7	510,678
Computers & Peripherals	0.7	505,819
Health Care Providers & Services	0.7	488,620
Energy Equipment & Services	0.6	431,521
Diversified Telecommunication Services	0.5	406,369
Pharmaceuticals	0.4	332,007
Commercial Services & Supplies	0.3	227,286
Biotechnology	0.3	197,946
Health Care Equipment & Supplies	0.2	183,470
Consumer Finance	0.2	148,208

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica ING Intermediate Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

INVESTMENTS BY INDUSTRY (continued):	Percentage of Total Investment Securities		Value
Multiline Retail	0.2%		$113,883
Machinery	0.2		113,250
Wireless Telecommunication Services	0.2		111,587
Independent Power Producers & Energy Traders	0.2		109,750
Beverages	0.1		107,250
Chemicals	0.1		99,000
Food Products	0.1		95,625
Foreign Government Obligations	0.1		94,080
Communications Equipment	0.1		92,384
IT Services	0.1		89,414
Trading Companies & Distributors	0.1		69,615
Food & Staples Retailing	0.1		66,513
Internet Software & Services	0.1		57,668
Paper & Forest Products	0.1		54,468
Automobiles	0.1		43,100
Hotels, Restaurants & Leisure	0.0	(K)	32,299

Investment Securities, at Value	70.4		52,600,760
Short-Term Investments	29.6		22,092,201

Total Investments	100.0%		$74,692,961

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	When-issued security. A conditional transaction in a security authorized for issuance, but not yet issued.
(B)	All or a portion of this security is on loan. The value of all securities on loan is $10,327,598. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Floating or variable rate note. Rate is listed as of June 30, 2013.
(D)	The security has a perpetual maturity. The date shown is the next call date.
(E)	Rate shown reflects the yield at June 30, 2013.
(F)	Aggregate cost for federal income tax purposes is $76,152,468. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $107,906 and $1,567,413, respectively. Net unrealized depreciation for tax purposes is $1,459,507.
(G)	If the portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (a) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced obligation or (b) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(H)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(I)	The maximum potential amount the fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(J)	Cash in the amount of $146,000 has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts.
(K)	Percentage rounds to less than 0.1%.

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013, these securities aggregated $7,057,540, or 14.70% of the portfolio’s net assets.
BP	Basis Point
CLO	Collateralized Loan Obligation
DUB	Deutsche Bank AG
GMTN	Global Medium Term Note
IO	Interest Only
MTN	Medium Term Note

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica ING Intermediate Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

DEFINITIONS (continued):

REIT	Real Estate Investment Trust (includes domestic REITs and Foreign Real Estate Investment Companies)
REMIC	Real Estate Mortgage Investment Conduits (consist of a fixed pool of mortgages broken apart and marketed to investors as individual securities)
Reg S	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
TBA	To Be Announced

VALUATION SUMMARY: (L)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2013
ASSETS
Investment Securities
U.S. Government Obligations	$—	$18,733,673	$—	$18,733,673
U.S. Government Agency Obligations	—	15,294,052	—	15,294,052
Foreign Government Obligations	—	94,080	—	94,080
Mortgage-Backed Securities	—	2,872,105	—	2,872,105
Asset-Backed Securities	—	3,859,908	—	3,859,908
Corporate Debt Securities	—	11,491,525	—	11,491,525
Short-Term U.S. Government Obligation	—	19,994	—	19,994
Preferred Stocks	255,417	—	—	255,417
Securities Lending Collateral	10,538,467	—	—	10,538,467
Repurchase Agreement	—	11,533,740	—	11,533,740
Total Investment Securities	$10,793,884	$63,899,077	$—	$74,692,961

Derivative Financial Instruments
Credit Default Swap Agreements (M)	$—	$846	$—	$846
Futures Contracts (M)	292,765	—	—	292,765
Total Derivative Financial Instruments	$292,765	$846	$—	$293,611
Other Assets (N)
Cash	$146,000	$—	$—	$146,000
Total Other Assets	$146,000	$—	$—	$146,000

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2013
LIABILITIES
Derivative Financial Instruments
Futures Contracts (M)	$(14,267)	$—	$—	$(14,267)
Total Derivative Financial Instruments	$(14,267)	$—	$—	$(14,267)

Other Liabilities (N)
Collateral for Securities on Loan	$—	$(10,538,467)	$—	$(10,538,467)
Total Other Liabilities	$—	$(10,538,467)	$—	$(10,538,467)

(L)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended June 30, 2013. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
(M)	Derivative financial instruments valued at unrealized appreciation (depreciation) on the instrument.
(N)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica ING Intermediate Bond VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2013

(unaudited)

Assets:
Investment securities, at value (cost: $64,618,728) (including securities loaned of $10,327,598)	$63,159,221
Repurchase agreements, at value (cost: $11,533,740)	11,533,740
Cash on deposit with broker	146,000
Unrealized appreciation on swap agreements	846
Premium paid on swap agreements	1,016
Receivables:
Investment securities sold	25,119,858
Interest	203,913
Dividends	1,547
Securities lending income (net)	313

Total assets	100,166,454

Liabilities:
Accounts payable and accrued liabilities:
Investment securities purchased	30,822,517
When-issued securities purchased	10,745,110
Administration fees	930
Variation margin	29,570
Management and advisory fees	18,609
Distribution and service fees	23
Transfer agent fees	55
Trustees fees	31
Other	11,430
Collateral for securities on loan	10,538,467

Total liabilities	52,166,742

Net assets	$47,999,712

Net assets consist of:
Capital stock ($0.01 par value)	$50,147
Additional paid-in capital	50,095,889
Undistributed (accumulated) net investment income (loss)	65,506
Undistributed (accumulated) net realized gain (loss) from investment securities, futures and swap agreements	(1,031,667)
Net unrealized appreciation (depreciation) on:
Investment securities	(1,459,507)
Futures contracts	278,498
Swap agreements	846

Net assets	$47,999,712

Net assets by class:
Initial Class	$47,880,114
Service Class	119,598
Shares outstanding:
Initial Class	5,002,186
Service Class	12,500
Net asset value and offering price per share:
Initial Class	$9.57
Service Class	9.57

STATEMENT OF OPERATIONS

For the period ended June 30, 2013 (A)

(unaudited)

Investment Income:
Dividend income	$1,547
Interest income (net withholding taxes on foreign interest of $24)	120,094
Securities lending income (net)	313

Total investment income	121,954

Expenses:
Management and advisory	38,288
Distribution and service:
Service Class	49
Transfer agent	55
Printing and shareholder reports	1,125
Custody	10,745
Administration	1,914
Legal	465
Audit and tax	3,460
Trustees	250
Other	97

Total expenses	56,448

Net investment income (loss)	65,506

Net realized gain (loss) on transactions from:
Investment securities	(1,430,968)
Futures contracts	399,191
Swap agreements	110

Total realized gain (loss)	(1,031,667)

Net change in unrealized appreciation (depreciation) on:
Investment securities	(1,459,507)
Futures contracts	278,498
Swap agreements	846

Net change in unrealized appreciation (depreciation)	(1,180,163)

Net realized and change in unrealized gain (loss)	(2,211,830)

Net increase (decrease) in net assets resulting from operations	$(2,146,324)

(A)	Commenced operations on May 1, 2013.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica ING Intermediate Bond VP

STATEMENT OF CHANGES IN NET ASSETS

For the period ended:

June 30, 2013 (unaudited)(A)
From operations:
Net investment income (loss)	$65,506
Net realized gain (loss) from investment securities, futures contracts and swap agreements	(1,031,667)
Net change in unrealized appreciation (depreciation) on investment securities, futures contracts and swap agreements	(1,180,163)
Net decrease in net assets resulting from operations	(2,146,324)

Capital share transactions:
Proceeds from shares sold:
Initial Class	50,021,110
Service Class	125,300
50,146,410
Cost of shares redeemed:
Initial Class	(80)
Service Class	(294)
(374)
Net increase (decrease) in net assets resulting from capital shares transactions	50,146,036

Net increase (decrease) in net assets	47,999,712

Net assets:
Beginning of period	—
End of period	$47,999,712
Undistributed (accumulated) net investment income (loss)	$65,506

Share activity:
Shares issued:
Initial Class	5,002,194
Service Class	12,530
5,014,724
Shares redeemed:
Initial Class	(8)
Service Class	(30)
(38)

Net increase (decrease) in shares outstanding:
Initial Class	5,002,186
Service Class	12,500
5,014,686

(A)	Commenced operations on May 1, 2013.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica ING Intermediate Bond VP

FINANCIAL HIGHLIGHTS

For the period ended:

For a share outstanding throughout the period
	Initial Class
	June 30, 2013 (unaudited)(A)
Net asset value
Beginning of period	$10.00
Investment operations
Net investment income (loss)(B)	0.01
Net realized and unrealized gain (loss)	(0.44)
Total investment operations	(0.43)
Net asset value
End of period	$9.57
Total return(C)	(4.30	)%(D)
Net assets end of period (000’s)	$47,880
Ratio and supplemental data
Expenses to average net assets	0.74	%(E)
Net investment income (loss) to average net assets	0.86	%(E)
Portfolio turnover rate	97	%(D)

(A)	Commenced operations on May 1, 2013.
(B)	Calculated based on average number of shares outstanding.
(C)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Annualized.

For a share outstanding throughout the period
	Service Class
	June 30, 2013 (unaudited)(A)
Net asset value
Beginning of period	$10.00
Investment operations
Net investment income (loss)(B)	0.01
Net realized and unrealized gain (loss)	(0.44)
Total investment operations	(0.43)
Net asset value
End of period	$9.57
Total return(C)	(4.30	)%(D)
Net assets end of period (000’s)	$120
Ratio and supplemental data
Expenses to average net assets	0.99	%(E)
Net investment income (loss) to average net assets	0.58	%(E)
Portfolio turnover rate	97	%(D)

(A)	Commenced operations on May 1, 2013.
(B)	Calculated based on average number of shares outstanding.
(C)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Annualized.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica ING Intermediate Bond VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2013

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica ING Intermediate Bond VP (the “Portfolio”) commenced operations on May 1, 2013. The Portfolio is a series of TST.

The Portfolio currently offers two classes of shares: Initial Class and Service Class.

Transamerica Asset Management, Inc. (“TAM”) provides continuous and regular investment advisory services to the Portfolio. TAM acts as a manager of managers, providing advisory services that include, without limitation, the design and development of each Portfolio and its investment strategy and the ongoing review and evaluation of that investment strategy including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for each Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending and implementing fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolios’ investments; regular review of sub-adviser performance and holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation of portfolio holdings; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolios’ Board of Trustees; oversight of preparation of prospectuses, shareholder reports and other disclosure materials and filings; and oversight of other service providers to the Portfolios, such as the custodian, the transfer agent, the administrator, the distributor, the Portfolios’ independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations for the Portfolios; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment advisory services. Where TAM employs sub-advisers, the sub-advisers carry out and effectuate the investment strategy designed for the Portfolios by TAM and are responsible, subject to TAM’s and the Board of Trustees oversight, for the day-to-day management of the Portfolios and for making decisions to buy, hold or sell a particular security.

Transamerica Fund Services, Inc. (“TFS”) provides supervisory and administrative services to each Portfolio. TFS’s supervisory and administrative services include performing certain administrative services for the Portfolios and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided for the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TFS has outsourced the provision of certain services as described below; to the extent agreed upon by TFS and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of net asset values; shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; recommending and implementing fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and its dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; preparation of agendas and supporting documents for and minutes of meetings of Trustees and committees of Trustees; and preparation of regular communications with the Trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TFS to perform supervisory and administrative services to the Portfolio. State Street performs back office services to support TFS, including furnishing financial and performance information about the Portfolios for inclusion in regulatory filings and Trustee and shareholder reports; preparing drafts of regulatory filings, Trustee materials, tax returns, expenses and budgeting; tax compliance testing; and maintaining books and records. TFS pays all expenses it incurs in connection with providing these services in the Amended and Restated Services Agreement with the exception of the costs of certain services specifically assumed by the Portfolios, as numerated within the Statement of Operations.

This report should be read in conjunction with the Portfolio’s current prospectus, which contains additional information about the Portfolio, including investment objectives and strategies.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of securities exposes the Portfolio to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral; or

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica ING Intermediate Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 1. (continued)

(iv) the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrowed.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio (“Navigator”), a money market mutual fund registered under the 1940 Act. The Transamerica Asset Management family of mutual funds is a significant shareholder of the Navigator as of June 30, 2013. No individual portfolio has a significant holding in the Navigator.

By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees.

Such income is reflected separately in the Statement of Operations. Income from loaned securities in the Statement of Operations is net of fees and rebates earned by the lending agent for its services. The value of loaned securities and related collateral outstanding at June 30, 2013 are shown in the Schedule of Investments and the Statement of Assets and Liabilities.

Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

The open repurchase agreements and related collateral at June 30, 2013 are listed in the Schedule of Investments.

Foreign taxes: The Portfolio may be subjected to taxes imposed by the countries in which they invest, with respect to their investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Futures contracts: The Portfolio is subject to equity and commodity price risks, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The open futures contracts at June 30, 2013 are listed in the Schedule of Investments. The variation margin receivable or payable, as applicable, is included in the Statement of Assets and Liabilities.

Swap agreements: Swap agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investments, cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter (“OTC”) market and may be executed in multilateral or other trade facility platforms, such as a registered exchange (“centrally cleared swaps”). The Portfolio may enter into credit default, cross-currency, interest rate, total return, variance, and other forms of swap agreements to manage exposure to credit, currency, interest rate, and commodity risks. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Swaps are marked-to-market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss in the Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica ING Intermediate Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 1. (continued)

Payments received or made at the beginning of the measurement period are reflected as such in the Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses in the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses in the Statement of Operations.

Specific risks and accounting related to each type of swap agreement are identified and described in the following paragraphs:

Credit default swap agreements: The Portfolio is subject to credit risk in the normal course of pursuing their investment objectives. The Portfolio enters into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce their risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which they are not otherwise exposed. Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy (buy protection).

Under a credit default swap, one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs (sell protection). The Portfolio’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the notional amount of the contract. This risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty, and by the posting of collateral.

The Portfolio sells credit default swaps, which expose it to risk of loss from credit risk related events specified in the contracts. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. The aggregate fair value of the credit default swaps is disclosed in the Schedule of Investments. The aggregate fair value of assets posted as collateral, net of assets received as collateral, for these swaps is included in the footnotes to the Schedule of Investments. If a defined credit event had occurred during the period, the swaps’ credit-risk-related contingent features would have been triggered, and the Portfolio would have been required to pay the notional amounts for the credit default swaps with a sell protection less the value of the contracts’ related reference obligations.

The open OTC swap agreements at June 30, 2013 are listed in the Schedule of Investments. The premiums paid (received), as applicable, is included in the Statement of Assets and Liabilities along with the unrealized appreciation (depreciation).

To be announced (“TBA”) commitments: TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. They are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security to be sold increases prior to settlement date, in addition to the risk of decline in the value of the Portfolio’s other assets. Unsettled TBA commitments are valued at the current value of the underlying securities, according to the procedures described under Security Valuations. Open balances are included in the payable or receivable for investments purchased or sold in the Statement of Assets and Liabilities.

When-Issued, forward delivery securities and Delayed Delivery Settlements: The Portfolio may purchase or sell securities on a when-issued, forward (delayed) delivery basis or delayed settlement. When-issued and forward delivery transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolio engages in when-issued transactions to obtain an advantageous price and yield at the time of the transaction. The Portfolio engages in when-issued and forward delivery transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the Portfolio is not entitled to any of the interest earned prior to settlement.

Delayed Delivery transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery transactions are outstanding, the Portfolio will segregate with its custodian either cash, U.S. Government securities or other liquid assets at least equal to the value of the commitments until payment is made. When purchasing a security on a delayed delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Portfolio if the other party to the transaction defaults on its obligation to make payment or delivery and the Portfolio is delayed or prevented from completing the transaction. The Portfolio may dispose of or renegotiate a delayed delivery transaction after it is entered into which may result in a realized gain or loss. When the Portfolio sells a security on a delayed delivery basis, the Portfolio does not participate in future gains and losses on the security.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica ING Intermediate Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 1. (continued)

Treasury inflation-protected securities (“TIPS”): The Portfolio invests in TIPS, specially structured bonds in which the principal amount is adjusted daily to keep pace with inflation as measured by the U.S. Consumer Price Index. The adjustments to principal due to inflation/deflation are reflected as increases/decreases to Interest income in the Statement of Operations with a corresponding adjustment to cost.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend date, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Real estate investment trust (“REITs”): Dividend income related to a REIT is recorded at management’s estimate of the income included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts.

There are certain additional risks involved in investing in REITs. These include, but are not limited to, economical conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class, based upon net assets. Each class bears its own specific expenses in addition to the non-class specific expenses.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The Portfolio’s Board of Trustees has delegated the valuation functions on a day-to-day basis to TAM, subject to board oversight. TAM has formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board of Trustees. These policies and procedures are reviewed at least annually by the Board of Trustees. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica ING Intermediate Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 2. (continued)

value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair market value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities (common and preferred stocks): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2 or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the net asset value of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

Corporate bonds: The fair value of corporate bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Asset backed securities: The fair value of asset backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Short-term notes: Short-term notes are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values would be generally categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica ING Intermediate Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 2. (continued)

Government securities: Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Government securities generally are categorized in Level 2 of the fair value hierarchy, or in Level 3 if inputs are unobservable.

U.S. government agency securities: U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government securities. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Derivative instruments: Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over the counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. A substantial majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized in Level 2 of the fair value hierarchy or in Level 3 if inputs are unobservable.

The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2013, is disclosed in the Valuation Summary of the Schedule of Investments.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.

TAM, the Portfolio’s investment adviser, is directly owned by Western Reserve Life Assurance Co. of Ohio and AUSA Holding Company (“AUSA”), both of which are indirect, wholly-owned subsidiaries of Aegon NV. AUSA is wholly-owned by Aegon USA, LLC (“Aegon USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Aegon USA is owned by Aegon US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

TFS is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS, and TCI. No interested trustee receives compensation from the Portfolio.

The following schedule reflects the percentage of Portfolio assets owned by affiliated investment companies at June 30, 2013:

	Market Value	% of Net Assets
Transamerica Asset Allocation-Conservative VP	$3,832,000	7.98%
Transamerica Asset Allocation-Moderate VP	$44,068,000	91.81%
Transamerica ING Balanced Allocation VP	$9,754	0.02%
Transamerica ING Conservative Allocation VP	$8,192	0.02%
Transamerica ING Moderate Growth Allocation VP	$2,985	0.01%
Total	$47,920,931	99.84%

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica ING Intermediate Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 3. (continued)

Investment advisory fees: The Portfolio pays management fees to TAM based on average daily net assets (“ANA”) at the following rates and breakpoints:

First $1 billion	0.500%
Over $1 billion	0.480%

TAM has contractually agreed o waive fees and/or reimburse Portfolio expenses to the extent that total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

Expense limit	Maximum Operating Expense Limit Effective Through
0.99%	May 1, 2014

TAM is entitled to reimbursement by the Portfolio of fees waived and/or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit.

During the period ended June 30, 2013, there were no amounts reimbursed/waived or recaptured by TAM. There were no amounts available for recapture by TAM as of June 30, 2013.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2014. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. The Portfolio pays TFS an annual fee of 0.025% of ANA. The Legal fees in the Statement of Operations are for fees paid to external legal counsel.

Transfer agent services: TFS provides transfer agency services under the Administrative Agreement and is compensated for such services under that agreement. For the period ended June 30, 2013 amounts paid to TFS by the Portfolio are included in Transfer Agent in the Statement of Operations and amounts payable to TFS as of June 30, 2013 are included in Transfer agent fees in the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), as elected by the Trustee.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica ING Intermediate Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 4. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2013 were as follows:

Purchases of securities:
Long-term	$21,283,565
U.S. Government	67,984,622

Proceeds from maturities and sales of securities:
Long-term	1,765,547
U.S. Government	47,990,983

NOTE 5. DERIVATIVE FINANCIAL INSTRUMENTS

The Portfolio is subject to various risks in the normal course of pursuing its investment objective. The volume of swap contracts held throughout the period averaged two contracts, with an overall increase from zero to two contracts. The volume of futures contracts held during the period averaged five contracts, beginning and ending the period with an overall increase from zero to five contracts. The tables below highlight the types of risks associated with the Portfolio and how the aforementioned derivative instruments are used to mitigate such risks:

Fair Values of Derivative Instruments in the Statement of Assets and Liabilities as of June 30, 2013:

Derivatives not accounted for as hedging instruments

Location	Interest rate contracts	Credit contracts	Total
Asset Derivatives
Premium paid on swap agreements (A)	$—	$1,016	$1,016
Unrealized appreciation on futures contracts (A)(B)	292,765	—	292,765
Unrealized appreciation on swap agreements (A)	—	846	846
Total	$292,765	$1,862	$294,627
Liability Derivatives
Unrealized depreciation on futures contracts (A)(B)	$(14,267)	$—	$(14,267)
(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Gross Amounts Not Offset in the Statement of Assets and Liabilities

Financial Assets and Derivative Assets, and Collateral Received as of June 30, 2013:

Counterparty	Gross Amounts of Assets Presented in Statement of Assets and Liabilities(C)	Value Eligible for Offset	Collateral Received(D)	Net Amount (not less than 0)
Deutsche Bank AG	$1,862	$—	$—	$1,862
Other Derivatives (E)	292,765	—	—	292,765
Total	$294,627	$—	$—	$294,627

Financial Liabilities and Derivative Liabilities, and Collateral Pledged as of June 30, 2013:

Counterparty	Gross Amounts of Liabilities Presented in Statement of Assets and Liabilities(C)	Value Eligible for Offset	Collateral Pledged(D)	Net Amount (not less than 0)
Other Derivatives (E)	$14,267	$—	$—	$14,267
(C)	Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica ING Intermediate Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 5. (continued)

(D)	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.
(E)	Other Derivatives are not subject to a master netting arrangement or another similar arrangement.

Effect of Derivative Instruments in the Statement of Operations for the period ended June 30, 2013:

Derivatives not accounted for as hedging instruments

Location	Interest rate contracts	Credit contracts	Total
Net Realized Gain (Loss) on derivatives recognized in income
Net realized gain (loss) on futures contracts	$399,191	$—	$399,191
Net realized gain (loss) on swap agreements	—	110	110
Net change in Unrealized Appreciation (Depreciation) on derivatives recognized in income
Net change in unrealized appreciation (depreciation) on futures contracts	278,498	—	278,498
Net change in unrealized appreciation (depreciation) on swap agreements	—	846	846
Total	$677,689	$956	$678,645

For non-exchange traded derivatives (swaps and forward foreign currency contracts), under standard derivatives agreements, the Portfolio may be required to post collateral on derivatives if the Portfolio is in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.

NOTE 6. FEDERAL INCOME TAX MATTERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other in the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

NOTE 7. SUBSEQUENT EVENT

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica ING Intermediate Bond VP

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board” or “Board Members”) held on April 11, 2013, the Board reviewed and considered the approval of proposed mandates to establish: (1) Transamerica ING Conservative Allocation VP, (2) Transamerica ING Balanced Allocation VP, (3) Transamerica ING Moderate Growth Allocation VP, (4) Transamerica ING Intermediate Bond VP, (5) Transamerica ING Limited Maturity Bond VP, (6) Transamerica ING Large Cap Growth VP, and (7) Transamerica ING Mid Cap Opportunities VP as new series (each, a “New Series” and collectively, the “New Series”) of Transamerica Series Trust (the “Trust”). The Board reviewed and considered the proposed investment advisory agreement (the “Investment Advisory Agreement”) between the New Series and Transamerica Asset Management, Inc. (“TAM”), as well as the proposed investment sub-advisory agreement (the “Sub-Advisory Agreement”) for each of Transamerica ING Intermediate Bond VP, Transamerica ING Limited Maturity Bond VP, Transamerica ING Large Cap Growth VP, and Transamerica ING Mid Cap Opportunities VP between TAM and ING Investment Management Co. LLC (“ING”), to determine whether the agreements should be approved for an initial two-year period.

Following their review and consideration, the Board determined that the proposed Investment Advisory Agreement and the proposed Sub-Advisory Agreement will enable shareholders of each New Series to obtain high quality services at a cost that is appropriate, fair, and in the best interests of each New Series’ respective shareholders. The Board, including the independent members of the Board, unanimously approved the proposed Investment Advisory Agreement and Sub-Advisory Agreement.

In reaching their decision, the Board Members requested and obtained from TAM and ING such information as they deemed reasonably necessary to evaluate the proposed agreements. In considering the proposed approval of the Investment Advisory Agreement and Sub-Advisory Agreement, the Board Members evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. The Board Members based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions and each member of the Board may have attributed different weights to the various factors.

The nature, extent and quality of the advisory services to be provided. The Board considered the nature, extent and quality of the services expected to be provided by TAM and ING. The Board considered the proposed investment approach for the New Series; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM and ING; TAM’s management oversight process; and the professional qualifications of the portfolio management team of ING. The Board also considered the services to be provided by TAM for the portion of the management fee it will retain after payment of the sub-advisory fee for the New Series. The Board noted that these services include not only the services TAM provides to all Transamerica funds in the form of oversight of the services provided by the funds’ administrator, custodian and transfer agent and supervision of the performance of recordkeeping, shareholder relations, regulatory reporting and compliance functions of the funds, but also the “manager of managers” services TAM provides to sub-advised funds in the form of selection and oversight of the sub-adviser(s). Based on these and other considerations, the Board Members determined that TAM and ING can provide investment and related services that are appropriate in scope and extent in light of the New Series’ operations, the competitive landscape of the investment company business and investor needs.

The investment performance of the New Series. Each New Series is not yet in existence and therefore had no historical performance for the Board to review. However, the Board Members considered historical performance of certain discretionary accounts managed by TAM and ING with substantially similar investment objectives and strategies as the New Series. The historical performance contained one-, three- and five-year performance periods of the strategy, and was compared to its peers and benchmark. The Board Members noted that the historical performance of the accounts compared favorably to that of the benchmark and peer group for the periods shown. On the basis of this information and the Board Members’ assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and ING, the Board Members concluded that TAM and ING are capable of generating a level of investment performance that is appropriate in light of the New Series’ proposed investment objectives, policies and strategies.

Management fees and total expense ratios. The Board considered the proposed management fees and anticipated total expense ratios of the New Series, including information comparing the management fee and total expense ratio of the New Series to the management fees and total expense ratios of other investment companies in a Lipper peer universe. The Board also considered the fee to be charged by ING for sub-advisory services as well as the portion of the New Series’ management fee to be retained by TAM following payment of the sub-advisory fee. The Board Members noted that the proposed management fee for each of Transamerica ING Conservative Allocation VP, Transamerica ING Balanced Allocation VP and Transamerica ING Moderate Growth Allocation VP was expected to be at or lower than the Lipper category median and the proposed management fee for each of Transamerica ING Intermediate Bond VP, Transamerica ING Limited Maturity Bond VP, Transamerica ING Large Cap Growth VP and Transamerica ING Mid Cap Opportunities VP was expected to be above the Lipper category median on an asset-weighted basis for each series. The Board also noted that TAM proposed to enter into an expense limitation arrangement with each New Series, which may result in TAM waiving fees for the benefit of shareholders. On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and ING under the investment advisory and sub-advisory agreements are reasonable in light of the services to be provided.

The cost of advisory services provided and the level of profitability. The New Series were not yet in existence and therefore no revenue, cost or profitability data was available for the Board to review. However, the Board reviewed projected profitability information regarding TAM’s costs of procuring portfolio management services as well as the costs of providing administration, transfer agency and

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica ING Intermediate Bond VP

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS (continued)

other services to the New Series by TAM and its affiliates. The Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and ING. As a result, the Board considered profitability information for TAM and its affiliates with respect to the New Series. Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the New Series was not anticipated to be excessive.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the New Series grows. In evaluating the extent to which the management fees payable under the new investment advisory and sub-advisory agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board took note of TAM’s and ING’s pricing schedules and the proposed advisory and sub-advisory fee breakpoints, as detailed in the materials provided to the Board, and noted each fee breakpoint with respect to the various asset levels to be achieved by the New Series. The Board noted that Transamerica ING Conservative Allocation VP, Transamerica ING Balanced Allocation VP and Transamerica ING Moderate Growth Allocation VP each have a flat management fee rate. The Board concluded that the proposed fees and breakpoints, if any, may benefit investors by permitting economies of scale in the form of lower management fees as the level of assets grows for the New Series. The Board Members also noted that, in the future, they would have the opportunity to periodically reexamine whether each New Series has achieved economies of scale and the appropriateness of management fees payable to TAM and fees payable by TAM to ING.

Benefits to TAM, its affiliates, or ING from their relationships with the New Series. The Board considered any other benefits derived by TAM, its affiliates, and ING from their relationships with the New Series. The Board Members noted that TAM would not realize soft dollar benefits from its relationships with the New Series, and that ING may engage in soft dollar arrangements consistent with applicable law and “best execution” requirements.

Other considerations. The Board considered the investment objective of the New Series and its investment strategy and noted that TAM believes that the New Series would offer the portfolios on a new ING private label variable annuity platform. The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage each New Series in a professional manner that is consistent with the best interests of each New Series and its respective shareholders. In this regard, the Board Members favorably considered TAM’s procedures and policies to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of ING. The Board Members also noted that TAM has made a significant entrepreneurial commitment to the management and success of the New Series.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica ING Large Cap Growth VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The actual expenses example is based on an investment of $1,000 invested at May 1, 2013 and held for the entire period until June 30, 2013.

The hypothetical expenses example is based on an investment of $1,000 invested at January 1, 2013 and held for the entire period until June 30, 2013.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses(A)
Portfolio Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period(B)	Ending Account Value	Expenses Paid During Period(B)	Annualized Expense Ratio
Transamerica ING Large Cap Growth VP
Initial Class	$1,000.00	$999.00	$1.49	$1,019.91	$4.66	0.94%
Service Class	1,000.00	998.00	1.89	1,018.69	5.89	1.19

(A)	5% return per year before expenses.

(B)	Portfolio commenced operations on May 1, 2013. Actual expenses are calculated using the portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (58 days), and divided by the number of days in the year (365 days). For comparability purposes, hypothetical expenses assume that the portfolio was in operation for the entire six-month period ended June 30, 2013. Thus, the hypothetical expenses are calculated using the portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (179 days), and divided by the number of days in the year (365 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2013

(the following chart summarizes the Schedule of Investments of the portfolio by asset type)

(unaudited)

Asset Type	% of Net Assets
Common Stocks	97.6%
Securities Lending Collateral	25.6
Repurchase Agreement	1.9
Other Assets and Liabilities - Net	(25.1)
Total	100.0%

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica ING Large Cap Growth VP

SCHEDULE OF INVESTMENTS

At June 30, 2013

(unaudited)

	Shares	Value
COMMON STOCKS - 97.6%
Aerospace & Defense - 1.0%
B/E Aerospace, Inc. (A)	8,170	$ 515,364
Auto Components - 1.6%
Delphi Automotive PLC - Class A	15,380	779,612
Beverages - 2.8%
Coca-Cola Co. (B)	23,380	937,772
Coca-Cola Enterprises, Inc.	13,340	469,034
Biotechnology - 5.8%
Amgen, Inc.	11,320	1,116,831
Celgene Corp. (A)	5,110	597,410
Gilead Sciences, Inc. (A) (B)	23,090	1,182,439
Capital Markets - 2.7%
Ameriprise Financial, Inc.	7,030	568,585
BlackRock, Inc. - Class A	3,100	796,235
Chemicals - 2.4%
Monsanto Co. (B)	11,990	1,184,612
Commercial Services & Supplies - 0.9%
Waste Connections, Inc. (B)	10,720	441,021
Communications Equipment - 0.8%
F5 Networks, Inc. - Class B (A)	5,410	372,208
Computers & Peripherals - 5.4%
Apple, Inc.	4,240	1,679,379
EMC Corp.	43,130	1,018,731
Electrical Equipment - 3.1%
AMETEK, Inc. - Class A	16,420	694,566
Roper Industries, Inc. (B)	6,980	867,056
Energy Equipment & Services - 1.1%
Halliburton Co. (B)	13,580	566,558
Food & Staples Retailing - 4.5%
Costco Wholesale Corp.	9,080	1,003,976
CVS Caremark Corp.	10,790	616,972
Whole Foods Market, Inc. (B)	12,490	642,985
Food Products - 3.5%
Hershey Co.	7,250	647,280
Kraft Foods Group, Inc.	13,590	759,273
Mondelez International, Inc. - Class A (B)	12,760	364,043
Health Care Providers & Services - 4.0%
Express Scripts Holding Co. (A) (B)	11,510	710,052
HCA Holdings, Inc.	13,100	472,386
McKesson Corp.	7,170	820,965
Hotels, Restaurants & Leisure - 2.6%
Penn National Gaming, Inc. (A)	4,070	215,140
Starbucks Corp. (B)	16,490	1,079,930
Industrial Conglomerates - 1.4%
Danaher Corp.	11,180	707,694
Insurance - 2.4%
Prudential Financial, Inc.	7,980	582,779
Travelers Cos., Inc.	7,980	637,762
Internet Software & Services - 4.7%
Google, Inc. - Class A (A)(B)	2,640	2,324,177
IT Services - 7.1%
Cognizant Technology Solutions Corp. - Class A (A)	5,740	359,381
International Business Machines Corp.	8,870	1,695,146
Visa, Inc. - Class A (B)	8,310	1,518,652
Machinery - 3.8%
Flowserve Corp. (B)	12,000	648,120
Ingersoll-Rand PLC	10,390	576,853
Pall Corp.	10,340	686,886

	Shares	Value
Media - 5.7%
Comcast Corp. - Class A	29,400	$ 1,231,272
Discovery Communications, Inc. - Series A (A) (B)	12,240	945,050
Walt Disney Co. - Class A (B)	10,760	679,494
Multiline Retail - 1.3%
Macy’s, Inc.	13,620	653,760
Oil, Gas & Consumable Fuels - 3.5%
Anadarko Petroleum Corp. - Class A	5,600	481,208
EOG Resources, Inc.	4,160	547,789
Occidental Petroleum Corp. (B)	7,850	700,455
Paper & Forest Products - 0.7%
International Paper Co.	8,000	352,412
Personal Products - 0.9%
Estee Lauder Cos., Inc. - Class A (B)	6,610	434,740
Pharmaceuticals - 2.0%
Actavis, Inc. (A) (B)	3,262	411,730
Allergan, Inc.	7,100	598,104
Professional Services - 1.0%
Equifax, Inc. (B)	8,770	516,816
Road & Rail - 1.9%
Union Pacific Corp. (B)	6,220	959,622
Semiconductors & Semiconductor Equipment - 1.1%
Broadcom Corp. - Class A (B)	16,010	540,498
Software - 8.5%
Intuit, Inc. (B)	15,560	949,627
Microsoft Corp.	46,400	1,602,192
Oracle Corp.	46,590	1,431,244
TIBCO Software, Inc. (A) (B)	12,510	267,714
Specialty Retail - 6.4%
Best Buy Co., Inc.	19,350	528,835
Gap, Inc. - Class A (B)	18,920	789,532
Home Depot, Inc. (B)	17,730	1,373,543
Ulta Salon Cosmetics & Fragrance, Inc. (A) (B)	5,200	520,832
Textiles, Apparel & Luxury Goods - 1.5%
Michael Kors Holdings, Ltd. (A)	12,110	751,062
Tobacco - 1.5%
Philip Morris International, Inc.	8,690	752,728

Total Common Stocks (cost $48,892,821)		48,878,124

SECURITIES LENDING COLLATERAL - 25.6%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.18% (C)	12,822,236	12,822,236

Total Securities Lending Collateral (cost $12,822,236)		12,822,236

	Principal	Value
REPURCHASE AGREEMENT - 1.9%
State Street Bank & Trust Co. 0.03% (C), dated 06/28/2013, to be repurchased at $945,109 on 07/01/2013. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 07/25/2037, and with a value of $968,013.	$ 945,106	945,106

Total Repurchase Agreement (cost $945,106)		945,106

Total Investment Securities (cost $62,660,163) (D)		62,645,466
Other Assets and Liabilities - Net		(12,558,833)

Net Assets		$ 50,086,633

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica ING Large Cap Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	All or a portion of this security is on loan. The value of all securities on loan is $12,544,059. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rate shown reflects the yield at June 30, 2013.
(D)	Aggregate cost for federal income tax purposes is $62,660,163. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $1,307,937 and $1,322,634, respectively. Net unrealized depreciation for tax purposes is $14,697.

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2013
ASSETS
Investment Securities
Common Stocks	$48,878,124	$—	$—	$48,878,124
Securities Lending Collateral	12,822,236	—	—	12,822,236
Repurchase Agreement	—	945,106	—	945,106
Total Investment Securities	$61,700,360	$945,106	$—	$62,645,466

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2013
LIABILITIES
Other Liabilities (F)
Collateral for Securities on Loan	$—	$(12,822,236)	$—	$(12,822,236)
Total Other Liabilities	$—	$(12,822,236)	$—	$(12,822,236)

(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended June 30, 2013. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
(F)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica ING Large Cap Growth VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2013

(unaudited)

Assets:
Investment securities, at value (cost: $61,715,057) (including securities loaned of $12,544,059)	$61,700,360
Repurchase agreement, at value (cost: $945,106)	945,106
Receivables:
Investment securities sold	2,426,621
Interest	1
Dividends	43,041
Securities lending income (net)	282

Total assets	65,115,411

Liabilities:
Accounts payable and accrued liabilities:
Investment securities purchased	2,167,774
Administration fees	973
Management and advisory fees	31,143
Distribution and service fees	24
Transfer agent fees	55
Trustees fees	26
Other	6,547
Collateral for securities on loan	12,822,236

Total liabilities	15,028,778

Net assets	$50,086,633

Net assets consist of:
Capital stock ($0.01 par value)	$50,143
Additional paid-in capital	50,092,746
Undistributed (accumulated) net investment income (loss)	62,735
Undistributed (accumulated) net realized gain (loss) from investment securities	(104,294)
Net unrealized appreciation (depreciation) on investment securities	(14,697)

Net assets	$50,086,633

Net assets by class:
Initial Class	$49,961,825
Service Class	124,808
Shares outstanding:
Initial Class	5,001,776
Service Class	12,500
Net asset value and offering price per share:
Initial Class	$9.99
Service Class	9.98

STATEMENT OF OPERATIONS

For the period ended June 30, 2013(A)

(unaudited)

Investment Income:
Dividend income	$137,621
Interest income	252
Securities lending income (net)	282

Total investment income	138,155

Expenses:
Management and advisory	63,929
Distribution and service:
Service Class	51
Transfer agent	55
Printing and shareholder reports	1,125
Custody	4,273
Administration	1,998
Legal	465
Audit and tax	3,173
Trustees	254
Other	97

Total expenses	75,420

Net investment income (loss)	62,735

Net realized gain (loss) on transactions from:
Investment securities	(104,294)

Total realized gain (loss)	(104,294)

Net change in unrealized appreciation (depreciation) on:
Investment securities	(14,697)

Net change in unrealized appreciation (depreciation)	(14,697)

Net realized and change in unrealized gain (loss)	(118,991)

Net increase (decrease) in net assets resulting from operations	$(56,256)

(A)	Commenced operations on May 1, 2013.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica ING Large Cap Growth VP

STATEMENT OF CHANGES IN NET ASSETS

For the period ended:

June 30, 2013(A) (unaudited)
From operations:
Net investment income (loss)	$62,735
Net realized gain (loss) from investment securities	(104,294)
Net change in unrealized appreciation (depreciation) on investment securities	(14,697)
Net increase (decrease) in net assets resulting from operations	(56,256)

Capital share transactions:
Proceeds from shares sold:
Initial Class	50,018,060
Service Class	125,300
50,143,360
Cost of shares redeemed:
Initial Class	(160)
Service Class	(311)
(471)
Net increase (decrease) in net assets resulting from capital shares transactions	50,142,889

Net increase (decrease) in net assets	50,086,633

Net assets:
Beginning of period	—
End of period	$50,086,633
Undistributed (accumulated) net investment income (loss)	$62,735

Share activity:
Shares issued:
Initial Class	5,001,792
Service Class	12,530
5,014,322
Shares redeemed:
Initial Class	(16)
Service Class	(30)
(46)

Net increase (decrease) in shares outstanding:
Initial Class	5,001,776
Service Class	12,500
5,014,276

(A)	Commenced operations on May 1, 2013.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica ING Large Cap Growth VP

FINANCIAL HIGHLIGHTS

For the period ended:

For a share outstanding throughout the period
	Initial Class
	June 30, 2013 (unaudited)(A)
Net asset value
Beginning of period	$10.00
Investment operations
Net investment income (loss)(B)	0.01
Net realized and unrealized gain (loss)	(0.02)
Total investment operations	(0.01)
Net asset value
End of period	$9.99
Total return(C)	(0.10	)%(D)
Net assets end of period (000’s)	$49,962
Ratio and supplemental data
Expenses to average net assets	0.94	%(E)
Net investment income (loss) to average net assets	0.79	%(E)
Portfolio turnover rate	12	%(D)

(A)	Commenced operations on May 1, 2013.
(B)	Calculated based on average number of shares outstanding.
(C)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Annualized.

For a share outstanding throughout the period
	Service Class
	June 30, 2013 (unaudited)(A)
Net asset value
Beginning of period	$10.00
Investment operations
Net investment income (loss)(B)	0.01
Net realized and unrealized gain (loss)	(0.03)
Total investment operations	(0.02)
Net asset value
End of period	$9.98
Total return(C)	(0.20	)%(D)
Net assets end of period (000’s)	$125
Ratio and supplemental data
Expenses to average net assets	1.19	%(E)
Net investment income (loss) to average net assets	0.51	%(E)
Portfolio turnover rate	12	%(D)

(A)	Commenced operations on May 1, 2013.
(B)	Calculated based on average number of shares outstanding.
(C)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Annualized.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica ING Large Cap Growth VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2013

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica ING Large Cap Growth VP (the “Portfolio”) commenced operations on May 1, 2013. The Portfolio is a series of TST.

The Portfolio currently offers two classes of shares: Initial Class and Service Class.

Transamerica Asset Management, Inc. (“TAM”) provides continuous and regular investment advisory services to the Portfolio. TAM acts as a manager of managers, providing advisory services that include, without limitation, the design and development of each Portfolio and its investment strategy and the ongoing review and evaluation of that investment strategy including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for each Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending and implementing fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolios’ investments; regular review of sub-adviser performance and holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation of portfolio holdings; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolios’ Board of Trustees; oversight of preparation of prospectuses, shareholder reports and other disclosure materials and filings; and oversight of other service providers to the Portfolios, such as the custodian, the transfer agent, the administrator, the distributor, the Portfolios’ independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations for the Portfolios; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment advisory services. Where TAM employs sub-advisers, the sub-advisers carry out and effectuate the investment strategy designed for the Portfolios by TAM and are responsible, subject to TAM’s and the Board of Trustees oversight, for the day-to-day management of the Portfolios and for making decisions to buy, hold or sell a particular security.

Transamerica Fund Services, Inc. (“TFS”) provides supervisory and administrative services to each Portfolio. TFS’s supervisory and administrative services include performing certain administrative services for the Portfolios and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided for the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TFS has outsourced the provision of certain services as described below; to the extent agreed upon by TFS and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of net asset values; shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; recommending and implementing fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and its dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; preparation of agendas and supporting documents for and minutes of meetings of Trustees and committees of Trustees; and preparation of regular communications with the Trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TFS to perform supervisory and administrative services to the Portfolio. State Street performs back office services to support TFS, including furnishing financial and performance information about the Portfolios for inclusion in regulatory filings and Trustee and shareholder reports; preparing drafts of regulatory filings, Trustee materials, tax returns, expenses and budgeting; tax compliance testing; and maintaining books and records. TFS pays all expenses it incurs in connection with providing these services in the Amended and Restated Services Agreement with the exception of the costs of certain services specifically assumed by the Portfolios, as numerated within the Statement of Operations.

This report should be read in conjunction with the Portfolio’s current prospectus, which contains additional information about the Portfolio, including investment objectives and strategies.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of securities exposes the Portfolio to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrowed.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica ING Large Cap Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 1. (continued)

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio (“Navigator”), a money market mutual fund registered under the 1940 Act. The Transamerica Asset Management family of mutual funds is a significant shareholder of the Navigator as of June 30, 2013. No individual portfolio has a significant holding in the Navigator.

By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees.

Such income is reflected separately in the Statement of Operations. Income from loaned securities in the Statement of Operations is net of fees and rebates earned by the lending agent for its services. The value of loaned securities and related collateral outstanding at June 30, 2013 are shown in the Schedule of Investments and the Statement of Assets and Liabilities.

Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

The open repurchase agreements and related collateral at June 30, 2013 are listed in the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend date, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Real estate investment trust (“REITs”): Dividend income related to a REIT is recorded at management’s estimate of the income included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts.

There are certain additional risks involved in investing in REITs. These include, but are not limited to, economical conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class, based upon net assets. Each class bears its own specific expenses in addition to the non-class specific expenses.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The Portfolio’s Board of Trustees has delegated the valuation functions on a day-to-day basis to TAM, subject to board oversight. TAM has formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board of

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica ING Large Cap Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 2. (continued)

Trustees. These policies and procedures are reviewed at least annually by the Board of Trustees. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair market value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities (common and preferred stocks): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds, and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2 or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the net asset value of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2013, is disclosed in the Valuation Summary of the Schedule of Investments.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica ING Large Cap Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 3. (continued)

TAM, the Portfolio’s investment adviser, is directly owned by Western Reserve Life Assurance Co. of Ohio and AUSA Holding Company (“AUSA”), both of which are indirect, wholly-owned subsidiaries of Aegon NV. AUSA is wholly-owned by Aegon USA, LLC (“Aegon USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Aegon USA is owned by Aegon US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

TFS is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS, and TCI. No interested trustee receives compensation from the Portfolio.

The following schedule reflects the percentage of Portfolio assets owned by affiliated investment companies at June 30, 2013:

	Market Value	% of Net Assets
Transamerica Asset Allocation-Moderate Growth VP	$49,950,000	99.73%
Transamerica ING Balanced Allocation VP	9,737	0.02
Transamerica ING Conservative Allocation VP	2,053	0.00	(A)
Transamerica ING Moderate Growth Allocation VP	5,937	0.01
Total	$49,967,727	99.76%

(A)	Percentage rounds to less than 0.01%.

Investment advisory fees: The Portfolio pays management fees to TAM based on average daily net assets (“ANA”) at the following rates and breakpoints:

First $250 million	0.80%
Over $250 million up to $1 billion	0.75%
Over $1 billion	0.72%

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

Expense limit	Maximum Operating Expense Limit Effective Through
1.18%	May 1, 2014

TAM is entitled to reimbursement by the Portfolio of fees waived and/or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit.

During the period ended June 30, 2013, there were no amounts reimbursed/waived or recaptured by TAM. There were no amounts available for recapture by TAM as of June 30, 2013.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica ING Large Cap Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 3. (continued)

TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2014. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. The Portfolio pays TFS an annual fee of 0.025% of ANA. The Legal fees in the Statement of Operations are for fees paid to external legal counsel.

Transfer agent services: TFS provides transfer agency services under the Administrative Agreement and is compensated for such services under that agreement. For the period ended June 30, 2013 amounts paid to TFS by the Portfolio are included in Transfer Agent in the Statement of Operations and amounts payable to TFS as of June 30, 2013 are included in Transfer agent fees in the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), as elected by the Trustee.

NOTE 4. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2013 were as follows:

Purchases of securities:
Long-term	$ 55,046,487
U.S. Government	—
Proceeds from maturities and sales of securities:
Long-term	6,049,372
U.S. Government	—

NOTE 5. FEDERAL INCOME TAX MATTERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other in the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

NOTE 6. SUBSEQUENT EVENT

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica ING Large Cap Growth VP

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board” or “Board Members”) held on April 11, 2013, the Board reviewed and considered the approval of proposed mandates to establish: (1) Transamerica ING Conservative Allocation VP, (2) Transamerica ING Balanced Allocation VP, (3) Transamerica ING Moderate Growth Allocation VP, (4) Transamerica ING Intermediate Bond VP, (5) Transamerica ING Limited Maturity Bond VP, (6) Transamerica ING Large Cap Growth VP, and (7) Transamerica ING Mid Cap Opportunities VP as new series (each, a “New Series” and collectively, the “New Series”) of Transamerica Series Trust (the “Trust”). The Board reviewed and considered the proposed investment advisory agreement (the “Investment Advisory Agreement”) between the New Series and Transamerica Asset Management, Inc. (“TAM”), as well as the proposed investment sub-advisory agreement (the “Sub-Advisory Agreement”) for each of Transamerica ING Intermediate Bond VP, Transamerica ING Limited Maturity Bond VP, Transamerica ING Large Cap Growth VP, and Transamerica ING Mid Cap Opportunities VP between TAM and ING Investment Management Co. LLC (“ING”), to determine whether the agreements should be approved for an initial two-year period.

Following their review and consideration, the Board determined that the proposed Investment Advisory Agreement and the proposed Sub-Advisory Agreement will enable shareholders of each New Series to obtain high quality services at a cost that is appropriate, fair, and in the best interests of each New Series’ respective shareholders. The Board, including the independent members of the Board, unanimously approved the proposed Investment Advisory Agreement and Sub-Advisory Agreement.

In reaching their decision, the Board Members requested and obtained from TAM and ING such information as they deemed reasonably necessary to evaluate the proposed agreements. In considering the proposed approval of the Investment Advisory Agreement and Sub-Advisory Agreement, the Board Members evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. The Board Members based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions and each member of the Board may have attributed different weights to the various factors.

The nature, extent and quality of the advisory services to be provided. The Board considered the nature, extent and quality of the services expected to be provided by TAM and ING. The Board considered the proposed investment approach for the New Series; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM and ING; TAM’s management oversight process; and the professional qualifications of the portfolio management team of ING. The Board also considered the services to be provided by TAM for the portion of the management fee it will retain after payment of the sub-advisory fee for the New Series. The Board noted that these services include not only the services TAM provides to all Transamerica funds in the form of oversight of the services provided by the funds’ administrator, custodian and transfer agent and supervision of the performance of recordkeeping, shareholder relations, regulatory reporting and compliance functions of the funds, but also the “manager of managers” services TAM provides to sub-advised funds in the form of selection and oversight of the sub-adviser(s). Based on these and other considerations, the Board Members determined that TAM and ING can provide investment and related services that are appropriate in scope and extent in light of the New Series’ operations, the competitive landscape of the investment company business and investor needs.

The investment performance of the New Series. Each New Series is not yet in existence and therefore had no historical performance for the Board to review. However, the Board Members considered historical performance of certain discretionary accounts managed by TAM and ING with substantially similar investment objectives and strategies as the New Series. The historical performance contained one-, three- and five-year performance periods of the strategy, and was compared to its peers and benchmark. The Board Members noted that the historical performance of the accounts compared favorably to that of the benchmark and peer group for the periods shown. On the basis of this information and the Board Members’ assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and ING, the Board Members concluded that TAM and ING are capable of generating a level of investment performance that is appropriate in light of the New Series’ proposed investment objectives, policies and strategies.

Management fees and total expense ratios. The Board considered the proposed management fees and anticipated total expense ratios of the New Series, including information comparing the management fee and total expense ratio of the New Series to the management fees and total expense ratios of other investment companies in a Lipper peer universe. The Board also considered the fee to be charged by ING for sub-advisory services as well as the portion of the New Series’ management fee to be retained by TAM following payment of the sub-advisory fee. The Board Members noted that the proposed management fee for each of Transamerica ING Conservative Allocation VP, Transamerica ING Balanced Allocation VP and Transamerica ING Moderate Growth Allocation VP was expected to be at or lower than the Lipper category median and the proposed management fee for each of Transamerica ING Intermediate Bond VP, Transamerica ING Limited Maturity Bond VP, Transamerica ING Large Cap Growth VP and Transamerica ING Mid Cap Opportunities VP was expected to be above the Lipper category median on an asset-weighted basis for each series. The Board also noted that TAM proposed to enter into an expense limitation arrangement with each New Series, which may result in TAM waiving fees for the benefit of shareholders. On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and ING under the investment advisory and sub-advisory agreements are reasonable in light of the services to be provided.

The cost of advisory services provided and the level of profitability. The New Series were not yet in existence and therefore no revenue, cost or profitability data was available for the Board to review. However, the Board reviewed projected profitability information regarding TAM’s costs of procuring portfolio management services as well as the costs of providing administration, transfer agency and

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica ING Large Cap Growth VP

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS (continued)

other services to the New Series by TAM and its affiliates. The Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and ING. As a result, the Board considered profitability information for TAM and its affiliates with respect to the New Series. Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the New Series was not anticipated to be excessive.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the New Series grows. In evaluating the extent to which the management fees payable under the new investment advisory and sub-advisory agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board took note of TAM’s and ING’s pricing schedules and the proposed advisory and sub-advisory fee breakpoints, as detailed in the materials provided to the Board, and noted each fee breakpoint with respect to the various asset levels to be achieved by the New Series. The Board noted that Transamerica ING Conservative Allocation VP, Transamerica ING Balanced Allocation VP and Transamerica ING Moderate Growth Allocation VP each have a flat management fee rate. The Board concluded that the proposed fees and breakpoints, if any, may benefit investors by permitting economies of scale in the form of lower management fees as the level of assets grows for the New Series. The Board Members also noted that, in the future, they would have the opportunity to periodically reexamine whether each New Series has achieved economies of scale and the appropriateness of management fees payable to TAM and fees payable by TAM to ING.

Benefits to TAM, its affiliates, or ING from their relationships with the New Series. The Board considered any other benefits derived by TAM, its affiliates, and ING from their relationships with the New Series. The Board Members noted that TAM would not realize soft dollar benefits from its relationships with the New Series, and that ING may engage in soft dollar arrangements consistent with applicable law and “best execution” requirements.

Other considerations. The Board considered the investment objective of the New Series and its investment strategy and noted that TAM believes that the New Series would offer the portfolios on a new ING private label variable annuity platform. The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage each New Series in a professional manner that is consistent with the best interests of each New Series and its respective shareholders. In this regard, the Board Members favorably considered TAM’s procedures and policies to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of ING. The Board Members also noted that TAM has made a significant entrepreneurial commitment to the management and success of the New Series.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica ING Limited Maturity Bond VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The actual expenses example is based on an investment of $1,000 invested at May 1, 2013 and held for the entire period until June 30, 2013.

The hypothetical expenses example is based on an investment of $1,000 invested at January 1, 2013 and held for the entire period until June 30, 2013.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses(A)
Portfolio Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period(B)	Ending Account Value	Expenses Paid During Period(B)	Annualized Expense Ratio
Transamerica ING Limited Maturity Bond VP
Initial Class	$1,000.00	$994.00	$1.05	$1,021.28	$3.27	0.66%
Service Class	1,000.00	993.00	1.44	1,020.06	4.51	0.91

(A)	5% return per year before expenses.

(B)	Portfolio commenced operations on May 1, 2013. Actual expenses are calculated using the portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (58 days), and divided by the number of days in the year (365 days). For comparability purposes, hypothetical expenses assume that the portfolio was in operation for the entire six-month period ended June 30, 2013. Thus, the hypothetical expenses are calculated using the portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (179 days), and divided by the number of days in the year (365 days).

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica ING Limited Maturity Bond VP

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2013

(the following chart summarizes the Schedule of Investments of the portfolio by asset type)

(unaudited)

Asset Type	% of Net Assets
U.S. Government Obligations	37.0%
Corporate Debt Securities	35.5
Securities Lending Collateral	13.4
Short-Term U.S. Government Obligation	11.3
Asset-Backed Securities	10.6
Mortgage-Backed Securities	5.1
Other Assets and Liabilities - Net(A)	(12.9)
Total	100.0%

(A)	The Other Assets and Liabilities - Net category may include, but is not limited to, Reverse Repurchase Agreements, Forward Foreign Currency Contracts, Futures Contracts, Swap Agreements, Written Options and Swaptions, Securities Sold Short, TBA Short Commitments, and Cash Collateral.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica ING Limited Maturity Bond VP

SCHEDULE OF INVESTMENTS

At June 30, 2013

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 37.0%
United States - 37.0%
U.S. Treasury Note
0.25%, 05/31/2015 (A)	$ 5,715,000	$ 5,704,953
0.38%, 06/30/2015 (B)	25,816,000	25,783,730
0.50%, 06/15/2016	2,887,000	2,874,820
1.38%, 06/30/2018 (B)	1,073,000	1,070,072
1.38%, 05/31/2020	582,000	561,675
1.88%, 06/30/2020 (B)	923,000	920,692

Total U.S. Government Obligations (cost $36,940,570)		36,915,942

MORTGAGE-BACKED SECURITIES - 5.1%
United States - 5.1%
Banc of America Commercial Mortgage Trust Series 2007-1, Class AAB 5.42%, 01/15/2049	294,938	304,345
Banc of America Large Loan Trust Series 2009-FDG, Class A 5.20%, 01/25/2042 - 144A (C)	263,005	285,069
Banc of America Merrill Lynch Commercial Mortgage, Inc. Series 2005-3, Class A3A 4.62%, 07/10/2043	470,000	481,146
Commercial Mortgage Pass-Through Certificates
Series 2006-C1, Class A3
5.57%, 02/15/2039 (C)	140,696	141,322
Series 2013-THL, Class A2
1.24%, 06/08/2030 - 144A (C)	310,000	308,196
Commercial Mortgage Trust Series 2007-GG9, Class A2 5.38%, 03/10/2039	387,162	398,750
GS Mortgage Securities Trust
Series 2006-GG6, Class A2
5.51%, 04/10/2038 (C)	109,773	111,943
Series 2006-GG6, Class A4
5.55%, 04/10/2038 (C)	408,000	444,402
Series 2006-GG8, Class A2
5.48%, 11/10/2039	31,412	31,642
Irvine Core Office Trust
Series 2013-IRV, Class A1
2.07%, 05/15/2048 - 144A	158,893	153,800
Series 2013-IRV, Class A2
3.31%, 05/15/2048 - 144A (C)	210,000	197,700
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2010-RR1, Class JPA 6.00%, 06/20/2049 - 144A (C)	170,000	189,613
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2007-LD11, Class A2
5.99%, 06/15/2049 (C)	15,314	15,699
Series 2007-LD12, Class A2
5.83%, 02/15/2051	75,567	77,271
LB-UBS Commercial Mortgage Trust Series 2006-C7, Class A3 5.35%, 11/15/2038	373,000	412,516
Merrill Lynch Mortgage Investors Trust Series 1998-C1, Class A3 6.72%, 11/15/2026 (C)	388,544	421,734

	Principal	Value
United States (continued)
ML-CFC Commercial Mortgage Trust Series 2007-9, Class ASB 5.64%, 09/12/2049	$ 214,629	$ 221,849
Morgan Stanley Capital I Trust
Series 2007-HQ11, Class A31
5.44%, 02/12/2044	46,515	47,576
Series 2007-T27, Class A4
5.82%, 06/11/2042 (C)	220,000	248,733
Wachovia Bank Commercial Mortgage Trust Series 2007-C30, Class A3 5.25%, 12/15/2043	311,189	319,091
WF-RBS Commercial Mortgage Trust Series 2011-C3, Class A2 3.24%, 03/15/2044 - 144A	280,000	292,452

Total Mortgage-Backed Securities (cost $5,174,537)		5,104,849

ASSET-BACKED SECURITIES - 10.6%
Cayman Islands - 5.9%
AMMC CLO III, Ltd. Series 2004-3A, Class C 1.53%, 07/25/2016 - 144A (C)	500,000	499,794
Avalon Capital, Ltd. 3 Series 1A, Class C 1.07%, 02/24/2019 - 144A (C)	500,000	488,510
Black Diamond CLO Delaware Corp. Series 2005-1A, Class A1 0.54%, 06/20/2017 - 144A (C)	737,287	733,600
CIFC Funding, Ltd. Series 2006-1A, Class A2L 0.68%, 10/20/2020 - 144A (C)	200,000	190,081
Emporia Preferred Funding I Corp. Series 2005-1A, Class B1 0.83%, 10/12/2018 - 144A (C)	250,000	249,229
Gulf Stream - Compass CLO, Ltd. Series 2007-1A, Class C 2.28%, 10/28/2019 - 144A (C)	250,000	240,453
Gulf Stream - Sextant CLO, Ltd.
Series 2006-1A, Class A2
0.52%, 08/21/2020 - 144A (C)	624,410	613,770
Series 2006-1A, Class D
1.87%, 08/21/2020 - 144A (C)	250,000	238,035
Halcyon Structured Asset Management CLO I, Ltd. Series 2006-1A, Class D 1.97%, 05/21/2018 - 144A (C)	500,000	492,497
LightPoint CLO III, Ltd. Series 2005-3A, Class A1A 0.53%, 09/15/2017 - 144A (C)	434,742	414,092
Madison Park Funding I, Ltd. Series 2005-1A, Class D 2.18%, 05/10/2019 - 144A (C)	250,000	249,952
Stanfield Veyron CLO, Ltd.
Series 2006-1A, Class C
0.96%, 07/15/2018 - 144A (C)	500,000	474,561
Series 2006-1A, Class D
1.88%, 07/15/2018 - 144A (C)	300,000	278,956
WhiteHorse III, Ltd./Corp. Series 2006-1A, Class A3L 1.02%, 05/01/2018 - 144A (C)	200,000	192,173

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica ING Limited Maturity Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

	Principal	Value
Cayman Islands (continued)
Whitney CLO, Ltd. Series 2004-1A, Class B1LA 2.38%, 03/01/2017 - 144A (C)	$ 200,000	$ 199,983
Wind River CLO I, Ltd. Series 2004-1A, Class B2 5.70%, 12/19/2016 - 144A	350,000	351,015
United States - 4.7%
Ally Auto Receivables Trust Series 2013-SN1, Class A3 0.72%, 05/20/2016	395,000	394,847
BA Credit Card Trust Series 2008-C5, Class C5 4.94%, 03/15/2016 (C)	474,000	479,953
Capital Auto Receivables Asset Trust Series 2013-2, Class A3 1.24%, 10/20/2017	306,000	305,946
Capital One Multi-Asset Execution Trust
Series 2007-A7, Class A7
5.75%, 07/15/2020	172,000	200,213
Series 2013-A2, Class A2
0.37%, 02/15/2019 (C)	500,000	498,028
Carmax Auto Owner Trust Series 2013-2, Class A4 0.84%, 11/15/2018	205,000	200,808
Citibank Credit Card Issuance Trust
Series 2008-A1, Class A1
5.35%, 02/07/2020	446,000	513,975
Series 2013-A2, Class A2
0.48%, 05/26/2020 (C)	261,000	259,499
Ford Credit Auto Owner Trust
Series 2012-B, Class A4
1.00%, 09/15/2017	328,000	329,183
Series 2013-B, Class A3
0.57%, 10/15/2017	97,000	96,442
Series 2013-B, Class A4
0.76%, 08/15/2018	88,000	86,786
Harley-Davidson Motorcycle Trust Series 2012-1, Class A4 0.91%, 02/15/2018	125,000	124,830
Hyundai Auto Receivables Trust
Series 2012-C, Class A4
0.73%, 06/15/2018	287,000	284,508
Series 2013-B, Class A3
0.71%, 09/15/2017	284,000	283,632
Nissan Auto Lease Trust Series 2013-A, Class A4 0.74%, 10/15/2018	115,000	114,119
Volkswagen Auto Loan Enhanced Trust Series 2012-2, Class A4 0.66%, 03/20/2019	170,000	167,676
World Omni Auto Receivables Trust Series 2013-A, Class A4 0.87%, 07/15/2019	300,000	294,653

Total Asset-Backed Securities (cost $10,673,166)		10,541,799

	Principal	Value
CORPORATE DEBT SECURITIES - 35.5%
Australia - 0.7%
Australia & New Zealand Banking Group,Ltd. 0.90%, 02/12/2016	$ 250,000	$ 248,435
National Australia Bank, Ltd. 1.60%, 08/07/2015	250,000	253,402
Westpac Banking Corp. 1.13%, 09/25/2015	230,000	230,975
Canada - 2.6%
Bank of Montreal, Series MTN 0.80%, 11/06/2015 (A)	320,000	319,613
Bank of Nova Scotia 0.75%, 10/09/2015	320,000	318,616
Barrick Gold Corp. 1.75%, 05/30/2014	246,000	246,252
Canadian Imperial Bank of Commerce 0.90%, 10/01/2015 (A)	110,000	110,068
Royal Bank of Canada 1.50%, 01/16/2018	280,000	273,568
Royal Bank of Canada, Series GMTN 0.85%, 03/08/2016	360,000	358,128
Thomson Reuters Corp. 0.88%, 05/23/2016	321,000	317,826
TransCanada PipeLines, Ltd. 0.75%, 01/15/2016	230,000	227,400
Xstrata Finance Canada, Ltd.
2.05%, 10/23/2015 - 144A	290,000	290,092
2.85%, 11/10/2014 - 144A	90,000	91,622
France - 0.4%
Sanofi 1.25%, 04/10/2018	240,000	232,461
Total Capital International SA 0.75%, 01/25/2016	190,000	188,495
Italy - 0.2%
Intesa Sanpaolo SpA 3.13%, 01/15/2016	200,000	196,652
Luxembourg - 0.3%
Covidien International Finance SA 1.35%, 05/29/2015	330,000	332,848
Netherlands - 0.9%
ABN AMRO Bank NV 1.38%, 01/22/2016 - 144A	200,000	198,300
Petrobras Global Finance BV 2.00%, 05/20/2016	171,000	167,449
Rabobank Nederland NV 2.13%, 10/13/2015	100,000	102,340
Shell International Finance BV 3.10%, 06/28/2015	360,000	377,288
Spain - 0.3%
BBVA US Senior SAU 4.66%, 10/09/2015	200,000	206,025
Telefonica Emisiones SAU 3.99%, 02/16/2016	90,000	92,817
Sweden - 0.2%
Nordea Bank AB 0.88%, 05/13/2016 - 144A	200,000	197,796
Switzerland - 0.7%
Credit Suisse, Series MTN 3.50%, 03/23/2015	430,000	448,590

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica ING Limited Maturity Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

	Principal	Value
Switzerland (continued)
UBS AG, Series MTN 5.88%, 07/15/2016	$ 190,000	$ 209,178
United Kingdom - 1.7%
Barclays Bank PLC 5.00%, 09/22/2016	340,000	375,626
BP Capital Markets PLC
0.70%, 11/06/2015	160,000	159,399
2.25%, 11/01/2016	140,000	143,366
Diageo Capital PLC 0.63%, 04/29/2016	240,000	237,738
GlaxoSmithKline Capital PLC 0.75%, 05/08/2015	290,000	289,935
Rio Tinto Finance USA PLC 1.38%, 06/17/2016 (A)	168,000	166,988
Royal Bank of Scotland Group PLC 2.55%, 09/18/2015	190,000	193,184
Vodafone Group PLC 0.90%, 02/19/2016 (A)	140,000	137,686
United States - 27.5%
AbbVie, Inc. 1.20%, 11/06/2015 - 144A	260,000	260,286
Altria Group, Inc. 4.13%, 09/11/2015	190,000	202,470
Amazon.com, Inc. 0.65%, 11/27/2015	140,000	139,561
American Express Credit Corp., Series GMTN 1.75%, 06/12/2015 (A)	180,000	182,442
American International Group, Inc., Series MTN 5.60%, 10/18/2016	320,000	356,573
Amgen, Inc. 1.88%, 11/15/2014	130,000	131,963
Anheuser-Busch InBev Worldwide, Inc.
0.80%, 07/15/2015	120,000	119,971
5.38%, 11/15/2014	70,000	74,302
Apple, Inc. 0.45%, 05/03/2016 (A)	320,000	316,564
AT&T, Inc. 0.80%, 12/01/2015	450,000	447,944
Bank of America Corp.
1.50%, 10/09/2015	360,000	359,182
3.75%, 07/12/2016	310,000	324,968
Bank of America Corp., Series MTN 1.25%, 01/11/2016 (A)	460,000	453,628
Bank of New York Mellon Corp., Series MTN 1.20%, 02/20/2015	400,000	403,244
Baxter International, Inc. 0.95%, 06/01/2016	168,000	167,211
BB&T Corp. 5.20%, 12/23/2015	180,000	196,599
BB&T Corp., Series MTN 1.60%, 08/15/2017	310,000	303,163
Berkshire Hathaway Finance Corp. 2.45%, 12/15/2015	360,000	374,363
BlackRock, Inc. 1.38%, 06/01/2015	200,000	202,664

	Principal	Value
United States (continued)
Caterpillar Financial Services Corp. 0.70%, 11/06/2015	$ 160,000	$ 159,658
Caterpillar Financial Services Corp., Series MTN
0.70%, 02/26/2016	180,000	178,339
1.10%, 05/29/2015	200,000	201,086
Charles Schwab Corp. 0.85%, 12/04/2015	238,000	237,272
Chevron Corp. 0.89%, 06/24/2016 (A)	103,000	103,135
Cisco Systems, Inc. 5.50%, 02/22/2016	290,000	323,830
Citigroup, Inc.
1.25%, 01/15/2016	190,000	187,729
1.30%, 04/01/2016	320,000	316,204
2.65%, 03/02/2015 (A)	250,000	254,861
5.50%, 02/15/2017	190,000	207,778
Coca-Cola Co.
0.75%, 03/13/2015	347,000	348,215
1.80%, 09/01/2016	190,000	193,856
ConAgra Foods, Inc. 1.30%, 01/25/2016	247,000	247,407
ConocoPhillips 4.60%, 01/15/2015	210,000	222,661
COX Communications, Inc.
5.45%, 12/15/2014	60,000	64,021
5.50%, 10/01/2015	50,000	54,919
CSX Corp. 6.25%, 04/01/2015	200,000	218,504
Daimler Finance North America LLC 1.25%, 01/11/2016 - 144A (A)	300,000	298,045
Dominion Resources, Inc. 1.40%, 09/15/2017	200,000	195,879
Ecolab, Inc. 1.00%, 08/09/2015	110,000	109,881
Enterprise Products Operating LLC
1.25%, 08/13/2015	140,000	140,460
5.60%, 10/15/2014	139,000	147,145
Fifth Third Bancorp 3.63%, 01/25/2016	360,000	380,040
Ford Motor Credit Co. LLC
1.70%, 05/09/2016	200,000	196,737
2.75%, 05/15/2015 (A)	200,000	202,798
Freeport-McMoRan Copper & Gold, Inc. 1.40%, 02/13/2015	170,000	169,213
Genentech, Inc. 4.75%, 07/15/2015	330,000	356,013
General Electric Capital Corp.
1.00%, 12/11/2015	350,000	349,477
3.75%, 11/14/2014	260,000	270,193
General Electric Capital Corp., Series GMTN
4.75%, 09/15/2014	100,000	104,778
4.88%, 03/04/2015	360,000	383,206
General Electric Co. 0.85%, 10/09/2015	210,000	209,801
Georgia Power Co.
0.75%, 08/10/2015	140,000	139,732
3.00%, 04/15/2016	110,000	115,112

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica ING Limited Maturity Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

	Principal	Value
United States (continued)
Glencore Funding LLC 1.70%, 05/27/2016 - 144A	$ 157,000	$ 152,245
Goldman Sachs Group, Inc., Series MTN 1.60%, 11/23/2015	544,000	545,241
HCP, Inc. 3.75%, 02/01/2016	130,000	136,880
Health Care REIT, Inc. 3.63%, 03/15/2016	94,000	98,565
HSBC USA, Inc. 2.38%, 02/13/2015	280,000	286,127
Intel Corp. 1.35%, 12/15/2017	260,000	254,441
International Business Machines Corp.
0.55%, 02/06/2015	570,000	569,530
1.95%, 07/22/2016	100,000	102,501
John Deere Capital Corp. 0.75%, 01/22/2016	110,000	109,352
JPMorgan Chase & Co.
3.15%, 07/05/2016	450,000	467,370
3.70%, 01/20/2015	470,000	488,162
Juniper Networks, Inc. 3.10%, 03/15/2016	222,000	229,960
Kellogg Co. 1.13%, 05/15/2015	200,000	200,860
Kraft Foods Group, Inc. 1.63%, 06/04/2015	220,000	222,346
Lorillard Tobacco Co. 3.50%, 08/04/2016	90,000	94,091
Marathon Oil Corp. 0.90%, 11/01/2015	260,000	258,557
McDonald’s Corp., Series MTN 0.75%, 05/29/2015	249,000	249,555
McKesson Corp. 0.95%, 12/04/2015	360,000	359,037
Merck & Co., Inc. 0.70%, 05/18/2016	350,000	347,580
MetLife Institutional Funding II 1.63%, 04/02/2015 - 144A	246,000	249,118
Metropolitan Life Global Funding I 1.70%, 06/29/2015 - 144A	140,000	142,197
Morgan Stanley
1.75%, 02/25/2016 (A)	80,000	79,254
2.13%, 04/25/2018 (A)	200,000	191,406
Morgan Stanley, Series GMTN 6.00%, 04/28/2015	100,000	107,216
Mylan, Inc. 6.00%, 11/15/2018 - 144A	215,000	235,614
NBCUniversal Media LLC 3.65%, 04/30/2015	250,000	262,684
NetApp, Inc. 2.00%, 12/15/2017 (A)	200,000	194,800
NextEra Energy Capital Holdings, Inc. 1.20%, 06/01/2015	326,000	327,650
Novartis Capital Corp. 2.90%, 04/24/2015 (A)	300,000	312,710
Oracle Corp. 1.20%, 10/15/2017	260,000	252,517

	Principal	Value
United States (continued)
PepsiCo, Inc.
0.70%, 08/13/2015 - 02/26/2016	$ 450,000	$ 449,069
1.25%, 08/13/2017 (A)	90,000	88,072
Pfizer, Inc. 5.35%, 03/15/2015	340,000	366,112
Philip Morris International, Inc. 2.50%, 05/16/2016 (A)	280,000	290,845
Phillips 66 1.95%, 03/05/2015	300,000	304,652
PNC Funding Corp. 5.63%, 02/01/2017	230,000	255,175
Procter & Gamble Co. 1.45%, 08/15/2016	244,000	247,027
Progress Energy, Inc. 5.63%, 01/15/2016	282,000	311,743
Prudential Financial, Inc., Series MTN 3.88%, 01/14/2015	390,000	406,306
PSEG Power LLC 2.75%, 09/15/2016	240,000	247,477
Regions Financial Corp. 5.75%, 06/15/2015	135,000	145,631
Reynolds American, Inc. 1.05%, 10/30/2015	190,000	189,947
SABMiller Holdings, Inc. 1.85%, 01/15/2015 - 144A	200,000	202,911
Santander Holdings USA, Inc. 3.00%, 09/24/2015	291,000	298,372
SLM Corp., Series MTN 3.88%, 09/10/2015	110,000	111,106
State Street Corp. 2.88%, 03/07/2016	300,000	313,246
Symantec Corp. 2.75%, 09/15/2015	190,000	195,903
Texas Instruments, Inc. 0.45%, 08/03/2015	210,000	208,993
U.S Bancorp, Series MTN 2.20%, 11/15/2016	100,000	102,575
United Parcel Service, Inc. 1.13%, 10/01/2017 (A)	200,000	195,690
UnitedHealth Group, Inc. 0.85%, 10/15/2015	260,000	260,339
Verizon Communications, Inc. 3.00%, 04/01/2016	660,000	689,886
Wachovia Bank NA 4.80%, 11/01/2014	250,000	263,137
Wal-Mart Stores, Inc. 0.60%, 04/11/2016	120,000	119,198
Walt Disney Co., Series GMTN 1.10%, 12/01/2017	410,000	397,495
WellPoint, Inc. 5.25%, 01/15/2016	160,000	174,925
Wells Fargo & Co., Series MTN 2.10%, 05/08/2017 (A)	250,000	250,894
Xcel Energy, Inc. 0.75%, 05/09/2016	120,000	118,178
Xerox Corp. 4.25%, 02/15/2015	263,000	274,755

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica ING Limited Maturity Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

	Principal	Value
United States (continued)
Zoetis, Inc. 1.15%, 02/01/2016 - 144A	$ 120,000	$ 119,592

Total Corporate Debt Securities (cost $35,778,056)		35,372,058

SHORT-TERM U.S. GOVERNMENT OBLIGATION - 11.3%
United States - 11.3%
U.S. Treasury Bill 0.07%, 12/12/2013 (D)	11,280,000	11,276,619

Total Short-Term U.S. Government Obligation (cost $11,276,619)		11,276,619

	Shares	Value
SECURITIES LENDING COLLATERAL - 13.4%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.18% (D)	13,399,143	$ 13,399,143

Total Securities Lending Collateral (cost $13,399,143)		13,399,143

Total Investment Securities (cost $113,242,091) (E)		112,610,410
Other Assets and Liabilities - Net		(12,842,790)

Net Assets		$ 99,767,620

FUTURES CONTRACTS: (F)
Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation)
2-Year U.S. Treasury Note	Long	94	09/30/2013	$(18,115)
5-Year U.S. Treasury Note	Short	(109)	09/30/2013	167,673

				$149,558

INVESTMENTS BY INDUSTRY:	Percentage of Total Investment Securities	Value
U.S. Government Obligations	32.8%	$36,915,942
Asset-Backed Securities	9.4	10,541,799
Commercial Banks	5.7	6,423,837
Mortgage-Backed Securities	4.5	5,104,849
Diversified Financial Services	4.1	4,567,071
Pharmaceuticals	1.9	2,164,290
Capital Markets	1.8	2,079,543
Oil, Gas & Consumable Fuels	1.7	1,925,002
Beverages	1.5	1,714,134
Insurance	1.4	1,528,557
Diversified Telecommunication Services	1.1	1,230,647
Media	1.0	1,096,945
Electric Utilities	0.9	1,012,415
Metals & Mining	0.9	964,167
Consumer Finance	0.8	941,983
Health Care Providers & Services	0.7	794,301
Tobacco	0.7	777,353
IT Services	0.6	672,031
Food Products	0.6	670,613
Communications Equipment	0.5	553,790
Energy Equipment & Services	0.5	515,005
Computers & Peripherals	0.5	511,364
Health Care Equipment & Supplies	0.4	500,059
Biotechnology	0.4	487,976
Semiconductors & Semiconductor Equipment	0.4	463,434
Software	0.4	448,420
Thrifts & Mortgage Finance	0.3	298,372
Automobiles	0.3	298,045
Office Electronics	0.2	274,755
Hotels, Restaurants & Leisure	0.2	249,555
Independent Power Producers & Energy Traders	0.2	247,477
Household Products	0.2	247,027
Real Estate Investment Trusts	0.2	235,445
Road & Rail	0.2	218,504
Industrial Conglomerates	0.2	209,801

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica ING Limited Maturity Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

INVESTMENTS BY INDUSTRY (continued):	Percentage of Total Investment Securities	Value
Multi-Utilities	0.2%	$195,879
Air Freight & Logistics	0.2	195,690
Distributors	0.1	152,245
Internet & Catalog Retail	0.1	139,561
Wireless Telecommunication Services	0.1	137,686
Food & Staples Retailing	0.1	119,198
Chemicals	0.1	109,881

Investment Securities, at Value	78.1	87,934,648
Short-Term Investments	21.9	24,675,762

Total Investments	100.0%	$112,610,410

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $13,131,094. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	When-issued security. A conditional transaction in a security authorized for issuance, but not yet issued.
(C)	Floating or variable rate note. Rate is listed as of June 30, 2013.
(D)	Rate shown reflects the yield at June 30, 2013.
(E)	Aggregate cost for federal income tax purposes is $113,242,091. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $5,404 and $637,085, respectively. Net unrealized depreciation for tax purposes is $631,681.
(F)	Cash in the amount of $67,000 has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts.

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013, these securities aggregated $9,771,349, or 9.79% of the portfolio’s net assets.
CLO	Collateralized Loan Obligation
GMTN	Global Medium Term Note
MTN	Medium Term Note
REIT	Real Estate Investment Trust (includes domestic REITs and Foreign Real Estate Investment Companies)

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica ING Limited Maturity Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

VALUATION SUMMARY: (G)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2013
ASSETS
Investment Securities
U.S. Government Obligations	$—	$36,915,942	$—	$36,915,942
Mortgage-Backed Securities	—	5,104,849	—	5,104,849
Asset-Backed Securities	—	10,541,799	—	10,541,799
Corporate Debt Securities	—	35,372,058	—	35,372,058
Short-Term U.S. Government Obligation	—	11,276,619	—	11,276,619
Securities Lending Collateral	13,399,143	—	—	13,399,143
Total Investment Securities	$13,399,143	$99,211,267	$—	$112,610,410

Derivative Financial Instruments
Futures Contracts (H)	$167,673	$—	$—	$167,673
Total Derivative Financial Instruments	$167,673	$—	$—	$167,673

Other Assets (I)
Cash on deposit with broker	$67,000	$—	$—	$67,000
Total Other Liabilities	$67,000	$—	$—	$67,000

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2013
LIABILITIES
Derivative Financial Instruments
Futures Contracts (H)	$(18,115)	$—	$—	$(18,115)
Total Derivative Financial Instruments	$(18,115)	$—	$—	$(18,115)

Other Liabilities (I)
Collateral for Securities on Loan	$—	$(13,399,143)	$—	$(13,399,143)
Due to Custodian	(352,710)	—	—	(352,710)
Total Other Liabilities	$(352,710)	$(13,399,143)	$—	$(13,751,853)

(G)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended June 30, 2013. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
(H)	Derivative financial instruments valued at unrealized appreciation (depreciation) on the instrument.
(I)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica ING Limited Maturity Bond VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2013

(unaudited)

Assets:
Investment securities, at value (cost: $113,242,091) (including securities loaned of $13,131,094)	$112,610,410
Cash on deposit with broker	67,000
Receivables:
Investment securities sold	29,714,912
Interest	255,196
Securities lending income (net)	569

Total assets	142,648,087

Liabilities:
Due to custodian	352,710
Accounts payable and accrued liabilities:
Shares redeemed	8
Investment securities purchased	1,291,263
When-issued securities purchased	27,774,845
Administration fees	1,913
Variation margin	5,492
Management and advisory fees	38,267
Distribution and service fees	34
Transfer agent fees	67
Trustees fees	41
Other	16,684
Collateral for securities on loan	13,399,143

Total liabilities	42,880,467

Net assets	$99,767,620

Net assets consist of:
Capital stock ($0.01 par value)	$100,419
Additional paid-in capital	100,316,643
Undistributed (accumulated) net investment income (loss)	(8,149)
Undistributed (accumulated) net realized gain (loss) from investment securities and futures contracts	(159,170)
Net unrealized appreciation (depreciation) on:
Investment securities	(631,681)
Futures contracts	149,558

Net assets	$99,767,620

Net assets by class:
Initial Class	$99,421,110
Service Class	346,510
Shares outstanding:
Initial Class	10,006,987
Service Class	34,899
Net asset value and offering price per share:
Initial Class	$9.94
Service Class	9.93

STATEMENT OF OPERATIONS

For the period ended June 30, 2013 (A)

(unaudited)

Investment Income:
Interest income	$94,529
Securities lending income (net)	569

Total investment income	95,098

Expenses:
Management and advisory	77,993
Distribution and service:
Service Class	60
Transfer agent	67
Printing and shareholder reports	1,125
Custody	15,589
Administration	3,900
Legal	465
Audit and tax	3,460
Trustees	492
Other	96

Total expenses	103,247

Net investment income (loss)	(8,149)

Net realized gain (loss) on transactions from:
Investment securities	(249,361)
Futures contracts	90,191

Total realized gain (loss)	(159,170)

Net change in unrealized appreciation (depreciation) on:
Investment securities	(631,681)
Futures contracts	149,558

Net change in unrealized appreciation (depreciation)	(482,123)

Net realized and change in unrealized gain (loss)	(641,293)

Net increase (decrease) in net assets resulting from operations	$(649,442)

(A)	Commenced operations on May 1, 2013.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica ING Limited Maturity Bond VP

STATEMENT OF CHANGES IN NET ASSETS

For the period ended:

June 30, 2013(A) (unaudited)
From operations:
Net investment income (loss)	$(8,149)
Net realized gain (loss) from investment securities and futures contracts	(159,170)
Net change in unrealized appreciation (depreciation) on investment securities and futures contracts	(482,123)
Net increase (decrease) in net assets resulting from operations	(649,442)

Capital share transactions:
Proceeds from shares sold:
Initial Class	100,069,510
Service Class	347,915
100,417,425
Cost of shares redeemed:
Service Class	(363)
(363)
Net increase (decrease) in net assets resulting from capital shares transactions	100,417,062

Net increase (decrease) in net assets	99,767,620

Net assets:
Beginning of period	$—
End of period	$99,767,620
Undistributed (accumulated) net investment income (loss)	$(8,149)

Share activity:
Shares issued:
Initial Class	10,006,987
Service Class	34,935
10,041,922
Shares redeemed:
Service Class	(36)
(36)

Net increase (decrease) in shares outstanding:
Initial Class	10,006,987
Service Class	34,899
10,041,886

(A)	Commenced operations on May 1, 2013.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica ING Limited Maturity Bond VP

FINANCIAL HIGHLIGHTS

For the period ended:

For a share outstanding throughout the period
	Initial Class
	June 30, 2013 (unaudited)(A)
Net asset value
Beginning of period	$10.00
Investment operations
Net investment income (loss)(B)	(—	)(C)
Net realized and unrealized gain (loss)	(0.06)
Total investment operations	(0.06)
Net asset value
End of period	$9.94
Total return(D)	(0.60	)%(E)
Net assets end of period (000’s)	$99,421
Ratio and supplemental data
Expenses to average net assets	0.66	%(F)
Net investment income (loss) to average net assets	(0.05	)%(F)
Portfolio turnover rate	129	%(E)

(A)	Commenced operations on May 1, 2013.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $ (0.01).
(D)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(E)	Not annualized.
(F)	Annualized.

For a share outstanding throughout the period
	Service Class
	June 30, 2013 (unaudited)(A)
Net asset value
Beginning of period	$10.00
Investment operations
Net investment income (loss)(B)	(—	)(C)
Net realized and unrealized gain (loss)	(0.07)
Total investment operations	(0.07)
Net asset value
End of period	$9.93
Total return(D)	(0.70	)%(E)
Net assets end of period (000’s)	$347
Ratio and supplemental data
Expenses to average net assets	0.91	%(F)
Net investment income (loss) to average net assets	(0.24	)%(F)
Portfolio turnover rate	129	%(E)

(A)	Commenced operations on May 1, 2013.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $ (0.01).
(D)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(E)	Not annualized.
(F)	Annualized.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica ING Limited Maturity Bond VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2013

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica ING Limited Maturity Bond VP (the “Portfolio”) commenced operations on May 1, 2013. The Portfolio is a series of TST.

The Portfolio currently offers two classes of shares: Initial Class and Service Class.

Transamerica Asset Management, Inc. (“TAM”) provides continuous and regular investment advisory services to the Portfolio. TAM acts as a manager of managers, providing advisory services that include, without limitation, the design and development of each Portfolio and its investment strategy and the ongoing review and evaluation of that investment strategy including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for each Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending and implementing fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolios’ investments; regular review of sub-adviser performance and holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation of portfolio holdings; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolios’ Board of Trustees; oversight of preparation of prospectuses, shareholder reports and other disclosure materials and filings; and oversight of other service providers to the Portfolios, such as the custodian, the transfer agent, the administrator, the distributor, the Portfolios’ independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations for the Portfolios; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment advisory services. Where TAM employs sub-advisers, the sub-advisers carry out and effectuate the investment strategy designed for the Portfolios by TAM and are responsible, subject to TAM’s and the Board of Trustees oversight, for the day-to-day management of the Portfolios and for making decisions to buy, hold or sell a particular security.

Transamerica Fund Services, Inc. (“TFS”) provides supervisory and administrative services to each Portfolio. TFS’s supervisory and administrative services include performing certain administrative services for the Portfolios and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided for the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TFS has outsourced the provision of certain services as described below; to the extent agreed upon by TFS and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of net asset values; shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; recommending and implementing fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and its dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; preparation of agendas and supporting documents for and minutes of meetings of Trustees and committees of Trustees; and preparation of regular communications with the Trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TFS to perform supervisory and administrative services to the Portfolio. State Street performs back office services to support TFS, including furnishing financial and performance information about the Portfolios for inclusion in regulatory filings and Trustee and shareholder reports; preparing drafts of regulatory filings, Trustee materials, tax returns, expenses and budgeting; tax compliance testing; and maintaining books and records. TFS pays all expenses it incurs in connection with providing these services in the Amended and Restated Services Agreement with the exception of the costs of certain services specifically assumed by the Portfolios, as numerated within the Statement of Operations.

This report should be read in conjunction with the Portfolio’s current prospectus, which contains additional information about the Portfolio, including investment objectives and strategies.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of securities exposes the Portfolio to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica ING Limited Maturity Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 1. (continued)

collateral equal to at least the market value of the securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrowed.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio (“Navigator”), a money market mutual fund registered under the 1940 Act. The Transamerica Asset Management family of mutual funds is a significant shareholder of the Navigator as of June 30, 2013. No individual portfolio has a significant holding in the Navigator.

By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees.

Such income is reflected separately in the Statement of Operations. Income from loaned securities in the Statement of Operations is net of fees and rebates earned by the lending agent for its services. The value of loaned securities and related collateral outstanding at June 30, 2013 are shown in the Statement of Investments and the Statement of Assets and Liabilities.

Futures contracts: The Portfolio is subject to equity and commodity price risks, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The open futures contracts at June 30, 2013 are listed in the Schedule of Investments. The variation margin receivable or payable, as applicable, is included in the Statement of Assets and Liabilities.

Cash overdraft: Throughout the period, the Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the federal funds rate. Payables, if any, are reflected as Due to Custodian in the Statement of Assets and Liabilities. Expenses from cash overdrafts are included in Other in the Statement of Operations.

When-Issued, forward delivery securities and Delayed Delivery Settlements: The Portfolio may purchase or sell securities on a when-issued, forward (delayed) delivery basis or delayed settlement. When-issued and forward delivery transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolio engages in when-issued transactions to obtain an advantageous price and yield at the time of the transaction. The Portfolio engages in when-issued and forward delivery transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the Portfolio is not entitled to any of the interest earned prior to settlement.

Delayed Delivery transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery transactions are outstanding, the Portfolio will segregate with its custodian either cash, U.S. Government securities or other liquid assets at least equal to the value of the commitments until payment is made. When purchasing a security on a delayed delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Portfolio if the other party to the transaction defaults on its obligation to make payment or delivery and the Portfolio is delayed or prevented from completing the transaction. The Portfolio may dispose of or renegotiate a delayed delivery transaction after it is entered into which may result in a realized gain or loss. When the Portfolio sells a security on a delayed delivery basis, the Portfolio does not participate in future gains and losses on the security.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend date, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Real estate investment trust (“REITs”): Dividend income related to a REIT is recorded at management’s estimate of the income included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica ING Limited Maturity Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 1. (continued)

There are certain additional risks involved in investing in REITs. These include, but are not limited to, economical conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class, based upon net assets. Each class bears its own specific expenses in addition to the non-class specific expenses.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The Portfolio’s Board of Trustees has delegated the valuation functions on a day-to-day basis to TAM, subject to board oversight. TAM has formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board of Trustees. These policies and procedures are reviewed at least annually by the Board of Trustees. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair market value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica ING Limited Maturity Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 2. (continued)

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the net asset value of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Corporate bonds: The fair value of corporate bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Asset backed securities: The fair value of asset backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Short-term notes: Short-term notes are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values would generally be categorized as Level 2 in the fair value hierarchy; otherwise they would be categorized in Level 3.

Government securities: Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Government securities generally are categorized in Level 2 of the fair value hierarchy, or in Level 3 if inputs are unobservable.

U.S. government agency securities: U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government securities. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Derivative instruments: Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over the counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. A substantial majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized in Level 2 of the fair value hierarchy or in Level 3 if inputs are unobservable.

The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2013, is disclosed in the Valuation Summary of the Schedule of Investments.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.

TAM, the Portfolio’s investment adviser, is directly owned by Western Reserve Life Assurance Co. of Ohio and AUSA Holding Company (“AUSA”), both of which are indirect, wholly-owned subsidiaries of Aegon NV. AUSA is wholly-owned by Aegon USA, LLC (“Aegon USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Aegon USA is owned by Aegon US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica ING Limited Maturity Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 3. (continued)

TFS is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS, and TCI. No interested trustee receives compensation from the Portfolio.

The following schedule reflects the percentage of Portfolio assets owned by affiliated investment companies at June 30, 2013:

	Market Value	% of Net Assets
Transamerica Asset Allocation-Conservative VP	$70,574,000	70.74%
Transamerica Asset Allocation-Moderate VP	28,826,000	28.89
Transamerica ING Balanced Allocation VP	48,947	0.05
Transamerica ING Conservative Allocation VP	20,491	0.02
Total	$99,469,438	99.70%

Investment advisory fees: The Portfolio pays management fees to TAM based on average daily net assets (“ANA”) at the following rates and breakpoints:

First $250 million	0.500%
Over $250 million up to $1 billion	0.475%
Over $1 billion	0.460%

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

Expense limit	Maximum Operating Expense Limit Effective Through
0.88%	May 1, 2014

TAM is entitled to reimbursement by the Portfolio of fees waived and/or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit.

During the period ended June 30, 2013, there were no amounts reimbursed/waived or recaptured by TAM. There were no amounts available for recapture by TAM as of June 30, 2013.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2014. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. The Portfolio pays TFS an annual fee of 0.025% of ANA. The Legal fees in the Statement of Operations are for fees paid to external legal counsel.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica ING Limited Maturity Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 3. (continued)

Transfer agent services: TFS provides transfer agency services under the Administrative Agreement and is compensated for such services under that agreement. For the period ended June 30, 2013 amounts paid to TFS by the Portfolio are included in Transfer Agent in the Statement of Operations and amounts payable to TFS as of June 30, 2013 are included in Transfer agent fees in the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), as elected by the Trustee.

NOTE 4. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2013 were as follows:

Purchases of securities:
Long-term	$57,009,788
U.S. Government	143,507,941
Proceeds from maturities and sales of securities:
Long-term	5,563,790
U.S. Government	106,321,812

NOTE 5. DERIVATIVE FINANCIAL INSTRUMENTS

The Portfolio is subject to various risks in the normal course of pursuing its investment objective. The volume of future contracts held increased from zero contracts at the beginning of the period to two contracts at the end of the period. The tables below highlight the types of risks associated with the Portfolio and how the aforementioned derivative instruments are used to mitigate such risks:

Fair Values of Derivative Instruments in the Statement of Assets and Liabilities as of June 30, 2013:

Derivatives not accounted for as hedging instruments

Location	Interest rate contracts
Asset Derivatives
Unrealized appreciation on futures contracts (A)	$167,673
Liability Derivatives
Unrealized depreciation on futures contracts (A)	$(18,115)
(A)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Effect of Derivative Instruments in the Statement of Operations for the period ended June 30, 2013:

Derivatives not accounted for as hedging instruments

Location	Interest rate contracts
Net Realized Gain (Loss) on derivatives recognized in income
Net realized gain (loss) on futures contracts	$90,191
Net change in Unrealized Appreciation (Depreciation) on derivatives recognized in income
Net change in unrealized appreciation (depreciation) on futures contracts	149,558
Total	$239,749

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica ING Limited Maturity Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 6. FEDERAL INCOME TAX MATTERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other in the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

NOTE 7. SUBSEQUENT EVENT

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica ING Limited Maturity Bond VP

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board” or “Board Members”) held on April 11, 2013, the Board reviewed and considered the approval of proposed mandates to establish: (1) Transamerica ING Conservative Allocation VP, (2) Transamerica ING Balanced Allocation VP, (3) Transamerica ING Moderate Growth Allocation VP, (4) Transamerica ING Intermediate Bond VP, (5) Transamerica ING Limited Maturity Bond VP, (6) Transamerica ING Large Cap Growth VP, and (7) Transamerica ING Mid Cap Opportunities VP as new series (each, a “New Series” and collectively, the “New Series”) of Transamerica Series Trust (the “Trust”). The Board reviewed and considered the proposed investment advisory agreement (the “Investment Advisory Agreement”) between the New Series and Transamerica Asset Management, Inc. (“TAM”), as well as the proposed investment sub-advisory agreement (the “Sub-Advisory Agreement”) for each of Transamerica ING Intermediate Bond VP, Transamerica ING Limited Maturity Bond VP, Transamerica ING Large Cap Growth VP, and Transamerica ING Mid Cap Opportunities VP between TAM and ING Investment Management Co. LLC (“ING”), to determine whether the agreements should be approved for an initial two-year period.

Following their review and consideration, the Board determined that the proposed Investment Advisory Agreement and the proposed Sub-Advisory Agreement will enable shareholders of each New Series to obtain high quality services at a cost that is appropriate, fair, and in the best interests of each New Series’ respective shareholders. The Board, including the independent members of the Board, unanimously approved the proposed Investment Advisory Agreement and Sub-Advisory Agreement.

In reaching their decision, the Board Members requested and obtained from TAM and ING such information as they deemed reasonably necessary to evaluate the proposed agreements. In considering the proposed approval of the Investment Advisory Agreement and Sub-Advisory Agreement, the Board Members evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. The Board Members based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions and each member of the Board may have attributed different weights to the various factors.

The nature, extent and quality of the advisory services to be provided. The Board considered the nature, extent and quality of the services expected to be provided by TAM and ING. The Board considered the proposed investment approach for the New Series; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM and ING; TAM’s management oversight process; and the professional qualifications of the portfolio management team of ING. The Board also considered the services to be provided by TAM for the portion of the management fee it will retain after payment of the sub-advisory fee for the New Series. The Board noted that these services include not only the services TAM provides to all Transamerica funds in the form of oversight of the services provided by the funds’ administrator, custodian and transfer agent and supervision of the performance of recordkeeping, shareholder relations, regulatory reporting and compliance functions of the funds, but also the “manager of managers” services TAM provides to sub-advised funds in the form of selection and oversight of the sub-adviser(s). Based on these and other considerations, the Board Members determined that TAM and ING can provide investment and related services that are appropriate in scope and extent in light of the New Series’ operations, the competitive landscape of the investment company business and investor needs.

The investment performance of the New Series. Each New Series is not yet in existence and therefore had no historical performance for the Board to review. However, the Board Members considered historical performance of certain discretionary accounts managed by TAM and ING with substantially similar investment objectives and strategies as the New Series. The historical performance contained one-, three- and five-year performance periods of the strategy, and was compared to its peers and benchmark. The Board Members noted that the historical performance of the accounts compared favorably to that of the benchmark and peer group for the periods shown. On the basis of this information and the Board Members’ assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and ING, the Board Members concluded that TAM and ING are capable of generating a level of investment performance that is appropriate in light of the New Series’ proposed investment objectives, policies and strategies.

Management fees and total expense ratios. The Board considered the proposed management fees and anticipated total expense ratios of the New Series, including information comparing the management fee and total expense ratio of the New Series to the management fees and total expense ratios of other investment companies in a Lipper peer universe. The Board also considered the fee to be charged by ING for sub-advisory services as well as the portion of the New Series’ management fee to be retained by TAM following payment of the sub-advisory fee. The Board Members noted that the proposed management fee for each of Transamerica ING Conservative Allocation VP, Transamerica ING Balanced Allocation VP and Transamerica ING Moderate Growth Allocation VP was expected to be at or lower than the Lipper category median and the proposed management fee for each of Transamerica ING Intermediate Bond VP, Transamerica ING Limited Maturity Bond VP, Transamerica ING Large Cap Growth VP and Transamerica ING Mid Cap Opportunities VP was expected to be above the Lipper category median on an asset-weighted basis for each series. The Board also noted that TAM proposed to enter into an expense limitation arrangement with each New Series, which may result in TAM waiving fees for the benefit of shareholders. On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and ING under the investment advisory and sub-advisory agreements are reasonable in light of the services to be provided.

The cost of advisory services provided and the level of profitability. The New Series were not yet in existence and therefore no revenue, cost or profitability data was available for the Board to review. However, the Board reviewed projected profitability information regarding TAM’s costs of procuring portfolio management services as well as the costs of providing administration, transfer agency and

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica ING Limited Maturity Bond VP

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS (continued)

other services to the New Series by TAM and its affiliates. The Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and ING. As a result, the Board considered profitability information for TAM and its affiliates with respect to the New Series. Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the New Series was not anticipated to be excessive.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the New Series grows. In evaluating the extent to which the management fees payable under the new investment advisory and sub-advisory agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board took note of TAM’s and ING’s pricing schedules and the proposed advisory and sub-advisory fee breakpoints, as detailed in the materials provided to the Board, and noted each fee breakpoint with respect to the various asset levels to be achieved by the New Series. The Board noted that Transamerica ING Conservative Allocation VP, Transamerica ING Balanced Allocation VP and Transamerica ING Moderate Growth Allocation VP each have a flat management fee rate. The Board concluded that the proposed fees and breakpoints, if any, may benefit investors by permitting economies of scale in the form of lower management fees as the level of assets grows for the New Series. The Board Members also noted that, in the future, they would have the opportunity to periodically reexamine whether each New Series has achieved economies of scale and the appropriateness of management fees payable to TAM and fees payable by TAM to ING.

Benefits to TAM, its affiliates, or ING from their relationships with the New Series. The Board considered any other benefits derived by TAM, its affiliates, and ING from their relationships with the New Series. The Board Members noted that TAM would not realize soft dollar benefits from its relationships with the New Series, and that ING may engage in soft dollar arrangements consistent with applicable law and “best execution” requirements.

Other considerations. The Board considered the investment objective of the New Series and its investment strategy and noted that TAM believes that the New Series would offer the portfolios on a new ING private label variable annuity platform. The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage each New Series in a professional manner that is consistent with the best interests of each New Series and its respective shareholders. In this regard, the Board Members favorably considered TAM’s procedures and policies to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of ING. The Board Members also noted that TAM has made a significant entrepreneurial commitment to the management and success of the New Series.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica ING Mid Cap Opportunities VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The actual expenses example is based on an investment of $1,000 invested at May 1, 2013 and held for the entire period until June 30, 2013.

The hypothetical expenses example is based on an investment of $1,000 invested at January 1, 2013 and held for the entire period until June 30, 2013.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses(A)
Portfolio Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period(B)	Ending Account Value	Expenses Paid During Period(B)	Annualized Expense Ratio
Transamerica ING Mid Cap Opportunities VP
Initial Class	$1,000.00	$1,015.00	$1.46	$1,020.06	$4.51	0.91%
Service Class	1,000.00	1,015.00	1.86	1,018.83	5.74	1.16

(A)	5% return per year before expenses.

(B)	Portfolio commenced operations on May 1, 2013. Actual expenses are calculated using the portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (58 days), and divided by the number of days in the year (365 days). For comparability purposes, hypothetical expenses assume that the portfolio was in operation for the entire six-month period ended June 30, 2013. Thus, the hypothetical expenses are calculated using the portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (179 days), and divided by the number of days in the year (365 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2013

(the following chart summarizes the Schedule of Investments of the portfolio by asset type)

(unaudited)

Asset Type	% of Net Assets
Common Stocks	98.0%
Securities Lending Collateral	23.8
Repurchase Agreement	1.9
Other Assets and Liabilities - Net	(23.7)
Total	100.0%

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica ING Mid Cap Opportunities VP

SCHEDULE OF INVESTMENTS

At June 30, 2013

(unaudited)

	Shares	Value
COMMON STOCKS - 98.0%
Aerospace & Defense - 1.0%
B/E Aerospace, Inc. (A)	21,050	$ 1,327,834
Auto Components - 2.4%
Delphi Automotive PLC - Class A	60,840	3,083,980
Automobiles - 1.0%
Harley-Davidson, Inc. (B)	23,570	1,292,107
Beverages - 1.5%
Coca-Cola Enterprises, Inc.	54,090	1,901,804
Biotechnology - 2.9%
Alexion Pharmaceuticals, Inc. (A)	11,070	1,021,097
Myriad Genetics, Inc. (A) (B)	12,240	328,889
Regeneron Pharmaceuticals, Inc. - Class A (A) (B)	3,243	729,286
Vertex Pharmaceuticals, Inc. (A)	20,960	1,674,075
Capital Markets - 3.0%
Affiliated Managers Group, Inc. (A) (B)	11,900	1,950,886
Ameriprise Financial, Inc.	23,560	1,905,533
Chemicals - 1.3%
Celanese Corp. - Series A	23,430	1,049,664
Eastman Chemical Co.	9,650	675,596
Commercial Banks - 1.1%
Fifth Third Bancorp (B)	81,900	1,478,295
Commercial Services & Supplies - 1.3%
Waste Connections, Inc. (B)	41,520	1,708,133
Communications Equipment - 2.2%
F5 Networks, Inc. - Class B (A)	23,100	1,589,280
Juniper Networks, Inc. (A) (B)	68,240	1,317,714
Computers & Peripherals - 1.5%
NetApp, Inc. (A) (B)	50,960	1,925,269
Containers & Packaging - 1.4%
Packaging Corp. of America (B)	38,230	1,871,741
Distributors - 0.5%
LKQ Corp. (A) (B)	26,410	680,058
Diversified Financial Services - 1.0%
NASDAQ OMX Group, Inc.	40,260	1,320,125
Electrical Equipment - 4.3%
Acuity Brands, Inc. (B)	11,040	833,741
AMETEK, Inc. - Class A	52,990	2,241,477
Roper Industries, Inc.	20,490	2,545,268
Electronic Equipment & Instruments - 2.4%
FLIR Systems, Inc.	82,240	2,218,013
Trimble Navigation, Ltd. (A) (B)	36,330	944,943
Energy Equipment & Services - 3.5%
Cameron International Corp. (A) (B)	32,450	1,984,642
Noble Corp.	34,670	1,302,898
Patterson-UTI Energy, Inc. (B)	66,340	1,284,011
Food & Staples Retailing - 2.3%
Whole Foods Market, Inc. (B)	57,440	2,957,011
Food Products - 4.2%
Hershey Co.	27,390	2,445,379
Hillshire Brands Co.	54,880	1,815,430
JM Smucker Co. (B)	12,131	1,251,313
Health Care Equipment & Supplies - 2.6%
Cooper Cos., Inc. (B)	17,990	2,141,710
ResMed, Inc. (B)	27,910	1,259,578
Health Care Providers & Services - 2.1%
HCA Holdings, Inc.	32,480	1,171,229
Henry Schein, Inc. (A) (B)	16,890	1,617,217

	Shares	Value
Hotels, Restaurants & Leisure - 3.5%
Brinker International, Inc. (B)	48,280	$ 1,903,680
Penn National Gaming, Inc. (A)	35,080	1,854,329
Six Flags Entertainment Corp.	20,680	727,109
Household Durables - 1.2%
Newell Rubbermaid, Inc.	60,520	1,588,650
Insurance - 1.7%
Arthur J. Gallagher & Co. (B)	49,540	2,164,403
IT Services - 1.4%
Alliance Data Systems Corp. (A) (B)	9,770	1,768,663
Life Sciences Tools & Services - 1.7%
Agilent Technologies, Inc. (B)	36,450	1,558,602
Mettler-Toledo International, Inc. (A) (B)	3,008	605,210
Machinery - 5.4%
Flowserve Corp. (B)	29,640	1,600,856
Ingersoll-Rand PLC (B)	36,880	2,047,578
Nordson Corp. (B)	20,310	1,407,686
Pall Corp.	30,480	2,024,786
Media - 5.7%
AMC Networks, Inc. - Class A (A)	14,380	940,596
Discovery Communications, Inc. - Series A (A)	33,590	2,593,484
Liberty Media Corp. - Class A (A)	11,310	1,433,656
Lions Gate Entertainment Corp. (A) (B)	49,900	1,370,753
Madison Square Garden Co. (A)	19,210	1,138,192
Metals & Mining - 0.9%
Steel Dynamics, Inc. (B)	74,080	1,104,533
Multiline Retail - 1.7%
Macy’s, Inc.	44,840	2,152,320
Oil, Gas & Consumable Fuels - 2.2%
Continental Resources, Inc. - Class B (A) (B)	4,820	414,809
Oasis Petroleum, Inc. (A) (B)	3,600	139,932
Range Resources Corp. (B)	30,090	2,326,559
Paper & Forest Products - 1.2%
International Paper Co.	35,030	1,552,179
Pharmaceuticals - 2.7%
Actavis, Inc. (A)	9,850	1,243,267
Perrigo Co. (B)	18,610	2,251,810
Professional Services - 2.8%
Equifax, Inc.	34,830	2,052,532
IHS, Inc. - Class A (A)	15,100	1,576,138
Real Estate Investment Trusts - 1.3%
Extra Space Storage, Inc. - REIT	41,170	1,726,258
Semiconductors & Semiconductor Equipment - 2.7%
Broadcom Corp. - Class A	43,790	1,478,350
Xilinx, Inc. (B)	52,780	2,090,616
Software - 6.5%
Autodesk, Inc. (A) (B)	55,540	1,885,028
Citrix Systems, Inc. (A)	23,760	1,433,441
Intuit, Inc. (B)	56,810	3,467,114
TIBCO Software, Inc. (A)	79,770	1,707,078
Specialty Retail - 7.9%
Best Buy Co., Inc.	51,500	1,407,495
Gap, Inc. - Class A (B)	66,870	2,790,485
Ross Stores, Inc.	37,330	2,419,357
Ulta Salon Cosmetics & Fragrance, Inc. (B)	21,920	2,195,507
Urban Outfitters, Inc. (A) (B)	36,371	1,462,842
Textiles, Apparel & Luxury Goods - 1.6%
Michael Kors Holdings, Ltd. (A)	32,450	2,012,549

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica ING Mid Cap Opportunities VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

	Shares	Value
Trading Companies & Distributors - 0.9%
WESCO International, Inc. (A) (B)	18,010	$ 1,223,960
Wireless Telecommunication Services - 1.5%
SBA Communications Corp. - Class A (A) (B)	26,360	1,953,803

Total Common Stocks (cost $126,536,532)		127,641,421

SECURITIES LENDING COLLATERAL - 23.8%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.18% (C)	30,964,770	30,964,770

Total Securities Lending Collateral (cost $30,964,770)		30,964,770

Principal	Value
REPURCHASE AGREEMENT - 1.9%

State Street Bank & Trust Co.
0.03% (C), dated 06/28/2013, to be repurchased at $2,445,415 on 07/01/2013. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 07/25/2037, and with a total value of $2,495,903.

$ 2,445,409	$ 2,445,409

Total Repurchase Agreement (cost $2,445,409)	2,445,409

Total Investment Securities (cost $159,946,711) (D)	161,051,600
Other Assets and Liabilities - Net	(30,897,551)

Net Assets	$ 130,154,049

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	All or a portion of this security is on loan. The value of all securities on loan is $30,265,407. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rate shown reflects the yield at June 30, 2013.
(D)	Aggregate cost for federal income tax purposes is $159,946,711. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $3,616,826 and $2,511,937, respectively. Net unrealized appreciation for tax purposes is $1,104,889.

DEFINITIONS:

REIT	Real Estate Investment Trust (includes domestic REITs and Foreign Real Estate Investment Companies)

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2013
ASSETS
Investment Securities
Common Stocks	$127,641,421	$—	$—	$127,641,421
Securities Lending Collateral	30,964,770	—	—	30,964,770
Repurchase Agreement	—	2,445,409	—	2,445,409
Total Investment Securities	$158,606,191	$2,445,409	$—	$161,051,600

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2013
LIABILITIES
Other Liabilities (F)
Collateral for Securities on Loan	$—	$(30,964,770)	$—	$(30,964,770)
Total Other Liabilities	$—	$(30,964,770)	$—	$(30,964,770)

(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended June 30, 2013. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
(F)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica ING Mid Cap Opportunities VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2013

(unaudited)

Assets:
Investment securities, at value (cost: $157,501,302) (including securities loaned of $30,265,407)	$158,606,191
Repurchase agreement, at value (cost: $2,445,409)	2,445,409
Receivables:
Investment securities sold	4,152,845
Interest	2
Dividends	69,225
Securities lending income (net)	1,041

Total assets	165,274,713

Liabilities:
Accounts payable and accrued liabilities:
Investment securities purchased	4,064,637
Administration fees	2,503
Management and advisory fees	82,741
Distribution and service fees	24
Transfer agent fees	74
Trustees fees	53
Audit and tax fees	3,173
Other	2,689
Collateral for securities on loan	30,964,770

Total liabilities	35,120,664

Net assets	$130,154,049

Net assets consist of:
Capital stock ($0.01 par value)	$128,200
Additional paid-in capital	129,025,628
Undistributed (accumulated) net investment income (loss)	79,692
Undistributed (accumulated) net realized gain (loss) from investment securities	(184,360)
Net unrealized appreciation (depreciation) on investment securities	1,104,889

Net assets	$130,154,049

Net assets by class:
Initial Class	$130,027,197
Service Class	126,852
Shares outstanding:
Initial Class	12,807,474
Service Class	12,500
Net asset value and offering price per share:
Initial Class	$10.15
Service Class	10.15

STATEMENT OF OPERATIONS

For the period ended June 30, 2013

(unaudited) (A)

Investment Income:
Dividend income	$245,592
Interest income	576
Securities lending income (net)	1,041

Total investment income	247,209

Expenses:
Management and advisory	152,998
Distribution and service:
Service Class	51
Transfer agent	74
Printing and shareholder reports	1,125
Custody	4,273
Administration	4,621
Legal	465
Audit and tax	3,173
Trustees	638
Other	99

Total expenses	167,517

Net investment income (loss)	79,692

Net realized gain (loss) on transactions from:
Investment securities	(184,360)

Total realized gain (loss)	(184,360)

Net change in unrealized appreciation (depreciation) on:
Investment securities	1,104,889

Net change in unrealized appreciation (depreciation)	1,104,889

Net realized and change in unrealized gain (loss)	920,529

Net increase (decrease) in net assets resulting from operations	$1,000,221

(A)	Commenced operations on May 1, 2013.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica ING Mid Cap Opportunities VP

STATEMENT OF CHANGES IN NET ASSETS

For the period ended:

June 30, 2013 (unaudited)(A)
From operations:
Net investment income (loss)	$79,692
Net realized gain (loss) from investment securities	(184,360)
Net change in unrealized appreciation (depreciation) on investment securities	1,104,889
Net increase (decrease) in net assets resulting from operations	1,000,221

Capital share transactions:
Proceeds from shares sold:
Initial Class	129,029,160
Service Class	125,300
129,154,460
Cost of shares redeemed:
Initial Class	(320)
Service Class	(312)
(632)
Net increase (decrease) in net assets resulting from capital shares transactions	129,153,828

Net increase (decrease) in net assets	130,154,049

Net assets:
Beginning of period	—
End of period	$130,154,049
Undistributed (accumulated) net investment income (loss)	$79,692

Share activity:
Shares issued:
Initial Class	12,807,506
Service Class	12,530
12,820,036
Shares redeemed:
Initial Class	(32)
Service Class	(30)
(62)

Net increase (decrease) in shares outstanding:
Initial Class	12,807,474
Service Class	12,500
12,819,974

(A)	Commenced operations on May 1, 2013.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica ING Mid Cap Opportunities VP

FINANCIAL HIGHLIGHTS

For the period ended:

For a share outstanding throughout the period
	Initial Class
	June 30, 2013 (unaudited)(A)
Net asset value
Beginning of period	$10.00
Investment operations
Net investment income (loss)(B)	0.01
Net realized and unrealized gain (loss)	0.14
Total investment operations	0.15
Net asset value
End of period	$10.15
Total return(C)	1.50	%(D)
Net assets end of period (000’s)	$130,027
Ratio and supplemental data
Expenses to average net assets	0.91	%(E)
Net investment income (loss) to average net assets	0.43	%(E)
Portfolio turnover rate	34	%(D)

(A)	Commenced operations on May 1, 2013.
(B)	Calculated based on average number of shares outstanding.
(C)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Annualized.

For a share outstanding throughout the period
	Service Class
	June 30, 2013 (unaudited)(A)
Net asset value
Beginning of period	$10.00
Investment operations
Net investment income (loss)(B)	—	(C)
Net realized and unrealized gain (loss)	0.15
Total investment operations	0.15
Net asset value
End of period	$10.15
Total return (D)	1.50	%(E)
Net assets end of period (000’s)	$127
Ratio and supplemental data
Expenses to average net assets	1.16	%(F)
Net investment income (loss) to average net assets	0.11	%(F)
Portfolio turnover rate	34	%(E)

(A)	Commenced operations on May 1, 2013.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(E)	Not annualized.
(F)	Annualized.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica ING Mid Cap Opportunities VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2013

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica ING Mid Cap Opportunities VP (the “Portfolio”) commenced operations on May 1, 2013. The Portfolio is a series of TST.

The Portfolio currently offers two classes of shares: Initial Class and Service Class.

Transamerica Asset Management, Inc. (“TAM”) provides continuous and regular investment advisory services to the Portfolio. TAM acts as a manager of managers, providing advisory services that include, without limitation, the design and development of each Portfolio and its investment strategy and the ongoing review and evaluation of that investment strategy including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for each Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending and implementing fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolios’ investments; regular review of sub-adviser performance and holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation of portfolio holdings; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolios’ Board of Trustees; oversight of preparation of prospectuses, shareholder reports and other disclosure materials and filings; and oversight of other service providers to the Portfolios, such as the custodian, the transfer agent, the administrator, the distributor, the Portfolios’ independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations for the Portfolios; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment advisory services. Where TAM employs sub-advisers, the sub-advisers carry out and effectuate the investment strategy designed for the Portfolios by TAM and are responsible, subject to TAM’s and the Board of Trustees oversight, for the day-to-day management of the Portfolios and for making decisions to buy, hold or sell a particular security.

Transamerica Fund Services, Inc. (“TFS”) provides supervisory and administrative services to each Portfolio. TFS’s supervisory and administrative services include performing certain administrative services for the Portfolios and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided for the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TFS has outsourced the provision of certain services as described below; to the extent agreed upon by TFS and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of net asset values; shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; recommending and implementing fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and its dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; preparation of agendas and supporting documents for and minutes of meetings of Trustees and committees of Trustees; and preparation of regular communications with the Trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TFS to perform supervisory and administrative services to the Portfolio. State Street performs back office services to support TFS, including furnishing financial and performance information about the Portfolios for inclusion in regulatory filings and Trustee and shareholder reports; preparing drafts of regulatory filings, Trustee materials, tax returns, expenses and budgeting; tax compliance testing; and maintaining books and records. TFS pays all expenses it incurs in connection with providing these services in the Amended and Restated Services Agreement with the exception of the costs of certain services specifically assumed by the Portfolios, as numerated within the Statement of Operations.

This report should be read in conjunction with the Portfolio’s current prospectus, which contains additional information about the Portfolio, including investment objectives and strategies.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica ING Mid Cap Opportunities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 1. (continued)

Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of securities exposes the Portfolio to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrowed.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio (“Navigator”), a money market mutual fund registered under the 1940 Act. The Transamerica Asset Management family of mutual funds is a significant shareholder of the Navigator as of June 30, 2013. No individual portfolio has a significant holding in the Navigator.

By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees.

Such income is reflected separately in the Statement of Operations. Income from loaned securities in the Statement of Operations is net of fees and rebates earned by the lending agent for its services. The value of loaned securities and related collateral outstanding at June 30, 2013 are shown in the Schedule of Investments and the Statement of Assets and Liabilities.

Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

The open repurchase agreements and related collateral at June 30, 2013 are listed in the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend date, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Real estate investment trust (“REITs”): Dividend income related to a REIT is recorded at management’s estimate of the income included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts.

There are certain additional risks involved in investing in REITs. These include, but are not limited to, economical conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class, based upon net assets. Each class bears its own specific expenses in addition to the non-class specific expenses.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica ING Mid Cap Opportunities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 2. (continued)

Level 3—Unobservable inputs, which may include TAM internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The Portfolio’s Board of Trustees has delegated the valuation functions on a day-to-day basis to TAM, subject to board oversight. TAM has formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board of Trustees. These policies and procedures are reviewed at least annually by the Board of Trustees. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair “market” value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair market value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities (common and preferred stocks): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds, and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2 or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the net asset value of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica ING Mid Cap Opportunities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 2. (continued)

The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2013, is disclosed in the Valuation Summary of the Schedule of Investments.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.

TAM, the Portfolio’s investment adviser, is directly owned by Western Reserve Life Assurance Co. of Ohio and AUSA Holding Company (“AUSA”), both of which are indirect, wholly-owned subsidiaries of Aegon NV. AUSA is wholly-owned by Aegon USA, LLC (“Aegon USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Aegon USA is owned by Aegon US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

TFS is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS, and TCI. No interested trustee receives compensation from the Portfolio.

The following schedule reflects the percentage of Portfolio assets owned by affiliated investment companies at June 30, 2013:

	Market Value	% of Net Assets
Transamerica Asset Allocation-Conservative VP	$22,196,499	17.05%
Transamerica Asset Allocation-Growth VP	9,816,248	7.54
Transamerica Asset Allocation-Moderate Growth VP	50,249,371	38.61
Transamerica Asset Allocation-Moderate VP	47,705,000	36.65
Transamerica ING Balanced Allocation VP	14,677	0.01
Transamerica ING Conservative Allocation VP	2,061	0.00	(A)
Transamerica ING Moderate Growth Allocation VP	11,995	0.01
Total	$129,995,851	99.87%

(A)	Percentage rounds to less than 0.01%.

Investment advisory fees: The Portfolio pays management fees to TAM based on average daily net assets (“ANA”) at the following rates and breakpoints:

First $100 million	0.830%
Over $100 million up to $1 billion	0.815%
Over $1 billion	0.800%

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

Expense limit	Maximum Operating Expense Limit Effective Through
1.15%	May 1, 2014

TAM is entitled to reimbursement by the Portfolio of fees waived and/or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit.

During the period ended June 30, 2013, there were no amounts reimbursed/waived or recaptured by TAM. There were no amounts available for recapture by TAM as of June 30, 2013.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica ING Mid Cap Opportunities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 3. (continued)

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2014. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. The Portfolio pays TFS an annual fee of 0.025% of ANA. The Legal fees in the Statement of Operations are for fees paid to external legal counsel.

Transfer agent services: TFS provides transfer agency services under the Administrative Agreement and is compensated for such services under that agreement. For the period ended June 30, 2013 amounts paid to TFS by the Portfolio are included in Transfer Agent in the Statement of Operations and amounts payable to TFS as of June 30, 2013 are included in Transfer agent fees in the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), as elected by the Trustee.

NOTE 4. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2013 were as follows:

Purchases of securities:
Long-term	$141,204,186
U.S. Government	—
Proceeds from maturities and sales of securities:
Long-term	14,483,294
U.S. Government	—

NOTE 5. FEDERAL INCOME TAX MATTERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other in the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

NOTE 6. SUBSEQUENT EVENT

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica ING Mid Cap Opportunities VP

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board” or “Board Members”) held on April 11, 2013, the Board reviewed and considered the approval of proposed mandates to establish: (1) Transamerica ING Conservative Allocation VP, (2) Transamerica ING Balanced Allocation VP, (3) Transamerica ING Moderate Growth Allocation VP, (4) Transamerica ING Intermediate Bond VP, (5) Transamerica ING Limited Maturity Bond VP, (6) Transamerica ING Large Cap Growth VP, and (7) Transamerica ING Mid Cap Opportunities VP as new series (each, a “New Series” and collectively, the “New Series”) of Transamerica Series Trust (the “Trust”). The Board reviewed and considered the proposed investment advisory agreement (the “Investment Advisory Agreement”) between the New Series and Transamerica Asset Management, Inc. (“TAM”), as well as the proposed investment sub-advisory agreement (the “Sub-Advisory Agreement”) for each of Transamerica ING Intermediate Bond VP, Transamerica ING Limited Maturity Bond VP, Transamerica ING Large Cap Growth VP, and Transamerica ING Mid Cap Opportunities VP between TAM and ING Investment Management Co. LLC (“ING”), to determine whether the agreements should be approved for an initial two-year period.

Following their review and consideration, the Board determined that the proposed Investment Advisory Agreement and the proposed Sub-Advisory Agreement will enable shareholders of each New Series to obtain high quality services at a cost that is appropriate, fair, and in the best interests of each New Series’ respective shareholders. The Board, including the independent members of the Board, unanimously approved the proposed Investment Advisory Agreement and Sub-Advisory Agreement.

In reaching their decision, the Board Members requested and obtained from TAM and ING such information as they deemed reasonably necessary to evaluate the proposed agreements. In considering the proposed approval of the Investment Advisory Agreement and Sub-Advisory Agreement, the Board Members evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. The Board Members based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions and each member of the Board may have attributed different weights to the various factors.

The nature, extent and quality of the advisory services to be provided. The Board considered the nature, extent and quality of the services expected to be provided by TAM and ING. The Board considered the proposed investment approach for the New Series; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM and ING; TAM’s management oversight process; and the professional qualifications of the portfolio management team of ING. The Board also considered the services to be provided by TAM for the portion of the management fee it will retain after payment of the sub-advisory fee for the New Series. The Board noted that these services include not only the services TAM provides to all Transamerica funds in the form of oversight of the services provided by the funds’ administrator, custodian and transfer agent and supervision of the performance of recordkeeping, shareholder relations, regulatory reporting and compliance functions of the funds, but also the “manager of managers” services TAM provides to sub-advised funds in the form of selection and oversight of the sub-adviser(s). Based on these and other considerations, the Board Members determined that TAM and ING can provide investment and related services that are appropriate in scope and extent in light of the New Series’ operations, the competitive landscape of the investment company business and investor needs.

The investment performance of the New Series. Each New Series is not yet in existence and therefore had no historical performance for the Board to review. However, the Board Members considered historical performance of certain discretionary accounts managed by TAM and ING with substantially similar investment objectives and strategies as the New Series. The historical performance contained one-, three- and five-year performance periods of the strategy, and was compared to its peers and benchmark. The Board Members noted that the historical performance of the accounts compared favorably to that of the benchmark and peer group for the periods shown. On the basis of this information and the Board Members’ assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and ING, the Board Members concluded that TAM and ING are capable of generating a level of investment performance that is appropriate in light of the New Series’ proposed investment objectives, policies and strategies.

Management fees and total expense ratios. The Board considered the proposed management fees and anticipated total expense ratios of the New Series, including information comparing the management fee and total expense ratio of the New Series to the management fees and total expense ratios of other investment companies in a Lipper peer universe. The Board also considered the fee to be charged by ING for sub-advisory services as well as the portion of the New Series’ management fee to be retained by TAM following payment of the sub-advisory fee. The Board Members noted that the proposed management fee for each of Transamerica ING Conservative Allocation VP, Transamerica ING Balanced Allocation VP and Transamerica ING Moderate Growth Allocation VP was expected to be at or lower than the Lipper category median and the proposed management fee for each of Transamerica ING Intermediate Bond VP, Transamerica ING Limited Maturity Bond VP, Transamerica ING Large Cap Growth VP and Transamerica ING Mid Cap Opportunities VP was expected to be above the Lipper category median on an asset-weighted basis for each series. The Board also noted that TAM proposed to enter into an expense limitation arrangement with each New Series, which may result in TAM waiving fees for the benefit of shareholders. On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and ING under the investment advisory and sub-advisory agreements are reasonable in light of the services to be provided.

The cost of advisory services provided and the level of profitability. The New Series were not yet in existence and therefore no revenue, cost or profitability data was available for the Board to review. However, the Board reviewed projected profitability information regarding TAM’s costs of procuring portfolio management services as well as the costs of providing administration, transfer agency and

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica ING Mid Cap Opportunities VP

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS (continued)

other services to the New Series by TAM and its affiliates. The Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and ING. As a result, the Board considered profitability information for TAM and its affiliates with respect to the New Series. Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the New Series was not anticipated to be excessive.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the New Series grows. In evaluating the extent to which the management fees payable under the new investment advisory and sub-advisory agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board took note of TAM’s and ING’s pricing schedules and the proposed advisory and sub-advisory fee breakpoints, as detailed in the materials provided to the Board, and noted each fee breakpoint with respect to the various asset levels to be achieved by the New Series. The Board noted that Transamerica ING Conservative Allocation VP, Transamerica ING Balanced Allocation VP and Transamerica ING Moderate Growth Allocation VP each have a flat management fee rate. The Board concluded that the proposed fees and breakpoints, if any, may benefit investors by permitting economies of scale in the form of lower management fees as the level of assets grows for the New Series. The Board Members also noted that, in the future, they would have the opportunity to periodically reexamine whether each New Series has achieved economies of scale and the appropriateness of management fees payable to TAM and fees payable by TAM to ING.

Benefits to TAM, its affiliates, or ING from their relationships with the New Series. The Board considered any other benefits derived by TAM, its affiliates, and ING from their relationships with the New Series. The Board Members noted that TAM would not realize soft dollar benefits from its relationships with the New Series, and that ING may engage in soft dollar arrangements consistent with applicable law and “best execution” requirements.

Other considerations. The Board considered the investment objective of the New Series and its investment strategy and noted that TAM believes that the New Series would offer the portfolios on a new ING private label variable annuity platform. The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage each New Series in a professional manner that is consistent with the best interests of each New Series and its respective shareholders. In this regard, the Board Members favorably considered TAM’s procedures and policies to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of ING. The Board Members also noted that TAM has made a significant entrepreneurial commitment to the management and success of the New Series.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica ING Moderate Growth Allocation VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The actual expenses example is based on an investment of $1,000 invested at May 1, 2013 and held for the entire period until June 30, 2013.

The hypothetical expenses example is based on an investment of $1,000 invested at January 1, 2013 and held for the entire period until June 30, 2013.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses(A)
Portfolio Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period(B)	Ending Account Value	Expenses Paid During Period(B)	Annualized Expense Ratio(C)
Transamerica ING Moderate Growth Allocation VP
Service Class	$1,000.00	$1,000.00	$2.32	$1,017.36	$7.22	1.46%

(A)	5% return per year before expenses.

(B)	Portfolio commenced operations on May 1, 2013. Actual expenses are calculated using the portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (58 days), and divided by the number of days in the year (365 days). For comparability purposes, hypothetical expenses assume that the portfolio was in operation for the entire six-month period ended June 30, 2013. Thus, the hypothetical expenses are calculated using the portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (179 days), and divided by the number of days in the year (365 days).

(C)	Expense ratios do not include expenses of the underlying affiliated investment companies in which the portfolio invests.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica ING Moderate Growth Allocation VP

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2013

(the following chart summarizes the Schedule of Investments of the portfolio by asset type)

(unaudited)

Asset Type	% of Net Assets
U.S. Equity	52.2%
Fixed Income	21.7
Global/International Equity	15.6
Tactical and Specialty	2.6
Inflation-Protected Securities	1.9
Repurchase Agreement	1.6
Other Assets and Liabilities - Net	4.4
Total	100.0%

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica ING Moderate Growth Allocation VP

SCHEDULE OF INVESTMENTS

At June 30, 2013

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 94.0%
Fixed Income - 21.7%
Transamerica Core Bond (A)	578	$ 5,969
Transamerica Emerging Markets Debt (A)	1,386	14,674
Transamerica ING Intermediate Bond VP (B) (C)	312	2,985
Transamerica International Bond (A)	313	2,967
Transamerica JPMorgan Core Bond VP (C)	1,380	17,951
Transamerica Money Market (A)	3,020	3,020
Transamerica PIMCO Total Return VP (C)	3,001	35,108
Transamerica Short-Term Bond (A)	1,475	15,028
Global/International Equity - 15.6%
Transamerica Clarion Global Real Estate Securities VP (C)	626	7,528
Transamerica Developing Markets Equity (A)	1,521	16,469
Transamerica Emerging Markets Equity (A)	314	2,934
Transamerica Income & Growth (A)	862	8,912
Transamerica International (A)	312	2,968
Transamerica International Small Cap (A)	697	5,936
Transamerica International Small Cap Value (A)	1,015	10,556
Transamerica International Value Opportunities (A)	327	2,958
Transamerica Value (A)	467	11,918
Inflation-Protected Securities - 1.9%
Transamerica Real Return TIPS (A)	890	8,826
Tactical and Specialty - 2.6%
Transamerica Bond (A)	1,141	11,822
U.S. Equity - 52.2%
Transamerica Dividend Focused (A)	1,213	13,379
Transamerica Growth Opportunities (A)	589	6,015
Transamerica ING Large Cap Growth VP (B) (C)	594	5,937

	Shares	Value
U.S. Equity (continued)
Transamerica ING Mid Cap Opportunities VP (B) (C)	1,182	$ 11,995
Transamerica Jennison Growth VP (C)	1,128	10,437
Transamerica Large Cap Growth (A)	549	5,916
Transamerica Large Cap Value (A)	8,781	115,290
Transamerica MLP & Energy Income (A) (B)	609	6,038
Transamerica Select Equity (A)	1,628	20,932
Transamerica Small Cap Growth (A)	1,127	12,206
Transamerica Small Cap Value (A)	1,271	15,112
Transamerica Systematic Small/Mid Cap Value VP (C)	602	12,013

Total Investment Companies (cost $427,616)		423,799

	Principal	Value
REPURCHASE AGREEMENT - 1.6%
State Street Bank & Trust Co. 0.03% (D), dated 06/28/2013, to be repurchased at $7,060 on 07/01/2013. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 11/25/2038, and with a value of $8,308.	$ 7,060	7,060

Total Repurchase Agreement (cost $7,060)		7,060

Total Investment Securities (cost $434,676) (E)		430,859
Other Assets and Liabilities - Net		19,701

Net Assets		$ 450,560

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	The portfolio invests its assets in the Class I2 shares of the affiliated series of Transamerica Funds.
(B)	Non-income producing security.
(C)	The portfolio invests its assets in the Initial Class shares of the affiliated portfolio of Transamerica Series Trust.
(D)	Rate shown reflects the yield at June 30, 2013.
(E)	Aggregate cost for federal income tax purposes is $434,676. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $1,674 and $5,491, respectively. Net unrealized depreciation for tax purposes is $3,817.

VALUATION SUMMARY: (F)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2013
ASSETS
Investment Securities
Investment Companies	$423,799	$—	$—	$423,799
Repurchase Agreement	—	7,060	—	7,060
Total Investment Securities	$423,799	$7,060	$—	$430,859

(F)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended June 30, 2013. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica ING Moderate Growth Allocation VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2013

(unaudited)

Assets:
Investments in affiliated investment companies, at value (cost: $427,616)	$423,799
Repurchase agreement, at value (cost: $7,060)	7,060
Receivables:
Shares sold	21,707
Due from adviser	1,934
Dividends	3

Total assets	454,503

Liabilities:
Accounts payable and accrued liabilities:
Administration fees	6
Distribution and service fees	60
Transfer agent fees	19
Trustees fees	89
Audit and tax fees	2,876
Other	893

Total liabilities	3,943

Net assets	$450,560

Net assets consist of:
Capital stock ($0.01 par value)	$451
Additional paid-in capital	453,811
Undistributed (accumulated) net investment income (loss)	525
Undistributed (accumulated) net realized gain (loss) from investments in affiliated investment companies	(410)
Net unrealized appreciation (depreciation) on investments in affiliated investment companies	(3,817)

Net assets	$450,560

Shares outstanding	45,051
Net asset value and offering price per share	$10.00

STATEMENT OF OPERATIONS

For the period ended June 30, 2013 (A)

(unaudited)

Investment Income:
Dividend income from affiliated investment companies	$1,029
Interest income	1

Total investment income	1,030

Expenses:
Management and advisory	35
Distribution and service fees	86
Transfer agent	19
Printing and shareholder reports	450
Custody	933
Administration	9
Legal	186
Audit and tax	2,876
Trustees	90
Other	41

Total expenses	4,725

Expenses (waived/reimbursed) recaptured	(4,220)

Net expenses	505

Net investment income (loss)	525

Net realized gain (loss) on transactions from:
Investments in affiliated investment companies	(410)

Total realized gain (loss)	(410)

Net change in unrealized appreciation (depreciation) on:
Investments in affiliated investment companies	(3,817)

Net change in unrealized appreciation (depreciation)	(3,817)

Net realized and change in unrealized gain (loss)	(4,227)

Net increase (decrease) in net assets resulting from operations	$(3,702)

(A)	Commenced operations on May 1, 2013.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica ING Moderate Growth Allocation VP

STATEMENT OF CHANGES IN NET ASSETS

For the period ended:

June 30, 2013 (unaudited) (A)
From operations:
Net investment income (loss)	$525
Net realized gain (loss) from investments in affiliated investment companies	(410)
Net change in unrealized appreciation (depreciation) on investments in affiliated investment companies	(3,817)
Net increase (decrease) in net assets resulting from operations	(3,702)

Capital share transactions:
Proceeds from shares sold	462,647
Cost of shares redeemed	(8,385)
Net increase (decrease) in net assets resulting from capital shares transactions	454,262

Net increase (decrease) in net assets	450,560

Net assets:
Beginning of period	—
End of period	$450,560
Undistributed (accumulated) net investment income (loss)	$525

Share activity:
Shares issued	45,905
Shares redeemed	(854)
Net increase (decrease) in shares outstanding	45,051

(A)	Commenced operations on May 1, 2013.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica ING Moderate Growth Allocation VP

FINANCIAL HIGHLIGHTS

For the period ended:

For a share outstanding throughout the period
	June 30, 2013 (unaudited) (A)
Net asset value
Beginning of period	$10.00
Investment operations
Net investment income (loss)(B)(C)	0.02
Net realized and unrealized gain (loss)	(0.02)
Total investment operations	—
Net asset value
End of period	$10.00
Total return(D)	0.00	%(E)
Net assets end of period (000’s)	$451
Ratio and supplemental data
Expenses to average net assets(F)
After (waiver/reimbursement) recapture	1.46	%(G)
Before (waiver/reimbursement) recapture	13.67	%(G)
Net investment income (loss) to average net assets(C)	1.52	%(G)
Portfolio turnover rate(H)	6	%(E)

(A)	Commenced operations on May 1, 2013.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the portfolio is affected by the timing of the declaration of dividends by the underlying affiliated investment companies in which the portfolio invests.
(D)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(E)	Not annualized.
(F)	Does not include expenses of the underlying affiliated investment companies in which the portfolio invests.
(G)	Annualized.
(H)	Does not include the portfolio activity of the underlying affiliated investment companies in which the portfolio invests.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica ING Moderate Growth Allocation VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2013

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica ING Moderate Growth Allocation VP (the “Portfolio”) commenced operations on May 1, 2013. The Portfolio is a series of TST.

The Portfolio currently offers one class of shares: Service Class.

Transamerica Asset Management, Inc. (“TAM”) provides continuous and regular investment advisory services to the Portfolio. TAM acts as a manager of managers, providing advisory services that include, without limitation, the design and development of each Portfolio and its investment strategy and the ongoing review and evaluation of that investment strategy including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for each Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending and implementing fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolios’ investments; regular review of sub-adviser performance and holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation of portfolio holdings; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolios’ Board of Trustees; oversight of preparation of prospectuses, shareholder reports and other disclosure materials and filings; and oversight of other service providers to the Portfolios, such as the custodian, the transfer agent, the administrator, the distributor, the Portfolios’ independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations for the Portfolios; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment advisory services. Where TAM employs sub-advisers, the sub-advisers carry out and effectuate the investment strategy designed for the Portfolios by TAM and are responsible, subject to TAM’s and the Board of Trustees oversight, for the day-to-day management of the Portfolios and for making decisions to buy, hold or sell a particular security.

Transamerica Fund Services, Inc. (“TFS”) provides supervisory and administrative services to each Portfolio. TFS’s supervisory and administrative services include performing certain administrative services for the Portfolios and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided for the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TFS has outsourced the provision of certain services as described below; to the extent agreed upon by TFS and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of net asset values; shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; recommending and implementing fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and its dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; preparation of agendas and supporting documents for and minutes of meetings of Trustees and committees of Trustees; and preparation of regular communications with the Trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TFS to perform supervisory and administrative services to the Portfolio. State Street performs back office services to support TFS, including furnishing financial and performance information about the Portfolios for inclusion in regulatory filings and Trustee and shareholder reports; preparing drafts of regulatory filings, Trustee materials, tax returns, expenses and budgeting; tax compliance testing; and maintaining books and records. TFS pays all expenses it incurs in connection with providing these services in the Amended and Restated Services Agreement with the exception of the costs of certain services specifically assumed by the Portfolios, as numerated within the Statement of Operations.

This report should be read in conjunction with the Portfolio’s current prospectus, which contains additional information about the Portfolio, including investment objectives and strategies.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica ING Moderate Growth Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 1. (continued)

The open repurchase agreements and related collateral at June 30, 2013 are listed in the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend date, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The Portfolio’s Board of Trustees has delegated the valuation functions on a day-to-day basis to TAM, subject to board oversight. TAM has formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board of Trustees. These policies and procedures are reviewed at least annually by the Board of Trustees. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair market value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica ING Moderate Growth Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 2. (continued)

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Investment companies are valued at the net asset value (“NAV”) of the underlying portfolio. These securities are actively traded and no valuation adjustments are applied. Exchange-Traded Funds are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1 of the fair value hierarchy. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are unobservable will be valued based upon the NAVs of such investments and are categorized in Level 3 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2013, is disclosed in the Valuation Summary of the Schedule of Investments.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.

TAM, the Portfolio’s investment adviser, is directly owned by Western Reserve Life Assurance Co. of Ohio and AUSA Holding Company (“AUSA”), both of which are indirect, wholly-owned subsidiaries of Aegon NV. AUSA is wholly-owned by Aegon USA, LLC (“Aegon USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Aegon USA is owned by Aegon US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

TFS is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS, and TCI. No interested trustee receives compensation from the Portfolio.

At the commencement of operations, TAM invested in the Portfolio. As of June 30, 2013, TAM had investments in the Portfolio as follows:

	Market Value	% of Net Assets
Service Class	$125,000	27.74%

Investment advisory fees: The Portfolio pays management fees to TAM based on average daily net assets (“ANA”) at the following rate:

0.10% of ANA

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

Expense limit	Maximum Operating Expense Limit Effective Through
1.21%	May 1, 2014

TAM is entitled to reimbursement by the Portfolio of fees waived and/or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit.

During the period ended June 30, 2013, there was $4,220 reimbursed/waived by TAM. There were no amounts available for recapture by TAM as of June 30, 2013.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica ING Moderate Growth Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 3. (continued)

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Portfolio’s distributor.

Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares, amounts equal to actual expenses associated with distributing the shares.

The Portfolio is authorized under the Distribution Plan to pay fees up to a limit of 0.25% for Service Class.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. The Portfolio pays TFS an annual fee of 0.025% of ANA. The Legal fees in the Statement of Operations are for fees paid to external legal counsel.

Transfer agent services: TFS provides transfer agency services under the Administrative Agreement and is compensated for such services under that agreement. For the period ended June 30, 2013 amounts paid to TFS by the Portfolio are included in Transfer Agent in the Statement of Operations and amounts payable to TFS as of June 30, 2013 are included in Transfer agent fees in the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), as elected by the Trustee.

NOTE 4. INVESTMENT TRANSACTIONS

The cost of affiliated investments purchased and proceeds from affiliated investments sold (excluding short-term securities) for the period ended June 30, 2013 were as follows:

Purchases of affiliated investments:	$445,000
Proceeds from maturities and sales of affiliated investments:	18,000

There were no transactions of U.S. Government securities during the period ended June 30, 2013.

NOTE 5. FEDERAL INCOME TAX MATTERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other in the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

NOTE 6. SUBSEQUENT EVENT

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica ING Moderate Growth Allocation VP

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board” or “Board Members”) held on April 11, 2013, the Board reviewed and considered the approval of proposed mandates to establish: (1) Transamerica ING Conservative Allocation VP, (2) Transamerica ING Balanced Allocation VP, (3) Transamerica ING Moderate Growth Allocation VP, (4) Transamerica ING Intermediate Bond VP, (5) Transamerica ING Limited Maturity Bond VP, (6) Transamerica ING Large Cap Growth VP, and (7) Transamerica ING Mid Cap Opportunities VP as new series (each, a “New Series” and collectively, the “New Series”) of Transamerica Series Trust (the “Trust”). The Board reviewed and considered the proposed investment advisory agreement (the “Investment Advisory Agreement”) between the New Series and Transamerica Asset Management, Inc. (“TAM”), as well as the proposed investment sub-advisory agreement (the “Sub-Advisory Agreement”) for each of Transamerica ING Intermediate Bond VP, Transamerica ING Limited Maturity Bond VP, Transamerica ING Large Cap Growth VP, and Transamerica ING Mid Cap Opportunities VP between TAM and ING Investment Management Co. LLC (“ING”), to determine whether the agreements should be approved for an initial two-year period.

Following their review and consideration, the Board determined that the proposed Investment Advisory Agreement and the proposed Sub-Advisory Agreement will enable shareholders of each New Series to obtain high quality services at a cost that is appropriate, fair, and in the best interests of each New Series’ respective shareholders. The Board, including the independent members of the Board, unanimously approved the proposed Investment Advisory Agreement and Sub-Advisory Agreement.

In reaching their decision, the Board Members requested and obtained from TAM and ING such information as they deemed reasonably necessary to evaluate the proposed agreements. In considering the proposed approval of the Investment Advisory Agreement and Sub-Advisory Agreement, the Board Members evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. The Board Members based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions and each member of the Board may have attributed different weights to the various factors.

The nature, extent and quality of the advisory services to be provided. The Board considered the nature, extent and quality of the services expected to be provided by TAM and ING. The Board considered the proposed investment approach for the New Series; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM and ING; TAM’s management oversight process; and the professional qualifications of the portfolio management team of ING. The Board also considered the services to be provided by TAM for the portion of the management fee it will retain after payment of the sub-advisory fee for the New Series. The Board noted that these services include not only the services TAM provides to all Transamerica funds in the form of oversight of the services provided by the funds’ administrator, custodian and transfer agent and supervision of the performance of recordkeeping, shareholder relations, regulatory reporting and compliance functions of the funds, but also the “manager of managers” services TAM provides to sub-advised funds in the form of selection and oversight of the sub-adviser(s). Based on these and other considerations, the Board Members determined that TAM and ING can provide investment and related services that are appropriate in scope and extent in light of the New Series’ operations, the competitive landscape of the investment company business and investor needs.

The investment performance of the New Series. Each New Series is not yet in existence and therefore had no historical performance for the Board to review. However, the Board Members considered historical performance of certain discretionary accounts managed by TAM and ING with substantially similar investment objectives and strategies as the New Series. The historical performance contained one-, three- and five-year performance periods of the strategy, and was compared to its peers and benchmark. The Board Members noted that the historical performance of the accounts compared favorably to that of the benchmark and peer group for the periods shown. On the basis of this information and the Board Members’ assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and ING, the Board Members concluded that TAM and ING are capable of generating a level of investment performance that is appropriate in light of the New Series’ proposed investment objectives, policies and strategies.

Management fees and total expense ratios. The Board considered the proposed management fees and anticipated total expense ratios of the New Series, including information comparing the management fee and total expense ratio of the New Series to the management fees and total expense ratios of other investment companies in a Lipper peer universe. The Board also considered the fee to be charged by ING for sub-advisory services as well as the portion of the New Series’ management fee to be retained by TAM following payment of the sub-advisory fee. The Board Members noted that the proposed management fee for each of Transamerica ING Conservative Allocation VP, Transamerica ING Balanced Allocation VP and Transamerica ING Moderate Growth Allocation VP was expected to be at or lower than the Lipper category median and the proposed management fee for each of Transamerica ING Intermediate Bond VP, Transamerica ING Limited Maturity Bond VP, Transamerica ING Large Cap Growth VP and Transamerica ING Mid Cap Opportunities VP was expected to be above the Lipper category median on an asset-weighted basis for each series. The Board also noted that TAM proposed to enter into an expense limitation arrangement with each New Series, which may result in TAM waiving fees for the benefit of shareholders. On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and ING under the investment advisory and sub-advisory agreements are reasonable in light of the services to be provided.

The cost of advisory services provided and the level of profitability. The New Series were not yet in existence and therefore no revenue, cost or profitability data was available for the Board to review. However, the Board reviewed projected profitability information regarding TAM’s costs of procuring portfolio management services as well as the costs of providing administration, transfer agency and

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica ING Moderate Growth Allocation VP

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS (continued)

other services to the New Series by TAM and its affiliates. The Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and ING. As a result, the Board considered profitability information for TAM and its affiliates with respect to the New Series. Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the New Series was not anticipated to be excessive.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the New Series grows. In evaluating the extent to which the management fees payable under the new investment advisory and sub-advisory agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board took note of TAM’s and ING’s pricing schedules and the proposed advisory and sub-advisory fee breakpoints, as detailed in the materials provided to the Board, and noted each fee breakpoint with respect to the various asset levels to be achieved by the New Series. The Board noted that Transamerica ING Conservative Allocation VP, Transamerica ING Balanced Allocation VP and Transamerica ING Moderate Growth Allocation VP each have a flat management fee rate. The Board concluded that the proposed fees and breakpoints, if any, may benefit investors by permitting economies of scale in the form of lower management fees as the level of assets grows for the New Series. The Board Members also noted that, in the future, they would have the opportunity to periodically reexamine whether each New Series has achieved economies of scale and the appropriateness of management fees payable to TAM and fees payable by TAM to ING.

Benefits to TAM, its affiliates, or ING from their relationships with the New Series. The Board considered any other benefits derived by TAM, its affiliates, and ING from their relationships with the New Series. The Board Members noted that TAM would not realize soft dollar benefits from its relationships with the New Series, and that ING may engage in soft dollar arrangements consistent with applicable law and “best execution” requirements.

Other considerations. The Board considered the investment objective of the New Series and its investment strategy and noted that TAM believes that the New Series would offer the portfolios on a new ING private label variable annuity platform. The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage each New Series in a professional manner that is consistent with the best interests of each New Series and its respective shareholders. In this regard, the Board Members favorably considered TAM’s procedures and policies to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of ING. The Board Members also noted that TAM has made a significant entrepreneurial commitment to the management and success of the New Series.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica International Moderate Growth VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2013, and held for the entire period until June 30, 2013.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses(A)
Portfolio Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period(B)	Ending Account Value	Expenses Paid During Period(B)	Annualized Expense Ratio(C)
Transamerica International Moderate Growth VP
Initial Class	$1,000.00	$1,012.20	$0.69	$1,023.83	$0.69	0.14%
Service Class	1,000.00	1,010.00	1.92	1,022.61	1.93	0.39

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (179 days), and divided by the number of days in the year (365 days).

(C)	Expense ratios do not include expenses of the investment companies in which the portfolio invests.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2013

(the following chart summarizes the Schedule of Investments of the portfolio by asset type)

(unaudited)

Asset Type	% of Net Assets
Global/International Equity	69.7%
Fixed Income	20.7
Tactical and Specialty	4.0
Repurchase Agreement	2.8
Inflation-Protected Securities	2.5
Other Assets and Liabilities - Net(A)	0.3
Total	100.0%

(A)	The Other Assets and Liabilities - Net category may include, but is not limited to, Reverse Repurchase Agreements, Forward Foreign Currency Contracts, Futures Contracts, Swap Agreements, Written Options and Swaptions, Securities Sold Short, TBA Short Commitments, and Cash Collateral.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica International Moderate Growth VP

SCHEDULE OF INVESTMENTS

At June 30, 2013

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 96.9%
Fixed Income - 20.7%
Transamerica Aegon U.S. Government Securities VP (A)	2,970,479	$ 38,348,889
Transamerica Core Bond (B)	573,882	5,928,204
Transamerica Emerging Markets Debt (B)	762,116	8,070,805
Transamerica Money Market (B)	21,062	21,062
Transamerica PIMCO Total Return VP (A)	1,305,629	15,275,859
Transamerica Short-Term Bond (B)	4,349,610	44,322,530
Global/International Equity - 69.7%
Transamerica Clarion Global Real Estate Securities VP (A)	1,774,057	21,341,910
Transamerica Developing Markets Equity (B)	512,896	5,554,663
Transamerica Income & Growth (B)	1,908,291	19,731,724
Transamerica International (B)	5,812,407	55,334,119
Transamerica International Equity (B)	4,141,361	66,882,984
Transamerica International Equity Opportunities (B)	8,858,203	67,676,668
Transamerica International Small Cap (B)	6,941,718	59,143,435
Transamerica International Small Cap Value (B) (C)	2,864,856	29,794,503
Transamerica International Value Opportunities (B)	3,619,730	32,722,361
Transamerica TS&W International Equity VP (A)	1,085,196	12,675,092
Transamerica Value (B)	266,748	6,810,088
Inflation-Protected Securities - 2.5%
Transamerica Real Return TIPS (B)	1,370,100	13,591,390
Tactical and Specialty - 4.0%
Transamerica Bond (B)	2,089,893	21,651,291

Total Investment Companies (cost $514,630,113)		524,877,577

Principal	Value
REPURCHASE AGREEMENT - 2.8%

State Street Bank & Trust Co.
0.03% (D), dated 06/28/2013, to be repurchased at $15,080,039 on 07/01/2013. Collateralized by a U.S. Government Agency Obligation, 2.50%, due 04/01/2028, and with a value of $15,382,950.

$ 15,080,001	$ 15,080,001

Total Repurchase Agreement (cost $15,080,001)	15,080,001

Total Investment Securities (cost $529,710,114) (E)	539,957,578
Other Assets and Liabilities - Net	1,839,706

Net Assets	$ 541,797,284

FUTURES CONTRACTS: (F)
Description	Type	Contracts	Expiration Date	Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note	Short	(78)	09/19/2013	$138,331
MSCI EAFE Mini Index	Short	(358)	09/20/2013	(184,907)
MSCI Emerging Markets Mini Index Fund	Short	(115)	09/20/2013	(452,925)
Ultra Long U.S. Treasury Bond	Short	(96)	09/19/2013	(257,913)

				$(757,414)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	The portfolio invests its assets in the Initial Class shares of the affiliated portfolio of Transamerica Series Trust.
(B)	The portfolio invests its assets in the Class I2 shares of the affiliated series of Transamerica Funds.
(C)	Non-income producing security.
(D)	Rate shown reflects the yield at June 30, 2013.
(E)	Aggregate cost for federal income tax purposes is $529,710,114. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $17,353,413 and $7,105,949, respectively. Net unrealized appreciation for tax purposes is $10,247,464.
(F)	Cash in the amount of $2,327,200 has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica International Moderate Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

VALUATION SUMMARY: (G)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2013
ASSETS
Investment Securities
Investment Companies	$524,877,577	$—	$—	$524,877,577
Repurchase Agreement	—	15,080,001	—	15,080,001
Total Investment Securities	$524,877,577	$15,080,001	$—	$539,957,578

Derivative Financial Instruments
Futures Contracts (H)	$138,331	$—	$—	$138,331
Total Derivative Financial Instruments	$138,331	$—	$—	$138,331

Other Assets (I)
Cash on deposit with broker	$2,327,200	$—	$—	$2,327,200
Total Other Assets	$2,327,200	$—	$—	$2,327,200

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2013
LIABILITIES
Derivative Financial Instruments
Futures Contracts (H)	$(895,745)	$—	$—	$(895,745)
Total Derivative Financial Instruments	$(895,745)	$—	$—	$(895,745)

(G)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended June 30, 2013. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
(H)	Derivative financial instruments valued at unrealized appreciation (depreciation) on the instrument.
(I)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica International Moderate Growth VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2013

(unaudited)

Assets:
Investments in affiliated investment companies, at value (cost: $514,630,113)	$524,877,577
Repurchase agreement, at value (cost: $15,080,001)	15,080,001
Cash on deposit with broker	2,327,200
Receivables:
Shares sold	331,080
Interest	13
Dividends	10,370
Prepaid expenses	2,821

Total assets	542,629,062

Liabilities:
Accounts payable and accrued liabilities:
Shares redeemed	538,345
Administration fees	7,393
Variation margin	107,681
Management and advisory fees	42,243
Distribution and service fees	101,998
Transfer agent fees	74
Trustees fees	204
Other	33,840

Total liabilities	831,778

Net assets	$541,797,284

Net assets consist of:
Capital stock ($0.01 par value)	$596,905
Additional paid-in capital	572,189,709
Undistributed (accumulated) net investment income (loss)	11,717,729
Undistributed (accumulated) net realized gain (loss) from investments in affiliated investment companies and futures contracts	(52,197,109)
Net unrealized appreciation (depreciation) on:
Investments in affiliated investment companies	10,247,464
Futures contracts	(757,414)

Net assets	$541,797,284

Net assets by class:
Initial Class	$18,520,821
Service Class	523,276,463
Shares outstanding:
Initial Class	2,022,927
Service Class	57,667,546
Net asset value and offering price per share:
Initial Class	$9.16
Service Class	9.07

STATEMENT OF OPERATIONS

For the period ended June 30, 2013

(unaudited)

Investment Income:
Dividend income from affiliated investment companies	$2,035,774
Interest income	988

Total investment income	2,036,762

Expenses:
Management and advisory	264,653
Distribution and service:
Service Class	638,196
Transfer agent	2,015
Printing and shareholder reports	22,276
Custody	8,539
Administration	46,314
Legal	12,069
Audit and tax	6,130
Trustees	9,744
Other	7,004

Total expenses	1,016,940

Net investment income (loss)	1,019,822

Net realized gain (loss) from:
Investments in affiliated investment companies	783,486
Futures contracts	(1,017,269)

Total realized gain (loss)	(233,783)

Net change in unrealized appreciation (depreciation) on:
Investments in affiliated investment companies	4,408,087
Futures contracts	(757,414)

Net change in unrealized appreciation (depreciation)	3,650,673

Net realized and change in unrealized gain (loss)	3,416,890

Net increase (decrease) in net assets resulting from operations	$4,436,712

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica International Moderate Growth VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

(unaudited)

	June 30, 2013 (unaudited)	December 31, 2012
From operations:
Net investment income (loss)	$1,019,822	$10,696,933
Net realized gain (loss) from investments in affiliated investment companies, distributions from investments in affiliated investment companies and futures contracts	(233,783)	(4,125,486)
Net change in unrealized appreciation (depreciation) on investments in affiliated investment companies and futures contracts	3,650,673	50,486,127
Net increase (decrease) in net assets resulting from operations	4,436,712	57,057,574

Distributions to shareholders:
From net investment income:
Initial Class	—	(564,274)
Service Class	—	(12,936,305)
Total distributions to shareholders	—	(13,500,579)

Capital share transactions:
Proceeds from shares sold:
Initial Class	1,093,237	1,716,802
Service Class	48,656,542	38,412,978
	49,749,779	40,129,780
Dividends and distributions reinvested:
Initial Class	—	564,274
Service Class	—	12,936,305
	—	13,500,579
Cost of shares redeemed:
Initial Class	(1,415,270)	(5,032,577)
Service Class	(18,171,720)	(49,589,635)
	(19,586,990)	(54,622,212)

Net increase (decrease) in net assets resulting from capital shares transactions	30,162,789	(991,853)

Net increase (decrease) in net assets	34,599,501	42,565,142

Net assets:
Beginning of period/year	507,197,783	464,632,641
End of period/year	$541,797,284	$507,197,783
Undistributed (accumulated) net investment income (loss)	$11,717,729	$10,697,907

Share activity:
Shares issued:
Initial Class	117,178	196,857
Service Class	5,245,913	4,420,568
	5,363,091	4,617,425
Shares issued-reinvested from dividends and distributions:
Initial Class	—	65,690
Service Class	—	1,516,566
	—	1,582,256
Shares redeemed:
Initial Class	(151,090)	(584,613)
Service Class	(1,968,549)	(5,731,040)
	(2,119,639)	(6,315,653)

Net increase (decrease) in shares outstanding:
Initial Class	(33,912)	(322,066)
Service Class	3,277,364	206,094
	3,243,452	(115,972)

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica International Moderate Growth VP

FINANCIAL HIGHLIGHTS

For the period or years ended:

For a share outstanding throughout each period/year	Initial Class
	June 30, 2013 (unaudited)		December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
Net asset value
Beginning of period/year	$9.05		$8.27	$9.13	$8.50	$6.72	$11.12
Investment operations
Net investment income (loss)(A)(B)	0.03		0.20	0.25	0.20	0.25	0.26
Net realized and unrealized gain (loss)	0.08		0.84	(0.92)	0.66	1.73	(4.14)
Total investment operations	0.11		1.04	(0.67)	0.86	1.98	(3.88)
Distributions
From net investment income	—		(0.26)	(0.19)	(0.23)	(0.20)	(0.21)
From net realized gains	—		—	—	—	—	(0.31)
Total distributions	—		(0.26)	(0.19)	(0.23)	(0.20)	(0.52)
Net asset value
End of period/year	$9.16		$9.05	$8.27	$9.13	$8.50	$6.72
Total return(C)	1.22	%(D)	12.81%	(7.37)%	10.50%	29.69%	(36.12)%
Net assets end of period/year (000’s)	$18,521		$18,619	$19,685	$21,033	$19,430	$15,195
Ratio and supplemental data
Expenses to average net assets(E)	0.14	%(F)	0.15%	0.14%	0.14%	0.14%	0.15%
Net investment income (loss) to average net assets(B)	0.62	%(F)	2.37%	2.94%	2.34%	3.43%	2.76%
Portfolio turnover rate(G)	10	%(D)	47%	57%	20%	31%	19%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the portfolio invests.
(C)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Does not include expenses of the investment companies in which the portfolio invests.
(F)	Annualized.
(G)	Does not include the portfolio activity of the underlying affiliated portfolios.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

For a share outstanding throughout each period/year	Service Class
	June 30, 2013 (unaudited)		December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
Net asset value
Beginning of period/year	$8.98		$8.21	$9.06	$8.44	$6.68	$11.08
Investment operations
Net investment income (loss)(A)(B)	0.02		0.19	0.24	0.18	0.25	0.28
Net realized and unrealized gain (loss)	0.07		0.82	(0.92)	0.66	1.70	(4.17)
Total investment operations	0.09		1.01	(0.68)	0.84	1.95	(3.89)
Distributions
From net investment income	—		(0.24)	(0.17)	(0.22)	(0.19)	(0.20)
From net realized gains	—		—	—	—	—	(0.31)
Total distributions	—		(0.24)	(0.17)	(0.22)	(0.19)	(0.51)
Net asset value
End of period/year	$9.07		$8.98	$8.21	$9.06	$8.44	$6.68
Total return(C)	1.00	%(D)	12.48%	(7.53)%	10.24%	29.33%	(36.32)%
Net assets end of period/year (000’s)	$523,276		$488,579	$444,948	$488,673	$422,402	$255,872
Ratio and supplemental data
Expenses to average net assets(E)	0.39	%(F)	0.40%	0.39%	0.39%	0.39%	0.40%
Net investment income (loss) to average net assets(B)	0.38	%(F)	2.19%	2.64%	2.13%	3.40%	3.08%
Portfolio turnover rate(G)	10	%(D)	47%	57%	20%	31%	19%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the portfolio invests.
(C)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Does not include expenses of the investment companies in which the portfolio invests.
(F)	Annualized.
(G)	Does not include the portfolio activity of the underlying affiliated portfolios.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica International Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2013

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica International Moderate Growth VP (the “Portfolio”) is a series of TST.

The Portfolio currently offers two classes of shares: Initial Class and Service Class.

Transamerica Asset Management, Inc. (“TAM”) provides continuous and regular investment advisory services to the Portfolio. TAM acts as a manager of managers, providing advisory services that include, without limitation, the design and development of each Portfolio and its investment strategy and the ongoing review and evaluation of that investment strategy including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for each Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending and implementing fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolios’ investments; regular review of sub-adviser performance and holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation of portfolio holdings; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolios’ Board of Trustees; oversight of preparation of prospectuses, shareholder reports and other disclosure materials and filings; and oversight of other service providers to the Portfolios, such as the custodian, the transfer agent, the administrator, the distributor, the Portfolios’ independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations for the Portfolios; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment advisory services. Where TAM employs sub-advisers, the sub-advisers carry out and effectuate the investment strategy designed for the Portfolios by TAM and are responsible, subject to TAM’s and the Board of Trustees oversight, for the day-to-day management of the Portfolios and for making decisions to buy, hold or sell a particular security.

Transamerica Fund Services, Inc. (“TFS”) provides supervisory and administrative services to each Portfolio. TFS’s supervisory and administrative services include performing certain administrative services for the Portfolios and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided for the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TFS has outsourced the provision of certain services as described below; to the extent agreed upon by TFS and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of net asset values; shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; recommending and implementing fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and its dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; preparation of agendas and supporting documents for and minutes of meetings of Trustees and committees of Trustees; and preparation of regular communications with the Trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TFS to perform supervisory and administrative services to the Portfolio. State Street performs back office services to support TFS, including furnishing financial and performance information about the Portfolios for inclusion in regulatory filings and Trustee and shareholder reports; preparing drafts of regulatory filings, Trustee materials, tax returns, expenses and budgeting; tax compliance testing; and maintaining books and records. TFS pays all expenses it incurs in connection with providing these services in the Amended and Restated Services Agreement with the exception of the costs of certain services specifically assumed by the Portfolios, as numerated within the Statement of Operations.

This report should be read in conjunction with the Portfolio’s current prospectus, which contains additional information about the Portfolio, including investment objectives and strategies.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica International Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 1. (continued)

Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

The open repurchase agreements and related collateral at June 30, 2013 are listed in the Schedule of Investments.

Futures contracts: The Portfolio is subject to equity and commodity price risks, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The open futures contracts at June 30, 2013 are listed in the Schedule of Investments. The variation margin receivable or payable, as applicable, is included in the Statement of Assets and Liabilities.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend date, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class, based upon net assets. Each class bears its own specific expenses in addition to the non-class specific expenses.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The Portfolio’s Board of Trustees has delegated the valuation functions on a day-to-day basis to TAM, subject to board oversight. TAM has formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board of Trustees. These policies and procedures are reviewed at least annually by the Board of Trustees. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica International Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 2. (continued)

procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolios use fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair market value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Investment companies are valued at the net asset value (“NAV”) of the underlying portfolio. These securities are actively traded and no valuation adjustments are applied. Exchange-Traded Funds are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1 of the fair value hierarchy. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are unobservable will be valued based upon the NAVs of such investments and are categorized in Level 3 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2013, is disclosed in the Valuation Summary of the Schedule of Investments.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.

TAM, the Portfolio’s investment adviser, is directly owned by Western Reserve Life Assurance Co. of Ohio and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. AUSA is wholly owned by Aegon USA, LLC (“Aegon USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Aegon USA is owned by Aegon US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

TFS is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica International Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 3. (continued)

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS, and TCI. No interested trustee receives compensation from the Portfolio.

Investment advisory fees: The Portfolio pays management fees to TAM based on average daily net assets (“ANA”) at the following rate:

0.10% of ANA

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

Expense limit	Maximum Operating Expense Limit Effective Through
0.25%	May 1, 2014

TAM is entitled to reimbursement by the Portfolio of fees waived and/or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit.

During the period ended June 30, 2013, there were no amounts reimbursed/waived or recaptured by TAM. There were no amounts available for recapture by TAM as of June 30, 2013.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2014. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. The Portfolio pays TFS an annual fee of 0.0175% of ANA. The Legal fees in the Statement of Operations are for fees paid to external legal counsel.

Transfer agent services: TFS provides transfer agency services under the Administrative Agreement and is compensated for such services under that agreement. For the period ended June 30, 2013 amounts paid to TFS by the Portfolio are included in Transfer Agent in the Statement of Operations and amounts payable to TFS as of June 30, 2013 are included in Transfer agent fees in the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), as elected by the Trustee.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica International Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 4. INVESTMENT TRANSACTIONS

The cost of affiliated investments purchased and proceeds from affiliated investments sold (excluding short-term securities) for the period ended June 30, 2013 were as follows:

Purchases of affiliated investments	$62,545,790

Proceeds from maturities and sales of affiliated investments	52,292,856

There were no transactions of U.S. Government securities during the period ended June 30, 2013.

NOTE 5. DERIVATIVE FINANCIAL INSTRUMENTS

The Portfolio is subject to various risks in the normal course of pursuing its investment objective. The volume of future contracts held throughout the period averaged three contracts, with an overall increase from zero contracts at the beginning of the period to four contracts at the end of the period. The tables below highlight the types of risks associated with the Portfolio and how the aforementioned derivative instruments are used to mitigate such risks:

Fair Values of Derivative Instruments in the Statement of Assets and Liabilities as of June 30, 2013:

Derivatives not accounted for as hedging instruments

Location	Interest rate contracts	Equity contracts	Total
Asset Derivatives
Unrealized appreciation on futures contracts (A)	$138,331	—	$138,331
Liability Derivatives
Unrealized depreciation on futures contracts (A)	$(257,913)	$(637,832)	$(895,745)
(A)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Effect of Derivative Instruments in the Statement of Operations for the period ended June 30, 2013:

Derivatives not accounted for as hedging instruments

Location	Interest rate contracts	Equity contracts	Total
Net Realized Gain (Loss) on derivatives recognized in income
Net realized gain (loss) on futures contracts	$—	$(1,017,269)	$(1,017,269)
Net Change in Unrealized Appreciation (Depreciation) on derivatives recognized in income
Net change in unrealized appreciation (depreciation) on futures contracts	(119,582)	(637,832)	(757,414)
Total	$(119,582)	$(1,655,101)	$(1,774,683)

NOTE 6. FEDERAL INCOME TAX MATTERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Portfolio’s tax provisions taken or expected to be taken for all open tax years 2009 - 2012, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other in the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

NOTE 7. SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica International Moderate Growth VP

INVESTMENT ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board”) held on June 12-13, 2013, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica International Moderate Growth VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”).

Following their review and consideration, the Trustees determined that the terms of the Investment Advisory Agreement are reasonable and that the renewal of the Investment Advisory Agreement is in the best interests of the Portfolio and its shareholders. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Investment Advisory Agreement through June 30, 2014. In reaching their decision, the Trustees requested and received from TAM such information as they deemed reasonably necessary to evaluate the Investment Advisory Agreement. The Trustees also considered information they had previously received from TAM as part of their regular oversight of the Portfolio, as well as comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Investment Advisory Agreement, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and/or their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; and the professional qualifications of TAM’s portfolio management team.

Based on these considerations, the Board determined that TAM can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2012.

The Board noted that the performance of the Initial Class of the Portfolio was below the median for its peer universe for the past 1-, 3- and 5-year periods. The Board also noted that the performance of the Initial Class of the Portfolio was above its primary benchmark for the past 3- and 5-year periods and below its primary benchmark for the past 1-year period. The Board noted that the Portfolio’s assets had previously been managed by a sub-adviser and that the Portfolio’s performance for longer periods reflected the sub-adviser’s portfolio management.

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided by TAM, the Board concluded that TAM is capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and that is competitive with other investment companies.

Management Fee and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of other investment companies in both a peer group and broader peer universe compiled by Lipper.

The Board noted that the Portfolio’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Initial Class of the Portfolio were in line with the median for its peer group and above the median for its peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management fee to be received by TAM under the Investment Advisory Agreement is reasonable in light of the services provided.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica International Moderate Growth VP

INVESTMENT ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any further economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from these economies of scale. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and whether the Portfolio has achieved economies of scale in the future.

Benefits to TAM or its Affiliates from their Relationships with the Portfolio

The Board considered any other benefits derived by TAM and its affiliates from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement is in the best interests of the Portfolio and its shareholders and voted to approve the renewal of the Investment Advisory Agreement.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Janus Balanced VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2013, and held for the entire period until June 30, 2013.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses(A)
Portfolio Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period(B)	Ending Account Value	Expenses Paid During Period(B)	Annualized Expense Ratio
Transamerica Janus Balanced VP
Initial Class	$1,000.00	$1,078.50	$4.33	$1,020.35	$4.21	0.85%
Service Class	1,000.00	1,077.20	5.60	1,019.13	5.45	1.10

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (179 days), and divided by the number of days in the year (365 days).

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2013

(the following chart summarizes the Schedule of Investments of the portfolio by asset type)

(unaudited)

Asset Type	% of Net Assets
Common Stocks	55.0%
Securities Lending Collateral	21.0
Corporate Debt Securities	19.8
U.S. Government Obligations	12.0
U.S. Government Agency Obligations	9.2
Repurchase Agreement	4.0
Mortgage-Backed Securities	1.1
Preferred Stocks	0.4
Asset-Backed Securities	0.2
Other Assets and Liabilities - Net(A)	(22.7)
Total	100.0%

(A)	The Other Assets and Liabilities - Net category may include, but is not limited to, Reverse Repurchase Agreements, Forward Foreign Currency Contracts, Futures Contracts, Swap Agreements, Written Options and Swaptions, Securities Sold Short, TBA Short Commitments, and Cash Collateral.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS

At June 30, 2013

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 12.0%
U.S. Treasury Bond
2.88%, 05/15/2043	$ 481,000	$ 425,685
U.S. Treasury Note
0.13%, 12/31/2014 - 04/30/2015	4,138,000	4,122,580
0.25%, 08/31/2014 - 07/15/2015	4,153,000	4,151,295
0.25%, 05/31/2015 (A)	3,266,000	3,260,258
0.38%, 03/15/2015 - 02/15/2016	1,406,000	1,407,283
0.75%, 06/30/2017 - 12/31/2017	1,056,000	1,040,817
0.75%, 03/31/2018 (A)	200,000	194,672
0.88%, 01/31/2017 - 01/31/2018	473,000	471,585
1.00%, 09/30/2019	170,000	162,562
1.75%, 05/15/2023 (A)	1,731,000	1,621,189

Total U.S. Government Obligations (cost $16,963,465)		16,857,926

U.S. GOVERNMENT AGENCY OBLIGATIONS - 9.2%
Fannie Mae
4.50%, 04/01/2041 - 02/01/2043	1,676,393	1,821,790
5.00%, 09/01/2029 - 02/01/2042	3,088,108	3,402,695
5.50%, 07/01/2025 - 10/01/2038	515,370	565,377
6.00%, 10/01/2035 - 07/01/2040	1,434,422	1,572,439
7.00%, 02/01/2039	59,498	69,198
Freddie Mac
5.00%, 06/01/2020 - 09/01/2041	288,165	313,955
5.50%, 12/01/2028 - 10/01/2036	121,577	133,551
6.00%, 04/01/2040	302,497	338,730
FREMF Mortgage Trust
Series 2010-KSCT, Class B
2.00%, 01/25/2020 - 144A (B)	161,070	132,933
Series 2012-KF01, Class B
2.79%, 10/25/2044 - 144A (C)	42,000	42,222
Ginnie Mae
3.50%, 05/20/2042	25,993	26,853
4.50%, 07/15/2041 - 10/20/2041	253,945	271,759
5.00%, 04/15/2039 - 10/20/2041	1,352,696	1,496,941
5.10%, 01/15/2032	110,619	119,568
5.50%, 09/15/2035 - 07/20/2042	579,080	644,683
6.00%, 11/20/2034 - 02/20/2043	1,856,041	2,081,925

Total U.S. Government Agency Obligations (cost $13,215,278)		13,034,619

MORTGAGE-BACKED SECURITIES - 1.1%
American Tower Trust I
1.55%, 03/15/2018 - 144A	141,000	138,557
3.07%, 03/15/2023 - 144A	289,000	276,034
COMM Mortgage Trust
Series 2007-C9, Class AJ 5.65%, 12/10/2049 (C)	31,000	31,693
Greenwich Capital Commercial Funding Corp.
Series 2007-GG11, Class AM 5.87%, 12/10/2049 (C)	469,000	502,422
GS Mortgage Securities Corp. II
Series 2012-ALOH, Class A
3.55%, 04/10/2034 - 144A	127,000	125,044
Series 2013-KING, Class E
3.55%, 12/10/2027 - 144A (C)	200,000	171,009
Series 2013-KYO, Class D
2.79%, 11/08/2029 - 144A (C)	100,000	99,798

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Wachovia Bank Commercial Mortgage Trust
Series 2007-C30, Class AM
5.38%, 12/15/2043	$ 152,000	$ 160,236
Series 2007-C31, Class AM
5.59%, 04/15/2047 (C)	91,000	96,444

Total Mortgage-Backed Securities (cost $1,664,022)		1,601,237

ASSET-BACKED SECURITIES - 0.2%
AmeriCredit Automobile Receivables Trust
Series 2012-2, Class D
3.38%, 04/09/2018	92,000	93,927
Series 2012-4, Class D
2.68%, 10/09/2018	120,000	119,136
Santander Drive Auto Receivables Trust
Series 2012-3, Class D
3.64%, 05/15/2018	21,000	21,453
Series 2012-5, Class D
3.30%, 09/17/2018	34,000	34,291
Series 2012-6, Class D
2.52%, 09/17/2018	34,000	33,572

Total Asset-Backed Securities (cost $302,391)		302,379

CORPORATE DEBT SECURITIES - 19.8%
Aerospace & Defense - 0.2%
Exelis, Inc.
4.25%, 10/01/2016	151,000	159,209
Precision Castparts Corp.
1.25%, 01/15/2018	164,000	159,442
TransDigm, Inc.
7.75%, 12/15/2018	23,000	24,207
Airlines - 0.1%
Southwest Airlines Co. 5.13%, 03/01/2017	125,000	134,758
Automobiles - 0.1%
Jaguar Land Rover Automotive PLC 5.63%, 02/01/2023 - 144A	150,000	145,500
Beverages - 0.0% (D)
Constellation Brands, Inc. 3.75%, 05/01/2021	23,000	21,534
Capital Markets - 2.0%
Ameriprise Financial, Inc. 7.52%, 06/01/2066 (C)	255,000	278,588
Charles Schwab Corp. 7.00%, 02/01/2022 (C) (E)	285,000	317,775
Goldman Sachs Group, Inc.
2.38%, 01/22/2018	496,000	486,989
5.63%, 01/15/2017	50,000	54,189
Morgan Stanley
2.13%, 04/25/2018	176,000	168,438
3.45%, 11/02/2015	145,000	149,620
4.75%, 03/22/2017	209,000	221,677
Raymond James Financial, Inc.
4.25%, 04/15/2016	152,000	160,638
5.63%, 04/01/2024	651,000	685,655
TD Ameritrade Holding Corp.
4.15%, 12/01/2014	125,000	130,878
5.60%, 12/01/2019	75,000	87,183

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

	Principal	Value
Chemicals - 0.8%
Ashland, Inc.
3.88%, 04/15/2018 - 144A	$ 77,000	$ 76,230
4.75%, 08/15/2022 - 144A	293,000	290,070
6.88%, 05/15/2043 - 144A	110,000	112,200
Ecolab, Inc. 3.00%, 12/08/2016	119,000	124,156
LyondellBasell Industries NV 5.00%, 04/15/2019	400,000	435,239
Sherwin-Williams Co. 3.13%, 12/15/2014	125,000	129,214
Commercial Banks - 1.3%
CIT Group, Inc.
4.25%, 08/15/2017	238,000	239,190
4.75%, 02/15/2015 - 144A	49,000	49,796
5.50%, 02/15/2019 - 144A	253,000	261,222
6.63%, 04/01/2018 - 144A	44,000	47,520
HSBC Bank USA NA 4.88%, 08/24/2020	250,000	267,819
Intesa Sanpaolo SpA 3.88%, 01/16/2018	200,000	192,042
Royal Bank of Scotland Group PLC
2.55%, 09/18/2015	26,000	26,436
6.10%, 06/10/2023 (A)	111,000	105,307
SVB Financial Group 5.38%, 09/15/2020 (A)	125,000	136,813
Wells Fargo & Co. 7.98%, 03/15/2018 (C) (E)	46,000	51,980
Zions Bancorporation
4.50%, 03/27/2017	146,000	154,402
5.80%, 06/15/2023 (C) (E)	243,000	228,420
Commercial Services & Supplies - 0.7%
ADT Corp. 4.13%, 06/15/2023 (A)	562,000	529,354
Cintas Corp No. 2 2.85%, 06/01/2016	130,000	135,721
GE Capital Trust I 6.38%, 11/15/2067 (C)	38,000	39,377
Ingersoll-Rand Global Holding Co., Ltd. 4.25%, 06/15/2023 - 144A	236,000	234,518
Construction & Engineering - 0.3%
Toll Brothers Finance Corp.
4.38%, 04/15/2023	26,000	24,180
5.88%, 02/15/2022	24,000	25,080
URS Corp.
4.35%, 04/01/2017 - 144A	176,000	179,298
5.50%, 04/01/2022 - 144A (A)	173,000	178,518
Construction Materials - 0.1%
Hanson, Ltd. 6.13%, 08/15/2016	135,000	146,137
Consumer Finance - 0.2%
American Express Co. 6.80%, 09/01/2066 (C)	158,000	168,665
American Express Credit Corp., Series GMTN 1.75%, 06/12/2015	51,000	51,692
Diversified Financial Services - 3.3%
Bank of America Corp.
1.50%, 10/09/2015	88,000	87,800
2.00%, 01/11/2018	105,000	101,704

	Principal	Value
Diversified Financial Services (continued)
Bank of America Corp. (continued)
3.75%, 07/12/2016	$ 235,000	$ 246,347
4.50%, 04/01/2015	20,000	20,979
8.00%, 01/30/2018 (C) (E)	142,000	158,152
8.13%, 05/15/2018 (A) (E)	24,000	27,000
Bank of America Corp., Series GMTN 3.63%, 03/17/2016	105,000	109,684
Carlyle Holdings Finance LLC 3.88%, 02/01/2023 - 144A	78,000	75,488
Citigroup, Inc.
5.00%, 09/15/2014	540,000	561,183
5.35%, 05/15/2023 (C) (E)	110,000	103,125
Ford Motor Credit Co., LLC
3.00%, 06/12/2017	200,000	200,422
3.88%, 01/15/2015	410,000	422,605
5.00%, 05/15/2018	200,000	213,285
5.88%, 08/02/2021	228,000	248,577
6.63%, 08/15/2017	100,000	113,179
General Electric Capital Corp.
6.25%, 12/15/2022 (C) (E)	100,000	106,250
7.13%, 06/15/2022 (C) (E)	300,000	339,000
General Electric Capital Corp., Series GMTN 6.38%, 11/15/2067 (C)	210,000	218,400
General Motors Financial Co., Inc.
3.25%, 05/15/2018 - 144A	69,000	67,102
4.25%, 05/15/2023 - 144A	96,000	89,400
ING US, Inc.
2.90%, 02/15/2018 - 144A	72,000	72,362
5.65%, 05/15/2053 - 144A (C)	100,000	94,000
Lazard Group LLC
6.85%, 06/15/2017	8,000	8,948
7.13%, 05/15/2015	125,000	135,732
LeasePlan Corp. NV 2.50%, 05/16/2018 - 144A	330,000	318,025
Neuberger Berman Group LLC / Neuberger Berman Finance Corp.
5.63%, 03/15/2020 - 144A	231,000	239,085
5.88%, 03/15/2022 - 144A	189,000	192,780
Northern Rock Asset Management PLC 5.63%, 06/22/2017 - 144A	125,000	141,540
Diversified Telecommunication Services - 0.1%
SBA Tower Trust 2.93%, 12/15/2017 - 144A	55,000	55,504
Sprint Capital Corp. 6.90%, 05/01/2019	66,000	68,640
Electric Utilities - 0.3%
Great Plains Energy, Inc. 4.85%, 06/01/2021	72,000	76,473
PPL Energy Supply LLC 4.60%, 12/15/2021	186,000	189,278
PPL WEM Holdings PLC
3.90%, 05/01/2016 - 144A	148,000	154,674
5.38%, 05/01/2021 - 144A	39,000	42,769
Electronic Equipment & Instruments - 0.3%
Amphenol Corp.
4.00%, 02/01/2022	158,000	157,675
4.75%, 11/15/2014	180,000	188,628

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

	Principal	Value
Energy Equipment & Services - 0.9%
DCP Midstream Operating, LP 4.95%, 04/01/2022	$ 257,000	$ 263,431
El Paso Pipeline Partners Operating Co. LLC 5.00%, 10/01/2021	75,000	80,468
Kinder Morgan Finance Co. LLC 5.70%, 01/05/2016	425,000	455,216
Nabors Industries, Inc. 5.00%, 09/15/2020	315,000	321,114
Plains All American Pipeline, LP / PAA Finance Corp. 3.95%, 09/15/2015	140,000	148,483
Food & Staples Retailing - 0.1%
Safeway, Inc.
3.95%, 08/15/2020 (A)	36,000	35,302
4.75%, 12/01/2021 (A)	166,000	169,126
Food Products - 0.8%
Hawk Acquisition Sub, Inc. 4.25%, 10/15/2020 - 144A	43,000	41,119
Kraft Foods Group, Inc. 2.25%, 06/05/2017	334,000	336,344
Tyson Foods, Inc.
4.50%, 06/15/2022	209,000	213,561
6.60%, 04/01/2016	470,000	530,882
Health Care Providers & Services - 0.6%
Express Scripts Holding Co.
2.10%, 02/12/2015	79,000	80,342
2.65%, 02/15/2017	578,000	588,550
3.13%, 05/15/2016	141,000	146,620
Fresenius Medical Care U.S. Finance II, Inc. 5.88%, 01/31/2022 - 144A	60,000	63,150
Hotels, Restaurants & Leisure - 0.4%
Brinker International, Inc. 3.88%, 05/15/2023	410,000	384,502
MGM Resorts International 7.50%, 06/01/2016	135,000	147,150
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 4.25%, 05/30/2023 - 144A	84,000	77,700
Household Durables - 0.1%
DR Horton, Inc.
4.38%, 09/15/2022	16,000	15,200
4.75%, 05/15/2017	35,000	36,138
MDC Holdings, Inc., Series MTN 5.38%, 12/15/2014	85,000	88,971
Insurance - 0.9%
American International Group, Inc.
4.25%, 09/15/2014	135,000	140,001
6.25%, 03/15/2037	100,000	102,125
8.18%, 05/15/2058 (C)	376,000	458,720
American International Group, Inc., Series GMTN 5.45%, 05/18/2017	235,000	259,049
American International Group, Inc., Series MTN 5.60%, 10/18/2016	31,000	34,543
Loews Corp. 2.63%, 05/15/2023	19,000	17,282
Primerica, Inc. 4.75%, 07/15/2022	265,000	280,389

	Principal	Value
IT Services - 0.1%
Fiserv, Inc. 3.13%, 10/01/2015 - 06/15/2016	$170,000	$177,300
Life Sciences Tools & Services - 0.2%
Life Technologies Corp. 6.00%, 03/01/2020	264,000	297,414
Machinery - 0.1%
CNH Capital LLC 3.63%, 04/15/2018 - 144A	89,000	84,772
Media - 0.1%
UBM PLC 5.75%, 11/03/2020 - 144A	180,000	182,473
Metals & Mining - 0.2%
ArcelorMittal 5.00%, 02/25/2017	72,000	72,900
FMG Resources August 2006 Pty, Ltd. 7.00%, 11/01/2015 - 144A (A)	104,000	105,040
Reliance Steel & Aluminum Co. 4.50%, 04/15/2023	60,000	56,903
Steel Dynamics, Inc. 5.25%, 04/15/2023 - 144A	54,000	52,920
Multi-Utilities - 0.3%
CMS Energy Corp.
2.75%, 05/15/2014	190,000	192,685
4.25%, 09/30/2015	150,000	159,084
5.05%, 02/15/2018	110,000	122,193
Multiline Retail - 0.2%
Macy’s Retail Holdings, Inc.
5.75%, 07/15/2014 (A)	140,000	146,735
5.90%, 12/01/2016	123,000	139,723
Oil, Gas & Consumable Fuels - 1.7%
Chesapeake Energy Corp. 5.38%, 06/15/2021	613,000	609,935
Cimarex Energy Co. 5.88%, 05/01/2022	76,000	78,660
Continental Resources, Inc. 5.00%, 09/15/2022	305,000	310,337
Motiva Enterprises LLC 5.75%, 01/15/2020 - 144A	170,000	193,994
Petrohawk Energy Corp.
6.25%, 06/01/2019	240,000	263,400
10.50%, 08/01/2014	58,000	60,958
Phillips 66 2.95%, 05/01/2017	100,000	103,062
Plains Exploration & Production Co. 6.88%, 02/15/2023	127,000	135,877
Western Gas Partners, LP 5.38%, 06/01/2021	276,000	296,165
Williams Cos., Inc. 3.70%, 01/15/2023	310,000	288,016
Pharmaceuticals - 0.5%
AbbVie, Inc.
1.75%, 11/06/2017 - 144A	150,000	146,958
2.00%, 11/06/2018 - 144A	48,000	46,542
Actavis, Inc. 1.88%, 10/01/2017	291,000	283,684
VPII Escrow Corp. 6.75%, 08/15/2018 - 144A (F)	177,000	181,425

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

	Principal	Value
Professional Services - 0.7%
Verisk Analytics, Inc.
4.13%, 09/12/2022	$ 103,000	$ 102,347
4.88%, 01/15/2019	390,000	417,922
5.80%, 05/01/2021	475,000	524,283
Real Estate Investment Trusts - 0.6%
Alexandria Real Estate Equities, Inc. 4.60%, 04/01/2022	233,000	237,457
Host Hotels & Resorts, LP
3.75%, 10/15/2023	28,000	25,680
6.75%, 06/01/2016	81,000	82,199
Senior Housing Properties Trust 6.75%, 04/15/2020 - 12/15/2021	156,000	171,859
SL Green Realty Corp. / SL Green Operating Partnership / Reckson Operating Part
5.00%, 08/15/2018 (A)	115,000	122,441
7.75%, 03/15/2020	120,000	141,357
Real Estate Management & Development - 0.1%
CBRE Services, Inc. 6.63%, 10/15/2020	10,000	10,550
Jones Lang LaSalle, Inc. 4.40%, 11/15/2022	136,000	133,453
Road & Rail - 0.1%
JB Hunt Transport Services, Inc. 3.38%, 09/15/2015	130,000	135,535
Semiconductors & Semiconductor Equipment - 0.9%
National Semiconductor Corp.
3.95%, 04/15/2015	134,000	141,625
6.60%, 06/15/2017	210,000	246,749
Samsung Electronics America, Inc. 1.75%, 04/10/2017 - 144A	435,000	430,868
TSMC Global, Ltd. 1.63%, 04/03/2018 - 144A	407,000	391,268
Software - 0.1%
Autodesk, Inc.
1.95%, 12/15/2017	60,000	58,537
3.60%, 12/15/2022	76,000	72,539
Transportation Infrastructure - 0.2%
Penske Truck Leasing Co., LP / PTL Finance Corp.
2.50%, 03/15/2016 - 144A	14,000	14,240
3.38%, 03/15/2018 - 144A	213,000	218,991
4.25%, 01/17/2023 - 144A	50,000	49,427
Wireless Telecommunication Services - 0.1%
Sprint Nextel Corp. 7.00%, 08/15/2020	151,000	158,550

Total Corporate Debt Securities (cost $28,088,295)		27,865,181

	Shares	Value
PREFERRED STOCKS - 0.4%
Consumer Finance - 0.1%
Discover Financial Services - Series B, 6.50% (A)	5,350	134,285
Household Durables - 0.3%
Garmin, Ltd., 4.97% (A)	10,211	369,230

Total Preferred Stocks (cost $549,418)		503,515

	Shares	Value
COMMON STOCKS - 55.0%
Aerospace & Defense - 3.1%
Boeing Co. (A)	25,200	$ 2,581,488
Honeywell International, Inc.	14,863	1,179,231
Precision Castparts Corp. (A)	2,833	640,286
Beverages - 0.5%
Diageo PLC	23,794	680,362
Capital Markets - 1.4%
Blackstone Group, LP - Class A	82,688	1,741,409
Greenhill & Co., Inc. (A)	4,639	212,188
Chemicals - 3.7%
E.I. du Pont de Nemours & Co. (A)	44,161	2,318,453
LyondellBasell Industries NV - Class A	34,812	2,306,643
Syngenta AG - ADR	8,378	652,311
Commercial Banks - 3.3%
CIT Group, Inc. (G)	35,643	1,662,033
Standard Chartered PLC	35,090	761,592
US Bancorp - Class A (A)	62,334	2,253,374
Communications Equipment - 0.8%
Motorola Solutions, Inc. (A)	19,820	1,144,209
Computers & Peripherals - 1.6%
Apple, Inc.	5,724	2,267,162
Consumer Finance - 0.4%
American Express Co. (A)	6,935	518,461
Diversified Financial Services - 0.9%
JPMorgan Chase & Co.	23,240	1,226,840
Diversified Telecommunication Services - 0.8%
CenturyLink, Inc. (A)	23,190	819,766
Verizon Communications, Inc. (A)	5,999	301,990
Electronic Equipment & Instruments - 1.7%
Amphenol Corp. - Class A (A)	7,537	587,434
TE Connectivity, Ltd.	40,974	1,865,956
Energy Equipment & Services - 0.8%
National Oilwell Varco, Inc.	10,731	739,366
Noble Corp.	8,737	328,336
Food Products - 1.4%
Hershey Co. (A)	12,938	1,155,104
Unilever PLC	19,904	805,867
Health Care Equipment & Supplies - 0.6%
Abbott Laboratories	23,993	836,876
Health Care Providers & Services - 3.4%
Aetna, Inc.	33,885	2,153,053
AmerisourceBergen Corp. - Class A (A)	17,621	983,780
Express Scripts Holding Co. (A) (G)	26,687	1,646,321
Hotels, Restaurants & Leisure - 1.3%
Las Vegas Sands Corp.	27,535	1,457,428
Six Flags Entertainment Corp. (A)	11,490	403,988
Insurance - 0.5%
Prudential PLC	45,550	744,752
Internet & Catalog Retail - 0.7%
priceline.com, Inc. (G)	1,169	966,915
IT Services - 1.6%
Automatic Data Processing, Inc. (A)	5,832	401,592
Mastercard, Inc. - Class A	3,131	1,798,759
Leisure Equipment & Products - 2.0%
Mattel, Inc. (A)	62,729	2,842,251
Machinery - 0.3%
Dover Corp. (A)	6,087	472,716

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

	Shares	Value
Media - 4.2%
CBS Corp. - Class B (A)	63,094	$ 3,083,404
Time Warner Cable, Inc. (A)	16,943	1,905,749
Viacom, Inc. - Class B (A)	13,947	949,093
Metals & Mining - 0.2%
Rio Tinto PLC - ADR	8,630	354,520
Multiline Retail - 0.9%
Nordstrom, Inc. (A)	20,178	1,209,469
Oil, Gas & Consumable Fuels - 3.2%
Chevron Corp.	18,091	2,140,889
Enterprise Products Partners, LP	33,561	2,085,816
Valero Energy Corp.	8,733	303,647
Pharmaceuticals - 5.9%
AbbVie, Inc. - Class G (A)	43,260	1,788,368
Allergan, Inc.	12,288	1,035,141
Bristol-Myers Squibb Co. (A)	18,260	816,039
Johnson & Johnson	13,545	1,162,974
Mylan, Inc. (A) (G)	33,530	1,040,436
Shire PLC - Class B - ADR	10,470	995,802
Valeant Pharmaceuticals International, Inc. (G)	10,721	922,864
Zoetis, Inc. - Class A (A)	17,522	541,254
Real Estate Investment Trusts - 0.7%
Ventas, Inc.	13,401	930,833
Road & Rail - 1.9%
Canadian Pacific Railway, Ltd.	6,183	750,493
Union Pacific Corp.	12,190	1,880,673
Software - 2.3%
CA, Inc. (A)	23,797	681,308
Intuit, Inc. (A)	9,991	609,751
Microsoft Corp.	44,261	1,528,332
VMware, Inc. - Class A (A) (G)	5,810	389,212

	Shares	Value
Specialty Retail - 1.0%
AutoZone, Inc. (A) (G)	1,525	$ 646,127
Home Depot, Inc.	9,603	743,945
Textiles, Apparel & Luxury Goods - 1.5%
NIKE, Inc. - Class B	33,133	2,109,909
Tobacco - 2.4%
Altria Group, Inc.	29,894	1,045,991
Philip Morris International, Inc.	27,683	2,397,902

Total Common Stocks (cost $66,335,146)		77,508,233

SECURITIES LENDING COLLATERAL - 21.0%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.18% (H)	29,534,816	29,534,816

Total Securities Lending Collateral (cost $29,534,816)		29,534,816

	Principal	Value
REPURCHASE AGREEMENT - 4.0%
State Street Bank & Trust Co. 0.03% (H), dated 06/28/2013, to be repurchased at $5,578,151 on 07/01/2013. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 07/25/2037, and with a value of $5,694,252.	$ 5,578,137	5,578,137

Total Repurchase Agreement (cost $5,578,137)		5,578,137

Total Investment Securities (cost $162,230,968) (I)		172,786,043
Other Assets and Liabilities - Net		(31,940,315)

Net Assets		$ 140,845,728

FORWARD FOREIGN CURRENCY CONTRACTS:
Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
GBP	CSFB	259,000	07/03/2013	$395,234	$(1,316)
GBP	CSFB	(259,000)	07/03/2013	(392,610)	(1,307)
GBP	HSBC	428,000	07/18/2013	654,412	(3,528)
GBP	HSBC	(428,000)	07/18/2013	(663,244)	12,360
GBP	RBC	440,000	07/25/2013	669,944	(844)
GBP	RBC	(440,000)	07/25/2013	(687,518)	18,417
GBP	JPM	(120,000)	08/02/2013	(184,871)	2,398
GBP	JPM	(185,000)	08/02/2013	(281,369)	56
GBP	CSFB	(259,000)	08/08/2013	(395,138)	1,316
GBP	HSBC	(428,000)	08/15/2013	(653,858)	3,095
GBP	RBC	(440,000)	08/22/2013	(669,702)	725

					$31,372

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $28,909,038. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Illiquid. Total aggregate market value of illiquid securities is $132,933, or 0.09% of the portfolio’s net assets.
(C)	Floating or variable rate note. Rate is listed as of June 30, 2013.
(D)	Percentage rounds to less than 0.1%.
(E)	The security has a perpetual maturity. The date shown is the next call date.
(F)	When-issued security. A conditional transaction in a security authorized for issuance, but not yet issued.
(G)	Non-income producing security.
(H)	Rate shown reflects the yield at June 30, 2013.
(I)	Aggregate cost for federal income tax purposes is $162,230,968. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $12,302,603 and $1,747,528, respectively. Net unrealized appreciation for tax purposes is $10,555,075.

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013, these securities aggregated $6,384,085, or 4.53% of the portfolio’s net assets.
ADR	American Depositary Receipt
CSFB	Credit Suisse First Boston
GMTN	Global Medium Term Note
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank
MTN	Medium Term Note
RBC	Royal Bank of Canada

CURRENCY ABBREVIATION:

GBP	Pound Sterling

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

VALUATION SUMMARY: (J)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2013
ASSETS
Investment Securities
U.S. Government Obligations	$—	$16,857,926	$—	$16,857,926
U.S. Government Agency Obligations	—	13,034,619	—	13,034,619
Mortgage-Backed Securities	—	1,601,237	—	1,601,237
Asset-Backed Securities	—	302,379	—	302,379
Corporate Debt Securities	—	27,865,181	—	27,865,181
Preferred Stocks	503,515	—	—	503,515
Common Stocks	74,515,660	2,992,573	—	77,508,233
Securities Lending Collateral	29,534,816	—	—	29,534,816
Repurchase Agreement	—	5,578,137	—	5,578,137
Total Investment Securities	$104,553,991	$68,232,052	$—	$172,786,043

Derivative Financial Instruments
Forward Foreign Currency Contracts (K)	$—	$38,367	$—	$38,367
Total Derivative Financial Instruments	$—	$38,367	$—	$38,367

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2013
LIABILITIES
Derivative Financial Instruments
Forward Foreign Currency Contracts (K)	$—	$(6,995)	$—	$(6,995)
Total Derivative Financial Instruments	$—	$(6,995)	$—	$(6,995)

Other Liabilities (L)
Collateral for Securities on Loan	$—	$(29,534,816)	$—	$(29,534,816)
Total Other Liabilities	$—	$(29,534,816)	$—	$(29,534,816)

(J)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended June 30, 2013. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
(K)	Derivative financial instruments valued at unrealized appreciation (depreciation) on the instrument.
(L)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Janus Balanced VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2013

(unaudited)

Assets:
Investment securities, at value (cost: $156,652,831) (including securities loaned of $28,909,038)	$167,207,906
Repurchase agreement, at value (cost: $5,578,137)	5,578,137
Unrealized appreciation on forward foreign currency contracts	38,367
Receivables:
Shares sold	439,966
Investment securities sold	266,325
Interest	374,928
Dividends	87,426
Dividend reclaims	2,808
Securities lending income (net)	10,596
Prepaid expenses	582

Total assets	174,007,041

Liabilities:
Accounts payable and accrued liabilities:
Shares redeemed	29,609
Investment securities purchased	3,287,532
When-issued securities purchased	177,000
Administration fees	2,625
Management and advisory fees	76,649
Distribution and service fees	24,389
Transfer agent fees	18
Trustees fees	43
Audit and tax fees	6,958
Other	14,679
Collateral for securities on loan	29,534,816
Unrealized depreciation on forward foreign currency contracts	6,995

Total liabilities	33,161,313

Net assets	$140,845,728

Net assets consist of:
Capital stock ($0.01 par value)	$123,066
Additional paid-in capital	130,558,881
Undistributed (accumulated) net investment income (loss)	1,912,849
Undistributed (accumulated) net realized gain (loss) from investment securities and foreign currency transactions	(2,335,712)
Net unrealized appreciation (depreciation) on:
Investment securities	10,555,075
Translation of assets and liabilities denominated in foreign currencies	31,569

Net assets	$140,845,728

Net assets by class:
Initial Class	$9,649,429
Service Class	131,196,299
Shares outstanding:
Initial Class	836,247
Service Class	11,470,355
Net asset value and offering price per share:
Initial Class	$11.54
Service Class	11.44

STATEMENT OF OPERATIONS

For the period ended June 30, 2013

(unaudited)

Investment Income:
Dividend income (net of withholding taxes on foreign dividends of $9,287)	$758,849
Interest income	544,371
Securities lending income (net)	26,386

Total investment income	1,329,606

Expenses:
Management and advisory	417,067
Distribution and service:
Service Class	131,059
Transfer agent	440
Printing and shareholder reports	10,061
Custody	34,352
Administration	14,283
Legal	2,015
Audit and tax	5,888
Trustees	2,113
Other	1,248

Total expenses	618,526

Net investment income (loss)	711,080

Net realized gain (loss) on transactions from:
Investment securities	1,818,573
Foreign currency transactions	33,425

Total realized gain (loss)	1,851,998

Net change in unrealized appreciation (depreciation) on:
Investment securities	5,196,715
Translation of assets and liabilities denominated in foreign currencies	41,725

Net change in unrealized appreciation (depreciation)	5,238,440

Net realized and change in unrealized gain (loss)	7,090,438

Net increase (decrease) in net assets resulting from operations	$7,801,518

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Janus Balanced VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2013 (unaudited)	December 31, 2012
From operations:
Net investment income (loss)	$711,080	$1,067,059
Net realized gain (loss) from investment securities and foreign currency transactions	1,851,998	1,667,453
Net change in unrealized appreciation (depreciation) on investment securities and foreign currency translations	5,238,440	4,896,514
Net increase (decrease) in net assets resulting from operations	7,801,518	7,631,026

Capital share transactions:
Proceeds from shares sold:
Initial Class	759,740	1,070,947
Service Class	47,154,134	40,050,569
	47,913,874	41,121,516
Cost of shares redeemed:
Initial Class	(1,043,281)	(1,846,920)
Service Class	(5,855,760)	(9,900,049)
	(6,899,041)	(11,746,969)
Net increase (decrease) in net assets resulting from capital shares transactions	41,014,833	29,374,547

Net increase (decrease) in net assets	48,816,351	37,005,573

Net assets:
Beginning of period/year	92,029,377	55,023,804
End of period/year	$140,845,728	$92,029,377
Undistributed (accumulated) net investment income (loss)	$1,912,849	$1,201,769

Share activity:
Shares issued:
Initial Class	67,681	104,043
Service Class	4,187,418	3,886,970
	4,255,099	3,991,013
Shares redeemed:
Initial Class	(92,633)	(179,431)
Service Class	(517,401)	(973,985)
	(610,034)	(1,153,416)

Net increase (decrease) in shares outstanding:
Initial Class	(24,952)	(75,388)
Service Class	3,670,017	2,912,985
	3,645,065	2,837,597

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Janus Balanced VP

FINANCIAL HIGHLIGHTS

For the period or years ended:

For a share outstanding throughout each period/year
	Initial Class
	June 30, 2013 (unaudited)		December 31, 2012	December 31, 2011		December 31, 2010		December 31, 2009(A)
Net asset value
Beginning of period/year	$10.70		$9.49	$10.64		$10.34		$10.00
Investment operations
Net investment income (loss)(B)	0.08		0.18	(0.11	)(C)	0.02	(C)	0.07	(C)
Net realized and unrealized gain (loss)	0.76		1.03	(1.02)		0.33		0.27
Total investment operations	0.84		1.21	(1.13)		0.35		0.34
Distributions
Net investment income	—		—	(0.02)		(0.02)		—
Net realized gains	—		—	—		(0.03)		—
Total distributions	—		—	(0.02)		(0.05)		—
Net asset value
End of period/year	$11.54		$10.70	$9.49		$10.64		$10.34
Total return(D)	7.85	%(E)	12.75%	(10.60)%		3.39%		3.40	%(E)
Net assets end of period/year (000’s)	$9,649		$9,212	$8,886		$9,785		$7,065
Ratio and supplemental data
Expenses to average net assets
After (waiver/reimbursement) recapture	0.85	%(F)	0.88%	1.37	%(G)(H)	1.00	%(G)	1.00	%(F)(G)
Before (waiver/reimbursement) recapture	0.85	%(F)	0.86%	1.33	%(G)(H)	1.05	%(G)	2.19	%(F)(G)
Net investment income (loss) to average net assets	1.46	%(F)	1.72%	(1.04	)%(C)	0.22	%(C)	1.30	%(C)(F)
Portfolio turnover rate	38	%(E)	71%	249	%(I)	718	%(I)	248	%(E)(I)

(A)	Commenced operations on July 1, 2009.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the portfolio invests.
(D)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(E)	Not annualized.
(F)	Annualized.
(G)	Does not include expenses of the underlying investment companies in which the portfolio invests.
(H)	Inclusive of extraordinary expenses; including printing and shareholder report fees of $202, and $12 in other fees. The impact of this extraordinary expense is 0.37%.
(I)	Does not include the portfolio activity of the underlying investment companies in which the portfolio invests.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

For a share outstanding throughout each period/year
	Service Class
	June 30, 2013 (unaudited)		December 31, 2012	December 31, 2011		December 31, 2010		December 31, 2009(A)
Net asset value
Beginning of period/year	$10.62		$9.44	$10.60		$10.33		$10.00
Investment operations
Net investment income (loss)(B)	0.07		0.15	(0.14	)(C)	0.05	(C)	0.23	(C)
Net realized and unrealized gain (loss)	0.75		1.03	(1.01)		0.26		0.10
Total investment operations	0.82		1.18	(1.15)		0.31		0.33
Distributions
Net investment income	—		—	(0.01)		(0.01)		—
Net realized gains	—		—	—		(0.03)		—
Total distributions	—		—	(0.01)		(0.04)		—
Net asset value
End of period/year	$11.44		$10.62	$9.44		$10.60		$10.33
Total return(D)	7.72	%(E)	12.50%	(10.81)%		3.10%		3.30	%(E)
Net assets end of period/year (000’s)	$131,196		$82,817	$46,138		$33,169		$3,262
Ratio and supplemental data
Expenses to average net assets
After (waiver/reimbursement) recapture	1.10	%(F)	1.13%	1.62	%(G)(H)	1.25	%(G)	1.25	%(F)(G)
Before (waiver/reimbursement) recapture	1.10	%(F)	1.11%	1.58	%(G)(H)	1.30	%(G)	2.44	%(F)(G)
Net investment income (loss) to average net assets	1.23	%(F)	1.50%	(1.28	)%(C)	0.48	%(C)	4.57	%(C)(F)
Portfolio turnover rate	38	%(E)	71%	249	%(I)	718	%(I)	248	%(E)(I)

(A)	Commenced operations on July 1, 2009.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the portfolio invests.
(D)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(E)	Not annualized.
(F)	Annualized.
(G)	Does not include expenses of the underlying investment companies in which the portfolio invests.
(H)	Inclusive of extraordinary expenses; including printing and shareholder report fees of $202, and $12 in other fees. The impact of this extraordinary expense is 0.37%.
(I)	Does not include the portfolio activity of the underlying investment companies in which the portfolio invests.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Janus Balanced VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2013

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Janus Balanced VP (the “Portfolio”) is a series of TST.

The Portfolio currently offers two classes of shares: Initial Class and Service Class.

Transamerica Asset Management, Inc. (“TAM”) provides continuous and regular investment advisory services to the Portfolio. TAM acts as a manager of managers, providing advisory services that include, without limitation, the design and development of each Portfolio and its investment strategy and the ongoing review and evaluation of that investment strategy including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for each Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending and implementing fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolios’ investments; regular review of sub-adviser performance and holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation of portfolio holdings; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolios’ Board of Trustees; oversight of preparation of prospectuses, shareholder reports and other disclosure materials and filings; and oversight of other service providers to the Portfolios, such as the custodian, the transfer agent, the administrator, the distributor, the Portfolios’ independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations for the Portfolios; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment advisory services. Where TAM employs sub-advisers, the sub-advisers carry out and effectuate the investment strategy designed for the Portfolios by TAM and are responsible, subject to TAM’s and the Board of Trustees oversight, for the day-to-day management of the Portfolios and for making decisions to buy, hold or sell a particular security.

Transamerica Fund Services, Inc. (“TFS”) provides supervisory and administrative services to each Portfolio. TFS’s supervisory and administrative services include performing certain administrative services for the Portfolios and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided for the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TFS has outsourced the provision of certain services as described below; to the extent agreed upon by TFS and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of net asset values; shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; recommending and implementing fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and its dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; preparation of agendas and supporting documents for and minutes of meetings of Trustees and committees of Trustees; and preparation of regular communications with the Trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TFS to perform supervisory and administrative services to the Portfolio. State Street performs back office services to support TFS, including furnishing financial and performance information about the Portfolios for inclusion in regulatory filings and Trustee and shareholder reports; preparing drafts of regulatory filings, Trustee materials, tax returns, expenses and budgeting; tax compliance testing; and maintaining books and records. TFS pays all expenses it incurs in connection with providing these services in the Amended and Restated Services Agreement with the exception of the costs of certain services specifically assumed by the Portfolios, as numerated within the Statement of Operations.

This report should be read in conjunction with the Portfolio’s current prospectus, which contains additional information about the Portfolio, including investment objectives and strategies.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of securities exposes the Portfolio to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Janus Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 1. (continued)

collateral equal to at least the market value of the securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrowed.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio (“Navigator”), a money market mutual fund registered under the 1940 Act. The Transamerica Asset Management family of mutual funds is a significant shareholder of the Navigator as of June 30, 2013. No individual portfolio has a significant holding in the Navigator.

By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees.

Such income is reflected separately in the Statement of Operations. Income from loaned securities in the Statement of Operations is net of fees and rebates earned by the lending agent for its services. The value of loaned securities and related collateral outstanding at June 30, 2013 are shown in the Schedule of Investments and the Statement of Assets and Liabilities.

Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

The open repurchase agreements and related collateral at June 30, 2013 are listed in the Schedule of Investments.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rates in effect when the investment was acquired. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country, or region.

Foreign taxes: The Portfolio may be subjected to taxes imposed by the countries in which they invest, with respect to their investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Forward foreign currency contracts: The Portfolio is subject to foreign currency exchange rate risk exposure in the normal course of pursuing its investment objectives. The Portfolio enters into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Forward foreign currency contracts are marked to market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are settled, a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts.

Open forward foreign currency contracts at June 30, 2013 are listed in the Schedule of Investments.

Restricted and illiquid securities: The Portfolio may invest in unregulated or restricted securities. Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Janus Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 1. (continued)

The restricted and illiquid securities at June 30, 2013 are listed in the Schedule of Investments.

When-Issued, forward delivery securities and Delayed Delivery Settlements: The Portfolio may purchase or sell securities on a when-issued, forward (delayed) delivery basis or delayed settlement. When-issued and forward delivery transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolio engages in when-issued transactions to obtain an advantageous price and yield at the time of the transaction. The Portfolio engages in when-issued and forward delivery transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the Portfolio is not entitled to any of the interest earned prior to settlement.

Delayed Delivery transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery transactions are outstanding, the Portfolio will segregate with its custodian either cash, U.S. Government securities, or other liquid assets at least equal to the value of the commitments until payment is made. When purchasing a security on a delayed delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Portfolio if the other party to the transaction defaults on its obligation to make payment or delivery, and the Portfolio is delayed or prevented from completing the transaction. The Portfolio may dispose of or renegotiate a delayed delivery transaction after it is entered into, which may result in a realized gain or loss. When the Portfolio sells a security on a delayed delivery basis, the Portfolio does not participate in future gains and losses on the security.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, has elected to place security transactions of the Portfolio with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions paid by the Portfolio be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

Commissions recaptured during the period ended June 30, 2013 of $3,073 are included in net realized gain (loss) in the Statement of Operations.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend date, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Real estate investment trust (“REITs”): Dividend income related to a REIT is recorded at management’s estimate of the income included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts.

There are certain additional risks involved in investing in REITs. These include, but are not limited to, economical conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class, based upon net assets. Each class bears its own specific expenses in addition to the non-class specific expenses.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Janus Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 2. (continued)

valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The Portfolio’s Board of Trustees has delegated the valuation functions on a day-to-day basis to TAM, subject to board oversight. TAM has formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board of Trustees. These policies and procedures are reviewed at least annually by the Board of Trustees. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair market value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities (common and preferred stocks): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Janus Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 2. (continued)

the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2 or Level 3 if inputs are unobservable.

Repurchase agreement: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the net asset value of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Corporate bonds: The fair value of corporate bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Asset backed securities: The fair value of asset backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Government securities: Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Government securities generally are categorized in Level 2 of the fair value hierarchy, or in Level 3 if inputs are unobservable.

U.S. government agency securities: U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government securities. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Derivative instruments: Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over the counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. A substantial majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized in Level 2 of the fair value hierarchy or in Level 3 if inputs are unobservable.

The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2013, is disclosed in the Valuation Summary of the Schedule of Investments.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Janus Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 3. (continued)

TAM, the Portfolio’s investment adviser, is directly owned by Western Reserve Life Assurance Co. of Ohio and AUSA Holding Company (“AUSA”), both of which are indirect, wholly-owned subsidiaries of Aegon NV. AUSA is wholly-owned by Aegon USA, LLC (“Aegon USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Aegon USA is owned by Aegon US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

TFS is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS, and TCI. No interested trustee receives compensation from the Portfolio.

Investment advisory fees: The Portfolio pays management fees to TAM based on average daily net assets (“ANA”) at the following breakpoints:

First $250 million	0.730%
Over $250 million up to $500 million	0.700%
Over $500 million up to $1 billion	0.675%
Over $1 billion	0.650%

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

Expense limit	Maximum Operating Expense Limit Effective Through
1.00%	May 1, 2014

TAM is entitled to reimbursement by the Portfolio of fees waived and/or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit.

During the period ended June 30, 2013, there were no amounts reimbursed/waived or recaptured by TAM. There were no amounts available for recapture by TAM as of June 30, 2013.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment by the Portfolio of the distribution expenses incurred with respect to the Initial Class shares before May 1, 2014. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. The Portfolio pays TFS an annual fee of 0.025% of ANA. The Legal fees in the Statement of Operations are for fees paid to external legal counsel.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Janus Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 3. (continued)

Transfer agent services: TFS provides transfer agency services under the Administrative Agreement and is compensated for such services under that agreement. For the period ended June 30, 2013 amounts paid to TFS by the Portfolio are included in Transfer Agent in the Statement of Operations and amounts payable to TFS as of June 30, 2013 are included in Transfer agent fees in the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), as elected by the Trustee.

NOTE 4. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2013 were as follows:

Purchases of securities:
Long-term	$50,136,856
U.S. Government	33,701,105
Proceeds from maturities and sales of securities:
Long-term	25,491,422
U.S. Government	17,480,199

NOTE 5. DERIVATIVE FINANCIAL INSTRUMENTS

The Portfolio is subject to various risks in the normal course of pursuing its investment objective. The volume of forward foreign currency contracts held throughout the period averaged seven, with an overall increase from five to 11 contracts. The tables below highlight the types of risks associated with the Portfolio and how the aforementioned derivative instruments are used to mitigate such risks:

Fair Values of Derivative Instruments in the Statement of Assets and Liabilities as of June 30, 2013:

Derivatives not accounted for as hedging instruments

Location	Foreign exchange contracts
Asset Derivatives
Unrealized appreciation on forward foreign currency contracts	$38,367
Liability Derivatives
Unrealized depreciation on forward foreign currency contracts	$(6,995)

Effect of Derivative Instruments in the Statement of Operations for the period ended June 30, 2013:

Derivatives not accounted for as hedging instruments

Location	Foreign exchange contracts
Net Realized Gain (Loss) on derivatives recognized in income
Net realized gain on forward foreign currency contracts (A)	$34,901
Net change in Unrealized Appreciation (Depreciation) on derivatives recognized in income
Net change in unrealized appreciation (depreciation) on forward foreign currency transactions (B)	41,507
Total	$76,408
(A)	Included within Net realized gain (loss) on transactions from Foreign currency transactions.
(B)	Included within Net change in unrealized appreciation (depreciation) on Translation of assets and liabilities denominated in foreign currencies.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Janus Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 5. (continued)

For non-exchange traded derivatives (forward foreign currency contracts), under standard derivatives agreements, the Portfolio may be required to post collateral on derivatives if the Portfolio is in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.

NOTE 6. FEDERAL INCOME TAX MATTERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Portfolio’s tax provisions taken or expected to be taken for all open tax years 2009 - 2012, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

NOTE 7. SUBSEQUENT EVENT

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Janus Balanced VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board”) held on June 12-13, 2013, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Janus Balanced VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”). The Board also reviewed and considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Investment Advisory Agreement, the “Agreements”) for the Portfolio between TAM and Janus Capital Management LLC (the “Sub-Adviser”).

Following their review and consideration, the Trustees determined that the terms of the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable and that the renewal of each of the Agreements is in the best interests of the Portfolio and its shareholders. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Agreements through June 30, 2014. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the Agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and/or their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM and the Sub-Adviser; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment advisory and other services provided by TAM for the portion of the management fee it retains after payment of the sub-advisory fee. The Board noted that the investment advisory services include the design and development of the Portfolio and its investment strategy, TAM’s selection, ongoing oversight and monitoring of the Sub-Adviser, TAM’s daily supervision of the Portfolio’s investments and recommendations to change the Portfolio’s investment strategy or sub-adviser where it believes appropriate or advisable. The Board also noted that TAM provides services to all Transamerica mutual funds, including the Portfolio, in the form of oversight of the services provided by the funds’ administrator, custodian and transfer agent and supervision of the performance of recordkeeping, shareholder relations, regulatory reporting and compliance functions of the funds.

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2012.

The Board noted that the performance of the Initial Class of the Portfolio was above the median for its peer universe for the past 1-year period and below the median for the past 3-year period. The Board also noted that the performance of the Initial Class of the Portfolio was above its composite benchmark for the past 1-year period and below its composite benchmark for the past 3-year period. The Board noted that the Portfolio’s performance for longer periods was attributable to the Portfolio’s previous sub-adviser in accordance with different investment strategies.

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be procured by TAM and provided by the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and that is competitive with other investment companies.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Janus Balanced VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of other investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by TAM.

The Board noted that the Portfolio’s contractual management fee was above the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Initial Class of the Portfolio were above the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser and is paid by TAM and not the Portfolio. As a result, the Board principally considered the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any further economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from these economies of scale. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser and whether the Portfolio has achieved economies of scale in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered any other benefits derived by TAM, its affiliates and the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio. The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and its shareholders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Janus Balanced VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement is in the best interests of the Portfolio and its shareholders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Jennison Growth VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2013, and held for the entire period until June 30, 2013.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses(A)
Portfolio Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period(B)	Ending Account Value	Expenses Paid During Period(B)	Annualized Expense Ratio
Transamerica Jennison Growth VP
Initial Class	$1,000.00	$1,096.00	$4.11	$1,020.60	$3.96	0.80%
Service Class	1,000.00	1,095.40	5.39	1,019.37	5.20	1.05

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (179 days), and divided by the number of days in the year (365 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2013

(the following chart summarizes the Schedule of Investments of the portfolio by asset type)

(unaudited)

Asset Type	% of Net Assets
Common Stocks	100.0%
Securities Lending Collateral	3.8
Repurchase Agreement	0.2
Other Assets and Liabilities - Net	(4.0)
Total	100.0%

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Jennison Growth VP

SCHEDULE OF INVESTMENTS

At June 30, 2013

(unaudited)

	Shares	Value
COMMON STOCKS - 100.0%
Aerospace & Defense - 6.4%
Boeing Co.	178,191	$ 18,253,886
Precision Castparts Corp.	78,931	17,839,195
Rolls-Royce Holdings PLC	249,514	4,303,510
United Technologies Corp.	144,150	13,397,301
Beverages - 1.7%
Diageo PLC	325,443	9,305,669
Monster Beverage Corp. (A)	80,745	4,906,874
Biotechnology - 8.9%
Alexion Pharmaceuticals, Inc. (A)	142,216	13,118,004
Biogen IDEC, Inc. (A)	89,429	19,245,121
Celgene Corp. (A)	73,098	8,545,887
Gilead Sciences, Inc. (A)	316,762	16,221,382
Vertex Pharmaceuticals, Inc. (A)	222,816	17,796,314
Capital Markets - 2.5%
Goldman Sachs Group, Inc.	76,172	11,521,015
Morgan Stanley	398,973	9,746,910
Chemicals - 2.6%
Monsanto Co.	217,288	21,468,055
Computers & Peripherals - 4.2%
Apple, Inc.	67,347	26,674,800
EMC Corp.	366,017	8,645,321
Energy Equipment & Services - 1.4%
FMC Technologies, Inc. (A) (B)	128,798	7,171,473
Schlumberger, Ltd.	58,614	4,200,279
Food & Staples Retailing - 3.8%
Costco Wholesale Corp.	160,972	17,798,674
Whole Foods Market, Inc.	263,984	13,589,896
Food Products - 1.5%
Mondelez International, Inc. - Class A	445,452	12,708,746
Health Care Equipment & Supplies - 2.9%
Abbott Laboratories	331,089	11,548,384
Essilor International SA - ADR (B)	82,857	4,419,593
Intuitive Surgical, Inc. (A)	16,719	8,469,511
Health Care Providers & Services - 2.1%
Express Scripts Holding Co. (A)	132,809	8,192,987
UnitedHealth Group, Inc.	139,576	9,139,437
Hotels, Restaurants & Leisure - 3.9%
Chipotle Mexican Grill, Inc. - Class A (A)	28,421	10,355,191
Dunkin’ Brands Group, Inc.	253,480	10,854,014
Starbucks Corp.	176,121	11,534,164
Internet & Catalog Retail - 6.8%
Amazon.com, Inc. (A)	108,746	30,197,677
NetFlix, Inc. (A)	19,400	4,095,146
priceline.com, Inc. (A)	27,344	22,617,043
Internet Software & Services - 9.5%
eBay, Inc. (A)	222,859	11,526,268
Facebook, Inc. - Class A (A)	389,125	9,673,648
Google, Inc. - Class A (A)	42,248	37,193,872
LinkedIn Corp. - Class A (A)	96,741	17,248,920
Rackspace Hosting, Inc. (A) (B)	96,232	3,646,230
IT Services - 7.4%
International Business Machines Corp.	50,476	9,646,468
Mastercard, Inc. - Class A	56,859	32,665,496
Visa, Inc. - Class A	105,619	19,301,872
Life Sciences Tools & Services - 1.4%
Illumina, Inc. (A) (B)	156,250	11,693,750
Media - 3.1%
Discovery Communications, Inc. - Series A (A)	111,291	8,592,778
Walt Disney Co. - Class A	270,316	17,070,456

	Shares	Value
Oil, Gas & Consumable Fuels - 2.2%
Concho Resources, Inc. (A)	119,593	$ 10,012,326
EOG Resources, Inc.	65,302	8,598,967
Personal Products - 1.9%
Estee Lauder Cos., Inc. - Class A	245,694	16,159,294
Pharmaceuticals - 4.8%
Allergan, Inc.	114,148	9,615,827
Bristol-Myers Squibb Co.	188,208	8,411,016
Novo Nordisk A/S - ADR	99,165	15,367,600
Perrigo Co.	59,044	7,144,324
Real Estate Investment Trusts - 0.9%
American Tower Corp. - Class A	107,490	7,865,043
Road & Rail - 2.9%
Canadian Pacific Railway, Ltd.	39,855	4,837,600
Kansas City Southern	56,630	6,000,515
Union Pacific Corp.	89,496	13,807,443
Semiconductors & Semiconductor Equipment - 2.3%
ARM Holdings PLC - ADR	222,605	8,053,849
Avago Technologies, Ltd. - Class A	145,638	5,443,948
Broadcom Corp. - Class A	177,075	5,978,052
Software - 5.6%
Red Hat, Inc. (A)	260,712	12,467,248
Salesforce.com, Inc. (A) (B)	312,678	11,938,046
Splunk, Inc. (A)	130,539	6,051,788
Tableau Software Inc - Class A (A)	2,929	162,325
VMware, Inc. - Class A (A)	145,823	9,768,683
Workday, Inc. - Class A (A)	103,938	6,661,386
Specialty Retail - 4.2%
Inditex SA	124,425	15,360,071
TJX Cos., Inc.	400,866	20,067,352
Textiles, Apparel & Luxury Goods - 4.5%
Lululemon Athletica, Inc. (A) (B)	67,017	4,390,954
NIKE, Inc. - Class B	303,415	19,321,467
Ralph Lauren Corp. - Class A	82,515	14,336,156
Wireless Telecommunication Services - 0.6%
Crown Castle International Corp. (A)	72,070	5,217,147

Total Common Stocks (cost $671,377,267)		839,179,644

SECURITIES LENDING COLLATERAL - 3.8%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.18% (C)	32,334,899	32,334,899

Total Securities Lending Collateral (cost $32,334,899)		32,334,899

	Principal	Value
REPURCHASE AGREEMENT - 0.2%
State Street Bank & Trust Co. 0.03% (C), dated 06/28/2013, to be repurchased at $1,354,743 on 07/01/2013. Collateralized by a U.S. Government Agency Obligation, 2.50%, due 12/15/2027, and with a value of $1,382,499.	$ 1,354,739	1,354,739

Total Repurchase Agreement (cost $1,354,739)		1,354,739

Total Investment Securities (cost $705,066,905) (D)		872,869,282
Other Assets and Liabilities - Net		(33,457,489)

Net Assets		$ 839,411,793

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Jennison Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	All or a portion of this security is on loan. The value of all securities on loan is $31,634,684. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rate shown reflects the yield at June 30, 2013.
(D)	Aggregate cost for federal income tax purposes is $705,066,905. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $176,463,334 and $8,660,957, respectively. Net unrealized appreciation for tax purposes is $167,802,377.

DEFINITION:

ADR	American Depositary Receipt

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2013
ASSETS
Investment Securities
Common Stocks	$810,210,394	$28,969,250	$—	$839,179,644
Securities Lending Collateral	32,334,899	—	—	32,334,899
Repurchase Agreement	—	1,354,739	—	1,354,739
Total Investment Securities	$842,545,293	$30,323,989	$—	$872,869,282

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2013
LIABILITIES
Other Liabilities (F)
Collateral for Securities on Loan	$—	$(32,334,899)	$—	$(32,334,899)
Total Other Liabilities	$—	$(32,334,899)	$—	$(32,334,899)

(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended June 30, 2013. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
(F)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Jennison Growth VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2013

(unaudited)

Assets:
Investment securities, at value (cost: $703,712,166)
(including securities loaned of $31,634,684)	$871,514,543
Repurchase agreement, at value (cost: $1,354,739)	1,354,739
Receivables:
Shares sold	245,891
Investment securities sold	51,810
Dividends	371,944
Dividend reclaims	7,146
Securities lending income (net)	6,838
Prepaid expenses	5,132

Total assets	873,558,043

Liabilities:
Accounts payable and accrued liabilities:
Shares redeemed	91,810
Investment securities purchased	1,149,061
Administration fees	16,277
Management and advisory fees	484,519
Distribution and service fees	11,013
Transfer agent fees	124
Trustees fees	344
Audit and tax fees	10,134
Other	48,069
Collateral for securities on loan	32,334,899

Total liabilities	34,146,250

Net assets	$839,411,793

Net assets consist of:
Capital stock ($0.01 par value)	$908,580
Additional paid-in capital	535,340,328
Undistributed (accumulated) net investment income (loss)	2,550,195
Undistributed (accumulated) net realized gain (loss) from investment securities and foreign currency transactions	132,810,621
Net unrealized appreciation (depreciation) on:
Investment securities	167,802,377
Translation of assets and liabilities denominated in foreign currencies	(308)

Net assets	$839,411,793

Net assets by class:
Initial Class	$783,243,636
Service Class	56,168,157
Shares outstanding:
Initial Class	84,662,476
Service Class	6,195,553
Net asset value and offering price per share:
Initial Class	$9.25
Service Class	9.07

STATEMENT OF OPERATIONS

For the period ended June 30, 2013

(unaudited)

Investment Income:
Dividend income (net of withholding taxes on foreign dividends of $88,316)	$3,953,952
Interest income	905
Securities lending income (net)	55,681

Total investment income	4,010,538

Expenses:
Management and advisory	3,366,627
Distribution and service:
Service Class	67,495
Transfer agent	3,542
Printing and shareholder reports	30,811
Custody	62,690
Administration	113,669
Legal	22,293
Audit and tax	6,939
Trustees	16,242
Other	12,126

Total expenses	3,702,434

Net investment income (loss)	308,104

Net realized gain (loss) on transactions from:
Investment securities	66,054,665
Foreign currency	(8,861)

Total realized gain (loss)	66,045,804

Net change in unrealized appreciation (depreciation) on:
Investment securities	20,344,905
Translation of assets and liabilities denominated in foreign currencies	(55)

Net change in unrealized appreciation (depreciation)	20,344,850

Net realized and change in unrealized gain (loss)	86,390,654

Net increase (decrease) in net assets resulting from operations	$86,698,758

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Jennison Growth VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

(unaudited)

	June 30, 2013 (unaudited)	December 31, 2012
From operations:
Net investment income (loss)	$308,104	$2,291,639
Net realized gain (loss) from investment securities and foreign currency transactions	66,045,804	71,250,701
Net change in unrealized appreciation (depreciation) on investment securities and foreign currency translations contracts	20,344,850	60,412,348
Net increase (decrease) in net assets resulting from operations	86,698,758	133,954,688

Distributions to shareholders:
From net investment income:
Initial Class	—	(597,634)
	—	(597,634)
From net realized gains:
Initial Class	—	(60,970,036)
Service Class	—	(3,646,978)
	—	(64,617,014)
Total distributions to shareholders	—	(65,214,648)

Capital share transactions:
Proceeds from shares sold:
Initial Class	15,303,537	187,205,568
Service Class	6,536,835	27,127,536
	21,840,372	214,333,104
Dividends and distributions reinvested:
Initial Class	—	61,567,270
Service Class	—	3,646,978
	—	65,214,248
Cost of shares redeemed:
Initial Class	(166,976,021)	(213,297,574)
Service Class	(6,228,579)	(19,616,955)
	(173,204,600)	(232,914,529)

Net increase (decrease) in net assets resulting from capital shares transactions	(151,364,228)	46,632,823

Net increase (decrease) in net assets	(64,665,470)	115,372,863

Net assets:
Beginning of period/year	904,077,263	788,704,400
End of period/year	$839,411,793	$904,077,263
Undistributed (accumulated) net investment income (loss)	$2,550,195	$2,242,091

Share activity:
Shares issued:
Initial Class	1,694,752	21,875,460
Service Class	735,292	3,166,763
	2,430,044	25,042,223
Shares issued-reinvested from dividends and distributions:
Initial Class	—	7,453,665
Service Class	—	449,689
	—	7,903,354
Shares redeemed:
Initial Class	(18,063,047)	(24,095,573)
Service Class	(704,231)	(2,321,083)
	(18,767,278)	(26,416,656)

Net increase (decrease) in shares outstanding:
Initial Class	(16,368,295)	5,233,552
Service Class	31,061	1,295,369
	(16,337,234)	6,528,921

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Jennison Growth VP

FINANCIAL HIGHLIGHTS

For the period or years ended:

For a share outstanding throughout each period/year	Initial Class
June 30, 2013 (unaudited)	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
Net asset value
Beginning of period/year	$8.44	$7.84	$7.90	$7.04	$5.00	$8.25
Investment operations
Net investment income (loss)(A)	—	(B)	0.02	—	(B)	0.01	0.01	0.02
Net realized and unrealized gain (loss)	0.81	1.20	(0.05)	0.85	2.04	(2.99)
Total investment operations	0.81	1.22	(0.05)	0.86	2.05	(2.97)
Distributions
Net investment income	—	—	(B)	(0.01)	—	(B)	(0.01)	(0.01)
Net realized gains	—	(0.62)	—	—	—	(0.27)
Total distributions	—	(0.62)	(0.01)	—	(B)	(0.01)	(0.28)
Net asset value
End of period/year	$9.25	$8.44	$7.84	$7.90	$7.04	$5.00
Total return(C)	9.60	%(D)	15.77%	(0.63)%	12.26%	41.00%	(37.01)%
Net assets end of period/year (000’s)	$783,244	$853,011	$751,136	$1,456,916	$476,900	$192,623
Ratio and supplemental data
Expenses to average net assets	0.80	%(E)	0.80%	0.75%	0.78%	0.85%	0.86%
Net investment income (loss) to average net assets	0.08	%(E)	0.26%	0.06%	0.17%	0.16%	0.29%
Portfolio turnover rate	21	%(D)	59%	53%	72%	76%	74%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Annualized.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

For a share outstanding throughout each period/year	Service Class
June 30, 2013 (unaudited)	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
Net asset value
Beginning of period/year	$8.28	$7.72	$7.78	$6.95	$4.94	$8.16
Investment operations
Net investment income (loss)(A)	(0.01)	—	(B)	(0.01)	(0.01)	(0.01)	—	(B)
Net realized and unrealized gain (loss)	0.80	1.18	(0.05)	0.84	2.02	(2.95)
Total investment operations	0.79	1.18	(0.06)	0.83	2.01	(2.95)
Distributions
Net investment income	—	—	—	—	(B)	—	—
Net realized gains	—	(0.62)	—	—	—	(0.27)
Total distributions	—	(0.62)	—	—	(B)	—	(0.27)
Net asset value
End of period/year	$9.07	$8.28	$7.72	$7.78	$6.95	$4.94
Total return(C)	9.54	%(D)	15.41%	(0.77)%	11.97%	40.69%	(37.11)%
Net assets end of period/year (000’s)	$56,168	$51,067	$37,568	$34,487	$3,324	$695
Ratio and supplemental data
Expenses to average net assets	1.05	%(E)	1.05%	1.00%	1.03%	1.10%	1.11%
Net investment income (loss) to average net assets	(0.17	)%(E)	0.02%	(0.17)%	(0.07)%	(0.13)%	0.01%
Portfolio turnover rate	21	%(D)	59%	53%	72%	76%	74%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Annualized.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Jennison Growth VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2013

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Jennison Growth VP (the “Portfolio”) is a series of TST.

The Portfolio currently offers two classes of shares: Initial Class and Service Class.

Transamerica Asset Management, Inc. (“TAM”) provides continuous and regular investment advisory services to the Portfolio. TAM acts as a manager of managers, providing advisory services that include, without limitation, the design and development of each Portfolio and its investment strategy and the ongoing review and evaluation of that investment strategy including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for each Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending and implementing fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolios’ investments; regular review of sub-adviser performance and holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation of portfolio holdings; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolios’ Board of Trustees; oversight of preparation of prospectuses, shareholder reports and other disclosure materials and filings; and oversight of other service providers to the Portfolios, such as the custodian, the transfer agent, the administrator, the distributor, the Portfolios’ independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations for the Portfolios; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment advisory services. Where TAM employs sub-advisers, the sub-advisers carry out and effectuate the investment strategy designed for the Portfolios by TAM and are responsible, subject to TAM’s and the Board of Trustees oversight, for the day-to-day management of the Portfolios and for making decisions to buy, hold or sell a particular security.

Transamerica Fund Services, Inc. (“TFS”) provides supervisory and administrative services to each Portfolio. TFS’s supervisory and administrative services include performing certain administrative services for the Portfolios and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided for the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TFS has outsourced the provision of certain services as described below; to the extent agreed upon by TFS and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of net asset values; shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; recommending and implementing fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and its dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; preparation of agendas and supporting documents for and minutes of meetings of Trustees and committees of Trustees; and preparation of regular communications with the Trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TFS to perform supervisory and administrative services to the Portfolio. State Street performs back office services to support TFS, including furnishing financial and performance information about the Portfolios for inclusion in regulatory filings and Trustee and shareholder reports; preparing drafts of regulatory filings, Trustee materials, tax returns, expenses and budgeting; tax compliance testing; and maintaining books and records. TFS pays all expenses it incurs in connection with providing these services in the Amended and Restated Services Agreement with the exception of the costs of certain services specifically assumed by the Portfolios, as numerated within the Statement of Operations.

This report should be read in conjunction with the Portfolio’s current prospectus, which contains additional information about the Portfolio, including investment objectives and strategies.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of securities exposes the Portfolio to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Jennison Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 1. (continued)

additional collateral; (iii) the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrowed.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio (“Navigator”), a money market mutual fund registered under the 1940 Act. The Transamerica Asset Management family of mutual funds is a significant shareholder of the Navigator as of June 30, 2013. No individual portfolio has a significant holding in the Navigator.

By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees.

Such income is reflected separately in the Statement of Operations. Income from loaned securities in the Statement of Operations is net of fees and rebates earned by the lending agent for its services. The value of loaned securities and related collateral outstanding at June 30, 2013 are shown in the Schedule of Investments and the Statement of Assets and Liabilities.

Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

The open repurchase agreements and related collateral at June 30, 2013 are listed in the Schedule of Investments.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rates in effect when the investment was acquired. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country, or region.

Foreign taxes: The Portfolio may be subjected to taxes imposed by the countries in which they invest, with respect to their investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, has elected to place security transactions of the Portfolio with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions paid by the Portfolio be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

Commissions recaptured during the period ended June 30, 2013 of $42,070 are included in net realized gain (loss) in the Statement of Operations.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend date, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Jennison Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 1. (continued)

Real estate investment trust (“REITs”): Dividend income related to a REIT is recorded at management’s estimate of the income included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts.

There are certain additional risks involved in investing in REITs. These include, but are not limited to, economical conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class, based upon net assets. Each class bears its own specific expenses in addition to the non-class specific expenses.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The Portfolio’s Board of Trustees has delegated the valuation functions on a day-to-day basis to TAM, subject to board oversight. TAM has formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board of Trustees. These policies and procedures are reviewed at least annually by the Board of Trustees. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair market value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Jennison Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 2. (continued)

Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities (common and preferred stocks): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds, and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2 or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the net asset value of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2013, is disclosed in the Valuation Summary of the Schedule of Investments.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.

TAM, the Portfolio’s investment adviser, is directly owned by Western Reserve Life Assurance Co. of Ohio and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. AUSA is wholly owned by Aegon USA, LLC (“Aegon USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Aegon USA is owned by Aegon US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

TFS is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS, and TCI. No interested trustee receives compensation from the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Jennison Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 3. (continued)

The following schedule reflects the percentage of Portfolio assets owned by affiliated investment companies at June 30, 2013:

	Market Value	% of Net Assets
Transamerica Asset Allocation-Conservative VP	$20,231,322	2.41%
Transamerica Asset Allocation-Growth VP	85,089,810	10.14
Transamerica Asset Allocation-Moderate VP	174,212,180	20.75
Transamerica Asset Allocation-Moderate Growth VP	232,453,146	27.69
Transamerica BlackRock Tactical Allocation VP	53,287,937	6.35
Transamerica ING Balanced Allocation VP	24,383	0.00	(a)
Transamerica ING Conservative Allocation VP	2,055	0.00	(a)
Transamerica ING Moderate Growthl Allocation VP	10,437	0.00	(a)
Total	$565,311,270	67.34%

(a)	Rounds to less than 0.01%.

Investment advisory fees: The Portfolio pays management fees to TAM based on average daily net assets (“ANA”) at the following rates and breakpoints:

First $250 million	0.80%
Over $250 million up to $500 million	0.75%
Over $500 million up to $1 billion	0.70%
Over $1 billion	0.60%

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

Expense limit	Maximum Operating Expense Limit Effective Through
0.94%	May 1, 2014

TAM is entitled to reimbursement by the Portfolio of fees waived and/or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit.

During the period ended June 30, 2013, there were no amounts reimbursed/waived or recaptured by TAM. There were no amounts available for recapture by TAM as of June 30, 2013.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.
The Portfolio is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2014. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Jennison Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 3. (continued)

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. The Portfolio pays TFS an annual fee of 0.025% of ANA. The Legal fees in the Statement of Operations are for fees paid to external legal counsel.

Transfer agent services: TFS provides transfer agency services under the Administrative Agreement and is compensated for such services under that agreement. For the period ended June 30, 2013 amounts paid to TFS by the Portfolio are included in Transfer Agent in the Statement of Operations and amounts payable to TFS as of June 30, 2013 are included in Transfer agent fees in the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), as elected by the Trustee.

NOTE 4. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2013 were as follows:

Purchases of securities:
Long-term	$192,849,420
U.S. Government	—
Proceeds from maturities and sales of securities:
Long-term	333,027,486
U.S. Government	—

NOTE 5. FEDERAL INCOME TAX MATTERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Portfolio’s tax provisions taken or expected to be taken for all open tax years 2009 - 2012, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

NOTE 6. SUBSEQUENT EVENTS

On August 1, 2013, TAM voluntarily waived a portion of its advisory fee equal to the greater of $62,500, or 0.06% of the Portfolio’s average daily net assets. This voluntary waiver will be allocated to the Portfolio over a period of one year.

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Jennison Growth VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board”) held on June 12-13, 2013, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Jennison Growth VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”). The Board also reviewed and considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Investment Advisory Agreement, the “Agreements”) for the Portfolio between TAM and Jennison Associates LLC (the “Sub-Adviser”).

Following their review and consideration, the Trustees determined that the terms of the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable and that the renewal of each of the Agreements is in the best interests of the Portfolio and its shareholders. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Agreements through June 30, 2014. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the Agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and/or their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM and the Sub-Adviser; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment advisory and other services provided by TAM for the portion of the management fee it retains after payment of the sub-advisory fee. The Board noted that the investment advisory services include the design and development of the Portfolio and its investment strategy, TAM’s selection, ongoing oversight and monitoring of the Sub-Adviser, TAM’s daily supervision of the Portfolio’s investments and recommendations to change the Portfolio’s investment strategy or sub-adviser where it believes appropriate or advisable. The Board also noted that TAM provides services to all Transamerica mutual funds, including the Portfolio, in the form of oversight of the services provided by the funds’ administrator, custodian and transfer agent and supervision of the performance of recordkeeping, shareholder relations, regulatory reporting and compliance functions of the funds.

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2012.

The Board noted that the performance of the Initial Class of the Portfolio was above the median for its peer universe for the past 5- and 10-year periods, in line with the median for the past 1-year period and below the median for the past 3-year period. The Board also noted that the performance of the Initial Class of the Portfolio was above its benchmark for the past 1- and 10-year periods and below its benchmark for the past 3- and 5-year periods.

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be procured by TAM and provided by the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and that is competitive with other investment companies.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of other investment

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Jennison Growth VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by Strategic Insight, an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was above the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Initial Class of the Portfolio were above the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser and is paid by TAM and not the Portfolio. As a result, the Board principally considered the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any further economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from these economies of scale. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser and whether the Portfolio has achieved economies of scale in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered any other benefits derived by TAM, its affiliates and the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio. The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and its shareholders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement is in the best interests of the Portfolio and its shareholders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica JPMorgan Core Bond VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2013, and held for the entire period until June 30, 2013.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses(A)
Portfolio Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period(B)	Ending Account Value	Expenses Paid During Period(B)	Annualized Expense Ratio

Transamerica JPMorgan Core Bond VP
Initial Class	$1,000.00	$980.40	$2.72	$1,021.77	$2.78	0.56%
Service Class	1,000.00	978.70	3.93	1,020.55	4.01	0.81

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (179 days), and divided by the number of days in the year (365 days).

Schedule of Investments Composition

At June 30, 2013

(the following chart summarizes the Schedule of Investments of the portfolio by asset type)

(unaudited)

Asset Type	% of Net Assets
U.S. Government Agency Obligations	46.2%
U.S. Government Obligations	20.7
Corporate Debt Securities	15.1
Mortgage-Backed Securities	9.6
Asset-Backed Securities	6.5
Securities Lending Collateral	2.2
Foreign Government Obligations	0.9
Repurchase Agreement	0.6
Municipal Government Obligations	0.2
Convertible Bonds	0.0	(A)
Structured Notes Debt	0.0	(A)
Other Assets and Liabilities - Net	(2.0)
Total	100.0%

(A)	Amount rounds to less than 0.1%

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS

At June 30, 2013

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 20.7%
U.S. Treasury Bond
4.38%, 02/15/2038	$ 200,000	$ 234,188
4.50%, 05/15/2038	200,000	238,625
4.75%, 02/15/2037	390,000	481,163
5.00%, 05/15/2037	850,000	1,084,945
5.38%, 02/15/2031	150,000	195,398
6.13%, 08/15/2029	100,000	139,109
6.25%, 05/15/2030	425,000	602,106
6.63%, 02/15/2027	100,000	142,406
7.50%, 11/15/2016	2,550,000	3,117,375
8.00%, 11/15/2021	500,000	724,883
8.50%, 02/15/2020	815,000	1,159,528
8.75%, 05/15/2020 - 08/15/2020	2,700,000	3,934,124
11.25%, 02/15/2015	1,065,000	1,253,538
U.S. Treasury Inflation Indexed Bond
2.13%, 02/15/2040	215,190	261,523
2.50%, 01/15/2029	108,316	133,601
U.S. Treasury Inflation Indexed Note
0.13%, 04/15/2016	526,785	540,325
0.50%, 04/15/2015	375,589	384,949
1.13%, 01/15/2021	531,550	568,468
1.25%, 04/15/2014	714,259	724,024
2.00%, 01/15/2014	629,295	638,046
U.S. Treasury Note
0.25%, 10/31/2013	300,000	300,152
1.00%, 11/30/2019	400,000	381,094
1.38%, 11/30/2018	740,000	734,912
1.50%, 08/31/2018	2,000,000	2,005,624
1.75%, 10/31/2018	2,200,000	2,230,936
1.88%, 02/28/2014 - 04/30/2014	1,200,000	1,215,566
2.00%, 02/15/2022	200,000	195,609
2.25%, 01/31/2015 - 07/31/2018	905,000	938,390
2.50%, 03/31/2015	95,000	98,618
2.63%, 02/29/2016 - 11/15/2020	2,550,000	2,679,141
2.75%, 11/30/2016 - 12/31/2017	1,045,000	1,112,993
2.88%, 03/31/2018	700,000	750,750
3.13%, 10/31/2016 - 05/15/2021	1,800,000	1,934,965
3.25%, 12/31/2016 - 03/31/2017	5,750,000	6,227,888
3.38%, 07/31/2013 - 11/15/2019	850,000	866,934
3.50%, 02/15/2018 - 05/15/2020	1,400,000	1,543,219
3.63%, 02/15/2020 - 02/15/2021	750,000	835,238
4.00%, 02/15/2015	600,000	635,953
4.25%, 08/15/2013 - 11/15/2017	1,200,000	1,294,453
4.50%, 02/15/2016	500,000	551,367
4.75%, 08/15/2017	1,035,000	1,187,985
U.S. Treasury STRIPS
0.24%, 11/15/2014 (A)	100,000	99,668
0.64%, 05/15/2016 (A)	2,200,000	2,159,560
0.74%, 08/15/2016 (A)	2,850,000	2,784,681
0.84%, 11/15/2016 (A)	500,000	486,016
0.93%, 02/15/2017 (A)	10,850,000	10,489,324
1.13%, 08/15/2017 (A)	500,000	477,316
1.23%, 11/15/2017 (A)	250,000	237,027
1.33%, 02/15/2018 (A)	50,000	47,039
1.49%, 08/15/2018 (A)	100,000	92,711
1.63%, 02/15/2019 (A)	155,000	141,562
1.71%, 05/15/2019 (A)	150,000	135,751
1.77%, 08/15/2019 (A)	850,000	763,348
1.91%, 02/15/2020 (A)	350,000	308,662

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury STRIPS (continued)
1.96%, 05/15/2020 (A)	$ 150,000	$ 131,282
1.99%, 05/15/2020 (A)	7,102,000	6,203,696
2.05%, 08/15/2020 (A)	4,200,000	3,634,957
2.10%, 11/15/2020 (A)	195,000	167,264
2.19%, 02/15/2021 (A)	805,000	682,374
2.25%, 05/15/2021 (A)	4,050,000	3,401,230
2.31%, 08/15/2021 (A)	300,000	249,066
2.37%, 11/15/2021 (A)	3,000,000	2,464,983
2.42%, 02/15/2022 (A)	850,000	691,611
2.62%, 02/15/2023 (A)	750,000	584,633
2.66%, 05/15/2023 (A)	250,000	192,802
2.84%, 05/15/2024 (A)	200,000	147,331
2.89%, 08/15/2024 (A)	100,000	72,786
2.93%, 11/15/2024 (A)	200,000	143,865
3.10%, 02/15/2026 (A)	100,000	67,910
3.17%, 08/15/2026 (A)	70,000	46,414
3.19%, 11/15/2026 (A)	1,350,000	884,637
3.22%, 02/15/2027 (A)	950,000	615,598
3.25%, 05/15/2027 (A)	300,000	192,004
3.27%, 08/15/2027 (A)	300,000	189,832
3.29%, 11/15/2027 (A)	350,000	219,078
3.32%, 02/15/2028 (A)	430,000	265,896
3.34%, 05/15/2028 (A)	450,000	275,219
3.36%, 08/15/2028 (A)	450,000	272,224
3.38%, 11/15/2028 (A)	200,000	119,634
3.40%, 02/15/2029 (A)	750,000	443,564
3.41%, 05/15/2029 (A)	150,000	87,758
3.42%, 08/15/2029 (A)	500,000	289,653
3.44%, 11/15/2029 (A)	225,000	128,954
3.45%, 02/15/2030 (A)	1,325,000	751,676
3.47%, 08/15/2030 (A)	350,000	194,298
3.49%, 11/15/2030 (A)	275,000	150,969
3.50%, 05/15/2031 (A)	1,150,000	618,292
3.52%, 08/15/2031 (A)	350,000	186,201
3.53%, 11/15/2031 (A)	300,000	157,846
3.54%, 02/15/2032 (A)	550,000	286,395
3.55%, 05/15/2032 - 08/15/2032 (A)	250,000	128,594
3.56%, 11/15/2032 (A)	450,000	227,313
3.57%, 05/15/2033 - 08/15/2033 (A)	900,000	443,599
3.58%, 11/15/2033 (A)	600,000	290,921
3.59%, 02/15/2034 - 05/15/2034 (A)	425,000	203,554
3.60%, 08/15/2034 - 11/15/2034 (A)	600,000	280,202
3.61%, 02/15/2035 (A)	375,000	172,951
3.62%, 05/15/2035 (A)	550,000	251,023

Total U.S. Government Obligations (cost $86,343,248)		89,712,865

U.S. GOVERNMENT AGENCY OBLIGATIONS - 46.2%
Fannie Mae
0.41%, 06/25/2037 (B)	386,866	386,813
0.44%, 06/27/2036 (B)	245,114	243,141
0.45%, 11/25/2046 (B)	499,582	499,694
0.49%, 08/25/2041 (B)	485,883	486,899
0.54%, 01/01/2023 - 08/25/2036 (B)	2,228,510	2,232,697
0.55%, 01/01/2023 (B)	991,356	993,410
0.56%, 01/01/2023 (B)	991,688	993,319
0.59%, 01/01/2023 - 05/25/2027 (B)	1,564,215	1,573,006
0.65%, 01/01/2023 (B)	496,253	496,990
0.69%, 05/25/2035 - 10/25/2042 (B)	3,461,656	3,486,422

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Fannie Mae (continued)
0.72%, 08/25/2019 (B)	$ 604,661	$ 606,160
0.75%, 08/01/2022 (B)	983,217	984,862
0.94%, 01/01/2019 (B)	490,254	490,624
0.97%, 04/01/2022 (B)	600,000	601,005
1.09%, 03/25/2038 (B)	463,462	469,094
1.40%, 07/01/2017	1,000,000	999,652
1.42%, 06/01/2017 (A)	300,000	283,753
1.94%, 07/01/2019	1,000,000	1,006,791
1.99%, 01/01/2017	1,000,000	1,008,201
2.01%, 07/01/2019 - 06/01/2020	3,000,000	2,930,529
2.03%, 08/01/2019	1,015,000	1,002,862
2.34%, 01/01/2023	1,000,000	949,571
2.38%, 12/01/2022	1,000,000	954,120
2.38%, 01/01/2036 (B)	112,311	119,275
2.39%, 01/25/2023 (B)	1,000,000	928,667
2.40%, 02/01/2023	1,000,000	952,708
2.46%, 02/01/2023	992,823	952,322
2.51%, 06/01/2023	1,000,000	954,637
2.52%, 05/01/2023	1,000,000	937,850
2.65%, 08/01/2022	500,000	481,149
2.67%, 07/01/2022	1,500,000	1,447,884
2.70%, 01/01/2038 (B)	61,973	65,936
2.70%, 04/01/2023	1,498,148	1,459,445
2.97%, 11/01/2018	478,183	498,811
3.00%, 01/01/2043	991,500	949,437
3.03%, 12/01/2021	487,874	491,535
3.12%, 01/01/2022	500,000	506,249
3.38%, 01/01/2018	500,000	534,412
3.50%, 08/01/2032 - 06/01/2043	10,555,532	10,615,707
3.54%, 01/01/2018	482,407	517,705
3.59%, 10/01/2020	100,000	105,278
3.64%, 10/01/2020	1,394,317	1,470,799
3.65%, 07/25/2021	866,000	911,782
3.73%, 06/25/2021	500,000	523,444
3.74%, 06/01/2018	1,475,319	1,612,470
3.76%, 06/25/2021 - 07/25/2021	2,000,000	2,071,271
3.77%, 08/01/2021	700,000	739,910
3.86%, 07/01/2021	972,543	1,038,290
3.87%, 08/01/2021	976,729	1,043,029
3.92%, 08/01/2021	1,500,000	1,610,838
3.94%, 07/01/2021	500,000	537,013
3.97%, 06/01/2021 - 07/01/2021	977,513	1,054,849
3.98%, 08/01/2021	1,057,493	1,140,298
3.99%, 07/01/2021	485,185	525,017
4.00%, 07/01/2018 - 07/01/2042	4,306,100	4,476,058
4.02%, 08/01/2021	1,304,649	1,415,311
4.05%, 08/01/2021	976,635	1,060,235
4.06%, 07/01/2021 - 09/01/2021	1,486,738	1,616,143
4.16%, 03/01/2021	484,006	529,554
4.23%, 03/01/2020	937,734	1,032,214
4.24%, 06/01/2021	1,000,000	1,098,461
4.25%, 04/01/2021	500,000	549,369
4.29%, 06/01/2021	490,786	543,277
4.32%, 06/01/2021	781,054	862,429
4.37%, 04/01/2020	240,356	267,205
4.38%, 04/01/2021	400,000	442,659
4.39%, 05/01/2021	250,000	277,007
4.45%, 07/01/2026	488,648	527,530

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Fannie Mae (continued)
4.50%, 08/01/2018 - 08/25/2033	$ 1,299,729	$ 1,384,978
4.65%, 06/01/2021	975,967	1,095,109
5.00%, 12/01/2016 - 08/25/2040	5,857,972	6,355,835
5.50%, 03/01/2017 - 07/25/2038	6,279,141	6,898,387
5.75%, 06/25/2033	618,077	672,619
6.00%, 08/01/2014 - 11/25/2039	3,179,675	3,507,516
6.06%, 12/25/2042 (B)	221,703	246,983
6.45%, 10/25/2042 (B)	57,331	61,128
6.50%, 03/01/2017 - 05/25/2044	1,502,272	1,691,781
6.79%, 07/25/2023 (B)	340,461	381,491
6.83%, 12/25/2042 (B)	110,172	131,047
7.00%, 09/01/2017 - 11/25/2041	2,797,417	3,261,812
7.21%, 08/25/2033 (B)	83,592	81,428
8.00%, 05/25/2022 - 06/01/2039	94,432	108,972
9.00%, 10/01/2019	30,581	31,269
9.50%, 06/25/2018	53,681	59,392
10.00%, 03/25/2032 (B)	14,723	15,590
10.92%, 07/25/2035 (B)	151,332	195,335
12.18%, 09/25/2033 (B)	37,220	44,698
13.27%, 07/25/2033 (B)	70,673	83,322
13.61%, 03/25/2038 (B)	29,141	35,652
14.13%, 12/25/2032 (B)	22,991	30,302
15.12%, 11/25/2031 (B)	68,543	96,263
15.97%, 05/25/2034 (B)	81,103	109,893
16.89%, 07/25/2035 (B)	172,736	234,033
18.99%, 04/25/2034 - 05/25/2034 (B)	411,586	556,204
19.27%, 08/25/2032 (B)	81,085	102,591
22.43%, 06/25/2035 (B)	230,193	311,898
23.23%, 05/25/2034 (B)	33,118	52,654
23.86%, 03/25/2036 (B)	65,334	90,659
24.56%, 02/25/2032 (B)	19,445	31,810
25.43%, 10/25/2036 (B)	30,472	46,329
25.79%, 12/25/2036 (B)	49,388	72,533
Fannie Mae, IO
0.95%, 08/25/2042 (B)	772,902	7,751
1.73%, 01/25/2038 (B)	117,974	8,160
2.98%, 04/25/2041 (B)	378,098	29,337
3.67%, 07/25/2023 (C)	2,000,000	2,018,760
3.74%, 07/25/2023 (C)	500,000	509,530
4.00%, 10/25/2014	207,315	8,021
5.00%, 03/25/2023	180,446	12,495
5.50%, 05/25/2033	5,598	178
5.66%, 09/25/2038 (B)	556,453	79,745
5.72%, 02/25/2038 (B)	453,323	57,629
5.91%, 06/25/2037 (B)	269,924	43,996
5.99%, 12/25/2039 (B)	123,654	14,246
6.01%, 03/25/2038 (B)	101,883	12,154
6.23%, 04/25/2040 (B)	156,143	21,591
6.31%, 06/25/2023 (B)	91,238	11,061
6.34%, 01/25/2041 (B)	727,534	172,694
6.35%, 09/25/2037 (B)	160,057	25,095
6.36%, 02/25/2039 (B)	154,276	19,632
6.39%, 06/25/2036 (B)	121,106	16,785
6.50%, 05/25/2033	87,890	12,983
6.51%, 03/25/2036 (B)	1,573,445	304,754
6.96%, 07/25/2037 (B)	322,833	70,801
7.00%, 06/25/2033	96,239	11,768
Fannie Mae, PO
Zero Coupon, 12/25/2032 - 07/25/2036	751,326	687,239

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Fannie Mae, PO (continued)
Zero Coupon, 03/25/2036 - 11/25/2036	$ 775,232	$ 707,571
0.42%, 06/25/2035	77,635	77,295
1.00%, 04/25/2032	254	254
Fannie Mae STRIPS
0.74%, 08/25/2042 (B)	965,376	959,220
2.90%, 11/15/2021 (A)	400,000	313,069
Fannie Mae STRIPS, PO Zero Coupon, 09/01/2024 - 01/01/2033	215,681	206,536
Fannie Mae STRIPS, Series MTN 4.12%, 05/15/2030 (A)	400,000	203,998
Financing Corp. Fico STRIPS
Series 2010-P
1.63%, 11/30/2017 (A)	1,000,000	932,231
Series 2011-75, Class FA
1.75%, 05/11/2018 (A)	1,700,000	1,563,371
Financing Corp. Fico STRIPS, PO Series D-P 2.54%, 09/26/2019 (A)	1,000,000	871,387
Freddie Mac
0.59%, 10/15/2041 (B)	898,889	904,422
0.60%, 07/15/2037 (B)	804,315	802,475
0.63%, 02/15/2037 (B)	50,715	50,980
0.64%, 03/15/2039 - 01/15/2041 (B)	2,286,437	2,300,824
1.37%, 10/25/2044 (B)	427,987	432,141
2.21%, 07/01/2036 (B)	111,440	117,808
2.25%, 08/01/2036 - 10/01/2036 (B)	205,056	217,284
2.38%, 05/01/2036 (B)	78,998	83,901
2.45%, 03/01/2037 (B)	111,904	119,854
2.51%, 09/01/2034 (B)	116,537	124,473
2.59%, 10/01/2036 (B)	93,534	99,506
2.61%, 02/01/2037 (B)	225,751	239,621
2.70%, 11/01/2036 (B)	108,919	116,259
2.82%, 06/01/2036 (B)	331,003	355,734
3.50%, 01/01/2032 - 06/01/2043	6,863,678	7,071,745
4.00%, 05/01/2019 - 01/01/2043	3,989,144	4,189,829
4.50%, 02/15/2020 - 05/01/2041	901,524	948,164
4.85%, 02/01/2036 (B)	387,170	416,474
5.00%, 10/01/2017 - 05/15/2041	2,704,502	2,894,728
5.02%, 01/01/2035 (B)	122,031	131,517
5.50%, 03/15/2017 - 08/01/2038	5,537,994	6,110,370
5.50%, 05/15/2041 (B)	262,090	267,754
6.00%, 12/15/2013 - 09/15/2036	5,329,505	5,825,977
6.38%, 03/15/2032	261,709	284,222
6.39%, 12/01/2036 (B)	12,955	13,776
6.40%, 11/15/2023	90,878	101,500
6.50%, 10/15/2013 - 02/25/2043	2,256,237	2,534,768
6.71%, 07/25/2032 (B)	272,045	319,116
7.00%, 03/15/2024 - 02/25/2043	2,682,609	3,084,772
7.25%, 09/15/2030 - 12/15/2030	477,824	552,842
7.50%, 02/15/2023 - 08/15/2030	258,721	295,403
7.50%, 08/25/2042 (B)	105,674	127,446
8.00%, 01/15/2030	371,876	434,670
8.50%, 09/15/2020	41,944	45,773
9.88%, 07/15/2032 (B)	138,088	146,305
12.90%, 07/15/2033 (B)	99,881	119,477
13.82%, 05/15/2030 (B)	25,228	26,896
14.41%, 09/15/2033 (B)	28,291	33,150
16.86%, 02/15/2040 (B)	100,000	132,153
23.79%, 06/15/2034 (B)	175,128	245,910

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Freddie Mac, IO
2.86%, 01/15/2040 (B)	$ 451,772	$ 24,248
4.50%, 07/15/2037	350,287	33,018
5.50%, 07/15/2024	33,006	1,486
5.81%, 11/15/2037 - 02/15/2039 (B)	533,682	66,025
6.01%, 06/15/2038 (B)	729,095	114,486
6.18%, 10/15/2037 (B)	1,417,914	244,936
6.23%, 11/15/2037 (B)	234,664	31,402
6.61%, 04/15/2038 (B)	156,558	28,167
6.81%, 02/15/2033 (B)	161	0
6.91%, 03/13/2033 - 07/15/2036 (B)	140,934	24,081
7.36%, 02/15/2033 (B)	2,418	22
7.51%, 07/15/2017 (B)	95,782	6,392
7.81%, 03/15/2032 (B)	92,089	21,126
Freddie Mac, PO
Zero Coupon, 04/15/2020 - 07/15/2036	355,335	344,171
Zero Coupon, 03/15/2019 - 01/15/2040	986,860	951,930
0.50%, 03/15/2036	175,082	166,094
4.50%, 12/15/2032 - 02/15/2036	109,182	104,942
4.75%, 12/15/2032	26,362	26,156
5.50%, 02/15/2036	35,259	32,097
Freddie Mac STRIPS
0.64%, 09/15/2042 (B)	971,200	977,463
0.69%, 08/15/2042 - 10/15/2042 (B)	2,422,738	2,435,407
0.74%, 07/15/2042 (B)	963,823	972,116
3.00%, 01/15/2043	492,847	481,514
3.50%, 07/15/2042	1,253,387	1,270,679
Freddie Mac STRIPS, IO 5.00%, 09/15/2035	202,388	29,383
Ginnie Mae
0.50%, 08/20/2060 (B)	953,388	951,480
0.54%, 12/20/2062 (B)	487,246	483,550
0.61%, 03/20/2063 (B)	998,039	992,897
0.63%, 04/20/2060 (B)	961,246	959,831
0.65%, 11/20/2059 - 03/20/2060 (B)	853,002	853,115
0.67%, 01/20/2061 (B)	989,874	989,208
0.75%, 07/20/2062 (B)	296,697	298,174
0.78%, 09/20/2062 (B)	967,536	970,223
0.85%, 05/20/2061 (B)	399,745	401,691
0.90%, 05/20/2061 (B)	447,757	450,080
1.65%, 01/20/2063 - 02/20/2063	3,569,819	3,482,145
1.75%, 03/20/2063	1,000,973	978,522
5.00%, 04/16/2023 - 07/16/2033	1,656,070	1,887,573
5.50%, 12/20/2013 - 09/20/2039	2,896,480	3,221,565
5.52%, 07/20/2040 (B)	737,365	836,043
5.80%, 12/20/2038 (B)	308,165	338,515
6.00%, 08/20/2016 - 08/20/2039	1,030,614	1,132,409
6.50%, 10/16/2024 - 06/20/2033	3,870,847	4,501,488
7.00%, 07/15/2017	15,926	17,085
7.33%, 11/20/2030	32,834	37,976
7.50%, 11/20/2029	117,254	137,497
8.00%, 01/15/2016 - 06/20/2030	126,608	149,613
8.50%, 02/16/2030	344,659	415,617
9.00%, 05/16/2027	21,932	25,404
13.02%, 10/20/2037 (B)	90,339	110,428
15.97%, 06/17/2035 (B)	72,325	100,132
16.30%, 05/18/2034 (B)	46,469	55,694
19.13%, 04/16/2034 (B)	81,858	116,833
19.63%, 09/20/2037 (B)	47,748	63,579

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Ginnie Mae (continued)
22.60%, 04/20/2037 (B)	$ 126,624	$ 179,438
28.52%, 09/20/2034 (B)	66,130	102,386
31.67%, 04/20/2031 (B)	19,564	38,399
Ginnie Mae, IO
5.50%, 01/20/2032 - 10/16/2037	467,452	59,863
5.51%, 12/20/2038 (B)	162,368	21,838
5.64%, 02/20/2038 (B)	263,496	38,761
5.81%, 11/20/2037 (B)	247,740	33,211
5.89%, 06/20/2039 (B)	211,090	28,683
5.91%, 10/20/2034 - 08/20/2039 (B)	678,326	94,970
6.01%, 03/20/2037 - 06/20/2038 (B)	495,915	69,975
6.08%, 04/20/2039 (B)	262,826	36,243
6.11%, 09/20/2035 - 03/20/2039 (B)	693,357	100,754
6.16%, 03/20/2039 (B)	243,903	34,227
6.21%, 05/16/2038 - 06/16/2039 (B)	936,602	126,286
6.28%, 06/16/2037 (B)	220,171	31,155
6.31%, 03/16/2034 - 10/20/2037 (B)	671,979	72,583
6.36%, 11/20/2037 - 12/20/2037 (B)	249,895	37,670
6.50%, 03/20/2039	122,372	20,073
6.51%, 07/20/2036 (B)	161,608	18,687
6.56%, 11/20/2033 - 07/20/2037 (B)	518,276	75,069
6.58%, 08/20/2037 (B)	357,272	53,115
6.62%, 04/16/2037 (B)	120,275	21,958
6.71%, 03/20/2038 (B)	137,393	21,397
6.76%, 10/20/2032 (B)	282,597	23,406
7.76%, 04/16/2032 (B)	176,607	45,579
Ginnie Mae, PO
Zero Coupon, 02/17/2033 - 03/20/2037	394,449	370,651
Zero Coupon, 03/16/2033 - 06/16/2033	133,457	121,444
5.90%, 11/16/2037	61,940	53,041
6.33%, 01/20/2038	75,633	66,213
NCUA Guaranteed Notes Trust
Series 2010-C1, Class A2
2.90%, 10/29/2020	700,000	730,627
Series 2010-C1, Class APT
2.65%, 10/29/2020	905,445	940,075
Residual Funding Corp., Principal STRIPS, PO
2.06%, 10/15/2020 (A)	1,220,000	1,031,046
2.13%, 10/15/2019 (A)	1,950,000	1,711,338
2.45%, 07/15/2020 (A)	4,950,000	4,229,706
Tennessee Valley Authority
4.63%, 09/15/2060	22,000	21,135
5.25%, 09/15/2039	300,000	337,538
5.88%, 04/01/2036	150,000	185,992
Tennessee Valley Authority Generic STRIPS 2.17%, 05/01/2019 (A)	200,000	174,848
Tennessee Valley Authority Principal STRIPS
4.22%, 11/01/2025 (A)	750,000	471,832
4.55%, 01/15/2038 (A)	150,000	52,151

Total U.S. Government Agency Obligations (cost $199,153,255)		200,795,024

FOREIGN GOVERNMENT OBLIGATIONS - 0.9%
African Development Bank 8.80%, 09/01/2019	225,000	296,965

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Israel Government AID Bond
Zero Coupon, 03/15/2019 - 02/15/2022 (A)	$ 2,500,000	$ 2,076,058
5.50%, 09/18/2033	100,000	121,480
Series 2010-Z
Zero Coupon, 02/15/2025 (A)	500,000	331,212
Mexico Government International Bond, Series GMTN
4.75%, 03/08/2044	60,000	53,400
7.50%, 04/08/2033	300,000	381,000
Province of Ontario Canada
0.95%, 05/26/2015	250,000	251,592
1.65%, 09/27/2019 (D)	173,000	165,267
2.70%, 06/16/2015	100,000	103,968

Total Foreign Government Obligations (cost $3,773,217)		3,780,942

MORTGAGE-BACKED SECURITIES - 9.6%
A10 Securitization LLC
Series 2012-1, Class A
3.49%, 04/15/2024 - 144A	158,225	159,922
Series 2013-1, Class A
2.40%, 11/15/2025 - 144A	250,000	247,776
AJAX Mortgage Loan Trust
Series 2013-A, Class A
3.50%, 02/25/2051 - 144A (B)	471,872	466,217
Series 2013-B, Class A1
3.75%, 03/25/2052 - 144A (B)	468,344	469,138
American General Mortgage Loan Trust
Series 2009-1, Class A5
5.75%, 09/25/2048 - 144A (B)	127,541	127,128
Series 2009-1, Class A7
5.75%, 09/25/2048 - 144A (B)	200,000	205,924
Series 2010-1A, Class A1
5.15%, 03/25/2058 - 144A (B)	51,984	52,441
Series 2010-1A, Class A2
5.65%, 03/25/2058 - 144A (B)	143,570	150,226
American Tower Trust I 1.55%, 03/15/2018 - 144A	63,000	61,909
ASG Resecuritization Trust
Series 2009-1, Class A60
2.23%, 06/26/2037 - 144A (B)	151,883	149,641
Series 2009-2, Class A55
4.91%, 05/24/2036 - 144A (B)	50,517	51,799
Series 2009-3, Class A65
2.29%, 03/26/2037 - 144A (B)	204,764	207,793
Series 2009-4, Class A60
6.00%, 06/28/2037 - 144A	153,284	156,847
Series 2010-3, Class 2A22
0.36%, 10/28/2036 - 144A (B)	40,708	40,454
Banc of America Alternative Loan Trust
Series 2003-7, Class 1CB1
5.50%, 09/25/2033	241,176	245,463
Series 2003-7, Class 2A4
5.00%, 09/25/2018	29,841	30,501
Banc of America Commercial Mortgage, Inc.
Series 2005-6, Class ASB 5.36%, 09/10/2047 (B)	60,140	60,807

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Banc of America Funding Corp.
Series 2005-E, Class 4A1
2.69%, 03/20/2035 (B)	$ 298,737	$ 296,954
Series 2010-R11A, Class 1A6
5.29%, 08/26/2035 - 144A (B)	110,958	113,634
Series 2010-R5, Class 1A1
5.50%, 10/26/2037 - 144A	162,787	165,903
Series 2012-R6, Class 1A1
3.00%, 10/26/2039 - 144A	370,795	366,694
Banc of America Funding Corp., PO
Series 2004-1
Zero Coupon, 03/25/2034	52,351	47,036
Series 2005-7, Class 30
Zero Coupon, 11/25/2035	77,128	60,433
Series 2005-8, Class 30
Zero Coupon, 01/25/2036	26,994	19,929
Banc of America Merrill Lynch Commercial Mortgage, Inc.
Series 2005-3, Class AM
4.73%, 07/10/2043	50,000	52,189
Series 2006-3, Class A4
5.89%, 07/10/2044 (B)	155,000	171,911
Series 2006-5, Class A4
5.41%, 09/10/2047	75,000	82,553
Banc of America Mortgage Securities, Inc.
Series 2003-J, Class 3A2
2.96%, 11/25/2033 (B)	238,589	236,047
Series 2004-3, Class 1A26
5.50%, 04/25/2034	248,001	253,346
Series 2004-6, Class 1A3
5.50%, 05/25/2034	172,346	179,913
Banc of America Re-REMIC Trust
Series 2012-PARK, Class A 2.96%, 12/10/2030 - 144A	100,000	93,829
BB-UBS Trust
Series 2012-SHOW, Class A
3.43%, 11/05/2036 - 144A	450,000	421,415
Series 2012-TFT, Class A
2.89%, 06/05/2030 - 144A	350,000	328,709
BCAP LLC Trust
Series 2010-RR7, Class 2A1
2.33%, 07/26/2045 - 144A (B)	202,922	196,886
Series 2011-RR10, Class 2A1
0.95%, 09/26/2037 - 144A (B)	377,022	339,462
Series 2012-RR10
0.38%, 05/26/2036 - 144A (B)	411,091	382,341
Series 2012-RR10, Class 1A1
0.42%, 02/26/2037 - 144A (B)	426,120	399,150
Series 2012-RR2, Class 1A1
0.36%, 08/26/2036 - 144A (B)	325,922	314,152
Series 2012-RR3, Class 2A5
2.18%, 05/26/2037 - 144A (B)	331,535	328,038
Series 2012-RR4, Class 8A3
0.42%, 06/26/2047 - 144A (B)	430,536	407,651
Bear Stearns Adjustable Rate Mortgage Trust
Series 2006-1, Class A1
2.37%, 02/25/2036 (B)	209,631	201,252

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Bear Stearns Alt-A Trust
Series 2004-6, Class 1A 0.83%, 07/25/2034 (B)	$ 526,363	$ 499,000
CAM Mortgage Trust
Series 2013-1, Class A 3.97%, 11/25/2057 - 144A (B)	335,284	331,093
CD Commercial Mortgage Trust Series 2005-CD1, Class AJ 5.39%, 07/15/2044 (B)	100,000	104,678
Chase Mortgage Finance Corp.
Series 2004-S3, Class 2A5
5.50%, 03/25/2034	127,978	133,553
Series 2007-A1, Class 1A3
2.91%, 02/25/2037 (B)	288,969	285,016
Series 2007-A2, Class 2A1
3.03%, 07/25/2037 (B)	121,106	119,881
Citigroup Commercial Mortgage Trust 2.11%, 01/12/2018	99,259	99,434
Citigroup Mortgage Loan Trust, Inc.
Series 2003-1, Class 2A5
5.25%, 10/25/2033	101,341	103,597
Series 2010-8, Class 5A6
4.00%, 11/25/2036 - 144A	765,832	772,079
Series 2010-8, Class 6A6
4.50%, 12/25/2036 - 144A	819,781	840,522
Series 2011-10, Class 4A1
0.38%, 02/25/2046 - 144A (B)	100,241	96,091
Series 2011-3, Class 1A1
0.27%, 02/25/2047 - 144A (B)	25,617	25,532
Series 2011-5, Class 1A1
0.38%, 02/25/2046 - 144A (B)	78,854	73,552
Series 2012-A, Class A
2.50%, 06/25/2051 - 144A	136,590	135,224
Commercial Mortgage Pass-Through Certificates
Series 2013-SFS, Class A2
2.99%, 04/12/2035 - 144A	125,000	115,803
Series 2012-MVP, Class A
2.14%, 11/17/2026 - 144A (B)	98,859	99,523
Countrywide Alternative Loan Trust
Series 2004-18CB, Class 2A4
5.70%, 09/25/2034	63,104	64,294
Series 2004-2CB, Class 1A9
5.75%, 03/25/2034	429,146	422,080
Series 2005-28CB, Class 1A4
5.50%, 08/25/2035	414,803	390,211
Series 2005-54CB, Class 1A11
5.50%, 11/25/2035	165,503	149,293
Countrywide Alternative Loan Trust, IO
Series 2005-20CB, Class 3A8
4.56%, 07/25/2035 (B)	689,200	98,303
Series 2005-22T1, Class A2
4.88%, 06/25/2035 (B)	1,178,650	210,777
Series 2005-J1, Class 1A4
4.91%, 02/25/2035 (B)	629,695	82,860
Countrywide Alternative Loan Trust, PO Series 2003-J1 Zero Coupon, 10/25/2033	41,449	33,928

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2004-3, Class A26
5.50%, 04/25/2034	$ 238,883	$ 245,376
Series 2004-3, Class A4
5.75%, 04/25/2034	143,330	148,263
Series 2004-7, Class 2A1
2.71%, 06/25/2034 (B)	58,540	56,879
Series 2004-8, Class 2A1
4.50%, 06/25/2019	58,982	60,928
Series 2004-HYB1, Class 2A
2.81%, 05/20/2034 (B)	55,515	51,726
Series 2005-22, Class 2A1
3.00%, 11/25/2035 (B)	321,332	257,711
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-21, Class 1A4
5.25%, 09/25/2033	98,616	102,783
Series 2003-27, Class 5A4
5.25%, 11/25/2033	109,360	112,529
Series 2004-5, Class 3A1
5.25%, 08/25/2019	51,894	53,462
Credit Suisse Mortgage Capital Certificates
Series 2006-C2, Class A3
5.86%, 03/15/2039 (B)	150,000	163,878
Series 2010-11R, Class A6
1.19%, 06/28/2047 - 144A (B)	1,073,723	994,972
Series 2010-12R, Class 14A1
2.78%, 09/26/2046 - 144A (B)	56,837	56,725
Series 2011-1R, Class A1
1.19%, 02/27/2047 - 144A (B)	230,153	228,616
Series 2011-6R, Class 3A1
2.75%, 07/28/2036 - 144A (B)	95,438	92,847
Series 2011-7R, Class A1
1.44%, 08/28/2047 - 144A (B)	224,467	223,474
Series 2011-9R, Class A1
2.19%, 03/27/2046 - 144A (B)	328,827	328,656
Series 2012-3R, Class 1A1
3.25%, 07/27/2037 - 144A (B)	194,603	194,474
CW Capital Cobalt, Ltd. Series 2006-C1, Class A4 5.22%, 08/15/2048	75,000	81,280
DBRR Trust
Series 2012-EZ1, Class A
0.95%, 09/25/2045 - 144A	108,973	109,187
Series 2013-EZ2, Class A
0.85%, 02/25/2045 - 144A (B)	491,049	490,881
Fontainebleau Miami Beach Trust Series 2012-FBLU, Class A 2.89%, 05/05/2027 - 144A	329,295	331,804
GMAC Mortgage Corp., Loan Trust
Series 2003-J7, Class A10
5.50%, 11/25/2033	50,688	52,246
Series 2004-J5, Class A7
6.50%, 01/25/2035	80,466	85,397
Greenwich Capital Commercial Funding Corp. Series 2006-GG7, Class AM 6.06%, 07/10/2038 (B)	50,000	54,633

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Corp. II Series 2013-KING, Class A 2.71%, 12/10/2027 - 144A	$ 152,232	$ 150,415
GS Mortgage Securities Trust 2.32%, 01/10/2030 - 144A	100,000	99,080
GSMPS Mortgage Loan Trust
Series 2005-RP2, Class 1AF
0.54%, 03/25/2035 - 144A (B)	287,439	244,311
Series 2005-RP3, Class 1AF
0.54%, 09/25/2035 - 144A (B)	173,351	143,610
GSR Mortgage Loan Trust
Series 2004-6F, Class 2A4
5.50%, 05/25/2034	231,463	244,855
Series 2004-8F, Class 2A3
6.00%, 09/25/2034	201,747	210,961
Series 2005-7F, Class 3A9
6.00%, 09/25/2035	267,742	272,151
Series 2006-1F, Class 2A4
6.00%, 02/25/2036	218,917	206,909
Series 2007-1F, Class 2A4
5.50%, 01/25/2037	415,221	406,705
Homeowner Assistance Program Reverse Mortgage Loan Trust Series 2013-RM1, Class A 4.00%, 05/26/2053 - 144A (E)	999,702	982,877
Impac Secured Assets CMN Owner Trust
Series 2006-1, Class 2A1
0.54%, 05/25/2036 (B)	190,317	185,994
Series 2006-2, Class 2A1
0.54%, 08/25/2036 (B)	80,335	75,614
IndyMac Index Mortgage Loan Trust, IO Series 2005-AR11, Class A7 1.00%, 08/25/2035 (B)	1,235,718	193
JPMorgan Chase Commercial Mortgage Pass- Through Certificate Series 2003-PM1A, Class A4 5.33%, 08/12/2040 (B)	23,307	23,309
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2006-CB15, Class A4
5.81%, 06/12/2043 (B)	131,000	143,874
Series 2007-C1, Class A4
5.72%, 02/15/2051	500,000	558,378
JPMorgan Chase Commercial Mortgage Securities Corp., IO Series 2006-LDP8, Class X 0.73%, 05/15/2045 (B)	4,857,158	73,134
JPMorgan Mortgage Trust Series 2006-A2, Class 5A3 2.89%, 11/25/2033 (B)	129,234	128,761
Kondaur Mortgage Asset Trust Series 2013-1, Class A 4.46%, 09/25/2018	1,000,000	1,000,000
Ladder Capital Commercial Mortgage Trust Series 2013-GCP, Class A2 3.99%, 02/15/2036 - 144A	154,000	144,606
LB-UBS Commercial Mortgage Trust Series 2007-C2, Class A3 5.43%, 02/15/2040	200,000	219,375

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
LVII Resecuritization Trust Series 2009-2, Class M3 5.10%, 09/27/2037 - 144A (B)	$ 300,000	$ 307,814
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1
2.67%, 04/21/2034 (B)	160,395	162,326
Series 2004-13, Class 3A7
2.63%, 11/21/2034 (B)	93,512	95,431
Series 2004-3, Class 4A2
2.43%, 04/25/2034 (B)	49,025	47,987
MASTR Alternative Loan Trust
Series 2004-10, Class 1A1
4.50%, 09/25/2019	77,332	79,023
Series 2004-5, Class 5A1
4.75%, 06/25/2019	67,996	68,893
MASTR Asset Securitization Trust Series 2003-10, Class 3A1 5.50%, 11/25/2033	168,574	176,821
MASTR Resecuritization Trust, PO Series 2005, Class 3 Zero Coupon, 05/28/2035 - 144A	143,356	114,685
Merrill Lynch Mortgage Investors Trust Series 2004-1, Class 2A1 2.27%, 12/25/2034 (B)	201,939	200,635
Merrill Lynch Mortgage Trust Series 2005-MCP1, Class ASB 4.67%, 06/12/2043 (B)	93,129	93,027
Morgan Stanley Capital I Trust
Series 2004-HQ4, Class A7
4.97%, 04/14/2040	121,829	125,205
Series 2011-C3, Class A3
4.05%, 07/15/2049	100,000	105,573
Morgan Stanley Re-REMIC Trust
Series 2009-IO, Class A2
5.00%, 07/17/2056 - 144A	47,230	47,348
Series 2010-C30A, Class A3A
3.25%, 12/17/2043 - 144A	3,393	3,389
Series 2011-IO, Class A
2.50%, 03/23/2051 - 144A	91,479	92,308
Series 2012-XA, Class A
2.00%, 07/27/2049 - 144A	588,048	595,399
Series 2012-XA, Class B
0.25%, 07/27/2049 - 144A	150,000	123,600
1.00%, 03/27/2051 - 144A	304,667	301,145
Morgan Stanley Re-REMIC Trust, PO Series 2009-IO, Class B Zero Coupon, 07/17/2056 - 144A	350,000	343,000
MortgageIT Trust Series 2005-1, Class 1A1 0.51%, 02/25/2035 (B)	73,096	69,345
Nomura Asset Acceptance Corp.
Series 2003-A1, Class A2
6.00%, 05/25/2033	13,406	14,087
Series 2003-A1, Class A5
7.00%, 04/25/2033	18,405	19,343
NorthStar Mortgage Trust Series 2012-1, Class A 1.39%, 08/25/2029 - 144A (B)	333,869	332,830

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
PHH Alternative Mortgage Trust, IO Series 2007-2, Class 2X 6.00%, 05/25/2037	$ 382,266	$ 77,969
RALI Trust
Series 2002-QS16, Class A3
16.22%, 10/25/2017 (B)	17,045	17,942
Series 2003-QS19, Class A1
5.75%, 10/25/2033	138,755	148,135
Series 2003-QS3, Class A2
16.08%, 02/25/2018 (B)	18,175	19,924
Series 2004-QS3, Class CB
5.00%, 03/25/2019	141,761	147,575
RAMP Trust
Series 2004-RS11, Class M1
0.81%, 11/25/2034 (B)	291,754	282,509
Series 2006-RZ1, Class A3
0.49%, 03/25/2036 (B)	300,000	279,019
RBSCF Trust Series 2013-SMV, Class A 3.26%, 03/11/2031 - 144A	160,000	148,040
RBSSP Resecuritization Trust Series 2010-9, Class 7A5 4.00%, 05/26/2037 - 144A (B)	162,914	166,495
RCMC LLC Series 2012-CRE1, Class A 5.62%, 11/15/2044 - 144A	232,211	231,644
RFMSI Trust, PO Series 2004-S6, Class 2A6 Zero Coupon, 06/25/2034	33,209	28,586
Sequoia Mortgage Trust
Series 2003-1, Class 1A
0.95%, 04/20/2033 (B)	166,907	161,564
Series 2004-11, Class A1
0.49%, 12/20/2034 (B)	271,503	257,311
Springleaf Mortgage Loan Trust
Series 2011-1A, Class A1
4.05%, 01/25/2058 - 144A (B)	190,730	197,069
Series 2011-1A, Class A2
5.45%, 01/25/2058 - 144A (B)	300,000	314,722
Series 2012-1A, Class A
2.67%, 09/25/2057 - 144A (B)	162,683	165,879
Series 2012-1A, Class M3
6.00%, 09/25/2057 - 144A (B)	250,000	264,185
Series 2012-2A, Class A
2.22%, 10/25/2057 - 144A (B)	386,301	391,905
Series 2012-2A, Class M4
6.00%, 10/25/2057 - 144A (B)	300,000	308,563
Series 2012-3A, Class A
1.57%, 12/25/2059 - 144A (B)	507,982	510,440
Series 2012-3A, Class M1
2.66%, 12/25/2059 - 144A (B)	103,000	104,484
Series 2012-3A, Class M2
3.56%, 12/25/2059 - 144A (B)	165,000	168,193
Series 2013-1A, Class A
1.27%, 06/25/2058 - 144A (B)	420,510	421,241
Series 2013-1A, Class M1
2.31%, 06/25/2058 - 144A (B)	166,000	166,286
Series 2013-1A, Class M2
3.14%, 06/25/2058 - 144A (B)	108,000	108,316

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Springleaf Mortgage Loan Trust (continued)
Series 2013-1A, Class M3
3.79%, 06/25/2058 - 144A (B)	$ 127,000	$ 127,373
Structured Asset Mortgage Investments II Trust Series 2004-AR1, Class 1A1 0.89%, 03/19/2034 (B)	699,606	670,637
Structured Asset Mortgage Investments, Inc.
Series 2003-AR4, Class A1
0.89%, 01/19/2034 (B)	794,828	759,610
Series 2004-AR5, Class 1A1
0.85%, 10/19/2034 (B)	96,976	95,093
Series 2005-AR5, Class A3
0.44%, 07/19/2035 (B)	367,285	356,568
Thornburg Mortgage Securities Trust Series 2004-4, Class 3A 2.24%, 12/25/2044 (B)	305,352	299,560
TIAA Seasoned Commercial Mortgage Trust Series 2007-C4, Class A3 5.53%, 08/15/2039 (B)	40,241	41,876
UBS-BAMLL Trust Series 2012-WRM, Class A 3.66%, 06/10/2030 - 144A	231,000	224,414
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class A4
3.53%, 05/10/2063	130,000	127,874
Series 2013-C6, Class A4
3.24%, 04/10/2046	286,000	272,247
UBS-Barclays Commercial Mortgage Trust, IO Series 2012-C2, Class XA 1.97%, 05/10/2063 - 144A (B)	1,081,029	104,071
Vendee Mortgage Trust Series 1997-1, Class 2Z 7.50%, 02/15/2027	684,699	785,119
Vericrest Opportunity Loan Transferee
Series 2012-NL2A, Class A1
2.49%, 02/26/2052 - 144A	265,452	265,951
Series 2012-NL3A, Class A
2.73%, 11/25/2060 - 144A (B)	515,266	518,693
Series 2013-1A, Class A
3.11%, 11/25/2050 - 144A (B)	709,665	708,547
VNO Mortgage Trust Series 2012-6AVE, Class A 3.00%, 11/15/2030 - 144A	194,235	181,068
Wachovia Bank Commercial Mortgage Trust Series 2005-C22, Class A4 5.47%, 12/15/2044 (B)	300,000	324,661
Wachovia Bank Commercial Mortgage Trust, IO Series 2006-C24, Class XC 0.28%, 03/15/2045 - 144A (B)	13,986,489	56,394
WaMu Mortgage Pass-Through Certificates
Series 2003-AR11, Class A6
2.46%, 10/25/2033 (B)	261,532	260,381
Series 2003-AR6, Class A1
2.44%, 06/25/2033 (B)	94,975	95,388
Series 2003-S3, Class 1A4
5.50%, 06/25/2033	132,594	137,631

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
WaMu Mortgage Pass-Through Certificates (continued)
Series 2003-S9, Class A8
5.25%, 10/25/2033	$ 170,846	$ 179,054
Series 2004-AR3, Class A2
2.46%, 06/25/2034 (B)	48,899	48,671
Series 2005-4, Class CB7
5.50%, 06/25/2035	326,428	302,771
WaMu Mortgage Pass-Through Certificates, IO
Series 2005-2, Class 1A4
4.86%, 04/25/2035 (B)	1,099,147	196,985
Series 2005-3, Class CX
5.50%, 05/25/2035	367,583	99,952
WaMu Mortgage Pass-Through Certificates, PO Series 2003-MS7, Class P Zero Coupon, 03/25/2033	21,743	18,491
Wells Fargo Commercial Mortgage Trust 2.80%, 03/18/2028 - 144A (B)	400,000	379,491
Wells Fargo Mortgage Backed Securities Trust
Series 2003-G, Class A1
4.18%, 06/25/2033 (B)	217,046	215,520
Series 2003-K, Class 1A1
4.48%, 11/25/2033 (B)	39,264	39,336
Series 2004-BB, Class A4
2.63%, 01/25/2035 (B)	44,898	45,138
Series 2004-EE, Class 3A1
2.89%, 12/25/2034 (B)	52,879	52,596
Series 2004-I, Class 1A1
2.78%, 07/25/2034 (B)	226,272	225,525
Series 2004-P, Class 2A1
2.61%, 09/25/2034 (B)	303,067	303,433
Series 2004-V, Class 1A1
2.65%, 10/25/2034 (B)	100,630	102,083
Series 2005-AR8, Class 2A1
2.72%, 06/25/2035 (B)	73,357	73,608
Wells Fargo Mortgage Loan Trust Series 2012-RR1, Class A1 2.85%, 08/27/2037 - 144A (B)	99,057	99,324
Wells Fargo Re-REMIC Trust Series 2012-IO, Class A 1.75%, 08/20/2021 - 144A	388,854	389,087

Total Mortgage-Backed Securities (cost $40,621,726)		41,515,007

ASSET-BACKED SECURITIES - 6.5%
Academic Loan Funding Trust Series 2012-1A, Class A1 0.99%, 12/27/2022 - 144A (B)	176,408	178,130
Ally Auto Receivables Trust
Series 2012-1, Class A3
0.93%, 02/16/2016	106,000	106,254
Series 2012-3, Class A3
0.85%, 08/15/2016 - 144A	69,000	69,096
Series 2012-4, Class A2
0.48%, 05/15/2015	194,268	194,185
Series 2012-5, Class A2
0.45%, 07/15/2015	293,670	293,537

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
American Credit Acceptance Receivables Trust
Series 2012-1, Class A2
3.04%, 10/15/2015 - 144A	$ 35,736	$ 35,921
Series 2012-2, Class A
1.89%, 07/15/2016 - 144A	207,282	207,828
Series 2012-3, Class A
1.64%, 11/15/2016 - 144A	161,242	161,017
Series 2013-1, Class A
1.45%, 04/16/2018 - 144A	244,153	243,665
AmeriCredit Automobile Receivables Trust
Series 2010-3, Class A3
1.14%, 04/08/2015	11,227	11,231
Series 2011-4, Class A2
0.92%, 03/09/2015	3,912	3,912
Series 2011-4, Class A3
1.17%, 05/09/2016	283,000	283,779
Series 2011-5, Class A3
1.55%, 07/08/2016	159,341	160,500
Series 2012-1, Class A2
0.91%, 10/08/2015	34,913	34,951
Series 2012-2, Class A3
1.05%, 10/11/2016	49,000	49,071
Series 2012-3, Class A2
0.71%, 12/08/2015	116,189	116,248
Series 2012-3, Class A3
0.96%, 01/09/2017	100,000	100,081
Series 2012-4, Class A2
0.49%, 04/08/2016	84,252	84,208
Series 2012-5, Class A2
0.51%, 01/08/2016	120,812	120,736
Series 2012-5, Class A3
0.62%, 06/08/2017	48,000	47,667
Series 2013-1, Class A2
0.49%, 06/08/2016	131,000	130,883
Series 2013-1, Class A3
0.61%, 10/10/2017	53,000	52,630
Ascentium Equipment Receivables LLC Series 2012-1A, Class A 1.83%, 09/15/2019 - 144A	94,678	94,515
Bank of America Auto Trust
Series 2010-2, Class A4
1.94%, 06/15/2017	76,085	76,421
Series 2012-1, Class A3
0.78%, 06/15/2016	118,000	118,082
BMW Vehicle Lease Trust
Series 2012-1, Class A3
0.75%, 02/20/2015	93,000	93,084
Series 2013-1, Class A2
0.40%, 01/20/2015	182,000	181,710
Series 2013-1, Class A3
0.54%, 09/21/2015	119,000	118,586
BXG Receivables Note Trust Series 2012-A, Class A 2.66%, 12/02/2027 - 144A	140,460	138,476
California Republic Auto Receivables Trust Series 2012-1, Class A 1.18%, 08/15/2017 - 144A	197,714	197,235

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Capital Auto Receivables Asset Trust Series 2013-1, Class A2 0.62%, 07/20/2016	$ 141,000	$ 140,704
CarMax Auto Owner Trust
Series 2011-1, Class A3
1.29%, 09/15/2015	47,027	47,148
Series 2011-1, Class A4
2.16%, 09/15/2016	130,000	132,124
Series 2011-3, Class A3
1.07%, 06/15/2016	270,000	270,964
Series 2012-3, Class A2
0.43%, 09/15/2015	205,941	205,751
Series 2013-1, Class A3
0.60%, 10/16/2017	181,000	179,181
CarNow Auto Receivables Trust Series 2013-1A, Class A 1.16%, 10/16/2017 - 144A	195,000	194,813
Chase Funding Mortgage Loan Asset-Backed Certificates Series 2003-6, Class 1A7 4.28%, 11/25/2034 (E)	107,503	108,437
CNH Equipment Trust
Series 2012-A, Class A2
0.65%, 07/15/2015	205	205
Series 2012-A, Class A3
0.94%, 05/15/2017	99,000	99,202
Series 2012-C, Class A2
0.44%, 02/16/2016	468,413	468,145
Concord Funding Co. LLC
Series 2012-2, Class A
3.15%, 01/15/2017 - 144A	350,000	350,000
Series 2013-1, Class A
2.42%, 02/15/2015 - 144A	200,000	196,000
CPS Auto Trust
Series 2011-C, Class A
4.21%, 03/15/2019 - 144A	87,714	90,783
Series 2012-A, Class A
2.78%, 06/17/2019 - 144A	48,225	49,004
Series 2012-B, Class A
2.52%, 09/16/2019 - 144A	291,203	294,604
Series 2012-C, Class A
1.82%, 12/16/2019 - 144A	172,909	173,698
Series 2012-D, Class A
1.48%, 03/16/2020 - 144A	88,019	88,006
Series 2013-A, Class A
1.31%, 06/15/2020 - 144A	196,471	195,676
Credit Acceptance Auto Loan Trust Series 2012-2A, Class A 1.52%, 03/16/2020 - 144A	272,000	272,555
DT Auto Owner Trust Series 2012-2A, Class A 0.91%, 11/16/2015 - 144A	56,577	56,572
Exeter Automobile Receivables Trust
Series 2012-2A, Class A
1.30%, 06/15/2017 - 144A	174,139	174,307
Series 2013-1A, Class A
1.29%, 10/16/2017 - 144A	96,155	95,655

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
First Investors Auto Owner Trust
Series 2012-2A, Class A2
1.47%, 05/15/2018 - 144A	$ 157,709	$ 158,585
Series 2013-1A, Class A2
0.90%, 10/15/2018 - 144A	124,354	123,694
Flagship Credit Auto Trust Series 2013-1, Class A 1.32%, 04/16/2018 - 144A	336,260	335,395
Ford Credit Auto Owner Trust
Series 2012-A, Class A3
0.84%, 08/15/2016	240,672	241,064
Series 2012-B, Class A3
0.72%, 12/15/2016	100,000	100,100
Series 2012-D, Class A2
0.40%, 09/15/2015	81,127	81,095
Series 2012-D, Class A3
0.51%, 04/15/2017	100,000	99,911
Ford Credit Floorplan Master Owner Trust Series 2013-1, Class A2 0.57%, 01/15/2018 (B)	168,000	167,914
GE Equipment Midticket LLC
Series 2012-1, Class A2
0.47%, 01/22/2015	316,160	315,982
Series 2012-1, Class A3
0.60%, 05/23/2016	400,000	399,100
Series 2012-1, Class A4
0.78%, 09/22/2020	150,000	149,246
GE Equipment Transportation LLC Series 2012-2, Class A2 0.47%, 04/24/2015	91,000	90,943
HLSS Servicer Advance Receivables Backed Notes
Series 2012-T2, Class A1
1.34%, 10/15/2043 - 144A	336,000	335,866
Series 2012-T2, Class A2
1.99%, 10/15/2045 - 144A	195,000	195,175
Series 2013-T1, Class A1
0.90%, 01/15/2044 - 144A	321,000	319,876
Series 2013-T1, Class A2
1.50%, 01/16/2046 - 144A	270,000	266,463
Series 2013-T1, Class B2
1.74%, 01/16/2046 - 144A	124,000	122,673
Series 2013-T2, Class A2
1.15%, 05/16/2044 - 144A	166,000	165,610
Honda Auto Receivables Owner Trust
Series 2011-1, Class A4
1.80%, 04/17/2017	75,000	75,643
Series 2012-2, Class A3
0.70%, 02/16/2016	83,000	83,029
Series 2013-1, Class A2
0.35%, 06/22/2015	227,000	226,609
Huntington Auto Trust
Series 2011-1A, Class A3
1.01%, 01/15/2016 - 144A	152,778	152,997
Series 2011-1A, Class A4
1.31%, 11/15/2016 - 144A	200,000	201,050
Series 2012-1, Class A3
0.81%, 09/15/2016	100,000	100,155
Series 2012-2, Class A2
0.38%, 09/15/2015	199,745	199,581

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Hyundai Auto Receivables Trust
Series 2010-B, Class A3
0.97%, 04/15/2015	$ 12,181	$ 12,198
Series 2010-B, Class A4
1.63%, 03/15/2017	65,000	65,826
Series 2012-B, Class A2
0.54%, 01/15/2015	120,666	120,704
Series 2012-B, Class A3
0.62%, 09/15/2016	119,000	119,054
Series 2013-A, Class A2
0.40%, 12/15/2015	300,000	299,836
Series 2013-A, Class A3
0.56%, 07/17/2017	254,000	253,293
John Deere Owner Trust
Series 2011-A, Class A3
1.29%, 01/15/2016	17,069	17,116
Series 2012-B, Class A2
0.43%, 02/17/2015	130,763	130,725
Series 2012-B, Class A4
0.69%, 01/15/2019	182,000	180,609
KGS - Alpha SBA Coof Trust, IO 1.80%, 03/25/2039	2,500,000	159,375
LAI Vehicle Lease Securitization Trust Series 2010-A, Class A 2.55%, 09/15/2016 - 144A	18,787	18,783
Lake Country Mortgage Loan Trust Series 2006-HE1, Class A3 0.54%, 07/25/2034 - 144A (B)	79,600	78,501
LV Tower 52 Issuer LLC Series 2013-1, Class A 5.50%, 06/15/2018	1,000,000	1,000,000
Macquarie Equipment Funding Trust Series 2012-A, Class A2 0.61%, 04/20/2015 - 144A	400,000	398,265
Madison Avenue Manufactured Housing Contract Series 2002-A, Class M2 2.44%, 03/25/2032 (B)	240,344	240,225
Mercedes-Benz Auto Receivables Trust Series 2012-1, Class A2 0.37%, 03/16/2015	81,886	81,865
MMCA Automobile Trust Series 2012-A, Class A4 1.57%, 08/15/2017 - 144A	300,000	301,702
Nationstar Agency Advance Funding Trust
Series T1A, Class AT1
1.00%, 02/15/2045 - 144A	169,000	167,394
Series T2A, Class AT2
1.89%, 02/18/2048 - 144A	100,000	96,550
Nationstar Mortgage Advance Receivable Trust Series 2013-T2A, Class A2 1.68%, 06/20/2046 - 144A	250,000	249,732
Newcastle Investment Trust Series 2011-MH1, Class A 2.45%, 12/10/2033 - 144A	23,212	23,561
Nissan Auto Lease Trust Series 2012-B, Class A2A 0.45%, 06/15/2015	148,529	148,417

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Nissan Auto Receivables Owner Trust
Series 2010-A, Class A3
0.87%, 07/15/2014	$ 7,680	$ 7,683
Series 2010-A, Class A4
1.31%, 09/15/2016	60,000	60,237
Series 2012-A, Class A3
0.73%, 05/16/2016	78,000	78,073
Series 2013-A, Class A2
0.37%, 09/15/2015	156,000	155,850
NYMT Residential, LLC Series 2012-RP1A 4.25%, 12/25/2017 - 144A (B)	400,000	400,000
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates Series 2004-MCW1, Class M1 1.13%, 10/25/2034 (B)	310,603	301,598
PennyMac Loan Trust
Series 2011-NPL1, Class A
5.25%, 09/25/2051 - 144A (B)	4,879	4,865
Series 2012-NPL1, Class A
3.42%, 05/28/2052 - 144A (B)	138,687	136,826
Real Estate Asset Trust
Series 2012-3A, Class A1
2.73%, 11/25/2042 - 144A (B)	26,231	26,231
Series 2013-1A, Class A1
3.23%, 05/25/2052 - 144A (B)	441,512	441,512
Residential Credit Solutions Trust Series 2011-1, Class A1 6.00%, 03/25/2041 - 144A	89,972	89,972
Resort Finance America, LLC
Series 2011-1, Class A1
5.75%, 09/05/2018 - 144A	493,557	493,557
Series 2012-1, Class A1
6.25%, 07/05/2018	196,274	196,274
RMAT Series 2012-1A, Class A1 2.73%, 08/26/2052 - 144A (B)	217,252	218,076
Santander Drive Auto Receivables Trust
Series 2010-A, Class A4
2.39%, 06/15/2017 - 144A	100,000	101,408
Series 2011-1, Class B
2.35%, 11/16/2015	300,000	302,475
Series 2011-S2A, Class B
2.06%, 06/15/2017 - 144A	12,091	12,128
Series 2011-S2A, Class D
3.35%, 06/15/2017 - 144A	88,710	89,153
Series 2012-1, Class A2
1.25%, 04/15/2015	63,661	63,761
Series 2012-1, Class A3
1.49%, 10/15/2015	41,000	41,223
Series 2012-2, Class A2
0.91%, 05/15/2015	32,920	32,951
Series 2012-2, Class A3
1.22%, 12/15/2015	53,000	53,207
Series 2012-3, Class A3
1.08%, 04/15/2016	33,000	33,117
Series 2012-5, Class A2
0.57%, 12/15/2015	59,968	59,959

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Santander Drive Auto Receivables Trust (continued)
Series 2012-5, Class A3
0.83%, 12/15/2016	$ 60,000	$ 60,072
Series 2012-6, Class A2
0.47%, 09/15/2015	278,720	278,567
Series 2012-6, Class A3
0.62%, 07/15/2016	44,000	43,996
Series 2013-1, Class A2
0.48%, 02/16/2016	301,752	301,657
Saxon Asset Securities Trust Series 2003-1, Class AF6 4.80%, 06/25/2033 (E)	54,189	55,083
Securitized Asset Backed Receivables LLC Series 2006-CB1, Class AF2 3.88%, 01/25/2036 (E)	28,644	17,992
SNAAC Auto Receivables Trust
Series 2012-1A, Class A
1.78%, 06/15/2016 - 144A	39,744	39,892
Series 2013-1A, Class A
1.14%, 07/16/2018 - 144A	92,510	92,355
SpringCastle America Funding LLC Series 2013-1A, Class A 3.75%, 04/03/2021 - 144A	724,014	724,376
Springleaf Funding Trust
Series 2013-AA, Class A
2.58%, 09/15/2021 - 144A	1,000,000	1,000,000
Series 2013-BA, Class A
3.92%, 01/16/2023 - 144A	400,000	398,000
Stanwich Mortgage Loan Trust
Series 2012-NPL4, Class A
2.98%, 09/15/2042 - 144A	424,032	424,031
Series 2012-NPL5, Class A
2.98%, 10/18/2042 - 144A	499,588	500,368
Series 2013-NPL1, Class A
2.98%, 02/16/2043 - 144A	462,657	462,948
Series 2013-NPL2, Class A
3.23%, 04/16/2059 - 144A	393,037	393,037
Station Place Securitization Trust 1.00%, 02/25/2015	500,000	500,000
Structured Asset Investment Loan Trust Series 2005-5, Class A9 0.46%, 06/25/2035 (B)	36,592	36,540
Structured Asset Securities Corp.
Series 2003-29, Class 1A1
4.75%, 09/25/2018	185,581	190,184
Series 2003-33H, Class 1A1
5.50%, 10/25/2033	137,248	140,665
Series 2005-6, Class 4A1
5.00%, 05/25/2035	27,768	28,064
Trafigura Securitisation Finance PLC
Series 2012-1A, Class A 2.59%, 10/15/2015 - 144A (B)	321,000	327,269
United Auto Credit Securitization Trust Series 2012-1, Class A2 1.10%, 03/16/2015 - 144A	103,303	103,271
USAA Auto Owner Trust Series 2012-1, Class A2 0.38%, 06/15/2015	37,340	37,322

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Volkswagen Auto Lease Trust
Series 2012-A, Class A2
0.66%, 11/20/2014	$ 122,720	$ 122,776
Series 2012-A, Class A3
0.87%, 07/20/2015	165,000	165,288
Volkswagen Auto Loan Enhanced Trust Series 2012-1, Class A3 0.85%, 08/22/2016	298,000	298,682
VOLT LLC
Series 2012-RLF1, Class A
3.48%, 12/25/2017 - 144A (F)	244,496	244,496
Series 2012-RP3A, Class A
3.48%, 11/27/2017 - 144A (F)	74,415	74,607
Westgate Resorts LLC
Series 2012-1, Class A
4.50%, 09/20/2025 - 144A	234,875	241,040
Series 2012-2A, Class A
3.00%, 01/20/2025 - 144A	291,533	295,177
Series 2012-3A, Class A
2.50%, 03/20/2025 - 144A	201,692	203,016
World Omni Auto Receivables Trust
Series 2012-A, Class A2
0.52%, 06/15/2015	90,673	90,676
Series 2012-A, Class A3
0.64%, 02/15/2017	102,000	101,907
Series 2012-B, Class A2
0.43%, 11/16/2015	205,000	204,409
World Omni Automobile Lease Securitization Trust
Series 2012-A, Class A2
0.71%, 01/15/2015	45,718	45,702
Series 2012-A, Class A3
0.93%, 11/16/2015	45,000	44,996

Total Asset-Backed Securities (cost $28,078,488)		28,147,257

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.2%
City of Los Angeles Department of Airports 6.58%, 05/15/2039	65,000	78,808
Ohio State University 4.80%, 06/01/2111	130,000	113,862
Port Authority of New York & New Jersey
4.46%, 10/01/2062	280,000	253,879
5.65%, 11/01/2040	100,000	111,342
State of Illinois (General Obligation Unlimited) 5.10%, 06/01/2033	200,000	188,596

Total Municipal Government Obligations (cost $793,496)		746,487

CORPORATE DEBT SECURITIES - 15.1%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc. 6.38%, 06/01/2019 - 144A	30,000	34,737
BAE Systems PLC 5.80%, 10/11/2041 - 144A	92,000	99,160
Boeing Co. 7.95%, 08/15/2024	30,000	40,912

	Principal	Value
Aerospace & Defense (continued)
Lockheed Martin Corp. 4.07%, 12/15/2042	$ 57,000	$ 49,768
Northrop Grumman Systems Corp. 7.75%, 02/15/2031	40,000	52,349
Precision Castparts Corp. 0.70%, 12/20/2015	32,000	31,811
United Technologies Corp.
1.80%, 06/01/2017	27,000	27,099
3.10%, 06/01/2022	64,000	63,221
4.50%, 06/01/2042	86,000	84,805
Air Freight & Logistics - 0.0% (G)
United Parcel Service of America, Inc.
8.38%, 04/01/2020	35,000	46,111
8.38%, 04/01/2030 (F)	55,000	77,124
United Parcel Service, Inc. 2.45%, 10/01/2022	29,000	27,341
Airlines - 0.1%
Air Canada Pass-Through Trust 4.13%, 05/15/2025 - 144A	53,000	52,868
American Airlines Pass-Through Trust 8.63%, 04/15/2023	63,699	67,680
Continental Airlines Pass-Through Trust
4.00%, 10/29/2024 (D)	32,000	31,920
5.98%, 04/19/2022	43,862	48,687
Delta Air Lines, Inc., Pass-Through Trust
4.75%, 05/07/2020	103,179	107,822
5.30%, 04/15/2019	20,898	22,465
Auto Components - 0.0% (G)
Johnson Controls, Inc.
3.75%, 12/01/2021 (D)	66,000	66,378
5.25%, 12/01/2041	100,000	100,038
Automobiles - 0.1%
Daimler Finance North America LLC
1.65%, 04/10/2015 - 144A	150,000	151,277
2.63%, 09/15/2016 - 144A	150,000	153,951
2.95%, 01/11/2017 - 144A	150,000	153,779
Nissan Motor Acceptance Corp. 1.80%, 03/15/2018 - 144A	97,000	94,440
Beverages - 0.2%
Anheuser-Busch InBev Worldwide, Inc. 7.75%, 01/15/2019	165,000	208,698
Coca-Cola Co. 3.63%, 03/15/2014	50,000	51,093
Diageo Capital PLC
1.50%, 05/11/2017	38,000	37,657
4.83%, 07/15/2020	25,000	28,236
Diageo Investment Corp. 8.00%, 09/15/2022	100,000	133,373
FBG Finance, Ltd. 5.13%, 06/15/2015 - 144A	75,000	80,668
Heineken NV 1.40%, 10/01/2017 - 144A	40,000	38,864
PepsiCo, Inc.
0.48%, 02/26/2016 (B)	45,000	45,071
0.80%, 08/25/2014	10,000	10,029
1.25%, 08/13/2017 (D)	180,000	176,145
3.00%, 08/25/2021	20,000	19,675
7.90%, 11/01/2018	5,000	6,404

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

	Principal	Value
Biotechnology - 0.1%
Amgen, Inc.
3.88%, 11/15/2021	$ 100,000	$ 102,928
4.50%, 03/15/2020	12,000	13,071
5.15%, 11/15/2041	200,000	199,188
5.65%, 06/15/2042	25,000	26,672
5.70%, 02/01/2019	50,000	57,403
5.75%, 03/15/2040	41,000	44,002
Celgene Corp. 3.25%, 08/15/2022	147,000	139,418
Capital Markets - 1.1%
Bank of New York Mellon Corp. 3.55%, 09/23/2021	90,000	91,733
Bank of New York Mellon Corp., Series MTN
1.20%, 02/20/2015	45,000	45,365
2.40%, 01/17/2017	149,000	152,022
2.95%, 06/18/2015 (D)	60,000	62,475
4.60%, 01/15/2020	30,000	32,776
5.13%, 08/27/2013	35,000	35,249
BlackRock, Inc.
3.38%, 06/01/2022 (D)	120,000	119,968
6.25%, 09/15/2017	100,000	117,731
Charles Schwab Corp. 3.23%, 09/01/2022	20,000	19,376
Credit Suisse USA, Inc.
4.88%, 01/15/2015	300,000	317,681
5.13%, 08/15/2015	125,000	134,970
Goldman Sachs Group, Inc.
3.30%, 05/03/2015	300,000	309,217
3.63%, 02/07/2016	20,000	20,877
3.63%, 01/22/2023 (D)	75,000	71,758
5.15%, 01/15/2014	50,000	51,055
5.25%, 07/27/2021	53,000	56,705
5.75%, 01/24/2022	120,000	132,361
5.95%, 01/18/2018	70,000	78,319
6.00%, 06/15/2020	188,000	211,241
6.15%, 04/01/2018	150,000	169,026
6.25%, 09/01/2017	175,000	198,311
Goldman Sachs Group, Inc., Series GMTN
3.70%, 08/01/2015	20,000	20,837
5.38%, 03/15/2020	125,000	135,632
7.50%, 02/15/2019	460,000	546,284
Goldman Sachs Group, Inc., Series MTN 1.60%, 11/23/2015	133,000	133,303
Jefferies Group, Inc.
6.45%, 06/08/2027	75,000	73,875
8.50%, 07/15/2019	180,000	216,900
Macquarie Group, Ltd.
6.00%, 01/14/2020 - 144A	100,000	103,838
6.25%, 01/14/2021 - 144A	100,000	106,291
7.30%, 08/01/2014 - 144A	75,000	79,098
7.63%, 08/13/2019 - 144A	75,000	86,979
Morgan Stanley
1.75%, 02/25/2016 (D)	71,000	70,337
5.75%, 01/25/2021	100,000	108,545
Morgan Stanley, Series GMTN
5.50%, 07/24/2020 - 07/28/2021	163,000	175,306

	Principal	Value
Capital Markets (continued)
Morgan Stanley, Series GMTN (continued)
5.63%, 09/23/2019	$ 200,000	$ 214,966
7.30%, 05/13/2019	200,000	232,323
Nomura Holdings, Inc. 5.00%, 03/04/2015	75,000	79,193
Northern Trust Corp. 5.50%, 08/15/2013	23,000	23,144
State Street Corp. 3.10%, 05/15/2023	48,000	44,960
Chemicals - 0.2%
Dow Chemical Co.
3.00%, 11/15/2022	81,000	75,334
4.13%, 11/15/2021	61,000	62,381
4.25%, 11/15/2020	38,000	40,016
5.25%, 11/15/2041 (D)	45,000	44,688
E.I. du Pont de Nemours & Co.
1.95%, 01/15/2016	58,000	59,471
4.90%, 01/15/2041	25,000	26,216
6.00%, 07/15/2018	150,000	177,231
Ecolab, Inc. 1.45%, 12/08/2017 (D)	56,000	54,392
Mosaic Co.
3.75%, 11/15/2021	31,000	31,025
4.88%, 11/15/2041	8,000	7,654
PPG Industries, Inc. 6.65%, 03/15/2018	120,000	142,167
Praxair, Inc. 4.38%, 03/31/2014	75,000	77,062
Union Carbide Corp. 7.50%, 06/01/2025	175,000	204,805
Commercial Banks - 2.2%
Australia & New Zealand Banking Group, Ltd. 2.40%, 11/23/2016 - 144A	250,000	258,725
Australia & New Zealand Banking Group, Ltd., Series EMTN 4.88%, 01/12/2021 - 144A	100,000	109,670
Bank of Montreal, Series MTN
1.40%, 09/11/2017	271,000	264,642
2.55%, 11/06/2022	85,000	78,880
Bank of Nova Scotia
1.65%, 10/29/2015 - 144A	100,000	101,940
2.55%, 01/12/2017 (D)	300,000	308,764
Barclays Bank PLC
2.25%, 05/10/2017 - 144A	200,000	205,180
2.75%, 02/23/2015	310,000	317,812
BB&T Corp. 4.90%, 06/30/2017 (D)	30,000	32,728
BB&T Corp., Series MTN
1.60%, 08/15/2017	131,000	128,111
3.38%, 09/25/2013	45,000	45,296
3.95%, 04/29/2016	50,000	53,567
5.70%, 04/30/2014	50,000	52,045
6.85%, 04/30/2019	75,000	91,116
Canadian Imperial Bank of Commerce 0.90%, 10/01/2015 (D)	87,000	87,054
Commonwealth Bank of Australia 2.25%, 03/16/2017 - 144A (D)	250,000	256,150

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

	Principal	Value
Commercial Banks (continued)
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.38%, 01/19/2017 (D)	$ 34,000	$ 35,708
3.88%, 02/08/2022	118,000	118,828
4.50%, 01/11/2021	150,000	158,237
Deutsche Bank AG
3.25%, 01/11/2016	100,000	104,710
6.00%, 09/01/2017	100,000	115,102
DNB Boligkreditt AS 2.10%, 10/14/2015 - 144A	200,000	205,160
HSBC Bank PLC
1.63%, 07/07/2014 - 144A (D)	200,000	201,839
4.75%, 01/19/2021 - 144A	225,000	245,401
HSBC Holdings PLC
4.00%, 03/30/2022	107,000	109,549
4.88%, 01/14/2022 (D)	160,000	172,693
6.10%, 01/14/2042	150,000	174,500
HSBC USA, Inc.
1.63%, 01/16/2018	100,000	97,561
2.38%, 02/13/2015	200,000	204,376
ING Bank NV 3.75%, 03/07/2017 - 144A	200,000	209,328
Macquarie Bank, Ltd. 5.00%, 02/22/2017 - 144A (D)	313,000	335,376
National Australia Bank, Ltd.
2.00%, 06/20/2017 - 144A	250,000	253,500
2.75%, 09/28/2015 - 144A	200,000	207,440
3.75%, 03/02/2015 - 144A	100,000	104,720
Nordea Bank AB
1.63%, 05/15/2018 - 144A	350,000	338,453
3.13%, 03/20/2017 - 144A	350,000	360,178
Oversea-Chinese Banking Corp., Ltd. 1.63%, 03/13/2015 - 144A (D)	200,000	202,188
PNC Funding Corp.
3.30%, 03/08/2022	101,000	97,087
4.38%, 08/11/2020	67,000	71,404
5.13%, 02/08/2020	65,000	71,420
5.25%, 11/15/2015	25,000	27,207
5.63%, 02/01/2017	25,000	27,736
6.70%, 06/10/2019	50,000	59,952
Rabobank Nederland NV 2.13%, 10/13/2015	52,000	53,216
Stadshypotek AB
1.45%, 09/30/2013 - 144A	314,000	314,848
1.88%, 10/02/2019 - 144A	250,000	239,075
Toronto-Dominion Bank 1.50%, 03/13/2017 - 144A	200,000	200,980
U.S. Bancorp 4.13%, 05/24/2021	34,000	36,230
U.S. Bancorp, Series MTN
1.65%, 05/15/2017	96,000	95,704
2.88%, 11/20/2014 (D)	42,000	43,222
3.00%, 03/15/2022	83,000	80,587
UBS AG 5.75%, 04/25/2018	100,000	115,562
Wachovia Bank NA 6.00%, 11/15/2017	250,000	285,279
Wachovia Corp., Series MTN 5.75%, 02/01/2018	475,000	547,088

	Principal	Value
Commercial Banks (continued)
Wells Fargo & Co.
2.63%, 12/15/2016 (D)	$ 274,000	$ 283,910
3.68%, 06/15/2016 (F)	100,000	106,842
Wells Fargo & Co., Series GMTN
3.50%, 03/08/2022	150,000	151,698
4.60%, 04/01/2021	50,000	54,486
Westpac Banking Corp. 2.45%, 11/28/2016 - 144A (D)	250,000	259,175
Commercial Services & Supplies - 0.2%
ADT Corp.
3.50%, 07/15/2022	186,000	171,036
4.13%, 06/15/2023 (D)	29,000	27,315
4.88%, 07/15/2042	46,000	39,052
Eaton Corp.
1.50%, 11/02/2017 - 144A	22,000	21,356
4.00%, 11/02/2032 - 144A	21,000	19,634
7.63%, 04/01/2024	75,000	91,990
ERAC USA Finance LLC
2.25%, 01/10/2014 - 144A	20,000	20,150
2.75%, 03/15/2017 - 144A (D)	48,000	48,945
4.50%, 08/16/2021 - 144A	36,000	37,647
5.63%, 03/15/2042 - 144A	59,000	59,229
6.70%, 06/01/2034 - 144A	82,000	92,513
Ingersoll-Rand Global Holding Co., Ltd. 4.25%, 06/15/2023 - 144A	81,000	80,491
Republic Services, Inc. 3.55%, 06/01/2022	54,000	52,555
Waste Management, Inc. 7.38%, 03/11/2019	35,000	42,214
Communications Equipment - 0.0% (G)
Cisco Systems, Inc.
5.50%, 02/22/2016	50,000	55,833
5.90%, 02/15/2039	70,000	83,051
Computers & Peripherals - 0.3%
Apple, Inc.
0.52%, 05/03/2018 (B)	138,000	137,409
2.40%, 05/03/2023 (D)	256,000	237,431
Dell, Inc. 7.10%, 04/15/2028	25,000	24,663
EMC Corp.
1.88%, 06/01/2018	150,000	148,276
3.38%, 06/01/2023 (D)	150,000	147,227
Hewlett-Packard Co.
4.38%, 09/15/2021	39,000	38,382
4.75%, 06/02/2014	50,000	51,565
5.40%, 03/01/2017	50,000	54,505
6.00%, 09/15/2041 (D)	275,000	265,308
6.13%, 03/01/2014	100,000	103,386
Construction & Engineering - 0.0% (G)
ABB Finance USA, Inc.
1.63%, 05/08/2017	28,000	27,816
2.88%, 05/08/2022 (D)	29,000	27,784
4.38%, 05/08/2042	17,000	16,347
Fluor Corp. 3.38%, 09/15/2021	70,000	69,733
Consumer Finance - 0.5%
American Express Co. 7.00%, 03/19/2018	50,000	60,154

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

	Principal	Value
Consumer Finance (continued)
American Express Credit Corp., Series MTN
2.80%, 09/19/2016	$ 111,000	$ 115,243
5.13%, 08/25/2014	75,000	78,606
Capital One Bank USA NA 3.38%, 02/15/2023	300,000	283,576
Capital One Financial Corp.
1.00%, 11/06/2015	68,000	67,078
3.50%, 06/15/2023 - 144A	121,000	113,899
7.38%, 05/23/2014	115,000	121,538
Caterpillar Financial Services Corp., Series MTN
2.85%, 06/01/2022	46,000	43,972
4.90%, 08/15/2013	100,000	100,547
6.20%, 09/30/2013	125,000	126,740
7.05%, 10/01/2018	125,000	154,850
HSBC Finance Corp. 5.25%, 01/15/2014	100,000	102,341
John Deere Capital Corp.
1.20%, 10/10/2017	98,000	95,346
2.25%, 04/17/2019	40,000	39,950
2.80%, 01/27/2023	73,000	69,228
John Deere Capital Corp., Series MTN 3.15%, 10/15/2021 (D)	33,000	32,671
PACCAR Financial Corp., Series MTN 1.60%, 03/15/2017 (D)	53,000	52,504
Toyota Motor Credit Corp., Series MTN
1.00%, 02/17/2015	80,000	80,526
2.00%, 09/15/2016	225,000	229,533
2.05%, 01/12/2017 (D)	100,000	101,149
3.20%, 06/17/2015	58,000	60,635
Diversified Financial Services - 2.2%
American Honda Finance Corp.
1.60%, 02/16/2018 - 144A	213,000	209,418
2.60%, 09/20/2016 - 144A	205,000	212,085
Bank of America Corp.
2.00%, 01/11/2018	300,000	290,584
5.63%, 07/01/2020	170,000	187,164
5.75%, 12/01/2017	65,000	72,239
5.88%, 01/05/2021 (D)	70,000	78,784
7.63%, 06/01/2019	50,000	60,089
Bank of America Corp., Series GMTN 5.65%, 05/01/2018	20,000	22,220
Bank of America Corp., Series MTN
3.30%, 01/11/2023	79,000	74,667
5.00%, 05/13/2021	340,000	362,529
7.38%, 05/15/2014	100,000	105,208
Blackstone Holdings Finance Co. LLC 5.88%, 03/15/2021 - 144A	170,000	192,157
CDP Financial, Inc. 4.40%, 11/25/2019 - 144A	250,000	275,068
Citigroup, Inc.
1.25%, 01/15/2016	50,000	49,402
2.25%, 08/07/2015 (D)	300,000	305,043
3.38%, 03/01/2023	58,000	55,484
4.45%, 01/10/2017	425,000	455,086
4.50%, 01/14/2022	65,000	67,719
4.59%, 12/15/2015	66,000	70,484

	Principal	Value
Diversified Financial Services (continued)
Citigroup, Inc. (continued)
4.75%, 05/19/2015	$ 70,000	$ 74,032
5.00%, 09/15/2014	400,000	415,691
5.38%, 08/09/2020	61,000	67,454
5.88%, 01/30/2042	45,000	49,513
6.00%, 08/15/2017	300,000	338,034
6.01%, 01/15/2015	50,000	53,396
8.13%, 07/15/2039	50,000	66,037
8.50%, 05/22/2019	150,000	189,004
CME Group, Inc.
3.00%, 09/15/2022	125,000	117,681
5.40%, 08/01/2013	140,000	140,536
5.75%, 02/15/2014	110,000	113,401
Conoco Funding Co. 7.25%, 10/15/2031	25,000	32,808
ConocoPhillips Canada Funding Co. I 5.63%, 10/15/2016	100,000	114,049
Countrywide Financial Corp. 6.25%, 05/15/2016 (D)	75,000	81,786
EADS Finance BV 2.70%, 04/17/2023 - 144A	43,000	39,843
Ford Motor Credit Co., LLC
3.00%, 06/12/2017	200,000	200,422
3.98%, 06/15/2016	200,000	209,526
General Electric Capital Corp.
1.00%, 12/11/2015	17,000	16,975
1.63%, 07/02/2015	250,000	252,922
2.10%, 12/11/2019	20,000	19,465
2.25%, 11/09/2015	225,000	230,566
5.30%, 02/11/2021 (D)	25,000	27,424
5.90%, 05/13/2014	150,000	157,083
General Electric Capital Corp., Series GMTN
1.60%, 11/20/2017 (D)	127,000	123,976
3.15%, 09/07/2022	300,000	283,476
4.63%, 01/07/2021	190,000	202,998
4.65%, 10/17/2021	200,000	212,152
5.63%, 05/01/2018 (D)	625,000	716,877
6.75%, 03/15/2032	210,000	251,795
General Electric Capital Corp., Series MTN
2.30%, 04/27/2017	75,000	76,036
4.38%, 09/16/2020 (D)	50,000	52,931
Jefferies Group, Inc. 6.50%, 01/20/2043	28,000	26,808
MassMutual Global Funding II
2.00%, 04/05/2017 - 144A	200,000	200,411
2.50%, 10/17/2022 - 144A	100,000	90,650
Merrill Lynch & Co., Inc., Series GMTN 6.40%, 08/28/2017	395,000	446,020
Merrill Lynch & Co., Inc., Series MTN
5.45%, 07/15/2014	235,000	245,071
6.88%, 04/25/2018	60,000	69,055
National Rural Utilities Cooperative Finance Corp. 4.75%, 03/01/2014	75,000	77,128
Principal Life Global Funding I 5.05%, 03/15/2015 - 144A	100,000	106,787

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

	Principal	Value
Diversified Telecommunication Services - 0.9%
AT&T, Inc.
0.80%, 12/01/2015	$ 30,000	$ 29,863
0.90%, 02/12/2016	207,000	205,440
3.88%, 08/15/2021	75,000	77,354
4.30%, 12/15/2042	373,000	324,842
4.35%, 06/15/2045	49,000	42,631
4.45%, 05/15/2021 (D)	50,000	53,852
5.10%, 09/15/2014	45,000	47,282
5.35%, 09/01/2040	113,000	114,338
5.50%, 02/01/2018	75,000	85,782
6.30%, 01/15/2038	50,000	55,588
BellSouth Corp.
5.20%, 09/15/2014	105,000	110,256
6.88%, 10/15/2031	3,000	3,401
BellSouth Telecommunications, Inc.
6.30%, 12/15/2015	20,210	20,914
6.38%, 06/01/2028	100,000	112,880
British Telecommunications PLC 9.63%, 12/15/2030	150,000	225,817
Centel Capital Corp. 9.00%, 10/15/2019	40,000	48,142
CenturyLink, Inc.
6.45%, 06/15/2021	90,000	93,825
7.60%, 09/15/2039	60,000	57,000
Deutsche Telekom International Finance BV
2.25%, 03/06/2017 - 144A	150,000	150,723
4.88%, 07/08/2014	75,000	77,912
8.75%, 06/15/2030	75,000	104,045
France Telecom SA
2.75%, 09/14/2016	70,000	71,739
8.50%, 03/01/2031	125,000	169,823
GTE Corp. 6.84%, 04/15/2018	200,000	237,775
GTP Acquisition Partners I LLC 4.35%, 06/15/2016 - 144A	102,000	107,209
Nippon Telegraph & Telephone Corp. 1.40%, 07/18/2017	27,000	26,547
Qwest Corp. 6.75%, 12/01/2021	148,000	164,758
Telecom Italia Capital SA 5.25%, 11/15/2013	60,000	60,752
Telefonica Emisiones SAU
3.19%, 04/27/2018	150,000	145,291
5.88%, 07/15/2019	40,000	43,182
Verizon Communications, Inc. 6.40%, 02/15/2038	100,000	116,440
Verizon Global Funding Corp.
5.85%, 09/15/2035	25,000	27,307
7.75%, 12/01/2030	100,000	129,553
Verizon Pennsylvania, Inc.
6.00%, 12/01/2028	100,000	104,845
8.35%, 12/15/2030	400,000	511,667
Electric Utilities - 1.1%
Alabama Power Co. 6.13%, 05/15/2038	11,000	13,126
American Electric Power Co., Inc. 1.65%, 12/15/2017	32,000	31,108
Appalachian Power Co. 6.70%, 08/15/2037	50,000	59,256

	Principal	Value
Electric Utilities (continued)
Arizona Public Service Co. 4.50%, 04/01/2042 (D)	$ 28,000	$ 26,962
Baltimore Gas & Electric Co. 2.80%, 08/15/2022	95,000	90,001
Cleveland Electric Illuminating Co. 7.88%, 11/01/2017	50,000	60,367
Detroit Edison Co. 2.65%, 06/15/2022	20,000	19,047
Duke Energy Carolinas LLC
4.25%, 12/15/2041	21,000	19,565
6.00%, 01/15/2038	48,000	56,351
Duke Energy Indiana, Inc.
3.75%, 07/15/2020	100,000	104,929
6.35%, 08/15/2038	80,000	97,484
Duke Energy Progress, Inc.
2.80%, 05/15/2022	48,000	46,066
3.00%, 09/15/2021	55,000	54,887
4.10%, 05/15/2042 - 03/15/2043	107,000	97,815
5.30%, 01/15/2019 (D)	70,000	80,410
Florida Power & Light Co.
5.95%, 10/01/2033 (D)	250,000	303,950
5.95%, 02/01/2038	50,000	60,400
Hydro-Quebec 9.40%, 02/01/2021	250,000	351,944
Indiana Michigan Power Co.
3.20%, 03/15/2023	125,000	118,488
7.00%, 03/15/2019	30,000	36,046
Jersey Central Power & Light Co. 7.35%, 02/01/2019	15,000	18,112
John Sevier Combined Cycle Generation LLC 4.63%, 01/15/2042	68,109	71,519
Kansas City Power & Light Co.
3.15%, 03/15/2023	71,000	67,403
5.30%, 10/01/2041	100,000	101,657
Nevada Power Co.
5.38%, 09/15/2040	12,000	13,261
5.45%, 05/15/2041	50,000	55,898
6.50%, 08/01/2018	50,000	59,975
NextEra Energy Capital Holdings, Inc.
1.20%, 06/01/2015	29,000	29,147
6.00%, 03/01/2019 (D)	25,000	29,000
7.88%, 12/15/2015	30,000	34,787
Niagara Mohawk Power Corp. 4.88%, 08/15/2019 - 144A	40,000	44,523
NiSource Finance Corp. 5.80%, 02/01/2042 (D)	118,000	121,534
Ohio Power Co.
5.38%, 10/01/2021 (D)	50,000	57,518
5.75%, 09/01/2013	100,000	100,813
6.05%, 05/01/2018	30,000	35,048
Oncor Electric Delivery Co., LLC
6.80%, 09/01/2018	65,000	78,548
7.00%, 09/01/2022	50,000	62,066
Pacific Gas & Electric Co.
2.45%, 08/15/2022	68,000	62,828
3.25%, 06/15/2023 (D)	50,000	48,964
4.45%, 04/15/2042	17,000	16,185
4.50%, 12/15/2041	96,000	92,462
6.05%, 03/01/2034	100,000	116,592

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

	Principal	Value
Electric Utilities (continued)
PacifiCorp
3.85%, 06/15/2021	$ 100,000	$ 105,404
5.65%, 07/15/2018 (D)	25,000	29,175
PECO Energy Co.
2.38%, 09/15/2022	100,000	92,647
5.35%, 03/01/2018	50,000	57,387
PPL Energy Supply LLC 4.60%, 12/15/2021	130,000	132,291
Progress Energy, Inc. 3.15%, 04/01/2022	54,000	51,725
Public Service Co., of Colorado
2.25%, 09/15/2022	63,000	57,890
5.80%, 08/01/2018	20,000	23,638
6.50%, 08/01/2038	45,000	57,747
Public Service Co., of Oklahoma 4.40%, 02/01/2021 (D)	30,000	32,262
Public Service Electric & Gas Co., Series MTN
5.30%, 05/01/2018	30,000	34,664
5.38%, 11/01/2039	14,000	16,170
6.33%, 11/01/2013	60,000	61,172
Southern California Edison Co.
3.90%, 12/01/2041 (D)	30,000	27,412
4.15%, 09/15/2014 (D)	25,000	26,059
5.50%, 08/15/2018	65,000	76,140
6.05%, 03/15/2039	60,000	72,649
Southern Co.
1.95%, 09/01/2016	13,000	13,190
4.15%, 05/15/2014	85,000	87,622
State Grid Overseas Investment 2013, Ltd. 1.75%, 05/22/2018 - 144A (D)	200,000	191,687
Virginia Electric and Power Co.
2.95%, 01/15/2022	27,000	26,642
5.40%, 04/30/2018 (D)	100,000	115,498
Wisconsin Electric Power Co.
2.95%, 09/15/2021	2,000	2,003
6.00%, 04/01/2014	35,000	36,392
Xcel Energy, Inc.
0.75%, 05/09/2016	27,000	26,590
4.80%, 09/15/2041 (D)	9,000	8,948
6.50%, 07/01/2036	80,000	98,339
Electronic Equipment & Instruments - 0.1%
Arrow Electronics, Inc.
3.00%, 03/01/2018	39,000	38,944
3.38%, 11/01/2015	120,000	124,198
4.50%, 03/01/2023	30,000	29,517
6.88%, 06/01/2018	40,000	45,842
7.50%, 01/15/2027	126,000	144,378
Energy Equipment & Services - 0.3%
Cameron International Corp. 1.60%, 04/30/2015	26,000	26,181
Halliburton Co.
7.45%, 09/15/2039	100,000	136,890
7.60%, 08/15/2096 - 144A	50,000	68,064
National Oilwell Varco, Inc. 1.35%, 12/01/2017	26,000	25,330
Noble Holding International, Ltd.
3.95%, 03/15/2022	11,000	10,763
5.25%, 03/15/2042 (D)	9,000	8,061

	Principal	Value
Energy Equipment & Services (continued)
Schlumberger Investment SA 3.30%, 09/14/2021 - 144A	$ 41,000	$ 41,209
Spectra Energy Capital LLC
3.30%, 03/15/2023	30,000	27,066
5.50%, 03/01/2014 (D)	125,000	128,626
8.00%, 10/01/2019	120,000	151,872
Texas Eastern Transmission, LP 2.80%, 10/15/2022 - 144A	81,000	75,324
TransCanada PipeLines, Ltd.
3.80%, 10/01/2020	100,000	105,316
7.13%, 01/15/2019	70,000	85,368
Transocean, Inc.
3.80%, 10/15/2022 (D)	49,000	46,675
6.38%, 12/15/2021	26,000	29,223
6.50%, 11/15/2020	75,000	84,421
7.35%, 12/15/2041 (D)	20,000	23,035
7.50%, 04/15/2031	25,000	27,787
Weatherford International, Ltd. 9.88%, 03/01/2039	100,000	136,193
Food & Staples Retailing - 0.2%
CVS Caremark Corp.
5.75%, 05/15/2041	40,000	45,089
6.13%, 09/15/2039	20,000	23,372
CVS Pass-Through Trust 5.93%, 01/10/2034 - 144A	66,742	74,449
Kroger Co.
2.20%, 01/15/2017	33,000	33,131
5.00%, 04/15/2042	130,000	124,689
5.40%, 07/15/2040	12,000	12,125
6.15%, 01/15/2020	50,000	58,191
6.40%, 08/15/2017	55,000	63,473
7.50%, 04/01/2031	150,000	181,639
Walgreen Co. 3.10%, 09/15/2022 (D)	117,000	110,877
Food Products - 0.3%
Archer-Daniels-Midland Co. 5.94%, 10/01/2032	25,000	28,479
Bunge NA Finance, LP 5.90%, 04/01/2017	16,000	17,623
Bunge, Ltd. Finance Corp. 8.50%, 06/15/2019	55,000	67,881
Cargill, Inc.
3.30%, 03/01/2022 - 144A	70,000	68,609
6.00%, 11/27/2017 - 144A	100,000	116,386
ConAgra Foods, Inc.
1.30%, 01/25/2016	30,000	30,050
2.10%, 03/15/2018	29,000	28,726
Kellogg Co.
1.75%, 05/17/2017	38,000	37,714
3.13%, 05/17/2022	57,000	55,515
Kraft Foods Group, Inc.
3.50%, 06/06/2022	64,000	63,378
5.00%, 06/04/2042	59,000	59,749
6.13%, 08/23/2018	73,000	85,713
6.50%, 02/09/2040	75,000	89,485
6.88%, 01/26/2039	247,000	299,648
Mondelez International, Inc.
6.13%, 02/01/2018	27,000	31,205
6.50%, 08/11/2017	50,000	58,133

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

	Principal	Value
Gas Utilities - 0.2%
AGL Capital Corp.
3.50%, 09/15/2021	$ 75,000	$ 76,524
4.40%, 06/01/2043	63,000	58,385
5.88%, 03/15/2041	146,000	166,300
6.38%, 07/15/2016	100,000	114,293
Atmos Energy Corp.
4.15%, 01/15/2043	138,000	126,624
8.50%, 03/15/2019	35,000	45,758
Boston Gas Co. 4.49%, 02/15/2042 - 144A (D)	26,000	24,986
CenterPoint Energy Resources Corp. 5.85%, 01/15/2041 (D)	100,000	117,019
Health Care Equipment & Supplies - 0.0% (G)
Baxter International, Inc.
1.85%, 06/15/2018	29,000	28,765
4.00%, 03/01/2014	25,000	25,548
Health Care Providers & Services - 0.1%
Aetna, Inc.
4.50%, 05/15/2042 (D)	26,000	24,072
6.75%, 12/15/2037	50,000	61,155
McKesson Corp. 0.95%, 12/04/2015	19,000	18,949
UnitedHealth Group, Inc.
2.75%, 02/15/2023	23,000	21,407
2.88%, 03/15/2023 (D)	50,000	46,981
3.38%, 11/15/2021	94,000	93,704
6.63%, 11/15/2037	80,000	97,324
WellPoint, Inc.
3.13%, 05/15/2022	62,000	58,791
3.30%, 01/15/2023	28,000	26,655
4.63%, 05/15/2042	50,000	46,378
4.65%, 01/15/2043	54,000	50,333
5.88%, 06/15/2017	13,000	14,770
7.00%, 02/15/2019	9,000	10,805
Household Durables - 0.0% (G)
Newell Rubbermaid, Inc. 4.70%, 08/15/2020	33,000	35,242
Household Products - 0.0% (G)
Kimberly-Clark Corp.
2.40%, 03/01/2022	20,000	18,975
7.50%, 11/01/2018	15,000	19,043
Independent Power Producers & Energy Traders - 0.0% (G)
Exelon Generation Co., LLC 4.00%, 10/01/2020	60,000	60,872
PSEG Power LLC
4.15%, 09/15/2021	33,000	33,974
5.13%, 04/15/2020	92,000	101,138
Industrial Conglomerates - 0.0% (G)
General Electric Co. 2.70%, 10/09/2022	64,000	60,569
Koninklijke Philips Electronics NV
3.75%, 03/15/2022	100,000	100,304
5.75%, 03/11/2018	14,000	16,214
Koninklijke Philips NV 7.20%, 06/01/2026	20,000	24,517
Insurance - 1.0%
Aflac, Inc.
2.65%, 02/15/2017	28,000	28,668
3.63%, 06/15/2023 (D)	104,000	101,086

	Principal	Value
Insurance (continued)
Aflac, Inc. (continued)
4.00%, 02/15/2022 (D)	$ 32,000	$ 32,635
6.45%, 08/15/2040	17,000	19,967
8.50%, 05/15/2019	30,000	38,344
AIG SunAmerica Global Financing X 6.90%, 03/15/2032 - 144A	200,000	244,221
Allstate Corp. 3.15%, 06/15/2023	41,000	39,808
Aon Corp.
3.50%, 09/30/2015	23,000	24,118
6.25%, 09/30/2040 (D)	18,000	20,919
Berkshire Hathaway Finance Corp.
1.30%, 05/15/2018	97,000	93,810
2.45%, 12/15/2015	33,000	34,317
3.00%, 05/15/2022	25,000	24,187
4.30%, 05/15/2043 (D)	83,000	75,383
4.40%, 05/15/2042 (D)	221,000	203,941
5.40%, 05/15/2018 (D)	50,000	57,438
Berkshire Hathaway, Inc.
3.40%, 01/31/2022	202,000	202,620
3.75%, 08/15/2021 (D)	134,000	138,180
CNA Financial Corp.
5.85%, 12/15/2014	50,000	53,188
5.88%, 08/15/2020	45,000	50,928
Liberty Mutual Group, Inc. 5.00%, 06/01/2021 - 144A (D)	47,000	49,577
Lincoln National Corp.
4.20%, 03/15/2022	32,000	32,516
4.85%, 06/24/2021	12,000	12,751
Massachusetts Mutual Life Insurance Co. 5.38%, 12/01/2041 - 144A	26,000	26,918
MetLife Institutional Funding II 1.17%, 04/04/2014 - 144A (B)	100,000	100,625
MetLife of Connecticut Global Funding I 5.13%, 08/15/2014 - 144A	100,000	105,014
Metropolitan Life Global Funding I
1.50%, 01/10/2018 - 144A	107,000	103,737
1.70%, 06/29/2015 - 144A	107,000	108,679
1.88%, 06/22/2018 - 144A	150,000	147,420
2.50%, 09/29/2015 - 144A	325,000	336,188
3.65%, 06/14/2018 - 144A	125,000	132,771
3.88%, 04/11/2022 - 144A	200,000	202,619
Nationwide Mutual Insurance Co. 9.38%, 08/15/2039 - 144A	195,000	263,852
New York Life Global Funding
0.80%, 02/12/2016 - 144A	75,000	74,530
1.30%, 01/12/2015 - 144A	100,000	100,997
3.00%, 05/04/2015 - 144A	250,000	260,507
Pacific Life Insurance Co.
9.25%, 06/15/2039 - 144A	150,000	199,349
Pricoa Global Funding I 5.45%, 06/11/2014 - 144A	150,000	156,763
Principal Financial Group, Inc. 1.85%, 11/15/2017	13,000	12,767
Principal Life Global Funding II 1.00%, 12/11/2015 - 144A	47,000	47,009
Prudential Insurance Co. of America 8.30%, 07/01/2025 - 144A	150,000	193,803

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

	Principal	Value
Insurance (continued)
Travelers Cos., Inc. 5.80%, 05/15/2018	$ 50,000	$ 58,483
Internet Software & Services - 0.0% (G)
eBay, Inc. 3.25%, 10/15/2020 (D)	55,000	56,047
IT Services - 0.2%
HP Enterprise Services LLC 6.00%, 08/01/2013	50,000	50,200
International Business Machines Corp.
1.25%, 02/06/2017	100,000	98,912
1.63%, 05/15/2020	348,000	325,772
6.22%, 08/01/2027	250,000	308,124
Machinery - 0.1%
Caterpillar, Inc. 2.60%, 06/26/2022 (D)	35,000	33,430
Deere & Co.
2.60%, 06/08/2022	74,000	70,528
3.90%, 06/09/2042 (D)	32,000	29,069
Illinois Tool Works, Inc. 3.90%, 09/01/2042	280,000	249,637
Ingersoll-Rand Co. 6.39%, 11/15/2027	25,000	27,668
Parker Hannifin Corp., Series MTN 5.50%, 05/15/2018	20,000	22,858
Media - 0.9%
CBS Corp.
5.75%, 04/15/2020	17,000	19,282
7.88%, 09/01/2023 - 07/30/2030	95,000	119,224
8.88%, 05/15/2019	90,000	115,987
Comcast Corp.
4.25%, 01/15/2033	173,000	165,528
6.45%, 03/15/2037	50,000	59,785
6.50%, 01/15/2017 - 11/15/2035	300,000	360,617
COX Communications, Inc.
3.25%, 12/15/2022 - 144A	55,000	51,745
8.38%, 03/01/2039 - 144A	60,000	81,321
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
3.80%, 03/15/2022 (D)	150,000	144,089
4.60%, 02/15/2021	125,000	129,643
5.00%, 03/01/2021	33,000	34,760
6.38%, 03/01/2041	100,000	104,508
Discovery Communications LLC 4.38%, 06/15/2021	80,000	83,980
Historic TW, Inc. 9.15%, 02/01/2023	500,000	678,880
NBCUniversal Media LLC
4.38%, 04/01/2021	50,000	53,935
6.40%, 04/30/2040	170,000	203,306
News America, Inc.
6.65%, 11/15/2037	50,000	57,537
7.30%, 04/30/2028	50,000	58,489
8.88%, 04/26/2023	80,000	104,399
9.50%, 07/15/2024	70,000	93,565
TCI Communications, Inc. 8.75%, 08/01/2015	100,000	115,643
Thomson Reuters Corp.
3.95%, 09/30/2021	126,000	129,494
4.50%, 05/23/2043	59,000	52,546

	Principal	Value
Media (continued)
Thomson Reuters Corp. (continued)
4.70%, 10/15/2019	$ 15,000	$ 16,483
5.95%, 07/15/2013	35,000	35,064
Time Warner Cable, Inc.
5.50%, 09/01/2041	90,000	79,090
6.75%, 07/01/2018	60,000	68,679
7.30%, 07/01/2038	100,000	108,681
8.25%, 02/14/2014	50,000	52,292
8.75%, 02/14/2019	50,000	61,374
Time Warner Entertainment Co., LP 8.38%, 03/15/2023 - 07/15/2033	75,000	91,744
Viacom, Inc.
1.25%, 02/27/2015	22,000	22,064
3.13%, 06/15/2022	50,000	47,102
3.88%, 12/15/2021 (D)	72,000	72,915
4.38%, 03/15/2043 - 144A	93,000	78,882
4.50%, 03/01/2021 - 02/27/2042	55,000	53,662
Walt Disney Co., Series GMTN 0.45%, 12/01/2015	33,000	32,849
Metals & Mining - 0.1%
BHP Billiton Finance USA, Ltd. 5.50%, 04/01/2014	50,000	51,887
Freeport-McMoRan Copper & Gold, Inc.
2.15%, 03/01/2017	134,000	131,158
3.10%, 03/15/2020 - 144A	87,000	80,415
5.45%, 03/15/2043 - 144A	37,000	32,629
Placer Dome, Inc. 6.45%, 10/15/2035	40,000	35,928
Rio Tinto Finance USA PLC 1.63%, 08/21/2017	88,000	86,309
Rio Tinto Finance USA, Ltd.
3.50%, 11/02/2020	12,000	11,939
3.75%, 09/20/2021	80,000	79,004
8.95%, 05/01/2014	35,000	37,298
Multi-Utilities - 0.2%
Consumers Energy Co.
2.85%, 05/15/2022	20,000	19,345
5.65%, 04/15/2020	20,000	23,487
Delmarva Power & Light Co. 4.00%, 06/01/2042	47,000	44,108
Dominion Resources, Inc. 5.25%, 08/01/2033	100,000	108,635
PG&E Corp. 5.75%, 04/01/2014	100,000	103,699
San Diego Gas & Electric Co.
3.95%, 11/15/2041	44,000	40,962
6.00%, 06/01/2026	50,000	61,497
Sempra Energy
2.88%, 10/01/2022	70,000	65,416
6.50%, 06/01/2016	50,000	57,335
8.90%, 11/15/2013	50,000	51,504
9.80%, 02/15/2019	50,000	67,412
Multiline Retail - 0.1%
Kohl’s Corp.
4.00%, 11/01/2021 (D)	30,000	30,023
6.25%, 12/15/2017	15,000	17,183
Macy’s Retail Holdings, Inc.
2.88%, 02/15/2023 (D)	74,000	68,255
7.45%, 07/15/2017	30,000	35,902

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

	Principal	Value
Multiline Retai (continued)
Nordstrom, Inc. 4.00%, 10/15/2021	$ 35,000	$ 37,050
Target Corp. 6.00%, 01/15/2018 (D)	100,000	117,525
Office Electronics - 0.0% (G)
Xerox Corp.
2.95%, 03/15/2017 (D)	26,000	26,215
5.63%, 12/15/2019 (D)	80,000	88,316
6.75%, 02/01/2017	50,000	56,564
Oil, Gas & Consumable Fuels - 1.0%
Anadarko Finance Co. 7.50%, 05/01/2031	100,000	124,669
Anadarko Petroleum Corp.
5.75%, 06/15/2014	50,000	52,278
8.70%, 03/15/2019	80,000	102,982
Apache Corp.
2.63%, 01/15/2023 (D)	85,000	78,373
3.25%, 04/15/2022	19,000	18,716
4.75%, 04/15/2043	57,000	54,065
BP Capital Markets PLC
1.38%, 11/06/2017 (D)	40,000	38,944
1.85%, 05/05/2017 (D)	89,000	89,109
2.75%, 05/10/2023	254,000	234,853
3.25%, 05/06/2022	96,000	93,165
4.74%, 03/11/2021	50,000	54,405
5.25%, 11/07/2013	150,000	152,495
Burlington Resources Finance Co. 7.40%, 12/01/2031	25,000	33,302
Canadian Natural Resources, Ltd.
5.90%, 02/01/2018	25,000	28,733
6.25%, 03/15/2038	140,000	156,380
6.45%, 06/30/2033	25,000	28,528
7.20%, 01/15/2032	20,000	24,085
Cenovus Energy, Inc.
3.00%, 08/15/2022	25,000	23,790
4.45%, 09/15/2042	58,000	52,003
6.75%, 11/15/2039	40,000	47,945
Chevron Corp. 2.43%, 06/24/2020 (D)	59,000	58,664
ConocoPhillips 5.75%, 02/01/2019	75,000	87,860
Devon Energy Corp.
3.25%, 05/15/2022	64,000	61,988
4.75%, 05/15/2042 (D)	52,000	48,541
6.30%, 01/15/2019	30,000	34,760
EnCana Corp. 6.50%, 05/15/2019 - 08/15/2034	80,000	90,826
ENI SpA 5.70%, 10/01/2040 - 144A	125,000	118,909
EOG Resources, Inc. 2.63%, 03/15/2023 (D)	36,000	33,687
Hess Corp. 7.88%, 10/01/2029	25,000	31,237
Kerr-McGee Corp. 7.88%, 09/15/2031	200,000	249,715
Occidental Petroleum Corp. 1.75%, 02/15/2017 (D)	28,000	27,978

	Principal	Value
Oil, Gas & Consumable Fuels (continued)
Petro-Canada
6.05%, 05/15/2018	$ 40,000	$ 46,343
6.80%, 05/15/2038	50,000	57,944
Petrobras Global Finance BV 4.38%, 05/20/2023 (D)	112,000	102,742
Petrobras International Finance Co.
6.75%, 01/27/2041	100,000	99,906
7.88%, 03/15/2019	100,000	115,636
Phillips 66
2.95%, 05/01/2017	33,000	34,010
4.30%, 04/01/2022	17,000	17,565
Shell International Finance BV
1.13%, 08/21/2017	85,000	83,148
6.38%, 12/15/2038	150,000	193,250
Statoil ASA
1.15%, 05/15/2018 (D)	134,000	129,576
2.65%, 01/15/2024 (D)	214,000	198,464
3.13%, 08/17/2017 (D)	33,000	34,820
3.15%, 01/23/2022 (D)	33,000	32,638
4.25%, 11/23/2041 (D)	27,000	25,481
Talisman Energy, Inc.
5.50%, 05/15/2042 (D)	110,000	107,702
5.85%, 02/01/2037	70,000	71,467
6.25%, 02/01/2038	70,000	75,179
7.75%, 06/01/2019	60,000	72,926
Tosco Corp. 7.80%, 01/01/2027	100,000	133,492
Total Capital Canada, Ltd. 0.66%, 01/15/2016 (B)	36,000	36,200
Total Capital International SA
0.75%, 01/25/2016	23,000	22,818
1.50%, 02/17/2017	55,000	54,629
1.55%, 06/28/2017	66,000	65,412
Total Capital SA
2.30%, 03/15/2016 (D)	100,000	103,252
4.13%, 01/28/2021	29,000	30,897
Pharmaceuticals - 0.1%
AbbVie, Inc.
1.75%, 11/06/2017 - 144A	134,000	131,282
2.90%, 11/06/2022 - 144A	87,000	81,357
AstraZeneca PLC 5.40%, 06/01/2014	50,000	52,292
GlaxoSmithKline Capital, Inc. 4.38%, 04/15/2014	50,000	51,548
Merck & Co., Inc.
2.40%, 09/15/2022	62,000	57,423
2.80%, 05/18/2023 (D)	94,000	88,935
Watson Pharmaceuticals, Inc. 3.25%, 10/01/2022	38,000	35,427
Zoetis, Inc.
1.88%, 02/01/2018 - 144A	26,000	25,453
4.70%, 02/01/2043 - 144A	26,000	24,281
Real Estate Investment Trusts - 0.2%
ERP Operating, LP 4.63%, 12/15/2021	77,000	81,563
HCP, Inc.
2.63%, 02/01/2020	55,000	51,524
3.75%, 02/01/2019	21,000	21,549

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

	Principal	Value
Real Estate Investment Trusts (continued)
Simon Property Group, LP
2.15%, 09/15/2017 (D)	$ 167,000	$ 167,551
4.13%, 12/01/2021 (D)	67,000	69,573
5.63%, 08/15/2014	50,000	52,652
6.10%, 05/01/2016	60,000	67,287
6.75%, 05/15/2014	30,000	31,088
WEA Finance LLC / WT Finance AUST Pty, Ltd.
3.38%, 10/03/2022 - 144A	105,000	98,965
6.75%, 09/02/2019 - 144A	143,000	168,883
Road & Rail - 0.3%
Burlington Northern Santa Fe LLC
3.00%, 03/15/2023	50,000	47,646
3.05%, 03/15/2022	87,000	84,668
3.45%, 09/15/2021	22,000	22,063
3.60%, 09/01/2020	25,000	25,930
4.38%, 09/01/2042	88,000	80,520
5.65%, 05/01/2017	50,000	56,726
6.70%, 08/01/2028	50,000	60,240
Canadian Pacific Railway Co. 7.13%, 10/15/2031	50,000	61,825
CSX Corp.
4.10%, 03/15/2044	16,000	13,893
4.25%, 06/01/2021	22,000	23,510
5.50%, 04/15/2041	37,000	39,486
7.90%, 05/01/2017	60,000	72,113
Norfolk Southern Corp.
3.25%, 12/01/2021	55,000	54,686
3.95%, 10/01/2042	35,000	30,166
6.00%, 03/15/2105 - 05/23/2111	317,000	348,325
Ryder System, Inc., Series MTN
2.50%, 03/01/2017 (D)	48,000	48,175
3.60%, 03/01/2016	25,000	26,281
Union Pacific Corp.
2.95%, 01/15/2023	16,000	15,407
4.16%, 07/15/2022	7,000	7,448
4.30%, 06/15/2042	20,000	18,993
5.65%, 05/01/2017	41,000	46,256
Union Pacific Corp. Pass-Through Trust 4.70%, 01/02/2024	77,018	81,202
Semiconductors & Semiconductor Equipment - 0.1%
Intel Corp.
3.30%, 10/01/2021	86,000	86,317
4.00%, 12/15/2032 (D)	121,000	112,364
Texas Instruments, Inc. 1.65%, 08/03/2019	183,000	175,952
Software - 0.1%
Intuit, Inc. 5.75%, 03/15/2017	65,000	72,218
Microsoft Corp.
0.88%, 11/15/2017	23,000	22,335
1.63%, 09/25/2015	60,000	61,356
2.13%, 11/15/2022 (D)	34,000	30,962
2.38%, 05/01/2023 (D)	81,000	74,958
Oracle Corp.
5.25%, 01/15/2016	30,000	33,178
5.75%, 04/15/2018	100,000	116,363
6.13%, 07/08/2039	82,000	98,778
6.50%, 04/15/2038	30,000	37,561
Specialty Retail - 0.1%
Gap, Inc. 5.95%, 04/12/2021 (D)	53,000	58,619

	Principal	Value
Specialty Retail (continued)
Home Depot, Inc. 5.40%, 03/01/2016	$ 85,000	$ 94,714
Lowe’s Cos., Inc.
4.65%, 04/15/2042	54,000	52,847
5.13%, 11/15/2041	33,000	34,141
Transportation Infrastructure - 0.0% (G)
Penske Truck Leasing Co., LP / PTL Finance Corp. 2.88%, 07/17/2018 - 144A	53,000	53,527
Water Utilities - 0.0% (G)
American Water Capital Corp. 6.09%, 10/15/2017	125,000	144,175
Wireless Telecommunication Services - 0.1%
America Movil SAB de CV 6.13%, 03/30/2040	100,000	108,144
Crown Castle Towers LLC 3.21%, 08/15/2015 - 144A	30,000	30,885
Vodafone Group PLC
1.50%, 02/19/2018	125,000	119,660
5.00%, 09/15/2015	115,000	124,741

Total Corporate Debt Securities (cost $64,320,954)		65,827,857

CONVERTIBLE BONDS - 0.0% (G)
Beverages - 0.0% (G)
Coca-Cola Co. 4.88%, 03/15/2019	65,000	73,585
Diversified Financial Services - 0.0% (G)
Citigroup, Inc. 6.50%, 08/19/2013	50,000	50,369

Total Convertible Bonds (cost $114,891)		123,954

STRUCTURED NOTES DEBT - 0.0% (G)
Diversified Financial Services - 0.0% (G)
Murray Street Investment Trust I 4.65%, 03/09/2017 (F)	100,000	105,874

Total Structured Notes Debt (cost $108,774)		105,874

	Shares	Value
SECURITIES LENDING COLLATERAL - 2.2%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.18% (A)	9,487,818	9,487,818

Total Securities Lending Collateral (cost $9,487,818)		9,487,818

	Principal	Value
REPURCHASE AGREEMENT - 0.6%
State Street Bank & Trust Co. 0.03% (A), dated 06/28/2013, to be repurchased at $2,680,688 on 07/01/2013. Collateralized by U.S. Government Agency Obligations, 4.00%, due 12/25/2038 - 05/15/2039, and with a total value of $2,734,655.	$ 2,680,681	2,680,681

Total Repurchase Agreement (cost $2,680,681)		2,680,681

Total Investment Securities (cost $435,476,548) (H)		442,923,766
Other Assets and Liabilities - Net		(8,592,454)

Net Assets		$ 434,331,312

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rate shown reflects the yield at June 30, 2013.
(B)	Floating or variable rate note. Rate is listed as of June 30, 2013.
(C)	When-issued security. A conditional transaction in a security authorized for issuance, but not yet issued.
(D)	All or a portion of this security is on loan. The value of all securities on loan is $9,291,742. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(E)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is $982,877, or 0.23% of the portfolio’s net assets.
(F)	Step bond - Coupon rate changes in increments to maturity. Rate disclosed is as of June 30, 2013. Maturity date disclosed is the ultimate maturity date.
(G)	Percentage rounds to less than 0.1%.
(H)	Aggregate cost for federal income tax purposes is $435,476,548. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $13,258,193 and $5,810,975, respectively. Net unrealized appreciation for tax purposes is $7,447,218.

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013, these securities aggregated $50,043,306, or 11.52% of the portfolio’s net assets.
EMTN	European Medium Term Note
GMTN	Global Medium Term Note
IO	Interest Only
MTN	Medium Term Note
PO	Principal Only
REMIC	Real Estate Mortgage Investment Conduits (consist of a fixed pool of mortgages broken apart and marketed to investors as individual securities)
STRIPS	Separate Trading of Registered Interest and Principal of Securities

VALUATION SUMMARY: (I)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2013
ASSETS
Investment Securities
U.S. Government Obligations	$—	$89,712,865	$—	$89,712,865
U.S. Government Agency Obligations	—	200,795,024	—	200,795,024
Foreign Government Obligations	—	3,780,942	—	3,780,942
Mortgage-Backed Securities	—	41,515,007	—	41,515,007
Asset-Backed Securities	—	28,147,257	—	28,147,257
Municipal Government Obligations	—	746,487	—	746,487
Corporate Debt Securities	—	65,827,857	—	65,827,857
Convertible Bonds	—	123,954	—	123,954
Structured Notes Debt	—	105,874	—	105,874
Securities Lending Collateral	9,487,818	—	—	9,487,818
Repurchase Agreement	—	2,680,681	—	2,680,681
Total Investment Securities	$9,487,818	$433,435,948	$—	$442,923,766

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

VALUATION SUMMARY (continued):

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2013
LIABILITIES
Other Liabilities (J)
Collateral for Securities on Loan	$—	$(9,487,818)	$—	$(9,487,818)
Total Other Liabilities	$—	$(9,487,818)	$—	$(9,487,818)

(I)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended June 30, 2013. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
(J)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica JPMorgan Core Bond VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2013

(unaudited)

Assets:
Investment securities, at value (cost: $432,795,867) (including securities loaned of $9,291,742)	$440,243,085
Repurchase agreement, at value (cost: $2,680,681)	2,680,681
Receivables:
Shares sold	563,502
Investment securities sold	3,483,010
Interest	1,869,823
Securities lending income (net)	1,368
Prepaid expenses	2,108

Total assets	448,843,577

Liabilities:
Accounts payable and accrued liabilities:
Shares redeemed	157,234
Investment securities purchased	2,091,598
When-issued securities purchased	2,512,519
Management and advisory fees	155,902
Distribution and service fees	19,599
Administration fees	8,661
Transfer agent fees	57
Trustees fees	159
Audit and tax fees	8,090
Custody fees	11,449
Legal fees	9,436
Printing and shareholder reports fees	49,697
Other	46
Collateral for securities on loan	9,487,818

Total liabilities	14,512,265

Net assets	$434,331,312

Net assets consist of:
Capital stock ($0.01 par value)	$329,352
Additional paid-in capital	411,148,455
Undistributed (accumulated) net investment income (loss)	17,505,002
Undistributed (accumulated) net realized gain (loss) from investment securities	(2,098,715)
Net unrealized appreciation (depreciation) on:
Investment securities	7,447,218

Net assets	$434,331,312

Net assets by class:
Initial Class	$330,935,872
Service Class	103,395,440
Shares outstanding:
Initial Class	25,441,990
Service Class	7,493,230
Net asset value and offering price per share:
Initial Class	$13.01
Service Class	13.80

STATEMENT OF OPERATIONS

For the period ended June 30, 2013

(unaudited)

Investment Income:
Interest income	$6,383,173
Securities lending income (net)	7,647

Total investment income	6,390,820

Expenses:
Management and advisory	946,068
Distribution and service:
Service Class	121,490
Administration	52,559
Transfer agent	1,569
Trustees	7,876
Audit and tax	7,046
Custody	110,999
Legal	9,720
Printing and shareholder reports	37,083
Other	5,031

Total expenses	1,299,441

Net investment income (loss)	5,091,379

Net realized gain (loss) on transactions from:
Investment securities	155,200

Total realized gain (loss)	155,200

Net change in unrealized appreciation (depreciation) on:
Investment securities	(14,581,993)

Net change in unrealized appreciation (depreciation)	(14,581,993)

Net realized and change in unrealized gain (loss)	(14,426,793)

Net increase (decrease) in net assets resulting from operations	$(9,335,414)

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica JPMorgan Core Bond VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2013 (unaudited)	December 31, 2012
From operations:
Net investment income (loss)	$5,091,379	$11,168,984
Net realized gain (loss) from investment securities	155,200	(817,815)
Net change in unrealized appreciation (depreciation) on investment securities	(14,581,993)	6,404,899
Net increase (decrease) in net assets resulting from operations	(9,335,414)	16,756,068

Distributions to shareholders:
From net investment income:
Initial Class	—	(7,622,096)
Service Class	—	(1,944,980)
	—	(9,567,076)
From net realized gains:
Initial Class	—	(117,062)
Service Class	—	(30,807)
	—	(147,869)
Total distributions to shareholders	—	(9,714,945)

Capital share transactions:
Proceeds from shares sold:
Initial Class	62,885,136	100,693,740
Service Class	24,624,825	62,473,975
	87,509,961	163,167,715
Dividends and distributions reinvested:
Initial Class	—	7,739,158
Service Class	—	1,975,787
	—	9,714,945
Cost of shares redeemed:
Initial Class	(44,206,764)	(51,222,778)
Service Class	(15,917,738)	(24,546,827)
	(60,124,502)	(75,769,605)
Net increase (decrease) in net assets resulting from capital shares transactions	27,385,459	97,113,055

Net increase (decrease) in net assets	18,050,045	104,154,178

Net assets:
Beginning of period/year	416,281,267	312,127,089
End of period/year	$434,331,312	$416,281,267
Undistributed (accumulated) net investment income (loss)	$17,505,002	$12,413,624

Share activity:
Shares issued:
Initial Class	4,751,299	7,612,752
Service Class	1,753,243	4,443,638
	6,504,542	12,056,390
Shares issued-reinvested from dividends and distributions:
Initial Class	—	588,977
Service Class	—	141,431
	—	730,408
Shares redeemed:
Initial Class	(3,369,253)	(3,897,057)
Service Class	(1,132,339)	(1,752,837)
	(4,501,592)	(5,649,894)

Net increase (decrease) in share activity:
Initial Class	1,382,046	4,304,672
Service Class	620,904	2,832,232
	2,002,950	7,136,904

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica JPMorgan Core Bond VP

FINANCIAL HIGHLIGHTS

For the period or years ended:

For a share outstanding throughout each period/year
	Initial Class
	June 30, 2013 (unaudited)		December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
Net asset value
Beginning of period/year	$13.27		$12.98	$12.62	$12.41	$11.95	$11.81
Investment operations
Net investment income (loss)(A)	0.16		0.42	0.52	0.67	0.73	0.58
Net realized and unrealized gain (loss)	(0.42)		0.22	0.42	0.35	0.40	0.06
Total investment operations	(0.26)		0.64	0.94	1.02	1.13	0.64
Distributions
From net investment income	—		(0.34)	(0.56)	(0.81)	(0.58)	(0.50)
From net realized gains	—		(0.01)	(0.02)	—	(0.09)	—
Total distributions	—		(0.35)	(0.58)	(0.81)	(0.67)	(0.50)
Net asset value
End of period/year	$13.01		$13.27	$12.98	$12.62	$12.41	$11.95
Total return(B)	(1.96	)%(C)	4.98%	7.53%	8.24%	9.58%	5.58%
Net assets end of period/year (000’s)	$330,936		$319,385	$256,418	$169,683	$159,532	$135,307
Ratio and supplemental data
Expenses to average net assets	0.56	%(D)	0.58%	0.57%	0.57%	0.57%	0.55%
Net investment income (loss) to average net assets	2.48	%(D)	3.19%	4.04%	5.24%	5.95%	4.88%
Portfolio turnover rate	9	%(C)	17%	23%	25%	18%	28%

(A)	Calculated based on average number of shares outstanding.
(B)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(C)	Not annualized.
(D)	Annualized.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

For a share outstanding throughout each period/year
	Service Class
	June 30, 2013 (unaudited)		December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
Net asset value
Beginning of period/year	$14.10		$13.79	$13.39	$13.11	$12.58	$12.43
Investment operations
Net investment income (loss)(A)	0.15		0.41	0.51	0.68	0.74	0.58
Net realized and unrealized gain (loss)	(0.45)		0.24	0.45	0.37	0.43	0.06
Total investment operations	(0.30)		0.65	0.96	1.05	1.17	0.64
Distributions
From net investment income	—		(0.33)	(0.54)	(0.77)	(0.55)	(0.49)
From net realized gains	—		(0.01)	(0.02)	—	(0.09)	—
Total distributions	—		(0.34)	(0.56)	(0.77)	(0.64)	(0.49)
Net asset value
End of period/year	$13.80		$14.10	$13.79	$13.39	$13.11	$12.58
Total return(B)	(2.13	)%(C)	4.75%	7.24%	7.99%	9.38%	5.25%
Net assets end of period/year (000’s)	$103,395		$96,896	$55,709	$13,157	$16,511	$13,957
Ratio and supplemental data
Expenses to average net assets	0.81	%(D)	0.83%	0.82%	0.82%	0.82%	0.80%
Net investment income (loss) to average net assets	2.23	%(D)	2.91%	3.69%	5.03%	5.73%	4.65%
Portfolio turnover rate	9	%(C)	17%	23%	25%	18%	28%

(A)	Calculated based on average number of shares outstanding.
(B)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(C)	Not annualized.
(D)	Annualized.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica JPMorgan Core Bond VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2013

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica JPMorgan Core Bond VP (the “Portfolio”) is a series of TST.

The Portfolio currently offers two classes of shares: Initial Class and Service Class.

Transamerica Asset Management, Inc. (“TAM”) provides continuous and regular investment advisory services to the Portfolio. TAM acts as a manager of managers, providing advisory services that include, without limitation, the design and development of each Portfolio and its investment strategy and the ongoing review and evaluation of that investment strategy including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for each Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending and implementing fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolios’ investments; regular review of sub-adviser performance and holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation of portfolio holdings; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolios’ Board of Trustees; oversight of preparation of prospectuses, shareholder reports and other disclosure materials and filings; and oversight of other service providers to the Portfolios, such as the custodian, the transfer agent, the administrator, the distributor, the Portfolios’ independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations for the Portfolios; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment advisory services. Where TAM employs sub-advisers, the sub-advisers carry out and effectuate the investment strategy designed for the Portfolios by TAM and are responsible, subject to TAM’s and the Board of Trustees oversight, for the day-to-day management of the Portfolios and for making decisions to buy, hold or sell a particular security.

Transamerica Fund Services, Inc. (“TFS”) provides supervisory and administrative services to each Portfolio. TFS’s supervisory and administrative services include performing certain administrative services for the Portfolios and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided for the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TFS has outsourced the provision of certain services as described below; to the extent agreed upon by TFS and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of net asset values; shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; recommending and implementing fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and its dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; preparation of agendas and supporting documents for and minutes of meetings of Trustees and committees of Trustees; and preparation of regular communications with the Trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TFS to perform supervisory and administrative services to the Portfolio. State Street performs back office services to support TFS, including furnishing financial and performance information about the Portfolios for inclusion in regulatory filings and Trustee and shareholder reports; preparing drafts of regulatory filings, Trustee materials, tax returns, expenses and budgeting; tax compliance testing; and maintaining books and records. TFS pays all expenses it incurs in connection with providing these services in the Amended and Restated Services Agreement with the exception of the costs of certain services specifically assumed by the Portfolios, as numerated within the Statement of Operations.

This report should be read in conjunction with the Portfolio’s current prospectus, which contains more complete information about the Portfolio, including investment objectives and strategies.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica JPMorgan Core Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 1. (continued)

Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of securities exposes the Portfolio to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrowed.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio (“Navigator”), a money market mutual fund registered under the 1940 Act. The Transamerica Asset Management family of mutual funds is a significant shareholder of the Navigator as of June 30, 2013. No individual portfolio has a significant holding in the Navigator.

By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees.

Such income is reflected separately in the Statement of Operations. Income from loaned securities in the Statement of Operations is net of fees and rebates earned by the lending agent for its services. The value of loaned securities and related collateral outstanding at June 30, 2013 are shown in the Statement of Investments and the Statement of Assets and Liabilities.

Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

The open repurchase agreements and related collateral at June 30, 2013 are listed in the Schedule of Investments.

Structured notes: The Portfolio invests in structured notes. A structured debt instrument is a hybrid debt security that has an embedded derivative. This type of instrument is used to manage cash flows from the debt security. Investment in structured notes involves the credit risk of the issuer and the normal risks of price changes in interest rates. Structured notes may be less liquid than other types of securities and more volatile than their underlying reference instruments. All structured notes are listed within the Schedule of Investments.

When-Issued, forward delivery securities and Delayed Delivery Settlements: The Portfolio may purchase or sell securities on a when-issued, forward (delayed) delivery basis or delayed settlement. When-issued and forward delivery transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolio engages in when-issued transactions to obtain an advantageous price and yield at the time of the transaction. The Portfolio engages in when-issued and forward delivery transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the Portfolio is not entitled to any of the interest earned prior to settlement.

Delayed Delivery transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery transactions are outstanding, the Portfolio will segregate with its custodian either cash, U.S. Government securities or other liquid assets at least equal to the value of the commitments until payment is made. When purchasing a security on a delayed delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Portfolio if the other party to the transaction defaults on its obligation to make payment or delivery and the Portfolio is delayed or prevented from completing the transaction. The Portfolio may dispose of or renegotiate a delayed delivery transaction after it is entered into which may result in a realized gain or loss. When the Portfolio sells a security on a delayed delivery basis, the Portfolio does not participate in future gains and losses on the security.

Treasury inflation-protected securities (“TIPS”): The Portfolio invests in TIPS, specially structured bonds in which the principal amount is adjusted daily to keep pace with inflation as measured by the U.S. Consumer Price Index. The adjustments to principal due to inflation/deflation are reflected as increases/decreases to Interest income in the Statement of Operations with a corresponding adjustment to cost.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica JPMorgan Core Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 1. (continued)

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend date, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class, based upon net assets. Each class bears its own specific expenses in addition to the non-class specific expenses.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The Portfolio’s Board of Trustees has delegated the valuation functions on a day-to-day basis to TAM, subject to board oversight. TAM has formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board of Trustees. These policies and procedures are reviewed at least annually by the Board of Trustees. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair market value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica JPMorgan Core Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 2. (continued)

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Foreign securities, in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the net asset value of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

Corporate bonds: The fair value of corporate bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Asset backed securities: The fair value of asset backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Short-term notes: Short-term notes are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values would be generally categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Government securities: Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Government securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

U.S. government agency securities: U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government securities. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2013, is disclosed in the Valuation Summary of the Schedule of Investments.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica JPMorgan Core Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 3. (continued)

TAM, the Portfolio’s investment adviser, is directly owned by Western Reserve Life Assurance Co. of Ohio and AUSA Holding Company (“AUSA”), both of which are indirect, wholly-owned subsidiaries of Aegon NV. AUSA is wholly-owned by Aegon USA, LLC (“Aegon USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Aegon USA is owned by Aegon US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

TFS is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS, and TCI. No interested trustee receives compensation from the Portfolio.

The following schedule reflects the percentage of Portfolio assets owned by affiliated investment companies at June 30, 2013:

	Market Value	% of Net Assets
Transamerica BlackRock Tactical Allocation VP	$212,354,210	48.89%
Transamerica ING Balanced Allocation VP	48,799	0.01
Transamerica ING Conservative Allocation VP	10,232	0.00	(A)
Transamerica ING Moderate Growth VP	17,951	0.01
Total	$212,431,192	48.91%

(A)	Percentage rounds to less than 0.01%

Investment advisory fees: The Portfolio pays management fees to TAM based on average daily net assets (“ANA”) at the following breakpoints:

First $750 million	0.450%
Over $750 million up to $1 billion	0.400%
Over $1 billion	0.375%

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

Expense limit	Maximum Operating Expense Limit Effective Through
0.70%	May 1, 2014

TAM is entitled to reimbursement by the Portfolio of fees waived and/or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit.

During the period ended June 30, 2013, there were no amounts reimbursed/waived or recaptured by TAM. There were no amounts available for recapture by TAM as of June 30, 2013.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica JPMorgan Core Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 3. (continued)

The Portfolio is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2014. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. The Portfolio pays TFS an annual fee of 0.025% of ANA. The Legal fees in the Statement of Operations are for fees paid to external legal counsel.

Transfer agent services: TFS provides transfer agency services under the Administrative Agreement and is compensated for such services under that agreement. For the period ended June 30, 2013 amounts paid to TFS by the Portfolio are included in Transfer Agent in the Statement of Operations and amounts payable to TFS as of June 30, 2013 are included in Transfer agent fees in the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), as elected by the Trustee.

NOTE 4. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2013 were as follows:

Purchases of securities:
Long-term	$53,389,291
U.S. Government	44,934,616

Proceeds from maturities and sales of securities:
Long-term	29,093,890
U.S. Government	8,444,468

NOTE 5. FEDERAL INCOME TAX MATTERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Portfolio’s tax provisions taken or expected to be taken for all open tax years 2009 - 2012, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

NOTE 6. SUBSEQUENT EVENT

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica JPMorgan Core Bond VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board”) held on June 12-13, 2013, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica JPMorgan Core Bond VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”). The Board also reviewed and considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Investment Advisory Agreement, the “Agreements”) for the Portfolio between TAM and J.P. Morgan Investment Management Inc. (the “Sub-Adviser”).

Following their review and consideration, the Trustees determined that the terms of the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable and that the renewal of each of the Agreements is in the best interests of the Portfolio and its shareholders. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Agreements through June 30, 2014. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the Agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and/or their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM and the Sub-Adviser; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser.

The Board also considered the continuous and regular investment advisory and other services provided by TAM for the portion of the management fee it retains after payment of the sub-advisory fee. The Board noted that the investment advisory services include the design and development of the Portfolio and its investment strategy, TAM’s selection, ongoing oversight and monitoring of the Sub-Adviser, TAM’s daily supervision of the Portfolio’s investments and recommendations to change the Portfolio’s investment strategy or sub-adviser where it believes appropriate or advisable. The Board also noted that TAM provides services to all Transamerica mutual funds, including the Portfolio, in the form of oversight of the services provided by the funds’ administrator, custodian and transfer agent and supervision of the performance of recordkeeping, shareholder relations, regulatory reporting and compliance functions of the funds.

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2012.

The Board noted that the performance of the Initial Class of the Portfolio was above the median for its peer universe for the past 5- and 10-year periods, in line with the median for the past 3-year period and below the median for the past 1-year period. The Board also noted that the performance of the Initial Class of the Portfolio was above its benchmark for the past 1-, 3-, 5- and 10-year periods. The Trustees discussed the reasons for the recent underperformance with TAM and agreed to continue to monitor the performance of the Portfolio.

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be procured by TAM and provided by the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and that is competitive with other investment companies.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of other investment

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica JPMorgan Core Bond VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by Strategic Insight, an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was in line with the median for its peer group and above the median for its peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Initial Class of the Portfolio were in line with the median for its peer group and above the median for its peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser and is paid by TAM and not the Portfolio. As a result, the Board principally considered the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any further economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from these economies of scale. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser and whether the Portfolio has achieved economies of scale in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered any other benefits derived by TAM, its affiliates and the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement is in the best interests of the Portfolio and its shareholders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica JPMorgan Enhanced Index VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2013, and held for the entire period until June 30, 2013.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses(A)
Portfolio Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period(B)	Ending Account Value	Expenses Paid During Period(B)	Annualized Expense Ratio
Transamerica JPMorgan Enhanced Index VP
Initial Class	$1,000.00	$1,137.50	$4.40	$1,020.40	$4.16	0.84%
Service Class	1,000.00	1,135.90	5.71	1,019.18	5.40	1.09

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (179 days), and divided by the number of days in the year (365 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2013

(the following chart summarizes the Schedule of Investments of the portfolio by asset type)

(unaudited)

Asset Type	% of Net Assets
Common Stocks	97.2%
Repurchase Agreement	2.8
Securities Lending Collateral	1.8
Short-Term U.S. Government Obligation	0.1
Other Assets and Liabilities - Net(A)	(1.9)
Total	100.0%

(A)	The Other Assets and Liabilities - Net category may include, but is not limited to, Reverse Repurchase Agreements, Forward Foreign Currency Contracts, Futures Contracts, Swap Agreements, Written Options and Swaptions, Securities Sold Short, TBA Short Commitments, and Cash Collateral.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica JPMorgan Enhanced Index VP

SCHEDULE OF INVESTMENTS

At June 30, 2013

(unaudited)

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATION - 0.1%
U.S. Treasury Bill
0.07%, 11/14/2013 (A) (B)	$ 370,000	$ 369,908

Total Short-Term U.S. Government Obligation (cost $369,908)		369,908

	Shares	Value
COMMON STOCKS - 97.2%
Aerospace & Defense - 3.0%
General Dynamics Corp.	1,381	108,174
Honeywell International, Inc.	41,477	3,290,785
United Technologies Corp.	37,575	3,492,220
Air Freight & Logistics - 0.1%
FedEx Corp.	2,414	237,972
United Parcel Service, Inc. - Class B	1,038	89,766
Airlines - 0.1%
Southwest Airlines Co.	20,673	266,475
Auto Components - 0.1%
Johnson Controls, Inc.	5,166	184,891
Automobiles - 0.8%
General Motors Co. (C)	56,521	1,882,714
Beverages - 2.7%
Coca-Cola Co.	69,425	2,784,637
Coca-Cola Enterprises, Inc.	29,842	1,049,245
Dr. Pepper Snapple Group, Inc.	13,711	629,746
PepsiCo, Inc.	22,502	1,840,438
Biotechnology - 2.9%
Alexion Pharmaceuticals, Inc. (C)	5,877	542,094
Biogen IDEC, Inc. (C)	13,494	2,903,909
Celgene Corp. (C)	20,425	2,387,887
Onyx Pharmaceuticals, Inc. (C) (D)	4,446	386,002
Vertex Pharmaceuticals, Inc. (C)	7,575	605,015
Building Products - 0.4%
Masco Corp.	48,419	943,686
Capital Markets - 2.4%
Goldman Sachs Group, Inc.	13,343	2,018,129
Invesco, Ltd.	40,495	1,287,741
Morgan Stanley	34,484	842,444
State Street Corp.	20,617	1,344,434
Chemicals - 1.8%
Air Products & Chemicals, Inc.	16,128	1,476,841
Axiall Corp. (D)	9,314	396,590
CF Industries Holdings, Inc. - Class B	1,618	277,487
Dow Chemical Co.	41,345	1,330,069
E.I. du Pont de Nemours & Co.	14,930	783,825
Commercial Banks - 2.9%
CIT Group, Inc. (C)	2,176	101,467
Comerica, Inc. - Class A	12,193	485,647
Fifth Third Bancorp	8,863	159,977
SunTrust Banks, Inc.	13,137	414,735
Wells Fargo & Co.	135,634	5,597,615
Commercial Services & Supplies - 0.2%
Tyco International, Ltd.	13,147	433,194
Communications Equipment - 2.7%
Cisco Systems, Inc.	148,740	3,615,870
QUALCOMM, Inc.	44,102	2,693,750
Computers & Peripherals - 3.2%
Apple, Inc.	13,987	5,539,971
EMC Corp.	35,904	848,052

	Shares	Value
Computers & Peripherals (continued)
Hewlett-Packard Co.	34,485	$ 855,228
NetApp, Inc. (C)	5,661	213,873
Construction & Engineering - 0.8%
Fluor Corp.	31,661	1,877,814
Consumer Finance - 0.5%
Capital One Financial Corp.	20,229	1,270,583
Containers & Packaging - 0.3%
Crown Holdings, Inc. (C)	17,962	738,777
Diversified Financial Services - 3.5%
Bank of America Corp.	252,327	3,244,925
Citigroup, Inc.	84,101	4,034,325
IntercontinentalExchange, Inc. (C)	3,699	657,534
NYSE Euronext	3,821	158,190
Diversified Telecommunication Services - 1.9%
AT&T, Inc.	43,141	1,527,191
Verizon Communications, Inc.	58,746	2,957,274
Electric Utilities - 2.0%
American Electric Power Co., Inc.	7,721	345,746
Edison International	26,589	1,280,526
NextEra Energy, Inc.	24,739	2,015,734
NV Energy, Inc.	12,966	304,182
Xcel Energy, Inc.	27,590	781,901
Electrical Equipment - 1.3%
Eaton Corp. PLC	2,491	163,932
Emerson Electric Co.	52,344	2,854,842
Electronic Equipment & Instruments - 0.2%
Corning, Inc.	14,527	206,719
TE Connectivity, Ltd.	6,977	317,733
Energy Equipment & Services - 2.3%
Cameron International Corp. (C)	9,599	587,075
Ensco PLC - Class A	26,522	1,541,459
Noble Corp.	16,189	608,383
Schlumberger, Ltd.	35,413	2,537,695
Food & Staples Retailing - 1.5%
CVS Caremark Corp.	42,219	2,414,083
Kroger Co.	6,517	225,097
Wal-Mart Stores, Inc.	11,009	820,060
Food Products - 2.0%
Archer-Daniels-Midland Co.	50,695	1,719,067
General Mills, Inc.	23,122	1,122,111
Mondelez International, Inc. - Class A	64,475	1,839,472
Gas Utilities - 0.1%
Questar Corp.	9,959	237,522
Health Care Equipment & Supplies - 1.7%
Baxter International, Inc.	13,816	957,034
CareFusion Corp. - Class A (C)	19,924	734,199
Covidien PLC	20,008	1,257,303
Intuitive Surgical, Inc. (C)	1,653	837,377
St. Jude Medical, Inc.	4,712	215,009
Health Care Providers & Services - 1.7%
DaVita HealthCare Partners, Inc. (C)	6,098	736,638
Humana, Inc. - Class A (D)	13,556	1,143,855
UnitedHealth Group, Inc.	30,899	2,023,267
Health Care Technology - 0.3%
athenahealth, Inc. (C) (D)	2,261	191,552
Cerner Corp. (C)	4,625	444,416
Hotels, Restaurants & Leisure - 1.0%
Marriott International, Inc. - Class A	14,522	586,253
Royal Caribbean Cruises, Ltd. - Class A	19,251	641,829

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica JPMorgan Enhanced Index VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

	Shares	Value
Hotels, Restaurants & Leisure (continued)
Starbucks Corp.	4,931	$ 322,931
Yum! Brands, Inc.	11,995	831,733
Household Durables - 0.4%
Lennar Corp. - Class A (D)	6,231	224,565
NVR, Inc. (C)	88	81,136
PulteGroup, Inc. (C)	32,766	621,571
Household Products - 2.3%
Clorox Co.	3,458	287,498
Kimberly-Clark Corp.	12,289	1,193,753
Procter & Gamble Co.	49,140	3,783,289
Industrial Conglomerates - 0.9%
General Electric Co.	89,356	2,072,166
Insurance - 3.8%
ACE, Ltd.	26,119	2,337,128
Aflac, Inc.	5,124	297,807
AON PLC	10,212	657,142
Berkshire Hathaway, Inc. - Class B (C)	18,181	2,034,818
Everest RE Group, Ltd.	2,373	304,361
Hartford Financial Services Group, Inc.	18,513	572,422
MetLife, Inc.	45,247	2,070,503
Prudential Financial, Inc.	6,359	464,398
RenaissanceRe Holdings, Ltd.	1,998	173,406
Internet & Catalog Retail - 1.2%
Amazon.com, Inc. (C)	6,083	1,689,188
Expedia, Inc. (D)	3,810	229,172
priceline.com, Inc. (C)	911	753,515
Internet Software & Services - 2.8%
eBay, Inc. (C)	12,425	642,621
Google, Inc. - Class A (C)	6,531	5,749,697
LinkedIn Corp. - Class A (C)	567	101,096
IT Services - 3.0%
Cognizant Technology Solutions Corp. - Class A (C)	11,315	708,432
Fidelity National Information Services, Inc.	14,175	607,257
International Business Machines Corp.	13,309	2,543,483
Jack Henry & Associates, Inc.	4,911	231,456
Visa, Inc. - Class A	15,932	2,911,573
Life Sciences Tools & Services - 0.5%
Mettler-Toledo International, Inc. (C) (D)	2,744	552,093
Thermo Fisher Scientific, Inc.	6,058	512,688
Machinery - 1.2%
Cummins, Inc.	1,611	174,729
Deere & Co. (D)	5,966	484,738
PACCAR, Inc.	31,646	1,698,124
SPX Corp.	5,842	420,507
Media - 4.0%
CBS Corp. - Class B	27,566	1,347,150
Comcast Corp. - Class A	73,697	3,086,430
DISH Network Corp. - Class A	6,124	260,393
Time Warner Cable, Inc.	8,818	991,849
Time Warner, Inc.	49,644	2,870,416
Walt Disney Co. - Class A	11,433	721,994
Metals & Mining - 0.3%
Alcoa, Inc.	93,632	732,202
Walter Energy, Inc. (D)	5,367	55,817
Multi-Utilities - 1.3%
CMS Energy Corp.	7,609	206,737
DTE Energy Co.	10,649	713,589
NiSource, Inc. - Class B	34,623	991,603
Sempra Energy	12,888	1,053,723

	Shares	Value
Multiline Retail - 1.3%
Macy’s, Inc.	14,356	$ 689,088
Nordstrom, Inc.	2,305	138,162
Target Corp.	33,347	2,296,274
Oil, Gas & Consumable Fuels - 7.8%
Anadarko Petroleum Corp. - Class A	11,364	976,509
Apache Corp.	6,453	540,955
Chevron Corp.	41,832	4,950,399
ConocoPhillips	30,394	1,838,837
EOG Resources, Inc.	6,300	829,584
Exxon Mobil Corp.	54,301	4,906,095
Marathon Petroleum Corp.	8,749	621,704
Occidental Petroleum Corp.	13,971	1,246,632
Phillips 66	16,829	991,396
Range Resources Corp.	2,613	202,037
Valero Energy Corp.	5,900	205,143
Williams Cos., Inc.	24,148	784,086
Pharmaceuticals - 5.1%
Actavis, Inc. (C)	2,264	285,762
Allergan, Inc.	11,069	932,453
Bristol-Myers Squibb Co.	66,646	2,978,410
Johnson & Johnson	68,168	5,852,904
Merck & Co., Inc.	10,851	504,029
Pfizer, Inc.	28,527	799,041
Valeant Pharmaceuticals International, Inc. (C)	4,494	386,844
Zoetis, Inc. - Class A	3,124	96,494
Real Estate Investment Trusts - 2.2%
Alexandria Real Estate Equities, Inc.	1,538	101,077
American Campus Communities, Inc. - Class A	5,031	204,560
Apartment Investment & Management Co. - Class A	3,531	106,071
Boston Properties, Inc.	4,146	437,279
Brandywine Realty Trust	26,017	351,750
CBL & Associates Properties, Inc.	24,944	534,301
Digital Realty Trust, Inc. (D)	3,702	225,822
HCP, Inc.	8,823	400,917
Highwoods Properties, Inc. (D)	13,247	471,726
Host Hotels & Resorts, Inc.	25,834	435,820
LaSalle Hotel Properties	13,796	340,761
Post Properties, Inc.	3,523	174,353
ProLogis, Inc. - Class A	2,018	76,119
Simon Property Group, Inc.	5,858	925,095
Ventas, Inc.	5,698	395,783
Road & Rail - 2.3%
CSX Corp.	88,702	2,057,000
Norfolk Southern Corp.	2,919	212,065
Union Pacific Corp.	19,735	3,044,716
Semiconductors & Semiconductor Equipment - 1.9%
Applied Materials, Inc. - Class A	40,860	609,223
Avago Technologies, Ltd. - Class A	9,050	338,289
Broadcom Corp. - Class A	40,390	1,363,566
KLA-Tencor Corp.	11,853	660,568
LAM Research Corp. (C)	14,917	661,420
Texas Instruments, Inc. (D)	14,142	493,131
Xilinx, Inc.	9,624	381,207
Software - 4.0%
Adobe Systems, Inc. (C)	39,050	1,779,118
Citrix Systems, Inc. (C)	10,304	621,640
Microsoft Corp.	127,791	4,412,623
Oracle Corp.	80,888	2,484,880
VMware, Inc. - Class A (C)	1,770	118,572

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica JPMorgan Enhanced Index VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

	Shares	Value
Specialty Retail - 3.6%
AutoZone, Inc. (C)	3,608	$ 1,528,673
Home Depot, Inc.	37,642	2,916,126
Lowe’s Cos., Inc.	44,208	1,808,107
O’Reilly Automotive, Inc. (C)	1,100	123,882
Ross Stores, Inc.	7,562	490,093
TJX Cos., Inc.	30,012	1,502,401
Textiles, Apparel & Luxury Goods - 0.9%
Lululemon Athletica, Inc. (C)	1,804	118,198
V.F. Corp.	9,591	1,851,639
Tobacco - 1.6%
Philip Morris International, Inc.	42,967	3,721,802
Trading Companies & Distributors - 0.3%
WW Grainger, Inc.	3,165	798,150
Wireless Telecommunication Services - 0.1%
Sprint Nextel Corp. (C)	15,894	111,576

Total Common Stocks (cost $205,120,883)		226,317,115

SECURITIES LENDING COLLATERAL - 1.8%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.18% (A)	4,167,475	4,167,475

Total Securities Lending Collateral (cost $4,167,475)		4,167,475

Principal	Value
REPURCHASE AGREEMENT - 2.8%

State Street Bank & Trust Co.
0.03% (A), dated 06/28/2013, to be repurchased at $6,477,601 on 07/01/2013. Collateralized by a U.S. Government Agency Obligation, 2.50%, due 04/01/2028, and with a value of $6,611,017.

$ 6,477,585	$ 6,477,585

Total Repurchase Agreement (cost $6,477,585)	6,477,585

Total Investment Securities (cost $216,135,851) (E)	237,332,083
Other Assets and Liabilities - Net	(4,449,655)

Net Assets	$ 232,882,428

FUTURES CONTRACTS:
Description	Type	Contracts	Expiration Date	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index	Long	79	09/20/2013	$(67,386)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rate shown reflects the yield at June 30, 2013.
(B)	All or a portion of this security has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts. Total value of securities segregated as collateral to cover margin requirements for open futures contracts is $369,926.
(C)	Non-income producing security.
(D)	All or a portion of this security is on loan. The value of all securities on loan is $4,076,209. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(E)	Aggregate cost for federal income tax purposes is $216,135,851. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $24,804,909 and $3,608,677, respectively. Net unrealized appreciation for tax purposes is $21,196,232.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica JPMorgan Enhanced Index VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

VALUATION SUMMARY: (F)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2013
ASSETS
Investment Securities
Short-Term U.S. Government Obligation	$—	$369,908	$—	$369,908
Common Stocks	226,317,115	—	—	226,317,115
Securities Lending Collateral	4,167,475	—	—	4,167,475
Repurchase Agreement	—	6,477,585	—	6,477,585
Total Investment Securities	$230,484,590	$6,847,493	$—	$237,332,083

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2013
LIABILITIES
Derivative Financial Instruments
Futures Contracts (G)	$(67,386)	$—	$—	$(67,386)
Total Derivative Financial Instruments	$(67,386)	$—	$—	$(67,386)

Other Liabilities (H)
Collateral for Securities on Loan	$—	$(4,167,475)	$—	$(4,167,475)
Total Other Liabilities	$—	$(4,167,475)	$—	$(4,167,475)

(F)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended June 30, 2013. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
(G)	Derivative financial instruments valued at unrealized appreciation (depreciation) on the instrument.
(H)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica JPMorgan Enhanced Index VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2013

(unaudited)

Assets:
Investment securities, at value (cost: $209,658,266) (including securities loaned of $4,076,209)	$230,854,498

Repurchase agreement, at value (cost: $6,477,585)	6,477,585
Receivables:
Shares sold	239,527
Investment securities sold	2,792,383
Interest	5
Dividends	260,196
Securities lending income (net)	473
Prepaid expenses	1,012

Total assets	240,625,679

Liabilities:
Accounts payable and accrued liabilities:
Shares redeemed	32,971
Investment securities purchased	3,339,894
Administration fees	4,451
Variation margin	28,952
Management and advisory fees	150,186
Distribution and service fees	3,122
Transfer agent fees	30
Trustees fees	59
Other	16,111
Collateral for securities on loan	4,167,475

Total liabilities	7,743,251

Net assets	$232,882,428

Net assets consist of:
Capital stock ($0.01 par value)	$152,190
Additional paid-in capital	199,179,864
Undistributed (accumulated) net investment income (loss)	2,895,046
Undistributed net realized gain (loss) from investment securities and futures contracts	9,526,482
Net unrealized appreciation (depreciation) on:
Investment securities	21,196,232
Futures contracts	(67,386)

Net assets	$232,882,428

Net assets by class:
Initial Class	$216,804,205
Service Class	16,078,223
Shares outstanding:
Initial Class	14,168,250
Service Class	1,050,731
Net asset value and offering price per share:
Initial Class	$15.30
Service Class	15.30

STATEMENT OF OPERATIONS

For the period ended June 30, 2013

(unaudited)

Investment Income:
Dividend income (net of withholding taxes on foreign dividends of $176)	$2,065,873
Interest income	930
Securities lending income (net)	9,933

Total investment income	2,076,736

Expenses:
Management and advisory	776,585
Distribution and service:
Service Class	17,378
Transfer agent	798
Printing and shareholder reports	8,276
Custody	30,316
Administration	26,236
Legal	4,418
Audit and tax	6,455
Trustees	4,017
Other	2,221

Total expenses	876,700

Expenses (waived/reimbursed) recaptured	18,430

Net expenses	895,130

Net investment income (loss)	1,181,606

Net realized gain (loss) on transactions from:
Investment securities	11,222,379
Futures contracts	631,382

Total realized gain (loss)	11,853,761

Net change in unrealized appreciation (depreciation) on:
Investment securities	13,189,477
Futures contracts	(71,010)

Net change in unrealized appreciation (depreciation)	13,118,467

Net realized and change in unrealized gain (loss)	24,972,228

Net increase (decrease) in net assets resulting from operations	$26,153,834

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica JPMorgan Enhanced Index VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2013 (unaudited)	December 31, 2012
From operations:
Net investment income (loss)	$1,181,606	$1,713,767
Net realized gain (loss) from investment securities and futures contracts	11,853,761	6,542,689
Net change in unrealized appreciation (depreciation) on investment securities and futures contracts	13,118,467	5,931,699
Net increase (decrease) in net assets resulting from operations	26,153,834	14,188,155

Distributions to shareholders:
From net investment income:
Initial Class	—	(1,112,211)
Service Class	—	(94,542)
Total distributions to shareholders	—	(1,206,753)

Capital share transactions:
Proceeds from shares sold:
Initial Class	32,641,173	100,057,636
Service Class	5,735,686	8,008,038
	38,376,859	108,065,674
Dividends and distributions reinvested:
Initial Class	—	1,112,211
Service Class	—	94,542
	—	1,206,753
Cost of shares redeemed:
Initial Class	(14,752,449)	(24,348,351)
Service Class	(3,507,114)	(4,585,715)
	(18,259,563)	(28,934,066)
Net increase (decrease) in net assets resulting from capital shares transactions	20,117,296	80,338,361

Net increase (decrease) in net assets	46,271,130	93,319,763

Net assets:
Beginning of period/year	186,611,298	93,291,535
End of period/year	$232,882,428	$186,611,298
Undistributed (accumulated) net investment income (loss)	$2,895,046	$1,713,440

Share activity:
Shares issued:
Initial Class	2,196,878	7,425,510
Service Class	379,061	609,543
	2,575,939	8,035,053
Shares issued-reinvested from dividends and distributions:
Initial Class	—	84,115
Service Class	—	7,168
	—	91,283
Shares redeemed:
Initial Class	(994,788)	(1,882,114)
Service Class	(233,711)	(355,290)
	(1,228,499)	(2,237,404)

Net increase (decrease) in shares outstanding:
Initial Class	1,202,090	5,627,511
Service Class	145,350	261,421
	1,347,440	5,888,932

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica JPMorgan Enhanced Index VP

FINANCIAL HIGHLIGHTS

For the period or years ended:

For a share outstanding throughout each period/year	Initial Class
	June 30, 2013 (unaudited)		December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
Net asset value
Beginning of period/year	$13.45		$11.69	$11.76	$10.36	$8.15	$16.43
Investment operations
Net investment income (loss)(A)	0.08		0.18	0.14	0.12	0.14	0.20
Net realized and unrealized gain (loss)	1.77		1.73	(0.06)	1.42	2.26	(5.49)
Total investment operations	1.85		1.91	0.08	1.54	2.40	(5.29)
Distributions
Net investment income	—		(0.15)	(0.15)	(0.14)	(0.19)	(0.23)
Net realized gains	—		—	—	—	—	(2.76)
Total distributions	—		(0.15)	(0.15)	(0.14)	(0.19)	(2.99)
Net asset value
End of period/year	$15.30		$13.45	$11.69	$11.76	$10.36	$8.15
Total return(B)	13.75	%(C)	16.35%	0.74%	15.18%	29.59%	(37.35)%
Net assets end of period/year (000’s)	$216,804		$174,417	$85,753	$109,894	$107,759	$83,543
Ratio and supplemental data
Expenses to average net assets
After (waiver/reimbursement) recapture	0.84	%(D)	0.84%	0.84%	0.84%	0.84%	0.82%
Before (waiver/reimbursement) recapture	0.84	%(D)	0.84%	0.86%	0.85%	0.85%	0.82%
Net investment income (loss) to average net assets	1.14	%(D)	1.37%	1.17%	1.13%	1.57%	1.59%
Portfolio turnover rate	45	%(C)	96%	166%	190%	117%	74%

(A)	Calculated based on average number of shares outstanding.
(B)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(C)	Not annualized.
(D)	Annualized.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

For a share outstanding throughout each period/year	Service Class
	June 30, 2013 (unaudited)		December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
Net asset value
Beginning of period/year	$13.47		$11.71	$11.79	$10.40	$8.17	$16.45
Investment operations
Net investment income (loss)(A)	0.06		0.14	0.11	0.10	0.12	0.17
Net realized and unrealized gain (loss)	1.77		1.74	(0.06)	1.42	2.26	(5.50)
Total investment operations	1.83		1.88	0.05	1.52	2.38	(5.33)
Distributions
Net investment income	—		(0.12)	(0.13)	(0.13)	(0.15)	(0.19)
Net realized gains	—		—	—	—	—	(2.76)
Total distributions	—		(0.12)	(0.13)	(0.13)	(0.15)	(2.95)
Net asset value
End of period/year	$15.30		$13.47	$11.71	$11.79	$10.40	$8.17
Total return(B)	13.59	%(C)	16.09%	0.47%	14.85%	29.32%	(37.52)%
Net assets end of period/year (000’s)	$16,078		$12,194	$7,539	$7,542	$4,671	$3,116
Ratio and supplemental data
Expenses to average net assets
After (waiver/reimbursement) recapture	1.09	%(D)	1.09%	1.09%	1.09%	1.09%	1.07%
Before (waiver/reimbursement) recapture	1.09	%(D)	1.09%	1.11%	1.10%	1.10%	1.07%
Net investment income (loss) to average net assets	0.89	%(D)	1.10%	0.94%	0.90%	1.32%	1.32%
Portfolio turnover rate	45	%(C)	96%	166%	190%	117%	74%

(A)	Calculated based on average number of shares outstanding.
(B)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(C)	Not annualized.
(D)	Annualized.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica JPMorgan Enhanced Index VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2013

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica JPMorgan Enhanced Index VP (the “Portfolio”) is a series of TST.

The Portfolio currently offers two classes of shares: Initial Class and Service Class.

Transamerica Asset Management, Inc. (“TAM”) provides continuous and regular investment advisory services to the Portfolio. TAM acts as a manager of managers, providing advisory services that include, without limitation, the design and development of each Portfolio and its investment strategy and the ongoing review and evaluation of that investment strategy including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for each Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending and implementing fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolios’ investments; regular review of sub-adviser performance and holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation of portfolio holdings; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolios’ Board of Trustees; oversight of preparation of prospectuses, shareholder reports and other disclosure materials and filings; and oversight of other service providers to the Portfolios, such as the custodian, the transfer agent, the administrator, the distributor, the Portfolios’ independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations for the Portfolios; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment advisory services. Where TAM employs sub-advisers, the sub-advisers carry out and effectuate the investment strategy designed for the Portfolios by TAM and are responsible, subject to TAM’s and the Board of Trustees oversight, for the day-to-day management of the Portfolios and for making decisions to buy, hold or sell a particular security.

Transamerica Fund Services, Inc. (“TFS”) provides supervisory and administrative services to each Portfolio. TFS’s supervisory and administrative services include performing certain administrative services for the Portfolios and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided for the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TFS has outsourced the provision of certain services as described below; to the extent agreed upon by TFS and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of net asset values; shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; recommending and implementing fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and its dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; preparation of agendas and supporting documents for and minutes of meetings of Trustees and committees of Trustees; and preparation of regular communications with the Trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TFS to perform supervisory and administrative services to the Portfolio. State Street performs back office services to support TFS, including furnishing financial and performance information about the Portfolios for inclusion in regulatory filings and Trustee and shareholder reports; preparing drafts of regulatory filings, Trustee materials, tax returns, expenses and budgeting; tax compliance testing; and maintaining books and records. TFS pays all expenses it incurs in connection with providing these services in the Amended and Restated Services Agreement with the exception of the costs of certain services specifically assumed by the Portfolios, as numerated within the Statement of Operations.

This report should be read in conjunction with the Portfolio’s current prospectus, which contains additional information about the Portfolio, including investment objectives and strategies.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of securities exposes the Portfolio to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Portfolios may experience delays in recovery of the loaned securities or delays in access to collateral; or

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica JPMorgan Enhanced Index VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 1. (continued)

(iv) the Portfolios may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. The lending agent has agreed to indemnify the Portfolios in the case of default of any securities borrowed.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio (“Navigator”), a money market mutual fund registered under the 1940 Act. The Transamerica Asset Management family of mutual funds is a significant shareholder of the Navigator as of June 30, 2013. No individual portfolio has a significant holding in the Navigator.

By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees.

Such income is reflected separately in the Statement of Operations. Income from loaned securities in the Statement of Operations is net of fees and rebates earned by the lending agent for its services. The value of loaned securities and related collateral outstanding at June 30, 2013 are shown in the Schedule of Investments and the Statement of Assets and Liabilities.

Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

The open repurchase agreements and related collateral at June 30, 2013 are listed in the Schedule of Investments.

Futures contracts: The Portfolio is subject to equity and commodity price risks, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The open futures contracts at June 30, 2013 are listed in the Schedule of Investments. The variation margin receivable or payable, as applicable, is included in the Statement of Assets and Liabilities.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, has elected to place security transactions of the Portfolio with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions paid by the Portfolio be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

Commissions recaptured during the period ended June 30, 2013 of $7,765 are included in net realized gain (loss) in the Statement of Operations.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend date, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Real estate investment trust (“REITs”): Dividend income related to a REIT is recorded at management’s estimate of the income included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts.

There are certain additional risks involved in investing in REITs. These include, but are not limited to, economical conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class, based upon net assets. Each class bears its own specific expenses in addition to the non-class specific expenses.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica JPMorgan Enhanced Index VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 1. (continued)

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The Portfolio’s Board of Trustees has delegated the valuation functions on a day-to-day basis to TAM, subject to board oversight. TAM has formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board of Trustees. These policies and procedures are reviewed at least annually by the Board of Trustees. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair market value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities (common and preferred stocks): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica JPMorgan Enhanced Index VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 2. (continued)

Foreign securities, in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2 or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the net asset value of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

Short-term notes: Short-term notes are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values would be generally categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Government securities: Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Government securities generally are categorized in Level 2 of the fair value hierarchy, or in Level 3 if inputs are unobservable.

Derivative instruments: Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in level 1 of the fair value hierarchy. Over the counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. A substantial majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized in level 2 of the fair value hierarchy or in Level 3 if inputs are unobservable.

The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2013, is disclosed in the Valuation Summary of the Schedule of Investments.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.

TAM, the Portfolio’s investment adviser, is directly owned by Western Reserve Life Assurance Co. of Ohio and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. AUSA is wholly owned by Aegon USA, LLC (“Aegon USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Aegon USA is owned by Aegon US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

TFS is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS, and TCI. No interested trustee receives compensation from the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica JPMorgan Enhanced Index VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 3. (continued)

The following schedule reflects the percentage of Portfolio assets owned by affiliated investment companies at June 30, 2013:

	Market Value	% of Net Assets
Transamerica BlackRock Tactical Allocation VP	$100,567,562	43.18%
Transamerica Madison Balanced Allocation VP	4,396,269	1.89
Total	$104,963,831	45.07%

Investment advisory fees: The Portfolio pays management fees to TAM based on average daily net assets (“ANA”) at the following rates and breakpoints:

First $750 million	0.74%
Over $750 million up to $1 billion	0.69%
Over $1 billion	0.65%

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

Expense limit	Maximum Operating Expense Limit Effective Through
0.84%	May 1, 2014

TAM is entitled to reimbursement by the Portfolio of fees waived and/or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit.

During the period ended June 30, 2013, there were no amounts reimbursed/waived by TAM.

The following amounts were available for recapture by TAM as of June 30, 2013:

Amount Available	Year Reimbursed	Available Through
$ 18,354	2011	12/31/2013
76	2012	12/31/2014

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2014. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. The Portfolio pays TFS an annual fee of 0.025% of ANA. The Legal fees in the Statement of Operations are for fees paid to external legal counsel.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica JPMorgan Enhanced Index VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 3. (continued)

Transfer agent services: TFS provides transfer agency services under the Administrative Agreement and is compensated for such services under that agreement. For the period ended June 30, 2013 amounts paid to TFS by the Portfolio are included in Transfer Agent in the Statement of Operations and amounts payable to TFS as of June 30, 2013 are included in Transfer agent fees in the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), as elected by the Trustee.

NOTE 4. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2013 were as follows:

Purchases of securities:
Long-term	$113,714,660
U.S. Government	—
Proceeds from maturities and sales of securities:
Long-term	94,174,892
U.S. Government	—

NOTE 5. DERIVATIVE FINANCIAL INSTRUMENTS

The Portfolio is subject to various risks in the normal course of pursuing its investment objective. The volume of future contracts held throughout the year averaged one contract, beginning and ending the year at one contract. The tables below highlight the types of risks and the derivative instruments used to mitigate the risks:

Fair Values of Derivative Instruments in the Statement of Assets and Liabilities as of June 30, 2013:

Derivatives not accounted for as hedging instruments

Location	Equity contracts
Liability Derivatives
Unrealized appreciation (depreciation) on futures contracts (A)	$(67,386)

(A)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Effect of Derivative Instruments in the Statement of Operations for the period ended June 30, 2013:

Derivatives not accounted for as hedging instruments

Location	Equity contracts
Net Realized Gain (Loss) on derivatives recognized in income
Net realized gain (loss) on futures contracts	$631,382
Net Change in Unrealized Appreciation (Depreciation) on derivatives recognized in income
Net change in unrealized appreciation (depreciation) on futures contracts	(71,010)
Total	$560,372

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica JPMorgan Enhanced Index VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 6. FEDERAL INCOME TAX MATTERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Portfolio’s tax provisions taken or expected to be taken for all open tax years 2009 - 2012, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

NOTE 7. SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica JPMorgan Enhanced Index VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board”) held on June 12-13, 2013, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica JPMorgan Enhanced Index VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”). The Board also reviewed and considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Investment Advisory Agreement, the “Agreements”) for the Portfolio between TAM and J.P. Morgan Investment Management Inc. (the “Sub-Adviser”).

Following their review and consideration, the Trustees determined that the terms of the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable and that the renewal of each of the Agreements is in the best interests of the Portfolio and its shareholders. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Agreements through June 30, 2014. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the Agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and/or their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM and the Sub-Adviser; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment advisory and other services provided by TAM for the portion of the management fee it retains after payment of the sub-advisory fee. The Board noted that the investment advisory services include the design and development of the Portfolio and its investment strategy, TAM’s selection, ongoing oversight and monitoring of the Sub-Adviser, TAM’s daily supervision of the Portfolio’s investments and recommendations to change the Portfolio’s investment strategy or sub-adviser where it believes appropriate or advisable. The Board also noted that TAM provides services to all Transamerica mutual funds, including the Portfolio, in the form of oversight of the services provided by the funds’ administrator, custodian and transfer agent and supervision of the performance of recordkeeping, shareholder relations, regulatory reporting and compliance functions of the funds.

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2012.

The Board noted that the performance of the Initial Class of the Portfolio was above the median for its peer universe for the past 1-, 3-, 5- and 10-year periods. The Board also noted that the performance of the Initial Class of the Portfolio was above its benchmark for the past 1- and 5-year periods and below its benchmark for the past 3- and 10-year periods.

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be procured by TAM and provided by the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and that is competitive with other investment companies.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of other investment

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica JPMorgan Enhanced Index VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by TAM.

The Board noted that the Portfolio’s contractual management fee was above the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Initial Class of the Portfolio were above the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser and is paid by TAM and not the Portfolio. As a result, the Board principally considered the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any further economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from these economies of scale. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser and whether the Portfolio has achieved economies of scale in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered any other benefits derived by TAM, its affiliates and the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio. The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and its shareholders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement is in the best interests of the Portfolio and its shareholders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica JPMorgan Mid Cap Value VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2013, and held for the entire period until June 30, 2013.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses(A)
Portfolio Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period(B)	Ending Account Value	Expenses Paid During Period(B)	Annualized Expense Ratio
Transamerica JPMorgan Mid Cap Value VP
Initial Class	$1,000.00	$1,151.80	$4.54	$1,020.30	$4.26	0.86%
Service Class	1,000.00	1,150.10	5.85	1,019.08	5.50	1.11

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (179 days), and divided by the number of days in the year (365 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2013

(the following chart summarizes the Schedule of Investments of the portfolio by asset type)

(unaudited)

Asset Type	% of Net Assets
Common Stocks	98.3%
Securities Lending Collateral	5.5
Repurchase Agreement	1.7
Other Assets and Liabilities - Net	(5.5)
Total	100.0%

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica JPMorgan Mid Cap Value VP

SCHEDULE OF INVESTMENTS

At June 30, 2013

(unaudited)

	Shares	Value
COMMON STOCKS - 98.3%
Beverages - 2.5%
Beam, Inc.	158,113	$9,978,511
Brown-Forman Corp. - Class B	68,283	4,612,517
Dr. Pepper Snapple Group, Inc.	170,130	7,814,071
Building Products - 0.8%
Fortune Brands Home & Security, Inc.	192,681	7,464,462
Capital Markets - 5.7%
Ameriprise Financial, Inc.	159,464	12,897,448
Charles Schwab Corp.	431,038	9,150,937
Invesco, Ltd.	350,852	11,157,094
Northern Trust Corp.	150,235	8,698,607
T. Rowe Price Group, Inc.	128,030	9,365,394
Chemicals - 4.0%
Airgas, Inc.	110,981	10,594,246
Albemarle Corp. (A)	174,800	10,888,292
Sherwin-Williams Co.	29,921	5,284,049
Sigma-Aldrich Corp. (A)	114,640	9,212,470
Commercial Banks - 6.3%
City National Corp. (A)	85,444	5,414,586
Cullen/Frost Bankers, Inc. (A)	55,615	3,713,414
Fifth Third Bancorp	732,848	13,227,906
First Republic Bank - Class A	119,697	4,605,941
Huntington Bancshares, Inc. - Class A	502,069	3,956,304
M&T Bank Corp.	100,558	11,237,356
SunTrust Banks, Inc.	304,938	9,626,893
Zions Bancorporation (A)	187,255	5,407,924
Commercial Services & Supplies - 0.3%
Republic Services, Inc. - Class A	79,708	2,705,289
Containers & Packaging - 3.7%
Ball Corp.	367,435	15,263,250
Rock-Tenn Co. - Class A	87,210	8,710,535
Silgan Holdings, Inc.	197,300	9,265,208
Distributors - 0.9%
Genuine Parts Co. (A)	100,713	7,862,664
Electric Utilities - 3.3%
Edison International	181,400	8,736,224
NV Energy, Inc.	96,650	2,267,409
Westar Energy, Inc. (A)	285,449	9,122,950
Xcel Energy, Inc.	331,850	9,404,629
Electrical Equipment - 2.7%
AMETEK, Inc. - Class A	224,023	9,476,173
Hubbell, Inc. - Class B	59,376	5,878,224
Regal Beloit Corp.	143,023	9,273,611
Electronic Equipment & Instruments - 3.0%
Amphenol Corp. - Class A	171,960	13,402,562
Arrow Electronics, Inc. (B)	294,942	11,753,439
CDW Corp/DE (B)	101,300	1,886,206
Food Products - 1.2%
Hershey Co.	91,605	8,178,494
JM Smucker Co.	24,823	2,560,493
Gas Utilities - 1.7%
EQT Corp.	123,676	9,816,164
Questar Corp.	228,210	5,442,809
Health Care Equipment & Supplies - 0.7%
CareFusion Corp. - Class A (B)	185,681	6,842,345
Health Care Providers & Services - 4.2%
AmerisourceBergen Corp. - Class A	150,932	8,426,534
CIGNA Corp.	170,150	12,334,174

	Shares	Value
Health Care Providers & Services (continued) Henry Schein, Inc. (A) (B)	71,743	$6,869,392
Humana, Inc. - Class A	123,659	10,434,346
Hotels, Restaurants & Leisure - 2.1%
Darden Restaurants, Inc.	82,924	4,186,004
Marriott International, Inc. - Class A	209,996	8,477,538
Yum! Brands, Inc.	89,179	6,183,672
Household Durables - 1.5%
Jarden Corp. (B)	94,744	4,145,050
Mohawk Industries, Inc. (B)	86,226	9,699,563
Household Products - 0.9%
Energizer Holdings, Inc.	80,089	8,049,745
Industrial Conglomerates - 1.1%
Carlisle Cos., Inc.	161,951	10,091,167
Insurance - 9.4%
Alleghany Corp. (B)	22,026	8,442,786
Chubb Corp. - Class A	86,616	7,332,045
Hartford Financial Services Group, Inc.	255,460	7,898,823
Loews Corp.	350,960	15,582,624
Marsh & McLennan Cos., Inc.	387,784	15,480,337
Old Republic International Corp.	408,275	5,254,499
OneBeacon Insurance Group, Ltd. - Class A	36,274	525,248
Unum Group	315,349	9,261,800
WR Berkley Corp.	185,310	7,571,767
XL Group PLC - Class A	268,988	8,155,716
Internet & Catalog Retail - 1.6%
Expedia, Inc.	146,357	8,803,373
TripAdvisor, Inc. (A) (B)	88,818	5,406,352
IT Services - 1.3%
Jack Henry & Associates, Inc.	250,310	11,797,110
Machinery - 2.7%
IDEX Corp.	194,750	10,479,497
Rexnord Corp. (B)	221,823	3,737,718
Snap-on, Inc.	113,040	10,103,515
Media - 2.5%
Cablevision Systems Corp. - Class A (A)	98,860	1,662,825
CBS Corp. - Class B	132,378	6,469,313
Clear Channel Outdoor Holdings, Inc. - Class A (B)	215,701	1,609,129
DISH Network Corp. - Class A	269,930	11,477,424
Gannett Co., Inc.	80,088	1,958,953
Multi-Utilities - 5.4%
CenterPoint Energy, Inc.	404,747	9,507,507
CMS Energy Corp.	347,520	9,442,118
NiSource, Inc. - Class B	365,384	10,464,598
Sempra Energy	141,228	11,546,801
Wisconsin Energy Corp.	192,149	7,876,188
Multiline Retail - 2.8%
Family Dollar Stores, Inc.	184,436	11,492,207
Kohl’s Corp. (A)	283,660	14,327,667
Oil, Gas & Consumable Fuels - 4.1%
Devon Energy Corp. - Class A	142,950	7,416,246
Energen Corp.	201,743	10,543,089
PBF Energy, Inc. - Class A (A)	188,210	4,874,639
QEP Resources, Inc.	228,690	6,353,008
Williams Cos., Inc.	235,187	7,636,522
Professional Services - 1.1%
Equifax, Inc.	163,005	9,605,885

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica JPMorgan Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

	Shares	Value
Real Estate Investment Trusts - 3.6%
Annaly Capital Management, Inc.	353,540	$4,443,998
HCP, Inc.	166,080	7,546,675
Kimco Realty Corp.	228,440	4,895,469
Regency Centers Corp.	128,703	6,539,400
Vornado Realty Trust - Class A	115,612	9,578,454
Real Estate Management & Development - 0.7%
Brookfield Office Properties, Inc. (A)	369,099	6,156,571
Semiconductors & Semiconductor Equipment - 3.3%
Analog Devices, Inc. - Class A	297,730	13,415,714
KLA-Tencor Corp.	89,200	4,971,116
Xilinx, Inc.	282,878	11,204,797
Software - 1.0%
Synopsys, Inc. (B)	246,231	8,802,758
Specialty Retail - 7.9%
AutoZone, Inc. (B)	33,741	14,295,724
Bed Bath & Beyond, Inc. (B)	182,616	12,947,474
Gap, Inc. - Class A	303,861	12,680,120
PetSmart, Inc. - Class A	114,492	7,669,819
Tiffany & Co. (A)	74,767	5,446,028
TJX Cos., Inc.	171,324	8,576,479
Williams-Sonoma, Inc. - Class A (A)	182,450	10,197,131
Textiles, Apparel & Luxury Goods - 1.9%
PVH Corp.	75,100	9,391,255
V.F. Corp.	41,993	8,107,169
Thrifts & Mortgage Finance - 1.0%
Capitol Federal Financial, Inc.	51,108	620,451
Hudson City Bancorp, Inc.	278,626	2,552,214
People’s United Financial, Inc. (A)	389,960	5,810,404

	Shares	Value
Trading Companies & Distributors - 1.1%
MSC Industrial Direct Co., Inc. - Class A	127,714	$9,892,726
Wireless Telecommunication Services - 0.3%
Telephone & Data Systems, Inc.	112,837	2,781,432

Total Common Stocks (cost $758,492,010)		889,674,992

SECURITIES LENDING COLLATERAL - 5.5%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.18% (C)	49,933,198	49,933,198

Total Securities Lending Collateral (cost $49,933,198)		49,933,198

	Principal	Value
REPURCHASE AGREEMENT - 1.7%
State Street Bank & Trust Co. 0.03% (C), dated 06/28/2013, to be repurchased at $15,664,183 on 07/01/2013. Collateralized by a U.S. Government Agency Obligation, 2.50%, due 04/01/2028, and with a value of $15,979,915.	$15,664,144	15,664,144

Total Repurchase Agreement (cost $15,664,144)		15,664,144

Total Investment Securities (cost $824,089,352) (D)		955,272,334
Other Assets and Liabilities - Net		(50,043,597)

Net Assets		$905,228,737

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $48,743,434. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing security.
(C)	Rate shown reflects the yield at June 30, 2013.
(D)	Aggregate cost for federal income tax purposes is $824,089,352. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $135,935,851 and $4,752,869, respectively. Net unrealized appreciation for tax purposes is $131,182,982.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica JPMorgan Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2013
ASSETS
Investment Securities
Common Stocks	$889,674,992	$—	$—	$889,674,992
Securities Lending Collateral	49,933,198	—	—	49,933,198
Repurchase Agreement	—	15,664,144	—	15,664,144
Total Investment Securities	$939,608,190	$15,664,144	$—	$955,272,334
Other Assets (F)
Cash	$842	$—	$—	$842
Total Other Assets	$842	$—	$—	$842

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2013
LIABILITIES
Other Liabilities (F)
Collateral for Securities on Loan	$—	$(49,933,198)	$—	$(49,933,198)
Total Other Liabilities	$—	$(49,933,198)	$—	$(49,933,198)

(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended June 30, 2013. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
(F)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica JPMorgan Mid Cap Value VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2013

(unaudited)

Assets:
Investment securities, at value (cost: $808,425,208) (including securities loaned of $48,743,434)	$939,608,190
Repurchase agreement, at value (cost: $15,664,144)	15,664,144
Cash	842
Receivables:
Shares sold	136,634
Investment securities sold	8,910,239
Interest	13
Dividends	1,131,734
Securities lending income (net)	17,512
Prepaid expenses	3,855

Total assets	965,473,163

Liabilities:
Accounts payable and accrued liabilities:
Shares redeemed	204,794
Investment securities purchased	9,494,386
Administration fees	17,323
Management and advisory fees	558,182
Distribution and service fees	15,280
Transfer agent fees	124
Trustees fees	264
Audit and tax fees	7,499
Other	13,376
Collateral for securities on loan	49,933,198

Total liabilities	60,244,426

Net assets	$905,228,737

Net assets consist of:
Capital stock ($0.01 par value)	$485,170
Additional paid-in capital	737,395,945
Undistributed (accumulated) net investment income (loss)	8,323,097
Undistributed (accumulated) net realized gain (loss) from investment securities	27,841,543
Net unrealized appreciation (depreciation) on
investment securities	131,182,982

Net assets	$905,228,737

Net assets by class:
Initial Class	$825,249,757
Service Class	79,978,980
Shares outstanding:
Initial Class	44,202,929
Service Class	4,314,089
Net asset value and offering price per share:
Initial Class	$18.67
Service Class	18.54

STATEMENT OF OPERATIONS

For the period ended June 30, 2013

(unaudited)

Investment Income:
Dividend income (net of withholding taxes on foreign dividends of $13,920)	$7,229,925
Interest income	5,059
Securities lending income (net)	69,702

Total investment income	7,304,686

Expenses:
Management and advisory	3,142,691
Distribution and service:
Service Class	84,688
Transfer agent	3,134
Printing and shareholder reports	15,808
Custody	42,224
Administration	97,443
Legal	11,848
Audit and tax	6,454
Trustees	14,501
Other	7,077

Total expenses	3,425,868

Net investment income (loss)	3,878,818

Net realized gain (loss) on transactions from:
Investment securities	19,934,421

Total realized gain (loss)	19,934,421

Net change in unrealized appreciation (depreciation) on:
Investment securities	79,016,839

Net change in unrealized appreciation (depreciation)	79,016,839

Net realized and change in unrealized gain (loss)	98,951,260

Net increase (decrease) in net assets resulting from operations	$102,830,078

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica JPMorgan Mid Cap Value VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2013 (unaudited)	December 31, 2012
From operations:
Net investment income (loss)	$3,878,818	$4,443,256
Net realized gain (loss) from investment securities	19,934,421	25,959,734
Net change in unrealized appreciation (depreciation) on investment securities	79,016,839	26,989,978
Net increase (decrease) in net assets resulting from operations	102,830,078	57,392,968

Distributions to shareholders:
From net investment income:
Initial Class	—	(2,474,697)
Service Class	—	(266,647)
Total distributions to shareholders	—	(2,741,344)

Capital share transactions:
Proceeds from shares sold:
Initial Class	167,345,773	347,411,286
Service Class	24,568,827	27,391,261
	191,914,600	374,802,547
Dividends and distributions reinvested:
Initial Class	—	2,474,697
Service Class	—	266,647
	—	2,741,344
Cost of shares redeemed:
Initial Class	(2,609,562)	(7,702,611)
Service Class	(6,503,322)	(10,041,575)
	(9,112,884)	(17,744,186)
Net increase (decrease) in net assets resulting from capital shares transactions	182,801,716	359,799,705

Net increase (decrease) in net assets	285,631,794	414,451,329

Net assets:
Beginning of period/year	619,596,943	205,145,614
End of period/year	$905,228,737	$619,596,943
Undistributed (accumulated) net investment income (loss)	$8,323,097	$4,444,279

Share activity:
Shares issued:
Initial Class	9,405,862	22,280,427
Service Class	1,385,846	1,815,581
	10,791,708	24,096,008
Shares issued–reinvested from dividends and distributions
Initial Class	—	161,728
Service Class	—	17,485
	—	179,213
Shares redeemed:
Initial Class	(146,789)	(512,275)
Service Class	(365,689)	(673,870)
	(512,478)	(1,186,145)

Net increase (decrease) in shares outstanding:
Initial Class	9,259,073	21,929,880
Service Class	1,020,157	1,159,196
	10,279,230	23,089,076

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica JPMorgan Mid Cap Value VP

FINANCIAL HIGHLIGHTS

For the period or years ended:

For a share outstanding throughout each period/year	Initial Class
	June 30, 2013 (unaudited)		December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
Net asset value
Beginning of period/year	$16.21		$13.55	$13.45	$11.16	$9.25	$15.79
Investment operations
Net investment income (loss)(A)	0.09		0.19	0.16	0.15	0.18	0.19
Net realized and unrealized gain (loss)	2.37		2.58	0.10	2.37	2.22	(4.89)
Total investment operations	2.46		2.77	0.26	2.52	2.40	(4.70)
Distributions
Net investment income	—		(0.11)	(0.16)	(0.23)	(0.18)	(0.20)
Net realized gains	—		—	—	—	(0.31)	(1.64)
Total distributions	—		(0.11)	(0.16)	(0.23)	(0.49)	(1.84)
Net asset value
End of period/year	$18.67		$16.21	$13.55	$13.45	$11.16	$9.25
Total return(B)	15.18	%(C)	20.53%	2.01%	22.99%	26.41%	(32.88)%
Net assets end of period/year (000’s)	$825,250		$566,505	$176,354	$218,048	$238,019	$190,306
Ratio and supplemental data
Expenses to average net assets	0.86	%(D)	0.88%	0.89%	0.89%	0.89%	0.88%
Net investment income (loss) to average net assets	1.02	%(D)	1.25%	1.13%	1.21%	1.85%	1.40%
Portfolio turnover rate	10	%(C)	28%	40%	37%	34%	43%

(A)	Calculated based on average number of shares outstanding.
(B)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(C)	Not annualized.
(D)	Annualized.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

For a share outstanding throughout each period/year	Service Class
	June 30, 2013 (unaudited)		December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
Net asset value
Beginning of period/year	$16.12		$13.49	$13.42	$11.15	$9.22	$15.73
Investment operations
Net investment income (loss)(A)	0.07		0.15	0.13	0.12	0.16	0.14
Net realized and unrealized gain (loss)	2.35		2.57	0.09	2.37	2.21	(4.87)
Total investment operations	2.42		2.72	0.22	2.49	2.37	(4.73)
Distributions
Net investment income	—		(0.09)	(0.15)	(0.22)	(0.13)	(0.14)
Net realized gains	—		—	—	—	(0.31)	(1.64)
Total distributions	—		(0.09)	(0.15)	(0.22)	(0.44)	(1.78)
Net asset value
End of period/year	$18.54		$16.12	$13.49	$13.42	$11.15	$9.22
Total return(B)	15.01	%(C)	20.24%	1.73%	22.82%	26.12%	(33.08)%
Net assets end of period/year (000’s)	$79,979		$53,092	$28,792	$12,579	$669	$161
Ratio and supplemental data
Expenses to average net assets	1.11	%(D)	1.13%	1.14%	1.14%	1.14%	1.13%
Net investment income (loss) to average net assets	0.78	%(D)	1.00%	0.96%	1.02%	1.63%	1.08%
Portfolio turnover rate	10	%(C)	28%	40%	37%	34%	43%

(A)	Calculated based on average number of shares outstanding.
(B)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(C)	Not annualized.
(D)	Annualized.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica JPMorgan Mid Cap Value VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2013

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica JPMorgan Mid Cap Value VP (the “Portfolio”) is a series of TST.

The Portfolio currently offers two classes of shares: Initial Class and Service Class.

Transamerica Asset Management, Inc. (“TAM”) provides continuous and regular investment advisory services to the Portfolio. TAM acts as a manager of managers, providing advisory services that include, without limitation, the design and development of each Portfolio and its investment strategy and the ongoing review and evaluation of that investment strategy including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for each Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending and implementing fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolios’ investments; regular review of sub-adviser performance and holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation of portfolio holdings; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolios’ Board of Trustees; oversight of preparation of prospectuses, shareholder reports and other disclosure materials and filings; and oversight of other service providers to the Portfolios, such as the custodian, the transfer agent, the administrator, the distributor, the Portfolios’ independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations for the Portfolios; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment advisory services. Where TAM employs sub-advisers, the sub-advisers carry out and effectuate the investment strategy designed for the Portfolios by TAM and are responsible, subject to TAM’s and the Board of Trustees oversight, for the day-to-day management of the Portfolios and for making decisions to buy, hold or sell a particular security.

Transamerica Fund Services, Inc. (“TFS”) provides supervisory and administrative services to each Portfolio. TFS’s supervisory and administrative services include performing certain administrative services for the Portfolios and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided for the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TFS has outsourced the provision of certain services as described below; to the extent agreed upon by TFS and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of net asset values; shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; recommending and implementing fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and its dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; preparation of agendas and supporting documents for and minutes of meetings of Trustees and committees of Trustees; and preparation of regular communications with the Trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TFS to perform supervisory and administrative services to the Portfolio. State Street performs back office services to support TFS, including furnishing financial and performance information about the Portfolios for inclusion in regulatory filings and Trustee and shareholder reports; preparing drafts of regulatory filings, Trustee materials, tax returns, expenses and budgeting; tax compliance testing; and maintaining books and records. TFS pays all expenses it incurs in connection with providing these services in the Amended and Restated Services Agreement with the exception of the costs of certain services specifically assumed by the Portfolios, as numerated within the Statement of Operations.

This report should be read in conjunction with the Portfolio’s current prospectus, which contains additional information about the Portfolio, including investment objectives and strategies.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of securities exposes the Portfolio to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica JPMorgan Mid Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 1. (continued)

additional collateral; (iii) the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrowed.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio (“Navigator”), a money market mutual fund registered under the 1940 Act. The Transamerica Asset Management family of mutual funds is a significant shareholder of the Navigator as of June 30, 2013. No individual portfolio has a significant holding in the Navigator.

By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees.

Such income is reflected separately in the Statement of Operations. Income from loaned securities in the Statement of Operations is net of fees and rebates earned by the lending agent for its services. The value of loaned securities and related collateral outstanding at June 30, 2013 are shown in the Schedule of Investments and the Statement of Assets and Liabilities.

Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

The open repurchase agreements and related collateral at June 30, 2013 are listed in the Schedule of Investments.

Foreign taxes: The Portfolio may be subjected to taxes imposed by the countries in which they invest, with respect to their investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, has elected to place security transactions of the Portfolio with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions paid by the Portfolio be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

Commissions recaptured during the period ended June 30, 2013 of $4,982 are included in net realized gain (loss) in the Statement of Operations.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend date, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Real estate investment trust (“REITs”): Dividend income related to a REIT is recorded at management’s estimate of the income included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts.

There are certain additional risks involved in investing in REITs. These include, but are not limited to, economical conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class, based upon net assets. Each class bears its own specific expenses in addition to the non-class specific expenses.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica JPMorgan Mid Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The Portfolio’s Board of Trustees has delegated the valuation functions on a day-to-day basis to TAM, subject to board oversight. TAM has formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board of Trustees. These policies and procedures are reviewed at least annually by the Board of Trustees. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair market value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair maket value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities (common and preferred stocks): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica JPMorgan Mid Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 2. (continued)

Foreign securities, in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2 or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the net asset value of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Repurchase agreement: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2013, is disclosed in the Valuation Summary of the Schedule of Investments.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.

TAM, the Portfolio’s investment adviser, is directly owned by Western Reserve Life Assurance Co. of Ohio and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. AUSA is wholly owned by Aegon USA, LLC (“Aegon USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Aegon USA is owned by Aegon US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

TFS is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS, and TCI. No interested trustee receives compensation from the Portfolio.

The following schedule reflects the percentage of Portfolio assets owned by affiliated investment companies at June 30, 2013:

	Market Value	% of Net Assets
Transamerica Asset Allocation-Conservative VP	$98,759,547	10.91%
Transamerica Asset Allocation-Growth VP	95,896,342	10.59
Transamerica Asset Allocation-Moderate VP	284,903,150	31.47
Transamerica Asset Allocation-Moderate Growth VP	297,451,610	32.86
Transamerica BlackRock Tactical Allocation VP	21,036,078	2.32
Total	$798,046,727	88.15%

Investment advisory fees: The Portfolio pays management fees to TAM based on average daily net assets (“ANA”) at the following rates and breakpoints:

First $100 million	0.85%
Over $100 million	0.80%

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica JPMorgan Mid Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 3. (continued)

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

Expense limit	Maximum Operating Expense Limit Effective Through
1.00%	May 1, 2014

TAM is entitled to reimbursement by the Portfolio of fees waived and/or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit.

During the period ended June 30, 2013, there were no amounts reimbursed/waived or recaptured by TAM. There were no amounts available for recapture by TAM as of June 30, 2013.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment for the distribution expenses incurred by the portfolio with respect to the Initial Class shares before May 1, 2014. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. The Portfolio pays TFS an annual fee of 0.025% of ANA. The Legal fees in the Statement of Operations are for fees paid to external legal counsel.

Transfer agent services: TFS provides transfer agency services under the Administrative Agreement and is compensated for such services under that agreement. For the period ended June 30, 2013 amounts paid to TFS by the Portfolio are included in Transfer Agent in the Statement of Operations and amounts payable to TFS as of June 30, 2013 are included in Transfer agent fees in the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), as elected by the Trustee.

NOTE 4. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2013 were as follows:

Purchases of securities:
Long-term	$279,233,415
U.S. Government	—

Proceeds from maturities and sales of securities:
Long-term	77,261,270
U.S. Government	—

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica JPMorgan Mid Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 5. FEDERAL INCOME TAX MATTERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Portfolio’s tax provisions taken or expected to be taken for all open tax years 2009 - 2012, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

NOTE 6. SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica JPMorgan Mid Cap Value VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board”) held on June 12-13, 2013, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica JPMorgan Mid Cap Value VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”). The Board also reviewed and considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Investment Advisory Agreement, the “Agreements”) for the Portfolio between TAM and J.P. Morgan Investment Management Inc. (the “Sub-Adviser”).

Following their review and consideration, the Trustees determined that the terms of the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable and that the renewal of each of the Agreements is in the best interests of the Portfolio and its shareholders. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Agreements through June 30, 2014. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the Agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and/or their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM and the Sub-Adviser; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment advisory and other services provided by TAM for the portion of the management fee it retains after payment of the sub-advisory fee. The Board noted that the investment advisory services include the design and development of the Portfolio and its investment strategy, TAM’s selection, ongoing oversight and monitoring of the Sub-Adviser, TAM’s daily supervision of the Portfolio’s investments and recommendations to change the Portfolio’s investment strategy or sub-adviser where it believes appropriate or advisable. The Board also noted that TAM provides services to all Transamerica mutual funds, including the Portfolio, in the form of oversight of the services provided by the funds’ administrator, custodian and transfer agent and supervision of the performance of recordkeeping, shareholder relations, regulatory reporting and compliance functions of the funds.

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2012.

The Board noted that the performance of the Initial Class of the Portfolio was above the median for its peer universe for the past 1-, 3-, 5- and 10-year periods. The Board also noted that the performance of the Initial Class of the Portfolio was above its benchmark for the past 1-, 3- and 5-year periods and below its benchmark for the past 10-year period.

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be procured by TAM and provided by the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and that is competitive with other investment companies.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of other investment

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica JPMorgan Mid Cap Value VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by Strategic Insight, an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was above the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Initial Class of the Portfolio were above the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser and is paid by TAM and not the Portfolio. As a result, the Board principally considered the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any further economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from these economies of scale. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser and whether the Portfolio has achieved economies of scale in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered any other benefits derived by TAM, its affiliates and the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio. The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and its shareholders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement is in the best interests of the Portfolio and its shareholders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica JPMorgan Tactical Allocation VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2013, and held for the entire period until June 30, 2013.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses(A)
Portfolio Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period(B)	Ending Account Value	Expenses Paid During Period(B)	Annualized Expense Ratio(C)
Transamerica JPMorgan Tactical Allocation VP
Initial Class	$1,000.00	$1,009.40	$3.99	$1,020.55	$4.01	0.81%
Service Class	1,000.00	1,008.20	5.22	1,019.32	5.25	1.06

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (179 days), and divided by the number of days in the year (365 days).

(C)	Expense ratios do not include expenses of the investment companies in which the portfolio invests.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2013

(the following chart summarizes the Schedule of Investments of the portfolio by asset type)

(unaudited)

Asset Type	% of Net Assets
U.S. Government Agency Obligations	26.9%
Corporate Debt Securities	19.6
Common Stocks	18.4
U.S. Government Obligations	14.9
Securities Lending Collateral	6.9
Mortgage-Backed Securities	5.7
Investment Companies	5.7
Repurchase Agreement	4.7
Asset-Backed Securities	3.1
Foreign Government Obligations	0.2
Municipal Government Obligations	0.1
Short-Term U.S. Government Obligations	0.0	(A)
Preferred Stock	0.0	(A)
Convertible Bond	0.0	(A)
Other Assets and Liabilities - Net(B)	(6.2)
Total	100.0%

(A)	Amount rounds to less than 0.1%

(B)	The Other Assets and Liabilities - Net category may include, but is not limited to, Reverse Repurchase Agreements, Forward Foreign Currency Contracts, Futures Contracts, Swap Agreements, Written Options and Swaptions, Securities Sold Short, TBA Short Commitments, and Cash Collateral.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS

At June 30, 2013

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 14.9%
United States - 14.9%
U.S. Treasury Bond
3.13%, 02/15/2043 (A)	$ 505,000	$ 471,386
4.38%, 11/15/2039	100,000	117,219
4.50%, 02/15/2036 - 05/15/2038	1,200,000	1,429,406
4.75%, 02/15/2037	450,000	555,187
5.00%, 05/15/2037	700,000	893,484
5.38%, 02/15/2031 (A)	150,000	195,398
8.75%, 05/15/2020 - 08/15/2020	1,500,000	2,183,906
U.S. Treasury Inflation Indexed Bond
2.50%, 01/15/2029	54,158	66,801
U.S. Treasury Inflation Indexed Note
0.13%, 04/15/2016	1,580,355	1,620,975
1.13%, 01/15/2021	132,888	142,117
1.25%, 04/15/2014	549,430	556,942
2.00%, 01/15/2014	1,887,885	1,914,138
U.S. Treasury Note
0.25%, 01/31/2014 (B)	3,695,000	3,697,742
0.63%, 04/30/2018	100,000	96,641
1.00%, 05/31/2018 - 11/30/2019	345,000	329,445
1.75%, 10/31/2018	4,000,000	4,056,248
1.75%, 05/15/2023 (A)	150,000	140,484
1.88%, 04/30/2014	500,000	507,031
2.00%, 04/30/2016	4,000,000	4,153,752
2.25%, 01/31/2015	405,000	417,609
2.38%, 10/31/2014	5,000,000	5,142,580
2.50%, 03/31/2015	95,000	98,618
2.63%, 04/30/2018 - 11/15/2020	1,050,000	1,108,055
2.63%, 08/15/2020 (A)	2,350,000	2,455,750
2.75%, 10/31/2013	2,000,000	2,017,578
3.13%, 10/31/2016 - 05/15/2021	4,650,000	4,998,769
3.25%, 12/31/2016	6,000,000	6,492,654
3.38%, 11/15/2019 (A)	200,000	220,062
3.50%, 02/15/2018 - 05/15/2020	4,600,000	5,073,079
3.63%, 02/15/2021	3,250,000	3,612,323
4.00%, 02/15/2015	100,000	105,992
4.75%, 08/15/2017	500,000	573,906
U.S. Treasury STRIPS
0.74%, 08/15/2016 (A) (C)	1,000,000	977,081
0.84%, 11/15/2016 (A) (C)	1,000,000	972,031
1.13%, 08/15/2017 (A) (C)	1,500,000	1,431,948
1.33%, 02/15/2018 (C)	1,200,000	1,128,940
1.43%, 05/15/2018 (A) (C)	500,000	466,566
1.91%, 02/15/2020 (C)	400,000	352,756
1.99%, 05/15/2020 (C)	6,850,000	5,983,571
2.05%, 08/15/2020 (C)	3,800,000	3,288,771
2.19%, 02/15/2021 (C)	400,000	339,068
2.25%, 05/15/2021 (C)	4,800,000	4,031,088
2.37%, 11/15/2021 (A) (C)	3,650,000	2,999,063
2.42%, 02/15/2022 (C)	300,000	244,098
3.17%, 08/15/2026 (A) (C)	47,000	31,163
3.19%, 11/15/2026 (C)	250,000	163,822
3.22%, 02/15/2027 (C)	500,000	323,999
3.27%, 08/15/2027 (A) (C)	100,000	63,277
3.29%, 11/15/2027 (C)	1,500,000	938,907
3.32%, 02/15/2028 (A) (C)	253,000	156,446
3.36%, 08/15/2028 (C)	200,000	120,989

	Principal	Value
United States (continued)
U.S. Treasury STRIPS (continued)
3.38%, 11/15/2028 (C)	$ 200,000	$ 119,634
3.40%, 02/15/2029 (C)	600,000	354,851
3.42%, 08/15/2029 (C)	850,000	492,409
3.44%, 11/15/2029 (C)	125,000	71,641
3.45%, 02/15/2030 (A) (C)	1,050,000	595,668
3.47%, 08/15/2030 (C)	250,000	138,784
3.49%, 11/15/2030 (C)	450,000	247,041
3.50%, 05/15/2031 (C)	800,000	430,116
3.54%, 02/15/2032 (A) (C)	250,000	130,180
3.56%, 11/15/2032 (C)	1,050,000	530,397
3.57%, 05/15/2033 (C)	500,000	247,552
3.58%, 11/15/2033 (A) (C)	250,000	121,217
3.59%, 02/15/2034 - 05/15/2034 (C)	500,000	239,832
3.60%, 08/15/2034 (C)	300,000	141,151
3.60%, 11/15/2034 (A) (C)	400,000	186,334
3.61%, 02/15/2035 (C)	400,000	184,481
3.62%, 05/15/2035 (C)	250,000	114,102

Total U.S. Government Obligations (cost $83,564,553)		83,804,251

U.S. GOVERNMENT AGENCY OBLIGATIONS - 26.9%
United States - 26.9%
Fannie Mae
0.41%, 03/25/2045 (D)	214,237	212,419
0.48%, 07/25/2036 (D)	309,857	310,277
0.54%, 01/01/2023 (D)	1,400,000	1,402,235
0.55%, 01/01/2023 (D)	991,356	993,410
0.56%, 01/01/2023 (D)	694,181	695,323
0.58%, 02/01/2023 (D)	1,000,000	1,000,882
0.59%, 10/01/2022 - 05/25/2027 (D)	2,442,782	2,450,833
0.65%, 01/01/2023 (D)	496,253	496,990
0.69%, 05/25/2035 - 10/25/2042 (D)	2,720,837	2,736,492
0.72%, 08/25/2019 (D)	423,263	424,312
0.75%, 08/01/2022 (D)	491,609	492,431
0.79%, 04/25/2040 (D)	160,125	161,542
0.97%, 04/01/2022 (D)	400,000	400,670
1.09%, 03/25/2038 (D)	799,472	809,187
1.40%, 07/01/2017	500,000	499,826
1.47%, 12/01/2019	494,775	475,105
1.52%, 12/25/2019	505,050	498,320
1.58%, 01/01/2020	495,617	477,936
1.80%, 12/25/2019	400,000	388,891
2.00%, 12/01/2020	500,000	475,191
2.01%, 07/01/2019 - 06/01/2020	3,000,000	2,930,529
2.03%, 08/01/2019	508,000	501,925
2.34%, 01/01/2023	1,000,000	949,571
2.37%, 11/01/2022	500,000	477,242
2.38%, 12/01/2022	1,000,000	954,120
2.40%, 12/01/2022 - 02/01/2023	3,492,845	3,331,968
2.45%, 11/01/2022 - 02/01/2023	3,000,000	2,837,571
2.47%, 09/01/2022	493,282	475,575
2.49%, 10/01/2017	950,456	984,610
2.50%, 04/01/2023	1,000,000	937,961
2.52%, 10/01/2022 - 05/01/2023	1,500,000	1,420,926
2.53%, 10/01/2022	988,683	955,862
2.57%, 01/01/2023	2,135,364	2,060,063
2.64%, 04/01/2023	997,764	962,100

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

	Principal	Value
United States (continued)
Fannie Mae (continued)
2.67%, 07/01/2022	$ 1,000,000	$ 965,256
2.68%, 07/01/2022	500,000	489,815
2.69%, 10/01/2017	741,458	772,103
2.75%, 03/01/2022	489,751	497,296
2.86%, 05/01/2022	982,661	975,410
2.92%, 08/25/2021	315,443	312,112
2.97%, 11/01/2018	956,366	997,623
3.11%, 01/01/2022	774,119	785,310
3.12%, 05/01/2022	983,059	991,876
3.23%, 11/01/2020	742,961	765,818
3.29%, 10/01/2020	1,000,000	1,035,329
3.38%, 01/01/2018	500,000	534,412
3.50%, 08/01/2032 - 05/01/2043	4,809,378	4,834,520
3.59%, 12/01/2020 - 10/01/2021	1,940,934	2,032,631
3.65%, 07/25/2021	433,000	455,891
3.73%, 06/25/2021 - 07/01/2022	1,247,740	1,316,416
3.74%, 06/01/2018	393,418	429,992
3.76%, 07/25/2021	500,000	517,772
3.77%, 09/01/2021 - 05/01/2022	1,996,837	2,114,562
3.82%, 06/01/2017	953,384	1,026,838
3.84%, 09/01/2020	670,313	715,840
3.87%, 08/01/2021	488,364	521,514
3.88%, 09/01/2021	1,563,689	1,672,808
4.00%, 05/25/2033	200,000	213,565
4.04%, 10/01/2020	400,000	434,266
4.13%, 08/01/2021	487,938	532,333
4.25%, 04/01/2021	1,050,000	1,153,674
4.30%, 04/01/2021	449,065	495,411
4.33%, 04/01/2021	389,465	430,019
4.36%, 03/01/2020 - 05/01/2021	1,390,933	1,538,919
4.38%, 01/01/2021 - 04/01/2021	984,654	1,089,921
4.39%, 05/01/2021	300,000	332,408
4.48%, 02/01/2021	486,292	540,547
4.50%, 07/25/2038 - 09/01/2040	993,163	1,053,138
4.53%, 12/01/2019	962,160	1,090,365
4.54%, 01/01/2020	696,030	777,407
4.78%, 12/01/2019	1,031,128	1,157,160
5.00%, 10/25/2025 - 08/01/2040	887,265	969,337
5.25%, 05/25/2039	214,450	225,114
5.50%, 03/25/2022 - 07/25/2040	6,054,708	6,596,530
6.00%, 08/01/2021 - 09/01/2037	3,808,562	4,183,555
6.50%, 01/25/2032 - 07/25/2036	385,222	429,677
7.00%, 11/01/2037 - 11/25/2041	637,764	716,650
22.43%, 06/25/2035 (D)	251,120	340,252
Fannie Mae, IO
3.67%, 07/25/2023 (E)	500,000	504,690
6.34%, 01/25/2041 (D)	727,534	172,694
6.41%, 08/25/2035 - 06/25/2036 (D)	1,494,414	205,320
6.51%, 03/25/2036 (D)	786,722	152,377
Fannie Mae, PO
Zero Coupon, 12/25/2034 - 05/25/2037	605,295	563,783
0.42%, 06/25/2035	64,696	64,413
Fannie Mae STRIPS
0.69%, 08/25/2042 (D)	480,156	483,765
Fannie Mae STRIPS, PO
Zero Coupon, 09/01/2024 - 08/01/2032	132,268	127,529
Fannie Mae STRIPS, Series MTN
4.12%, 05/15/2030 (C)	400,000	203,998

	Principal	Value
United States (continued)
Financing Corp. Fico STRIPS
Series 2011-75, Class FA
1.75%, 05/11/2018 (C)	$ 500,000	$ 459,815
Freddie Mac
0.59%, 04/15/2039 - 03/25/2043 (D)	2,133,379	2,108,673
0.60%, 07/15/2037 (D)	402,157	401,238
0.64%, 03/15/2039 - 11/15/2039 (D)	3,049,995	3,068,216
3.00%, 04/15/2025 - 02/15/2026	1,041,785	1,074,324
3.00%, 12/01/2031 (D)	56,632	61,053
3.50%, 05/15/2021 - 04/01/2043	6,087,724	6,259,260
3.99%, 07/01/2040 (D)	557,716	592,480
4.00%, 12/15/2024 - 06/01/2042	2,417,224	2,542,290
4.50%, 02/15/2020 - 05/01/2041	3,712,687	3,907,915
4.85%, 02/01/2036 (D)	193,585	208,237
5.00%, 07/15/2020 - 05/15/2041	2,683,421	2,904,378
5.30%, 01/15/2033	183,853	199,258
5.50%, 11/15/2023 - 07/15/2037	4,688,165	5,162,238
5.50%, 05/15/2041 (D)	473,857	492,093
5.71%, 10/15/2038 (D)	148,603	164,741
5.75%, 06/15/2035 - 08/15/2035	410,060	445,432
5.85%, 09/15/2035	654,002	711,841
6.00%, 01/01/2024 - 04/15/2036	1,070,213	1,159,684
6.50%, 07/01/2017 - 11/01/2037	1,563,480	1,728,302
14.02%, 09/15/2034 (D)	185,911	230,931
23.58%, 06/15/2035 (D)	127,507	182,918
Freddie Mac, IO
4.50%, 12/15/2024	272,220	20,921
5.00%, 10/15/2039	385,925	49,186
6.18%, 10/15/2037 (D)	945,276	163,291
Freddie Mac, PO
Zero Coupon, 04/15/2020 - 01/15/2040	1,079,479	1,023,509
0.50%, 03/15/2036	105,049	99,656
6.00%, 04/15/2036	63,232	60,963
Freddie Mac STRIPS
0.64%, 09/15/2042 (D)	971,200	977,463
0.69%, 08/15/2042 - 10/15/2042 (D)	967,770	972,881
0.74%, 07/15/2042 (D)	674,676	680,482
0.87%, 02/25/2024 (D)	256,638	258,962
3.50%, 07/15/2042	1,156,973	1,172,935
Ginnie Mae
0.45%, 02/20/2063 (D)	993,264	990,523
0.54%, 12/20/2062 (D)	974,492	967,100
0.61%, 03/20/2063 (D)	499,020	496,449
0.65%, 03/20/2060 - 05/20/2062 (D)	875,342	874,034
0.67%, 03/20/2063 (D)	490,696	489,872
0.68%, 04/20/2063 (D)	1,001,234	997,846
0.75%, 04/20/2062 - 07/20/2062 (D)	698,961	701,796
0.85%, 05/20/2061 (D)	499,681	502,114
1.65%, 01/20/2063 - 04/20/2063	2,527,078	2,462,541
1.75%, 03/20/2063	500,487	489,261
2.00%, 06/20/2062	983,941	990,123
3.50%, 05/20/2035	484,417	500,810
3.94%, 11/16/2042 (D)	486,113	512,469
4.00%, 09/16/2025	500,000	534,166
4.72%, 11/20/2042 (D)	971,124	1,103,728
5.00%, 04/20/2041	167,125	178,108
5.25%, 07/20/2060 (D)	579,933	659,046
5.50%, 01/16/2033	282,853	317,620
5.80%, 12/20/2038 (D)	308,165	338,515

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

	Principal	Value
United States (continued)
Ginnie Mae (continued)
6.00%, 02/15/2024 - 09/20/2038	$ 2,200,612	$ 2,453,554
22.60%, 04/20/2037 (D)	158,280	224,298
Ginnie Mae, IO
6.41%, 05/20/2041 (D)	373,028	50,145
7.50%, 04/20/2031	418,137	97,486
Ginnie Mae, PO
Zero Coupon, 02/17/2033	196,040	192,066
2.98%, 02/16/2032	5,130	5,129
6.33%, 01/20/2038	63,028	55,177
NCUA Guaranteed Notes Trust
Series 2010-C1, Class A2
2.90%, 10/29/2020	250,000	260,938
Series 2010-C1, Class APT
2.65%, 10/29/2020	905,445	940,075
Residual Funding Corp., Principal STRIPS, PO
2.06%, 10/15/2020 (C)	300,000	253,536
2.13%, 10/15/2019 (C)	1,300,000	1,140,892
2.45%, 07/15/2020 (C)	4,925,000	4,208,344
Tennessee Valley Authority
5.25%, 09/15/2039	100,000	112,513
5.88%, 04/01/2036	275,000	340,986

Total U.S. Government Agency Obligations (cost $152,552,388)		150,709,082

FOREIGN GOVERNMENT OBLIGATIONS - 0.2%
Canada - 0.1%
Province of Ontario Canada
0.95%, 05/26/2015	185,000	186,178
1.65%, 09/27/2019 (A)	87,000	83,111
Israel - 0.0% (F)
Israel Government AID Bond
Series 2
Zero Coupon, 11/01/2024	300,000	202,176
Mexico - 0.0% (F)
Mexico Government International Bond
Series 2012-1, Class A2
5.75%, 10/12/2110	70,000	63,875
Mexico Government International Bond, Series GMTN
4.75%, 03/08/2044	92,000	81,880
Supranational - 0.1%
African Development Bank
8.80%, 09/01/2019	130,000	171,580
Corp. Andina de Fomento
3.75%, 01/15/2016	64,000	67,563
International Bank for Reconstruction & Development
Series 2
1.37%, 02/15/2016	300,000	291,535

Total Foreign Government Obligations (cost $1,180,190)		1,147,898

	Principal	Value
MORTGAGE-BACKED SECURITIES - 5.7%
United States - 5.7%
A10 Securitization LLC
Series 2012-1, Class A
3.49%, 04/15/2024 - 144A	$ 158,225	$ 159,922
Series 2013-1, Class A
2.40%, 11/15/2025 - 144A	250,000	247,777
AJAX Mortgage Loan Trust
Series 2013-A, Class A
3.50%, 02/25/2051 - 144A (D)	471,872	466,217
Series 2013-B, Class A1
3.75%, 03/25/2052 - 144A (D)	936,689	938,276
American General Mortgage Loan Trust
Series 2010-1A, Class A2
5.65%, 03/25/2058 - 144A (D)	100,000	104,636
American Tower Trust I
1.55%, 03/15/2018 - 144A	75,000	73,701
ASG Resecuritization Trust
Series 2009-4, Class A60
6.00%, 06/28/2037 - 144A	63,742	65,223
Banc of America Funding Corp.
Series 2005-E, Class 4A1
2.69%, 03/20/2035 (D)	199,158	197,969
Series 2010-R5, Class 1A1
5.50%, 10/26/2037 - 144A	97,672	99,542
Series 2012-R6, Class 1A1
3.00%, 10/26/2039 - 144A	277,631	274,560
Banc of America Merrill Lynch Commercial Mortgage, Inc.
Series 2006-5, Class A4
5.41%, 09/10/2047	75,000	82,553
Banc of America Mortgage Securities, Inc.
Series 2003-J, Class 3A2
2.96%, 11/25/2033 (D)	170,421	168,605
Series 2004-5, Class 2A2
5.50%, 06/25/2034	144,321	149,011
Series 2004-6, Class 1A3
5.50%, 05/25/2034	172,346	179,913
Banc of America Re-REMIC Trust
Series 2012-PARK, Class A
2.96%, 12/10/2030 - 144A	100,000	93,829
BB-UBS Trust
Series 2012-SHOW, Class A
3.43%, 11/05/2036 - 144A	250,000	234,119
Series 2012-TFT, Class A
2.89%, 06/05/2030 - 144A	250,000	234,792
BCAP LLC Trust
Series 2010-RR4, Class 12A1
4.00%, 07/26/2036 - 144A (D)	77,342	77,742
Series 2011-R11, Class 24A5
3.00%, 08/26/2022 - 144A (D)	244,206	246,186
Series 2011-R11, Class 25A5
4.00%, 08/26/2021 - 144A (D)	317,034	324,519
Series 2011-RR5, Class 11A3
0.34%, 05/28/2036 - 144A (D)	86,403	79,662
Series 2011-RR5, Class 14A3
2.66%, 07/26/2036 - 144A (D)	61,852	61,675
Series 2012-RR10
0.38%, 05/26/2036 - 144A (D)	411,091	382,341

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

	Principal	Value
United States (continued)
BCAP LLC Trust (continued)
Series 2012-RR10, Class 1A1
0.42%, 02/26/2037 - 144A (D)	$ 426,120	$ 399,150
Series 2012-RR3, Class 2A5
2.18%, 05/26/2037 - 144A (D)	331,535	328,038
Bear Stearns Adjustable Rate Mortgage Trust
Series 2003-4, Class 3A1
2.56%, 07/25/2033 (D)	74,135	73,078
Bear Stearns Commercial Mortgage Securities
Series 2004-PWR4, Class A3
5.47%, 06/11/2041 (D)	82,470	84,792
Bear Stearns Commercial Mortgage Securities, IO
Series 2005-PWR8, Class X1
0.27%, 06/11/2041 - 144A (D)	2,300,538	28,874
CAM Mortgage Trust
Series 2013-1, Class A
3.97%, 11/25/2057 - 144A (D)	335,284	331,093
CD Commercial Mortgage Trust
Series 2005-CD1, Class AJ
5.39%, 07/15/2044 (D)	100,000	104,678
Chase Mortgage Finance Corp.
Series 2004-S3, Class 2A5
5.50%, 03/25/2034	91,413	95,395
Series 2007-A1, Class 1A3
2.91%, 02/25/2037 (D)	144,484	142,508
Series 2007-A2, Class 2A1
3.03%, 07/25/2037 (D)	60,553	59,940
Citicorp Mortgage Securities, Inc.
Series 2004-3, Class A5
5.25%, 05/25/2034	220,147	229,547
Citigroup Commercial Mortgage Trust
2.11%, 01/12/2018	99,259	99,434
Series 2006-C5, Class A4
5.43%, 10/15/2049	100,000	110,765
Citigroup Mortgage Loan Trust, Inc.
Series 2008-AR4, Class 1A1A
2.93%, 11/25/2038 - 144A (D)	110,839	112,809
Series 2010-8, Class 5A6
4.00%, 11/25/2036 - 144A	574,374	579,059
Series 2011-10, Class 4A1
0.38%, 02/25/2046 - 144A (D)	54,777	52,509
Series 2011-3, Class 1A1
0.27%, 02/25/2047 - 144A (D)	18,829	18,766
Series 2012-A, Class A
2.50%, 06/25/2051 - 144A	136,590	135,224
Citigroup/Deutsche Bank Commercial Mortgage Trust, IO
Series 2007-CD4, Class XC
0.22%, 12/11/2049 - 144A (D)	7,983,281	61,655
Commercial Mortgage Asset Trust
Series 1999-C1, Class D
7.35%, 01/17/2032 (D)	250,000	253,980
Commercial Mortgage Pass-Through Certificates
2.99%, 04/12/2035	156,000	144,522
Series 2012-MVP, Class A
2.14%, 11/17/2026 - 144A (D)	99,848	100,518

	Principal	Value
United States (continued)
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2003-39, Class A6
5.00%, 10/25/2033	$ 105,649	$ 109,285
Series 2003-49, Class A6
4.57%, 12/19/2033 (D)	40,539	40,750
Series 2004-3, Class A26
5.50%, 04/25/2034	119,442	122,688
Series 2004-3, Class A4
5.75%, 04/25/2034	95,553	98,842
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-21, Class 1A4
5.25%, 09/25/2033	98,616	102,783
Series 2004-4, Class 2A4
5.50%, 09/25/2034	310,855	331,933
Credit Suisse Mortgage Capital Certificates
Series 2006-C2, Class A3
5.86%, 03/15/2039 (D)	100,000	109,252
Series 2010-11R, Class A6
1.19%, 06/28/2047 - 144A (D)	894,769	829,144
Series 2011-16R, Class 7A3
3.50%, 12/27/2036 - 144A (D)	272,811	277,571
Series 2011-1R, Class A1
1.19%, 02/27/2047 - 144A (D)	159,337	158,273
Series 2011-6R, Class 3A1
2.75%, 07/28/2036 - 144A (D)	63,626	61,898
Series 2011-7R, Class A1
1.44%, 08/28/2047 - 144A (D)	160,333	159,624
Series 2011-9R, Class A1
2.19%, 03/27/2046 - 144A (D)	164,413	164,328
Series 2012-3R, Class 1A1
3.25%, 07/27/2037 - 144A (D)	196,549	196,419
CW Capital Cobalt, Ltd.
Series 2006-C1, Class A4
5.22%, 08/15/2048	75,000	81,281
Series 2006-C1, Class AM
5.25%, 08/15/2048	300,000	314,191
DBRR Trust
Series 2012-EZ1, Class A
0.95%, 09/25/2045 - 144A	95,590	95,778
Series 2013-EZ2, Class A
0.85%, 02/25/2045 - 144A (D)	392,839	392,705
Deutsche Mortgage Securities, Inc.
Series 2009-RS2, Class 4A1
0.32%, 04/26/2037 - 144A (D)	13,246	12,973
Fontainebleau Miami Beach Trust
Series 2012-FBLU, Class A
2.89%, 05/05/2027 - 144A	191,079	192,535
GMAC Mortgage Corp., Loan Trust
Series 2004-J5, Class A7
6.50%, 01/25/2035	64,372	68,318
Greenwich Capital Commercial Funding Corp.
Series 2006-GG7, Class A4
6.06%, 07/10/2038	300,000	332,536
Series 2006-GG7, Class AM
6.06%, 07/10/2038 (D)	50,000	54,633
GS Mortgage Securities Trust
2.32%, 01/10/2030 - 144A	100,000	99,081

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

	Principal	Value
United States (continued)
GSMPS Mortgage Loan Trust
Series 2005-RP3, Class 1AF
0.54%, 09/25/2035 - 144A (D)	$ 104,357	$ 86,454
GSR Mortgage Loan Trust
Series 2003-10, Class 1A1
4.39%, 10/25/2033 (D)	72,114	71,255
Series 2004-6F, Class 2A4
5.50%, 05/25/2034	198,397	209,876
Series 2004-8F, Class 2A3
6.00%, 09/25/2034	100,873	105,481
Impac CMB Trust
Series 2005-4, Class 2A1
0.49%, 05/25/2035 (D)	103,994	102,088
Impac Secured Assets CMN Owner Trust
Series 2003-3, Class A1
4.20%, 08/25/2033 (D)	148,288	151,713
Series 2006-1, Class 2A1
0.54%, 05/25/2036 (D)	137,816	134,686
Series 2006-2, Class 2A1
0.54%, 08/25/2036 (D)	60,251	56,711
JPMorgan Chase Commercial Mortgage Pass-Through Certificate
Series 2003-PM1A, Class A4
5.33%, 08/12/2040 (D)	9,398	9,399
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2004-CB8, Class A4
4.40%, 01/12/2039	119,990	121,802
Series 2004-CB9, Class A4
5.76%, 06/12/2041 (D)	97,056	100,615
Series 2006-CB15, Class A4
5.81%, 06/12/2043 (D)	100,000	109,827
Series 2006-CB16, Class A4
5.55%, 05/12/2045	123,791	136,480
Series 2006-LDP9, Class A3SF
0.35%, 05/15/2047 (D)	100,000	99,656
Series 2007-C1, Class A4
5.72%, 02/15/2051	300,000	335,027
JPMorgan Chase Commercial Mortgage Securities Corp., IO
Series 2006-LDP8, Class X
0.73%, 05/15/2045 (D)	3,238,106	48,756
JPMorgan Mortgage Trust
Series 2004-A1, Class 1A1
4.74%, 02/25/2034 (D)	58,874	57,655
Series 2006-A2, Class 5A3
2.89%, 11/25/2033 (D)	113,080	112,666
Ladder Capital Commercial Mortgage Trust
Series 2013-GCP, Class A2
3.99%, 02/15/2036 - 144A	192,000	180,288
LB-UBS Commercial Mortgage Trust
Series 2003-C8, Class A4
5.12%, 11/15/2032 (D)	110,776	111,192
Series 2004-C2, Class A4
4.37%, 03/15/2036	107,000	108,870
Series 2007-C2, Class A3
5.43%, 02/15/2040	200,000	219,375

	Principal	Value
United States (continued)
LVII Resecuritization Trust
Series 2009-2, Class M3
5.10%, 09/27/2037 - 144A (D)	$ 200,000	$ 205,210
Series 2009-3, Class M3
5.44%, 11/27/2037 - 144A (D)	100,000	103,485
Master Seasoned Securities Trust
Series 2004-2, Class A2
6.50%, 08/25/2032	290,938	321,575
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1
2.67%, 04/21/2034 (D)	192,474	194,791
Series 2004-13, Class 3A7
2.63%, 11/21/2034 (D)	93,512	95,431
MASTR Alternative Loan Trust
Series 2004-4, Class 1A1
5.50%, 05/25/2034	121,459	127,488
Series 2004-5, Class 5A1
4.75%, 06/25/2019	67,996	68,893
MASTR Alternative Loan Trust, PO
Series 2003-8, Class 15
Zero Coupon, 11/25/2018	300,408	298,089
MASTR Asset Securitization Trust
Series 2003-10, Class 3A1
5.50%, 11/25/2033	112,383	117,881
Series 2003-11, Class 9A6
5.25%, 12/25/2033	189,816	197,836
Series 2003-7, Class 1A1
5.50%, 09/25/2033	227,820	240,225
Merrill Lynch Mortgage Investors Trust
Series 2003-H, Class A1
0.83%, 01/25/2029 (D)	229,808	223,260
ML-CFC Commercial Mortgage Trust, IO
Series 2006-4, Class XC
0.23%, 12/12/2049 - 144A (D)	2,215,518	27,087
Morgan Stanley Capital I Trust
Series 2004-HQ4, Class A7
4.97%, 04/14/2040	121,829	125,205
Morgan Stanley Capital I Trust, IO
Series 2006-IQ12, Class X1
0.20%, 12/15/2043 - 144A (D)	2,813,221	38,485
Series 2007-HQ11, Class X
0.40%, 02/12/2044 - 144A (D)	4,943,481	27,056
Morgan Stanley Re-REMIC Trust
Series 2009-IO, Class A2
5.00%, 07/17/2056 - 144A	31,487	31,565
Series 2010-C30A, Class A3A
3.25%, 12/17/2043 - 144A	3,393	3,389
Series 2011-IO, Class A
2.50%, 03/23/2051 - 144A	91,479	92,308
Series 2012-XA, Class A
2.00%, 07/27/2049 - 144A	735,060	744,248
Series 2012-XA, Class B
0.25%, 07/27/2049 - 144A	100,000	82,400
1.00%, 03/27/2051 - 144A	228,946	226,299
Morgan Stanley Re-REMIC Trust, PO
Series 2009-IO, Class B
Zero Coupon, 07/17/2056 - 144A	250,000	245,000

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

	Principal	Value
United States (continued)
NorthStar Mortgage Trust
Series 2012-1, Class A
1.39%, 08/25/2029 - 144A (D)	$ 250,644	$ 249,864
Provident Funding Mortgage Loan Trust
Series 2005-1, Class 2A1
2.75%, 05/25/2035 (D)	108,471	108,053
RALI Trust
Series 2003-QS13, Class A2
4.00%, 07/25/2033	445,763	421,020
Series 2003-QS13, Class A5
0.84%, 07/25/2033 (D)	203,826	191,497
Series 2004-QA4, Class NB3
4.10%, 09/25/2034 (D)	68,809	64,947
RAMP Trust
Series 2004-RS11, Class M1
0.81%, 11/25/2034 (D)	243,128	235,424
Series 2004-RZ1, Class M1
4.32%, 03/25/2034 (G)	201,356	207,195
Series 2006-RZ1, Class A3
0.49%, 03/25/2036 (D)	300,000	279,019
RBSCF Trust
Series 2013-SMV, Class A
3.26%, 03/11/2031 - 144A	160,000	148,040
RCMC LLC
Series 2012-CRE1, Class A
5.62%, 11/15/2044 - 144A	232,211	231,644
Sequoia Mortgage Trust
Series 10, Class 1A
0.99%, 10/20/2027 (D)	198,695	192,808
Series 2003-1, Class 1A
0.95%, 04/20/2033 (D)	98,078	94,938
Series 2003-2, Class A1
0.85%, 06/20/2033 (D)	167,421	166,427
Series 2004-11, Class A1
0.49%, 12/20/2034 (D)	135,752	128,656
Series 2004-5, Class A2
0.71%, 06/20/2034 (D)	409,180	380,630
Springleaf Mortgage Loan Trust
Series 2011-1A, Class A1
4.05%, 01/25/2058 - 144A (D)	63,365	65,471
Series 2011-1A, Class A2
5.45%, 01/25/2058 - 144A (D)	200,000	209,815
Series 2012-1A, Class A
2.67%, 09/25/2057 - 144A (D)	122,360	124,764
Series 2012-1A, Class M3
6.00%, 09/25/2057 - 144A (D)	150,000	158,511
Series 2012-2A, Class A
2.22%, 10/25/2057 - 144A (D)	386,301	391,905
Series 2012-2A, Class M2
4.61%, 10/25/2057 - 144A (D)	500,000	499,769
Series 2012-2A, Class M4
6.00%, 10/25/2057 - 144A (D)	100,000	102,854
Series 2012-3A, Class A
1.57%, 12/25/2059 - 144A (D)	348,499	350,185
Series 2012-3A, Class M1
2.66%, 12/25/2059 - 144A (D)	100,000	101,441
Series 2013-1A, Class A
1.27%, 06/25/2058 - 144A (D)	420,510	421,241

	Principal	Value
United States (continued)
Springleaf Mortgage Loan Trust (continued)
Series 2013-1A, Class M1
2.31%, 06/25/2058 - 144A (D)	$ 207,000	$ 207,357
Series 2013-1A, Class M2
3.14%, 06/25/2058 - 144A (D)	144,000	144,421
Series 2013-1A, Class M3
3.79%, 06/25/2058 - 144A (D)	159,000	159,467
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-4, Class 5A
4.88%, 04/25/2034 (D)	44,553	43,829
Series 2004-6, Class 5A4
4.88%, 06/25/2034 (D)	95,506	95,641
Structured Asset Mortgage Investments, Inc.
Series 2004-AR5, Class 1A1
0.85%, 10/19/2034 (D)	84,327	82,689
Series 2005-AR5, Class A3
0.44%, 07/19/2035 (D)	367,285	356,568
Thornburg Mortgage Securities Trust
Series 2003-4, Class A1
0.83%, 09/25/2043 (D)	137,320	130,577
Series 2004-3, Class A
0.93%, 09/25/2044 (D)	305,477	289,654
UBS-BAMLL Trust
Series 2012-WRM, Class A
3.66%, 06/10/2030 - 144A	174,000	169,039
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class A4
3.53%, 05/10/2063	104,000	102,299
Series 2013-C6, Class A4
3.24%, 04/10/2046	286,000	272,247
UBS-Barclays Commercial Mortgage Trust, IO
Series 2012-C2, Class XA
1.97%, 05/10/2063 - 144A (D)	770,048	74,133
Vericrest Opportunity Loan Transferee
Series 2012-NL2A, Class A1
2.49%, 02/26/2052 - 144A	236,152	236,596
Series 2012-NL3A, Class A
2.73%, 11/25/2060 - 144A (D)	515,266	518,693
Series 2013-1A, Class A
3.11%, 11/25/2050 - 144A (D)	236,292	235,919
VNO Mortgage Trust
Series 2012-6AVE, Class A
3.00%, 11/15/2030 - 144A	194,235	181,068
Wachovia Bank Commercial Mortgage Trust
Series 2003-C9, Class A4
5.01%, 12/15/2035 (D)	117,575	118,458
Series 2004-C11, Class A5
5.22%, 01/15/2041 (D)	111,572	114,706
Series 2005-C22, Class A4
5.47%, 12/15/2044 (D)	250,000	270,551
Wachovia Bank Commercial Mortgage Trust, IO
Series 2006-C24, Class XC
0.28%, 03/15/2045 - 144A (D)	10,489,867	42,295

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

	Principal	Value
United States (continued)
WaMu Mortgage Pass-Through Certificates
Series 2003-AR10, Class A7
2.50%, 10/25/2033 (D)	$ 101,078	$ 101,475
Series 2003-AR11, Class A6
2.46%, 10/25/2033 (D)	186,808	185,986
Series 2003-AR5, Class A7
2.45%, 06/25/2033 (D)	154,520	151,351
Series 2003-AR6, Class A1
2.44%, 06/25/2033 (D)	221,607	222,572
Series 2003-AR7, Class A7
2.32%, 08/25/2033 (D)	204,857	203,550
Series 2003-S3, Class 1A4
5.50%, 06/25/2033	82,871	86,019
Series 2004-CB2, Class 7A
5.50%, 08/25/2019	80,832	84,045
Series 2004-CB3, Class 3A
5.50%, 10/25/2019	100,265	105,641
Wells Fargo Commercial Mortgage Trust
2.80%, 03/18/2028 - 144A (D)	400,000	379,491
Wells Fargo Mortgage Backed Securities Trust
Series 2003-G, Class A1
4.18%, 06/25/2033 (D)	162,785	161,640
Series 2004-I, Class 1A1
2.78%, 07/25/2034 (D)	407,290	405,945
Series 2004-P, Class 2A1
2.61%, 09/25/2034 (D)	189,417	189,646
Series 2004-R, Class 2A1
2.62%, 09/25/2034 (D)	98,511	98,034
Series 2005-AR8, Class 2A1
2.72%, 06/25/2035 (D)	73,357	73,608
Series 2005-AR9, Class 2A1
2.73%, 10/25/2033 (D)	76,189	74,818
Wells Fargo Mortgage Loan Trust
Series 2012-RR1, Class A1
2.85%, 08/27/2037 - 144A (D)	66,038	66,216
Wells Fargo Re-REMIC Trust
Series 2012-IO, Class A
1.75%, 08/20/2021 - 144A	310,935	311,121
WF-RBS Commercial Mortgage Trust
Series 2011-C3, Class A4
4.38%, 03/15/2044 - 144A	100,000	105,046
Series 2012-C6, Class A4
3.44%, 04/15/2045	200,000	197,682

Total Mortgage-Backed Securities (cost $31,723,753)		31,979,214

ASSET-BACKED SECURITIES - 3.1%
Ireland - 0.0% (F)
Trafigura Securitisation Finance PLC
Series 2012-1A, Class A
2.59%, 10/15/2015 - 144A (D)	229,000	233,473
United States - 3.1%
Aames Mortgage Investment Trust
Series 2005-3, Class M1
0.72%, 08/25/2035 - 144A (D)	302,443	248,022
Academic Loan Funding Trust
Series 2012-1A, Class A1
0.99%, 12/27/2022 - 144A (D)	141,126	142,504

	Principal	Value
United States (continued)
Ally Auto Receivables Trust
Series 2012-1, Class A3
0.93%, 02/16/2016 (D)	$ 89,000	$ 89,214
Series 2012-3, Class A3
0.85%, 08/15/2016 - 144A	104,000	104,145
American Credit Acceptance Receivables Trust
Series 2012-1, Class A2
3.04%, 10/15/2015 - 144A	28,589	28,737
Series 2012-2, Class A
1.89%, 07/15/2016 - 144A	124,369	124,697
Series 2012-3, Class A
1.64%, 11/15/2016 - 144A	101,045	100,904
Series 2013-1, Class A
1.45%, 04/16/2018 - 144A	304,516	303,907
AmeriCredit Automobile Receivables Trust
Series 2011-4, Class A2
0.92%, 03/09/2015	1,291	1,291
Series 2011-4, Class A3
1.17%, 05/09/2016	94,000	94,259
Series 2011-5, Class A3
1.55%, 07/08/2016	99,588	100,312
Series 2012-1, Class A2
0.91%, 10/08/2015	246,152	246,418
Series 2012-3, Class A2
0.71%, 12/08/2015	96,824	96,873
Series 2012-3, Class A3
0.96%, 01/09/2017	62,000	62,050
Series 2012-4, Class A2
0.49%, 04/08/2016	105,122	105,067
Series 2013-1, Class A2
0.49%, 06/08/2016	98,000	97,912
Series 2013-1, Class A3
0.61%, 10/10/2017	26,000	25,818
Bank of America Auto Trust
Series 2012-1, Class A3
0.78%, 06/15/2016	118,000	118,082
BMW Vehicle Lease Trust
Series 2012-1, Class A3
0.75%, 02/20/2015	109,000	109,098
Series 2013-1, Class A2
0.40%, 01/20/2015	146,000	145,768
Series 2013-1, Class A3
0.54%, 09/21/2015	48,000	47,833
BXG Receivables Note Trust
Series 2012-A, Class A
2.66%, 12/02/2027 - 144A	98,494	97,102
Cabela’s Master Credit Card Trust
Series 2012-1A, Class A1
1.63%, 02/18/2020 - 144A	100,000	100,136
Capital Auto Receivables Asset Trust
Series 2013-1, Class A2
0.62%, 07/20/2016	106,000	105,777
CarMax Auto Owner Trust
Series 2013-1, Class A3
0.60%, 10/16/2017	226,000	223,728

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

	Principal	Value
United States (continued)
Chase Funding Mortgage Loan Asset-Backed Certificates
Series 2003-2, Class 2A2
0.75%, 02/25/2033 (D)	$ 121,999	$ 111,663
CNH Equipment Trust
Series 2011-A, Class A3
1.20%, 05/16/2016	16,194	16,242
Series 2011-A, Class A4
2.04%, 10/17/2016	53,000	53,826
Series 2012-A, Class A2
0.65%, 07/15/2015	205	205
Series 2012-A, Class A3
0.94%, 05/15/2017	99,000	99,202
Concord Funding Co. LLC
Series 2012-2, Class A
3.15%, 01/15/2017 - 144A	400,000	400,000
Series 2013-1, Class A
2.42%, 02/15/2015 - 144A	150,000	147,000
CPS Auto Trust
Series 2011-B, Class A
3.68%, 09/17/2018 - 144A	92,154	94,475
Series 2011-C, Class A
4.21%, 03/15/2019 - 144A	54,821	56,739
Series 2012-A, Class A
2.78%, 06/17/2019 - 144A	48,225	49,004
Series 2012-B, Class A
2.52%, 09/16/2019 - 144A	203,706	206,084
Series 2012-C, Class A
1.82%, 12/16/2019 - 144A	98,904	99,355
Series 2012-D, Class A
1.48%, 03/16/2020 - 144A	88,019	88,006
Series 2013-A, Class A
1.31%, 06/15/2020 - 144A	196,471	195,676
DT Auto Owner Trust
Series 2012-2A, Class A
0.91%, 11/16/2015 - 144A	40,125	40,122
Exeter Automobile Receivables Trust
Series 2012-2A, Class A
1.30%, 06/15/2017 - 144A	113,860	113,970
First Investors Auto Owner Trust
Series 2012-2A, Class A2
1.47%, 05/15/2018 - 144A	118,282	118,938
Series 2013-1A, Class A2
0.90%, 10/15/2018 - 144A	62,674	62,342
Flagship Credit Auto Trust
Series 2013-1, Class A
1.32%, 04/16/2018 - 144A	336,260	335,395
Ford Credit Auto Owner Trust
Series 2012-A, Class A3
0.84%, 08/15/2016	102,726	102,893
Series 2012-B, Class A3
0.72%, 12/15/2016	100,000	100,100
Ford Credit Floorplan Master Owner Trust
Series 2013-1, Class A2
0.57%, 01/15/2018 (D)	112,000	111,943
GE Equipment Transportation LLC
Series 2012-2, Class A2
0.47%, 04/24/2015	76,000	75,952

	Principal	Value
United States (continued)
HLSS Servicer Advance Receivables Backed Notes
Series 2012-T2, Class A1
1.34%, 10/15/2043 - 144A	$ 340,000	$ 339,864
Series 2012-T2, Class A2
1.99%, 10/15/2045 - 144A	146,000	146,131
Series 2013-T1, Class A1
0.90%, 01/15/2044 - 144A	321,000	319,876
Series 2013-T1, Class A2
1.50%, 01/16/2046 - 144A	210,000	207,249
Series 2013-T1, Class B2
1.74%, 01/16/2046 - 144A	124,000	122,673
Honda Auto Receivables Owner Trust
Series 2012-1, Class A3
0.77%, 01/15/2016	94,000	94,107
Series 2012-1, Class A4
0.97%, 04/16/2018	79,000	79,246
Series 2012-2, Class A3
0.70%, 02/16/2016 (D)	83,000	83,029
Series 2013-1, Class A2
0.35%, 06/22/2015	170,000	169,707
Huntington Auto Trust
Series 2012-1, Class A3
0.81%, 09/15/2016	100,000	100,155
Hyundai Auto Receivables Trust
Series 2011-B, Class A4
1.65%, 02/15/2017	57,000	57,714
Series 2012-A, Class A3
0.72%, 03/15/2016	102,730	102,897
Series 2012-B, Class A2
0.54%, 01/15/2015	86,190	86,217
Series 2012-B, Class A3
0.62%, 09/15/2016	85,000	85,038
Series 2013-A, Class A4
0.75%, 09/17/2018	200,000	197,675
John Deere Owner Trust
Series 2012-B, Class A2
0.43%, 02/17/2015	104,325	104,294
Series 2012-B, Class A4
0.69%, 01/15/2019	182,000	180,609
KGS - Alpha SBA Coof Trust, IO
1.80%, 03/25/2039	2,500,000	159,375
Macquarie Equipment Funding Trust
Series 2012-A, Class A2
0.61%, 04/20/2015 - 144A	250,000	248,915
Madison Avenue Manufactured Housing Contract
Series 2002-A, Class M2
2.44%, 03/25/2032 (D)	240,344	240,225
Mercedes-Benz Auto Receivables Trust
Series 2011-1, Class A3
0.85%, 03/16/2015	49,226	49,284
Series 2012-1, Class A2
0.37%, 03/16/2015	65,986	65,969
MMCA Automobile Trust
Series 2012-A, Class A4
1.57%, 08/15/2017 - 144A	250,000	251,419

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

	Principal	Value
United States (continued)
Nationstar Agency Advance Funding Trust
Series T1A, Class AT1
1.00%, 02/15/2045 - 144A	$ 169,000	$ 167,394
Series T2A, Class AT2
1.89%, 02/18/2048 - 144A	100,000	96,550
Nissan Auto Lease Trust
Series 2012-B, Class A2A
0.45%, 06/15/2015	148,529	148,417
NYMT Residential, LLC
Series 2012-RP1A
4.25%, 12/25/2017 - 144A (D)	400,000	400,000
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
Series 2004-MCW1, Class M1
1.13%, 10/25/2034 (D)	194,127	188,499
PennyMac Loan Trust
Series 2011-NPL1, Class A
5.25%, 09/25/2051 - 144A (D)	3,660	3,648
Series 2012-NPL1, Class A
3.42%, 05/28/2052 - 144A (D)	103,868	102,474
Real Estate Asset Trust
Series 2012-3A, Class A1
2.73%, 11/25/2042 - 144A (D)	26,231	26,231
Series 2013-1A, Class A1
3.23%, 05/25/2052 - 144A (D)	441,512	441,512
Resort Finance America, LLC
Series 2011-1, Class A1
5.75%, 09/05/2018 - 144A	493,557	493,557
Series 2012-1, Class A1
6.25%, 07/05/2018	196,274	196,274
RMAT
Series 2012-1A, Class A1
2.73%, 08/26/2052 - 144A (D)	145,034	145,584
Santander Drive Auto Receivables Trust
Series 2010-A, Class A4
2.39%, 06/15/2017 - 144A	100,000	101,408
Series 2011-1, Class B
2.35%, 11/16/2015	200,000	201,650
Series 2011-S2A, Class B
2.06%, 06/15/2017 - 144A	8,937	8,964
Series 2011-S2A, Class D
3.35%, 06/15/2017 - 144A	66,532	66,865
Series 2012-1, Class A2
1.25%, 04/15/2015	31,689	31,739
Series 2012-1, Class A3
1.49%, 10/15/2015	62,000	62,338
Series 2012-2, Class A2
0.91%, 05/15/2015	26,262	26,287
Series 2012-2, Class A3
1.22%, 12/15/2015	40,000	40,156
Series 2012-3, Class A3
1.08%, 04/15/2016	33,000	33,117
Series 2012-5, Class A2
0.57%, 12/15/2015	99,736	99,721
Series 2012-5, Class A3
0.83%, 12/15/2016	120,000	120,144
Series 2013-1, Class A2
0.48%, 02/16/2016	210,933	210,867

	Principal	Value
United States (continued)
SNAAC Auto Receivables Trust
Series 2012-1A, Class A
1.78%, 06/15/2016 - 144A	$ 16,504	$ 16,565
Series 2013-1A, Class A
1.14%, 07/16/2018 - 144A	76,948	76,819
Soundview Home Equity Loan Trust
Series 2003-2, Class M2
2.67%, 11/25/2033 (D)	146,457	134,842
SpringCastle America Funding LLC
Series 2013-1A, Class A
3.75%, 04/03/2021 - 144A	724,014	724,376
Springleaf Funding Trust
Series 2013-AA, Class A
2.58%, 09/15/2021 - 144A	700,000	700,000
Stanwich Mortgage Loan Trust
Series 2012-NPL4, Class A
2.98%, 09/15/2042 - 144A	353,034	353,034
Series 2012-NPL5, Class A
2.98%, 10/18/2042 - 144A	436,887	437,568
Series 2013-NPL1, Class A
2.98%, 02/16/2043 - 144A	435,128	435,402
Series 2013-NPL2, Class A
3.23%, 04/16/2059 - 144A	393,037	393,037
Structured Asset Securities Corp.
Series 2003-15A, Class 2A1
2.54%, 04/25/2033 (D)	112,274	109,475
Series 2003-30, Class 1A5
5.50%, 10/25/2033	99,337	103,080
Series 2003-37A, Class 2A
4.59%, 12/25/2033 (D)	21,383	21,156
United Auto Credit Securitization Trust
Series 2012-1, Class A2
1.10%, 03/16/2015 - 144A	103,303	103,271
USAA Auto Owner Trust
Series 2012-1, Class A2
0.38%, 06/15/2015	30,018	30,004
Volkswagen Auto Loan Enhanced Trust
Series 2012-1, Class A3
0.85%, 08/22/2016	128,000	128,293
VOLT LLC
Series 2012-RLF1, Class A
3.48%, 12/25/2017 - 144A (G)	244,496	244,496
Series 2012-RP3A, Class A
3.48%, 11/27/2017 - 144A (G)	62,012	62,172
Westgate Resorts LLC
Series 2012-1, Class A
4.50%, 09/20/2025 - 144A	187,900	192,832
Series 2012-2A, Class A
3.00%, 01/20/2025 - 144A	182,208	184,486
Series 2012-3A, Class A
2.50%, 03/20/2025 - 144A	201,692	203,016
Westlake Automobile Receivables Trust
Series 2011-1A, Class A3
1.49%, 06/16/2014 - 144A	3,932	3,934
World Omni Auto Receivables Trust
Series 2012-A, Class A2
0.52%, 06/15/2015	64,766	64,768
Series 2012-A, Class A3
0.64%, 02/15/2017	73,000	72,934

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

	Principal	Value
United States (continued)
World Omni Automobile Lease Securitization Trust
Series 2012-A, Class A2
0.71%, 01/15/2015	$ 45,718	$ 45,702
Series 2012-A, Class A3
0.93%, 11/16/2015	38,000	37,997

Total Asset-Backed Securities (cost $17,509,398)		17,616,582

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.1%
United States - 0.1%
City of Los Angeles Department of Airports
6.58%, 05/15/2039	25,000	30,311
Ohio State University
4.80%, 06/01/2111	91,000	79,703
Port Authority of New York & New Jersey
4.46%, 10/01/2062	210,000	190,409
State of California - Build America Bonds
7.30%, 10/01/2039	80,000	103,906

Total Municipal Government Obligations (cost $435,642)		404,329

CORPORATE DEBT SECURITIES - 19.6%
Australia - 0.4%
Australia & New Zealand Banking Group, Ltd.
2.40%, 11/23/2016 - 144A	272,000	281,493
BHP Billiton Finance USA, Ltd.
3.25%, 11/21/2021	285,000	278,673
4.13%, 02/24/2042	70,000	65,186
Commonwealth Bank of Australia
2.25%, 03/16/2017 - 144A	250,000	256,150
Macquarie Bank, Ltd.
3.45%, 07/27/2015 - 144A	100,000	103,632
5.00%, 02/22/2017 - 144A	241,000	258,229
Macquarie Group, Ltd.
6.00%, 01/14/2020 - 144A	30,000	31,151
7.30%, 08/01/2014 - 144A	70,000	73,825
7.63%, 08/13/2019 - 144A	80,000	92,777
National Australia Bank, Ltd.
2.00%, 06/20/2017 - 144A	300,000	304,200
3.00%, 07/27/2016 - 144A	200,000	208,360
Rio Tinto Finance USA, Ltd.
3.75%, 09/20/2021	20,000	19,751
4.13%, 05/20/2021	80,000	81,327
Westpac Banking Corp.
2.45%, 11/28/2016 - 144A (A)	200,000	207,340
Bermuda - 0.0% (F)
Ingersoll-Rand Global Holding Co., Ltd.
2.88%, 01/15/2019 - 144A	71,000	70,040
Weatherford International, Ltd.
6.75%, 09/15/2040	60,000	62,074
9.88%, 03/01/2039	90,000	122,574
Canada - 1.2%
Air Canada Pass-Through Trust
4.13%, 05/15/2025 - 144A	62,000	61,845
Anadarko Finance Co.
7.50%, 05/01/2031	190,000	236,872
Bank of Montreal, Series MTN
1.40%, 09/11/2017	139,000	135,739
1.45%, 04/09/2018	370,000	357,134

	Principal	Value
Canada (continued)
Bank of Montreal, Series MTN (continued)
2.55%, 11/06/2022	$ 247,000	$ 229,216
Bank of Nova Scotia
1.38%, 12/18/2017	250,000	242,712
2.55%, 01/12/2017	100,000	102,921
Barrick Gold Corp.
5.25%, 04/01/2042 (A)	270,000	207,291
Burlington Resources Finance Co.
7.40%, 12/01/2031	150,000	199,815
Canadian Imperial Bank of Commerce
0.90%, 10/01/2015	45,000	45,028
1.55%, 01/23/2018	98,000	95,450
Canadian Natural Resources, Ltd.
5.70%, 05/15/2017	160,000	181,454
6.25%, 03/15/2038	30,000	33,510
6.45%, 06/30/2033	80,000	91,290
7.20%, 01/15/2032	50,000	60,212
Canadian Oil Sands, Ltd.
6.00%, 04/01/2042 - 144A	95,000	97,808
Canadian Pacific Railway Co.
7.13%, 10/15/2031	150,000	185,476
CDP Financial, Inc.
4.40%, 11/25/2019 - 144A	250,000	275,068
Cenovus Energy, Inc.
3.00%, 08/15/2022	93,000	88,497
4.45%, 09/15/2042	100,000	89,660
6.75%, 11/15/2039	100,000	119,864
EnCana Corp.
6.50%, 08/15/2034	40,000	43,965
Hydro-Quebec
8.40%, 01/15/2022	40,000	54,357
9.40%, 02/01/2021	220,000	309,711
National Bank of Canada
1.50%, 06/26/2015	300,000	303,572
Petro-Canada
5.35%, 07/15/2033	50,000	50,571
Placer Dome, Inc.
6.45%, 10/15/2035	180,000	161,676
Royal Bank of Canada
1.20%, 09/19/2017 (A)	246,000	240,012
Royal Bank of Canada, Series GMTN
2.30%, 07/20/2016	55,000	56,597
Suncor Energy, Inc.
5.95%, 12/01/2034	150,000	160,843
6.10%, 06/01/2018	450,000	524,587
6.50%, 06/15/2038	50,000	57,662
Talisman Energy, Inc.
5.50%, 05/15/2042	50,000	48,955
5.85%, 02/01/2037	60,000	61,258
6.25%, 02/01/2038	60,000	64,439
7.75%, 06/01/2019	40,000	48,617
Teck Resources, Ltd.
4.50%, 01/15/2021	100,000	100,454
Thomson Reuters Corp.
3.95%, 09/30/2021	346,000	355,594
Toronto-Dominion Bank
1.50%, 03/13/2017 - 144A	230,000	231,127
2.20%, 07/29/2015 - 144A	100,000	103,070

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

	Principal	Value
Canada (continued)
Toronto-Dominion Bank, Series GMTN
2.50%, 07/14/2016	$ 57,000	$ 59,088
Toronto-Dominion Bank, Series MTN
1.40%, 04/30/2018	295,000	286,329
Total Capital Canada, Ltd.
0.66%, 01/15/2016 (D)	60,000	60,333
TransCanada PipeLines, Ltd.
2.50%, 08/01/2022	65,000	59,942
7.25%, 08/15/2038	100,000	130,129
Xstrata Finance Canada, Ltd.
4.25%, 10/25/2022 - 144A	120,000	108,945
Cayman Islands - 0.2%
Hutchison Whampoa International 12 II, Ltd.
3.25%, 11/08/2022 - 144A (A)	200,000	183,124
Noble Holding International, Ltd.
3.95%, 03/15/2022	7,000	6,849
5.25%, 03/15/2042	105,000	94,047
Petrobras International Finance Co.
5.38%, 01/27/2021	36,000	36,169
Petrobras International Finance Co. - Pifco
6.75%, 01/27/2041	100,000	99,906
7.88%, 03/15/2019	160,000	185,018
Transocean, Inc.
3.80%, 10/15/2022	223,000	212,419
6.38%, 12/15/2021	12,000	13,488
7.35%, 12/15/2041	10,000	11,517
7.50%, 04/15/2031	25,000	27,787
Vale Overseas, Ltd.
4.38%, 01/11/2022	230,000	218,462
Curaçao - 0.1%
Teva Pharmaceutical Finance Co., BV
2.40%, 11/10/2016	100,000	102,950
3.65%, 11/10/2021	280,000	280,026
France - 0.2%
BNP Paribas SA
5.00%, 01/15/2021	90,000	95,693
France Telecom SA
2.75%, 09/14/2016	17,000	17,422
8.50%, 03/01/2031	60,000	81,515
Orange SA
5.38%, 01/13/2042	162,000	160,549
Sanofi
1.25%, 04/10/2018	330,000	319,634
Total Capital International SA
0.75%, 01/25/2016	18,000	17,858
1.55%, 06/28/2017	38,000	37,661
2.70%, 01/25/2023	290,000	271,322
2.88%, 02/17/2022	57,000	54,786
Total Capital SA
4.25%, 12/15/2021	70,000	74,885
Germany - 0.0% (F)
Deutsche Bank AG
4.30%, 05/24/2028 (D)	200,000	184,668
6.00%, 09/01/2017	80,000	92,082
Ireland - 0.0% (F)
XL Group PLC
6.38%, 11/15/2024	100,000	113,496

	Principal	Value
Japan - 0.0% (F)
Bank of Tokyo-Mitsubishi UFJ, Ltd.
2.35%, 02/23/2017 - 144A	$ 200,000	$ 202,143
Nippon Telegraph & Telephone Corp.
1.40%, 07/18/2017	47,000	46,211
Jersey, Channel Islands - 0.1%
Heathrow Funding, Ltd.
2.50%, 06/25/2015 - 144A	440,000	447,004
Luxembourg - 0.0% (F)
Schlumberger Investment SA
3.30%, 09/14/2021 - 144A	23,000	23,117
Tyco International Finance SA
8.50%, 01/15/2019	100,000	125,167
Mexico - 0.1%
America Movil SAB de CV
3.13%, 07/16/2022	400,000	368,558
5.00%, 10/16/2019 - 03/30/2020	290,000	312,739
Netherlands - 0.5%
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.38%, 01/19/2017	195,000	204,795
3.88%, 02/08/2022	79,000	79,554
Deutsche Telekom International Finance BV
2.25%, 03/06/2017 - 144A	375,000	376,807
3.13%, 04/11/2016 - 144A	300,000	312,982
8.75%, 06/15/2030	30,000	41,618
EADS Finance BV
2.70%, 04/17/2023 - 144A	64,000	59,302
Heineken NV
1.40%, 10/01/2017 - 144A	60,000	58,296
3.40%, 04/01/2022 - 144A	150,000	147,449
ING Bank NV
3.75%, 03/07/2017 - 144A	200,000	209,328
Koninklijke Philips Electronics NV
3.75%, 03/15/2022	245,000	245,745
Petrobras Global Finance BV
4.38%, 05/20/2023 (A)	84,000	77,057
Shell International Finance BV
1.13%, 08/21/2017	42,000	41,085
2.25%, 01/06/2023	420,000	385,289
4.30%, 09/22/2019	50,000	55,485
Siemens Financieringsmaatschappij NV
5.75%, 10/17/2016 - 144A	125,000	142,814
6.13%, 08/17/2026 - 144A	120,000	142,471
Norway - 0.1%
Statoil ASA
1.15%, 05/15/2018 (A)	134,000	129,576
1.20%, 01/17/2018	44,000	42,793
2.45%, 01/17/2023	58,000	53,730
2.65%, 01/15/2024	143,000	132,619
3.15%, 01/23/2022	20,000	19,780
4.25%, 11/23/2041	16,000	15,100
5.25%, 04/15/2019	100,000	115,577
Singapore - 0.0% (F)
Oversea-Chinese Banking Corp., Ltd.
1.63%, 03/13/2015 - 144A (A)	200,000	202,188
Spain - 0.1%
Telefonica Emisiones SAU
4.57%, 04/27/2023 (A)	300,000	287,190
5.88%, 07/15/2019	100,000	107,956
6.42%, 06/20/2016	100,000	109,797

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

	Principal	Value
Sweden - 0.4%
Nordea Bank AB
3.13%, 03/20/2017 - 144A	$ 650,000	$ 668,902
4.88%, 05/13/2021 - 144A	200,000	205,240
Skandinaviska Enskilda Banken AB
1.75%, 03/19/2018 - 144A	615,000	598,087
Stadshypotek AB
1.88%, 10/02/2019 - 144A	250,000	239,075
Swedbank AB
1.75%, 03/12/2018 - 144A	475,000	461,510
Switzerland - 0.2%
Credit Suisse
5.30%, 08/13/2019	100,000	112,499
5.40%, 01/14/2020	460,000	498,383
UBS AG
5.75%, 04/25/2018	220,000	254,236
United Kingdom - 1.0%
BAE Systems PLC
5.80%, 10/11/2041 - 144A	25,000	26,946
Barclays Bank PLC
2.25%, 05/10/2017 - 144A	200,000	205,180
2.75%, 02/23/2015	500,000	512,601
5.13%, 01/08/2020	100,000	110,629
5.20%, 07/10/2014	100,000	104,320
BAT International Finance PLC
3.25%, 06/07/2022 - 144A	75,000	73,412
BP Capital Markets PLC
1.38%, 11/06/2017 - 05/10/2018	489,000	471,858
1.85%, 05/05/2017 (A)	196,000	196,240
3.25%, 05/06/2022	247,000	239,705
3.56%, 11/01/2021	100,000	100,303
4.50%, 10/01/2020	50,000	54,244
British Telecommunications PLC
2.00%, 06/22/2015	300,000	305,882
Diageo Capital PLC
1.50%, 05/11/2017	76,000	75,315
2.63%, 04/29/2023	55,000	51,166
GlaxoSmithKline Capital PLC
2.85%, 05/08/2022	180,000	172,776
HSBC Bank PLC
1.50%, 05/15/2018 - 144A	210,000	202,374
1.63%, 07/07/2014 - 144A (A)	200,000	201,839
3.10%, 05/24/2016 - 144A	150,000	157,377
3.50%, 06/28/2015 - 144A	400,000	419,437
HSBC Holdings PLC
4.00%, 03/30/2022	163,000	166,883
4.88%, 01/14/2022	100,000	107,933
5.10%, 04/05/2021	505,000	554,823
Rio Tinto Finance USA PLC
1.38%, 06/17/2016	260,000	258,435
1.63%, 08/21/2017	58,000	56,886
SABMiller PLC
5.70%, 01/15/2014 - 144A	50,000	51,340
Schlumberger Oilfield UK PLC
4.20%, 01/15/2021 - 144A	70,000	74,758
Standard Chartered Bank
6.40%, 09/26/2017 - 144A	100,000	112,491
Vodafone Group PLC
1.50%, 02/19/2018	80,000	76,582

	Principal	Value
United Kingdom (continued)
Vodafone Group PLC (continued)
1.63%, 03/20/2017	$ 100,000	$ 97,565
4.38%, 02/19/2043	140,000	125,411
United States - 14.9%
ABB Finance USA, Inc.
1.63%, 05/08/2017	16,000	15,895
2.88%, 05/08/2022	23,000	22,035
4.38%, 05/08/2042	12,000	11,539
AbbVie, Inc.
1.20%, 11/06/2015 - 144A	100,000	100,110
1.75%, 11/06/2017 - 144A	281,000	275,300
4.40%, 11/06/2042 - 144A	165,000	153,262
Actavis, Inc.
1.88%, 10/01/2017	205,000	199,846
ADT Corp.
3.50%, 07/15/2022	25,000	22,989
4.13%, 06/15/2023 (A)	192,000	180,847
4.88%, 07/15/2042	20,000	16,979
Aetna, Inc.
2.75%, 11/15/2022	35,000	32,235
4.50%, 05/15/2042 (A)	120,000	111,102
6.75%, 12/15/2037	70,000	85,617
Aflac, Inc.
3.63%, 06/15/2023	58,000	56,375
4.00%, 02/15/2022	157,000	160,115
8.50%, 05/15/2019	30,000	38,344
AGL Capital Corp.
3.50%, 09/15/2021	182,000	185,699
4.40%, 06/01/2043	79,000	73,212
6.38%, 07/15/2016	50,000	57,146
AIG SunAmerica Global Financing X
6.90%, 03/15/2032 - 144A	150,000	183,166
Alabama Power Co.
6.00%, 03/01/2039	38,000	44,766
Allstate Corp.
3.15%, 06/15/2023	110,000	106,802
4.50%, 06/15/2043	75,000	73,940
Altria Group, Inc.
2.85%, 08/09/2022	110,000	101,714
4.25%, 08/09/2042	240,000	204,805
4.75%, 05/05/2021	40,000	42,838
Amazon.com, Inc.
2.50%, 11/29/2022	120,000	108,931
American Airlines Pass-Through Trust
8.63%, 04/15/2023	31,850	33,840
American Electric Power Co., Inc.
1.65%, 12/15/2017	26,000	25,275
American Express Co.
1.55%, 05/22/2018	425,000	412,599
2.65%, 12/02/2022	103,000	95,102
7.00%, 03/19/2018	120,000	144,370
American Express Credit Corp., Series MTN
2.80%, 09/19/2016	39,000	40,491
American Honda Finance Corp.
1.60%, 02/16/2018 - 144A	200,000	196,636
American International Group, Inc.
6.40%, 12/15/2020	540,000	626,230
American Tower Corp.
3.50%, 01/31/2023	135,000	123,616

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

	Principal	Value
United States (continued)
American Water Capital Corp.
6.09%, 10/15/2017	$ 70,000	$ 80,738
Amgen, Inc.
3.88%, 11/15/2021	30,000	30,878
5.15%, 11/15/2041	80,000	79,675
5.65%, 06/15/2042	171,000	182,436
5.70%, 02/01/2019	50,000	57,403
6.38%, 06/01/2037	100,000	116,014
6.40%, 02/01/2039	38,000	43,774
Anadarko Petroleum Corp.
6.38%, 09/15/2017	330,000	379,493
Anheuser-Busch InBev Finance, Inc.
4.00%, 01/17/2043	75,000	67,915
Anheuser-Busch InBev Worldwide, Inc.
1.50%, 07/14/2014	18,000	18,190
5.38%, 01/15/2020	390,000	449,620
8.20%, 01/15/2039	20,000	29,336
ANR Pipeline Co.
9.63%, 11/01/2021	70,000	99,188
Aon Corp.
3.13%, 05/27/2016	29,000	30,253
Apache Corp.
2.63%, 01/15/2023 (A)	77,000	70,997
3.25%, 04/15/2022	19,000	18,716
4.25%, 01/15/2044	50,000	44,610
4.75%, 04/15/2043	78,000	73,984
6.90%, 09/15/2018	50,000	60,846
Appalachian Power Co.
5.80%, 10/01/2035	25,000	27,355
6.70%, 08/15/2037	55,000	65,182
Apple, Inc.
0.52%, 05/03/2018 (D)	172,000	171,263
2.40%, 05/03/2023	284,000	263,400
3.85%, 05/04/2043	255,000	226,499
Arizona Public Service Co.
4.50%, 04/01/2042	8,000	7,703
5.05%, 09/01/2041	23,000	23,856
Arrow Electronics, Inc.
3.00%, 03/01/2018	21,000	20,970
3.38%, 11/01/2015	75,000	77,624
6.88%, 06/01/2018	50,000	57,303
7.50%, 01/15/2027	110,000	126,044
Associates Corp.
6.95%, 11/01/2018 (D)	225,000	266,468
AT&T, Inc.
0.80%, 12/01/2015	49,000	48,776
0.90%, 02/12/2016	110,000	109,171
2.63%, 12/01/2022	355,000	324,944
4.30%, 12/15/2042	671,000	584,367
4.35%, 06/15/2045	110,000	95,703
4.45%, 05/15/2021	150,000	161,557
5.80%, 02/15/2019	80,000	92,784
Atmos Energy Corp.
6.35%, 06/15/2017	100,000	116,513
8.50%, 03/15/2019	126,000	164,729
BAE Systems Holdings, Inc.
6.38%, 06/01/2019 - 144A	80,000	92,633
Baltimore Gas & Electric Co.
2.80%, 08/15/2022	180,000	170,528

	Principal	Value
United States (continued)
Baltimore Gas & Electric Co. (continued)
3.35%, 07/01/2023	$ 155,000	$ 150,773
5.20%, 06/15/2033	200,000	208,174
Bank of America Corp.
2.00%, 01/11/2018	1,160,000	1,123,592
5.63%, 10/14/2016 - 07/01/2020	650,000	717,498
5.70%, 01/24/2022	60,000	66,603
6.50%, 08/01/2016	213,000	240,146
7.63%, 06/01/2019	200,000	240,355
8.00%, 01/30/2018 (D) (H)	175,000	194,906
Bank of America Corp., Series GMTN
5.65%, 05/01/2018	105,000	116,653
5.88%, 02/07/2042	85,000	95,031
Bank of America Corp., Series MTN
3.30%, 01/11/2023	444,000	419,645
5.00%, 05/13/2021	330,000	351,867
7.38%, 05/15/2014	25,000	26,302
Bank of New York Mellon Corp.
3.55%, 09/23/2021	109,000	111,099
Bank of New York Mellon Corp., Series MTN
2.40%, 01/17/2017	119,000	121,413
4.15%, 02/01/2021 (A)	55,000	58,497
4.60%, 01/15/2020	100,000	109,253
Barrick North America Finance LLC
4.40%, 05/30/2021	100,000	89,406
Baxter International, Inc.
1.85%, 06/15/2018	135,000	133,907
BB&T Corp.
5.20%, 12/23/2015	100,000	109,222
BB&T Corp., Series MTN
1.60%, 08/15/2017	31,000	30,316
2.05%, 06/19/2018 (A)	56,000	55,185
6.85%, 04/30/2019	60,000	72,893
BellSouth Corp.
6.88%, 10/15/2031	6,000	6,803
BellSouth Telecommunications, Inc.
6.38%, 06/01/2028	160,000	180,607
Berkshire Hathaway Finance Corp.
3.00%, 05/15/2022	140,000	135,446
4.40%, 05/15/2042	62,000	57,214
5.40%, 05/15/2018 (A)	200,000	229,751
Berkshire Hathaway, Inc.
3.75%, 08/15/2021 (A)	122,000	125,806
4.50%, 02/11/2043	95,000	90,271
BlackRock, Inc.
3.38%, 06/01/2022	90,000	89,976
Blackstone Holdings Finance Co. LLC
5.88%, 03/15/2021 - 144A	120,000	135,640
Boston Gas Co.
4.49%, 02/15/2042 - 144A (A)	24,000	23,064
Boston Properties, LP
3.85%, 02/01/2023	255,000	250,417
5.88%, 10/15/2019	175,000	201,847
Bristol-Myers Squibb Co.
2.00%, 08/01/2022	20,000	18,080
3.25%, 08/01/2042	15,000	12,086
Bunge, Ltd. Finance Corp.
8.50%, 06/15/2019	130,000	160,446

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

	Principal	Value
United States (continued)
Burlington Northern Santa Fe LLC
3.00%, 03/15/2023	$ 198,000	$ 188,680
3.05%, 03/15/2022 - 09/01/2022	86,000	83,209
3.45%, 09/15/2021	40,000	40,115
4.40%, 03/15/2042	50,000	45,900
5.40%, 06/01/2041	60,000	63,709
5.75%, 05/01/2040	150,000	167,054
7.95%, 08/15/2030	200,000	264,080
Camden Property Trust
5.70%, 05/15/2017	200,000	222,406
Capital One Bank USA NA
3.38%, 02/15/2023	300,000	283,576
Capital One Financial Corp.
1.00%, 11/06/2015	91,000	89,766
2.15%, 03/23/2015	1,100,000	1,117,333
Cardinal Health, Inc.
4.60%, 03/15/2043	50,000	45,362
Cargill, Inc.
3.30%, 03/01/2022 - 144A	110,000	107,815
Carolina Power & Light Co.
2.80%, 05/15/2022	32,000	30,711
3.00%, 09/15/2021	67,000	66,862
4.10%, 03/15/2043	70,000	63,967
5.70%, 04/01/2035	100,000	114,455
Caterpillar Financial Services Corp., Series MTN
1.25%, 11/06/2017 (A)	43,000	41,906
2.85%, 06/01/2022	77,000	73,605
7.15%, 02/15/2019	100,000	124,741
Caterpillar, Inc.
1.50%, 06/26/2017	135,000	133,643
2.60%, 06/26/2022	31,000	29,609
3.80%, 08/15/2042	145,000	126,407
CBS Corp.
1.95%, 07/01/2017	90,000	89,408
4.85%, 07/01/2042	100,000	92,441
8.88%, 05/15/2019	60,000	77,325
Celgene Corp.
1.90%, 08/15/2017	74,000	73,469
Centel Capital Corp.
9.00%, 10/15/2019	25,000	30,089
CenterPoint Energy Resources Corp.
4.50%, 01/15/2021	100,000	109,142
6.13%, 11/01/2017	30,000	34,952
CenturyLink, Inc.
6.45%, 06/15/2021	60,000	62,550
7.60%, 09/15/2039	40,000	38,000
Chevron Corp.
1.72%, 06/24/2018	150,000	148,620
2.43%, 06/24/2020	46,000	45,738
3.19%, 06/24/2023	74,000	73,641
CIGNA Corp.
4.00%, 02/15/2022	200,000	205,324
Cisco Systems, Inc.
5.50%, 01/15/2040	90,000	102,083
Citigroup, Inc.
1.25%, 01/15/2016	150,000	148,207
2.25%, 08/07/2015	240,000	244,034

	Principal	Value
United States (continued)
Citigroup, Inc. (continued)
3.38%, 03/01/2023	$ 77,000	$ 73,659
4.05%, 07/30/2022	155,000	148,971
4.45%, 01/10/2017	380,000	406,900
4.59%, 12/15/2015	57,000	60,872
4.75%, 05/19/2015	130,000	137,488
5.35%, 05/15/2023 (D) (H)	80,000	75,000
5.38%, 08/09/2020	50,000	55,290
5.88%, 01/30/2042	290,000	319,085
6.01%, 01/15/2015	120,000	128,151
8.50%, 05/22/2019	250,000	315,007
Cleveland Electric Illuminating Co.
7.88%, 11/01/2017	50,000	60,367
8.88%, 11/15/2018	70,000	90,998
CME Group, Inc.
3.00%, 09/15/2022	100,000	94,145
CMS Energy Corp.
8.75%, 06/15/2019	50,000	64,509
CNA Financial Corp.
7.35%, 11/15/2019	100,000	121,081
Comcast Cable Communications LLC
8.88%, 05/01/2017	100,000	125,239
Comcast Corp.
4.25%, 01/15/2033	139,000	132,996
4.50%, 01/15/2043 (A)	215,000	205,293
6.45%, 03/15/2037	60,000	71,742
6.50%, 11/15/2035	210,000	254,132
7.05%, 03/15/2033	90,000	112,329
CommonWealth REIT
6.65%, 01/15/2018	110,000	120,061
ConAgra Foods, Inc.
1.30%, 01/25/2016	24,000	24,040
2.10%, 03/15/2018	26,000	25,755
4.65%, 01/25/2043	135,000	125,054
ConocoPhillips
5.75%, 02/01/2019	90,000	105,432
6.50%, 02/01/2039	45,000	56,610
ConocoPhillips Co.
1.05%, 12/15/2017	70,000	67,552
Consolidated Edison Co. of New York, Inc.
3.95%, 03/01/2043	35,000	31,667
4.20%, 03/15/2042	25,000	23,886
5.85%, 04/01/2018	100,000	117,277
Consumers Energy Co.
2.85%, 05/15/2022	8,000	7,738
5.65%, 04/15/2020	110,000	129,180
Continental Airlines Pass-Through Trust
4.00%, 10/29/2024	42,000	41,895
Coventry Health Care, Inc.
5.45%, 06/15/2021	75,000	83,540
COX Communications, Inc.
3.25%, 12/15/2022 - 144A	140,000	131,716
Credit Suisse USA, Inc.
5.13%, 08/15/2015	50,000	53,988
CRH America, Inc.
6.00%, 09/30/2016	22,000	24,774
Crown Castle Towers LLC
3.21%, 08/15/2015 - 144A	60,000	61,771

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

	Principal	Value
United States (continued)
CSX Corp.
4.10%, 03/15/2044	$ 27,000	$ 23,445
4.25%, 06/01/2021	23,000	24,579
4.75%, 05/30/2042	85,000	81,302
7.90%, 05/01/2017	95,000	114,178
CVS Caremark Corp.
4.13%, 05/15/2021	80,000	84,548
5.75%, 05/15/2041	155,000	174,720
CVS Pass-Through Trust
5.93%, 01/10/2034 - 144A	54,167	60,422
Daimler Finance North America LLC
1.30%, 07/31/2015 - 144A	150,000	150,330
1.88%, 01/11/2018 - 144A	400,000	390,333
2.63%, 09/15/2016 - 144A	150,000	153,951
Danaher Corp.
3.90%, 06/23/2021	33,000	34,875
DCP Midstream Operating, LP
3.88%, 03/15/2023	195,000	182,888
Deere & Co.
2.60%, 06/08/2022	15,000	14,296
3.90%, 06/09/2042	13,000	11,809
Delmarva Power & Light Co.
4.00%, 06/01/2042	47,000	44,108
Delta Air Lines, Inc., Pass-Through Trust
4.75%, 05/07/2020	34,715	36,277
Detroit Edison Co.
2.65%, 06/15/2022	13,000	12,381
3.95%, 06/15/2042	20,000	18,299
Devon Energy Corp.
1.88%, 05/15/2017	135,000	133,170
3.25%, 05/15/2022	49,000	47,459
4.75%, 05/15/2042 (A)	24,000	22,404
5.60%, 07/15/2041	40,000	41,449
6.30%, 01/15/2019	40,000	46,346
Devon Financing Corp. LLC
7.88%, 09/30/2031	100,000	129,486
Diageo Investment Corp.
8.00%, 09/15/2022	40,000	53,349
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
3.13%, 02/15/2016	200,000	207,552
3.80%, 03/15/2022	100,000	96,059
5.15%, 03/15/2042	240,000	214,098
6.38%, 03/01/2041	205,000	214,241
Discover Bank
2.00%, 02/21/2018	250,000	241,970
Discovery Communications LLC
4.38%, 06/15/2021	137,000	143,815
4.88%, 04/01/2043	35,000	32,354
4.95%, 05/15/2042	50,000	46,815
Dominion Resources, Inc.
2.75%, 09/15/2022	180,000	167,723
4.90%, 08/01/2041	91,000	91,872
5.25%, 08/01/2033	90,000	97,771
6.30%, 03/15/2033	50,000	59,575
8.88%, 01/15/2019	40,000	52,249
Dow Chemical Co.
2.50%, 02/15/2016	140,000	144,292

	Principal	Value
United States (continued)
Dow Chemical Co. (continued)
4.13%, 11/15/2021	$ 291,000	$ 297,588
5.25%, 11/15/2041	17,000	16,882
8.55%, 05/15/2019	90,000	114,829
Duke Energy Carolinas LLC
3.90%, 06/15/2021	100,000	106,117
4.25%, 12/15/2041	17,000	15,839
Duke Energy Corp.
3.05%, 08/15/2022	510,000	485,361
Duke Realty, LP
6.75%, 03/15/2020	319,000	366,086
E.I. du Pont de Nemours & Co.
2.80%, 02/15/2023	30,000	28,585
4.15%, 02/15/2043	44,000	42,278
5.60%, 12/15/2036	40,000	45,783
6.00%, 07/15/2018	30,000	35,446
Eaton Corp.
1.50%, 11/02/2017 - 144A	127,000	123,281
2.75%, 11/02/2022 - 144A	195,000	182,426
4.00%, 11/02/2032 - 144A	21,000	19,635
6.95%, 03/20/2019	60,000	72,137
eBay, Inc.
3.25%, 10/15/2020	70,000	71,333
Ecolab, Inc.
1.45%, 12/08/2017	103,000	100,042
5.50%, 12/08/2041	110,000	120,117
Embarq Corp.
7.08%, 06/01/2016	100,000	112,053
EMC Corp.
2.65%, 06/01/2020	262,000	258,274
Energy Transfer Partners, LP
3.60%, 02/01/2023	50,000	46,794
6.50%, 02/01/2042	150,000	159,964
Entergy Arkansas, Inc.
3.05%, 06/01/2023	55,000	52,460
3.75%, 02/15/2021	130,000	135,886
Enterprise Products Operating LLC
4.45%, 02/15/2043	210,000	186,409
5.20%, 09/01/2020	160,000	179,044
EOG Resources, Inc.
2.63%, 03/15/2023	272,000	254,522
4.10%, 02/01/2021	80,000	84,985
ERAC USA Finance LLC
2.75%, 03/15/2017 - 144A	8,000	8,157
4.50%, 08/16/2021 - 144A	155,000	162,092
5.63%, 03/15/2042 - 144A	37,000	37,144
6.70%, 06/01/2034 - 144A	44,000	49,641
ERP Operating, LP
3.00%, 04/15/2023	35,000	32,166
4.63%, 12/15/2021	61,000	64,614
5.25%, 09/15/2014	60,000	63,113
5.38%, 08/01/2016	100,000	111,470
Exelon Generation Co., LLC
6.20%, 10/01/2017	100,000	114,319
Express Scripts Holding Co.
2.65%, 02/15/2017	280,000	285,111
4.75%, 11/15/2021	180,000	192,573
Florida Power & Light Co.
5.13%, 06/01/2041	30,000	32,775
5.63%, 04/01/2034	100,000	115,400

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

	Principal	Value
United States (continued)
Florida Power & Light Co. (continued)
5.85%, 02/01/2033	$ 55,000	$ 65,902
5.95%, 10/01/2033 (A)	20,000	24,316
Florida Power Corp.
5.90%, 03/01/2033	60,000	68,029
Fluor Corp.
3.38%, 09/15/2021	29,000	28,889
Ford Motor Credit Co. LLC
1.53%, 05/09/2016 (D)	200,000	201,398
Ford Motor Credit Co., LLC
3.00%, 06/12/2017	750,000	751,581
3.98%, 06/15/2016	200,000	209,526
5.75%, 02/01/2021	400,000	433,170
Freeport-McMoRan Copper & Gold, Inc.
2.15%, 03/01/2017	81,000	79,282
3.10%, 03/15/2020 - 144A	28,000	25,881
3.55%, 03/01/2022	170,000	154,421
5.45%, 03/15/2043 - 144A	25,000	22,046
Gap, Inc.
5.95%, 04/12/2021	67,000	74,104
General Electric Capital Corp.
1.63%, 07/02/2015 - 04/02/2018	830,000	813,381
2.10%, 12/11/2019	86,000	83,701
6.25%, 12/15/2022 (D) (H)	200,000	212,500
General Electric Capital Corp., Series GMTN
3.10%, 01/09/2023	60,000	56,680
3.15%, 09/07/2022	250,000	236,230
4.63%, 01/07/2021	150,000	160,261
4.65%, 10/17/2021	150,000	159,114
5.63%, 05/01/2018	200,000	229,401
5.88%, 01/14/2038	70,000	77,053
6.00%, 08/07/2019	350,000	406,327
6.75%, 03/15/2032	250,000	299,756
General Electric Capital Corp., Series MTN
2.30%, 04/27/2017	187,000	189,582
4.38%, 09/16/2020	110,000	116,448
5.63%, 09/15/2017	100,000	113,267
General Electric Co.
2.70%, 10/09/2022	64,000	60,569
4.13%, 10/09/2042	345,000	321,021
General Motors Financial Co., Inc.
2.75%, 05/15/2016 - 144A	60,000	59,025
3.25%, 05/15/2018 - 144A	20,000	19,450
4.25%, 05/15/2023 - 144A	10,000	9,313
Georgia Power Co.
4.30%, 03/15/2043	215,000	196,889
Gilead Sciences, Inc.
4.40%, 12/01/2021	120,000	128,860
4.50%, 04/01/2021	200,000	216,727
GlaxoSmithKline Capital, Inc.
4.20%, 03/18/2043	140,000	131,250
Glencore Funding LLC
1.70%, 05/27/2016 - 144A	265,000	256,974
Goldman Sachs Group, Inc.
2.38%, 01/22/2018	400,000	392,733
3.30%, 05/03/2015	250,000	257,681
3.63%, 01/22/2023 (A)	320,000	306,167
5.25%, 07/27/2021	86,000	92,011
5.75%, 01/24/2022	160,000	176,482

	Principal	Value
United States (continued)
Goldman Sachs Group, Inc. (continued)
6.00%, 06/15/2020	$ 220,000	$ 247,197
6.15%, 04/01/2018	200,000	225,368
6.25%, 09/01/2017 - 02/01/2041	520,000	589,000
6.75%, 10/01/2037	85,000	87,071
Goldman Sachs Group, Inc., Series GMTN
5.38%, 03/15/2020	100,000	108,505
7.50%, 02/15/2019	435,000	516,595
Goldman Sachs Group, Inc., Series MTN
1.60%, 11/23/2015	80,000	80,183
Great Plains Energy, Inc.
4.85%, 06/01/2021	74,000	78,597
GTE Corp.
6.84%, 04/15/2018	17,000	20,211
GTP Acquisition Partners I LLC
4.35%, 06/15/2016 - 144A	61,000	64,115
Halliburton Co.
7.60%, 08/15/2096 - 144A	40,000	54,451
8.75%, 02/15/2021	100,000	133,497
Hartford Financial Services Group, Inc.
5.13%, 04/15/2022	160,000	174,099
6.63%, 03/30/2040	35,000	41,603
HCP, Inc.
2.63%, 02/01/2020	100,000	93,680
3.15%, 08/01/2022	130,000	119,521
3.75%, 02/01/2019	216,000	221,645
5.38%, 02/01/2021	100,000	108,474
Hess Corp.
7.88%, 10/01/2029	100,000	124,947
Hewlett-Packard Co.
2.60%, 09/15/2017	58,000	57,924
3.75%, 12/01/2020	150,000	145,194
4.30%, 06/01/2021	67,000	65,511
4.38%, 09/15/2021	100,000	98,416
4.65%, 12/09/2021	167,000	167,015
6.00%, 09/15/2041	70,000	67,533
Historic TW, Inc.
6.63%, 05/15/2029	190,000	221,768
Home Depot, Inc.
4.20%, 04/01/2043	100,000	94,992
4.40%, 04/01/2021	110,000	120,741
HSBC USA, Inc.
1.63%, 01/16/2018	200,000	195,123
2.38%, 02/13/2015	330,000	337,221
Humana, Inc.
4.63%, 12/01/2042	90,000	80,662
Illinois Tool Works, Inc.
3.90%, 09/01/2042	192,000	171,180
ING US, Inc.
2.90%, 02/15/2018 - 144A	210,000	211,057
5.65%, 05/15/2053 - 144A (D)	45,000	42,300
Intel Corp.
3.30%, 10/01/2021	30,000	30,111
4.00%, 12/15/2032	81,000	75,219
4.80%, 10/01/2041	33,000	32,811
International Business Machines Corp.
1.25%, 02/06/2017 - 02/08/2018	455,000	444,524
1.63%, 05/15/2020	279,000	261,179

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

	Principal	Value
United States (continued)
International Business Machines Corp. (continued)
1.95%, 07/22/2016	$ 100,000	$ 102,501
7.00%, 10/30/2025	50,000	65,694
International Paper Co.
6.00%, 11/15/2041	145,000	154,252
Intuit, Inc.
5.75%, 03/15/2017	60,000	66,662
Jackson National Life Global Funding
4.70%, 06/01/2018 - 144A	100,000	106,471
Jefferies Group, Inc.
6.50%, 01/20/2043	35,000	33,510
8.50%, 07/15/2019	245,000	295,225
John Deere Capital Corp.
0.95%, 06/29/2015	49,000	49,249
1.20%, 10/10/2017	41,000	39,890
1.70%, 01/15/2020	30,000	28,373
2.25%, 04/17/2019	33,000	32,959
John Deere Capital Corp., Series MTN
2.75%, 03/15/2022	25,000	23,897
3.15%, 10/15/2021	20,000	19,800
John Sevier Combined Cycle Generation LLC
4.63%, 01/15/2042	76,993	80,847
Johnson Controls, Inc.
3.75%, 12/01/2021	36,000	36,206
4.25%, 03/01/2021	40,000	41,812
5.00%, 03/30/2020	60,000	65,896
5.25%, 12/01/2041	75,000	75,029
Kansas City Power & Light Co.
3.15%, 03/15/2023	47,000	44,619
5.30%, 10/01/2041	60,000	60,994
Kellogg Co.
3.13%, 05/17/2022	43,000	41,880
4.15%, 11/15/2019	100,000	107,381
Kerr-McGee Corp.
7.88%, 09/15/2031	130,000	162,315
KeyCorp, Series MTN
5.10%, 03/24/2021	90,000	100,131
Kimberly-Clark Corp.
2.40%, 03/01/2022 - 06/01/2023	114,000	106,547
Kimco Realty Corp.
3.13%, 06/01/2023	155,000	143,407
Kinder Morgan Energy Partners, LP
5.00%, 03/01/2043	265,000	249,875
Kohl’s Corp.
4.00%, 11/01/2021 (A)	16,000	16,013
Kraft Foods Group, Inc.
3.50%, 06/06/2022	361,000	357,490
5.00%, 06/04/2042	15,000	15,190
6.13%, 08/23/2018	65,000	76,320
6.50%, 02/09/2040	100,000	119,313
6.88%, 01/26/2039	49,000	59,444
Kroger Co.
2.20%, 01/15/2017	15,000	15,060
3.40%, 04/15/2022 (A)	95,000	92,749
6.15%, 01/15/2020	30,000	34,914
8.00%, 09/15/2029	125,000	157,014
Liberty Mutual Group, Inc.
5.00%, 06/01/2021 - 144A (A)	100,000	105,484

	Principal	Value
United States (continued)
Liberty Mutual Insurance Co.
7.88%, 10/15/2026 - 144A	$ 220,000	$ 268,102
Liberty Property, LP
3.38%, 06/15/2023	40,000	37,097
Lincoln National Corp.
4.20%, 03/15/2022	29,000	29,468
4.85%, 06/24/2021	7,000	7,438
8.75%, 07/01/2019	70,000	89,749
Lockheed Martin Corp.
2.13%, 09/15/2016	461,000	470,629
4.07%, 12/15/2042	108,000	94,297
4.85%, 09/15/2041	12,000	11,716
Lowe’s Cos., Inc.
4.65%, 04/15/2042	43,000	42,082
5.13%, 11/15/2041	13,000	13,449
5.50%, 10/15/2035	50,000	53,987
Macy’s Retail Holdings, Inc.
2.88%, 02/15/2023	55,000	50,730
4.30%, 02/15/2043	150,000	128,959
5.13%, 01/15/2042	8,000	7,719
5.90%, 12/01/2016	100,000	113,595
6.38%, 03/15/2037	50,000	56,202
6.70%, 07/15/2034	50,000	56,901
7.45%, 07/15/2017	40,000	47,870
Magellan Midstream Partners, LP
4.25%, 02/01/2021	150,000	157,650
Manufacturers & Traders Trust Co.
6.63%, 12/04/2017	250,000	294,118
Marathon Petroleum Corp.
5.13%, 03/01/2021	285,000	314,297
Markel Corp.
3.63%, 03/30/2023	100,000	95,217
Massachusetts Mutual Life Insurance Co.
5.38%, 12/01/2041 - 144A	33,000	34,165
MassMutual Global Funding II
2.00%, 04/05/2017 - 144A	160,000	160,329
2.50%, 10/17/2022 - 144A	100,000	90,650
McKesson Corp.
0.95%, 12/04/2015	16,000	15,957
Medco Health Solutions, Inc.
4.13%, 09/15/2020	90,000	92,577
7.13%, 03/15/2018	60,000	72,282
Merck & Co., Inc.
1.30%, 05/18/2018	125,000	121,223
2.40%, 09/15/2022	41,000	37,973
4.15%, 05/18/2043	180,000	171,487
Merrill Lynch & Co., Inc., Series GMTN
6.40%, 08/28/2017	100,000	112,916
Merrill Lynch & Co., Inc., Series MTN
6.88%, 04/25/2018	50,000	57,546
MetLife, Inc.
4.13%, 08/13/2042	50,000	44,468
4.75%, 02/08/2021	350,000	381,435
6.75%, 06/01/2016	40,000	45,781
Metropolitan Life Global Funding I
1.70%, 06/29/2015 - 144A	100,000	101,569
2.00%, 01/10/2014 - 144A	150,000	151,227
3.65%, 06/14/2018 - 144A	120,000	127,460
3.88%, 04/11/2022 - 144A	300,000	303,929

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

	Principal	Value
United States (continued)
Microsoft Corp.
0.88%, 11/15/2017	$ 22,000	$ 21,364
2.38%, 05/01/2023 (A)	97,000	89,765
3.50%, 11/15/2042	225,000	192,550
MidAmerican Energy Co.
5.95%, 07/15/2017	70,000	81,067
MidAmerican Energy Holdings Co.
6.13%, 04/01/2036	75,000	85,085
Mondelez International, Inc.
5.38%, 02/10/2020	450,000	504,744
6.50%, 08/11/2017	75,000	87,199
Morgan Stanley
3.75%, 02/25/2023	65,000	62,158
6.38%, 07/24/2042	145,000	161,770
Morgan Stanley, Series GMTN
5.50%, 07/28/2021	395,000	421,792
5.55%, 04/27/2017	220,000	237,992
5.63%, 09/23/2019	470,000	505,171
5.75%, 10/18/2016	100,000	110,390
6.63%, 04/01/2018	100,000	113,345
7.30%, 05/13/2019	470,000	545,959
Mosaic Co.
3.75%, 11/15/2021	136,000	136,109
4.88%, 11/15/2041	13,000	12,437
Mylan, Inc.
1.80%, 06/24/2016 - 144A	45,000	44,550
2.60%, 06/24/2018 - 144A	155,000	152,770
3.13%, 01/15/2023 - 144A	45,000	41,137
Nabors Industries, Inc.
4.63%, 09/15/2021	60,000	58,979
5.00%, 09/15/2020	80,000	81,553
6.15%, 02/15/2018	140,000	156,172
National City Corp.
4.90%, 01/15/2015	60,000	63,606
National Oilwell Varco, Inc.
1.35%, 12/01/2017	29,000	28,253
National Semiconductor Corp.
3.95%, 04/15/2015	40,000	42,276
6.60%, 06/15/2017	60,000	70,500
Nationwide Mutual Insurance Co.
6.60%, 04/15/2034 - 144A	15,000	15,075
8.25%, 12/01/2031 - 144A	100,000	124,643
9.38%, 08/15/2039 - 144A	80,000	108,247
NBCUniversal Enterprise, Inc.
1.66%, 04/15/2018 - 144A	335,000	326,069
NBCUniversal Media LLC
4.38%, 04/01/2021	280,000	302,034
4.45%, 01/15/2043	45,000	42,009
Nevada Power Co.
5.45%, 05/15/2041	40,000	44,718
6.50%, 08/01/2018	25,000	29,988
6.65%, 04/01/2036	100,000	125,638
7.13%, 03/15/2019	50,000	61,934
New York Life Global Funding
0.80%, 02/12/2016 - 144A	150,000	149,059
1.30%, 01/12/2015 - 144A	75,000	75,748
1.65%, 05/15/2017 - 144A	100,000	99,025
3.00%, 05/04/2015 - 144A	80,000	83,362

	Principal	Value
United States (continued)
News America, Inc.
6.15%, 02/15/2041	$ 165,000	$ 183,228
6.55%, 03/15/2033	50,000	55,574
6.65%, 11/15/2037	100,000	115,075
9.50%, 07/15/2024	80,000	106,931
NextEra Energy Capital Holdings, Inc.
1.20%, 06/01/2015	29,000	29,147
NiSource Finance Corp.
3.85%, 02/15/2023	50,000	48,517
5.80%, 02/01/2042	202,000	208,051
6.80%, 01/15/2019 (A)	80,000	94,664
Nissan Motor Acceptance Corp.
1.80%, 03/15/2018 - 144A	214,000	208,353
Nordstrom, Inc.
4.00%, 10/15/2021	21,000	22,230
Norfolk Southern Corp.
3.25%, 12/01/2021	11,000	10,937
3.95%, 10/01/2042	25,000	21,547
6.00%, 05/23/2111	113,000	124,178
Northrop Grumman Corp.
1.75%, 06/01/2018	40,000	38,797
Northrop Grumman Systems Corp.
7.75%, 02/15/2031	80,000	104,698
Northwest Airlines Pass-Through Trust
7.03%, 11/01/2019	192,148	210,402
Novartis Capital Corp.
2.40%, 09/21/2022	80,000	75,180
Occidental Petroleum Corp.
1.75%, 02/15/2017	17,000	16,986
2.70%, 02/15/2023 (A)	88,000	81,213
Ohio Power Co.
6.60%, 03/01/2033	65,000	77,579
Oncor Electric Delivery Co., LLC
6.80%, 09/01/2018	50,000	60,421
7.00%, 09/01/2022	50,000	62,066
Oracle Corp.
2.50%, 10/15/2022	735,000	677,801
6.13%, 07/08/2039	65,000	78,300
PACCAR Financial Corp., Series MTN
1.55%, 09/29/2014	28,000	28,337
1.60%, 03/15/2017 (A)	39,000	38,635
Pacific Gas & Electric Co.
2.45%, 08/15/2022	45,000	41,577
3.25%, 09/15/2021	11,000	11,001
4.45%, 04/15/2042	17,000	16,185
4.50%, 12/15/2041	48,000	46,231
6.05%, 03/01/2034	100,000	116,592
8.25%, 10/15/2018	45,000	58,032
Pacific Life Insurance Co.
9.25%, 06/15/2039 - 144A	175,000	232,574
PacifiCorp
2.95%, 02/01/2022	430,000	422,676
5.50%, 01/15/2019	50,000	58,091
6.25%, 10/15/2037	20,000	24,337
PECO Energy Co.
2.38%, 09/15/2022	100,000	92,647
Pennsylvania Electric Co.
6.05%, 09/01/2017	40,000	45,471

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

	Principal	Value
United States (continued)
Penske Truck Leasing Co., LP / PTL Finance Corp.
4.88%, 07/11/2022 - 144A	$ 100,000	$ 103,518
PepsiCo, Inc.
0.48%, 02/26/2016 (D)	91,000	91,143
1.25%, 08/13/2017	86,000	84,158
2.75%, 03/01/2023	255,000	241,275
3.00%, 08/25/2021	17,000	16,724
Pfizer, Inc.
3.00%, 06/15/2023	190,000	184,278
Philip Morris International, Inc.
4.13%, 03/04/2043	225,000	199,888
5.65%, 05/16/2018	155,000	178,688
Phillips 66
2.95%, 05/01/2017	21,000	21,643
4.30%, 04/01/2022	66,000	68,193
Plains All American Pipeline, LP / PAA Finance Corp.
2.85%, 01/31/2023	195,000	179,084
5.75%, 01/15/2020	130,000	148,102
PNC Bank NA
0.80%, 01/28/2016	265,000	263,229
6.88%, 04/01/2018	250,000	299,840
PNC Financial Services Group, Inc.
4.85%, 06/01/2023 (D) (H)	105,000	97,912
PNC Funding Corp.
2.70%, 09/19/2016	48,000	49,956
5.13%, 02/08/2020	100,000	109,877
PPG Industries, Inc.
3.60%, 11/15/2020	50,000	51,374
6.65%, 03/15/2018	90,000	106,625
PPL Capital Funding, Inc.
3.50%, 12/01/2022	120,000	114,800
4.20%, 06/15/2022	50,000	50,265
4.70%, 06/01/2043	100,000	90,804
PPL Energy Supply LLC
4.60%, 12/15/2021	35,000	35,617
Pricoa Global Funding I
1.60%, 05/29/2018 - 144A	422,000	406,981
Principal Financial Group, Inc.
8.88%, 05/15/2019	150,000	194,145
Principal Life Global Funding II
0.90%, 07/09/2014 - 144A (D)	47,000	47,226
1.00%, 12/11/2015 - 144A	58,000	58,011
Progress Energy, Inc.
3.15%, 04/01/2022	22,000	21,073
ProLogis, LP
6.88%, 03/15/2020	150,000	174,051
Prudential Financial, Inc., Series MTN
5.80%, 11/16/2041	170,000	182,991
Prudential Insurance Co. of America
8.30%, 07/01/2025 - 144A	150,000	193,803
PSEG Power LLC
4.15%, 09/15/2021	23,000	23,679
5.13%, 04/15/2020	90,000	98,939
5.32%, 09/15/2016	50,000	55,457
5.50%, 12/01/2015	170,000	187,054
Public Service Co., of Oklahoma
5.15%, 12/01/2019	110,000	124,639

	Principal	Value
United States (continued)
Public Service Electric & Gas Co., Series MTN
3.65%, 09/01/2042	$ 49,000	$ 43,088
Quest Diagnostics, Inc.
4.75%, 01/30/2020 (A)	160,000	168,782
Qwest Corp.
6.75%, 12/01/2021	67,000	74,586
Republic Services, Inc.
3.55%, 06/01/2022	54,000	52,555
5.25%, 11/15/2021	80,000	87,833
5.50%, 09/15/2019	100,000	113,181
Ryder System, Inc., Series MTN
2.50%, 03/01/2017	23,000	23,084
3.50%, 06/01/2017	121,000	125,285
SABMiller Holdings, Inc.
2.45%, 01/15/2017 - 144A	490,000	497,775
3.75%, 01/15/2022 - 144A	200,000	203,537
Samsung Electronics America, Inc.
1.75%, 04/10/2017 - 144A	200,000	198,100
San Diego Gas & Electric Co.
3.95%, 11/15/2041	33,000	30,722
6.00%, 06/01/2026	75,000	92,245
Sempra Energy
2.88%, 10/01/2022	293,000	273,811
9.80%, 02/15/2019	140,000	188,755
Simon Property Group, LP
2.15%, 09/15/2017 (A)	158,000	158,521
4.13%, 12/01/2021	27,000	28,037
4.38%, 03/01/2021	60,000	63,851
Southern California Edison Co.
3.88%, 06/01/2021	18,000	19,130
3.90%, 12/01/2041	50,000	45,686
4.05%, 03/15/2042	75,000	69,735
Southern Co.
1.95%, 09/01/2016	23,000	23,337
Southern Power Co.
5.15%, 09/15/2041	25,000	25,345
Southwestern Electric Power Co.
6.45%, 01/15/2019	50,000	58,008
Southwestern Public Service Co.
6.00%, 10/01/2036	97,000	109,700
8.75%, 12/01/2018	80,000	102,987
Spectra Energy Capital LLC
3.30%, 03/15/2023	89,000	80,294
7.50%, 09/15/2038 (A)	30,000	37,468
8.00%, 10/01/2019	100,000	126,560
St Jude Medical, Inc.
4.75%, 04/15/2043	45,000	41,708
State Street Corp.
3.10%, 05/15/2023	257,000	240,724
SunTrust Banks, Inc.
3.50%, 01/20/2017	130,000	136,041
Swiss RE Treasury US Corp.
4.25%, 12/06/2042 - 144A	55,000	48,393
Texas Eastern Transmission, LP
2.80%, 10/15/2022 - 144A	129,000	119,961
Texas Instruments, Inc.
1.65%, 08/03/2019	37,000	35,575
Time Warner Cable, Inc.
4.50%, 09/15/2042	75,000	58,161

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

	Principal	Value
United States (continued)
Time Warner Cable, Inc. (continued)
5.50%, 09/01/2041	$ 279,000	$ 245,180
6.55%, 05/01/2037	100,000	100,144
8.75%, 02/14/2019	105,000	128,885
Time Warner Entertainment Co., LP
8.38%, 03/15/2023	30,000	37,367
Time Warner, Inc.
4.75%, 03/29/2021	100,000	107,575
4.90%, 06/15/2042 (A)	175,000	166,504
5.38%, 10/15/2041	17,000	17,192
Toyota Motor Credit Corp.
0.80%, 05/17/2016	195,000	193,984
Toyota Motor Credit Corp., Series MTN
1.00%, 02/17/2015	80,000	80,526
2.00%, 09/15/2016	90,000	91,813
2.05%, 01/12/2017	100,000	101,149
U.S Bancorp, Series MTN
2.95%, 07/15/2022	265,000	245,827
U.S. Bancorp
4.13%, 05/24/2021	37,000	39,427
7.50%, 06/01/2026	70,000	90,325
U.S. Bancorp, Series MTN
3.00%, 03/15/2022	33,000	32,041
Union Carbide Corp.
7.50%, 06/01/2025	40,000	46,813
7.75%, 10/01/2096	40,000	45,315
Union Pacific Corp.
2.95%, 01/15/2023	21,000	20,222
4.16%, 07/15/2022	87,000	92,562
4.30%, 06/15/2042	24,000	22,791
United Parcel Service, Inc.
2.45%, 10/01/2022	29,000	27,341
United Technologies Corp.
4.50%, 06/01/2042	231,000	227,790
6.13%, 02/01/2019	50,000	59,316
UnitedHealth Group, Inc.
2.75%, 02/15/2023 (A)	38,000	35,369
2.88%, 03/15/2023	150,000	140,942
3.38%, 11/15/2021	37,000	36,883
3.95%, 10/15/2042	205,000	176,382
5.70%, 10/15/2040	0	0
6.63%, 11/15/2037	100,000	121,655
Ventas Realty, LP / Ventas Capital Corp.
4.25%, 03/01/2022	295,000	297,528
Verizon Communications, Inc.
2.45%, 11/01/2022 (A)	215,000	194,940
3.85%, 11/01/2042	280,000	232,328
8.75%, 11/01/2018	117,000	152,491
Verizon Global Funding Corp.
7.75%, 12/01/2030	280,000	362,749
Viacom, Inc.
3.13%, 06/15/2022	50,000	47,102
3.25%, 03/15/2023	44,000	41,440
3.88%, 12/15/2021	40,000	40,509
4.38%, 03/15/2043 - 144A	145,000	122,989
Virginia Electric and Power Co.
2.75%, 03/15/2023 (A)	100,000	95,077
2.95%, 01/15/2022	83,000	81,899

	Principal	Value
United States (continued)
Wachovia Bank NA, Series GMTN
5.60%, 03/15/2016	$ 300,000	$ 331,711
Wachovia Corp., Series MTN
5.75%, 02/01/2018	480,000	552,847
Wal-Mart Stores, Inc.
4.00%, 04/11/2043	355,000	323,471
Walgreen Co.
3.10%, 09/15/2022 (A)	94,000	89,081
Walt Disney Co., Series GMTN0.
45%, 12/01/2015	42,000	41,807
Waste Management, Inc.
7.38%, 03/11/2019	60,000	72,367
Watson Pharmaceuticals, Inc.
3.25%, 10/01/2022	129,000	120,267
WEA Finance LLC / WT Finance AUST Pty, Ltd.
3.38%, 10/03/2022 - 144A	105,000	98,965
6.75%, 09/02/2019 - 144A	110,000	129,910
WellPoint, Inc.
3.13%, 05/15/2022	62,000	58,791
3.30%, 01/15/2023	21,000	19,991
4.63%, 05/15/2042	50,000	46,379
5.88%, 06/15/2017	50,000	56,808
7.00%, 02/15/2019	80,000	96,046
Wells Fargo & Co.
2.63%, 12/15/2016	64,000	66,315
3.45%, 02/13/2023	340,000	324,712
3.68%, 06/15/2016 (G)	840,000	897,471
5.63%, 12/11/2017	50,000	56,835
7.98%, 03/15/2018 (D) (H)	130,000	146,900
Wells Fargo & Co., Series GMTN 4.60%, 04/01/2021	490,000	533,959
Wisconsin Electric Power Co.
2.95%, 09/15/2021	2,000	2,003
3.65%, 12/15/2042	40,000	35,031
4.25%, 12/15/2019	140,000	154,048
Xcel Energy, Inc.
4.70%, 05/15/2020	325,000	360,573
4.80%, 09/15/2041	3,000	2,983
6.50%, 07/01/2036	130,000	159,801
Xerox Corp.
2.95%, 03/15/2017	16,000	16,132
4.50%, 05/15/2021	24,000	24,756
5.63%, 12/15/2019	70,000	77,277
Zoetis, Inc.
1.88%, 02/01/2018 - 144A	41,000	40,137
4.70%, 02/01/2043 - 144A	17,000	15,876
Virgin Islands, British - 0.1%
CNOOC Finance 2013, Ltd.
1.13%, 05/09/2016	200,000	196,760
3.00%, 05/09/2023	200,000	180,671
State Grid Overseas Investment 2013, Ltd.
1.75%, 05/22/2018 - 144A (A)	200,000	191,687

Total Corporate Debt Securities (cost $113,728,178)		110,266,959

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

	Principal	Value
CONVERTIBLE BOND - 0.0% (F)
United States - 0.0% (F)
American Express Credit Corp., Series MTN
2.38%, 03/24/2017	$ 100,000	$ 102,088

Total Convertible Bond (cost $99,794)		102,088

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 0.0% (F)
United States - 0.0% (F)
U.S. Treasury Bill
0.02%, 08/15/2013 (C)	45,000	44,997
0.07%, 11/14/2013 (B) (C)	130,000	129,967

Total Short-Term U.S. Government Obligations (cost $174,964)		174,964

	Shares	Value
PREFERRED STOCK - 0.0% (F)
United States - 0.0% (F)
Goldman Sachs Group, Inc. - Series J,
5.50% (D)	5,000	120,700

Total Preferred Stock (cost $121,900)		120,700

COMMON STOCKS - 18.4%
United States - 18.4%
ACE, Ltd. (A)	9,537	853,371
Actavis, Inc. (I)	766	96,685
Adobe Systems, Inc. (I)	13,220	602,303
AECOM Technology Corp. (I)	3,910	124,299
AES Corp. (A)	9,150	109,708
Aetna, Inc.	1,700	108,018
Aflac, Inc. (A)	1,741	101,187
Air Products & Chemicals, Inc. (A)	5,460	499,972
Alaska Air Group, Inc. (A) (I)	2,010	104,520
Alcoa, Inc. (A)	31,779	248,512
Alexandria Real Estate Equities, Inc. - REIT	530	34,832
Alexion Pharmaceuticals, Inc. (A) (I)	1,989	183,465
Allergan, Inc.	3,783	318,680
Alliance Data Systems Corp. (A) (I)	600	108,618
Allstate Corp.	7,970	383,516
Altria Group, Inc.	3,390	118,616
Amazon.com, Inc. (I)	2,060	572,041
Amdocs, Ltd. (A)	2,780	103,110
American Campus Communities, Inc. - Class A REIT	1,697	69,000
American Capital, Ltd. (I)	3,640	46,119
American Electric Power Co., Inc.	11,463	513,313
American Tower Corp. - Class A REIT	2,600	190,242
Ameriprise Financial, Inc.	1,520	122,938
AmerisourceBergen Corp. - Class A	1,900	106,077
Amgen, Inc. (A)	5,430	535,724
Anadarko Petroleum Corp. - Class A	8,144	699,814
AOL, Inc. (I)	2,600	94,848
AON PLC	3,460	222,651
Apache Corp. (A)	2,183	183,001
Apartment Investment & Management Co. - Class A REIT	1,203	36,138
Apple, Inc.	4,733	1,874,647
Applied Materials, Inc. - Class A	19,967	297,708
Archer-Daniels-Midland Co.	29,362	995,665
AT&T, Inc.	23,510	832,254

	Shares	Value
United States (continued)
athenahealth, Inc. (A) (I)	763	$ 64,641
AutoZone, Inc. (A) (I)	1,222	517,749
Avago Technologies, Ltd. - Class A	8,433	315,226
Avery Dennison Corp. (A)	1,840	78,678
Axiall Corp. (A)	3,150	134,127
Bank of America Corp.	85,378	1,097,961
Baxter International, Inc.	4,682	324,322
Berkshire Hathaway, Inc. - Class B (A) (I)	6,152	688,532
Biogen IDEC, Inc. (I)	4,568	983,034
Boston Properties, Inc. - REIT	1,399	147,553
Brandywine Realty Trust - REIT	8,807	119,071
Brinker International, Inc. (A)	2,920	115,136
Bristol-Myers Squibb Co. (A)	22,559	1,008,162
Broadcom Corp. - Class A (A)	16,076	542,726
Calpine Corp. (I)	4,900	104,027
Cameron International Corp. (I)	3,245	198,464
Campbell Soup Co. (A)	860	38,519
Capital One Financial Corp.	6,848	430,123
CareFusion Corp. - Class A (I)	9,445	348,048
CBL & Associates Properties, Inc. - REIT	8,441	180,806
CBS Corp. - Class B	9,334	456,153
Celgene Corp. (A) (I)	6,915	808,433
Centene Corp. (I)	2,100	110,166
CenturyLink, Inc. (A)	2,380	84,133
Cerner Corp. (I)	1,566	150,477
CF Industries Holdings, Inc. - Class B	546	93,639
Chevron Corp.	20,440	2,418,870
Chicago Bridge & Iron Co. NV - Class Y	2,180	130,059
Cisco Systems, Inc.	76,371	1,856,579
CIT Group, Inc. (I)	740	34,506
Citigroup, Inc.	38,434	1,843,679
Citrix Systems, Inc. (I)	3,494	210,793
Clorox Co.	1,170	97,274
CMS Energy Corp. (A)	2,576	69,990
CNO Financial Group, Inc.	7,050	91,368
Coca-Cola Co. (A)	23,506	942,826
Coca-Cola Enterprises, Inc.	10,112	355,538
Cognizant Technology Solutions Corp. - Class A (I)	3,822	239,295
Comcast Corp. - Class A (A)	34,693	1,452,943
Comerica, Inc. - Class A (A)	4,073	162,228
Computer Sciences Corp.	2,390	104,610
ConAgra Foods, Inc.	3,280	114,570
ConocoPhillips (A)	17,569	1,062,924
CoreLogic, Inc. (I)	3,850	89,204
Corning, Inc.	4,931	70,168
Covidien PLC	6,841	429,888
Crane Co.	1,600	95,872
Crown Holdings, Inc. (A) (I)	6,079	250,029
CSX Corp.	30,019	696,141
Cummins, Inc.	541	58,677
CVS Caremark Corp.	20,023	1,144,915
Danaher Corp.	1,900	120,270
DaVita HealthCare Partners, Inc. (I)	2,063	249,210
Deere & Co. (A)	2,015	163,719
Delta Air Lines, Inc. (I)	1,500	28,065
Digital Realty Trust, Inc. - REIT (A)	1,253	76,433
Dillard’s, Inc. - Class A (A)	1,330	109,020
Discover Financial Services	9,150	435,906

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

	Shares	Value
United States (continued)
DISH Network Corp. - Class A	2,066	$ 87,846
Dow Chemical Co. (A)	13,988	449,994
Dr. Pepper Snapple Group, Inc.	4,637	212,977
DTE Energy Co.	3,595	240,901
Dun & Bradstreet Corp. (A)	1,070	104,271
E.I. du Pont de Nemours & Co. (A)	5,055	265,387
Eaton Corp. PLC	843	55,478
eBay, Inc. (I)	4,195	216,965
Edison International (A)	9,011	433,970
Eli Lilly & Co.	6,450	316,824
EMC Corp.	12,169	287,432
EMCOR Group, Inc.	2,000	81,300
Emerson Electric Co.	17,718	966,340
Energizer Holdings, Inc. (A)	1,100	110,561
Ensco PLC - Class A	8,983	522,092
EOG Resources, Inc.	2,132	280,742
Everest RE Group, Ltd.	1,697	217,657
Expedia, Inc. (A)	2,929	176,179
Express Scripts Holding Co. (I)	2,640	162,862
Extra Space Storage, Inc. - REIT (A)	2,630	110,276
Exxon Mobil Corp.	25,354	2,290,734
FedEx Corp.	822	81,033
Fidelity National Information Services, Inc.	4,799	205,589
Fifth Third Bancorp (A)	3,000	54,150
Fluor Corp. (A)	10,712	635,329
Ford Motor Co.	16,170	250,150
Freescale Semiconductor, Ltd. (A) (I)	1,710	23,171
GameStop Corp. - Class A (A)	950	39,928
Gap, Inc. - Class A	3,160	131,867
General Dynamics Corp.	466	36,502
General Electric Co.	30,241	701,289
General Growth Properties, Inc. - REIT	8,390	166,709
General Mills, Inc. (A)	10,195	494,763
General Motors Co. (I)	19,131	637,254
Geo Group, Inc. - REIT	2,770	94,041
Gilead Sciences, Inc. (A) (I)	4,270	218,667
Goldman Sachs Group, Inc.	6,210	939,262
Google, Inc. - Class A (I)	2,211	1,946,498
Greif, Inc. - Class A (A)	1,380	72,685
H&R Block, Inc.	4,500	124,875
Hanesbrands, Inc. (A)	2,170	111,581
Hartford Financial Services Group, Inc. (A)	6,273	193,961
HCP, Inc. - REIT	4,236	192,484
Hewlett-Packard Co.	20,373	505,250
Highwoods Properties, Inc. - REIT (A)	4,484	159,675
Home Depot, Inc.	18,920	1,465,732
Honeywell International, Inc.	20,964	1,663,284
Hospitality Properties Trust - REIT	1,340	35,215
Host Hotels & Resorts, Inc. - REIT (A)	8,717	147,056
Humana, Inc. - Class A (A)	4,591	387,389
Huntington Ingalls Industries, Inc. (A)	1,290	72,859
Ingersoll-Rand PLC	7,580	420,842
Ingredion, Inc.	1,460	95,805
IntercontinentalExchange, Inc. (A) (I)	1,249	222,022
International Business Machines Corp.	4,506	861,142
International Paper Co.	1,890	83,746
Intuitive Surgical, Inc. (A) (I)	559	283,178
Invesco, Ltd.	13,717	436,201
Jack Henry & Associates, Inc. (A)	1,659	78,189

	Shares	Value
United States (continued)
Jarden Corp. (I)	2,470	$ 108,062
JM Smucker Co. (A)	1,060	109,339
Johnson & Johnson	23,079	1,981,563
Johnson Controls, Inc.	1,748	62,561
Kimberly-Clark Corp. (A)	6,271	609,165
KLA-Tencor Corp.	3,818	212,777
Kroger Co.	2,194	75,781
LAM Research Corp. (A) (I)	11,792	522,857
LaSalle Hotel Properties - REIT (A)	4,696	115,991
Lennar Corp. - Class A (A)	2,119	76,369
Lincoln National Corp. (A)	3,750	136,762
LinkedIn Corp. - Class A (A) (I)	191	34,055
Lorillard, Inc. (A)	1,960	85,613
Lowe’s Cos., Inc. (A)	14,965	612,068
Lululemon Athletica, Inc. (I)	610	39,967
LyondellBasell Industries NV - Class A	6,270	415,450
Macy’s, Inc.	13,890	666,720
Marathon Petroleum Corp.	3,301	234,569
Marriott International, Inc. - Class A	4,915	198,419
Masco Corp.	16,386	319,363
Mastercard, Inc. - Class A	200	114,900
Medtronic, Inc. (A)	3,540	182,204
Merck & Co., Inc. (A)	3,676	170,750
MetLife, Inc.	15,326	701,318
Mettler-Toledo International, Inc. (A) (I)	927	186,512
Microsoft Corp.	62,467	2,156,986
Molson Coors Brewing Co. - Class B (A)	2,150	102,899
Mondelez International, Inc. - Class A	21,837	623,010
Monsanto Co.	1,260	124,488
Morgan Stanley (A)	14,286	349,007
Nationstar Mortgage Holdings, Inc. (I)	300	11,232
NetApp, Inc. (I)	1,918	72,462
NextEra Energy, Inc. (A)	8,371	682,069
NiSource, Inc. - Class B (A)	11,717	335,575
Noble Corp.	5,470	205,563
Nordstrom, Inc. (A)	784	46,993
Norfolk Southern Corp. (A)	2,169	157,578
Northrop Grumman Corp. (A)	4,460	369,288
Nu Skin Enterprises, Inc. - Class A (A)	1,870	114,294
NV Energy, Inc.	4,393	103,060
NVR, Inc. (A) (I)	30	27,660
NYSE Euronext	1,293	53,530
O’Reilly Automotive, Inc. (A) (I)	368	41,444
Occidental Petroleum Corp.	4,725	421,612
Ocwen Financial Corp. - Class B (I)	2,670	110,057
Omnicare, Inc. (A)	2,600	124,046
ON Semiconductor Corp. (I)	4,700	37,976
Onyx Pharmaceuticals, Inc. (A) (I)	1,507	130,838
Oracle Corp.	43,514	1,336,750
Oshkosh Corp. (I)	850	32,275
PACCAR, Inc. (A)	10,706	574,484
PepsiCo, Inc.	7,616	622,913
Pfizer, Inc. (A)	35,635	998,136
Philip Morris International, Inc.	15,272	1,322,861
Phillips 66	7,612	448,423
Pinnacle West Capital Corp. (A)	1,800	99,846
Pitney Bowes, Inc. (A)	6,620	97,182
Post Properties, Inc. - REIT	1,181	58,448
PPG Industries, Inc.	2,820	412,876

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

	Shares	Value
United States (continued)
priceline.com, Inc. (A) (I)	378	$ 312,655
Procter & Gamble Co.	16,635	1,280,729
ProLogis, Inc. - Class A REIT	690	26,027
Prudential Financial, Inc.	2,156	157,453
PulteGroup, Inc. (A) (I)	14,936	283,336
QUALCOMM, Inc.	14,923	911,497
Questar Corp. (A)	3,362	80,184
Range Resources Corp. (A)	881	68,119
RenaissanceRe Holdings, Ltd. (A)	1,886	163,686
Roper Industries, Inc.	300	37,266
Ross Stores, Inc.	2,555	165,590
Rovi Corp. (I)	4,100	93,644
Royal Caribbean Cruises, Ltd. - Class A	6,525	217,543
Salix Pharmaceuticals, Ltd. (I)	1,600	105,840
Schlumberger, Ltd.	12,617	904,134
Seagate Technology PLC	10,100	452,783
Sempra Energy (A)	4,361	356,555
Service Corp., International	6,000	108,180
Simon Property Group, Inc. - REIT	1,980	312,682
Southwest Airlines Co.	14,705	189,547
Spectrum Brands Holdings, Inc. - Class A	1,020	58,007
Sprint Nextel Corp. (A) (I)	5,365	37,662
SPX Corp. (A)	1,976	142,232
St. Jude Medical, Inc. (A)	1,593	72,689
Stanley Black & Decker, Inc. (A)	810	62,613
Starbucks Corp.	1,667	109,172
State Street Corp.	6,982	455,296
SunTrust Banks, Inc.	4,465	140,960
Symantec Corp.	17,420	391,427
Target Corp. (A)	11,288	777,292
TE Connectivity, Ltd.	2,361	107,520
Tesoro Corp. (A)	1,790	93,653
Texas Instruments, Inc. (A)	4,769	166,295
Thermo Fisher Scientific, Inc.	2,050	173,491
Time Warner Cable, Inc. (A)	4,840	544,403
Time Warner, Inc.	17,604	1,017,863
TJX Cos., Inc.	10,149	508,059
Travelers Cos., Inc.	2,300	183,816
Tyco International, Ltd. (A)	4,444	146,430
Tyson Foods, Inc. - Class A	1,250	32,100
UGI Corp.	3,120	122,023
Union Pacific Corp.	6,683	1,031,053
United Continental Holdings, Inc. (A) (I)	2,280	71,341
United Parcel Service, Inc. - Class B (A)	571	49,380
United Technologies Corp.	12,715	1,181,732
UnitedHealth Group, Inc. (A)	10,467	685,379
V.F. Corp.	3,249	627,252
Valeant Pharmaceuticals International, Inc. (I)	1,524	131,186
Valero Energy Corp.	1,997	69,436
Ventas, Inc. - REIT	3,808	264,504
Verizon Communications, Inc. (A)	25,355	1,276,371
Vertex Pharmaceuticals, Inc. (I)	5,762	460,211
Viacom, Inc. - Class B (A)	4,710	320,515
Visa, Inc. - Class A (A)	7,981	1,458,528
VMware, Inc. - Class A (A) (I)	597	39,993
Wal-Mart Stores, Inc. (A)	3,729	277,773
Walgreen Co. (A)	7,740	342,108
Walt Disney Co. - Class A	3,869	244,327
Walter Energy, Inc. (A)	1,814	18,866
WellPoint, Inc. (A)	1,900	155,496

	Shares	Value
United States (continued)
Wells Fargo & Co.	60,649	$ 2,502,984
Western Digital Corp. (A)	1,800	111,762
Western Refining, Inc. (A)	3,160	88,701
Whirlpool Corp.	870	99,493
Williams Cos., Inc.	8,157	264,858
WW Grainger, Inc. (A)	1,072	270,337
Wyndham Worldwide Corp. (A)	2,010	115,032
Xcel Energy, Inc. (A)	9,344	264,809
Xilinx, Inc. (A)	7,267	287,846
Yahoo! Inc. (I)	12,480	313,373
Yum! Brands, Inc.	4,064	281,798
Zoetis, Inc. - Class A	1,070	33,052

Total Common Stocks (cost $96,411,338)		102,986,173

INVESTMENT COMPANIES - 5.7%
United States - 5.7%
JPMorgan High Yield Fund (J)	583,201	4,683,104
JPMorgan International Equity Fund (J)	916,270	13,120,983
JPMorgan International Opportunities Fund (J)	1,039,297	14,020,117

Total Investment Companies (cost $29,269,428)		31,824,204

SECURITIES LENDING COLLATERAL - 6.9%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.18% (C)	38,702,533	38,702,533

Total Securities Lending Collateral (cost $38,702,533)		38,702,533

	Principal	Value
REPURCHASE AGREEMENT - 4.7%
State Street Bank & Trust Co. 0.03% (C), dated 06/28/2013, to be repurchased at $26,083,646 on 07/01/2013. Collateralized by U.S. Government Agency Obligations, 3.50% - 4.00%, due 11/25/2038 - 12/25/2038, and with a total value of $26,605,628.	$ 26,083,581	26,083,581

Total Repurchase Agreement (cost $26,083,581)		26,083,581

Total Investment Securities (cost $591,557,640) (K)		595,922,558
Other Assets and Liabilities - Net		(34,700,617)

Net Assets		$ 561,221,941

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

FUTURES CONTRACTS:
Description	Type	Contracts	Expiration Date	Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note	Short	(50)	09/19/2013	$136,896
2-Year U.S. Treasury Note	Long	20	09/30/2013	(2,364)
5-Year U.S. Treasury Note	Short	(84)	09/30/2013	134,051
Amsterdam Index	Long	64	07/19/2013	(116,775)
CAC 40 Index	Short	(54)	07/19/2013	87,259
DAX Index	Long	11	09/20/2013	(81,329)
EURO STOXX 50 Index	Long	46	09/20/2013	(54,333)
FTSE 100 Index	Short	(52)	09/20/2013	122,074
Long U.S. Treasury Bond	Long	11	09/19/2013	(35,448)
Russell 2000 Mini Index	Long	26	09/20/2013	22,335
S&P 500 E-Mini Index	Long	156	09/20/2013	(26,607)
TOPIX Index	Long	48	09/12/2013	92,604
U.K. Long Gilt Bond	Long	11	09/26/2013	(85,334)

				$193,029

INVESTMENTS BY INDUSTRY:	Percentage of Total Investment Securities	Value
U.S. Government Agency Obligations	25.3%	$150,709,082
U.S. Government Obligations	14.1	83,804,251
Capital Markets	6.9	40,993,893
Mortgage-Backed Securities	5.4	31,979,214
Commercial Banks	3.3	19,756,839
Asset-Backed Securities	3.0	17,616,582
Oil, Gas & Consumable Fuels	2.9	17,541,082
Diversified Financial Services	2.6	15,620,352
Insurance	1.7	10,370,516
Media	1.6	9,234,742
Electric Utilities	1.5	9,055,419
Pharmaceuticals	1.3	7,931,076
Diversified Telecommunication Services	1.2	6,989,511
Software	1.0	5,958,338
Real Estate Investment Trusts	1.0	5,767,666
Computers & Peripherals	0.8	4,825,365
Energy Equipment & Services	0.8	4,520,857
Aerospace & Defense	0.7	4,450,487
Beverages	0.7	4,373,741
Health Care Providers & Services	0.7	4,349,013
Food Products	0.7	4,315,842
Biotechnology	0.7	4,249,608
IT Services	0.7	4,237,083
Consumer Finance	0.7	4,120,218
Specialty Retail	0.7	3,881,792
Chemicals	0.6	3,740,448
Road & Rail	0.6	3,607,105
Semiconductors & Semiconductor Equipment	0.5	2,891,174
Food & Staples Retailing	0.5	2,872,556
Communications Equipment	0.5	2,870,159
Internet Software & Services	0.5	2,677,072
Multi-Utilities	0.4	2,561,194
Tobacco	0.4	2,328,435
Household Products	0.4	2,262,283
Metals & Mining	0.4	2,195,500
Multiline Retail	0.4	2,100,244
Commercial Services & Supplies	0.3	2,062,003
Machinery	0.3	2,037,658
Health Care Equipment & Supplies	0.3	1,815,944
Automobiles	0.3	1,790,371
Industrial Conglomerates	0.3	1,483,769
Internet & Catalog Retail	0.2	1,169,806
Foreign Government Obligations	0.2	1,147,898
Wireless Telecommunication Services	0.2	1,080,288

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

INVESTMENTS BY INDUSTRY (continued):	Percentage of Total Investment Securities		Value
Electrical Equipment	0.2%		$ 1,059,084
Construction & Engineering	0.2		1,049,345
Hotels, Restaurants & Leisure	0.2		1,037,100
Gas Utilities	0.2		966,664
Textiles, Apparel & Luxury Goods	0.1		778,800
Airlines	0.1		777,732
Independent Power Producers & Energy Traders	0.1		718,528
Household Durables	0.1		594,920
Transportation Infrastructure	0.1		550,522
Electronic Equipment & Instruments	0.1		459,629
Municipal Government Obligations	0.1		404,329
Life Sciences Tools & Services	0.1		360,003
Containers & Packaging	0.1		322,714
Building Products	0.1		319,363
Auto Components	0.0	(F)	281,504
Trading Companies & Distributors	0.0	(F)	270,337
Distributors	0.0	(F)	256,974
Paper & Forest Products	0.0	(F)	237,998
Diversified Consumer Services	0.0	(F)	233,055
Health Care Technology	0.0	(F)	215,118
Air Freight & Logistics	0.0	(F)	157,754
Thrifts & Mortgage Finance	0.0	(F)	121,289
Office Electronics	0.0	(F)	118,165
Personal Products	0.0	(F)	114,294
Professional Services	0.0	(F)	104,271
Water Utilities	0.0	(F)	80,738
Construction Materials	0.0	(F)	24,774

Investment Securities, at Value	89.1		530,961,480
Short-Term Investments	10.9		64,961,078

Total Investments	100.0%		$595,922,558

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $37,873,343. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	All or a portion of this security has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts. Total value of securities segregated as collateral to cover margin requirements for open futures contracts is $2,471,630.
(C)	Rate shown reflects the yield at June 30, 2013.
(D)	Floating or variable rate note. Rate is listed as of June 30, 2013.
(E)	When-issued security. A conditional transaction in a security authorized for issuance, but not yet issued.
(F)	Percentage rounds to less than 0.1%.
(G)	Step bond - Coupon rate changes in increments to maturity. Rate disclosed is as of June 30, 2013. Maturity date disclosed is the ultimate maturity date.
(H)	The security has a perpetual maturity. The date shown is the next call date.
(I)	Non-income producing security.
(J)	The investment issuer is affiliated with the sub-adviser of the portfolio.
(K)	Aggregate cost for federal income tax purposes is $591,557,640. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $15,553,783 and $11,188,865, respectively. Net unrealized appreciation for tax purposes is $4,364,918.

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013, these securities aggregated $46,364,495, or 8.26% of the portfolio’s net assets.
GMTN	Global Medium Term Note
IO	Interest Only
MTN	Medium Term Note
PO	Principal Only
REIT	Real Estate Investment Trust (includes domestic REITs and Foreign Real Estate Investment Companies)
REMIC	Real Estate Mortgage Investment Conduits (consist of a fixed pool of mortgages broken apart and marketed to investors as individual securities)
STRIPS	Separate Trading of Registered Interest and Principal of Securities

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

VALUATION SUMMARY: (L)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2013
ASSETS
Investment Securities
U.S. Government Obligations	$—	$83,804,251	$—	$83,804,251
U.S. Government Agency Obligations	—	150,709,082	—	150,709,082
Foreign Government Obligations	—	1,147,898	—	1,147,898
Mortgage-Backed Securities	—	31,979,214	—	31,979,214
Asset-Backed Securities	—	17,616,582	—	17,616,582
Municipal Government Obligations	—	404,329	—	404,329
Corporate Debt Securities	—	110,266,959	—	110,266,959
Convertible Bond	—	102,088	—	102,088
Short-Term U.S. Government Obligations	—	174,964	—	174,964
Preferred Stock	120,700	—	—	120,700
Common Stocks	102,986,173	—	—	102,986,173
Investment Companies	31,824,204	—	—	31,824,204
Securities Lending Collateral	38,702,533	—	—	38,702,533
Repurchase Agreement	—	26,083,581	—	26,083,581
Total Investment Securities	$173,633,610	$422,288,948	$—	$595,922,558
Derivative Financial Instruments
Futures Contracts (M)	$595,219	$—	$—	$595,219
Total Derivative Financial Instruments	$595,219	$—	$—	$595,219
Other Assets (N)
Foreign Currency	$29,073	$—	$—	$29,073
Other Assets	—	—	793,274	793,274
Total Other Assets	$29,073	$—	$793,274	$822,347

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2013
LIABILITIES
Derivative Financial Instruments
Futures Contracts (M)	$(402,190)	$—	$—	$(402,190)
Total Derivative Financial Instruments	$(402,190)	$—	$—	$(402,190)
Other Liabilities (N)
Collateral for Securities on Loan	$—	$(38,702,533)	$—	$(38,702,533)
Total Other Liabilities	$—	$(38,702,533)	$—	$(38,702,533)

(L)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended June 30, 2013. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
(M)	Derivative financial instruments valued at unrealized appreciation (depreciation) on the instrument.
(N)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

Level 3 Rollforward - Investment Securities

Securities	Beginning Balance at December 31, 2012	Purchases	Sales	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) (O)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at June 30, 2013 (P)	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at June 30, 2013 (O)
Other Assets (Q)	$752,331	$—	$—	$—	$—	$40,943	$—	$—	$793,274	$40,943

(O)	Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on Investments Held at June 30, 2013 may be due to an investment no longer held or categorized as Level 3 at period end.
(P)	Inputs used in the valuation of the Level 3 securities were not considered significant unobservable inputs.
(Q)	Other assets include pending litigation receivable.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica JPMorgan Tactical Allocation VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2013

(unaudited)

Assets:
Investment securities, at value (cost: $565,474,059)
(including securities loaned of $37,873,343)	$569,838,977
Repurchase agreement, at value (cost: $26,083,581)	26,083,581
Foreign currency, at value (cost: $28,720)	29,073
Receivables:
Shares sold	708,317
Investment securities sold	3,267,494
Interest	1,987,541
Dividends	264,570
Securities lending income (net)	4,224
Variation margin	1,095,949
Prepaid expenses	2,441
Other assets	793,274

Total assets	604,075,441

Liabilities:
Accounts payable and accrued liabilities:
Shares redeemed	270,719
Investment securities purchased	2,891,370
When-issued securities purchased	501,685
Administration fees	10,669
Management and advisory fees	297,641
Distribution and service fees	83,678
Transfer agent fees	72
Trustees fees	182
Other	94,951
Collateral for securities on loan	38,702,533

Total liabilities	42,853,500

Net assets	$561,221,941

Net assets consist of:
Capital stock ($0.01 par value)	$421,234
Additional paid-in capital	598,851,475
Undistributed (accumulated) net investment income (loss)	8,913,600
Undistributed (accumulated) net realized gain (loss) from investment securities, futures and foreign currency transactions	(51,499,972)
Net unrealized appreciation (depreciation) on:
Investment securities	4,364,918
Futures contracts	193,029
Translation of assets and liabilities denominated in foreign currencies	(22,343)

Net assets	$561,221,941

Net assets by class:
Initial Class	$118,277,659
Service Class	442,944,282

Shares outstanding:
Initial Class	9,207,843
Service Class	32,915,568

Net asset value and offering price per share:
Initial Class	$12.85
Service Class	13.46

STATEMENT OF OPERATIONS

For the period ended June 30, 2013

(unaudited)

Investment Income:
Dividend income (net of withholding taxes on foreign dividends of $551)	$1,144,773
Interest income (net of withholding taxes on foreign interest of $36)	4,225,858
Securities lending income (net)	21,320

Total investment income	5,391,951

Expenses:
Management and advisory	1,741,068
Distribution and service:
Service Class	472,650
Transfer agent	1,907
Printing and shareholder reports	49,954
Custody	117,576
Administration	62,272
Legal	11,005
Audit and tax	7,112
Trustees	9,352
Other	6,821

Total expenses	2,479,717

Net investment income (loss)	2,912,234

Net realized gain (loss) on transactions from:
Investment securities	9,124,694
Futures contracts	3,705,784
Foreign currency transactions	(18,222)

Total realized gain (loss)	12,812,256

Net change in unrealized (depreciation) on:
Investment securities	(13,116,688)
Futures contracts	(368,445)
Translation of assets and liabilities denominated in foreign currencies	(22,205)

Net change in unrealized (depreciation)	(13,507,338)

Net realized and change in unrealized gain (loss)	(695,082)

Net increase (decrease) in net assets resulting from operations	$2,217,152

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica JPMorgan Tactical Allocation VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2013 (unaudited)	December 31, 2012
From operations:
Net investment income (loss)	$2,912,234	$5,215,631
Net realized gain (loss) from investment securities, futures and foreign currency transactions	12,812,256	2,689,700
Net change in unrealized appreciation (depreciation) on investment securities, futures and foreign currency translations	(13,507,338)	15,133,766
Net increase (decrease) in net assets resulting from operations	2,217,152	23,039,097

Distributions to shareholders:
From net investment income:
Initial Class	—	(793,102)
Service Class	—	(1,261,357)
Total distributions to shareholders	—	(2,054,459)

Capital share transactions:
Proceeds from shares sold:
Initial Class	5,054,613	10,931,570
Service Class	133,374,444	223,219,893
	138,429,057	234,151,463
Dividends and distributions reinvested:
Initial Class	—	793,102
Service Class	—	1,261,357
	—	2,054,459
Cost of shares redeemed:
Initial Class	(16,169,911)	(28,472,932)
Service Class	(14,441,998)	(11,266,831)
	(30,611,909)	(39,739,763)
Net increase (decrease) in net assets resulting from capital shares transactions	107,817,148	196,466,159

Net increase (decrease) in net assets	110,034,300	217,450,797

Net assets:
Beginning of period/year	451,187,641	233,736,844
End of period/year	$561,221,941	$451,187,641
Undistributed (accumulated) net investment income (loss)	$8,913,600	$6,001,366

Share activity:
Shares issued:
Initial Class	388,621	878,899
Service Class	9,788,760	17,112,435
	10,177,381	17,991,334
Shares issued-reinvested from dividends and distributions:
Initial Class	—	63,448
Service Class	—	96,140
	—	159,588
Shares redeemed:
Initial Class	(1,251,108)	(2,297,112)
Service Class	(1,060,335)	(862,946)
	(2,311,443)	(3,160,058)

Net increase (decrease) in shares outstanding:
Initial Class	(862,487)	(1,354,765)
Service Class	8,728,425	16,345,629
	7,865,938	14,990,864

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica JPMorgan Tactical Allocation VP

FINANCIAL HIGHLIGHTS

For the period or years ended:

For a share outstanding throughout each period/year	Initial Class
June 30, 2013 (unaudited)	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
Net asset value
Beginning of period/year	$12.73	$11.89	$11.69	$12.15	$13.37	$14.66
Investment operations
Net investment income (loss)(A)	0.09	0.21	0.10	0.08	0.06	0.24
Net realized and unrealized gain (loss)	0.03	0.71	0.32	(0.08)	0.52	(0.85)
Total investment operations	0.12	0.92	0.42	—	(B)	0.58	(0.61)
Distributions
Net investment income	—	(0.08)	(0.22)	(0.46)	(0.45)	(0.68)
Net realized gains	—	—	—	—	(1.35)	—
Total distributions	—	(0.08)	(0.22)	(0.46)	(1.80)	(0.68)
Net asset value
End of period/year	$12.85	$12.73	$11.89	$11.69	$12.15	$13.37
Total return(C)	0.94	%(D)	7.72%	3.63%	(0.11)%	4.20%	(4.53)%
Net assets end of period/year (000’s)	$118,278	$128,208	$135,804	$254,517	$285,979	$298,449
Ratio and supplemental data
Expenses to average net assets	0.81	%(E)	0.85%	0.86%	0.85%	0.84%	0.81%
Net investment income (loss) to average net assets	1.33	%(E)	1.68%	0.87%	0.69%	0.47%	1.64%
Portfolio turnover rate	28	%(D)	35%	179%	210%	183%	290%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Annualized.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

For a share outstanding throughout each period/year	Service Class
	June 30, 2013 (unaudited)		December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
Net asset value
Beginning of period/year	$13.35		$12.49	$12.28	$12.74	$13.91	$15.20
Investment operations
Net investment income (loss)(A)	0.07		0.19	0.18	0.06	0.05	0.21
Net realized and unrealized gain (loss)	0.04		0.74	0.24	(0.10)	0.52	(0.87)
Total investment operations	0.11		0.93	0.42	(0.04)	0.57	(0.66)
Distributions
Net investment income	—		(0.07)	(0.21)	(0.42)	(0.39)	(0.63)
Net realized gains	—		—	—	—	(1.35)	—
Total distributions	—		(0.07)	(0.21)	(0.42)	(1.74)	(0.63)
Net asset value
End of period/year	$13.46		$13.35	$12.49	$12.28	$12.74	$13.91
Total return(B)	0.82	%(C)	7.47%	3.44%	(0.42)%	3.95%	(4.65)%
Net assets end of period/year (000’s)	$442,944		$322,980	$97,933	$11,234	$13,590	$14,000
Ratio and supplemental data
Expenses to average net assets	1.06	%(D)	1.10%	1.11%	1.11%	1.09%	1.06%
Net investment income (loss) to average net assets	1.12	%(D)	1.47%	1.45%	0.47%	0.31%	1.38%
Portfolio turnover rate	28	%(C)	35%	179%	210%	183%	290%

(A)	Calculated based on average number of shares outstanding.
(B)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(C)	Not annualized.
(D)	Annualized.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica JPMorgan Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2013

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica JPMorgan Tactical Allocation VP (the “Portfolio”) is a series of TST.

The Portfolio currently offers two classes of shares: Initial Class and Service Class.

Transamerica Asset Management, Inc. (“TAM”) provides continuous and regular investment advisory services to the Portfolio. TAM acts as a manager of managers, providing advisory services that include, without limitation, the design and development of each Portfolio and its investment strategy and the ongoing review and evaluation of that investment strategy including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for each Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending and implementing fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolios’ investments; regular review of sub-adviser performance and holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation of portfolio holdings; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolios’ Board of Trustees; oversight of preparation of prospectuses, shareholder reports and other disclosure materials and filings; and oversight of other service providers to the Portfolios, such as the custodian, the transfer agent, the administrator, the distributor, the Portfolios’ independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations for the Portfolios; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment advisory services. Where TAM employs sub-advisers, the sub-advisers carry out and effectuate the investment strategy designed for the Portfolios by TAM and are responsible, subject to TAM’s and the Board of Trustees oversight, for the day-to-day management of the Portfolios and for making decisions to buy, hold or sell a particular security.

Transamerica Fund Services, Inc. (“TFS”) provides supervisory and administrative services to each Portfolio. TFS’s supervisory and administrative services include performing certain administrative services for the Portfolios and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided for the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TFS has outsourced the provision of certain services as described below; to the extent agreed upon by TFS and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of net asset values; shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; recommending and implementing fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and its dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; preparation of agendas and supporting documents for and minutes of meetings of Trustees and committees of Trustees; and preparation of regular communications with the Trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TFS to perform supervisory and administrative services to the Portfolio. State Street performs back office services to support TFS, including furnishing financial and performance information about the Portfolios for inclusion in regulatory filings and Trustee and shareholder reports; preparing drafts of regulatory filings, Trustee materials, tax returns, expenses and budgeting; tax compliance testing; and maintaining books and records. TFS pays all expenses it incurs in connection with providing these services in the Amended and Restated Services Agreement with the exception of the costs of certain services specifically assumed by the Portfolios, as numerated within the Statement of Operations.

This report should be read in conjunction with the Portfolio’s current prospectus, which contains additional information about the Portfolio, including investment objectives and strategies.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of securities exposes the Portfolio to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica JPMorgan Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 1. (continued)

additional collateral; (iii) the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrowed.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio (“Navigator”), a money market mutual fund registered under the 1940 Act. The Transamerica Asset Management family of mutual funds is a significant shareholder of the Navigator as of June 30, 2013. No individual portfolio has a significant holding in the Navigator.

By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees.

Such income is reflected separately in the Statement of Operations. Income from loaned securities in the Statement of Operations is net of fees and rebates earned by the lending agent for its services. The value of loaned securities and related collateral outstanding at June 30, 2013 are shown in the Schedule of Investments and the Statement of Assets and Liabilities.

Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

The open repurchase agreements and related collateral at June 30, 2013 are listed in the Schedule of Investments.

Cash overdraft: Throughout the period, the Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the federal funds rate. Payables, if any, are reflected as Due to Custodian in the Statement of Assets and Liabilities. Expenses from cash overdrafts are included in Other in the Statement of Operations.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rates in effect when the investment was acquired. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country, or region.

Foreign taxes: The Portfolio may be subjected to taxes imposed by the countries in which they invest, with respect to their investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Futures contracts: The Portfolio is subject to equity and commodity price risks, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica JPMorgan Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 1. (continued)

rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The open futures contracts at June 30, 2013 are listed in the Schedule of Investments. The variation margin receivable or payable, as applicable, is included in the Statement of Assets and Liabilities.

When-Issued, forward delivery securities and Delayed Delivery Settlements: The Portfolio may purchase or sell securities on a when-issued, forward (delayed) delivery basis or delayed settlement. When-issued and forward delivery transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolio engages in when-issued transactions to obtain an advantageous price and yield at the time of the transaction. The Portfolio engages in when-issued and forward delivery transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the Portfolio is not entitled to any of the interest earned prior to settlement.

Delayed Delivery transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery transactions are outstanding, the Portfolio will segregate with its custodian either cash, U.S. Government securities or other liquid assets at least equal to the value of the commitments until payment is made. When purchasing a security on a delayed delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Portfolio if the other party to the transaction defaults on its obligation to make payment or delivery and the Portfolio is delayed or prevented from completing the transaction. The Portfolio may dispose of or renegotiate a delayed delivery transaction after it is entered into which may result in a realized gain or loss. When the Portfolio sells a security on a delayed delivery basis, the Portfolio does not participate in future gains and losses on the security.

Treasury inflation-protected securities (“TIPS”): The Portfolio invests in TIPS, specially structured bonds in which the principal amount is adjusted daily to keep pace with inflation as measured by the U.S. Consumer Price Index. The adjustments to principal due to inflation/deflation are reflected as increases/decreases to Interest income in the Statement of Operations with a corresponding adjustment to cost.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, has elected to place security transactions of the Portfolio with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions paid by the Portfolio be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2013.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend date, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Real estate investment trust (“REITs”): Dividend income related to a REIT is recorded at management’s estimate of the income included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts.

There are certain additional risks involved in investing in REITs. These include, but are not limited to, economical conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class, based upon net assets. Each class bears its own specific expenses in addition to the non-class specific expenses.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica JPMorgan Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The Portfolio’s Board of Trustees has delegated the valuation functions on a day-to-day basis to TAM, subject to board oversight. TAM has formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board of Trustees. These policies and procedures are reviewed at least annually by the Board of Trustees. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair market value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

The inputs used to measure fair value can fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

For assets and liabilities using significant unobservable inputs (Level 3) GAAP requires a reconciliation of the beginning to the ending balances for reported market values that presents changes attributed to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The Level 3 reconciliation, if any, is disclosed in the Valuation Summary of the Portfolio’s Schedule of Investments.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Investment companies are valued at the net asset value (“NAV”) of the underlying portfolio. These securities are actively traded and no valuation adjustments are applied. Exchange-Traded Funds are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1 of the fair

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica JPMorgan Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 2. (continued)

value hierarchy. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are unobservable will be valued based upon the NAVs of such investments and are categorized in Level 3 of the fair value hierarchy.

Equity securities (common and preferred stocks): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2 or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the net asset value of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

Corporate bonds: The fair value of corporate bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Asset backed securities: The fair value of asset backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Short-term notes: Short-term notes are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values would be generally categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Government securities: Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Government securities generally are categorized in Level 2 of the fair value hierarchy, or in Level 3 if inputs are unobservable.

U.S. government agency securities: U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government securities. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Derivative instruments: Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in level 1 of the fair value hierarchy. Over the counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models.

Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. A substantial majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized in level 2 of the fair value hierarchy or in Level 3 if inputs are unobservable.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica JPMorgan Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 2. (continued)

The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2013, is disclosed in the Valuation Summary of the Schedule of Investments.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.

TAM, the Portfolio’s investment adviser, is directly owned by Western Reserve Life Assurance Co. of Ohio and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. AUSA is wholly owned by Aegon USA, LLC (“Aegon USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Aegon USA is owned by Aegon US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

TFS is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS, and TCI. No interested trustee receives compensation from the Portfolio.

Investment advisory fees: The Portfolio pays management fees to TAM based on average daily net assets (“ANA”) at the following rates and breakpoints:

First $500 million	0.700%
Over $500 million up to $750 million	0.675%
Over $750 million	0.650%

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

Expense limit	Maximum Operating Expense Limit Effective Through
1.00%	May 1, 2014

TAM is entitled to reimbursement by the Portfolio of fees waived and/or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit.

During the period ended June 30, 2013, there were no amounts reimbursed/waived or recaptured by TAM. There were no amounts available for recapture by TAM as of June 30, 2013.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment by the Portfolio of the distribution expenses incurred with respect to the Initial Class shares before May 1, 2014. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica JPMorgan Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 3. (continued)

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. The Portfolio pays TFS an annual fee of 0.025% of ANA. The Legal fees in the Statement of Operations are for fees paid to external legal counsel.

Transfer agent services: TFS provides transfer agency services under the Administrative Agreement and is compensated for such services under that agreement. For the period ended June 30, 2013 amounts paid to TFS by the Portfolio are included in Transfer Agent in the Statement of Operations and amounts payable to TFS as of June 30, 2013 are included in Transfer agent fees in the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), as elected by the Trustee.

NOTE 4. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2013 were as follows:

Purchases of securities:
Long-term	$195,547,559
U.S. Government	66,550,048
Proceeds from maturities and sales of securities:
Long-term	96,813,845
U.S. Government	34,669,631

NOTE 5. DERIVATIVE FINANCIAL INSTRUMENTS

The Portfolio is subject to various risks in the normal course of pursuing its investment objective. The volume of futures contracts held during the period averaged 14 contracts, beginning and ending the period with an overall decrease from 15 to 13 contracts. The tables below highlight the types of risks associated with the Portfolio and how the aforementioned derivative instruments are used to mitigate such risks:

Fair Values of Derivative Instruments in the Statement of Assets and Liabilities as of June 30, 2013:

Derivatives not accounted for as hedging instruments

Location	Interest rate contracts	Equity contracts	Total
Asset Derivatives
Unrealized appreciation on futures contracts (A)	$270,947	$324,272	$595,219
Liability Derivatives
Unrealized depreciation on futures contracts (A)	$(123,146)	$(279,044)	$(402,190)
(A)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Effect of Derivative Instruments in the Statement of Operations for the period ended June 30, 2013:

Derivatives not accounted for as hedging instruments

Location	Interest rate contracts	Equity contracts	Total
Net Realized Gain (Loss) on derivatives recognized in income
Net realized gain (loss) on futures contracts	$389,664	$3,316,120	$3,705,784
Net Change in Unrealized Appreciation (Depreciation) on derivatives recognized in income
Net change in unrealized appreciation (depreciation) on futures contracts	173,219	(541,664)	(368,445)
Total	$562,883	$2,774,456	$3,337,339

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica JPMorgan Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 6. FEDERAL INCOME TAX MATTERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Portfolio’s tax provisions taken or expected to be taken for all open tax years 2009 - 2012, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other in the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

NOTE 7. SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica JPMorgan Tactical Allocation VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board”) held on June 12-13, 2013, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica JPMorgan Tactical Allocation VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”). The Board also reviewed and considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Investment Advisory Agreement, the “Agreements”) for the Portfolio between TAM and J.P. Morgan Investment Management Inc. (the “Sub-Adviser”).

Following their review and consideration, the Trustees determined that the terms of the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable and that the renewal of each of the Agreements is in the best interests of the Portfolio and its shareholders. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Agreements through June 30, 2014. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the Agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and/or their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM and the Sub-Adviser; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment advisory and other services provided by TAM for the portion of the management fee it retains after payment of the sub-advisory fee. The Board noted that the investment advisory services include the design and development of the Portfolio and its investment strategy, TAM’s selection, ongoing oversight and monitoring of the Sub-Adviser, TAM’s daily supervision of the Portfolio’s investments and recommendations to change the Portfolio’s investment strategy or sub-adviser where it believes appropriate or advisable. The Board also noted that TAM provides services to all Transamerica mutual funds, including the Portfolio, in the form of oversight of the services provided by the funds’ administrator, custodian and transfer agent and supervision of the performance of recordkeeping, shareholder relations, regulatory reporting and compliance functions of the funds.

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2012.

The Board noted that the performance of the Initial Class of the Portfolio was in line with the median for its peer universe for the past 1- and 5-year periods and below the median for the past 3- and 10-year periods. The Board also noted that the performance of the Initial Class of the Portfolio was above its composite benchmark for the past 1-year period and below its composite benchmark for the past 3-, 5- and 10-year periods. The Board noted that the Portfolio’s performance for longer periods was attributable to the Portfolio’s previous sub-adviser.

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be procured by TAM and provided by the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and that is competitive with other investment companies.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica JPMorgan Tactical Allocation VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of other investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by Strategic Insight, an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was in line with the median for its peer group and below the median for its peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Initial Class of the Portfolio were in line with the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser and is paid by TAM and not the Portfolio. As a result, the Board principally considered the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any further economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from these economies of scale. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser and whether the Portfolio has achieved economies of scale in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered any other benefits derived by TAM, its affiliates and the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio. The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and its shareholders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica JPMorgan Tactical Allocation VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement is in the best interests of the Portfolio and its shareholders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Legg Mason Dynamic Allocation - Balanced VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2013, and held for the entire period until June 30, 2013.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses(A)
Portfolio Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period(B)	Ending Account Value	Expenses Paid During Period(B)	Annualized Expense Ratio(C)
Transamerica Legg Mason Dynamic Allocation - Balanced VP
Service Class	$1,000.00	$1,030.40	$4.48	$1,020.11	$4.46	0.90%

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the portfolio's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (179 days), and divided by the number of days in the year (365 days).

(C)	Expense ratios do not include expenses of the underlying investment companies in which the portfolio invests.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2013

(the following chart summarizes the Schedule of Investments of the portfolio by asset type)

(unaudited)

Asset Type	% of Net Assets
Investment Companies	98.1%
Securities Lending Collateral	14.0
Repurchase Agreement	2.5
Purchased Options	0.8
Other Assets and Liabilities - Net	(15.4)
Total	100.0%

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Legg Mason Dynamic Allocation - Balanced VP

SCHEDULE OF INVESTMENTS

At June 30, 2013

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 98.1%
Capital Markets - 93.2%
iShares Barclays 20+ Year Treasury Bond Fund (A)	185,163	$ 20,449,402
iShares Core S&P 500 ETF (A)	421,260	67,810,222
iShares Core Total US Bond Market ETF	95,061	10,190,539
iShares MSCI EAFE Index Fund	174,707	10,024,688
SPDR S&P 500 ETF Trust (A)	74,727	11,957,067
Vanguard Total Bond Market ETF	882,053	71,340,447
Growth - Small Cap - 4.9%
Vanguard Small-Capital ETF (A)	106,457	9,976,085

Total Investment Companies (cost $200,563,164)		201,748,450

	Contracts	Value
PURCHASED OPTIONS - 0.8%
Put Options - 0.8%
S&P 500 Index Index Value $1,200.00 Expires 06/21/2014	2	4,860
S&P 500 Index Index Value $1,250.00 Expires 06/21/2014	3	9,015
S&P 500 Index Index Value $1,300.00 Expires 06/21/2014	89	320,400
S&P 500 Index Index Value $1,325.00 Expires 06/21/2014	11	45,518
S&P 500 Index Index Value $1,350.00 Expires 06/21/2014	132	616,440
S&P 500 Index Index Value $1,375.00 Expires 06/21/2014	23	112,240
S&P 500 Index Index Value $1,400.00 Expires 06/21/2014	64	364,800
S&P 500 Index Index Value $1,425.00 Expires 06/21/2014	16	100,480
S&P 500 Index Index Value $1,450.00 Expires 06/21/2014	5	34,000
S&P 500 Index Index Value $1,475.00 Expires 06/21/2014	3	22,860

Total Purchased Options (cost $1,856,521)		1,630,613

	Shares	Value
SECURITIES LENDING COLLATERAL - 14.0%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.18% (B)	28,725,315	$ 28,725,315

Total Securities Lending Collateral (cost $28,725,315)		28,725,315

	Principal	Value
REPURCHASE AGREEMENT - 2.5%
State Street Bank & Trust Co. 0.03% (B), dated 06/28/2013, to be repurchased at $5,154,770 on 07/01/2013. Collateralized by U.S. Government Agency Obligations, 4.00%, due 08/15/2039 - 09/25/2039, and with a total value of $5,260,894.	$ 5,154,757	5,154,757
Total Repurchase Agreement (cost $5,154,757)		5,154,757

Total Investment Securities (cost $236,299,757) (C)		237,259,135
Other Assets and Liabilities - Net		(31,604,217)

Net Assets		$ 205,654,918

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $28,137,896. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rate shown reflects the yield at June 30, 2013.
(C)	Aggregate cost for federal income tax purposes is $236,299,757. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $5,645,068 and $4,685,690, respectively. Net unrealized appreciation for tax purposes is $959,378.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Legg Mason Dynamic Allocation - Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

DEFINITIONS:

ETF	Exchange-Traded Fund
SPDR	Standard & Poor's Depositary Receipt

VALUATION SUMMARY: (D)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2013
ASSETS
Investment Securities
Investment Companies	$201,748,450	$—	$—	$201,748,450
Purchased Options	1,630,613	—	—	1,630,613
Securities Lending Collateral	28,725,315	—	—	28,725,315
Repurchase Agreement	—	5,154,757	—	5,154,757
Total Investment Securities	$232,104,378	$5,154,757	$—	$237,259,135

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2013
LIABILITIES
Other Liabilities (E)
Collateral for Securities on Loan	$—	$(28,725,315)	$—	$(28,725,315)
Total Other Liabilities	$—	$(28,725,315)	$—	$(28,725,315)

(D)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended June 30, 2013. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
(E)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Legg Mason Dynamic Allocation - Balanced VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2013

(unaudited)

Assets:
Investment securities, at value (cost: $231,145,000) (including securities loaned of $28,137,896)	$232,104,378
Repurchase agreement, at value (cost: $5,154,757)	5,154,757
Receivables:
Shares sold	1,381,856
Dividends	586,715
Securities lending income (net)	10,264
Prepaid expenses	616

Total assets	239,238,586

Liabilities:
Accounts payable and accrued liabilities:
Shares redeemed	3,035
Investment securities purchased	4,722,721
Administration fees	3,659
Management and advisory fees	84,892
Distribution and service fees	36,591
Transfer agent fees	23
Trustees fees	44
Other	7,388
Collateral for securities on loan	28,725,315

Total liabilities	33,583,668

Net assets	$205,654,918

Net assets consist of:
Capital stock ($0.01 par value)	$195,852
Additional paid-in capital	203,328,972
Undistributed (accumulated) net investment income (loss)	1,514,452
Undistributed (accumulated) net realized gain (loss) from investment securities	(343,736)
Net unrealized appreciation (depreciation) on investment securities	959,378

Net assets	$205,654,918

Shares outstanding	19,585,152
Net asset value and offering price per share	$10.50

STATEMENT OF OPERATIONS

For the period ended June 30, 2013

(unaudited)

Investment Income:
Dividend income	$1,552,646
Interest income	516
Securities lending income (net)	36,886

Total investment income	1,590,048

Expenses:
Management and advisory	376,282
Distribution and service fees	162,190
Transfer agent	514
Printing and shareholder reports	4,622
Custody	10,271
Administration	16,219
Legal	1,269
Audit and tax	6,235
Trustees	2,292
Other	965

Total expenses	580,859

Net investment income (loss)	1,009,189

Net realized gain (loss) on transactions from:
Investment securities	(593,653)

Total realized gain (loss)	(593,653)

Net change in unrealized appreciation (depreciation) on:
Investment securities	1,023,276

Net change in unrealized appreciation (depreciation)	1,023,276

Net realized and change in unrealized gain (loss)	429,623

Net increase (decrease) in net assets resulting from operations	$1,438,812

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Legg Mason Dynamic Allocation - Balanced VP

STATEMENT OF CHANGES IN NET ASSETS

For the periods ended:

	June 30, 2013 (unaudited)	December 31, 2012(A)
From operations:
Net investment income (loss)	$1,009,189	$500,181
Net realized gain (loss) from investment securities	(593,653)	249,917
Net change in unrealized appreciation (depreciation) on investments securities	1,023,276	(63,898)
Net increase (decrease) in net assets resulting from operations	1,438,812	686,200

Capital share transactions:
Proceeds from shares sold	131,978,146	75,451,183
Cost of shares redeemed	(1,571,103)	(2,328,320)
Net increase (decrease) in net assets resulting from capital shares transactions	130,407,043	73,122,863

Net increase (decrease) in net assets	131,845,855	73,809,063

Net assets:
Beginning of period	73,809,063	—
End of period	$205,654,918	$73,809,063
Undistributed (accumulated) net investment income (loss)	$1,514,452	$505,263

Share activity:
Shares issued	12,490,768	7,470,649
Shares redeemed	(148,118)	(228,147)
Net increase (decrease) in shares outstanding	12,342,650	7,242,502

(A)	Commenced operations May 1, 2012.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Legg Mason Dynamic Allocation - Balanced VP

FINANCIAL HIGHLIGHTS

For the periods ended:

For a share outstanding throughout each period	Service Class
	June 30, 2013 (unaudited)		December 31, 2012(A)
Net asset value
Beginning of period	$10.19		$10.00
Investment operations
Net investment income (loss)(B)(C)	0.08		0.17
Net realized and unrealized gain (loss)	0.23		0.02
Total investment operations	0.31		0.19
Net asset value
End of period	$10.50		$10.19
Total return(D)	3.04	%(E)	1.90	%(E)
Net assets end of period (000's)	$205,655		$73,809
Ratio and supplemental data
Expenses to average net assets(F)	0.90	%(G)	1.01	%(G)
Net investment income (loss) to average net assets(C)	1.56	%(G)	2.51	%(G)
Portfolio turnover rate(H)	1	%(E)	32	%(E)

(A)	Commenced operations May 1, 2012.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the portfolio invests.
(D)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(E)	Not annualized.
(F)	Does not include expenses of the underlying investment companies in which the portfolio invests.
(G)	Annualized.
(H)	Does not include the portfolio activity of the underlying investment companies in which the portfolio invests.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Legg Mason Dynamic Allocation - Balanced VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2013

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Legg Mason Dynamic Allocation - Balanced VP (the "Portfolio") is a series of TST.

The Portfolio currently offers one class of shares: Service Class.

Transamerica Asset Management, Inc. (“TAM”) provides continuous and regular investment advisory services to the Portfolio. TAM acts as a manager of managers, providing advisory services that include, without limitation, the design and development of each Portfolio and its investment strategy and the ongoing review and evaluation of that investment strategy including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for each Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending and implementing fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolios’ investments; regular review of sub-adviser performance and holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation of portfolio holdings; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolios’ Board of Trustees; oversight of preparation of prospectuses, shareholder reports and other disclosure materials and filings; and oversight of other service providers to the Portfolios, such as the custodian, the transfer agent, the administrator, the distributor, the Portfolios’ independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations for the Portfolios; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment advisory services. Where TAM employs sub-advisers, the sub-advisers carry out and effectuate the investment strategy designed for the Portfolios by TAM and are responsible, subject to TAM’s and the Board of Trustees oversight, for the day-to-day management of the Portfolios and for making decisions to buy, hold or sell a particular security.

Transamerica Fund Services, Inc. (“TFS”) provides supervisory and administrative services to each Portfolio. TFS’s supervisory and administrative services include performing certain administrative services for the Portfolios and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided for the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TFS has outsourced the provision of certain services as described below; to the extent agreed upon by TFS and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of net asset values; shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; recommending and implementing fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and its dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; preparation of agendas and supporting documents for and minutes of meetings of Trustees and committees of Trustees; and preparation of regular communications with the Trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TFS to perform supervisory and administrative services to the Portfolio. State Street performs back office services to support TFS, including furnishing financial and performance information about the Portfolios for inclusion in regulatory filings and Trustee and shareholder reports; preparing drafts of regulatory filings, Trustee materials, tax returns, expenses and budgeting; tax compliance testing; and maintaining books and records. TFS pays all expenses it incurs in connection with providing these services in the Amended and Restated Services Agreement with the exception of the costs of certain services specifically assumed by the Portfolios, as numerated within the Statement of Operations.

This report should be read in conjunction with the Portfolio's current prospectus, which contains additional information about the Portfolio, including investment objectives and strategies.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of securities exposes the Portfolio to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrowed.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Legg Mason Dynamic Allocation - Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 1. (continued)

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio ("Navigator"), a money market mutual fund registered under the 1940 Act. The Transamerica Asset Management family of mutual funds is a significant shareholder of the Navigator as of June 30, 2013. No individual portfolio has a significant holding in the Navigator.

By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees.

Such income is reflected separately in the Statement of Operations. Income from loaned securities in the Statement of Operations is net of fees and rebates earned by the lending agent for its services. The value of loaned securities and related collateral outstanding at June 30, 2013 are shown in the Schedule of Investments and the Statement of Assets and Liabilities

Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Portfolio's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

The open repurchase agreements and related collateral at June 30, 2013 are listed in the Schedule of Investments.

Option contracts: The Portfolio is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Portfolio enters into option contracts to manage exposure to various market fluctuations. The Portfolio purchases or writes put and call options on U.S. securities, indices, futures, swaps ("swaptions"), commodities, and currency transactions. Options are valued at the average of the bid and ask ("Mean Quote") established each day at the close of the board of trade or exchange on which they are traded. Options are marked-to-market daily to reflect the current value of the option. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts, the possibility of an illiquid market, and an inability of the counterparty to meet the contract terms.

Purchased Options: Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Portfolio pays premiums, which are included in the Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid from options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying U.S. security, index, futures, swaption, commodity, or currency transaction to determine the realized gain or loss.

The underlying face amounts of open option contracts at June 30, 2013 are listed in the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend date, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM internal valuation committee's (the "Valuation Committee") own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Legg Mason Dynamic Allocation - Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 2. (continued)

The Portfolio's Board of Trustees has delegated the valuation functions on a day-to-day basis to TAM, subject to board oversight. TAM has formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board of Trustees. These policies and procedures are reviewed at least annually by the Board of Trustees. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security's value, the Valuation Committee will choose the method that is believed to accurately reflect fair market value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee's determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Investment companies are valued at the net asset value ("NAV") of the underlying portfolio. These securities are actively traded and no valuation adjustments are applied. Exchange-Traded Funds are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the net asset value of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

Derivative instruments: Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over the counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. A substantial majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized in Level 2 of the fair value hierarchy or in Level 3 if inputs are unobservable.

The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2013, is disclosed in the Valuation Summary of the Schedule of Investments.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company,

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Legg Mason Dynamic Allocation - Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 3. (continued)

Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.

TAM, the Portfolio's investment adviser, is directly owned by Western Reserve Life Assurance Co. of Ohio and AUSA Holding Company (“AUSA”), both of which are indirect, wholly-owned subsidiaries of Aegon NV. AUSA is wholly-owned by Aegon USA, LLC (“Aegon USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Aegon USA is owned by Aegon US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

TFS is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS, and TCI. No interested trustee receives compensation from the Portfolio.

Investment advisory fees: The Portfolio pays management fees to TAM based on average daily net assets (“ANA”) at the following breakpoints:

First $350 million	0.580%
Over $350 million up to $750 million	0.560%
Over $750 million up to $1.5 billion	0.530%
Over $1.5 billion	0.510%

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio's business, exceed the following stated annual limit:

Expense limit	Maximum Operating Expense Limit Effective Through
0.77%	May 1, 2014

TAM is entitled to reimbursement by the Portfolio of fees waived and/or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit.

During the period ended June 30, 2013, there were no amounts reimbursed/waived or recaptured by TAM. There were no amounts available for recapture by TAM as of June 30, 2013.

Distribution and service fees: TST has a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Portfolio's distributor.

Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares, amounts equal to actual expenses associated with distributing the shares.

The Portfolio is authorized under the Distribution Plan to pay fees up to a limit of 0.25% for Service Class.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. The Portfolio pays TFS an annual fee of 0.025% of ANA. The Legal fees in the Statement of Operations are for fees paid to external legal counsel.

Transfer agent services: TFS provides transfer agency services under the Administrative Agreement and is compensated for such services under that agreement. For the period ended June 30, 2013 amounts paid to TFS by the Portfolio are included in Transfer Agent in the Statement of Operations and amounts payable to TFS as of June 30, 2013 are included in Transfer agent fees in the Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Legg Mason Dynamic Allocation - Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 3. (continued)

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), as elected by the Trustee.

NOTE 4. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2013 were as follows:

Purchases of securities:
Long-term	$132,421,569
U.S. Government	—

Proceeds from maturities and sales of securities:
Long-term	1,182,881
U.S. Government	—

NOTE 5. DERIVATIVE FINANCIAL INSTRUMENTS

The Portfolio is subject to various risks in the normal course of pursuing its investment objective. The volume of purchased options contracts held throughout the period averaged ten contracts, with overall increases from nine contracts to ten contracts. The tables below highlight the types of risks associated with the Portfolio and how the aforementioned derivative instruments are used to mitigate such risks:

Fair Values of Derivative Instruments in the Statement of Assets and Liabilities as of June 30, 2013:

Derivatives not accounted for as hedging instruments

Location	Equity contracts
Asset Derivatives
Purchased options, at value (A)	$1,630,613

(A)	Included within Investment securities, at value.

Effect of Derivative Instruments in the Statement of Operations for the period ended June 30, 2013:

Derivatives not accounted for as hedging instruments

Location	Equity contracts
Net Realized Gain (Loss) on derivatives recognized in income
Net realized gain (loss) on purchased options (B)	$(591,320)
Net change in Unrealized Appreciation (Depreciation) on derivatives recognized in income
Net change in unrealized appreciation (depreciation) on purchased options (C)	(22,133)
Total	$(613,453)

(B)	Included within Net realized gain (loss) on transactions from Investment securities.
(C)	Included within Net change in unrealized appreciation (depreciation) on Investment securities.

NOTE 6. FEDERAL INCOME TAX MATTERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Portfolio's tax provisions taken or expected to be

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Legg Mason Dynamic Allocation - Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 6. (continued)

taken for the open tax year 2012, and has concluded that no provision for income tax is required in the Portfolio's financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other in the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

NOTE 7. SUBSEQUENT EVENT

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Portfolio's financial statements.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Legg Mason Dynamic Allocation - Balanced VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board”) held on June 12-13, 2013, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Legg Mason Dynamic Allocation - Balanced VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”). The Board also reviewed and considered the renewal of the investment sub-advisory agreements (each a “Sub-Advisory Agreement,” collectively the “Sub-Advisory Agreements” and, together with the Investment Advisory Agreement, the “Agreements”) for the Portfolio between TAM and each of the following sub-advisers: Legg Mason Global Asset Allocation, LLC and Western Asset Management Company (each a “Sub-Adviser” and collectively the “Sub-Advisers”).

Following their review and consideration, the Trustees determined that the terms of the Investment Advisory Agreement and each Sub-Advisory Agreement are reasonable and that the renewal of each of the Agreements is in the best interests of the Portfolio and its shareholders. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Agreements through June 30, 2014. In reaching their decision, the Trustees requested and received from TAM and each Sub-Adviser such information as they deemed reasonably necessary to evaluate the Agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by each Sub-Adviser. The Trustees also considered information they had previously received from TAM and each Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM or the Sub-Advisers present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and/or their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and each Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM and each Sub-Adviser; TAM’s management oversight process; and the professional qualifications of the portfolio management team of each Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for one of the Sub-Advisers and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment advisory and other services provided by TAM for the portion of the management fee it retains after payment of the sub-advisory fees. The Board noted that the investment advisory services include the design and development of the Portfolio and its investment strategy, TAM’s selection, ongoing oversight and monitoring of the Sub-Advisers, TAM’s daily supervision of the Portfolio’s investments and recommendations to change the Portfolio’s investment strategy or sub-adviser(s) where it believes appropriate or advisable. The Board also noted that TAM provides services to all Transamerica mutual funds, including the Portfolio, in the form of oversight of the services provided by the funds’ administrator, custodian and transfer agent and supervision of the performance of recordkeeping, shareholder relations, regulatory reporting and compliance functions of the funds.

Based on these considerations, the Board determined that TAM and each Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

It was noted that in order for the Portfolio to be entitled to invest in excess of certain amounts in the exchange-traded funds (“ETFs”) in which it invests, the Board was required to consider whether the fees charged by TAM and the Sub-Advisers are for services that are in addition to, rather than duplicative of, the services provided under the advisory contracts of the underlying ETFs. It was noted that TAM renders “manager of managers” services to the Portfolio by, among other things, closely monitoring the Sub-Advisers’ performance and by adding additional sub-advisers or altering the composition of sub-advisers as necessary to adapt to market conditions or the Portfolio’s performance. It also was noted that an asset allocation model is utilized to select a basket of investments for the Portfolio in an attempt to match or exceed the return of an unmanaged benchmark. On these bases, the Board determined that the fees charged by TAM and the Sub-Advisers are based on services that are in addition to, rather than duplicative of, the services provided by the advisers to the underlying ETFs in which the Portfolio invests.

Investment Performance

The Board considered the performance of the Portfolio since its recent inception in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmarks, in each case for the period ended December 31, 2012.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Legg Mason Dynamic Allocation - Balanced VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

The Board noted that the performance of the Service Class of the Portfolio was below the median for its peer universe since inception. The Board also noted that the performance of the Service Class of the Portfolio was below its composite benchmark since inception. The Trustees discussed the reasons for the underperformance with TAM and agreed to continue to monitor the performance of the Portfolio.

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be procured by TAM and provided by the Sub-Advisers, the Board concluded that TAM and each Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and that is competitive with other investment companies.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of other investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Advisers for sub-advisory services, the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fees and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by TAM.

The Trustees noted that the Portfolio’s contractual management fee was in line with the median for its peer group and above the median for its peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Service Class of the Portfolio were above the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Advisers under the Investment Advisory Agreement and Sub-Advisory Agreements are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability.

With respect to the Sub-Advisers, the Board noted that the sub-advisory fees are the product of arm’s-length negotiation between TAM and the applicable Sub-Adviser and are paid by TAM and not the Portfolio. As a result, the Board principally considered the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any further economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from these economies of scale. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and fees paid to the Sub-Advisers and whether the Portfolio has achieved economies of scale in the future.

Benefits to TAM, its Affiliates and the Sub-Advisers from their Relationships with the Portfolio

The Board considered any other benefits derived by TAM, its affiliates, and the Sub-Advisers from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Advisers is generally appropriate and in the best interests of the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Legg Mason Dynamic Allocation - Balanced VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Advisers. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement and each Sub-Advisory Agreement is in the best interests of the Portfolio and its shareholders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Legg Mason Dynamic Allocation - Growth VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2013, and held for the entire period until June 30, 2013.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses(A)
Portfolio Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period(B)	Ending Account Value	Expenses Paid During Period(B)	Annualized Expense Ratio (C)
Transamerica Legg Mason Dynamic Allocation - Growth VP
Service Class	$1,000.00	$1,059.20	$5.25	$1,019.42	$5.15	1.04%

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the portfolio’s annualized expense ratios (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (179 days), and divided by the number of days in the year (365 days).

(C)	Expense ratios do not include expenses of the underlying investment companies in which the portfolio invest.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2013

(the following chart summarizes the Schedule of Investments of the portfolio by asset type)

(unaudited)

Asset Type	% of Net Assets
Investment Companies	97.9%
Securities Lending Collateral	22.7
Repurchase Agreement	3.7
Purchased Options	1.1
Other Assets and Liabilities - Net	(25.4)
Total	100.0%

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Legg Mason Dynamic Allocation - Growth VP

SCHEDULE OF INVESTMENTS

At June 30, 2013

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 97.9%
Capital Markets - 91.1%
iShares Barclays 20+ Year Treasury Bond Fund (A)	40,126	$ 4,431,516
iShares Core S&P 500 ETF (A)	228,322	36,752,992
iShares Core Total US Bond Market ETF	34,347	3,681,998
iShares MSCI EAFE Index Fund	88,377	5,071,072
SPDR S&P 500 ETF Trust (A)	22,501	3,600,385
Vanguard Total Bond Market ETF	173,010	13,993,049
Growth - Small Cap - 6.8%
Vanguard Small-Capital ETF (A)	53,852	5,046,471

Total Investment Companies (cost $71,094,389)		72,577,483

	Contracts	Value
PURCHASED OPTIONS - 1.1%
Put Options - 1.1%
S&P 500 Index Index Value $ 1,250.00 Expires 06/21/2014	4	12,020
S&P 500 Index Index Value $ 1,300.00 Expires 06/21/2014	63	226,800
S&P 500 Index Index Value $ 1,325.00 Expires 06/21/2014	2	8,276
S&P 500 Index Index Value $ 1,350.00 Expires 06/21/2014	53	247,510
S&P 500 Index Index Value $ 1,375.00 Expires 06/21/2014	15	73,200
S&P 500 Index Index Value $ 1,400.00 Expires 06/21/2014	30	171,000
S&P 500 Index Index Value $ 1,450.00 Expires 06/21/2014	5	34,000
S&P 500 Index Index Value $ 1,475.00 Expires 06/21/2014	5	38,100

Total Purchased Options (cost $922,775)		810,906

	Shares	Value
SECURITIES LENDING COLLATERAL - 22.7%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.18% (B)	16,849,164	$ 16,849,164

Total Securities Lending Collateral (cost $16,849,164)		16,849,164

	Principal	Value
REPURCHASE AGREEMENT - 3.7%

State Street Bank & Trust Co.
0.03% (B), dated 06/28/2013, to be repurchased at $2,738,948 on 07/01/2013. Collateralized by U.S. Government Agency Obligations, 2.50% - 4.00%, due 04/01/2028 - 05/15/2039, and with a total value of $2,798,018.

	$ 2,738,941	$ 2,738,941

Total Repurchase Agreement (cost $2,738,941)		2,738,941

Total Investment Securities (cost $91,605,269) (C)		92,976,494
Other Assets and Liabilities - Net		(18,842,253)

Net Assets		$74,134,241

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $16,503,987. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Floating or variable rate note. Rate is listed as of June 30, 2013.
(C)	Aggregate cost for federal income tax purposes is $91,605,269. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $2,437,754 and $1,066,529, respectively. Net unrealized appreciation for tax purposes is $1,371,225.

DEFINITIONS:

ETF	Exchange-Traded Fund
SPDR	Standard & Poor's Depositary Receipt

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Legg Mason Dynamic Allocation - Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

VALUATION SUMMARY: (D)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2013
ASSETS
Investment Securities
Investment Companies	$72,577,483	$—	$—	$72,577,483
Purchased Options	810,906	—	—	810,906
Securities Lending Collateral	16,849,164	—	—	16,849,164
Repurchase Agreement	—	2,738,941	—	2,738,941
Total Investment Securities	$90,237,553	$2,738,941	$—	$92,976,494

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2013
LIABILITIES
Other Liabilities (E)
Collateral for Securities on Loan	$—	$(16,849,164)	$—	$(16,849,164)
Total Other Liabilities	$—	$(16,849,164)	$—	$(16,849,164)

(D)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended June 30, 2013. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
(E)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Legg Mason Dynamic Allocation - Growth VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2013

(unaudited)

Assets:
Investment securities, at value (cost: $88,866,328) (including securities loaned of $16,503,987)	$90,237,553
Repurchase agreement, at value (cost: $2,738,941)	2,738,941
Receivables:
Shares sold	383,199
Dividends	293,636
Securities lending income (net)	1,867
Prepaid expenses	199

Total assets	93,655,395

Liabilities:
Accounts payable and accrued liabilities:
Shares redeemed	31,401
Investment securities purchased	2,569,718
Administration fees	1,288
Management and advisory fees	48,094
Distribution and service fees	12,878
Transfer agent fees	8
Trustees fees	15
Other	8,588
Collateral for securities on loan	16,849,164

Total liabilities	19,521,154

Net assets	$74,134,241

Net assets consist of:
Capital stock ($0.01 par value)	$69,016
Additional paid-in capital	72,307,869
Undistributed (accumulated) net investment income (loss)	488,769
Undistributed net realized gain (loss) from investment securities	(102,638)
Net unrealized appreciation (depreciation) on investments securities	1,371,225

Net assets	$74,134,241

Shares outstanding	6,901,602
Net asset value and offering price per share	$10.74

STATEMENT OF OPERATIONS

For the period ended June 30, 2013

(unaudited)

Investment Income:
Dividend income	$546,466
Interest income	181
Securities lending income (net)	6,011

Total investment income	552,658

Expenses:
Management and advisory	131,034
Distribution and service	54,598
Transfer agent	172
Printing and shareholder reports	1,616
Custody	7,731
Administration	5,460
Legal	397
Audit and tax	6,949
Trustees	672
Other	322

Total expenses	208,951

Expenses (waived/reimbursed) recaptured	17,186

Net expenses	226,137

Net investment income (loss)	326,521

Net realized gain (loss) on transactions from:
Investment securities	(185,146)

Total realized gain (loss)	(185,146)

Net change in unrealized appreciation (depreciation) on:
Investments securities	1,308,599

Net realized and change in unrealized gain (loss)	1,123,453

Net increase (decrease) in net assets resulting from operations	$1,449,974

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Legg Mason Dynamic Allocation - Growth VP

STATEMENT OF CHANGES IN NET ASSETS

For the periods ended:

	June 30, 2013 (unaudited)	December 31, 2012(A)
From operations:
Net investment income (loss)	$326,521	$159,923
Net realized gain (loss) from investment securities	(185,146)	82,508
Net change in unrealized appreciation (depreciation) on investment securities	1,308,599	62,626
Net increase (decrease) in net assets resulting from operations	1,449,974	305,057

Capital share transactions:
Proceeds from shares sold	52,075,419	25,048,081
Cost of shares redeemed	(2,389,766)	(2,354,524)
Net increase (decrease) in net assets resulting from capital shares transactions	49,685,653	22,693,557

Net increase (decrease) in net assets	51,135,627	22,998,614

Net assets:
Beginning of period	22,998,614	–
End of period	$74,134,241	$22,998,614
Undistributed (accumulated) net investment income (loss)	$488,769	$162,248

Share activity:
Shares issued	4,859,355	2,500,293
Shares redeemed	(225,032)	(233,014)

Net increase (decrease) in shares outstanding	4,634,323	2,267,279

(A)	Commenced operations May 1, 2012.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Legg Mason Dynamic Allocation - Growth VP

FINANCIAL HIGHLIGHTS

For the periods ended:

For a share outstanding throughout each period
	Service Class
	June 30, 2013 (unaudited)		December 31, 2012(A)
Net asset value
Beginning of period	$10.14		$10.00
Investment operations
Net investment income (loss)(B)(C)	0.08		0.16
Net realized and unrealized gain (loss)	0.52		(0.02)
Total investment operations	0.60		0.14
Net asset value
End of period	$10.74		$10.14
Total return(D)	5.92	%(E)	1.40	%(E)
Net assets end of period (000's)	$74,134		$22,999
Ratio and supplemental data
Expenses to average net assets(G)
After (waiver/reimbursement) recapture	1.04	%(F)	1.04	%(F)
Before (waiver/reimbursement) recapture	0.96	%(F)	1.31	%(F)
Net investment income (loss) to average net assets(C)	1.50	%(F)	2.46	%(F)
Portfolio turnover rate(H)	3	%(E)	54	%(E)

(A)	Commenced operations May 1, 2012.
(B)	Recognition of net investment income by the portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the portfolio invests.
(C)	Calculated based on average number of shares outstanding.
(D)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(E)	Not annualized.
(F)	Annualized.
(G)	Does not include expenses of the underlying investment companies in which the portfolio invest.
(H)	Does not include the portfolio activity of the underlying investment companies in which the portfolio invests.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Legg Mason Dynamic Allocation - Growth VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2013

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Legg Mason Dynamic Allocation - Growth VP (the "Portfolio") is a series of TST.

The Portfolio currently offers one class of shares: Service Class.

Transamerica Asset Management, Inc. (“TAM”) provides continuous and regular investment advisory services to the Portfolio. TAM acts as a manager of managers, providing advisory services that include, without limitation, the design and development of each Portfolio and its investment strategy and the ongoing review and evaluation of that investment strategy including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for each Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending and implementing fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolios’ investments; regular review of sub-adviser performance and holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation of portfolio holdings; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolios’ Board of Trustees; oversight of preparation of prospectuses, shareholder reports and other disclosure materials and filings; and oversight of other service providers to the Portfolios, such as the custodian, the transfer agent, the administrator, the distributor, the Portfolios’ independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations for the Portfolios; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment advisory services. Where TAM employs sub-advisers, the sub-advisers carry out and effectuate the investment strategy designed for the Portfolios by TAM and are responsible, subject to TAM’s and the Board of Trustees oversight, for the day-to-day management of the Portfolios and for making decisions to buy, hold or sell a particular security.

Transamerica Fund Services, Inc. (“TFS”) provides supervisory and administrative services to each Portfolio. TFS’s supervisory and administrative services include performing certain administrative services for the Portfolios and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided for the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TFS has outsourced the provision of certain services as described below; to the extent agreed upon by TFS and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of net asset values; shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; recommending and implementing fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and its dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; preparation of agendas and supporting documents for and minutes of meetings of Trustees and committees of Trustees; and preparation of regular communications with the Trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TFS to perform supervisory and administrative services to the Portfolio. State Street performs back office services to support TFS, including furnishing financial and performance information about the Portfolios for inclusion in regulatory filings and Trustee and shareholder reports; preparing drafts of regulatory filings, Trustee materials, tax returns, expenses and budgeting; tax compliance testing; and maintaining books and records. TFS pays all expenses it incurs in connection with providing these services in the Amended and Restated Services Agreement with the exception of the costs of certain services specifically assumed by the Portfolios, as numerated within the Statement of Operations.

This report should be read in conjunction with the Portfolio's current prospectus, which contains additional about the Portfolio, including investment objectives and strategies.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of securities exposes the Portfolio to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrowed.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Legg Mason Dynamic Allocation - Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 1. (continued)

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio (“Navigator”), a money market mutual fund registered under the 1940 Act. The Transamerica Asset Management family of mutual funds is a significant shareholder of the Navigator as of June 30, 2013. No individual portfolio has a significant holding in the Navigator.

By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees.

Such income is reflected separately in the Statement of Operations. Income from loaned securities in the Statement of Operations is net of fees and rebates earned by the lending agent for its services. The value of loaned securities and related collateral outstanding at June 30, 2013 are shown in the Schedule of Investments and the Statement of Assets and Liabilities.

Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Portfolio's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

The open repurchase agreements and related collateral at June 30, 2013 are listed in the Schedule of Investments.

Option contracts: The Portfolio is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Portfolio enters into option contracts to manage exposure to various market fluctuations. The Portfolio purchases or writes put and call options on U.S. securities, indices, futures, swaps ("swaptions"), commodities, and currency transactions. Options are valued at the average of the bid and ask ("Mean Quote") established each day at the close of the board of trade or exchange on which they are traded. Options are marked-to-market daily to reflect the current value of the option. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts, the possibility of an illiquid market, and an inability of the counterparty to meet the contract terms.

Purchased options: Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Portfolio pays premiums, which are included in the Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid from options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying U.S. security, index, futures, swaption, commodity, or currency transaction to determine the realized gain or loss.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend date, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM internal valuation committee's (the "Valuation Committee") own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Legg Mason Dynamic Allocation - Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 2. (continued)

The Portfolio's Board of Trustees has delegated the valuation functions on a day-to-day basis to TAM, subject to board oversight. TAM has formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board of Trustees. These policies and procedures are reviewed at least annually by the Board of Trustees. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security's value, the Valuation Committee will choose the method that is believed to accurately reflect fair market value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee's determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Investment companies are valued at the net asset value ("NAV") of the underlying portfolio. These securities are actively traded and no valuation adjustments are applied. Exchange-Traded Funds are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1 of the fair value hierarchy. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are unobservable will be valued based upon the NAVs of such investments and are categorized in Level 3 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the net asset value of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

Derivative instruments: Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over the counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. A substantial majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized in Level 2 of the fair value hierarchy or in Level 3 if inputs are unobservable.

The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2013, is disclosed in the Valuation Summary of the Schedule of Investments.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Legg Mason Dynamic Allocation - Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.

TAM, the Portfolio's investment adviser, is directly owned by Western Reserve Life Assurance Co. of Ohio and AUSA Holding Company (“AUSA”), both of which are indirect, wholly-owned subsidiaries of Aegon NV. AUSA is wholly-owned by Aegon USA, LLC (“Aegon USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Aegon USA is owned by Aegon US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

TFS is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS, and TCI. No interested trustee receives compensation from the Portfolio.

Investment advisory fees: The Portfolio pays management fees to TAM based on average daily net assets (“ANA”) at the following breakpoints:

First $250 million	0.600%
Over $250 million up to $750 million	0.570%
Over $750 million up to $1 billion	0.540%
Over $1 billion up to $1.5 billion	0.530%
Over $1.5 billion	0.520%

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio's business, exceed the following stated annual limit:

Expense limit	Maximum Operating Expense Limit Effective Through
0.79%	May 1, 2014

TAM is entitled to reimbursement by the Portfolio of fees waived and/or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit.

During the period ended June 30, 2013, the amount recaptured by TAM was $17,186.

The following amount was available for recapture by TAM as of June 30, 2013:

Amount Available	Year Reimbursed	Available Through
$ 358	2012	12/31/2014

Distribution and service fees: TST has a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Portfolio's distributor.

Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares, amounts equal to actual expenses associated with distributing the shares.

The Portfolio is authorized under the Distribution Plan to pay fees up to a limit of 0.25% for Service Class.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. The Portfolio pays TFS an annual fee of 0.025% of ANA. The Legal fees in the Statement of Operations are for fees paid to external legal counsel.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Legg Mason Dynamic Allocation - Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 3. (continued)

Transfer agent services: TFS provides transfer agency services under the Administrative Agreement and is compensated for such services under that agreement. For the period ended June 30, 2013 amounts paid to TFS by the Portfolio are included in Transfer Agent in the Statement of Operations and amounts payable to TFS as of June 30, 2013 are included in Transfer agent fees in the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), as elected by the Trustee.

NOTE 4. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2013 were as follows:

Purchases of securities:
Long-term	$50,680,714
U.S. Government	—

Proceeds from maturities and sales of securities:
Long-term	1,221,342
U.S. Government	—

NOTE 5. DERIVATIVE FINANCIAL INSTRUMENTS

The Portfolio is subject to various risks in the normal course of pursuing its investment objective. The volume of purchased options/swaptions contracts held throughout the period averaged eight contracts, with overall decrease from nine contract to eight contracts. The tables below highlight the types of risks associated with the Portfolio and how the aforementioned derivative instruments are used to mitigate such risks:

Fair Values of Derivative Instruments in the Statement of Assets and Liabilities as of June 30, 2013:

Derivatives not accounted for as hedging instruments

Location	Equity contracts
Asset Derivatives
Purchased options, at value (A)	$810,906
(A)	Included within Investment securities, at value.

Effect of Derivative Instruments in the Statement of Operations for the period ended June 30, 2013:

Derivatives not accounted for as hedging instruments

Location	Equity contracts
Net Realized Gain (Loss) on derivatives recognized in income
Net realized gain (loss) on purchased options (B)	$(248,082)
Net change in Unrealized Appreciation (Depreciation) on derivatives recognized in income
Net change in unrealized appreciation (depreciation) on purchased options (C)	(27,696)
Total	$(275,778)
(B)	Included within Net realized gain (loss) on transactions from Investment securities.
(C)	Included within Net change in unrealized appreciation (depreciation) on Investment securities.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Legg Mason Dynamic Allocation - Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 6. FEDERAL INCOME TAX MATTERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Portfolio's tax provisions taken or expected to be taken for the open tax year 2012, and has concluded that no provision for income tax is required in the Portfolio's financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other in the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

NOTE 7. SUBSEQUENT EVENT

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Portfolio's financial statements.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Legg Mason Dynamic Allocation - Growth VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board”) held on June 12-13, 2013, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Legg Mason Dynamic Allocation - Growth VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”). The Board also reviewed and considered the renewal of the investment sub-advisory agreements (each a “Sub-Advisory Agreement,” collectively the “Sub-Advisory Agreements” and, together with the Investment Advisory Agreement, the “Agreements”) for the Portfolio between TAM and each of the following sub-advisers: Legg Mason Global Asset Allocation, LLC and Western Asset Management Company (each a “Sub-Adviser” and collectively the “Sub-Advisers”).

Following their review and consideration, the Trustees determined that the terms of the Investment Advisory Agreement and each Sub-Advisory Agreement are reasonable and that the renewal of each of the Agreements is in the best interests of the Portfolio and its shareholders. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Agreements through June 30, 2014. In reaching their decision, the Trustees requested and received from TAM and each Sub-Adviser such information as they deemed reasonably necessary to evaluate the Agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by each Sub-Adviser. The Trustees also considered information they had previously received from TAM and each Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM or the Sub-Advisers present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and/or their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and each Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM and each Sub-Adviser; TAM’s management oversight process; and the professional qualifications of the portfolio management team of each Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for one of the Sub-Advisers and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment advisory and other services provided by TAM for the portion of the management fee it retains after payment of the sub-advisory fees. The Board noted that the investment advisory services include the design and development of the Portfolio and its investment strategy, TAM’s selection, ongoing oversight and monitoring of the Sub-Advisers, TAM’s daily supervision of the Portfolio’s investments and recommendations to change the Portfolio’s investment strategy or sub-adviser(s) where it believes appropriate or advisable. The Board also noted that TAM provides services to all Transamerica mutual funds, including the Portfolio, in the form of oversight of the services provided by the funds’ administrator, custodian and transfer agent and supervision of the performance of recordkeeping, shareholder relations, regulatory reporting and compliance functions of the funds.

Based on these considerations, the Board determined that TAM and each Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

It was noted that in order for the Portfolio to be entitled to invest in excess of certain amounts in the exchange-traded funds (“ETFs”) in which it invests, the Board was required to consider whether the fees charged by TAM and the Sub-Advisers are for services that are in addition to, rather than duplicative of, the services provided under the advisory contracts of the underlying ETFs. It was noted that TAM renders “manager of managers” services to the Portfolio by, among other things, closely monitoring the Sub-Advisers’ performance and by adding additional sub-advisers or altering the composition of sub-advisers as necessary to adapt to market conditions or the Portfolio’s performance. It also was noted that an asset allocation model is utilized to select a basket of investments for the Portfolio in an attempt to match or exceed the return of an unmanaged benchmark. On these bases, the Board determined that the fees charged by TAM and the Sub-Advisers are based on services that are in addition to, rather than duplicative of, the services provided by the advisers to the underlying ETFs in which the Portfolio invests.

Investment Performance

The Board considered the performance of the Portfolio since its recent inception in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmarks, in each case for the period ended December 31, 2012.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Legg Mason Dynamic Allocation - Growth VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

The Board noted that the performance of the Service Class of the Portfolio was below the median for its peer universe since inception. The Board also noted that the performance of the Service Class of the Portfolio was below its composite benchmark since inception. The Trustees discussed the reasons for the underperformance with TAM and agreed to continue to monitor the performance of the Portfolio. The Board noted that the Portfolio has had a limited performance history since inception.

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be procured by TAM and provided by the Sub-Advisers, the Board concluded that TAM and each Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and that is competitive with other investment companies.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of other investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Advisers for sub-advisory services, the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fees and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by TAM.

The Trustees noted that the Portfolio’s contractual management fee was in line with the median for its peer group and above the median for its peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Service Class of the Portfolio were above the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Advisers under the Investment Advisory Agreement and Sub-Advisory Agreements are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability.

With respect to the Sub-Advisers, the Board noted that the sub-advisory fees are the product of arm’s-length negotiation between TAM and the applicable Sub-Adviser and are paid by TAM and not the Portfolio. As a result, the Board principally considered the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any further economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from these economies of scale. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and fees paid to the Sub-Advisers and whether the Portfolio has achieved economies of scale in the future.

Benefits to TAM, its Affiliates and the Sub-Advisers from their Relationships with the Portfolio

The Board considered any other benefits derived by TAM, its affiliates, and the Sub-Advisers from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Advisers is generally appropriate and in the best interests of the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Legg Mason Dynamic Allocation - Growth VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Advisers. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement and each Sub-Advisory Agreement is in the best interests of the Portfolio and its shareholders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Madison Balanced Allocation VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2013, and held for the entire period until June 30, 2013.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses(A)
Portfolio Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period(B)	Ending Account Value	Expenses Paid During Period(B)	Annualized Expense Ratio(C)
Transamerica Madison Balanced Allocation VP
Service Class	$1,000.00	$1,045.90	$3.01	$1,021.58	$2.97	0.60%

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (179 days), and divided by the number of days in the year (365 days).

(C)	Expense ratios do not include expenses of the investment companies in which the portfolio invests.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2013

(the following chart summarizes the Schedule of Investments of the portfolio by asset type)

(unaudited)

Asset Type	% of Net Assets
Capital Markets	68.1%
U.S. Equity	15.1
Tactical and Specialty	8.0
Fixed Income	5.8
Global/International Equity	1.8
Repurchase Agreement	1.2
Inflation-Protected Securities	0.8
Other Assets and Liabilities - Net	(0.8)
Total	100.0%

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Madison Balanced Allocation VP

SCHEDULE OF INVESTMENTS

At June 30, 2013

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 99.6%
Capital Markets - 68.1%
Madison Core Bond Fund (A)	687,110	$ 7,001,653
Madison Disciplined Equity Fund (A)	331,768	4,976,520
Madison Equity Income Fund (A)	86,381	832,712
Madison High Quality Bond Fund (A)	598,313	6,581,440
Madison International Stock Fund (A)	179,309	2,081,780
Madison Large Capital Growth Fund (A)	95,817	1,825,323
Madison Large Capital Value Fund (A)	317,638	4,974,216
Fixed Income - 5.8%
Transamerica PIMCO Total Return VP (B)	206,574	2,416,913
Global/International Equity - 1.8%
Transamerica International Value Opportunities (C)	82,995	750,271
Inflation-Protected Securities - 0.8%
Transamerica PIMCO Real Return TIPS VP (B)	32,655	333,410
Tactical and Specialty - 8.0%
Transamerica Bond (C)	321,821	3,334,066
U.S. Equity - 15.1%
Transamerica JPMorgan Enhanced Index VP (B)	287,338	4,396,269
Transamerica Systematic Small/Mid Cap Value VP (B)	93,587	1,868,923

Total Investment Companies (cost $41,387,140)		41,373,496

Principal	Value
REPURCHASE AGREEMENT - 1.2%

State Street Bank & Trust Co.
0.03% (D), dated 06/28/2013, to be repurchased at $513,312 on 07/01/2013. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 11/25/2038, and with a value of $525,083.

$ 513,311	$ 513,311

Total Repurchase Agreement (cost $513,311)	513,311

Total Investment Securities (cost $41,900,451) (E)	41,886,807
Other Assets and Liabilities - Net	(328,781)

Net Assets	$ 41,558,026

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	The investment issuer is affiliated with the sub-adviser of the portfolio.
(B)	The portfolio invests its assets in the Initial Class shares of the affiliated portfolio of Transamerica Series Trust.
(C)	The portfolio invests its assets in the Class I2 shares of the affiliated series of Transamerica Funds.
(D)	Rate shown reflects the yield at June 30, 2013.
(E)	Aggregate cost for federal income tax purposes is $41,900,451. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $575,976 and $589,620, respectively. Net unrealized depreciation for tax purposes is $13,644.

VALUATION SUMMARY: (F)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2013
ASSETS
Investment Securities
Investment Companies	$41,373,496	$—	$—	$41,373,496
Repurchase Agreement	—	513,311	—	513,311
Total Investment Securities	$41,373,496	$513,311	$—	$41,886,807

(F)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended June 30, 2013. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Madison Balanced Allocation VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2013

(unaudited)

Assets:
Investments in affiliated investment companies, at value (cost: $13,178,050)	$13,099,852
Investments in non-affiliated investment companies, at value (cost: $28,209,090)	28,273,644
Repurchase agreement, at value (cost: $513,311)	513,311
Receivables:
Shares sold	11,213
Investment securities sold	16,767
Dividends	45,190
Prepaid expenses	170

Total assets	41,960,147

Liabilities:
Accounts payable and accrued liabilities:
Shares redeemed	760
Investment securities purchased	367,082
Administration fees	784
Management and advisory fees	14,753
Distribution and service fees	7,843
Transfer agent fees	5
Trustees fees	13
Audit and tax fees	8,104
Other	2,777

Total liabilities	402,121

Net assets	$41,558,026

Net assets consist of:
Capital stock ($0.01 par value)	$76,055
Additional paid-in capital	38,826,303
Undistributed (accumulated) net investment income (loss)	613,881
Undistributed (accumulated) net realized gain (loss) from investments in investment companies	2,055,431
Net unrealized appreciation (depreciation) on
investments in investment companies	(13,644)

Net assets	$41,558,026

Shares outstanding	3,802,759

Net asset value and offering price per share	$10.93

STATEMENT OF OPERATIONS

For the period ended June 30, 2013

(unaudited)

Investment income:
Dividend income from investment companies	$235,192
Interest income	37

Total investment income	235,229

Expenses:
Management and advisory	26,011
Distribution and service	43,352
Transfer agent	133
Printing and shareholder reports	2,588
Custody	8,406
Administration	4,335
Legal	652
Audit and tax	6,849
Trustees	647
Other	374

Total expenses	93,347

Expenses (waived/reimbursed) recaptured	10,047

Net expenses	103,394

Net investment income (loss)	131,835

Net realized gain (loss) on transactions from:
Investments in investment companies	1,453,480
Distributions from investments in investment companies	52,507

Total realized gain (loss)	1,505,987

Net change in unrealized appreciation (depreciation) on:
Investments in investment companies	(341,344)

Net change in unrealized appreciation (depreciation)	(341,344)

Net realized and change in unrealized gain (loss)	1,164,643

Net increase (decrease) in net assets resulting from operations	$1,296,478

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Madison Balanced Allocation VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2013 (unaudited)	December 31, 2012
From operations:
Net investment income (loss)	$131,835	$482,046
Net realized gain (loss) from investments and distributions from investments in investment companies	1,505,987	632,150
Net change in unrealized appreciation (depreciation) on investments in investment companies	(341,344)	361,784
Net increase (decrease) in net assets resulting from operations	1,296,478	1,475,980

Distributions to shareholders:
From net investment income	—	(117,305)
From net realized gains	—	(96,923)
Total distributions to shareholders	—	(214,228)

Capital share transactions:
Proceeds from shares sold	11,356,451	16,998,476
Dividends and distributions reinvested	—	214,228
Cost of shares redeemed	(182,662)	(361,520)
Net increase (decrease) in net assets resulting from capital shares transactions	11,173,789	16,851,184

Net increase (decrease) in net assets	12,470,267	18,112,936

Net assets:
Beginning of period/year	29,087,759	10,974,823
End of period/year	$41,558,026	$29,087,759
Undistributed net investment income	$613,881	$482,046

Share activity:
Shares issued	1,035,291	1,671,609
Shares issued-reinvested from dividends and distributions	—	21,003
Shares redeemed	(16,585)	(35,996)
Net increase (decrease) in shares outstanding	1,018,706	1,656,616

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Madison Balanced Allocation VP

FINANCIAL HIGHLIGHTS

For the period or years ended:

For a share outstanding throughout each period/year
	Service Class
	June 30, 2013 (unaudited)		December 31, 2012	December 31, 2011(A)
Net asset value
Beginning of period/year	$10.45		$9.73	$10.00
Investment operations
Net investment income (loss)(B)(C)	0.04		0.25	0.28
Net realized and unrealized gain (loss)	0.44		0.57	(0.55)
Total investment operations	0.48		0.82	(0.27)
Distributions
Net investment income	—		(0.05)	—
Net realized gains	—		(0.05)	—
Total distributions	—		(0.10)	—
Net asset value
End of period/year	$10.93		$10.45	$9.73
Total return(D)	4.59	%(E)	8.41%	(2.70	)%(E)
Net assets end of period/year (000’s)	$41,558		$29,088	$10,975
Ratio and supplemental data
Expenses to average net assets(F)
After (waiver/reimbursement) recapture	0.60	%(G)	0.60%	0.60	%(G)
Before (waiver/reimbursement) recapture	0.54	%(G)	0.62%	1.28	%(G)
Net investment income (loss) to average net assets(C)	0.76	%(G)	2.41%	4.37	%(G)
Portfolio turnover rate(H)	82	%(E)	56%	21	%(E)

(A)	Commenced operations on May 1, 2011.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the portfolio invests.
(D)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(E)	Not annualized.
(F)	Does not include expenses of the underlying investment companies in which the portfolio invests.
(G)	Annualized.
(H)	Does not include the portfolio activity of the underlying investment companies in which the portfolio invests.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Madison Balanced Allocation VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2013

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Madison Balanced Allocation VP (the “Portfolio”) is a series of TST.

The Portfolio currently offers one class of shares: Service Class.

Transamerica Asset Management, Inc. (“TAM”) provides continuous and regular investment advisory services to the Portfolio. TAM acts as a manager of managers, providing advisory services that include, without limitation, the design and development of each Portfolio and its investment strategy and the ongoing review and evaluation of that investment strategy including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for each Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending and implementing fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolios’ investments; regular review of sub-adviser performance and holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation of portfolio holdings; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolios’ Board of Trustees; oversight of preparation of prospectuses, shareholder reports and other disclosure materials and filings; and oversight of other service providers to the Portfolios, such as the custodian, the transfer agent, the administrator, the distributor, the Portfolios’ independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations for the Portfolios; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment advisory services. Where TAM employs sub-advisers, the sub-advisers carry out and effectuate the investment strategy designed for the Portfolios by TAM and are responsible, subject to TAM’s and the Board of Trustees oversight, for the day-to-day management of the Portfolios and for making decisions to buy, hold or sell a particular security.

Transamerica Fund Services, Inc. (“TFS”) provides supervisory and administrative services to each Portfolio. TFS’s supervisory and administrative services include performing certain administrative services for the Portfolios and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided for the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TFS has outsourced the provision of certain services as described below; to the extent agreed upon by TFS and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of net asset values; shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; recommending and implementing fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and its dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; preparation of agendas and supporting documents for and minutes of meetings of Trustees and committees of Trustees; and preparation of regular communications with the Trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TFS to perform supervisory and administrative services to the Portfolio. State Street performs back office services to support TFS, including furnishing financial and performance information about the Portfolios for inclusion in regulatory filings and Trustee and shareholder reports; preparing drafts of regulatory filings, Trustee materials, tax returns, expenses and budgeting; tax compliance testing; and maintaining books and records. TFS pays all expenses it incurs in connection with providing these services in the Amended and Restated Services Agreement with the exception of the costs of certain services specifically assumed by the Portfolios, as numerated within the Statement of Operations.

This report should be read in conjunction with the Portfolio’s current prospectus, which contains more complete information about the Portfolio, including investment objectives and strategies.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Madison Balanced Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 1. (continued)

collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

The open repurchase agreements and related collateral at June 30, 2013 are listed in the Schedule of Investments.

Cash overdraft: Throughout the period, the Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the federal funds rate. Payables, if any, are reflected as Due to Custodian in the Statement of Assets and Liabilities. Expenses from cash overdrafts are included in Other in the Statement of Operations.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend date, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The Portfolio’s Board of Trustees has delegated the valuation functions on a day-to-day basis to TAM, subject to board oversight. TAM has formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board of Trustees. These policies and procedures are reviewed at least annually by the Board of Trustees. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair market value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Madison Balanced Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 2. (continued)

characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Investment companies are valued at the net asset value (“NAV”) of the underlying portfolio. These securities are actively traded and no valuation adjustments are applied. Exchange-Traded Funds are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1 of the fair value hierarchy. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are unobservable will be valued based upon the NAVs of such investments and are categorized in Level 3 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2013, is disclosed in the Valuation Summary of the Schedule of Investments.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.

TAM, the Portfolio’s investment adviser, is directly owned by Western Reserve Life Assurance Co. of Ohio and AUSA Holding Company (“AUSA”), both of which are indirect, wholly-owned subsidiaries of Aegon NV. AUSA is wholly-owned by Aegon USA, LLC (“Aegon USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Aegon USA is owned by Aegon US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

TFS is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS, and TCI. No interested trustee receives compensation from the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Madison Balanced Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 3. (continued)

The table below shows the Portfolio’s transactions in and earnings from investments in affiliates of TAM for period ended June 30, 2013:

Beginning Balance at December 31, 2012	$11,744,646
Purchases, at cost	16,820,258
Proceeds from sales	(15,968,373)
Net realized gain (loss) from investments in affiliated investment companies	973,448
Net change in unrealized appreciation (depreciation) on investments in affiliated investment companies	(470,127)
Ending Balance at June 30, 2013	$13,099,852
Percent of Net Assets	31.52%
Receivables: Investment securities sold	$16,496
Receivables: Dividends	—
Payables: Investment securities purchased	56,246
Dividend income from affiliated investment companies	101,235
Distributions from investments in affiliated investment companies	—
Net unrealized appreciation (depreciation) on investments in affiliated investment companies	$(78,199)

Investment advisory fees: The Portfolio pays management fees to TAM based on average daily net assets (“ANA”) at the following rate:

0.150% of ANA

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

Expense limit	Maximum Operating Expense Limit Effective Through
0.35%	May 1, 2014

TAM is entitled to reimbursement by the Portfolio of fees waived and/or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit.

During the period ended June 30, 2013, the amount recaptured by TAM was $10,047.

The following amount was available for recapture by TAM as of June 30, 2013:

Amount Available	Year Reimbursed	Available Through
$8,259	2011	12/31/2013
4,883	2012	12/31/2014

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Portfolio’s distributor.

Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares, amounts equal to actual expenses associated with distributing the shares.

The Portfolio is authorized under the Distribution Plan to pay fees up to a limit of 0.25% for Service Class.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. The Portfolio pays TFS an annual fee of 0.025% of ANA. The Legal fees in the Statement of Operations are for fees paid to external legal counsel.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Madison Balanced Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 3. (continued)

Transfer agent services: TFS provides transfer agency services under the Administrative Agreement and is compensated for such services under that agreement. For the period ended June 30, 2013 amounts paid to TFS by the Portfolio are included in Transfer Agent in the Statement of Operations and amounts payable to TFS as of June 30, 2013 are included in Transfer agent fees in the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), as elected by the Trustee.

NOTE 4. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2013 were as follows:

Purchases of securities:	$39,749,409

Proceeds from maturities and sales of securities:	28,766,043

There were no transactions of U.S. Government securities during the period ended June 30, 2013.

NOTE 5. FEDERAL INCOME TAX MATTERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Portfolio’s tax provisions taken or expected to be taken for all open tax years 2011 - 2012, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other in the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

NOTE 6. SUBSEQUENT EVENT

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Madison Balanced Allocation VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board”) held on June 12-13, 2013, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Madison Balanced Allocation VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”). The Board also reviewed and considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Investment Advisory Agreement, the “Agreements”) for the Portfolio between TAM and Madison Asset Management, LLC (the “Sub-Adviser”).

Following their review and consideration, the Trustees determined that the terms of the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable and that the renewal of each of the Agreements is in the best interests of the Portfolio and its shareholders. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Agreements through June 30, 2014. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the Agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and/or their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM and the Sub-Adviser; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment advisory and other services provided by TAM for the portion of the management fee it retains after payment of the sub-advisory fee. The Board noted that the investment advisory services include the design and development of the Portfolio and its investment strategy, TAM’s selection, ongoing oversight and monitoring of the Sub-Adviser, TAM’s daily supervision of the Portfolio’s investments and recommendations to change the Portfolio’s investment strategy or sub-adviser where it believes appropriate or advisable. The Board also noted that TAM provides services to all Transamerica mutual funds, including the Portfolio, in the form of oversight of the services provided by the funds’ administrator, custodian and transfer agent and supervision of the performance of recordkeeping, shareholder relations, regulatory reporting and compliance functions of the funds.

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

It was noted that in order for the Portfolio to be entitled to invest in excess of certain amounts in the mutual funds advised by the Sub-Adviser and TAM-advised mutual funds in which it invests, the Board was required to consider whether the fees charged by TAM and the Sub-Adviser are for services that are in addition to, rather than duplicative of, the services provided under the advisory contracts of the underlying funds. It was noted that TAM renders “manager of managers” services to the Portfolio by, among other things, closely monitoring the Sub-Adviser’s performance and by adding additional sub-advisers or altering the composition of sub-advisers as necessary to adapt to market conditions or the Portfolio’s performance. It also was noted that the Sub-Adviser has developed an asset allocation model which it utilizes to select a basket of investments for the Portfolio in an attempt to match or exceed the return of an unmanaged benchmark. On these bases, the Board determined that the fees charged by TAM and the Sub-Adviser are based on services that are in addition to, rather than duplicative of, the services provided by the advisers to the underlying funds in which the Portfolio invests.

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2012.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Madison Balanced Allocation VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

The Board noted that the performance of the Service Class of the Portfolio was below the median for its peer universe for the past 1-year period. The Board also noted that the performance of the Service Class of the Portfolio was below its composite benchmark for the past 1-year period. The Trustees discussed the reasons for the underperformance with TAM and agreed to continue to monitor the performance of the Portfolio.

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be procured by TAM and provided by the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and that is competitive with other investment companies.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of other investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by Strategic Insight, an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was in line with the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Service Class of the Portfolio were above the median for its peer group and in line with the median for its peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser and is paid by TAM and not the Portfolio. As a result, the Board principally considered the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any further economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from these economies of scale. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser and whether the Portfolio has achieved economies of scale in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered any other benefits derived by TAM, its affiliates and the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Madison Balanced Allocation VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement is in the best interests of the Portfolio and its shareholders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Madison Conservative Allocation VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2013, and held for the entire period until June 30, 2013.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses(A)
Portfolio Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period(B)	Ending Account Value	Expenses Paid During Period(B)	Annualized Expense Ratio(C)
Transamerica Madison Conservative Allocation VP
Service Class	$1,000.00	$1,015.20	$2.96	$1,021.58	$2.97	0.60%

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (179 days), and divided by the number of days in the year (365 days).

(C)	Expense ratios do not include expenses of the underlying investment companies in which the portfolio invests.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2013

(the following chart summarizes the Schedule of Investments of the portfolio by asset type)

(unaudited)

Asset Type	% of Net Assets
Capital Markets	67.6%
Fixed Income	19.7
Tactical and Specialty	8.3
U.S. Equity	2.1
Inflation-Protected Securities	1.2
Repurchase Agreement	0.6
Other Assets and Liabilities - Net	0.5
Total	100.0%

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Madison Conservative Allocation VP

SCHEDULE OF INVESTMENTS

At June 30, 2013

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 98.9%
Capital Markets - 67.6%
Madison Core Bond Fund (A)	944,161	$ 9,620,997
Madison Disciplined Equity Fund (A)	322,330	4,834,951
Madison Equity Income Fund (A)	100,711	970,857
Madison High Quality Bond Fund (A)	830,024	9,130,269
Madison International Stock Fund (A)	125,434	1,456,285
Madison Large Capital Growth Fund (A)	101,555	1,934,620
Madison Large Capital Value Fund (A)	320,945	5,026,002
Fixed Income - 19.7%
Transamerica PIMCO Total Return VP (B)	822,196	9,619,695
Inflation-Protected Securities - 1.2%
Transamerica PIMCO Real Return TIPS VP (B)	57,109	583,085
Tactical and Specialty - 8.3%
Transamerica Bond (C)	393,971	4,081,538
U.S. Equity - 2.1%
Transamerica Systematic Small/Mid Cap Value VP (B)	50,919	1,016,854

Total Investment Companies (cost $48,932,016)		48,275,153

Principal	Value
REPURCHASE AGREEMENT - 0.6%

State Street Bank & Trust Co.
0.03% (D), dated 06/28/2013, to be repurchased at $279,737 on 07/01/2013. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/25/2038, and with a value of $285,762.

$ 279,736	$ 279,736

Total Repurchase Agreement (cost $279,736)	279,736

Total Investment Securities (cost $49,211,752) (E)	48,554,889
Other Assets and Liabilities - Net	242,139

Net Assets	$ 48,797,028

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	The investment issuer is affiliated with the sub-adviser of the portfolio.
(B)	The portfolio invests its assets in the Initial Class shares of the affiliated portfolio of Transamerica Series Trust.
(C)	The portfolio invests its assets in the Class I2 shares of the affiliated series of Transamerica Funds.
(D)	Rate shown reflects the yield at June 30, 2013.
(E)	Aggregate cost for federal income tax purposes is $49,211,752. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $354,401 and $1,011,264, respectively. Net unrealized depreciation for tax purposes is $656,863.

VALUATION SUMMARY: (F)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2013
ASSETS
Investment Securities
Investment Companies	$48,275,153	$—	$—	$48,275,153
Repurchase Agreement	—	279,736	—	279,736
Total Investment Securities	$48,275,153	$279,736	$—	$48,554,889

(F)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended June 30, 2013. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Madison Conservative Allocation VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2013

(unaudited)

Assets:
Investments in affiliated investment companies, at value (cost: $15,854,232)	$15,301,172
Investments in non-affiliated investment companies, at value (cost: $33,077,784)	32,973,981
Repurchase agreement, at value (cost: $279,736)	279,736
Receivables:
Shares sold	320,941
Investment securities sold	69,373
Dividends	59,248
Prepaid expenses	192

Total assets	49,004,643

Liabilities:
Accounts payable and accrued liabilities:
Shares redeemed	537
Investment securities purchased	165,617
Management and advisory fees	20,590
Distribution and service fees	9,075
Administration fees	907
Transfer agent fees	6
Trustees fees	14
Audit and tax fees	8,104
Custody fees	704
Legal fees	685
Printing and shareholder reports fees	1,371
Other	5

Total liabilities	207,615

Net assets	$48,797,028

Net assets consist of:
Capital stock ($0.01 par value)	$45,550
Additional paid-in capital	47,258,398
Undistributed (accumulated) net investment income (loss)	788,385
Undistributed (accumulated) net realized gain (loss) from investments in investment companies	1,361,558
Net unrealized appreciation (depreciation) on investments in investment companies	(656,863)

Net assets	$48,797,028

Shares outstanding	4,554,974

Net asset value and offering price per share	$10.71

STATEMENT OF OPERATIONS

For the period ended June 30, 2013

(unaudited)

Investment Income:
Dividend income from investment companies	$285,492
Interest income	43

Total investment income	285,535

Expenses:
Management and advisory	30,670
Distribution and service fees	51,117
Administration	5,112
Transfer agent	160
Trustees	776
Audit and tax	6,849
Custody	8,131
Legal	745
Printing and shareholder reports	2,633
Other	419

Total expenses	106,612

Expenses (waived/reimbursed) recaptured	15,145

Net expenses	121,757

Net investment income (loss)	163,778

Net realized gain (loss) on transactions from:
Investment companies	905,754
Distributions from investments in investment companies	68,099

Total realized gain (loss)	973,853

Net change in unrealized appreciation (depreciation) on:
Investments in investment companies	(760,409)

Net change in unrealized appreciation (depreciation)	(760,409)

Net realized and change in unrealized gain on investments in investment companies	213,444

Net increase (decrease) in net assets resulting from operations	$377,222

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Madison Conservative Allocation VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2013 (unaudited)	December 31, 2012
From operations:
Net investment income (loss)	$163,778	$624,607
Net realized gain (loss) from investment companies and distributions from investments in investment companies	973,853	438,202
Net change in unrealized appreciation (depreciation) on investments in investment companies	(760,409)	142,059
Net increase (decrease) in net assets resulting from operations	377,222	1,204,868

Distributions to shareholders:
From net investment income	—	(96,181)
From net realized gains	—	(42,087)
Total distributions to shareholders	—	(138,268)

Capital share transactions:
Proceeds from shares sold	13,467,663	26,847,817
Dividends and distributions reinvested	—	138,268
Cost of shares redeemed	(578,688)	(680,657)
Net increase (decrease) in net assets resulting from capital shares transactions	12,888,975	26,305,428
Net increase (decrease) in net assets	13,266,197	27,372,028

Net assets:
Beginning of period/year	35,530,831	8,158,803
End of period/year	$48,797,028	$35,530,831
Undistributed (accumulated) net investment income (loss)	$788,385	$624,607

Share activity:
Shares issued	1,240,281	2,602,639
Shares issued-reinvested from dividends and distributions	—	13,372
Shares redeemed	(53,407)	(66,204)
Net increase (decrease) in share activity	1,186,874	2,549,807

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Madison Conservative Allocation VP

FINANCIAL HIGHLIGHTS

For the period or years ended:

For a share outstanding throughout each period/year
	June 30, 2013 (unaudited)		December 31, 2012	December 31, 2011(A)
Net asset value
Beginning of period/year	$10.55		$9.97	$10.00
Investment operations
Net investment income (loss)(B)(C)	0.04		0.33	0.25
Net realized and unrealized gain (loss)	0.12		0.31	(0.28)
Total investment operations	0.16		0.64	(0.03)
Distributions
Net investment income	—		(0.04)	—
Net realized gains	—		(0.02)	—
Total distributions	—		(0.06)	—
Net asset value
End of period/year	$10.71		$10.55	$9.97
Total return(D)	1.52	%(E)	6.43%	(0.30	)%(E)
Net assets end of period/year (000’s)	$48,797		$35,531	$8,159
Ratio and supplemental data
Expenses to average net assets(F)
After (waiver/reimbursement) recapture	0.60	%(G)	0.60%	0.60	%(G)
Before (waiver/reimbursement) recapture	0.52	%(G)	0.62%	1.32	%(G)
Net investment income (loss) to average net assets(C)	0.80	%(G)	3.10%	3.79	%(G)
Portfolio turnover rate(H)	72	%(E)	50%	30	%(E)

(A)	Commenced operations on May 1, 2011.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the portfolio invests.
(D)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(E)	Not annualized.
(F)	Does not include expenses of the underlying investment companies in which the portfolio invests.
(G)	Annualized.
(H)	Does not include the portfolio activity of the underlying investment companies in which the portfolio invests.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Madison Conservative Allocation VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2013

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Madison Conservative Allocation VP (the “Portfolio”) is a series of TST.

The Portfolio currently offers one class of shares: Service Class.

Transamerica Asset Management, Inc. (“TAM”) provides continuous and regular investment advisory services to the Portfolio. TAM acts as a manager of managers, providing advisory services that include, without limitation, the design and development of each Portfolio and its investment strategy and the ongoing review and evaluation of that investment strategy including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for each Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending and implementing fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolios’ investments; regular review of sub-adviser performance and holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation of portfolio holdings; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolios’ Board of Trustees; oversight of preparation of prospectuses, shareholder reports and other disclosure materials and filings; and oversight of other service providers to the Portfolios, such as the custodian, the transfer agent, the administrator, the distributor, the Portfolios’ independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations for the Portfolios; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment advisory services. Where TAM employs sub-advisers, the sub-advisers carry out and effectuate the investment strategy designed for the Portfolios by TAM and are responsible, subject to TAM’s and the Board of Trustees oversight, for the day-to-day management of the Portfolios and for making decisions to buy, hold or sell a particular security.

Transamerica Fund Services, Inc. (“TFS”) provides supervisory and administrative services to each Portfolio. TFS’s supervisory and administrative services include performing certain administrative services for the Portfolios and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided for the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TFS has outsourced the provision of certain services as described below; to the extent agreed upon by TFS and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of net asset values; shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; recommending and implementing fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and its dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; preparation of agendas and supporting documents for and minutes of meetings of Trustees and committees of Trustees; and preparation of regular communications with the Trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TFS to perform supervisory and administrative services to the Portfolio. State Street performs back office services to support TFS, including furnishing financial and performance information about the Portfolios for inclusion in regulatory filings and Trustee and shareholder reports; preparing drafts of regulatory filings, Trustee materials, tax returns, expenses and budgeting; tax compliance testing; and maintaining books and records. TFS pays all expenses it incurs in connection with providing these services in the Amended and Restated Services Agreement with the exception of the costs of certain services specifically assumed by the Portfolios, as numerated within the Statement of Operations.

This report should be read in conjunction with the Portfolio’s current prospectus, which contains additional information about the Portfolio, including investment objectives and strategies.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that maybe made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Madison Conservative Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 1. (continued)

Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

The open repurchase agreement and related collateral at June 30, 2013 are listed in the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend date, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The Portfolio’s Board of Trustees has delegated the valuation functions on a day-to-day basis to TAM, subject to board oversight. TAM has formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board of Trustees. These policies and procedures are reviewed at least annually by the Board of Trustees. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair market value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Madison Conservative Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 2. (continued)

determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Investment companies are valued at the net asset value (“NAV”) of the underlying portfolio. These securities are actively traded and no valuation adjustments are applied. Exchange-Traded Funds are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1 of the fair value hierarchy. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are unobservable will be valued based upon the NAVs of such investments and are categorized in Level 3 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2013, is disclosed in the Valuation Summary of the Schedule of Investments.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.

TAM, the Portfolio’s investment adviser, is directly owned by Western Reserve Life Assurance Co. of Ohio and AUSA Holding Company (“AUSA”), both of which are indirect, wholly-owned subsidiaries of Aegon NV. AUSA is wholly-owned by Aegon USA, LLC (“Aegon USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Aegon USA is owned by Aegon US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

TFS is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS, and TCI. No interested trustee receives compensation from the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Madison Conservative Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 3. (continued)

The table below shows the Portfolio’s transactions in and earnings from investments in affiliates of TAM for the period ended June 30, 2013:

Beginning Balance at December 31, 2012	$14,128,147
Purchases, at cost	15,681,603
Proceeds from sales	(13,882,976)
Net realized gain (loss) from investments in affiliated investment companies	166,790
Net change in unrealized appreciation (depreciation) on investments in affiliated investment companies	(792,392)
Ending Balance at June 30, 2013	$15,301,172
Percent of Net Assets	31.36%
Receivables: Investment securities sold	$58,292
Receivables: Dividends	—
Payables: Investment securities purchased	11,281
Dividend income from affiliated investment companies	118,340
Distributions from investments in affiliated investment companies	—
Net unrealized appreciation (depreciation on) investments in affiliated investment companies	$(553,060)
Investment advisory fees: The Portfolio pays management fees to TAM based on average daily net assets (“ANA”) at the following rate:

0.150% of ANA

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

Expense limit	Maximum Operating Expense Limit Effective Through
0.35%	May 1, 2014

TAM is entitled to reimbursement by the Portfolio of fees waived and/or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit.

During the period ended June 30, 2013, the amount recaptured by TAM was $15,145.

The following amounts were available for recapture by TAM as of June 30, 2013:

Amount Available	Year Reimbursed	Available Through
$3,170	2011	12/31/2013
3,720	2012	12/31/2014

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Portfolio’s distributor.

Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares, amounts equal to actual expenses associated with distributing the shares.

The Portfolio is authorized under the Distribution Plan to pay fees up to a limit of 0.25% for Service Class.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. The Portfolio pays TFS an annual fee of 0.025% of ANA. The Legal fees in the Statement of Operations are for fees paid to external legal counsel.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Madison Conservative Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 3. (continued)

Transfer agent services: TFS provides transfer agency services under the Administrative Agreement and is compensated for such services under that agreement. For the period ended June 30, 2013 amounts paid to TFS by the Portfolio are included in Transfer Agent in the Statement of Operations and amounts payable to TFS as of June 30, 2013 are included in Transfer agent fees in the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), as elected by the Trustee.

NOTE 4. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2013 were as follows:

Purchases of securities:	$42,412,393

Proceeds from maturities and sales of securities:	30,043,652

There were no transactions of U.S. Government securities during the period ended June 30, 2013.

NOTE 5. FEDERAL INCOME TAX MATTERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Portfolio’s tax provisions taken or expected to be taken for all open tax years 2011 - 2012, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other in the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

NOTE 6. SUBSEQUENT EVENT

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Madison Conservative Allocation VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board”) held on June 12-13, 2013, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Madison Conservative Allocation VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”). The Board also reviewed and considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Investment Advisory Agreement, the “Agreements”) for the Portfolio between TAM and Madison Asset Management, LLC (the “Sub-Adviser”).

Following their review and consideration, the Trustees determined that the terms of the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable and that the renewal of each of the Agreements is in the best interests of the Portfolio and its shareholders. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Agreements through June 30, 2014. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the Agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and/or their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM and the Sub-Adviser; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment advisory and other services provided by TAM for the portion of the management fee it retains after payment of the sub-advisory fee. The Board noted that the investment advisory services include the design and development of the Portfolio and its investment strategy, TAM’s selection, ongoing oversight and monitoring of the Sub-Adviser, TAM’s daily supervision of the Portfolio’s investments and recommendations to change the Portfolio’s investment strategy or sub-adviser where it believes appropriate or advisable. The Board also noted that TAM provides services to all Transamerica mutual funds, including the Portfolio, in the form of oversight of the services provided by the funds’ administrator, custodian and transfer agent and supervision of the performance of recordkeeping, shareholder relations, regulatory reporting and compliance functions of the funds.

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

It was noted that in order for the Portfolio to be entitled to invest in excess of certain amounts in the mutual funds advised by the Sub-Adviser and TAM-advised mutual funds in which it invests, the Board was required to consider whether the fees charged by TAM and the Sub-Adviser are for services that are in addition to, rather than duplicative of, the services provided under the advisory contracts of the underlying funds. It was noted that TAM renders “manager of managers” services to the Portfolio by, among other things, closely monitoring the Sub-Adviser’s performance and by adding additional sub-advisers or altering the composition of sub-advisers as necessary to adapt to market conditions or the Portfolio’s performance. It also was noted that the Sub-Adviser has developed an asset allocation model which it utilizes to select a basket of investments for the Portfolio in an attempt to match or exceed the return of an unmanaged benchmark. On these bases, the Board determined that the fees charged by TAM and the Sub-Adviser are based on services that are in addition to, rather than duplicative of, the services provided by the advisers to the underlying funds in which the Portfolio invests.

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2012.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Madison Conservative Allocation VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

The Board noted that the performance of the Service Class of the Portfolio was below the median for its peer universe for the past 1-year period. The Board also noted that the performance of the Service Class of the Portfolio was below its composite benchmark for the past 1-year period. The Trustees discussed the reasons for the underperformance with TAM and agreed to continue to monitor the performance of the Portfolio.

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be procured by TAM and provided by the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and that is competitive with other investment companies.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of other investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by Strategic Insight, an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was in line with the median for its peer group and below the median for its peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Service Class of the Portfolio were above the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser and is paid by TAM and not the Portfolio. As a result, the Board principally considered the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any further economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from these economies of scale. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser and whether the Portfolio has achieved economies of scale in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered any other benefits derived by TAM, its affiliates and the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Madison Conservative Allocation VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement is in the best interests of the Portfolio and its shareholders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Madison Diversified Income VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2013, and held for the entire period until June 30, 2013.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses(A)
Portfolio Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period(B)	Ending Account Value	Expenses Paid During Period(B)	Annualized Expense Ratio
Transamerica Madison Diversified Income VP
Service Class	$1,000.00	$1,041.70	$5.61	$1,019.03	$5.54	1.12%

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (179 days), and divided by the number of days in the year (365 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2013

(the following chart summarizes the Schedule of Investments of the portfolio by asset type)

(unaudited)

Asset Type	% of Net Assets
Common Stocks	39.7%
U.S. Government Obligations	31.3
Securities Lending Collateral	25.4
Corporate Debt Securities	17.4
U.S. Government Agency Obligations	7.4
Repurchase Agreement	4.5
Other Assets and Liabilities - Net	(25.7)
Total	100.0%

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS

At June 30, 2013

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 31.3%
U.S. Treasury Bond
2.75%, 08/15/2042	$ 275,000	$ 237,359
2.75%, 11/15/2042 (A)	100,000	86,219
4.38%, 05/15/2041	400,000	469,125
U.S. Treasury Note
0.50%, 10/15/2013	1,500,000	1,501,700
1.00%, 09/30/2016	2,400,000	2,416,313
1.38%, 12/31/2018 (A)	3,000,000	2,975,157
1.63%, 08/15/2022	1,000,000	938,203
2.00%, 11/15/2021	1,450,000	1,424,964
2.00%, 02/15/2023 (A)	600,000	577,453
2.38%, 10/31/2014 - 06/30/2018	5,750,000	5,962,989
3.13%, 10/31/2016 - 05/15/2021	4,400,000	4,730,507

Total U.S. Government Obligations (cost $21,658,193)		21,319,989

U.S. GOVERNMENT AGENCY OBLIGATIONS - 7.4%
Fannie Mae
3.00%, 10/01/2042 - 03/01/2043	830,325	812,427
3.50%, 08/01/2042 - 10/01/2042	812,325	825,731
4.00%, 02/01/2041 - 04/01/2041	123,653	128,952
4.50%, 03/01/2039 - 03/01/2041	63,424	67,160
5.00%, 07/01/2035	22,638	24,446
Freddie Mac
3.00%, 09/01/2042 - 04/01/2043	1,334,086	1,302,360
3.50%, 06/01/2042 - 09/01/2042	1,175,084	1,191,905
4.00%, 09/01/2040 - 10/01/2041	233,503	243,404
4.50%, 11/01/2039	22,064	23,231
Ginnie Mae
3.50%, 12/15/2042	296,182	304,440
4.00%, 12/15/2039	34,093	35,849
4.50%, 08/15/2040	41,023	43,882

Total U.S. Government Agency Obligations (cost $5,219,531)		5,003,787

CORPORATE DEBT SECURITIES - 17.4%
Beverages - 0.6%
Coca-Cola Co. 5.35%, 11/15/2017	375,000	430,101
Commercial Banks - 0.9%
U.S. Bancorp 4.20%, 05/15/2014	200,000	206,512
Wells Fargo & Co., Series GMTN 3.50%, 03/08/2022 (A)	400,000	404,526
Computers & Peripherals - 1.2%
Apple, Inc. 2.40%, 05/03/2023	450,000	417,359
EMC Corp. 2.65%, 06/01/2020	425,000	418,956
Consumer Finance - 1.5%
American Express Co. 4.88%, 07/15/2013	150,000	150,225
American Express Credit Corp., Series GMTN 1.75%, 06/12/2015	450,000	456,106
John Deere Capital Corp., Series MTN 1.40%, 03/15/2017	425,000	420,554

	Principal	Value
Diversified Financial Services - 0.6%
General Electric Capital Corp. 2.90%, 01/09/2017	$ 400,000	$ 413,507
Diversified Telecommunication Services - 0.6%
AT&T, Inc. 3.00%, 02/15/2022	400,000	384,409
Electrical Equipment - 0.3%
Emerson Electric Co. 5.00%, 04/15/2019	175,000	199,096
Energy Equipment & Services - 0.5%
Enterprise Products Operating LLC 5.20%, 09/01/2020	300,000	335,707
Food & Staples Retailing - 2.8%
Costco Wholesale Corp. 5.50%, 03/15/2017	475,000	541,235
CVS Caremark Corp. 4.13%, 05/15/2021	450,000	475,580
Wal-Mart Stores, Inc. 3.25%, 10/25/2020 (A)	400,000	413,470
Walgreen Co. 5.25%, 01/15/2019	450,000	509,037
Health Care Equipment & Supplies - 0.6%
Baxter International, Inc. 1.85%, 06/15/2018	425,000	421,558
Industrial Conglomerates - 0.2%
3M Co., Series MTN 4.38%, 08/15/2013	125,000	125,588
Internet & Catalog Retail - 0.6%
Amazon.com, Inc. 1.20%, 11/29/2017	425,000	411,032
Internet Software & Services - 0.6%
eBay, Inc. 1.35%, 07/15/2017 (A)	425,000	417,711
Media - 0.8%
Comcast Corp. 5.15%, 03/01/2020 (A)	375,000	428,732
Walt Disney Co., Series MTN 4.50%, 12/15/2013	100,000	101,808
Metals & Mining - 0.2%
Rio Tinto Finance USA PLC 2.25%, 12/14/2018	150,000	145,764
Multiline Retail - 0.6%
Target Corp. 2.90%, 01/15/2022 (A)	400,000	391,443
Oil, Gas & Consumable Fuels - 1.9%
ConocoPhillips 5.75%, 02/01/2019	450,000	527,159
Marathon Oil Corp. 6.00%, 10/01/2017	375,000	429,436
Valero Energy Corp. 6.13%, 06/15/2017	325,000	373,366
Pharmaceuticals - 0.5%
Eli Lilly & Co. 4.20%, 03/06/2014	100,000	102,516
Pfizer, Inc. 5.35%, 03/15/2015	200,000	215,360
Real Estate Investment Trusts - 0.6%
Simon Property Group, LP 3.38%, 03/15/2022	400,000	392,486

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

	Principal	Value
Road & Rail - 0.6%
Norfolk Southern Corp. 3.25%, 12/01/2021	$ 400,000	$ 397,713
Semiconductors & Semiconductor Equipment - 0.6%
Intel Corp.
1.95%, 10/01/2016	200,000	205,117
3.30%, 10/01/2021	200,000	200,737
Software - 0.6%
Microsoft Corp. 3.00%, 10/01/2020 (A)	400,000	408,150

Total Corporate Debt Securities (cost $12,191,905)		11,872,056

	Shares	Value
COMMON STOCKS - 39.7%
Aerospace & Defense - 2.2%
Boeing Co. (A)	4,467	457,599
General Dynamics Corp. (A)	3,690	289,038
United Technologies Corp.	8,055	748,632
Air Freight & Logistics - 1.1%
United Parcel Service, Inc. - Class B (A)	8,754	757,046
Beverages - 2.0%
Coca-Cola Co.	9,521	381,887
Diageo PLC - ADR	2,765	317,837
PepsiCo, Inc.	8,313	679,920
Capital Markets - 1.4%
Bank of New York Mellon Corp. (A)	11,623	326,025
BlackRock, Inc. - Class A (A)	1,202	308,734
Northern Trust Corp.	5,993	346,994
Chemicals - 0.6%
Air Products & Chemicals, Inc. (A)	4,196	384,228
Commercial Banks - 3.6%
BB&T Corp. (A)	13,300	450,604
M&T Bank Corp. (A)	3,527	394,142
US Bancorp - Class A (A)	21,421	774,369
Wells Fargo & Co.	19,202	792,467
Commercial Services & Supplies - 0.4%
Waste Management, Inc. (A)	7,369	297,192
Communications Equipment - 1.1%
QUALCOMM, Inc.	12,005	733,265
Diversified Telecommunication Services - 0.9%
AT&T, Inc. (A)	17,952	635,501
Electrical Equipment - 0.6%
Emerson Electric Co. (A)	7,264	396,179
Food & Staples Retailing - 0.8%
Sysco Corp. (A)	8,392	286,671
Wal-Mart Stores, Inc. (A)	3,581	266,748
Food Products - 0.6%
Nestle SA - ADR	6,309	415,006
Health Care Equipment & Supplies - 1.3%
Becton Dickinson and Co. (A)	3,405	336,516
Medtronic, Inc. (A)	11,076	570,082
Hotels, Restaurants & Leisure - 1.1%
McDonald’s Corp.	7,690	761,310
Household Products - 1.0%
Procter & Gamble Co.	8,475	652,490
Industrial Conglomerates - 1.4%
3M Co. (A)	8,971	980,979
Insurance - 2.3%
PartnerRe, Ltd. (A)	5,056	457,872
Travelers Cos., Inc. (A)	13,771	1,100,578

	Shares	Value
IT Services - 1.3%
Accenture PLC - Class A (A)	6,579	$ 473,425
Automatic Data Processing, Inc. (A)	6,195	426,587
Media - 2.0%
Omnicom Group, Inc. (A)	7,318	460,083
Time Warner, Inc.	9,121	527,376
Viacom, Inc. - Class B (A)	5,680	386,524
Multiline Retail - 0.8%
Target Corp. (A)	7,521	517,896
Oil, Gas & Consumable Fuels - 4.9%
Chevron Corp.	10,097	1,194,879
ConocoPhillips (A)	10,711	648,016
Exxon Mobil Corp.	11,635	1,051,222
Occidental Petroleum Corp.	4,618	412,064
Pharmaceuticals - 5.1%
Johnson & Johnson	13,761	1,181,519
Merck & Co., Inc. (A)	19,546	907,912
Novartis AG - ADR	3,952	279,446
Pfizer, Inc. (A)	38,113	1,067,545
Semiconductors & Semiconductor Equipment - 1.4%
Intel Corp.	11,572	280,274
Linear Technology Corp. (A)	9,611	354,069
Microchip Technology, Inc. (A)	8,080	300,980
Software - 1.4%
Microsoft Corp.	19,619	677,444
Oracle Corp.	8,500	261,120
Tobacco - 0.4%
Philip Morris International, Inc.	3,172	274,759

Total Common Stocks (cost $23,786,268)		26,983,051

SECURITIES LENDING COLLATERAL - 25.4%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.18% (B)	17,257,590	17,257,590

Total Securities Lending Collateral (cost $17,257,590)		17,257,590

	Principal	Value
REPURCHASE AGREEMENT - 4.5%
State Street Bank & Trust Co. 0.03% (B), dated 06/28/2013, to be repurchased at $3,045,691 on 07/01/2013. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/25/2038, and with a value of $3,107,329.	$ 3,045,683	3,045,683

Total Repurchase Agreement (cost $3,045,683)		3,045,683

Total Investment Securities (cost $83,159,170) (C)		85,482,156
Other Assets and Liabilities - Net		(17,473,473)

Net Assets		$ 68,008,683

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $16,887,325. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rate shown reflects the yield at June 30, 2013.
(C)	Aggregate cost for federal income tax purposes is $83,159,170. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $3,279,258 and $956,272, respectively. Net unrealized appreciation for tax purposes is $2,322,986.

DEFINITIONS:

ADR	American Depositary Receipt
GMTN	Global Medium Term Note
MTN	Medium Term Note

VALUATION SUMMARY: (D)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2013
ASSETS
Investment Securities
U.S. Government Obligations	$—	$21,319,989	$—	$21,319,989
U.S. Government Agency Obligations	—	5,003,787	—	5,003,787
Corporate Debt Securities	—	11,872,056	—	11,872,056
Common Stocks	26,983,051	—	—	26,983,051
Securities Lending Collateral	17,257,590	—	—	17,257,590
Repurchase Agreement	—	3,045,683	—	3,045,683
Total Investment Securities	$44,240,641	$41,241,515	$—	$85,482,156

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2013
LIABILITIES
Other Liabilities (E)
Collateral for Securities on Loan	$—	$(17,257,590)	$—	$(17,257,590)
Total Other Liabilities	$—	$(17,257,590)	$—	$(17,257,590)

(D)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended June 30, 2013. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
(E)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Madison Diversified Income VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2013

(unaudited)

Assets:
Investment securities, at value (cost: $80,113,487) (including securities loaned of $16,887,325)	$82,436,473
Repurchase agreement, at value (cost: $3,045,683)	3,045,683
Receivables:
Shares sold	87,038
Interest	227,393
Dividends	35,072
Dividend reclaims	625
Securities lending income (net)	1,975
Prepaid expenses	276

Total assets	85,834,535

Liabilities:
Accounts payable and accrued liabilities:
Shares redeemed	921
Investment securities purchased	503,058
Administration fees	1,273
Management and advisory fees	38,187
Distribution and service fees	12,729
Transfer agent fees	9
Trustees fees	20
Audit and tax fees	8,609
Other	3,456
Collateral for securities on loan	17,257,590

Total liabilities	17,825,852

Net assets	$68,008,683

Net assets consist of:
Capital stock ($0.01 par value)	$60,520
Additional paid-in capital	64,443,567
Undistributed (accumulated) net investment income (loss)	493,922
Undistributed (accumulated) net realized gain (loss) from investment securities	687,688
Net unrealized appreciation (depreciation) on:
Investment securities	2,322,986

Net assets	$68,008,683

Shares outstanding	6,051,951
Net asset value and offering price per share	$11.24

STATEMENT OF OPERATIONS

For the period ended June 30, 2013

(unaudited)

Investment income:
Dividend income	$330,490
Interest income	225,896
Securities lending income (net)	10,719

Total investment income	567,105

Expenses:
Management and advisory	213,113
Distribution and service	71,038
Transfer agent	220
Printing and shareholder reports	3,506
Custody	13,317
Administration	7,104
Legal	1,004
Audit and tax	7,354
Trustees	1,066
Other	554

Total expenses	318,276

Net investment income (loss)	248,829

Net realized gain (loss) on transactions from:
Investment securities	647,300

Total realized gain (loss)	647,300

Net change in unrealized appreciation (depreciation) on:
Investment securities	1,032,131

Net change in unrealized appreciation (depreciation)	1,032,131

Net realized and change in unrealized gain (loss)	1,679,431

Net increase (decrease) in net assets resulting from operations	$1,928,260

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Madison Diversified Income VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2013 (unaudited)	December 31, 2012
From operations:
Net investment income (loss)	$248,829	$231,420
Net realized gain (loss) from investment securities	647,300	54,879
Net change in unrealized appreciation (depreciation) on investment securities	1,032,131	984,369
Net increase (decrease) in net assets resulting from operations	1,928,260	1,270,668

Distributions to shareholders:
From net investment income	—	(24,861)
From net realized gains	—	(720)
Total distributions to shareholders	—	(25,581)

Capital share transactions:
Proceeds from shares sold	20,465,844	32,872,450
Dividends and distributions reinvested	—	25,581
Cost of shares redeemed	(906,950)	(180,778)
Net increase (decrease) in net assets resulting from capital shares transactions	19,558,894	32,717,253

Net increase (decrease) in net assets	21,487,154	33,962,340

Net assets:
Beginning of period/year	46,521,529	12,559,189
End of period/year	$68,008,683	$46,521,529
Undistributed (accumulated) net investment income (loss)	$493,922	$245,093

Share activity:
Shares issued	1,821,251	3,096,281
Shares issued-reinvested from dividends and distributions	—	2,384
Shares redeemed	(79,794)	(17,027)
Net increase (decrease) in shares outstanding	1,741,457	3,081,638

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Madison Diversified Income VP

FINANCIAL HIGHLIGHTS

For the period or years ended:

For a share outstanding throughout each period/year
Service Class
June 30, 2013 (unaudited)	December 31, 2012	December 31, 2011(A)
Net asset value
Beginning of period/year	$10.79	$10.22	$10.00
Investment operations
Net investment income (loss)(B)	0.05	0.09	0.05
Net realized and unrealized gain (loss)	0.40	0.49	0.17
Total investment operations	0.45	0.58	0.22
Distributions
Net investment income	—	(0.01)	—
Net realized gains	—	—	(C)	—
Total distributions	—	(0.01)	—
Net asset value
End of period/year	$11.24	$10.79	$10.22
Total return(D)	4.17	%(E)	5.66%	2.20	%(E)
Net assets end of period/year (000’s)	$68,009	$46,522	$12,559
Ratio and supplemental data
Expenses to average net assets
After (waiver/reimbursement) recapture	1.12	%(F)	1.26%	1.35	%(F)
Before (waiver/reimbursement) recapture	1.12	%(F)	1.19%	1.93	%(F)
Net investment income (loss) to average net assets	0.88	%(F)	0.83%	0.69	%(F)
Portfolio turnover rate	8	%(E)	21%	16	%(E)

(A)	Commenced operations on May 1, 2011.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(E)	Not annualized.
(F)	Annualized.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Madison Diversified Income VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2013

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Madison Diversified Income VP (the “Portfolio”) is a series of TST.

The Portfolio currently offers one class of shares: Service Class.

Transamerica Asset Management, Inc. (“TAM”) provides continuous and regular investment advisory services to the Portfolio. TAM acts as a manager of managers, providing advisory services that include, without limitation, the design and development of each Portfolio and its investment strategy and the ongoing review and evaluation of that investment strategy including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for each Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending and implementing fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolios’ investments; regular review of sub-adviser performance and holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation of portfolio holdings; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolios’ Board of Trustees; oversight of preparation of prospectuses, shareholder reports and other disclosure materials and filings; and oversight of other service providers to the Portfolios, such as the custodian, the transfer agent, the administrator, the distributor, the Portfolios’ independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations for the Portfolios; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment advisory services. Where TAM employs sub-advisers, the sub-advisers carry out and effectuate the investment strategy designed for the Portfolios by TAM and are responsible, subject to TAM’s and the Board of Trustees oversight, for the day-to-day management of the Portfolios and for making decisions to buy, hold or sell a particular security.

Transamerica Fund Services, Inc. (“TFS”) provides supervisory and administrative services to each Portfolio. TFS’s supervisory and administrative services include performing certain administrative services for the Portfolios and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided for the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TFS has outsourced the provision of certain services as described below; to the extent agreed upon by TFS and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of net asset values; shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; recommending and implementing fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and its dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; preparation of agendas and supporting documents for and minutes of meetings of Trustees and committees of Trustees; and preparation of regular communications with the Trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TFS to perform supervisory and administrative services to the Portfolio. State Street performs back office services to support TFS, including furnishing financial and performance information about the Portfolios for inclusion in regulatory filings and Trustee and shareholder reports; preparing drafts of regulatory filings, Trustee materials, tax returns, expenses and budgeting; tax compliance testing; and maintaining books and records. TFS pays all expenses it incurs in connection with providing these services in the Amended and Restated Services Agreement with the exception of the costs of certain services specifically assumed by the Portfolios, as numerated within the Statement of Operations.

This report should be read in conjunction with the Portfolio’s current prospectus, which contains additional information about the Portfolio, including investment objectives and strategies.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of securities exposes the Portfolio to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Madison Diversified Income VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 1. (continued)

additional collateral; (iii) the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrowed.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio (“Navigator”), a money market mutual fund registered under the 1940 Act. The Transamerica Asset Management family of mutual funds is a significant shareholder of the Navigator as of June 30, 2013. No individual portfolio has a significant holding in the Navigator.

By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees.

Such income is reflected separately in the Statement of Operations. Income from loaned securities in the Statement of Operations is net of fees and rebates earned by the lending agent for its services. The value of loaned securities and related collateral outstanding at June 30, 2013 are shown in the Statement of Investments and the Statement of Assets and Liabilities.

Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

The open repurchase agreements and related collateral at June 30, 2013 are listed in the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend date, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The Portfolio’s Board of Trustees has delegated the valuation functions on a day-to-day basis to TAM, subject to board oversight. TAM has formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board of Trustees. These policies and procedures are reviewed at least annually by the Board of Trustees. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Madison Diversified Income VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 2. (continued)

valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair market value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, TAM’s Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities (common and preferred stocks): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds, and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the net asset value of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

Corporate bonds: The fair value of corporate bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Government securities: Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Government securities generally are categorized in Level 2 of the fair value hierarchy, or in Level 3 if inputs are unobservable.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Madison Diversified Income VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 2. (continued)

U.S. government agency securities: U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government securities. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2013, is disclosed in the Valuation Summary of the Schedule of Investments.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.

TAM, the Portfolio’s investment adviser, is directly owned by Western Reserve Life Assurance Co. of Ohio and AUSA Holding Company (“AUSA”), both of which are indirect, wholly-owned subsidiaries of Aegon NV. AUSA is wholly-owned by Aegon USA, LLC (“Aegon USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Aegon USA is owned by Aegon US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

TFS is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS, and TCI. No interested trustee receives compensation from the Portfolio.

Investment advisory fees: The Portfolio pays management fees to TAM based on average daily net assets (“ANA”) at the following rate:

0.750% of ANA

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

Expense limit	Maximum Operating Expense Limit Effective Through
1.10%	May 1, 2014

TAM is entitled to reimbursement by the Portfolio of fees waived and/or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit.

During the period ended June 30, 2013, there were no amounts reimbursed/waived or recaptured by TAM. There were no amounts available for recapture by TAM as of June 30, 2013.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Portfolio’s distributor.

Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares, amounts equal to actual expenses associated with distributing the shares.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Madison Diversified Income VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 3. (continued)

The Portfolio is authorized under the Distribution Plan to pay fees up to a limit of 0.25% for Service Class.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. The Portfolio pays TFS an annual fee of 0.025% of ANA. The Legal fees in the Statement of Operations are for fees paid to external legal counsel.

Transfer agent services: TFS provides transfer agency services under the Administrative Agreement and is compensated for such services under that agreement. For the period ended June 30, 2013 amounts paid to TFS by the Portfolio are included in Transfer Agent in the Statement of Operations and amounts payable to TFS as of June 30, 2013 are included in Transfer agent fees in the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), as elected by the Trustee.

NOTE 4. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2013 were as follows:

Purchases of securities:
Long-term	$14,350,486
U.S. Government	8,932,471

Proceeds from maturities and sales of securities:
Long-term	3,241,924
U.S. Government	1,251,789

NOTE 5. FEDERAL INCOME TAX MATTERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Portfolio’s tax provisions taken or expected to be taken for the open tax years 2011 - 2012, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

NOTE 6. SUBSEQUENT EVENT

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Madison Diversified Income VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board”) held on June 12-13, 2013, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Madison Diversified Income VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”). The Board also reviewed and considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Investment Advisory Agreement, the “Agreements”) for the Portfolio between TAM and Madison Asset Management, LLC (the “Sub-Adviser”).

Following their review and consideration, the Trustees determined that the terms of the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable and that the renewal of each of the Agreements is in the best interests of the Portfolio and its shareholders. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Agreements through June 30, 2014. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the Agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and/or their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM and the Sub-Adviser; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment advisory and other services provided by TAM for the portion of the management fee it retains after payment of the sub-advisory fee. The Board noted that the investment advisory services include the design and development of the Portfolio and its investment strategy, TAM’s selection, ongoing oversight and monitoring of the Sub-Adviser, TAM’s daily supervision of the Portfolio’s investments and recommendations to change the Portfolio’s investment strategy or sub-adviser where it believes appropriate or advisable. The Board also noted that TAM provides services to all Transamerica mutual funds, including the Portfolio, in the form of oversight of the services provided by the funds’ administrator, custodian and transfer agent and supervision of the performance of recordkeeping, shareholder relations, regulatory reporting and compliance functions of the funds.

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2012.

The Board noted that the performance of the Service Class of the Portfolio was below the median for its peer universe for the past 1-year period. The Board also noted that the performance of the Service Class of the Portfolio was below its composite benchmark for the past 1-year period. The Trustees discussed the reasons for the underperformance with TAM and agreed to continue to monitor the performance of the Portfolio.

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be procured by TAM and provided by the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and that is competitive with other investment companies.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Madison Diversified Income VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of other investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by Strategic Insight, an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was in line with the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Service Class of the Portfolio were in line with the median for its peer group and above the median for its peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser and is paid by TAM and not the Portfolio. As a result, the Board principally considered the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any further economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from these economies of scale. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser and whether the Portfolio has achieved economies of scale in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered any other benefits derived by TAM, its affiliates and the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Madison Diversified Income VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement is in the best interests of the Portfolio and its shareholders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Market Participation Strategy VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2013, and held for the entire period until June 30, 2013.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses(A)
Portfolio Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period(B)	Ending Account Value	Expenses Paid During Period(B)	Annualized Expense Ratio
Transamerica Market Participation Strategy VP
Service Class	$1,000.00	$1,049.30	$5.38	$1,019.27	$5.30	1.07%

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (179 days), and divided by the number of days in the year (365 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2013

(the following chart summarizes the Schedule of Investments of the portfolio by asset type)

(unaudited)

Asset Type	% of Net Assets
U.S. Government Agency Obligations	36.7%
U.S. Government Obligations	35.8
Securities Lending Collateral	21.9
Purchased Options	19.0
Repurchase Agreement	8.7
Short-Term U.S. Government Obligation	0.4
Other Assets and Liabilities - Net(A)	(22.5)
Total	100.0%

(A)	The Other Assets and Liabilities - Net category may include, but is not limited to, Reverse Repurchase Agreements, Forward Foreign Currency Contracts, Futures Contracts, Swap Agreements, Written Options and Swaptions, Securities Sold Short, TBA Short Commitments, and Cash Collateral.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Market Participation Strategy VP

SCHEDULE OF INVESTMENTS

At June 30, 2013

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 35.8%
U.S. Treasury STRIPS
0.39%, 08/15/2015 (A) (B)	$ 3,810,000	$ 3,777,344
0.39%, 08/15/2015 (A)	1,000,000	991,282
0.74%, 08/15/2016 (A)	6,110,000	5,969,965
1.23%, 11/15/2017 (A) (B)	16,070,000	15,236,080

Total U.S. Government Obligations (cost $26,339,708)		25,974,671

U.S. GOVERNMENT AGENCY OBLIGATIONS - 36.7%
Fannie Mae
0.50%, 03/30/2016	3,250,000	3,231,787
0.88%, 08/28/2017 (B)	6,335,000	6,209,466
Federal Farm Credit Banks 4.88%, 01/17/2017 (B)	2,485,000	2,822,033
Freddie Mac
0.50%, 05/13/2016 (B)	3,550,000	3,527,635
1.00%, 09/29/2017	5,500,000	5,434,544
1.00%, 06/21/2017 (B)	5,455,000	5,379,541

Total U.S. Government Agency Obligations (cost $27,059,430)		26,605,006

SHORT-TERM U.S. GOVERNMENT OBLIGATION - 0.4%
U.S. Treasury Bill 0.03%, 09/19/2013 (A) (C)	315,000	314,967

Total Short-Term U.S. Government Obligation (cost $314,967)		314,967

	Contracts	Value
PURCHASED OPTIONS - 19.0%
Call Options - 19.0%
OTC - S&P 500 Index - Flex Index Value $1,460.00 Expires 09/16/2017 Counterparty: CSFB	193	5,847,961

	Contracts	Value
Call Options (continued)
OTC - S&P 500 Index - Flex Index Value $1,520.00 Expires 03/17/2018 Counterparty: UBS	65	$ 1,890,625
OTC - S&P 500 Index - Flex Index Value $1,600.00 Expires 04/30/2018 Counterparty: UBS	235	6,071,577

Total Purchased Options (cost $11,572,296)		13,810,163

	Shares	Value
SECURITIES LENDING COLLATERAL - 21.9%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.18% (A)	15,876,845	15,876,845

Total Securities Lending Collateral (cost $15,876,845)		15,876,845

	Principal	Value
REPURCHASE AGREEMENT - 8.7%
State Street Bank & Trust Co. 0.03% (A), dated 06/28/2013, to be repurchased at $6,307,118 on 07/01/2013. Collateralized by a U.S. Government Agency Obligation, 2.50%, due 10/20/2027, and with a value of $6,435,954.	$ 6,307,102	6,307,102

Total Repurchase Agreement (cost $6,307,102)		6,307,102

Total Investment Securities (cost $87,470,348) (D)		88,888,754
Other Assets and Liabilities - Net		(16,313,179)

Net Assets		$ 72,575,575

FUTURES CONTRACTS:
Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index	Long	17	09/20/2013	$5,424

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rate shown reflects the yield at June 30, 2013.
(B)	All or a portion of this security is on loan. The value of all securities on loan is $15,555,909. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	A portion of this security in the amount of $314,958 has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts.
(D)	Aggregate cost for federal income tax purposes is $87,470,348. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $2,387,454 and $969,048, respectively. Net unrealized appreciation for tax purposes is $1,418,406.

DEFINITIONS:

CSFB	Credit Suisse First Boston
OTC	Over the Counter
STRIPS	Separate Trading of Registered Interest and Principal of Securities
UBS	UBS AG

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Market Participation Strategy VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2013
ASSETS
Investment Securities
U.S. Government Obligations	$—	$25,974,671	$—	$25,974,671
U.S. Government Agency Obligations	—	26,605,006	—	26,605,006
Short-Term U.S. Government Obligation	—	314,967	—	314,967
Purchased Options	13,810,163	—	—	13,810,163
Securities Lending Collateral	15,876,845	—	—	15,876,845
Repurchase Agreement	—	6,307,102	—	6,307,102
Total Investment Securities	$29,687,008	$59,201,746	$—	$88,888,754
Derivative Financial Instruments
Futures Contracts (F)	$5,424	$—	$—	$5,424
Total Derivative Financial Instruments	$5,424	$—	$—	$5,424

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2013
LIABILITIES
Other Liabilities (G)
Collateral for Securities on Loan	$—	$(15,876,845)	$—	$(15,876,845)
Total Other Liabilities	$—	$(15,876,845)	$—	$(15,876,845)

(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended June 30, 2013. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
(F)	Derivative financial instruments valued at unrealized appreciation (depreciation) on the instrument.
(G)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Market Participation Strategy VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2013

(unaudited)

Assets:
Investment securities, at value (cost: $81,163,246) (including securities loaned of $15,555,909)	$82,581,652
Repurchase agreement, at value (cost: $6,307,102)	6,307,102
Receivables:
Shares sold	537,030
Interest	94,398
Securities lending income (net)	2,105
Prepaid expenses	262

Total assets	89,522,549

Liabilities:
Accounts payable and accrued liabilities:
Shares redeemed	34,175
Investment securities purchased	991,420
Administration fees	1,258
Variation margin	5,752
Management and advisory fees	12,319
Distribution and service fees	12,583
Transfer agent fees	7
Printing and shareholder reports fee	271
Audit fees	9,312
Trustees fees	396
Legal	265
Custody	2,371
Collateral for securities on loan	15,876,845

Total liabilities	16,946,974

Net assets	$72,575,575

Net assets consist of:
Capital stock ($0.01 par value)	$69,561
Additional paid-in capital	70,919,495
Undistributed (accumulated) net investment income (loss)	(104,135)
Undistributed (accumulated) net realized gain (loss) from investment securities and futures contracts	266,824
Net unrealized appreciation (depreciation) on:
Investment securities	1,418,406
Futures contracts	5,424

Net assets	$72,575,575

Shares outstanding	6,956,058

Net asset value and offering price per share	$10.43

STATEMENT OF OPERATIONS

For the period ended June 30, 2013

(unaudited)

Investment income:
Interest income	$105,813
Securities lending income (net)	5,060

Total investment income	110,873

Expenses:
Management and advisory	130,613
Distribution and service fees	50,236
Transfer agent	145
Printing and shareholder reports	31,010
Administration	5,024
Custody	12,053
Legal	250
Audit and tax	5,447
Trustees	153
Other	251

Total expenses	235,182

Expenses (waived/reimbursed) recaptured	(20,174)

Net expenses	215,008

Net investment income (loss)	(104,135)

Net realized gain (loss) on transactions from:
Investment securities	38
Futures contracts	268,465

Total realized gain (loss)	268,503

Net change in unrealized appreciation (depreciation) on:
Investment securities	1,261,542
Futures contracts	5,424

Net change in unrealized appreciation (depreciation)	1,266,966

Net realized and change in unrealized gain (loss)	1,535,469

Net increase (decrease) in net assets resulting from operations	$1,431,334

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Market Participation Strategy VP

STATEMENT OF CHANGES IN NET ASSETS

For the periods ended:

	June 30, 2013 (unaudited)	December 31, 2012(A)
From operations:
Net investment income (loss)	$(104,135)	$(12,207)
Net realized gain (loss) from investment securities and futures contracts	268,503	2,915
Net change in unrealized appreciation (depreciation) on investment securities and futures contracts	1,266,966	156,864
Net increase (decrease) in net assets resulting from operations	1,431,334	147,572

Capital share transactions:
Proceeds from shares sold	54,535,132	19,300,744
Cost of shares redeemed	(2,658,656)	(180,551)
Net increase (decrease) in net assets resulting from capital shares transactions	51,876,476	19,120,193

Net increase (decrease) in net assets	53,307,810	19,267,765

Net assets:
Beginning of period	19,267,765	—
End of period	$72,575,575	$19,267,765
Undistributed (accumulated) net investment income (loss)	$(104,135)	$—

Share activity:
Shares issued	5,276,949	1,957,113
Shares redeemed	(259,935)	(18,070)
Net increase (decrease) in shares outstanding	5,017,014	1,939,043

(A)	Commenced operations on September 17, 2012.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Market Participation Strategy VP

FINANCIAL HIGHLIGHTS

For the periods ended:

For a share outstanding throughout each period
	Service Class
	June 30, 2013 (unaudited)		December 31, 2012(A)
Net asset value
Beginning of period	$9.94		$10.00
Investment operations
Net investment income (loss)(B)	(0.03)		(0.01)
Net realized and unrealized gain (loss)	0.52		(0.05)
Total investment operations	0.49		(0.06)
Net asset value
End of period	$10.43		$9.94
Total return(C)	4.93	%(D)	(0.60	)%(D)
Net assets end of period (000’s)	$72,576		$19,268
Ratio and supplemental data
Expenses to average net assets
After (waived/reimbursed) recaptured	1.07	%(E)	1.07	%(E)
Before (waived/reimbursed) recaptured	1.17	%(E)	1.88	%(E)
Net investment income (loss) to average net assets	(0.52	)%(E)	(0.49	)%(E)
Portfolio turnover rate	2	%(D)	—%

(A)	Commenced operations on September 17, 2012.
(B)	Calculated based on average number of shares outstanding.
(C)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Annualized.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Market Participation Strategy VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2013

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Market Participation Strategy VP (the “Portfolio”) is a series of TST.

The Portfolio currently offers one class of shares: Service Class.

Transamerica Asset Management, Inc. (“TAM”) provides continuous and regular investment advisory services to the Portfolio. TAM acts as a manager of managers, providing advisory services that include, without limitation, the design and development of each Portfolio and its investment strategy and the ongoing review and evaluation of that investment strategy including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for each Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending and implementing fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolios’ investments; regular review of sub-adviser performance and holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation of portfolio holdings; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolios’ Board of Trustees; oversight of preparation of prospectuses, shareholder reports and other disclosure materials and filings; and oversight of other service providers to the Portfolios, such as the custodian, the transfer agent, the administrator, the distributor, the Portfolios’ independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations for the Portfolios; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment advisory services. Where TAM employs sub-advisers, the sub-advisers carry out and effectuate the investment strategy designed for the Portfolios by TAM and are responsible, subject to TAM’s and the Board of Trustees oversight, for the day-to-day management of the Portfolios and for making decisions to buy, hold or sell a particular security.

Transamerica Fund Services, Inc. (“TFS”) provides supervisory and administrative services to each Portfolio. TFS’s supervisory and administrative services include performing certain administrative services for the Portfolios and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided for the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TFS has outsourced the provision of certain services as described below; to the extent agreed upon by TFS and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of net asset values; shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; recommending and implementing fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and its dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; preparation of agendas and supporting documents for and minutes of meetings of Trustees and committees of Trustees; and preparation of regular communications with the Trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TFS to perform supervisory and administrative services to the Portfolio. State Street performs back office services to support TFS, including furnishing financial and performance information about the Portfolios for inclusion in regulatory filings and Trustee and shareholder reports; preparing drafts of regulatory filings, Trustee materials, tax returns, expenses and budgeting; tax compliance testing; and maintaining books and records. TFS pays all expenses it incurs in connection with providing these services in the Amended and Restated Services Agreement with the exception of the costs of certain services specifically assumed by the Portfolios, as numerated within the Statement of Operations.

This report should be read in conjunction with the Portfolio’s current prospectus, which contains additional information about the Portfolio, including investment objectives and strategies.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of securities exposes the Portfolio to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral; or

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Market Participation Strategy VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 1. (continued)

(iv) the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrowed.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio (“Navigator”), a money market mutual fund registered under the 1940 Act. The Transamerica Asset Management family of mutual funds is a significant shareholder of the Navigator as of June 30, 2013. No individual portfolio has a significant holding in the Navigator.

By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees.

Such income is reflected separately in the Statement of Operations. Income from loaned securities in the Statement of Operations is net of fees and rebates earned by the lending agent for its services. The value of loaned securities and related collateral outstanding at June 30, 2013 are shown in the Statement of Investments and the Statement of Assets and Liabilities.

Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

The open repurchase agreements and related collateral at June 30, 2013 are listed in the Schedule of Investments.

Option contracts: The Portfolio is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Portfolio enters into option contracts to manage exposure to various market fluctuations. The Portfolio purchases or writes put and call options on U.S. securities, indices, futures, swaps (“swaptions”), commodities, and currency transactions. Options are valued at the average of the bid and ask (“Mean Quote”) established each day at the close of the board of trade or exchange on which they are traded. Options are marked-to-market daily to reflect the current value of the option. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts, the possibility of an illiquid market, and an inability of the counterparty to meet the contract terms.

Purchased options: Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Portfolio pays premiums, which are included in the Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid from options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying U.S. security, index, futures, swaption, commodity, or currency transaction to determine the realized gain or loss.

Futures contracts: The Portfolio is subject to equity and commodity price risks, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The open futures contracts at June 30, 2013 are listed in the Schedule of Investments. The variation margin receivable or payable, as applicable, is included in the Statement of Assets and Liabilities.

Cash overdraft: Throughout the period, the Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the federal funds rate. Payables, if any, are reflected as Due to Custodian in the Statement of Assets and Liabilities. Expenses from cash overdrafts are included in Other in the Statement of Operations.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Market Participation Strategy VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 1. (continued)

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend date, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The Portfolio’s Board of Trustees has delegated the valuation functions on a day-to-day basis to TAM, subject to board oversight. TAM has formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board of Trustees. These policies and procedures are reviewed at least annually by the Board of Trustees. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Funds use fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair market value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Market Participation Strategy VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 2. (continued)

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the net asset value of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

Short-term notes: Short-term notes are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values would be generally categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Government securities: Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Government securities generally are categorized in Level 2 of the fair value hierarchy, or in Level 3 if inputs are unobservable.

U.S. government agency securities: U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government securities. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Derivative instruments: Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in level 1 of the fair value hierarchy. Over the counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. A substantial majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized in level 2 of the fair value hierarchy or in Level 3 if inputs are unobservable.

The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2013 is disclosed in the Valuation Summary of the Schedule of Investments.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.

TAM, the Portfolio’s investment adviser, is directly owned by Western Reserve Life Assurance Co. of Ohio and AUSA Holding Company (“AUSA”), both of which are indirect, wholly-owned subsidiaries of Aegon NV. AUSA is wholly-owned by Aegon USA, LLC (“Aegon USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Aegon USA is owned by Aegon US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

TFS is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS, and TCI. No interested trustee receives compensation from the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Market Participation Strategy VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 3. (continued)

Investment advisory fees: The Portfolio pays management fees to TAM based on average daily net assets (“ANA”) at the following rates and breakpoints:

First $500 million	0.650%
Over $500 million up to $1 billion	0.620%
Over $1 billion up to $1.5 billion	0.590%
Over $1.5 billion	0.570%

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

Expense limit	Maximum Operating Expense Limit Effective Through
0.82%	May 1, 2014

TAM is entitled to reimbursement by the Portfolio of fees waived and/or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit.

During the period ended June 30, 2013, there was $20,174 waived/reimbursed by TAM.

The following amount was available for recapture by TAM as of June 30, 2013:

Amount Available	Year Reimbursed	Available Through
$20,026	2012	12/31/2014

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Portfolio’s distributor.

Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares, amounts equal to actual expenses associated with distributing the shares.

The Portfolio is authorized under the Distribution Plan to pay fees up to a limit of 0.25% for Service Class.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. The Portfolio pays TFS an annual fee of 0.025% of ANA. The Legal fees in the Statement of Operations are for fees paid to external legal counsel.

Transfer agent services: TFS provides transfer agency services under the Administrative Agreement and is compensated for such services under that agreement. For the period ended June 30, 2013 amounts paid to TFS by the Portfolio are included in Transfer Agent in the Statement of Operations and amounts payable to TFS as of June 30, 2013 are included in Transfer agent fees in the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), as elected by the Trustee.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Market Participation Strategy VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 4. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2013 were as follows:

Purchases of securities:
Long-term	$9,154,128
U.S. Government	38,332,595
Proceeds from maturities and sales of securities:
Long-term	—
U.S. Government	694,610

NOTE 5. DERIVATIVE FINANCIAL INSTRUMENTS

The Portfolio is subject to various risks in the normal course of pursuing its investment objective. The volume of futures contracts held throughout the period stayed constant at one contract. The volume of purchased options held averaged two contracts throughout the period, beginning at one contract and ending at three contracts. The tables below highlight the types of risks associated with the Portfolio and how the aforementioned derivative instruments are used to mitigate such risks:

Fair Values of Derivative Instruments in the Statement of Assets and Liabilities as of June 30, 2013:

Derivatives not accounted for as hedging instruments

Location	Equity contracts
Asset Derivatives
Purchased options, at value (A)	$13,810,163
Unrealized appreciation on futures contracts (B)	5,424
Total	$13,815,587

(A)	Included within Investment securities, at value.
(B)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Effect of Derivative Instruments in the Statement of Operations for the period ended June 30, 2013:

Derivatives not accounted for as hedging instruments

Location	Equity contracts
Net Realized Gain (Loss) on derivatives recognized in income
Net realized gain (loss) on futures contracts	$268,465
Net change in Unrealized Appreciation (Depreciation) on derivatives recognized in income
Net change in unrealized appreciation (depreciation) on purchased options (C)	2,084,502
Net change in unrealized appreciation (depreciation) on futures contracts	5,424
Total	$2,358,391

(C)	Included within Net change in unrealized appreciation (depreciation) on Investment securities.

NOTE 6. FEDERAL INCOME TAX MATTERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Portfolio’s tax provisions taken or expected to be taken for the open tax year 2012, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other in the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Market Participation Strategy VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 6. (continued)

jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

NOTE 7. SUBSEQUENT EVENT

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Market Participation Strategy VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board”) held on June 12-13, 2013, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Market Participation Strategy VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”). The Board also reviewed and considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Investment Advisory Agreement, the “Agreements”) for the Portfolio between TAM and Quantitative Management Associates LLC (the “Sub-Adviser”).

Following their review and consideration, the Trustees determined that the terms of the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable and that the renewal of each of the Agreements is in the best interests of the Portfolio and its shareholders. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Agreements through June 30, 2014. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the Agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and/or their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM and the Sub-Adviser; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser.

The Board also considered the continuous and regular investment advisory and other services provided by TAM for the portion of the management fee it retains after payment of the sub-advisory fee. The Board noted that the investment advisory services include the design and development of the Portfolio and its investment strategy, TAM’s selection, ongoing oversight and monitoring of the Sub-Adviser, TAM’s daily supervision of the Portfolio’s investments and recommendations to change the Portfolio’s investment strategy or sub-adviser where it believes appropriate or advisable. The Board also noted that TAM provides services to all Transamerica mutual funds, including the Portfolio, in the form of oversight of the services provided by the funds’ administrator, custodian and transfer agent and supervision of the performance of recordkeeping, shareholder relations, regulatory reporting and compliance functions of the funds.

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the performance of the Portfolio since its recent inception in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmarks, in each case for the period ended December 31, 2012.

The Board noted that the performance of the Service Class of the Portfolio was below the median for its peer universe since inception. The Board also noted that the performance of the Service Class of the Portfolio was below its composite benchmark since inception. The Trustees discussed the reasons for the underperformance with TAM and agreed to continue to monitor the performance of the Portfolio. The Board noted that the Portfolio has had a limited performance history since inception.

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be procured by TAM and provided by the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and that is competitive with other investment companies.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of other investment

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Market Participation Strategy VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by TAM.

The Board noted that the Portfolio’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Service Class of the Portfolio were below the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser and is paid by TAM and not the Portfolio. As a result, the Board principally considered the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any further economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from these economies of scale. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser and whether the Portfolio has achieved economies of scale in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered any other benefits derived by TAM, its affiliates and the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement is in the best interests of the Portfolio and its shareholders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica MFS International Equity VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2013, and held for the entire period until June 30, 2013.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses(A)
Portfolio Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period(B)	Ending Account Value	Expenses Paid During Period(B)	Annualized Expense Ratio
Transamerica MFS International Equity VP
Initial Class	$1,000.00	$1,016.10	$5.14	$1,019.42	$5.15	1.04%
Service Class	1,000.00	1,014.90	6.37	1,018.19	6.38	1.29

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratios (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (179 days), and divided by the number of days in the year (365 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2013

(the following chart summarizes the Schedule of Investments of the portfolio by asset type)

(unaudited)

Asset Type	% of Net Assets
Common Stocks	98.0%
Securities Lending Collateral	3.4
Repurchase Agreement	1.4
Other Assets and Liabilities - Net	(2.8)
Total	100.0%

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica MFS International Equity VP

SCHEDULE OF INVESTMENTS

At June 30, 2013

(unaudited)

	Shares	Value
COMMON STOCKS - 98.0%
Australia - 0.6%
QBE Insurance Group, Ltd.	99,551	$ 1,373,859
Brazil - 1.6%
BM&FBovespa SA (A)	176,300	976,569
Itau Unibanco Holding SA - ADR	167,343	2,162,072
Tim Participacoes SA - ADR	26,320	489,552
Canada - 2.8%
Canadian National Railway Co.	53,400	5,194,218
Shoppers Drug Mart Corp. (B)	27,290	1,259,020
Czech Republic - 0.5%
Komercni Banka AS	5,713	1,060,514
France - 12.8%
Air Liquide SA - Class A	38,119	4,707,219
Danone SA	70,883	5,319,989
Dassault Systemes SA	12,074	1,477,001
GDF Suez	80,114	1,568,898
Legrand SA	61,803	2,867,090
LVMH Moet Hennessy Louis Vuitton SA	28,314	4,588,435
Pernod-Ricard SA	39,849	4,418,757
Schneider Electric SA	65,977	4,786,032
Germany - 11.5%
Bayer AG	80,646	8,600,423
Beiersdorf AG	40,864	3,563,771
Deutsche Boerse AG	9,327	613,944
Linde AG	32,124	5,994,064
Merck KGaA	24,892	3,792,497
SAP AG	55,577	4,069,948
Hong Kong - 3.4%
AIA Group, Ltd.	649,600	2,751,318
China Unicom Hong Kong, Ltd.	1,254,000	1,668,540
Li & Fung, Ltd. (B)	2,540,000	3,484,454
India - 1.3%
ICICI Bank, Ltd. - ADR (B)	78,580	3,005,685
Italy - 0.4%
Saipem SpA	60,788	988,267
Japan - 12.9%
Canon, Inc. (B)	45,100	1,471,048
Denso Corp.	117,200	5,512,583
FANUC Corp.	18,600	2,696,794
Honda Motor Co., Ltd.	154,000	5,721,819
Hoya Corp.	139,300	2,877,855
INPEX Corp.	631	2,633,938
Kyocera Corp.	9,500	967,433
Lawson, Inc.	35,800	2,732,466
Shin-Etsu Chemical Co., Ltd.	78,600	5,214,640
Korea, Republic of - 0.9%
Samsung Electronics Co., Ltd.	1,681	1,975,309
Netherlands - 7.8%
Akzo Nobel NV	62,674	3,533,619
Heineken NV	81,712	5,206,341
ING Groep NV (A)	515,974	4,701,321
Randstad Holding NV	114,508	4,695,052
Russian Federation - 0.5%
Sberbank of Russia - ADR (A)	94,136	1,072,209
Singapore - 1.7%
DBS Group Holdings, Ltd.	242,000	2,959,369
Singapore Telecommunications, Ltd.	360,700	1,072,851
Spain - 2.3%
Amadeus IT Holding SA - Class A	131,801	4,212,624

	Shares	Value
Spain (continued)
Banco Santander SA	165,672	$ 1,057,101
Sweden - 0.9%
Hennes & Mauritz AB - Class B	64,920	2,133,635
Switzerland - 10.6%
Julius Baer Group, Ltd. (A)	92,437	3,610,186
Keuhne & Nagel International AG	11,820	1,297,691
Nestle SA	118,024	7,740,815
Roche Holding AG	16,645	4,141,205
Sonova Holding AG (A)	15,170	1,609,268
Swiss Re AG (A)	27,683	2,060,362
UBS AG - Class A (A)	235,188	4,003,835
Taiwan - 2.5%
Hon Hai Precision Industry Co., Ltd.	700,390	1,729,301
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	225,957	4,139,532
United Kingdom - 19.2%
Barclays PLC	665,138	2,816,915
BG Group PLC	202,328	3,441,968
Compass Group PLC	428,340	5,472,462
Diageo PLC	134,799	3,854,423
Hays PLC	729,025	986,287
HSBC Holdings PLC	683,609	7,090,991
Reckitt Benckiser Group PLC	64,159	4,535,639
Rio Tinto PLC	79,470	3,242,938
Smiths Group PLC	133,984	2,665,481
Standard Chartered PLC	245,157	5,320,875
WPP PLC - Class A	295,779	5,047,485
United States - 3.8%
Check Point Software Technologies, Ltd. (A) (B)	29,780	1,479,470
Delphi Automotive PLC - Class A	62,400	3,163,056
Valeant Pharmaceuticals International, Inc. (A)	26,080	2,244,967
Yum! Brands, Inc.	26,980	1,870,793

Total Common Stocks (cost $197,848,841)		226,796,088

SECURITIES LENDING COLLATERAL - 3.4%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.18% (C)	7,900,583	7,900,583

Total Securities Lending Collateral (cost $7,900,583)		7,900,583

	Principal	Value
REPURCHASE AGREEMENT - 1.4%
State Street Bank & Trust Co. 0.03% (C), dated 06/28/2013, to be repurchased at $3,189,601 on 07/01/2013. Collateralized by a U.S. Government Agency Obligation, 2.50%, due 04/01/2028, and with a value of $3,256,173.	$ 3,189,593	3,189,593

Total Repurchase Agreement (cost $3,189,593)		3,189,593

Total Investment Securities (cost $208,939,017) (D)		237,886,264
Other Assets and Liabilities - Net		(6,480,845)

Net Assets		$ 231,405,419

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica MFS International Equity VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

INVESTMENTS BY INDUSTRY:	Percentage of Total Investment Securities	Value
Commercial Banks	11.2%	$26,545,731
Chemicals	8.2	19,449,542
Pharmaceuticals	7.9	18,779,092
Beverages	5.7	13,479,521
Food Products	5.5	13,060,804
Auto Components	3.6	8,675,639
Textiles, Apparel & Luxury Goods	3.4	8,072,889
Electrical Equipment	3.2	7,653,122
Capital Markets	3.2	7,614,021
Hotels, Restaurants & Leisure	3.1	7,343,255
Software	2.9	7,026,419
Diversified Financial Services	2.6	6,291,834
Insurance	2.6	6,185,539
Semiconductors & Semiconductor Equipment	2.6	6,114,841
Oil, Gas & Consumable Fuels	2.6	6,075,906
Automobiles	2.4	5,721,819
Professional Services	2.4	5,681,339
Electronic Equipment & Instruments	2.3	5,574,589
Road & Rail	2.2	5,194,218
Media	2.1	5,047,485
Household Products	1.9	4,535,639
IT Services	1.8	4,212,624
Food & Staples Retailing	1.7	3,991,486
Personal Products	1.5	3,563,771
Metals & Mining	1.4	3,242,938
Diversified Telecommunication Services	1.1	2,741,391
Machinery	1.1	2,696,794
Industrial Conglomerates	1.1	2,665,481
Specialty Retail	0.9	2,133,635
Health Care Equipment & Supplies	0.7	1,609,268
Multi-Utilities	0.7	1,568,898
Office Electronics	0.6	1,471,048
Marine	0.5	1,297,691
Energy Equipment & Services	0.4	988,267
Wireless Telecommunication Services	0.2	489,552

Investment Securities, at Value	95.3	226,796,088
Short-Term Investments	4.7	11,090,176

Total Investments	100.0%	$237,886,264

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	All or a portion of this security is on loan. The value of all securities on loan is $7,575,487. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rate shown reflects the yield at June 30, 2013.
(D)	Aggregate cost for federal income tax purposes is $208,939,017. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $38,170,112 and $9,222,865, respectively. Net unrealized appreciation for tax purposes is $28,947,247.

DEFINITION:

ADR	American Depositary Receipt

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica MFS International Equity VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2013
ASSETS
Investment Securities
Common Stocks	$27,057,143	$199,738,945	$—	$226,796,088
Securities Lending Collateral	7,900,583	—	—	7,900,583
Repurchase Agreement	—	3,189,593	—	3,189,593
Total Investment Securities	$34,957,726	$202,928,538	$—	$237,886,264

Other Assets (F)
Foreign Currency	$163,418	$—	$—	$163,418
Total Other Assets	$163,418	$—	$—	$163,418

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2013
LIABILITIES
Other Liabilities (F)
Collateral for Securities on Loan	$—	$(7,900,583)	$—	$(7,900,583)
Total Other Liabilities	$—	$(7,900,583)	$—	$(7,900,583)

(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended June 30, 2013. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
(F)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica MFS International Equity VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2013

(unaudited)

Assets:
Investment securities, at value (cost: $205,749,424) (including securities loaned of $7,575,487)	$234,696,671
Repurchase agreement, at value (cost: $3,189,593)	3,189,593
Foreign currency, at value (cost: $165,176)	163,418
Receivables:
Shares sold	144,453
Investment securities sold	472,685
Interest	3
Dividends	327,395
Dividend reclaims	644,239
Securities lending income (net)	7,274
Prepaid expenses	1,234

Total assets	239,646,965

Liabilities:
Accounts payable and accrued liabilities:
Shares redeemed	105,567
Administration fees	4,540
Management and advisory fees	163,452
Distribution and service fees	8,580
Transfer agent fees	32
Trustees fees	82
Other	58,710
Collateral for securities on loan	7,900,583

Total liabilities	8,241,546

Net assets	$231,405,419

Net assets consist of:
Capital stock ($0.01 par value)	$305,575
Additional paid-in capital	223,037,736
Undistributed (accumulated) net investment income (loss)	5,798,048
Undistributed (accumulated) net realized gain (loss) from investment securities and foreign currency translations contracts	(26,720,707)
Net unrealized appreciation (depreciation) on:
Investment securities	28,947,247
Translation of assets and liabilities denominated in foreign currencies	37,520

Net assets	$231,405,419

Net assets by class:
Initial Class	$187,789,525
Service Class	43,615,894
Shares outstanding:
Initial Class	24,728,144
Service Class	5,829,371
Net asset value and offering price per share:
Initial Class	$7.59
Service Class	7.48

STATEMENT OF OPERATIONS

For the period ended June 30, 2013

(unaudited)

Investment Income:
Dividend income (net of withholding taxes on foreign dividends of $364,426)	$3,850,505
Interest income	355
Securities lending income (net)	80,669

Total investment income	3,931,529

Expenses:
Management and advisory	1,050,702
Distribution and service:
Service Class	52,422
Transfer agent	889
Printing and shareholder reports	18,634
Custody	85,057
Administration	29,186
Legal	5,587
Audit and tax	14,430
Trustees	4,324
Other	2,994

Total expenses	1,264,225

Net investment income (loss)	2,667,304

Net realized gain (loss) on transactions from:
Investment securities	2,168,613
Foreign currency transactions	(22,886)

Total realized gain (loss)	2,145,727

Net change in unrealized appreciation (depreciation) on:
Investment securities	(1,220,511)
Translation of assets and liabilities denominated in foreign currencies	(25,756)

Net change in unrealized appreciation (depreciation)	(1,246,267)

Net realized and change in unrealized gain (loss)	899,460

Net increase (decrease) in net assets resulting from operations	$3,566,764

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica MFS International Equity VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2013 (unaudited)	December 31, 2012
From operations:
Net investment income (loss)	$2,667,304	$3,216,180
Net realized gain (loss) from investment securities and foreign currency translations contracts	2,145,727	2,452,727
Net change in unrealized appreciation (depreciation) on investment securities and foreign currency translations	(1,246,267)	33,508,118
Net increase (decrease) in net assets resulting from operations	3,566,764	39,177,025

Distributions to shareholders:
From net investment income:
Initial Class	—	(2,807,134)
Service Class	—	(413,307)
Total distributions to shareholders	—	(3,220,441)

Capital share transactions:
Proceeds from shares sold:
Initial Class	20,583,895	31,348,918
Service Class	13,916,707	21,104,408
	34,500,602	52,453,326
Dividend and distributions reinvested:
Initial Class	—	2,807,134
Service Class	—	413,307
	—	3,220,441
Cost of shares redeemed:
Initial Class	(21,243,736)	(36,196,718)
Service Class	(7,713,830)	(10,077,681)
	(28,957,566)	(46,274,399)
Net increase (decrease) in net assets resulting from capital shares transactions	5,543,036	9,399,368

Net increase (decrease) in net assets	9,109,800	45,355,952

Net assets:
Beginning of period/year	222,295,619	176,939,667
End of period/year	$231,405,419	$222,295,619
Undistributed (accumulated) net investment income (loss)	$5,798,048	$3,130,744

Share activity:
Shares issued:
Initial Class	2,687,811	4,647,439
Service Class	1,832,305	3,112,510
	4,520,116	7,759,949
Shares issued-reinvested from dividends and distributions:
Initial Class	—	415,257
Service Class	—	61,872
	—	477,129
Shares redeemed:
Initial Class	(2,770,179)	(5,375,991)
Service Class	(1,024,533)	(1,540,924)
	(3,794,712)	(6,916,915)

Net increase (decrease) in shares outstanding:
Initial Class	(82,368)	(313,295)
Service Class	807,772	1,633,458
	725,404	1,320,163

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica MFS International Equity VP

FINANCIAL HIGHLIGHTS

For the period or years ended:

For a share outstanding throughout each period/year	Initial Class
	June 30, 2013 (unaudited)		December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
Net asset value
Beginning of period/year	$7.47		$6.22	$7.01	$6.44	$4.98	$8.88
Investment operations
Net investment income (loss)(A)	0.09		0.12	0.12	0.09	0.08	0.15
Net realized and unrealized gain (loss)	0.03		1.25	(0.82)	0.57	1.53	(3.04)
Total investment operations	0.12		1.37	(0.70)	0.66	1.61	(2.89)
Distributions
Net investment income	—		(0.12)	(0.09)	(0.09)	(0.15)	(0.13)
Net realized gains	—		—	—	—	—	(0.88)
Total distributions	—		(0.12)	(0.09)	(0.09)	(0.15)	(1.01)
Net asset value
End of period/year	$7.59		$7.47	$6.22	$7.01	$6.44	$4.98
Total return(B)	1.61	%(C)	22.16%	(10.06)%	10.50%	32.68%	(35.29)%
Net assets end of period/year (000’s)	$187,790		$185,299	$156,152	$190,625	$191,514	$167,025
Ratio and supplemental data
Expenses to average net assets	1.04	%(D)	1.06%	1.04%	1.05%	1.08%	1.05%
Net investment income (loss) to average net assets	2.32	%(D)	1.67%	1.72%	1.36%	1.58%	2.03%
Portfolio turnover rate	11	%(C)	27%	28%	25%	18%	26%

(A)	Calculated based on average number of shares outstanding.
(B)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(C)	Not annualized.
(D)	Annualized.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

For a share outstanding throughout each period/year	Service Class
	June 30, 2013 (unaudited)		December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
Net asset value
Beginning of period/year	$7.37		$6.14	$6.92	$6.36	$4.92	$8.80
Investment operations
Net investment income (loss)(A)	0.08		0.09	0.10	0.07	0.06	0.12
Net realized and unrealized gain (loss)	0.03		1.24	(0.81)	0.57	1.51	(3.01)
Total investment operations	0.11		1.33	(0.71)	0.64	1.57	(2.89)
Distributions
Net investment income	—		(0.10)	(0.07)	(0.08)	(0.13)	(0.11)
Net realized gains	—		—	—	—	—	(0.88)
Total distributions	—		(0.10)	(0.07)	(0.08)	(0.13)	(0.99)
Net asset value
End of period/year	$7.48		$7.37	$6.14	$6.92	$6.36	$4.92
Total return(B)	1.49	%(C)	21.87%	(10.22)%	10.30%	32.24%	(35.54)%
Net assets end of period/year (000’s)	$43,616		$36,997	$20,788	$20,546	$13,324	$7,656
Ratio and supplemental data
Expenses to average net assets	1.29	%(D)	1.31%	1.29%	1.30%	1.33%	1.30%
Net investment income (loss) to average net assets	2.12	%(D)	1.37%	1.45%	1.06%	1.17%	1.76%
Portfolio turnover rate	11	%(C)	27%	28%	25%	18%	26%

(A)	Calculated based on average number of shares outstanding.
(B)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(C)	Not annualized.
(D)	Annualized.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica MFS International Equity VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2013

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica MFS International Equity VP (the “Portfolio”) is a series of TST.

The Portfolio currently offers two classes of shares: Initial Class and Service Class.

Transamerica Asset Management, Inc. (“TAM”) provides continuous and regular investment advisory services to the Portfolio. TAM acts as a manager of managers, providing advisory services that include, without limitation, the design and development of each Portfolio and its investment strategy and the ongoing review and evaluation of that investment strategy including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for each Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending and implementing fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolios’ investments; regular review of sub-adviser performance and holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation of portfolio holdings; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolios’ Board of Trustees; oversight of preparation of prospectuses, shareholder reports and other disclosure materials and filings; and oversight of other service providers to the Portfolios, such as the custodian, the transfer agent, the administrator, the distributor, the Portfolios’ independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations for the Portfolios; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment advisory services. Where TAM employs sub-advisers, the sub-advisers carry out and effectuate the investment strategy designed for the Portfolios by TAM and are responsible, subject to TAM’s and the Board of Trustees oversight, for the day-to-day management of the Portfolios and for making decisions to buy, hold or sell a particular security.

Transamerica Fund Services, Inc. (“TFS”) provides supervisory and administrative services to each Portfolio. TFS’s supervisory and administrative services include performing certain administrative services for the Portfolios and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided for the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TFS has outsourced the provision of certain services as described below; to the extent agreed upon by TFS and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of net asset values; shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; recommending and implementing fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and its dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; preparation of agendas and supporting documents for and minutes of meetings of Trustees and committees of Trustees; and preparation of regular communications with the Trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TFS to perform supervisory and administrative services to the Portfolio. State Street performs back office services to support TFS, including furnishing financial and performance information about the Portfolios for inclusion in regulatory filings and Trustee and shareholder reports; preparing drafts of regulatory filings, Trustee materials, tax returns, expenses and budgeting; tax compliance testing; and maintaining books and records. TFS pays all expenses it incurs in connection with providing these services in the Amended and Restated Services Agreement with the exception of the costs of certain services specifically assumed by the Portfolios, as numerated within the Statement of Operations.

This report should be read in conjunction with the Portfolio’s current prospectus, which contains additional information about the Portfolio, including investment objectives and strategies.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of securities exposes the Portfolio to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral; or

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica MFS International Equity VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 1. (continued)

(iv) the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrowed.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio (“Navigator”), a money market mutual fund registered under the 1940 Act. The Transamerica Asset Management family of mutual funds is a significant shareholder of the Navigator as of June 30, 2013. No individual portfolio has a significant holding in the Navigator.

By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees.

Such income is reflected separately in the Statement of Operations. Income from loaned securities in the Statement of Operations is net of fees and rebates earned by the lending agent for its services. The value of loaned securities and related collateral outstanding at June 30, 2013 are shown in the Schedule of Investments and the Statement of Assets and Liabilities.

Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

The open repurchase agreements and related collateral at June 30, 2013 are listed in the Schedule of Investments.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rates in effect when the investment was acquired. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country, or region.

Foreign taxes: The Portfolio may be subjected to taxes imposed by the countries in which they invest, with respect to their investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, has elected to place security transactions of the Portfolio with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions paid by the Portfolio be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

Commissions recaptured during the period ended June 30, 2013 of $1,268 are included in net realized gain (loss) in the Statement of Operations.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend date, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class, based upon net assets. Each class bears its own specific expenses in addition to the non-class specific expenses.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica MFS International Equity VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 1. (continued)

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The Portfolio’s Board of Trustees has delegated the valuation functions on a day-to-day basis to TAM, subject to board oversight. TAM has formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board of Trustees. These policies and procedures are reviewed at least annually by the Board of Trustees. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair market value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair market value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities (common and preferred stocks): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica MFS International Equity VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 2. (continued)

events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2 or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the net asset value of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Repurchase agreement: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2013, is disclosed in the Valuation Summary of the Schedule of Investments.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.

TAM, the Portfolio’s investment adviser, is directly owned by Western Reserve Life Assurance Co. of Ohio and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. AUSA is wholly owned by Aegon USA, LLC (“Aegon USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Aegon USA is owned by Aegon US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

TFS is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS, and TCI. No interested trustee receives compensation from the Portfolio.

The following schedule reflects the percentage of Portfolio assets owned by affiliated investment companies at June 30, 2013:

	Market Value	% of Net Assets
Transamerica BlackRock Tactical Allocation VP	$24,288,431	10.50%

Investment advisory fees: The Portfolio pays management fees to TAM based on average daily net assets (“ANA”) at the following rates and breakpoints:

First $250 million	0.900%
Over $250 million up to $500 million	0.875%
Over $500 million up to $1 billion	0.850%
Over $1 billion	0.800%

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

Expense limit	Maximum Operating Expense Limit Effective Through
1.125%	May 1, 2014

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica MFS International Equity VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 3. (continued)

TAM is entitled to reimbursement by the Portfolio of fees waived and/or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit.

During the period ended June 30, 2013, there were no amounts reimbursed/waived or recaptured by TAM. There were no amounts available for recapture by TAM as of June 30, 2013.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2014. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. The Portfolio pays TFS an annual fee of 0.025% of ANA. The Legal fees in the Statement of Operations are for fees paid to external legal counsel.

Transfer agent services: TFS provides transfer agency services under the Administrative Agreement and is compensated for such services under that agreement. For the period ended June 30, 2013 amounts paid to TFS by the Portfolio are included in Transfer Agent in the Statement of Operations and amounts payable to TFS as of June 30, 2013 are included in Transfer agent fees in the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), as elected by the Trustee.

NOTE 4. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2013 were as follows:

Purchases of securities:
Long-term	$33,061,675
U.S. Government	—
Proceeds from maturities and sales of securities:
Long-term	26,340,319
U.S. Government	—

NOTE 5. FEDERAL INCOME TAX MATTERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Portfolio’s tax provisions taken or expected to be taken for all open tax years 2009 - 2012, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Florida,

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica MFS International Equity VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 5. (continued)

and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

NOTE 6. SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica MFS International Equity VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board”) held on June 12-13, 2013, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica MFS International Equity VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”). The Board also reviewed and considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Investment Advisory Agreement, the “Agreements”) for the Portfolio between TAM and MFS Investment Management (the “Sub-Adviser”).

Following their review and consideration, the Trustees determined that the terms of the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable and that the renewal of each of the Agreements is in the best interests of the Portfolio and its shareholders. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Agreements through June 30, 2014. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the Agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and/or their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM and the Sub-Adviser; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment advisory and other services provided by TAM for the portion of the management fee it retains after payment of the sub-advisory fee. The Board noted that the investment advisory services include the design and development of the Portfolio and its investment strategy, TAM’s selection, ongoing oversight and monitoring of the Sub-Adviser, TAM’s daily supervision of the Portfolio’s investments and recommendations to change the Portfolio’s investment strategy or sub-adviser where it believes appropriate or advisable. The Board also noted that TAM provides services to all Transamerica mutual funds, including the Portfolio, in the form of oversight of the services provided by the funds’ administrator, custodian and transfer agent and supervision of the performance of recordkeeping, shareholder relations, regulatory reporting and compliance functions of the funds.

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2012.

The Board noted that the performance of the Initial Class of the Portfolio was above the median for its peer universe for the past 1-, 3- and 5- year periods and in line with the median for the past 10-year period. The Board also noted that the performance of the Initial Class of the Portfolio was above its benchmark for the past 1-, 3- and 5- year periods and below its benchmark for the past 10-year period.

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be procured by TAM and provided by the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and that is competitive with other investment companies.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of other investment

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica MFS International Equity VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by Strategic Insight, an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was above the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Initial Class of the Portfolio were above the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser and is paid by TAM and not the Portfolio. As a result, the Board principally considered the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any further economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from these economies of scale. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser and whether the Portfolio has achieved economies of scale in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered any other benefits derived by TAM, its affiliates and the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio. The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and its shareholders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement is in the best interests of the Portfolio and its shareholders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Morgan Stanley Capital Growth VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2013, and held for the entire period until June 30, 2013.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses(A)
Portfolio Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period(B)	Ending Account Value	Expenses Paid During Period(B)	Annualized Expense Ratio

Transamerica Morgan Stanley Capital Growth VP
Initial Class	$1,000.00	$1,119.20	$4.68	$1,020.11	$4.46	0.90%
Service Class	1,000.00	1,118.20	5.97	1,018.88	5.69	1.15

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (179 days), and divided by the number of days in the year (365 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2013

(The following chart summarizes the Schedule of Investments of the portfolio by asset type)

(unaudited)

Asset Type	% of Net Assets
Common Stocks	96.2%
Securities Lending Collateral	7.2
Repurchase Agreement	3.8
Preferred Stock	0.0
Other Assets and Liabilities - Net	(7.2)
Total	100.0%

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Morgan Stanley Capital Growth VP

SCHEDULE OF INVESTMENTS

At June 30, 2013

(unaudited)

	Shares	Value
PREFERRED STOCK - 0.0%
Automobiles - 0.0%
Better Place - Series C (A) (B) (C) (D)	300,469	$ 0

Total Preferred Stock (cost $1,364,129)		0

COMMON STOCKS - 96.2%
Automobiles - 2.4%
Tesla Motors, Inc. (A) (E)	39,920	4,288,606
Capital Markets - 2.4%
BlackRock, Inc. - Class A	17,378	4,463,539
Chemicals - 2.7%
Monsanto Co.	50,438	4,983,274
Commercial Services & Supplies - 3.1%
Edenred	185,139	5,663,173
Communications Equipment - 3.4%
Motorola Solutions, Inc.	108,164	6,244,308
Computers & Peripherals - 2.8%
Apple, Inc.	12,743	5,047,248
Diversified Financial Services - 4.1%
CME Group, Inc. - Class A	40,803	3,100,212
McGraw-Hill Cos., Inc.	44,831	2,384,561
MSCI, Inc. - Class A (A)	59,061	1,964,959
Electrical Equipment - 1.6%
First Solar, Inc. (A) (E)	64,248	2,873,813
Food & Staples Retailing - 0.5%
Whole Foods Market, Inc.	18,128	933,229
Food Products - 2.5%
Mead Johnson Nutrition Co. - Class A	56,908	4,508,821
Health Care Equipment & Supplies - 3.0%
Intuitive Surgical, Inc. (A)	10,743	5,442,189
Health Care Technology - 0.5%
athenahealth, Inc. (A) (E)	10,724	908,537
Hotels, Restaurants & Leisure - 2.7%
Starbucks Corp.	75,391	4,937,357
Insurance - 4.9%
American International Group, Inc. (A)	44,998	2,011,411
Arch Capital Group, Ltd. (A) (E)	50,819	2,612,605
Progressive Corp.	170,856	4,343,159
Internet & Catalog Retail - 14.2%
Amazon.com, Inc. (A)	50,727	14,086,381
Groupon, Inc. - Class A (A) (E)	481,463	4,092,435
NetFlix, Inc. (A)	4,085	862,303
priceline.com, Inc. (A)	8,265	6,836,229
Internet Software & Services - 17.0%
Baidu, Inc. - ADR (A)	21,068	1,991,558
Facebook, Inc. - Class A (A)	405,259	10,074,739
Google, Inc. - Class A (A)	15,863	13,965,309
LinkedIn Corp. - Class A (A)	15,814	2,819,636
Yandex NV - Class A (A)	72,154	1,993,615
IT Services - 7.4%
Mastercard, Inc. - Class A	11,187	6,426,931
Visa, Inc. - Class A	38,061	6,955,648

	Shares	Value
Life Sciences Tools & Services - 3.3%
Illumina, Inc. (A) (E)	80,326	$ 6,011,598
Media - 2.5%
Charter Communications, Inc. - Class A (A)	7,807	966,897
Naspers, Ltd. - Class N	35,842	2,646,892
Sirius XM Radio, Inc.	265,604	889,773
Oil, Gas & Consumable Fuels - 1.4%
Range Resources Corp.	32,122	2,483,673
Pharmaceuticals - 3.0%
Valeant Pharmaceuticals International, Inc. (A)	62,584	5,387,231
Professional Services - 2.7%
Intertek Group PLC	50,874	2,261,723
Verisk Analytics, Inc. - Class A (A)	45,167	2,696,470
Semiconductors & Semiconductor Equipment - 0.4%
ARM Holdings PLC - ADR	18,911	684,200
Software - 3.1%
Salesforce.com, Inc. (A)	98,216	3,749,887
Workday, Inc. - Class A (A)	28,752	1,842,716
Textiles, Apparel & Luxury Goods - 4.6%
Christian Dior SA	24,300	3,922,130
Coach, Inc. - Class A	79,352	4,530,206

Total Common Stocks (cost $140,082,360)		174,889,181

SECURITIES LENDING COLLATERAL - 7.2%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.18% (F)	13,112,230	13,112,230

Total Securities Lending Collateral (cost $13,112,230)		13,112,230

	Principal	Value
REPURCHASE AGREEMENT - 3.8%
State Street Bank & Trust Co. 0.03% (F), dated 06/28/2013, to be repurchased at $7,006,996 on 07/01/2013. Collateralized by a U.S. Government Agency Obligation, 2.50%, due 04/01/2028, and with a value of $7,148,779.	$ 7,006,979	7,006,979

Total Repurchase Agreement (cost $7,006,979)		7,006,979

Total Investment Securities (cost $161,565,698) (G)		195,008,390
Other Assets and Liabilities - Net		(13,153,207)

Net Assets		$ 181,855,183

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is $0, or less than 0.01% of the portfolio’s net assets.
(C)	Illiquid. Total aggregate market value of illiquid securities is $0, or less than 0.01% of the portfolio’s net assets.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Morgan Stanley Capital Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS (continued):

(D)	Restricted security. At 06/30/2013, the portfolio owned the respective securities which were restricted as to public resale:

Investment Securities	Description	Acquisition Date	Cost	Value	Value as % of Net Assets
Preferred Stock	Better Place - Series C	11/11/2011	$1,364,129	$0	0.00%

(E)	All or a portion of this security is on loan. The value of all securities on loan is $12,830,878. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(F)	Rate shown reflects the yield at June 30, 2013.
(G)	Aggregate cost for federal income tax purposes is $161,565,698. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $40,122,818 and $6,680,126, respectively. Net unrealized appreciation for tax purposes is $33,442,692.

DEFINITION:

ADR	American Depositary Receipt

VALUATION SUMMARY: (H)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2013
ASSETS
Investment Securities
Preferred Stock
Automobiles	$—	$—	$0	$0
Common Stocks	160,395,263	14,493,918	—	174,889,181
Securities Lending Collateral	13,112,230	—	—	13,112,230
Repurchase Agreement	—	7,006,979	—	7,006,979
Total Investment Securities	$173,507,493	$21,500,897	$0	$195,008,390

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2013
LIABILITIES
Other Liabilities (I)
Collateral for Securities on Loan	$—	$(13,112,230)	$—	$(13,112,230)
Total Other Liabilities	$—	$(13,112,230)	$—	$(13,112,230)

(H)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended June 30, 2013. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
(I)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

Level 3 Rollforward - Investment Securities

Securities	Beginning Balance at December 31, 2012	Purchases	Sales	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) (J)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at June 30, 2013 (K)	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at June 30, 2013 (J)
Preferred Stock	$90,141	$—	$—	$—	$—	$(90,141)	$—	$—	$0	$(90,141)

(J)	Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on Investments Held at June 30, 2013 may be due to an investment no longer held or categorized as Level 3 at period end.
(K)	Inputs used in the valuation of the Level 3 securities were not considered significant unobservable inputs.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Morgan Stanley Capital Growth VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2013

(unaudited)

Assets:
Investment securities, at value (cost: $154,558,719) (including securities loaned of $12,830,878)	$188,001,411
Repurchase agreement, at value (cost: $7,006,979)	7,006,979
Receivables:
Shares sold	86,340
Interest	6
Dividends	74,253
Dividend reclaims	1,352
Securities lending income (net)	7,631
Prepaid expenses	940

Total assets	195,178,912

Liabilities:
Accounts payable and accrued liabilities:
Shares redeemed	37,257
Administration fees	3,493
Management and advisory fees	117,911
Distribution and service fees	3,777
Transfer agent fees	24
Trustees fees	70
Other	48,967
Collateral for securities on loan	13,112,230

Total liabilities	13,323,729

Net assets	$181,855,183

Net assets consist of:
Capital stock ($0.01 par value)	$157,578
Additional paid-in capital	143,718,801
Undistributed (accumulated) net investment income (loss)	1,590,576
Undistributed (accumulated) net realized gain (loss) from investment securities and foreign currency transactions	2,945,536
Net unrealized appreciation (depreciation) on
investment securities	33,442,692

Net assets	$181,855,183

Net assets by class:
Initial Class	$162,183,267
Service Class	19,671,916
Shares outstanding:
Initial Class	14,039,925
Service Class	1,717,867
Net asset value and offering price per share:
Initial Class	$11.55
Service Class	11.45

STATEMENT OF OPERATIONS

For the period ended June 30, 2013

(unaudited)

Investment Income:
Dividend income (net of withholding taxes on foreign dividends of $80,989)	$959,776
Interest income	1,241
Securities lending income (net)	147,472

Total investment income	1,108,489

Expenses:
Management and advisory	703,275
Distribution and service:
Service Class	23,216
Transfer agent	662
Printing and shareholder reports	19,883
Custody	22,688
Administration	21,977
Legal	4,222
Audit and tax	6,455
Trustees	3,214
Other	2,364

Total expenses	807,956

Recaptured expenses	6,145

Net expenses	814,101

Net investment income (loss)	294,388

Net realized gain (loss) on transactions from:
Investment securities	2,808,159
Foreign currency transactions	3,667

Total realized gain (loss)	2,811,826

Net change in unrealized appreciation (depreciation) on:
Investment securities	17,050,451

Net change in unrealized appreciation (depreciation)	17,050,451

Net realized and change in unrealized gain (loss)	19,862,277

Net increase (decrease) in net assets resulting from operations	$20,156,665

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Morgan Stanley Capital Growth VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2013 (unaudited)	December 31, 2012
From operations:
Net investment income (loss)	$294,388	$1,295,047
Net realized gain (loss) from investment securities and foreign currency transactions	2,811,826	134,835
Net change in unrealized appreciation (depreciation) on investment securities and foreign currency translations	17,050,451	23,250,119
Net increase (decrease) in net assets resulting from operations	20,156,665	24,680,001

Distributions to shareholders:
From net realized gains:
Initial Class	—	(29,339,982)
Service Class	—	(3,080,005)
Total distributions to shareholders	—	(32,419,987)

Capital share transactions:
Proceeds from shares sold:
Initial Class	2,212,403	7,995,611
Service Class	2,995,832	11,416,790
	5,208,235	19,412,401
Dividends and distributions reinvested:
Initial Class	—	29,339,982
Service Class	—	3,080,005
	—	32,419,987
Cost of shares redeemed:
Initial Class	(12,413,248)	(28,141,023)
Service Class	(3,649,581)	(7,671,965)
	(16,062,829)	(35,812,988)
Net increase (decrease) in net assets resulting from capital shares transactions	(10,854,594)	16,019,400
Net increase (decrease) in net assets	9,302,071	8,279,414

Net assets:
Beginning of period/year	172,553,112	164,273,698
End of period/year	$181,855,183	$172,553,112
Undistributed (accumulated) net investment income (loss)	$1,590,576	$1,296,188

Share activity:
Shares issued:
Initial Class	202,157	671,976
Service Class	273,835	982,866
	475,992	1,654,842
Shares issued-reinvested from dividends and distributions:
Initial Class	—	2,984,739
Service Class	—	315,251
	—	3,299,990
Shares redeemed:
Initial Class	(1,123,662)	(2,444,958)
Service Class	(334,747)	(665,126)
	(1,458,409)	(3,110,084)

Net increase (decrease) in shares outstanding:
Initial Class	(921,505)	1,211,757
Service Class	(60,912)	632,991
	(982,417)	1,844,748

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Morgan Stanley Capital Growth VP

FINANCIAL HIGHLIGHTS

For the period or years ended:

For a share outstanding throughout each period/year	Initial Class
	June 30, 2013 (unaudited)		December 31, 2012	December 31, 2011		December 31, 2010		December 31, 2009	December 31, 2008
Net asset value
Beginning of period/year	$10.32		$11.03	$11.71		$9.28		$7.43	$13.88
Investment operations
Net investment income (loss)(A)	0.02		0.09	(0.01)		—	(B)	0.07	0.18
Net realized and unrealized gain (loss)	1.21		1.51	(0.67)		2.52		1.99	(4.67)
Total investment operations	1.23		1.60	(0.68)		2.52		2.06	(4.49)
Distributions
Net investment income	—		—	—		(0.09)		(0.21)	(0.21)
Net realized gains	—		(2.31)	—		—		—	(1.75)
Total distributions	—		(2.31)	—		(0.09)		(0.21)	(1.96)
Net asset value
End of period/year	$11.55		$10.32	$11.03		$11.71		$9.28	$7.43
Total return(C)	11.92	%(D)	15.55%	(5.81)%		27.44%		27.91%	(36.36)%
Net assets end of period/year (000’s)	$162,183		$154,340	$151,683		$179,705		$156,691	$146,079
Ratio and supplemental data
Expenses to average net assets
After (waiver/reimbursement) recapture	0.90	%(E)	0.90%	0.90%		0.90%		0.90%	0.86%
Before (waiver/reimbursement) recapture	0.89	%(E)	0.91%	0.91%		0.91%		0.90%	0.86%
Net investment income (loss) to average net assets	0.36	%(E)	0.75%	(0.05)%		—	%(F)	0.94%	1.62%
Portfolio turnover rate	20	%(D)	51%	105	%(G)	44%		131%	35%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Annualized.
(F)	Rounds to less than 0.01% or (0.01)%.
(G)	Increase in portfolio turnover rate was triggered by a change in the portfolio’s sub-adviser.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

For a share outstanding throughout each period/year	Service Class
	June 30, 2013 (unaudited)		December 31, 2012	December 31, 2011		December 31, 2010	December 31, 2009	December 31, 2008
Net asset value
Beginning of period/year	$10.24		$10.99	$11.69		$9.27	$7.41	$13.83
Investment operations
Net investment income (loss)(A)	0.01		0.06	(0.03)		(0.02)	0.05	0.15
Net realized and unrealized gain (loss)	1.20		1.50	(0.67)		2.51	1.98	(4.66)
Total investment operations	1.21		1.56	(0.70)		2.49	2.03	(4.51)
Distributions
Net investment income	—		—	—		(0.07)	(0.17)	(0.16)
Net realized gains	—		(2.31)	—		—	—	(1.75)
Total distributions	—		(2.31)	—		(0.07)	(0.17)	(1.91)
Net asset value
End of period/year	$11.45		$10.24	$10.99		$11.69	$9.27	$7.41
Total return(B)	11.82	%(C)	15.20%	(5.99)%		27.09%	27.57%	(36.54)%
Net assets end of period/year (000’s)	$19,672		$18,213	$12,591		$8,575	$5,301	$4,065
Ratio and supplemental data
Expenses to average net assets
After (waiver/reimbursement) recapture	1.15	%(D)	1.15%	1.15%		1.15%	1.15%	1.11%
Before (waiver/reimbursement) recapture	1.14	%(D)	1.16%	1.16%		1.16%	1.15%	1.11%
Net investment income (loss) to average net assets	0.12	%(D)	0.52%	(0.28)%		(0.26)%	0.66%	1.35%
Portfolio turnover rate	20	%(C)	51%	105	%(E)	44%	131%	35%

(A)	Calculated based on average number of shares outstanding.
(B)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(C)	Not annualized.
(D)	Annualized.
(E)	Increase in portfolio turnover rate was triggered by a change in the portfolio’s sub-adviser.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Morgan Stanley Capital Growth VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2013

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Morgan Stanley Capital Growth VP (the “Portfolio”) is a series of TST.

The Portfolio currently offers two classes of shares: Initial Class and Service Class.

Transamerica Asset Management, Inc. (“TAM”) provides continuous and regular investment advisory services to the Portfolio. TAM acts as a manager of managers, providing advisory services that include, without limitation, the design and development of each Portfolio and its investment strategy and the ongoing review and evaluation of that investment strategy including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for each Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending and implementing fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolios’ investments; regular review of sub-adviser performance and holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation of portfolio holdings; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolios’ Board of Trustees; oversight of preparation of prospectuses, shareholder reports and other disclosure materials and filings; and oversight of other service providers to the Portfolios, such as the custodian, the transfer agent, the administrator, the distributor, the Portfolios’ independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations for the Portfolios; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment advisory services. Where TAM employs sub-advisers, the sub-advisers carry out and effectuate the investment strategy designed for the Portfolios by TAM and are responsible, subject to TAM’s and the Board of Trustees oversight, for the day-to-day management of the Portfolios and for making decisions to buy, hold or sell a particular security.

Transamerica Fund Services, Inc. (“TFS”) provides supervisory and administrative services to each Portfolio. TFS’s supervisory and administrative services include performing certain administrative services for the Portfolios and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided for the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TFS has outsourced the provision of certain services as described below; to the extent agreed upon by TFS and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of net asset values; shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; recommending and implementing fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and its dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; preparation of agendas and supporting documents for and minutes of meetings of Trustees and committees of Trustees; and preparation of regular communications with the Trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TFS to perform supervisory and administrative services to the Portfolio. State Street performs back office services to support TFS, including furnishing financial and performance information about the Portfolios for inclusion in regulatory filings and Trustee and shareholder reports; preparing drafts of regulatory filings, Trustee materials, tax returns, expenses and budgeting; tax compliance testing; and maintaining books and records. TFS pays all expenses it incurs in connection with providing these services in the Amended and Restated Services Agreement with the exception of the costs of certain services specifically assumed by the Portfolios, as numerated within the Statement of Operations.

This report should be read in conjunction with the Portfolio’s current prospectus, which contains additional information about the Portfolio, including investment objectives and strategies.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of securities exposes the Portfolio to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Morgan Stanley Capital Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 1. (continued)

additional collateral; (iii) the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrowed.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio (“Navigator”), a money market mutual fund registered under the 1940 Act. The Transamerica Asset Management family of mutual funds is a significant shareholder of the Navigator as of June 30, 2013. No individual portfolio has a significant holding in the Navigator.

By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees.

Such income is reflected separately in the Statement of Operations. Income from loaned securities in the Statement of Operations is net of fees and rebates earned by the lending agent for its services. The value of loaned securities and related collateral outstanding at June 30, 2013 are shown in the Schedule of Investments and the Statement of Assets and Liabilities.

Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

The open repurchase agreements and related collateral at June 30, 2013 are listed in the Schedule of Investments.

Restricted and illiquid securities: The Portfolio may invest in unregulated or restricted securities. Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

The restricted and illiquid securities at June 30, 2013 are listed in the Schedule of Investments.

Foreign taxes: The Portfolio may be subjected to taxes imposed by the countries in which they invest, with respect to their investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, has elected to place security transactions of the Portfolio with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions paid by the Portfolio be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

Commissions recaptured during the period ended June 30, 2013 of $7,637 are included in net realized gain (loss) in the Statement of Operations.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend date, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class, based upon net assets. Each class bears its own specific expenses in addition to the non-class specific expenses.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Morgan Stanley Capital Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 1. (continued)

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The Portfolio’s Board of Trustees has delegated the valuation functions on a day-to-day basis to TAM, subject to board oversight. TAM has formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board of Trustees. These policies and procedures are reviewed at least annually by the Board of Trustees. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair market value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

For assets and liabilities using significant unobservable inputs (Level 3) GAAP requires a reconciliation of the beginning to the ending balances for reported market values that presents changes attributed to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The Level 3 reconciliation, if any, is disclosed in the Valuation Summary of the Portfolio’s Schedule of Investments.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Morgan Stanley Capital Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 2. (continued)

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities (common and preferred stocks): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2 or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the net asset value of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

Restricted securities (equity and debt): The Portfolio may invest in unregulated or otherwise restricted securities. Restricted securities for which quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee under the supervision of the Portfolio’s Board of Trustees. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2013, is disclosed in the Valuation Summary of the Schedule of Investments.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.

TAM, the Portfolio’s investment adviser, is directly owned by Western Reserve Life Assurance Co. of Ohio and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. AUSA is wholly owned by Aegon USA, LLC (“Aegon USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Aegon USA is owned by Aegon US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

TFS is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS, and TCI. No interested trustee receives compensation from the Portfolio.

Investment advisory fees: The Portfolio pays management fees to TAM based on average daily net assets (“ANA”) at the following breakpoints:

First $500 million	0.800%
Over $500 million	0.675%

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Morgan Stanley Capital Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 3. (continued)

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

Expense limit	Maximum Operating Expense Limit Effective Through
0.90%	May 1, 2014

TAM is entitled to reimbursement by the Portfolio of fees waived and/or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit.

During the period ended June 30, 2013 there were no amounts reimbursed/waived or recaptured by TAM.

The following amounts were available for recapture by TAM as of June 30, 2013:

Amount Available	Year Reimbursed	Available Through
$ 9,844	2011	12/31/2013
24,865	2012	12/31/2014

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2014. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. The Portfolio pays TFS an annual fee of 0.025% of ANA. The Legal fees in the Statement of Operations are for fees paid to external legal counsel.

Transfer agent services: TFS provides transfer agency services under the Administrative Agreement and is compensated for such services under that agreement. For the period ended June 30, 2013 amounts paid to TFS by the Portfolio are included in Transfer Agent in the Statement of Operations and amounts payable to TFS as of June 30, 2013 are included in Transfer agent fees in the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), as elected by the Trustee.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Morgan Stanley Capital Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 4. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2013 were as follows:

Purchases of securities:
Long-term	$34,101,140
U.S. Government	—
Proceeds from maturities and sales of securities:
Long-term	48,189,088
U.S. Government	—

NOTE 5. FEDERAL INCOME TAX MATTERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Portfolio’s tax provisions taken or expected to be taken for all open tax years 2009 - 2012, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other in the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

NOTE 6. SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Morgan Stanley Capital Growth VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board”) held on June 12-13, 2013, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Morgan Stanley Capital Growth VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”). The Board also reviewed and considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Investment Advisory Agreement, the “Agreements”) for the Portfolio between TAM and Morgan Stanley Investment Management Inc. (the “Sub-Adviser”).

Following their review and consideration, the Trustees determined that the terms of the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable and that the renewal of each of the Agreements is in the best interests of the Portfolio and its shareholders. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Agreements through June 30, 2014. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the Agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and/or their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM and the Sub-Adviser; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment advisory and other services provided by TAM for the portion of the management fee it retains after payment of the sub-advisory fee. The Board noted that the investment advisory services include the design and development of the Portfolio and its investment strategy, TAM’s selection, ongoing oversight and monitoring of the Sub-Adviser, TAM’s daily supervision of the Portfolio’s investments and recommendations to change the Portfolio’s investment strategy or sub-adviser where it believes appropriate or advisable. The Board also noted that TAM provides services to all Transamerica mutual funds, including the Portfolio, in the form of oversight of the services provided by the funds’ administrator, custodian and transfer agent and supervision of the performance of recordkeeping, shareholder relations, regulatory reporting and compliance functions of the funds.

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2012.

The Board noted that the performance of the Initial Class of the Portfolio was above the median for its peer universe for the past 3- and 5-year periods and in line with the median for the past 1- and 10-year periods. The Board also noted that the performance of the Initial Class of the Portfolio was above its benchmark for the past 1-, 3- and 10-year periods and below its benchmark for the past 5-year period. The Trustees discussed the reasons for the recent underperformance with TAM and agreed to continue to monitor the performance of the Portfolio. The Board noted that the Portfolio’s performance for longer periods was attributable to the Portfolio’s previous sub-adviser in accordance with different investment strategies.

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be procured by TAM and provided by the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and that is competitive with other investment companies.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Morgan Stanley Capital Growth VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of other investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by Strategic Insight, an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was above the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Initial Class of the Portfolio were above the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser and is paid by TAM and not the Portfolio. As a result, the Board principally considered the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any further economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from these economies of scale. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser and whether the Portfolio has achieved economies of scale in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered any other benefits derived by TAM, its affiliates and the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio. The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and its shareholders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Morgan Stanley Capital Growth VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement is in the best interests of the Portfolio and its shareholders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Morgan Stanley Mid-Cap Growth VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2013, and held for the entire period until June 30, 2013.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses(A)
Portfolio Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period(B)	Ending Account Value	Expenses Paid During Period(B)	Annualized Expense Ratio
Transamerica Morgan Stanley Mid-Cap Growth VP
Initial Class	$1,000.00	$1,149.00	$4.64	$1,020.21	$4.36	0.88%
Service Class	1,000.00	1,148.10	5.95	1,018.98	5.59	1.13

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (179 days), and divided by the number of days in the year (365 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2013

(The following chart summarizes the Schedule of Investments of the portfolio by asset type)

(unaudited)

Asset Type	% of Net Assets
Common Stocks	97.2%
Securities Lending Collateral	7.8
Repurchase Agreement	2.5
Preferred Stocks	0.2
Convertible Preferred Stocks	0.0	(A)
Other Assets and Liabilities - Net	(7.7)
Total	100.0%

(A)	Amount rounds to less than 0.1%

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Morgan Stanley Mid-Cap Growth VP

SCHEDULE OF INVESTMENTS

At June 30, 2013

(unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 0.0% (A)
Automobiles - 0.0%
Better Place (C) (D) (E) (F)	1,032,464	$ 0
Internet Software & Services - 0.0% (A)
Dropbox, Inc. (C) (D) (E) (F)	41,951	357,842

Total Convertible Preferred Stocks (cost $2,960,777)		357,842

PREFERRED STOCKS - 0.2%
Automobiles - 0.0%
Better Place - Series C (C) (D) (E) (F)	434,671	0
Internet Software & Services - 0.0% (A)
Peixe Urbano, Inc. (C) (D) (E) (F)	65,743	128,199
Software - 0.2%
Palantir Technologies, Inc. - Series G (C) (D) (E) (F)	423,610	1,215,761

Total Preferred Stocks (cost $5,433,971)		1,343,960

COMMON STOCKS - 97.2%
Automobiles - 2.4%
Tesla Motors, Inc. (C) (G)	179,342	19,266,711
Beverages - 1.8%
Monster Beverage Corp. (C)	232,396	14,122,705
Biotechnology - 0.6%
Ironwood Pharmaceuticals, Inc. - Class A (C) (G)	476,753	4,743,692
Chemicals - 2.4%
Rockwood Holdings, Inc.	302,518	19,370,228
Commercial Services & Supplies - 6.5%
Covanta Holding Corp.	600,012	12,012,240
Edenred	891,014	27,255,015
Stericycle, Inc. (C)	112,297	12,400,958
Communications Equipment - 3.5%
Motorola Solutions, Inc.	479,760	27,696,545
Construction Materials - 2.3%
Martin Marietta Materials, Inc. (G)	188,376	18,539,966
Diversified Financial Services - 5.7%
IntercontinentalExchange, Inc. (C)	78,971	14,037,885
McGraw-Hill Cos., Inc.	219,124	11,655,205
MSCI, Inc. - Class A (C)	589,091	19,599,058
Electric Utilities - 1.5%
Brookfield Infrastructure Partners, LP	318,839	11,644,000
Electrical Equipment - 1.7%
First Solar, Inc. (C) (G)	308,527	13,800,413
Food Products - 4.8%
McCormick & Co., Inc. (G)	256,822	18,069,996
Mead Johnson Nutrition Co. - Class A	252,956	20,041,704
Health Care Equipment & Supplies - 2.1%
Intuitive Surgical, Inc. (C)	32,476	16,451,692
Health Care Providers & Services - 0.8%
Qualicorp SA (C)	832,117	6,302,363
Health Care Technology - 2.5%	237,686	20,136,758
athenahealth, Inc. (C) (G)
Hotels, Restaurants & Leisure - 5.2%
Dunkin’ Brands Group, Inc.	320,495	13,723,596
Panera Bread Co. - Class A (C)	111,179	20,672,623
Wyndham Worldwide Corp.	130,756	7,483,166

	Shares	Value
Insurance - 4.9%
Arch Capital Group, Ltd. (C)	373,397	$ 19,196,340
Progressive Corp.	772,342	19,632,933
Internet & Catalog Retail - 3.5%
Groupon, Inc. - Class A (C) (G)	2,181,545	18,543,133
TripAdvisor, Inc. (C) (G)	155,321	9,454,389
Internet Software & Services - 12.3%
Akamai Technologies, Inc. (C)	522,193	22,219,312
Dropbox, Inc. (C) (D) (E) (F)	423,376	3,611,397
LinkedIn Corp. - Class A (C)	103,594	18,470,810
Mail.ru Group, Ltd. - GDR, Reg S	141,769	4,063,100
MercadoLibre, Inc. (G)	67,101	7,230,804
Qihoo 360 Technology Co., Ltd. - ADR (C)	208,140	9,609,824
SINA Corp. (C)	69,302	3,862,200
Yandex NV - Class A (C)	704,122	19,454,891
Youku Tudou, Inc. - ADR (C) (G)	481,962	9,248,851
IT Services - 2.8%
Gartner, Inc. (C)	387,540	22,085,905
Life Sciences Tools & Services - 4.2%
Illumina, Inc. (C) (G)	449,939	33,673,435
Machinery - 1.7%
3D Systems Corp. (C) (G)	116,343	5,107,458
Colfax Corp. (C)	157,429	8,203,625
Media - 1.1%
Aimia, Inc.	572,349	8,565,915
Multiline Retail - 2.6%
Dollar Tree, Inc. (C)	408,628	20,774,647
Oil, Gas & Consumable Fuels - 2.9%
Range Resources Corp.	246,272	19,041,751
Ultra Petroleum Corp. (C) (G)	198,635	3,936,946
Professional Services - 5.2%
IHS, Inc. - Class A (C)	184,189	19,225,648
Intertek Group PLC	225,801	10,038,515
Verisk Analytics, Inc. - Class A (C)	207,376	12,380,347
Software - 8.5%
Salesforce.com, Inc. (C)	486,056	18,557,618
ServiceNow, Inc. (C)	116,458	4,703,738
Solera Holdings, Inc.	471,036	26,213,153
Splunk, Inc. (C)	118,155	5,477,666
Workday, Inc. - Class A (C)	125,454	8,040,347
Zynga, Inc. - Class A (C) (G)	1,631,333	4,535,106
Specialty Retail - 1.1%
Sally Beauty Holdings, Inc. (C)	134,322	4,177,414
Ulta Salon Cosmetics & Fragrance, Inc. (C)	44,154	4,422,465
Textiles, Apparel & Luxury Goods - 2.6%
Carter’s, Inc.	282,061	20,892,258

Total Common Stocks (cost $648,973,448)		773,678,460

SECURITIES LENDING COLLATERAL - 7.8%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.18% (B)	62,555,923	62,555,923

Total Securities Lending Collateral (cost $62,555,923)		62,555,923

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Morgan Stanley Mid-Cap Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

Principal	Value
REPURCHASE AGREEMENT - 2.5%

State Street Bank & Trust Co.
0.03% (B), dated 06/28/2013, to be repurchased at $19,579,751 on 07/01/2013. Collateralized by
U.S. Government Agency Obligations, 4.00%, due 05/15/2039 - 08/15/2039, and with a total value of $19,972,296.

$ 19,579,702	$ 19,579,702

Total Repurchase Agreement (cost $19,579,702)	19,579,702

Total Investment Securities (cost $739,503,821) (H)	857,515,887
Other Assets and Liabilities - Net	(61,439,743)

Net Assets	$ 796,076,144

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Percentage rounds to less than 0.1%.
(B)	Rate shown reflects the yield at June 30, 2013.
(C)	Non-income producing security.
(D)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is $5,313,199, or 0.67% of the portfolio’s net assets.
(E)	Restricted security. At 06/30/2013, the portfolio owned the respective securities which were restricted as to public resale:

Investment Securities	Description	Acquisition Date	Cost	Value	Value as % of Net Assets
Convertible Preferred Stocks	Better Place	01/25/2010	$2,581,158	$0	0.00%
Convertible Preferred Stocks	Dropbox, Inc.	05/25/2012	379,619	357,842	0.05
Preferred Stocks	Better Place - Series C	11/11/2011	1,973,406	0	0.00
Preferred Stocks	Peixe Urbano, Inc.	12/02/2011	2,164,319	128,199	0.02
Preferred Stocks	Palantir Technologies, Inc. - Series G	07/19/2012	1,296,246	1,215,761	0.15
Common Stocks	Dropbox, Inc.	05/01/2012	3,831,172	3,611,397	0.45

			$12,225,920	$5,313,199	0.67%

(F)	Illiquid. Total aggregate market value of illiquid securities is $5,313,199, or 0.67% of the portfolio’s net assets.
(G)	All or a portion of this security is on loan. The value of all securities on loan is $61,081,159. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(H)	Aggregate cost for federal income tax purposes is $739,503,821. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $162,323,379 and $44,311,313, respectively. Net unrealized appreciation for tax purposes is $118,012,066.

DEFINITIONS:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Reg S	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Morgan Stanley Mid-Cap Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

VALUATION SUMMARY: (I)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2013
ASSETS
Investment Securities
Convertible Preferred Stocks
Automobiles	$—	$—	$0	$0
Internet Software & Services	—	—	357,842	357,842
Preferred Stocks
Automobiles	—	—	0	0
Internet Software & Services	—	—	128,199	128,199
Software	—	—	1,215,761	1,215,761
Common Stocks
Automobiles	19,266,711	—	—	19,266,711
Beverages	14,122,705	—	—	14,122,705
Biotechnology	4,743,692	—	—	4,743,692
Chemicals	19,370,228	—	—	19,370,228
Commercial Services & Supplies	24,413,198	27,255,015	—	51,668,213
Communications Equipment	27,696,545	—	—	27,696,545
Construction Materials	18,539,966	—	—	18,539,966
Diversified Financial Services	45,292,148	—	—	45,292,148
Electric Utilities	11,644,000	—	—	11,644,000
Electrical Equipment	13,800,413	—	—	13,800,413
Food Products	38,111,700	—	—	38,111,700
Health Care Equipment & Supplies	16,451,692	—	—	16,451,692
Health Care Providers & Services	6,302,363	—	—	6,302,363
Health Care Technology	20,136,758	—	—	20,136,758
Hotels, Restaurants & Leisure	41,879,385	—	—	41,879,385
Insurance	38,829,273	—	—	38,829,273
Internet & Catalog Retail	27,997,522	—	—	27,997,522
Internet Software & Services	90,096,692	4,063,100	3,611,397	97,771,189
IT Services	22,085,905	—	—	22,085,905
Life Sciences Tools & Services	33,673,435	—	—	33,673,435
Machinery	13,311,083	—	—	13,311,083
Media	8,565,915	—	—	8,565,915
Multiline Retail	20,774,647	—	—	20,774,647
Oil, Gas & Consumable Fuels	22,978,697	—	—	22,978,697
Professional Services	31,605,995	10,038,515	—	41,644,510
Software	67,527,628	—	—	67,527,628
Specialty Retail	8,599,879	—	—	8,599,879
Textiles, Apparel & Luxury Goods	20,892,258	—	—	20,892,258
Securities Lending Collateral	62,555,923	—	—	62,555,923
Repurchase Agreement	—	19,579,702	—	19,579,702
Total Investment Securities	$791,266,356	$60,936,332	$5,313,199	$857,515,887
Other Assets (J)
Foreign Currency	$78,639	$—	$—	$78,639
Total Other Assets	$78,639	$—	$—	$78,639

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2013
LIABILITIES
Other Liabilities (J)
Collateral for Securities on Loan	$—	$(62,555,923)	$—	$(62,555,923)
Total Other Liabilities	$—	$(62,555,923)	$—	$(62,555,923)

(I)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended June 30, 2013. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
(J)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Morgan Stanley Mid-Cap Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

VALUATION SUMMARY (continued):

Level 3 Rollforward - Investment Securities

Securities	Beginning Balance at December 31, 2012	Purchases	Sales (K)	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) (L)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at June 30, 2013 (M)	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at June 30, 2013 (L)
Common Stocks	$3,831,172	$—	$—	$—	$—	$(219,775)	$—	$—	$3,611,397	$(219,775)
Convertible Preferred Stocks	689,358	—	—	—	—	(331,516)	—	—	357,842	(331,516)
Preferred Stocks	6,376,588	—	(1,208,702)	—	—	(3,823,926)	—	—	1,343,960	(395,624)
Total	$10,897,118	$—	$(1,208,702)	$—	$—	$(4,375,217)	$—	$—	$5,313,199	$(946,915)

(K)	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.
(L)	Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on Investments Held at June 30, 2013 may be due to an investment no longer held or categorized as Level 3 at period end.
(M)	Inputs used in the valuation of the Level 3 securities were not considered significant unobservable inputs.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Morgan Stanley Mid-Cap Growth VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2013

(unaudited)

Assets:
Investment securities, at value (cost: $719,924,119) (including securities loaned of $61,081,159)	$837,936,185
Repurchase agreement, at value (cost: $19,579,702)	19,579,702
Foreign currency, at value (cost: $78,837)	78,639
Receivables:
Shares sold	108,889
Investment securities sold	1,829,391
Interest	16
Dividends	456,441
Dividend reclaims	42,716
Securities lending income (net)	47,306
Prepaid expenses	4,112

Total assets	860,083,397

Liabilities:
Accounts payable and accrued liabilities:
Shares redeemed	712,652
Administration fees	15,344
Management and advisory fees	491,001
Distribution and service fees	18,097
Transfer agent fees	106
Trustees fees	307
Other	213,823
Collateral for securities on loan	62,555,923

Total liabilities	64,007,253

Net assets	$796,076,144

Net assets consist of:
Capital stock ($0.01 par value)	$247,583
Additional paid-in capital	640,770,919
Undistributed (accumulated) net investment income (loss)	7,683,448
Undistributed (accumulated) net realized gain (loss) from investment securities and foreign currency transactions	29,363,745
Net unrealized appreciation (depreciation) on:
Investment securities	118,012,066
Translation of assets and liabilities denominated in foreign currencies	(1,617)

Net assets	$796,076,144

Net assets by class:
Initial Class	$704,651,162
Service Class	91,424,982
Shares outstanding:
Initial Class	21,861,072
Service Class	2,897,262
Net asset value and offering price per share:
Initial Class	$32.23
Service Class	31.56

STATEMENT OF OPERATIONS

For the period ended June 30, 2013

(unaudited)

Investment Income:
Dividend income (net of withholding taxes on foreign dividends of $163,024)	$3,279,612
Interest income	4,868
Securities lending income (net)	1,125,964

Total investment income	4,410,444

Expenses:
Management and advisory	3,056,455
Distribution and service:
Service Class	113,142
Transfer agent	2,891
Printing and shareholder reports	91,550
Custody	71,265
Administration	95,514
Legal	17,860
Audit and tax	15,726
Trustees	13,846
Other	10,227

Total expenses	3,488,476

Net investment income (loss)	921,968

Net realized gain (loss) on transactions from:
Investment securities	12,793,805
Foreign currency transactions	(10,239)

Total realized gain (loss)	12,783,566

Net change in unrealized appreciation (depreciation) on:
Investment securities	93,105,530
Translation of assets and liabilities denominated in foreign currencies	(1,311)

Net change in unrealized appreciation (depreciation)	93,104,219

Net realized and change in unrealized gain (loss)	105,887,785

Net increase (decrease) in net assets resulting from operations	$106,809,753

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Morgan Stanley Mid-Cap Growth VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2013 (unaudited)	December 31, 2012
From operations:
Net investment income (loss)	$921,968	$6,734,921
Net realized gain (loss) from investment securities and foreign currency transactions	12,783,566	17,093,396
Net change in unrealized appreciation (depreciation) on investment securities and foreign currency translations	93,104,219	40,003,141
Net increase (decrease) in net assets resulting from operations	106,809,753	63,831,458

Distributions to shareholders:
From net realized gains:
Initial Class	—	(32,933,122)
Service Class	—	(4,560,302)
Total distributions to shareholders	—	(37,493,424)

Capital share transactions:
Proceeds from shares sold:
Initial Class	12,591,781	61,603,572
Service Class	11,095,688	24,881,730
	23,687,469	86,485,302
Dividends and distributions reinvested:
Initial Class	—	32,233,913
Service Class	—	4,560,302
	—	36,794,215
Cost of shares redeemed:
Initial Class	(45,954,217)	(122,158,551)
Service Class	(18,534,384)	(31,239,809)
	(64,488,601)	(153,398,360)
Net increase (decrease) in net assets resulting from capital shares transactions	(40,801,132)	(30,118,843)

Net increase (decrease) in net assets	66,008,621	(3,780,809)

Net assets:
Beginning of period/year	730,067,523	733,848,332
End of period/year	$796,076,144	$730,067,523
Undistributed (accumulated) net investment income (loss)	$7,683,448	$6,761,480

Share activity:
Shares issued:
Initial Class	411,341	2,179,028
Service Class	368,688	869,758
	780,029	3,048,786
Shares issued-reinvested from dividends and distributions:
Initial Class	—	1,198,287
Service Class	—	172,804
	—	1,371,091
Shares redeemed:
Initial Class	(1,501,701)	(4,313,934)
Service Class	(612,561)	(1,112,047)
	(2,114,262)	(5,425,981)

Net increase (decrease) in shares outstanding:
Initial Class	(1,090,360)	(936,619)
Service Class	(243,873)	(69,485)
	(1,334,233)	(1,006,104)

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Morgan Stanley Mid-Cap Growth VP

FINANCIAL HIGHLIGHTS

For the period or years ended:

For a share outstanding throughout each period/year	Initial Class
June 30, 2013 (unaudited)	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
Net asset value
Beginning of period/year	$28.05	$27.13	$29.20	$21.82	$13.59	$25.83
Investment operations
Net investment income (loss) (A)	0.04	0.26	0.01	0.09	0.03	—	(B)
Net realized and unrealized gain (loss)	4.14	2.14	(1.98)	7.32	8.20	(11.80)
Total investment operations	4.18	2.40	(1.97)	7.41	8.23	(11.80)
Distributions
Net investment income	—	—	(0.10)	(0.03)	—	(0.44)
Net realized gains	—	(1.48)	—	—	—	—
Total distributions	—	(1.48)	(0.10)	(0.03)	—	(0.44)
Net asset value
End of period/year	$32.23	$28.05	$27.13	$29.20	$21.82	$13.59
Total return(C)	14.90	%(D)	9.08%	(6.77)%	33.90%	60.56%	(46.29)%
Net assets end of period/year (000’s)	$704,651	$643,715	$648,157	$550,593	$437,513	$294,219
Ratio and supplemental data
Expenses to average net assets	0.88	%(E)	0.90%	0.89%	0.90%	0.93%	0.87%
Net investment income (loss) to average net assets	0.27	%(E)	0.92%	0.04%	0.37%	0.16%	0.03%
Portfolio turnover rate	26	%(D)	31%	41%	43%	35%	39%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Annualized.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

For a share outstanding throughout each period/year	Service Class
	June 30, 2013 (unaudited)		December 31, 2012	December 31, 2011	December 31, 2010		December 31, 2009	December 31, 2008
Net asset value
Beginning of period/year	$27.49		$26.69	$28.77	$21.52		$13.44	$25.56
Investment operations
Net investment income (loss)(A)	—	(B)	0.19	(0.05)	0.04		(0.01)	(0.05)
Net realized and unrealized gain (loss)	4.07		2.09	(1.96)	7.21		8.09	(11.68)
Total investment operations	4.07		2.28	(2.01)	7.25		8.08	(11.73)
Distributions
Net investment income	—		—	(0.07)	—	(B)	—	(0.39)
Net realized gains	—		(1.48)	—	—		—	—
Total distributions	—		(1.48)	(0.07)	—	(B)	—	(0.39)
Net asset value
End of period/year	$31.56		$27.49	$26.69	$28.77		$21.52	$13.44
Total return(C)	14.81	%(D)	8.78%	(7.01)%	33.58%		60.12%	(46.44)%
Net assets end of period/year (000’s)	$91,425		$86,353	$85,691	$27,104		$10,729	$4,363
Ratio and supplemental data
Expenses to average net assets	1.13	%(E)	1.15%	1.14%	1.15%		1.18%	1.12%
Net investment income (loss) to average net assets	0.02	%(E)	0.66%	(0.19)%	0.19%		(0.60)%	(0.22)%
Portfolio turnover rate	26	%(D)	31%	41%	43%		35%	39%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Annualized.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Morgan Stanley Mid-Cap Growth VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2013

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Morgan Stanley Mid-Cap Growth VP (the “Portfolio”) is a series of TST.

The Portfolio currently offers two classes of shares: Initial Class and Service Class.

Transamerica Asset Management, Inc. (“TAM”) provides continuous and regular investment advisory services to the Portfolio. TAM acts as a manager of managers, providing advisory services that include, without limitation, the design and development of each Portfolio and its investment strategy and the ongoing review and evaluation of that investment strategy including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for each Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending and implementing fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolios’ investments; regular review of sub-adviser performance and holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation of portfolio holdings; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolios’ Board of Trustees; oversight of preparation of prospectuses, shareholder reports and other disclosure materials and filings; and oversight of other service providers to the Portfolios, such as the custodian, the transfer agent, the administrator, the distributor, the Portfolios’ independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations for the Portfolios; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment advisory services. Where TAM employs sub-advisers, the sub-advisers carry out and effectuate the investment strategy designed for the Portfolios by TAM and are responsible, subject to TAM’s and the Board of Trustees oversight, for the day-to-day management of the Portfolios and for making decisions to buy, hold or sell a particular security.

Transamerica Fund Services, Inc. (“TFS”) provides supervisory and administrative services to each Portfolio. TFS’s supervisory and administrative services include performing certain administrative services for the Portfolios and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided for the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TFS has outsourced the provision of certain services as described below; to the extent agreed upon by TFS and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of net asset values; shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; recommending and implementing fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and its dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; preparation of agendas and supporting documents for and minutes of meetings of Trustees and committees of Trustees; and preparation of regular communications with the Trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TFS to perform supervisory and administrative services to the Portfolio. State Street performs back office services to support TFS, including furnishing financial and performance information about the Portfolios for inclusion in regulatory filings and Trustee and shareholder reports; preparing drafts of regulatory filings, Trustee materials, tax returns, expenses and budgeting; tax compliance testing; and maintaining books and records. TFS pays all expenses it incurs in connection with providing these services in the Amended and Restated Services Agreement with the exception of the costs of certain services specifically assumed by the Portfolios, as numerated within the Statement of Operations.

This report should be read in conjunction with the Portfolio’s current prospectus, which contains additional information about the Portfolio, including investment objectives and strategies.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of securities exposes the Portfolio to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Morgan Stanley Mid-Cap Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 1. (continued)

additional collateral; (iii) the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrowed.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio (“Navigator”), a money market mutual fund registered under the 1940 Act. The Transamerica Asset Management family of mutual funds is a significant shareholder of the Navigator as of June 30, 2013. No individual portfolio has a significant holding in the Navigator.

By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees.

Such income is reflected separately in the Statement of Operations. Income from loaned securities in the Statement of Operations is net of fees and rebates earned by the lending agent for its services. The value of loaned securities and related collateral outstanding at June 30, 2013 are shown in the Schedule of Investments and the Statement of Assets and Liabilities.

Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

The open repurchase agreements and related collateral at June 30, 2013 are listed in the Schedule of Investments.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rates in effect when the investment was acquired. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country, or region.

Restricted and illiquid securities: The Portfolio may invest in unregulated or restricted securities. Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

The restricted and illiquid securities at June 30, 2013 are listed in the Schedule of Investments.

Foreign taxes: The Portfolio may be subjected to taxes imposed by the countries in which they invest, with respect to their investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, has elected to place security transactions of the Portfolio with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Morgan Stanley Mid-Cap Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 1. (continued)

commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions paid by the Portfolio be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

Commissions recaptured during the period ended June 30, 2013 of $34,210 are included in net realized gain (loss) in the Statement of Operations.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend date, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class, based upon net assets. Each class bears its own specific expenses in addition to the non-class specific expenses.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The Portfolio’s Board of Trustees has delegated the valuation functions on a day-to-day basis to TAM, subject to board oversight. TAM has formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board of Trustees. These policies and procedures are reviewed at least annually by the Board of Trustees. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair market value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Morgan Stanley Mid-Cap Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 2. (continued)

unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

For assets and liabilities using significant unobservable inputs (Level 3) GAAP requires a reconciliation of the beginning to the ending balances for reported market values that presents changes attributed to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The Level 3 reconciliation, if any, is disclosed in the Valuation Summary of the Portfolio’s Schedule of Investments.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities (common and preferred stocks): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2 or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the net asset value of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Repurchase agreement: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

Restricted securities (equity and debt): The Portfolio may invest in unregulated or otherwise restricted securities. Restricted securities for which quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee under the supervision of the Portfolio’s Board of Trustees. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2013, is disclosed in the Valuation Summary of the Schedule of Investments.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Morgan Stanley Mid-Cap Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 3. (continued)

TAM, the Portfolio’s investment adviser, is directly owned by Western Reserve Life Assurance Co. of Ohio and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. AUSA is wholly owned by Aegon USA, LLC (“Aegon USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Aegon USA is owned by Aegon US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

TFS is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS, and TCI. No interested trustee receives compensation from the Portfolio.

The following schedule reflects the percentage of Portfolio assets owned by affiliated investment companies at June 30, 2013:

	Market Value	% of Net Assets
Transamerica Asset Allocation—Growth VP	$10,942,417	1.37%
Transamerica Asset Allocation—Moderate Growth VP	62,102,541	7.80
Transamerica BlackRock Tactical Allocation VP	31,974,347	4.02

Total	$105,019,305	13.19%

Investment advisory fees: The Portfolio pays management fees to TAM based on average daily net assets (“ANA”) at the following breakpoints:

First $1 billion	0.800%
Over $1 billion	0.775%

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

Expense limit	Maximum Operating Expense Limit Effective Through
1.00%	May 1, 2014

TAM is entitled to reimbursement by the Portfolio of fees waived and/or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit.

During the period ended June 30, 2013, there were no amounts reimbursed/waived or recaptured by TAM. There were no amounts available for recapture by TAM as of June 30, 2013.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2014. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Morgan Stanley Mid-Cap Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 3. (continued)

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. The Portfolio pays TFS an annual fee of 0.025% of ANA. The Legal fees in the Statement of Operations are for fees paid to external legal counsel.

Transfer agent services: TFS provides transfer agency services under the Administrative Agreement and is compensated for such services under that agreement. For the period ended June 30, 2013 amounts paid to TFS by the Portfolio are included in Transfer Agent in the Statement of Operations and amounts payable to TFS as of June 30, 2013 are included in Transfer agent fees in the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), as elected by the Trustee.

NOTE 4. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2013 were as follows:

Purchases of securities:
Long-term	$192,007,017
U.S. Government	—
Proceeds from maturities and sales of securities:
Long-term	236,331,833
U.S. Government	—

NOTE 5. FEDERAL INCOME TAX MATTERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Portfolio’s tax provisions taken or expected to be taken for all open tax years 2009 - 2012, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

NOTE 6. SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Morgan Stanley Mid-Cap Growth VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board”) held on June 12-13, 2013, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Morgan Stanley Mid-Cap Growth VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”). The Board also reviewed and considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Investment Advisory Agreement, the “Agreements”) for the Portfolio between TAM and Morgan Stanley Investment Management Inc. (the “Sub-Adviser”).

Following their review and consideration, the Trustees determined that the terms of the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable and that the renewal of each of the Agreements is in the best interests of the Portfolio and its shareholders. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Agreements through June 30, 2014. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the Agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and/or their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM and the Sub-Adviser; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment advisory and other services provided by TAM for the portion of the management fee it retains after payment of the sub-advisory fee. The Board noted that the investment advisory services include the design and development of the Portfolio and its investment strategy, TAM’s selection, ongoing oversight and monitoring of the Sub-Adviser, TAM’s daily supervision of the Portfolio’s investments and recommendations to change the Portfolio’s investment strategy or sub-adviser where it believes appropriate or advisable. The Board also noted that TAM provides services to all Transamerica mutual funds, including the Portfolio, in the form of oversight of the services provided by the funds’ administrator, custodian and transfer agent and supervision of the performance of recordkeeping, shareholder relations, regulatory reporting and compliance functions of the funds.

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2012.

The Board noted that the performance of the Initial Class of the Portfolio was above the median for its peer universe for the past 5-year period, in line with the median for the past 10-year period and below the median for the past 1- and 3-year periods. The Board also noted that the performance of the Initial Class of the Portfolio was below its benchmark for the past 1-, 3- and 10-year periods and above its benchmark for the past 5-year period. The Trustees discussed the reasons for the underperformance with TAM and agreed to continue to monitor the performance of the Portfolio. The Trustees also noted that the performance of the Portfolio had improved during 2013.

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be procured by TAM and provided by the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and that is competitive with other investment companies.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Morgan Stanley Mid-Cap Growth VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of other investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by Strategic Insight, an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was above the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Initial Class of the Portfolio were above the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser and is paid by TAM and not the Portfolio. As a result, the Board principally considered the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any further economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from these economies of scale. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser and whether the Portfolio has achieved economies of scale in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered any other benefits derived by TAM, its affiliates and the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio. The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and its shareholders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Morgan Stanley Mid-Cap Growth VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement is in the best interests of the Portfolio and its shareholders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Multi-Managed Balanced VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2013, and held for the entire period until June 30, 2013.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses(A)
Portfolio Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period(B)	Ending Account Value	Expenses Paid During Period(B)	Annualized Expense Ratio
Transamerica Multi-Managed Balanced VP
Initial Class	$1,000.00	$1,072.00	$4.32	$1,020.35	$4.21	0.85%
Service Class	1,000.00	1,070.40	5.58	1,019.13	5.45	1.10

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (179 days), and divided by the number of days in the year (365 days).

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2013

(the following chart summarizes the Schedule of Investments of the portfolio by asset type)

(unaudited)

Asset Type	% of Net Assets
Common Stocks	60.4%
U.S. Government Agency Obligations	15.5
Corporate Debt Securities	9.0
Asset-Backed Securities	5.3
Securities Lending Collateral	4.9
Mortgage-Backed Securities	4.9
Short-Term Investment Companies	4.7
U.S. Government Obligations	4.2
Foreign Government Obligations	1.2
Repurchase Agreement	1.0
Preferred Stocks	0.1
Short-Term U.S. Government Obligation	0.1
Preferred Corporate Debt Securities	0.1
Other Assets and Liabilities - Net(A)	(11.4)
Total	100.0%

(A)	The Other Assets and Liabilities - Net category may include, but is not limited to, Reverse Repurchase Agreements, Forward Foreign Currency Contracts, Futures Contracts, Swap Agreements, Written Options and Swaptions, Securities Sold Short, TBA Short Commitments, and Cash Collateral.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS

At June 30, 2013

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 4.2%
U.S. Treasury Bond
2.75%, 08/15/2042	$ 540,000	$ 466,088
2.75%, 11/15/2042 (A)	25,000	21,555
2.88%, 05/15/2043	1,374,000	1,215,990
3.13%, 02/15/2043 (A)	3,955,000	3,691,747
U.S. Treasury Inflation Indexed Bond 0.75%, 02/15/2042	653,529	575,310
U.S. Treasury Inflation Indexed Note 0.13%, 01/15/2023	2,538,925	2,461,765
U.S. Treasury Note
0.38%, 06/30/2015 (B)	480,000	480,188
0.50%, 06/15/2016 (A)	720,000	716,962
1.00%, 11/30/2019 (A) (C)	2,860,000	2,724,819
1.38%, 06/30/2018 (B)	945,000	944,483
1.63%, 11/15/2022 (A)	130,100	121,450
1.75%, 05/15/2023 (A)	9,225,000	8,639,784

Total U.S. Government Obligations (cost $23,183,350)		22,060,141

U.S. GOVERNMENT AGENCY OBLIGATIONS - 15.5%
Fannie Mae
Zero Coupon, 10/09/2019	495,000	415,800
2.09%, 02/01/2043 (D)	684,020	692,025
2.50%, 12/01/2027	95,129	95,831
3.00%, 02/01/2028 - 06/01/2043	8,586,342	8,415,741
3.33%, 06/01/2041 (D)	182,533	190,184
3.50%, 07/01/2027	2,236,223	2,331,648
3.50%, 09/01/2041 (D)	202,569	212,005
4.00%, 02/01/2025 - 10/01/2042	2,425,059	2,546,641
4.50%, 02/01/2025 - 08/01/2042	4,093,054	4,339,977
5.00%, 05/01/2018 - 08/01/2041	4,799,483	5,180,442
5.50%, 04/01/2037 - 04/01/2041	933,717	1,021,943
6.00%, 08/01/2036 - 12/01/2038	1,814,614	2,006,834
6.50%, 05/01/2040	926,903	1,026,925
Fannie Mae, IO
2.53%, 01/25/2022 (D)	757,898	109,387
Fannie Mae, TBA
2.50%	1,800,000	1,806,469
3.00%	3,600,000	3,632,828
3.50%	3,260,000	3,307,816
4.00%	2,500,000	2,598,926
4.50%	3,600,000	3,816,961
5.00%	1,000,000	1,076,172
5.50%	800,000	868,375
Freddie Mac
2.62%, 01/25/2023	690,000	652,679
2.64%, 01/25/2023	420,000	400,080
2.68%, 10/25/2022	345,000	330,662
3.00%, 03/01/2043 - 04/01/2043	4,247,537	4,146,590
4.00%, 10/01/2040	140,486	147,186
4.50%, 10/01/2041	1,678,809	1,767,585
5.00%, 04/01/2018 - 03/01/2038	686,707	730,497
5.50%, 09/01/2018 - 07/01/2037	708,092	761,474
6.00%, 12/01/2037	310,350	342,943
Freddie Mac, IO
1.51%, 11/25/2019 (D)	8,102,054	575,473
1.65%, 06/25/2022 (D)	2,362,938	245,637
1.69%, 12/25/2018 (D)	1,107,466	79,595
1.91%, 05/25/2019 (D)	916,645	79,855

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Freddie Mac, TBA
3.50%	$ 5,840,000	$ 5,898,400
4.00%	2,300,000	2,386,699
4.50%	300,000	315,891
5.00%	1,400,000	1,494,281
5.50%	500,000	537,891
FREMF Mortgage Trust
3.68%, 08/25/2045 - 144A (D)	205,000	196,373
3.78%, 10/25/2045 - 144A (D)	160,000	144,397
4.16%, 11/25/2044 - 144A (D)	35,300	32,682
Series 2013-K713, Class B
3.17%, 04/25/2046 - 144A (D)	35,000	32,044
Ginnie Mae
4.00%, 02/20/2041 - 09/15/2042	2,077,023	2,183,512
4.50%, 05/20/2041 - 02/15/2042	3,960,429	4,247,962
5.00%, 12/15/2038 - 12/15/2040	642,179	695,891
Ginnie Mae, IO
1.01%, 02/16/2053 (D)	1,289,746	108,108
Ginnie Mae, TBA
3.00%	380,000	375,666
3.50%	3,100,000	3,181,375
4.00%	400,000	419,812
4.50%	900,000	954,949
5.00%	1,300,000	1,401,969
5.50%	700,000	762,070

Total U.S. Government Agency Obligations (cost $82,319,461)		81,323,158

FOREIGN GOVERNMENT OBLIGATIONS - 1.2%
Argentine Republic Government International Bond 2.50%, 12/31/2038 (A) (E)	135,000	43,875
Brazilian Government International Bond 7.13%, 01/20/2037	100,000	119,000
Italy Buoni Poliennali del Tesoro
3.75%, 04/15/2016	EUR 2,755,000	3,706,284
5.25%, 08/01/2017	460,000	644,711
Mexico Government International Bond 5.13%, 01/15/2020	$ 430,000	472,570
Poland Government International Bond
5.13%, 04/21/2021	220,000	239,250
6.38%, 07/15/2019	90,000	104,968
Republic of South Africa 5.50%, 03/09/2020	215,000	226,556
Russian Federation 7.50%, 03/31/2030 - Reg S (E)	406,025	475,557

Total Foreign Government Obligations (cost $6,172,507)		6,032,771

MORTGAGE-BACKED SECURITIES - 4.9%
American General Mortgage Loan Trust Series 2009-1, Class A6 5.75%, 09/25/2048 - 144A (D)	1,145,000	1,156,528

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Banc of America Large Loan, Inc.
Series 2010-HLTN, Class HLTN
2.49%, 11/15/2015 - 144A (D)	$ 862,439	$ 863,108
Series 2010-UB4, Class A4A
5.03%, 12/20/2041 - 144A (D)	366,765	379,015
Banc of America Merrill Lynch Commercial Mortgage, Inc.
Series 2007-1, Class AMFX
5.48%, 01/15/2049 (D)	30,000	31,366
Series 2007-3, Class AM
5.86%, 06/10/2049 (D)	215,000	232,513
Banc of America Re-REMIC Trust Series 2012-CLRN, Class A 1.34%, 08/15/2029 - 144A (D)	154,000	154,097
BB-UBS Trust, IO Series 2012-SHOW, Class XA 0.73%, 11/05/2036 - 144A (D)	3,935,000	234,195
BCAP LLC Trust
Series 2009-RR10, Class 2A1
3.12%, 08/26/2035 - 144A (D)	389,061	387,393
Series 2009-RR13, Class 13A3
5.25%, 03/26/2037 - 144A (D)	142,926	143,952
Series 2009-RR14, Class 1A1
6.06%, 05/26/2037 - 144A (D)	456,232	479,288
Series 2009-RR3, Class 2A1
4.52%, 05/26/2037 - 144A (D)	14,060	14,054
Series 2009-RR6, Class 2A1
2.90%, 08/26/2035 - 144A (D)	291,631	270,791
Series 2010-RR1, Class 12A1
5.25%, 08/26/2036 - 144A (D)	474,080	493,572
Series 2010-RR6, Class 1A5
5.00%, 08/26/2022 - 144A (D)	147,471	153,173
COMM Mortgage Trust Series 2010-RR1, Class GEB 5.54%, 12/11/2049 - 144A (D)	120,000	129,856
Commercial Mortgage Pass-Through Certificates
Series 2006-C8, Class AM
5.35%, 12/10/2046	235,000	254,599
Series 2012-LTRT, Class A2
3.40%, 10/05/2030 - 144A	490,000	460,130
Series 2013-GAM, Class A2
3.37%, 02/10/2028 - 144A	270,000	260,510
Commercial Mortgage Pass-Through Certificates, IO
Series 2012-CR1, Class XA
2.43%, 05/15/2045 (D)	1,379,789	176,149
Series 2013-CR6, Class XA
1.71%, 03/10/2046 (D)	3,081,389	253,068
Series 2013-CR7, Class XA
1.77%, 03/10/2046 (D)	2,210,579	225,203
Series 2013-LC6, Class XA
1.96%, 01/10/2046 (D)	3,381,442	347,152
Commercial Mortgage Trust Series 2007-GG11, Class A4 5.74%, 12/10/2049	100,000	111,996
Credit Suisse First Boston Mortgage Securities Corp. Series 2005-C3, Class AJ 4.77%, 07/15/2037	50,000	51,694

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Credit Suisse Mortgage Capital Certificates
Series 2006-C4, Class A3
5.47%, 09/15/2039	$ 576,746	$ 635,379
Series 2007-C4, Class A3
5.95%, 09/15/2039 (D)	865,000	892,324
Series 2007-TF2A, Class A3
0.46%, 04/15/2022 - 144A (D)	230,000	217,360
Series 2009-16R, Class 11A1
7.00%, 08/26/2036 - 144A	173,798	177,642
Series 2010-15R, Class 2A1
3.50%, 05/26/2036 - 144A (D)	298,176	311,602
Series 2010-18R, Class 3A1
4.00%, 03/26/2037 - 144A	209,856	209,702
Series 2010-RR1, Class 2A
5.70%, 09/15/2040 - 144A (D)	635,000	712,280
DBRR Trust
Series 2011-C32, Class A3A
5.94%, 06/17/2049 - 144A (D)	150,000	168,124
Series 2012-EZ1, Class A
0.95%, 09/25/2045 - 144A	807,737	809,323
Deutsche ALT-A Securities, Inc., Alternate Loan Trust Series 2007-RMP1, Class A2 0.34%, 12/25/2036 (D)	289,346	222,441
Extended Stay America Trust Series 2013-ESH7, Class A27 2.96%, 12/05/2031 - 144A	215,000	208,671
Greenwich Capital Commercial Funding Corp.
Series 2007-GG11, Class AM
5.87%, 12/10/2049 (D)	150,000	160,689
Series 2007-GG9, Class AM
5.48%, 03/10/2039	300,000	315,347
GS Mortgage Securities Corp. II Series 2013-KING, Class E 3.55%, 12/10/2027 - 144A (D)	440,000	376,219
GS Mortgage Securities Corp. II, IO
Series 2013-GC10, Class XA
1.93%, 02/10/2046 (D)	3,203,806	360,560
Series 2013-KYO, Class XB1
3.25%, 11/08/2029 - 144A (D)	1,690,000	114,958
GS Mortgage Securities Trust
Series 2006-GG8, Class AJ
5.62%, 11/10/2039	180,000	169,055
Series 2006-GG8, Class AM
5.59%, 11/10/2039	80,000	86,793
Jefferies & Co., Inc.
Series 2009-R2, Class 2A
2.87%, 12/26/2037 - 144A (D)	263,229	265,277
Series 2009-R7, Class 10A3
6.00%, 12/26/2036 - 144A	180,974	186,411
Series 2009-R7, Class 12A1
4.16%, 08/26/2036 - 144A (D)	192,483	189,516
Series 2009-R7, Class 1A1
2.55%, 02/26/2036 - 144A (D)	433,950	432,070
Series 2009-R7, Class 4A1
2.89%, 09/26/2034 - 144A (D)	345,433	339,088
Series 2009-R9, Class 1A1
2.65%, 08/26/2046 - 144A (D)	285,194	291,528
Series 2010-R3, Class 1A1
2.97%, 03/21/2036 - 144A (D)	265,601	276,340

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Jefferies & Co., Inc. (continued)
Series 2010-R6, Class 1A1
4.00%, 09/26/2037 - 144A	$ 121,422	$ 123,274
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2004-CB8, Class A1A
4.16%, 01/12/2039 - 144A	690,317	699,565
Series 2006-CB14, Class AM
5.63%, 12/12/2044 (D)	70,000	75,791
Series 2006-LDP9, Class AM
5.37%, 05/15/2047	85,000	89,686
Series 2007-CB20, Class AM
6.08%, 02/12/2051 (D)	460,000	516,443
Series 2008-C2, Class ASB
6.13%, 02/12/2051 (D)	435,109	466,645
Series 2010-C1, Class B
5.95%, 06/15/2043 - 144A	420,000	466,245
Series 2013-C10, Class C
4.30%, 12/15/2047 (D)	47,778	44,346
Series 2013-LC11, Class C
3.96%, 04/15/2046 (D)	120,000	108,702
JPMorgan Chase Commercial Mortgage Securities Corp., IO
Series 2012-CBX, Class XA
2.21%, 06/15/2045 (D)	1,122,700	119,023
Series 2013-LC11, Class XA
1.73%, 04/15/2046 (D)	1,439,294	147,158
JPMorgan Re-REMIC
Series 2009-7, Class 8A1
5.37%, 01/27/2047 - 144A (D)	177,488	179,829
Series 2010-4, Class 7A1
1.87%, 08/26/2035 - 144A (D)	296,623	295,192
LB-UBS Commercial Mortgage Trust
Series 2004-C8, Class C
4.93%, 12/15/2039 (D)	685,000	705,491
Series 2005-C2, Class AJ
5.21%, 04/15/2030 (D)	165,000	173,228
Series 2007-C7, Class A3
5.87%, 09/15/2045 (D)	201,635	224,741
Merrill Lynch Mortgage Trust Series 2005-CKI1, Class AJ 5.46%, 11/12/2037 (D)	400,000	412,504
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2007-9, Class A4 5.70%, 09/12/2049	780,000	873,606
Morgan Stanley Capital I Trust
Series 2007-HQ12, Class A2FX
5.76%, 04/12/2049 (D)	258,243	258,945
Series 2007-HQ12, Class AM
5.76%, 04/12/2049 (D)	570,000	606,706
Series 2007-IQ13, Class AM
5.41%, 03/15/2044	140,000	149,991
Morgan Stanley Capital I Trust, IO Series 2012-C4, Class XA 2.87%, 03/15/2045 - 144A (D)	2,058,745	272,955
Morgan Stanley Re-REMIC Trust
Series 2011-IO, Class A
2.50%, 03/23/2051 - 144A	57,937	58,462

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Re-REMIC Trust (continued)
Series 2012-IO, Class AXB2
1.00%, 03/27/2051 - 144A	$ 140,000	$ 135,947
Series 2012-XA, Class A
2.00%, 07/27/2049 - 144A	260,946	264,208
Morgan Stanley Re-REMIC Trust, IO Series 2012-C4, Class XA 1.00%, 03/27/2051 - 144A	141,595	141,468
Motel 6 Trust Series 2012-MTL6, Class B 2.74%, 10/05/2025 - 144A	385,000	376,882
S2 Hospitality LLC Series 2012-LV1, Class A 4.50%, 04/15/2025 - 144A	123,487	123,342
STRIPs, Ltd. Series 2012-1A, Class A 1.50%, 12/25/2044 - 144A	496,361	490,901
Wachovia Bank Commercial Mortgage Trust
Series 2005-C20, Class B
5.42%, 07/15/2042 (D)	430,000	447,998
Series 2007-C33, Class A4
6.12%, 02/15/2051	190,000	211,362
Series 2007-C33, Class AJ
6.12%, 02/15/2051 (D)	300,000	283,884
Wells Fargo Re-REMIC Trust Series 2012-IO, Class A 1.75%, 08/20/2021 - 144A	267,152	267,312
WF-RBS Commercial Mortgage Trust Series 2013-C11, Class A4 3.04%, 03/15/2045	320,000	300,302
WF-RBS Commercial Mortgage Trust, IO Series 2012-C10, Class XA 1.99%, 12/15/2045 - 144A (D)	1,965,215	223,879

Total Mortgage-Backed Securities (cost $25,579,592)		25,728,114

ASSET-BACKED SECURITIES - 5.3%
AmeriCredit Automobile Receivables Trust
Series 2011-5, Class C
3.44%, 10/08/2017	230,000	238,229
Series 2012-2, Class C
2.64%, 10/10/2017	160,000	162,453
Series 2012-3, Class C
2.42%, 05/08/2018	160,000	161,965
Series 2012-5, Class C
1.69%, 11/08/2018	185,000	182,033
Series 2013-2, Class C
1.79%, 03/08/2019	420,000	410,274
AUTO Asset-Backed Securities Srl Series 2012-2, Class A 2.80%, 04/27/2025 - Reg S	EUR 257,317	338,048
Chesapeake Funding LLC Series 2012-1A, Class B 1.79%, 11/07/2023 - 144A (D)	$ 200,000	200,916
Credit Acceptance Auto Loan Trust
Series 2012-1A, Class A
2.20%, 09/16/2019 - 144A	500,000	505,483

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Credit Acceptance Auto Loan Trust (continued)
Series 2012-2A, Class A
1.52%, 03/16/2020 - 144A	$ 250,000	$ 250,511
Series 2013-1A, Class A
1.21%, 10/15/2020 - 144A	250,000	248,074
DT Auto Owner Trust
Series 2012-1A, Class B
2.26%, 10/16/2017 - 144A	250,000	250,728
Series 2012-1A, Class C
3.38%, 10/16/2017 - 144A	250,000	252,208
Series 2012-1A, Class D
4.94%, 07/16/2018 - 144A	250,000	256,166
Ford Credit Auto Owner Trust Series 2013-B, Class D 1.82%, 11/15/2019	170,000	166,108
Ford Credit Floorplan Master Owner Trust
Series 2010-5, Class C
2.07%, 09/15/2015 - 144A	135,000	135,367
Series 2010-5, Class D
2.41%, 09/15/2015 - 144A	75,000	75,298
Series 2011-2, Class C
2.37%, 09/15/2015	175,000	175,629
Series 2011-2, Class D
2.86%, 09/15/2015	120,000	120,637
Series 2012-1, Class C
1.69%, 01/15/2016 (D)	210,000	211,164
Series 2012-1, Class D
2.29%, 01/15/2016 (D)	190,000	191,577
Series 2012-2, Class C
2.86%, 01/15/2019	100,000	103,753
Series 2012-2, Class D
3.50%, 01/15/2019	100,000	105,419
Series 2012-4, Class C
1.39%, 09/15/2016	110,000	110,383
Series 2012-4, Class D
2.09%, 09/15/2016	200,000	201,559
HLSS Servicer Advance Receivables Backed Notes
Series 2012-T2, Class A1
1.34%, 10/15/2043 - 144A	100,000	99,960
Series 2012-T2, Class A2
1.99%, 10/15/2045 - 144A	200,000	200,180
Series 2013-T1, Class A2
1.50%, 01/16/2046 - 144A	610,000	602,009
Series 2013-T2, Class B2
1.50%, 05/16/2044 - 144A	100,000	99,780
Series 2013-T2, Class C2
1.84%, 05/16/2044 - 144A	100,000	99,970
Series 2013-T2, Class D2
2.39%, 05/16/2044 - 144A	330,000	329,901
Series 2013-T3, Class A3
1.79%, 05/15/2046 - 144A	960,000	948,000
Hyundai Auto Receivables Trust Series 2012-A, Class D 2.61%, 05/15/2018	125,000	127,155
JG Wentworth XX LLC Series 2010-1A, Class A 5.56%, 07/15/2059 - 144A	381,959	437,149

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Nationstar Agency Advance Funding Trust
Series T1A, Class CT1
1.74%, 02/15/2045 - 144A	$ 400,000	$ 398,748
Series T2A, Class BT2
2.49%, 02/18/2048 - 144A	403,000	396,076
Nationstar Mortgage Advance Receivable Trust
Series 2013-T1A, Class A1
1.08%, 06/20/2044 - 144A	545,000	544,415
Series 2013-T2A, Class A2
1.68%, 06/20/2046 - 144A	775,000	774,170
Nelnet Student Loan Trust Series 2008-3, Class A4 1.92%, 11/25/2024 (D)	265,000	277,240
PFS Financing Corp. Series 2012-AA, Class A 1.39%, 02/15/2016 - 144A (D)	210,000	210,784
Prestige Auto Receivables Trust
Series 2013-1A, Class A2
1.09%, 02/15/2018 - 144A	250,000	249,433
Series 2013-1A, Class A3
1.33%, 05/15/2019 - 144A	130,000	128,582
Santander Drive Auto Receivables Trust
Series 2011-S1A, Class B
1.48%, 07/15/2013 - 144A	265,979	266,850
Series 2012-1, Class B
2.72%, 05/16/2016	105,000	106,893
Series 2012-1, Class C
3.78%, 11/15/2017	140,000	145,330
Series 2012-2, Class C
3.20%, 02/15/2018	625,000	643,646
Series 2012-3, Class B
1.94%, 12/15/2016	360,000	363,170
Series 2012-3, Class C
3.01%, 04/16/2018	485,000	498,095
Series 2012-4, Class C
2.94%, 12/15/2017	200,000	203,224
Series 2012-5, Class B
1.56%, 08/15/2018	360,000	362,865
Series 2012-5, Class C
2.70%, 08/15/2018	170,000	171,070
Series 2012-6, Class B
1.33%, 05/15/2017	195,000	195,839
Series 2012-6, Class C
1.94%, 03/15/2018	135,000	134,010
Series 2012-AA, Class B
1.21%, 10/16/2017 - 144A	480,000	479,603
Series 2012-AA, Class C
1.78%, 11/15/2018 - 144A	900,000	882,137
Series 2013-2, Class B
1.33%, 03/15/2018	490,000	488,273
Series 2013-2, Class C
1.95%, 03/15/2019	800,000	781,846
Series 2013-3, Class B
1.19%, 05/15/2018	460,000	455,939
Scholar Funding Trust Series 2013-A, Class A 0.84%, 01/30/2045 - 144A (D)	883,072	876,664

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
SLM Private Education Loan Trust Series 2013-B, Class A2A 1.85%, 06/17/2030 - 144A	$ 925,000	$ 878,748
SLM Student Loan Trust
Series 2004-B, Class A2
0.47%, 06/15/2021 (D)	539,887	529,230
Series 2005-B, Class A2
0.45%, 03/15/2023 (D)	341,236	333,702
Series 2011-B, Class A2
3.74%, 02/15/2029 - 144A	100,000	105,375
Series 2011-C, Class A2B
4.54%, 10/17/2044 - 144A	280,000	303,357
Series 2012-A, Class A1
1.59%, 08/15/2025 - 144A (D)	117,991	119,247
Series 2012-A, Class A2
3.83%, 01/17/2045 - 144A	150,000	159,459
Series 2012-B, Class A2
3.48%, 10/15/2030 - 144A	550,000	574,713
Series 2012-C, Class A1
1.29%, 08/15/2023 - 144A (D)	261,327	262,752
Series 2012-C, Class A2
3.31%, 10/15/2046 - 144A	555,000	574,282
Series 2012-D, Class A2
2.95%, 02/15/2046 - 144A	660,000	677,204
Series 2012-E, Class A1
0.94%, 10/16/2023 - 144A (D)	256,816	257,007
Series 2013-A, Class A2A
1.77%, 05/17/2027 - 144A	930,000	880,091
Series 2013-A, Class A2B
1.24%, 05/17/2027 - 144A (D)	620,000	606,679
SpringCastle America Funding LLC Series 2013-1A, Class A 3.75%, 04/03/2021 - 144A	1,134,288	1,134,855
TAL Advantage LLC Series 2011-1A, Class A 4.60%, 01/20/2026 - 144A	944,125	954,555
World Financial Network Credit Card Master Trust
Series 2010-A, Class B
6.75%, 04/15/2019	230,000	252,636
Series 2012-C, Class A
2.23%, 08/15/2022	460,000	457,510
Series 2012-D, Class A
2.15%, 04/17/2023	595,000	577,141

Total Asset-Backed Securities (cost $27,748,805)		27,671,531

PREFERRED CORPORATE DEBT SECURITIES - 0.1%
Commercial Banks - 0.0% (F)
Fifth Third Capital Trust IV 6.50%, 04/15/2037 (D)	180,000	179,325
Insurance - 0.1%
MetLife Capital Trust IV 7.88%, 12/15/2037 - 144A	175,000	208,409

Total Preferred Corporate Debt Securities (cost $368,411)		387,734

	Principal	Value
CORPORATE DEBT SECURITIES - 9.0%
Capital Markets - 0.2%
Goldman Sachs Group, Inc.
3.63%, 01/22/2023 (A)	$ 440,000	$ 420,980
5.75%, 01/24/2022	85,000	93,756
Morgan Stanley
2.13%, 04/25/2018	460,000	440,235
3.80%, 04/29/2016	150,000	156,009
Chemicals - 0.3%
CF Industries, Inc. 7.13%, 05/01/2020	450,000	538,365
LyondellBasell Industries NV 5.00%, 04/15/2019	864,000	940,115
Commercial Banks - 0.2%
Caixa Economica Federal
2.38%, 11/06/2017 - 144A	160,000	147,600
3.50%, 11/07/2022 - 144A	150,000	126,000
HSBC Bank Brasil SA - Banco Multiplo 4.00%, 05/11/2016 - 144A	690,000	707,250
Sberbank of Russia Via SB Capital SA 6.13%, 02/07/2022 - Reg S	200,000	208,740
Commercial Services & Supplies - 0.1%
United Rentals North America, Inc. 7.63%, 04/15/2022	370,000	400,525
Communications Equipment - 0.0% (F)
CC Holdings GS V LLC / Crown Castle GS III Corp 3.85%, 04/15/2023	199,000	187,648
Consumer Finance - 0.0% (F)
SLM Corp, Series MTN 4.63%, 09/25/2017	51,000	50,235
Containers & Packaging - 0.1%
Ardagh Packaging Finance PLC / Ardagh MP Holdings USA, Inc. 7.00%, 11/15/2020 - 144A (A)	460,000	443,325
Rock Tenn Co.
3.50%, 03/01/2020	93,000	91,003
4.00%, 03/01/2023	287,000	276,535
Distributors - 0.2%
Glencore Funding LLC 2.50%, 01/15/2019 - 144A	395,000	357,360
VWR Funding, Inc. 7.25%, 09/15/2017	545,000	564,075
Diversified Financial Services - 1.5%
Bank of America Corp.
2.00%, 01/11/2018	990,000	958,928
3.88%, 03/22/2017	165,000	172,810
5.20%, 06/01/2023 (D) (G)	221,000	207,740
5.70%, 01/24/2022 (A)	420,000	466,219
6.50%, 08/01/2016	125,000	140,931
Bank of America Corp., Series GMTN 5.65%, 05/01/2018	1,360,000	1,510,935
Bank of America Corp., Series MTN 3.30%, 01/11/2023	215,000	203,207
Citigroup, Inc.
3.38%, 03/01/2023 (A)	205,000	196,106
4.45%, 01/10/2017	100,000	107,079
4.59%, 12/15/2015	1,419,000	1,515,398
5.35%, 05/15/2023 (D) (G)	120,000	112,500

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

	Principal	Value
Diversified Financial Services (continued)
Ford Motor Credit Co., LLC
5.00%, 05/15/2018	$ 1,300,000	$ 1,386,351
6.63%, 08/15/2017	200,000	226,359
JPMorgan Chase & Co.
3.20%, 01/25/2023 (A)	200,000	189,861
3.25%, 09/23/2022	146,000	138,613
5.15%, 05/01/2023 (A) (D) (G)	152,000	144,780
Novus USA Trust 1.57%, 02/28/2014 - 144A (D)	370,000	369,445
Diversified Telecommunication Services - 0.4%
Intelsat Jackson Holdings SA 7.25%, 04/01/2019	220,000	230,175
Level 3 Financing, Inc. 8.13%, 07/01/2019	525,000	551,250
Sprint Capital Corp. 6.88%, 11/15/2028	175,000	168,000
Verizon Communications, Inc. 3.85%, 11/01/2042	760,000	630,604
Virgin Media Secured Finance PLC 6.50%, 01/15/2018	295,000	303,112
Electric Utilities - 1.0%
Cleveland Electric Illuminating Co.
5.95%, 12/15/2036	107,000	115,562
8.88%, 11/15/2018 (A)	59,000	76,698
Duke Energy Carolinas LLC 4.25%, 12/15/2041	170,000	158,388
Energy Future Intermediate Holding Co. LLC / EFIH Finance, Inc. 10.00%, 12/01/2020	560,000	613,200
Florida Power & Light Co. 5.95%, 02/01/2038	170,000	205,359
Georgia Power Co. 3.00%, 04/15/2016	395,000	413,356
Hydro-Quebec 8.05%, 07/07/2024	2,560,000	3,520,847
Jersey Central Power & Light Co. 7.35%, 02/01/2019	120,000	144,892
Energy Equipment & Services - 0.5%
DCP Midstream LLC 5.85%, 05/21/2043 - 144A (A) (D)	55,000	52,800
Enterprise Products Operating LLC 4.45%, 02/15/2043 (A)	135,000	119,834
Noble Holding International, Ltd. 5.25%, 03/15/2042 (A)	230,000	206,008
Sabine Pass Liquefaction LLC 5.63%, 02/01/2021 - 144A	575,000	557,750
Transocean, Inc.
2.50%, 10/15/2017 (A)	445,000	439,767
5.05%, 12/15/2016	235,000	255,545
6.00%, 03/15/2018	651,000	729,537
6.50%, 11/15/2020	355,000	399,591
Food & Staples Retailing - 0.0% (F)
Wal-Mart Stores, Inc. 4.00%, 04/11/2043 (A)	237,000	215,951
Food Products - 0.0% (F)
Mondelez International, Inc. 6.50%, 08/11/2017 (A)	164,000	190,675

	Principal	Value
Health Care Equipment & Supplies - 0.1%
Boston Scientific Corp. 6.25%, 11/15/2015	$ 547,000	$ 605,394
Health Care Providers & Services - 0.2%
Coventry Health Care, Inc. 5.45%, 06/15/2021	205,000	228,341
HCA, Inc. 7.25%, 09/15/2020	175,000	187,906
Tenet Healthcare Corp. 6.25%, 11/01/2018 (A)	210,000	221,025
UnitedHealth Group, Inc. 3.38%, 11/15/2021	70,000	69,780
WellPoint, Inc. 1.88%, 01/15/2018	285,000	279,056
Hotels, Restaurants & Leisure - 0.1%
Caesars Entertainment Operating Co., Inc. 11.25%, 06/01/2017	450,000	468,563
Insurance - 0.8%
Allianz Finance II BV, Series EMTN 5.75%, 07/08/2041 (D)	EUR 200,000	287,564
American International Group, Inc.
3.80%, 03/22/2017	$ 401,000	420,375
4.88%, 06/01/2022 (A)	407,000	433,831
8.18%, 05/15/2058 (D)	65,000	79,300
American International Group, Inc., Series GMTN 5.45%, 05/18/2017	185,000	203,932
AXA SA, Series EMTN 5.25%, 04/16/2040 (D)	EUR 100,000	132,686
Manulife Financial Corp. 3.40%, 09/17/2015	$ 190,000	198,509
Metropolitan Life Global Funding I 3.88%, 04/11/2022 - 144A	650,000	658,512
Muenchener Rueckversicherungs AG, Series EMTN 6.00%, 05/26/2041 - Reg S (D)	EUR 200,000	295,726
Prudential Financial, Inc.
5.20%, 03/15/2044 (A) (D)	$ 10,000	9,450
5.88%, 09/15/2042 (A) (D)	183,000	183,457
Prudential Financial, Inc., Series MTN
4.50%, 11/15/2020 (A)	141,000	150,286
4.75%, 09/17/2015	295,000	317,440
5.38%, 06/21/2020	270,000	302,681
7.38%, 06/15/2019	230,000	281,050
XL Group PLC 6.50%, 04/15/2017 (A) (D) (G)	370,000	360,750
Life Sciences Tools & Services - 0.0% (F)
Life Technologies Corp. 6.00%, 03/01/2020	150,000	168,985
Marine - 0.1%
DP World Sukuk, Ltd. 6.25%, 07/02/2017 - Reg S	320,000	342,400
Media - 0.8%
CBS Corp.
4.63%, 05/15/2018 (A)	80,000	86,663
5.75%, 04/15/2020	77,000	87,335
8.88%, 05/15/2019	240,000	309,299
Clear Channel Worldwide Holdings, Inc. 6.50%, 11/15/2022 - 144A	550,000	566,500

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

	Principal	Value
Media (continued)
Comcast Corp.
4.65%, 07/15/2042 (A)	$ 426,000	$ 408,504
5.88%, 02/15/2018	381,000	444,824
COX Communications, Inc.
3.25%, 12/15/2022 - 144A (A)	363,000	341,520
4.70%, 12/15/2042 - 144A (A)	112,000	99,343
8.38%, 03/01/2039 - 144A	390,000	528,587
NBCUniversal Enterprise, Inc. 5.25%, 03/19/2021 - 144A (G)	200,000	200,000
NBCUniversal Media LLC
4.38%, 04/01/2021	235,000	253,493
4.45%, 01/15/2043	193,000	180,170
5.15%, 04/30/2020	225,000	256,160
Time Warner Cable, Inc. 4.50%, 09/15/2042 (A)	272,000	210,932
Metals & Mining - 0.2%
Freeport-McMoRan Copper & Gold, Inc.
3.10%, 03/15/2020 - 144A	252,000	232,927
5.45%, 03/15/2043 - 144A	277,000	244,273
Novelis, Inc. 8.75%, 12/15/2020 (A)	395,000	423,638
Multi-Utilities - 0.2%
Dominion Resources, Inc. 1.95%, 08/15/2016	280,000	285,589
MidAmerican Energy Holdings Co. 5.95%, 05/15/2037	565,000	627,725
Multiline Retail - 0.1%
Macy’s Retail Holdings, Inc. 7.45%, 07/15/2017	290,000	347,055
Oil, Gas & Consumable Fuels - 1.0%
Anadarko Petroleum Corp. 5.95%, 09/15/2016	267,000	299,487
CNOOC Finance 2013, Ltd. 1.75%, 05/09/2018	200,000	191,303
Energy Transfer Partners, LP
3.60%, 02/01/2023	420,000	393,073
6.50%, 02/01/2042	107,000	114,108
Laredo Petroleum, Inc. 7.38%, 05/01/2022 (A)	230,000	241,500
Linn Energy LLC / Linn Energy Finance Corp. 6.25%, 11/01/2019 - 144A	310,000	295,275
MEG Energy Corp.
6.38%, 01/30/2023 - 144A	85,000	82,450
6.50%, 03/15/2021 - 144A	180,000	178,425
Murphy Oil Corp.
2.50%, 12/01/2017	294,000	289,968
3.70%, 12/01/2022	410,000	380,327
4.00%, 06/01/2022	65,000	62,089
Nexen, Inc.
5.88%, 03/10/2035	10,000	10,449
6.40%, 05/15/2037 (A)	270,000	293,459
7.50%, 07/30/2039	275,000	335,851
Noble Energy, Inc.
4.15%, 12/15/2021	100,000	103,251
6.00%, 03/01/2041	180,000	202,789
Novatek OAO via Novatek Finance, Ltd. 4.42%, 12/13/2022 - 144A	200,000	183,500
Peabody Energy Corp. 6.25%, 11/15/2021 (A)	165,000	159,225

	Principal	Value
Oil, Gas & Consumable Fuels (continued)
Plains Exploration & Production Co. 6.50%, 11/15/2020	$ 195,000	$ 206,740
Range Resources Corp. 5.75%, 06/01/2021	45,000	46,350
Sibur Securities, Ltd. 3.91%, 01/31/2018 - 144A	200,000	185,000
Western Gas Partners, LP
4.00%, 07/01/2022	143,000	138,809
5.38%, 06/01/2021	368,000	394,886
Williams Cos., Inc.
3.70%, 01/15/2023	205,000	190,462
7.88%, 09/01/2021	198,000	239,018
Paper & Forest Products - 0.1%
International Paper Co. 4.75%, 02/15/2022	460,000	484,053
Pharmaceuticals - 0.0% (F)
Teva Pharmaceutical Finance Co., BV 3.65%, 11/10/2021	90,000	90,008
Real Estate Investment Trusts - 0.1%
Ventas Realty, LP / Ventas Capital Corp.
2.70%, 04/01/2020	71,000	67,133
4.75%, 06/01/2021	135,000	141,824
Vornado Realty, LP 5.00%, 01/15/2022	155,000	162,699
Real Estate Management & Development - 0.1%
Realogy Corp. 7.88%, 02/15/2019 - 144A (A)	290,000	305,950
Road & Rail - 0.1%
Burlington Northern Santa Fe LLC 3.00%, 03/15/2023 (A)	317,000	302,078
Software - 0.1%
First Data Corp. 7.38%, 06/15/2019 - 144A	275,000	282,563
Specialty Retail - 0.0% (F)
QVC, Inc. 7.50%, 10/01/2019 - 144A	180,000	195,698
Wireless Telecommunication Services - 0.4%
America Movil SAB de CV 2.38%, 09/08/2016	360,000	364,755
Crown Castle Towers LLC 6.11%, 01/15/2020 - 144A	715,000	820,445
MetroPCS Wireless, Inc. 7.88%, 09/01/2018	11,000	11,715
SBA Tower Trust 5.10%, 04/17/2017 - 144A	585,000	639,811
Sprint Nextel Corp. 9.00%, 11/15/2018 - 144A	390,000	456,300

Total Corporate Debt Securities (cost $47,672,302)		47,060,281

SHORT-TERM U.S. GOVERNMENT OBLIGATION - 0.1%
U.S. Treasury Bill 0.07%, 11/14/2013 (C) (H)	430,000	429,893

Total Short-Term U.S. Government Obligation (cost $429,893)		429,893

	Shares	Value
PREFERRED STOCKS - 0.1%
Capital Markets - 0.0% (F)
Goldman Sachs Group, Inc. - Series J, 5.50% (A) (D)	4,748	114,617

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

	Shares	Value
Diversified Financial Services - 0.1%
Citigroup Capital XIII, 7.88% (D)	15,621	$ 435,045

Total Preferred Stocks (cost $547,360)		549,662

COMMON STOCKS - 60.4%
Aerospace & Defense - 1.8%
General Dynamics Corp.	1,952	152,900
Honeywell International, Inc.	58,064	4,606,798
United Technologies Corp.	52,594	4,888,086
Air Freight & Logistics - 0.1%
FedEx Corp.	3,402	335,369
United Parcel Service, Inc. - Class B	1,453	125,656
Airlines - 0.1%
Southwest Airlines Co.	28,792	371,129
Auto Components - 0.1%
Johnson Controls, Inc.	7,230	258,762
Automobiles - 0.5%
General Motors Co. (I)	79,050	2,633,155
Beverages - 1.7%
Coca-Cola Co.	97,152	3,896,767
Coca-Cola Enterprises, Inc.	41,800	1,469,688
Dr. Pepper Snapple Group, Inc.	19,231	883,280
PepsiCo, Inc.	31,519	2,577,939
Biotechnology - 1.8%
Alexion Pharmaceuticals, Inc. (I)	8,243	760,334
Biogen IDEC, Inc. (I)	18,887	4,064,483
Celgene Corp. (I)	28,586	3,341,989
Onyx Pharmaceuticals, Inc. (A) (I)	6,232	541,062
Vertex Pharmaceuticals, Inc. (I)	10,620	848,220
Building Products - 0.3%
Masco Corp.	67,830	1,322,007
Capital Markets - 1.5%
Goldman Sachs Group, Inc.	18,675	2,824,594
Invesco, Ltd.	56,722	1,803,760
Morgan Stanley	48,245	1,178,625
State Street Corp.	28,857	1,881,765
Chemicals - 1.1%
Air Products & Chemicals, Inc.	22,602	2,069,665
Axiall Corp. (A)	13,031	554,860
CF Industries Holdings, Inc. - Class B	2,273	389,819
Dow Chemical Co.	57,839	1,860,681
E.I. du Pont de Nemours & Co.	20,904	1,097,460
Commercial Banks - 1.8%
CIT Group, Inc. (I)	3,073	143,294
Comerica, Inc. - Class A (A)	16,857	671,414
Fifth Third Bancorp	12,407	223,947
SunTrust Banks, Inc.	18,396	580,762
Wells Fargo & Co.	189,879	7,836,306
Commercial Services & Supplies - 0.1%
Tyco International, Ltd.	18,325	603,809
Communications Equipment - 1.7%
Cisco Systems, Inc.	208,242	5,062,363
QUALCOMM, Inc.	61,735	3,770,774
Computers & Peripherals - 2.0%
Apple, Inc.	19,579	7,754,850
EMC Corp.	50,308	1,188,275
Hewlett-Packard Co.	48,231	1,196,129
NetApp, Inc. (I)	7,940	299,973
Construction & Engineering - 0.5%
Fluor Corp.	44,292	2,626,959

	Shares	Value
Consumer Finance - 0.3%
Capital One Financial Corp.	28,302	$ 1,777,649
Containers & Packaging - 0.2%
Crown Holdings, Inc. (I)	25,190	1,036,065
Diversified Financial Services - 2.2%
Bank of America Corp.	353,060	4,540,352
Citigroup, Inc.	117,756	5,648,755
IntercontinentalExchange, Inc. (I)	5,177	920,264
NYSE Euronext	5,348	221,407
Diversified Telecommunication Services - 1.2%
AT&T, Inc.	60,400	2,138,160
Verizon Communications, Inc.	82,269	4,141,421
Electric Utilities - 1.3%
American Electric Power Co., Inc.	10,808	483,982
Edison International	37,232	1,793,093
NextEra Energy, Inc.	34,609	2,819,942
NV Energy, Inc.	18,168	426,221
Xcel Energy, Inc.	38,597	1,093,839
Electrical Equipment - 0.8%
Eaton Corp. PLC	3,487	229,479
Emerson Electric Co.	73,287	3,997,073
Electronic Equipment & Instruments - 0.1%
Corning, Inc.	20,444	290,918
TE Connectivity, Ltd.	9,767	444,789
Energy Equipment & Services - 1.4%
Cameron International Corp. (I)	13,420	820,767
Ensco PLC - Class A	37,118	2,157,298
Noble Corp.	22,667	851,826
Schlumberger, Ltd.	49,598	3,554,193
Food & Staples Retailing - 0.9%
CVS Caremark Corp.	59,091	3,378,823
Kroger Co.	9,088	313,900
Wal-Mart Stores, Inc.	15,423	1,148,859
Food Products - 1.3%
Archer-Daniels-Midland Co.	70,900	2,404,219
General Mills, Inc.	32,397	1,572,226
Mondelez International, Inc. - Class A	90,213	2,573,777
Gas Utilities - 0.1%
Questar Corp. (A)	13,979	333,399
Health Care Equipment & Supplies - 1.1%
Baxter International, Inc.	19,368	1,341,621
CareFusion Corp. - Class A (I)	27,921	1,028,889
Covidien PLC	28,051	1,762,725
Intuitive Surgical, Inc. (I)	2,319	1,174,759
St. Jude Medical, Inc.	6,532	298,055
Health Care Providers & Services - 1.0%
DaVita HealthCare Partners, Inc. (I)	8,530	1,030,424
Humana, Inc. - Class A (A)	18,985	1,601,954
UnitedHealth Group, Inc.	43,290	2,834,629
Health Care Technology - 0.2%
athenahealth, Inc. (A) (I)	3,154	267,207
Cerner Corp. (I)	6,479	622,567
Hotels, Restaurants & Leisure - 0.6%
Marriott International, Inc. - Class A	20,329	820,682
Royal Caribbean Cruises, Ltd. - Class A	26,982	899,580
Starbucks Corp.	6,906	452,274
Yum! Brands, Inc.	16,789	1,164,149
Household Durables - 0.2%
Lennar Corp. - Class A (A)	8,796	317,008
NVR, Inc. (I)	126	116,172
PulteGroup, Inc. (I)	45,875	870,249

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

	Shares	Value
Household Products - 1.4%
Clorox Co.	4,841	$ 402,481
Kimberly-Clark Corp.	17,196	1,670,419
Procter & Gamble Co.	68,796	5,296,604
Industrial Conglomerates - 0.6%
General Electric Co.	125,171	2,902,715
Insurance - 2.4%
ACE, Ltd.	36,558	3,271,210
Aflac, Inc.	7,205	418,755
AON PLC	14,310	920,848
Berkshire Hathaway, Inc. - Class B (I)	25,452	2,848,588
Everest RE Group, Ltd.	3,335	427,747
Hartford Financial Services Group, Inc.	25,966	802,869
MetLife, Inc.	63,331	2,898,026
Prudential Financial, Inc.	8,915	651,062
RenaissanceRe Holdings, Ltd.	2,797	242,752
Internet & Catalog Retail - 0.7%
Amazon.com, Inc. (I)	8,520	2,365,919
Expedia, Inc. (A)	5,349	321,742
priceline.com, Inc. (I)	1,274	1,053,764
Internet Software & Services - 1.7%
eBay, Inc. (I)	17,353	897,497
Google, Inc. - Class A (I)	9,140	8,046,582
LinkedIn Corp. - Class A (I)	794	141,570
IT Services - 1.9%
Cognizant Technology Solutions Corp. - Class A (I)	15,821	990,553
Fidelity National Information Services, Inc.	19,842	850,031
International Business Machines Corp.	18,638	3,561,908
Jack Henry & Associates, Inc.	6,867	323,642
Visa, Inc. - Class A	22,301	4,075,508
Life Sciences Tools & Services - 0.3%
Mettler-Toledo International, Inc. (A) (I)	3,838	772,206
Thermo Fisher Scientific, Inc.	8,481	717,747
Machinery - 0.7%
Cummins, Inc.	2,257	244,794
Deere & Co. (A)	8,342	677,787
PACCAR, Inc.	44,313	2,377,836
SPX Corp.	8,163	587,573
Media - 2.5%
CBS Corp. - Class B	38,565	1,884,672
Comcast Corp. - Class A	103,221	4,322,896
DISH Network Corp. - Class A	8,574	364,566
Time Warner Cable, Inc.	12,342	1,388,228
Time Warner, Inc.	69,495	4,018,201
Walt Disney Co. - Class A	16,036	1,012,673
Metals & Mining - 0.2%
Alcoa, Inc.	131,079	1,025,038
Walter Energy, Inc. (A)	7,476	77,750
Multi-Utilities - 0.8%
CMS Energy Corp.	10,542	286,426
DTE Energy Co.	14,869	996,372
NiSource, Inc. - Class B	48,406	1,386,348
Sempra Energy	18,015	1,472,906
Multiline Retail - 0.8%
Macy’s, Inc.	20,075	963,600
Nordstrom, Inc.	3,230	193,606
Target Corp.	46,705	3,216,106
Oil, Gas & Consumable Fuels - 4.8%
Anadarko Petroleum Corp. - Class A	15,893	1,365,686

	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Apache Corp.	9,057	$ 759,248
Chevron Corp.	58,552	6,929,044
ConocoPhillips	42,550	2,574,275
EOG Resources, Inc.	8,831	1,162,866
Exxon Mobil Corp.	76,023	6,868,678
Marathon Petroleum Corp.	12,221	868,424
Occidental Petroleum Corp.	19,533	1,742,930
Phillips 66	23,543	1,386,918
Range Resources Corp.	3,667	283,532
Valero Energy Corp.	8,259	287,165
Williams Cos., Inc.	33,766	1,096,382
Pharmaceuticals - 3.2%
Actavis, Inc. (I)	3,169	399,991
Allergan, Inc.	15,525	1,307,826
Bristol-Myers Squibb Co.	93,303	4,169,711
Johnson & Johnson	95,431	8,193,706
Merck & Co., Inc.	15,218	706,876
Pfizer, Inc.	39,955	1,119,140
Valeant Pharmaceuticals International, Inc. (I)	6,290	541,443
Zoetis, Inc. - Class A	4,385	135,447
Real Estate Investment Trusts - 1.4%
Alexandria Real Estate Equities, Inc.	2,162	142,087
American Campus Communities, Inc. - Class A	7,024	285,596
Apartment Investment & Management Co. - Class A	4,941	148,428
Boston Properties, Inc.	5,806	612,359
Brandywine Realty Trust	36,422	492,426
CBL & Associates Properties, Inc.	34,922	748,029
Digital Realty Trust, Inc. (A)	5,181	316,041
HCP, Inc.	12,352	561,275
Highwoods Properties, Inc.	18,543	660,316
Host Hotels & Resorts, Inc. (A)	36,038	607,961
LaSalle Hotel Properties	19,333	477,525
Post Properties, Inc.	4,906	242,798
ProLogis, Inc. - Class A	2,824	106,521
Simon Property Group, Inc.	8,195	1,294,154
Ventas, Inc.	7,977	554,082
Road & Rail - 1.4%
CSX Corp.	124,175	2,879,618
Norfolk Southern Corp.	4,087	296,920
Union Pacific Corp.	27,624	4,261,831
Semiconductors & Semiconductor Equipment - 1.2%
Applied Materials, Inc. - Class A	57,191	852,718
Avago Technologies, Ltd. - Class A	12,565	469,679
Broadcom Corp. - Class A	56,526	1,908,318
KLA-Tencor Corp.	15,804	880,757
LAM Research Corp. (I)	22,118	980,712
Texas Instruments, Inc.	19,785	689,903
Xilinx, Inc.	13,487	534,220
Software - 2.5%
Adobe Systems, Inc. (I)	54,652	2,489,945
Citrix Systems, Inc. (I)	14,465	872,674
Microsoft Corp.	178,869	6,176,347
Oracle Corp.	113,235	3,478,579
VMware, Inc. - Class A (I)	2,479	166,068
Specialty Retail - 2.2%
AutoZone, Inc. (I)	5,056	2,142,177
Home Depot, Inc.	52,680	4,081,120
Lowe’s Cos., Inc.	61,889	2,531,260

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

	Shares	Value
Specialty Retail (continued)
O’Reilly Automotive, Inc. (I)	1,539	$ 173,322
Ross Stores, Inc.	10,576	685,430
TJX Cos., Inc.	41,994	2,102,220
Textiles, Apparel & Luxury Goods - 0.5%
Lululemon Athletica, Inc. (I)	2,526	165,504
V.F. Corp.	13,436	2,593,954
Tobacco - 1.0%
Philip Morris International, Inc.	60,146	5,209,846
Trading Companies & Distributors - 0.2%
WW Grainger, Inc.	4,437	1,118,923
Wireless Telecommunication Services - 0.0% (F)
Sprint Nextel Corp. (I)	22,314	156,644

Total Common Stocks (cost $272,178,257)		316,831,046

SHORT-TERM INVESTMENT COMPANY - 4.7%
BlackRock Provident TempFund 24 (J)	24,813,353	24,813,353

Total Short-Term Investment Company (cost $24,813,353)		24,813,353

SECURITIES LENDING COLLATERAL - 4.9%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.18% (H)	25,924,296	25,924,296

Total Securities Lending Collateral (cost $25,924,296)		25,924,296

	Principal	Value
REPURCHASE AGREEMENT - 1.0%
State Street Bank & Trust Co. 0.03% (H), dated 06/28/2013, to be repurchased at $5,477,209 on 07/01/2013. Collateralized by a U.S. Government Agency Obligation, 2.50%, due 11/01/2027, and with a value of $5,591,147.	$ 5,477,196	5,477,196

Total Repurchase Agreement (cost $5,477,196)		5,477,196

Total Investment Securities (cost $542,414,783) (K)		584,289,176
Other Assets and Liabilities - Net		(59,732,925)

Net Assets		$ 524,556,251

	Principal	Value
TBA SHORT COMMITMENTS - (4.4%)
U.S. GOVERNMENT AGENCY OBLIGATIONS - (4.4%)
Fannie Mae, TBA
3.00%	$ (4,400,000)	$ (4,325,578)
3.50%	(3,300,000)	(3,384,343)
4.00%	(1,100,000)	(1,159,426)
4.50%	(1,400,000)	(1,490,891)
5.00%	(3,800,000)	(4,089,453)
5.50%	(800,000)	(868,875)
6.00%	(1,800,000)	(1,957,500)
Freddie Mac, TBA
3.00%	(2,900,000)	(2,826,594)
Ginnie Mae, TBA
4.00%	(700,000)	(733,687)
4.50%	(2,100,000)	(2,238,715)
5.00%	(100,000)	(108,219)

Total U.S. Government Agency Obligations (proceeds $(23,407,734))		(23,183,281)

Total TBA Short Commitments (proceeds $(23,407,734))		(23,183,281)

FUTURES CONTRACTS:
Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation)
10-Year Australian Treasury Bond	Long	12	09/16/2013	$(6,966)
10-Year U.S. Treasury Note	Short	(227)	09/19/2013	87,522
2-Year U.S. Treasury Note	Long	58	09/30/2013	(19,468)
5-Year U.S. Treasury Note	Long	142	09/30/2013	(255,170)
Long U.S. Treasury Bond	Long	56	09/19/2013	(101,083)
S&P 500 E-Mini Index	Long	61	09/20/2013	(64,809)
Ultra Long U.S. Treasury Bond	Long	26	09/19/2013	(9,604)

				$(369,578)

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:
Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
EUR	BOA	(2,887,000)	07/23/2013	$(3,813,309)	$55,092
EUR	CITI	(1,431,703)	07/23/2013	(1,879,826)	16,075
EUR	CITI	(395,000)	07/23/2013	(527,015)	12,816
EUR	CITI	1,031,000	07/23/2013	1,345,421	(3,294)
EUR	MSC	(417,000)	07/23/2013	(547,541)	4,702

					$85,391

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $25,380,347. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	When-issued security. A conditional transaction in a security authorized for issuance, but not yet issued.
(C)	All or a portion of this security has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts. Total value of securities segregated as collateral to cover margin requirements for open futures contracts is $620,454.
(D)	Floating or variable rate note. Rate is listed as of June 30, 2013.
(E)	Step bond - Coupon rate changes in increments to maturity. Rate disclosed is as of June 30, 2013. Maturity date disclosed is the ultimate maturity date.
(F)	Percentage rounds to less than 0.1%.
(G)	The security has a perpetual maturity. The date shown is the next call date.
(H)	Rate shown reflects the yield at June 30, 2013.
(I)	Non-income producing security.
(J)	The investment issuer is affiliated with the sub-adviser of the portfolio.
(K)	Aggregate cost for federal income tax purposes is $542,414,783. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $48,717,288 and $6,842,895, respectively. Net unrealized appreciation for tax purposes is $41,874,393.

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013, these securities aggregated $42,545,234, or 8.11% of the portfolio’s net assets.
BOA	Bank of America
CITI	Citigroup, Inc.
EMTN	European Medium Term Note
GMTN	Global Medium Term Note
IO	Interest Only
MSC	Morgan Stanley
MTN	Medium Term Note
OAO	Otkrytoe Aktsionernoe Obschestvo (Russian: Open Joint Stock Corporation)
REMIC	Real Estate Mortgage Investment Conduits (consist of a fixed pool of mortgages broken apart and marketed to investors as individual securities)
Reg S	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
TBA	To Be Announced

CURRENCY ABBREVIATION:

EUR	Euro

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

VALUATION SUMMARY: (L)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2013
ASSETS
Investment Securities
U.S. Government Obligations	$—	$22,060,141	$—	$22,060,141
U.S. Government Agency Obligations	—	81,323,158	—	81,323,158
Foreign Government Obligations	—	6,032,771	—	6,032,771
Mortgage-Backed Securities	—	25,728,114	—	25,728,114
Asset-Backed Securities	—	27,671,531	—	27,671,531
Preferred Corporate Debt Securities	—	387,734	—	387,734
Corporate Debt Securities	—	47,060,281	—	47,060,281
Short-Term U.S. Government Obligation	—	429,893	—	429,893
Preferred Stocks	549,662	—	—	549,662
Common Stocks	316,831,046	—	—	316,831,046
Short-Term Investment Company	24,813,353	—	—	24,813,353
Securities Lending Collateral	25,924,296	—	—	25,924,296
Repurchase Agreement	—	5,477,196	—	5,477,196
Total Investment Securities	$368,118,357	$216,170,819	$—	$584,289,176

Derivative Financial Instruments
Forward Foreign Currency Contracts (M)	$—	$88,685	$—	$88,685
Futures Contracts (M)	87,522	—	—	87,522
Total Derivative Financial Instruments	$87,522	$88,685	$—	$176,207

Other Assets (N)
Cash	$39,262	$—	$—	$39,262
Foreign Currency	17,772	—	—	17,772
Total Other Assets	$57,034	$—	$—	$57,034

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2013
LIABILITIES
TBA Short Commitments
U.S. Government Agency Obligations	$—	$(23,183,281)	$—	$(23,183,281)
Total TBA Short Commitments	$—	$(23,183,281)	$—	$(23,183,281)

Derivative Financial Instruments
Forward Foreign Currency Contracts (M)	$—	$(3,294)	$—	$(3,294)
Futures Contracts (M)	(457,100)	—	—	(457,100)
Total Derivative Financial Instruments	$(457,100)	$(3,294)	$—	$(460,394)

Other Liabilities (N)
Collateral for Securities on Loan	$—	$(25,924,296)	$—	$(25,924,296)
Total Other Liabilities	$—	$(25,924,296)	$—	$(25,924,296)

(L)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended June 30, 2013. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
(M)	Derivative financial instruments valued at unrealized appreciation (depreciation) on the instrument.
(N)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Multi-Managed Balanced VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2013

(unaudited)

Assets:
Investment securities, at value (cost: $536,937,587) (including securities loaned of $25,380,347)	$578,811,980
Repurchase agreement, at value (cost: $5,477,196)	5,477,196
Cash	39,262
Foreign currency, at value (cost: $17,760)	17,772
Unrealized appreciation on forward foreign currency contracts	88,685
Receivables:
Shares sold	1,337,179
Investment securities sold	68,172,558
When-issued securities sold	79,981
Interest	1,082,573
Dividends	364,948
Dividend reclaims	1,613
Securities lending income (net)	5,703
Variation margin	37,877
Prepaid expenses	2,645

Total assets	655,519,972

Liabilities:
Accounts payable and accrued liabilities:
Shares redeemed	234,781
Investment securities purchased	79,600,241
When-issued securities purchased	1,501,151
Administration fees	10,114
Management and advisory fees	301,326
Distribution and service fees	42,572
Interest from TBA short commitments	38,778
Transfer agent fees	70
Trustees fees	198
Other	123,619
Collateral for securities on loan	25,924,296
TBA short commitments, at value (proceeds: $23,407,734)	23,183,281
Unrealized depreciation on forward foreign currency contracts	3,294

Total liabilities	130,963,721

Net assets	$524,556,251

Net assets consist of:
Capital stock ($0.01 par value)	$407,345
Additional paid-in capital	433,425,824
Undistributed (accumulated) net investment income (loss)	11,491,851
Undistributed (accumulated) net realized gain (loss) from investment securities, futures, written option and swaption contracts and foreign currency transactions	37,416,940
Net unrealized appreciation (depreciation) on:
Investment securities	41,874,393
Futures contracts	(369,578)
Translation of assets and liabilities denominated in foreign currencies	85,023
TBA short commitments	224,453

Net assets	$524,556,251

Net assets by class:
Initial Class	$302,584,585
Service Class	221,971,666
Shares outstanding:
Initial Class	23,361,890
Service Class	17,372,608
Net asset value and offering price per share:
Initial Class	$12.95
Service Class	12.78

STATEMENT OF OPERATIONS

For the period ended June 30, 2013

(unaudited)

Investment Income:
Dividend income (net of withholding taxes on foreign dividends of $272)	$3,076,229
Interest income	2,595,185
Securities lending income (net)	29,481

Total investment income	5,700,895

Expenses:
Management and advisory	1,882,212
Distribution and service:
Service Class	260,004
Transfer agent	1,897
Printing and shareholder reports	56,368
Custody	97,611
Administration	62,984
Legal	11,809
Audit and tax	6,455
Trustees	9,271
Other	6,285

Total expenses	2,394,896

Net investment income (loss)	3,305,999

Net realized gain (loss) on transactions from:
Investment securities	22,885,364
Futures contracts	589,984
Written option and swaption contracts	(99,775)
Foreign currency transactions	70,361

Total realized gain (loss)	23,445,934

Net change in unrealized appreciation (depreciation) on:
Investment securities	7,676,067
Futures contracts	(454,605)
Translation of assets and liabilities denominated in foreign currencies	103,555
TBA short commitments	251,957

Net change in unrealized appreciation (depreciation)	7,576,974

Net realized and change in unrealized gain (loss)	31,022,908

Net increase (decrease) in net assets resulting from operations	$34,328,907

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Multi-Managed Balanced VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2013 (unaudited)	December 31, 2012
From operations:
Net investment income (loss)	$3,305,999	$7,661,907
Net realized gain (loss) from investment securities, futures, written option and swaption contracts and foreign currency transactions	23,445,934	19,419,601
Net change in unrealized appreciation (depreciation) on investment securities, futures, TBA short commitments and foreign currency translations	7,576,974	26,092,280
Net increase (decrease) in net assets resulting from operations	34,328,907	53,173,788

Distributions to shareholders:
From net investment income:
Initial Class	—	(4,760,367)
Service Class	—	(2,564,988)
	—	(7,325,355)
From net realized gains:
Initial Class	—	(44,078,841)
Service Class	—	(27,076,824)
	—	(71,155,665)
Total distributions to shareholders	—	(78,481,020)

Capital share transactions:
Proceeds from shares sold:
Initial Class	11,377,234	21,780,413
Service Class	28,007,352	46,528,257
	39,384,586	68,308,670
Dividends and distributions reinvested:
Initial Class	—	48,839,208
Service Class	—	29,641,812
	—	78,481,020
Cost of shares redeemed:
Initial Class	(19,389,617)	(42,695,869)
Service Class	(11,746,141)	(21,513,044)
	(31,135,758)	(64,208,913)
Net increase (decrease) in net assets resulting from capital shares transactions	8,248,828	82,580,777
Net increase (decrease) in net assets	42,577,735	57,273,545

Net assets:
Beginning of period/year	481,978,516	424,704,971
End of period/year	$524,556,251	$481,978,516
Undistributed (accumulated) net investment income (loss)	$11,491,851	$8,185,852
Share activity:
Shares issued:
Initial Class	880,972	1,668,568
Service Class	2,214,902	3,601,228
	3,095,874	5,269,796
Shares issued-reinvested from dividends and distributions:
Initial Class	—	4,124,933
Service Class	—	2,533,488
	—	6,658,421
Shares redeemed:
Initial Class	(1,517,160)	(3,290,708)
Service Class	(925,153)	(1,673,457)
	(2,442,313)	(4,964,165)

Net increase (decrease) in shares outstanding:
Initial Class	(636,188)	2,502,793
Service Class	1,289,749	4,461,259
	653,561	6,964,052

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Multi-Managed Balanced VP

FINANCIAL HIGHLIGHTS

For the period or years ended:

For a share outstanding throughout each period/year
	Initial Class
	June 30, 2013 (unaudited)		December 31, 2012	December 31, 2011		December 31, 2010	December 31, 2009	December 31, 2008
Net asset value
Beginning of period/year	$12.08		$12.87	$12.68		$10.27	$8.38	$13.70
Investment operations
Net investment income (loss)(A)	0.09		0.23	0.23		0.41	0.21	0.22
Net realized and unrealized gain (loss)	0.78		1.34	0.27		2.05	1.97	(4.36)
Total investment operations	0.87		1.57	0.50		2.46	2.18	(4.14)
Distributions
Net investment income	—		(0.23)	(0.31)		(0.05)	(0.16)	(0.21)
Net realized gains	—		(2.13)	—		—	(0.13)	(0.97)
Total distributions	—		(2.36)	(0.31)		(0.05)	(0.29)	(1.18)
Net asset value
End of period/year	$12.95		$12.08	$12.87		$12.68	$10.27	$8.38
Total return(B)	7.20	%(C)	12.57%	4.04%		24.12%	26.30%	(32.40)%
Net assets end of period/year (000’s)	$302,585		$290,012	$276,623		$292,510	$45,319	$36,361
Ratio and supplemental data
Expenses to average net assets	0.85	%(D)	0.87%	0.87%		0.87%	0.91%	0.90%
Net investment income (loss) to average net assets	1.41	%(D)	1.75%	1.72%		3.75%	2.26%	1.89%
Portfolio turnover rate	63	%(C)	160%	245	%(E)	69%	82%	67%

(A)	Calculated based on average number of shares outstanding.
(B)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(C)	Not annualized.
(D)	Annualized.
(E)	Increase in portfolio turnover rate was triggered by a change in the portfolio’s sub-adviser.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

For a share outstanding throughout each period/year
	Service Class
	June 30, 2013 (unaudited)		December 31, 2012	December 31, 2011		December 31, 2010	December 31, 2009	December 31, 2008
Net asset value
Beginning of period/year	$11.94		$12.74	$12.57		$10.19	$8.33	$13.64
Investment operations
Net investment income (loss)(A)	0.07		0.19	0.19		0.34	0.18	0.19
Net realized and unrealized gain (loss)	0.77		1.34	0.27		2.08	1.96	(4.34)
Total investment operations	0.84		1.53	0.46		2.42	2.14	(4.15)
Distributions
Net investment income	—		(0.20)	(0.29)		(0.04)	(0.15)	(0.19)
Net realized gains	—		(2.13)	—		—	(0.13)	(0.97)
Total distributions	—		(2.33)	(0.29)		(0.04)	(0.28)	(1.16)
Net asset value
End of period/year	$12.78		$11.94	$12.74		$12.57	$10.19	$8.33
Total return(B)	7.04	%(C)	12.40%	3.75%		23.88%	25.94%	(32.57)%
Net assets end of period/year (000’s)	$221,972		$191,967	$148,082		$122,000	$56,181	$22,473
Ratio and supplemental data
Expenses to average net assets	1.10	%(D)	1.12%	1.12%		1.12%	1.16%	1.15%
Net investment income (loss) to average net assets	1.17	%(D)	1.50%	1.49%		3.11%	1.98%	1.71%
Portfolio turnover rate	63	%(C)	160%	245	%(E)	69%	82%	67%

(A)	Calculated based on average number of shares outstanding.
(B)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(C)	Not annualized.
(D)	Annualized.
(E)	Increase in portfolio turnover rate was triggered by a change in the portfolio’s sub-adviser.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Multi-Managed Balanced VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2013

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Multi-Managed Balanced VP (the “Portfolio”) is a series of TST.

The Portfolio currently offers two classes of shares: Initial Class and Service Class.

Transamerica Asset Management, Inc. (“TAM”) provides continuous and regular investment advisory services to the Portfolio. TAM acts as a manager of managers, providing advisory services that include, without limitation, the design and development of each Portfolio and its investment strategy and the ongoing review and evaluation of that investment strategy including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for each Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending and implementing fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolios’ investments; regular review of sub-adviser performance and holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation of portfolio holdings; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolios’ Board of Trustees; oversight of preparation of prospectuses, shareholder reports and other disclosure materials and filings; and oversight of other service providers to the Portfolios, such as the custodian, the transfer agent, the administrator, the distributor, the Portfolios’ independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations for the Portfolios; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment advisory services. Where TAM employs sub-advisers, the sub-advisers carry out and effectuate the investment strategy designed for the Portfolios by TAM and are responsible, subject to TAM’s and the Board of Trustees oversight, for the day-to-day management of the Portfolios and for making decisions to buy, hold or sell a particular security.

Transamerica Fund Services, Inc. (“TFS”) provides supervisory and administrative services to each Portfolio. TFS’s supervisory and administrative services include performing certain administrative services for the Portfolios and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided for the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TFS has outsourced the provision of certain services as described below; to the extent agreed upon by TFS and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of net asset values; shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; recommending and implementing fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and its dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; preparation of agendas and supporting documents for and minutes of meetings of Trustees and committees of Trustees; and preparation of regular communications with the Trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TFS to perform supervisory and administrative services to the Portfolio. State Street performs back office services to support TFS, including furnishing financial and performance information about the Portfolios for inclusion in regulatory filings and Trustee and shareholder reports; preparing drafts of regulatory filings, Trustee materials, tax returns, expenses and budgeting; tax compliance testing; and maintaining books and records. TFS pays all expenses it incurs in connection with providing these services in the Amended and Restated Services Agreement with the exception of the costs of certain services specifically assumed by the Portfolios, as numerated within the Statement of Operations.

This report should be read in conjunction with the Portfolio’s current prospectus, which contains additional information about the Portfolio, including investment objectives and strategies.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of securities exposes the Portfolio to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Multi-Managed Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 1. (continued)

additional collateral; (iii) the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrowed.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio (“Navigator”), a money market mutual fund registered under the 1940 Act. The Transamerica Asset Management family of mutual funds is a significant shareholder of the Navigator as of June 30, 2013. No individual portfolio has a significant holding in the Navigator.

By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees.

Such income is reflected separately in the Statement of Operations. Income from loaned securities in the Statement of Operations is net of fees and rebates earned by the lending agent for its services. The value of loaned securities and related collateral outstanding at June 30, 2013 are shown in the Statement of Investments and the Statement of Assets and Liabilities.

Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

The open repurchase agreements are related collateral at June 30, 2013 are listed in the Schedule of Investments.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rates in effect when the investment was acquired. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country, or region.

Foreign taxes: The Portfolio may be subjected to taxes imposed by the countries in which they invest, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Forward foreign currency contracts: The Portfolio is subject to foreign currency exchange rate risk exposure in the normal course of pursuing its investment objectives. The Portfolio enters into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Forward foreign currency contracts are marked to market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are settled, a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts.

Open forward foreign currency contracts at June 30, 2013 are listed in the Schedule of Investments.

Option contracts: The Portfolio is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Portfolio enters into option contracts to manage exposure to various market

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Multi-Managed Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 1. (continued)

fluctuations. The Portfolio purchases or writes put and call options on U.S. securities, indices, futures, swaps (“swaptions”), commodities, and currency transactions. Options are valued at the average of the bid and ask (“Mean Quote”) established each day at the close of the board of trade or exchange on which they are traded. Options are marked-to-market daily to reflect the current value of the option. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts, the possibility of an illiquid market, and an inability of the counterparty to meet the contract terms.

Purchased options: Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Portfolio pays premiums, which are included in the Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid from options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying U.S. security, index, futures, swaption, commodity, or currency transaction to determine the realized gain or loss.

Written options: Writing call options tends to decrease exposure to the underlying instrument. Writing put options tends to increase exposure to the underlying instrument. When the Portfolio writes a covered call or put option, the premium received is recorded as a liability in the Statement of Assets and Liabilities and is subsequently marked-to-market to reflect the current market value of the option written. Premiums received from written options which expire unexercised are treated as realized gains. Premiums received from writing options/swaptions which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying U.S. security, index, futures, swaption, commodity, or currency transaction to determine the realized gain or loss. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolio could result in selling or buying a security or currency at a price different from the current market value.

There were no open option and swaption contracts at June 30, 2013.

Futures contracts: The Portfolio is subject to equity and commodity price risks, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The open futures contracts at June 30, 2013 are listed in the Schedule of Investments. The variation margin receivable or payable, as applicable, is included in the Statement of Assets and Liabilities.

Cash overdraft: Throughout the period, the Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the federal funds rate. Payables, if any, are reflected as Due to Custodian in the Statement of Assets and Liabilities. Expenses from cash overdrafts are included in Other in the Statement of Operations.

Structured notes: The Portfolio invests in structured notes. A structured debt instrument is a hybrid debt security that has an embedded derivative. This type of instrument is used to manage cash flows from the debt security. Investment in structured notes involves the credit risk of the issuer and the normal risks of price changes in interest rates. Structured notes may be less liquid than other types of securities and more volatile than their underlying reference instruments. All structured notes are listed within the Schedule of Investments.

To be announced (“TBA”) commitments: TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. They are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security to be sold increases prior to settlement date, in addition to the risk of decline in the value of the Portfolio’s other assets. Unsettled TBA commitments are valued at the current value of the underlying securities, according to the procedures described under Security Valuations. Open balances are included in the payable or receivable for investments purchased or sold in the Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Multi-Managed Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 1. (continued)

Treasury inflation-protected securities (“TIPS”): The Portfolio invests in TIPS, specially structured bonds in which the principal amount is adjusted daily to keep pace with inflation as measured by the U.S. Consumer Price Index. The adjustments to principal due to inflation/deflation are reflected as increases/decreases to Interest income in the Statement of Operations with a corresponding adjustment to cost.

When-Issued, forward delivery securities and Delayed Delivery Settlements: The Portfolio may purchase or sell securities on a when-issued, forward (delayed) delivery basis or delayed settlement. When-issued and forward delivery transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolio engages in when-issued transactions to obtain an advantageous price and yield at the time of the transaction. The Portfolio engages in when-issued and forward delivery transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the Portfolio is not entitled to any of the interest earned prior to settlement.

Delayed Delivery transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery transactions are outstanding, the Portfolio will segregate with its custodian either cash, U.S. Government securities or other liquid assets at least equal to the value of the commitments until payment is made. When purchasing a security on a delayed delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Portfolio if the other party to the transaction defaults on its obligation to make payment or delivery and the Portfolio is delayed or prevented from completing the transaction. The Portfolio may dispose of or renegotiate a delayed delivery transaction after it is entered into which may result in a realized gain or loss. When the Portfolio sells a security on a delayed delivery basis, the Portfolio does not participate in future gains and losses on the security.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, has elected to place security transactions of the Portfolio with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions paid by the Portfolio be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

Commissions recaptured during the period ended June 30, 2013 of $8,306 are included in net realized gain (loss) in the Statement of Operations.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend date, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Real estate investment trust (“REITs”): Dividend income related to a REIT is recorded at management’s estimate of the income included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts.

There are certain additional risks involved in investing in REITs. These include, but are not limited to, economical conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class, based upon net assets. Each class bears its own specific expenses in addition to the non-class specific expenses.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Multi-Managed Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The Portfolio’s Board of Trustees has delegated the valuation functions on a day-to-day basis to TAM, subject to board oversight. TAM has formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board of Trustees. These policies and procedures are reviewed at least annually by the Board of Trustees. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Funds use fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair market value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Investment companies are valued at the net asset value (“NAV”) of the underlying portfolio. These securities are actively traded and no valuation adjustments are applied. Exchange-Traded Funds are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1 of the fair value hierarchy. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are unobservable will be valued based upon the NAVs of such investments and are categorized in Level 3 of the fair value hierarchy.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Multi-Managed Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 2. (continued)

Equity securities (common and preferred stocks): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2 or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the net asset value of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

Corporate bonds: The fair value of corporate bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Asset-backed securities: The fair value of asset backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Short-term notes: Short-term notes are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values would be generally categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Government securities: Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Government securities generally are categorized in Level 2 of the fair value hierarchy, or in Level 3 if inputs are unobservable.

U.S. government agency securities: U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government securities. Mortgage pass-throughs include TBA securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Derivative instruments: Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in level 1 of the fair value hierarchy. Over the counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. A substantial majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized in level 2 of the fair value hierarchy or in Level 3 if inputs are unobservable.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Multi-Managed Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 2. (continued)

The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2013, is disclosed in the Valuation Summary of the Schedule of Investments.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.

TAM, the Portfolio’s investment adviser, is directly owned by Western Reserve Life Assurance Co. of Ohio and AUSA Holding Company (“AUSA”), both of which are indirect, wholly-owned subsidiaries of Aegon NV. AUSA is wholly-owned by Aegon USA, LLC (“Aegon USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Aegon USA is owned by Aegon US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

TFS is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS, and TCI. No interested trustee receives compensation from the Portfolio.

Investment advisory fees: The Portfolio pays management fees to TAM based on average daily net assets (“ANA”) at the following breakpoints:

First $500 million	0.750%
Over $500 million up to $1 billion	0.650%
Over $1 billion	0.600%

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

Expense limit	Maximum Operating Expense Limit Effective Through
1.00%	May 1, 2014

TAM is entitled to reimbursement by the Portfolio of fees waived and/or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit.

During the period ended June 30, 2013, there were no amounts reimbursed/waived or recaptured by TAM. There were no amounts available for recapture by TAM as of June 30, 2013.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Multi-Managed Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 3. (continued)

TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2014. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. The Portfolio pays TFS an annual fee of 0.025% of ANA. The Legal fees in the Statement of Operations are for fees paid to external legal counsel.

Transfer agent services: TFS provides transfer agency services under the Administrative Agreement and is compensated for such services under that agreement. For the period ended June 30, 2013 amounts paid to TFS by the Portfolio are included in Transfer Agent in the Statement of Operations and amounts payable to TFS as of June 30, 2013 are included in Transfer agent fees in the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), as elected by the Trustee.

NOTE 4. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2013 were as follows:

Purchases of securities:
Long-term	$203,992,758
U.S. Government	109,950,864
Proceeds from maturities and sales of securities:
Long-term	210,473,074
U.S. Government	116,561,906

NOTE 5. DERIVATIVE FINANCIAL INSTRUMENTS

The Portfolio is subject to various risks in the normal course of pursuing its investment objective. The volume of forward foreign currency contracts held throughout the period averaged four contracts, with an overall increase from four contracts at the beginning of the period to five contracts at the end of the period. The volume of purchased option contracts and futures contracts held during the period averaged two and nine contracts, respectively, with an overall decrease from one and 11 contracts, respectively, at the beginning of the period to zero and seven contracts, respectively, at the end of the period. The volume of written option contracts held during the period averaged two contracts, with zero contracts held at both the beginning and end of the period. The tables below highlight the types of risks associated with the Portfolio and how the aforementioned derivative instruments are used to mitigate such risks:

Fair Values of Derivative Instruments in the Statement of Assets and Liabilities as of June 30, 2013:

Derivatives not accounted for as hedging instruments

Location	Interest rate contracts	Foreign exchange contracts	Equity contracts	Total
Asset derivatives
Unrealized appreciation on futures contracts (A) (B)	$87,522	$—	$—	$87,522
Unrealized appreciation on forward foreign currency contracts	—	88,685	—	88,685
Total	$87,522	$88,685	$—	$176,207
Liability derivatives
Unrealized depreciation on futures contracts (A) (B)	$(392,291)	$—	$(64,809)	$(457,100)
Unrealized depreciation on forward foreign currency contracts	—	(3,294)	—	(3,294)
Total	$(392,291)	$(3,294)	$(64,809)	$(460,394)
(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Multi-Managed Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 5. (continued)

Gross Amounts Not Offset in the Statement of Assets and Liabilities

Financial Assets and Derivative Assets, and Collateral Received as of June 30, 2013:

Counterparty	Gross Amounts of Assets Presented in Statement of Assets and Liabilities(C)	Value Eligible for Offset	Collateral Received(D)	Net Amount (not less than 0)
Bank of America N.A.	$55,092	$—	$—	$55,092
Citibank N.A.	28,891	(3,294)	—	25,597
Other Derivatives (E)	92,224	—	—	92,224
Total	$176,207	$(3,294)	$—	$172,913

Financial Liabilities and Derivative Liabilities, and Collateral Pledged as of June 30, 2013:

Counterparty	Gross Amounts of Liabilities Presented in Statement of Assets and Liabilities(C)	Value Eligible for Offset	Collateral Pledged(D)	Net Amount (not less than 0)
Citibank N.A.	$3,294	$(3,294)	$—	$—
Other Derivatives (E)	457,100	—	—	457,100
Total	$460,394	$(3,294)	$—	$457,100
(C)	Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
(D)	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.
(E)	Other Derivatives are not subject to a master netting arrangement or another similar arrangement.

Effect of Derivative Instruments in the Statement of Operations for the period ended June 30, 2013:

Derivatives not accounted for as hedging instruments

Location	Interest rate contracts	Foreign exchange contracts	Equity contracts	Total
Net Realized Gain (Loss) on derivatives recognized in income
Net realized gain (loss) on purchased options (F)	$89,620	$—	$—	$89,620
Net realized gain (loss) on futures contracts	(24,294)	—	614,278	589,984
Net realized gain (loss) on written options contracts	(99,775)	—	—	(99,775)
Net realized gain (loss) on forward foreign currency contracts (G)	—	(19,323)	—	(19,323)
Net change in Unrealized Appreciation (Depreciation) on derivatives recognized in income
Net change in unrealized appreciation (depreciation) on purchased options (H)	(4,862)	—	—	(4,862)
Net change in unrealized appreciation (depreciation) on futures contracts	(378,748)	—	(75,857)	(454,605)
Net change in unrealized appreciation (depreciation) on forward foreign currency transactions (I)	—	105,510	—	105,510
Total	$(418,059)	$86,187	$538,421	$206,549
(F)	Included within Net realized gain (loss) on transactions from Investment securities.
(G)	Included within Net realized gain (loss) on transactions from Foreign currency transactions.
(H)	Included within Net change in unrealized appreciation (depreciation) on Investment securities.
(I)	Included within Net change in unrealized appreciation (depreciation) on Translation of assets and liabilities denominated in foreign currencies.

For non-exchange traded derivatives (forward foreign currency contracts), under standard derivatives agreements, the Portfolio may be required to post collateral on derivatives if the Portfolio is in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Multi-Managed Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 6. FEDERAL INCOME TAX MATTERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Portfolio’s tax provisions taken or expected to be taken for all open tax years 2009 - 2012, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

NOTE 7. SUBSEQUENT EVENT

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Multi-Managed Balanced VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board”) held on June 12-13, 2013, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Multi-Managed Balanced VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”). The Board also reviewed and considered the renewal of the investment sub-advisory agreements (each a “Sub-Advisory Agreement,” collectively the “Sub-Advisory Agreements” and, together with the Investment Advisory Agreement, the “Agreements”) for the Portfolio between TAM and each of the following sub-advisers: BlackRock Financial Management, Inc. and J.P. Morgan Investment Management Inc. (each a “Sub-Adviser” and collectively the “Sub-Advisers”).

Following their review and consideration, the Trustees determined that the terms of the Investment Advisory Agreement and each Sub-Advisory Agreement are reasonable and that the renewal of each of the Agreements is in the best interests of the Portfolio and its shareholders. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Agreements through June 30, 2014. In reaching their decision, the Trustees requested and received from TAM and each Sub-Adviser such information as they deemed reasonably necessary to evaluate the Agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by each Sub-Adviser. The Trustees also considered information they had previously received from TAM and each Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM or the Sub-Advisers present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and/or their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and each Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM and each Sub-Adviser; TAM’s management oversight process; and the professional qualifications of the portfolio management team of each Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser that manages the equity portion of the Portfolio and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment advisory and other services provided by TAM for the portion of the management fee it retains after payment of the sub-advisory fees. The Board noted that the investment advisory services include the design and development of the Portfolio and its investment strategy, TAM’s selection, ongoing oversight and monitoring of the Sub-Advisers, TAM’s daily supervision of the Portfolio’s investments and recommendations to change the Portfolio’s investment strategy or sub-adviser(s) where it believes appropriate or advisable. The Board also noted that TAM provides services to all Transamerica mutual funds, including the Portfolio, in the form of oversight of the services provided by the funds’ administrator, custodian and transfer agent and supervision of the performance of recordkeeping, shareholder relations, regulatory reporting and compliance functions of the funds.

Based on these considerations, the Board determined that TAM and each Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2012.

The Board noted that the performance of the Initial Class of the Portfolio was above the median for its peer universe for the past 3-, 5- and 10- year periods and below the median for the past 1-year period. The Board also noted that the performance of the Initial Class of the Portfolio was above its primary benchmark for the past 3-, 5- and 10- year periods and below its primary benchmark for the past 1-year period. The Trustees discussed the reasons for the recent underperformance with TAM and agreed to continue to monitor the performance of the Portfolio. The Board noted that the Portfolio’s performance for longer periods was attributable to the Portfolio’s previous sub-adviser in accordance with different investment strategies.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Multi-Managed Balanced VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be procured by TAM and provided by the Sub-Advisers, the Board concluded that TAM and each Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and that is competitive with other investment companies.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of other investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Advisers for sub-advisory services, the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fees and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by TAM.

The Board noted that the Portfolio’s contractual management fee was above the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Initial Class of the Portfolio were above the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Advisers under the Investment Advisory Agreement and Sub-Advisory Agreements are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability.

With respect to the Sub-Advisers, the Board noted that the sub-advisory fees are the product of arm’s-length negotiation between TAM and the applicable Sub-Adviser and are paid by TAM and not the Portfolio. As a result, the Board principally considered the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any further economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from these economies of scale. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and fees paid to the Sub-Advisers and whether the Portfolio has achieved economies of scale in the future.

Benefits to TAM, its Affiliates and the Sub-Advisers from their Relationships with the Portfolio

The Board considered any other benefits derived by TAM, its affiliates, and the Sub-Advisers from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Advisers is generally appropriate and in the best interests of the Portfolio. The Board also noted that the Sub-Adviser that manages the equity portion of the Portfolio is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and its shareholders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Multi-Managed Balanced VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

consistent with the best interests of the Portfolio and its shareholders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Advisers. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement and each Sub-Advisory Agreement is in the best interests of the Portfolio and its shareholders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica PIMCO Real Return TIPS VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2013, and held for the entire period until June 30, 2013.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses(A)
Portfolio Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period(B)	Ending Account Value	Expenses Paid During Period(B)	Annualized Expense Ratio(C)
Transamerica PIMCO Real Return TIPS VP
Initial Class	$1,000.00	$890.10	$4.12	$1,020.16	$4.41	0.89%
Service Class	1,000.00	915.00	5.35	1,018.93	5.64	1.14

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (179 days), and divided by the number of days in the year (365 days).

(C)	Includes interest fee on Dollar Rolls (representing 0.06% of average net assets for both Initial and Service Class).

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica PIMCO Real Return TIPS VP

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2013

(the following chart summarizes the Schedule of Investments of the portfolio by asset type)

(unaudited)

Asset Type	% of Net Assets
U.S. Government Obligations	102.5%
Repurchase Agreements	66.7
Foreign Government Obligations	4.2
Short-Term U.S. Government Obligations	2.8
Commercial Paper	2.3
Corporate Debt Securities	1.2
Mortgage-Backed Securities	1.1
Asset-Backed Securities	0.9
Securities Lending Collateral	0.8
Structured Notes Debt	0.0	(A)
Purchased Swaption	0.0	(A)
Other Assets and Liabilities - Net(B)	(82.5)
Total	100.0%

(A)	Amount rounds to less than 0.1%

(B)	The Other Assets and Liabilities - Net category may include, but is not limited to, Reverse Repurchase Agreements, Forward Foreign Currency Contracts, Futures Contracts, Swap Agreements, Written Options and Swaptions, Securities Sold Short, TBA Short Commitments, and Cash Collateral.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica PIMCO Real Return TIPS VP

SCHEDULE OF INVESTMENTS

At June 30, 2013

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 102.5%
U.S. Treasury Inflation Indexed Bond
0.63%, 02/15/2043 (A)	$ 3,034,500	$ 2,552,063
0.75%, 02/15/2042 (B)	874,803	770,100
1.75%, 01/15/2028 (B)	1,332,252	1,492,643
2.00%, 01/15/2026 (B)	1,406,208	1,623,841
2.13%, 02/15/2040 (B)	860,864	1,046,218
2.38%, 01/15/2025 - 01/15/2027 (B)	15,572,276	18,662,825
2.50%, 01/15/2029 (B)	1,516,620	1,870,657
3.63%, 04/15/2028 (B)	1,006,607	1,397,061
3.88%, 04/15/2029 (B)	1,556,280	2,242,989
U.S. Treasury Inflation Indexed Note
0.13%, 04/15/2016 - 07/15/2022 (B)	52,192,989	51,943,178
0.13%, 01/15/2023 (B) (C)	25,490,003	24,715,336
0.50%, 04/15/2015 (B)	3,219,720	3,299,962
0.63%, 07/15/2021 (B)	13,415,350	13,845,057
1.13%, 01/15/2021 (B) (D)	9,962,433	10,654,354
1.25%, 04/15/2014 (B)	219,800	222,805
1.25%, 07/15/2020 (B) (C)	22,342,753	24,269,816
1.38%, 07/15/2018 - 01/15/2020 (B)	6,351,805	6,926,220
1.88%, 07/15/2013 - 07/15/2015 (B)	2,399,005	2,408,502
2.00%, 01/15/2016 (B)	9,784,864	10,508,787
2.63%, 07/15/2017 (B)	561,105	636,547
U.S. Treasury Note 2.00%, 02/15/2023 (B)	1,400,000	1,347,391

Total U.S. Government Obligations (cost $191,966,628)		182,436,352

FOREIGN GOVERNMENT OBLIGATIONS - 4.2%
Australia Government Bond
4.00%, 08/20/2020	AUD 400,000	672,073
Brazil Notas do Tesouro Nacional Series B,
6.00%, 08/15/2040 - 08/15/2050	BRL 700,000	808,570
Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond
0.75%, 04/15/2018	EUR 2,012,233	2,744,536
Canadian Government Bond
4.25%, 12/01/2021	CAD 295,436	366,895
Mexican Bonos de Proteccion al Ahorro
4.32%, 01/30/2020 (E)	MXN 8,000,000	611,552
Mexican Udibonos
4.50%, 12/18/2014	495,206	40,485
5.00%, 06/16/2016	2,327,470	199,237
New South Wales Treasury Corp.
2.75%, 11/20/2025	AUD 1,000,000	1,130,768
U.K. Gilt Inflation Linked
2.50%, 07/26/2016 - Reg S	GBP 100,000	518,279
Xunta de Galicia
5.76%, 04/03/2017	EUR 200,000	271,317
6.13%, 04/03/2018	100,000	137,418

Total Foreign Government Obligations (cost $8,153,745)		7,501,130

	Principal	Value
MORTGAGE-BACKED SECURITIES - 1.1%
Commercial Mortgage Pass-Through Certificates Series 2012-9W57, Class A 2.37%, 02/10/2029 - 144A	$ 800,000	$ 816,706
Countrywide Home Loan Mortgage Pass-Through Trust Series 2004-J9, Class 2A5 5.50%, 01/25/2035	494,011	512,449
DBUBS Mortgage Trust Series 2011-LC2A, Class A2 3.39%, 07/10/2044 - 144A	100,000	105,248
First Horizon Mortgage Pass-Through Trust Series 2004-AR7, Class 2A2 2.55%, 02/25/2035 (E)	97,790	97,061
Granite Mortgages PLC Series 2003-3, Class 1A3 0.68%, 01/20/2044 (E)	303,804	297,424
GSR Mortgage Loan Trust Series 2005-AR7, Class 2A1 2.65%, 11/25/2035 (E)	105,865	100,896
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2005-LDP2, Class A3A 4.68%, 07/15/2042	30,762	30,954

Total Mortgage-Backed Securities (cost $1,954,309)		1,960,738

ASSET-BACKED SECURITIES - 0.9%
CIFC Funding, Ltd. Series 2007-1A, Class A1L 0.54%, 05/10/2021 - 144A (E)	100,000	97,743
First Frankin Mortgage Loan Trust Series 2005-FF11, Class A2D 0.53%, 11/25/2035 (E)	108,075	104,008
RAAC Series Series 2006-SP4, Class A2 0.36%, 11/25/2036 (E)	280,416	277,762
RAMP Series Series 2006-RZ5, Class A2 0.37%, 08/25/2046 (E)	750,711	685,823
SLC Student Loan Trust Series 2009-AA, Class A 4.75%, 06/15/2033 - 144A (E)	160,832	150,336
SLM Student Loan Trust Series 2009-D, Class A 3.50%, 08/17/2043 - 144A (E) (F)	137,014	129,476
Structured Asset Securities Corp. Series 2005-WF1, Class M1 0.63%, 02/25/2035 (E)	155,270	141,737

Total Asset-Backed Securities (cost $1,608,309)		1,586,885

CORPORATE DEBT SECURITIES - 1.2%
Commercial Banks - 0.7%
Dexia Credit Local 1.65%, 09/12/2013	300,000	300,000
Eksportfinans ASA 5.50%, 06/26/2017	700,000	724,500
Intesa Sanpaolo SpA 3.13%, 01/15/2016	100,000	98,326

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica PIMCO Real Return TIPS VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

	Principal	Value
Electric Utilities - 0.5%
Tokyo Electric Power Co., Inc. 4.50%, 03/24/2014	EUR 700,000	$ 918,444

Total Corporate Debt Securities (cost $1,998,944)		2,041,270

COMMERCIAL PAPER - 2.3%
Commercial Banks - 0.2%
Santander Commercial Paper SA Unipersonal
1.71%, 10/11/2013 - 144A (G)	$ 300,000	298,518
Diversified Financial Services - 1.0%
Nissan Motor Acceptance Corp.
0.30%, 07/22/2013 - 144A (G)	1,850,000	1,849,645
Electric Utilities - 1.1%
Kansas City Power & Light Co.
0.30%, 07/17/2013 - 144A (G)	1,850,000	1,849,723

Total Commercial Paper (cost $3,997,886)		3,997,886

STRUCTURED NOTES DEBT - 0.0% (H)
Consumer Finance - 0.0% (H)
SLM Corp., Series MTN 3.77%, 12/15/2013 (E)	50,000	50,038

Total Structured Notes Debt (cost $50,048)		50,038

SHORT-TERM U.S. GOVERNMENT OBLIGATION - 2.8%
U.S. Treasury Bill
0.12%, 05/01/2014 - 05/29/2014 (D) (G)	4,920,000	4,914,491

Total Short-Term U.S. Government Obligation (cost $4,914,491)		4,914,491

	Notional Amount	Value
PURCHASED SWAPTION - 0.0% (H)
Put Option - 0.0% (H)
OTC- If exercised the Series receives floating 3 Month LIBOR, and pays 3.875%, European Style (F) Expires 04/14/2014 Counterparty: DUB	500,000	17,922

Total Purchased Swaption (cost $25,425)		17,922

	Shares	Value
SECURITIES LENDING COLLATERAL - 0.8%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.18% (G)	1,464,986	1,464,986

Total Securities Lending Collateral (cost $1,464,986)		1,464,986

	Principal	Value
REPURCHASE AGREEMENTS - 66.7%
Bank of Nova Scotia 0.15% (G), dated 06/28/2013, to be repurchased at $17,800,223 on 07/01/2013. Collateralized by a U.S. Government Obligation, 2.38%, due 02/28/2015, and with a value of $18,047,039	$ 17,800,000	17,800,000

	Principal	Value
REPURCHASE AGREEMENTS (continued)
Barclays Capital, Inc. 0.10% (G), dated 06/28/2013, to be repurchased at $6,000,050 on 07/01/2013. Collateralized by a U.S. Government Obligation, 0.63%, due 05/31/2017, and with a value of $6,130,706.	$ 6,000,000	$ 6,000,000
Barclays Capital, Inc. 0.18% (G), dated 06/28/2013, to be repurchased at $38,400,576 on 07/01/2013. Collateralized by a U.S. Government Obligation, 0.63%, due 07/15/2021, and with a value of $39,206,927.	38,400,000	38,400,000
BNP Paribas 0.16% (G), dated 06/28/2013, to be repurchased at $5,000,067 on 07/01/2013. Collateralized by a U.S. Government Obligation, 3.38%, due 04/15/2032, and with a value of 5,134,019.	5,000,000	5,000,000
Credit Suisse Securities USA 0.17% (G), dated 06/28/2013, to be repurchased at $21,400,303 on 07/01/2013. Collateralized by a U.S. Government Obligation, 2.13%, due 12/31/2015, and with a value of $21,674,185.	21,400,000	21,400,000
Deutsche Bank AG 0.10% (G), dated 06/28/2013, to be repurchased at $21,400,178 on 07/01/2013. Collateralized by a U.S. Government Obligation, 4.50%, due 05/15/2038, and with a value of $21,920,093.	21,400,000	21,400,000
JPMorgan Securities, Inc. 0.20% (G), dated 06/28/2013, to be repurchased at $8,200,137 on 07/01/2013. Collateralized by a U.S. Government Agency Obligation, 4.75%, due 05/15/2014, and with a value of $8,340,056.	8,200,000	8,200,000
State Street Bank & Trust Co. 0.03% (G), dated 06/28/2013, to be repurchased at $483,678 on 07/01/2013. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 11/01/2025, and with a value of $496,621.	483,677	483,677

Total Repurchase Agreements (cost $118,683,677)		118,683,677

Total Investment Securities (cost $334,818,448) (I)		324,655,375
Other Assets and Liabilities - Net		(146,732,598)

Net Assets		$ 177,922,777

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica PIMCO Real Return TIPS VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

	Contracts	Value
WRITTEN OPTIONS - (0.0%) (H)
Call Option - (0.0%) (H)
10-Year U.S. Treasury Note Future Exercise Price $ 133.00 Expires 08/23/2013	10	$ (313)
Put Option - (0.0%) (H)
10-Year U.S. Treasury Note Future Exercise Price $ 129.00 Expires 08/23/2013	10	(27,969)

Total Written Options (premiums $(8,829))		$ (28,282)

	Notional Amount	Value
WRITTEN FOREIGN EXCHANGE OPTION - 0.0%
Put Options - 0.0%
OTC-USD vs. JPY (F) Exercise Price $ 95.00 Expires 07/05/2013 Counterparty: BOA	$1,100,000	$(516)

Total Written Foreign Exchange Option (cost $(9,735))		$(516)

WRITTEN SWAPTIONS:
Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums Paid (Received)	Value
Call- OTC 10-Year Interest Rate Swap	BCLY	3-Month USD LIBOR BBA	Receive	1.80%	07/29/2013	$	800,000	$(3,840)	$(1)
Call- OTC 10-Year Interest Rate Swap	GSC	3-Month USD LIBOR BBA	Receive	1.80	07/29/2013		3,700,000	(16,812)	(5)
Call- OTC 10-Year Interest Rate Swap	BOA	3-Month USD LIBOR BBA	Receive	1.80	07/29/2013		1,200,000	(4,000)	(2)
Call- OTC 2-Year Interest Rate Swap (F)	BOA	3-Month USD LIBOR BBA	Receive	1.60	07/02/2013		900,000	(3,105)	0
Call- OTC 2-Year Interest Rate Swap (F)	GSC	3-Month USD LIBOR BBA	Receive	1.60	07/02/2013		3,800,000	(6,840)	0
Call- OTC 5-Year Interest Rate Swap	BOA	3-Month USD LIBOR BBA	Receive	0.75	09/03/2013		400,000	(280)	(2)
Call- OTC 5-Year Interest Rate Swap	DUB	3-Month USD LIBOR BBA	Receive	0.75	09/03/2013		300,000	(210)	(2)
Put- OTC 10-Year Interest Rate Swap	BCLY	3-Month USD LIBOR BBA	Pay	2.65	07/29/2013		800,000	(5,600)	(11,535)
Put- OTC 10-Year Interest Rate Swap	GSC	3-Month USD LIBOR BBA	Pay	2.65	07/29/2013		3,700,000	(18,995)	(53,351)
Put- OTC 10-Year Interest Rate Swap	BOA	3-Month USD LIBOR BBA	Pay	2.65	07/29/2013		1,200,000	(8,440)	(17,303)
Put- OTC 2-Year Interest Rate Swap	BOA	3-Month USD LIBOR BBA	Pay	1.60	07/02/2013		900,000	(3,105)	(19,667)
Put- OTC 2-Year Interest Rate Swap	GSC	3-Month USD LIBOR BBA	Pay	1.60	07/02/2013		3,800,000	(19,000)	(83,038)
Put- OTC 2-Year Interest Rate Swap	HSBC	6-Month EUR EURIBOR Reuters	Pay	1.15	07/24/2013	EUR	700,000	(1,227)	(44)
Put- OTC 2-Year Interest Rate Swap	BOA	6-Month EUR EURIBOR Reuters	Pay	1.15	07/24/2013		1,800,000	(3,725)	(112)
Put- OTC 2-Year Interest Rate Swap	BCLY	6-Month EUR EURIBOR Reuters	Pay	1.15	07/24/2013		500,000	(856)	(31)
Put- OTC 5-Year Interest Rate Swap	BOA	3-Month USD LIBOR BBA	Pay	1.25	09/03/2013	$	400,000	(1,000)	(8,489)
Put- OTC 5-Year Interest Rate Swap	DUB	3-Month USD LIBOR BBA	Pay	1.25	09/03/2013		300,000	(810)	(6,458)
Put- OTC 5-Year Interest Rate Swap	DUB	3-Month USD LIBOR BBA	Pay	1.40	09/03/2013		800,000	(2,615)	(12,767)
Put- OTC 5-Year Interest Rate Swap	BOA	3-Month USD LIBOR BBA	Pay	1.40	09/03/2013		1,000,000	(2,602)	(21,845)
Put- OTC 5-Year Interest Rate Swap	GSC	3-Month USD LIBOR BBA	Pay	1.50	10/28/2013		3,100,000	(8,575)	(55,490)
Put- OTC 5-Year Interest Rate Swap	DUB	3-Month USD LIBOR BBA	Pay	2.85	04/14/2014		2,200,000	(26,400)	(14,186)

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica PIMCO Real Return TIPS VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

WRITTEN SWAPTIONS (continued):
Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums Paid (Received)	Value
Put- OTC 5-Year Interest Rate Swap	DUB	6-Month EUR EURIBOR Reuters	Pay	1.70	07/24/2013	EUR	1,200,000	(6,325)	(857)
Put- OTC 5-Year Interest Rate Swap	BCLY	6-Month EUR EURIBOR Reuters	Pay	1.70	07/24/2013		900,000	(4,422)	$(642)

								$(148,784)	$(305,827)

OVER THE COUNTER SWAP AGREEMENTS:
INTEREST RATE SWAP AGREEMENTS - FIXED RATE RECEIVABLE:
Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Currency Code	Notional Amount	Market Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
France CPI ex Tobacco	2.00%	02/01/2018	DUB	EUR	800,000	$25,443	$517	$24,926
France CPI ex Tobacco	2.15	04/01/2021	GSC	EUR	2,000,000	63,769	13,017	50,752
France CPI ex Tobacco (F)	2.15	04/01/2021	DUB	EUR	200,000	6,377	4,311	2,066

						$95,589	$17,845	$77,744

INTEREST RATE SWAP AGREEMENTS - FIXED RATE PAYABLE:
Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Currency Code	Notional Amount	Market Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
U.S. CPI Urban Consumers NAS	2.36%	01/28/2017	DUB	USD	100,000	$(4,117)	$0	$(4,117)
U.S. CPI Urban Consumers NAS	2.42	02/12/2017	GSC	USD	700,000	(10,743)	0	(10,743)
U.S. CPI Urban Consumers NAS	2.50	07/15/2022	DUB	USD	2,700,000	(57,721)	42,317	(100,038)

						$(72,581)	$42,317	$(114,898)

FUTURES CONTRACTS: (J)
Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note	Long	1	09/19/2013	$(2,939)
90-Day Eurodollar	Long	5	09/14/2015	(4,648)
90-Day Eurodollar	Long	50	03/14/2016	(82,584)
Long U.S. Treasury Bond	Long	1	09/19/2013	(4,217)

				$(94,388)

FORWARD FOREIGN CURRENCY CONTRACTS:
Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
AUD	DUB	(2,390,000)	07/10/2013	$(2,341,340)	$157,225
BRL	BCLY	(593,780)	08/02/2013	(275,000)	10,848
BRL	BCLY	(666,728)	08/02/2013	(308,000)	11,397
BRL	BCLY	(477,813)	08/02/2013	(210,000)	(2,562)
BRL	BOA	2,422,234	08/02/2013	1,193,395	(115,830)
BRL	BOA	(31,570)	08/02/2013	(14,000)	(44)
BRL	HSBC	(185,845)	08/02/2013	(82,000)	(676)
CAD	BCLY	(1,686,000)	09/23/2013	(1,655,636)	55,803
CAD	DUB	1,212,000	09/23/2013	1,186,905	(36,848)
EUR	BCLY	1,391,000	07/02/2013	1,855,153	(44,544)
EUR	BOA	(7,045,000)	07/02/2013	(9,124,768)	(45,427)
EUR	DUB	(341,000)	07/02/2013	(440,891)	(2,975)
EUR	DUB	855,000	07/02/2013	1,119,254	(6,335)

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica PIMCO Real Return TIPS VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued):
Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
EUR	DUB	633,000	07/02/2013	$840,899	$(16,948)
EUR	DUB	249,000	07/02/2013	333,729	(9,616)
EUR	DUB	3,249,000	07/02/2013	4,258,139	(29,046)
EUR	HSBC	1,009,000	07/02/2013	1,320,040	(6,665)
EUR	DUB	(3,249,000)	08/02/2013	(4,258,809)	29,189
GBP	BOA	464,000	09/12/2013	724,524	(19,147)
GBP	HSBC	(809,000)	09/12/2013	(1,241,516)	11,668
INR	BCLY	24,127,900	07/15/2013	445,000	(40,102)
INR	BCLY	8,279,440	07/15/2013	152,000	(13,060)
INR	BCLY	(68,030,020)	07/15/2013	(1,150,322)	8,687
INR	DUB	25,065,200	07/15/2013	446,000	(25,372)
INR	HSBC	10,557,480	07/15/2013	194,000	(16,831)
INR	BCLY	68,030,020	10/17/2013	1,131,947	(7,694)
INR	BCLY	(1,500,000)	10/17/2013	(25,000)	211
INR	BCLY	(8,296,720)	10/17/2013	(137,000)	(110)
INR	DUB	(4,199,300)	10/17/2013	(70,000)	603
INR	DUB	(3,790,680)	10/17/2013	(62,000)	(644)
INR	DUB	(7,922,200)	10/17/2013	(130,000)	(921)
JPY	BCLY	(8,500,000)	07/18/2013	(86,586)	877
JPY	DUB	174,600,000	07/18/2013	1,787,898	(27,341)
JPY	DUB	(110,400,000)	07/18/2013	(1,133,256)	20,052
JPY	DUB	35,200,000	07/18/2013	373,340	(18,405)
JPY	DUB	24,800,000	07/18/2013	263,059	(12,991)
JPY	DUB	(3,800,000)	07/18/2013	(39,673)	1,357
JPY	GSC	(43,500,000)	07/18/2013	(428,323)	(10,304)
JPY	HSBC	(22,400,000)	07/18/2013	(228,567)	2,700
MXN	BCLY	(5,051,446)	09/18/2013	(389,547)	2,460
MXN	BOA	(477,774)	09/18/2013	(36,000)	(611)
MXN	BOA	(209,384)	09/18/2013	(16,000)	(45)
MXN	HSBC	7,517,952	09/18/2013	601,942	(25,849)
MXN	HSBC	(461,694)	09/18/2013	(34,328)	(1,051)
MXN	HSBC	(76,081)	09/18/2013	(5,672)	(158)
MXN	HSBC	(653,939)	09/18/2013	(49,000)	(1,111)
MXN	HSBC	(570,073)	09/18/2013	(43,000)	(684)
MXN	HSBC	(105,192)	09/18/2013	(8,000)	(61)
MXN	HSBC	(235,458)	09/18/2013	(18,000)	(43)

					$(226,974)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $1,434,535. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Security is subject to dollar roll transactions.
(C)	All or a portion of this security has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts. Total value of securities segregated as collateral to cover margin requirements for open futures contracts is $42,887.
(D)	All or a portion of this security has been segregated by the custodian with the broker as collateral for open swap, swaptions and/or forward foreign currency contracts. Total value of securities segregated for open swap, swaptions and/or forward foreign currency contracts is $5,197,403.
(E)	Floating or variable rate note. Rate is listed as of June 30, 2013.
(F)	Illiquid. Total aggregate market value of illiquid securities is $147,398, or 0.08% of the portfolio’s net assets, and total aggregate market value of illiquid derivatives is $5,861, or less than 0.01% of the portfolio’s net assets.
(G)	Rate shown reflects the yield at June 30, 2013.
(H)	Percentage rounds to less than 0.1%.
(I)	Aggregate cost for federal income tax purposes is $334,818,448. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $93,037 and $10,271,848, respectively. Net unrealized depreciation for tax purposes is $10,178,811.
(J)	Cash in the amount of $50,000 has been segregated by the custodian as collateral to cover margin requirements for open futures contracts.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica PIMCO Real Return TIPS VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013, these securities aggregated $5,297,395, or 2.98% of the portfolio’s net assets.
BBA	British Bankers’ Association
BCLY	Barclays Bank PLC
BOA	Bank of America
CPI	Consumer Price Index
DUB	Deutsche Bank AG
EURIBOR	Euro InterBank Offered Rate
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
NAS	National Academy of Sciences
OTC	Over the Counter
Reg S	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
USD	United States Dollar

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica PIMCO Real Return TIPS VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

VALUATION SUMMARY: (K)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2013
ASSETS
Investment Securities
U.S. Government Obligations	$—	$182,436,352	$—	$182,436,352
Foreign Government Obligations	—	7,501,130	—	7,501,130
Mortgage-Backed Securities	—	1,960,738	—	1,960,738
Asset-Backed Securities	—	1,586,885	—	1,586,885
Corporate Debt Securities	—	2,041,270	—	2,041,270
Commercial Paper	—	3,997,886	—	3,997,886
Structured Notes Debt	—	50,038	—	50,038
Short-Term U.S. Government Obligation	—	4,914,491	—	4,914,491
Purchased Swaption	—	17,922	—	17,922
Securities Lending Collateral	1,464,986	—	—	1,464,986
Repurchase Agreements	—	118,683,677	—	118,683,677
Total Investment Securities	$1,464,986	$323,190,389	$—	$324,655,375

Derivative Financial Instruments
Forward Foreign Currency Contracts (L)	$—	$313,077	$—	$313,077
Interest Rate Swap Agreements (L)	—	77,744	—	77,744
Total Derivative Financial Instruments	$—	$390,821	$—	$390,821

Other Assets (M)
Cash on Deposit with Broker	$50,000	$—	$—	$50,000
Foreign Currency	597,285	—	—	597,285
Total Other Assets	$647,285	$—	$—	$647,285

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2013
LIABILITIES
Derivative Financial Instruments
Forward Foreign Currency Contracts (L)	$—	$(540,051)	$—	$(540,051)
Futures Contracts (L)	(94,388)	—	—	(94,388)
Interest Rate Swap Agreements (L)	—	(114,898)	—	(114,898)
Written Foreign Exchange Options	—	(516)	—	(516)
Written Options	(28,282)	—	—	(28,282)
Written Swaptions	—	(305,827)	—	(305,827)
Total Derivative Financial Instruments	$(122,670)	$(961,292)	$—	$(1,083,962)

Other Liabilities (M)
Collateral for Securities on Loan	$—	$(1,464,986)	$—	$(1,464,986)
Total Other Liabilities	$—	$(1,464,986)	$—	$(1,464,986)

(K)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended June 30, 2013. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
(L)	Derivative financial instruments valued at unrealized appreciation (depreciation) on the instrument.
(M)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica PIMCO Real Return TIPS VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2013

(unaudited)

Assets:
Investment securities, at value (cost: $216,134,771) (including securities loaned of $1,434,535)	$205,971,698
Repurchase agreements, at value (cost: $118,683,677)	118,683,677
Cash on deposit with broker	50,000
Foreign currency, at value (cost: 595,274)	597,285
Unrealized appreciation on forward foreign currency contracts	313,077
Unrealized appreciation on swap agreements	77,744
Premium paid on swap agreements	60,162
Receivables:
Shares sold	115,648
Interest	743,609
Securities lending income (net)	323
Prepaid expenses	855

Total assets	326,614,078

Liabilities:
Accounts payable and accrued liabilities:
Shares redeemed	417,721
Administration fees	3,521
Variation margin	454
Management and advisory fees	98,586
Distribution and service fees	34,941
Transfer agent fees	25
Trustees fees	60
Deferred income for dollar rolls	7,677
Audit and tax fees	10,062
Other	2,966
Collateral for securities on loan	1,464,986
Payable for funds borrowed	145,660,728
Written options and swaptions, at value (premium: $167,348)	334,625
Unrealized depreciation on forward foreign currency contracts	540,051
Unrealized depreciation on swap agreements	114,898

Total liabilities	148,691,301

Net assets	$177,922,777

Net assets consist of:
Capital stock ($0.01 par value)	$172,264
Additional paid-in capital	187,545,425
Undistributed (accumulated) net investment income (loss)	646,998
Undistributed (accumulated) net realized gain (loss) from investment securities, futures, written option and swaption contracts, swap agreements and foreign currency transactions	271,601
Net unrealized appreciation (depreciation) on:
Investment securities	(10,178,811)
Futures contracts	(94,388)
Written option and swaption contracts	(167,277)
Swap agreements	(37,154)
Translation of assets and liabilities denominated in foreign currencies	(235,881)

Net assets	$177,922,777

Net assets by class:
Initial Class	$916,202
Service Class	177,006,575

Shares outstanding:
Initial Class	89,764
Service Class	17,136,588

Net asset value and offering price per share:
Initial Class	$10.21
Service Class	10.33

STATEMENT OF OPERATIONS

For the period ended June 30, 2013

(unaudited)

Investment Income:
Interest income	$727,451
Securities lending income (net)	1,061

Total investment income	728,512

Expenses:
Management and advisory	621,214
Distribution and service:
Service Class	220,644
Transfer agent	682
Printing and shareholder reports	15,257
Custody	59,573
Administration	22,186
Legal	4,641
Audit and tax	9,632
Trustees	3,345
Interest	51,277
Other	1,991

Total expenses	1,010,442

Net investment income (loss)	(281,930)

Net realized gain (loss) on transactions from:
Investment securities	(40,344)
Futures contracts	(6,837)
Written option and swaption contracts	94,950
Swap agreements	88,393
Foreign currency transactions	321,319

Total realized gain (loss)	457,481

Net change in unrealized appreciation (depreciation) on:
Investment securities	(15,919,360)
Futures contracts	(106,602)
Written option and swaption contracts	(193,632)
Swap agreements	(91,337)
Translation of assets and liabilities denominated in foreign currencies	(360,389)

Net change in unrealized appreciation (depreciation)	(16,671,320)

Net realized and change in unrealized gain (loss)	(16,213,839)

Net increase (decrease) in net assets resulting from operations	$(16,495,769)

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica PIMCO Real Return TIPS VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2013 (unaudited)	December 31, 2012
From operations:
Net investment income (loss)	$(281,930)	$539,461
Net realized gain (loss) from investment securities, futures contracts, written option and swaption contracts, swap agreements and foreign currency transactions	457,481	422,021
Net change in unrealized appreciation (depreciation) on investment securities, futures contracts, written option and swaption contracts, swap agreements and foreign currency translations	(16,671,320)	5,720,002
Net increase (decrease) in net assets resulting from operations	(16,495,769)	6,681,484

Distributions to shareholders:
From net investment income:
Initial Class	—	(29,813)
Service Class	—	(289,544)
	—	(319,357)
From net realized gains:
Initial Class	—	(151,680)
Service Class	—	(1,704,579)
	—	(1,856,259)
Total distributions to shareholders	—	(2,175,616)

Capital share transactions:
Proceeds from shares sold:
Initial Class	3,672,178	472,788
Service Class	39,188,144	115,852,149
	42,860,322	116,324,937
Dividends and distributions reinvested:
Initial Class	—	3,083
Service Class	—	1,994,123
	—	1,997,206
Cost of shares redeemed:
Initial Class	(2,943,441)	(11,258,254)
Service Class	(15,942,424)	(17,004,524)
	(18,885,865)	(28,262,778)
Net increase (decrease) in net assets resulting from capital shares transactions	23,974,457	90,059,365
Net increase (decrease) in net assets	7,478,688	94,565,233

Net assets:
Beginning of period/year	170,444,089	75,878,856
End of period/year	$177,922,777	$170,444,089
Undistributed (accumulated) net investment income (loss)	$646,998	$928,928

Share activity:
Shares issued:
Initial Class	331,338	42,374
Service Class	3,525,861	10,388,879
	3,857,199	10,431,253
Shares issued-reinvested from dividends and distributions:
Initial Class	—	277
Service Class	—	179,651
	—	179,928
Shares redeemed:
Initial Class	(273,346)	(1,011,494)
Service Class	(1,460,462)	(1,541,688)
	(1,733,808)	(2,553,182)

Net increase (decrease) in shares outstanding:
Initial Class	57,992	(968,843)
Service Class	2,065,399	9,026,842
	2,123,391	8,057,999

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica PIMCO Real Return TIPS VP

STATEMENT OF CASH FLOWS

For the period ended June 30, 2013

June 30, 2013 (unaudited)
Cash Flows provided by operating activities:
Net increase (decrease) in net assets from operations	$(16,495,769)

Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Purchases of long-term investments	(103,110,187)
Proceeds from sales of long-term investments	68,752,750
Purchases/sales of short-term portfolio investments, net	(5,459,089)
Net change in unrealized appreciation (depreciation) on investment securities, futures, written option and swaption contracts, swap agreements and foreign currency translations	16,671,320
Net realized gain (loss) on transactions from investment securities, futures, written option and swaption contracts, swap agreements and foreign currency transactions	(457,481)
Net amortization/accretion on investments	1,265,221
Decrease in receivable for investment securities sold	16,582,209
Increase in interest receivable	(184,091)
Decrease in futures contracts transactions	(201,560)
Increase in prepaid expenses	(408)
Decrease in payable for investment securities purchased	(15,810,000)
Decrease in cash collateral	56,000
Net cash used for swap transactions	142,066
Net cash used for foreign currency transactions	322,118
Decrease in management and advisory fees payable	(4,291)
Increase in collateral for securities on loan	1,464,986
Decrease in accrued distribution and service, trustees, transfer agent and administration fees	(351)
Decrease in accrued liabilities	(20,357)
Net cash used in operating activities	(36,486,914)

Cash Flows used for financing activities:
Proceeds from dollar roll transactions	392,342,279
Payments on dollar roll transactions	(379,938,262)
Proceeds from shares sold, net of receivable for shares sold	43,136,841
Payment of shares redeemed, net of payable for shares redeemed	(18,471,118)
Net cash used for financing activities	37,069,740
Net increase in cash and foreign currencies	582,826
Cash and foreign currencies at beginning of period	$14,459
Cash and foreign currencies at end of period	$597,285

Supplemental disclosure of cash flow information:
Interest expense paid during the period	$43,600

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica PIMCO Real Return TIPS VP

FINANCIAL HIGHLIGHTS

For the period or years ended:

For a share outstanding throughout each period/year
	Initial Class
	June 30, 2013 (unaudited)		December 31, 2012		December 31, 2011(A)
Net asset value
Beginning of period/year	$11.47		$10.78		$10.00
Investment operations
Net investment income (loss)(B)	0.07		0.09		0.14
Net realized and unrealized gain (loss)	(1.33)		0.78		0.64
Total investment operations	(1.26)		0.87		0.78
Distributions
Net investment income	—		(0.03)		—
Net realized gains	—		(0.15)		—
Total distributions	—		(0.18)		—
Net asset value
End of period/year	$10.21		$11.47		$10.78
Total return(C)	(10.99	)%(D)	8.12%		7.80	%(D)
Net assets end of period/year (000’s)	$916		$365		$10,786
Ratio and supplemental data
Expenses to average net assets
After (waiver/reimbursement) recapture	0.89	%(E)(F)	0.88	%(E)	0.90	%(F)
Before (waiver/reimbursement) recapture	0.89	%(E)(F)	0.87	%(E)	0.92	%(F)
Net investment income (loss) to average net assets	1.35	%(E)(F)	0.83	%(E)	0.90	%(F)
Portfolio turnover rate	37	%(D)(G)	409	%(G)	384	%(D)

(A)	Commenced operations on May 1, 2011.
(B)	Calculated based on average number of shares outstanding.
(C)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Includes interest fee on Dollar Rolls (representing 0.06% and 0.04% of average net assets for the periods ended June 30, 2013 and December 31, 2012, respectively).
(F)	Annualized.
(G)	Excludes dollar roll transactions.

For a share outstanding throughout each period/year
	Service Class
	June 30, 2013 (unaudited)		December 31, 2012		December 31, 2011(A)
Net asset value
Beginning of period/year	$11.29		$10.77		$10.00
Investment operations
Net investment income (loss)(B)	(0.02)		0.05		0.01
Net realized and unrealized gain (loss)	(0.94)		0.64		0.76
Total investment operations	(0.96)		0.69		0.77
Distributions
Net investment income	—		(0.03)		—
Net realized gains	—		(0.14)		—
Total distributions	—		(0.17)		—
Net asset value
End of period/year	$10.33		$11.29		$10.77
Total return(C)	(8.50	)%(D)	6.49%		7.70	%(D)
Net assets end of period/year (000’s)	$177,007		$170,079		$65,093
Ratio and supplemental data
Expenses to average net assets
After (waiver/reimbursement) recapture	1.14	%(E)(F)	1.13	%(E)	1.15	%(F)
Before (waiver/reimbursement) recapture	1.14	%(E)(F)	1.12	%(E)	1.17	%(F)
Net investment income (loss) to average net assets	(0.33	)%(E)(F)	0.43	%(E)	0.06	%(F)
Portfolio turnover rate	37	%(D)(G)	409	%(G)	384	%(D)

(A)	Commenced operations on May 1, 2011.
(B)	Calculated based on average number of shares outstanding.
(C)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Includes interest fee on Dollar Rolls (representing 0.06% and 0.04% of average net assets for the periods ended June 30, 2013 and December 31, 2012, respectively).
(F)	Annualized.
(G)	Excludes dollar roll transactions.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica PIMCO Real Return TIPS VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2013

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica PIMCO Real Return TIPS VP (the “Portfolio”) is a series of TST.

The Portfolio currently offers two classes of shares: Initial Class and Service Class.

Transamerica Asset Management, Inc. (“TAM”) provides continuous and regular investment advisory services to the Portfolio. TAM acts as a manager of managers, providing advisory services that include, without limitation, the design and development of each Portfolio and its investment strategy and the ongoing review and evaluation of that investment strategy including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for each Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending and implementing fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolios’ investments; regular review of sub-adviser performance and holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation of portfolio holdings; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolios’ Board of Trustees; oversight of preparation of prospectuses, shareholder reports and other disclosure materials and filings; and oversight of other service providers to the Portfolios, such as the custodian, the transfer agent, the administrator, the distributor, the Portfolios’ independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations for the Portfolios; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment advisory services. Where TAM employs sub-advisers, the sub-advisers carry out and effectuate the investment strategy designed for the Portfolios by TAM and are responsible, subject to TAM’s and the Board of Trustees oversight, for the day-to-day management of the Portfolios and for making decisions to buy, hold or sell a particular security.

Transamerica Fund Services, Inc. (“TFS”) provides supervisory and administrative services to each Portfolio. TFS’s supervisory and administrative services include performing certain administrative services for the Portfolios and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided for the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TFS has outsourced the provision of certain services as described below; to the extent agreed upon by TFS and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of net asset values; shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; recommending and implementing fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and its dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; preparation of agendas and supporting documents for and minutes of meetings of Trustees and committees of Trustees; and preparation of regular communications with the Trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TFS to perform supervisory and administrative services to the Portfolio. State Street performs back office services to support TFS, including furnishing financial and performance information about the Portfolios for inclusion in regulatory filings and Trustee and shareholder reports; preparing drafts of regulatory filings, Trustee materials, tax returns, expenses and budgeting; tax compliance testing; and maintaining books and records. TFS pays all expenses it incurs in connection with providing these services in the Amended and Restated Services Agreement with the exception of the costs of certain services specifically assumed by the Portfolios, as numerated within the Statement of Operations.

This report should be read in conjunction with the Portfolio’s current prospectus, which contains additional information about the Portfolio, including investment objectives and strategies.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica PIMCO Real Return TIPS VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 1. (continued)

Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of securities exposes the Portfolio to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrowed.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio (“Navigator”), a money market mutual fund registered under the 1940 Act. The Transamerica Asset Management family of mutual funds is a significant shareholder of the Navigator as of June 30, 2013. No individual portfolio has a significant holding in the Navigator.

By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees.

Such income is reflected separately in the Statement of Operations. Income from loaned securities in the Statement of Operations is net of fees and rebates earned by the lending agent for its services. The value of loaned securities and related collateral outstanding at June 30, 2013 are shown in the Schedule of Investments and the Statement of Assets and Liabilities.

Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

The open repurchase agreements and related collateral at June 30, 2013 are listed in the Schedule of Investments.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rates in effect when the investment was acquired. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country, or region.

Foreign taxes: The Portfolio may be subjected to taxes imposed by the countries in which they invest, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Forward foreign currency contracts: The Portfolio is subject to foreign currency exchange rate risk exposure in the normal course of pursuing its investment objectives. The Portfolio enters into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Forward foreign currency contracts are marked to market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are settled, a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts.

Open forward foreign currency contracts at June 30, 2013 are listed in the Schedule of Investments.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica PIMCO Real Return TIPS VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 1. (continued)

Option contracts: The Portfolio is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Portfolio enters into option contracts to manage exposure to various market fluctuations. The Portfolio purchases or writes put and call options on U.S. securities, indices, futures, swaps (“swaptions”), commodities, and currency transactions. Options are valued at the average of the bid and ask (“Mean Quote”) established each day at the close of the board of trade or exchange on which they are traded. Options are marked-to-market daily to reflect the current value of the option. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts, the possibility of an illiquid market, and an inability of the counterparty to meet the contract terms.

Purchased options: Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Portfolio pays premiums, which are included in the Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid from options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying U.S. security, index, futures, swaption, commodity, or currency transaction to determine the realized gain or loss.

Written options: Writing call options tends to decrease exposure to the underlying instrument. Writing put options tends to increase exposure to the underlying instrument. When the Portfolio writes a covered call or put option, the premium received is recorded as a liability in the Statement of Assets and Liabilities and is subsequently marked-to-market to reflect the current market value of the option written. Premiums received from written options which expire unexercised are treated as realized gains. Premiums received from writing options/swaptions which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying U.S. security, index, futures, swaption, commodity, or currency transaction to determine the realized gain or loss. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolio could result in selling or buying a security or currency at a price different from the current market value.

The underlying face amounts of open option and swaption contracts at June 30, 2013 are listed in the Schedule of Investments.

Transactions in written options were as follows:

	Premiums	Contracts
Balance at December 31, 2012	$—	—
Sales	10,146	24
Closing Buys	(806)	(2)
Expirations	—	—
Exercised	(511)	(2)

Balance at June 30, 2013	$8,829	20

Transactions in written swaptions and foreign exchange options were as follows:

	Premiums	Notional Amount
Balance at December 31, 2012	$2,657	EUR	500,000
Sales	24,583		7,900,000
Closing Buys	—		—
Expirations	(10,685)		(3,300,000)
Exercised	—		—

Balance at June 30, 2013	$16,555	EUR	5,100,000

	Premiums	Notional Amount
Balance at December 31, 2012	$136,329	$17,800,000
Sales	190,922	49,800,000
Closing Buys	(157,857)	(31,300,000)
Expirations	—	—
Exercised	(27,430)	(5,900,000)

Balance at June 30, 2013	$141,964	$30,400,000

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica PIMCO Real Return TIPS VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 1. (continued)

Futures contracts: The Portfolio is subject to equity and commodity price risks, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The open futures contracts at June 30, 2013 are listed in the Schedule of Investments. The variation margin receivable or payable, as applicable, is included in the Statement of Assets and Liabilities.

Swap agreements: Swap agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investments, cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter (“OTC”) market and may be executed in multilateral or other trade facility platforms, such as a registered exchange (“centrally cleared swaps”). The Portfolio may enter into credit default, cross-currency, interest rate, total return, variance, and other forms of swap agreements to manage exposure to credit, currency, interest rate, and commodity risks. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Swaps are marked-to-market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss in the Statement of Assets and Liabilities.

Payments received or made at the beginning of the measurement period are reflected as such in the Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses in the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses in the Statement of Operations.

Specific risks and accounting related to each type of swap agreement are identified and described in the following paragraph:

Interest rate swap agreements: The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk, the Portfolio enters into interest rate swap agreements. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. A Portfolio with interest rate agreements can elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate, on a notional principal amount. The risks of interest rate swaps include changes in market conditions, which will affect the value of the contract or the cash flows, and the possible inability of the counterparty to fulfill its obligations under the agreement. The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparties over the contracts’ remaining lives, to the extent that amount is positive. This risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty, and by the posting of collateral.

The open centrally cleared swap agreements at June 30, 2013 are listed in the Schedule of Investments. The variation margin receivable or payable, as applicable, is included in the Statement of Assets and Liabilities.

The open OTC swap agreements at June 30, 2013 are listed in the Schedule of Investments. The premiums paid (received), as applicable, is included in the Statement of Assets and Liabilities along with the unrealized appreciation (depreciation).

Cash overdraft: Throughout the period, the Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the federal funds rate. Payables, if any, are reflected as Due to Custodian in the Statement of Assets and Liabilities. Expenses from cash overdrafts are included in Other in the Statement of Operations.

Dollar Rolls: The Portfolio enters into dollar roll transactions. The Portfolio accounts for dollar roll transactions as borrowing transactions and realizes gains and losses on these transactions at the end of the roll period. Dollar roll transactions involve sales by

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica PIMCO Real Return TIPS VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 1. (continued)

the Portfolio of securities and simultaneously contracts to repurchase substantially similar securities (same type and interest rate) on a specified future date.

The Portfolio forgoes principal and interest paid during the roll period on the securities sold in a dollar roll transaction. The Portfolio is compensated by the difference between the current sales price and the price for the future purchase (often referred to as the “drop”), as well as by any interest earned on the proceeds of the securities sold. Dollar roll transactions may be renewed with a new sale and a repurchase price and a cash settlement made at each renewal without physical delivery of the securities subject to the contract. Dollar roll transactions expose the Portfolio to risks such as the following: (i) the buyer under the agreement may file for bankruptcy, become insolvent, or otherwise default on its obligations to the Portfolio; (ii) the market value of the securities the Portfolio is obligated to repurchase under the agreement may decline below the repurchase price. Dollar roll transactions accounted for as borrowing transactions are excluded from the Portfolio’s turnover rate. The Portfolio recognizes drop fee income on a straight line basis over the period of the roll. For the period ended June 30, 2013, the Portfolio earned drop fee income of $108,658, which is included in interest income in the Statement of Operations.

The outstanding payable for securities to be repurchased is included in Payable for funds borrowed in the Statement of Assets and Liabilities. The average borrowing for dollar roll transactions during the period ended June 30, 2013 was approximately $42,404,091, with an average interest rate of 0.24%. The interest expense is included in Interest in the Statement of Operations.

Open Dollar roll transactions at June 30, 2013 are included in the Schedule of Investments.

Structured notes: The Portfolio invests in structured notes. A structured debt instrument is a hybrid debt security that has an embedded derivative. This type of instrument is used to manage cash flows from the debt security. Investment in structured notes involves the credit risk of the issuer and the normal risks of price changes in interest rates. Structured notes may be less liquid than other types of securities and more volatile than their underlying reference instruments. All structured notes are listed within the Schedule of Investments.

Treasury inflation-protected securities (“TIPS”): The Portfolio invests in TIPS, specially structured bonds in which the principal amount is adjusted daily to keep pace with inflation as measured by the U.S. Consumer Price Index. The adjustments to principal due to inflation/deflation are reflected as increases/decreases to Interest income in the Statement of Operations with a corresponding adjustment to cost.

Restricted and illiquid securities: The Portfolio may invest in unregulated or restricted securities. Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

The restricted and illiquid securities at June 30, 2013 are listed in the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend date, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class, based upon net assets. Each class bears its own specific expenses in addition to the non-class specific expenses.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Statement of Cash Flows: GAAP requires entities providing financial statements that report both a financial position and results of operations to also provide a Statement of Cash Flows for each period for which results of operations are provided, but exempts investment companies meeting certain conditions. One of the conditions is that the enterprise had little or no debt, based on the average debt outstanding during the period, in relation to average total assets. Portfolios with certain degrees of borrowing activity, typically through the use of sale-buyback financing transactions, have been determined to be at a level requiring a Statement of Cash Flows. A Statement of Cash Flows has been prepared using the indirect method which requires net increase in net assets resulting from operations to be adjusted to reconcile to net cash flows from operating activities.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica PIMCO Real Return TIPS VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The Portfolio’s Board of Trustees has delegated the valuation functions on a day-to-day basis to TAM, subject to board oversight. TAM has formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board of Trustees. These policies and procedures are reviewed at least annually by the Board of Trustees. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair market value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the net asset value of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica PIMCO Real Return TIPS VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 2. (continued)

Corporate bonds: The fair value of corporate bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Asset backed securities: The fair value of asset backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Short-term notes: Short-term notes are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values would be generally categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Government securities: Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Government securities generally are categorized in Level 2 of the fair value hierarchy, or in Level 3 if inputs are unobservable.

U.S. government agency securities: U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government securities. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Derivative instruments: Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over the counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. A substantial majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized in Level 2 of the fair value hierarchy or in Level 3 if inputs are unobservable.

The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2013, is disclosed in the Valuation Summary of the Schedule of Investments.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.

TAM, the Portfolio’s investment adviser, is directly owned by Western Reserve Life Assurance Co. of Ohio and AUSA Holding Company (“AUSA”), both of which are indirect, wholly-owned subsidiaries of Aegon NV. AUSA is wholly-owned by Aegon USA, LLC (“Aegon USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Aegon USA is owned by Aegon US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

TFS is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica PIMCO Real Return TIPS VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 3. (continued)

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS, and TCI. No interested trustee receives compensation from the Portfolio.

The following schedule reflects the percentage of Portfolio assets owned by affiliated investment companies at June 30, 2013:

	Market Value	% of Net Assets
Transamerica Madison Balanced Allocation VP	$333,410	0.19%
Transamerica Madison Conservative Allocation VP	583,085	0.33
Total	$916,495	0.52%

Investment advisory fees: The Portfolio pays management fees to TAM based on average daily net assets (“ANA”) at the following breakpoints:

First $250 million	0.700%
Over $250 million up to $750 million	0.650%
Over $750 million up to $1billion	0.600%
Over $1billion	0.550%

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

Expense limit	Maximum Operating Expense Limit Effective Through
0.90%	May 1, 2014

TAM is entitled to reimbursement by the Portfolio of fees waived and/or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit.

During the period ended June 30, 2013, there were no amounts recaptured. There were no amounts available for recapture by TAM as of June 30, 2013.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2014. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. The Portfolio pays TFS an annual fee of 0.025% of ANA. The Legal fees in the Statement of Operations are for fees paid to external legal counsel.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica PIMCO Real Return TIPS VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 3. (continued)

Transfer agent services: TFS provides transfer agency services under the Administrative Agreement and is compensated for such services under that agreement. For the period ended June 30, 2013 amounts paid to TFS by the Portfolio are included in Transfer Agent in the Statement of Operations and amounts payable to TFS as of June 30, 2013 are included in Transfer agent fees in the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), as elected by the Trustee.

NOTE 4. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2013 were as follows:

Purchases of securities:
Long-term	$12,534,011
U.S. Government	89,602,887

Proceeds from maturities and sales of securities:
Long-term	15,594,675
U.S. Government	53,464,032

NOTE 5. DERIVATIVE FINANCIAL INSTRUMENTS

The Portfolio is subject to various risks in the normal course of pursuing its investment objective. The volume of swap contracts increased throughout the period from five to six contracts. The volume of forward foreign currency contracts and purchased options/swaptions contracts held throughout the period averaged 33 and one contracts, respectively, with an overall increase from 18 forward foreign currency contracts to 49, and no change in purchased option/swaptions contracts. The volume of written options/swaptions contracts held during the period averaged 26 contracts, beginning and ending the period with an overall increase from 10 to 26 contracts. The volume of future contracts held throughout the period averaged three contracts, with an overall increase from three contracts at the beginning of the period to four contracts at the end of the period. The tables below highlight the types of risks associated with the Portfolio and how the aforementioned derivative instruments are used to mitigate such risks:

Fair Values of Derivative Instruments in the Statement of Assets and Liabilities as of June 30, 2013:

Derivatives not accounted for as hedging instruments

Location	Interest rate contracts	Foreign exchange contracts	Total
Asset derivatives
Purchased swaption, at value (A) (B)	$17,922	$—	$17,922
Premium paid on swap agreements (B)	60,162	—	60,162
Unrealized appreciation on swap agreements (B)	77,744	—	77,744
Unrealized appreciation on forward foreign currency contracts	—	313,077	313,077
Total	$155,828	$313,077	$468,905
Liability derivatives
Written options and swaptions, at value (B)	$(334,109)	$(516)	$(334,625)
Unrealized depreciation on futures contracts (B) (C)	(94,388)	—	(94,388)
Unrealized depreciation on swap agreements (B)	(114,898)	—	(114,898)
Unrealized depreciation on forward foreign currency contracts	—	(540,051)	(540,051)
Total	$(543,395)	$(540,567)	$(1,083,962)
(A)	Included within Investment securities, at value.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica PIMCO Real Return TIPS VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 5. (continued)

(B)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(C)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Gross Amounts Not Offset in the Statement of Assets and Liabilities

Financial Assets and Derivative Assets, and Collateral Received as of June 30, 2013:

Counterparty	Gross Amounts of Assets Presented in Statement of Assets and Liabilities(D)	Value Eligible for Offset	Collateral Received(E)	Net Amount (not less than 0)
Barclays Bank PLC	$59,140	$(56,080)	$—	$3,060
Deutsche Bank AG	282,563	(282,563)	—	—
Deutsche Bank Securities Inc.	17,922	(17,922)	—	—
Goldman Sachs Bank	63,769	(21,047)	—	42,722
HSBC Bank USA	14,368	(14,368)	—	—
Other Derivatives (F)	31,143	—	—	31,143
Total	$468,905	$(391,980)	$—	$76,925

Financial Liabilities and Derivative Liabilities, and Collateral Pledged as of June 30, 2013:

Counterparty	Gross Amounts of Liabilities Presented in Statement of Assets and Liabilities(D)	Value Eligible for Offset	Collateral Pledged(E)	Net Amount (not less than 0)
Bank of America N.A.	$181,732	$—	$(181,732)	$—
Bank of America Securities LLC	67,308	—	—	67,308
Barclays Bank PLC	56,080	(56,080)	—	—
Deutsche Bank AG	292,454	(282,563)	—	9,891
Deutsche Bank Securities Inc.	33,413	(17,922)	—	15,491
Other Derivatives (F)	186,871	—	—	186,871
Goldman Sachs & Co.	191,884	—	(191,884)	—
Goldman Sachs Bank	21,047	(21,047)	—	—
HSBC Bank USA	53,173	(14,368)	—	38,805
Total	$1,083,962	$(391,980)	$(373,616)	$318,366
(D)	Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
(E)	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.
(F)	Other Derivatives are not subject to a master netting arrangement or another similar arrangement.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica PIMCO Real Return TIPS VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 5. (continued)

Effect of Derivative Instruments in the Statement of Operations for the period ended June 30, 2013:

Derivatives not accounted for as hedging instruments

Location	Interest rate contracts	Foreign exchange contracts	Total
Net Realized Gain (Loss) on derivatives recognized in income
Net realized gain (loss) on purchased swaptions (G)	$—	$6,630	$6,630
Net realized gain (loss) on futures contracts	(6,837)	—	(6,837)
Net realized gain (loss) on written option and swaption contracts	68,088	26,862	94,950
Net realized gain (loss) on swap agreements	88,393	—	88,393
Net realized gain (loss) on forward foreign currency contracts (H)	—	453,733	453,733
Net change in Unrealized Appreciation (Depreciation) on derivatives recognized in income
Net change in unrealized appreciation (depreciation) on purchased swaptions (I)	6,337	—	6,337
Net change in unrealized appreciation (depreciation) on futures contracts	(106,602)	—	(106,602)
Net change in unrealized appreciation (depreciation) on written option and swaption contracts	(202,851)	9,219	(193,632)
Net change in unrealized appreciation (depreciation) on swap agreements	(91,337)	—	(91,337)
Net change in unrealized appreciation (depreciation) on forward foreign currency transactions (J)	—	(147,008)	(147,008)
Total	$(244,809)	$349,436	$104,627
(G)	Included within Net realized gain (loss) on transactions from Investment securities.
(H)	Included within Net realized gain (loss) on transactions from Foreign currency transactions.
(I)	Included within Net change in unrealized appreciation (depreciation) on Investment securities.
(J)	Included within Net change in unrealized appreciation (depreciation) on Translation of assets and liabilities denominated in foreign currencies.

For non-exchange traded derivatives (swaps and forward foreign currency contracts), under standard derivatives agreements, the Portfolio may be required to post collateral on derivatives if the Portfolio is in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.

NOTE 6. FEDERAL INCOME TAX MATTERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Portfolio’s tax provisions taken or expected to be taken for all open tax years 2011 - 2012, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other in the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

NOTE 7. SUBSEQUENT EVENT

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica PIMCO Real Return TIPS VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board”) held on June 12-13, 2013, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica PIMCO Real Return TIPS VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”). The Board also reviewed and considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Investment Advisory Agreement, the “Agreements”) for the Portfolio between TAM and Pacific Investment Management Company LLC (the “Sub-Adviser”).

Following their review and consideration, the Trustees determined that the terms of the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable and that the renewal of each of the Agreements is in the best interests of the Portfolio and its shareholders. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Agreements through June 30, 2014. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the Agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and/or their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM and the Sub-Adviser; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser.

The Board also considered the continuous and regular investment advisory and other services provided by TAM for the portion of the management fee it retains after payment of the sub-advisory fee. The Board noted that the investment advisory services include the design and development of the Portfolio and its investment strategy, TAM’s selection, ongoing oversight and monitoring of the Sub-Adviser, TAM’s daily supervision of the Portfolio’s investments and recommendations to change the Portfolio’s investment strategy or sub-adviser where it believes appropriate or advisable. The Board also noted that TAM provides services to all Transamerica mutual funds, including the Portfolio, in the form of oversight of the services provided by the funds’ administrator, custodian and transfer agent and supervision of the performance of recordkeeping, shareholder relations, regulatory reporting and compliance functions of the funds.

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2012.

The Board noted that the performance of the Initial Class of the Portfolio was below the median for its peer universe for the past 1-year period. The Board also noted that the performance of the Initial Class of the Portfolio was below its benchmark for the past 1-year period. The Trustees discussed the reasons for the underperformance with TAM and agreed to continue to monitor the performance of the Portfolio.

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be procured by TAM and provided by the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and that is competitive with other investment companies.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of other investment

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica PIMCO Real Return TIPS VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by Strategic Insight, an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was above the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Initial Class of the Portfolio were above the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser and is paid by TAM and not the Portfolio. As a result, the Board principally considered the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any further economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from these economies of scale. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser and whether the Portfolio has achieved economies of scale in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered any other benefits derived by TAM, its affiliates and the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement is in the best interests of the Portfolio and its shareholders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica PIMCO Tactical - Balanced VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2013, and held for the entire period until June 30, 2013.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses(A)
Portfolio Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period(B)	Ending Account Value	Expenses Paid During Period(B)	Annualized Expense Ratio
Transamerica PIMCO Tactical - Balanced VP
Initial Class	$1,000.00	$1,035.60	$4.74	$1,019.86	$4.71	0.95%
Service Class	1,000.00	1,033.80	5.98	1,018.64	5.94	1.20

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (179 days), and divided by the number of days in the year (365 days).

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica PIMCO Tactical - Balanced VP

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2013

(the following chart summarizes the Schedule of Investments of the portfolio by asset type)

(unaudited)

Asset Type	% of Net Assets
U.S. Government Obligations	41.6%
Repurchase Agreements	18.1
Short-Term U.S. Government Obligations	14.3
U.S. Government Agency Obligations	12.4
Corporate Debt Securities	7.1
Securities Lending Collateral	4.6
Asset-Backed Securities	2.1
Mortgage-Backed Securities	1.7
Purchased Option	1.4
Foreign Government Obligations	0.7
Municipal Government Obligations	0.6
Commercial Paper	0.5
Certificate of Deposit	0.5
Purchased Swaption	0.0	(A)
Other Assets and Liabilities - Net(B)	(5.6)
Total	100.0%

(A)	Amount rounds to less than 0.1%

(B)	The Other Assets and Liabilities - Net category may include, but is not limited to, Reverse Repurchase Agreements, Forward Foreign Currency Contracts, Futures Contracts, Swap Agreements, Written Options and Swaptions, Securities Sold Short, TBA Short Commitments, and Cash Collateral.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica PIMCO Tactical - Balanced VP

SCHEDULE OF INVESTMENTS

At June 30, 2013

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 41.6%
U.S. Treasury Bond 2.75%, 08/15/2042 (A)	$ 6,900,000	$ 5,955,562
U.S. Treasury Note
0.25%, 01/31/2014 - 06/30/2014	10,100,000	10,106,652
0.25%, 03/31/2014 (B)	14,989,000	14,998,953
0.63%, 08/31/2017	8,550,000	8,374,323
0.75%, 12/15/2013 - 06/15/2014	1,000,000	1,005,039
1.00%, 01/15/2014 - 08/31/2019 (B)	16,150,000	15,501,407
1.00%, 05/15/2014	800,000	805,656
1.25%, 02/15/2014 - 04/15/2014	3,700,000	3,727,421
1.63%, 08/15/2022 - 11/15/2022	5,800,000	5,439,702
1.75%, 01/31/2014 - 03/31/2014	1,100,000	1,112,305
1.88%, 02/28/2014 (B)	2,100,000	2,124,034
1.88%, 04/30/2014	200,000	202,812
2.25%, 05/31/2014	3,400,000	3,463,750

Total U.S. Government Obligations (cost $74,434,442)		72,817,616

U.S. GOVERNMENT AGENCY OBLIGATIONS - 12.4%
Fannie Mae
0.88%, 10/26/2017	1,800,000	1,759,628
4.50%, 04/01/2028 - 10/01/2041	2,174,262	2,302,541
Financing Corp. Fico STRIPS Series 2011-75, Class FA Zero Coupon, 05/11/2018	600,000	551,778
Freddie Mac
1.25%, 10/02/2019 (C)	6,950,000	6,584,548
2.38%, 01/13/2022	10,800,000	10,495,191

Total U.S. Government Agency Obligations (cost $21,707,717)		21,693,686

FOREIGN GOVERNMENT OBLIGATIONS - 0.7%
Province of Ontario Canada 1.65%, 09/27/2019 (C)	1,200,000	1,146,360
Russian Federation 7.50%, 03/31/2030 - Reg S (D)	149,000	174,516

Total Foreign Government Obligations (cost $1,382,718)		1,320,876

MORTGAGE-BACKED SECURITIES - 1.7%
Banc of America Commercial Mortgage Trust Series 2006-6, Class A2 5.31%, 10/10/2045	133,025	133,930
Banc of America Merrill Lynch Commercial Mortgage, Inc. Series 2004-2, Class A5 4.58%, 11/10/2038	160,000	162,941
Bear Stearns Alt-A Trust Series 2005-5, Class 1A1 0.63%, 07/25/2035 (E)	80,138	78,302
CD Commercial Mortgage Trust Series 2005-CD1, Class ASB 5.39%, 07/15/2044 (E)	97,911	99,054
Commercial Mortgage Trust
Series 2005-GG5, Class A42
5.25%, 04/10/2037 (E)	200,000	203,217
Series 2007-GG9, Class A2
5.38%, 03/10/2039	256,073	263,737

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Countrywide Home Loan Mortgage Pass-Through Trust Series 2005-9, Class 1A1 0.49%, 05/25/2035 (E)	$ 118,929	$ 100,309
DBRR Trust
Series 2012-EZ1, Class A
0.95%, 09/25/2045 - 144A	535,305	536,356
Series 2013-EZ2, Class A
0.85%, 02/25/2045 - 144A (E)	196,419	196,353
GS Mortgage Securities Corp. II Series 2007-EOP, Class A1 1.10%, 03/06/2020 - 144A (E)	67,147	67,305
Morgan Stanley Bank of America Merrill Lynch Trust, IO Series 2013-C8, Class XA 1.66%, 12/15/2048 (E) (F)	2,488,709	191,777
Structured Adjustable Rate Mortgage Loan Trust Series 2005-4, Class 6A1 0.43%, 03/25/2035 (E)	972,144	883,655

Total Mortgage-Backed Securities (cost $2,840,579)		2,916,936

ASSET-BACKED SECURITIES - 2.1%
ACA CLO, Ltd. Series 2006-1A, Class A1 0.53%, 07/25/2018 - 144A (E)	139,452	138,189
American Express Credit Account Master Trust Series 2012-5, Class A 0.59%, 05/15/2018	200,000	199,036
Ameriquest Mortgage Securities, Inc. Pass-Through Certificates Series 2004-R3, Class M1 0.71%, 05/25/2034 (E)	581,562	491,078
BlueMountain CLO, Ltd. Series 2005-1A, Class A1F 0.51%, 11/15/2017 - 144A (E)	110,265	109,795
First Frankin Mortgage Loan Trust
Series 2005-FF2, Class M3
0.67%, 03/25/2035 (E)	100,000	93,949
Series 2005-FF2, Class M4
0.78%, 03/25/2035 (E)	400,000	333,856
Fore CLO, Ltd. Series 2007-1A, Class A1A 0.52%, 07/20/2019 - 144A (E)	250,000	244,058
Northstar Education Finance, Inc. Series 2012-1, Class A 0.89%, 12/26/2031 - 144A (E)	137,718	136,450
RASC Trust Series 2006-EMX2, Class A2 0.39%, 02/25/2036 (E)	989,907	963,516
SLC Private Student Loan Trust Series 2006-A, Class A5 0.45%, 07/15/2036 (E)	200,000	193,290
SLM Private Credit Student Loan Trust Series 2006-B, Class A4 0.45%, 03/15/2024 (E)	200,000	190,818
SLM Student Loan Trust
Series 2004-10, Class A5A
0.68%, 04/25/2023 - 144A (E)	200,000	199,361

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica PIMCO Tactical - Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

	Principal		Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust (continued)
Series 2012-E, Class A1
0.94%, 10/16/2023 - 144A (E)		$ 65,223	$ 65,272
Tara Hill BV Series 1X, Class I 0.90%, 01/24/2019 - Reg S (E)	EUR	87,541	113,826
Utah State Board of Regents Series 2012-1, Class A 0.94%, 12/26/2031 (E)		$ 135,427	138,527

Total Asset-Backed Securities (cost $3,587,352)			3,611,021

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.6%
Bay Area Toll Authority 6.92%, 04/01/2040		200,000	250,040
Los Angeles Community College District 6.60%, 08/01/2042		200,000	251,598
Port Authority of New York & New Jersey 4.46%, 10/01/2062		200,000	181,342
State of California - Build America Bonds 7.35%, 11/01/2039		300,000	391,926

Total Municipal Government Obligations (cost $1,175,290)			1,074,906

CORPORATE DEBT SECURITIES - 7.1%
Air Freight & Logistics - 0.1%
United Parcel Service, Inc. 2.45%, 10/01/2022 (C)		100,000	94,281
Airlines - 0.1%
Continental Airlines Pass-Through Trust
4.00%, 10/29/2024 (C)		50,000	49,875
5.50%, 10/29/2020		50,000	51,625
Automobiles - 0.1%
Daimler Finance North America LLC 0.88%, 01/09/2015 - 144A (E)		165,000	165,523
Biotechnology - 0.2%
Amgen, Inc. 4.10%, 06/15/2021		400,000	419,438
Capital Markets - 0.5%
Goldman Sachs Group, Inc.
0.72%, 03/22/2016 (E)		300,000	295,603
6.15%, 04/01/2018		280,000	315,515
Morgan Stanley 6.63%, 04/01/2018		200,000	226,691
Commercial Banks - 1.6%
American Express Centurion Bank 0.73%, 11/13/2015 (E)		500,000	500,371
Bank of Montreal, Series MTN 2.55%, 11/06/2022 (C)		220,000	204,159
Bank of Nova Scotia 0.48%, 03/27/2014 (E)		400,000	399,857
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 4.50%, 01/11/2021 (C)		220,000	232,080
HSBC Holdings PLC 5.10%, 04/05/2021 (C)		280,000	307,625
JPMorgan Chase Bank NA 6.00%, 10/01/2017 (C)		260,000	296,164
Sberbank of Russia Via SB Capital SA 5.18%, 06/28/2019 - Reg S		400,000	408,000
UBS AG 5.75%, 04/25/2018 (C)		100,000	115,562

	Principal	Value
Commercial Banks (continued)
Westpac Banking Corp. 1.03%, 09/25/2015 (C) (E)	$ 300,000	$ 303,252
Commercial Services & Supplies - 0.1%
ADT Corp. 4.13%, 06/15/2023 (C)	40,000	37,677
Eaton Corp. 2.75%, 11/02/2022 - 144A (F)	125,000	116,940
ERAC USA Finance LLC 1.40%, 04/15/2016 - 144A (C) (F)	100,000	99,256
Consumer Finance - 0.3%
Caterpillar Financial Services Corp., Series MTN 1.65%, 04/01/2014 (C)	150,000	151,412
PACCAR Financial Corp., Series MTN 0.55%, 02/08/2016 (E)	150,000	150,583
Toyota Motor Credit Corp. 0.56%, 05/17/2016 (E)	200,000	199,658
Diversified Financial Services - 1.0%
American Honda Finance Corp. 0.73%, 05/08/2014 - 144A (E)	150,000	150,460
Ford Motor Credit Co., LLC 4.25%, 09/20/2022 (C)	200,000	196,573
General Electric Capital Corp. 0.88%, 12/11/2015 (E)	120,000	120,821
Helios Leasing I LLC 1.56%, 09/28/2024	188,625	179,629
JPMorgan Chase & Co. 3.25%, 09/23/2022 (C)	200,000	189,880
LeasePlan Corp. NV
2.50%, 05/16/2018 - 144A (F)	300,000	289,113
3.00%, 10/23/2017 - 144A (F)	250,000	250,800
Merrill Lynch & Co., Inc., Series MTN 6.88%, 04/25/2018	220,000	253,203
Tagua Leasing LLC 1.58%, 11/16/2024	192,454	183,375
Diversified Telecommunication Services - 0.1%
AT&T, Inc. 0.66%, 02/12/2016 (E)	200,000	198,897
Electric Utilities - 0.2%
Entergy Louisiana LLC 3.30%, 12/01/2022	150,000	145,169
FirstEnergy Corp. 2.75%, 03/15/2018 (C)	100,000	97,354
Niagara Mohawk Power Corp. 4.12%, 11/28/2042 - 144A (F)	200,000	179,027
Electrical Equipment - 0.1%
Schneider Electric SA 2.95%, 09/27/2022 - 144A	150,000	142,641
Energy Equipment & Services - 0.1%
Plains All American Pipeline, LP / PAA Finance Corp. 2.85%, 01/31/2023	100,000	91,838
Hotels, Restaurants & Leisure - 0.1%
Carnival Corp. 1.20%, 02/05/2016	200,000	198,561
Industrial Conglomerates - 0.1%
General Electric Co. 2.70%, 10/09/2022 (C)	260,000	246,062
Insurance - 0.2%
First American Financial Corp. 4.30%, 02/01/2023	100,000	96,206

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica PIMCO Tactical - Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

	Principal	Value
Insurance (continued)
QBE Insurance Group, Ltd. 2.40%, 05/01/2018 - 144A (C)	$ 200,000	$ 196,069
Internet & Catalog Retail - 0.1%
Amazon.com, Inc. 2.50%, 11/29/2022	200,000	181,552
Machinery - 0.1%
Stanley Black & Decker, Inc. 2.90%, 11/01/2022 (C)	200,000	187,798
Media - 0.2%
British Sky Broadcasting Group PLC 3.13%, 11/26/2022 - 144A	80,000	74,809
COX Communications, Inc. 3.25%, 12/15/2022 - 144A (C)	100,000	94,083
SES 3.60%, 04/04/2023 - 144A (C)	200,000	194,436
Metals & Mining - 0.1%
BHP Billiton Finance USA, Ltd. 5.50%, 04/01/2014	150,000	155,660
Multi-Utilities - 0.1%
Sempra Energy 2.88%, 10/01/2022 (C)	150,000	140,176
Oil, Gas & Consumable Fuels - 0.7%
BP Capital Markets PLC 5.25%, 11/07/2013	150,000	152,495
Dolphin Energy, Ltd. 5.50%, 12/15/2021 - Reg S	400,000	432,000
Petroleos Mexicanos 6.00%, 03/05/2020 (C)	200,000	220,000
Statoil ASA 2.45%, 01/17/2023 (C)	125,000	115,798
TNK-BP Finance SA, Series EMTN 7.88%, 03/13/2018 - Reg S	200,000	227,500
Western Gas Partners, LP 4.00%, 07/01/2022 (C)	115,000	111,630
Pharmaceuticals - 0.2%
AbbVie, Inc. 1.03%, 11/06/2015 - 144A (E)	200,000	201,912
Eli Lilly & Co. 4.20%, 03/06/2014	150,000	153,773
Real Estate Investment Trusts - 0.1%
American Tower Corp. 3.50%, 01/31/2023	100,000	91,567
Road & Rail - 0.3%
Burlington Northern Santa Fe LLC 3.00%, 03/15/2023 (C)	200,000	190,586
Canadian National Railway Co. 2.25%, 11/15/2022	400,000	371,352
Software - 0.1%
Microsoft Corp. 2.13%, 11/15/2022 (C)	300,000	273,197
Tobacco - 0.1%
Philip Morris International, Inc. 6.88%, 03/17/2014 (C)	150,000	156,778
Wireless Telecommunication Services - 0.1%
VimpelCom Holdings BV 5.20%, 02/13/2019 - 144A (C)	200,000	195,000

Total Corporate Debt Securities (cost $12,889,702)		12,468,927

	Principal	Value
CERTIFICATE OF DEPOSIT - 0.5%
Commercial Banks - 0.5%
Dexia Credit Local 1.40%, 09/20/2013	$ 800,000	$ 800,000

Total Certificate of Deposit (cost $800,000)		800,000

COMMERCIAL PAPER - 0.5%
Construction Materials - 0.3%
Holcim US Finance Sarl & Cie SCS 0.49%, 07/30/2013 - 144A (G)	580,000	579,755
Diversified Financial Services - 0.2%
Ford Motor Credit Co. 1.00%, 11/05/2013 (G)	275,000	274,015

Total Commercial Paper (cost $853,770)		853,770

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 14.3%
Freddie Mac
0.05%, 07/29/2013	1,100,000	1,099,954
0.07%, 09/06/2013	200,000	199,973
0.11%, 01/23/2014	2,100,000	2,098,666
0.15%, 02/24/2014	1,400,000	1,398,600
0.16%, 01/15/2014 - 02/11/2014	1,500,000	1,498,557
U.S. Treasury Bill
0.06%, 01/09/2014 (B) (G) (H)	367,000	366,708
0.09%, 02/06/2014 (B) (G) (H)	1,088,000	1,087,439
0.12%, 05/29/2014 (G) (H)	16,700,000	16,678,447
0.15%, 06/26/2014 (G)	600,000	599,155

Total Short-Term U.S. Government Obligations (cost $25,027,499)		25,027,499

	Contracts	Value
PURCHASED OPTION - 1.4%
Put Option - 1.4%
S&P 500 Index Index Value $ 1,325.00 Expires 06/21/2014	579	2,395,902

Total Purchased Option (cost $3,028,476)		2,395,902

	Notional Amount	Value
PURCHASED SWAPTION - 0.0% (I)
Put Option - 0.0% (I)
OTC - If exercised the Series receives floating 3 month LIBOR, and pays 3.45%, European Style Expires 09/21/2015 (F) Counterparty: BNP	$ 300,000	36,496

Total Purchased Swaption (cost $23,689)		36,496

	Shares	Value
SECURITIES LENDING COLLATERAL - 4.6%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.18% (G)	8,048,398	8,048,398

Total Securities Lending Collateral (cost $8,048,398)		8,048,398

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica PIMCO Tactical - Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

	Principal	Value
REPURCHASE AGREEMENTS - 18.1%
Barclays Capital, Inc. 0.18% (G), dated 06/28/2013, to be repurchased at $100,002 on 07/01/2013. Collateralized by a U.S. Government Obligation, 0.63%, due 07/15/2021, and with a value of $102,221.	$ 100,000	$ 100,000
BNP Paribas 0.20% (G), dated 06/28/2013, to be repurchased at $14,000,233 on 07/01/2013. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 05/01/2043, and with a value of $14,472,307.	14,000,000	14,000,000
State Street Bank & Trust Co. 0.03% (G), dated 06/28/2013, to be repurchased at $6,976,705 on 07/01/2013. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 07/25/2037, and with a value of $7,117,815.	6,976,687	6,976,687
Toronto Dominion Bank 0.19% (G), dated 06/28/2013, to be repurchased at $10,500,166 on 07/01/2013. Collateralized by a U.S. Government Obligation, 0.88%, due 02/28/2017, and with a value of $10,733,100.	10,500,000	10,500,000

Total Repurchase Agreements (cost $31,576,687)		31,576,687

Total Investment Securities (cost $187,376,319) (J)		184,642,720
Other Assets and Liabilities - Net		(9,816,015)

Net Assets		$ 174,826,705

	Contracts	Value
WRITTEN OPTIONS - (0.0%) (I)
Call Option - (0.0%) (I)
10-Year U.S. Treasury Note Future Exercise Price $ 133.00 Expires 08/23/2013	3	$ (94)
Put Option - (0.0%) (I)
10-Year U.S. Treasury Note Future Exercise Price $ 129.00 Expires 08/23/2013	3	(8,390)

Total Written Options (premiums $(2,606))		$ (8,484)

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica PIMCO Tactical - Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

WRITTEN SWAPTIONS:
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums Paid (Received)	Value
Call- OTC 10-Year Interest Rate Swap	GSC	3-Month USD LIBOR BBA	Receive	1.80%	07/29/2013		$450,000	$(1,696)	$(1)
Call- OTC 10-Year Interest Rate Swap	BOA	3-Month USD LIBOR BBA	Receive	1.80	07/29/2013		300,000	(1,100)	0
Call- OTC 2-Year Interest Rate Swap	CSFB	6-Month EUR EURIBOR Reuters	Receive	0.40	09/11/2013	EUR	2,000,000	(2,100)	(636)
Call- OTC 5-Year Interest Rate Swap	BOA	3-Month USD LIBOR BBA	Receive	0.75	09/03/2013		$300,000	(210)	(2)
Call- OTC 5-Year Interest Rate Swap	GSC	3-Month USD LIBOR BBA	Receive	1.05	09/03/2013		8,500,000	(11,900)	(2,367)
Call- OTC 5-Year Interest Rate Swap	CSFB	6-Month EUR EURIBOR Reuters	Receive	0.75	09/11/2013	EUR	700,000	(1,746)	(207)
Put- OTC 10-Year Interest Rate Swap	GSC	3-Month USD LIBOR BBA	Pay	2.65	07/29/2013		$450,000	(3,190)	(6,489)
Put- OTC 10-Year Interest Rate Swap	BOA	3-Month USD LIBOR BBA	Pay	2.65	07/29/2013		300,000	(2,060)	(4,326)
Put- OTC 2-Year Interest Rate Swap	CSFB	6-Month EUR EURIBOR Reuters	Pay	0.70	09/11/2013	EUR	2,000,000	(2,756)	(5,901)
Put- OTC 2-Year Interest Rate Swap	BOA	6-Month EUR EURIBOR Reuters	Pay	1.15	07/24/2013		400,000	(847)	(25)
Put- OTC 2-Year Interest Rate Swap	CSFB	6-Month EUR EURIBOR Reuters	Pay	1.15	07/24/2013		200,000	(381)	(12)
Put- OTC 2-Year Interest Rate Swap	HSBC	6-Month EUR EURIBOR Reuters	Pay	1.15	07/24/2013		50,000	(87)	(3)
Put- OTC 5-Year Interest Rate Swap	BOA	3-Month USD LIBOR BBA	Pay	1.25	09/03/2013		$300,000	(750)	(6,366)
Put- OTC 5-Year Interest Rate Swap	GSC	3-Month USD LIBOR BBA	Pay	1.45	09/03/2013		8,500,000	(36,550)	(119,990)
Put- OTC 5-Year Interest Rate Swap	GSC	3-Month USD LIBOR BBA	Pay	1.50	10/28/2013		2,200,000	(6,105)	(39,380)
Put- OTC 5-Year Interest Rate Swap	BNP	3-Month USD LIBOR BBA	Pay	2.50	09/21/2015		1,260,000	(22,578)	(47,933)
Put- OTC 5-Year Interest Rate Swap	CSFB	6-Month EUR EURIBOR Reuters	Pay	1.25	09/11/2013		EUR 700,000	(2,481)	(8,715)

								$(96,537)	$(242,353)

CENTRALLY CLEARED SWAP AGREEMENTS: (K)
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION: (L)
Reference Obligation	Fixed Deal Pay Rate	Expiration Date	Currency Code	Notional Amount (M)	Market Value (N)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North American Investment Grade Index - Series 18	1.00%	06/20/2018	USD	61,000,000	$377,922	$785,338	$(407,416)

OVER THE COUNTER SWAP AGREEMENTS:
TOTAL RETURN SWAP AGREEMENTS - PAYABLE: (O)
Reference Entity	Floating Rate	Termination Date	Counterparty	Notional Amount	Market Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
iShares MSCI EAFE Index Fund	USD-3M-LIBOR BBA	08/15/2013	BNP	$304,391	$(1,123,081)	$ —	$(1,123,081)

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica PIMCO Tactical - Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

FUTURES CONTRACTS: (P)
Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation)
Russell 2000 Mini Index	Long	89	09/20/2013	$(31,435)
S&P 500 E-Mini Index	Long	954	09/20/2013	(1,289,055)

				$(1,320,490)

FORWARD FOREIGN CURRENCY CONTRACTS:
Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
EUR	BOA	(1,000)	09/17/2013	$(1,321)	$19
EUR	BOA	(86,000)	09/17/2013	(113,577)	1,596

					$1,615

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security has been segregated by the custodian with the broker as collateral for centrally cleared swaps. Total value of securities segregated as collateral to cover centrally cleared swaps is $1,344,710.
(B)	All or a portion of this security has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts. Total value of securities segregated as collateral to cover margin requirements for open futures contracts is $2,935,881.
(C)	All or a portion of this security is on loan. The value of all securities on loan is $7,881,840. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Step bond - Coupon rate changes in increments to maturity. Rate disclosed is as of June 30, 2013. Maturity date disclosed is the ultimate maturity date.
(E)	Floating or variable rate note. Rate is listed as of June 30, 2013.
(F)	Illiquid. Total aggregate market value of illiquid securities is $1,163,409, or 0.67% of the portfolio’s net assets.
(G)	Rate shown reflects the yield at June 30, 2013.
(H)	All or a portion of this security has been segregated by the custodian with the broker as collateral for open swap, swaptions and/or forward foreign currency contracts. Total value of securities segregated for open swap, swaptions and/or forward foreign currency contracts is $1,232,734.
(I)	Percentage rounds to less than 0.1%.
(J)	Aggregate cost for federal income tax purposes is $187,376,319. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $255,872 and $2,989,471, respectively. Net unrealized depreciation for tax purposes is $2,733,599.
(K)	Cash in the amount of $41,000 has been segregated by the custodian with the broker as collateral for centrally cleared swaps.
(L)	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(M)	The maximum potential amount the portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(N)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(O)	At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference index less a financing rate, if any. As a receiver, the fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the portfolio would owe payments on any net positive total return, and would receive payment in the event of a negative total return.
(P)	Cash in the amount of $902,000 has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica PIMCO Tactical - Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013, these securities aggregated $4,622,963, or 2.64% of the portfolio’s net assets.
BBA	British Bankers’ Association
BNP	BNP Paribas
BOA	Bank of America
CSFB	Credit Suisse First Boston
EMTN	European Medium Term Note
EURIBOR	Euro InterBank Offered Rate
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
IO	Interest Only
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
OTC	Over the Counter
Reg S	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
STRIPS	Separate Trading of Registered Interest and Principal of Securities

CURRENCY ABBREVIATIONS:

EUR	Euro
USD	United States Dollar

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica PIMCO Tactical - Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

VALUATION SUMMARY: (Q)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2013
ASSETS
Investment Securities
U.S. Government Obligations	$—	$72,817,616	$—	$72,817,616
U.S. Government Agency Obligations	—	21,693,686	—	21,693,686
Foreign Government Obligations	—	1,320,876	—	1,320,876
Mortgage-Backed Securities	—	2,916,936	—	2,916,936
Asset-Backed Securities	—	3,611,021	—	3,611,021
Municipal Government Obligations	—	1,074,906	—	1,074,906
Corporate Debt Securities	—	12,468,927	—	12,468,927
Certificate of Deposit	—	800,000	—	800,000
Commercial Paper	—	853,770	—	853,770
Short-Term U.S. Government Obligations	—	25,027,499	—	25,027,499
Purchased Option	2,395,902	—	—	2,395,902
Purchased Swaption	—	36,496	—	36,496
Securities Lending Collateral	8,048,398	—	—	8,048,398
Repurchase Agreements	—	31,576,687	—	31,576,687
Total Investment Securities	$10,444,300	$174,198,420	$—	$184,642,720

Derivative Financial Instruments
Forward Foreign Currency Contracts (R)	$—	$1,615	$—	$1,615
Total Derivative Financial Instruments	$—	$1,615	$—	$1,615

Other Assets (S)
Cash on Deposit with Broker	$943,000	—	—	$943,000
Foreign Currency	9,577	—	—	9,577
Total Other Assets	$952,577	$—	$—	$952,577

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2013
LIABILITIES
Derivative Financial Instruments
Credit Default Swap Agreements (R)	$(407,416)	$—	$—	$(407,416)
Futures Contracts (R)	(1,320,490)	—	—	(1,320,490)
Total Return Swap Agreements (R)	—	(1,123,081)	—	(1,123,081)
Written Options	(8,484)	—	—	(8,484)
Written Swaptions	—	(242,353)	—	(242,353)
Total Derivative Financial Instruments	$(1,736,390)	$(1,365,434)	$—	$(3,101,824)

Other Liabilities (S)
Collateral for Securities on Loan	$—	$(8,048,398)	$—	$(8,048,398)
Total Other Liabilities	$—	$(8,048,398)	$—	$(8,048,398)

(Q)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended June 30, 2013. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
(R)	Derivative financial instruments valued at unrealized appreciation (depreciation) on the instrument.
(S)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica PIMCO Tactical - Balanced VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2013

(unaudited)

Assets:
Investment securities, at value (cost: $155,799,632)
(including securities loaned of $7,881,840)	$153,066,033
Repurchase agreement, at value (cost: $31,576,687)	31,576,687
Cash on deposit with broker	943,000
Foreign currency, at value (cost: $9,820)	9,577
Unrealized appreciation on forward foreign currency contracts	1,615
Receivables:
Shares sold	797,357
Investment securities sold	3,615,484
Interest	512,011
Securities lending income (net)	1,646
Prepaid expenses	601

Total assets	190,524,011

Liabilities:
Accounts payable and accrued liabilities:
Shares redeemed	18,470
Investment securities purchased	5,688,313
Administration fees	3,084
Variation margin	407,004
Management and advisory fees	110,988
Distribution and service fees	29,408
Transfer agent fees	19
Trustees fees	45
Audit and tax fees	6,636
Other	11,023
Collateral for securities on loan	8,048,398
Written options and swaptions, at value (premium: $99,143)	250,837
Unrealized depreciation on swap agreements	1,123,081

Total liabilities	15,697,306

Net assets	$174,826,705

Net assets consist of:
Capital stock ($0.01 par value)	$163,360
Additional paid-in capital	176,289,325
Undistributed (accumulated) net investment income (loss)	567,436
Undistributed (accumulated) net realized gain (loss) from investment securities, futures contracts, written option and swaption contracts, swap agreements and foreign currency transactions	3,541,499
Net unrealized appreciation (depreciation) on:
Investment securities	(2,733,599)
Futures contracts	(1,320,490)
Written option and swaption contracts	(151,694)
Swap agreements	(1,530,497)
Translation of assets and liabilities denominated in foreign currencies	1,365

Net assets	$174,826,705

Net assets by class:
Initial Class	$7,310,825
Service Class	167,515,880
Shares outstanding:
Initial Class	678,988
Service Class	15,657,047
Net asset value and offering price per share:
Initial Class	$10.77
Service Class	10.70

STATEMENT OF OPERATIONS

For the period ended June 30, 2013

(unaudited)

Investment Income:
Interest income	$571,000
Securities lending income (net)	4,848

Total investment income	575,848

Expenses:
Management and advisory	452,753
Distribution and service:
Service Class	135,864
Transfer agent	453
Printing and shareholder reports	16,121
Custody	40,069
Administration	14,511
Legal	1,647
Audit and tax	5,842
Trustees	2,126
Other	1,250

Total expenses	670,636

Expenses (waived/reimbursed) recaptured	14,767

Net expenses	685,403

Net investment income (loss)	(109,555)

Net realized gain (loss) on transactions from:
Investment securities	(1,469,982)
Futures contracts	7,814,594
Written option and swaption contracts	5,824
Swap agreements	2,238,795
Foreign currency transactions	(6,181)

Total realized gain (loss)	8,583,050

Net change in unrealized appreciation (depreciation) on:
Investment securities	(3,054,081)
Futures contracts	(1,529,612)
Written option and swaption contracts	(153,225)
Swap agreements	(2,073,661)
Translation of assets and liabilities denominated in foreign currencies	3,053
TBA short commitments	153

Net change in unrealized appreciation (depreciation)	(6,807,373)

Net realized and change in unrealized gain (loss)	1,775,677

Net increase (decrease) in net assets resulting from operations	$1,666,122

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica PIMCO Tactical - Balanced VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2013 (unaudited)	December 31, 2012
From operations:
Net investment income (loss)	$(109,555)	$553,113
Net realized gain (loss) from investment securities, futures contracts, written option and swaption contracts, swap agreements and foreign currency transactions	8,583,050	87,013
Net change in unrealized appreciation (depreciation) on investment securities, futures contracts, written option and swaption contracts, TBA short commitments, swap agreements and foreign currency translations	(6,807,373)	258,778
Net increase (decrease) in net assets resulting from operations	1,666,122	898,904

Distributions to shareholders:
From net investment income:
Initial Class	—	(148,899)
Service Class	—	(928,524)
Total distributions to shareholders	—	(1,077,423)

Capital share transactions:
Proceeds from shares sold:
Initial Class	356,404	1,685,029
Service Class	99,693,992	32,562,664
	100,050,396	34,247,693
Dividends and distributions reinvested:
Initial Class	—	148,899
Service Class	—	928,524
	—	1,077,423
Cost of shares redeemed:
Initial Class	(702,011)	(4,434,368)
Service Class	(6,474,162)	(23,879,445)
	(7,176,173)	(28,313,813)
Net increase (decrease) in net assets resulting from capital shares transactions	92,874,223	7,011,303

Net increase (decrease) in net assets	94,540,345	6,832,784

Net assets:
Beginning of period/year	80,286,360	73,453,576
End of period/year	$174,826,705	$80,286,360
Undistributed (accumulated) net investment income (loss)	$567,436	$676,991

Share activity:
Shares issued:
Initial Class	32,921	160,953
Service Class	9,220,127	3,155,941
	9,253,048	3,316,894
Shares issued-reinvested from dividends and distributions:
Initial Class	—	14,386
Service Class	—	90,148
	—	104,534
Shares redeemed:
Initial Class	(64,625)	(422,276)
Service Class	(606,940)	(2,283,921)
	(671,565)	(2,706,197)

Net increase (decrease) in shares outstanding:
Initial Class	(31,704)	(246,937)
Service Class	8,613,187	962,168
	8,581,483	715,231

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica PIMCO Tactical - Balanced VP

FINANCIAL HIGHLIGHTS

For the period or years ended:

For a share outstanding throughout each period/year
	Initial Class
	June 30, 2013 (unaudited)		December 31, 2012		December 31, 2011		December 31, 2010		December 31, 2009(A)
Net asset value
Beginning of period/year	$10.40		$10.49		$10.97		$11.40		$10.00
Investment operations
Net investment income (loss)(B)	—	(C)	0.11	(D)	0.18	(D)	0.21	(D)	0.49	(D)
Net realized and unrealized gain (loss)	0.37		0.01		(0.52)		(0.59)		0.91
Total investment operations	0.37		0.12		(0.34)		(0.38)		1.40
Distributions
Net investment income	—		(0.21)		(0.14)		(0.03)		—
Net realized gains	—		—		—		(0.02)		—
Total distributions	—		(0.21)		(0.14)		(0.05)		—
Net asset value
End of period/year	$10.77		$10.40		$10.49		$10.97		$11.40
Total return(E)	3.56	%(F)	1.19%		(3.10)%		(3.28)%		14.00	%(F)
Net assets end of period/year (000’s)	$7,311		$7,392		$10,041		$10,832		$5,067
Ratio and supplemental data
Expenses to average net assets
After (waiver/reimbursement) recapture	0.95	%(G)	0.99	%(H)	1.00	%(H)	1.00	%(H)	1.00	%(G)(H)
Before (waiver/reimbursement) recapture	0.92	%(G)	1.00	%(H)	0.99	%(H)	1.02	%(H)	2.06	%(G)(H)
Net investment income (loss) to average net assets	0.06	%(G)	1.05%		1.63%		1.96%		6.78	%(G)
Portfolio turnover rate	31	%(F)(I)	783	%(J)	788	%(J)	981	%(J)	48	%(F)(J)

(A)	Commenced operations on May 1, 2009.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or ($0.01).
(D)	Recognition of net investment income by the portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the portfolio invests.
(E)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(F)	Not annualized.
(G)	Annualized.
(H)	Does not include expenses of the investment companies in which the portfolio invests.
(I)	Decrease in portfolio turnover rate was triggered by a change in the portfolio’s sub-adviser.
(J)	Does not include the portfolio activity of the underlying investment companies in which the portfolio invests.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

For a share outstanding throughout each period/year
	Service Class
	June 30, 2013 (unaudited)		December 31, 2012		December 31, 2011		December 31, 2010		December 31, 2009(A)
Net asset value
Beginning of period/year	$10.35		$10.43		$10.93		$11.38		$10.00
Investment operations
Net investment income (loss)(B)	(0.01)		0.08	(C)	0.17	(C)	0.20	(C)	0.62	(C)
Net realized and unrealized gain (loss)	0.36		0.02		(0.54)		(0.60)		0.76
Total investment operations	0.35		0.10		(0.37)		(0.40)		1.38
Distributions
Net investment income	—		(0.18)		(0.13)		(0.03)		—
Net realized gains	—		—		—		(0.02)		—
Total distributions	—		(0.18)		(0.13)		(0.05)		—
Net asset value
End of period/year	$10.70		$10.35		$10.43		$10.93		$11.38
Total return(D)	3.38	%(E)	0.98%		(3.41)%		(3.46)%		13.80	%(E)
Net assets end of period/year (000’s)	$167,516		$72,894		$63,413		$59,866		$3,186
Ratio and supplemental data
Expenses to average net assets
After (waiver/reimbursement) recapture	1.20	%(F)	1.24	%(G)	1.25	%(G)	1.25	%(G)	1.25	%(F)(G)
Before (waiver/reimbursement) recapture	1.17	%(F)	1.25	%(G)	1.24	%(G)	1.27	%(G)	2.31	%(F)(G)
Net investment income (loss) to average net assets	(0.21	)%(F)	0.80%		1.53%		1.85%		8.50	%(F)
Portfolio turnover rate	31	%(E)(H)	783	%(I)	788	%(I)	981	%(I)	48	%(E)(I)

(A)	Commenced operations on May 1, 2009.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the portfolio invests.
(D)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(E)	Not annualized.
(F)	Annualized.
(G)	Does not include expenses of the investment companies in which the portfolio invests.
(H)	Decrease in portfolio turnover rate was triggered by a change in the portfolio’s sub-adviser.
(I)	Does not include the portfolio activity of the underlying investment companies in which the portfolio invests.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica PIMCO Tactical - Balanced VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2013

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica PIMCO Tactical - Balanced VP (the “Portfolio”) is a series of TST.

The Portfolio currently offers two classes of shares: Initial Class and Service Class.

Transamerica Asset Management, Inc. (“TAM”) provides continuous and regular investment advisory services to the Portfolio. TAM acts as a manager of managers, providing advisory services that include, without limitation, the design and development of each Portfolio and its investment strategy and the ongoing review and evaluation of that investment strategy including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for each Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending and implementing fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolios’ investments; regular review of sub-adviser performance and holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation of portfolio holdings; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolios’ Board of Trustees; oversight of preparation of prospectuses, shareholder reports and other disclosure materials and filings; and oversight of other service providers to the Portfolios, such as the custodian, the transfer agent, the administrator, the distributor, the Portfolios’ independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations for the Portfolios; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment advisory services. Where TAM employs sub-advisers, the sub-advisers carry out and effectuate the investment strategy designed for the Portfolios by TAM and are responsible, subject to TAM’s and the Board of Trustees oversight, for the day-to-day management of the Portfolios and for making decisions to buy, hold or sell a particular security.

Transamerica Fund Services, Inc. (“TFS”) provides supervisory and administrative services to each Portfolio. TFS’s supervisory and administrative services include performing certain administrative services for the Portfolios and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided for the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TFS has outsourced the provision of certain services as described below; to the extent agreed upon by TFS and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of net asset values; shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; recommending and implementing fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and its dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; preparation of agendas and supporting documents for and minutes of meetings of Trustees and committees of Trustees; and preparation of regular communications with the Trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TFS to perform supervisory and administrative services to the Portfolio. State Street performs back office services to support TFS, including furnishing financial and performance information about the Portfolios for inclusion in regulatory filings and Trustee and shareholder reports; preparing drafts of regulatory filings, Trustee materials, tax returns, expenses and budgeting; tax compliance testing; and maintaining books and records. TFS pays all expenses it incurs in connection with providing these services in the Amended and Restated Services Agreement with the exception of the costs of certain services specifically assumed by the Portfolios, as numerated within the Statement of Operations.

This report should be read in conjunction with the Portfolio’s current prospectus, which contains additional information about the Portfolio, including investment objectives and strategies.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica PIMCO Tactical - Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 1. (continued)

Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of securities exposes the Portfolio to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrowed.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio (“Navigator”), a money market mutual fund registered under the 1940 Act. The Transamerica Asset Management family of mutual funds is a significant shareholder of the Navigator as of June 30, 2013. No individual portfolio has a significant holding in the Navigator.

By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees.

Such income is reflected separately in the Statement of Operations. Income from loaned securities in the Statement of Operations is net of fees and rebates earned by the lending agent for its services. The value of loaned securities and related collateral outstanding at June 30, 2013 are shown in the Schedule of Investments and the Statement of Assets and Liabilities.

Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

The open repurchase agreements and related collateral at June 30, 2013 are listed in the Schedule of Investments.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rates in effect when the investment was acquired. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country, or region.

Forward foreign currency contracts: The Portfolio is subject to foreign currency exchange rate risk exposure in the normal course of pursuing its investment objectives. The Portfolio enters into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Forward foreign currency contracts are marked to market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are settled, a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts.

Open forward foreign currency contracts at June 30, 2013 are listed in the Schedule of Investments.

Option contracts: The Portfolio is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Portfolio enters into option contracts to manage exposure to various market fluctuations. The Portfolio purchases or writes put and call options on U.S. securities, indices, futures, swaps (“swaptions”), commodities, and currency transactions. Options are valued at the average of the bid and ask (“Mean Quote”) established each day at the close of the board of trade or exchange on which they are traded. Options are marked-to-market daily to reflect the current value of the option. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts, the possibility of an illiquid market, and an inability of the counterparty to meet the contract terms.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica PIMCO Tactical - Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 1. (continued)

Purchased options: Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Portfolio pays premiums, which are included in the Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid from options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying U.S. security, index, futures, swaption, commodity, or currency transaction to determine the realized gain or loss.

Written options: Writing call options tends to decrease exposure to the underlying instrument. Writing put options tends to increase exposure to the underlying instrument. When the Portfolio writes a covered call or put option, the premium received is recorded as a liability in the Statement of Assets and Liabilities and is subsequently marked-to-market to reflect the current market value of the option written. Premiums received from written options which expire unexercised are treated as realized gains. Premiums received from writing options/swaptions which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying U.S. security, index, futures, swaption, commodity, or currency transaction to determine the realized gain or loss. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolio could result in selling or buying a security or currency at a price different from the current market value.

The underlying face amounts of open option and swaption contracts at June 30, 2013 are listed in the Schedule of Investments.

Transactions in written options were as follows:

	Premiums	Contracts
Balance at December 31, 2012	—	—
Sales	$2,606	6
Closing Buys	—	—
Expirations	—	—
Exercised	—	—
Balance at June 30, 2013	$2,606	6

Transactions in written swaptions were as follows:

	Premiums	Notional Amount
Balance at December 31, 2012	$24,183	$1,860,000
Sales	66,868	24,080,000
Closing Buys	—	—
Expirations	(4,912)	(3,380,000)
Exercised	—	—

Balance at June 30, 2013	$86,139	$22,560,000

	Premiums	Notional Amount
Balance at December 31, 2012	$—	EUR	—
Sales	281,285		142,400,000
Closing Buys	(269,314)		(136,000,000)
Expirations	(1,573)		(350,000)
Exercised	—		—

Balance at June 30, 2013	$10,398	EUR	6,050,000
Futures contracts: The Portfolio is subject to equity and commodity price risks, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica PIMCO Tactical - Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 1. (continued)

the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The open futures contracts at June 30, 2013 are listed in the Schedule of Investments. The variation margin receivable or payable, as applicable, is included in the Statement of Assets and Liabilities.

Swap agreements: Swap agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investments, cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter (“OTC”) market and may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). The Portfolio may enter into credit default, cross-currency, interest rate, total return, variance, and other forms of swap agreements to manage exposure to credit, currency, interest rate, and commodity risks. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Swaps are marked-to-market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss in the Statement of Assets and Liabilities.

Payments received or made at the beginning of the measurement period are reflected as such in the Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses in the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses in the Statement of Operations.

Specific risks and accounting related to each type of swap agreement are identified and described in the following paragraphs:

Credit default swap agreements: The Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. The Portfolio enters into credit default swaps to manage its exposure to the market, or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy (buy protection).

Under a credit default swap, one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs (sell protection). The Portfolio’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the notional amount of the contract. This risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty, and by the posting of collateral.

The Portfolio sells credit default swaps, which exposes it to risk of loss from credit risk related events specified in the contracts. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. The aggregate fair value of the credit default swaps is disclosed in the Schedule of Investments. The aggregate fair value of assets posted as collateral, net of assets received as collateral, for these swaps is included in the footnotes to the Schedule of Investments. If a defined credit event had occurred during the period, the swaps’ credit-risk-related contingent features would have been triggered, and the Portfolio would have been required to pay the notional amounts for the credit default swaps with a sell protection less the value of the contracts’ related reference obligations.

Total return swap agreements: The Portfolio is subject to commodity, equity, and other risks related to the underlying investments of the swap agreement in the normal course of pursuing its investment objectives. The value of the commodity-linked investments held by the Portfolio can be affected by a variety of factors, including, but not limited to, overall market movements and other factors affecting the value of particular industries or commodities, such as weather, disease, embargoes, acts of war or terrorism, or political and regulatory developments. Commodity-linked derivatives are available from a relatively small number of issuers, subjecting the Portfolio’s investments in commodity-linked derivatives to counterparty risk, which is the risk that the issuer of the commodity-linked derivative will not fulfill its contractual obligations. Total return swap agreements on commodities involve commitments whereby cash flows are exchanged based on the price of a commodity in exchange for either a fixed or floating price or rate. One party would receive payments

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica PIMCO Tactical - Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 1. (continued)

based on the market value of the commodity involved and pay a fixed amount. Total return swap agreements on indices involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments.

The open centrally cleared swap agreements at June 30, 2013 are listed in the Schedule of Investments. The variation margin receivable or payable, as applicable, is included in the Statement of Assets and Liabilities.

The open OTC swap agreements at June 30, 2013 are listed in the Schedule of Investments. The premiums paid (received), as applicable, is included in the Statement of Assets and Liabilities along with the unrealized appreciation (depreciation).

Restricted and illiquid securities: The Portfolio may invest in unregulated or restricted securities. Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

The restricted and illiquid securities at June 30, 2013 are listed in the Schedule of Investments.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, has elected to place security transactions of the Portfolio with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions paid by the Portfolio be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2013.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend date, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class, based upon net assets. Each class bears its own specific expenses in addition to the non-class specific expenses.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica PIMCO Tactical - Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 2. (continued)

The Portfolio’s Board of Trustees has delegated the valuation functions on a day-to-day basis to TAM, subject to board oversight. TAM has formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board of Trustees. These policies and procedures are reviewed at least annually by the Board of Trustees. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair market value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the net asset value of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

Corporate bonds: The fair value of corporate bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Asset backed securities: The fair value of asset backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Short-term notes: Short-term notes are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values would be generally categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Government securities: Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Government securities generally are categorized in Level 2 of the fair value hierarchy, or in Level 3 if inputs are unobservable.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica PIMCO Tactical - Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 2. (continued)

U.S. government agency securities: U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government securities. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Derivative instruments: Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in level 1 of the fair value hierarchy. Over the counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. A substantial majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized in level 2 of the fair value hierarchy or in Level 3 if inputs are unobservable.

The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2013, is disclosed in the Valuation Summary of the Schedule of Investments.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.

TAM, the Portfolio’s investment adviser, is directly owned by Western Reserve Life Assurance Co. of Ohio and AUSA Holding Company (“AUSA”), both of which are indirect, wholly-owned subsidiaries of Aegon NV. AUSA is wholly-owned by Aegon USA, LLC (“Aegon USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Aegon USA is owned by Aegon US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

TFS is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS, and TCI. No interested trustee receives compensation from the Portfolio.

Investment advisory fees: The Portfolio pays management fees to TAM based on average daily net assets (“ANA”) at the following rates and breakpoints:

First $250 million	0.780%
Over $250 million up to $750 million	0.770%
Over $750 million up to $1.5 billion	0.760%
Over $1.5 billion	0.730%

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

Expense limit	Maximum Operating Expense Limit Effective Through
0.95%	May 1, 2014

TAM is entitled to reimbursement by the Portfolio of fees waived and/or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica PIMCO Tactical - Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 3. (continued)

During the period ended June 30, 2013, the amount recaptured was $14,767.

There were no amounts available for recapture by TAM as of June 30, 2013.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2014. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. The Portfolio pays TFS an annual fee of 0.025% of ANA. The Legal fees in the Statement of Operations are for fees paid to external legal counsel.

Transfer agent services: TFS provides transfer agency services under the Administrative Agreement and is compensated for such services under that agreement. For the period ended June 30, 2013 amounts paid to TFS by the Portfolio are included in Transfer Agent in the Statement of Operations and amounts payable to TFS as of June 30, 2013 are included in Transfer agent fees in the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), as elected by the Trustee.

NOTE 4. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2013 were as follows:

Purchases of securities:
Long-term	$5,325,552
U.S. Government	60,480,765
Proceeds from maturities and sales of securities:
Long-term	$801,143
U.S. Government	20,121,508

NOTE 5. DERIVATIVE FINANCIAL INSTRUMENTS

The Portfolio is subject to various risks in the normal course of pursuing its investment objective. The volume of forward foreign currency contracts held throughout the period averaged three contracts, with an overall increase from one to two contracts. The volume of written options/swaptions contracts held throughout the period averaged 15 contracts, with an overall increase from four to 19 contracts. The volume of purchased options/swaptions contracts, futures contracts and swap contracts held during the period averaged

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica PIMCO Tactical - Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 5. (continued)

two contracts each, beginning and ending the period with two contracts each. The tables below highlight the types of risks associated with the Portfolio and how the aforementioned derivative instruments are used to mitigate such risks:

Fair Values of Derivative Instruments in the Statement of Assets and Liabilities as of June 30, 2013:

Derivatives not accounted for as hedging instruments

Location	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Total
Asset Derivatives
Purchased options and swaptions, at value (A)(B)	$36,496	$—	$—	$2,395,902	$2,432,398
Premium paid on swap agreements (B)(C)	—	—	785,338	—	785,338
Unrealized appreciation on forward foreign currency contracts	—	1,615	—	—	1,615
Total	$36,496	$1,615	$785,338	$2,395,902	$3,219,351
Liability Derivatives
Written options and swaptions, at value (B)	$(250,837)	$—	$—	$—	$(250,837)
Unrealized depreciation on futures contracts (B)(D)	—	—	—	(1,320,490)	(1,320,490)
Unrealized depreciation on swap agreements (B)	—	—	(407,416)	(1,123,081)	(1,530,497)
Total	$(250,837)	$—	$(407,416)	$(2,443,571)	$(3,101,824)
(A)	Included within Investment securities, at value.
(B)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(C)	Premium on centrally cleared swap agreements as reported in the Schedule of Investments. Only cumulative variation margin is reported within the Statement of Assets and Liabilities.
(D)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Gross Amounts Not Offset in the Statement of Assets and Liabilities

Financial Assets and Derivative Assets, and Collateral Received as of June 30, 2013:

Counterparty	Gross Amounts of Assets Presented in Statement of Assets and Liabilities(E)	Value Eligible for Offset	Collateral Received(F)	Net Amount (not less than 0)
Bank of America, N.A.	$1,615	$(25)	$—	$1,590
BNP Paribas	36,496	(36,496)	—	—
Other Derivatives (G)	3,181,240	—	—	3,181,240
Total	$3,219,351	$(36,521)	$—	$3,182,830

Financial Liabilities and Derivative Liabilities, and Collateral Pledged as of June 30, 2013:

Counterparty	Gross Amounts of Liabilities Presented in Statement of Assets and Liabilities(E)	Value Eligible for Offset	Collateral Pledged(F)	Net Amount (not less than 0)
Bank of America, N.A.	$25	$(25)	$—	$—
Bank of America Securities LLC	10,694	—	—	10,694
BNP Paribas	1,171,014	(36,496)	(1,134,518)	—
Credit Suisse International	15,471	—	—	15,471
Other Derivatives (G)	1,736,390	—	—	1,736,390
Goldman Sachs & Co.	168,227	—	—	168,227
HSBC Bank USA	3	—	—	3
Total	$3,101,824	$(36,521)	$(1,134,518)	$1,930,785
(E)	Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
(F)	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.
(G)	Other Derivatives are not subject to a master netting arrangement or another similar arrangement.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica PIMCO Tactical - Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 5. (continued)

Effect of Derivative Instruments in the Statement of Operations for the period ended June 30, 2013:

Derivatives not accounted for as hedging instruments

Location	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Total
Net Realized Gain (Loss) on derivatives recognized in income
Net realized gain (loss) on purchased options and swaptions (H)	$—	$—	$—	$(933,573)	$(933,573)
Net realized gain (loss) on futures contracts	—	—	—	7,814,594	7,814,594
Net realized gain (loss) on written option and swaptions	5,824	—	—	—	5,824
Net realized gain (loss) on swap agreements	—	—	515,387	1,723,408	2,238,795
Net realized gain (loss) on forward foreign currency contracts (I)	—	(6,208)	—	—	(6,208)
Net change in Unrealized Appreciation (Depreciation) on derivatives recognized in income
Net change in unrealized appreciation (depreciation) on purchased options and swaptions (J)	11,385	—	—	(651,593)	(640,208)
Net change in unrealized appreciation (depreciation) on futures contracts	—	—	—	(1,529,612)	(1,529,612)
Net change in unrealized appreciation (depreciation) on written options and swaptions contracts	(153,225)	—	—	—	(153,225)
Net change in unrealized appreciation (depreciation) on swap agreements	—	—	(381,920)	(1,691,741)	(2,073,661)
Net change in unrealized appreciation (depreciation) on forward foreign currency transactions (K)	—	3,328	—	—	3,328
Total	$(1,069,589)	$(2,880)	$133,467	$5,665,056	$4,726,054

(H)	Included within Net realized gain (loss) on transactions from Investment securities.
(I)	Included within Net realized gain (loss) on transactions from Foreign currency transactions.
(J)	Included within Net change in unrealized appreciation (depreciation) on Investment securities.
(K)	Included within Net change in unrealized appreciation (depreciation) on Translation of assets and liabilities denominated in foreign currencies.

For non-exchange traded derivatives (swaps and forward foreign currency contracts), under standard derivatives agreements, the Portfolio may be required to post collateral on derivatives if the Portfolio is in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.

NOTE 6. FEDERAL INCOME TAX MATTERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Portfolio’s tax provisions taken or expected to be taken for all open tax years 2009 - 2012, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

NOTE 7. SUBSEQUENT EVENT

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica PIMCO Tactical - Balanced VP

INVESTMENT ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board”) held on June 12-13, 2013, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica PIMCO Tactical - Balanced VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”).

Following their review and consideration, the Trustees determined that the terms of the Investment Advisory Agreement are reasonable and that the renewal of the Investment Advisory Agreement is in the best interests of the Portfolio and its shareholders. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Investment Advisory Agreement through June 30, 2014. In reaching their decision, the Trustees requested and received from TAM such information as they deemed reasonably necessary to evaluate the Investment Advisory Agreement. The Trustees also considered information they had previously received from TAM as part of their regular oversight of the Portfolio, as well as comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Investment Advisory Agreement, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and/or their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; and TAM’s management oversight process.

The Board also considered the continuous and regular investment advisory and other services provided by TAM for the portion of the management fee it retains after payment of the sub-advisory fee to the Portfolio’s sub-adviser. The Board noted that the investment advisory services include the design and development of the Portfolio and its investment strategy, TAM’s selection, ongoing oversight and monitoring of the Sub-Adviser, TAM’s daily supervision of the Portfolio’s investments and recommendations to change the Portfolio’s investment strategy or sub-adviser where it believes appropriate or advisable. The Board also noted that TAM provides services to all Transamerica mutual funds, including the Portfolio, in the form of oversight of the services provided by the funds’ administrator, custodian and transfer agent and supervision of the performance of recordkeeping, shareholder relations, regulatory reporting and compliance functions of the funds.

Based on these considerations, the Board determined that TAM can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2012.

The Board noted that the performance of the Initial Class of the Portfolio was below the median for its peer universe for the past 1- and 3-year periods. The Board also noted that the performance of the Initial Class of the Portfolio was below its composite benchmark for the past 1- and 3-year periods. The Board also noted that the Portfolio’s performance was attributable to the Portfolio’s previous sub-adviser.

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be procured by TAM, the Board concluded that TAM is capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and that is competitive with other investment companies.

Management Fee and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of other investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by TAM.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica PIMCO Tactical - Balanced VP

INVESTMENT ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

The Board noted that the Portfolio’s contractual management fee was above the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Initial Class of the Portfolio were above the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management fee to be received by TAM under the Investment Advisory Agreement is reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any further economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from these economies of scale. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and whether the Portfolio has achieved economies of scale in the future.

Benefits to TAM or its Affiliates from their Relationships with the Portfolio

The Board considered any other benefits derived by TAM and its affiliates from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Portfolio’s sub-adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement is in the best interests of the Portfolio and its shareholders and voted to approve the renewal of the Investment Advisory Agreement.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica PIMCO Tactical - Conservative VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2013, and held for the entire period until June 30, 2013.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses(A)
Portfolio Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period(B)	Ending Account Value	Expenses Paid During Period(B)	Annualized Expense Ratio
Transamerica PIMCO Tactical - Conservative VP
Initial Class	$1,000.00	$1,018.60	$4.55	$1,020.01	$4.56	0.92%
Service Class	1,000.00	1,016.80	5.79	1,018.78	5.79	1.17

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (179 days), and divided by the number of days in the year (365 days).

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica PIMCO Tactical - Conservative VP

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2013

(the following chart summarizes the Schedule of Investments of the portfolio by asset type)

(unaudited)

Asset Type	% of Net Assets
U.S. Government Obligations	40.1%
U.S. Government Agency Obligations	19.5
Short-Term U.S. Government Obligations	16.6
Securities Lending Collateral	14.2
Corporate Debt Securities	11.2
Repurchase Agreements	5.8
Mortgage-Backed Securities	2.0
Foreign Government Obligations	1.6
Asset-Backed Securities	1.6
Municipal Government Obligations	1.3
Commercial Paper	1.2
Purchased Option	1.1
Certificates of Deposit	0.5
Purchased Swaption	0.1
Other Assets and Liabilities - Net(A)	(16.8)
Total	100.0%

(A)	The Other Assets and Liabilities - Net category may include, but is not limited to, Forward Foreign Currency Contracts, Futures Contracts, Swap Agreements, Written Options and Swaptions, and Cash Collateral.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica PIMCO Tactical - Conservative VP

SCHEDULE OF INVESTMENTS

At June 30, 2013

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 40.1%
U.S. Treasury Bond 2.75%, 08/15/2042 (A)	$ 4,600,000	$ 3,970,375
U.S. Treasury Note
0.25%, 01/31/2014 - 06/30/2014	9,300,000	9,306,230
0.63%, 08/31/2017	4,300,000	4,211,648
0.75%, 06/15/2014	200,000	201,055
1.00%, 01/15/2014 - 05/15/2014	2,400,000	2,415,562
1.00%, 08/31/2019 (B)	6,900,000	6,606,750
1.25%, 02/15/2014 - 04/15/2014	884,000	890,238
1.25%, 03/15/2014 (B)	216,000	217,671
1.63%, 08/15/2022	3,000,000	2,814,609
1.75%, 01/31/2014	100,000	100,945
1.88%, 02/28/2014 (B)	900,000	910,300
2.25%, 05/31/2014	1,400,000	1,426,250

Total U.S. Government Obligations (cost $33,956,051)		33,071,633

U.S. GOVERNMENT AGENCY OBLIGATIONS - 19.5%
Fannie Mae
0.88%, 10/26/2017	1,800,000	1,759,628
4.50%, 05/01/2041	349,664	370,750
Fannie Mae, TBA 4.50%	1,000,000	1,056,250
Financing Corp. Fico STRIPS Series 2011-75, Class FA Zero Coupon, 05/11/2018	600,000	551,778
Freddie Mac
1.25%, 10/02/2019 (D)	5,350,000	5,068,681
2.38%, 01/13/2022	7,500,000	7,288,327

Total U.S. Government Agency Obligations (cost $16,106,283)		16,095,414

FOREIGN GOVERNMENT OBLIGATIONS - 1.6%
Province of Ontario Canada 1.65%, 09/27/2019 (D)	1,200,000	1,146,360
Russian Federation 7.50%, 03/31/2030 - Reg S (E)	149,000	174,516

Total Foreign Government Obligations (cost $1,382,718)		1,320,876

MORTGAGE-BACKED SECURITIES - 2.0%
Banc of America Commercial Mortgage Trust Series 2006-6, Class A2 5.31%, 10/10/2045	66,513	66,965
Banc of America Merrill Lynch Commercial Mortgage, Inc. Series 2004-2, Class A5 4.58%, 11/10/2038	80,000	81,470
Banc of America Mortgage Trust Series 2004-D, Class 2A2 2.87%, 05/25/2034 (F)	67,276	65,020
Bear Stearns Alt-A Trust Series 2005-5, Class 1A1 0.63%, 07/25/2035 (F)	61,439	60,032
CD Commercial Mortgage Trust Series 2005-CD1, Class ASB 5.39%, 07/15/2044 (F)	48,955	49,527

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Trust
Series 2005-GG5, Class A42
5.25%, 04/10/2037 (F)	$ 100,000	$ 101,609
Series 2007-GG9, Class A2
5.38%, 03/10/2039	140,230	144,428
Countrywide Home Loan Mortgage Pass-Through Trust Series 2004-J3, Class A7 5.50%, 05/25/2034	412,640	423,495
DBRR Trust
Series 2012-EZ1, Class A
0.95%, 09/25/2045 - 144A	296,330	296,912
Series 2013-EZ2, Class A
0.85%, 02/25/2045 - 144A (F)	98,210	98,176
GS Mortgage Securities Corp. II Series 2007-EOP, Class A1 1.10%, 03/06/2020 - 144A (F)	33,573	33,652
Morgan Stanley Bank of America Merrill Lynch Trust, IO Series 2013-C8, Class XA 1.66%, 12/15/2048 (F) (G)	2,289,612	176,435
Mortgage Loan Trust Series 2004-3, Class 1A7 3.75%, 03/25/2034 (F)	60,021	59,781

Total Mortgage-Backed Securities (cost $1,667,209)		1,657,502

ASSET-BACKED SECURITIES - 1.6%
American Express Credit Account Master Trust Series 2012-5, Class A 0.59%, 05/15/2018	100,000	99,518
Bear Stearns Asset Backed Securities Trust Series 2005-SD1, Class 2M2 1.39%, 01/25/2045 (F)	346,384	254,660
BlueMountain CLO, Ltd. Series 2005-1A, Class A1F 0.51%, 11/15/2017 - 144A (F)	110,265	109,795
First Frankin Mortgage Loan Trust Series 2005-FF2, Class M4 0.78%, 03/25/2035 (F)	300,000	250,392
Northstar Education Finance, Inc. Series 2012-1, Class A 0.89%, 12/26/2031 - 144A (F)	91,812	90,967
SLC Private Student Loan Trust Series 2006-A, Class A5 0.45%, 07/15/2036 (F)	100,000	96,645
SLM Private Credit Student Loan Trust Series 2006-B, Class A4 0.45%, 03/15/2024 (F)	100,000	95,409
SLM Student Loan Trust
Series 2004-10, Class A5A
0.68%, 04/25/2023 - 144A (F)	100,000	99,680
Series 2012-E, Class A1
0.94%, 10/16/2023 - 144A (F)	32,612	32,636
Tara Hill BV Series 1X, Class I 0.90%, 01/24/2019 - Reg S (F)	EUR 62,530	81,305

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica PIMCO Tactical - Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Utah State Board of Regents Series 2012-1, Class A 0.94%, 12/26/2031 (F)	$ 90,285	$ 92,351

Total Asset-Backed Securities (cost $1,325,630)		1,303,358

MUNICIPAL GOVERNMENT OBLIGATIONS - 1.3%
Bay Area Toll Authority 6.92%, 04/01/2040	200,000	250,040
Los Angeles Community College District 6.60%, 08/01/2042	200,000	251,598
Port Authority of New York & New Jersey 4.46%, 10/01/2062	200,000	181,342
State of California - Build America Bonds 7.35%, 11/01/2039	300,000	391,926

Total Municipal Government Obligations (cost $1,175,290)		1,074,906

CORPORATE DEBT SECURITIES - 11.2%
Air Freight & Logistics - 0.1%
United Parcel Service, Inc. 2.45%, 10/01/2022 (D)	100,000	94,281
Airlines - 0.1%
Continental Airlines Pass-Through Trust
4.00%, 10/29/2024 (D)	50,000	49,875
5.50%, 10/29/2020	50,000	51,625
Biotechnology - 0.5%
Amgen, Inc. 4.10%, 06/15/2021	400,000	419,438
Capital Markets - 0.8%
Goldman Sachs Group, Inc.
0.72%, 03/22/2016 (F)	150,000	147,802
6.15%, 04/01/2018	240,000	270,441
Morgan Stanley, Series GMTN 6.63%, 04/01/2018	200,000	226,691
Commercial Banks - 2.1%
Bank of Montreal, Series MTN 2.55%, 11/06/2022	200,000	185,600
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 4.50%, 01/11/2021 (D)	200,000	210,982
HSBC Holdings PLC 5.10%, 04/05/2021	240,000	263,678
JPMorgan Chase Bank NA 6.00%, 10/01/2017	340,000	387,291
Sberbank of Russia Via SB Capital SA 5.18%, 06/28/2019 - Reg S	400,000	408,000
UBS AG 5.75%, 04/25/2018 (D)	100,000	115,562
Westpac Banking Corp. 1.03%, 09/25/2015 (D) (F)	150,000	151,626
Commercial Services & Supplies - 0.3%
ADT Corp. 4.13%, 06/15/2023 (D)	40,000	37,676
Eaton Corp. 2.75%, 11/02/2022 - 144A (G)	250,000	233,880
Consumer Finance - 0.3%
Caterpillar Financial Services Corp., Series MTN 1.65%, 04/01/2014 (D)	75,000	75,706

	Principal	Value
Consumer Finance (continued)
PACCAR Financial Corp., Series MTN 0.55%, 02/08/2016 (F)	$ 70,000	$ 70,272
Toyota Motor Credit Corp. 0.56%, 05/17/2016 (F)	100,000	99,829
Diversified Financial Services - 1.7%
American Honda Finance Corp.
0.49%, 11/03/2014 - 144A (F)	300,000	300,284
0.73%, 05/08/2014 - 144A (F)	75,000	75,230
Ford Motor Credit Co., LLC 4.25%, 09/20/2022 (D)	200,000	196,573
General Electric Capital Corp. 0.88%, 12/11/2015 (F)	60,000	60,411
Helios Leasing I LLC 1.56%, 09/28/2024	188,624	179,628
JPMorgan Chase & Co. 3.25%, 09/23/2022 (D)	200,000	189,880
Merrill Lynch & Co., Inc., Series MTN 6.88%, 04/25/2018	200,000	230,185
Tagua Leasing LLC 1.58%, 11/16/2024	192,454	183,375
Diversified Telecommunication Services - 0.1%
AT&T, Inc. 0.66%, 02/12/2016 (F)	100,000	99,448
Electric Utilities - 0.5%
Entergy Louisiana LLC 3.30%, 12/01/2022	100,000	96,779
FirstEnergy Corp. 2.75%, 03/15/2018	100,000	97,354
Niagara Mohawk Power Corp. 4.12%, 11/28/2042 - 144A (G)	200,000	179,028
Electrical Equipment - 0.2%
Schneider Electric SA 2.95%, 09/27/2022 - 144A	150,000	142,641
Hotels, Restaurants & Leisure - 0.1%
Carnival Corp. 1.20%, 02/05/2016	100,000	99,280
Industrial Conglomerates - 0.2%
General Electric Co. 2.70%, 10/09/2022	140,000	132,495
Insurance - 0.4%
QBE Insurance Group, Ltd. 2.40%, 05/01/2018 - 144A (D)	300,000	294,103
Internet & Catalog Retail - 0.2%
Amazon.com, Inc. 2.50%, 11/29/2022	200,000	181,552
Media - 0.1%
British Sky Broadcasting Group PLC 3.13%, 11/26/2022 - 144A	80,000	74,809
Metals & Mining - 0.1%
BHP Billiton Finance USA, Ltd. 5.50%, 04/01/2014	75,000	77,830
Multi-Utilities - 0.2%
Sempra Energy 2.88%, 10/01/2022 (D)	150,000	140,176
Oil, Gas & Consumable Fuels - 1.5%
BP Capital Markets PLC 5.25%, 11/07/2013	75,000	76,248

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica PIMCO Tactical - Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

	Principal	Value
Oil, Gas & Consumable Fuels (continued)
Dolphin Energy, Ltd. 5.50%, 12/15/2021 - Reg S	$ 400,000	$ 432,000
Petroleos Mexicanos 6.00%, 03/05/2020 (D)	200,000	220,000
Statoil ASA 2.45%, 01/17/2023 (D)	250,000	231,595
TNK-BP Finance SA, Series EMTN 7.88%, 03/13/2018 - Reg S	200,000	227,500
Western Gas Partners, LP 4.00%, 07/01/2022	85,000	82,509
Pharmaceuticals - 0.6%
AbbVie, Inc.
1.03%, 11/06/2015 - 144A (F)	100,000	100,956
2.90%, 11/06/2022 - 144A (G)	350,000	327,299
Eli Lilly & Co. 4.20%, 03/06/2014	75,000	76,887
Road & Rail - 0.4%
Burlington Northern Santa Fe LLC 3.00%, 03/15/2023	200,000	190,586
Canadian National Railway Co. 2.25%, 11/15/2022	100,000	92,838
Software - 0.2%
Microsoft Corp. 2.13%, 11/15/2022 (D)	200,000	182,131
Tobacco - 0.1%
Philip Morris International, Inc. 6.88%, 03/17/2014	75,000	78,389
Transportation Infrastructure - 0.2%
Sydney Airport Finance Co. Pty, Ltd. 3.90%, 03/22/2023 - 144A	200,000	188,692
Wireless Telecommunication Services - 0.2%
VimpelCom Holdings BV 5.20%, 02/13/2019 - 144A (D)	200,000	195,000

Total Corporate Debt Securities (cost $9,613,070)		9,233,946

CERTIFICATE OF DEPOSIT - 0.5%
Commercial Banks - 0.5%
Dexia Credit Local 1.40%, 09/20/2013	400,000	400,000

Total Certificate of Deposit (cost $400,000)		400,000

COMMERCIAL PAPER - 1.2%
Commercial Banks - 0.9%
Santander Commercial Paper SA Unipersonal 3.10%, 10/01/2013 - 144A (H)	400,000	396,762
Standard Chartered Bank 0.95%, 09/26/2013 - 144A (H)	375,000	374,120
Diversified Financial Services - 0.3%
Ford Motor Credit Co. 1.00%, 11/05/2013 (H)	200,000	199,283

Total Commercial Paper (cost $970,165)		970,165

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 16.6%
Freddie Mac
0.05%, 07/29/2013 (H)	400,000	399,983
0.11%, 01/23/2014 (H)	700,000	699,555
0.16%, 01/15/2014 - 02/11/2014 (H)	500,000	499,522

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury Bill
0.09%, 02/06/2014 (H)	$ 3,800,000	$ 3,798,067
0.12%, 05/29/2014 (C) (D) (H)	8,000,000	7,989,994
0.15%, 06/26/2014 (H)	300,000	299,578

Total Short-Term U.S. Government Obligations (cost $13,686,699)		13,686,699

	Contracts	Value
PURCHASED OPTION - 1.1%
Put Option - 1.1%
S&P 500 Index Index Value $1,325.00 Expires 06/21/2014	217	897,946

Total Purchased Option (cost $1,131,575)		897,946

	Notional Amount	Value
PURCHASED SWAPTION - 0.1%
Put Option - 0.1%
OTC- If exercised the Series receives floating 3 month LIBOR, and pays 3.45%, European Style (G) Expires 09/21/2015 Counterparty: BNP	$ 300,000	36,496

Total Purchased Swaption (cost $23,689)		36,496

	Shares	Value
SECURITIES LENDING COLLATERAL - 14.2%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.18% (H)	11,721,200	11,721,200

Total Securities Lending Collateral (cost $11,721,200)		11,721,200

	Principal	Value
REPURCHASE AGREEMENTS - 5.8%
BNP Paribas 0.20% (H), dated 06/28/2013, to be repurchased at $2,800,046 on 07/01/2013. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 05/01/2043, and with a value of $2,894,646.	$ 2,800,000	2,800,000
State Street Bank & Trust Co. 0.03% (H), dated 06/28/2013, to be repurchased at $1,966,096 on 07/01/2013. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 07/25/2037, and with a value of $2,006,646.	1,966,091	1,966,091

Total Repurchase Agreements (cost $4,766,091)		4,766,091

Total Investment Securities (cost $97,925,670) (I)		96,236,232
Other Assets and Liabilities - Net		(13,836,433)

Net Assets		$ 82,399,799

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica PIMCO Tactical - Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

	Contracts	Value
WRITTEN OPTIONS - (0.0%) (J)
Call Option - (0.0%) (J)
10-Year U.S. Treasury Note Future Exercise Price $ 133.00 Expires 08/23/2013	2	$ (62)

	Contracts	Value
Put Option - (0.0%) (J)
10-Year U.S. Treasury Note Future Exercise Price $ 129.00 Expires 08/23/2013	2	$ (5,594)

Total Written Options (premiums $(1,734))		$ (5,656)

WRITTEN SWAPTIONS:
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums Paid (Received)	Value
Call- OTC 10-Year Interest Rate Swap	GSC	3-Month USD LIBOR BBA	Receive	1.80%	07/29/2013	$ 350,000	$ (1,346)	$ (1)
Call- OTC 10-Year Interest Rate Swap	BOA	3-Month USD LIBOR BBA	Receive	1.80	07/29/2013	200,000	(700)	0
Call- OTC 2-Year Interest Rate Swap	CSFB	6-Month EUR EURIBOR Reuters	Receive	0.40	09/11/2013	EUR 1,460,000	(1,533)	(464)
Call- OTC 5-Year Interest Rate Swap	BOA	3-Month USD LIBOR BBA	Receive	0.75	09/03/2013	$ 200,000	(140)	(1)
Call- OTC 5-Year Interest Rate Swap	GSC	3-Month USD LIBOR BBA	Receive	1.05	09/03/2013	5,000,000	(7,000)	(1,392)
Call- OTC 5-Year Interest Rate Swap	CSFB	6-Month EUR EURIBOR Reuters	Receive	0.75	09/11/2013	EUR 525,000	(1,309)	(156)
Put- OTC 10-Year Interest Rate Swap	GSC	3-Month USD LIBOR BBA	Pay	2.65	07/29/2013	$ 350,000	(2,540)	(5,047)
Put- OTC 10-Year Interest Rate Swap	BOA	3-Month USD LIBOR BBA	Pay	2.65	07/29/2013	200,000	(1,390)	(2,884)
Put- OTC 2-Year Interest Rate Swap	CSFB	6-Month EUR EURIBOR Reuters	Pay	0.70	09/11/2013	EUR 1,460,000	(2,012)	(4,308)
Put- OTC 2-Year Interest Rate Swap	CSFB	6-Month EUR EURIBOR Reuters	Pay	1.15	07/24/2013	400,000	(817)	(25)
Put- OTC 2-Year Interest Rate Swap	HSBC	6-Month EUR EURIBOR Reuters	Pay	1.15	07/24/2013	50,000	(88)	(3)
Put- OTC 2-Year Interest Rate Swap	BOA	6-Month EUR EURIBOR Reuters	Pay	1.15	07/24/2013	200,000	(407)	(13)
Put- OTC 5-Year Interest Rate Swap	BOA	3-Month USD LIBOR BBA	Pay	1.25	09/03/2013	$ 200,000	(500)	(4,244)
Put- OTC 5-Year Interest Rate Swap	GSC	3-Month USD LIBOR BBA	Pay	1.45	09/03/2013	5,000,000	(21,500)	(70,582)
Put- OTC 5-Year Interest Rate Swap	GSC	3-Month USD LIBOR BBA	Pay	1.50	10/28/2013	1,400,000	(3,885)	(25,060)
Put- OTC 5-Year Interest Rate Swap	BNP	3-Month USD LIBOR BBA	Pay	2.50	09/21/2015	1,260,000	(22,578)	(47,933)
Put- OTC 5-Year Interest Rate Swap	CSFB	6-Month EUR EURIBOR Reuters	Pay	1.25	09/11/2013	EUR 525,000	(1,861)	(6,536)

							$ (69,606)	$ (168,649)

CENTRALLY CLEARED SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION: (K)
Reference Obligation	Fixed Deal Pay Rate	Expiration Date		Currency Code	Notional Amount (L)	Market Value (M)	Premiums Paid	Net Unrealized Appreciation (Depreciation)
North American Investment Grade Index - Series 18	1.00%	06/20/2018	BOA	USD	30,700,000	$190,112	$463,336	$(273,224)

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica PIMCO Tactical - Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

OVER THE COUNTER SWAP AGREEMENTS: (O)

TOTAL RETURN SWAP AGREEMENTS - PAYABLE: (N)
Reference Entity	Floating Rate	Termination Date	Counterparty	Notional Amount	Market Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
iShares MSCI EAFE Index Fund	USD-3M-LIBOR BBA	08/15/2013	BNP	$71,852	$(293,725)	$0	$(293,725)

FUTURES CONTRACTS: (P)
Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation)
Russell 2000 Mini Index	Long	43	09/20/2013	$(13,638)
S&P 500 E-Mini Index	Long	360	09/20/2013	(481,717)

				$(495,355)

FORWARD FOREIGN CURRENCY CONTRACTS:
Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
EUR	BOA	(1,000)	09/17/2013	$(1,321)	$19
EUR	BOA	(62,000)	09/17/2013	(81,881)	1,151

					$1,170

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security has been segregated by the custodian with the broker as collateral for centrally cleared swaps. Total value of securities segregated as collateral to cover centrally cleared swaps is $727,593.
(B)	All or a portion of this security has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts. Total value of securities segregated as collateral to cover margin requirements for open futures contracts is $1,302,772.
(C)	All or a portion of this security has been segregated by the custodian with the broker as collateral for open swap, swaptions and/or forward foreign currency contracts. Total value of securities segregated for open swap, swaptions and/or forward foreign currency contracts is $350,579.
(D)	All or a portion of this security is on loan. The value of all securities on loan is $11,478,553. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(E)	Step bond - Coupon rate changes in increments to maturity. Rate disclosed is as of June 30, 2013. Maturity date disclosed is the ultimate maturity date.
(F)	Floating or variable rate note. Rate is listed as of June 30, 2013.
(G)	Illiquid. Total aggregate market value of illiquid securities is $953,138, or 1.16% of the portfolio’s net assets.
(H)	Rate shown reflects the yield at June 30, 2013.
(I)	Aggregate cost for federal income tax purposes is $97,925,670. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $116,703 and $1,806,141, respectively. Net unrealized depreciation for tax purposes is $1,689,438.
(J)	Percentage rounds to less than 0.1%.
(K)	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(L)	The maximum potential amount the portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(M)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(N)	At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference index less a financing rate, if any. As a receiver, the portfolio would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the portfolio would owe payments on any net positive total return, and would receive payment in the event of a negative total return.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica PIMCO Tactical - Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

(O)	Cash in the amount of $43,000 has been segregated by the custodian with the broker as collateral for open swap, swaptions and/or forward foreign currency contracts.
(P)	Cash in the amount of $205,000 has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts.

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013, these securities aggregated $3,644,622, or 4.42% of the portfolio’s net assets.
BBA	British Bankers’ Association
BNP	BNP Paribas
BOA	Bank of America
CLO	Collateralized Loan Obligation
CSFB	Credit Suisse First Boston
EMTN	European Medium Term Note
EURIBOR	Euro InterBank Offered Rate
GMTN	Global Medium Term Note
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
IO	Interest Only
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
OTC	Over the Counter
Reg S	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

CURRENCY ABBREVIATIONS:

EUR	Euro
USD	United States Dollar

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica PIMCO Tactical - Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

VALUATION SUMMARY: (Q)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2013
ASSETS
Investment Securities
U.S. Government Obligations	$—	$33,071,633	$—	$33,071,633
U.S. Government Agency Obligations	—	16,095,414	—	16,095,414
Foreign Government Obligations	—	1,320,876	—	1,320,876
Mortgage-Backed Securities	—	1,657,502	—	1,657,502
Asset-Backed Securities	—	1,303,358	—	1,303,358
Municipal Government Obligations	—	1,074,906	—	1,074,906
Corporate Debt Securities	—	9,233,946	—	9,233,946
Certificate of Deposit	—	400,000	—	400,000
Commercial Paper	—	970,165	—	970,165
Short-Term U.S. Government Obligations	—	13,686,699	—	13,686,699
Purchased Option	897,946	—	—	897,946
Purchased Swaption	—	36,496	—	36,496
Securities Lending Collateral	11,721,200	—	—	11,721,200
Repurchase Agreements	—	4,766,091	—	4,766,091
Total Investment Securities	$12,619,146	$83,617,086	$—	$96,236,232

Derivative Financial Instruments
Forward Foreign Currency Contracts (R)	$—	$1,170	$—	$1,170
Total Derivative Financial Instruments	$—	$1,170	$—	$1,170

Other Assets (S)
Cash	$10,360	$—	$—	$10,360
Cash on Deposit with Broker	248,000	—	—	248,000
Foreign Currency	8,382	—	—	8,382
Total Other Assets	$266,742	$—	$—	$266,742

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2013
LIABILITIES
Derivative Financial Instruments
Credit Default Swap Agreements (R)	$(273,224)	$—	$—	$(273,224)
Futures Contracts (R)	(495,355)	—	—	(495,355)
Total Return Swap Agreements (R)	—	(293,725)	—	(293,725)
Written Options	(5,656)	—	—	(5,656)
Written Swaptions	—	(168,649)	—	(168,649)
Total Derivative Financial Instruments	$(774,235)	$(462,374)	$—	$(1,236,609)

Other Liabilities (S)
Cash Collateral due to Broker	$—	$(212,420)	$—	$(212,420)
Collateral for Securities on Loan	—	(11,721,200)	—	(11,721,200)
Total Other Liabilities	$—	$(11,933,620)	$—	$(11,933,620)

(Q)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended June 30, 2013. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
(R)	Derivative financial instruments valued at unrealized appreciation (depreciation) on the instrument.
(S)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica PIMCO Tactical - Conservative VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2013

(unaudited)

Assets:
Investment securities, at value (cost: $93,159,579) (including securities loaned of $11,478,553)	$91,470,141
Repurchase agreement, at value (cost: $4,766,091)	4,766,091
Cash on deposit with broker	248,000
Cash	10,360
Foreign currency, at value (cost: $8,595)	8,382
Unrealized appreciation on forward foreign currency contracts	1,170
Receivables:
Shares sold	122,753
Investment securities sold	1,069,354
Interest	325,995
Securities lending income (net)	1,923
Variation margin	52,050
Prepaid expenses	497

Total assets	98,076,716

Liabilities:
Cash collateral due to broker	212,420
Accounts payable and accrued liabilities:
Shares redeemed	27,815
Investment securities purchased	3,172,288
Administration fees	1,534
Management and advisory fees	41,869
Distribution and service fees	13,489
Transfer agent fees	10
Trustees fees	25
Audit and tax fees	6,636
Custody	528
Legal	1,097
Printing and shareholder reports fees	9,976
Collateral for securities on loan	11,721,200
Written options and swaptions, at value (premium: $71,340)	174,305
Unrealized depreciation on swap agreements	293,725

Total liabilities	15,676,917

Net assets	$82,399,799

Net assets consist of:
Capital stock ($0.01 par value)	$79,850
Additional paid-in capital	85,374,263
Undistributed (accumulated) net investment income (loss)	442,236
Undistributed (accumulated) net realized gain (loss) from investment securities, futures, written option and swaption contracts, swap agreements and foreign currency translations contracts	(642,797)
Net unrealized appreciation (depreciation) on:
Investment securities	(1,689,438)
Futures contracts	(495,355)
Options written	(102,965)
Swap contracts	(566,949)
Translation of assets and liabilities denominated in foreign currencies	954

Net assets	$82,399,799

Net assets by class:
Initial Class	$9,528,150
Service Class	72,871,649

Shares outstanding:
Initial Class	918,115
Service Class	7,066,871

Net asset value and offering price per share:
Initial Class	$10.38
Service Class	10.31

STATEMENT OF OPERATIONS

For the period ended June 30, 2013

(unaudited)

Investment Income:
Interest income	$433,335
Securities lending income (net)	4,061

Total investment income	437,396

Expenses:
Management and advisory	254,742
Distribution and service:
Service Class	71,488
Transfer agent	255
Printing and shareholder reports	15,641
Custody	35,669
Administration	8,379
Legal	1,196
Audit and tax	5,842
Trustees	1,228
Other	842

Total expenses	395,282

Expenses (waived/reimbursed) recaptured	(15,422)

Net expenses	379,860

Net investment income (loss)	57,536

Net realized gain (loss) on transactions from:
Investment securities	(975,069)
Futures contracts	3,926,500
Written option and swaption contracts	5,278
Swap agreements	997,764
Foreign currency transactions	(4,704)

Total realized gain (loss)	3,949,769

Net change in unrealized appreciation (depreciation) on:
Investment securities	(1,929,393)
Futures contracts	(678,956)
Written option and swaption contracts	(104,472)
Swap agreements	(747,791)
Translation of assets and liabilities denominated in foreign currencies	2,159
TBA short commitments	120

Net change in unrealized appreciation (depreciation)	(3,458,333)

Net realized and change in unrealized gain (loss)	491,436

Net increase (decrease) in net assets resulting from operations	$548,972

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica PIMCO Tactical - Conservative VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2013 (unaudited)	December 31, 2012
From operations:
Net investment income (loss)	$57,536	$277,581
Net realized gain (loss) from investment securities, futures, written option and swaption contracts, swap agreements and foreign currency translations contracts	3,949,769	380,706
Net change in unrealized appreciation (depreciation) on investment securities, futures, written option and swaption contracts, swap agreements and foreign currency translations contracts	(3,458,333)	177,097
Net increase (decrease) in net assets resulting from operations	548,972	835,384

Distributions to shareholders:
From net investment income:
Initial Class	—	(148,735)
Service Class	—	(440,883)
Total distributions to shareholders	—	(589,618)

Capital share transactions:
Proceeds from shares sold:
Initial Class	406,931	1,960,538
Service Class	32,114,996	19,949,202
	32,521,927	21,909,740
Dividends and distributions reinvested:
Initial Class	—	148,735
Service Class	—	440,883
	—	589,618
Cost of shares redeemed:
Initial Class	(1,056,874)	(1,668,015)
Service Class	(5,617,673)	(14,384,239)
	(6,674,547)	(16,052,254)
Net increase (decrease) in net assets resulting from capital shares transactions	25,847,380	6,447,104
Net increase (decrease) in net assets	26,396,352	6,692,870

Net assets:
Beginning of period/year	56,003,447	49,310,577
End of period/year	$82,399,799	$56,003,447
Undistributed (accumulated) net investment income (loss)	$442,236	$384,700

Share activity:
Shares issued:
Initial Class	38,795	191,011
Service Class	3,066,038	1,968,142
	3,104,833	2,159,153
Shares issued-reinvested from dividends and distributions:
Initial Class	—	14,712
Service Class	—	43,825
	—	58,537
Shares redeemed:
Initial Class	(99,845)	(162,882)
Service Class	(538,556)	(1,407,337)
	(638,401)	(1,570,219)

Net increase (decrease) in shares outstanding:
Initial Class	(61,050)	42,841
Service Class	2,527,482	604,630
	2,466,432	647,471

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica PIMCO Tactical - Conservative VP

FINANCIAL HIGHLIGHTS

For the period or years ended:

For a share outstanding throughout each period/year
	Initial Class
	June 30, 2013 (unaudited)		December 31, 2012		December 31, 2011		December 31, 2010		December 31, 2009(A)
Net asset value
Beginning of period/year	$10.19		$10.17		$11.11		$11.43		$10.00
Investment operations
Net investment income (loss)(B)	0.02		0.08	(C)	0.16	(C)	0.21	(C)	0.48	(C)
Net realized and unrealized gain (loss)	0.17		0.09		(0.95)		(0.43)		0.95
Total investment operations	0.19		0.17		(0.79)		(0.22)		1.43
Distributions
Net investment income	—		(0.15)		(0.15)		(0.06)		—
Net realized gains	—		—		—		(0.04)		—
Total distributions	—		(0.15)		(0.15)		(0.10)		—
Net asset value
End of period/year	$10.38		$10.19		$10.17		$11.11		$11.43
Total return(D)	1.86	%(E)	1.70%		(7.15)%		(1.85)%		14.30	%(E)
Net assets end of period/year (000’s)	$9,528		$9,979		$9,521		$9,743		$6,712
Ratio and supplemental data
Expenses to average net assets
After (waiver/reimbursement) recapture	0.92	%(F)	0.98	%(G)	1.00	%(G)	1.00	%(G)	1.00	%(F)(G)
Before (waiver/reimbursement) recapture	0.97	%(F)	1.02	%(G)	1.00	%(G)	1.06	%(G)	1.88	%(F)(G)
Net investment income (loss) to average net assets	0.39	%(F)	0.76%		1.49%		1.94%		6.73	%(F)
Portfolio turnover rate	42	%(E)(I)	1,003	%(H)	1,059	%(H)	1,006	%(H)	56	%(E)(H)

(A)	Commenced operations on May 1, 2009.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the portfolio invests.
(D)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(E)	Not annualized.
(F)	Annualized.
(G)	Does not include expenses of the underlying investment companies in which the portfolio invests.
(H)	Does not include the portfolio activity of the underlying affiliated portfolios.
(I)	Decrease in portfolio turnover rate was triggered by a change in the portfolio’s sub-adviser.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

For a share outstanding throughout each period/year
	Service Class
	June 30, 2013 (unaudited)		December 31, 2012		December 31, 2011		December 31, 2010		December 31, 2009(A)
Net asset value
Beginning of period/year	$10.14		$10.11		$11.07		$11.42		$10.00
Investment operations
Net investment income (loss)(B)	0.01		0.05	(C)	0.14	(C)	0.18	(C)	0.58	(C)
Net realized and unrealized gain (loss)	0.16		0.10		(0.96)		(0.43)		0.84
Total investment operations	0.17		0.15		(0.82)		(0.25)		1.42
Distributions
Net investment income	—		(0.12)		(0.14)		(0.06)		—
Net realized gains	—		—		—		(0.04)		—
Total distributions	—		(0.12)		(0.14)		(0.10)		—
Net asset value
End of period/year	$10.31		$10.14		$10.11		$11.07		$11.42
Total return(D)	1.68	%(E)	1.53%		(7.46)%		(2.12)%		14.20	%(E)
Net assets end of period/year (000’s)	$72,872		$46,024		$39,790		$34,640		$2,285
Ratio and supplemental data
Expenses to average net assets
After (waiver/reimbursement) recapture	1.17	%(F)	1.23	%(G)	1.25	%(G)	1.25	%(G)	1.25	%(F)(G)
Before (waiver/reimbursement) recapture	1.22	%(F)	1.27	%(G)	1.25	%(G)	1.31	%(G)	2.13	%(F)(G)
Net investment income (loss) to average net assets	0.13	%(F)	0.52%		1.25%		1.71%		8.02	%(F)
Portfolio turnover rate	42	%(E)(I)	1,003	%(H)	1,059	%(H)	1,006	%(H)	56	%(E)(H)

(A)	Commenced operations on May 1, 2009.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the portfolio invests.
(D)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(E)	Not annualized.
(F)	Annualized.
(G)	Does not include expenses of the underlying investment companies in which the portfolio invests.
(H)	Does not include the portfolio activity of the underlying affiliated portfolios.
(I)	Decrease in portfolio turnover rate was triggered by a change in the portfolio’s sub-adviser.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica PIMCO Tactical - Conservative VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2013

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica PIMCO Tactical - Conservative VP (the “Portfolio”) is a series of TST.

The Portfolio currently offers two classes of shares: Initial Class and Service Class.

Transamerica Asset Management, Inc. (“TAM”) provides continuous and regular investment advisory services to the Portfolio. TAM acts as a manager of managers, providing advisory services that include, without limitation, the design and development of each Portfolio and its investment strategy and the ongoing review and evaluation of that investment strategy including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for each Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending and implementing fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolios’ investments; regular review of sub-adviser performance and holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation of portfolio holdings; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolios’ Board of Trustees; oversight of preparation of prospectuses, shareholder reports and other disclosure materials and filings; and oversight of other service providers to the Portfolios, such as the custodian, the transfer agent, the administrator, the distributor, the Portfolios’ independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations for the Portfolios; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment advisory services. Where TAM employs sub-advisers, the sub-advisers carry out and effectuate the investment strategy designed for the Portfolios by TAM and are responsible, subject to TAM’s and the Board of Trustees oversight, for the day-to-day management of the Portfolios and for making decisions to buy, hold or sell a particular security.

Transamerica Fund Services, Inc. (“TFS”) provides supervisory and administrative services to each Portfolio. TFS’s supervisory and administrative services include performing certain administrative services for the Portfolios and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided for the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TFS has outsourced the provision of certain services as described below; to the extent agreed upon by TFS and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of net asset values; shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; recommending and implementing fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and its dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; preparation of agendas and supporting documents for and minutes of meetings of Trustees and committees of Trustees; and preparation of regular communications with the Trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TFS to perform supervisory and administrative services to the Portfolio. State Street performs back office services to support TFS, including furnishing financial and performance information about the Portfolios for inclusion in regulatory filings and Trustee and shareholder reports; preparing drafts of regulatory filings, Trustee materials, tax returns, expenses and budgeting; tax compliance testing; and maintaining books and records. TFS pays all expenses it incurs in connection with providing these services in the Amended and Restated Services Agreement with the exception of the costs of certain services specifically assumed by the Portfolios, as numerated within the Statement of Operations.

This report should be read in conjunction with the Portfolio’s current prospectus, which contains additional information about the Portfolio, including investment objectives and strategies.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica PIMCO Tactical - Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 1. (continued)

Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of securities exposes the Portfolio to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrowed.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio (“Navigator”), a money market mutual fund registered under the 1940 Act. The Transamerica Asset Management family of mutual funds is a significant shareholder of the Navigator as of June 30, 2013. No individual portfolio has a significant holding in the Navigator.

By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees.

Such income is reflected separately in the Statement of Operations. Income from loaned securities in the Statement of Operations is net of fees and rebates earned by the lending agent for its services. The value of loaned securities and related collateral outstanding at June 30, 2013 are shown in the Statement of Investments and the Statement of Assets and Liabilities.

Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

The open repurchase agreements and related collateral at June 30, 2013 are listed in the Schedule of Investments.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rates in effect when the investment was acquired. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country, or region.

Foreign taxes: The Portfolio may be subjected to taxes imposed by the countries in which they invest, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Forward foreign currency contracts: The Portfolio is subject to foreign currency exchange rate risk exposure in the normal course of pursuing its investment objectives. The Portfolio enters into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Forward foreign currency contracts are marked to market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are settled, a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts.

Open forward foreign currency contracts at June 30, 2013 are listed in the Schedule of Investments.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica PIMCO Tactical - Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 1. (continued)

Option contracts: The Portfolio is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Portfolio enters into option contracts to manage exposure to various market fluctuations. The Portfolio purchases or writes put and call options on U.S. securities, indices, futures, swaps (“swaptions”), commodities, and currency transactions. Options are valued at the average of the bid and ask (“Mean Quote”) established each day at the close of the board of trade or exchange on which they are traded. Options are marked-to-market daily to reflect the current value of the option. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts, the possibility of an illiquid market, and an inability of the counterparty to meet the contract terms.

Purchased options: Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Portfolio pays premiums, which are included in the Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid from options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying U.S. security, index, futures, swaption, commodity, or currency transaction to determine the realized gain or loss.

Written options: Writing call options tends to decrease exposure to the underlying instrument. Writing put options tends to increase exposure to the underlying instrument. When the Portfolio writes a covered call or put option, the premium received is recorded as a liability in the Statement of Assets and Liabilities and is subsequently marked-to-market to reflect the current market value of the option written. Premiums received from written options which expire unexercised are treated as realized gains. Premiums received from writing options/swaptions which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying U.S. security, index, futures, swaption, commodity, or currency transaction to determine the realized gain or loss. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolio could result in selling or buying a security or currency at a price different from the current market value.

The underlying face amounts of open option and swaption contracts at June 30, 2013, are listed in the Schedule of Investments.

Transactions in written options were as follows:

	Premiums	Contracts
Balance at December 31, 2012	$—	—
Sales	1,734	4
Closing Buys	—	—
Expirations	—	—
Exercised	—	—

Balance at June 30, 2013	$1,734	4

Transactions in written swaptions were as follows:

	Premiums	Notional Amount
Balance at December 31, 2012	$24,048	$1,810,000
Sales	42,021	15,400,000
Closing Buys	—	—
Expirations	(4,490)	(3,050,000)
Exercised	—	—

Balance at June 30, 2013	$61,579	$14,160,000

	Premiums	Notional Amount
Balance at December 31, 2012	$—	EUR	—
Sales	227,177		114,920,000
Closing Buys	(217,819)		(110,000,000)
Expirations	(1,331)		(300,000)
Exercised	—		—

Balance at June 30, 2013	$8,027	EUR	4,620,000

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica PIMCO Tactical - Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 1. (continued)

Futures contracts: The Portfolio is subject to equity and commodity price risks, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The open futures contracts at June 30, 2013 are listed in the Schedule of Investments. The variation margin receivable or payable, as applicable, is included in the Statement of Assets and Liabilities.

Swap agreements: Swap agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investments, cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter (“OTC”) market and may be executed in multilateral or other trade facility platforms, such as a registered exchange (“centrally cleared swaps”). The Portfolio may enter into credit default, cross-currency, interest rate, total return, variance, and other forms of swap agreements to manage exposure to credit, currency, interest rate, and commodity risks. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Swaps are marked-to-market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss in the Statement of Assets and Liabilities.

Payments received or made at the beginning of the measurement period are reflected as such in the Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses in the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses in the Statement of Operations.

Specific risks and accounting related to each type of swap agreement are identified and described in the following paragraphs:

Credit default swap agreements: The Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. The Portfolio enters into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce their risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which they are not otherwise exposed. Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy (buy protection).

Under a credit default swap, one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs (sell protection). The Portfolio’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the notional amount of the contract. This risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty, and by the posting of collateral.

The Portfolio sells credit default swaps, which expose it to risk of loss from credit risk related events specified in the contracts. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. The aggregate fair value of the credit default swaps is disclosed in the Schedule of Investments. The aggregate fair value of assets posted as collateral, net of assets received as collateral, for these swaps is included in the footnotes to the Schedule of Investments. If a defined credit event had occurred during the period, the swaps’ credit-risk-related contingent features would have been triggered, and the Portfolio would have been required to pay the notional amounts for the credit default swaps with a sell protection less the value of the contracts’ related reference obligations.

Total return swap agreements: The Portfolio is subject to commodity, equity, and other risks related to the underlying investments of the swap agreement in the normal course of pursuing its investment objectives. The value of the commodity-linked investments held by the

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica PIMCO Tactical - Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 1. (continued)

Portfolio can be affected by a variety of factors, including, but not limited to, overall market movements and other factors affecting the value of particular industries or commodities, such as weather, disease, embargoes, acts of war or terrorism, or political and regulatory developments. Commodity-linked derivatives are available from a relatively small number of issuers, subjecting the Portfolio’s investments in commodity-linked derivatives to counterparty risk, which is the risk that the issuer of the commodity-linked derivative will not fulfill its contractual obligations. Total return swap agreements on commodities involve commitments whereby cash flows are exchanged based on the price of a commodity in exchange for either a fixed or floating price or rate. One party would receive payments based on the market value of the commodity involved and pay a fixed amount. Total return swap agreements on indices involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments.

The open centrally cleared swap agreements at June 30, 2013 are listed in the Schedule of Investments. The variation margin receivable or payable, as applicable, is included in the Statement of Assets and Liabilities.

The open OTC swap agreements at June 30, 2013 are listed in the Schedule of Investments. The premiums paid (received), as applicable, is included in the Statement of Assets and Liabilities along with the unrealized appreciation (depreciation).

To be announced (“TBA”) commitments: TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. They are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security to be sold increases prior to settlement date, in addition to the risk of decline in the value of the Portfolio’s other assets. Unsettled TBA commitments are valued at the current value of the underlying securities, according to the procedures described under Security Valuations. Open balances are included in the payable or receivable for investments purchased or sold in the Statement of Assets and Liabilities.

Restricted and illiquid securities: The Portfolio may invest in unregulated or restricted securities. Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

The restricted and illiquid securities at June 30, 2013 are listed in the Schedule of Investments.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, has elected to place security transactions of the Portfolio with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions paid by the Portfolio be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2013.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend date, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class, based upon net assets. Each class bears its own specific expenses in addition to the non-class specific expenses.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica PIMCO Tactical - Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 2. (continued)

valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The Portfolio’s Board of Trustees has delegated the valuation functions on a day-to-day basis to TAM, subject to board oversight. TAM has formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board of Trustees. These policies and procedures are reviewed at least annually by the Board of Trustees. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Funds use fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair market value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the net asset value of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

Corporate bonds: The fair value of corporate bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica PIMCO Tactical - Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 2. (continued)

data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Asset backed securities: The fair value of asset backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Short-term notes: Short-term notes are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values would be generally categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Government securities: Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Government securities generally are categorized in Level 2 of the fair value hierarchy, or in Level 3 if inputs are unobservable.

U.S. government agency securities: U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government securities. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Derivative instruments: Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in level 1 of the fair value hierarchy. Over the counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. A substantial majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized in level 2 of the fair value hierarchy or in Level 3 if inputs are unobservable.

The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2013, is disclosed in the Valuation Summary of the Schedule of Investments.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.

TAM, the Portfolio’s investment adviser, is directly owned by Western Reserve Life Assurance Co. of Ohio and AUSA Holding Company (“AUSA”), both of which are indirect, wholly-owned subsidiaries of Aegon NV. AUSA is wholly-owned by Aegon USA, LLC (“Aegon USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Aegon USA is owned by Aegon US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

TFS is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS, and TCI. No interested trustee receives compensation from the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica PIMCO Tactical - Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 3. (continued)

Investment advisory fees: The Portfolio pays management fees to TAM based on average daily net assets (“ANA”) at the following breakpoints:

First $750 million	0.760%
Over $750 million up to $1.5 billion	0.750%
Over $1.5 billion	0.720%

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

Expense limit	Maximum Operating Expense Limit Effective Through
0.92%	May 1, 2014

TAM is entitled to reimbursement by the Portfolio of fees waived and/or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit.

During the period ended June 30, 2013, the amount reimbursed/waived by TAM was $15,422.

The following amounts were available for recapture by TAM as of June 30, 2013:

Amount Available	Year Reimbursed	Available Through
$ 2,197	2011	12/31/2013
23,859	2012	12/31/2014

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment for of the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2014. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. The Portfolio pays TFS an annual fee of 0.025% of ANA. The Legal fees in the Statement of Operations are for fees paid to external legal counsel.

Transfer agent services: TFS provides transfer agency services under the Administrative Agreement and is compensated for such services under that agreement. For the period ended June 30, 2013 amounts paid to TFS by the Portfolio are included in Transfer Agent in the Statement of Operations and amounts payable to TFS as of June 30, 2013 are included in Transfer agent fees in the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica PIMCO Tactical - Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 3. (continued)

Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), as elected by the Trustee.

NOTE 4. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2013 were as follows:

Purchases of securities:
Long-term	$2,484,090
U.S. Government	34,428,736
Proceeds from maturities and sales of securities:
Long-term	624,304
U.S. Government	18,773,442

Note 5. DERIVATIVE FINANCIAL INSTRUMENTS

The Portfolio is subject to various risks in the normal course of pursuing its investment objective. The volume of forward foreign currency contracts held throughout the period averaged three contracts, with an overall increase from one contract to two contracts. The volume of written options/swaptions contracts held during the period averaged 15 contracts, beginning and ending the period with an overall increase from four to 19 contracts. The volume of purchased options/swaptions, swap contracts and futures contracts held throughout the period averaged two contracts, respectively, beginning and ending the period with two contracts each. The tables below highlight the types of risks associated with the Portfolio and how the aforementioned derivative instruments are used to mitigate such risks:

Fair Values of Derivative Instruments in the Statement of Assets and Liabilities as of June 30, 2013:

Derivatives not accounted for as hedging instruments

Location	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Total
Asset Derivatives
Purchased options and swaptions, at value (A)(B)	$36,496	$—	$—	$897,946	$934,442
Premium paid on swap agreements (B)(C)	—	—	463,336	—	463,336
Unrealized appreciation on forward foreign currency contracts	—	1,170	—	—	1,170
Total	$36,496	$1,170	$463,336	$897,946	$1,398,948
Liability Derivatives
Written options and swaptions, at value (B)	$(168,649)	$—	$—	$(5,656)	$(174,305)
Unrealized depreciation on futures contracts (B)(D)	—	—	—	(495,355)	(495,355)
Unrealized depreciation on swap agreements (B)	—	—	(273,224)	(293,725)	(566,949)
Total	$(168,649)	$—	$(273,224)	$(794,736)	$(1,236,609)

(A)	Included within Investment securities, at value.
(B)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(C)	Premium on centrally cleared swap agreements as reported in the Schedule of Investments. Only cumulative variation margin is reported within the Statement of Assets and Liabilities.
(D)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica PIMCO Tactical - Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 5. (continued)

Gross Amounts Not Offset in the Statement of Assets and Liabilities

Financial Assets and Derivative Assets, and Collateral Received as of June 30, 2013:

Counterparty	Gross Amounts of Assets Presented in Statement of Assets and Liabilities(E)	Value Eligible for Offset	Collateral Received(F)	Net Amount (not less than 0)
Bank of America, N.A.	$1,170	$(13)	$—	$1,157
BNP Paribas	36,496	(36,496)	—	—
Other Derivatives (G)	1,361,282	—	—	1,361,282
Total	$1,398,948	$(36,509)	$—	$1,362,439

Financial Liabilities and Derivative Liabilities, and Collateral Pledged as of June 30, 2013:

Counterparty	Gross Amounts of Liabilities Presented in Statement of Assets and Liabilities(E)	Value Eligible for Offset	Collateral Pledged(F)	Net Amount (not less than 0)
Bank of America, N.A.	$13	$(13)	$—	$—
Bank of America Securities LLC	7,129	—	—	7,129
BNP Paribas	341,658	(36,496)	(305,162)	—
Credit Suisse International	11,489	—	—	11,489
Other Derivatives (G)	774,235	—	—	774,235
Goldman Sachs & Co.	102,082	—	—	102,082
HSBC Bank USA	3	—	—	3
Total	$1,236,609	$(36,509)	$(305,162)	$894,938

(E)	Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
(F)	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.
(G)	Other Derivatives are not subject to a master netting arrangement or another similar arrangement.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica PIMCO Tactical - Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 5. (continued)

Effect of Derivative Instruments in the Statement of Operations for the period ended June 30, 2013:

Derivatives not accounted for as hedging instruments

Location	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Total
Net Realized Gain (Loss) on derivatives recognized in income
Net realized gain (loss) on purchased options (H)	$—	$—	$—	$(486,080)	$(486,080)
Net realized gain (loss) on futures contracts	—	—	—	3,926,500	3,926,500
Net realized gain (loss) on written option and swaption contracts	5,278	—	—	—	5,278
Net realized gain (loss) on swap agreements	—	—	448,823	548,941	997,764
Net realized gain (loss) on forward foreign currency contracts (I)	—	(4,640)	—	—	(4,640)
Net change in Unrealized Appreciation (Depreciation) on derivatives recognized in income
Net change in unrealized appreciation (depreciation) on purchased options (J)	11,385	—	—	(243,608)	(232,223)
Net change in unrealized appreciation (depreciation) on futures contracts	—	—	—	(678,956)	(678,956)
Net change in unrealized appreciation (depreciation) on written option and swaption contracts	(100,550)	—	—	(3,922)	(104,472)
Net change in unrealized appreciation (depreciation) on swap agreements	—	—	(247,730)	(500,061)	(747,791)
Net change in unrealized appreciation (depreciation) on forward foreign currency transactions (K)	—	2,391	—	—	2,391
Total	$(83,887)	$(2,249)	$201,093	$2,562,814	$2,677,771

(H)	Included within Net realized gain (loss) on transactions from Investment securities.
(I)	Included within Net realized gain (loss) on transactions from Foreign currency transactions.
(J)	Included within Net change in unrealized appreciation (depreciation) on Investment securities.
(K)	Included within Net change in unrealized appreciation (depreciation) on Translation of assets and liabilities denominated in foreign currencies.

For non-exchange traded derivatives (swaps and forward foreign currency contracts), under standard derivatives agreements, the Portfolio may be required to post collateral on derivatives if the Portfolio is in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.

NOTE 6. FEDERAL INCOME TAX MATTERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Portfolio’s tax provisions taken or expected to be taken for all open tax years 2009 - 2012, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

NOTE 7. SUBSEQUENT EVENT

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica PIMCO Tactical - Conservative VP

INVESTMENT ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board”) held on June 12-13, 2013, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica PIMCO Tactical - Conservative VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”).

Following their review and consideration, the Trustees determined that the terms of the Investment Advisory Agreement are reasonable and that the renewal of the Investment Advisory Agreement is in the best interests of the Portfolio and its shareholders. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Investment Advisory Agreement through June 30, 2014. In reaching their decision, the Trustees requested and received from TAM such information as they deemed reasonably necessary to evaluate the Investment Advisory Agreement. The Trustees also considered information they had previously received from TAM as part of their regular oversight of the Portfolio, as well as comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Investment Advisory Agreement, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and/or their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; and TAM’s management oversight process.

The Board also considered the continuous and regular investment advisory and other services provided by TAM for the portion of the management fee it retains after payment of the sub-advisory fee to the Portfolio’s sub-adviser. The Board noted that the investment advisory services include the design and development of the Portfolio and its investment strategy, TAM’s selection, ongoing oversight and monitoring of the Sub-Adviser, TAM’s daily supervision of the Portfolio’s investments and recommendations to change the Portfolio’s investment strategy or sub-adviser where it believes appropriate or advisable. The Board also noted that TAM provides services to all Transamerica mutual funds, including the Portfolio, in the form of oversight of the services provided by the funds’ administrator, custodian and transfer agent and supervision of the performance of recordkeeping, shareholder relations, regulatory reporting and compliance functions of the funds.

Based on these considerations, the Board determined that TAM can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2012.

The Board noted that the performance of the Initial Class of the Portfolio was below the median for its peer universe for the past 1- and 3-year periods. The Board also noted that the performance of the Initial Class of the Portfolio was below its composite benchmark for the past the past 1- and 3-year periods. The Board also noted that the Portfolio’s performance was attributable to the Portfolio’s previous sub-adviser.

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be procured by TAM, the Board concluded that TAM is capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and that is competitive with other investment companies.

Management Fee and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of other investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by TAM.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica PIMCO Tactical - Conservative VP

INVESTMENT ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

The Board noted that the Portfolio’s contractual management fee was in line with the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Initial Class of the Portfolio were above the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management fee to be received by TAM under the Investment Advisory Agreement is reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any further economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from these economies of scale. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and whether the Portfolio has achieved economies of scale in the future.

Benefits to TAM or its Affiliates from their Relationships with the Portfolio

The Board considered any other benefits derived by TAM and its affiliates from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Portfolio’s sub-adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement is in the best interests of the Portfolio and its shareholders and voted to approve the renewal of the Investment Advisory Agreement.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica PIMCO Tactical - Growth VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2013, and held for the entire period until June 30, 2013.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses(A)
Portfolio Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period(B)	Ending Account Value	Expenses Paid During Period(B)	Annualized Expense Ratio
Transamerica PIMCO Tactical - Growth VP
Initial Class	$1,000.00	$1,053.70	$4.78	$1,019.86	$4.71	0.95%
Service Class	1,000.00	1,053.00	6.04	1,018.64	5.94	1.20

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (179 days), and divided by the number of days in the year (365 days).

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica PIMCO Tactical - Growth VP

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2013

(the following chart summarizes the Schedule of Investments of the portfolio by asset type)

(unaudited)

Asset Type	% of Net Assets
U.S. Government Obligations	36.5%
Short-Term U.S. Government Obligations	21.8
U.S. Government Agency Obligations	17.2
Repurchase Agreements	8.5
Corporate Debt Securities	7.6
Securities Lending Collateral	5.2
Mortgage-Backed Securities	2.8
Asset-Backed Securities	2.4
Purchased Option	1.9
Certificate of Deposit	1.0
Foreign Government Obligations	0.8
Municipal Government Obligations	0.7
Commercial Paper	0.4
Purchased Swaption	0.0	(A)
Other Assets and Liabilities - Net(B)	(6.8)
Total	100.0%

(A)	Amount rounds to less than 0.1%

(B)	The Other Assets and Liabilities - Net category may include, but is not limited to, Reverse Repurchase Agreements, Forward Foreign Currency Contracts, Futures Contracts, Swap Agreements, Written Options and Swaptions, Securities Sold Short, TBA Short Commitments, and Cash Collateral.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica PIMCO Tactical - Growth VP

SCHEDULE OF INVESTMENTS

At June 30, 2013

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 36.5%
U.S. Treasury Bond
2.75%, 08/15/2042 (A)	$ 1,900,000	$ 1,639,937
U.S. Treasury Note
0.25%, 01/31/2014 - 06/30/2014	8,200,000	8,205,157
0.25%, 03/31/2014 (B)	7,835,000	7,840,202
0.63%, 08/31/2017	900,000	881,508
0.75%, 06/15/2014	300,000	301,582
1.00%, 01/15/2014 - 05/15/2014	800,000	804,719
1.00%, 08/31/2019 (B)	2,300,000	2,202,250
1.25%, 02/15/2014 - 03/15/2014 (B)	2,800,000	2,820,370
1.25%, 04/15/2014	100,000	100,848
1.75%, 01/31/2014 - 03/31/2014	500,000	505,679
1.88%, 02/28/2014 - 04/30/2014	1,700,000	1,719,718
2.25%, 05/31/2014	1,200,000	1,222,500

Total U.S. Government Obligations (cost $28,515,310)		28,244,470

U.S. GOVERNMENT AGENCY OBLIGATIONS - 17.2%
Fannie Mae
0.88%, 10/26/2017	900,000	879,814
4.50%, 03/01/2039 - 05/01/2041	2,408,708	2,548,223
Financing Corp. Fico STRIPS Series 2011-75, Class FA Zero Coupon, 05/11/2018	200,000	183,926
Freddie Mac
1.25%, 10/02/2019 (C)	5,625,000	5,329,221
2.38%, 01/13/2022	4,500,000	4,372,997

Total U.S. Government Agency Obligations (cost $13,331,117)		13,314,181

FOREIGN GOVERNMENT OBLIGATIONS - 0.8%
Province of Ontario Canada 1.65%, 09/27/2019 (C)	600,000	573,180
Russian Federation 7.50%, 03/31/2030 - Reg S (D)	74,500	87,258

Total Foreign Government Obligations (cost $691,359)		660,438

MORTGAGE-BACKED SECURITIES - 2.8%
Banc of America Commercial Mortgage Trust Series 2006-6, Class A2 5.31%, 10/10/2045	133,025	133,930
Banc of America Merrill Lynch Commercial Mortgage, Inc. Series 2004-2, Class A5 4.58%, 11/10/2038	160,000	162,941
Bear Stearns Alt-A Trust Series 2005-5, Class 1A1 0.63%, 07/25/2035 (E)	58,768	57,421
CD Commercial Mortgage Trust Series 2005-CD1, Class ASB 5.39%, 07/15/2044 (E)	97,911	99,054
Commercial Mortgage Trust
Series 2005-GG5, Class A42
5.25%, 04/10/2037 (E)	200,000	203,217
Series 2007-GG9, Class A2
5.38%, 03/10/2039	274,364	282,576
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-AR7, Class 2A1 2.88%, 11/25/2034 (E)	160,021	160,021

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
DBRR Trust
Series 2012-EZ1, Class A
0.95%, 09/25/2045 - 144A	$ 602,218	$ 603,401
Series 2013-EZ2, Class A
0.85%, 02/25/2045 - 144A (E)	196,419	196,352
GS Mortgage Securities Corp. II Series 2007-EOP, Class A1 1.10%, 03/06/2020 -144A (E)	67,147	67,305
Morgan Stanley Bank of America Merrill Lynch Trust, IO Series 2013-C8, Class XA 1.66%, 12/15/2048 (E) (F)	995,483	76,711
WaMu Mortgage Pass-Through Certificates Series 2005-AR4, Class A5 2.45%, 04/25/2035 (E)	100,000	90,986

Total Mortgage-Backed Securities (cost $2,132,277)		2,133,915

ASSET-BACKED SECURITIES - 2.4%
ACA CLO, Ltd. Series 2006-1A, Class A1 0.53%, 07/25/2018 - 144A (E)	139,452	138,189
American Express Credit Account Master Trust Series 2012-5, Class A 0.59%, 05/15/2018	200,000	199,036
First Frankin Mortgage Loan Trust Series 2005-FF2, Class M4 0.78%, 03/25/2035 (E)	300,000	250,392
Fore CLO, Ltd. Series 2007-1A, Class A1A 0.52%, 07/20/2019 - 144A (E)	250,000	244,058
Morgan Stanley Home Equity Loan Trust Series 2005-3, Class M2 0.66%, 08/25/2035 (E)	100,000	91,989
Northstar Education Finance, Inc. Series 2012-1, Class A 0.89%, 12/26/2031 - 144A (E)	137,718	136,450
SLC Private Student Loan Trust Series 2006-A, Class A5 0.45%, 07/15/2036 (E)	200,000	193,290
SLM Private Credit Student Loan Trust Series 2006-B, Class A4 0.45%, 03/15/2024 (E)	100,000	95,409
SLM Student Loan Trust
Series 2004-10, Class A5A
0.68%, 04/25/2023 - 144A (E)	200,000	199,360
Series 2012-E, Class A1
0.94%, 10/16/2023 - 144A (E)	65,223	65,272
Tara Hill BV Series 1X, Class I 0.90%, 01/24/2019 - Reg S (E)	EUR 62,530	81,305
Utah State Board of Regents Series 2012-1, Class A 0.94%, 12/26/2031 (E)	$ 135,427	138,527

Total Asset-Backed Securities (cost $1,813,108)		1,833,277

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.7%
Bay Area Toll Authority 6.92%, 04/01/2040	100,000	125,020
Los Angeles Community College District 6.60%, 08/01/2042	100,000	125,799

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica PIMCO Tactical - Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS - (continued)
Port Authority of New York & New Jersey 4.46%, 10/01/2062	$ 100,000	$ 90,671
State of California - Build America Bonds 7.35%, 11/01/2039	150,000	195,963

Total Municipal Government Obligations (cost $587,645)		537,453

CORPORATE DEBT SECURITIES - 7.6%
Biotechnology - 0.3%
Amgen, Inc. 4.50%, 03/15/2020 (C)	200,000	217,847
Capital Markets - 0.6%
Goldman Sachs Group, Inc.
0.72%, 03/22/2016 (E)	300,000	295,603
6.15%, 04/01/2018	80,000	90,147
Morgan Stanley 6.63%, 04/01/2018	100,000	113,346
Commercial Banks - 1.1%
Bank of Montreal, Series MTN 2.55%, 11/06/2022 (C)	80,000	74,240
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 4.50%, 01/11/2021 (C)	80,000	84,393
HSBC Holdings PLC 5.10%, 04/05/2021	80,000	87,893
Sberbank of Russia Via SB Capital SA 5.18%, 06/28/2019 - Reg S (D)	200,000	204,000
UBS AG 5.75%, 04/25/2018 (C)	100,000	115,562
Westpac Banking Corp. 1.03%, 09/25/2015 (C) (E)	300,000	303,251
Commercial Services & Supplies - 0.2%
ADT Corp. 4.13%, 06/15/2023 (C)	20,000	18,838
Eaton Corp. 2.75%, 11/02/2022 - 144A (F)	125,000	116,940
Consumer Finance - 0.5%
Caterpillar Financial Services Corp., Series MTN 1.65%, 04/01/2014 (C)	150,000	151,412
PACCAR Financial Corp., Series MTN 0.55%, 02/08/2016 (E)	130,000	130,506
Toyota Motor Credit Corp. 0.56%, 05/17/2016 (E)	100,000	99,829
Diversified Financial Services - 1.1%
American Honda Finance Corp.
0.49%, 11/03/2014 - 144A (E)	200,000	200,190
0.73%, 05/08/2014 - 144A (E)	150,000	150,460
General Electric Capital Corp. 0.88%, 12/11/2015 (E)	120,000	120,821
Helios Leasing I LLC 1.56%, 09/28/2024	94,312	89,814
JPMorgan Chase & Co. 3.25%, 09/23/2022 (C)	100,000	94,940
Merrill Lynch & Co., Inc., Series MTN 6.88%, 04/25/2018	80,000	92,074

	Principal	Value
Diversified Financial Services (continued)
Tagua Leasing LLC 1.58%, 11/16/2024	$ 96,227	$ 91,687
Diversified Telecommunication Services - 0.3%
AT&T, Inc. 0.66%, 02/12/2016 (C) (E)	200,000	198,897
Electric Utilities - 0.2%
FirstEnergy Corp. 2.75%, 03/15/2018 (C)	50,000	48,677
Niagara Mohawk Power Corp. 4.12%, 11/28/2042 - 144A (F)	100,000	89,514
Electrical Equipment - 0.1%
Schneider Electric SA 2.95%, 09/27/2022 - 144A	75,000	71,320
Hotels, Restaurants & Leisure - 0.3%
Carnival Corp. 1.20%, 02/05/2016	200,000	198,560
Industrial Conglomerates - 0.2%
General Electric Co. 2.70%, 10/09/2022 (C)	200,000	189,278
Internet & Catalog Retail - 0.1%
Amazon.com, Inc. 2.50%, 11/29/2022	100,000	90,776
Media - 0.1%
British Sky Broadcasting Group PLC 3.13%, 11/26/2022 - 144A	40,000	37,405
Metals & Mining - 0.2%
BHP Billiton Finance USA, Ltd. 5.50%, 04/01/2014	150,000	155,660
Multi-Utilities - 0.1%
Sempra Energy 2.88%, 10/01/2022 (C)	75,000	70,088
Oil, Gas & Consumable Fuels - 0.9%
BP Capital Markets PLC 5.25%, 11/07/2013	150,000	152,495
Dolphin Energy, Ltd. 5.50%, 12/15/2021 - Reg S	200,000	216,000
Petroleos Mexicanos 6.00%, 03/05/2020 (C)	100,000	110,000
Statoil ASA 2.45%, 01/17/2023 (C)	125,000	115,798
TNK-BP Finance SA, Series EMTN 7.88%, 03/13/2018 - Reg S	100,000	113,750
Pharmaceuticals - 0.6%
AbbVie, Inc.
1.03%, 11/06/2015 - 144A (E)	200,000	201,912
2.90%, 11/06/2022 - 144A (F)	150,000	140,271
Eli Lilly & Co. 4.20%, 03/06/2014	150,000	153,773
Road & Rail - 0.1%
Burlington Northern Santa Fe LLC 3.00%, 03/15/2023 (C)	100,000	95,293
Tobacco - 0.2%
Philip Morris International, Inc. 6.88%, 03/17/2014 (C)	150,000	156,778
Transportation Infrastructure - 0.1%
Sydney Airport Finance Co. Pty, Ltd. 3.90%, 03/22/2023 - 144A	100,000	94,346

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica PIMCO Tactical - Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

	Principal	Value
Wireless Telecommunication Services - 0.3%
VimpelCom Holdings BV 5.20%, 02/13/2019 - 144A (C)	$ 200,000	$ 195,000

Total Corporate Debt Securities (cost $5,994,835)		5,839,384

CERTIFICATE OF DEPOSIT - 1.0%
Commercial Banks - 1.0%
Dexia Credit Local 1.40%, 09/20/2013	800,000	800,000

Total Certificate of Deposit (cost $800,000)		800,000

COMMERCIAL PAPER - 0.4%
Diversified Financial Services - 0.4%
Ford Motor Credit Co. 1.00%, 11/05/2013	275,000	274,015

Total Commercial Paper (cost $274,015)		274,015

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 21.8%
Freddie Mac
0.05%, 07/29/2013	700,000	699,971
0.11%, 01/23/2014	1,200,000	1,199,237
0.15%, 02/24/2014	1,200,000	1,198,800
0.16%, 01/15/2014 - 02/11/2014	1,100,000	1,098,945
U.S. Treasury Bill
0.09%, 02/06/2014 (B) (G) (H)	4,165,000	4,162,877
0.12%, 05/29/2014 (C) (G)	8,300,000	8,289,294
0.15%, 06/26/2014 (G)	200,000	199,718

Total Short-Term U.S. Government Obligations (cost $16,848,842)		16,848,842

	Contracts	Value
PURCHASED OPTION - 1.9%
Put Option - 1.9%
S&P 500 Index Index Value $ 1,325.00 Expires 06/21/2014	348	1,440,024

Total Purchased Option (cost $1,820,224)		1,440,024

PURCHASED SWAPTION - 0.0% (I)
Put Option - 0.0% (I)
OTC- If exercised the Series receives floating 3 month LIBOR, and pays 3.45%, European Style (F) Expires 09/21/2015 Counterparty: BNP	150,000	18,248

Total Purchased Swaption (cost $11,844)		18,248

	Shares	Value
SECURITIES LENDING COLLATERAL - 5.2%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.18% (G)	4,022,167	$ 4,022,167

Total Securities Lending Collateral (cost $4,022,167)		4,022,167

	Principal	Value
REPURCHASE AGREEMENTS - 8.5%
BNP Paribas 0.20% (G), dated 06/28/2013, to be repurchased at $4,400,073 on 07/01/2013. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 05/01/2043, and with a value of $4,548,439.	$ 4,400,000	4,400,000
State Street Bank & Trust Co. 0.03% (G), dated 06/28/2013, to be repurchased at $2,160,903 on 07/01/2013. Collateralized by U.S. Government Agency Obligations, 3.00% - 3.50%, due 07/25/2037 - 11/25/2038, and with a total value of $2,206,792.	2,160,898	2,160,898

Total Repurchase Agreements (cost $6,560,898)		6,560,898

Total Investment Securities (cost $83,403,641) (J)		82,527,312
Other Assets and Liabilities - Net		(5,243,932)

Net Assets		$ 77,283,380

	Contracts	Value
WRITTEN OPTIONS - (0.0%) (I)
Call Option - (0.0%) (I)
10-Year U.S. Treasury Note Future Exercise Price $ 133.00 Expires 08/23/2013	2	$ (62)

Put Option - (0.0%) (I)
10-Year U.S. Treasury Note Future Exercise Price $ 129.00 Expires 08/23/2013	2	(5,594)

Total Written Options (premiums $(1,734))		(5,656)

WRITTEN SWAPTIONS:
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums Paid (Received)	Value
Call- OTC 10-Year Interest Rate Swap	GSC	3-Month USD LIBOR BBA	Receive	1.80%	07/29/2013	$ 200,000	$(770)	$0
Call- OTC 10-Year Interest Rate Swap	BOA	3-Month USD LIBOR BBA	Receive	1.80	07/29/2013	100,000	(400)	0
Call- OTC 2-Year Interest Rate Swap	CSFB	6-Month EUR EURIBOR Reuters	Receive	0.40	09/11/2013	EUR 800,000	(840)	(254)
Call- OTC 5-Year Interest Rate Swap	BOA	3-Month USD LIBOR BBA	Receive	0.75	09/03/2013	$ 100,000	(70)	(1)
Call- OTC 5-Year Interest Rate Swap	GSC	3-Month USD LIBOR BBA	Receive	1.05	09/03/2013	1,500,000	(2,100)	(418)
Call- OTC 5-Year Interest Rate Swap	CSFB	6-Month EUR EURIBOR Reuters	Receive	0.75	09/11/2013	EUR 270,000	(673)	(80)

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica PIMCO Tactical - Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

WRITTEN SWAPTIONS (continued):
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums Paid (Received)	Value
Put- OTC 10-Year Interest Rate Swap	GSC	3-Month USD LIBOR BBA	Pay	2.65%	07/29/2013		$ 200,000	$ (1,350)	$ (2,884)
Put- OTC 10-Year Interest Rate Swap	BOA	3-Month USD LIBOR BBA	Pay	2.65	07/29/2013		100,000	(670)	(1,442)
Put- OTC 2-Year Interest Rate Swap	CSFB	6-Month EUR EURIBOR Reuters	Pay	0.70	09/11/2013	EUR	800,000	(1,103)	(2,360)
Put- OTC 2-Year Interest Rate Swap	CSFB	6-Month EUR EURIBOR Reuters	Pay	1.15	07/24/2013		315,000	(599)	(20)
Put- OTC 2-Year Interest Rate Swap	HSBC	6-Month EUR EURIBOR Reuters	Pay	1.15	07/24/2013		85,000	(149)	(5)
Put- OTC 2-Year Interest Rate Swap	BOA	6-Month EUR EURIBOR Reuters	Pay	1.15	07/24/2013		150,000	(308)	(9)
Put- OTC 5-Year Interest Rate Swap	BOA	3-Month USD LIBOR BBA	Pay	1.25	09/03/2013		$ 100,000	(250)	(2,122)
Put- OTC 5-Year Interest Rate Swap	GSC	3-Month USD LIBOR BBA	Pay	1.45	09/03/2013		1,500,000	(6,450)	(21,175)
Put- OTC 5-Year Interest Rate Swap	GSC	3-Month USD LIBOR BBA	Pay	1.50	10/28/2013		600,000	(1,665)	(10,740)
Put- OTC 5-Year Interest Rate Swap	BNP	3-Month USD LIBOR BBA	Pay	2.50	09/21/2015		630,000	(11,289)	(23,967)
Put- OTC 5-Year Interest Rate Swap	CSFB	6-Month EUR EURIBOR Reuters	Pay	1.25	09/11/2013	EUR	270,000	(957)	(3,361)

								$ (29,643)	$ (68,838)

CENTRALLY CLEARED SWAP AGREEMENTS: (K)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION: (L)
Reference Obligation	Fixed Deal Pay Rate	Expiration Date	Currency Code	Notional Amount (M)	Market Value (N)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North American Investment Grade Index - Series 18	1.00%	06/20/2018	USD	11,300,000	$70,031	$170,551	$(100,520)

OVER THE COUNTER SWAP AGREEMENTS:

TOTAL RETURN SWAP AGREEMENTS - PAYABLE: (O)
Reference Entity	Floating Rate	Termination Date	Counterparty	Notional Amount	Market Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
iShares MSCI EAFE Index Fund	USD-3M-LIBOR BBA	08/15/2013	BNP	$202,043	$(822,874)	$0	$(822,874)

FUTURES CONTRACTS: (P)
Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation)
Russell 2000 Mini Index	Long	40	09/20/2013	$(14,433)
S&P 500 E-Mini Index	Long	556	09/20/2013	(806,869)

				$(821,302)

FORWARD FOREIGN CURRENCY CONTRACTS:
Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
EUR	BOA	(2,000)	09/17/2013	$(2,642)	$37
EUR	BOA	(62,000)	09/17/2013	(81,881)	1,151

					$1,188

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica PIMCO Tactical - Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security has been segregated by the custodian with the broker as collateral for centrally cleared swaps. Total value of securities segregated as collateral to cover centrally cleared swaps is $318,484.
(B)	All or a portion of this security has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts. Total value of securities segregated as collateral to cover margin requirements for open futures contracts is $1,949,595.
(C)	All or a portion of this security is on loan. The value of all securities on loan is $3,939,043. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Step bond - Coupon rate changes in increments to maturity. Rate disclosed is as of June 30, 2013. Maturity date disclosed is the ultimate maturity date.
(E)	Floating or variable rate note. Rate is listed as of June 30, 2013.
(F)	Illiquid. Total aggregate market value of illiquid securities is $441,684, or 0.57% of the portfolio’s net assets.
(G)	Rate shown reflects the yield at June 30, 2013.
(H)	All or a portion of this security has been segregated by the custodian with the broker as collateral for open swap, swaptions and/or forward foreign currency contracts. Total value of securities segregated for open swap, swaptions and/or forward foreign currency contracts is $942,529.
(I)	Percentage rounds to less than 0.1%.
(J)	Aggregate cost for federal income tax purposes is $83,403,641. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $121,928 and $998,257, respectively. Net unrealized depreciation for tax purposes is $876,329.
(K)	Cash in the amount of $32,000 has been segregated by the custodian with the broker as collateral for centrally cleared swaps.
(L)	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(M)	The maximum potential amount the portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(N)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(O)	At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference index less a financing rate, if any. As a receiver, the portfolio would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the portfolio would owe payments on any net positive total return, and would receive payment in the event of a negative total return.
(P)	Cash in the amount of $279,000 has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts.

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013, these securities aggregated $2,947,745, or 3.81% of the portfolio’s net assets.
BBA	British Bankers’ Association
BNP	BNP Paribas
BOA	Bank of America
CLO	Collateralized Loan Obligation
CSFB	Credit Suisse First Boston
EMTN	European Medium Term Note
EURIBOR	Euro InterBank Offered Rate
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
IO	Interest Only
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
OTC	Over the Counter
Reg S	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
STRIPS	Separate Trading of Registered Interest and Principal of Securities

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica PIMCO Tactical - Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

CURRENCY ABBREVIATIONS:

EUR	Euro
USD	United States Dollar

VALUATION SUMMARY: (Q)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2013
ASSETS
Investment Securities
U.S. Government Obligations	$—	$28,244,470	$—	$28,244,470
U.S. Government Agency Obligations	—	13,314,181	—	13,314,181
Foreign Government Obligations	—	660,438	—	660,438
Mortgage-Backed Securities	—	2,133,915	—	2,133,915
Asset-Backed Securities	—	1,833,277	—	1,833,277
Municipal Government Obligations	—	537,453	—	537,453
Corporate Debt Securities	—	5,839,384	—	5,839,384
Certificate of Deposit	—	800,000	—	800,000
Commercial Paper	—	274,015	—	274,015
Short-Term U.S. Government Obligations	—	16,848,842	—	16,848,842
Purchased Option	1,440,024	—	—	1,440,024
Purchased Swaption	—	18,248	—	18,248
Securities Lending Collateral	4,022,167	—	—	4,022,167
Repurchase Agreements	—	6,560,898	—	6,560,898
Total Investment Securities	$5,462,191	$77,065,121	$—	$82,527,312

Derivative Financial Instruments
Forward Foreign Currency Contracts (R)	$—	$1,188	$—	$1,188
Total Derivative Financial Instruments	$—	$1,188	$—	$1,188

Other Assets (S)
Cash on Deposit with Broker	$311,000	$—	$—	$311,000
Foreign Currency	7,371	—	—	7,371
Total Other Assets	$318,371	$—	$—	$318,371

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2013
LIABILITIES
Derivative Financial Instruments
Credit Default Swap Agreements (R)	$(100,520)	$—	$—	$(100,520)
Futures Contracts (R)	(821,302)	—	—	(821,302)
Total Return Swap Agreements (R)	—	(822,874)	—	(822,874)
Written Options	(5,656)	—	—	(5,656)
Written Swaptions	—	(68,838)	—	(68,838)
Total Derivative Financial Instruments	$(927,478)	$(891,712)	$—	$(1,819,190)

Other Liabilities (S)
Collateral for Securities on Loan	$—	$(4,022,167)	$—	$(4,022,167)
Total Other Liabilities	$—	$(4,022,167)	$—	$(4,022,167)

(Q)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended June 30, 2013. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
(R)	Derivative financial instruments valued at unrealized appreciation (depreciation) on the instrument.
(S)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica PIMCO Tactical - Growth VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2013

(unaudited)

Assets:
Investment securities, at value (cost: $76,842,743)
(including securities loaned of $3,939,043)	$75,966,414
Repurchase agreement, at value (cost: $6,560,898)	6,560,898
Cash on deposit with broker	311,000
Foreign currency, at value (cost: $7,559)	7,371
Unrealized appreciation on forward foreign currency contracts	1,188
Receivables:
Shares sold	307,042
Investment securities sold	1,427,772
Interest	213,520
Securities lending income (net)	1,092
Prepaid expenses	324

Total assets	84,796,621

Liabilities:
Due to custodian	4
Accounts payable and accrued liabilities:
Shares redeemed	24,598
Investment securities purchased	2,274,337
Administration fees	1,447
Variation margin	218,297
Management and advisory fees	40,612
Distribution and service fees	11,966
Transfer agent fees	10
Trustees fees	26
Other	22,409
Collateral for securities on loan	4,022,167
Written options and swaptions, at value (premium: $31,377)	74,494
Unrealized depreciation on swap agreements	822,874

Total liabilities	7,513,241

Net assets	$77,283,380

Net assets consist of:
Capital stock ($0.01 par value)	$74,735
Additional paid-in capital	79,862,990
Undistributed (accumulated) net investment income (loss)	28,609
Undistributed (accumulated) net realized gain (loss) from investment securities, futures, written option and swaption contracts, swap agreements and foreign currency transactions	(19,807)
Net unrealized appreciation (depreciation) on:
Investment securities	(876,329)
Futures contracts	(821,302)
Written option and swaption contracts	(43,117)
Swap contracts	(923,394)
Translation of assets and liabilities denominated in foreign currencies	995

Net assets	$77,283,380

Net assets by class:
Initial Class	$12,838,487
Service Class	64,444,893

Shares outstanding:
Initial Class	1,234,484
Service Class	6,239,039

Net asset value and offering price per share:
Initial Class	$10.40
Service Class	10.33

STATEMENT OF OPERATIONS

For the period ended June 30, 2013

(unaudited)

Investment Income:
Interest income	$235,910
Securities lending income (net)	2,738

Total investment income	238,648

Expenses:
Management and advisory	242,796
Distribution and service:
Service Class	60,837
Transfer agent	238
Printing and shareholder reports	18,640
Custody	34,679
Administration	7,683
Legal	1,083
Audit and tax	5,842
Trustees	1,091
Other	255

Total expenses	373,144

Expenses (waived/reimbursed) recaptured	(20,842)

Net expenses	352,302

Net investment income (loss)	(113,654)

Net realized gain (loss) on transactions from:
Investment securities	(1,115,701)
Futures contracts	5,622,235
Written option and swaption contracts	2,076
Swap agreements	1,600,118
Foreign currency transactions	(3,115)

Total realized gain (loss)	6,105,613

Net change in unrealized appreciation (depreciation) on:
Investment securities	(1,020,822)
Futures contracts	(974,935)
Written option and swaption contracts	(43,851)
Swap agreements	(1,478,047)
Translation of assets and liabilities denominated in foreign currencies	2,200

Net change in unrealized appreciation (depreciation)	(3,515,455)

Net realized and change in unrealized gain (loss)	2,590,158

Net increase (decrease) in net assets resulting from operations	$2,476,504

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica PIMCO Tactical - Growth VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2013 (unaudited)	December 31, 2012
From operations:
Net investment income (loss)	$(113,654)	$46,353
Net realized gain (loss) from investment securities, futures, written option and swaption contracts, swap agreements and foreign currency translations contracts	6,105,613	(137,774)
Net change in unrealized appreciation (depreciation) on investment securities, futures, written option and swaption contracts, swap agreements and foreign currency translations contracts	(3,515,455)	563,218
Net increase (decrease) in net assets resulting from operations	2,476,504	471,797

Distributions to shareholders:
From net investment income:
Initial Class	—	(101,454)
Service Class	—	(154,786)
Total distributions to shareholders	—	(256,240)

Capital share transactions:
Proceeds from shares sold:
Initial Class	640,336	1,899,481
Service Class	29,972,252	19,745,024
	30,612,588	21,644,505
Dividends and distributions reinvested:
Initial Class	—	101,454
Service Class	—	154,786
	—	256,240
Cost of shares redeemed:
Initial Class	(1,168,619)	(2,525,488)
Service Class	(3,412,147)	(17,059,303)
	(4,580,766)	(19,584,791)
Net increase (decrease) in net assets resulting from capital shares transactions	26,031,822	2,315,954

Net increase (decrease) in net assets	28,508,326	2,531,511

Net assets:
Beginning of period/year	48,775,054	46,243,543
End of period/year	$77,283,380	$48,775,054
Undistributed (accumulated) net investment income (loss)	$28,609	$142,263

Share activity:
Shares issued:
Initial Class	61,566	190,499
Service Class	2,890,078	2,008,650
	2,951,644	2,199,149
Shares issued-reinvested from dividends and distributions:
Initial Class	—	10,279
Service Class	—	15,746
	—	26,025
Shares redeemed:
Initial Class	(112,742)	(254,153)
Service Class	(329,346)	(1,720,871)
	(442,088)	(1,975,024)

Net increase (decrease) in shares outstanding:
Initial Class	(51,176)	(53,375)
Service Class	2,560,732	303,525
	2,509,556	250,150

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica PIMCO Tactical - Growth VP

FINANCIAL HIGHLIGHTS

For the period or years ended:

For a share outstanding throughout each period/year
	Initial Class
	June 30, 2013 (unaudited)		December 31, 2012		December 31, 2011		December 31, 2010		December 31, 2009(A)
Net asset value
Beginning of period/year	$9.87		$9.85		$11.29		$11.52		$10.00
Investment operations
Net investment income (loss)(B)	(0.01)		0.03	(C)	0.14	(C)	0.19	(C)	0.48	(C)
Net realized and unrealized gain (loss)	0.54		0.07		(1.41)		(0.26)		1.04
Total investment operations	0.53		0.10		(1.27)		(0.07)		1.52
Distributions
Net investment income	—		(0.08)		(0.17)		(0.10)		—
Net realized gains	—		—		—	(D)	(0.06)		—
Total distributions	—		(0.08)		(0.17)		(0.16)		—
Net asset value
End of period/year	$10.40		$9.87		$9.85		$11.29		$11.52
Total return(E)	5.37	%(F)	0.98%		(11.37)%		(0.44)%		15.20	%(F)
Net assets end of period/year (000’s)	$12,838		$12,685		$13,192		$14,602		$10,661
Ratio and supplemental data
Expenses to average net assets
After (waiver/reimbursement) recapture	0.95	%(G)	0.99	%(H)	1.00	%(H)	1.00	%(H)	1.00	%(G)(H)
Before (waiver/reimbursement) recapture	1.02	%(G)	1.06	%(H)	1.01	%(H)	1.05	%(H)	1.53	%(G)(H )
Net investment income (loss) to average net assets	(0.16	)%(G)	0.28%		1.23%		1.75%		6.64	%(G)
Portfolio turnover rate	50	%(F)(J)	1,349	%(I)	1,351	%(I)	1,068	%(I)	68	%(F)(I)

(A)	Commenced operations on May 1, 2009.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the portfolio invests.
(D)	Rounds to less than $0.01 or $(0.01).
(E)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(F)	Not annualized.
(G)	Annualized.
(H)	Does not include expenses of the investment companies in which the portfolio invests.
(I)	Does not include the portfolio activity of the underlying investment companies in which the portfolio invests.
(J)	Decrease in portfolio turnover rate was triggered by a change in the portfolio’s sub-adviser.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

For a share outstanding throughout each period/year
	Service Class
	June 30, 2013 (unaudited)		December 31, 2012		December 31, 2011		December 31, 2010		December 31, 2009(A)
Net asset value
Beginning of period/year	$9.81		$9.79		$11.24		$11.50		$10.00
Investment operations
Net investment income (loss)(B)	(0.02)		—	(C)(D)	0.10	(C)	0.15	(C)	0.62	(C)
Net realized and unrealized gain (loss)	0.54		0.07		(1.40)		(0.25)		0.88
Total investment operations	0.52		0.07		(1.30)		(0.10)		1.50
Distributions
Net investment income	—		(0.05)		(0.15)		(0.10)		—
Net realized gains	—		—		—	(D)	(0.06)		—
Total distributions	—		(0.05)		(0.15)		(0.16)		—
Net asset value
End of period/year	$10.33		$9.81		$9.79		$11.24		$11.50
Total return(E)	5.30	%(F)	0.69%		(11.62)%		(0.70)%		15.00	%(F)
Net assets end of period/year (000’s)	$64,445		$36,090		$33,052		$32,897		$2,093
Ratio and supplemental data
Expenses to average net assets
After (waiver/reimbursement) recapture	1.20	%(G)	1.24	%(H)	1.25	%(H)	1.25	%(H)	1.25	%(G)(H)
Before (waiver/reimbursement) recapture	1.27	%(G)	1.31	%(H)	1.26	%(H)	1.29	%(H)	1.78	%(G)(H)
Net investment income (loss) to average net assets	(0.42	)%(G)	0.03%		0.91%		1.42%		8.51	%(G)
Portfolio turnover rate	50	%(F)(J)	1,349	%(I)	1,351	%(I)	1,068	%(I)	68	%(F)(I)

(A)	Commenced operations on May 1, 2009.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the portfolio invests.
(D)	Rounds to less than $0.01 or $(0.01).
(E)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(F)	Not annualized.
(G)	Annualized.
(H)	Does not include expenses of the investment companies in which the portfolio invests.
(I)	Does not include the portfolio activity of the underlying investment companies in which the portfolio invests.
(J)	Decrease in portfolio turnover rate was triggered by a change in the portfolio’s sub-adviser.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica PIMCO Tactical - Growth VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2013

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica PIMCO Tactical - Growth VP (the “Portfolio”) is a series of TST.

The Portfolio currently offers two classes of shares: Initial Class and Service Class.

Transamerica Asset Management, Inc. (“TAM”) provides continuous and regular investment advisory services to the Portfolio. TAM acts as a manager of managers, providing advisory services that include, without limitation, the design and development of each Portfolio and its investment strategy and the ongoing review and evaluation of that investment strategy including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for each Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending and implementing fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolios’ investments; regular review of sub-adviser performance and holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation of portfolio holdings; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolios’ Board of Trustees; oversight of preparation of prospectuses, shareholder reports and other disclosure materials and filings; and oversight of other service providers to the Portfolios, such as the custodian, the transfer agent, the administrator, the distributor, the Portfolios’ independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations for the Portfolios; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment advisory services. Where TAM employs sub-advisers, the sub-advisers carry out and effectuate the investment strategy designed for the Portfolios by TAM and are responsible, subject to TAM’s and the Board of Trustees oversight, for the day-to-day management of the Portfolios and for making decisions to buy, hold or sell a particular security.

Transamerica Fund Services, Inc. (“TFS”) provides supervisory and administrative services to each Portfolio. TFS’s supervisory and administrative services include performing certain administrative services for the Portfolios and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided for the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TFS has outsourced the provision of certain services as described below; to the extent agreed upon by TFS and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of net asset values; shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; recommending and implementing fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and its dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; preparation of agendas and supporting documents for and minutes of meetings of Trustees and committees of Trustees; and preparation of regular communications with the Trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TFS to perform supervisory and administrative services to the Portfolio. State Street performs back office services to support TFS, including furnishing financial and performance information about the Portfolios for inclusion in regulatory filings and Trustee and shareholder reports; preparing drafts of regulatory filings, Trustee materials, tax returns, expenses and budgeting; tax compliance testing; and maintaining books and records. TFS pays all expenses it incurs in connection with providing these services in the Amended and Restated Services Agreement with the exception of the costs of certain services specifically assumed by the Portfolios, as numerated within the Statement of Operations.

This report should be read in conjunction with the Portfolio’s current prospectus, which contains additional information about the Portfolio, including investment objectives and strategies.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of securities exposes the Portfolio to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral; or

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica PIMCO Tactical - Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 1. (continued)

(iv) the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrowed.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio (“Navigator”), a money market mutual fund registered under the 1940 Act. The Transamerica Asset Management family of mutual funds is a significant shareholder of the Navigator as of June 30, 2013. No individual portfolio has a significant holding in the Navigator.

By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees.

Such income is reflected separately in the Statement of Operations. Income from loaned securities in the Statement of Operations is net of fees and rebates earned by the lending agent for its services. The value of loaned securities and related collateral outstanding at June 30, 2013 are shown in the Schedule of Investments and the Statement of Assets and Liabilities.

Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

The open repurchase agreements and related collateral at June 30, 2013 are listed in the Schedule of Investments.

Cash overdraft: Throughout the period, the Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the federal funds rate. Payables, if any, are reflected as Due to Custodian in the Statement of Assets and Liabilities. Expenses from cash overdrafts are included in Other in the Statement of Operations.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rates in effect when the investment was acquired. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country, or region.

Foreign taxes: The Portfolio may be subjected to taxes imposed by the countries in which they invest, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Forward foreign currency contracts: The Portfolio is subject to foreign currency exchange rate risk exposure in the normal course of pursuing its investment objectives. The Portfolio enters into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Forward foreign currency contracts are marked to market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are settled, a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts.

Open forward foreign currency contracts at June 30, 2013 are listed in the Schedule of Investments.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica PIMCO Tactical - Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 1. (continued)

Option contracts: The Portfolio is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Portfolio enters into option contracts to manage exposure to various market fluctuations. The Portfolio purchases or writes put and call options on U.S. securities, indices, futures, swaps (“swaptions”), commodities, and currency transactions. Options are valued at the average of the bid and ask (“Mean Quote”) established each day at the close of the board of trade or exchange on which they are traded. Options are marked-to-market daily to reflect the current value of the option. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts, the possibility of an illiquid market, and an inability of the counterparty to meet the contract terms.

Purchased options: Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Portfolio pays premiums, which are included in the Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid from options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying U.S. security, index, futures, swaption, commodity, or currency transaction to determine the realized gain or loss.

Written options: Writing call options tends to decrease exposure to the underlying instrument. Writing put options tends to increase exposure to the underlying instrument. When the Portfolio writes a covered call or put option, the premium received is recorded as a liability in the Statement of Assets and Liabilities and is subsequently marked-to-market to reflect the current market value of the option written. Premiums received from written options which expire unexercised are treated as realized gains. Premiums received from writing options/swaptions which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying U.S. security, index, futures, swaption, commodity, or currency transaction to determine the realized gain or loss. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolio could result in selling or buying a security or currency at a price different from the current market value.

The underlying face amounts of open option and swaption contracts at June 30, 2013 are listed in the Schedule of Investments.

Transactions in written options were as follows:

	Premiums	Notional Amount
Balance at December 31, 2012	$—	$—
Sales	1,734	4,000
Closing Buys	—	—
Expirations	—	—
Exercised	—	—

Balance at June 30, 2013	$1,734	$4,000

Transactions in written swaptions and foreign exchange options were as follows:

	Premiums	Notional Amount
Balance at December 31, 2012	$11,904	$860,000
Sales	14,923	5,420,000
Closing Buys	—	—
Expirations	(1,813)	(1,250,000)
Exercised	—	—

Balance at June 30, 2013	$25,014	$5,030,000

	Premiums	Notional Amount
Balance at December 31, 2012	$—	EUR	—
Sales	92,237		46,790,000
Closing Buys	(87,131)		(44,000,000)
Expirations	(477)		(100,000)
Exercised	—		—

Balance at June 30, 2013	$4,629	EUR	2,690,000

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica PIMCO Tactical - Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 1. (continued)

Futures contracts: The Portfolio is subject to equity and commodity price risks, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The open futures contracts at June 30, 2013 are listed in the Schedule of Investments. The variation margin receivable or payable, as applicable, is included in the Statement of Assets and Liabilities.

Swap agreements: Swap agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investments, cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter (“OTC”) market and may be executed in multilateral or other trade facility platforms, such as a registered exchange (“centrally cleared swaps”). The Portfolio may enter into credit default, cross-currency, interest rate, total return, variance, and other forms of swap agreements to manage exposure to credit, currency, interest rate, and commodity risks. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Swaps are marked-to-market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss in the Statement of Assets and Liabilities.

Payments received or made at the beginning of the measurement period are reflected as such in the Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses in the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses in the Statement of Operations.

Specific risks and accounting related to each type of swap agreement are identified and described in the following paragraphs:

Credit default swap agreements: The Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. The Portfolio enters into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce their risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which they are not otherwise exposed. Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy (buy protection).

Under a credit default swap, one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs (sell protection). The Portfolio’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the notional amount of the contract. This risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty, and by the posting of collateral.

The Portfolio sells credit default swaps, which expose it to risk of loss from credit risk related events specified in the contracts. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. The aggregate fair value of the credit default swaps is disclosed in the Schedule of Investments. The aggregate fair value of assets posted as collateral, net of assets received as collateral, for these swaps is included in the footnotes to the Schedule of Investments. If a defined credit event had occurred during the period, the swaps’ credit-risk-related contingent features would have been triggered, and the Portfolio would have been required to pay the notional amounts for the credit default swaps with a sell protection less the value of the contracts’ related reference obligations.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica PIMCO Tactical - Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 1. (continued)

Total return swap agreements: The Portfolio is subject to commodity, equity, and other risks related to the underlying investments of the swap agreement in the normal course of pursuing its investment objectives. The value of the commodity-linked investments held by the Portfolio can be affected by a variety of factors, including, but not limited to, overall market movements and other factors affecting the value of particular industries or commodities, such as weather, disease, embargoes, acts of war or terrorism, or political and regulatory developments. Commodity-linked derivatives are available from a relatively small number of issuers, subjecting the Portfolio’s investments in commodity-linked derivatives to counterparty risk, which is the risk that the issuer of the commodity-linked derivative will not fulfill its contractual obligations. Total return swap agreements on commodities involve commitments whereby cash flows are exchanged based on the price of a commodity in exchange for either a fixed or floating price or rate. One party would receive payments based on the market value of the commodity involved and pay a fixed amount. Total return swap agreements on indices involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments.

The open centrally cleared swap agreements at June 30, 2013 are listed in the Schedule of Investments. The variation margin receivable or payable, as applicable, is included in the Statement of Assets and Liabilities.

The open OTC swap agreements at June 30, 2013 are listed in the Schedule of Investments. The premiums paid (received), as applicable, is included in the Statement of Assets and Liabilities along with the unrealized appreciation (depreciation).

To be announced (“TBA”) commitments: TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. They are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security to be sold increases prior to settlement date, in addition to the risk of decline in the value of the Portfolio’s other assets. Unsettled TBA commitments are valued at the current value of the underlying securities, according to the procedures described under Security Valuations. Open balances are included in the payable or receivable for investments purchased or sold in the Statement of Assets and Liabilities.

Restricted and illiquid securities: The Portfolio may invest in unregulated or restricted securities. Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

The restricted and illiquid securities at June 30, 2013 are listed in the Schedule of Investments.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, has elected to place security transactions of the Portfolio with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions paid by the Portfolio be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2013.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend date, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class, based upon net assets. Each class bears its own specific expenses in addition to the non-class specific expenses.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica PIMCO Tactical - Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The Portfolio’s Board of Trustees has delegated the valuation functions on a day-to-day basis to TAM, subject to board oversight. TAM has formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board of Trustees. These policies and procedures are reviewed at least annually by the Board of Trustees. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair market value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the net asset value of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica PIMCO Tactical - Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 2. (continued)

Corporate bonds: The fair value of corporate bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Asset backed securities: The fair value of asset backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Short-term notes: Short-term notes are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values would be generally categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Government securities: Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Government securities generally are categorized in Level 2 of the fair value hierarchy, or in Level 3 if inputs are unobservable.

U.S. government agency securities: U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government securities. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Derivative instruments: Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in level 1 of the fair value hierarchy. Over the counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. A substantial majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized in level 2 of the fair value hierarchy or in Level 3 if inputs are unobservable.

The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2013, is disclosed in the Valuation Summary of the Schedule of Investments.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.

TAM, the Portfolio’s investment adviser, is directly owned by Western Reserve Life Assurance Co. of Ohio and AUSA Holding Company (“AUSA”), both of which are indirect, wholly-owned subsidiaries of Aegon NV. AUSA is wholly-owned by Aegon USA, LLC (“Aegon USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Aegon USA is owned by Aegon US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

TFS is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica PIMCO Tactical - Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 3. (continued)

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS, and TCI. No interested trustee receives compensation from the Portfolio.

Investment advisory fees: The Portfolio pays management fees to TAM based on average daily net assets (“ANA”) at the following breakpoints:

First $250 million	0.790%
Over $250 million up to $750 million	0.780%
Over $750 million up to $1.5 billion	0.760%
Over $1.5 billion	0.730%

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

Expense limit	Maximum Operating Expense Limit Effective Through
0.95%	May 1, 2014

TAM is entitled to reimbursement by the Portfolio of fees waived and/or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit.

During the period ended June 30, 2013, the amount reimbursed/waived by TAM was $20,842.

The following amounts were available for recapture by TAM as of June 30, 2013:

Amount Available	Year Reimbursed	Available Through
$ 3,782	2011	12/31/2013
32,606	2012	12/31/2014

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2014. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. The Portfolio pays TFS an annual fee of 0.025% of ANA. The Legal fees in the Statement of Operations are for fees paid to external legal counsel.

Transfer agent services: TFS provides transfer agency services under the Administrative Agreement and is compensated for such services under that agreement. For the period ended June 30, 2013 amounts paid to TFS by the Portfolio are included in Transfer Agent in the Statement of Operations and amounts payable to TFS as of June 30, 2013 are included in Transfer agent fees in the Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica PIMCO Tactical - Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 3. (continued)

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), as elected by the Trustee.

NOTE 4. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2013 were as follows:

Purchases of securities:
Long-term	$2,320,119
U.S. Government	33,994,747

Proceeds from maturities and sales of securities:
Long-term	369,483
U.S. Government	15,372,893

NOTE 5. DERIVATIVE FINANCIAL INSTRUMENTS

The Portfolio is subject to various risks in the normal course of pursuing its investment objective. The volume of swap contracts stayed the same at two contracts. The volume of forward foreign currency contracts and purchased options/swaptions contracts held throughout the period averaged two and three contracts, respectively, with an overall increase from one forward foreign currency contract to two, and no change in purchased options/swaption contracts. The volume of written options/swaptions contracts held during the period averaged 15 contracts, beginning and ending the period with an overall increase from four to 19 contracts. The average volume of future contracts stayed the same throughout the period at two contracts. The tables below highlight the types of risks and the derivative instruments used to mitigate the risks:

Fair Values of Derivative Instruments in the Statement of Assets and Liabilities as of June 30, 2013:

Derivatives not accounted for as hedging instruments

Location	Credit contracts	Equity contracts	Foreign exchange contracts	Interest rate contracts	Total
Asset Derivatives
Purchased options and swaptions, at value (A) (B)	$—	$1,440,024	$—	$18,248	$1,458,272
Premium paid on swap agreements (B) (C )	170,551	—	—	—	170,551
Unrealized appreciation on forward foreign currency contracts	—	—	1,188	—	1,188
Total	$170,551	$1,440,024	$1,188	$18,248	$1,630,011
Liability Derivatives
Written options and swaptions, at value (B)	$—	$—	$—	$(74,494)	$(74,494)
Unrealized depreciation on futures contracts (B) (D)	—	(821,302)	—	—	(821,302)
Unrealized depreciation on swap agreements (B)	(100,520)	(822,874)	—	—	(923,394)
Total	$(100,520)	$(1,644,176)	$—	$(74,494)	$(1,819,190)
(A)	Included within Investment securities, at value.
(B)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(C)	Premiums on centrally cleared swap agreements as reported in the Schedule of Investments. Only cumulative variation margin is reported within the Statement of Assets and Liabilities
(D)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica PIMCO Tactical - Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 5. (continued)

Gross Amounts Not Offset in the Statement of Assets and Liabilities

Financial Assets and Derivative Assets, and Collateral Received as of June 30, 2013:

Counterparty	Gross Amounts of Assets Presented in Statement of Assets and Liabilities(E)	Value Eligible for Offset	Collateral Received(F)	Net Amount (not less than 0)
Bank of America, N.A.	$1,188	$(9)	$—	$1,179
BNP Paribas	18,248	(18,248)	—	—
Other Derivatives (G)	1,610,575	—	—	1,610,575
Total	$1,630,011	$(18,257)	$—	$1,611,754

Financial Liabilities and Derivative Liabilities, and Collateral Pledged as of June 30, 2013:

Counterparty	Gross Amounts of Liabilities Presented in Statement of Assets and Liabilities(E)	Value Eligible for Offset	Collateral Pledged(F)	Net Amount (not less than 0)
Bank of America, N.A.	$9	$(9)	$—	$—
Bank of America Securities LLC	3,565	—	—	3,565
BNP Paribas	846,841	(18,248)	(828,593)	—
Credit Suisse International	6,075	—	—	6,075
Other Derivatives (G)	927,478	—	—	927,478
Goldman Sachs & Co.	35,217	—	—	35,217
HSBC Bank USA	5	—	—	5
Total	$1,819,190	$(18,257)	$(828,593)	$972,340

(E)	Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
(F)	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.
(G)	Other Derivatives are not subject to a master netting arrangement or another similar arrangement.

Effect of Derivative Instruments in the Statement of Operations for the period ended June 30, 2013:

Derivatives not accounted for as hedging instruments

Net Realized Gain (Loss) on derivatives recognized in income	Credit contracts	Equity contracts	Foreign exchange contracts	Interest rate contracts	Total
Net realized gain (loss) on purchased options (H)	$—	$(737,545)	$—	$—	$(737,545)
Net realized gain (loss) on futures contracts	—	5,622,235	—	—	5,622,235
Net realized gain (loss) on written options and swaptions	—	—	—	2,076	2,076
Net realized gain (loss) on swap agreements	107,188	1,492,930	—	—	1,600,118
Net realized gain (loss) on forward foreign currency contracts (I)	—	—	(3,535)	—	(3,535)

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica PIMCO Tactical - Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 5. (continued)

Net change in Unrealized Appreciation (Depreciation) on derivatives recognized in income	Credit contracts	Equity contracts	Foreign exchange contracts	Interest rate contracts	Total
Net change in unrealized appreciation (depreciation) on purchased options (J)	$—	$(395,268)	$—	$5,693	$(389,575)
Net change in unrealized appreciation (depreciation) on futures contracts	—	(974,935)	—	—	(974,935)
Net change in unrealized appreciation (depreciation) on written options and swaptions	—	—	—	(43,851)	(43,851)
Net change in unrealized appreciation (depreciation) on swap agreements	(95,115)	(1,382,932)	—	—	(1,478,047)
Net change in unrealized appreciation (depreciation) on forward foreign currency transactions (K)	—	—	2,410	—	2,410
Total	$12,073	$3,624,485	$(1,125)	$(36,082)	$3,599,351
(H)	Included within Net realized gain (loss) on transactions from Investment securities.
(I)	Included within Net realized gain (loss) on transactions from Foreign currency transactions.
(J)	Included within Net change in unrealized appreciation (depreciation) on Investment securities.
(K)	Included within Net change in unrealized appreciation (depreciation) on Translation of assets and liabilities denominated in foreign currencies.

For non-exchange traded derivatives (swaps and forward foreign currency contracts), under standard derivatives agreements, the Portfolio may be required to post collateral on derivatives if the Portfolio is in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.

NOTE 6. FEDERAL INCOME TAX MATTERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Portfolio’s tax provisions taken or expected to be taken for all open tax years 2009 - 2012, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

NOTE 7. SUBSEQUENT EVENT

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica PIMCO Tactical - Growth VP

INVESTMENT ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board”) held on June 12-13, 2013, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica PIMCO Tactical - Growth VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”).

Following their review and consideration, the Trustees determined that the terms of the Investment Advisory Agreement are reasonable and that the renewal of the Investment Advisory Agreement is in the best interests of the Portfolio and its shareholders. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Investment Advisory Agreement through June 30, 2014. In reaching their decision, the Trustees requested and received from TAM such information as they deemed reasonably necessary to evaluate the Investment Advisory Agreement. The Trustees also considered information they had previously received from TAM as part of their regular oversight of the Portfolio, as well as comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Investment Advisory Agreement, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and/or their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; and TAM’s management oversight process.

The Board also considered the continuous and regular investment advisory and other services provided by TAM for the portion of the management fee it retains after payment of the sub-advisory fee to the Portfolio’s sub-adviser. The Board noted that the investment advisory services include the design and development of the Portfolio and its investment strategy, TAM’s selection, ongoing oversight and monitoring of the Sub-Adviser, TAM’s daily supervision of the Portfolio’s investments and recommendations to change the Portfolio’s investment strategy or sub-adviser where it believes appropriate or advisable. The Board also noted that TAM provides services to all Transamerica mutual funds, including the Portfolio, in the form of oversight of the services provided by the funds’ administrator, custodian and transfer agent and supervision of the performance of recordkeeping, shareholder relations, regulatory reporting and compliance functions of the funds.

Based on these considerations, the Board determined that TAM can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2012.

The Board noted that the performance of the Initial Class of the Portfolio was below the median for its peer universe for the past 1- and 3-year periods. The Board also noted that the performance of the Initial Class of the Portfolio was below its composite benchmark for the past 1- and 3-year periods. The Board also noted that the Portfolio’s performance was attributable to the Portfolio’s previous sub-adviser.

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be procured by TAM, the Board concluded that TAM is capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and that is competitive with other investment companies.

Management Fee and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of other investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by TAM.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica PIMCO Tactical - Growth VP

INVESTMENT ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

The Board noted that the Portfolio’s contractual management fee was above the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Initial Class of the Portfolio were above the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management fee to be received by TAM under the Investment Advisory Agreement is reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any further economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from these economies of scale. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and whether the Portfolio has achieved economies of scale in the future.

Benefits to TAM or its Affiliates from their Relationships with the Portfolio

The Board considered any other benefits derived by TAM and its affiliates from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Portfolio’s sub-adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement is in the best interests of the Portfolio and its shareholders and voted to approve the renewal of the Investment Advisory Agreement.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica PIMCO Total Return VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2013, and held for the entire period until June 30, 2013.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses(A)
Portfolio Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period(B)	Ending Account Value	Expenses Paid During Period(B)	Annualized Expense Ratio
Transamerica PIMCO Total Return VP
Initial Class	$1,000.00	$968.50	$3.33	$1,021.14	$3.42	0.69%
Service Class	1,000.00	967.50	4.53	1,019.91	4.66	0.94

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (179 days), and divided by the number of days in the year (365 days).

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2013

(the following chart summarizes the Schedule of Investments of the portfolio by asset type)

(unaudited)

Asset Type	% of Net Assets
U.S. Government Obligations	39.1%
U.S. Government Agency Obligations	31.0
Corporate Debt Securities	19.5
Mortgage-Backed Securities	8.2
Foreign Government Obligations	6.3
Securities Lending Collateral	6.2
Municipal Government Obligations	3.8
Asset-Backed Securities	1.5
Short-Term U.S. Government Obligations	1.4
Loan Assignments	0.4
Commercial Paper	0.4
Convertible Preferred Stock	0.1
Preferred Stock	0.1
Purchased Swaption	0.1
Repurchase Agreement	0.0	(A)
Other Assets and Liabilities - Net(B)	(18.1)
Total	100.0%

(A)	Amount rounds to less than 0.1%

(B)	The Other Assets and Liabilities - Net category may include, but is not limited to, Reverse Repurchase Agreements, Forward Foreign Currency Contracts, Futures Contracts, Swap Agreements, Written Options and Swaptions, Securities Sold Short, TBA Short Commitments, and Cash Collateral.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS

At June 30, 2013

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 39.1%
U.S. Treasury Bond
2.75%, 11/15/2042 (A) (B)	$ 20,600,000	$ 17,761,073
3.75%, 08/15/2041 (B) (C) (D) (E)	15,100,000	15,942,293
4.38%, 02/15/2038 (C) (D)	9,000,000	10,538,442
4.38%, 05/15/2040	20,400,000	23,925,365
5.25%, 02/15/2029 (A)	1,500,000	1,908,282
7.63%, 11/15/2022 (A)	27,500,000	39,870,710
U.S. Treasury Inflation Indexed Bond
0.75%, 02/15/2042 (A)	3,807,966	3,352,198
2.13%, 02/15/2041	12,530,892	15,257,338
U.S. Treasury Inflation Indexed Note
0.13%, 01/15/2022 - 01/15/2023	60,196,154	58,850,206
0.13%, 07/15/2022 (A)	10,618,335	10,378,594
1.13%, 01/15/2021 (C) (D)	46,244,850	49,456,694
U.S. Treasury Note
0.25%, 01/31/2014 - 05/31/2014	136,100,000	136,192,750
0.25%, 03/31/2014 (A) (E)	41,418,000	41,445,501
0.75%, 12/15/2013 - 02/28/2018	7,600,000	7,419,634
1.00%, 01/15/2014 - 05/15/2014	57,700,000	58,034,837
1.25%, 02/15/2014 - 03/15/2014	62,100,000	62,541,025
1.25%, 02/29/2020 (B)	31,000,000	29,844,754
1.50%, 12/31/2013 - 06/30/2016	4,480,000	4,523,979
1.63%, 08/15/2022	1,100,000	1,032,023
1.75%, 01/31/2014 - 05/15/2022	15,800,000	15,395,581
1.75%, 05/15/2023 (A)	36,400,000	34,090,857
1.88%, 04/30/2014	4,800,000	4,867,498
2.00%, 11/15/2021 (B) (C) (D) (E)	221,400,000	217,577,308
2.00%, 02/15/2022 - 02/15/2023 (A) (B)	10,000,000	9,772,657
2.13%, 08/15/2021 (B)	45,200,000	45,016,398
2.25%, 05/31/2014	51,000,000	51,956,250
2.25%, 03/31/2016 (A)	100,000	104,508
2.63%, 08/15/2020 (A)	10,089,000	10,543,005

Total U.S. Government Obligations (cost $997,465,367)		977,599,760

U.S. GOVERNMENT AGENCY OBLIGATIONS - 31.0%
Fannie Mae
0.74%, 09/25/2041 (F)	49,285,445	49,963,909
1.37%, 06/01/2043 (F)	223,578	227,139
1.88%, 08/01/2035 (F)	21,717	22,737
1.89%, 08/01/2035 (F)	933,513	977,302
2.12%, 08/01/2036 (F)	320,965	341,858
2.18%, 09/01/2035 (F)	1,840,483	1,939,087
2.25%, 05/01/2035 (F)	920,331	957,253
2.26%, 07/01/2032 (F)	7,047	7,113
2.35%, 12/01/2034 (F)	13,689	14,495
2.36%, 01/01/2028 (F)	55,379	59,028
2.39%, 10/01/2035 (F)	19,541	20,673
2.50%, 10/01/2027 - 11/01/2027	70,313,396	70,810,059
3.00%, 12/01/2042 - 06/01/2043	84,001,992	82,188,994
3.50%, 10/01/2020 - 10/01/2026	67,085,872	69,948,821
4.00%, 12/01/2040 - 03/01/2041	1,581,645	1,658,405
4.50%, 05/01/2019 - 05/01/2026	358,845	380,872
5.00%, 10/01/2020 - 01/01/2030	7,760,688	8,400,422
5.50%, 12/01/2017 - 09/01/2027	670,639	723,947
6.50%, 06/17/2038	1,233,109	1,267,505
Fannie Mae, TBA
2.50%	48,000,000	48,277,498

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Fannie Mae, TBA (continued)
3.00%	$ 137,000,000	$ 133,832,025
3.50%	2,000,000	2,083,125
4.50%	1,000,000	1,056,250
5.00%	27,000,000	28,934,609
6.00%	1,000,000	1,087,500
Freddie Mac
0.54%, 12/15/2029 (F)	47,922	47,888
1.37%, 10/25/2044 (F)	1,604,951	1,620,530
1.57%, 07/25/2044 (F)	815,177	836,907
2.36%, 08/01/2023 (F)	53,125	55,191
2.44%, 09/01/2035 (F)	156,070	165,331
3.00%, 09/01/2035 (F)	1,396,603	1,482,952
4.00%, 03/01/2041	63,211,194	65,912,737
4.50%, 03/01/2039 - 09/01/2041	735,576	775,542
6.50%, 07/25/2043	94,080	104,512
Ginnie Mae
2.50%, 12/15/2027 - 03/15/2043	31,919,333	30,833,431
3.00%, 04/15/2042 - 06/15/2043	54,062,872	53,577,709
6.50%, 06/20/2032	4,636	5,337
Ginnie Mae, TBA 3.00%	78,000,000	77,110,316
Overseas Private Investment Corp.
2.07%, 05/15/2021 (G)	30,324,520	29,597,641
5.75%, 04/15/2014	3,779,880	5,079,289
Series E-2
Zero coupon, 09/20/2013 (G)	1,483,665	1,485,069
U.S. Small Business Administration Series P10A, Class 1 4.50%, 02/01/2014	94,782	96,417

Total U.S. Government Agency Obligations (cost $781,863,020)		773,967,425

FOREIGN GOVERNMENT OBLIGATIONS - 6.3%
Australia Government Bond
5.50%, 12/15/2013	AUD 26,500,000	24,560,330
Brazil Notas do Tesouro Nacional Series F 10.00%, 01/01/2014 - 01/01/2023	BRL 83,732,000	36,743,105
Bundesschatzanweisungen 0.75%, 09/13/2013	EUR 65,400,000	85,243,648
Canada Housing Trust No. 1 2.40%, 12/15/2022 - 144A	CAD 7,900,000	7,222,975
Hong Kong SAR Government Bond 5.13%, 08/01/2014 - 144A (H)	$ 2,700,000	2,817,817
Republic of Brazil 10.25%, 01/10/2028	BRL 2,050,000	941,694
Vnesheconombank Via VEB Finance PLC 5.38%, 02/13/2017 - 144A	$ 300,000	311,625

Total Foreign Government Obligations (cost $168,730,311)		157,841,194

MORTGAGE-BACKED SECURITIES - 8.2%
Adjustable Rate Mortgage Trust
Series 2005-10, Class 1A21
2.89%, 01/25/2036 (F)	357,587	295,203
Series 2005-4, Class 1A1
2.80%, 08/25/2035 (F)	265,960	221,012

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Adjustable Rate Mortgage Trust (continued)
Series 2005-5, Class 2A1
2.88%, 09/25/2035 (F)	$ 282,048	$ 250,850
Alternative Loan Trust Series 2003-J3, Class 2A1 6.25%, 12/25/2033	197,224	208,708
American Home Mortgage Assets LLC
Series 2006-4, Class 1A12
0.40%, 10/25/2046 (F)	3,940,226	2,589,430
Series 2006-5, Class A1
1.09%, 11/25/2046 (F)	801,288	440,124
American Home Mortgage Investment Trust Series 2005-2, Class 4A1 1.91%, 09/25/2045 (F)	6,299	6,151
Banc of America Funding Corp.
Series 2005-D, Class A1
2.64%, 05/25/2035 (F)	132,127	132,363
Series 2006-J, Class 4A1
5.63%, 01/20/2047 (F)	155,579	118,325
Banc of America Mortgage Securities, Inc. Series 2004-L, Class 2A1 3.00%, 01/25/2035 (F)	824,429	797,415
Banc of America Re-REMIC Trust Series 2010-UB5, Class A4A 5.67%, 02/17/2051 - 144A (F)	20,000,000	22,768,000
Bear Stearns Adjustable Rate Mortgage Trust
Series 2003-5, Class 2A1
2.71%, 08/25/2033 (F)	1,310,970	1,309,846
Series 2003-8, Class 2A1
3.07%, 01/25/2034 (F)	72,522	71,993
Series 2003-8, Class 4A1
3.08%, 01/25/2034 (F)	183,985	180,730
Series 2003-9, Class 2A1
2.98%, 02/25/2034 (F)	203,137	197,747
Series 2004-10, Class 22A1
2.98%, 01/25/2035 (F)	273,398	257,223
Series 2005-2, Class A2
2.79%, 03/25/2035 (F)	469,737	464,450
Series 2005-5, Class A2
2.32%, 08/25/2035 (F)	396,844	390,553
Bear Stearns Alt-A Trust
Series 2006-6, Class 32A1
2.91%, 11/25/2036 (F)	1,023,681	672,163
Series 2006-8, Class 3A1
0.35%, 02/25/2034 (F)	842,529	819,103
Series 2006-R1, Class 2E21
2.59%, 08/25/2036 (F)	768,579	304,629
Bear Stearns Structured Products, Inc.
Series 2007-R6, Class 1A1
2.64%, 01/26/2036 (F)	644,184	485,645
Series 2007-R6, Class 2A1
2.65%, 12/26/2046 (F)	422,272	287,825
Berica ABS Srl Series 2011-1, Class A1 0.52%, 12/30/2055 - Reg S (F)	EUR 13,681,128	16,846,417

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Berica Residential MBS Srl Series 8, Class A 0.54%, 03/31/2048 - Reg S (F)	EUR 25,647,728	$ 30,265,284
ChaseFlex Trust Series 2007-3, Class 1A2 0.65%, 07/25/2037 (F)	$ 2,529,898	1,375,959
Citigroup Mortgage Loan Trust, Inc.
Series 2005-6, Class A1
2.27%, 09/25/2035 (F)	681,570	666,623
Series 2005-6, Class A2
2.29%, 09/25/2035 (F)	504,834	490,116
Series 2006-NC1, Class A2B
0.30%, 08/25/2036 (F)	1,187	1,186
Series 2007-10, Class 22AA
3.03%, 09/25/2037 (F)	3,325,407	2,640,822
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD5, Class A4 5.89%, 11/15/2044 (F)	393,231	446,246
Countrywide Alternative Loan Trust
Series 2003-J1, Class 4A1
6.00%, 10/25/2032	8,029	7,809
Series 2005-14, Class 2A1
0.40%, 05/25/2035 (F)	346,292	275,547
Series 2005-56, Class 5A2
0.96%, 11/25/2035 (F)	844,494	650,798
Series 2005-62, Class 2A1
1.17%, 12/25/2035 (F)	5,492	3,909
Series 2005-81, Class A1
0.47%, 02/25/2037 (F)	1,918,257	1,326,085
Series 2006-OA1, Class 2A1
0.40%, 03/20/2046 (F)	1,498,846	1,059,729
Series 2006-OA17, Class 1A1A
0.39%, 12/20/2046 (F)	4,701,775	3,118,514
Series 2006-OA19, Class A1
0.37%, 02/20/2047 (F)	1,803,082	1,195,290
Series 2006-OA9, Class 2A1A
0.40%, 07/20/2046 (F)	9,936	5,561
Series 2007-HY4, Class 1A1
2.74%, 06/25/2037 (F)	3,739,617	2,968,556
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2002-30, Class M
2.87%, 10/19/2032 (F)	70,246	48,674
Series 2004-12, Class 11A1
2.96%, 08/25/2034 (F)	111,220	96,007
Series 2004-R1, Class 2A
6.50%, 11/25/2034 - 144A	609,789	634,608
Series 2005-HY10, Class 5A1
5.16%, 02/20/2036 (F)	388,471	330,808
Series 2006-OA5, Class 2A2
0.49%, 04/25/2036 (F)	354,955	60,257
Credit Suisse First Boston Mortgage Securities Corp. Series 2003-AR15, Class 2A1 2.34%, 06/25/2033 (F)	836,320	807,108
Deutsche ALT-A Securities, Inc., Alternate Loan Trust Series 2005-AR1, Class 2A1 1.84%, 08/25/2035 (F)	197,260	145,016

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
First Horizon Asset Securities, Inc. Series 2005-AR3, Class 2A1 2.62%, 08/25/2035 (F)	$ 125,550	$ 119,689
Granite Mortgages PLC
Series 2003-3, Class 3A
0.88%, 01/20/2044 - Reg S (F)	GBP 527,035	784,761
Series 2004-3, Class 3A2
0.89%, 09/20/2044 - Reg S (F)	3,122,110	4,639,354
Greenpoint Mortgage Funding Trust Series 2006-AR7, Class 1A32 0.39%, 12/25/2046 (F)	$ 671,811	281,596
Greenpoint Mortgage Pass-Through Certificates Series 2003-1, Class A1 2.92%, 10/25/2033 (F)	239,830	234,858
GSR Mortgage Loan Trust
Series 2005-AR6, Class 2A1
2.66%, 09/25/2035 (F)	683,899	671,838
Series 2006-AR1, Class 2A1
2.80%, 01/25/2036 (F)	9,577	8,498
Harborview Mortgage Loan Trust
Series 2005-4, Class 4A
2.85%, 07/19/2035 (F)	423,879	392,995
Series 2006-1, Class 2A1A
0.43%, 03/19/2036 (F)	2,299,765	1,556,377
Series 2006-5, Class 2A1A
0.37%, 07/19/2046 (F)	1,139,446	772,845
Series 2006-7, Class 2A1A
0.39%, 09/19/2046 (F)	565,366	428,158
Series 2007-1, Class 2A1A
0.32%, 04/19/2038 (F)	1,414,870	1,139,440
IndyMac Index Mortgage Loan Trust
Series 2004-AR11, Class 2A
2.57%, 12/25/2034 (F)	78,694	74,782
Series 2006-AR12, Class A1
0.38%, 09/25/2046 (F)	708,005	561,622
JPMorgan Mortgage Trust
Series 2005-A1, Class 6T1
4.48%, 02/25/2035 (F)	140,638	140,565
Series 2007-A1, Class 5A5
3.01%, 07/25/2035 (F)	1,869,209	1,888,063
LB-UBS Commercial Mortgage Trust Series 2007-C7, Class A3 5.87%, 09/15/2045 (F)	4,512,774	5,029,910
Luminent Mortgage Trust Series 2006-6, Class 2A1 0.39%, 10/25/2046 (F)	533,618	430,418
MASTR Alternative Loan Trust Series 2006-2, Class 2A1 0.59%, 03/25/2036 (F)	308,245	65,110
Merrill Lynch Mortgage Investors Trust
Series 2005-2, Class 1A
1.66%, 10/25/2035 (F)	8,872,944	8,573,536
Series 2005-2, Class 2A
2.44%, 10/25/2035 (F)	323,499	321,087
Series 2005-2, Class 3A
1.19%, 10/25/2035 (F)	112,963	111,142
Series 2005-3, Class 4A
0.44%, 11/25/2035 (F)	59,442	54,880

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Merrill Lynch Mortgage Investors Trust (continued)
Series 2005-A10, Class A
0.40%, 02/25/2036 (F)	$ 355,563	$ 307,112
Morgan Stanley Capital I Trust Series 2007-IQ15, Class A4 6.09%, 06/11/2049 (F)	400,000	449,923
Morgan Stanley Mortgage Loan Trust Series 2007-3XS, Class 2A1A 0.26%, 01/25/2047 (F)	233,720	214,117
NACC Reperforming Loan REMIC Trust Series 2004-R1, Class A1 6.50%, 03/25/2034 - 144A	765,877	802,204
Permanent Master Issuer PLC
Series 2011-1A, Class 1A1
1.68%, 07/15/2042 - 144A (F) (H)	10,400,000	10,460,934
Series 2011-1A, Class 1A3
1.51%, 07/15/2042 - 144A (F)	EUR 16,000,000	20,943,810
RALI Trust Series 2005-QO3, Class A1 0.59%, 10/25/2045 (F)	$ 496,672	359,446
Reperforming Loan REMIC Trust
Series 2003-R4, Class 2A
6.50%, 01/25/2034 - 144A (F)	535,925	554,945
Series 2005-R2, Class 1AF1
0.53%, 06/25/2035 - 144A (F)	1,045,504	939,821
Residential Asset Securitization Trust Series 2006-R1, Class A2 0.59%, 01/25/2046 (F)	597,056	270,168
RFMSI Trust
Series 2003-S9, Class A1
6.50%, 03/25/2032	13,144	13,796
Series 2005-SA4, Class 1A21
3.27%, 09/25/2035 (F)	922,265	730,124
RMAC Securities PLC Series 2007-NS1X, Class A2B 0.42%, 06/12/2044 - Reg S (F)	13,085,842	11,748,600
Sequoia Mortgage Trust Series 10, Class 2A1 0.95%, 10/20/2027 (F)	55,096	53,612
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-20, Class 3A1
2.61%, 01/25/2035 (F)	298,457	273,077
Series 2005-17, Class 3A1
2.61%, 08/25/2035 (F)	102,881	94,203
Series 2005-18, Class 3A1
2.86%, 09/25/2035 (F)	3,246,320	2,707,950
Structured Asset Mortgage Investments, Inc.
Series 2002-AR3, Class A1
0.85%, 09/19/2032 (F)	44,105	42,230
Series 2005-AR5, Class A1
0.44%, 07/19/2035 (F)	144,153	127,052
Series 2005-AR5, Class A2
0.44%, 07/19/2035 (F)	133,710	123,352
Series 2005-AR5, Class A3
0.44%, 07/19/2035 (F)	257,099	249,597
Series 2005-AR8, Class A1A
0.47%, 02/25/2036 (F)	290,008	221,952

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Structured Asset Mortgage Investments, Inc. (continued)
Series 2006-AR3, Class 12A1
0.41%, 05/25/2036 (F)	$ 1,805,656	$ 1,230,592
Series 2006-AR6, Class 2A1
0.38%, 07/25/2046 (F)	4,938,716	3,711,263
WaMu Commercial Mortgage Securities Trust Series 2007-SL2, Class A 5.43%, 12/27/2049 - 144A (F)	6,902,207	6,903,940
WaMu Mortgage Pass-Through Certificates
Series 2002-AR2, Class A
2.22%, 02/27/2034 (F)	95,482	96,670
Series 2003-AR9, Class 2A
2.46%, 09/25/2033 (F)	3,283,660	3,273,724
Series 2004-AR1, Class A
2.56%, 03/25/2034 (F)	244,310	240,329
Series 2005-AR11, Class A1A
0.51%, 08/25/2045 (F)	199,514	179,255
Series 2006-AR10, Class 1A1
2.66%, 09/25/2036 (F)	1,637,146	1,327,431
Series 2006-AR17, Class 1A
0.99%, 12/25/2046 (F)	870,762	663,603
Series 2006-AR19, Class 1A1A
0.90%, 01/25/2047 (F)	242,878	225,508
Series 2006-AR3, Class A1A
1.17%, 02/25/2046 (F)	992,390	889,794
Series 2006-AR7, Class 3A
2.47%, 07/25/2046 (F)	1,838,117	1,685,287
Series 2006-AR7, Class C1B2
0.41%, 07/25/2046 (F)	100,619	6,795
Series 2006-AR9, Class 2A
2.47%, 08/25/2046 (F)	1,627,108	1,429,690
Series 2007-HY1, Class 1A1
2.44%, 02/25/2037 (F)	574,384	441,902
Series 2007-OA1, Class A1A
0.87%, 02/25/2047 (F)	1,708,606	1,272,132
Series 2007-OA3, Class 2A1A
0.93%, 04/25/2047 (F)	565,257	487,354
Series 2007-OA6, Class 1A
0.98%, 07/25/2047 (F)	838,059	715,162
Wells Fargo Mortgage Backed Securities Trust
Series 2004-CC, Class A1
2.62%, 01/25/2035 (F)	389,861	384,276
Series 2006-AR4, Class 2A6
5.59%, 04/25/2036 (F)	359,917	126,375
Series 2006-AR8, Class 2A4
2.72%, 04/25/2036 (F)	796,160	743,615

Total Mortgage-Backed Securities (cost $202,078,467)		204,740,663

ASSET-BACKED SECURITIES - 1.5%
Amortizing Residential Collateral Trust Series 2002-BC4, Class A 0.77%, 07/25/2032 (F)	6,344	5,728
Asset Backed Funding Certificates Series 2005-OPT1, Class A1MZ 0.54%, 07/25/2035 (F)	132,129	127,604

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Avoca CLO III PLC Series III-X, Class A 0.58%, 09/15/2021 - Reg S (F)	EUR 2,842,540	$ 3,647,085
Bear Stearns Asset Backed Securities Trust
Series 2002-2, Class A1
0.85%, 10/25/2032 (F)	$ 22,244	20,645
Series 2006-SD3, Class 21A1
3.05%, 07/25/2036 (F)	276,092	256,731
Series 2006-SD4, Class 1A1
3.00%, 10/25/2036 (F)	665,821	640,995
Chester Asset Receivables Dealings Series 2004-1, Class A 0.70%, 04/15/2016 - Reg S (F)	GBP 13,300,000	20,200,552
Harbourmaster CLO, Ltd. Series 5A, Class A1 0.47%, 06/15/2020 - 144A (F)	EUR 1,484,354	1,913,510
Home Equity Asset Trust Series 2002-1, Class A4 0.79%, 11/25/2032 (F)	$ 1,283	1,092
JPMorgan Mortgage Acquisition Corp. Series 2007-CH3, Class A2 0.27%, 03/25/2037 (F)	421	421
Lehman XS Trust Series 2006-GP4, Class 2A2 0.42%, 08/25/2046 (F)	68,581	4,242
New Century Home Equity Loan Trust Series 2005-2, Class A1ZA 0.45%, 06/25/2035 (F)	16,096	16,048
Securitized Asset Backed Receivables LLC Series 2007-NC2, Class A2A 0.23%, 01/25/2037 (F)	34,909	34,544
Small Business Administration Participation Certificates
Series 2003-20I, Class 1
5.13%, 09/01/2023	189,872	205,780
Series 2004-20C, Class 1
4.34%, 03/01/2024	1,229,008	1,326,158
Series 2008-20L, Class 1
6.22%, 12/01/2028	2,488,093	2,846,893
Structured Asset Securities Corp.
Series 2002-HF1, Class A
0.77%, 01/25/2033 (F)	1,143	1,068
Series 2007-GEL1, Class A1
0.29%, 01/25/2037 - 144A (F)	436,596	411,673
Wood Street CLO BV Series I, Class A 0.54%, 11/22/2021 - Reg S (F)	EUR 4,628,134	5,874,928

Total Asset-Backed Securities (cost $37,845,078)		37,535,697

MUNICIPAL GOVERNMENT OBLIGATIONS - 3.8%
Buckeye Tobacco Settlement Financing Authority
5.88%, 06/01/2047	$ 1,500,000	1,209,300
Series 2011-1A, Class A1B
5.88%, 06/01/2030	2,900,000	2,452,182

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Chicago Transit Authority
Class A
6.90%, 12/01/2040	$ 11,100,000	$ 12,972,681
Class B
6.90%, 12/01/2040	7,300,000	8,394,489
Golden State Tobacco Securitization Corp. 5.13%, 06/01/2047	300,000	232,125
Kentucky State Property & Building Commission
4.30%, 11/01/2019	500,000	531,010
4.40%, 11/01/2020	600,000	639,186
5.37%, 11/01/2025	1,100,000	1,204,324
Los Angeles Department of Water & Power 5.00%, 07/01/2044	6,900,000	7,155,507
Los Angeles Unified School District Series A-1, Class A 4.50%, 07/01/2022	2,155,000	2,342,894
New Jersey State Turnpike Authority
5.00%, 01/01/2025 - 01/01/2027	300,000	331,041
Series A
5.00%, 01/01/2026	200,000	221,358
New York City Transitional Finance Authority Future Tax Secured Revenue
4.73%, 11/01/2023	900,000	992,466
4.91%, 11/01/2024	600,000	664,098
5.08%, 11/01/2025	600,000	661,698
New York City Water & Sewer System 5.75%, 06/15/2040	6,200,000	6,987,524
New York State Thruway Authority 5.00%, 03/15/2026 - 03/15/2027	23,655,000	26,396,392
Palomar Community College District 4.75%, 05/01/2032	100,000	103,535
Port Authority of New York & New Jersey 4.46%, 10/01/2062	9,800,000	8,885,758
State of California - Build America Bonds
7.50%, 04/01/2034	1,100,000	1,433,850
7.55%, 04/01/2039	3,400,000	4,550,458
Tobacco Securitization Authority of Southern California Series A 5.13%, 06/01/2046	3,100,000	2,488,711
Tobacco Settlement Finance Authority Series A 7.47%, 06/01/2047	2,405,000	2,043,264
Tobacco Settlement Financing Corp.
5.88%, 05/15/2039	100,000	99,750
Series 1A
5.00%, 06/01/2041	4,000,000	3,188,280

Total Municipal Government Obligations (cost $93,981,908)		96,181,881

CORPORATE DEBT SECURITIES - 19.5%
Automobiles - 0.3%
Volkswagen International Finance NV 0.88%, 04/01/2014 - 144A (F)	6,200,000	6,209,027

	Principal	Value
Capital Markets - 2.2%
Goldman Sachs Group, Inc.
0.50%, 11/15/2014 (F)	EUR 900,000	$ 1,167,525
0.55%, 05/23/2016 (F)	10,800,000	13,762,066
Morgan Stanley
0.76%, 10/15/2015 (F)	$ 1,100,000	1,078,593
2.88%, 07/28/2014 (A)	2,700,000	2,749,869
3.45%, 11/02/2015	13,800,000	14,239,723
6.25%, 08/28/2017	5,500,000	6,133,006
6.63%, 04/01/2018	13,900,000	15,755,024
Commercial Banks - 7.2%
Abbey National Treasury Services PLC
1.86%, 04/25/2014 (F)	14,500,000	14,605,676
3.88%, 11/10/2014 - 144A	1,100,000	1,132,708
ANZ National International, Ltd. 6.20%, 07/19/2013 - 144A	11,800,000	11,831,341
Barclays Bank PLC
1.32%, 01/13/2014 (F)	22,800,000	22,906,932
10.18%, 06/12/2021 - 144A	5,520,000	7,000,409
BPCE SA 2.02%, 02/07/2014 - 144A (F)	29,700,000	29,940,451
Export-Import Bank of Korea 8.13%, 01/21/2014 (A)	13,100,000	13,598,494
HSBC Capital Funding, LP 10.18%, 06/30/2030 - 144A (F) (I)	100,000	142,000
JPMorgan Chase Bank NA 6.00%, 10/01/2017	1,600,000	1,822,546
Lloyds TSB Bank PLC 12.00%, 12/16/2024 - 144A (F) (I)	16,500,000	21,977,274
Rabobank Nederland NV 11.00%, 06/30/2019 - 144A (F) (I)	1,910,000	2,449,575
SSIF Nevada, LP 0.98%, 04/14/2014 - 144A (F)	19,800,000	19,892,585
Stadshypotek AB 1.45%, 09/30/2013 - 144A (A)	16,700,000	16,745,090
UBS AG 5.88%, 12/20/2017	1,569,000	1,804,745
UBS AG, Series MTN 4.88%, 08/04/2020	3,221,000	3,556,641
Wells Fargo & Co. 7.98%, 03/15/2018 (A) (F) (I)	8,700,000	9,831,000
Consumer Finance - 0.7%
Ally Financial, Inc.
3.67%, 06/20/2014 (F)	6,900,000	6,960,996
8.00%, 03/15/2020 (A)	8,880,000	10,311,900
SLM Corp., Series MTN 0.58%, 01/27/2014 (F)	800,000	792,965
Diversified Financial Services - 5.8%
Bank of America Corp.
6.50%, 08/01/2016	4,500,000	5,073,507
7.63%, 06/01/2019	15,000,000	18,026,625
Bank of America Corp., Series GMTN 5.65%, 05/01/2018	7,900,000	8,776,758
Bear Stearns Cos., LLC
5.70%, 11/15/2014 (A)	4,400,000	4,687,289
6.40%, 10/02/2017	2,200,000	2,537,579
7.25%, 02/01/2018	1,500,000	1,786,112
Citigroup, Inc.
2.28%, 08/13/2013 (F)	14,200,000	14,230,502
6.00%, 08/15/2017	5,300,000	5,971,939

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

	Principal	Value
Diversified Financial Services (continued)
Ford Motor Credit Co., LLC
5.63%, 09/15/2015 (A)	$ 10,845,000	$ 11,652,096
7.00%, 10/01/2013	800,000	811,770
General Electric Capital Corp.
0.57%, 06/20/2014 (F)	13,100,000	13,102,502
1.00%, 12/11/2015	8,200,000	8,187,749
6.25%, 12/15/2022 (A) (F) (I)	1,300,000	1,381,250
JPMorgan Chase & Co.
4.25%, 10/15/2020	22,900,000	23,803,107
4.40%, 07/22/2020	800,000	836,582
6.30%, 04/23/2019	5,400,000	6,273,169
Lehman Brothers Holdings (Escrow shares)
1.00%, 12/30/2016 - 01/24/2049 (J)	14,600,000	3,552,750
6.75%, 12/28/2017 (G) (J)	4,000,000	0
Merrill Lynch & Co., Inc.
0.47%, 01/31/2014 (F)	EUR 2,100,000	2,730,747
6.40%, 08/28/2017	$ 11,200,000	12,646,637
Diversified Telecommunication Services - 0.2%
KT Corp. 4.88%, 07/15/2015 - 144A	900,000	953,482
Qtel International Finance, Ltd. 4.75%, 02/16/2021 - Reg S (A)	5,000,000	5,196,500
Electric Utilities - 0.1%
Saudi Electricity Global Sukuk Co. 25.06%, 04/08/2043 - 144A (H)	2,000,000	1,820,000
Energy Equipment & Services - 0.2%
NGPL PipeCo LLC 7.12%, 12/15/2017 - 144A (A)	4,100,000	3,977,000
Health Care Equipment & Supplies - 0.2%
Boston Scientific Corp. 6.00%, 01/15/2020	3,900,000	4,414,320
Insurance - 0.6%
American International Group, Inc. 8.25%, 08/15/2018	12,300,000	15,253,759
Metals & Mining - 0.1%
Gold Fields Orogen Holding BVI, Ltd. 4.88%, 10/07/2020 - Reg S (A)	3,000,000	2,535,000
Oil, Gas & Consumable Fuels - 0.8%
El Paso LLC, Series GMTN
7.75%, 01/15/2032	425,000	451,532
7.80%, 08/01/2031	125,000	132,023
Gazprom OAO Via GAZ Capital SA
6.51%, 03/07/2022 - Reg S (A)	10,900,000	11,526,750
8.15%, 04/11/2018 - 144A	1,200,000	1,374,000
Gazprom OAO Via GAZ Capital SA, Series EMTN 8.63%, 04/28/2034 - Reg S (A)	6,000,000	7,110,000
Tobacco - 0.3%
Altria Group, Inc.
9.25%, 08/06/2019	4,391,000	5,815,423
9.70%, 11/10/2018	845,000	1,123,349
Reynolds American, Inc. 7.63%, 06/01/2016	800,000	932,704
Trading Companies & Distributors - 0.8%
International Lease Finance Corp.
6.75%, 09/01/2016 - 144A	4,000,000	4,320,000
7.13%, 09/01/2018 - 144A	13,200,000	14,586,000

	Principal	Value
Transportation Infrastructure - 0.0% (K)
Korea Expressway Corp. 5.13%, 05/20/2015 - 144A	$ 850,000	$ 902,465

Total Corporate Debt Securities (cost $454,305,578)		486,891,138

COMMERCIAL PAPER - 0.4%
Automobiles - 0.0% (K)
Daimler Finance North America LLC 1.07%, 10/11/2013 - 144A	700,000	697,836
Diversified Financial Services - 0.4%
Ford Motor Credit Co. 1.00%, 11/04/2013	9,500,000	9,466,222

Total Commercial Paper (cost $10,164,058)		10,164,058

LOAN ASSIGNMENTS - 0.4%
Computers & Peripherals - 0.3%
Dell, Inc. 1st Lien - , 02/28/2014 (H)	4,700,000	4,676,500
Dell, Inc. 2nd Lien - , 02/05/2021 (H)	2,900,000	2,885,500
Electric Utilities - 0.1%
Texas Competitive Electric Holdings Co. LLC, Non-Extended 3.72%, 10/10/2014 (F)	3,729,900	2,651,336

Total Loan Assignments (cost $11,169,716)		10,213,336

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 1.4%
Freddie Mac
0.05%, 07/29/2013	6,600,000	6,599,725
0.11%, 01/23/2014	8,600,000	8,594,534
U.S. Treasury Bill
0.02%, 08/15/2013 (L) (M)	690,000	689,968
0.09%, 02/06/2014 (C) (E) (L) (M)	2,883,000	2,881,523
0.11%, 04/03/2014 (L) (M)	520,000	519,494
0.12%, 05/29/2014 (E) (L) (M)	10,976,000	10,962,765
0.12%, 05/01/2014 (L) (M)	341,000	340,652
0.15%, 06/26/2014 (L)	3,438,000	3,433,160

Total Short-Term U.S. Government Obligations (cost $34,021,821)		34,021,821

	Shares	Value
CONVERTIBLE PREFERRED STOCK - 0.1%
Commercial Banks - 0.1%
Wells Fargo & Co. - Series L, 7.50% (I)	2,900	3,462,600

Total Convertible Preferred Stock (cost $2,690,035)		3,462,600

PREFERRED STOCK - 0.1%
Thrifts & Mortgage Finance - 0.1%
DG Funding Trust 144A, 0.61% (F) (G) (H)	380	2,688,576

Total Preferred Stock (cost $4,042,401)		2,688,576

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

	Contracts	Value
PURCHASED SWAPTION - 0.1% (N)
Put Option - 0.1%
OTC- If exercised the Fund receives floating 3-month LIBOR, and pays 3.45%, European Style (H) Expires 09/21/2015 Counterparty: RBS	$ 19,300,000	$ 2,366,659

Total Purchased Swaption (cost $1,538,371)		2,366,659

	Shares	Value
SECURITIES LENDING COLLATERAL - 6.2%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.18% (L)	153,896,288	153,896,288

Total Securities Lending Collateral (cost $153,896,288)		153,896,288

	Principal	Value
REPURCHASE AGREEMENT - 0.0% (K)
State Street Bank & Trust Co. 0.03% (L), dated 06/28/2013, to be repurchased at $1,078,670 on 07/01/2013. Collateralized by U.S. Government Agency Obligations, 3.00% - 3.50%, due 11/01/2025 - 12/01/2026, and with a total value of $1,102,099.	$ 1,078,667	1,078,667

Total Repurchase Agreement (cost $1,078,667)		1,078,667

Total Investment Securities (cost $2,954,871,086) (O)		2,952,649,763
Other Assets and Liabilities - Net		(453,309,337)

Net Assets		$ 2,499,340,426

	Principal	Value
TBA SHORT COMMITMENTS - (6.1%) (P)
U.S. GOVERNMENT AGENCY OBLIGATIONS - (6.1%)
Fannie Mae, TBA
2.50%	$ (66,000,000)	$ (66,381,559)
3.50%	(64,000,000)	(66,660,000)
4.00%	(1,000,000)	(1,041,758)
Freddie Mac, TBA 4.00%	(18,000,000)	(18,717,890)

Total U.S. Government Agency Obligations (proceeds $(154,260,781))		(152,801,207)

Total TBA Short Commitments (proceeds $(154,260,781))		(152,801,207)

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

WRITTEN SWAPTIONS: (N)
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums Paid (Received)	Value
Call- OTC 10-Year Interest Rate Swap	BCLY	3-Month USD LIBOR BBA	Receive	1.80%	07/29/2013	$ 4,400,000	$(18,480)	$(6)
Call- OTC 10-Year Interest Rate Swap	GSC	3-Month USD LIBOR BBA	Receive	1.80	07/29/2013	10,600,000	(42,576)	(14)
Call- OTC 10-Year Interest Rate Swap	DUB	3-Month USD LIBOR BBA	Receive	1.80	07/29/2013	14,700,000	(29,400)	(19)
Call- OTC 10-Year Interest Rate Swap	MSC	3-Month USD LIBOR BBA	Receive	1.80	07/29/2013	18,200,000	(75,075)	(24)
Put- OTC 10-Year Interest Rate Swap	BCLY	3-Month USD LIBOR BBA	Pay	2.65	07/29/2013	4,400,000	(33,000)	(63,445)
Put- OTC 10-Year Interest Rate Swap	GSC	3-Month USD LIBOR BBA	Pay	2.65	07/29/2013	10,600,000	(79,240)	(152,845)
Put- OTC 10-Year Interest Rate Swap	DUB	3-Month USD LIBOR BBA	Pay	2.65	07/29/2013	14,700,000	(92,610)	(211,964)
Put- OTC 10-Year Interest Rate Swap	MSC	3-Month USD LIBOR BBA	Pay	2.65	07/29/2013	18,200,000	(141,960)	(262,432)
Put- OTC 2-Year Interest Rate Swap	BCLY	6-Month EUR EURIBOR Reuters	Pay	1.15	07/24/2013	EUR 15,600,000	(26,707)	(974)
Put- OTC 5-Year Interest Rate Swap	DUB	3-Month USD LIBOR BBA	Pay	1.25	09/03/2013	$ 9,900,000	(26,730)	(213,126)
Put- OTC 5-Year Interest Rate Swap	MSC	3-Month USD LIBOR BBA	Pay	1.25	09/03/2013	61,800,000	(156,120)	(1,330,421)
Put- OTC 5-Year Interest Rate Swap	DUB	3-Month USD LIBOR BBA	Pay	1.40	09/03/2013	75,200,000	(266,960)	(1,200,055)
Put- OTC 5-Year Interest Rate Swap	GSC	3-Month USD LIBOR BBA	Pay	1.50	10/28/2013	278,900,000	(781,180)	(4,992,276)
Put- OTC 5-Year Interest Rate Swap	RBS	3-Month USD LIBOR BBA	Pay	2.50	09/21/2015	81,100,000	(1,540,900)	(3,118,873)
Put- OTC 5-Year Interest Rate Swap	BCLY	6-Month EUR EURIBOR Reuters	Pay	1.70	07/24/2013	EUR 41,200,000	(220,451)	(29,411)
Put- OTC 5-Year Interest Rate Swap	RBS	6-Month EUR EURIBOR Reuters	Pay	1.70	07/24/2013	14,000,000	(82,638)	(9,994)
Put- OTC 5-Year Interest Rate Swap	CITI	6-Month EUR EURIBOR Reuters	Pay	1.70	07/24/2013	5,500,000	(24,859)	(3,926)
Put- OTC 5-Year Interest Rate Swap	DUB	6-Month EUR EURIBOR Reuters	Pay	1.70	07/24/2013	13,900,000	(72,476)	(9,923)

							$(3,711,362)	$(11,599,728)

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

CENTRALLY CLEARED SWAP AGREEMENTS: (Q)
CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION: (R)
Reference Obligation	Fixed Deal Pay Rate	Expiration Date	Currency Code	Notional Amount (S)	Market Value (T)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North America High Yield Index - Series 14	5.00%	06/20/2015	USD	16,896,000	$(1,095,852)	$138,537	$(1,234,389)
North America High Yield Index - Series 15	5.00	12/20/2015	USD	54,432,000	(3,889,163)	1,479,154	(5,368,317)
North America Investment Grade Index - Series 14	1.00	06/20/2015	USD	33,800,000	(481,093)	61,370	(542,463)

					$(5,466,108)	$1,679,061	$(7,145,169)

INTEREST RATE SWAP AGREEMENTS - FIXED RATE RECEIVABLE:
Floating Rate Index	Fixed Rate	Expiration Date	Currency Code	Notional Amount	Market Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
6-Month AUD BBR BBSW	3.50%	03/15/2018	AUD	9,700,000	$(11,738)	$(23,108)	$11,370
6-Month AUD BBR BBSW	3.75	12/11/2018	AUD	27,700,000	(13,483)	(58,766)	45,283
6-Month AUD BBR BBSW	3.75	03/15/2023	AUD	31,600,000	(1,245,373)	(195,199)	(1,050,174)

					$(1,270,594)	$(277,073)	$(993,521)

INTEREST RATE SWAP AGREEMENTS - FIXED RATE PAYABLE:
Floating Rate Index	Fixed Rate	Maturity Date	Currency Code	Notional Amount	Market Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	0.75%	06/19/2017	USD	36,900,000	$612,948	$239,599	$373,349
3-Month USD-LIBOR	1.40	03/20/2018	USD	133,500,000	(65,212)	(810,571)	745,359
6-Month EURIBOR	2.00	09/18/2023	EUR	8,400,000	77,987	(109,921)	187,908

					$625,723	$(680,893)	$1,306,616

OVER THE COUNTER SWAP AGREEMENTS: (N)
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - BUY PROTECTION: (R)
Reference Obligation	Fixed Deal Pay Rate	Expiration Date	Counterparty	Implied Credit Spread (BP) at 06/30/13 (U)	Notional Amount (S)	Market Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Montauk Point CDO, Ltd. 2006-2A A4, 1.73%, 04/06/2046 (H)	2.22%	01/06/2046	CSFB	70.06	$2,500,000	$2,363,362	$0	$2,363,362
Time Warner, Inc., 5.88%, 11/15/2016	1.19	03/20/2014	DUB	6.79	410,000	(3,433)	0	(3,433)

						$2,359,929	$0	$2,359,929

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION: (V)
Reference Obligation	Fixed Deal Receive Rate	Expiration Date	Counterparty	Implied Credit Spread (BP) at 06/30/13 (U)	Notional Amount (S)	Market Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Reynolds American, Inc., 7.63%, 06/1/2016	1.28%	06/20/2017	GSC	64.46	$2,100,000	$62,075	$0	$62,075

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION: (V)
Reference Obligation	Fixed Deal Pay Rate	Expiration Date	Counterparty	Currency Code	Notional Amount (S)	Market Value (T)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Dow Jones North America Investment Grade Index - Series 5	0.46%	12/20/2015	MSC	USD	9,600,000	$(27,144)	$0	$(27,144)

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

INTEREST RATE SWAP AGREEMENTS - FIXED RATE RECEIVABLE:
Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Currency Code	Notional Amount	Market Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
6-Month AUD BBR BBSW	4.00%	03/15/2023	GSC	AUD	63,900,000	$(1,238,213)	$(90,178)	$(1,148,035)
6-Month AUD BBR BBSW	5.50	12/15/2017	BCLY	AUD	12,600,000	979,912	(37,744)	1,017,656
6-Month AUD BBR BBSW (H)	5.50	12/15/2017	DUB	AUD	7,800,000	606,612	(20,871)	627,483
BRL-CDI	0.00	01/02/2015	DUB	BRL	18,100,000	(208,256)	(28,901)	(179,355)
BRL-CDI	7.55	01/02/2015	GSC	BRL	78,500,000	(1,104,080)	(153,496)	(950,584)
BRL-CDI	7.78	01/02/2015	HSBC	BRL	253,900,000	(2,558,700)	(127,829)	(2,430,871)
BRL-CDI	7.80	01/02/2015	MSC	BRL	88,200,000	(874,856)	(22,961)	(851,895)
BRL-CDI	8.08	01/02/2015	HSBC	BRL	31,800,000	(234,106)	41,838	(275,944)
BRL-CDI	8.43	01/02/2015	DUB	BRL	9,000,000	(34,186)	39,042	(73,228)
BRL-CDI	8.49	01/02/2017	BNP	BRL	9,000,000	(209,115)	0	(209,115)
BRL-CDI	8.59	01/02/2017	UBS	BRL	25,200,000	(615,895)	(23,474)	(592,421)
BRL-CDI	8.60	01/02/2017	DUB	BRL	29,000,000	(923,879)	14,927	(938,806)
BRL-CDI	8.63	01/02/2015	MSC	BRL	41,900,000	(81,881)	234,886	(316,767)
BRL-CDI	8.90	01/02/2017	HSBC	BRL	94,300,000	(1,677,714)	(77,911)	(1,599,803)
BRL-CDI	9.11	01/02/2017	BCLY	BRL	19,400,000	(353,265)	0	(353,265)
BRL-CDI	9.14	01/02/2017	MSC	BRL	22,100,000	(394,938)	0	(394,938)
BRL-CDI	9.21	01/02/2017	DUB	BRL	24,100,000	(410,385)	31,285	(441,670)
BRL-CDI	9.93	01/02/2015	UBS	BRL	34,900,000	366,036	12,143	353,893
BRL-CDI	9.93	01/02/2015	MSC	BRL	84,400,000	885,199	21,304	863,895
BRL-CDI	9.94	01/02/2015	GSC	BRL	47,700,000	505,102	0	505,102
BRL-CDI	10.61	01/02/2015	MSC	BRL	56,900,000	959,679	204,200	755,479
MXN TIIE Banxico	7.50	06/02/2021	UBS	MXN	330,800,000	1,932,001	883,801	1,048,200

						$(4,684,928)	$900,061	$(5,584,989)

FUTURES CONTRACTS: (W)
Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note	Short	(256)	09/19/2013	$682,966
5-Year U.S. Treasury Note	Short	(2,212)	09/30/2013	3,406,743
Euro OAT	Short	(98)	09/06/2013	308,623

				$4,398,332

FORWARD FOREIGN CURRENCY CONTRACTS: (N)
Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
AUD	BCLY	(81,997,000)	08/01/2013	$(76,994,363)	$2,180,373
AUD	BCLY	(682,000)	08/01/2013	(624,876)	2,620
AUD	BOA	30,502,000	08/01/2013	27,930,712	(100,714)
AUD	CITI	1,072,000	08/01/2013	1,024,135	(46,043)
AUD	HSBC	(1,113,000)	08/01/2013	(1,027,739)	12,238
AUD	JPM	(637,000)	08/01/2013	(587,690)	6,491
BRL	BCLY	5,627,904	08/02/2013	2,606,235	(102,582)
BRL	DUB	2,189,695	08/02/2013	1,014,499	(40,382)
BRL	JPM	2,251,891	08/02/2013	1,042,494	(40,708)
BRL	UBS	(103,487,831)	08/02/2013	(50,934,064)	4,896,026
BRL	UBS	5,630,510	08/02/2013	2,606,235	(101,422)
CAD	JPM	(936,000)	09/23/2013	(917,108)	28,944
CAD	RBC	(6,761,000)	09/23/2013	(6,632,593)	217,132
CNY	DUB	8,000,000	08/05/2013	1,277,139	22,130
CNY	DUB	(14,714,835)	08/05/2013	(2,342,865)	(46,951)
CNY	UBS	(14,452,270)	08/05/2013	(2,334,400)	(12,773)
CNY	UBS	23,957,070	08/05/2013	3,793,677	97,158
EUR	BCLY	929,000	07/02/2013	1,200,950	8,292

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued): (N)
Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
EUR	BCLY	10,404,000	07/02/2013	$13,822,037	$(279,565)
EUR	BCLY	10,250,000	07/02/2013	13,617,443	(275,426)
EUR	MSC	(102,576,000)	07/02/2013	(132,497,624)	(1,021,464)
EUR	MSC	102,576,000	07/02/2013	136,177,641	(2,658,553)
EUR	RBS	80,993,000	07/02/2013	105,987,440	(562,082)
EUR	UBS	(102,576,000)	07/02/2013	(136,177,641)	2,658,553
EUR	RBS	(80,993,000)	08/02/2013	(106,004,529)	566,051
EUR	UBS	(65,400,000)	09/13/2013	(84,807,450)	(348,415)
EUR	BOA	152,000	09/17/2013	200,741	(2,822)
EUR	JPM	(82,620,000)	10/11/2013	(100,211,863)	(7,380,663)
EUR	JPM	82,620,000	10/11/2013	107,529,930	62,596
GBP	GSC	34,701,000	07/02/2013	53,585,284	(807,554)
GBP	HSBC	(34,701,000)	07/02/2013	(52,606,716)	(171,014)
GBP	GSC	(34,701,000)	08/02/2013	(53,574,353)	807,704
JPY	DUB	2,353,200,000	07/18/2013	24,958,636	(1,230,441)
JPY	UBS	(2,434,738,000)	07/18/2013	(24,661,269)	110,896
MXN	GSC	16,886,900	09/18/2013	1,299,000	(4,975)
MXN	JPM	(58,201,633)	09/18/2013	(4,713,828)	253,899
NOK	UBS	61,121,000	08/15/2013	10,596,016	(550,201)

					$(3,853,647)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $150,805,542. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Security is subject to dollar roll transactions.
(C)	All or a portion of this security has been segregated by the custodian with the broker as collateral for centrally cleared swaps. Total value of securities segregated as collateral to cover centrally cleared swaps is $7,768,536.
(D)	All or a portion of this security has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts. Total value of securities segregated as collateral to cover margin requirements for open futures contracts is $2,101,072.
(E)	All or a portion of this security has been segregated by the custodian as collateral for open swap, swaptions and/or forward foreign currency contracts. Total value of securities segregated for open swap, swaptions and/or forward foreign currency contracts is $21,697,399.
(F)	Floating or variable rate note. Rate is listed as of June 30, 2013.
(G)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is $33,771,286, or 1.35% of the portfolio’s net assets, and total aggregate market value of fair valued derivatives is $0, or 0.00% of the portfolio’s net assets.
(H)	Illiquid. Total aggregate market value of illiquid securities is $27,715,986, or 1.11% of the portfolio’s net assets, and total aggregate market value of illiquid derivatives is $2,969,974, or 0.12% of the portfolio’s net assets.
(I)	The security has a perpetual maturity. The date shown is the next call date.
(J)	In default.
(K)	Percentage rounds to less than 0.1%.
(L)	Rate shown reflects the yield at June 30, 2013.
(M)	All or a portion of this security has been segregated by the custodian with the broker as collateral for open TBA short commitment transactions. Total value of securities segregated as collateral to for open TBA short commitment transactions is $6,137,890.
(N)	Cash in the amount of $11,391,000 has been segregated by the broker with the custodian as collateral for open swap, swaptions and/or forward foreign currency contracts.
(O)	Aggregate cost for federal income tax purposes is $2,954,871,086. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $69,281,035 and $71,502,358, respectively. Net unrealized depreciation for tax purposes is $2,221,323.
(P)	Cash in the amount of $2,343,000 has been segregated by the broker with the custodian as collateral for open TBA short commitment transactions.
(Q)	Cash in the amount of $553,000 has been segregated by the broker with the custodian as collateral for centrally cleared swaps.
(R)	If the portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (a) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced obligation or (b) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(S)	The maximum potential amount the portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS (continued):

(T)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(U)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(V)	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(W)	Cash in the amount of $41,000 has been segregated by the custodian with the broker as collateral for open futures contracts.

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013, these securities aggregated $225,325,681, or 9.02% of the portfolio’s net assets.
BBA	British Bankers’ Association
BBR BBSW	Bank Bill Rate - Bank Bill Swap Reference Rate
BCLY	Barclays Bank PLC
BNP	BNP Paribas
BOA	Bank of America
BP	Basis Point
CDI	Credit Default Index
CDO	Collateralized Debt Obligation
CITI	Citigroup, Inc.
CLO	Collateralized Loan Obligation
CSFB	Credit Suisse First Boston
DUB	Deutsche Bank AG
EMTN	European Medium Term Note
EURIBOR	Euro InterBank Offered Rate
GMTN	Global Medium Term Note
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank
LIBOR	London Interbank Offered Rate
MSC	Morgan Stanley
MTN	Medium Term Note
MXN TIIE Banxico	Tasa de Interés Interbancaria de Equilibrio (Interbank Equilibrium Interest Rate) (“TIIE”) for MXNde Equilibrio by the Banco de México
OAO	Otkrytoe Aktsionernoe Obschestvo (Russian: Open Joint Stock Corporation)
OAT	Obligations Assimilables du Tresor (French: Treasury Obligations)
OTC	Over the Counter
RBC	Royal Bank of Canada
RBS	Royal Bank of Scotland Group PLC
REMIC	Real Estate Mortgage Investment Conduits (consist of a fixed pool of mortgages broken apart and marketed to investors as individual securities)
Reg S	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
TBA	To Be Announced
UBS	UBS AG

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

CURRENCY ABBREVIATIONS (continued):

CAD	Canadian Dollar
CNY	Chinese Yuan Renminbi
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
USD	United States Dollar

VALUATION SUMMARY: (X)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2013
ASSETS
Investment Securities
U.S. Government Obligations	$—	$977,599,760	$—	$977,599,760
U.S. Government Agency Obligations	—	773,967,425	—	773,967,425
Foreign Government Obligations	—	157,841,194	—	157,841,194
Mortgage-Backed Securities	—	204,740,663	—	204,740,663
Asset-Backed Securities	—	37,535,697	—	37,535,697
Municipal Government Obligations	—	96,181,881	—	96,181,881
Corporate Debt Securities
Automobiles	—	6,209,027	—	6,209,027
Capital Markets	—	54,885,806	—	54,885,806
Commercial Banks	—	179,237,467	—	179,237,467
Consumer Finance	—	18,065,861	—	18,065,861
Diversified Financial Services	—	146,068,670	0	146,068,670
Diversified Telecommunication Services	—	6,149,982	—	6,149,982
Electric Utilities	—	1,820,000	—	1,820,000
Energy Equipment & Services	—	3,977,000	—	3,977,000
Health Care Equipment & Supplies	—	4,414,320	—	4,414,320
Insurance	—	15,253,759	—	15,253,759
Metals & Mining	—	2,535,000	—	2,535,000
Oil, Gas & Consumable Fuels	—	20,594,305	—	20,594,305
Tobacco	—	7,871,476	—	7,871,476
Trading Companies & Distributors	—	18,906,000	—	18,906,000
Transportation Infrastructure	—	902,465	—	902,465
Commercial Paper	—	10,164,058	—	10,164,058
Loan Assignments	—	10,213,336	—	10,213,336
Short-Term U.S. Government Obligations	—	34,021,821	—	34,021,821
Convertible Preferred Stock	3,462,600	—	—	3,462,600
Preferred Stock
Thrifts & Mortgage Finance	—	—	2,688,576	2,688,576
Purchased Swaption	—	2,366,659	—	2,366,659
Securities Lending Collateral	153,896,288	—	—	153,896,288
Repurchase Agreement	—	1,078,667	—	1,078,667
Total Investment Securities	$157,358,888	$2,792,602,299	$2,688,576	$2,952,649,763

Derivative Financial Instruments
Credit Default Swap Agreements (Y)	$—	$2,425,437	$—	$2,425,437
Forward Foreign Currency Contracts (Y)	—	11,931,103	—	11,931,103
Futures Contracts (Y)	4,398,332	—	—	4,398,332
Interest Rate Swap Agreements (Y)	1,363,269	5,171,708	—	6,534,977
Total Derivative Financial Instruments	$5,761,601	$19,528,248	$—	$25,289,849
Other Assets (Z)
Cash Deposit with Broker	$41,000	$—	$—	$41,000
Cash	4,000	—	—	4,000
Foreign Currency	8,621,463	—	—	8,621,463
Total Other Assets	$8,666,463	$—	$—	$8,666,463

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

VALUATION SUMMARY (continued): (X)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2013
LIABILITIES
TBA Short Commitments
U.S. Government Agency Obligations	$—	$(152,801,207)	$—	$(152,801,207)
Total TBA Short Commitments	$—	$(152,801,207)	$—	$(152,801,207)

Derivative Financial Instruments
Credit Default Swap Agreements (Y)	$(7,145,169)	$(30,577)	$—	$(7,175,746)
Forward Foreign Currency Contracts (Y)	—	(15,784,750)	—	(15,784,750)
Interest Rate Swap Agreements (Y)	(1,050,174)	(10,756,697)	—	(11,806,871)
Written Swaptions	—	(11,599,728)	—	(11,599,728)
Total Derivative Financial Instruments	$(8,195,343)	$(38,171,752)	$—	$(46,367,095)

Other Liabilities (Z)
Cash Deposit due to Broker	$—	$(14,287,000)	$—	$(14,287,000)
Collateral for Securities on Loan	—	(153,896,288)	—	(153,896,288)
Total Other Liabilities	$—	$168,183,288	$—	$168,183,288

(X)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended June 30, 2013. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
(Y)	Derivative financial instruments valued at unrealized appreciation (depreciation) on the instrument.
(Z)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

Level 3 Rollforward - Investment Securities

Securities	Beginning Balance at December 31, 2012	Purchases	Sales	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) (AB)	Transfers into Level 3	Transfer out of Level 3	Ending Balance at June 30, 2013 (AC)	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at June 30, 2013 (AB)
Preferred Stocks	$2,789,932	$—	$—	$—	$—	$(101,356)	$—	$—	$2,688,576	$(101,356)
Corporate Bonds	0	—	—	—	—	0	—	—	0	0
Total	$2,789,932	$—	$—	$—	$—	$(101,356)	$—	$—	$2,688,576	$(101,356)

(AB)	Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on Investments Held at June 30, 2013 may be due to an investment no longer held or categorized as Level 3 at period end.
(AC)	Inputs used in the valuation of the Level 3 securities were not considered significant unobservable inputs.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica PIMCO Total Return VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2013

(unaudited)

Assets:
Investment securities, at value (cost: $2,953,792,419) (including securities loaned of $150,805,542)	$2,951,571,096
Repurchase agreement, at value (cost: $1,078,667)	1,078,667
Cash on deposit with broker	41,000
Cash	4,000
Foreign currency, at value (cost: $8,673,253)	8,621,463
Unrealized appreciation on forward foreign currency contracts	11,931,103
Unrealized appreciation on swap agreements	7,597,145
Premium paid on swap agreements	1,483,426
Receivables:
Shares sold	1,219,106
Investment securities sold	289,974,795
Interest	7,068,398
Securities lending income (net)	17,151
Variation margin	843,296
Prepaid expenses	13,989

Total assets	3,281,464,635

Liabilities:
Cash collateral due to broker	14,287,000
Premium received on swap agreements	583,365
Accounts payable and accrued liabilities:
Shares redeemed	2,407,680
Investment securities purchased	418,354,046
Administration fees	49,362
Management and advisory fees	1,218,250
Distribution and service fees	203,882
Transfer agent fees	344
Trustees fees	1,123
Audit and tax fees	2,972
Other	146,938
Collateral for securities on loan	153,896,288
Written options and swaptions, at value (premium: $3,711,362)	11,599,728
TBA short commitments, at value (proceeds: $154,260,781)	152,801,207
Unrealized depreciation on forward foreign currency contracts	15,784,750
Unrealized depreciation on swap agreements	10,787,274

Total liabilities	782,124,209

Net assets	$2,499,340,426

Net assets consist of:
Capital stock ($0.01 par value)	$2,141,744
Additional paid-in capital	2,375,217,217
Undistributed (accumulated) net investment income (loss)	75,772,983
Undistributed (accumulated) net realized gain (loss) from investment securities, futures, written swaption contracts, swap agreements, foreign currency transactions, and TBA short commitments	64,432,087
Net unrealized appreciation (depreciation) on:
Investment securities	(2,221,323)
Futures contracts	4,398,332
Written swaption contracts	(7,888,366)
Swap agreements	(10,022,203)
Translation of assets and liabilities denominated in foreign currencies	(3,949,619)
TBA short commitments	1,459,574

Net assets	$2,499,340,426

Net assets by class:
Initial Class	$1,460,778,784
Service Class	1,038,561,642
Shares outstanding:
Initial Class	124,821,079
Service Class	89,353,350
Net asset value and offering price per share:
Initial Class	$11.70
Service Class	11.62

STATEMENT OF OPERATIONS

For the period ended June 30, 2013

(unaudited)

Investment Income:
Dividend income	$158,423
Interest income	34,469,832
Securities lending income (net)	76,594

Total investment income	34,704,849

Expenses:
Management and advisory	8,038,082
Distribution and service:
Service Class	1,281,606
Transfer agent	9,845
Printing and shareholder reports	79,462
Custody	327,479
Administration	325,980
Legal	74,209
Audit and tax	9,654
Trustees	47,257
Interest	2,504
Other	30,057

Total expenses	10,226,135

Net investment income (loss)	24,478,714

Net realized gain (loss) on transactions from:
Investment securities	1,510,982
Futures contracts	3,082,452
Written swaption contracts	3,660,246
Swap agreements	12,349,892
Foreign currency transactions	11,240,826

Total realized gain (loss)	31,844,398

Net change in unrealized appreciation (depreciation) on:
Investment securities	(110,951,988)
Futures contracts	3,995,511
Written swaption contracts	(9,065,933)
Swap agreements	(31,512,254)
Translation of assets and liabilities denominated in foreign currencies	6,718,921
TBA short commitments	1,494,401

Net change in unrealized appreciation (depreciation)	(139,321,342)

Net realized and change in unrealized gain (loss)	(107,476,944)

Net increase (decrease) in net assets resulting from operations	$(82,998,230)

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica PIMCO Total Return VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2013 (unaudited)	December 31, 2012
From operations:
Net investment income (loss)	$24,478,714	$65,476,442
Net realized gain (loss) from investment securities, futures, written swaption contracts, swap agreements and foreign currency transactions	31,844,398	60,877,126
Net change in unrealized appreciation (depreciation) on investment securities, futures, written swaption contracts, swap agreements, foreign currency translations, and TBA short commitments	(139,321,342)	90,813,381
Net increase (decrease) in net assets resulting from operations	(82,998,230)	217,166,949

Distributions to shareholders:
From net investment income:
Initial Class	—	(91,747,789)
Service Class	—	(34,185,975)
Total distributions to shareholders	—	(125,933,764)

Capital share transactions:
Proceeds from shares sold:
Initial Class	77,653,639	226,950,222
Service Class	147,579,193	327,608,602
	225,232,832	554,558,824
Dividends and distributions reinvested:
Initial Class	—	91,747,289
Service Class	—	34,185,975
	—	125,933,264
Cost of shares redeemed:
Initial Class	(311,181,042)	(1,129,034,765)
Service Class	(72,975,878)	(81,219,457)
	(384,156,920)	(1,210,254,222)
Net increase (decrease) in net assets resulting from capital shares transactions	(158,924,088)	(529,762,134)

Net increase (decrease) in net assets	(241,922,318)	(438,528,949)

Net assets:
Beginning of period/year	2,741,262,744	3,179,791,693
End of period/year	$2,499,340,426	$2,741,262,744
Undistributed (accumulated) net investment income (loss)	$75,772,983	$51,294,269

Share activity:
Shares issued:
Initial Class	6,438,669	18,925,985
Service Class	12,313,381	27,332,767
	18,752,050	46,258,752
Shares issued-reinvested from dividends and distributions:
Initial Class	—	7,735,901
Service Class	—	2,897,116
	—	10,633,017
Shares redeemed:
Initial Class	(25,851,518)	(94,513,086)
Service Class	(6,145,877)	(6,820,096)
	(31,997,395)	(101,333,182)

Net increase (decrease) in shares outstanding:
Initial Class	(19,412,849)	(67,851,200)
Service Class	6,167,504	23,409,787
	(13,245,345)	(44,441,413)

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica PIMCO Total Return VP

FINANCIAL HIGHLIGHTS

For the period or years ended:

For a share outstanding throughout each period/year
	Initial Class
	June 30, 2013 (unaudited)		December 31, 2012		December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
Net asset value
Beginning of period/year	$12.08		$11.71		$11.58	$11.25	$10.66	$11.65
Investment operations
Net investment income (loss)(A)	0.12		0.27		0.30	0.36	0.52	0.55
Net realized and unrealized gain (loss)	(0.50)		0.60		0.42	0.46	1.16	(0.86)
Total investment operations	(0.38)		0.87		0.72	0.82	1.68	(0.31)
Distributions
Net investment income	—		(0.50)		(0.29)	(0.47)	(0.73)	(0.51)
Net realized gains	—		—		(0.30)	(0.02)	(0.36)	(0.17)
Total distributions	—		(0.50)		(0.59)	(0.49)	(1.09)	(0.68)
Net asset value
End of period/year	$11.70		$12.08		$11.71	$11.58	$11.25	$10.66
Total return(B)	(3.15	)%(C)	7.55%		6.27%	7.19%	16.03%	(2.79)%
Net assets end of period/year (000’s)	$1,460,779		$1,742,129		$2,483,136	$1,851,891	$1,365,123	$1,213,602
Ratio and supplemental data
Expenses to average net assets	0.69	%(D)	0.69%		0.68%	0.69%	0.70%	0.70%
Net investment income (loss) to average net assets	1.97	%(D)	2.26	%(E)	2.57%	3.05%	4.62%	4.87%
Portfolio turnover rate	42	%(C)(F)	104	%(F)	139%	418%	729%	740%

(A)	Calculated based on average number of shares outstanding.
(B)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(C)	Not annualized.
(D)	Annualized.
(E)	Includes interest fee on Dollar Rolls (representing 0.01% of average net assets).
(F)	Excludes dollar roll transactions.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

For a share outstanding throughout each period/year
	Service Class
	June 30, 2013 (unaudited)		December 31, 2012		December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
Net asset value
Beginning of period/year	$12.01		$11.65		$11.54	$11.23	$10.66	$11.67
Investment operations
Net investment income (loss)(A)	0.10		0.24		0.27	0.33	0.48	0.51
Net realized and unrealized gain (loss)	(0.49)		0.60		0.41	0.46	1.17	(0.85)
Total investment operations	(0.39)		0.84		0.68	0.79	1.65	(0.34)
Distributions
Net investment income	—		(0.48)		(0.27)	(0.46)	(0.72)	(0.50)
Net realized gains	—		—		(0.30)	(0.02)	(0.36)	(0.17)
Total distributions	—		(0.48)		(0.57)	(0.48)	(1.08)	(0.67)
Net asset value
End of period/year	$11.62		$12.01		$11.65	$11.54	$11.23	$10.66
Total return(B)	(3.25	)%(C)	7.32%		5.95%	6.93%	15.75%	(3.07)%
Net assets end of period/year (000’s)	$1,038,562		$999,134		$696,656	$477,398	$248,133	$65,268
Ratio and supplemental data
Expenses to average net assets	0.94	%(D)	0.94%		0.93%	0.94%	0.95%	0.95%
Net investment income (loss) to average net assets	1.74	%(D)	2.01	%(E)	2.33%	2.80%	4.28%	4.55%
Portfolio turnover rate	42	%(C)(F)	104	%(F)	139%	418%	729%	740%

(A)	Calculated based on average number of shares outstanding.
(B)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(C)	Not annualized.
(D)	Annualized.
(E)	Includes interest fee on Dollar Rolls (representing 0.01% of average net assets).
(F)	Excludes dollar roll transactions.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica PIMCO Total Return VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2013

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica PIMCO Total Return VP (the “Portfolio”) is a series of TST.

The Portfolio currently offers two classes of shares: Initial Class and Service Class.

Transamerica Asset Management, Inc. (“TAM”) provides continuous and regular investment advisory services to the Portfolio. TAM acts as a manager of managers, providing advisory services that include, without limitation, the design and development of each Portfolio and its investment strategy and the ongoing review and evaluation of that investment strategy including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for each Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending and implementing fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolios’ investments; regular review of sub-adviser performance and holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation of portfolio holdings; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolios’ Board of Trustees; oversight of preparation of prospectuses, shareholder reports and other disclosure materials and filings; and oversight of other service providers to the Portfolios, such as the custodian, the transfer agent, the administrator, the distributor, the Portfolios’ independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations for the Portfolios; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment advisory services. Where TAM employs sub-advisers, the sub-advisers carry out and effectuate the investment strategy designed for the Portfolios by TAM and are responsible, subject to TAM’s and the Board of Trustees oversight, for the day-to-day management of the Portfolios and for making decisions to buy, hold or sell a particular security.

Transamerica Fund Services, Inc. (“TFS”) provides supervisory and administrative services to each Portfolio. TFS’s supervisory and administrative services include performing certain administrative services for the Portfolios and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided for the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TFS has outsourced the provision of certain services as described below; to the extent agreed upon by TFS and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of net asset values; shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; recommending and implementing fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and its dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; preparation of agendas and supporting documents for and minutes of meetings of Trustees and committees of Trustees; and preparation of regular communications with the Trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TFS to perform supervisory and administrative services to the Portfolio. State Street performs back office services to support TFS, including furnishing financial and performance information about the Portfolios for inclusion in regulatory filings and Trustee and shareholder reports; preparing drafts of regulatory filings, Trustee materials, tax returns, expenses and budgeting; tax compliance testing; and maintaining books and records. TFS pays all expenses it incurs in connection with providing these services in the Amended and Restated Services Agreement with the exception of the costs of certain services specifically assumed by the Portfolios, as numerated within the Statement of Operations.

This report should be read in conjunction with the Portfolio’s current prospectus, which contains additional information about the Portfolio, including investment objectives and strategies.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that maybe made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of securities exposes the Portfolio to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrowed.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica PIMCO Total Return VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 1. (continued)

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio (“Navigator”), a money market mutual fund registered under the 1940 Act. The Transamerica Asset Management family of mutual funds is a significant shareholder of the Navigator as of June 30, 2013. No individual portfolio has a significant holding in the Navigator.

By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees.

Such income is reflected separately in the Statement of Operations. Income from loaned securities in the Statement of Operations is net of fees and rebates earned by the lending agent for its services. The value of loaned securities and related collateral outstanding at June 30, 2013 are shown in the Schedule of Investments and the Statement of Assets and Liabilities.

Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

The open repurchase agreements and related collateral at June 30, 2013 are listed in the Schedule of Investments.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rates in effect when the investment was acquired. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country, or region.

Foreign taxes: The Portfolio may be subjected to taxes imposed by the countries in which they invest, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Forward foreign currency contracts: The Portfolio is subject to foreign currency exchange rate risk exposure in the normal course of pursuing its investment objectives. The Portfolio enters into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Forward foreign currency contracts are marked to market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are settled, a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts.

Open forward foreign currency contracts at June 30, 2013 are listed in the Schedule of Investments.

Option contracts: The Portfolio is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Portfolio enters into option contracts to manage exposure to various market fluctuations. The Portfolio purchases or writes put and call options on U.S. securities, indices, futures, swaps (“swaptions”), commodities, and currency transactions. Options are valued at the average of the bid and ask (“Mean Quote”) established each day at the close of the board of trade or exchange on which they are traded. Options are marked-to-market daily to reflect the current value of the option. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts, the possibility of an illiquid market, and an inability of the counterparty to meet the contract terms.

Purchased options: Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Portfolio pays premiums, which are included in the Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica PIMCO Total Return VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 1. (continued)

purchasing put and call options is limited to the premium paid. Premiums paid from options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying U.S. security, index, futures, swaption, commodity, or currency transaction to determine the realized gain or loss.

Written options: Writing call options tends to decrease exposure to the underlying instrument. Writing put options tends to increase exposure to the underlying instrument. When the Portfolio writes a covered call or put option, the premium received is recorded as a liability in the Statement of Assets and Liabilities and is subsequently marked-to-market to reflect the current market value of the option written. Premiums received from written options which expire unexercised are treated as realized gains. Premiums received from writing options/swaptions which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying U.S. security, index, futures, swaption, commodity, or currency transaction to determine the realized gain or loss. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolio could result in selling or buying a security or currency at a price different from the current market value.

The underlying face amounts of open option and swaption contracts at June 30, 2013 are listed in the Schedule of Investments.

Transactions in written swaptions were as follows:

	Premiums	Notional Amount
Balance at December 31, 2012	$5,680,330	$348,100,000
Sales	2,091,314	845,400,000
Closing Buys	(41,498)	(71,700,000)
Expirations	(3,587,415)	(385,600,000)
Exercised	(858,500)	(133,500,000)

Balance at June 30, 2013	$3,284,231	$602,700,000

	Premiums	Notional Amount
Balance at December 31, 2012	—		—
Sales	471,908	EUR	122,200,000
Closing Buys	—		—
Expirations	(44,777)		(32,000,000)
Exercised	—		—

Balance at June 30, 2013	427,131	EUR	90,200,000

Futures contracts: The Portfolio is subject to equity and commodity price risks, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The open futures contracts at June 30, 2013 are listed in the Schedule of Investments. The variation margin receivable or payable, as applicable, is included in the Statement of Assets and Liabilities.

Swap agreements: Swap agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investments, cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter (“OTC”) market and may be executed in a multilateral or other trade facility platforms, such as a registered exchange (“centrally cleared swaps”). The Portfolio may enter into credit default, cross-currency, interest rate, total return, variance, and other forms of swap agreements to manage exposure to credit, currency, interest rate, and commodity risks. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Swaps are

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica PIMCO Total Return VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 1. (continued)

marked-to-market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss in the Statement of Assets and Liabilities.

Payments received or made at the beginning of the measurement period are reflected as such in the Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses in the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses in the Statement of Operations.

Specific risks and accounting related to each type of swap agreement are identified and described in the following paragraphs:

Credit default swap agreements: The Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. The Portfolio enters into credit default swaps to manage its exposure to the market, or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy (buy protection).

Under a credit default swap, one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs (sell protection). The Portfolio’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the notional amount of the contract. This risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty, and by the posting of collateral.

The Portfolio sells credit default swaps, which exposes it to risk of loss from credit risk related events specified in the contracts. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. The aggregate fair value of the credit default swaps is disclosed in the Schedule of Investments. The aggregate fair value of assets posted as collateral, net of assets received as collateral, for these swaps is included in the footnotes to the Schedule of Investments. If a defined credit event had occurred during the period, the swaps’ credit-risk-related contingent features would have been triggered, and the Portfolio would have been required to pay the notional amounts for the credit default swaps with a sell protection less the value of the contracts’ related reference obligations.

Interest rate swap agreements: The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk, the Portfolio enters into interest rate swap agreements. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. A Portfolio with interest rate agreements can elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate, on a notional principal amount. The risks of interest rate swaps include changes in market conditions, which will affect the value of the contract or the cash flows, and the possible inability of the counterparty to fulfill its obligations under the agreement. The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparties over the contracts’ remaining lives, to the extent that amount is positive. This risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty, and by the posting of collateral.

The open centrally cleared swap agreements at June 30, 2013 are listed in the Schedule of Investments. The variation margin receivable or payable, as applicable, is included in the Statement of Assets and Liabilities.

The open OTC swap agreements at June 30, 2013 are listed in the Schedule of Investments. The premiums paid (received), as applicable, is included in the Statement of Assets and Liabilities along with the unrealized appreciation (depreciation).

Cash overdraft: Throughout the period, the Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the federal funds rate. Payables, if any, are reflected as Due to Custodian in the Statement of Assets and Liabilities. Expenses from cash overdrafts are included in Other in the Statement of Operations.

Dollar Rolls: The Portfolio enters into dollar roll transactions. The Portfolio accounts for dollar roll transactions as borrowing transactions and realizes gains and losses on these transactions at the end of the roll period. Dollar roll transactions involve sales by the Portfolio of securities and simultaneously contracts to repurchase substantially similar securities (same type and interest rate) on a specified future date.

The Portfolio forgoes principal and interest paid during the roll period on the securities sold in a dollar roll transaction. The Portfolio is compensated by the difference between the current sales price and the price for the future purchase (often referred to as the “drop”), as

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica PIMCO Total Return VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 1. (continued)

well as by any interest earned on the proceeds of the securities sold. Dollar roll transactions may be renewed with a new sale and a repurchase price and a cash settlement made at each renewal without physical delivery of the securities subject to the contract. Dollar roll transactions expose the Portfolio to risks such as the following: (i) the buyer under the agreement may file for bankruptcy, become insolvent, or otherwise default on its obligations to the Portfolio; (ii) the market value of the securities the Portfolio is obligated to repurchase under the agreement may decline below the repurchase price. Dollar roll transactions accounted for as borrowing transactions are excluded from the Portfolio’s turnover rate. The Portfolio recognizes drop fee income on a straight line basis over the period of the roll. For the period ended June 30, 2013, the Portfolio earned drop fee income of $50,308, which is included in interest income in the Statement of Operations.

The outstanding payable for securities to be repurchased is included in payable for funds borrowed in the Statements of Assets and Liabilities. The average borrowing for dollar roll transactions during the period ended June 30, 2013 was approximately $5,426,091, with an average interest rate of 0.09%. The interest expense is included in Interest in the Statement of Operations.

Open Dollar roll transactions at June 30, 2013 are included in the Schedule of Investments.

Loan participations/assignments: The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers, either in the form of participations at the time the loan is originated (“Participations”), or by buying an interest in the loan in the secondary market from a financial institution or institutional investor (“Assignments”). Participations and Assignments in commercial loans may be secured or unsecured. These investments may include standby financing commitments, including revolving credit facilities that obligate the Portfolio to supply additional cash to the borrowers on demand. Loan Participations and Assignments involve risks of insolvency of the lending banks or other financial intermediaries. As such, the Portfolio assumes the credit risks associated with the corporate borrowers and may assume the credit risks associated with the interposed banks or other financial intermediaries.

The Portfolio may be contractually obligated to receive approval from the agent banks and/or borrowers prior to the sale of these investments. The Portfolio that participates in such syndications, or that can buy a portion of the loans, becomes a part lender. Loans are often administered by agent banks acting as agents for all holders.

The agent banks administer the terms of the loans, as specified in the loan agreements. In addition, the agent banks are normally responsible for the collection of principal and interest payments from the corporate borrowers and the apportionment of these payments to the credit of all institutions that are parties to the loan agreements. Unless the Portfolio has direct recourse against the corporate borrowers under the terms of the loans or other indebtedness, the Portfolio may have to rely on the agent banks or other financial intermediaries to apply appropriate credit remedies against corporate borrowers.

The Portfolio held no unsecured loan participations at June 30, 2013.

To be announced (“TBA”) commitments: TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. They are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security to be sold increases prior to settlement date, in addition to the risk of decline in the value of the Portfolio’s other assets. Unsettled TBA commitments are valued at the current value of the underlying securities, according to the procedures described under Security Valuations. Open balances are included in the payable or receivable for investments purchased or sold in the Statement of Assets and Liabilities.

Treasury inflation-protected securities (“TIPS”): The Portfolio invests in TIPS, specially structured bonds in which the principal amount is adjusted daily to keep pace with inflation as measured by the U.S. Consumer Price Index. The adjustments to principal due to inflation/deflation are reflected as increases/decreases to Interest income in the Statement of Operations with a corresponding adjustment to cost.

Restricted and illiquid securities: The Portfolio may invest in unregulated or restricted securities. Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

The restricted and illiquid securities at June 30, 2013 are listed in the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend date, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica PIMCO Total Return VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 1. (continued)

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class, based upon net assets. Each class bears its own specific expenses in addition to the non-class specific expenses.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The Portfolio’s Board of Trustees has delegated the valuation functions on a day-to-day basis to TAM, subject to board oversight. TAM has formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board of Trustees. These policies and procedures are reviewed at least annually by the Board of Trustees. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Funds use fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair market value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

For assets and liabilities using significant unobservable inputs (Level 3) GAAP requires a reconciliation of the beginning to the ending balances for reported market values that presents changes attributed to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The Level 3 reconciliation, if any, is disclosed in the Valuation Summary of the Portfolio’s Schedule of Investments.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica PIMCO Total Return VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 2. (continued)

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities (common and preferred stocks): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2 or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the net asset value of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

Corporate bonds: The fair value of corporate bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Asset backed securities: The fair value of asset backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Short-term notes: Short-term notes are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values would be generally categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Government securities: Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Government securities generally are categorized in Level 2 of the fair value hierarchy, or in Level 3 if inputs are unobservable.

U.S. government agency securities: U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government securities. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Derivative instruments: Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in level 1 of the fair value hierarchy. Over the counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. A substantial majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized in level 2 of the fair value hierarchy or in Level 3 if inputs are unobservable.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica PIMCO Total Return VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 2. (continued)

The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2013, is disclosed in the Valuation Summary of the Schedule of Investments.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.

TAM, the Portfolio’s investment adviser, is directly owned by Western Reserve Life Assurance Co. of Ohio and AUSA Holding Company (“AUSA”), both of which are indirect, wholly-owned subsidiaries of Aegon NV. AUSA is wholly-owned by Aegon USA, LLC (“Aegon USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Aegon USA is owned by Aegon US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

TFS is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS, and TCI. No interested trustee receives compensation from the Portfolio.

The following schedule reflects the percentage of Portfolio assets owned by affiliated investment companies at June 30, 2013:

	Market Value	% of Net Assets
Transamerica Asset Allocation-Conservative VP	$159,704,451	6.39%
Transamerica Asset Allocation-Moderate Growth VP	224,706,924	8.99
Transamerica Asset Allocation-Moderate VP	372,139,946	14.89
Transamerica BlackRock Tactical Allocation VP	175,229,203	7.01
Transamerica ING Balanced Allocation VP	116,246	0.00	(A)
Transamerica ING Conservative Allocation VP	82,815	0.00	(A)
Transamerica ING Moderate Growth Allocation VP	35,108	0.00	(A)
Transamerica International Moderate Growth VP	15,275,859	0.61
Transamerica Madison Balanced Allocation VP	2,416,913	0.10
Transamerica Madison Conservative Allocation VP	9,619,695	0.38
Total	$959,327,160	38.37%

(A)	Percentage rounds to less than 0.01%

Investment advisory fees: The Portfolio pays management fees to TAM based on average daily net assets (“ANA”) at the following rates and breakpoints:

First $250 million	0.675%
Over $250 million up to $750 million	0.650%
Over $750 million	0.600%

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

Expense limit	Maximum Operating Expense Limit Effective Through
0.80%	May 1, 2014

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica PIMCO Total Return VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 3. (continued)

TAM is entitled to reimbursement by the Portfolio of fees waived and/or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit.

During the period ended June 30, 2013, there were no amounts reimbursed/waived or recaptured by TAM. There were no amounts available for recapture by TAM as of June 30, 2013.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2014. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. The Portfolio pays TFS an annual fee of 0.025% of ANA. The Legal fees in the Statement of Operations are for fees paid to external legal counsel.

Transfer agent services: TFS provides transfer agency services under the Administrative Agreement and is compensated for such services under that agreement. For the period ended June 30, 2013 amounts paid to TFS by the Portfolio are included in Transfer Agent in the Statement of Operations and amounts payable to TFS as of June 30, 2013 are included in Transfer agent fees in the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), as elected by the Trustee.

NOTE 4. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2013 were as follows:

Purchases of securities:
Long-term	$35,055,789
U.S. Government	1,043,749,334

Proceeds from maturities and sales of securities:
Long-term	278,242,002
U.S. Government	1,324,892,996

NOTE 5. DERIVATIVE FINANCIAL INSTRUMENTS

The Portfolio is subject to various risks in the normal course of pursuing its investment objective. The volume of futures contracts held throughout the period averaged four contracts, beginning and ending the period with three contracts. The volume of swap contracts decreased throughout the period from 40 to 36 contracts. The volume of forward foreign currency contracts held throughout the period averaged 44, with an overall increase from 29 to 37 contracts. The volume of purchased swaptions contracts held throughout the period averaged two contracts with an overall decrease from two contracts to one contract. The volume of written swaptions contracts held during the period averaged 19 contracts, beginning and ending the period with an overall increase from three to 18 contracts. The tables below highlight the types of risks associated with the Portfolio and how the aforementioned derivative instruments are used to mitigate such risks:

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica PIMCO Total Return VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 5. (continued)

Fair Values of Derivative Instruments in the Statement of Assets and Liabilities as of June 30, 2013:

Derivatives not accounted for as hedging instruments

Location	Interest rate contracts	Foreign exchange contracts	Credit contracts	Total
Asset Derivatives
Purchased swaptions, at value (A)(B)	$2,366,659	$—	$—	$2,366,659
Premium paid on swap agreements(A)	1,723,025	—	1,679,061	3,402,086
Unrealized appreciation on futures contracts(A)(C)	4,398,332	—	—	4,398,332
Unrealized appreciation on swap agreements(A)	6,534,977	—	2,425,437	8,960,414
Unrealized appreciation on forward foreign currency contracts	—	11,931,103	—	11,931,103
Total	$15,022,993	$11,931,103	$4,104,498	$31,058,594
Liability Derivatives
Written swaptions, at value(A)	$(11,599,728)	$—	$—	$(11,599,728)
Premium received on swap agreements(A)	(1,780,930)	—	—	(1,780,930)
Unrealized depreciation on swap agreements(A)	(11,806,871)		(7,175,746)	(18,982,617)
Unrealized depreciation on forward foreign currency contracts	—	(15,784,750)	—	(15,784,750)
Total	$(25,187,529)	$(15,784,750)	$(7,175,746)	$(48,148,025)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)	Included within Investment securities, at value.
(C)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Gross Amounts Not Offset in the Statement of Assets and Liabilities

Financial Assets and Derivative Assets, and Collateral Received as of June 30, 2013:

Counterparty	Gross Amounts of Assets Presented in Statement of Assets and Liabilities(D)	Value Eligible for Offset	Collateral Received(E)	Net Amount (not less than 0)
Barclays Bank PLC	$2,191,285	$(1,002,092)	$(790,000)	$399,193
Credit Suisse International	2,363,362	—	(2,363,362)	—
Deutsche Bank AG	649,613	(649,613)	—	—
Deutsche Bank Securities Inc.	85,254	(85,254)	—	—
Goldman Sachs Bank USA	1,374,881	(1,374,881)	—	—
HSBC Bank USA	54,076	(54,076)	—	—
JPMorgan Chase Bank N.A.	351,930	(351,930)	—	—
Morgan Stanley and Co. Inc.	1,194,565	(1,194,565)	—	—
Morgan Stanley Capital Serives Inc.	885,199	(885,199)	—	—
Other Derivatives (F)	8,697,917	—	—	8,697,917
Royal Bank of Canada	217,132	—	—	217,132
Royal Bank of Scotland PLC	2,932,710	(2,932,710)	—	—
UBS AG	10,060,670	(1,012,811)	(7,590,000)	1,457,859
Total	$31,058,594	$(9,543,131)	$(10,743,362)	$10,772,101

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica PIMCO Total Return VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 5. (continued)

Financial Liabilities and Derivative Liabilities, and Collateral Pledged as of June 30, 2013:

Counterparty	Gross Amounts of Liabilities Presented in Statement of Assets and Liabilities(D)	Value Eligible for Offset	Collateral Pledged(E)	Net Amount (not less than 0)
Bank of America N.A.	$103,536	$—	$—	$103,536
Barclays Bank PLC	1,002,092	(1,002,092)	—	—
BNP Paribas	209,115	—	(90,891)	118,224
Citibank N.A.	49,969	—	—	49,969
Deutsche Bank AG	2,977,165	(649,613)	(2,327,552)	—
Deutsche Bank Securities Inc.	1,661,960	(85,254)	—	1,576,706
Goldman Sachs & Co.	1,104,080	—	—	1,104,080
Goldman Sachs Bank USA	7,195,877	(1,374,881)	(5,820,996)	—
HSBC Bank USA	4,683,372	(54,076)	(4,412,718)	216,578
JPMorgan Chase Bank N.A.	7,421,371	(351,930)	(7,069,441)	—
Morgan Stanley and Co. Inc.	5,556,178	(1,194,565)	—	4,361,613
Morgan Stanley Capital Serives Inc.	1,330,421	(885,199)	—	445,222
Other Derivatives (F)	10,149,129	—	—	10,149,129
Royal Bank of Scotland PLC	3,690,949	(2,932,710)	—	758,239
UBS AG	1,012,811	(1,012,811)	—	—
Total	$48,148,025	$(9,543,131)	$(19,721,598)	$18,883,296

(D)	Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
(E)	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.
(F)	Other Derivatives are not subject to a master netting arrangement or another similar arrangement.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica PIMCO Total Return VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 5. (continued)

Effect of Derivative Instruments in the Statement of Operations for the period ended June 30, 2013:

Derivatives not accounted for as hedging instruments

Location	Interest rate contracts	Foreign exchange contracts	Credit contracts	Total
Net Realized Gain (Loss) on derivatives recognized in income
Net realized gain (loss) on purchased options (G)	$—	$(20,183)	$—	$(20,183)
Net realized gain (loss) on futures contracts	3,082,452	—	—	3,082,452
Net realized gain (loss) on written options/swaption contracts	3,660,246	—	—	3,660,246
Net realized gain (loss) on swap agreements	15,093,422	—	(2,743,530)	12,349,892
Net realized gain (loss) on forward foreign currency contracts (H)	—	9,885,041	—	9,885,041
Net change in Unrealized Appreciation (Depreciation) on derivatives recognized in income
Net change in unrealized appreciation (depreciation) on purchased options and swaptions (I)	721,112	18,685	—	739,797
Net change in unrealized appreciation (depreciation) on futures contracts	3,995,511	—	—	3,995,511
Net change in unrealized appreciation (depreciation) on written options/swaption contracts	(9,065,933)	—	—	(9,065,933)
Net change in unrealized appreciation (depreciation) on swap agreements	(31,539,382)	—	27,128	(31,512,254)
Net change in unrealized appreciation (depreciation) on forward foreign currency transactions (J)	—	6,810,050	—	6,810,050
Total	$(14,052,572)	$16,693,593	$(2,716,402)	$(75,381)

(G)	Included within Net realized gain (loss) on transactions from Investment securities.
(H)	Included within Net realized gain (loss) on transactions from Foreign currency transactions.
(I)	Included within Net change in unrealized appreciation (depreciation) on Investment securities.
(J)	Included within Net change in unrealized appreciation (depreciation) on Translation of assets and liabilities denominated in foreign currencies.

For non-exchange traded derivatives (swaps and forward foreign currency contracts), under standard derivatives agreements, the Portfolio may be required to post collateral on derivatives if the Portfolio is in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if the Fund fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.

NOTE 6. FEDERAL INCOME TAX MATTERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Portfolio’s tax provisions taken or expected to be taken for all open tax years 2009 - 2012, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

NOTE 7. SUBSEQUENT EVENT

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica PIMCO Total Return VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board”) held on June 12-13, 2013, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica PIMCO Total Return VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”). The Board also reviewed and considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Investment Advisory Agreement, the “Agreements”) for the Portfolio between TAM and Pacific Investment Management Company LLC (the “Sub-Adviser”).

Following their review and consideration, the Trustees determined that the terms of the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable and that the renewal of each of the Agreements is in the best interests of the Portfolio and its shareholders. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Agreements through June 30, 2014. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the Agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and/or their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM and the Sub-Adviser; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser.

The Board also considered the continuous and regular investment advisory and other services provided by TAM for the portion of the management fee it retains after payment of the sub-advisory fee. The Board noted that the investment advisory services include the design and development of the Portfolio and its investment strategy, TAM’s selection, ongoing oversight and monitoring of the Sub-Adviser, TAM’s daily supervision of the Portfolio’s investments and recommendations to change the Portfolio’s investment strategy or sub-adviser where it believes appropriate or advisable. The Board also noted that TAM provides services to all Transamerica mutual funds, including the Portfolio, in the form of oversight of the services provided by the funds’ administrator, custodian and transfer agent and supervision of the performance of recordkeeping, shareholder relations, regulatory reporting and compliance functions of the funds.

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2012.

The Board noted that the performance of the Initial Class of the Portfolio was above the median for its peer universe for the past 1-, 3-, 5- and 10-year periods. The Board also noted that the performance of the Initial Class of the Portfolio was above its benchmark for the past 1-, 3-, 5- and 10-year periods.

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be procured by TAM and provided by the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and that is competitive with other investment companies.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of other investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica PIMCO Total Return VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

Sub-Adviser for sub-advisory services, the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by Strategic Insight, an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was above the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Initial Class of the Portfolio were above the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser and is paid by TAM and not the Portfolio. As a result, the Board principally considered the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any further economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from these economies of scale. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser and whether the Portfolio has achieved economies of scale in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered any other benefits derived by TAM, its affiliates and the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement is in the best interests of the Portfolio and its shareholders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica ProFund UltraBear VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2013, and held for the entire period until June 30, 2013.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses(A)
Portfolio Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period(B)	Ending Account Value	Expenses Paid During Period(B)	Annualized Expense Ratio(C)
Transamerica ProFund UltraBear VP
Service Class	$1,000.00	$753.20	$5.29	$1,018.49	$6.09	1.23%

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (179 days), and divided by the number of days in the year (365 days).

(C)	Expense ratios do not include expenses of the underlying investment companies in which the portfolio invests.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2013

(the following chart summarizes the Schedule of Investments of the portfolio by asset type)

(unaudited)

Asset Type	% of Net Assets
Investment Companies	71.8%
Repurchase Agreement	18.0
Other Assets and Liabilities - Net(A)	10.2
Total	100.0%

(A)	The Other Assets and Liabilities - Net category may include, but is not limited to, Reverse Repurchase Agreements, Forward Foreign Currency Contracts, Futures Contracts, Swap Agreements, Written Options and Swaptions, Securities Sold Short, TBA Short Commitments, and Cash Collateral.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica ProFund UltraBear VP

SCHEDULE OF INVESTMENTS

At June 30, 2013

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 71.8%
Capital Markets - 71.8%
SSC Government Money Market Fund	10,108,229	$ 10,108,229
SSgA Money Market Fund	10,108,229	10,108,229
SSgA Prime Money Market Fund	10,108,230	10,108,230
State Street Institutional Liquid Reserves Fund	10,108,230	10,108,230

Total Investment Companies (cost $40,432,918)		40,432,918

	Principal	Value
REPURCHASE AGREEMENT - 18.0%
State Street Bank & Trust Co. 0.03% (A), dated 06/28/2013, to be repurchased at $10,108,255 on 07/01/2013. Collateralized by U.S. Government Agency Obligations, 4.00%, due 08/15/2039-09/25/2039, and with a total value of $10,312,368.	$ 10,108,230	10,108,230

Total Repurchase Agreement (cost $10,108,230)		10,108,230

Total Investment Securities (cost $50,541,148) (B)		50,541,148
Other Assets and Liabilities - Net		5,747,996

Net Assets		$ 56,289,144

FUTURES CONTRACTS: (C)
Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index	Short	(1,407)	09/20/2013	$(456,091)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rate shown reflects the yield at June 30, 2013.
(B)	Aggregate cost for federal income tax purposes is $50,541,148.
(C)	Cash in the amount of $6,320,296 has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica ProFund UltraBear VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

VALUATION SUMMARY: (D)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2013
ASSETS
Investment Securities
Investment Companies	$40,432,918	$—	$—	$40,432,918
Repurchase Agreement	—	10,108,230	—	10,108,230
Total Investment Securities	$40,432,918	$10,108,230	$—	$50,541,148

Other Assets (E)
Cash on deposit with broker	$6,320,296	$—	$—	$6,320,296
Total Other Assets	$6,320,296	$—	$—	$6,320,296

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2013
LIABILITIES
Derivative Financial Instruments
Futures Contracts (F)	$(456,091)	$—	$—	$(456,091)
Total Derivative Financial Instruments	$(456,091)	$—	$—	$(456,091)

(D)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended June 30, 2013. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
(E)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.
(F)	Derivative financial instruments valued at unrealized appreciation (depreciation) on the instrument.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica ProFund UltraBear VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2013

(unaudited)

Assets:
Investment companies, at value (cost: $40,432,918)	$40,432,918
Repurchase agreement, at value (cost: $10,108,230)	10,108,230
Cash on deposit with broker	6,320,296
Receivables:
Shares sold	59
Interest	67
Prepaid expenses	168

Total assets	56,861,738

Liabilities:
Accounts payable and accrued liabilities:
Shares redeemed	63,190
Administration fees	632
Management and advisory fees	20,317
Distribution and service fees	6,325
Transfer agent fees	177
Trustees fees	191
Audit and tax fees	7,490
Other	20,631
Variation margin	453,641

Total liabilities	572,594

Net assets	$56,289,144

Net assets consist of:
Capital stock ($0.01 par value)	$318,472
Additional paid-in capital	174,925,216
Undistributed (accumulated) net investment income (loss)	(257,552)
Undistributed (accumulated) net realized gain (loss) from investment companies and futures contracts	(118,240,901)
Net unrealized appreciation (depreciation) on:
Futures contracts	(456,091)

Net assets	$56,289,144

Shares outstanding	31,847,210

Net asset value and offering price per share	$1.77

STATEMENT OF OPERATIONS

For the period ended June 30, 2013

(unaudited)

Investment Income:
Interest income	$6,196

Expenses:
Management and advisory	182,265
Distribution and service	53,607
Transfer agent	281
Printing and shareholder reports	14,970
Custody	7,512
Administration	5,361
Legal	2,166
Audit and tax	6,235
Trustees	1,064
Other	930

Total expenses	274,391

Expenses (waived/reimbursed) recaptured	(10,643)

Net expenses	263,748

Net investment income (loss)	(257,552)

Net realized gain (loss) on transactions from:
Futures contracts	(16,277,972)

Total realized gain (loss)	(16,277,972)

Net change in unrealized appreciation (depreciation) on:
Futures contracts	(322,797)

Net change in unrealized appreciation (depreciation)	(322,797)

Net realized and change in unrealized gain (loss)	(16,600,769)

Net increase (decrease) in net assets resulting from operations	$(16,858,321)

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica ProFund UltraBear VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2013 (unaudited)	December 31, 2012
From operations:
Net investment gain (loss)	$(257,552)	$(1,253,423)
Net realized gain (loss) from investment companies and futures contracts	(16,277,972)	(46,599,977)
Net change in unrealized appreciation (depreciation) on investments in investment companies and futures contracts	(322,797)	(949,631)
Net increase (decrease) in net assets resulting from operations	(16,858,321)	(48,803,031)

Capital share transactions:
Proceeds from shares sold	37,863,955	122,229,756
Cost of shares redeemed	(59,635,307)	(122,478,436)
Net increase (decrease) in net assets resulting from capital shares transactions	(21,771,352)	(248,680)
Net increase (decrease) in net assets	(38,629,673)	(49,051,711)

Net assets:
Beginning of period/year	94,918,817	143,970,528
End of period/year	$56,289,144	$94,918,817
Undistributed (accumulated) net investment income (loss)	$(257,552)	$—

Share activity:
Shares issued	21,021,314	43,695,586
Shares redeemed	(29,549,845)	(46,590,356)
Net increase (decrease) in shares outstanding	(8,528,531)	(2,894,770)

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica ProFund UltraBear VP

FINANCIAL HIGHLIGHTS

For the period or years ended:

For a share outstanding throughout each period/year	Service Class
	June 30, 2013 (unaudited)		December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009(A)
Net asset value
Beginning of period/year	$2.35		$3.33	$4.16	$5.68	$10.00
Investment operations
Net investment income (loss)(B)(C)	(0.01)		(0.03)	(0.05)	(0.07)	(0.05)
Net realized and unrealized gain (loss)	(0.57)		(0.95)	(0.78)	(1.45)	(4.27)
Total investment operations	(0.58)		(0.98)	(0.83)	(1.52)	(4.32)
Net asset value
End of period/year	$1.77		$2.35	$3.33	$4.16	$5.68
Total return(D)	(24.68	)%(E)	(29.43)%	(19.95)%	(26.76)%	(43.20	)%(E)
Net assets end of period/year (000’s)	$56,289		$94,919	$143,971	$13,414	$995
Ratio and supplemental data
Expenses to average net assets(F)
After (waiver/reimbursement) recapture	1.23	%(G)	1.22%	1.23%	1.23%	1.23	%(G)
Before (waiver/reimbursement) recapture	1.28	%(G)	1.20%	1.19%	1.29%	12.53	%(G)
Net investment income (loss) to average net assets(C)	(1.20	)%(G)	(1.19)%	(1.21)%	(1.22)%	(1.21	)%(G)
Portfolio turnover rate	—	%(E)	—%	—%	—%	—%

(A)	Commenced operations on May 1, 2009.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the portfolio invests.
(D)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(E)	Not annualized.
(F)	Does not include expenses of the underlying investment companies in which the portfolio invests.
(G)	Annualized.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica ProFund UltraBear VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2013

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica ProFund UltraBear VP (the “Portfolio”) is a series of TST.

The Portfolio currently offers one class of shares: Service Class.

Transamerica Asset Management, Inc. (“TAM”) provides continuous and regular investment advisory services to the Portfolio. TAM acts as a manager of managers, providing advisory services that include, without limitation, the design and development of each Portfolio and its investment strategy and the ongoing review and evaluation of that investment strategy including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for each Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending and implementing fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolios’ investments; regular review of sub-adviser performance and holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation of portfolio holdings; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolios’ Board of Trustees; oversight of preparation of prospectuses, shareholder reports and other disclosure materials and filings; and oversight of other service providers to the Portfolios, such as the custodian, the transfer agent, the administrator, the distributor, the Portfolios’ independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations for the Portfolios; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment advisory services. Where TAM employs sub-advisers, the sub-advisers carry out and effectuate the investment strategy designed for the Portfolios by TAM and are responsible, subject to TAM’s and the Board of Trustees oversight, for the day-to-day management of the Portfolios and for making decisions to buy, hold or sell a particular security.

Transamerica Fund Services, Inc. (“TFS”) provides supervisory and administrative services to each Portfolio. TFS’s supervisory and administrative services include performing certain administrative services for the Portfolios and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided for the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TFS has outsourced the provision of certain services as described below; to the extent agreed upon by TFS and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of net asset values; shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; recommending and implementing fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and its dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; preparation of agendas and supporting documents for and minutes of meetings of Trustees and committees of Trustees; and preparation of regular communications with the Trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TFS to perform supervisory and administrative services to the Portfolio. State Street performs back office services to support TFS, including furnishing financial and performance information about the Portfolios for inclusion in regulatory filings and Trustee and shareholder reports; preparing drafts of regulatory filings, Trustee materials, tax returns, expenses and budgeting; tax compliance testing; and maintaining books and records. TFS pays all expenses it incurs in connection with providing these services in the Amended and Restated Services Agreement with the exception of the costs of certain services specifically assumed by the Portfolios, as numerated within the Statement of Operations.

This report should be read in conjunction with the Portfolio’s current prospectus, which contains additional information about the Portfolio, including investment objectives and strategies.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica ProFund UltraBear VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 1. (continued)

collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

The open repurchase agreements and related collateral at June 30, 2013 are listed in the Schedule of Investments.

Futures contracts: The Portfolio is subject to equity and commodity price risks, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The open futures contracts at June 30, 2013 are listed in the Schedule of Investments. The variation margin receivable or payable, as applicable, is included in the Statement of Assets and Liabilities.

Cash overdraft: Throughout the period, the Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the federal funds rate. Payables, if any, are reflected as Due to Custodian in the Statement of Assets and Liabilities. Expenses from cash overdrafts are included in Other in the Statement of Operations.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend date, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The Portfolio’s Board of Trustees has delegated the valuation functions on a day-to-day basis to TAM, subject to board oversight. TAM has formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board of Trustees. These policies and procedures are reviewed at least annually by the Board of Trustees. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples,

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica ProFund UltraBear VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 2. (continued)

book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolios uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair market value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Investment companies are valued at the net asset value (“NAV”) of the underlying portfolio. These securities are actively traded and no valuation adjustments are applied. Exchange-Traded Funds are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1 of the fair value hierarchy. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are unobservable will be valued based upon the NAVs of such investments and are categorized in Level 3 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

Derivative instruments: Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over the counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. A substantial majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized in Level 2 of the fair value hierarchy or in Level 3 if inputs are unobservable.

The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2013, is disclosed in the Valuation Summary of the Schedule of Investments.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.

TAM, the Portfolio’s investment adviser, is directly owned by Western Reserve Life Assurance Co. of Ohio and AUSA Holding Company (“AUSA”), both of which are indirect, wholly-owned subsidiaries of Aegon NV. AUSA is wholly-owned by Aegon USA, LLC (“Aegon USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Aegon USA is owned by Aegon US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica ProFund UltraBear VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 3. (continued)

TFS is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS, and TCI. No interested trustee receives compensation from the Portfolio.

Investment advisory fees: The Portfolio pays management fees to TAM based on average daily net assets (“ANA”) at the following breakpoints:

First $250 million	0.850%
Over $250 million up to $750 million	0.800%
Over $750 million	0.750%

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

Expense limit	Maximum Operating Expense Limit Effective Through
0.98%	May 1, 2014

TAM is entitled to reimbursement by the Portfolio of fees waived and/or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit.

During the period ended June 30, 2013, the amount reimbursed/waived by TAM was $10,643. There were no amounts available for recapture by TAM as of June 30, 2013.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Portfolio’s distributor.

Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares, amounts equal to actual expenses associated with distributing the shares.

The Portfolio is authorized under the Distribution Plan to pay fees up to a limit of 0.25% for the Service Class.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. The Portfolio pays TFS an annual fee of 0.025% of ANA. The Legal fees in the Statement of Operations are for fees paid to external legal counsel.

Transfer agent services: TFS provides transfer agency services under the Administrative Agreement and is compensated for such services under that agreement. For the period ended June 30, 2013 amounts paid to TFS by the Portfolio are included in Transfer Agent in the Statement of Operations and amounts payable to TFS as of June 30, 2013 are included in Transfer agent fees in the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), as elected by the Trustee.

NOTE 4. INVESTMENT TRANSACTIONS

There were no proceeds from securities purchased or securities sold (excluding short-term securities) for the period ended June 30, 2013.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica ProFund UltraBear VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 5. DERIVATIVE FINANCIAL INSTRUMENTS

The Portfolio is subject to various risks in the normal course of pursuing its investment objective. The volume of futures contracts held throughout the period averaged one contract, beginning and ending the period with one contract. The tables below highlight the types of risks and the derivative instruments used to mitigate the risks:

Fair Values of Derivative Instruments in the Statement of Assets and Liabilities as of June 30, 2013:

Derivatives not accounted for as hedging instruments

Location	Equity contracts
Liability Derivatives
Unrealized depreciation on futures contracts (A)	$(456,091)
(A)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Effect of Derivative Instruments in the Statement of Operations for the period ended June 30, 2013:

Derivatives not accounted for as hedging instruments

Location	Equity contracts
Net Realized Gain (Loss) on derivatives recognized in income
Net realized gain (loss) on futures contracts	$(16,277,972)
Net change in Unrealized Appreciation (Depreciation) on derivatives recognized in income
Net change in unrealized appreciation (depreciation) on futures contracts	(322,797)
Total	$(16,600,769)

NOTE 6. FEDERAL INCOME TAX MATTERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Portfolio’s tax provisions taken or expected to be taken for all open tax years 2009 - 2012, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

NOTE 7. SUBSEQUENT EVENT

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica ProFund UltraBear VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board”) held on June 12-13, 2013, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica ProFund UltraBear VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”). The Board also reviewed and considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Investment Advisory Agreement, the “Agreements”) for the Portfolio between TAM and ProFund Advisors LLC (the “Sub-Adviser”).

Following their review and consideration, the Trustees determined that the terms of the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable and that the renewal of each of the Agreements is in the best interests of the Portfolio and its shareholders. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Agreements through June 30, 2014. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the Agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and/or their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM and the Sub-Adviser; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser.

The Board also considered the continuous and regular investment advisory and other services provided by TAM for the portion of the management fee it retains after payment of the sub-advisory fee. The Board noted that the investment advisory services include the design and development of the Portfolio and its investment strategy, TAM’s selection, ongoing oversight and monitoring of the Sub-Adviser, TAM’s daily supervision of the Portfolio’s investments and recommendations to change the Portfolio’s investment strategy or sub-adviser where it believes appropriate or advisable. The Board also noted that TAM provides services to all Transamerica mutual funds, including the Portfolio, in the form of oversight of the services provided by the funds’ administrator, custodian and transfer agent and supervision of the performance of recordkeeping, shareholder relations, regulatory reporting and compliance functions of the funds.

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2012.

The Board noted that the performance of the Service Class of the Portfolio was below the median for its peer universe for the past 1- and 3-year periods. The Board also noted that the performance of the Service Class of the Portfolio was below its benchmark for the past 1- and 3-year periods. The Board noted that the Portfolio’s performance was consistent with its investment approach and market conditions.

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be procured by TAM and provided by the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and that is competitive with other investment companies.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of other investment

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica ProFund UltraBear VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by Strategic Insight, an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Service Class of the Portfolio were in line with the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser and is paid by TAM and not the Portfolio. As a result, the Board principally considered the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any further economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from these economies of scale. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser and whether the Portfolio has achieved economies of scale in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered any other benefits derived by TAM, its affiliates and the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement is in the best interests of the Portfolio and its shareholders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Systematic Small/Mid Cap Value VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2013, and held for the entire period until June 30, 2013.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses(A)
Portfolio Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period(B)	Ending Account Value	Expenses Paid During Period(B)	Annualized Expense Ratio
Transamerica Systematic Small/Mid Cap Value VP
Initial Class	$1,000.00	$1,143.10	$4.52	$1,020.30	$4.26	0.86%
Service Class	1,000.00	1,142.30	5.83	1,019.08	5.50	1.11

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (179 days), and divided by the number of days in the year (365 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2013

(the following chart summarizes the Schedule of Investments of the portfolio by asset type)

(unaudited)

Asset Type	% of Net Assets
Common Stocks	98.3%
Securities Lending Collateral	12.3
Repurchase Agreement	1.1
Other Assets and Liabilities - Net	(11.7)
Total	100.0%

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Systematic Small/Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

	Shares	Value
COMMON STOCKS - 98.3%
Aerospace & Defense - 0.7%
American Science & Engineering, Inc.	4,850	$ 271,600
Curtiss-Wright Corp.	31,600	1,171,096
Orbital Sciences Corp. (A)	84,200	1,462,554
Triumph Group, Inc.	28,200	2,232,030
Air Freight & Logistics - 0.3%
Atlas Air Worldwide Holdings, Inc. (A)	46,600	2,039,216
Airlines - 0.8%
Delta Air Lines, Inc. (A)	312,700	5,850,617
Auto Components - 1.5%
Lear Corp.	28,675	1,733,690
Magna International, Inc. - Class A	93,950	6,691,119
TRW Automotive Holdings Corp. (A)	51,850	3,444,914
Biotechnology - 0.3%
Myriad Genetics, Inc. (A)	98,625	2,650,054
Building Products - 0.7%
A.O. Smith Corp. (B)	64,100	2,325,548
American Woodmark Corp. (A) (B)	12,100	419,870
Fortune Brands Home & Security, Inc.	23,100	894,894
Gibraltar Industries, Inc. (A) (B)	106,484	1,550,407
Capital Markets - 2.4%
Evercore Partners, Inc. - Class A	77,075	3,027,506
Invesco, Ltd.	185,675	5,904,465
Janus Capital Group, Inc.	103,000	876,530
LPL Financial Holdings, Inc.	29,000	1,095,040
Piper Jaffray Cos. (A)	30,000	948,300
Raymond James Financial, Inc.	40,100	1,723,498
Stifel Financial Corp. (A) (B)	61,000	2,175,870
Waddell & Reed Financial, Inc. - Class A	59,500	2,588,250
Chemicals - 1.5%
Axiall Corp. (B)	91,500	3,896,070
Huntsman Corp.	225,225	3,729,726
OM Group, Inc. (A)	65,000	2,009,800
Tronox, Ltd. - Class A (B)	117,800	2,373,670
Commercial Banks - 8.9%
Comerica, Inc. - Class A	135,000	5,377,050
Fifth Third Bancorp (B)	456,300	8,236,215
First Citizens BancShares, Inc. - Class A	19,757	3,794,332
First Community Bancshares, Inc.	153,804	2,411,647
First Niagara Financial Group, Inc.	204,400	2,058,308
First Republic Bank - Class A	54,200	2,085,616
KeyCorp	854,325	9,431,748
Lakeland Bancorp, Inc. - Class A (B)	221,716	2,312,498
Regions Financial Corp.	1,331,575	12,689,910
Sandy Spring Bancorp, Inc.	102,200	2,209,564
Texas Capital Bancshares, Inc. (A) (B)	29,400	1,304,184
Umpqua Holdings Corp.	154,800	2,323,548
Union First Market Bankshares Corp. (B)	100,800	2,075,472
Washington Trust Bancorp, Inc.	48,478	1,382,592
Webster Financial Corp.	119,600	3,071,328
Wilshire Bancorp, Inc.	263,000	1,741,060
Zions Bancorporation (B)	219,850	6,349,268
Commercial Services & Supplies - 0.5%
Avery Dennison Corp.	40,825	1,745,677
HNI Corp. (B)	62,400	2,250,768
Communications Equipment - 0.4%
KVH Industries, Inc. (A) (B)	142,932	1,902,425
Polycom, Inc. (A)	119,500	1,259,530

	Shares	Value
Computers & Peripherals - 0.4%
Electronics for Imaging, Inc. - Class B (A)	114,921	$ 3,251,115
Construction & Engineering - 1.5%
Comfort Systems USA, Inc. - Class A	184,800	2,757,216
EMCOR Group, Inc.	191,075	7,767,199
Foster Wheeler AG (A)	41,600	903,136
Construction Materials - 0.7%
Caesar Stone Sdot Yam, Ltd. (A)	208,000	5,663,840
Consumer Finance - 0.6%
Discover Financial Services	101,925	4,855,707
Electric Utilities - 1.2%
Cleco Corp.	175,650	8,155,429
MGE Energy, Inc.	23,400	1,281,384
Electrical Equipment - 1.1%
Generac Holdings, Inc. (B)	125,475	4,643,830
PowerSecure International, Inc. (A) (B)	268,100	4,029,543
Electronic Equipment & Instruments - 2.6%
Avnet, Inc. (A)	170,250	5,720,400
AVX Corp.	364,152	4,278,786
Daktronics, Inc.	84,000	861,840
Orbotech, Ltd. (A)	246,588	3,067,555
Rofin-Sinar Technologies, Inc. (A) (B)	57,000	1,421,580
Universal Display Corp. - Class A (A) (B)	77,700	2,184,147
Vishay Intertechnology, Inc. (A) (B)	167,000	2,319,630
Energy Equipment & Services - 1.6%
Bristow Group, Inc.	41,676	2,722,276
Dresser-Rand Group, Inc. (A)	30,600	1,835,388
Helix Energy Solutions Group, Inc. - Class A (A)	66,500	1,532,160
Patterson-UTI Energy, Inc. (B)	347,225	6,720,540
Food & Staples Retailing - 0.7%
Kroger Co.	162,500	5,612,750
Food Products - 1.8%
Ingredion, Inc.	43,600	2,861,032
J&J Snack Foods Corp.	26,800	2,085,040
JM Smucker Co.	24,900	2,568,435
Sanderson Farms, Inc.	27,600	1,833,192
Tyson Foods, Inc. - Class A	184,900	4,748,232
Health Care Equipment & Supplies - 2.2%
AngioDynamics, Inc. (A) (B)	176,600	1,992,048
Becton Dickinson and Co.	58,625	5,793,909
Boston Scientific Corp. (A)	466,075	4,320,515
CareFusion Corp. - Class A (A)	58,175	2,143,749
Greatbatch, Inc. (A) (B)	84,000	2,754,360
Health Care Providers & Services - 2.8%
Aetna, Inc.	100,275	6,371,473
AMN Healthcare Services, Inc. (A)	51,600	738,912
Health Net, Inc. (A)	52,100	1,657,822
HealthSouth Corp. (A)	92,600	2,666,880
Omnicare, Inc. (B)	144,125	6,876,204
Tenet Healthcare Corp. (A)	26,725	1,232,023
WellCare Health Plans, Inc. (A)	36,000	1,999,800
Health Care Technology - 0.5%
Allscripts Healthcare Solutions, Inc. (A) (B)	40,000	517,600
Omnicell, Inc. (A)	151,100	3,105,105
Hotels, Restaurants & Leisure - 1.1%
Churchill Downs, Inc.	46,500	3,666,525
International Game Technology	190,900	3,189,939
MGM Resorts International (A)	117,800	1,741,084

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Systematic Small/Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

	Shares	Value
Household Durables - 3.7%
Harman International Industries, Inc.	39,700	$ 2,151,740
Helen of Troy, Ltd. (A)	37,800	1,450,386
La-Z-Boy, Inc.	120,600	2,444,562
Mohawk Industries, Inc. (A)	46,950	5,281,406
Newell Rubbermaid, Inc.	160,875	4,222,969
Ryland Group, Inc.	209,775	8,411,977
Whirlpool Corp.	42,195	4,825,420
Household Products - 0.5%
Spectrum Brands Holdings, Inc. - Class A	71,600	4,071,892
Independent Power Producers & Energy Traders - 1.9%
AES Corp.	518,425	6,215,916
NRG Energy, Inc.	329,550	8,798,985
Industrial Conglomerates - 0.9%
Hutchison Whampoa, Ltd.	648,912	6,822,903
Insurance - 6.1%
Alleghany Corp. (A) (B)	10,806	4,142,048
Allstate Corp.	50,075	2,409,609
Aspen Insurance Holdings, Ltd.	65,100	2,414,559
eHealth, Inc. (A)	45,400	1,031,488
HCC Insurance Holdings, Inc.	101,250	4,364,888
Lincoln National Corp. (B)	271,575	9,904,340
Selective Insurance Group, Inc.	203,058	4,674,395
United Fire Group, Inc. (B)	202,264	5,022,215
Unum Group	181,525	5,331,389
Validus Holdings, Ltd.	227,850	8,229,942
Internet & Catalog Retail - 0.1%
NutriSystem, Inc. (B)	56,000	659,680
Internet Software & Services - 1.0%
AOL, Inc. (A)	74,100	2,703,168
Blucora, Inc. (A) (B)	50,700	939,978
IAC/InterActiveCorp	53,600	2,549,216
XO Group, Inc. (A)	155,900	1,746,080
IT Services - 1.3%
CoreLogic, Inc. (A)	126,175	2,923,475
Fidelity National Information Services, Inc.	84,150	3,604,986
Global Payments, Inc. (B)	45,900	2,126,088
Sykes Enterprises, Inc. (A)	83,000	1,308,080
Life Sciences Tools & Services - 0.6%
ICON PLC (A)	129,675	4,594,385
Machinery - 4.3%
AGCO Corp.	97,975	4,917,365
Alamo Group, Inc.	11,293	460,981
Altra Holdings, Inc. (B)	115,200	3,154,176
CIRCOR International, Inc.	75,400	3,834,844
Columbus McKinnon Corp. (A)	49,900	1,063,868
Crane Co.	27,700	1,659,784
Mueller Industries, Inc.	65,000	3,277,950
NN, Inc.	186,000	2,122,260
Oshkosh Corp. (A)	37,200	1,412,484
Terex Corp. (A)	202,450	5,324,435
Trinity Industries, Inc. (B)	114,300	4,393,692
Wabash National Corp. (A) (B)	140,200	1,427,236
Media - 0.6%
Gannett Co., Inc. (B)	127,285	3,113,391
Vivendi SA	77,000	1,458,303
Metals & Mining - 1.0%
Kaiser Aluminum Corp. (B)	30,200	1,870,588
Nucor Corp. (B)	135,875	5,886,105

	Shares	Value
Multi-Utilities - 2.1%
CMS Energy Corp. (B)	251,425	$ 6,831,217
NiSource, Inc. - Class B	170,900	4,894,576
NorthWestern Corp.	116,800	4,660,320
Office Electronics - 0.6%
Xerox Corp.	551,225	4,999,611
Oil, Gas & Consumable Fuels - 5.5%
Chesapeake Energy Corp.	154,975	3,158,390
EnCana Corp. (B)	159,000	2,693,460
Energen Corp.	92,975	4,858,873
Gulfport Energy Corp. (A)	30,000	1,412,100
Hess Corp.	62,125	4,130,691
Newfield Exploration Co. (A)	134,300	3,208,427
Peabody Energy Corp.	259,100	3,793,224
SM Energy Co.	47,500	2,849,050
Tesoro Corp.	55,975	2,928,612
Valero Energy Corp.	68,550	2,383,484
W&T Offshore, Inc. (B)	178,300	2,547,907
Western Refining, Inc. (B)	58,000	1,628,060
Whiting Petroleum Corp. (A)	150,475	6,935,393
Paper & Forest Products - 1.2%
Domtar Corp.	38,500	2,560,250
International Paper Co.	85,450	3,786,289
P.H. Glatfelter Co.	129,400	3,247,940
Pharmaceuticals - 1.5%
Jazz Pharmaceuticals PLC (A)	70,475	4,843,747
Nektar Therapeutics (A) (B)	288,845	3,336,160
Sanofi	34,550	3,580,669
Professional Services - 1.5%
FTI Consulting, Inc. (A)	43,400	1,427,426
On Assignment, Inc. (A)	115,300	3,080,816
Towers Watson & Co. - Class A	82,650	6,772,341
Real Estate Investment Trusts - 8.3%
BioMed Realty Trust, Inc. - Basis B	320,425	6,482,198
Brandywine Realty Trust	870,400	11,767,808
CBL & Associates Properties, Inc.	271,575	5,817,137
Corrections Corp. of America	188,837	6,395,909
DiamondRock Hospitality Co.	255,900	2,384,988
Equity One, Inc.	85,000	1,923,550
Excel Trust, Inc. (B)	283,493	3,631,545
Home Properties, Inc. (B)	28,200	1,843,434
Kilroy Realty Corp. (B)	178,500	9,462,285
Liberty Property Trust - Series C	192,725	7,123,116
National Retail Properties, Inc.	93,100	3,202,640
Weingarten Realty Investors (B)	77,600	2,387,752
Weyerhaeuser Co.	75,000	2,136,750
Real Estate Management & Development - 2.2%
CBRE Group, Inc. - Class A (A)	239,250	5,588,880
Cheung Kong Holdings, Ltd.	409,847	5,559,003
Henderson Land Development Co., Ltd.	1,005,925	6,024,357
Road & Rail - 1.3%
AMERCO (B)	15,000	2,428,500
Ryder System, Inc. - Class A	124,100	7,544,039
Semiconductors & Semiconductor Equipment - 7.1%
Applied Materials, Inc. - Class A	343,039	5,114,711
Atmel Corp. (A) (B)	463,200	3,404,520
Brooks Automation, Inc. - Class A	213,700	2,079,301
Entegris, Inc. (A)	276,500	2,596,335
Intel Corp.	150,039	3,633,945
LAM Research Corp. (A)	120,175	5,328,560

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Systematic Small/Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
LTX-Credence Corp. (A)	354,900	$ 2,125,851
Micron Technology, Inc. (A) (B)	460,400	6,597,532
MKS Instruments, Inc.	58,500	1,552,590
NXP Semiconductor NV (A)	257,725	7,984,320
OmniVision Technologies, Inc. (A) (B)	232,900	4,343,585
RF Micro Devices, Inc. (A)	219,500	1,174,325
Silicon Motion Technology Corp. - ADR (B)	218,900	2,318,151
Skyworks Solutions, Inc. (A)	279,625	6,120,991
Teradyne, Inc. (A) (B)	60,700	1,066,499
Software - 0.8%
AVG Technologies NV (A) (B)	110,200	2,143,390
Electronic Arts, Inc. (A)	56,500	1,297,805
Progress Software Corp. (A) (B)	12,900	296,829
Seachange International, Inc. (A)	78,500	919,235
Symantec Corp.	80,000	1,797,600
Specialty Retail - 4.4%
Abercrombie & Fitch Co. - Class A (B)	172,675	7,813,544
Aeropostale, Inc. (A) (B)	285,700	3,942,660
American Eagle Outfitters, Inc.	101,700	1,857,042
ANN, Inc. (A) (B)	65,605	2,178,086
Express, Inc. (A)	125,500	2,631,735
Finish Line, Inc. - Class A (B)	112,600	2,461,436
Foot Locker, Inc.	59,000	2,072,670
GameStop Corp. - Class A (B)	69,100	2,904,273
GNC Holdings, Inc. - Class A	63,000	2,785,230
Lowe’s Cos., Inc.	42,000	1,717,800
Staples, Inc. (B)	215,500	3,417,830
Textiles, Apparel & Luxury Goods - 0.2%
Steven Madden, Ltd. - Class B (A)	30,100	1,456,238
Thrifts & Mortgage Finance - 2.1%
Berkshire Hills Bancorp, Inc.	118,887	3,300,303
Dime Community Bancshares, Inc.	130,600	2,000,792
Oritani Financial Corp.	54,400	852,992
Provident Financial Services, Inc.	100,600	1,587,468

	Shares	Value
Thrifts & Mortgage Finance (continued)
Provident New York Bancorp (B)	244,900	$ 2,287,366
TrustCo Bank Corp. (B)	194,300	1,056,992
United Financial Bancorp, Inc. (B)	120,321	1,822,863
Washington Federal, Inc.	174,100	3,287,008
Tobacco - 0.7%
Lorillard, Inc. (B)	120,800	5,276,544

Total Common Stocks (cost $708,328,465)		763,163,902

SECURITIES LENDING COLLATERAL - 12.3%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.18% (C)	95,233,013	95,233,013

Total Securities Lending Collateral (cost $95,233,013)		95,233,013

	Principal	Value
REPURCHASE AGREEMENT - 1.1%
State Street Bank & Trust Co. 0.03% (C), dated 06/28/2013, to be repurchased at $8,700,717 on 07/01/2013. Collateralized by a U.S. Government Agency Obligation, 2.50%, due 12/15/2027, and with a value of $8,879,148.	$ 8,700,695	8,700,695

Total Repurchase Agreement (cost $8,700,695)		8,700,695

Total Investment Securities (cost $812,262,173) (D)		867,097,610
Other Assets and Liabilities - Net		(90,700,215)

Net Assets		$ 776,397,395

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	All or a portion of this security is on loan. The value of all securities on loan is $92,881,059. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rate shown reflects the yield at June 30, 2013.
(D)	Aggregate cost for federal income tax purposes is $812,262,173. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $73,241,611 and $18,406,174, respectively. Net unrealized appreciation for tax purposes is $54,835,437.

DEFINITION:

ADR	American Depositary Receipt

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Systematic Small/Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2013
ASSETS
Investment Securities
Common Stocks	$739,718,667	$23,445,235	$—	$763,163,902
Securities Lending Collateral	95,233,013	—	—	95,233,013
Repurchase Agreement	—	8,700,695	—	8,700,695
Total Investment Securities	$834,951,680	$32,145,930	$—	$867,097,610

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2013
LIABILITIES
Other Liabilities (F)
Collateral for Securities on Loan	$—	$(95,233,013)	$—	$(95,233,013)
Total Other Liabilities	$—	$(95,233,013)	$—	$(95,233,013)

(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended June 30, 2013. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
(F)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Systematic Small/Mid Cap Value VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2013

(unaudited)

Assets:
Investment securities, at value (cost: $803,561,478) (including securities loaned of $92,881,059)	$858,396,915
Repurchase agreement, at value (cost: $8,700,695)	8,700,695
Receivables:
Investment securities sold	11,609,259
Shares sold	23,759
Interest	7
Dividends	1,040,763
Dividend reclaims	75,019
Securities lending income (net)	15,944
Prepaid expenses	2,325

Total assets	879,864,686

Liabilities:
Accounts payable and accrued liabilities:
Investment securities purchased	7,345,480
Shares redeemed	281,706
Administration fees	14,976
Legal fees	8,869
Management and advisory fees	486,718
Distribution and service fees	25,957
Transfer agent fees	96
Trustees fees	268
Custody fees	823
Printing and shareholder reports fees	25,445
Audit and tax fees	5,405
Other	38,535
Collateral for securities on loan	95,233,013

Total liabilities	103,467,291

Net assets	$776,397,395

Net assets consist of:
Capital stock ($0.01 par value)	$389,733
Additional paid-in capital	669,891,652
Undistributed (accumulated) net investment income (loss)	6,910,701
Undistributed (accumulated) net realized gain (loss) from investment securities and foreign currency transactions	44,371,720
Net unrealized appreciation (depreciation) on:
Investment securities	54,835,437
Translation of assets and liabilities denominated in foreign currencies	(1,848)

Net assets	$776,397,395

Net assets by class:
Initial Class	$642,750,338
Service Class	133,647,057

Shares outstanding:
Initial Class	32,179,234
Service Class	6,794,069

Net asset value and offering price per share:
Initial Class	$19.97
Service Class	19.67

STATEMENT OF OPERATIONS

For the period ended June 30, 2013

(unaudited)

Investment Income:
Dividend income (net of withholding taxes on foreign dividends of $78,985)	$5,994,821
Interest income	2,295
Securities lending income (net)	75,183

Total investment income	6,072,299

Expenses:
Management and advisory	2,002,819
Distribution and service:
Service Class	125,989
Transfer agent	2,012
Printing and shareholder reports	22,817
Custody	48,292
Administration	63,278
Legal	7,462
Audit and tax	7,086
Trustees	9,079
Other	5,926

Total expenses	2,294,760

Expenses (waived/reimbursed) recaptured	18,261

Net expenses	2,313,021

Net investment income (loss)	3,759,278

Net realized gain (loss) on transactions from:
Investment securities	43,750,346
Foreign currency transactions	(3,374)

Total realized gain (loss)	43,746,972

Net change in unrealized appreciation (depreciation) on:
Investment securities	4,158,849
Translation of assets and liabilities denominated in foreign currencies	692

Net change in unrealized appreciation (depreciation)	4,159,541

Net realized and change in unrealized gain (loss)	47,906,513

Net increase (decrease) in net assets resulting from operations	$51,665,791

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Systematic Small/Mid Cap Value VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2013 (unaudited)	December 31, 2012
From operations:
Net investment income (loss)	$3,759,278	$3,107,573
Net realized gain (loss) from investment securities and foreign currency transactions	43,746,972	1,255,660
Net change in unrealized appreciation (depreciation) on investment securities and foreign currency translations	4,159,541	41,211,780
Net increase (decrease) in net assets resulting from operations	51,665,791	45,575,013

Distributions to shareholders:
From net investment income:
Initial Class	—	(1,181,622)
Service Class	—	(214,975)
	—	(1,396,597)
From net realized gains:
Initial Class	—	(57,195,843)
Service Class	—	(19,192,094)
	—	(76,387,937)
Total distributions to shareholders	—	(77,784,534)

Capital share transactions:
Proceeds from shares sold:
Initial Class	246,629,618	24,809,836
Service Class	40,092,420	22,546,800
	286,722,038	47,356,636
Issued from fund acquisition:
Initial Class	146,844,487	—
Service Class	14,870,308	—
	161,714,795	—
Dividends and distributions reinvested:
Initial Class	—	58,377,465
Service Class	—	19,407,069
	—	77,784,534
Cost of shares redeemed:
Initial Class	(24,941,315)	(49,704,857)
Service Class	(10,579,594)	(25,685,708)
	(35,520,909)	(75,390,565)
Net increase (decrease) in net assets resulting from capital shares transactions	412,915,924	49,750,605

Net increase (decrease) in net assets	464,581,715	17,541,084

Net assets:
Beginning of period/year	311,815,680	294,274,596
End of period/year	$776,397,395	$311,815,680
Undistributed (accumulated) net investment income (loss)	$6,910,701	$3,151,423

Share activity:
Shares issued:
Initial Class	12,631,167	1,316,556
Service Class	2,050,143	1,136,390
	14,681,310	2,452,946
Shares issued on fund acquisition:
Initial Class	7,437,084	—
Service Class	764,430	—
	8,201,514	—
Shares issued-reinvested from dividends and distributions:
Initial Class	—	3,506,154
Service Class	—	1,181,197
	—	4,687,351
Shares redeemed:
Initial Class	(1,275,569)	(2,477,976)
Service Class	(550,363)	(1,291,534)
	(1,825,932)	(3,769,510)

Net increase (decrease) in shares outstanding:
Initial Class	18,792,682	2,344,734
Service Class	2,264,210	1,026,053
	21,056,892	3,370,787

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Systematic Small/Mid Cap Value VP

FINANCIAL HIGHLIGHTS

For the period or years ended:

For a share outstanding throughout each period/year
	Initial Class
	June 30, 2013 (unaudited)		December 31, 2012	December 31, 2011		December 31, 2010	December 31, 2009	December 31, 2008
Net asset value
Beginning of period/year	$17.47		$20.28	$20.87		$16.14	$11.60	$22.10
Investment operations
Net investment income (loss)(A)	0.15		0.22	0.10		0.02	0.14	0.28
Net realized and unrealized gain (loss)	2.35		2.82	(0.66)		4.84	4.84	(8.43)
Total investment operations	2.50		3.04	(0.56)		4.86	4.98	(8.15)
Distributions
Net investment income	—		(0.12)	(0.03)		(0.13)	(0.44)	(0.29)
Net realized gains	—		(5.73)	—		—	—	(2.06)
Total distributions	—		(5.85)	(0.03)		(0.13)	(0.44)	(2.35)
Net asset value
End of period/year	$19.97		$17.47	$20.28		$20.87	$16.14	$11.60
Total return(B)	14.31	%(C)	16.39%	(2.66)%		30.41%	43.21%	(40.86)%
Net assets end of period/year (000’s)	$642,750		$233,808	$223,957		$261,291	$222,235	$175,980
Ratio and supplemental data
Expenses to average net assets
After (waiver/reimbursement) recapture	0.86	%(D)	0.89%	0.89%		0.86%	0.88%	0.86%
Before (waiver/reimbursement) recapture	0.86	%(D)	0.89%	0.90%		0.86%	0.88%	0.86%
Net investment income (loss) to average net assets	1.55	%(D)	1.08%	0.50%		0.10%	1.03%	1.52%
Portfolio turnover rate	58	%(C)	76%	174	%(E)	62%	89%	60%

(A)	Calculated based on average number of shares outstanding.
(B)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(C)	Not annualized.
(D)	Annualized.
(E)	Increase in portfolio turnover rate was triggered by a change in the portfolio’s sub-adviser.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

For a share outstanding throughout each period/year
	Service Class
	June 30, 2013 (unaudited)		December 31, 2012	December 31, 2011		December 31, 2010	December 31, 2009	December 31, 2008
Net asset value
Beginning of period/year	$17.22		$20.07	$20.67		$16.01	$11.49	$21.94
Investment operations
Net investment income (loss)(A)	0.12		0.16	0.06		(0.03)	0.12	0.23
Net realized and unrealized gain (loss)	2.33		2.78	(0.65)		4.80	4.78	(8.36)
Total investment operations	2.45		2.94	(0.59)		4.77	4.90	(8.13)
Distributions
Net investment income	—		(0.06)	(0.01)		(0.11)	(0.38)	(0.26)
Net realized gains	—		(5.73)	—		—	—	(2.06)
Total distributions	—		(5.79)	(0.01)		(0.11)	(0.38)	(2.32)
Net asset value
End of period/year	$19.67		$17.22	$20.07		$20.67	$16.01	$11.49
Total return(B)	14.23	%(C)	16.04%	(2.86)%		30.05%	42.90%	(41.05)%
Net assets end of period/year (000’s)	$133,647		$78,008	$70,318		$61,569	$24,407	$12,628
Ratio and supplemental data
Expenses to average net assets
After (waiver/reimbursement) recapture	1.11	%(D)	1.14%	1.14%		1.11%	1.13%	1.11%
Before (waiver/reimbursement) recapture	1.11	%(D)	1.14%	1.15%		1.11%	1.13%	1.11%
Net investment income (loss) to average net assets	1.24	%(D)	0.83%	0.29%		(0.15)%	0.91%	1.29%
Portfolio turnover rate	58	%(C)	76%	174	%(E)	62%	89%	60%

(A)	Calculated based on average number of shares outstanding.
(B)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(C)	Not annualized.
(D)	Annualized.
(E)	Increase in portfolio turnover rate was triggered by a change in the portfolio’s sub-adviser.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Systematic Small/Mid Cap Value VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2013

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Systematic Small/Mid Cap Value VP (the “Portfolio”) is a series of TST.

The Portfolio currently offers two classes of shares: Initial Class and Service Class.

Transamerica Asset Management, Inc. (“TAM”) provides continuous and regular investment advisory services to the Portfolio. TAM acts as a manager of managers, providing advisory services that include, without limitation, the design and development of each Portfolio and its investment strategy and the ongoing review and evaluation of that investment strategy including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for each Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending and implementing fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolios’ investments; regular review of sub-adviser performance and holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation of portfolio holdings; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolios’ Board of Trustees; oversight of preparation of prospectuses, shareholder reports and other disclosure materials and filings; and oversight of other service providers to the Portfolios, such as the custodian, the transfer agent, the administrator, the distributor, the Portfolios’ independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations for the Portfolios; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment advisory services. Where TAM employs sub-advisers, the sub-advisers carry out and effectuate the investment strategy designed for the Portfolios by TAM and are responsible, subject to TAM’s and the Board of Trustees oversight, for the day-to-day management of the Portfolios and for making decisions to buy, hold or sell a particular security.

Transamerica Fund Services, Inc. (“TFS”) provides supervisory and administrative services to each Portfolio. TFS’s supervisory and administrative services include performing certain administrative services for the Portfolios and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided for the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TFS has outsourced the provision of certain services as described below; to the extent agreed upon by TFS and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of net asset values; shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; recommending and implementing fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and its dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; preparation of agendas and supporting documents for and minutes of meetings of Trustees and committees of Trustees; and preparation of regular communications with the Trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TFS to perform supervisory and administrative services to the Portfolio. State Street performs back office services to support TFS, including furnishing financial and performance information about the Portfolios for inclusion in regulatory filings and Trustee and shareholder reports; preparing drafts of regulatory filings, Trustee materials, tax returns, expenses and budgeting; tax compliance testing; and maintaining books and records. TFS pays all expenses it incurs in connection with providing these services in the Amended and Restated Services Agreement with the exception of the costs of certain services specifically assumed by the Portfolios, as numerated within the Statement of Operations.

This report should be read in conjunction with the Portfolio’s current prospectus, which contains additional information about the Portfolio, including investment objectives and strategies.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of securities exposes the Portfolio to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrowed.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Systematic Small/Mid Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 1. (continued)

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio (“Navigator”), a money market mutual fund registered under the 1940 Act. The Transamerica Asset Management family of mutual funds is a significant shareholder of the Navigator as of June 30, 2013. No individual portfolio has a significant holding in the Navigator.

By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees.

Such income is reflected separately in the Statement of Operations. Income from loaned securities in the Statement of Operations is net of fees and rebates earned by the lending agent for its services. The value of loaned securities and related collateral outstanding at June 30, 2013 are shown in the Statement of Investments and the Statement of Assets and Liabilities.

Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

The open repurchase agreements and related collateral at June 30, 2013 are listed in the Schedule of Investments.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rates in effect when the investment was acquired. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country, or region.

Foreign taxes: The Portfolio may be subjected to taxes imposed by the countries in which they invest, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, has elected to place security transactions of the Portfolio with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions paid by the Portfolio be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

Commissions recaptured during the period ended June 30, 2013 of $83,006 are included in net realized gain (loss) in the Statement of Operations.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend date, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Real estate investment trust (“REITs”): Dividend income related to a REIT is recorded at management’s estimate of the income included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Systematic Small/Mid Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 1. (continued)

There are certain additional risks involved in investing in REITs. These include, but are not limited to, economical conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class, based upon net assets. Each class bears its own specific expenses in addition to the non-class specific expenses.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The Portfolio’s Board of Trustees has delegated the valuation functions on a day-to-day basis to TAM, subject to board oversight. TAM has formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board of Trustees. These policies and procedures are reviewed at least annually by the Board of Trustees. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Funds use fair market value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair maket value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Systematic Small/Mid Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 2. (continued)

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities (common and preferred stocks): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2 or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the net asset value of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Repurchase agreement: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2013, is disclosed in the Valuation Summary of the Schedule of Investments.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.

TAM, the Portfolio’s investment adviser, is directly owned by Western Reserve Life Assurance Co. of Ohio and AUSA Holding Company (“AUSA”), both of which are indirect, wholly-owned subsidiaries of Aegon NV. AUSA is wholly-owned by Aegon USA, LLC (“Aegon USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Aegon USA is owned by Aegon US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

TFS is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS, and TCI. No interested trustee receives compensation from the Portfolio.

The following schedule reflects the percentage of Portfolio assets owned by affiliated investment companies at June 30, 2013:

	Market Value	% of Net Assets
Transamerica Asset Allocation - Growth VP	$33,743,842	4.35%
Transamerica Asset Allocation - Moderate Growth VP	128,443,212	16.54
Transamerica Asset Allocation - Moderate VP	79,413,155	10.23
Transamerica ING Balanced Allocation VP	21,125	0.00	(A)
Transamerica ING Moderate Growth Allocation VP	12,013	0.00	(A)
Transamerica Madison Balanced Allocation VP	1,868,923	0.24
Transamerica Madison Conservative Allocation VP	1,016,854	0.13
Total	$244,519,124	31.49%

(A)	Percentage rounds to less than 0.01%.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Systematic Small/Mid Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 3. (continued)

Investment advisory fees: The Portfolio pays management fees to TAM based on average daily net assets (“ANA”) at the following breakpoints:

First $500 million	0.800%
Over $500 million	0.750%

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

Expense limit	Maximum Operating Expense Limit Effective Through
0.89%	May 1, 2014

TAM is entitled to reimbursement by the Portfolio of fees waived and/or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit.

As of June 30, 2013, the amount recaptured by TAM was $18,261.

There are no additional amounts available for recapture by TAM as of June 30, 2013.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares. The Portfolio is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2014. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. The Portfolio pays TFS an annual fee of 0.025% of ANA. The Legal fees in the Statement of Operations are for fees paid to external legal counsel.

Transfer agent services: TFS provides transfer agency services under the Administrative Agreement and is compensated for such services under that agreement. For the period ended June 30, 2013 amounts paid to TFS by the Portfolio are included in Transfer Agent in the Statement of Operations and amounts payable to TFS as of June 30, 2013 are included in Transfer agent fees in the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), as elected by the Trustee.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Systematic Small/Mid Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 4. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2013 were as follows:

Purchases of securities:
Long-term	$569,212,032
U.S. Government	—

Proceeds from maturities and sales of securities:
Long-term	304,232,204
U.S. Government	—

NOTE 5. FEDERAL INCOME TAX MATTERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Portfolio’s tax provisions taken or expected to be taken for all open tax years 2009 - 2012, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

NOTE 6. REORGANIZATION

On May 1, 2013, Transamerica Systematic Small/Mid Cap Value VP acquired all of the net assets of Transamerica Third Avenue Value VP pursuant to a Plan of Reorganization. Transamerica Systematic Small/Mid Cap Value VP is the accounting survivor. The purpose of the transaction was to achieve a more cohesive, focused, and streamlined fund complex. The acquisition was accomplished by a tax-free exchange of 8,201,514 shares of Transamerica Systematic Small/Mid Cap Value VP for 13,109,458 shares of Transamerica Third Avenue Value VP outstanding on May 1, 2013. Transamerica Third Avenue Value VP’s net assets at that date, $161,714,795, including $26,972,616 unrealized appreciation, were combined with those of Transamerica Systematic Small/Mid Cap Value VP. The aggregate net assets of Transamerica Systematic Small/Mid Cap Value VP immediately before the acquisition were $557,990,835; the combined net assets of Transamerica Systematic Small/Mid Cap Value VP immediately after the acquisition were $719,705,630. In the acquisition, Transamerica Systematic Small/Mid Cap Value VP retained certain capital loss carryforwards from Transamerica Third Avenue Value VP in the amount of $17,801,901. The Portfolio could be subject to loss limitation rules. Shares issued with the acquisition were as follows:

Transamerica Third Avenue Value VP

Class	Shares	Amount
Initial	7,437,084	$146,844,487
Service	764,430	14,870,308

The exchange ratio of the reorganization for the Portfolio is as follows (Transamerica Systematic Small/Mid Cap Value VP shares issuable/ Transamerica Third Avenue Value VP shares outstanding on May 1, 2013):

Transamerica Third Avenue Value VP

Class	Exchange Ratio
Initial	0.62
Service	0.63

Assuming the reorganization had been completed on January 1, 2013, the beginning of the annual reporting period of the Portfolio, the Portfolio’s pro forma results of operations for the period ended June 30, 2013, are as follows:

Net Investment Income (Loss)	$4,349,291
Net Realized and Change in Unrealized Gain (Loss)	62,585,315
Net Increase (Decrease) in Net Assets Resulting from Operations	66,934,606

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Systematic Small/Mid Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 6. (continued)

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practical to separate the amounts of revenue and earnings of Transamerica Third Avenue Value VP that have been included in Transamerica Systematic Small/Mid Cap Value VP’s Statement of Operations since May 1, 2013.

NOTE 7. SUBSEQUENT EVENT

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Systematic Small/Mid Cap Value VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board”) held on June 12-13, 2013, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Systematic Small/Mid Cap Value VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”). The Board also reviewed and considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Investment Advisory Agreement, the “Agreements”) for the Portfolio between TAM and Systematic Financial Management L.P. (the “Sub-Adviser”).

Following their review and consideration, the Trustees determined that the terms of the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable and that the renewal of each of the Agreements is in the best interests of the Portfolio and its shareholders. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Agreements through June 30, 2014. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the Agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and/or their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM and the Sub-Adviser; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment advisory and other services provided by TAM for the portion of the management fee it retains after payment of the sub-advisory fee. The Board noted that the investment advisory services include the design and development of the Portfolio and its investment strategy, TAM’s selection, ongoing oversight and monitoring of the Sub-Adviser, TAM’s daily supervision of the Portfolio’s investments and recommendations to change the Portfolio’s investment strategy or sub-adviser where it believes appropriate or advisable. The Board also noted that TAM provides services to all Transamerica mutual funds, including the Portfolio, in the form of oversight of the services provided by the funds’ administrator, custodian and transfer agent and supervision of the performance of recordkeeping, shareholder relations, regulatory reporting and compliance functions of the funds.

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2012.

The Board noted that the performance of the Initial Class of the Portfolio was above the median for its peer universe for the past 3-, 5- and 10-year periods and below the median for the past 1-year period. The Board also noted that the performance of the Initial Class of the Portfolio was above its benchmark for the past 3-, 5- and 10-year periods and below its benchmark for the past 1-year period. The Board also noted that the Portfolio’s performance for longer periods was attributable to the Portfolio’s previous sub-adviser.

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be procured by TAM and provided by the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and that is competitive with other investment companies.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Systematic Small/Mid Cap Value VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of other investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by Strategic Insight, an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was in line with the median for its peer group and above the median for its peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Initial Class of the Portfolio were below the median for its peer group and in line with the median for its peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser and is paid by TAM and not the Portfolio. As a result, the Board principally considered the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any further economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from these economies of scale. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser and whether the Portfolio has achieved economies of scale in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered any other benefits derived by TAM, its affiliates and the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio. The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and its shareholders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Systematic Small/Mid Cap Value VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement is in the best interests of the Portfolio and its shareholders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica T. Rowe Price Small Cap VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2013, and held for the entire period until June 30, 2013.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses(A)
Portfolio Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period(B)	Ending Account Value	Expenses Paid During Period(B)	Annualized Expense Ratio
Transamerica T. Rowe Price Small Cap VP
Initial Class	$1,000.00	$1,162.90	$4.35	$1,020.50	$4.06	0.82%
Service Class	1,000.00	1,160.50	5.67	1,019.27	5.30	1.07

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (179 days), and divided by the number of days in the year (365 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2013

(the following chart summarizes the Schedule of Investments of the portfolio by asset type)

(unaudited)

Asset Type	% of Net Assets
Common Stocks	99.7%
Securities Lending Collateral	18.6
Repurchase Agreement	0.2
Other Assets and Liabilities - Net	(18.5)
Total	100.0%

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS

At June 30, 2013

(unaudited)

	Shares	Value
COMMON STOCKS - 99.7%
Aerospace & Defense - 2.9%
Esterline Technologies Corp. (A)	22,300	$ 1,612,067
GenCorp, Inc. (A) (B)	65,100	1,058,526
HEICO Corp. - Class A	44,945	1,658,920
Hexcel Corp. (A)	46,400	1,579,920
Teledyne Technologies, Inc. (A)	29,900	2,312,765
TransDigm Group, Inc.	17,700	2,774,829
Triumph Group, Inc.	28,800	2,279,520
Air Freight & Logistics - 0.2%
Hub Group, Inc. - Class A (A)	20,100	732,042
Airlines - 0.2%
Allegiant Travel Co. - Class A	10,000	1,059,900
Auto Components - 0.8%
Dana Holding Corp.	54,600	1,051,596
Tenneco, Inc. (A)	38,900	1,761,392
TRW Automotive Holdings Corp. (A)	12,900	857,076
Beverages - 0.8%
Boston Beer Co., Inc. - Class A (A) (B)	22,200	3,788,208
Biotechnology - 7.2%
Acorda Therapeutics, Inc. (A)	22,100	729,079
Aegerion Pharmaceuticals, Inc. (A) (B)	14,800	937,432
Alkermes PLC (A)	77,700	2,228,436
Alnylam Pharmaceuticals, Inc. (A)	25,900	803,159
Ariad Pharmaceuticals, Inc. (A) (B)	79,300	1,386,957
BioMarin Pharmaceutical, Inc. (A)	45,400	2,532,866
Cepheid, Inc. (A) (B)	44,100	1,517,922
Cubist Pharmaceuticals, Inc. (A)	51,100	2,468,130
Idenix Pharmaceuticals, Inc. (A) (B)	66,800	241,148
Incyte Corp., Ltd. (A)	112,700	2,479,400
Infinity Pharmaceuticals, Inc. (A)	23,600	383,500
InterMune, Inc. (A) (B)	38,500	370,370
Lexicon Pharmaceuticals, Inc. (A) (B)	50,700	110,019
Medivation, Inc. (A) (B)	36,200	1,781,040
NPS Pharmaceuticals, Inc. (A) (B)	47,800	721,780
Onyx Pharmaceuticals, Inc. (A) (B)	29,400	2,552,508
Pharmacyclics, Inc. (A)	33,600	2,670,192
Puma Biotechnology, Inc. (A)	11,300	501,381
Regeneron Pharmaceuticals, Inc. - Class A (A)	17,500	3,935,400
Rigel Pharmaceuticals, Inc. (A)	34,100	113,894
Seattle Genetics, Inc. (A) (B)	48,000	1,510,080
Theravance, Inc. - Class A (A) (B)	39,300	1,514,229
United Therapeutics Corp. (A)	27,100	1,783,722
Capital Markets - 1.7%
Affiliated Managers Group, Inc. (A)	15,500	2,541,070
Cohen & Steers, Inc. - Class A (B)	5,100	173,298
E*TRADE Financial Corp. (A)	82,760	1,047,742
Virtus Investment Partners, Inc. (A)	10,900	1,921,343
Waddell & Reed Financial, Inc. - Class A	52,800	2,296,800
Chemicals - 2.5%
Koppers Holdings, Inc.	12,500	477,250
NewMarket Corp. (B)	10,400	2,730,624
Rockwood Holdings, Inc.	46,300	2,964,589
Stepan Co.	33,900	1,885,179
WR Grace & Co. (A)	41,300	3,470,852
Commercial Banks - 1.3%
Signature Bank (A)	28,700	2,382,674
SVB Financial Group (A)	22,300	1,858,036
Texas Capital Bancshares, Inc. (A)	37,900	1,681,244

	Shares	Value
Commercial Services & Supplies - 2.1%
Brink’s Co.	3,300	$ 84,183
Clean Harbors, Inc. (A)	41,700	2,107,101
Healthcare Services Group, Inc. (B)	57,300	1,404,996
Rollins, Inc.	54,250	1,405,075
Team, Inc. (A)	31,100	1,177,135
US Ecology, Inc.	32,200	883,568
Waste Connections, Inc.	64,887	2,669,451
Communications Equipment - 1.6%
ADTRAN, Inc. (B)	60,500	1,488,905
Aruba Networks, Inc. (A)	89,600	1,376,256
JDS Uniphase Corp. (A)	114,100	1,640,758
Plantronics, Inc.	43,300	1,901,736
Polycom, Inc. (A)	57,824	609,465
Riverbed Technology, Inc. (A)	25,962	403,969
Computers & Peripherals - 0.6%
Stratasys, Ltd. (A) (B)	10,300	862,522
Synaptics, Inc. (A) (B)	50,800	1,958,848
Consumer Finance - 1.1%
Portfolio Recovery Associates, Inc. (A)	21,400	3,287,682
World Acceptance Corp. (A) (B)	21,300	1,851,822
Containers & Packaging - 0.4%
Graphic Packaging Holding Co. (A)	97,700	756,198
Rock-Tenn Co. - Class A	12,800	1,278,464
Distributors - 0.3%
LKQ Corp. (A)	60,700	1,563,025
Diversified Consumer Services - 1.0%
American Public Education, Inc. (A) (B)	27,400	1,018,184
Ascent Capital Group, Inc. (A)	22,500	1,756,575
Sotheby’s - Class A (B)	20,300	769,573
Steiner Leisure, Ltd. - Class A (A)	9,000	475,740
Weight Watchers International, Inc. - Class A	11,249	517,454
Diversified Financial Services - 0.4%
CBOE Holdings, Inc.	12,000	559,680
MSCI, Inc. - Class A (A)	10,888	362,244
NewStar Financial, Inc. (A) (B)	57,700	768,564
Diversified Telecommunication Services - 0.7%
Premiere Global Services, Inc. (A) (B)	35,600	429,692
tw telecom, Inc. - Class A (A)	104,400	2,937,816
Electrical Equipment - 0.7%
Acuity Brands, Inc. (B)	35,700	2,696,064
II-VI, Inc. (A)	44,800	728,448
Electronic Equipment & Instruments - 1.5%
Anixter International, Inc. (A)	33,100	2,509,311
Coherent, Inc.	32,100	1,767,747
FEI Co.	19,300	1,408,707
Itron, Inc. (A)	15,000	636,450
RealD, Inc. (A) (B)	18,800	261,320
Trimble Navigation, Ltd. (A)	19,700	512,397
Energy Equipment & Services - 2.7%
Atwood Oceanics, Inc. (A)	34,000	1,769,700
Core Laboratories NV	14,300	2,168,738
Dawson Geophysical Co. (A) (B)	4,600	169,556
Dril-Quip, Inc. - Class A (A)	21,800	1,968,322
Gulf Island Fabrication, Inc.	11,700	224,055
ION Geophysical Corp. (A)	50,900	306,418
Oceaneering International, Inc.	27,800	2,007,160
Oil States International, Inc. (A)	25,900	2,399,376
Superior Energy Services, Inc. (A)	22,158	574,778

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

	Shares	Value
Energy Equipment & Services (continued)
Tesco Corp. - Class B (A)	20,800	$ 275,600
Unit Corp. (A)	11,400	485,412
Food & Staples Retailing - 0.5%
Susser Holdings Corp. (A) (B)	49,800	2,384,424
Food Products - 1.3%
Dean Foods Co. (A)	26,400	264,528
J&J Snack Foods Corp.	33,400	2,598,520
TreeHouse Foods, Inc. (A)	48,700	3,191,798
Health Care Equipment & Supplies - 3.0%
ArthroCare Corp. (A)	33,000	1,139,490
Cooper Cos., Inc.	20,800	2,476,240
Edwards Lifesciences Corp. (A)	3,500	235,200
HeartWare International, Inc. (A) (B)	9,500	903,545
ICU Medical, Inc. - Class B (A) (B)	14,500	1,044,870
IDEXX Laboratories, Inc. (A) (B)	23,600	2,118,808
Masimo Corp. (B)	19,300	409,160
Meridian Bioscience, Inc. (B)	11,950	256,925
Orthofix International NV - Series B (A)	27,400	737,060
Sirona Dental Systems, Inc. (A)	43,900	2,892,132
Thoratec Corp. (A)	30,900	967,479
Volcano Corp. (A)	34,500	625,485
Health Care Providers & Services - 3.7%
Air Methods Corp. (B)	54,000	1,829,520
Bio-Reference Labs, Inc. (A) (B)	30,900	888,375
Catamaran Corp. (A)	22,122	1,077,784
Centene Corp. (A)	34,300	1,799,378
Chemed Corp. (B)	13,100	948,833
Corvel Corp. (A) (B)	31,400	919,078
HealthSouth Corp. (A)	51,600	1,486,080
MEDNAX, Inc. (A)	24,600	2,252,868
MWI Veterinary Supply, Inc. - Class A (A) (B)	16,500	2,033,460
PharMerica Corp. (A)	6,600	91,476
Team Health Holdings, Inc. (A)	59,000	2,423,130
WellCare Health Plans, Inc. (A)	25,500	1,416,525
Health Care Technology - 0.3%
HMS Holdings Corp. (A) (B)	65,500	1,526,150
Hotels, Restaurants & Leisure - 2.9%
Cheesecake Factory, Inc. (B)	28,800	1,206,432
Choice Hotels International, Inc. (B)	39,100	1,551,879
Denny’s Corp. (A)	295,300	1,659,586
Panera Bread Co. - Class A (A)	14,100	2,621,754
Red Robin Gourmet Burgers, Inc. (A)	28,100	1,550,558
Six Flags Entertainment Corp. (B)	86,800	3,051,888
Vail Resorts, Inc.	27,400	1,685,648
Household Durables - 0.9%
iRobot Corp. (A) (B)	38,400	1,527,168
NACCO Industries, Inc. - Class A	6,000	343,680
Tempur-Pedic International, Inc. (A)	47,600	2,089,640
Insurance - 0.3%
Amtrust Financial Services, Inc. (B)	40,349	1,440,459
Internet & Catalog Retail - 1.8%
HSN, Inc.	66,600	3,577,752
Liberty Ventures - Series A (A)	28,500	2,422,785
Shutterfly, Inc. (A) (B)	42,300	2,359,917
Internet Software & Services - 2.2%
Cornerstone OnDemand, Inc. - Class A (A)	55,700	2,411,253
j2 Global, Inc. (B)	34,200	1,453,842
MercadoLibre, Inc. (B)	24,100	2,597,016
Perficient, Inc. (A)	39,200	522,928

	Shares	Value
Internet Software & Services (continued)
Sohu.com, Inc. (A)	5,700	$ 351,234
ValueClick, Inc. (A)	64,400	1,589,392
WebMD Health Corp. - Class A (A)	42,000	1,233,540
IT Services - 4.5%
Cardtronics, Inc. (A)	70,100	1,934,760
CoreLogic, Inc. (A)	56,900	1,318,373
Gartner, Inc. (A)	69,600	3,966,504
Genpact, Ltd.	29,500	567,580
Heartland Payment Systems, Inc. (B)	73,320	2,731,170
Jack Henry & Associates, Inc.	44,400	2,092,572
MAXIMUS, Inc. - Class A	58,300	4,342,184
TeleTech Holdings, Inc. (A)	22,600	529,518
Unisys Corp. (A)	40,290	889,200
VeriFone Systems, Inc. (A)	13,600	228,616
WEX, Inc. (A)	31,000	2,377,700
Leisure Equipment & Products - 2.0%
Brunswick Corp. - Class B	74,000	2,364,300
Polaris Industries, Inc. (B)	41,600	3,952,000
Pool Corp.	51,500	2,699,115
Life Sciences Tools & Services - 1.5%
AMAG Pharmaceuticals, Inc. (A)	19,600	436,100
Bio-Rad Laboratories, Inc. - Class A (A)	10,800	1,211,760
Bruker Corp. (A)	56,200	907,630
Exelixis, Inc. (A) (B)	129,300	587,022
Illumina, Inc. (A) (B)	14,100	1,055,244
Mettler-Toledo International, Inc. (A)	5,500	1,106,600
PAREXEL International Corp. (A)	40,100	1,842,194
Machinery - 7.6%
3D Systems Corp. (A) (B)	80,149	3,518,541
Actuant Corp. - Class A (B)	56,700	1,869,399
Chart Industries, Inc. (A)	19,100	1,797,119
Graco, Inc. - Class A	31,700	2,003,757
Hyster-Yale Materials Handling, Inc.	17,500	1,098,825
IDEX Corp.	31,100	1,673,491
John Bean Technologies Corp.	25,200	529,452
Lincoln Electric Holdings, Inc.	51,600	2,955,132
Middleby Corp. (A)	25,200	4,286,268
Nordson Corp.	49,500	3,430,845
Standex International Corp.	15,800	833,450
Sun Hydraulics Corp.	26,600	832,048
Toro Co.	62,700	2,847,207
Valmont Industries, Inc.	20,800	2,976,272
Wabtec Corp.	69,200	3,697,356
Woodward, Inc.	25,600	1,024,000
Marine - 0.7%
Kirby Corp. (A)	42,600	3,388,404
Media - 2.0%
Digital Generation, Inc. (A) (B)	29,300	215,941
John Wiley & Sons, Inc. - Class A (B)	9,600	384,864
Liberty Media Corp. - Class A (A)	8,200	1,039,432
Live Nation Entertainment, Inc. (A)	114,700	1,777,850
Madison Square Garden Co. (A)	67,400	3,993,450
Sirius XM Radio, Inc.	243,500	815,725
Starz (A)	46,500	1,027,650
Metals & Mining - 0.4%
Compass Minerals International, Inc. (B)	15,000	1,267,950
Stillwater Mining Co. (A) (B)	67,000	719,580
Multiline Retail - 0.2%
Big Lots, Inc. (A)	30,700	967,971

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

	Shares	Value
Oil, Gas & Consumable Fuels - 3.0%
Bill Barrett Corp. (A) (B)	26,800	$ 541,896
Clayton Williams Energy, Inc. (A)	21,400	930,900
Contango Oil & Gas Co. - Class A	36,800	1,242,000
Delek US Holdings, Inc.	26,600	765,548
Energy XXI Bermuda, Ltd. (B)	41,400	918,252
Gran Tierra Energy, Inc. (A)	153,160	920,492
Halcon Resources Corp. (A) (B)	94,400	535,248
Northern Oil and Gas, Inc. (A) (B)	32,800	437,552
Oasis Petroleum, Inc. (A)	42,600	1,655,862
Rosetta Resources, Inc. (A)	42,200	1,794,344
SemGroup Corp. - Class A	40,800	2,197,488
SM Energy Co.	31,700	1,901,366
Paper & Forest Products - 0.7%
Clearwater Paper Corp. (A)	15,300	720,018
KapStone Paper and Packaging Corp.	57,000	2,290,260
Personal Products - 1.2%
Herbalife, Ltd. (B)	27,700	1,250,378
Nu Skin Enterprises, Inc. - Class A	35,700	2,181,984
Prestige Brands Holdings, Inc. (A)	76,000	2,214,640
Pharmaceuticals - 2.6%
Akorn, Inc. - Class A (A) (B)	64,300	869,336
Auxilium Pharmaceuticals, Inc. (A)	21,900	364,197
AVANIR Pharmaceuticals, Inc. - Class A (A) (B)	121,700	559,820
Cadence Pharmaceuticals, Inc. - Class A (A)	33,200	226,424
Jazz Pharmaceuticals PLC (A)	30,700	2,110,011
Medicines Co. (A)	63,100	1,940,956
Nektar Therapeutics (A)	41,700	481,635
Questcor Pharmaceuticals, Inc.	33,700	1,532,002
Salix Pharmaceuticals, Ltd. (A)	32,700	2,163,105
ViroPharma, Inc. (A) (B)	55,200	1,581,480
XenoPort, Inc. (A) (B)	32,700	161,865
Professional Services - 1.3%
Advisory Board Co. (A)	45,900	2,508,435
Exponent, Inc.	17,400	1,028,514
Huron Consulting Group, Inc. (A)	36,300	1,678,512
RPX Corp. - Class A (A)	32,400	544,320
Real Estate Investment Trusts - 0.9%
DuPont Fabros Technology, Inc. (B)	25,100	606,165
Sabra Healthcare REIT, Inc.	40,866	1,067,011
Strategic Hotels & Resorts, Inc. (A)	88,300	782,338
Taubman Centers, Inc.	23,800	1,788,570
Real Estate Management & Development - 1.5%
Altisource Asset Management Corp. (A) (B)	2,670	720,900
Altisource Portfolio Solutions SA (A)	27,400	2,577,792
Altisource Residential Corp. - Class B (A) (B)	15,333	255,908
Forest City Enterprises, Inc. - Class A (A)	90,400	1,619,064
Jones Lang LaSalle, Inc.	11,600	1,057,224
Kennedy-Wilson Holdings, Inc. (B)	52,700	876,928
Road & Rail - 1.8%
AMERCO	9,600	1,554,240
Avis Budget Group, Inc. (A)	63,600	1,828,500
Landstar System, Inc.	31,100	1,601,650
Old Dominion Freight Line, Inc. (A)	77,098	3,208,819
Semiconductors & Semiconductor Equipment - 3.0%
Amkor Technology, Inc. (A)	51,400	216,394
Atmel Corp. (A)	62,400	458,640
Cabot Microelectronics Corp. - Class A (A)	14,900	491,849
Cavium, Inc. (A)	57,500	2,033,775

	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Cypress Semiconductor Corp. (A) (B)	76,000	$ 815,480
Diodes, Inc. (A)	49,100	1,275,127
Hittite Microwave Corp. (A)	31,900	1,850,200
MagnaChip Semiconductor Corp. (A)	24,300	443,961
Microsemi Corp. (A)	59,500	1,353,625
Semtech Corp. (A)	42,300	1,481,769
Silicon Laboratories, Inc. (A)	17,700	732,957
Teradyne, Inc. (A) (B)	76,800	1,349,376
Ultratech, Inc. (A)	13,900	510,408
Veeco Instruments, Inc. (A) (B)	20,700	733,194
Software - 8.1%
Actuate Corp. (A)	42,100	279,544
ANSYS, Inc. (A)	12,689	927,566
Aspen Technology, Inc. (A)	84,200	2,424,118
CommVault Systems, Inc. (A)	49,700	3,771,733
Computer Modelling Group, Ltd.	44,800	987,841
Concur Technologies, Inc. (A) (B)	30,400	2,473,952
FactSet Research Systems, Inc. (B)	21,650	2,207,001
Fortinet, Inc. (A)	73,200	1,281,000
Informatica Corp. (A)	55,700	1,948,386
MICROS Systems, Inc. (A) (B)	44,200	1,907,230
Monotype Imaging Holdings, Inc.	37,800	960,498
Netscout Systems, Inc. (A)	65,500	1,528,770
Progress Software Corp. (A)	23,650	544,186
PTC, Inc. (A)	66,700	1,636,151
Rovi Corp. (A)	23,400	534,456
SolarWinds, Inc. (A)	36,100	1,401,041
Solera Holdings, Inc.	13,800	767,970
Sourcefire, Inc. (A)	38,100	2,116,455
TIBCO Software, Inc. (A)	98,600	2,110,040
Tyler Technologies, Inc. (A)	50,600	3,468,630
Ultimate Software Group, Inc. (A) (B)	35,400	4,152,066
Specialty Retail - 5.2%
Aaron’s, Inc.	56,650	1,586,767
Aeropostale, Inc. (A)	44,925	619,965
Ascena Retail Group, Inc. - Class B (A)	118,700	2,071,315
Buckle, Inc. (B)	30,400	1,581,408
Chico’s FAS, Inc.	106,200	1,811,772
Children’s Place Retail Stores, Inc. (A)	20,400	1,117,920
DSW, Inc. - Class A	44,800	3,291,456
Guess?, Inc. (B)	18,800	583,364
Hibbett Sports, Inc. (A) (B)	27,600	1,531,800
Monro Muffler Brake, Inc. (B)	71,250	3,423,562
Sally Beauty Holdings, Inc. (A)	122,200	3,800,420
Tractor Supply Co.	22,800	2,681,508
Textiles, Apparel & Luxury Goods - 2.1%
Deckers Outdoor Corp. (A) (B)	22,900	1,156,679
Fossil Group, Inc. (A)	13,112	1,354,600
Hanesbrands, Inc.	54,900	2,822,958
Iconix Brand Group, Inc. (A) (B)	46,700	1,373,447
PVH Corp.	22,277	2,785,739
Thrifts & Mortgage Finance - 0.6%
MGIC Investment Corp. (A)	110,300	669,521
Ocwen Financial Corp. - Class B (A)	28,700	1,183,014
Radian Group, Inc. (B)	73,000	848,260
Trading Companies & Distributors - 0.9%
Beacon Roofing Supply, Inc. (A) (B)	52,100	1,973,548
United Rentals, Inc. (A) (B)	47,102	2,350,861

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

	Shares	Value
Wireless Telecommunication Services - 0.3%
SBA Communications Corp. - Class A (A)	16,000	$ 1,185,920

Total Common Stocks (cost $377,366,196)		461,480,281

SECURITIES LENDING COLLATERAL - 18.6%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.18% (C)	86,225,092	86,225,092

Total Securities Lending Collateral (cost $86,225,092)		86,225,092

Principal	Value
REPURCHASE AGREEMENT - 0.2%

State Street Bank & Trust Co.
0.03% (C), dated 06/28/2013, to be repurchased at $1,046,429 on 07/01/2013. Collateralized by a U.S. Government Agency Obligation, 2.50%, due 04/01/2028, and with a value of $1,070,590.

$ 1,046,426	$ 1,046,426

Total Repurchase Agreement (cost $1,046,426)	1,046,426

Total Investment Securities (cost $464,637,714) (D)	548,751,799
Other Assets and Liabilities - Net	(85,783,484)

Net Assets	$ 462,968,315

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	All or a portion of this security is on loan. The value of all securities on loan is $84,194,951. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rate shown reflects the yield at June 30, 2013.
(D)	Aggregate cost for federal income tax purposes is $464,637,714. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $95,948,111 and $11,834,026, respectively. Net unrealized appreciation for tax purposes is $84,114,085.

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2013
ASSETS
Investment Securities
Common Stocks	$461,480,281	$—	$—	$461,480,281
Securities Lending Collateral	86,225,092	—	—	86,225,092
Repurchase Agreement	—	1,046,426	—	1,046,426
Total Investment Securities	$547,705,373	$1,046,426	$—	$548,751,799

Other Assets (F)
Foreign Currency	$8,179	$—	$—	$8,179
Total Other Assets	$8,179	$—	$—	$8,179

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2013
LIABILITIES
Other Liabilities (F)
Collateral for Securities on Loan	$—	$(86,225,092)	$—	$(86,225,092)
Total Other Liabilities	$—	$(86,225,092)	$—	$(86,225,092)

(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended June 30, 2013. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
(F)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica T. Rowe Price Small Cap VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2013

(unaudited)

Assets:
Investment securities, at value (cost: $463,591,288)
(including securities loaned of $84,194,951)	$547,705,373
Repurchase agreement, at value (cost: $1,046,426)	1,046,426
Foreign currency, at value (cost: $8,461)	8,179
Receivables:
Shares sold	111,743
Investment securities sold	3,354,005
Interest	1
Dividends	83,298
Securities lending income (net)	35,375
Prepaid expenses	1,969

Total assets	552,346,369

Liabilities:
Accounts payable and accrued liabilities:
Shares redeemed	114,789
Investment securities purchased	2,694,792
Administration fees	8,885
Management and advisory fees	266,565
Distribution and service fees	19,035
Transfer agent fees	60
Trustees fees	157
Printing and shareholder reports fees	39,205
Other	9,474
Collateral for securities on loan	86,225,092

Total liabilities	89,378,054

Net assets	$462,968,315

Net assets consist of:
Capital stock ($0.01 par value)	$388,685
Additional paid-in capital	356,926,313
Undistributed (accumulated) net investment income (loss)	(219,917)
Undistributed (accumulated) net realized gain (loss) from investment securities and foreign currency transactions	21,759,431
Net unrealized appreciation (depreciation) on:
Investment securities	84,114,085
Translation of assets and liabilities denominated in foreign currencies	(282)

Net assets	$462,968,315

Net assets by class:
Initial Class	$363,918,421
Service Class	99,049,894
Shares outstanding:
Initial Class	30,359,380
Service Class	8,509,075
Net asset value and offering price per share:
Initial Class	$11.99
Service Class	11.64

STATEMENT OF OPERATIONS

For the period ended June 30, 2013

(unaudited)

Investment Income:
Dividend income (including withholding taxes on foreign dividends of $3,175)	$752,813
Interest income	860
Securities lending income (net)	335,849

Total investment income	1,089,522

Expenses:
Management and advisory	1,361,217
Distribution and service:
Service Class	108,466
Transfer agent	1,449
Printing and shareholder reports	22,272
Custody	32,714
Administration	45,374
Legal	5,941
Audit and tax	6,538
Trustees	6,295
Other	4,068

Total expenses	1,594,334

Net investment income (loss)	(504,812)

Net realized gain (loss) on transactions from:
Investment securities	2,052,196
Foreign currency transactions	(392)

Total realized gain (loss)	2,051,804

Net change in unrealized appreciation (depreciation) on:
Investment securities	46,420,108
Translation of assets and liabilities denominated in foreign currencies	(288)

Net change in unrealized appreciation (depreciation)	46,419,820

Net realized and change in unrealized gain (loss)	48,471,624

Net increase (decrease) in net assets resulting from operations	$47,966,812

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica T. Rowe Price Small Cap VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2013 (unaudited)	December 31, 2012
From operations:
Net investment income (loss)	$(504,812)	$285,906
Net realized gain (loss) from investment securities and foreign currency transactions	2,051,804	20,814,867
Net change in unrealized appreciation (depreciation) on investment securities and foreign currency translations	46,419,820	10,259,697
Net increase (decrease) in net assets resulting from operations	47,966,812	31,360,470

Distributions to shareholders:
From net realized gains:
Initial Class	—	(12,345,022)
Service Class	—	(5,141,549)
Total distributions to shareholders	—	(17,486,571)

Capital share transactions:
Proceeds from shares sold:
Initial Class	181,800,726	44,135,875
Service Class	23,559,374	39,764,897
	205,360,100	83,900,772
Dividends and distributions reinvested:
Initial Class	—	12,345,022
Service Class	—	5,141,549
	—	17,486,571
Cost of shares redeemed:
Initial Class	(18,769,190)	(53,658,415)
Service Class	(10,423,776)	(24,348,545)
	(29,192,966)	(78,006,960)
Net increase (decrease) in net assets resulting from capital shares transactions	176,167,134	23,380,383

Net increase (decrease) in net assets	224,133,946	37,254,282

Net assets:
Beginning of period/year	238,834,369	201,580,087
End of period/year	$462,968,315	$238,834,369
Undistributed (accumulated) net investment income (loss)	$(219,917)	$284,895

Share activity:
Shares issued:
Initial Class	15,986,296	4,222,125
Service Class	2,110,573	3,911,576
	18,096,869	8,133,701
Shares issued-reinvested from dividends and distributions:
Initial Class	–	1,245,714
Service Class	–	532,803
	–	1,778,517
Shares redeemed:
Initial Class	(1,647,590)	(5,207,796)
Service Class	(941,290)	(2,446,526)
	(2,588,880)	(7,654,322)
Net increase (decrease) in shares outstanding:
Initial Class	14,338,706	260,043
Service Class	1,169,283	1,997,853
	15,507,989	2,257,896

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica T. Rowe Price Small Cap VP

FINANCIAL HIGHLIGHTS

For the period or years ended:

For a share outstanding throughout each period/year	Initial Class
	June 30, 2013 (unaudited)		December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
Net asset value
Beginning of period/year	$10.31		$9.61	$9.45	$7.03	$5.27	$10.27
Investment operations
Net investment income (loss)(A)	(0.01)		0.02	(0.04)	(0.01)	(0.01)	(0.01)
Net realized and unrealized gain (loss)	1.69		1.46	0.20	2.43	2.02	(3.04)
Total investment operations	1.68		1.48	0.16	2.42	2.01	(3.05)
Distributions
Net realized gains	—		(0.78)	—	—	(0.25)	(1.95)
Total distributions	—		(0.78)	—	—	(0.25)	(1.95)
Net asset value
End of period/year	$11.99		$10.31	$9.61	$9.45	$7.03	$5.27
Total return(B)	16.29	%(C)	15.69%	1.69%	34.42%	38.70%	(36.25)%
Net assets end of period/year (000’s)	$363,918		$165,231	$151,443	$166,206	$128,238	$102,260
Ratio and supplemental data
Expenses to average net assets	0.82	%(D)	0.85%	0.84%	0.84%	0.88%	0.83%
Net investment income (loss) to average net assets	(0.21	)%(D)	0.18%	(0.42)%	(0.12)%	(0.26)%	(0.13)%
Portfolio turnover rate	6	%(C)	33%	35%	34%	34%	30%

(A)	Calculated based on average number of shares outstanding.
(B)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(C)	Not annualized.
(D)	Annualized.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

For a share outstanding throughout each period/year	Service Class
June 30, 2013 (unaudited)	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
Net asset value
Beginning of period/year	$10.03	$9.39	$9.25	$6.90	$5.19	$10.14
Investment operations
Net investment income (loss)(A)	(0.03)	—	(B)	(0.06)	(0.02)	(0.03)	(0.03)
Net realized and unrealized gain (loss)	1.64	1.42	0.20	2.37	1.99	(3.00)
Total investment operations	1.61	1.42	0.14	2.35	1.96	(3.03)
Distributions
Net realized gains	—	(0.78)	—	—	(0.25)	(1.92)
Total distributions	—	(0.78)	—	—	(0.25)	(1.92)
Net asset value
End of period/year	$11.64	$10.03	$9.39	$9.25	$6.90	$5.19
Total return(C)	16.05	%(D)	15.41%	1.51%	34.06%	38.33%	(36.40)%
Net assets end of period/year (000’s)	$99,050	$73,603	$50,137	$34,204	$14,382	$7,434
Ratio and supplemental data
Expenses to average net assets	1.07	%(E)	1.10%	1.09%	1.09%	1.13%	1.08%
Net investment income (loss) to average net assets	(0.48	)%(E)	(0.02)%	(0.67)%	(0.32)%	(0.48)%	(0.38)%
Portfolio turnover rate	6	%(D)	33%	35%	34%	34%	30%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Annualized.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica T. Rowe Price Small Cap VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2013

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica T. Rowe Price Small Cap VP (the “Portfolio”) is a series of TST.

The Portfolio currently offers two classes of shares: Initial Class and Service Class.

Transamerica Asset Management, Inc. (“TAM”) provides continuous and regular investment advisory services to the Portfolio. TAM acts as a manager of managers, providing advisory services that include, without limitation, the design and development of each Portfolio and its investment strategy and the ongoing review and evaluation of that investment strategy including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for each Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending and implementing fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolios’ investments; regular review of sub-adviser performance and holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation of portfolio holdings; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolios’ Board of Trustees; oversight of preparation of prospectuses, shareholder reports and other disclosure materials and filings; and oversight of other service providers to the Portfolios, such as the custodian, the transfer agent, the administrator, the distributor, the Portfolios’ independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations for the Portfolios; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment advisory services. Where TAM employs sub-advisers, the sub-advisers carry out and effectuate the investment strategy designed for the Portfolios by TAM and are responsible, subject to TAM’s and the Board of Trustees oversight, for the day-to-day management of the Portfolios and for making decisions to buy, hold or sell a particular security.

Transamerica Fund Services, Inc. (“TFS”) provides supervisory and administrative services to each Portfolio. TFS’s supervisory and administrative services include performing certain administrative services for the Portfolios and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided for the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TFS has outsourced the provision of certain services as described below; to the extent agreed upon by TFS and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of net asset values; shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; recommending and implementing fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and its dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; preparation of agendas and supporting documents for and minutes of meetings of Trustees and committees of Trustees; and preparation of regular communications with the Trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TFS to perform supervisory and administrative services to the Portfolio. State Street performs back office services to support TFS, including furnishing financial and performance information about the Portfolios for inclusion in regulatory filings and Trustee and shareholder reports; preparing drafts of regulatory filings, Trustee materials, tax returns, expenses and budgeting; tax compliance testing; and maintaining books and records. TFS pays all expenses it incurs in connection with providing these services in the Amended and Restated Services Agreement with the exception of the costs of certain services specifically assumed by the Portfolios, as numerated within the Statement of Operations.

This report should be read in conjunction with the Portfolio’s current prospectus, which contains additional information about the Portfolio, including investment objectives and strategies.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of securities exposes the Portfolio to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrowed.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica T. Rowe Price Small Cap VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 1. (continued)

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio (“Navigator”), a money market mutual fund registered under the 1940 Act. The Transamerica Asset Management family of mutual funds is a significant shareholder of the Navigator as of June 30, 2013. No individual portfolio has a significant holding in the Navigator.

By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees.

Such income is reflected separately in the Statement of Operations. Income from loaned securities in the Statement of Operations is net of fees and rebates earned by the lending agent for its services. The value of loaned securities and related collateral outstanding at June 30, 2013 are shown in the Schedule of Investments and the Statement of Assets and Liabilities.

Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

The open repurchase agreements and related collateral at June 30, 2013 are listed in the Schedule of Investments.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rates in effect when the investment was acquired. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country, or region.

Foreign taxes: The Portfolio may be subjected to taxes imposed by the countries in which they invest, with respect to their investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, has elected to place security transactions of the Portfolio with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions paid by the Portfolio be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

Commissions recaptured during the period ended June 30, 2013 of $1,162 are included in net realized gain (loss) in the Statement of Operations.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend date, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Real estate investment trust (“REITs”): Dividend income related to a REIT is recorded at management’s estimate of the income included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts.

There are certain additional risks involved in investing in REITs. These include, but are not limited to, economical conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica T. Rowe Price Small Cap VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 1. (continued)

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class, based upon net assets. Each class bears its own specific expenses in addition to the non-class specific expenses.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The Portfolio’s Board of Trustees has delegated the valuation functions on a day-to-day basis to TAM, subject to board oversight. TAM has formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board of Trustees. These policies and procedures are reviewed at least annually by the Board of Trustees. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair market value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair market value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities (common and preferred stocks): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica T. Rowe Price Small Cap VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 2. (continued)

Foreign securities, in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2 or Level 3 if inputs are unobservable.

Repurchase agreement: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the net asset value of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2013, is disclosed in the Valuation Summary of the Schedule of Investments.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.

TAM, the Portfolio’s investment adviser, is directly owned by Western Reserve Life Assurance Co. of Ohio and AUSA Holding Company (“AUSA”), both of which are indirect, wholly-owned subsidiaries of Aegon NV. AUSA is wholly-owned by Aegon USA, LLC (“Aegon USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Aegon USA is owned by Aegon US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

TFS is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS, and TCI. No interested trustee receives compensation from the Portfolio.

Investment advisory fees: The Portfolio pays management fees to TAM based on average daily net assets (“ANA”) at the following rate:

0.75% of ANA

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

Expense limit	Maximum Operating Expense Limit Effective Through
1.00%	May 1, 2014

TAM is entitled to reimbursement by the Portfolio of fees waived and/or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit.

During the period ended June 30, 2013, there were no amounts reimbursed/waived or recaptured by TAM. There were no amounts available for recapture by TAM as of June 30, 2013.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Portfolio’s distributor.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica T. Rowe Price Small Cap VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 4. INVESTMENT TRANSACTIONS

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2014. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. The Portfolio pays TFS an annual fee of 0.025% of ANA. The Legal fees in the Statement of Operations are for fees paid to external legal counsel.

Transfer agent services: TFS provides transfer agency services under the Administrative Agreement and is compensated for such services under that agreement. For the period ended June 30, 2013 amounts paid to TFS by the Portfolio are included in Transfer Agent in the Statement of Operations and amounts payable to TFS as of June 30, 2013 are included in Transfer agent fees in the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), as elected by the Trustee.

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2013 were as follows:

Purchases of securities:
Long-term	$199,538,288
U.S. Government	—

Proceeds from maturities and sales of securities:
Long-term	23,541,831
U.S. Government	—

NOTE 5. FEDERAL INCOME TAX MATTERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Portfolio’s tax provisions taken or expected to be taken for all open tax years 2009 - 2012, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other in the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

NOTE 6. SUBSEQUENT EVENT

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica T. Rowe Price Small Cap VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board”) held on June 12-13, 2013, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica T. Rowe Price Small Cap VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”). The Board also reviewed and considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Investment Advisory Agreement, the “Agreements”) for the Portfolio between TAM and T. Rowe Price Associates, Inc. (the “Sub-Adviser”).

Following their review and consideration, the Trustees determined that the terms of the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable and that the renewal of each of the Agreements is in the best interests of the Portfolio and its shareholders. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Agreements through June 30, 2014. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the Agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and/or their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM and the Sub-Adviser; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment advisory and other services provided by TAM for the portion of the management fee it retains after payment of the sub-advisory fee. The Board noted that the investment advisory services include the design and development of the Portfolio and its investment strategy, TAM’s selection, ongoing oversight and monitoring of the Sub-Adviser, TAM’s daily supervision of the Portfolio’s investments and recommendations to change the Portfolio’s investment strategy or sub-adviser where it believes appropriate or advisable. The Board also noted that TAM provides services to all Transamerica mutual funds, including the Portfolio, in the form of oversight of the services provided by the funds’ administrator, custodian and transfer agent and supervision of the performance of recordkeeping, shareholder relations, regulatory reporting and compliance functions of the funds.

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2012.

The Board noted that the performance of the Initial Class of the Portfolio was above the median for its peer universe for the past 1-, 3-, 5- and 10-year periods. The Board also noted that the performance of the Initial Class of the Portfolio was above its benchmark for the past 3- and 5-year periods and below its benchmark for the past 1- and 10-year periods.

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be procured by TAM and provided by the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and that is competitive with other investment companies.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of other investment

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica T. Rowe Price Small Cap VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by Strategic Insight, an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Initial Class of the Portfolio were below the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser and is paid by TAM and not the Portfolio. As a result, the Board principally considered the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any further economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from these economies of scale. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser and whether the Portfolio has achieved economies of scale in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered any other benefits derived by TAM, its affiliates and the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio. The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and its shareholders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement is in the best interests of the Portfolio and its shareholders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica TS&W International Equity VP

(formerly, Transamerica Morgan Stanley Active International Allocation VP)

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2013, and held for the entire period until June 30, 2013.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses(A)
Portfolio Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period(B)	Ending Account Value	Expenses Paid During Period(B)	Annualized Expense Ratio
Transamerica TS&W International Equity VP
Initial Class	$1,000.00	$1,057.00	$5.40	$1,019.27	$5.30	1.07%
Service Class	1,000.00	1,056.40	6.66	1,018.05	6.53	1.32

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (179 days), and divided by the number of days in the year (365 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2013

(the following chart summarizes the Schedule of Investments of the portfolio by asset type)

(unaudited)

Asset Type	% of Net Assets
Common Stocks	98.3%
Securities Lending Collateral	1.6
Preferred Stock	0.7
Repurchase Agreement	0.4
Right	0.0	(A)
Other Assets and Liabilities - Net	(1.0)
Total	100.0%

(A)	Amount rounds to less than 0.1%

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica TS&W International Equity VP

(formerly, Transamerica Morgan Stanley Active International Allocation VP)

SCHEDULE OF INVESTMENTS

At June 30, 2013

(unaudited)

	Shares	Value
PREFERRED STOCK - 0.7%
Russian Federation - 0.7%
Sberbank of Russia, 4.56% (A)	489,200	$ 831,640

Total Preferred Stock (cost $1,131,746)		831,640

COMMON STOCKS - 98.3%
Australia - 2.8%
APA Group	196,406	1,075,942
Asciano, Ltd.	307,563	1,412,034
Challenger Financial Services Group, Ltd.	267,377	980,564
Belgium - 0.0% (B)
Anheuser-Busch InBev NV - STRIP VVPR (C) (D)	2,616	3
Canada - 1.6%
Barrick Gold Corp.	50,500	797,090
Fairfax Financial Holdings, Ltd.	3,100	1,219,043
Denmark - 1.3%
Carlsberg AS - Class B	18,266	1,635,304
France - 8.8%
Arkema SA	16,093	1,477,423
Cie Generale des Etablissements Michelin - Class B	15,303	1,368,445
Euler Hermes SA	9,668	974,658
Lagardere SCA	33,285	927,164
Rexel SA	59,300	1,333,805
Sanofi	17,568	1,820,701
Vinci SA	32,732	1,642,658
Vivendi SA	62,330	1,180,468
Germany - 6.9%
Adidas AG	9,344	1,011,200
Allianz SE - Class A	12,441	1,817,756
Bayer AG	8,682	925,885
Metro AG	46,000	1,456,181
Siemens AG - Class A	21,807	2,204,101
TUI AG (C)	83,462	992,193
Hong Kong - 5.0%
First Pacific Co., Ltd.	1,094,000	1,170,725
Guangdong Investment, Ltd.	1,734,000	1,506,844
HSBC Holdings PLC	182,800	1,916,135
SJM Holdings, Ltd.	647,400	1,559,226
Ireland - 2.8%
Ryanair Holdings PLC - ADR	32,000	1,648,960
Smurfit Kappa Group PLC	111,623	1,824,893
Israel - 1.2%
Teva Pharmaceutical Industries, Ltd. - ADR	37,600	1,473,920
Italy - 4.3%
ENI SpA - Class B	102,696	2,109,379
Exor SpA	40,197	1,188,765
Pirelli & C. SpA	85,394	988,706
Prysmian SpA	53,885	1,006,500
Japan - 19.9%
Aisin Seiki Co., Ltd.	43,800	1,675,953
Daito Trust Construction Co., Ltd.	6,800	641,057
FUJIFILM Holdings Corp.	55,700	1,227,107
Fukuoka Financial Group, Inc. - Class A	299,000	1,272,212
Hitachi, Ltd.	418,000	2,684,675
Japan Airlines Co., Ltd.	23,500	1,208,409
Kintetsu World Express, Inc.	19,800	793,557
Kirin Holdings Co., Ltd.	127,000	1,989,897

	Shares	Value
Japan (continued)
Komatsu, Ltd.	40,000	$ 924,783
Kuraray Co., Ltd.	115,600	1,622,456
Mitsubishi Corp.	79,700	1,365,299
Nippon Telegraph & Telephone Corp.	39,700	2,057,451
Nitori Holdings Co., Ltd.	21,100	1,701,956
ORIX Corp.	183,900	2,512,447
Sony Corp.	70,800	1,483,388
USS Co., Ltd. - REIT	9,270	1,176,742
Korea, Republic of - 2.2%
Kangwon Land, Inc.	49,970	1,382,647
SK Telecom Co., Ltd.	6,827	1,255,348
Malaysia - 1.1%
UMW Holdings Bhd	284,400	1,314,208
Netherlands - 4.3%
Delta Lloyd NV	19,218	385,107
Heineken Holding NV - Class A	12,843	720,590
Koninklijke Boskalis Westminster NV	30,724	1,120,373
Koninklijke Philips Electronics NV	78,965	2,152,827
Wolters Kluwer NV	39,645	838,821
Singapore - 2.0%
Noble Group, Ltd.	1,579,000	1,208,387
SIA Engineering Co., Ltd.	314,000	1,248,568
Spain - 1.4%
Amadeus IT Holding SA - Class A	54,252	1,734,003
Sweden - 5.6%
Investment AB Kinnevik - Class B	46,508	1,192,157
Investor AB - Class B	63,678	1,712,045
Saab AB - Class B	41,027	783,698
Svenska Cellulosa AB - Class B	55,830	1,401,141
Telefonaktiebolaget LM Ericsson - Class B	159,612	1,807,687
Switzerland - 5.3%
Aryzta AG (C)	22,777	1,280,460
GAM Holding AG (C)	79,345	1,218,043
Lonza Group AG (C)	5,839	439,834
Nestle SA	18,829	1,234,933
Novartis AG	32,280	2,293,143
Thailand - 0.6%
Bangkok Bank PCL	116,700	767,590
United Kingdom - 18.1%
AstraZeneca PLC	16,153	765,290
BHP Billiton PLC - ADR (E)	26,600	1,363,782
BP PLC - ADR (E)	35,100	1,465,074
British Sky Broadcasting Group PLC	113,458	1,366,706
Imperial Tobacco Group PLC	45,299	1,570,863
Inchcape PLC	197,287	1,503,318
Inmarsat PLC	55,948	573,109
Johnson Matthey PLC	34,613	1,383,501
Kingfisher PLC	234,014	1,220,817
National Grid PLC - Class B	129,218	1,466,144
Resolution, Ltd.	317,174	1,374,856
Rexam PLC	197,691	1,435,738
Royal Dutch Shell PLC - Class A	45,572	1,455,567
Unilever PLC	57,493	2,327,758
Vodafone Group PLC	733,476	2,095,617
WPP PLC - Class A	43,842	748,166
United States - 3.1%
Flextronics International, Ltd. (C) (E)	182,600	1,413,324

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica TS&W International Equity VP

(formerly, Transamerica Morgan Stanley Active International Allocation VP)

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

	Shares	Value
United States (continued)
Noble Corp.	47,604	$ 1,788,958
Open Text Corp. (E)	8,700	595,689

Total Common Stocks (cost $122,388,983)		120,389,947

RIGHT - 0.0% (B)
Hong Kong - 0.0% (B)
First Pacific Co., Ltd. (C)	136,750	2,539

Total Right (cost $ — )		2,539

SECURITIES LENDING COLLATERAL - 1.6%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.18% (A)	1,940,410	1,940,410

Total Securities Lending Collateral (cost $1,940,410)		1,940,410

Principal	Value
REPURCHASE AGREEMENT - 0.4%

State Street Bank & Trust Co.
0.03% (A), dated 06/28/2013, to be repurchased at $492,563 on 07/01/2013. Collateralized by a U.S. Government Agency Obligation, 2.50%, due 12/15/2027, and with a value of $506,267.

$ 492,561	$ 492,561

Total Repurchase Agreement (cost $492,561)	492,561

Total Investment Securities (cost $125,953,700) (F)	123,657,097
Other Assets and Liabilities - Net	(1,222,184)

Net Assets	$ 122,434,913

INVESTMENTS BY INDUSTRY:	Percentage of Total Investment Securities	Value
Pharmaceuticals	5.9%	$7,278,939
Diversified Financial Services	5.1	6,246,795
Insurance	4.7	5,771,420
Electronic Equipment & Instruments	4.3	5,325,106
Media	4.1	5,061,325
Oil, Gas & Consumable Fuels	4.1	5,030,020
Food Products	3.9	4,843,151
Commercial Banks	3.9	4,787,577
Chemicals	3.6	4,483,380
Industrial Conglomerates	3.5	4,356,928
Beverages	3.5	4,345,794
Specialty Retail	3.3	4,099,515
Auto Components	3.3	4,033,104
Hotels, Restaurants & Leisure	3.2	3,934,066
Trading Companies & Distributors	3.2	3,907,491
Wireless Telecommunication Services	2.7	3,350,965
Containers & Packaging	2.6	3,260,631
Airlines	2.3	2,857,369
Construction & Engineering	2.2	2,763,031
Diversified Telecommunication Services	2.1	2,630,560
Consumer Finance	2.0	2,512,447
Metals & Mining	1.7	2,160,872
Communications Equipment	1.5	1,807,687
Energy Equipment & Services	1.4	1,788,958
IT Services	1.4	1,734,003
Tobacco	1.3	1,570,863
Water Utilities	1.2	1,506,844
Distributors	1.2	1,503,318
Household Durables	1.2	1,483,388
Multi-Utilities	1.2	1,466,144
Food & Staples Retailing	1.2	1,456,181
Road & Rail	1.1	1,412,034
Household Products	1.1	1,401,141
Automobiles	1.1	1,314,208
Transportation Infrastructure	1.0	1,248,568
Capital Markets	1.0	1,218,043
Gas Utilities	0.9	1,075,942
Textiles, Apparel & Luxury Goods	0.8	1,011,200
Electrical Equipment	0.8	1,006,500

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica TS&W International Equity VP

(formerly, Transamerica Morgan Stanley Active International Allocation VP)

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

INVESTMENTS BY INDUSTRY (continued):	Percentage of Total Investment Securities	Value
Machinery	0.8%	$924,783
Air Freight & Logistics	0.6	793,557
Aerospace & Defense	0.6	783,698
Real Estate Management & Development	0.5	641,057
Internet Software & Services	0.5	595,689
Life Sciences Tools & Services	0.4	439,834

Investment Securities, at Value	98.0	121,224,126
Short-Term Investments	2.0	2,432,971

Total Investments	100.0%	$123,657,097

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rate shown reflects the yield at June 30, 2013.
(B)	Percentage rounds to less than 0.1%.
(C)	Non-income producing security.
(D)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is $3, or less than 0.01% of the portfolio’s net assets.
(E)	All or a portion of this security is on loan. The value of all securities on loan is $1,893,440. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(F)	Aggregate cost for federal income tax purposes is $125,953,700. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $3,862,931 and $6,159,534, respectively. Net unrealized depreciation for tax purposes is $2,296,603.

DEFINITIONS:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust (includes domestic REITs and Foreign Real Estate Investment Companies)
STRIP VVPR	Is a coupon which, if presented along with the corresponding coupon of the share, entitles the shareholder to a reduced rate of withholding tax on the dividends paid by the company.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica TS&W International Equity VP

(formerly, Transamerica Morgan Stanley Active International Allocation VP)

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

VALUATION SUMMARY: (G)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2013
ASSETS
Investment Securities
Preferred Stock	$—	$831,640	$—	$831,640
Common Stocks
Australia	—	3,468,540	—	3,468,540
Belgium	—	—	3	3
Canada	2,016,133	—	—	2,016,133
Denmark	—	1,635,304	—	1,635,304
France	—	10,725,322	—	10,725,322
Germany	—	8,407,316	—	8,407,316
Hong Kong	—	6,152,930	—	6,152,930
Ireland	1,648,960	1,824,893	—	3,473,853
Israel	1,473,920	—	—	1,473,920
Italy	—	5,293,350	—	5,293,350
Japan	—	24,337,389	—	24,337,389
Korea, Republic of	—	2,637,995	—	2,637,995
Malaysia	—	1,314,208	—	1,314,208
Netherlands	—	5,217,718	—	5,217,718
Singapore	—	2,456,955	—	2,456,955
Spain	—	1,734,003	—	1,734,003
Sweden	—	6,896,728	—	6,896,728
Switzerland	—	6,466,413	—	6,466,413
Thailand	—	767,590	—	767,590
United Kingdom	2,828,856	19,287,450	—	22,116,306
United States	3,797,971	—	—	3,797,971
Right	—	2,539	—	2,539
Securities Lending Collateral	1,940,410	—	—	1,940,410
Repurchase Agreement	—	492,561	—	492,561
Total Investment Securities	$13,706,250	$109,950,844	$3	$123,657,097
Other Assets (H)
Cash	$36	$—	$—	$36
Foreign Currency	51,352	—	—	51,352
Total Other Assets	$51,388	$—	$—	$51,388

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2013
LIABILITIES
Other Liabilities (H)
Collateral for Securities on Loan	$—	$(1,940,410)	$—	$(1,940,410)
Total Other Liabilities	$—	$(1,940,410)	$—	$(1,940,410)

(G)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended June 30, 2013. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
(H)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

Level 3 Rollforward - Investment Securities

Securities	Beginning Balance at December 31, 2012	Purchases	Sales	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3(I)	Transfer out of Level 3	Ending Balance at June 30, 2013(J)	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at June 30, 2013
Common Stocks	$—	$—	$—	$—	$—	$—	$3	$—	$3	$—

(I)	Transferred into Level 3 because of unavailability of observable inputs.
(J)	Inputs used in the valuation of the Level 3 securities were not considered significant unobservable inputs.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica TS&W International Equity VP

(formerly, Transamerica Morgan Stanley Active International Allocation VP)

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2013

(unaudited)

Assets:
Investment securities, at value (cost: $125,461,139) (including securities loaned of $1,893,440)	$123,164,536
Repurchase agreement, at value (cost: $492,561)	492,561
Cash	36
Foreign currency, at value (cost: $51,692)	51,352
Receivables:
Shares sold	1,530
Investment securities sold	1,483,192
Dividends	320,650
Dividend reclaims	205,499
Securities lending income (net)	268
Prepaid expenses	689

Total assets	125,720,313

Liabilities:
Accounts payable and accrued liabilities:
Shares redeemed	18,081
Investment securities purchased	1,198,158
Administration fees	2,398
Management and advisory fees	82,754
Distribution and service fees	3,980
Transfer agent fees	16
Trustees fees	46
Other	39,557
Collateral for securities on loan	1,940,410

Total liabilities	3,285,400

Net assets	$122,434,913

Net assets consist of:
Capital stock ($0.01 par value)	$104,934
Additional paid-in capital	129,706,483
Undistributed (accumulated) net investment income (loss)	5,022,431
Accumulated net realized gain (loss) from investment securities, futures and foreign currency transactions	(10,100,890)
Net unrealized appreciation (depreciation) on:
Investment securities	(2,296,603)
Translation of assets and liabilities denominated in foreign currencies	(1,442)

Net assets	$122,434,913

Net assets by class:
Initial Class	$101,996,109
Service Class	20,438,804
Shares outstanding:
Initial Class	8,732,781
Service Class	1,760,594
Net asset value and offering price per share:
Initial Class	$11.68
Service Class	11.61

STATEMENT OF OPERATIONS

For the period ended June 30, 2013

(unaudited)

Investment Income:
Dividend income (net of withholding taxes on foreign dividends of $346,881)	$2,945,535
Interest income	2,402
Securities lending income (net)	24,331

Total investment income	2,972,268

Expenses:
Management and advisory	498,920
Distribution and service:
Service Class	24,065
Transfer agent	453
Printing and shareholder reports	10,027
Custody	101,811
Administration	14,974
Legal	3,026
Audit and tax	9,485
Trustees	2,234
Other	1,948

Total expenses	666,943

Expenses (waived/reimbursed) recaptured	(1,852)

Net expenses	665,091

Net investment income (loss)	2,307,177

Net realized gain (loss) on transactions from:
Investment securities (A)	10,814,224
Futures contracts	1,667,897
Foreign currency transactions	793,042

Total realized gain (loss)	13,275,163

Net change in unrealized appreciation (depreciation) on:
Investment securities	(8,936,092)
Futures contracts	(89,641)
Translation of assets and liabilities denominated in foreign currencies	(102,758)

Net change in unrealized appreciation (depreciation)	(9,128,491)

Net realized and change in unrealized gain (loss)	4,146,672

Net increase (decrease) in net assets resulting from operations	$6,453,849

(A)	Net of foreign capital gains tax of $28,387.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica TS&W International Equity VP

(formerly, Transamerica Morgan Stanley Active International Allocation VP)

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2013 (unaudited)	December 31, 2012
From operations:
Net investment income (loss)	$2,307,177	$2,463,442
Net realized gain (loss) from investment securities, futures contracts and foreign currency transactions	13,275,163	(751,082)
Net change in unrealized appreciation (depreciation) on investment securities, futures contracts and foreign currency translations	(9,128,491)	16,662,935
Net increase (decrease) in net assets resulting from operations	6,453,849	18,375,295

Distributions to shareholders:
From net investment income:
Initial Class	—	(2,164,287)
Service Class	—	(309,382)
Total distributions to shareholders	—	(2,473,669)

Capital share transactions:
Proceeds from shares sold:
Initial Class	5,185,723	5,169,451
Service Class	4,562,040	6,495,489
	9,747,763	11,664,940
Dividends and distributions reinvested:
Initial Class	—	2,164,287
Service Class	—	309,382
	—	2,473,669
Cost of shares redeemed:
Initial Class	(7,342,503)	(60,091,114)
Service Class	(2,588,496)	(5,441,154)
	(9,930,999)	(65,532,268)
Net increase (decrease) in net assets resulting from capital shares transactions	(183,236)	(51,393,659)

Net increase (decrease) in net assets	6,270,613	(35,492,033)

Net assets:
Beginning of period/year	116,164,300	151,656,333
End of period/year	$122,434,913	$116,164,300
Undistributed (accumulated) net investment income (loss)	$5,022,431	$2,715,254

Share activity:
Shares issued:
Initial Class	432,970	511,409
Service Class	394,614	636,533
	827,584	1,147,942
Shares issued-reinvested from dividends and distributions:
Initial Class	—	213,230
Service Class	—	30,602
	—	243,832
Shares redeemed:
Initial Class	(631,820)	(6,010,590)
Service Class	(224,522)	(532,874)
	(856,342)	(6,543,464)

Net increase (decrease) in shares outstanding:
Initial Class	(198,850)	(5,285,951)
Service Class	170,092	134,261
	(28,758)	(5,151,690)

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica TS&W International Equity VP

(formerly, Transamerica Morgan Stanley Active International Allocation VP)

FINANCIAL HIGHLIGHTS

For the period or years ended:

For a share outstanding throughout each period/year
	Initial Class
	June 30, 2013 (unaudited)		December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
Net asset value
Beginning of period/year	$11.05		$9.68	$11.47	$10.81	$8.73	$17.16
Investment operations
Net investment income (loss)(A)	0.22		0.20	0.17	0.13	0.15	0.28
Net realized and unrealized gain (loss)	0.41		1.40	(1.80)	0.75	2.10	(6.34)
Total investment operations	0.63		1.60	(1.63)	0.88	2.25	(6.06)
Distributions
Net investment income	—		(0.23)	(0.16)	(0.22)	(0.02)	(0.49)
Return of capital	—		—	—	—	(0.15)	(1.88)
Total distributions	—		(0.23)	(0.16)	(0.22)	(0.17)	(2.37)
Net asset value
End of period/year	$11.68		$11.05	$9.68	$11.47	$10.81	$8.73
Total return(B)	5.70	%(C)	16.75%	(14.29)%	8.48%	25.88%	(38.83)%
Net assets end of period/year (000’s)	$101,996		$98,677	$137,627	$117,320	$129,300	$120,650
Ratio and supplemental data
Expenses to average net assets
After (waiver/reimbursement) recapture	1.07	%(D)	1.07%	1.07%	1.07%	1.07%	1.07%
Before (waiver/reimbursement) recapture	1.07	%(D)	1.09%	1.07%	1.06%	1.12%	1.09%
Net investment income (loss) to average net assets	3.88	%(D)	1.97%	1.55%	1.25%	1.66%	2.08%
Portfolio turnover rate	101	%(C)(E)	35%	46%	21%	38%	27%

(A)	Calculated based on average number of shares outstanding.
(B)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(C)	Not annualized.
(D)	Annualized.
(E)	Increase in portfolio turnover rate was triggered by a change in the portfolio’s sub-adviser.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

For a share outstanding throughout each period/ year
Service Class
June 30, 2013 (unaudited)	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
Net asset value
Beginning of period/year	$10.99	$9.63	$11.42	$10.77	$8.70	$17.12
Investment operations
Net investment income (loss)(A)	0.21	0.16	0.13	0.10	0.12	0.25
Net realized and unrealized gain (loss)	0.41	1.41	(1.79)	0.75	2.10	(6.33)
Total investment operations	0.62	1.57	(1.66)	0.85	2.22	(6.08)
Distributions
Net investment income	—	(0.21)	(0.13)	(0.20)	—	(B)	(0.46)
Return of capital	—	—	—	—	(0.15)	(1.88)
Total distributions	—	(0.21)	(0.13)	(0.20)	(0.15)	(2.34)
Net asset value
End of period/year	$11.61	$10.99	$9.63	$11.42	$10.77	$8.70
Total return(C)	5.64	%(D)	16.44%	(14.56)%	8.20%	25.68%	(39.05)%
Net assets end of period/year (000’s)	$20,439	$17,487	$14,029	$16,401	$13,613	$9,046
Ratio and supplemental data
Expenses to average net assets
After (waiver/reimbursement) recapture	1.32	%(E)	1.32%	1.32%	1.32%	1.32%	1.32%
Before (waiver/reimbursement) recapture	1.32	%(E)	1.34%	1.32%	1.31%	1.37%	1.34%
Net investment income (loss) to average net assets	3.70	%(E)	1.51%	1.24%	0.96%	1.30%	1.84%
Portfolio turnover rate	101	%(D)(F)	35%	46%	21%	38%	27%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Annualized.
(F)	Increase in portfolio turnover rate was triggered by a change in the portfolio’s sub-adviser.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica TS&W International Equity VP

(formerly, Transamerica Morgan Stanley Active International Allocation VP)

NOTES TO FINANCIAL STATEMENTS

At June 30, 2013

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Effective May 1, 2013, Transamerica Morgan Stanley Active International Allocation VP changed its name to Transamerica TS&W International Equity VP (the “Portfolio”). The Portfolio is a series of TST.

The Portfolio currently offers two classes of shares: Initial Class and Service Class.

Transamerica Asset Management, Inc. (“TAM”) provides continuous and regular investment advisory services to the Portfolio. TAM acts as a manager of managers, providing advisory services that include, without limitation, the design and development of each Portfolio and its investment strategy and the ongoing review and evaluation of that investment strategy including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for each Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending and implementing fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolios’ investments; regular review of sub-adviser performance and holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation of portfolio holdings; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolios’ Board of Trustees; oversight of preparation of prospectuses, shareholder reports and other disclosure materials and filings; and oversight of other service providers to the Portfolios, such as the custodian, the transfer agent, the administrator, the distributor, the Portfolios’ independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations for the Portfolios; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment advisory services. Where TAM employs sub-advisers, the sub-advisers carry out and effectuate the investment strategy designed for the Portfolios by TAM and are responsible, subject to TAM’s and the Board of Trustees oversight, for the day-to-day management of the Portfolios and for making decisions to buy, hold or sell a particular security.

Transamerica Fund Services, Inc. (“TFS”) provides supervisory and administrative services to each Portfolio. TFS’s supervisory and administrative services include performing certain administrative services for the Portfolios and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided for the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TFS has outsourced the provision of certain services as described below; to the extent agreed upon by TFS and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of net asset values; shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; recommending and implementing fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and its dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; preparation of agendas and supporting documents for and minutes of meetings of Trustees and committees of Trustees; and preparation of regular communications with the Trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TFS to perform supervisory and administrative services to the Portfolio. State Street performs back office services to support TFS, including furnishing financial and performance information about the Portfolios for inclusion in regulatory filings and Trustee and shareholder reports; preparing drafts of regulatory filings, Trustee materials, tax returns, expenses and budgeting; tax compliance testing; and maintaining books and records. TFS pays all expenses it incurs in connection with providing these services in the Amended and Restated Services Agreement with the exception of the costs of certain services specifically assumed by the Portfolios, as numerated within the Statement of Operations.

This report should be read in conjunction with the Portfolio’s current prospectus, which contains additional information about the Portfolio, including investment objectives and strategies.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica TS&W International Equity VP

(formerly, Transamerica Morgan Stanley Active International Allocation VP)

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 1. (continued)

Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of securities exposes the Portfolio to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrowed.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio (“Navigator”), a money market mutual fund registered under the 1940 Act. The Transamerica Asset Management family of mutual funds is a significant shareholder of the Navigator as of June 30, 2013. No individual portfolio has a significant holding in the Navigator.

By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees.

Such income is reflected separately in the Statement of Operations. Income from loaned securities in the Statement of Operations is net of fees and rebates earned by the lending agent for its services. The value of loaned securities and related collateral outstanding at June 30, 2013 are shown in the Statement of Investments and the Statement of Assets and Liabilities.

Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

The open repurchase agreements and related collateral at June 30, 2013 are listed in the Schedule of Investments.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rates in effect when the investment was acquired. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country, or region.

Foreign taxes: The Portfolio may be subjected to taxes imposed by the countries in which they invest, with respect to their investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Forward foreign currency contracts: The Portfolio is subject to foreign currency exchange rate risk exposure in the normal course of pursuing its investment objectives. The Portfolio enters into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Forward foreign currency contracts are marked to market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are settled, a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica TS&W International Equity VP

(formerly, Transamerica Morgan Stanley Active International Allocation VP)

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 1. (continued)

Futures contracts: The Portfolio is subject to equity and commodity price risks, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend date, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Real estate investment trust (“REITs”): Dividend income related to a REIT is recorded at management’s estimate of the income included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts.

There are certain additional risks involved in investing in REITs. These include, but are not limited to, economical conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class, based upon net assets. Each class bears its own specific expenses in addition to the non-class specific expenses.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The Portfolio’s Board of Trustees has delegated the valuation functions on a day-to-day basis to TAM, subject to board oversight. TAM has formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board of

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica TS&W International Equity VP

(formerly, Transamerica Morgan Stanley Active International Allocation VP)

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 2. (continued)

Trustees. These policies and procedures are reviewed at least annually by the Board of Trustees. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair market value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

For assets and liabilities using significant unobservable inputs (Level 3) GAAP requires a reconciliation of the beginning to the ending balances for reported market values that presents changes attributed to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The Level 3 reconciliation, if any, is disclosed in the Valuation Summary of the Portfolio’s Schedule of Investments.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities (common and preferred stocks): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2 or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the net asset value of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica TS&W International Equity VP

(formerly, Transamerica Morgan Stanley Active International Allocation VP)

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 2. (continued)

Derivative instruments: Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over the counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. A substantial majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized in Level 2 of the fair value hierarchy or in Level 3 if inputs are unobservable.

The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2013, is disclosed in the Valuation Summary of the Schedule of Investments.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.

TAM, the Portfolio’s investment adviser, is directly owned by Western Reserve Life Assurance Co. of Ohio and AUSA Holding Company (“AUSA”), both of which are indirect, wholly-owned subsidiaries of Aegon NV. AUSA is wholly-owned by Aegon USA, LLC (“Aegon USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Aegon USA is owned by Aegon US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

TFS is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS, and TCI. No interested trustee receives compensation from the Portfolio.

The following schedule reflects the percentage of Portfolio assets owned by affiliated investment companies at June 30, 2013:

	Market Value	% of Net Assets
Transamerica International Moderate Growth VP	$12,675,092	10.35%

Investment advisory fees: The Portfolio pays management fees to TAM based on average daily net assets (“ANA”) at the following breakpoints:

Effective May 1, 2013
First $250 million	0.800%
Over $250 million up to $500 million	0.750%
Over $500 million up to $1 billion	0.725%
Over $1 billion	0.700%

Prior to May 1, 2013
First $250 million	0.850%
Over $250 million up to $1 billion	0.800%
Over $1 billion	0.775%

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica TS&W International Equity VP

(formerly, Transamerica Morgan Stanley Active International Allocation VP)

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 3. (continued)

Expense limit	Maximum Operating Expense Limit Effective Through
1.07%	May 1, 2014

TAM is entitled to reimbursement by the Portfolio of fees waived and/or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit.

During the period ended June 30, 2013, the amount reimbursed/waived by TAM was $1,852.

The following amount was available for recapture by TAM as of June 30, 2013:

Amount Available	Year Reimbursed	Available Through
$ 28,764	2012	12/31/2014

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25

TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2014. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. The Portfolio pays TFS an annual fee of 0.025% of ANA. The Legal fees in the Statement of Operations are for fees paid to external legal counsel.

Transfer agent services: TFS provides transfer agency services under the Administrative Agreement and is compensated for such services under that agreement. For the period ended June 30, 2013 amounts paid to TFS by the Portfolio are included in Transfer Agent in the Statement of Operations and amounts payable to TFS as of June 30, 2013 are included in Transfer agent fees in the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), as elected by the Trustee.

NOTE 4. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2013 were as follows:

Purchases of securities:
Long-term	$124,177,308
U.S. Government	—
Proceeds from maturities and sales of securities:
Long-term	106,909,388
U.S. Government	—

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica TS&W International Equity VP

(formerly, Transamerica Morgan Stanley Active International Allocation VP)

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 5. DERIVATIVE FINANCIAL INSTRUMENTS

The Portfolio is subject to various risks in the normal course of pursuing its investment objective. The volume of forward foreign currency contracts and futures contracts held throughout the period averaged 19 and nine contracts, respectively, with overall decreases from 12 and six contracts, respectively, to zero and zero contracts, respectively. The tables below highlight the types of risks associated with the Portfolio and how the aforementioned derivative instruments are used to mitigate such risks:

Effect of Derivative Instruments in the Statement of Operations for the period ended June 30, 2013:

Derivatives not accounted for as hedging instruments

Location	Foreign exchange contracts	Equity contracts	Total
Net Realized Gain (Loss) on derivatives recognized in income
Net realized gain (loss) on futures contracts	$—	$1,667,897	$1,667,897
Net realized gain (loss) on forward foreign currency contracts (A)	928,200	—	928,200
Net change in Unrealized Appreciation (Depreciation) on derivatives recognized in income
Net change in unrealized appreciation (depreciation) on futures contracts	—	(89,641)	(89,641)
Net change in unrealized appreciation (depreciation) on forward foreign currency transactions (B)	(121,853)	—	(121,853)
Total	$806,347	$1,578,256	$2,384,603

(A)	Included within Net realized gain (loss) on transactions from Foreign currency transactions.
(B)	Included within Net change in unrealized appreciation (depreciation) on Translation of assets and liabilities denominated in foreign currencies.

For non-exchange traded derivatives (forward foreign currency contracts), under standard derivatives agreements, the Portfolio may be required to post collateral on derivatives if the Portfolio is in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.

NOTE 6. FEDERAL INCOME TAX MATTERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Portfolio’s tax provisions taken or expected to be taken for all open tax years 2009 - 2012, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other in the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

NOTE 7. SUBSEQUENT EVENT

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica TS&W International Equity VP

(formerly, Transamerica Morgan Stanley Active International Allocation VP)

INVESTMENT ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board”) held on June 12-13, 2013, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica TS&W International Equity VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”).

Following their review and consideration, the Trustees determined that the terms of the Investment Advisory Agreement are reasonable and that the renewal of the Investment Advisory Agreement is in the best interests of the Portfolio and its shareholders. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Investment Advisory Agreement through June 30, 2014. In reaching their decision, the Trustees requested and received from TAM such information as they deemed reasonably necessary to evaluate the Investment Advisory Agreement. The Trustees also considered information they had previously received from TAM as part of their regular oversight of the Portfolio, as well as comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Investment Advisory Agreement, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and/or their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; and TAM’s management oversight process.

The Board also considered the continuous and regular investment advisory and other services provided by TAM for the portion of the management fee it retains after payment of the sub-advisory fee to the Portfolio’s sub-adviser. The Board noted that the investment advisory services include the design and development of the Portfolio and its investment strategy, TAM’s selection, ongoing oversight and monitoring of the Sub-Adviser, TAM’s daily supervision of the Portfolio’s investments and recommendations to change the Portfolio’s investment strategy or sub-adviser where it believes appropriate or advisable. The Board also noted that TAM provides services to all Transamerica mutual funds, including the Portfolio, in the form of oversight of the services provided by the funds’ administrator, custodian and transfer agent and supervision of the performance of recordkeeping, shareholder relations, regulatory reporting and compliance functions of the funds.

Based on these considerations, the Board determined that TAM can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2012.

The Board noted that the performance of the Initial Class of the Portfolio was in line with the median for its peer universe for the past 5- and 10-year periods and below the median for the past 1- and 3-year periods. The Board also noted that the performance of the Initial Class of the Portfolio was below its benchmark for the past 1-, 3-, 5- and 10-year periods. The Board noted that it had approved changes to the Portfolio’s investment objective and strategies together with replacement of the Portfolio’s sub-adviser during the past year and that the performance included management by the previous sub-adviser in accordance with the prior strategies. The Trustees noted that TAM intends to monitor and report to the Board on the portfolio manager transition and performance going forward.

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be procured by TAM, the Board concluded that TAM is capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and that is competitive with other investment companies.

Management Fee and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of other investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, the portion of the Portfolio’s management fee retained by TAM following payment of the

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica TS&W International Equity VP

(formerly, Transamerica Morgan Stanley Active International Allocation VP)

INVESTMENT ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by TAM.

The Board noted that the Portfolio’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Initial Class of the Portfolio were above the median for its peer group and in line with the median for its peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management fee to be received by TAM under the Investment Advisory Agreement is reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any further economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from these economies of scale. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and whether the Portfolio has achieved economies of scale in the future.

Benefits to TAM or its Affiliates from their Relationships with the Portfolio

The Board considered any other benefits derived by TAM and its affiliates from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Portfolio’s sub-adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement is in the best interests of the Portfolio and its shareholders and voted to approve the renewal of the Investment Advisory Agreement.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica TS&W International Equity VP

(formerly, Transamerica Morgan Stanley Active International Allocation VP)

APPROVAL OF NEW INVESTMENT SUB-ADVISORY AGREEMENT

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board” or “Board Members”) held on January 24, 2013, the Board considered the termination of Morgan Stanley Investment Management (“Morgan Stanley”) as sub-adviser to Transamerica TS&W International Equity VP (formerly, Transamerica Morgan Stanley Active International Allocation VP) (the “Portfolio”) and the approval of a new investment sub-advisory agreement between Transamerica Asset Management, Inc. (“TAM”) and Thompson Siegel and Walmsley, LLC (“TS&W”) (the “New Sub-Advisory Agreement”) for the Portfolio.

Following their review and consideration, the Board Members determined that the terms of the New Sub-Advisory Agreement are reasonable and that the termination of Morgan Stanley as sub-adviser to the Portfolio and approval of the New Sub-Advisory Agreement is in the best interests of the Portfolio and its shareholders. The Board, including the independent members of the Board (the “Independent Board Members”), unanimously approved the New Sub-Advisory Agreement for an initial two-year period and authorized TAM to terminate the sub-advisory agreement with Morgan Stanley.

To assist the Board Members in their consideration of the New Sub-Advisory Agreement, the Board Members received in advance of the Meeting certain materials and information. In addition, the Independent Board Members consulted with their independent legal counsel, discussing, among other things, the legal standards and certain other considerations relevant to the Board Members’ deliberations.

Among other matters, the Board considered:

(a)         that TAM advised the Board that the appointment of TS&W is not expected to result in any diminution in the nature, extent and quality of services provided to the Portfolio and its shareholders, including compliance services;

(b)        that TS&W is an experienced and respected asset management firm and that TS&W has the capabilities, resources and personnel necessary to provide sub-advisory services to the Portfolio based on an assessment of the services that TS&W provides to another Transamerica fund;

(c)        the proposed responsibilities of TS&W for the Portfolio and the services expected to be provided by it;

(d)        the fact that the sub-advisory fee payable to TS&W would be paid by TAM and not the Portfolio;

(e)        that the advisory fee rate paid by the Portfolio to TAM would decrease, and that the sub-advisory fee to be paid by TAM to TS&W is reasonable in light of the services to be provided; and

(f)        that TAM recommended to the Board that TS&W be appointed as sub-adviser to the Portfolio based on its desire to engage an investment sub-adviser with a proven track record.

A discussion followed that included additional consideration of these and other matters.

In their deliberations, the Board Members evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the considerations discussed here, among others, although they did not identify any consideration or particular information that was controlling of their decisions, and each Board Member may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services to be Provided. In evaluating the nature, extent and quality of the services to be provided by TS&W under the New Sub-Advisory Agreement, the Board considered, among other things, information and assurances provided by TAM and TS&W as to the operations, facilities, organization and personnel of TS&W, the anticipated ability of TS&W to perform its duties under the New Sub-Advisory Agreement, and the anticipated changes to the current investment program and other practices of the Portfolio. The Board considered the proposed changes to the Portfolio’s investment objective and principal investment strategies, as well as the change to the Portfolio’s name. The Board considered that TAM has advised the Board that the appointment of TS&W is not expected to result in any diminution in the nature, extent and quality of services provided to the Portfolio and its shareholders, including compliance services. The Board considered that TS&W is an experienced and respected asset management firm and that TAM believes that TS&W has the capabilities, resources and personnel necessary to provide sub-advisory services to the Portfolio based on the assessment of the services that TS&W provides to another Transamerica fund.

Based on their review of the materials provided and the assurances they had received from TAM, the Board determined that TS&W can provide sub-advisory services that are appropriate in scope and extent in light of the proposed investment program for the Portfolio and that TS&W’s appointment is not expected to adversely affect the nature, extent and quality of services provided to the Portfolio.

Investment Performance. The Board considered TS&W’s performance, investment management experience, capabilities and resources, including with respect to the other Transamerica fund that it sub-advises. The Board reviewed the performance of the Portfolio as compared to the composite performance of the strategy to be followed by TS&W, which compared favorably to that of the Portfolio, its benchmark and its peer group for the 1-, 3- and 5-year periods (annualized) ended September 30, 2012. The Board

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica TS&W International Equity VP

(formerly, Transamerica Morgan Stanley Active International Allocation VP)

APPROVAL OF NEW INVESTMENT SUB-ADVISORY AGREEMENT (continued)

Members further noted that TAM believes that the appointment of TS&W could benefit shareholders by offering them the potential for improved performance based on the historical comparisons, but were unable to predict what effect execution of the New Sub-Advisory Agreement would actually have on the future performance of the Portfolio.

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided by TS&W, the Board concluded that TS&W is capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies.

Sub-Advisory Fee, Cost of Services Provided and Profitability. The Board considered the proposed sub-advisory fee rate under the New Sub-Advisory Agreement, including the change in the portion of the Portfolio’s advisory fee retained by TAM following payment of the sub-advisory fee that would result at certain asset levels from implementation of the New Sub-Advisory Agreement. The Board noted that the advisory fee rate payable by the Portfolio would also be reduced in connection with the sub-adviser change, which would benefit the Portfolio and its shareholders. The Board also noted that the Portfolio does not pay the sub-advisory fee. On the basis of these considerations, together with the other information it considered, the Board determined that the sub-advisory fee to be received by TS&W under the New Sub-Advisory Agreement is reasonable in light of the services to be provided.

With respect to TS&W’s costs and profitability in providing services to the Portfolio, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and TS&W. As a result, the Board did not consider TS&W’s anticipated profitability as material to its decision to approve the New Sub-Advisory Agreement.

Economies of Scale. The Board considered the sub-advisory fee schedule and the existence of breakpoints, noting that an additional breakpoint would be added to the Portfolio’s advisory fee schedule in connection with the sub-adviser change. The Board also considered that the sub-advisory fees would be based on the aggregate assets of the Portfolio and another fund sub-advised by TS&W. The Board considered that TAM also believes that the appointment of TS&W as sub-adviser has the potential to attract additional assets because of TS&W’s asset management capabilities. The Board Members concluded that they would have the opportunity to periodically reexamine whether the Portfolio has achieved economies of scale, and the appropriateness of management fees payable to TAM, and fees payable by TAM to TS&W, in the future.

Fall-Out Benefits. The Board considered any other benefits to be derived by TS&W from its relationship with the Portfolio. The Board noted that TAM would not realize soft dollar benefits from its relationship with TS&W, and that TS&W may engage in soft dollar arrangements consistent with applicable law and “best execution” requirements.

Conclusion. After consideration of the factors described above, as well as other factors, the Board Members, including all of the Independent Board Members, concluded that the approval of the New Sub-Advisory Agreement is in the best interests of the Portfolio and its shareholders and voted to approve the New Sub-Advisory Agreement.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Vanguard ETF Portfolio - Aggressive Growth VP

(formerly, Transamerica Index 100 VP)

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2013, and held for the entire period until June 30, 2013.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses(A)
Portfolio Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period(B)	Ending Account Value	Expenses Paid During Period(B)	Annualized Expense Ratio(C)
Transamerica Vanguard ETF Portfolio - Aggressive Growth VP
Initial Class	$1,000.00	$1,092.50	$2.05	$1,022.56	$1.98	0.40%
Service Class	1,000.00	1,092.10	3.33	1,021.33	3.22	0.65

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (179 days), and divided by the number of days in the year (365 days).

(C)	Expense ratios do not include expenses of the investment companies in which the portfolio invests.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2013

(The following chart summarizes the Schedule of Investments of the portfolio by asset type)

(unaudited)

Asset Type	% of Net Assets
Capital Markets	50.9%
Securities Lending Collateral	14.3
Region Fund - European	10.6
Growth - Large Cap	9.3
Value - Large Cap	8.9
Region Fund - Asian Pacific	8.4
Emerging Markets - Equity	7.9
Growth - Small Cap	2.7
Repurchase Agreement	1.0
Other Assets and Liabilities - Net	(14.0)
Total	100.0%

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Vanguard ETF Portfolio - Aggressive Growth VP

(formerly, Transamerica Index 100 VP)

SCHEDULE OF INVESTMENTS

At June 30, 2013

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 98.7%
Capital Markets - 50.9%
Vanguard Extended Market ETF	104,603	$ 7,307,566
Vanguard MSCI EAFE ETF	320	11,395
Vanguard S&P 500 ETF	319,888	23,479,779
Vanguard Total Stock Market ETF	315,486	26,090,692
Emerging Markets - Equity - 7.9%
Vanguard FTSE Emerging Markets ETF (A)	228,023	8,842,732
Growth - Large Cap - 9.3%
Vanguard Growth ETF	133,046	10,398,875
Vanguard Large-Capital ETF	80	5,873
Growth - Small Cap - 2.7%
Vanguard Small-Capital ETF (A)	31,863	2,985,882
Region Fund - Asian Pacific - 8.4%
Vanguard MSCI Pacific ETF (A)	167,899	9,373,801
Region Fund - European - 10.6%
Vanguard MSCI European ETF	245,965	11,848,134
Value - Large Cap - 8.9%
Vanguard Value ETF (A)	147,053	9,956,959

Total Investment Companies (cost $101,537,495)		110,301,688

SECURITIES LENDING COLLATERAL - 14.3%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.18% (B)	15,990,107	15,990,107

Total Securities Lending Collateral (cost $15,990,107)		15,990,107

Principal	Value
REPURCHASE AGREEMENT - 1.0%

State Street Bank & Trust Co.
0.03% (B), dated 06/28/2013, to be repurchased at $1,142,760 on 07/01/2013. Collateralized by a U.S. Government Agency Obligation, 2.50%, due 11/20/2027, and with a value of $1,169,823.

$ 1,142,757	$ 1,142,757

Total Repurchase Agreement (cost $1,142,757)	1,142,757

Total Investment Securities (cost $118,670,359) (C)	127,434,552
Other Assets and Liabilities - Net	(15,677,490)

Net Assets	$ 111,757,062

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $15,629,248. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rate shown reflects the yield at June 30, 2013.
(C)	Aggregate cost for federal income tax purposes is $118,670,359. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $9,610,109 and $845,916, respectively. Net unrealized appreciation for tax purposes is $8,764,193.

DEFINITION:

ETF	Exchange-Traded Fund

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Vanguard ETF Portfolio - Aggressive Growth VP

(formerly, Transamerica Index 100 VP)

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

VALUATION SUMMARY: (D)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2013
ASSETS
Investment Securities
Investment Companies	$110,301,688	$—	$—	$110,301,688
Securities Lending Collateral	15,990,107	—	—	15,990,107
Repurchase Agreement	—	1,142,757	—	1,142,757
Total Investment Securities	$126,291,795	$1,142,757	$—	$127,434,552

Other Assets (E)
Cash	$303	$—	$—	$303
Total Other Assets	$303	$—	$—	$303

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2013
LIABILITIES
Other Liabilities (E)
Collateral for Securities on Loan	$—	$(15,990,107)	$—	$(15,990,107)
Total Other Liabilities	$—	$(15,990,107)	$—	$(15,990,107)

(D)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended June 30, 2013. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
(E)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Vanguard ETF Portfolio - Aggressive Growth VP

(formerly, Transamerica Index 100 VP)

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2013

(unaudited)

Assets:
Investments in investment companies, at value (cost: $117,527,602)
(including securities loaned of $15,629,248)	$126,291,795
Repurchase agreement, at value (cost: $1,142,757)	1,142,757
Cash	303
Receivables:
Shares sold	559,942
Investment securities sold	5,119,753
Interest	1
Securities lending income (net)	4,010
Prepaid expenses	498

Total assets	133,119,059

Liabilities:
Accounts payable and accrued liabilities:
Shares redeemed	28,137
Investment securities purchased	5,278,072
Administration fees	2,151
Management and advisory fees	31,388
Distribution and service fees	21,506
Transfer agent fees	15
Trustees fees	38
Other	10,583
Collateral for securities on loan	15,990,107

Total liabilities	21,361,997

Net assets	$111,757,062

Net assets consist of:
Capital stock ($0.01 par value)	$80,590
Additional paid-in capital	96,925,870
Undistributed (accumulated) net investment income (loss)	2,115,713
Undistributed (accumulated) net realized gain (loss) from investments in investment companies	3,870,696
Net unrealized appreciation (depreciation) oninvestments in investment companies	8,764,193

Net assets	$111,757,062

Net assets by class:
Initial Class	$11,676
Service Class	111,745,386
Shares outstanding:
Initial Class	837
Service Class	8,058,127
Net asset value and offering price per share:
Initial Class	$13.94
Service Class	13.87

STATEMENT OF OPERATIONS

For the period ended June 30, 2013

(unaudited)

Investment Income:
Dividend income from investment companies	$1,081,199
Interest income	117
Securities lending income (net)	13,852

Total investment income	1,095,168

Expenses:
Management and advisory	153,370
Distribution and service:
Service Class	123,708
Transfer agent	383
Printing and shareholder reports	5,084
Custody	10,971
Administration	12,372
Legal	1,957
Audit and tax	5,842
Trustees	1,836
Other	1,329

Total expenses	316,852

Recaptured Expenses	4,811

Net expenses	321,663

Net investment income (loss)	773,505
Net realized gain (loss) on transactions from:
Investment in investment companies	3,745,457

Total realized gain (loss)	3,745,457

Net change in unrealized appreciation (depreciation) on:
Investments in investment companies	3,418,806

Net change in unrealized appreciation (depreciation)	3,418,806

Net realized and change in unrealized gain (loss) on investments in investment companies	7,164,263

Net increase (decrease) in net assets resulting from operations	$7,937,768

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Vanguard ETF Portfolio - Aggressive Growth VP

(formerly, Transamerica Index 100 VP)

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

(unaudited)

	June 30, 2013 (unaudited)	December 31, 2012
From operations:
Net investment income (loss)	$773,505	$1,342,208
Net realized gain (loss) from investments in investment companies	3,745,457	501,580
Net change in unrealized appreciation (depreciation) on investments in investment companies	3,418,806	7,410,159
Net increase (decrease) in net assets resulting from operations	7,937,768	9,253,947

Distributions to shareholders:
From net investment income:
Initial Class	—	(119)
Service Class	—	(718,560)
	—	(718,679)
From net realized gains:
Initial Class	—	(153)
Service Class	—	(1,048,350)
	—	(1,048,503)
Total distributions to shareholders	—	(1,767,182)

Capital share transactions:
Proceeds from shares sold:
Service Class	32,752,852	44,957,188
	32,752,852	44,957,188
Dividends and distributions reinvested:
Initial Class	—	272
Service Class	—	1,766,910
	—	1,767,182
Cost of shares redeemed:
Initial Class	—	(302,377)
Service Class	(13,989,483)	(15,477,125)
	(13,989,483)	(15,779,502)

Net increase (decrease) in net assets resulting from capital shares transactions
	18,763,369	30,944,868

Net increase (decrease) in net assets	26,701,137	38,431,633

Net assets:
Beginning of period/year	85,055,925	46,624,292
End of period/year	$111,757,062	$85,055,925
Undistributed (accumulated) net investment income (loss)	$2,115,713	$1,342,208

Share activity:
Shares issued:
Service Class	2,391,565	3,684,619
	2,391,565	3,684,619
Shares issued-reinvested from dividends and distributions:
Initial Class	—	22
Service Class	—	145,905
	—	145,927
Shares redeemed:
Initial Class	—	(24,418)
Service Class	(1,028,642)	(1,279,386)
	(1,028,642)	(1,303,804)

Net increase (decrease) in shares outstanding:
Initial Class	—	(24,396)
Service Class	1,362,923	2,551,138
	1,362,923	2,526,742

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Vanguard ETF Portfolio - Aggressive Growth VP

(formerly, Transamerica Index 100 VP)

FINANCIAL HIGHLIGHTS

For the period or years ended:

For a share outstanding throughout each period/year	Initial Class
June 30, 2013 (unaudited)	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009(A)
Net asset value
Beginning of period/year	$12.76	$11.23	$11.76	$10.26	$10.00
Investment operations
Net investment income (loss)(B)(C)	0.12	0.10	0.21	0.20	0.10
Net realized and unrealized gain (loss)	1.06	1.76	(0.65)	1.31	0.16
Total investment operations	1.18	1.86	(0.44)	1.51	0.26
Distributions
Net investment income	—	(0.14)	(0.09)	(0.01)	—
Net realized gains	—	(0.19)	—	(D)	—	(D)	—
Total distributions	—	(0.33)	(0.09)	(0.01)	—
Net asset value
End of period/year	$13.94	$12.76	$11.23	$11.76	$10.26
Total return(E)	9.25	%(F)	16.75%	(3.68)%	14.70%	2.60	%(F)
Net assets end of period/year (000’s)	$12	$11	$283	$294	$257
Ratio and supplemental data
Expenses to average net assets(G)
After (waiver/reimbursement) recapture	0.40	%(H)	0.40%	0.40%	0.40%	0.40	%(H)
Before (waiver/reimbursement) recapture	0.39	%(H)	0.41%	0.44%	0.62%	61.05	%(H)
Net investment income (loss) to average net assets(C)	1.71	%(H)	0.80%	1.81%	1.94%	8.52	%(H)
Portfolio turnover rate(I)	26	%(F)	19%	73%	13%	7	%(F)

(A)	Commenced operations on November 19, 2009.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the portfolio invests.
(D)	Rounds to less than $0.01 or $(0.01).
(E)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(F)	Not annualized.
(G)	Does not include expenses of the investment companies in which the portfolio invests.
(H)	Annualized.
(I)	Does not include the portfolio activity of the underlying affiliated portfolios.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

For a share outstanding throughout each period/year	Service Class
June 30, 2013 (unaudited)	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009(A)
Net asset value
Beginning of period/year	$12.70	$11.18	$11.73	$10.26	$10.00
Investment operations
Net investment income (loss)(B)(C)	0.10	0.25	0.22	0.34	0.14
Net realized and unrealized gain (loss)	1.07	1.59	(0.68)	1.14	0.12
Total investment operations	1.17	1.84	(0.46)	1.48	0.26
Distributions
Net investment income	—	(0.13)	(0.08)	(0.01)	—
Net realized gains	—	(0.19)	(0.01)	—	(D)	—
Total distributions	—	(0.32)	(0.09)	(0.01)	—
Net asset value
End of period/year	$13.87	$12.70	$11.18	$11.73	$10.26
Total return(E)	9.21	%(F)	16.57%	(3.92)%	14.41%	2.60	%(F)
Net assets end of period/year (000’s)	$111,745	$85,045	$46,341	$23,119	$640
Ratio and supplemental data
Expenses to average net assets(G)
After (waiver/reimbursement) recapture	0.65	%(H)	0.65%	0.65%	0.65%	0.65	%(H)
Before (waiver/reimbursement) recapture	0.64	%(H)	0.66%	0.69%	0.87%	61.30	%(H)
Net investment income (loss) to average net assets(C)	1.56	%(H)	2.06%	1.87%	3.16%	12.07	%(H)
Portfolio turnover rate(I)	26	%(F)	19%	73%	13%	7	%(F)

(A)	Commenced operations on November 19, 2009.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the portfolio invests.
(D)	Rounds to less than $0.01 or $(0.01).
(E)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(F)	Not annualized.
(G)	Does not include expenses of the investment companies in which the portfolio invests.
(H)	Annualized.
(I)	Does not include the portfolio activity of the underlying affiliated portfolios.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Vanguard ETF Portfolio - Aggressive Growth VP

(formerly, Transamerica Index 100 VP)

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Effective May 1, 2013, Transamerica Index 100 VP changed its name to Transamerica Vanguard ETF Portfolio - Aggressive Growth VP (the “Portfolio”). The Portfolio is a series of TST.

The Portfolio currently offers two classes of shares: Initial Class and Service Class.

Transamerica Asset Management, Inc. (“TAM”) provides continuous and regular investment advisory services to the Portfolio. TAM acts as a manager of managers, providing advisory services that include, without limitation, the design and development of each Portfolio and its investment strategy and the ongoing review and evaluation of that investment strategy including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for each Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending and implementing fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolios’ investments; regular review of sub-adviser performance and holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation of portfolio holdings; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolios’ Board of Trustees; oversight of preparation of prospectuses, shareholder reports and other disclosure materials and filings; and oversight of other service providers to the Portfolios, such as the custodian, the transfer agent, the administrator, the distributor, the Portfolios’ independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations for the Portfolios; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment advisory services. Where TAM employs sub-advisers, the sub-advisers carry out and effectuate the investment strategy designed for the Portfolios by TAM and are responsible, subject to TAM’s and the Board of Trustees oversight, for the day-to-day management of the Portfolios and for making decisions to buy, hold or sell a particular security.

Transamerica Fund Services, Inc. (“TFS”) provides supervisory and administrative services to each Portfolio. TFS’s supervisory and administrative services include performing certain administrative services for the Portfolios and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided for the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TFS has outsourced the provision of certain services as described below; to the extent agreed upon by TFS and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of net asset values; shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; recommending and implementing fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and its dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; preparation of agendas and supporting documents for and minutes of meetings of Trustees and committees of Trustees; and preparation of regular communications with the Trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TFS to perform supervisory and administrative services to the Portfolio. State Street performs back office services to support TFS, including furnishing financial and performance information about the Portfolios for inclusion in regulatory filings and Trustee and shareholder reports; preparing drafts of regulatory filings, Trustee materials, tax returns, expenses and budgeting; tax compliance testing; and maintaining books and records. TFS pays all expenses it incurs in connection with providing these services in the Amended and Restated Services Agreement with the exception of the costs of certain services specifically assumed by the Portfolios, as numerated within the Statement of Operations.

This report should be read in conjunction with the Portfolio’s current prospectus, which contains additional information about the Portfolio, including investment objectives and strategies.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Vanguard ETF Portfolio - Aggressive Growth VP

(formerly, Transamerica Index 100 VP)

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 1. (continued)

Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of securities exposes the Portfolio to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrowed.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio (“Navigator”), a money market mutual fund registered under the 1940 Act. The Transamerica Asset Management family of mutual funds is a significant shareholder of the Navigator as of June 30, 2013. No individual portfolio has a significant holding in the Navigator.

By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees.

Such income is reflected separately in the Statement of Operations. Income from loaned securities in the Statement of Operations is net of fees and rebates earned by the lending agent for its services. The value of loaned securities and related collateral outstanding at June 30, 2013 are shown in the Schedule of Investments and the Statement of Assets and Liabilities.

Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

The open repurchase agreements and related collateral at June 30, 2013 are listed in the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend date, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class, based upon net assets. Each class bears its own specific expenses in addition to the non-class specific expenses.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Vanguard ETF Portfolio - Aggressive Growth VP

(formerly, Transamerica Index 100 VP)

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 2. (continued)

The Portfolio’s Board of Trustees has delegated the valuation functions on a day-to-day basis to TAM, subject to board oversight. TAM has formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board of Trustees. These policies and procedures are reviewed at least annually by the Board of Trustees. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair market value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

For assets and liabilities using significant unobservable inputs (Level 3) GAAP requires a reconciliation of the beginning to the ending balances for reported market values that presents changes attributed to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The Level 3 reconciliation, if any, is disclosed in the Valuation Summary of the Portfolio’s Schedule of Investments.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Investment companies are valued at the net asset value (“NAV”) of the underlying portfolio. These securities are actively traded and no valuation adjustments are applied. Exchange-Traded Funds are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1 of the fair value hierarchy. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are unobservable will be valued based upon the NAVs of such investments and are categorized in Level 3 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the net asset value of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2013, is disclosed in the Valuation Summary of the Schedule of Investments.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Vanguard ETF Portfolio - Aggressive Growth VP

(formerly, Transamerica Index 100 VP)

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.

TAM, the Portfolio’s investment adviser, is directly owned by Western Reserve Life Assurance Co. of Ohio and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. AUSA is wholly owned by Aegon USA, LLC (“Aegon USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Aegon USA is owned by Aegon US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Aegon USA Investment Management, LLC (“AUIM”) is both an affiliate and sub-adviser of the Portfolio.

TFS is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, AUIM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, AUIM, TFS, and TCI. No interested trustee receives compensation from the Portfolio.

At the commencement of operations, TAM invested in the Portfolio. As of June 30, 2013, TAM had remaining investments in the Portfolio as follows:

	Market Value	% of Net Assets
Initial Class	$11,676	0.01%

Investment advisory fees: The Portfolio pays management fees to TAM based on average daily net assets (“ANA”) at the following rates and breakpoints:

First $50 million	0.32%
Over $50 million up to $250 million	0.30%
Over $250 million	0.28%

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

Expense limit	Maximum Operating Expense Limit Effective Through
0.40%	May 1, 2014

TAM is entitled to reimbursement by the Portfolio of fees waived and/or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit.

During the period ended June 30, 2013, the amount recaptured by TAM was $4,811.

The following amounts were available for recapture by TAM as of June 30, 2013:

Amount Available	Year Reimbursed	Available Through
$ 11,318	2011	12/31/2013
4,227	2012	12/31/2014

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Portfolio’s distributor.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Vanguard ETF Portfolio - Aggressive Growth VP

(formerly, Transamerica Index 100 VP)

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 3. (continued)

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2014. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. The Portfolio pays TFS an annual fee of 0.025% of ANA. The Legal fees in the Statement of Operations are for fees paid to external legal counsel.

Transfer agent services: TFS provides transfer agency services under the Administrative Agreement and is compensated for such services under that agreement. For the period ended June 30, 2013 amounts paid to TFS by the Portfolio are included in Transfer Agent in the Statement of Operations and amounts payable to TFS as of June 30, 2013 are included in Transfer agent fees in the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), as elected by the Trustee.

NOTE 4. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2013 were as follows:

Purchases of securities:
Long-term	$44,475,593
U.S. Government	—
Proceeds from maturities and sales of securities:

Long-term	25,642,687
U.S. Government	—

NOTE 5. FEDERAL INCOME TAX MATTERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Portfolio’s tax provisions taken or expected to be taken for all open tax years 2009 - 2012, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Vanguard ETF Portfolio - Aggressive Growth VP

(formerly, Transamerica Index 100 VP)

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 6. SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Vanguard ETF Portfolio - Aggressive Growth VP

(formerly, Transamerica Index 100 VP)

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board”) held on June 12-13, 2013, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Vanguard ETF Portfolio - Aggressive Growth VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”). The Board also reviewed and considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Investment Advisory Agreement, the “Agreements”) for the Portfolio between TAM and Aegon USA Investment Management, LLC (the “Sub-Adviser”).

Following their review and consideration, the Trustees determined that the terms of the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable and that the renewal of each of the Agreements is in the best interests of the Portfolio and its shareholders. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Agreements through June 30, 2014. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the Agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and/or their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM and the Sub-Adviser; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment advisory and other services provided by TAM for the portion of the management fee it retains after payment of the sub-advisory fee. The Board noted that the investment advisory services include the design and development of the Portfolio and its investment strategy, TAM’s selection, ongoing oversight and monitoring of the Sub-Adviser, TAM’s daily supervision of the Portfolio’s investments and recommendations to change the Portfolio’s investment strategy or sub-adviser where it believes appropriate or advisable. The Board also noted that TAM provides services to all Transamerica mutual funds, including the Portfolio, in the form of oversight of the services provided by the funds’ administrator, custodian and transfer agent and supervision of the performance of recordkeeping, shareholder relations, regulatory reporting and compliance functions of the funds.

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

It was noted that in order for the Portfolio to be entitled to invest in excess of certain amounts in the exchange-traded funds (“ETFs”) in which it invests, the Board was required to consider whether the fees charged by TAM and the Sub-Adviser are for services that are in addition to, rather than duplicative of, the services provided under the advisory contracts of the underlying ETFs. It was noted that TAM renders “manager of managers” services to the Portfolio by, among other things, closely monitoring the Sub-Adviser’s performance and by adding additional sub-advisers or altering the composition of sub-advisers as necessary to adapt to market conditions or the Portfolio’s performance. It also was noted that the Sub-Adviser has developed an asset allocation model which it utilizes to select a basket of investments for the Portfolio in an attempt to match or exceed the return of an unmanaged benchmark. On these bases, the Board determined that the fees charged by TAM and the Sub-Adviser are based on services that are in addition to, rather than duplicative of, the services provided by the advisers to the underlying ETFs in which the Portfolio invests.

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2012.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Vanguard ETF Portfolio - Aggressive Growth VP

(formerly, Transamerica Index 100 VP)

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

The Board noted that the performance of the Initial Class of the Portfolio was above the median for its peer universe for the past 1-year period and below the median for the past 3-year period. The Board also noted that the performance of the Initial Class of the Portfolio was below its composite benchmark for the past 1- and 3- year periods. The Trustees discussed the reasons for the underperformance with TAM and noted recent changes in the Portfolio’s portfolio management team. The Trustees noted that TAM intends to monitor and report to the Board on the portfolio manager transition and performance going forward.

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be procured by TAM and provided by the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and that is competitive with other investment companies.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of other investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by Strategic Insight, an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was above the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Initial Class of the Portfolio were below the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability.

With respect to the Sub-Adviser, the Board noted that information about the Sub-Adviser’s revenues and expenses was incorporated into TAM’s profitability analysis for the Portfolio. As a result, the Board principally considered profitability information for TAM and the Sub-Adviser in the aggregate.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any further economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from these economies of scale. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser and whether the Portfolio has achieved economies of scale in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered any other benefits derived by TAM, its affiliates and the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Vanguard ETF Portfolio - Aggressive Growth VP

(formerly, Transamerica Index 100 VP)

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement is in the best interests of the Portfolio and its shareholders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Vanguard ETF Portfolio - Balanced VP

(formerly, Transamerica Index 50 VP)

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2013, and held for the entire period until June 30, 2013.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses(A)
Portfolio Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period(B)	Ending Account Value	Expenses Paid During Period(B)	Annualized Expense Ratio(C)
Transamerica Vanguard ETF Portfolio - Balanced VP
Initial Class	$1,000.00	$1,032.30	$1.69	$1,022.85	$1.69	0.34%
Service Class	1,000.00	1,031.60	2.94	1,021.63	2.92	0.59

(A)	5% return per year before expenses.
(B)	Expenses are calculated using the portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (179 days), and divided by the number of days in the year (365 days).
(C)	Expense ratios do not include expenses of the investment companies in which the portfolio invests.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2013

(The following chart summarizes the Schedule of Investments of the portfolio by asset type)

(unaudited)

Asset Type	% of Net Assets
Capital Markets	82.2%
Securities Lending Collateral	12.0
Region Fund - European	7.9
Region Fund - Asian Pacific	4.7
Emerging Markets - Equity	4.6
Repurchase Agreement	1.1
Other Assets and Liabilities - Net	(12.5)
Total	100.0%

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Vanguard ETF Portfolio - Balanced VP

(formerly, Transamerica Index 50 VP)

SCHEDULE OF INVESTMENTS

At June 30, 2013

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 99.4%
Capital Markets - 82.2%
Vanguard Extended Market ETF (A)	1,180,963	$ 82,502,075
Vanguard Intermediate-Term Bond ETF (A)	1,482,399	123,795,141
Vanguard Long-Term Bond ETF (A)	698,839	59,513,129
Vanguard Mortgage-Backed Securities ETF	2,088,280	106,585,811
Vanguard S&P 500 ETF (A)	3,697,540	271,399,436
Vanguard Short-Term Bond ETF (A)	3,052,595	244,421,282
Vanguard Total Bond Market ETF	4,653,009	376,335,368
Vanguard Total Stock Market ETF (A)	4,262,286	352,491,052
Emerging Markets - Equity - 4.6%
Vanguard FTSE Emerging Markets ETF (A)	2,321,461	90,026,258
Region Fund - Asian Pacific - 4.7%
Vanguard MSCI Pacific ETF (A)	1,642,433	91,697,034
Region Fund - European - 7.9%
Vanguard MSCI European ETF (A)	3,220,151	155,114,674

Total Investment Companies (cost $1,928,755,256)		1,953,881,260

	Shares	Value
SECURITIES LENDING COLLATERAL - 12.0%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.18% (B)	236,434,903	$ 236,434,903

Total Securities Lending Collateral (cost $236,434,903)		236,434,903

	Principal	Value
REPURCHASE AGREEMENT - 1.1%
State Street Bank & Trust Co. 0.03% (B), dated 06/28/2013, to be repurchased for $22,039,469 on 07/01/2013. Collateralized by a U.S. Government Agency Obligation, 2.50%, due 04/01/2028, and with a value of $22,482,393.	$ 22,039,414	22,039,414

Total Repurchase Agreement (cost $22,039,414)		22,039,414

Total Investment Securities (cost $2,187,229,573) (C)		2,212,355,577
Other Assets and Liabilities - Net		(246,004,203)

Net Assets		$ 1,966,351,374

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $231,119,708. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rate shown reflects the yield at June 30, 2013.
(C)	Aggregate cost for federal income tax purposes is $2,187,229,573. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $60,867,238 and $35,741,234, respectively. Net unrealized appreciation for tax purposes is $25,126,004.

DEFINITION:

ETF	Exchange-Traded Fund

VALUATION SUMMARY: (D)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2013
ASSETS
Investment Securities
Investment Companies	$1,953,881,260	$—	$—	$1,953,881,260
Securities Lending Collateral	236,434,903	—	—	236,434,903
Repurchase Agreement	—	22,039,414	—	22,039,414
Total Investment Securities	$2,190,316,163	$22,039,414	$—	$2,212,355,577

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2013
LIABILITIES
Other Liabilities (E)
Collateral for Securities on Loan	$—	$(236,434,903)	$—	$(236,434,903)
Total Other Liabilities	$—	$(236,434,903)	$—	$(236,434,903)

(D)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended June 30, 2013. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
(E)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Vanguard ETF Portfolio - Balanced VP

(formerly, Transamerica Index 50 VP)

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2013

(unaudited)

Assets:
Investments in investment companies, at value (cost: $2,165,190,159) (including securities loaned of $231,119,708)	$2,190,316,163
Repurchase agreement, at value (cost: $22,039,414)	22,039,414
Receivables:
Shares sold	6,245,039
Investment securities sold	74,897,499
Interest	18
Dividends	38,170
Securities lending income (net)	25,693
Prepaid expenses	8,153

Total assets	2,293,570,149

Liabilities:
Accounts payable and accrued liabilities:
Shares redeemed	993,678
Investment securities purchased	88,925,277
Administration fees	36,917
Management and advisory fees	418,072
Distribution and service fees	368,020
Transfer agent fees	245
Trustees fees	617
Audit and tax fees	6,074
Other	34,972
Collateral for securities on loan	236,434,903

Total liabilities	327,218,775

Net assets	$1,966,351,374

Net assets consist of:
Capital stock ($0.01 par value)	$1,770,570
Additional paid-in capital	1,849,191,452
Undistributed (accumulated) net investment income (loss)	38,410,095
Undistributed (accumulated) net realized gain (loss) from investments in investment companies	51,853,253
Net unrealized appreciation (depreciation) on
investments in investment companies	25,126,004

Net assets	$1,966,351,374

Net assets by class:
Initial Class	$6,056,316
Service Class	1,960,295,058
Shares outstanding:
Initial Class	540,635
Service Class	176,516,398
Net asset value and offering price per share:
Initial Class	$11.20
Service Class	11.11

STATEMENT OF OPERATIONS

For the period ended June 30, 2013

(unaudited)

Investment Income:
Dividend income from investment companies	$19,055,081
Interest income	2,098
Securities lending income (net)	102,953

Total investment income	19,160,132

Expenses:
Management and advisory	2,323,167
Distribution and service:
Service Class	2,041,238
Transfer agent	6,276
Printing and shareholder reports	94,961
Custody	30,588
Administration	204,798
Legal	31,343
Audit and tax	6,229
Trustees	30,372
Other	21,394

Total expenses	4,790,366

Net investment income (loss)	14,369,766

Net realized gain (loss) on transactions from:
Investments in investment companies	34,929,840

Total realized gain (loss)	34,929,840

Net change in unrealized appreciation (depreciation) on:
Investments in investment companies	(10,494,352)

Net change in unrealized appreciation (depreciation)	(10,494,352)

Net realized and change in unrealized gain (loss) on investments in investment companies	24,435,488

Net increase (decrease) in net assets resulting from operations	$38,805,254

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Vanguard ETF Portfolio - Balanced VP

(formerly, Transamerica Index 50 VP)

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2013 (unaudited)	December 31, 2012
From operations:
Net investment income (loss)	$14,369,766	$24,044,053
Net realized gain (loss) from investment securities contracts	34,929,840	20,783,759
Net change in unrealized appreciation (depreciation) on investments in investment companies	(10,494,352)	40,618,785
Net increase (decrease) in net assets resulting from operations	38,805,254	85,446,597

Distributions to shareholders:
From net investment income:
Initial Class	—	(63,052)
Service Class	—	(13,707,434)
	—	(13,770,486)
From net realized gains:
Initial Class	—	(116,847)
Service Class	—	(27,917,346)
	—	(28,034,193)
Total distributions to shareholders	—	(41,804,679)

Capital share transactions:
Proceeds from shares sold:
Initial Class	2,171,321	4,674,561
Service Class	553,469,292	511,724,742
	555,640,613	516,399,303
Issued from fund acquisition:
Dividends and distributions reinvested:
Initial Class	—	179,900
Service Class	—	41,624,779
	—	41,804,679
Cost of shares redeemed:
Initial Class	(159,940)	(1,729,610)
Service Class	(19,721,046)	(24,664,012)
	(19,880,986)	(26,393,622)
Net increase (decrease) in net assets resulting from capital shares transactions	535,759,627	531,810,360

Net increase (decrease) in net assets	574,564,881	575,452,278

Net assets:
Beginning of period/year	1,391,786,493	816,334,215
End of period/year	$1,966,351,374	$1,391,786,493
Undistributed (accumulated) net investment income (loss)	$38,410,095	$24,040,329

Share activity:
Shares issued:
Initial Class	196,001	436,027
Service Class	49,402,499	48,095,292
	49,598,500	48,531,319
Shares issued-reinvested from dividends and distributions:
Initial Class	—	17,052
Service Class	—	3,971,830
	—	3,988,882
Shares redeemed:
Initial Class	(14,311)	(163,396)
Service Class	(1,769,182)	(2,318,240)
	(1,783,493)	(2,481,636)

Net increase (decrease) in shares outstanding:
Initial Class	181,690	289,683
Service Class	47,633,317	49,748,882
	47,815,007	50,038,565

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Vanguard ETF Portfolio - Balanced VP

(formerly, Transamerica Index 50 VP)

FINANCIAL HIGHLIGHTS

For the period or years ended:

For a share outstanding throughout each period/year	Initial Class
	June 30, 2013 (unaudited)		December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008(A)
Net asset value
Beginning of period/year	$10.85		$10.37	$10.46	$9.63	$8.28	$10.00
Investment operations
Net investment income (loss)(B)(C)	0.11		0.26	0.23	0.34	0.26	0.25
Net realized and unrealized gain (loss)	0.24		0.63	(0.07)	0.71	1.12	(1.97)
Total investment operations	0.35		0.89	0.16	1.05	1.38	(1.72)
Distributions
Net investment income	–		(0.15)	(0.13)	(0.12)	(0.03)	–
Net realized gains	–		(0.26)	(0.12)	(0.10)	–	–
Total distributions	–		(0.41)	(0.25)	(0.22)	(0.03)	–
Net asset value
End of period/year	$11.20		$10.85	$10.37	$10.46	$9.63	$8.28
Total return(D)	3.23	%(E)	8.67%	1.57%	11.07%	16.62%	(17.20	)%(E)
Net assets end of period/year (000’s)	$6,056		$3,894	$718	$1,597	$378	$315
Ratio and supplemental data
Expenses to average net assets(F)
After (waiver/reimbursement) recapture	0.34	%(G)	0.34%	0.34%	0.37%	0.37%	0.37	%(G)
Before (waiver/reimbursement) recapture	0.34	%(G)	0.34%	0.34%	0.35%	0.38%	1.23	%(G)
Net investment income (loss) to average net assets(C)	1.94	%(G)	2.45%	2.11%	3.33%	2.91%	4.21	%(G)
Portfolio turnover rate(H)	29	%(E)	56%	70%	12%	27%	17	%(E)

(A)	Commenced operations on May 1, 2008.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the portfolio invests.
(D)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(E)	Not annualized.
(F)	Does not include expenses of the investment companies in which the portfolio invests.
(G)	Annualized.
(H)	Does not include the portfolio activity of the underlying investment companies in which the portfolio invests.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

For a share outstanding throughout each period/year	Service Class
	June 30, 2013 (unaudited)		December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008(A)
Net asset value
Beginning of period/year	$10.77		$10.31	$10.40	$9.60	$8.26	$10.00
Investment operations
Net investment income (loss)(B)(C)	0.10		0.23	0.27	0.25	0.28	0.38
Net realized and unrealized gain (loss)	0.24		0.62	(0.12)	0.76	1.08	(2.12)
Total investment operations	0.34		0.85	0.15	1.01	1.36	(1.74)
Distributions
Net investment income	—		(0.13)	(0.12)	(0.11)	(0.02)	—
Net realized gains	—		(0.26)	(0.12)	(0.10)	—	—
Total distributions	—		(0.39)	(0.24)	(0.21)	(0.02)	—
Net asset value
End of period/year	$11.11		$10.77	$10.31	$10.40	$9.60	$8.26
Total return(D)	3.16	%(E)	8.40%	1.47%	10.69%	16.53%	(17.40	)%(E)
Net assets end of period/year (000’s)	$1,960,295		$1,387,892	$815,616	$348,076	$191,443	$22,471
Ratio and supplemental data
Expenses to average net assets(F)
After (waiver/reimbursement) recapture	0.59	%(G)	0.59%	0.59%	0.62%	0.62%	0.62	%(G)
Before (waiver/reimbursement) recapture	0.59	%(G)	0.59%	0.59%	0.60%	0.63%	1.48	%(G)
Net investment income (loss) to average net assets(C)	1.75	%(G)	2.23%	2.53%	2.55%	3.09%	7.06	%(G)
Portfolio turnover rate(H)	29	%(E)	56%	70%	12%	27%	17	%(E)

(A)	Commenced operations on May 1, 2008.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the portfolio invests.
(D)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(E)	Not annualized.
(F)	Does not include expenses of the investment companies in which the portfolio invests.
(G)	Annualized.
(H)	Does not include the portfolio activity of the underlying investment companies in which the portfolio invests.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Vanguard ETF Portfolio - Balanced VP

(formerly, Transamerica Index 50 VP)

NOTES TO FINANCIAL STATEMENTS

At June 30, 2013

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Effective May 1, 2013, Transamerica Index 50 VP changed its name to Transamerica Vanguard ETF Portfolio - Balanced VP (the “Portfolio”). The Portfolio is a series of TST.

The Portfolio currently offers two classes of shares: Initial Class and Service Class.

Transamerica Asset Management, Inc. (“TAM”) provides continuous and regular investment advisory services to the Portfolio. TAM acts as a manager of managers, providing advisory services that include, without limitation, the design and development of each Portfolio and its investment strategy and the ongoing review and evaluation of that investment strategy including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for each Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending and implementing fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolios’ investments; regular review of sub-adviser performance and holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation of portfolio holdings; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolios’ Board of Trustees; oversight of preparation of prospectuses, shareholder reports and other disclosure materials and filings; and oversight of other service providers to the Portfolios, such as the custodian, the transfer agent, the administrator, the distributor, the Portfolios’ independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations for the Portfolios; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment advisory services. Where TAM employs sub-advisers, the sub-advisers carry out and effectuate the investment strategy designed for the Portfolios by TAM and are responsible, subject to TAM’s and the Board of Trustees oversight, for the day-to-day management of the Portfolios and for making decisions to buy, hold or sell a particular security.

Transamerica Fund Services, Inc. (“TFS”) provides supervisory and administrative services to each Portfolio. TFS’s supervisory and administrative services include performing certain administrative services for the Portfolios and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided for the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TFS has outsourced the provision of certain services as described below; to the extent agreed upon by TFS and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of net asset values; shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; recommending and implementing fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and its dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; preparation of agendas and supporting documents for and minutes of meetings of Trustees and committees of Trustees; and preparation of regular communications with the Trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TFS to perform supervisory and administrative services to the Portfolio. State Street performs back office services to support TFS, including furnishing financial and performance information about the Portfolios for inclusion in regulatory filings and Trustee and shareholder reports; preparing drafts of regulatory filings, Trustee materials, tax returns, expenses and budgeting; tax compliance testing; and maintaining books and records. TFS pays all expenses it incurs in connection with providing these services in the Amended and Restated Services Agreement with the exception of the costs of certain services specifically assumed by the Portfolios, as numerated within the Statement of Operations.

This report should be read in conjunction with the Portfolio’s current prospectus, which contains additional information about the Portfolio, including investment objectives and strategies.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Vanguard ETF Portfolio - Balanced VP

(formerly, Transamerica Index 50 VP)

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 1. (continued)

Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of securities exposes the Portfolio to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrowed.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio (“Navigator”), a money market mutual fund registered under the 1940 Act. The Transamerica Asset Management family of mutual funds is a significant shareholder of the Navigator as of June 30, 2013. No individual portfolio has a significant holding in the Navigator.

By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees.

Such income is reflected separately in the Statement of Operations. Income from loaned securities in the Statement of Operations is net of fees and rebates earned by the lending agent for its services. The value of loaned securities and related collateral outstanding at June 30, 2013 are shown in the Schedule of Investments and the Statement of Assets and Liabilities.

Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

The open repurchase agreements and related collateral at June 30, 2013 are listed in the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend date, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class, based upon net assets. Each class bears its own specific expenses in addition to the non-class specific expenses.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Vanguard ETF Portfolio - Balanced VP

(formerly, Transamerica Index 50 VP)

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 2. (continued)

The Portfolio’s Board of Trustees has delegated the valuation functions on a day-to-day basis to TAM, subject to board oversight. TAM has formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board of Trustees. These policies and procedures are reviewed at least annually by the Board of Trustees. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair market value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Investment companies are valued at the net asset value (“NAV”) of the underlying portfolio. These securities are actively traded and no valuation adjustments are applied. Exchange-Traded Funds are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1 of the fair value hierarchy. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are unobservable will be valued based upon the NAVs of such investments and are categorized in Level 3 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the net asset value of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2013, is disclosed in the Valuation Summary of the Schedule of Investments.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Vanguard ETF Portfolio - Balanced VP

(formerly, Transamerica Index 50 VP)

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 3. (continued)

TAM, the Portfolio’s investment adviser, is directly owned by Western Reserve Life Assurance Co. of Ohio and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. AUSA is wholly owned by Aegon USA, LLC (“Aegon USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Aegon USA is owned by Aegon US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Aegon USA Investment Management, LLC (“AUIM”) is both an affiliate and sub-adviser of the Portfolio.

TFS is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, AUIM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, AUIM, TFS, and TCI. No interested trustee receives compensation from the Portfolio.

Investment advisory fees: The Portfolio pays management fees to TAM based on average daily net assets (“ANA”) at the following rates and breakpoints:

First $50 million	0.32%
Over $50 million up to $250 million	0.30%
Over $250 million	0.28%

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses, to the extent that total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

Expense limit	Maximum Operating Expense Limit Effective Through
0.37%	May 1, 2014

TAM is entitled to reimbursement by the Portfolio of fees waived and/or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit.

During the period ended June 30, 2013, there were no amounts reimbursed/waived or recaptured by TAM. There were no amounts available for recapture by TAM as of June 30, 2013.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2014. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Vanguard ETF Portfolio - Balanced VP

(formerly, Transamerica Index 50 VP)

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 3. (continued)

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. The Portfolio pays TFS an annual fee of 0.025% of ANA. The Legal fees in the Statement of Operations are for fees paid to external legal counsel.

Transfer agent services: TFS provides transfer agency services under the Administrative Agreement and is compensated for such services under that agreement. For the period ended June 30, 2013 amounts paid to TFS by the Portfolio are included in Transfer Agent in the Statement of Operations and amounts payable to TFS as of June 30, 2013 are included in Transfer agent fees in the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), as elected by the Trustee.

NOTE 4. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2013 were as follows:

Purchases of securities:
Long-term	$1,029,990,046
U.S. Government	—
Proceeds from maturities and sales of securities:
Long-term	482,138,627
U.S. Government	—

NOTE 5. FEDERAL INCOME TAX MATTERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Portfolio’s tax provisions taken or expected to be taken for all open tax years 2009 - 2012, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

NOTE 6. SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Vanguard ETF Portfolio - Balanced VP

(formerly, Transamerica Index 50 VP)

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board”) held on June 12-13, 2013, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Vanguard ETF Portfolio - Balanced VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”). The Board also reviewed and considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Investment Advisory Agreement, the “Agreements”) for the Portfolio between TAM and Aegon USA Investment Management, LLC (the “Sub-Adviser”).

Following their review and consideration, the Trustees determined that the terms of the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable and that the renewal of each of the Agreements is in the best interests of the Portfolio and its shareholders. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Agreements through June 30, 2014. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the Agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and/or their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM and the Sub-Adviser; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment advisory and other services provided by TAM for the portion of the management fee it retains after payment of the sub-advisory fee. The Board noted that the investment advisory services include the design and development of the Portfolio and its investment strategy, TAM’s selection, ongoing oversight and monitoring of the Sub-Adviser, TAM’s daily supervision of the Portfolio’s investments and recommendations to change the Portfolio’s investment strategy or sub-adviser where it believes appropriate or advisable. The Board also noted that TAM provides services to all Transamerica mutual funds, including the Portfolio, in the form of oversight of the services provided by the funds’ administrator, custodian and transfer agent and supervision of the performance of recordkeeping, shareholder relations, regulatory reporting and compliance functions of the funds.

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

It was noted that in order for the Portfolio to be entitled to invest in excess of certain amounts in the exchange-traded funds (“ETFs”) in which it invests, the Board was required to consider whether the fees charged by TAM and the Sub-Adviser are for services that are in addition to, rather than duplicative of, the services provided under the advisory contracts of the underlying ETFs. It was noted that TAM renders “manager of managers” services to the Portfolio by, among other things, closely monitoring the Sub-Adviser’s performance and by adding additional sub-advisers or altering the composition of sub-advisers as necessary to adapt to market conditions or the Portfolio’s performance. It also was noted that the Sub-Adviser has developed an asset allocation model which it utilizes to select a basket of investments for the Portfolio in an attempt to match or exceed the return of an unmanaged benchmark. On these bases, the Board determined that the fees charged by TAM and the Sub-Adviser are based on services that are in addition to, rather than duplicative of, the services provided by the advisers to the underlying ETFs in which the Portfolio invests.

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2012.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Vanguard ETF Portfolio - Balanced VP

(formerly, Transamerica Index 50 VP)

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

The Board noted that the performance of the Initial Class of the Portfolio was below the median for its peer universe for the past 1- and 3-year periods. The Board also noted that the performance of the Initial Class of the Portfolio was below its composite benchmark for the past 1- and 3-year periods. The Trustees discussed the reasons for the underperformance with TAM and noted recent changes in the Portfolio’s portfolio management team. The Trustees noted that TAM intends to monitor and report to the Board on the portfolio manager transition and performance going forward.

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be procured by TAM and provided by the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and that is competitive with other investment companies.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of other investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by Strategic Insight, an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Initial Class of the Portfolio were below the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability.

With respect to the Sub-Adviser, the Board noted that information about the Sub-Adviser’s revenues and expenses was incorporated into TAM’s profitability analysis for the Portfolio. As a result, the Board principally considered profitability information for TAM and the Sub-Adviser in the aggregate.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any further economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from these economies of scale. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser and whether the Portfolio has achieved economies of scale in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered any other benefits derived by TAM, its affiliates and the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Vanguard ETF Portfolio - Balanced VP

(formerly, Transamerica Index 50 VP)

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement is in the best interests of the Portfolio and its shareholders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Vanguard ETF Portfolio - Conservative VP

(formerly, Transamerica Index 35 VP)

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2013, and held for the entire period until June 30, 2013.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses(A)
Portfolio Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period(B)	Ending Account Value	Expenses Paid During Period(B)	Annualized Expense Ratio(C)
Transamerica Vanguard ETF Portfolio - Conservative VP
Initial Class	$1,000.00	$1,016.20	$1.73	$1,022.80	$1.74	0.35%
Service Class	1,000.00	1,015.40	2.97	1,021.58	2.97	0.60

(A)	5% return per year before expenses.
(B)	Expenses are calculated using the portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (179 days), and divided by the number of days in the year (365 days).
(C)	Expense ratios do not include expenses of the investment companies in which the portfolio invests.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2013

(the following chart summarizes the Schedule of Investments of the portfolio by asset type)

(unaudited)

Asset Type	% of Net Assets
Capital Markets	89.3%
Securities Lending Collateral	8.2
Region Fund - European	4.8
Emerging Markets - Equity	2.8
Region Fund - Asian Pacific	2.8
Repurchase Agreement	1.3
Other Assets and Liabilities - Net	(9.2)
Total	100.0%

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Vanguard ETF Portfolio - Conservative VP

(formerly, Transamerica Index 35 VP)

SCHEDULE OF INVESTMENTS

At June 30, 2013

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 99.7%
Capital Markets - 89.3%
Vanguard Extended Market ETF (A)	219,009	$ 15,299,969
Vanguard Intermediate-Term Bond ETF	605,404	50,557,288
Vanguard Long-Term Bond ETF (A)	294,521	25,081,408
Vanguard Mortgage-Backed Securities ETF (A)	759,170	38,748,037
Vanguard S&P 500 ETF (A)	644,169	47,282,005
Vanguard Short-Term Bond ETF (A)	1,200,402	96,116,188
Vanguard Total Bond Market ETF	1,369,949	110,801,475
Vanguard Total Stock Market ETF (A)	742,210	61,380,767
Emerging Markets - Equity - 2.8%
Vanguard FTSE Emerging Markets ETF (A)	362,803	14,069,500
Region Fund - Asian Pacific - 2.8%
Vanguard MSCI Pacific ETF	249,850	13,949,126
Region Fund - European - 4.8%
Vanguard MSCI European ETF (A)	493,108	23,753,012

Total Investment Companies (cost $496,606,687)		497,038,775

SECURITIES LENDING COLLATERAL - 8.2%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.18% (B)	40,998,098	40,998,098

Total Securities Lending Collateral (cost $40,998,098)		40,998,098

Principal	Value
REPURCHASE AGREEMENT - 1.3%

State Street Bank & Trust Co.
0.03% (B), dated 06/28/2013, to be repurchased at $6,792,557 on 07/01/2013. Collateralized by a U.S. Government Agency Obligation, 2.00%, due 12/01/2027, with a value of $6,930,683.

$ 6,792,540	$ 6,792,540

Total Repurchase Agreement (cost $6,792,540)	6,792,540

Total Investment Securities (cost $544,397,325) (C)	544,829,413
Other Assets and Liabilities - Net	(46,121,737)

Net Assets	$ 498,707,676

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $40,087,399. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rate shown reflects the yield at June 30, 2013.
(C)	Aggregate cost for federal income tax purposes is $544,397,325. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $11,810,903 and $11,378,815, respectively. Net unrealized appreciation for tax purposes is $432,088.

DEFINITION:

ETF	Exchange-Traded Fund

VALUATION SUMMARY: (D)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2013
ASSETS
Investment Securities
Investment Companies	$497,038,775	$—	$—	$497,038,775
Securities Lending Collateral	40,998,098	—	—	40,998,098
Repurchase Agreement	—	6,792,540	—	6,792,540
Total Investment Securities	$538,036,873	$6,792,540	$—	$544,829,413

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Vanguard ETF Portfolio - Conservative VP

(formerly, Transamerica Index 35 VP)

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

VALUATION SUMMARY (continued):

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2013
LIABILITIES
Other Liabilities (E)
Collateral for Securities on Loan	$—	$(40,998,098)	$—	$(40,998,098)
Total Other Liabilities	$—	$(40,998,098)	$—	$(40,998,098)

(D)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended June 30, 2013. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
(E)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Vanguard ETF Portfolio - Conservative VP

(formerly, Transamerica Index 35 VP)

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2013

(unaudited)

Assets:
Investment in investment companies, at value (cost: $537,604,785) (including securities loaned of $40,087,399)	$538,036,873
Repurchase agreement, at value (cost: $6,792,540)	6,792,540
Receivables:
Shares sold	688,290
Investment securities sold	11,251,768
Interest	6
Dividends	15,315
Securities lending income (net)	5,153
Prepaid expenses	2,223

Total assets	556,792,168

Liabilities:
Accounts payable and accrued liabilities:
Shares redeemed	357,832
Investment securities purchased	16,495,058
Administration fees	9,450
Management and advisory fees	110,445
Distribution and service fees	94,500
Transfer agent fees	65
Trustees fees	165
Other	18,879
Collateral for securities on loan	40,998,098

Total liabilities	58,084,492

Net assets	$498,707,676

Net assets consist of:
Capital stock ($0.01 par value)	$420,027
Additional paid-in capital	473,683,335
Undistributed (accumulated) net investment income (loss)	10,245,131
Undistributed (accumulated) net realized gain (loss) from investments in investment companies	13,927,095
Net unrealized appreciation (depreciation) on
investments in investment companies	432,088

Net assets	$498,707,676

Net assets by class:
Initial Class	$10,614
Service Class	498,697,062
Shares outstanding:
Initial Class	888
Service Class	42,001,772
Net asset value and offering price per share:
Initial Class	$11.95
Service Class	11.87

STATEMENT OF OPERATIONS

For the period ended June 30, 2013

(unaudited)

Investment Income:
Dividend income	$4,813,485
Interest income	379
Securities lending income (net)	33,085

Total investment income	4,846,949

Expenses:
Management and advisory	656,968
Distribution and service:
Service Class	560,294
Transfer agent	1,715
Printing and shareholder reports	20,910
Custody	17,961
Administration	56,031
Legal	9,228
Audit and tax	5,842
Trustees	8,304
Other	6,110

Total expenses	1,343,363

Net investment income (loss)	3,503,586

Net realized gain (loss) on transactions from:
Investments in investment companies	8,589,954

Total realized gain (loss)	8,589,954

Net change in unrealized appreciation (depreciation) on:
Investments in investment companies	(6,682,887)

Net change in unrealized appreciation (depreciation)	(6,682,887)

Net realized and change in unrealized gain (loss) on investments in investment companies	1,907,067

Net increase (decrease) in net assets resulting from operations	$5,410,653

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Vanguard ETF Portfolio - Conservative VP

(formerly, Transamerica Index 35 VP)

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2013 (unaudited)	December 31, 2012
From operations:
Net investment income (loss)	$3,503,586	$6,741,442
Net realized gain (loss) from investment in investment companies	8,589,954	6,672,700
Net change in unrealized appreciation (depreciation) on investments in investment companies	(6,682,887)	6,356,545
Net increase (decrease) in net assets resulting from operations	5,410,653	19,770,687

Distributions to shareholders:
From net investment income:
Initial Class	—	(114)
Service Class	—	(3,522,497)
	—	(3,522,611)
From net realized gains:
Initial Class	—	(93)
Service Class	—	(3,151,715)
	—	(3,151,808)
Total distributions to shareholders	—	(6,674,419)

Capital share transactions:
Proceeds from shares sold:
Initial Class	—	46
Service Class	107,156,470	185,063,132
	107,156,470	185,063,178
Dividends and distributions reinvested:
Initial Class	—	207
Service Class	—	6,674,212
	—	6,674,419
Cost of shares redeemed:
Initial Class	—	(282,405)
Service Class	(20,462,256)	(25,108,691)
	(20,462,256)	(25,391,096)
Net increase (decrease) in net assets resulting from capital shares transactions	86,694,214	166,346,501

Net increase (decrease) in net assets	92,104,867	179,442,769

Net assets:
Beginning of period/year	406,602,809	227,160,040
End of period/year	$498,707,676	$406,602,809
Undistributed (accumulated) net investment income (loss)	$10,245,131	$6,741,545

Share activity:
Shares issued:
Initial Class	—	—
Service Class	8,936,698	16,077,099
	8,936,698	16,077,099
Shares issued-reinvested from dividends and distributions:
Initial Class	—	18
Service Class	—	582,392
	—	582,410
Shares redeemed:
Initial Class	—	(24,387)
Service Class	(1,704,048)	(2,179,680)
	(1,704,048)	(2,204,067)

Net increase (decrease) in shares outstanding:
Initial Class	—	(24,369)
Service Class	7,232,650	14,479,811
	7,232,650	14,455,442

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Vanguard ETF Portfolio - Conservative VP

(formerly, Transamerica Index 35 VP)

FINANCIAL HIGHLIGHTS

For the period or years ended:

For a share outstanding throughout each period/year	Initial Class
	June 30, 2013 (unaudited)		December 31, 2012	December 31, 2011	December 31, 2010		December 31, 2009(A)
Net asset value
Beginning of period/year	$11.76		$11.24	$10.97	$10.00		$10.00
Investment operations
Net investment income (loss)(B)(C)	0.10		0.21	0.27	0.27		0.07
Net realized and unrealized gain (loss)	0.09		0.55	0.11	0.70		(0.07)
Total investment operations	0.19		0.76	0.38	0.97		—
Distributions
Net investment income	—		(0.13)	(0.08)	—	(D)	—
Net realized gains	—		(0.11)	(0.03)	—		—
Total distributions	—		(0.24)	(0.11)	—	(D)	—
Net asset value
End of period/year	$11.95		$11.76	$11.24	$10.97		$10.00
Total return(E)	1.62	%(F)	6.78%	3.49%	9.72%		—	%(F)
Net assets end of period/year (000’s)	$11		$11	$284	$275		$250
Ratio and supplemental data
Expenses to average net assets(G)
After (waiver/reimbursement) recapture	0.35	%(H)	0.37%	0.37%	0.37%		0.37	%(H)
Before (waiver/reimbursement) recapture	0.35	%(H)	0.36%	0.37%	0.45%		27.72	%(H)
Net investment income (loss) to average net assets(C)	1.77	%(H)	1.83%	2.44%	2.60%		5.92	%(H)
Portfolio turnover rate(I)	27	%(F)	47%	47%	13%		1	%(F)

(A)	Commenced operations on November 19, 2009.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the portfolio invests.
(D)	Rounds to less than $0.01 or $(0.01).
(E)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(F)	Not annualized.
(G)	Does not include expenses of the underlying investment companies in which the portfolio invests.
(H)	Annualized.
(I)	Does not include the portfolio activity of the underlying investment companies in which the portfolio invests.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

For a share outstanding throughout each period/year	Service Class
	June 30, 2013 (unaudited)		December 31, 2012	December 31, 2011	December 31, 2010		December 31, 2009(A)
Net asset value
Beginning of period/year	$11.69		$11.18	$10.94	$10.00		$10.00
Investment operations
Net investment income (loss)(B)(C)	0.09		0.25	0.27	0.33		0.10
Net realized and unrealized gain (loss)	0.09		0.49	0.07	0.61		(0.10)
Total investment operations	0.18		0.74	0.34	0.94		—
Distributions
Net investment income	—		(0.12)	(0.07)	—	(D)	—
Net realized gains	—		(0.11)	(0.03)	—		—
Total distributions	—		(0.23)	(0.10)	—	(D)	—
Net asset value
End of period/year	$11.87		$11.69	$11.18	$10.94		$10.00
Total return(E)	1.54	%(F)	6.62%	3.17%	9.42%		—	%(F)
Net assets end of period/year (000’s)	$498,697		$406,592	$226,876	$84,673		$1,755
Ratio and supplemental data
Expenses to average net assets(G)
After (waiver/reimbursement) recapture	0.60	%(H)	0.62%	0.62%	0.62%		0.62	%(H)
Before (waiver/reimbursement) recapture	0.60	%(H)	0.61%	0.62%	0.70%		27.97	%(H)
Net investment income (loss) to average net assets(B)	1.56	%(H)	2.14%	2.42%	3.14%		8.60	%(H)
Portfolio turnover rate(I)	27	%(F)	47%	47%	13%		1	%(F)

(A)	Commenced operations on November 19, 2009.
(B)	Recognition of net investment income by the portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the portfolio invests.
(C)	Calculated based on average number of shares outstanding.
(D)	Rounds to less than $0.01 or $(0.01).
(E)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(F)	Not annualized.
(G)	Does not include expenses of the underlying investment companies in which the portfolio invests.
(H)	Annualized.
(I)	Does not include the portfolio activity of the underlying investment companies in which the portfolio invests.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Vanguard ETF Portfolio - Conservative VP

(formerly, Transamerica Index 35 VP)

NOTES TO FINANCIAL STATEMENTS

At June 30, 2013

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Effective May 1, 2013, Transamerica Index 35 VP changed its name to Transamerica Vanguard ETF Portfolio - Conservative VP (the “Portfolio”). The Portfolio is a series of TST.

The Portfolio currently offers two classes of shares: Initial Class and Service Class.

Transamerica Asset Management, Inc. (“TAM”) provides continuous and regular investment advisory services to the Portfolio. TAM acts as a manager of managers, providing advisory services that include, without limitation, the design and development of each Portfolio and its investment strategy and the ongoing review and evaluation of that investment strategy including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for each Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending and implementing fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolios’ investments; regular review of sub-adviser performance and holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation of portfolio holdings; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolios’ Board of Trustees; oversight of preparation of prospectuses, shareholder reports and other disclosure materials and filings; and oversight of other service providers to the Portfolios, such as the custodian, the transfer agent, the administrator, the distributor, the Portfolios’ independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations for the Portfolios; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment advisory services. Where TAM employs sub-advisers, the sub-advisers carry out and effectuate the investment strategy designed for the Portfolios by TAM and are responsible, subject to TAM’s and the Board of Trustees oversight, for the day-to-day management of the Portfolios and for making decisions to buy, hold or sell a particular security.

Transamerica Fund Services, Inc. (“TFS”) provides supervisory and administrative services to each Portfolio. TFS’s supervisory and administrative services include performing certain administrative services for the Portfolios and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided for the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TFS has outsourced the provision of certain services as described below; to the extent agreed upon by TFS and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of net asset values; shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; recommending and implementing fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and its dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; preparation of agendas and supporting documents for and minutes of meetings of Trustees and committees of Trustees; and preparation of regular communications with the Trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TFS to perform supervisory and administrative services to the Portfolio. State Street performs back office services to support TFS, including furnishing financial and performance information about the Portfolios for inclusion in regulatory filings and Trustee and shareholder reports; preparing drafts of regulatory filings, Trustee materials, tax returns, expenses and budgeting; tax compliance testing; and maintaining books and records. TFS pays all expenses it incurs in connection with providing these services in the Amended and Restated Services Agreement with the exception of the costs of certain services specifically assumed by the Portfolios, as numerated within the Statement of Operations.

This report should be read in conjunction with the Portfolio’s current prospectus, which contains additional information about the Portfolio, including investment objectives and strategies.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Vanguard ETF Portfolio - Conservative VP

(formerly, Transamerica Index 35 VP)

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 1. (continued)

Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of securities exposes the Portfolio to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrowed.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio (“Navigator”), a money market mutual fund registered under the 1940 Act. The Transamerica Asset Management family of mutual funds is a significant shareholder of the Navigator as of June 30, 2013. No individual portfolio has a significant holding in the Navigator.

By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees.

Such income is reflected separately in the Statement of Operations. Income from loaned securities in the Statement of Operations is net of fees and rebates earned by the lending agent for its services. The value of loaned securities and related collateral outstanding at June 30, 2013 are shown in the Schedule of Investments and the Statement of Assets and Liabilities.

Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

The open repurchase agreements and related collateral at June 30, 2013 are listed in the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend date, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class, based upon net assets. Each class bears its own specific expenses in addition to the non-class specific expenses.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Vanguard ETF Portfolio - Conservative VP

(formerly, Transamerica Index 35 VP)

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 2. (continued)

The Portfolio’s Board of Trustees has delegated the valuation functions on a day-to-day basis to TAM, subject to board oversight. TAM has formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board of Trustees. These policies and procedures are reviewed at least annually by the Board of Trustees. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair market value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Investment companies are valued at the net asset value (“NAV”) of the underlying portfolio. These securities are actively traded and no valuation adjustments are applied. Exchange-Traded Funds are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1 of the fair value hierarchy. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are unobservable will be valued based upon the NAVs of such investments and are categorized in Level 3 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the net asset value of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2013, is disclosed in the Valuation Summary of the Schedule of Investments.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Vanguard ETF Portfolio - Conservative VP

(formerly, Transamerica Index 35 VP)

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 3. (continued)

TAM, the Portfolio’s investment adviser, is directly owned by Western Reserve Life Assurance Co. of Ohio and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. AUSA is wholly owned by Aegon USA, LLC (“Aegon USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Aegon USA is owned by Aegon US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Aegon USA Investment Management, LLC (“AUIM”) is both an affiliate and sub-adviser of the Portfolio.

TFS is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, AUIM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, AUIM, TFS, and TCI. No interested trustee receives compensation from the Portfolio.

At the commencement of operations, TAM invested in the Portfolio. As of June 30, 2013, TAM had remaining investments in the Portfolio as follows:

	Market Value	% of Net Assets
Initial Class	$10,611	0.00	%(A)

(A)	Rounds to less than 0.01%.

Investment advisory fees: The Portfolio pays management fees to TAM based on average daily net assets (“ANA”) at the following rates and breakpoints:

First $50 million	0.32%
Over $50 million up to $250 million	0.30%
Over $250 million	0.28%

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

Expense limit	Maximum Operating Expense Limit Effective Through
0.37%	May 1, 2014

TAM is entitled to reimbursement by the Portfolio of fees waived and/or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit.

During the period ended June 30, 2013, there were no amounts reimbursed/waived or recaptured by TAM. There were no amounts available for recapture by TAM as of June 30, 2013.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Vanguard ETF Portfolio - Conservative VP

(formerly, Transamerica Index 35 VP)

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 3. (continued)

The Portfolio is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment of the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2014. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. The Portfolio pays TFS an annual fee of 0.025% of ANA. The Legal fees in the Statement of Operations are for fees paid to external legal counsel.

Transfer agent services: TFS provides transfer agency services under the Administrative Agreement and is compensated for such services under that agreement. For the period ended June 30, 2013 amounts paid to TFS by the Portfolio are included in Transfer Agent in the Statement of Operations and amounts payable to TFS as of June 30, 2013 are included in Transfer agent fees in the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), as elected by the Trustee.

NOTE 4. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2013 were as follows:

Purchases of securities:
Long-term	$215,221,864
U.S. Government	—
Proceeds from maturities and sales of securities:

Long-term	122,798,526
U.S. Government	—

NOTE 5. FEDERAL INCOME TAX MATTERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Portfolio’s tax provisions taken or expected to be taken for all open tax years 2009 - 2012, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other in the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

NOTE 6. SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Vanguard ETF Portfolio - Conservative VP

(formerly, Transamerica Index 35 VP)

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board”) held on June 12-13, 2013, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Vanguard ETF Portfolio - Conservative VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”). The Board also reviewed and considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Investment Advisory Agreement, the “Agreements”) for the Portfolio between TAM and Aegon USA Investment Management, LLC (the “Sub-Adviser”).

Following their review and consideration, the Trustees determined that the terms of the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable and that the renewal of each of the Agreements is in the best interests of the Portfolio and its shareholders. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Agreements through June 30, 2014. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the Agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and/or their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM and the Sub-Adviser; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser that manages the equity portion of the Portfolio and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment advisory and other services provided by TAM for the portion of the management fee it retains after payment of the sub-advisory fee. The Board noted that the investment advisory services include the design and development of the Portfolio and its investment strategy, TAM’s selection, ongoing oversight and monitoring of the Sub-Adviser, TAM’s daily supervision of the Portfolio’s investments and recommendations to change the Portfolio’s investment strategy or sub-adviser where it believes appropriate or advisable. The Board also noted that TAM provides services to all Transamerica mutual funds, including the Portfolio, in the form of oversight of the services provided by the funds’ administrator, custodian and transfer agent and supervision of the performance of recordkeeping, shareholder relations, regulatory reporting and compliance functions of the funds.

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

It was noted that in order for the Portfolio to be entitled to invest in excess of certain amounts in the exchange-traded funds (“ETFs”) in which it invests, the Board was required to consider whether the fees charged by TAM and the Sub-Adviser are for services that are in addition to, rather than duplicative of, the services provided under the advisory contracts of the underlying ETFs. It was noted that TAM renders “manager of managers” services to the Portfolio by, among other things, closely monitoring the Sub-Adviser’s performance and by adding additional sub-advisers or altering the composition of sub-advisers as necessary to adapt to market conditions or the Portfolio’s performance. It also was noted that the Sub-Adviser has developed an asset allocation model which it utilizes to select a basket of investments for the Portfolio in an attempt to match or exceed the return of an unmanaged benchmark. On these bases, the Board determined that the fees charged by TAM and the Sub-Adviser are based on services that are in addition to, rather than duplicative of, the services provided by the advisers to the underlying ETFs in which the Portfolio invests.

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2012.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Vanguard ETF Portfolio - Conservative VP

(formerly, Transamerica Index 35 VP)

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

The Board noted that the performance of the Initial Class of the Portfolio was in line with the median for its peer universe for the past 3-year period and below the median for the past 1-year period. The Board also noted that the performance of the Initial Class of the Portfolio was below its composite benchmark for the past 1- and 3-year periods. The Trustees discussed the reasons for the underperformance with TAM and noted recent changes in the Portfolio’s portfolio management team. The Trustees noted that TAM intends to monitor and report to the Board on the portfolio manager transition and performance going forward.

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be procured by TAM and provided by the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and that is competitive with other investment companies.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of other investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by Strategic Insight, an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was below the median for its peer group and in line with the median for its peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Initial Class of the Portfolio were in line with the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability.

With respect to the Sub-Adviser, the Board noted that information about the Sub-Adviser’s revenues and expenses was incorporated into TAM’s profitability analysis for the Portfolio. As a result, the Board principally considered profitability information for TAM and the Sub-Adviser in the aggregate.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any further economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from these economies of scale. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser and whether the Portfolio has achieved economies of scale in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered any other benefits derived by TAM, its affiliates and the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Vanguard ETF Portfolio - Conservative VP

(formerly, Transamerica Index 35 VP)

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement is in the best interests of the Portfolio and its shareholders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Vanguard ETF Portfolio - Growth VP

(formerly, Transamerica Index 75 VP)

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2013, and held for the entire period until June 30, 2013.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses(A)
Portfolio Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period(B)	Ending Account Value	Expenses Paid During Period(B)	Annualized Expense Ratio(C)

Transamerica Vanguard ETF Portfolio - Growth VP
Initial Class	$1,000.00	$1,062.10	$1.72	$1,022.85	$1.69	0.34%
Service Class	1,000.00	1,060.50	2.98	1,021.63	2.92	0.59

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (179 days), and divided by the number of days in the year (365 days).

(C)	Expense ratios do not include expenses of the investment companies in which the portfolio invests.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2013

(the following chart summarizes the Schedule of Investments of the portfolio by asset type)

(unaudited)

Asset Type	% of Net Assets
Capital Markets	76.9%
Securities Lending Collateral	16.5
Region Fund - European	10.0
Region Fund - Asian Pacific	6.4
Emerging Markets - Equity	5.9
Repurchase Agreement	1.2
Other Assets and Liabilities - Net	(16.9)
Total	100.0%

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Vanguard ETF Portfolio - Growth VP

(formerly, Transamerica Index 75 VP)

SCHEDULE OF INVESTMENTS

At June 30, 2013

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 99.2%
Capital Markets - 76.9%
Vanguard Extended Market ETF (A)	1,696,423	$ 118,512,111
Vanguard Intermediate-Term Bond ETF	533,353	44,540,309
Vanguard Long-Term Bond ETF (A)	257,308	21,912,349
Vanguard Mortgage-Backed Securities ETF	653,410	33,350,046
Vanguard S&P 500 ETF (A)	5,345,404	392,352,654
Vanguard Short-Term Bond ETF (A)	1,037,702	83,088,799
Vanguard Total Bond Market ETF	1,893,998	153,186,558
Vanguard Total Stock Market ETF (A)	4,558,345	376,975,132
Emerging Markets - Equity - 5.9%
Vanguard FTSE Emerging Markets ETF (A)	2,423,137	93,969,253
Region Fund - Asian Pacific - 6.4%
Vanguard FTSE Pacific ETF	1,843,510	102,923,163
Region Fund - European - 10.0%
Vanguard FTSE European ETF (A)	3,309,190	159,403,682

Total Investment Companies (cost $1,514,947,821)		1,580,214,056

SECURITIES LENDING COLLATERAL - 16.5%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.18% (B)	262,533,259	262,533,259

Total Securities Lending Collateral (cost $262,533,259)		262,533,259

Principal	Value
REPURCHASE AGREEMENT - 1.2%

State Street Bank & Trust Co. 0.03% (B), dated 06/28/2013, to be repurchased at $18,748,572 on 07/01/2013. Collateralized by U.S. Government Agency Obligations, 4.00%, due 12/15/2017, and with a total value of $19,123,922.

$ 18,748,525	$ 18,748,525

Total Repurchase Agreement (cost $18,748,525)	18,748,525

Total Investment Securities (cost $1,796,229,605) (C)	1,861,495,840
Other Assets and Liabilities - Net	(269,329,204)

Net Assets	$ 1,592,166,636

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $256,552,975. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rate shown reflects the yield at June 30, 2013.
(C)	Aggregate cost for federal income tax purposes is $1,796,229,605. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $82,255,939 and $16,989,704, respectively. Net unrealized appreciation for tax purposes is $65,266,235.

DEFINITION:

ETF	Exchange-Traded Fund

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Vanguard ETF Portfolio - Growth VP

(formerly, Transamerica Index 75 VP)

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

VALUATION SUMMARY: (D)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2013
ASSETS
Investment Securities
Investment Companies	$1,580,214,056	$—	$—	$1,580,214,056
Securities Lending Collateral	262,533,259	—	—	262,533,259
Repurchase Agreement	—	18,748,525	—	18,748,525
Total Investment Securities	$1,842,747,315	$18,748,525	$—	$1,861,495,840

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2013
LIABILITIES
Other Liabilities (E)
Collateral for Securities on Loan	$—	$(262,533,259)	$—	$(262,533,259)
Total Other Liabilities	$—	$(262,533,259)	$—	$(262,533,259)

(D)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended June 30, 2013. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
(E)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Vanguard ETF Portfolio - Growth VP

(formerly, Transamerica Index 75 VP)

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2013

(unaudited)

Assets:
Investments in investment companies, at value (cost: $1,777,481,080) (including securities loaned of $256,552,975)	$1,842,747,315
Repurchase agreement, at value (cost: $18,748,525)	18,748,525
Receivables:
Shares sold	4,334,785
Investment securities sold	75,785,450
Interest	16
Dividends	12,187
Securities lending income (net)	37,421
Prepaid expenses	6,592

Total assets	1,941,672,291

Liabilities:
Accounts payable and accrued liabilities:
Shares redeemed	108,809
Investment securities purchased	86,103,574
Administration fees	30,249
Legal fees	26,638
Management and advisory fees	343,395
Distribution and service fees	301,142
Transfer agent fees	202
Trustees fees	540
Custody fees	3,348
Printing and shareholder reports fees	1,473
Audit and tax fees	11,010
Other	42,016
Collateral for securities on loan	262,533,259

Total liabilities	349,505,655

Net assets	$1,592,166,636

Net assets consist of:
Capital stock ($0.01 par value)	$1,566,375
Additional paid-in capital	1,427,536,729
Undistributed (accumulated) net investment income (loss)	32,742,401
Undistributed (accumulated) net realized gain (loss) from investments in investment companies	65,054,896
Net unrealized appreciation (depreciation) on
investments in investment companies	65,266,235

Net assets	$1,592,166,636

Net assets by class:
Initial Class	$7,075,997
Service Class	1,585,090,639
Shares outstanding:
Initial Class	688,746
Service Class	155,948,743
Net asset value and offering price per share:
Initial Class	$10.27
Service Class	10.16

STATEMENT OF OPERATIONS

For the period ended June 30, 2013

(unaudited)

Investment income:
Dividend income from investment companies	$15,235,841
Interest income	938
Securities lending income (net)	200,951

Total investment income	15,437,730

Expenses:
Management and advisory	1,898,324
Distribution and service:
Service Class	1,661,678
Transfer agent	5,079
Printing and shareholder reports	115,770
Custody	27,798
Administration	166,866
Legal	26,725
Audit and tax	5,840
Trustees	24,364
Other	19,347

Total expenses	3,951,791

Net investment income (loss)	11,485,939

Net realized gain (loss) on transactions from:
Investments in investment companies	44,723,542

Net change in unrealized appreciation (depreciation) on:
Investments in investment companies	11,486,613

Net realized and change in unrealized gain (loss)	56,210,155

Net increase (decrease) in net assets resulting from operations	$67,696,094

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Vanguard ETF Portfolio - Growth VP

(formerly, Transamerica Index 75 VP)

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2013 (unaudited)	December 31, 2012
From operations:
Net investment income (loss)	$11,485,939	$21,266,119
Net realized gain (loss) from investments and distributions from investments in investment companies	44,723,542	25,034,307
Net change in unrealized appreciation (depreciation) on investments in investment companies	11,486,613	59,364,152
Net increase (decrease) in net assets resulting from operations	67,696,094	105,664,578

Distributions to shareholders:
From net investment income:
Initial Class	—	(96,222)
Service Class	—	(16,335,230)
	—	(16,431,452)
From net realized gains:
Initial Class	—	(436,716)
Service Class	—	(83,323,437)
	—	(83,760,153)
Total distributions to shareholders	—	(100,191,605)

Capital share transactions:
Proceeds from shares sold:
Initial Class	1,242,748	4,654,680
Service Class	257,459,711	242,883,036
	258,702,459	247,537,716
Issued from fund acquisition:
Initial Class	1,799,406	—
Service Class	152,270,461	—
	154,069,867	—
Dividends and distributions reinvested:
Initial Class	—	532,938
Service Class	—	99,658,667
	—	100,191,605
Cost of shares redeemed:
Initial Class	(386,746)	(2,930,125)
Service Class	(32,817,085)	(57,313,308)
	(33,203,831)	(60,243,433)
Net increase (decrease) in net assets resulting from capital shares transactions	379,568,495	287,485,888

Net increase (decrease) in net assets	447,264,589	292,958,861

Net assets:
Beginning of period/year	1,144,902,047	851,943,186
End of period/year	$1,592,166,636	$1,144,902,047
Undistributed (accumulated) net investment income (loss)	$32,742,401	$21,256,462

Share activity:
Shares issued:
Initial Class	123,821	464,052
Service Class	25,365,789	24,897,526
	25,489,610	25,361,578
Shares issued on fund acquisition:
Initial Class	171,960	—
Service Class	14,702,746	—
	14,874,706	—
Shares issued-reinvested from dividends and distributions:
Initial Class	—	57,367
Service Class	—	10,820,702
	—	10,878,069
Shares redeemed:
Initial Class	(37,870)	(300,711)
Service Class	(3,239,926)	(5,882,708)

	(3,277,796)	(6,183,419)

Net increase (decrease) in shares outstanding:
Initial Class	257,911	220,708
Service Class	36,828,609	29,835,520
	37,086,520	30,056,228

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Vanguard ETF Portfolio - Growth VP

(formerly, Transamerica Index 75 VP)

FINANCIAL HIGHLIGHTS

For the period or years ended:

For a share outstanding throughout each period/year
Initial Class
June 30, 2013 (unaudited)	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008(A)
Net asset value
Beginning of period/year	$9.67	$9.60	$9.96	$9.01	$7.31	$10.00
Investment operations
Net investment income (loss)(B)(C)	0.10	0.22	0.20	0.28	0.16	0.33
Net realized and unrealized gain (loss)	0.50	0.87	(0.29)	0.87	1.57	(3.02)
Total investment operations	0.60	1.09	(0.09)	1.15	1.73	(2.69)
Distributions
Net investment income	—	(0.18)	(0.16)	(0.11)	(0.03)	—
Net realized gains	—	(0.84)	(0.11)	(0.09)	—	(D)	—
Total distributions	—	(1.02)	(0.27)	(0.20)	(0.03)	—
Net asset value
End of period/year	$10.27	$9.67	$9.60	$9.96	$9.01	$7.31
Total return(E)	6.21	%(F)	11.79%	(0.86)%	13.15%	23.68%	(26.90	)%(F)
Net assets end of period/year (000’s)	$7,076	$4,165	$2,017	$2,686	$1,016	$2
Ratio and supplemental data
Expenses to average net assets(G)
After (waiver/reimbursement) recapture	0.34	%(H)	0.34%	0.34%	0.34%	0.37%	0.37	%(H)
Before (waiver/reimbursement) recapture	0.34	%(H)	0.34%	0.34%	0.34%	0.35%	0.67	%(H)
Net investment income (loss) to average net assets(C)	2.01	%(H)	2.24%	1.94%	2.99%	2.17%	6.63	%(H)
Portfolio turnover rate(I)	40	%(F)	76%	79%	7%	24%	11	%(F)

(A)	Commenced operations on May 1, 2008.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the portfolio invests.
(D)	Rounds to less than $(0.01).
(E)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(F)	Not annualized.
(G)	Does not include expenses of the underlying investment companies in which the portfolio invests.
(H)	Annualized.
(I)	Does not include the portfolio activity of the underlying investment companies in which the portfolio invests.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

For a share outstanding throughout each period/year
Service Class
June 30, 2013 (unaudited)	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008(A)
Net asset value
Beginning of period/year	$9.58	$9.52	$9.89	$8.95	$7.29	$10.00
Investment operations
Net investment income (loss)(B)(C)	0.09	0.21	0.20	0.20	0.23	0.38
Net realized and unrealized gain (loss)	0.49	0.85	(0.32)	0.93	1.46	(3.09)
Total investment operations	0.58	1.06	(0.12)	1.13	1.69	(2.71)
Distributions
Net investment income	—	(0.16)	(0.15)	(0.10)	(0.03)	—
Net realized gains	—	(0.84)	(0.10)	(0.09)	—	(D)	—
Total distributions	—	(1.00)	(0.25)	(0.19)	(0.03)	—
Net asset value
End of period/year	$10.16	$9.58	$9.52	$9.89	$8.95	$7.29
Total return(E)	6.05	%(F)	11.55%	(1.13)%	13.00%	23.18%	(27.10	)%(F)
Net assets end of period/year (000’s)	$1,585,091	$1,140,737	$849,926	$705,936	$431,394	$57
Ratio and supplemental data
Expenses to average net assets(G)
After (waiver/reimbursement) recapture	0.59	%(H)	0.59%	0.59%	0.59%	0.62%	0.62	%(H)
Before (waiver/reimbursement) recapture	0.59	%(H)	0.59%	0.59%	0.59%	0.60%	0.92	%(H)
Net investment income (loss) to average net assets(C)	1.72	%(H)	2.13%	2.02%	2.25%	2.75%	7.71	%(H)
Portfolio turnover rate(I)	40	%(F)	76%	79%	7%	24%	11	%(F)

(A)	Commenced operations on May 1, 2008.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the portfolio invests.
(D)	Rounds to less than $(0.01).
(E)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(F)	Not annualized.
(G)	Does not include expenses of the underlying investment companies in which the portfolio invests.
(H)	Annualized.
(I)	Does not include the portfolio activity of the underlying investment companies in which the portfolio invests.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Vanguard ETF Portfolio - Growth VP

(formerly, Transamerica Index 75 VP)

NOTES TO FINANCIAL STATEMENTS

At June 30, 2013

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Effective May 1, 2013 Transamerica Index 75 VP changed its name to Transamerica Vanguard ETF Portfolio - Growth VP (the “Portfolio”). The Portfolio is a series of TST.

The Portfolio currently offers two classes of shares: Initial Class and Service Class.

Transamerica Asset Management, Inc. (“TAM”) provides continuous and regular investment advisory services to the Portfolio. TAM acts as a manager of managers, providing advisory services that include, without limitation, the design and development of each Portfolio and its investment strategy and the ongoing review and evaluation of that investment strategy including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for each Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending and implementing fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolios’ investments; regular review of sub-adviser performance and holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation of portfolio holdings; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolios’ Board of Trustees; oversight of preparation of prospectuses, shareholder reports and other disclosure materials and filings; and oversight of other service providers to the Portfolios, such as the custodian, the transfer agent, the administrator, the distributor, the Portfolios’ independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations for the Portfolios; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment advisory services. Where TAM employs sub-advisers, the sub-advisers carry out and effectuate the investment strategy designed for the Portfolios by TAM and are responsible, subject to TAM’s and the Board of Trustees oversight, for the day-to-day management of the Portfolios and for making decisions to buy, hold or sell a particular security.

Transamerica Fund Services, Inc. (“TFS”) provides supervisory and administrative services to each Portfolio. TFS’s supervisory and administrative services include performing certain administrative services for the Portfolios and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided for the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TFS has outsourced the provision of certain services as described below; to the extent agreed upon by TFS and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of net asset values; shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; recommending and implementing fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and its dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; preparation of agendas and supporting documents for and minutes of meetings of Trustees and committees of Trustees; and preparation of regular communications with the Trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TFS to perform supervisory and administrative services to the Portfolio. State Street performs back office services to support TFS, including furnishing financial and performance information about the Portfolios for inclusion in regulatory filings and Trustee and shareholder reports; preparing drafts of regulatory filings, Trustee materials, tax returns, expenses and budgeting; tax compliance testing; and maintaining books and records. TFS pays all expenses it incurs in connection with providing these services in the Amended and Restated Services Agreement with the exception of the costs of certain services specifically assumed by the Portfolios, as numerated within the Statement of Operations.

This report should be read in conjunction with the Portfolio’s current prospectus, which contains additional information about the Portfolio, including investment objectives and strategies.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Vanguard ETF Portfolio - Growth VP

(formerly, Transamerica Index 75 VP)

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 1. (continued)

Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of securities exposes the Portfolio to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrowed.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio (“Navigator”), a money market mutual fund registered under the 1940 Act. The Transamerica Asset Management family of mutual funds is a significant shareholder of the Navigator as of June 30, 2013. No individual portfolio has a significant holding in the Navigator.

By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees.

Such income is reflected separately in the Statement of Operations. Income from loaned securities in the Statement of Operations is net of fees and rebates earned by the lending agent for its services. The value of loaned securities and related collateral outstanding at June 30, 2013 are shown in the Statement of Investments and the Statement of Assets and Liabilities.

Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

The open repurchase agreements and related collateral at June 30, 2013 are listed in the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend date, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class, based upon net assets. Each class bears its own specific expenses in addition to the non-class specific expenses.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Vanguard ETF Portfolio - Growth VP

(formerly, Transamerica Index 75 VP)

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 2. (continued)

The Portfolio’s Board of Trustees has delegated the valuation functions on a day-to-day basis to TAM, subject to board oversight. TAM has formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board of Trustees. These policies and procedures are reviewed at least annually by the Board of Trustees. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair market value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Investment companies are valued at the net asset value (“NAV”) of the underlying portfolio. These securities are actively traded and no valuation adjustments are applied. Exchange-Traded Funds are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1 of the fair value hierarchy. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are unobservable will be valued based upon the NAVs of such investments and are categorized in Level 3 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the net asset value of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2013, is disclosed in the Valuation Summary of the Schedule of Investments.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Vanguard ETF Portfolio - Growth VP

(formerly, Transamerica Index 75 VP)

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 3. (continued)

TAM, the Portfolio’s investment adviser, is directly owned by Western Reserve Life Assurance Co. of Ohio and AUSA Holding Company (“AUSA”), both of which are indirect, wholly-owned subsidiaries of Aegon NV. AUSA is wholly-owned by Aegon USA, LLC (“Aegon USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Aegon USA is owned by Aegon US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Aegon USA Investment Management, LLC (“AUIM”) is both an affiliate and sub-adviser of the Portfolio.

TFS is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, AUIM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, AUIM, TFS, and TCI. No interested trustee receives compensation from the Portfolio.

Investment advisory fees: The Portfolio pays management fees to TAM based on average daily net assets (“ANA”) at the following rates and breakpoints:

First $50 million	0.320%
Over $50 million up to $250 million	0.300%
Over $250 million	0.280%

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

Expense limit	Maximum Operating Expense Limit Effective Through
0.37%	May 1, 2014

TAM is entitled to reimbursement by the Portfolio of fees waived and/or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit.

During the period ended June 30, 2013, there were no amounts reimbursed/waived or recaptured by TAM. There were no amounts available for recapture by TAM as of June 30, 2013.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2014. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Vanguard ETF Portfolio - Growth VP

(formerly, Transamerica Index 75 VP)

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 3. (continued)

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. The Portfolio pays TFS an annual fee of 0.025% of ANA. The Legal fees in the Statement of Operations are for fees paid to external legal counsel.

Transfer agent services: TFS provides transfer agency services under the Administrative Agreement and is compensated for such services under that agreement. For the period ended June 30, 2013 amounts paid to TFS by the Portfolio are included in Transfer Agent in the Statement of Operations and amounts payable to TFS as of June 30, 2013 are included in Transfer agent fees in the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), as elected by the Trustee.

NOTE 4. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2013 were as follows:

Purchases of securities:
Long-term	$786,009,084
U.S. Government	—
Proceeds from maturities and sales of securities:
Long-term	549,723,424
U.S. Government	—

NOTE 5. FEDERAL INCOME TAX MATTERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Portfolio’s tax provisions taken or expected to be taken for all open tax years 2009 - 2012, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other in the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

NOTE 6. REORGANIZATION

On May 1, 2013, Transamerica Vanguard ETF Portfolio - Growth VP acquired all of the net assets of Transamerica Efficient Markets VP pursuant to a Plan of Reorganization. Transamerica Vanguard ETF Portfolio - Growth VP is the accounting survivor. The purpose of the transaction was to achieve a more cohesive, focused, and streamlined fund complex. The acquisition was accomplished by a tax-free exchange of 14,874,706 shares of Transamerica Vanguard ETF Portfolio - Growth VP for 12,053,880 shares of Transamerica Efficient Markets VP outstanding on May 1, 2013. Transamerica Efficient Markets VP’s net assets at that date, $154,069,867, including $1,861,130 unrealized appreciation, were combined with those of Transamerica Vanguard ETF Portfolio - Growth VP. The aggregate net assets of Transamerica Vanguard ETF Portfolio - Growth VP immediately before the acquisition were $1,370,840,905; the combined net assets of Transamerica Vanguard ETF Portfolio - Growth VP immediately after the acquisition were $1,524,910,772. Shares issued with the acquisition were as follows:

Transamerica Efficient Markets VP

Class	Shares	Amount
Initial	171,960	$1,799,406
Service	14,702,746	152,270,461

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Vanguard ETF Portfolio - Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 6. (continued)

The exchange ratio of the reorganization for the Portfolio is as follows (Transamerica Vanguard ETF Portfolio - Growth VP shares issuable/ Transamerica Efficient Markets VP shares outstanding on May 1, 2013):

Transamerica Efficient Markets VP

Class	Exchange Ratio
Initial	1.23
Service	1.23

Assuming the reorganization had been completed on January 1, 2013, the beginning of the annual reporting period of the Portfolio, the Portfolio’s pro forma results of operations for the period ended June 30, 2013, are as follows:

Net Investment Income (Loss)	$11,715,014
Net Realized and Change in Unrealized Gain (Loss)	65,783,368
Net Increase (Decrease) in Net Assets Resulting from Operations	77,498,382

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practical to separate the amounts of revenue and earnings of Transamerica Efficient Markets VP that have been included in Transamerica Vanguard ETF Portfolio - Growth VP’s Statement of Operations since May 1, 2013.

NOTE 7. SUBSEQUENT EVENT

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Vanguard ETF Portfolio - Growth VP

(formerly, Transamerica Index 75 VP)

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board”) held on June 12-13, 2013, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Vanguard ETF Portfolio - Growth VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”). The Board also reviewed and considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Investment Advisory Agreement, the “Agreements”) for the Portfolio between TAM and Aegon USA Investment Management, LLC (the “Sub-Adviser”).

Following their review and consideration, the Trustees determined that the terms of the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable and that the renewal of each of the Agreements is in the best interests of the Portfolio and its shareholders. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Agreements through June 30, 2014. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the Agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and/or their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM and the Sub-Adviser; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment advisory and other services provided by TAM for the portion of the management fee it retains after payment of the sub-advisory fee. The Board noted that the investment advisory services include the design and development of the Portfolio and its investment strategy, TAM’s selection, ongoing oversight and monitoring of the Sub-Adviser, TAM’s daily supervision of the Portfolio’s investments and recommendations to change the Portfolio’s investment strategy or sub-adviser where it believes appropriate or advisable. The Board also noted that TAM provides services to all Transamerica mutual funds, including the Portfolio, in the form of oversight of the services provided by the funds’ administrator, custodian and transfer agent and supervision of the performance of recordkeeping, shareholder relations, regulatory reporting and compliance functions of the funds.

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

It was noted that in order for the Portfolio to be entitled to invest in excess of certain amounts in the exchange-traded funds (“ETFs”) in which it invests, the Board was required to consider whether the fees charged by TAM and the Sub-Adviser are for services that are in addition to, rather than duplicative of, the services provided under the advisory contracts of the underlying ETFs. It was noted that TAM renders “manager of managers” services to the Portfolio by, among other things, closely monitoring the Sub-Adviser’s performance and by adding additional sub-advisers or altering the composition of sub-advisers as necessary to adapt to market conditions or the Portfolio’s performance. It also was noted that the Sub-Adviser has developed an asset allocation model which it utilizes to select a basket of investments for the Portfolio in an attempt to match or exceed the return of an unmanaged benchmark. On these bases, the Board determined that the fees charged by TAM and the Sub-Adviser are based on services that are in addition to, rather than duplicative of, the services provided by the advisers to the underlying ETFs in which the Portfolio invests.

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2012.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Vanguard ETF Portfolio - Growth VP

(formerly, Transamerica Index 75 VP)

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

The Board noted that the performance of the Initial Share Class of the Portfolio was below the median for its peer universe for the past 1- and 3-year periods. The Board also noted that the performance of the Initial Share Class of the Portfolio was below its composite benchmark for the past 1-and 3-year periods. The Trustees discussed the reasons for the underperformance with TAM and noted recent changes in the Portfolio’s portfolio management team. The Trustees noted that TAM intends to monitor and report to the Board on the portfolio manager transition and TAM going forward.

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be procured by TAM and provided by the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and that is competitive with other investment companies.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of other investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by Strategic Insight, an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was below the median for its peer group and in line with the median for its peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Initial Share Class of the Portfolio were below the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability.

With respect to the Sub-Adviser, the Board noted that information about the Sub-Adviser’s revenues and expenses was incorporated into TAM’s profitability analysis for the Portfolio. As a result, the Board principally considered profitability information for TAM and the Sub-Adviser in the aggregate.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any further economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from these economies of scale. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser and whether the Portfolio has achieved economies of scale in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered any other benefits derived by TAM, its affiliates and the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica Vanguard ETF Portfolio - Growth VP

(formerly, Transamerica Index 75 VP)

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement is in the best interests of the Portfolio and its shareholders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica WMC Diversified Growth II VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2013, and held for the entire period until June 30, 2013.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses(A)
Portfolio Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period(B)	Ending Account Value	Expenses Paid During Period(B)	Annualized Expense Ratio
Transamerica WMC Diversified Growth II VP
Initial Class	$1,000.00	$1,133.20	$1.57	$1,023.05	$1.49	0.30%

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (179 days), and divided by the number of days in the year (365 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2013

(the following chart summarizes the Schedule of Investments of the portfolio by asset type)

(unaudited)

Asset Type	% of Net Assets
Common Stocks	98.4%
Securities Lending Collateral	25.7
Repurchase Agreement	1.5
Other Assets and Liabilities - Net	(25.6)
Total	100.0%

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica WMC Diversified Growth II VP

SCHEDULE OF INVESTMENTS

At June 30, 2013

(unaudited)

	Shares	Value
COMMON STOCKS - 98.4%
Aerospace & Defense - 5.0%
Boeing Co.	2,238	$ 229,261
Honeywell International, Inc.	2,356	186,925
United Technologies Corp.	1,752	162,831
Automobiles - 0.5%
Ford Motor Co.	4,056	62,746
Beverages - 2.2%
Anheuser-Busch InBev NV - ADR	970	87,552
Coca-Cola Co.	4,000	160,440
Biotechnology - 5.5%
Amgen, Inc.	2,528	249,412
Biogen IDEC, Inc. (A) (B)	520	111,904
Celgene Corp. (A) (B)	1,136	132,810
Gilead Sciences, Inc. (A) (B)	2,708	138,677
Chemicals - 2.0%
Monsanto Co.	1,642	162,230
Sherwin-Williams Co.	367	64,812
Commercial Services & Supplies - 0.7%
ADT Corp. (A) (B)	1,040	41,444
Tyco International, Ltd. (B)	1,105	36,410
Communications Equipment - 6.8%
Cisco Systems, Inc.	29,074	706,789
Emulex Corp. (A) (B)	2,591	16,893
QUALCOMM, Inc.	872	53,262
Computers & Peripherals - 5.1%
Apple, Inc. (B)	556	220,220
NetApp, Inc. (A)	5,317	200,876
QLogic Corp. (A)	151	1,444
SanDisk Corp. (A)	1,666	101,793
Western Digital Corp.	964	59,855
Consumer Finance - 1.5%
American Express Co.	2,287	170,976
Diversified Consumer Services - 0.1%
ITT Educational Services, Inc. (A) (B)	511	12,468
Diversified Financial Services - 2.7%
Bank of America Corp.	12,090	155,477
IntercontinentalExchange, Inc. (A) (B)	172	30,575
JPMorgan Chase & Co.	2,249	118,725
Diversified Telecommunication Services - 2.3%
Verizon Communications, Inc.	5,330	268,312
Energy Equipment & Services - 1.4%
Oceaneering International, Inc. (B)	1,242	89,672
Transocean, Ltd.	1,429	68,521
Food & Staples Retailing - 4.7%
Costco Wholesale Corp.	1,286	142,193
CVS Caremark Corp.	2,078	118,820
Wal-Mart Stores, Inc.	3,747	279,114
Food Products - 0.7%
Green Mountain Coffee Roasters, Inc. - Series C (A) (B)	1,072	80,464
Health Care Equipment & Supplies - 4.4%
Abbott Laboratories	4,132	144,124
Becton Dickinson and Co. (B)	367	36,271
CR Bard, Inc.	495	53,797
Medtronic, Inc. (B)	2,960	152,351
Zimmer Holdings, Inc. - Class A (B)	1,528	114,508
Health Care Providers & Services - 2.3%
Aetna, Inc.	1,325	84,190
Express Scripts Holding Co. (A)	1,081	66,687

	Shares	Value
Health Care Providers & Services (continued)
McKesson Corp.	956	$ 109,462
Hotels, Restaurants & Leisure - 1.7%
Starwood Hotels & Resorts Worldwide, Inc. (B)	1,293	81,705
Wyndham Worldwide Corp.	1,209	69,191
Wynn Resorts, Ltd. (B)	343	43,904
Household Products - 0.3%
Colgate-Palmolive Co. (B)	644	36,895
Industrial Conglomerates - 2.9%
3M Co. (B)	1,516	165,774
Danaher Corp. (B)	1,747	110,585
General Electric Co. (B)	2,435	56,468
Internet & Catalog Retail - 1.3%
Amazon.com, Inc. (A)	310	86,084
priceline.com, Inc. (A) (B)	75	62,035
Internet Software & Services - 6.0%
eBay, Inc. (A) (B)	2,445	126,456
Google, Inc. - Class A (A)	376	331,019
IAC/InterActiveCorp (B)	2,741	130,362
Yahoo! Inc. (A)	4,138	103,905
IT Services - 3.3%
Alliance Data Systems Corp. (A) (B)	213	38,559
International Business Machines Corp.	555	106,066
Paychex, Inc. (B)	1,492	54,488
Visa, Inc. - Class A (B)	977	178,547
Life Sciences Tools & Services - 0.3%
Bruker Corp. (A)	2,076	33,527
Machinery - 1.6%
Dover Corp. (B)	812	63,060
Illinois Tool Works, Inc. - Class A (B)	471	32,579
Parker Hannifin Corp. (B)	869	82,903
Media - 4.4%
Comcast Corp. - Class A (B)	4,157	174,095
News Corp. - Class A	3,569	116,350
Omnicom Group, Inc. (B)	2,038	128,129
Sirius XM Radio, Inc. (B)	25,463	85,301
Metals & Mining - 0.1%
Allied Nevada Gold Corp. (A) (B)	1,683	10,906
Multiline Retail - 0.7%
Dollar Tree, Inc. (A) (B)	1,605	81,598
Oil, Gas & Consumable Fuels - 0.7%
Valero Energy Corp.	2,409	83,761
Pharmaceuticals - 3.4%
Eli Lilly & Co.	2,930	143,922
Johnson & Johnson	1,605	137,805
Merck & Co., Inc. (B)	2,417	112,270
Road & Rail - 0.6%
Hertz Global Holdings, Inc. (A) (B)	2,583	64,058
Semiconductors & Semiconductor Equipment - 4.8%
Altera Corp.	4,765	157,197
Broadcom Corp. - Class A (B)	3,401	114,818
Intel Corp.	2,925	70,843
Microchip Technology, Inc. (B)	2,292	85,377
Xilinx, Inc. (B)	3,039	120,375
Software - 9.1%
BMC Software, Inc. (A)	1,026	46,314
Check Point Software Technologies, Ltd. (A) (B)	2,399	119,182
Intuit, Inc. (B)	656	40,036
Microsoft Corp.	14,963	516,672
NetSuite, Inc. (A)	507	46,512

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica WMC Diversified Growth II VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

	Shares	Value
Software (continued)
Oracle Corp.	8,220	$ 252,518
Red Hat, Inc. (A)	413	19,750
Specialty Retail - 7.7%
Buckle, Inc. (B)	1,327	69,031
CST Brands, Inc. (A) (B)	261	8,041
Gap, Inc. - Class A (B)	951	39,685
Home Depot, Inc.	3,185	246,742
Lowe’s Cos., Inc.	5,293	216,484
O’Reilly Automotive, Inc. (A)	1,289	145,167
PetSmart, Inc. - Class A	796	53,324
TJX Cos., Inc.	2,062	103,224
Tobacco - 1.6%
Philip Morris International, Inc.	2,068	179,130

Total Common Stocks (cost $9,507,042)		11,268,022

SECURITIES LENDING COLLATERAL - 25.7%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.18% (C)	2,941,355	2,941,355

Total Securities Lending Collateral (cost $2,941,355)		2,941,355

Principal	Value
REPURCHASE AGREEMENT - 1.5%

State Street Bank & Trust Co. 0.03% (C), dated 06/28/2013, to be repurchased at $171,738 on 07/01/2013. Collateralized by a U.S. Government Agency Obligation, 2.50%, due 04/01/2028, and with a value of $177,609.

$ 171,737	$ 171,737

Total Repurchase Agreement (cost $171,737)	171,737

Total Investment Securities (cost $12,620,134) (D)	14,381,114
Other Assets and Liabilities - Net	(2,935,666)

Net Assets	$ 11,445,448

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	All or a portion of this security is on loan. The value of all securities on loan is $2,875,907. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rate shown reflects the yield at June 30, 2013.
(D)	Aggregate cost for federal income tax purposes is $12,620,134. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $1,877,272 and $116,292, respectively. Net unrealized appreciation for tax purposes is $1,760,980.

DEFINITION:

ADR	American Depositary Receipt

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2013
ASSETS
Investment Securities
Common Stocks	$11,268,022	$—	$—	$11,268,022
Securities Lending Collateral	2,941,355	—	—	2,941,355
Repurchase Agreement	—	171,737	—	171,737
Total Investment Securities	$14,209,377	$171,737	$—	$14,381,114

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2013
LIABILITIES
Other Liabilities (F)
Collateral for Securities on Loan	$—	$(2,941,355)	$—	$(2,941,355)
Total Other Liabilities	$—	$(2,941,355)	$—	$(2,941,355)

(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended June 30, 2013. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
(F)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica WMC Diversified Growth II VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2013

(unaudited)

Assets:
Investment securities, at value (cost: $12,448,397) (including securities loaned of $2,875,907)	$14,209,377
Repurchase agreement, at value (cost: $171,737)	171,737
Receivables:
Due from adviser	2,838
Investment securities sold	101,615
Dividends	6,241
Securities lending income (net)	544
Prepaid expenses	60

Total assets	14,492,412

Liabilities:
Accounts payable and accrued liabilities:
Shares redeemed	20,313
Investment securities purchased	66,982
Administration fees	222
Transfer agent fees	2
Trustees fees	5
Other	18,085
Collateral for securities on loan	2,941,355

Total liabilities	3,046,964

Net assets	$11,445,448

Net assets consist of:
Capital stock ($0.01 par value)	$13,455
Additional paid-in capital	7,154,870
Undistributed (accumulated) net investment income (loss)	306,188
Undistributed (accumulated) net realized gain (loss) from investment securities contracts	2,209,955
Net unrealized appreciation (depreciation) on
investment securities	1,760,980

Net assets	$11,445,448

Shares outstanding	1,345,503
Net asset value and offering price per share	$8.51

STATEMENT OF OPERATIONS

For the period ended June 30, 2013

(unaudited)

Investment Income:
Dividend income (net of withholding taxes on foreign dividends of $328)	$99,669
Interest income	21
Securities lending income (net)	4,436

Total investment income	104,126

Expenses:
Management and advisory	18,931
Transfer agent	47
Printing and shareholder reports	1,001
Custody	32,793
Administration	1,578
Legal	340
Audit and tax	6,455
Trustees	225
Other	173

Total expenses	61,543

Expenses reimbursed/waived	(42,612)

Net expenses	18,931

Net investment income (loss)	85,195

Net realized gain (loss) on transactions from:
Investment securities	1,323,482

Total realized gain (loss)	1,323,482

Net change in unrealized appreciation (depreciation) on:
Investment securities	219,431

Net change in unrealized appreciation (depreciation)	219,431

Net realized and change in unrealized gain (loss)	1,542,913

Net increase (decrease) in net assets resulting from operations	$1,628,108

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica WMC Diversified Growth II VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2013 (unaudited)	December 31, 2012
From operations:
Net investment income (loss)	$85,195	$220,159
Net realized gain (loss) from investment securities contracts	1,323,482	975,195
Net change in unrealized appreciation (depreciation) on investment securities contracts	219,431	622,311
Net increase (decrease) in net assets resulting from operations	1,628,108	1,817,665

Distributions to shareholders:
From net investment income	—	(125,591)
From net realized gains	—	(810,395)
Total distributions to shareholders	—	(935,986)

Capital share transactions:
Proceeds from shares sold	77,179	14,554
Dividends and distributions reinvested	—	935,986
Cost of shares redeemed	(4,004,438)	(1,226,317)
Net increase (decrease) in net assets resulting from capital shares transactions	(3,927,259)	(275,777)

Net increase (decrease) in net assets	(2,299,151)	605,902

Net assets:
Beginning of period/year	13,744,599	13,138,697
End of period/year	$11,445,448	$13,744,599
Undistributed (accumulated) net investment income (loss)	$306,188	$220,993

Share activity:
Shares issued	9,583	1,980
Shares issued-reinvested from dividends and distributions	—	124,136
Shares redeemed	(494,127)	(156,456)
Net increase (decrease) in shares outstanding	(484,544)	(30,340)

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica WMC Diversified Growth II VP

FINANCIAL HIGHLIGHTS

For the period or years ended:

For a share outstanding throughout each period/year	Initial Class
	June 30, 2013 (unaudited)		December 31, 2012	December 31, 2011	December 31, 2010		December 31, 2009	December 31, 2008
Net asset value
Beginning of period/year	$7.51		$7.06	$7.26	$6.16		$4.70	$10.32
Investment operations
Net investment income (loss)(A)	0.05		0.12	0.07	0.06		0.06	0.09
Net realized and unrealized gain (loss)	0.95		0.87	(0.20)	1.10		1.48	(4.28)
Total investment operations	1.00		0.99	(0.13)	1.16		1.54	(4.19)
Distributions
Net investment income	—		(0.07)	(0.07)	(0.06)		(0.08)	(0.07)
Net realized gains	—		(0.47)	—	—		—	(1.36)
Total distributions	—		(0.54)	(0.07)	(0.06)		(0.08)	(1.43)
Net asset value
End of period/year	$8.51		$7.51	$7.06	$7.26		$6.16	$4.70
Total return(B)	13.32	%(C)	13.96%	(1.76)%	19.08%		32.95%	(45.59)%
Net assets end of period/year (000’s)	$11,445		$13,745	$13,139	$14,466		$14,019	$10,956
Ratio and supplemental data
Expenses to average net assets
After (waiver/reimbursement) recapture	0.30	%(D)	0.30%	0.30%	0.30%		0.30%	0.30%
Before (waiver/reimbursement) recapture	0.98	%(D)	0.88%	0.81%	1.01%		0.56%	0.47%
Net investment income (loss) to average net assets	1.35	%(D)	1.55%	0.89%	0.93%		1.07%	1.08%
Portfolio turnover rate	26	%(C)	56%	53%	142	%(E)	46%	32%

(A)	Calculated based on average number of shares outstanding.
(B)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(C)	Not annualized.
(D)	Annualized.
(E)	Increase in portfolio turnover was triggered by a change in the portfolio’s objectives.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica WMC Diversified Growth II VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2013

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica WMC Diversified Growth II VP (the “Portfolio”) is a series of TST.

The Portfolio currently offers one class of shares: Initial Class.

Transamerica Asset Management, Inc. (“TAM”) provides continuous and regular investment advisory services to the Portfolio. TAM acts as a manager of managers, providing advisory services that include, without limitation, the design and development of each Portfolio and its investment strategy and the ongoing review and evaluation of that investment strategy including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for each Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending and implementing fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolios’ investments; regular review of sub-adviser performance and holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation of portfolio holdings; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolios’ Board of Trustees; oversight of preparation of prospectuses, shareholder reports and other disclosure materials and filings; and oversight of other service providers to the Portfolios, such as the custodian, the transfer agent, the administrator, the distributor, the Portfolios’ independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations for the Portfolios; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment advisory services. Where TAM employs sub-advisers, the sub-advisers carry out and effectuate the investment strategy designed for the Portfolios by TAM and are responsible, subject to TAM’s and the Board of Trustees oversight, for the day-to-day management of the Portfolios and for making decisions to buy, hold or sell a particular security.

Transamerica Fund Services, Inc. (“TFS”) provides supervisory and administrative services to each Portfolio. TFS’s supervisory and administrative services include performing certain administrative services for the Portfolios and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided for the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TFS has outsourced the provision of certain services as described below; to the extent agreed upon by TFS and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of net asset values; shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; recommending and implementing fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and its dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; preparation of agendas and supporting documents for and minutes of meetings of Trustees and committees of Trustees; and preparation of regular communications with the Trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TFS to perform supervisory and administrative services to the Portfolio. State Street performs back office services to support TFS, including furnishing financial and performance information about the Portfolios for inclusion in regulatory filings and Trustee and shareholder reports; preparing drafts of regulatory filings, Trustee materials, tax returns, expenses and budgeting; tax compliance testing; and maintaining books and records. TFS pays all expenses it incurs in connection with providing these services in the Amended and Restated Services Agreement with the exception of the costs of certain services specifically assumed by the Portfolios, as numerated within the Statement of Operations.

This report should be read in conjunction with the Portfolio’s current prospectus, which contains additional information about the Portfolio, including investment objectives and strategies.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of securities exposes the Portfolio to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica WMC Diversified Growth II VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 1. (continued)

additional collateral; (iii) the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrowed.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio (“Navigator”), a money market mutual fund registered under the 1940 Act. The Transamerica Asset Management family of mutual funds is a significant shareholder of the Navigator as of June 30, 2013. No individual portfolio has a significant holding in the Navigator.

By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees.

Such income is reflected separately in the Statement of Operations. Income from loaned securities in the Statement of Operations is net of fees and rebates earned by the lending agent for its services. The value of loaned securities and related collateral outstanding at June 30, 2013 are shown in the Schedule of Investments and the Statement of Assets and Liabilities.

Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

The open repurchase agreements and related collateral at June 30, 2013 are listed in the Schedule of Investments.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, has elected to place security transactions of the Portfolio with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions paid by the Portfolio be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2013.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend date, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica WMC Diversified Growth II VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 2. (continued)

The Portfolio’s Board of Trustees has delegated the valuation functions on a day-to-day basis to TAM, subject to board oversight. TAM has formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board of Trustees. These policies and procedures are reviewed at least annually by the Board of Trustees. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair market value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair market value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities (common and preferred stocks): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2 or Level 3 if inputs are unobservable.

Repurchase agreement: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the net asset value of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2013, is disclosed in the Valuation Summary of the Schedule of Investments.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica WMC Diversified Growth II VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.

TAM, the Portfolio’s investment adviser, is directly owned by Western Reserve Life Assurance Co. of Ohio and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. AUSA is wholly owned by Aegon USA, LLC (“Aegon USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Aegon USA is owned by Aegon US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

TFS is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS, and TCI. No interested trustee receives compensation from the Portfolio.

Investment advisory fees: The Portfolio pays management fees to TAM based on average daily net assets (“ANA”) at the following rate:

0.30% of ANA

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses, to the extent that total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

Expense limit	Maximum Operating Expense Limit Effective Through
0.30%	May 1, 2014

TAM is entitled to reimbursement by the Portfolio of fees waived and/or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit.

During the period ended June 30, 2013, the amount reimbursed/waived by TAM was $42,612.

The following amounts were available for recapture by TAM as of June 30, 2013:

Amount Available	Year Reimbursed	Available Through
$ 71,859	2011	12/31/2013
82,205	2012	12/31/2014

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Portfolio’s distributor.

Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares, amounts equal to actual expenses associated with distributing the shares.

The Portfolio is authorized under the Distribution Plan to pay fees up to a limit of 0.15% for Initial Class.

TCI has determined that it will not seek payment the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2014. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance.

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. The Portfolio pays TFS an annual fee of 0.025% of ANA. The Legal fees in the Statement of Operations are for fees paid to external legal counsel.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica WMC Diversified Growth II VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 3. (continued)

Transfer agent services: TFS provides transfer agency services under the Administrative Agreement and is compensated for such services under that agreement. For the period ended June 30, 2013 amounts paid to TFS by the Portfolio are included in Transfer Agent in the Statement of Operations and amounts payable to TFS as of June 30, 2013 are included in Transfer agent fees in the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), as elected by the Trustee.

NOTE 4. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2013 were as follows:

Purchases of securities:
Long-term	$3,297,565
U.S. Government	—
Proceeds from maturities and sales of securities:
Long-term	6,874,663
U.S. Government	—

NOTE 5. FEDERAL INCOME TAX MATTERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Portfolio’s tax provisions taken or expected to be taken for all open tax years 2009 - 2012, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

NOTE 6. SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica WMC Diversified Growth II VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board”) held on June 12-13, 2013, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica WMC Diversified Growth II VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”). The Board also reviewed and considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Investment Advisory Agreement, the “Agreements”) for the Portfolio between TAM and Wellington Management Company, LLP (the “Sub-Adviser”).

Following their review and consideration, the Trustees determined that the terms of the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable and that the renewal of each of the Agreements is in the best interests of the Portfolio and its shareholders. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Agreements through June 30, 2014. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the Agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and/or their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM and the Sub-Adviser; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment advisory and other services provided by TAM for the portion of the management fee it retains after payment of the sub-advisory fee. The Board noted that the investment advisory services include the design and development of the Portfolio and its investment strategy, TAM’s selection, ongoing oversight and monitoring of the Sub-Adviser, TAM’s daily supervision of the Portfolio’s investments and recommendations to change the Portfolio’s investment strategy or sub-adviser where it believes appropriate or advisable. The Board also noted that TAM provides services to all Transamerica mutual funds, including the Portfolio, in the form of oversight of the services provided by the funds’ administrator, custodian and transfer agent and supervision of the performance of recordkeeping, shareholder relations, regulatory reporting and compliance functions of the funds.

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2012.

The Board noted that the performance of the Initial Class of the Portfolio was above the median for its peer universe for the past 3-year period and below the median for the past 1- and 5-year periods. The Board also noted that the performance of the Initial Class of the Portfolio was below its benchmark for the past 1-, 3- and 5-year periods. The Trustees discussed the reasons for the underperformance with TAM and agreed to continue to monitor the performance of the Portfolio. The Board also noted that the Portfolio’s performance for longer periods was attributable to the Portfolio’s previous sub-adviser.

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be procured by TAM and provided by the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and that is competitive with other investment companies.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica WMC Diversified Growth II VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of other investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by Strategic Insight, an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Initial Class of the Portfolio were below the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser and is paid by TAM and not the Portfolio. As a result, the Board principally considered the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any further economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from these economies of scale. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser and whether the Portfolio has achieved economies of scale in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered any other benefits derived by TAM, its affiliates and the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio. The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and its shareholders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica WMC Diversified Growth II VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement is in the best interests of the Portfolio and its shareholders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica WMC Diversified Growth VP

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2013, and held for the entire period until June 30, 2013.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses(A)
Portfolio Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period(B)	Ending Account Value	Expenses Paid During Period(B)	Annualized Expense Ratio
Transamerica WMC Diversified Growth VP
Initial Class	$1,000.00	$1,129.30	$4.07	$1,020.70	$3.86	0.78%
Service Class	1,000.00	1,128.00	5.37	1,019.47	5.10	1.03

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (179 days), and divided by the number of days in the year (365 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2013

(The following chart summarizes the Schedule of Investments of the portfolio by asset type)

(unaudited)

Asset Type	% of Net Assets
Common Stocks	99.3%
Securities Lending Collateral	4.1
Repurchase Agreement	0.7
Other Assets and Liabilities - Net	(4.1)
Total	100.0%

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica WMC Diversified Growth VP

SCHEDULE OF INVESTMENTS

At June 30, 2013

(unaudited)

	Shares	Value
COMMON STOCKS - 99.3%
Aerospace & Defense - 5.4%
Boeing Co.	510,923	$ 52,338,952
Honeywell International, Inc.	441,680	35,042,891
United Technologies Corp.	410,583	38,159,584
Automobiles - 0.6%
Ford Motor Co.	862,297	13,339,735
Beverages - 2.3%
Anheuser-Busch InBev NV - ADR	226,795	20,470,517
Coca-Cola Co.	820,096	32,894,050
Biotechnology - 5.4%
Amgen, Inc.	528,784	52,169,830
Biogen IDEC, Inc. (A)	100,116	21,544,963
Celgene Corp. (A)	227,069	26,546,637
Gilead Sciences, Inc. (A)	493,039	25,248,527
Chemicals - 2.0%
Monsanto Co.	341,603	33,750,376
Sherwin-Williams Co.	70,270	12,409,682
Commercial Services & Supplies - 0.7%
ADT Corp.	233,898	9,320,835
Tyco International, Ltd.	243,522	8,024,050
Communications Equipment - 6.6%
Cisco Systems, Inc.	5,828,017	141,679,093
Emulex Corp. (A)	601,362	3,920,880
QUALCOMM, Inc.	139,029	8,491,892
Computers & Peripherals - 4.8%
Apple, Inc.	78,907	31,253,485
NetApp, Inc. (A)	1,216,090	45,943,880
QLogic Corp. (A)	240,463	2,298,826
SanDisk Corp. (A)	314,221	19,198,903
Western Digital Corp.	217,408	13,498,863
Consumer Finance - 1.5%
American Express Co.	474,828	35,498,141
Diversified Consumer Services - 0.1%
ITT Educational Services, Inc. (A) (B)	74,578	1,819,703
Diversified Financial Services - 2.5%
Bank of America Corp.	2,271,093	29,206,256
IntercontinentalExchange, Inc. (A)	35,946	6,389,761
JPMorgan Chase & Co.	445,246	23,504,536
Diversified Telecommunication Services - 2.4%
Verizon Communications, Inc.	1,127,975	56,782,262
Energy Equipment & Services - 1.3%
Oceaneering International, Inc.	225,061	16,249,404
Transocean, Ltd.	297,183	14,249,925
Food & Staples Retailing - 4.9%
Costco Wholesale Corp.	277,716	30,707,058
CVS Caremark Corp.	404,482	23,128,281
Wal-Mart Stores, Inc.	832,676	62,026,035
Food Products - 0.5%
Green Mountain Coffee Roasters, Inc. - Series C (A) (B)	170,572	12,803,134
Health Care Equipment & Supplies - 4.6%
Abbott Laboratories	879,898	30,690,842
Becton Dickinson and Co.	78,985	7,806,088
CR Bard, Inc.	103,836	11,284,896
Medtronic, Inc.	670,572	34,514,341
Zimmer Holdings, Inc. - Class A	317,086	23,762,425

	Shares	Value
Health Care Providers & Services - 2.4%
Aetna, Inc.	298,441	$ 18,962,941
Express Scripts Holding Co. (A)	234,129	14,443,418
McKesson Corp.	201,193	23,036,599
Hotels, Restaurants & Leisure - 1.8%
Starwood Hotels & Resorts Worldwide, Inc.	282,593	17,857,052
Wyndham Worldwide Corp.	268,634	15,373,924
Wynn Resorts, Ltd.	78,896	10,098,688
Household Products - 0.4%
Colgate-Palmolive Co.	147,116	8,428,276
Industrial Conglomerates - 3.1%
3M Co.	355,820	38,908,917
Danaher Corp.	413,879	26,198,541
General Electric Co.	375,461	8,706,940
Internet & Catalog Retail - 0.9%
Amazon.com, Inc. (A)	43,460	12,068,407
priceline.com, Inc. (A)	10,911	9,024,816
Internet Software & Services - 6.3%
eBay, Inc. (A)	469,808	24,298,470
Google, Inc. - Class A (A)	86,420	76,081,575
IAC/InterActiveCorp	596,697	28,378,909
Yahoo! Inc. (A)	748,535	18,795,714
IT Services - 3.2%
Alliance Data Systems Corp. (A) (B)	47,406	8,581,908
International Business Machines Corp.	73,052	13,960,968
Paychex, Inc. (B)	353,446	12,907,848
Visa, Inc. - Class A	219,154	40,050,393
Life Sciences Tools & Services - 0.2%
Bruker Corp. (A)	331,314	5,350,721
Machinery - 1.7%
Dover Corp.	155,275	12,058,657
Illinois Tool Works, Inc. - Class A	105,496	7,297,158
Parker Hannifin Corp.	212,630	20,284,902
Media - 4.1%
Comcast Corp. - Class A	840,690	35,208,097
News Corp. - Class A	620,851	20,239,743
Omnicom Group, Inc. (B)	436,483	27,441,686
Sirius XM Radio, Inc. (B)	3,622,761	12,136,249
Metals & Mining - 0.1%
Allied Nevada Gold Corp. (A) (B)	379,814	2,461,195
Multiline Retail - 0.7%
Dollar Tree, Inc. (A)	343,817	17,479,656
Oil, Gas & Consumable Fuels - 0.7%
Valero Energy Corp.	472,264	16,420,619
Pharmaceuticals - 3.7%
Eli Lilly & Co.	637,313	31,304,815
Johnson & Johnson	350,160	30,064,738
Merck & Co., Inc.	520,534	24,178,804
Road & Rail - 0.5%
Hertz Global Holdings, Inc. (A)	449,828	11,155,734
Semiconductors & Semiconductor Equipment - 4.8%
Altera Corp.	802,135	26,462,433
Broadcom Corp. - Class A	751,667	25,376,278
Intel Corp.	603,665	14,620,766
Microchip Technology, Inc. (B)	531,535	19,799,679
Xilinx, Inc.	636,688	25,219,212

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica WMC Diversified Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

	Shares	Value
Software - 9.4%
BMC Software, Inc. (A)	265,866	$ 12,001,191
Check Point Software Technologies, Ltd. (A) (B)	511,326	25,402,676
Intuit, Inc.	167,669	10,232,839
Microsoft Corp.	3,276,380	113,133,402
NetSuite, Inc. (A) (B)	94,210	8,642,825
Oracle Corp.	1,503,759	46,195,477
Red Hat, Inc. (A)	104,188	4,982,270
Specialty Retail - 8.1%
Buckle, Inc. (B)	294,261	15,307,457
CST Brands, Inc. (A) (B)	52,429	1,615,338
Gap, Inc. - Class A	198,424	8,280,234
Home Depot, Inc.	678,812	52,587,566
Lowe’s Cos., Inc.	1,168,156	47,777,580
O’Reilly Automotive, Inc. (A)	263,411	29,665,347
PetSmart, Inc. - Class A	173,785	11,641,857
TJX Cos., Inc.	454,640	22,759,278
Tobacco - 1.6%
Philip Morris International, Inc.	441,446	38,238,053

Total Common Stocks (cost $1,978,207,579)		2,327,158,375

	Shares	Value
SECURITIES LENDING COLLATERAL - 4.1%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.18% (C)	96,662,721	$ 96,662,721

Total Securities Lending Collateral (cost $96,662,721)		96,662,721

	Principal	Value
REPURCHASE AGREEMENT - 0.7%
State Street Bank & Trust Co. 0.03% (C), dated 06/28/2013, to be repurchased at $16,136,093 on 07/01/2013. Collateralized by a U.S. Government Agency Obligation, 2.50%, due 12/15/2027, and with a value of $16,463,421.	$ 16,136,053	16,136,053

Total Repurchase Agreement (cost $16,136,053)		16,136,053

Total Investment Securities (cost $2,091,006,353) (D)		2,439,957,149
Other Assets and Liabilities - Net		(96,078,754)

Net Assets		$ 2,343,878,395

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	All or a portion of this security is on loan. The value of all securities on loan is $94,485,547. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rate shown reflects the yield at June 30, 2013.
(D)	Aggregate cost for federal income tax purposes is $2,091,006,353. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $381,456,867 and $32,506,071, respectively. Net unrealized appreciation for tax purposes is $348,950,796.

DEFINITION:

ADR	American Depositary Receipt

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica WMC Diversified Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2013

(unaudited)

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2013
ASSETS
Investment Securities
Common Stocks	$2,327,158,375	$—	$—	$2,327,158,375
Securities Lending Collateral	96,662,721	—	—	96,662,721
Repurchase Agreement	—	16,136,053	—	16,136,053
Total Investment Securities	$2,423,821,096	$16,136,053	$—	$2,439,957,149

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2013
LIABILITIES
Other Liabilities (F)
Collateral for Securities on Loan	$—	$(96,662,721)	$—	$(96,662,721)
Total Other Liabilities	$—	$(96,662,721)	$—	$(96,662,721)

(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended June 30, 2013. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
(F)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica WMC Diversified Growth VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2013

(unaudited)

Assets:
Investment securities, at value (cost: $2,074,870,300) (including securities loaned of $94,485,547)	$2,423,821,096
Repurchase agreement, at value (cost: $16,136,053)	16,136,053
Receivables:
Shares sold	193,697
Investment securities sold	15,909,683
Interest	13
Dividends	1,322,919
Dividend reclaims	136,441
Securities lending income (net)	52,209
Prepaid expenses	13,426

Total assets	2,457,585,537

Liabilities:
Accounts payable and accrued liabilities:
Shares redeemed	1,308,922
Investment securities purchased	14,025,065
Administration fees	45,498
Management and advisory fees	1,293,118
Distribution and service fees	24,864
Transfer agent fees	323
Trustees fees	970
Audit and tax fees	592
Other	345,069
Collateral for securities on loan	96,662,721

Total liabilities	113,707,142

Net assets	$2,343,878,395

Net assets consist of:
Capital stock ($0.01 par value)	$855,246
Additional paid-in capital	1,948,370,648
Undistributed (accumulated) net investment income (loss)	35,127,159
Undistributed (accumulated) net realized gain (loss) from investment securities and foreign currency transactions	10,567,763
Net unrealized appreciation (depreciation) on:
Investment securities	348,950,796
Translation of assets and liabilities denominated in foreign currencies	6,783

Net assets	$2,343,878,395

Net assets by class:
Initial Class	$2,216,069,729
Service Class	127,808,666
Shares outstanding:
Initial Class	80,800,529
Service Class	4,724,031
Net asset value and offering price per share:
Initial Class	$27.43
Service Class	27.06

STATEMENT OF OPERATIONS

For the period ended June 30, 2013

(unaudited)

Investment Income:
Dividend income (net of withholding taxes on foreign dividends of $74,893)	$19,334,179
Interest income	1,518
Securities lending income (net)	492,565

Total investment income	19,828,262

Expenses:
Management and advisory	8,559,400
Distribution and service:
Service Class	172,476
Transfer agent	9,054
Printing and shareholder reports	145,432
Custody	142,134
Administration	301,359
Legal	64,586
Audit and tax	56,773
Trustees	43,302
Other	32,802

Total expenses	9,527,318

Net investment income (loss)	10,300,944

Net realized gain (loss) on transactions from:
Investment securities	152,239,649
Foreign currency transactions	(242)

Total realized gain (loss)	152,239,407

Net change in unrealized appreciation (depreciation) on:
Investment securities	135,949,907
Translation of assets and liabilities denominated in foreign currencies	(3,209)

Net change in unrealized appreciation (depreciation)	135,946,698

Net realized and change in unrealized gain (loss)	288,186,105

Net increase (decrease) in net assets resulting from operations	$298,487,049

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica WMC Diversified Growth VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2013 (unaudited)	December 31, 2012
From operations:
Net investment income (loss)	$10,300,944	$24,813,675
Net realized gain (loss) from investment securities and foreign currency transactions	152,239,407	142,095,409
Net change in unrealized appreciation (depreciation) on investment securities and foreign currency translations	135,946,698	130,711,863
Net increase (decrease) in net assets resulting from operations	298,487,049	297,620,947

Distributions to shareholders:
From net investment income:
Initial Class	—	(7,187,687)
Service Class	—	(160,934)
Total distributions to shareholders	—	(7,348,621)

Capital share transactions:
Proceeds from shares sold:
Initial Class	17,679,696	192,708,998
Service Class	10,898,304	21,046,125
	28,578,000	213,755,123
Dividends and distributions reinvested:
Initial Class	—	7,187,687
Service Class	—	160,934
	—	7,348,621
Cost of shares redeemed:
Initial Class	(305,861,631)	(343,857,120)
Service Class	(35,172,379)	(44,607,093)
	(341,034,010)	(388,464,213)
Net increase (decrease) in net assets resulting from capital shares transactions	(312,456,010)	(167,360,469)

Net increase (decrease) in net assets	(13,968,961)	122,911,857

Net assets:
Beginning of period/year	2,357,847,356	2,234,935,499
End of period/year	$2,343,878,395	$2,357,847,356
Undistributed (accumulated) net investment income (loss)	$35,127,159	$24,826,215

Share activity:
Shares issued:
Initial Class	671,254	8,163,077
Service Class	420,976	882,579
	1,092,230	9,045,656
Shares issued-reinvested from dividends and distributions:
Initial Class	—	294,336
Service Class	—	6,667
	—	301,003
Shares redeemed:
Initial Class	(11,373,983)	(14,226,400)
Service Class	(1,316,666)	(1,867,703)
	(12,690,649)	(16,094,103)

Net increase (decrease) in shares outstanding:
Initial Class	(10,702,729)	(5,768,987)
Service Class	(895,690)	(978,457)
	(11,598,419)	(6,747,444)

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica WMC Diversified Growth VP

FINANCIAL HIGHLIGHTS

For the period or years ended:

For a share outstanding throughout each period/year	Initial Class
	June 30, 2013 (unaudited)		December 31, 2012	December 31, 2011	December 31, 2010		December 31, 2009	December 31, 2008
Net asset value
Beginning of period/year	$24.29		$21.53	$22.46	$19.18		$14.98	$28.90
Investment operations
Net investment income (loss)(A)	0.11		0.25	0.09	0.08		0.10	0.15
Net realized and unrealized gain (loss)	3.03		2.59	(0.93)	3.31		4.26	(13.09)
Total investment operations	3.14		2.84	(0.84)	3.39		4.36	(12.94)
Distributions
Net investment income	—		(0.08)	(0.09)	(0.11)		(0.16)	(0.06)
Net realized gains	—		—	—	—		—	(0.92)
Total distributions	—		(0.08)	(0.09)	(0.11)		(0.16)	(0.98)
Net asset value
End of period/year	$27.43		$24.29	$21.53	$22.46		$19.18	$14.98
Total return(B)	12.93	%(C)	13.17%	(3.73)%	17.81%		29.20%	(46.00)%
Net assets end of period/year (000’s)	$2,216,070		$2,223,006	$2,094,538	$1,932,732		$1,727,961	$1,442,534
Ratio and supplemental data
Expenses to average net assets	0.78	%(D)	0.77%	0.77%	0.78%		0.79%	0.76%
Net investment income (loss) to average net assets	0.87	%(D)	1.02%	0.39%	0.42%		0.63%	0.63%
Portfolio turnover rate	27	%(C)	62%	57%	134	%(E)	43%	33%

(A)	Calculated based on average number of shares outstanding.
(B)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(C)	Not annualized.
(D)	Annualized.
(E)	Increase in portfolio turnover rate was triggered by change in the portfolio’s objectives.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

For a share outstanding throughout each period/year	Service Class
	June 30, 2013 (unaudited)		December 31, 2012	December 31, 2011	December 31, 2010		December 31, 2009	December 31, 2008
Net asset value
Beginning of period/year	$23.99		$21.28	$22.23	$18.99		$14.80	$28.59
Investment operations
Net investment income (loss)(A)	0.08		0.18	0.03	0.03		0.06	0.08
Net realized and unrealized gain (loss)	2.99		2.56	(0.91)	3.27		4.21	(12.95)
Total investment operations	3.07		2.74	(0.88)	3.30		4.27	(12.87)
Distributions
Net investment income	—		(0.03)	(0.07)	(0.06)		(0.08)	—
Net realized gains	—		—	—	—		—	(0.92)
Total distributions	—		(0.03)	(0.07)	(0.06)		(0.08)	(0.92)
Net asset value
End of period/year	$27.06		$23.99	$21.28	$22.23		$18.99	$14.80
Total return(B)	12.80	%(C)	12.86%	(3.93)%	17.48%		28.90%	(46.17)%
Net assets end of period/year (000’s)	$127,809		$134,841	$140,397	$118,730		$29,463	$23,553
Ratio and supplemental data
Expenses to average net assets	1.03	%(D)	1.02%	1.02%	1.03%		1.04%	1.01%
Net investment income (loss) to average net assets	0.61	%(D)	0.76%	0.15%	0.17%		0.37%	0.35%
Portfolio turnover rate	27	%(C)	62%	57%	134	%(E)	43%	33%

(A)	Calculated based on average number of shares outstanding.
(B)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(C)	Not annualized.
(D)	Annualized.
(E)	Increase in portfolio turnover rate was triggered by change in the portfolio’s objectives.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica WMC Diversified Growth VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2013

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica WMC Diversified Growth VP (the “Portfolio”) is a series of TST.

The Portfolio currently offers two class of shares: Initial Class and Service Class.

Transamerica Asset Management, Inc. (“TAM”) provides continuous and regular investment advisory services to the Portfolio. TAM acts as a manager of managers, providing advisory services that include, without limitation, the design and development of each Portfolio and its investment strategy and the ongoing review and evaluation of that investment strategy including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for each Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending and implementing fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolios’ investments; regular review of sub-adviser performance and holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation of portfolio holdings; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolios’ Board of Trustees; oversight of preparation of prospectuses, shareholder reports and other disclosure materials and filings; and oversight of other service providers to the Portfolios, such as the custodian, the transfer agent, the administrator, the distributor, the Portfolios’ independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations for the Portfolios; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment advisory services. Where TAM employs sub-advisers, the sub-advisers carry out and effectuate the investment strategy designed for the Portfolios by TAM and are responsible, subject to TAM’s and the Board of Trustees oversight, for the day-to-day management of the Portfolios and for making decisions to buy, hold or sell a particular security.

Transamerica Fund Services, Inc. (“TFS”) provides supervisory and administrative services to each Portfolio. TFS’s supervisory and administrative services include performing certain administrative services for the Portfolios and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided for the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TFS has outsourced the provision of certain services as described below; to the extent agreed upon by TFS and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of net asset values; shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; recommending and implementing fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and its dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; preparation of agendas and supporting documents for and minutes of meetings of Trustees and committees of Trustees; and preparation of regular communications with the Trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TFS to perform supervisory and administrative services to the Portfolio. State Street performs back office services to support TFS, including furnishing financial and performance information about the Portfolios for inclusion in regulatory filings and Trustee and shareholder reports; preparing drafts of regulatory filings, Trustee materials, tax returns, expenses and budgeting; tax compliance testing; and maintaining books and records. TFS pays all expenses it incurs in connection with providing these services in the Amended and Restated Services Agreement with the exception of the costs of certain services specifically assumed by the Portfolios, as numerated within the Statement of Operations.

This report should be read in conjunction with the Portfolio’s current prospectus, which contains additional information about the Portfolio, including investment objectives and strategies.

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

In preparing the Portfolio’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of securities exposes the Portfolio to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica WMC Diversified Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 1. (continued)

additional collateral; (iii) the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrowed.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio (“Navigator”), a money market mutual fund registered under the 1940 Act. The Transamerica Asset Management family of mutual funds is a significant shareholder of the Navigator as of June 30, 2013. No individual portfolio has a significant holding in the Navigator.

By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees.

Such income is reflected separately in the Statement of Operations. Income from loaned securities in the Statement of Operations is net of fees and rebates earned by the lending agent for its services. The value of loaned securities and related collateral outstanding at June 30, 2013 are shown in the Schedule of Investments and the Statement of Assets and Liabilities.

Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

The open repurchase agreements and related collateral at June 30, 2013 are listed in the Schedule of Investments.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rates in effect when the investment was acquired. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country, or region.

Foreign taxes: The Portfolio may be subjected to taxes imposed by the countries in which they invest, with respect to their investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, has elected to place security transactions of the Portfolio with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions paid by the Portfolio be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

Commissions recaptured during the period ended June 30, 2013 of $42 are included in net realized gain (loss) in the Statement of Operations.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities,

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica WMC Diversified Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 1. (continued)

as soon as the Portfolio is informed of the ex-dividend date, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class, based upon net assets. Each class bears its own specific expenses in addition to the non-class specific expenses.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The Portfolio’s Board of Trustees has delegated the valuation functions on a day-to-day basis to TAM, subject to board oversight. TAM has formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board of Trustees. These policies and procedures are reviewed at least annually by the Board of Trustees. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair market value. These securities are categorized as Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica WMC Diversified Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 2. (continued)

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities (common and preferred stocks): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds, and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2 or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the net asset value of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2013, is disclosed in the Valuation Summary of the Schedule of Investments.

NOTE 3. RELATED PARTY TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.

TAM, the Portfolio’s investment adviser, is directly owned by Western Reserve Life Assurance Co. of Ohio and AUSA Holding Company (“AUSA”), both of which are indirect, wholly-owned subsidiaries of Aegon NV. AUSA is wholly-owned by Aegon USA, LLC (“Aegon USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Aegon USA is owned by Aegon US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

TFS is the Portfolio’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS, and TCI. No interested trustee receives compensation from the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica WMC Diversified Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 3. (continued)

The following schedule reflects the percentage of Portfolio assets owned by affiliated investment companies at June 30, 2013:

	Market Value	% of Net Assets
Transamerica Asset Allocation-Conservative VP	$34,505,692	1.47%
Transamerica Asset Allocation-Growth VP	38,430,724	1.64
Transamerica Asset Allocation-Moderate VP	198,165,611	8.45
Transamerica Asset Allocation-Moderate Growth VP	272,278,337	11.62
Transamerica BlackRock Tactical Allocation VP	49,818,223	2.13
Transamerica ING Balanced Allocation VP	13,722	0.00	(A)
Transamerica ING Conservative Allocation VP	3,083	0.00	(A)
Total	$593,215,392	25.31%

(A)	Percentage rounds to less than 0.01%.

Investment advisory fees: The Portfolio pays management fees to TAM based on average daily net assets (“ANA”) at the following rates and/or breakpoints:

First $500 million	0.750%
Over $500 million up to $2.5 billion	0.700%
Over $2.5 billion	0.650%

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual limit:

Expense limit	Maximum Operating Expense Limit Effective Through
0.85%	May 1, 2014

TAM is entitled to reimbursement by the Portfolio of fees waived and/or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual limit.

During the period ended June 30, 2013, there were no amounts reimbursed/waived or recaptured by TAM. There were no amounts available for recapture by TAM as of June 30, 2013.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

The Portfolio is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2014. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica WMC Diversified Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2013

(unaudited)

NOTE 3. (continued)

Administrative services: The Portfolio has entered into an agreement with TFS for financial and legal fund administration services. The Portfolio pays TFS an annual fee of 0.025% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Transfer agent services: TFS provides transfer agency services under the Administrative Agreement and is compensated for such services under that agreement. For the period ended June 30, 2013 amounts paid to TFS by the Portfolio are included in Transfer Agent in the Statement of Operations and amounts payable to TFS as of June 30, 2013 are included in Transfer agent fees in the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), as elected by the Trustee.

NOTE 4. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2013 were as follows:

Purchases of securities:
Long-term	$647,087,898
U.S. Government	—

Proceeds from maturities and sales of securities:
Long-term	913,843,271
U.S. Government	—

NOTE 5. FEDERAL INCOME TAX MATTERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Portfolio’s tax provisions taken or expected to be taken for all open tax years 2009 - 2012, and has concluded that no provision for income tax is required in the Portfolio’s financial statement. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

NOTE 6. SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica WMC Diversified Growth VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board”) held on June 12-13, 2013, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica WMC Diversified Growth VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”). The Board also reviewed and considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Investment Advisory Agreement, the “Agreements”) for the Portfolio between TAM and Wellington Management Company, LLP (the “Sub-Adviser”).

Following their review and consideration, the Trustees determined that the terms of the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable and that the renewal of each of the Agreements is in the best interests of the Portfolio and its shareholders. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Agreements through June 30, 2014. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the Agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and/or their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM and the Sub-Adviser; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment advisory and other services provided by TAM for the portion of the management fee it retains after payment of the sub-advisory fee. The Board noted that the investment advisory services include the design and development of the Portfolio and its investment strategy, TAM’s selection, ongoing oversight and monitoring of the Sub-Adviser, TAM’s daily supervision of the Portfolio’s investments and recommendations to change the Portfolio’s investment strategy or sub-adviser where it believes appropriate or advisable. The Board also noted that TAM provides services to all Transamerica mutual funds, including the Portfolio, in the form of oversight of the services provided by the funds’ administrator, custodian and transfer agent and supervision of the performance of recordkeeping, shareholder relations, regulatory reporting and compliance functions of the funds.

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2012.

The Board noted that the performance of the Initial Class of the Portfolio was in line with the median for its peer universe for the past 10-year period and below the median for the past 1-, 3- and 5-year periods. The Board also noted that the performance of the Initial Class of the Portfolio was below its benchmark for the past 1-, 3-, 5- and 10-year periods. The Trustees discussed the reasons for the underperformance with TAM and agreed to continue to monitor the performance of the Portfolio. The Board also noted that the Portfolio’s performance for longer periods was attributable to the Portfolio’s previous sub-adviser.

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be procured by TAM and provided by the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and that is competitive with other investment companies.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica WMC Diversified Growth VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Lipper comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of other investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by Strategic Insight, an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was above the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Initial Class of the Portfolio were above the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole, as well as the allocation methodology used for calculating profitability.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser and is paid by TAM and not the Portfolio. As a result, the Board principally considered the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any further economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from these economies of scale. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale with the Portfolio through investments in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser and whether the Portfolio has achieved economies of scale in the future.

Benefits to TAM, its Affiliates and the Sub-Adviser from their Relationships with the Portfolio

The Board considered any other benefits derived by TAM, its affiliates and the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio. The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and its shareholders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2013

Transamerica WMC Diversified Growth VP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement is in the best interests of the Portfolio and its shareholders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2013

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS

(unaudited)

A description of Transamerica Series Trust’s (the “Trust”) proxy voting policies and procedures is available in the Statement of Additional Information of the Portfolios, available without charge upon request by calling 1-800-851-9777 (toll free) or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

In addition, the Portfolios are required to file Form N-PX, with their complete proxy voting records for the 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) from the Portfolios, upon request by calling 1-800-851-9777; and (2) on the SEC’s website at http://www.sec.gov.

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q, which is available on the SEC’s website at http://www.sec.gov. The Portfolios’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

You may also visit the Trust’s website at www.transamericaseriestrust.com for this and other information about the Portfolios and the Trust.

Important Notice Regarding Delivery of Shareholder Documents

Every year we send shareholders informative materials such as the Transamerica Series Trust Annual Report, the Transamerica Series Trust Prospectus, and other required documents that keep you informed regarding your Portfolios. Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 1-888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.

NOTICE OF PRIVACY POLICY

(unaudited)

Your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.

What Information We Collect and From Whom We Collect It

We may collect nonpublic personal information about you from the following sources:

•	Information we receive from you on applications or other forms, such as your name, address, and account number;

•	Information about your transactions with us, our affiliates, or others, such as your account balance and purchase/redemption history; and

•	Information we receive from non-affiliated third parties, including consumer reporting agencies.

What Information We Disclose and To Whom We Disclose It

We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to persons or companies that perform services on our behalf and to other financial institutions with which we have joint marketing agreements. We will require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.

Our Security Procedures

We restrict access to your nonpublic personal information and only allow disclosures to persons and companies as permitted by law to assist in providing products or services to you. We maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information and to safeguard the disposal of certain consumer information.

If you have any questions about our Privacy Policy, please call 1-888-233-4339 on any business day between 8 a.m. and 7 p.m. Eastern Time.

Note:        This Privacy Policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of our funds in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.

P.O. Box 9012

Clearwater, FL 33758-9012

Distributor:	Transamerica Capital, Inc.
4600 South Syracuse Street
Denver, CO 80237

Customer Service: 1-800-851-9777

Item 2: Code of Ethics.

Not applicable for semi-annual reports.

Item 3: Audit Committee Financial Experts.

Not applicable for semi-annual reports.

Item 4: Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5: Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6: Investments.

(a)	The schedules of investments are included in the Semi-Annual Report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11: Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are appropriately designed to ensure that information required to be disclosed by the Registrant in the reports that it files on Form N-CSR (a) is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)

The Registrant’s principal executive officer and principal financial officer are aware of no change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12: Exhibits.

(a)	(1)	Not applicable.
	(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.
	(3)	Not applicable.

(b)

A certification for the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. The certification furnished pursuant to this paragraph is not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates it by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica Series Trust
(Registrant)

By:	/s/ Thomas A. Swank
Thomas A. Swank
Chief Executive Officer
(Principal Executive Officer)

Date:	August 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas A. Swank
Thomas A. Swank
Chief Executive Officer
(Principal Executive Officer)

Date:	August 28, 2013

By:	/s/ Elizabeth Strouse
Elizabeth Strouse
Principal Financial Officer

Date:	August 28, 2013

EXHIBIT INDEX

Exhibit No.	Description of Exhibit

12(a)(2)(i)	Section 302 N-CSR Certification of Principal Executive Officer
12(a)(2)(ii)	Section 302 N-CSR Certification of Principal Financial Officer
12(b)	Section 906 N-CSR Certification of Principal Executive Officer and Principal Financial Officer